SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a) The Report to Shareholders is attached herewith.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPYX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P 500 Fossil Fuel Reserves Free ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$22	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the U.S. Federal Reserve (''the Fed'') and other Central Banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc., Amazon.com Inc., Apple Inc., Meta Platforms Inc., Microsoft Corp., NVIDIA Corp. and Tesla Inc.. Compared with the S&P 500, which returned 24.56% during the reporting period, the Fund slightly outperformed. Stocks from the Energy sector underperformed during the reporting period, and because the Fund excluded a significant portion of securities in the Energy sector, the net result for the Fund was slight relative outperformance to the broader market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPYX	S&P 500 Index	S&P 500 Fossil Fuel Free Index
11/30/15	$10,000	$10,000	$10,000
11/30/15	$10,000	$10,000	$10,000
12/31/15	$9,868	$9,820	$9,872
1/31/16	$9,361	$9,292	$9,371
2/29/16	$9,345	$9,289	$9,362
3/31/16	$9,970	$9,936	$9,974
4/30/16	$9,958	$9,990	$9,963
5/31/16	$10,147	$10,165	$10,155
6/30/16	$10,149	$10,188	$10,160
7/31/16	$10,564	$10,576	$10,574
8/31/16	$10,578	$10,590	$10,592
9/30/16	$10,563	$10,599	$10,579
10/31/16	$10,388	$10,392	$10,398
11/30/16	$10,750	$10,801	$10,759
12/31/16	$10,957	$11,005	$10,971
1/31/17	$11,196	$11,226	$11,218
2/28/17	$11,678	$11,660	$11,701
3/31/17	$11,711	$11,667	$11,720
4/30/17	$11,865	$11,791	$11,862
5/31/17	$12,026	$11,942	$12,054
6/30/17	$12,111	$12,025	$12,138
7/31/17	$12,357	$12,263	$12,382
8/31/17	$12,416	$12,301	$12,449
9/30/17	$12,618	$12,563	$12,668
10/31/17	$12,937	$12,851	$12,972
11/30/17	$13,328	$13,250	$13,378
12/31/17	$13,475	$13,395	$13,514
1/31/18	$14,264	$14,119	$14,308
2/28/18	$13,763	$13,609	$13,830
3/31/18	$13,402	$13,297	$13,453
4/30/18	$13,399	$13,365	$13,458
5/31/18	$13,714	$13,706	$13,776
6/30/18	$13,763	$13,776	$13,827
7/31/18	$14,306	$14,251	$14,381
8/31/18	$14,815	$14,744	$14,900
9/30/18	$14,892	$14,810	$14,969
10/31/18	$13,892	$13,771	$13,940
11/30/18	$14,153	$14,045	$14,228
12/31/18	$12,889	$12,762	$12,950
1/31/19	$13,905	$13,856	$13,999
2/28/19	$14,353	$14,339	$14,439
3/31/19	$14,593	$14,591	$14,715
4/30/19	$15,229	$15,194	$15,348
5/31/19	$14,290	$14,233	$14,371
6/30/19	$15,280	$15,244	$15,387
7/31/19	$15,511	$15,476	$15,634
8/31/19	$15,286	$15,191	$15,417
9/30/19	$15,578	$15,456	$15,704
10/31/19	$15,947	$15,792	$16,077
11/30/19	$16,537	$16,394	$16,671
12/31/19	$17,001	$16,865	$17,156
1/31/20	$17,043	$16,882	$17,201
2/29/20	$15,685	$15,493	$15,812
3/31/20	$13,825	$13,579	$13,944
4/30/20	$15,519	$15,320	$15,685
5/31/20	$16,279	$16,050	$16,449
6/30/20	$16,611	$16,369	$16,785
7/31/20	$17,586	$17,292	$17,769
8/31/20	$18,875	$18,535	$19,076
9/30/20	$18,188	$17,830	$18,384
10/31/20	$17,733	$17,356	$17,900
11/30/20	$19,618	$19,256	$19,815
12/31/20	$20,348	$19,996	$20,572
1/31/21	$20,068	$19,795	$20,299
2/28/21	$20,607	$20,340	$20,856
3/31/21	$21,549	$21,231	$21,798
4/30/21	$22,732	$22,364	$22,990
5/31/21	$22,857	$22,520	$23,130
6/30/21	$23,371	$23,046	$23,654
7/31/21	$23,946	$23,594	$24,259
8/31/21	$24,700	$24,311	$25,021
9/30/21	$23,455	$23,180	$23,774
10/31/21	$25,074	$24,804	$25,420
11/30/21	$24,913	$24,633	$25,268
12/31/21	$26,059	$25,736	$26,413
1/31/22	$24,563	$24,405	$24,919
2/28/22	$23,766	$23,674	$24,106
3/31/22	$24,608	$24,553	$24,966
4/30/22	$22,415	$22,412	$22,733
5/31/22	$22,330	$22,453	$22,657
6/30/22	$20,563	$20,600	$20,856
7/31/22	$22,422	$22,499	$22,760
8/31/22	$21,451	$21,581	$21,777
9/30/22	$19,485	$19,594	$19,768
10/31/22	$20,930	$21,180	$21,243
11/30/22	$22,131	$22,364	$22,483
12/31/22	$20,838	$21,075	$21,165
1/31/23	$22,176	$22,400	$22,528
2/28/23	$21,671	$21,853	$22,026
3/31/23	$22,493	$22,655	$22,865
4/30/23	$22,818	$23,009	$23,191
5/31/23	$23,010	$23,109	$23,385
6/30/23	$24,519	$24,636	$24,941
7/31/23	$25,305	$25,427	$25,727
8/31/23	$24,865	$25,023	$25,289
9/30/23	$23,620	$23,830	$24,019
10/31/23	$23,171	$23,328	$23,570
11/30/23	$25,365	$25,459	$25,806
12/31/23	$26,546	$26,616	$27,003
1/31/24	$26,987	$27,063	$27,472
2/29/24	$28,406	$28,508	$28,937
3/31/24	$29,282	$29,425	$29,829
4/30/24	$28,053	$28,224	$28,567
5/31/24	$29,504	$29,625	$30,031
6/30/24	$30,581	$30,689	$31,163

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 11/30/15
SPYX	24.70%	14.91%	13.91%
S&P 500 Index	24.56%	15.05%	13.95%
S&P 500 Fossil Fuel Free Index	24.94%	15.16%	14.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,782,270,461
# of Portfolio Holdings	492
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$3,061,650

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	12.4%
Software	11.1%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	6.9%
Banks	4.1%
Financial Services	4.0%
Broadline Retail	4.0%
Pharmaceuticals	3.9%
Health Care Providers & Services	2.5%
Health Care Equipment & Supplies	2.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.5%
NVIDIA Corp.	6.8%
Apple, Inc.	6.8%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc., B	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
JPMorgan Chase & Co.	1.3%

TSR AR SPYX

SPDR Global Dow ETF

DGT

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Global Dow ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Global Dow ETF	$54	0.50%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Bank of Canada, European Central Bank and Swiss National Bank all moved towards loosening regimes and began cutting rates. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year.

The Fund used equity Index futures in order to equitize cash and accruals during the reporting period. The Fund’s use of futures helped the Fund track the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	DGT	S&P 500 Index	The Global Dow
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,886	$9,838	$9,912
8/31/14	$10,071	$10,245	$10,087
9/30/14	$9,767	$10,065	$9,772
10/31/14	$9,803	$10,311	$9,758
11/30/14	$9,938	$10,581	$9,948
12/31/14	$9,664	$10,557	$9,688
1/31/15	$9,440	$10,267	$9,459
2/28/15	$10,056	$10,860	$10,020
3/31/15	$9,838	$10,725	$9,799
4/30/15	$10,137	$10,801	$10,133
5/31/15	$10,122	$10,942	$10,114
6/30/15	$9,916	$10,737	$9,863
7/31/15	$9,993	$10,944	$9,990
8/31/15	$9,288	$10,285	$9,265
9/30/15	$8,861	$10,003	$8,853
10/31/15	$9,613	$10,813	$9,626
11/30/15	$9,505	$10,849	$9,457
12/31/15	$9,259	$10,653	$9,248
1/31/16	$8,661	$10,080	$8,628
2/29/16	$8,572	$10,077	$8,566
3/31/16	$9,226	$10,780	$9,214
4/30/16	$9,457	$10,838	$9,483
5/31/16	$9,382	$11,027	$9,374
6/30/16	$9,318	$11,053	$9,290
7/31/16	$9,716	$11,474	$9,703
8/31/16	$9,863	$11,489	$9,853
9/30/16	$9,963	$11,498	$9,931
10/31/16	$9,886	$11,274	$9,878
11/30/16	$9,984	$11,718	$9,948
12/31/16	$10,239	$11,938	$10,264
1/31/17	$10,546	$12,178	$10,539
2/28/17	$10,815	$12,650	$10,820
3/31/17	$11,007	$12,657	$10,972
4/30/17	$11,180	$12,791	$11,143
5/31/17	$11,323	$12,955	$11,306
6/30/17	$11,428	$13,046	$11,374
7/31/17	$11,762	$13,304	$11,737
8/31/17	$11,753	$13,345	$11,726
9/30/17	$12,022	$13,630	$12,005
10/31/17	$12,265	$13,942	$12,233
11/30/17	$12,518	$14,374	$12,493
12/31/17	$12,818	$14,532	$12,792
1/31/18	$13,541	$15,317	$13,555
2/28/18	$12,939	$14,764	$12,971
3/31/18	$12,640	$14,426	$12,593
4/30/18	$12,763	$14,499	$12,778
5/31/18	$12,580	$14,869	$12,584
6/30/18	$12,524	$14,945	$12,511
7/31/18	$13,017	$15,461	$13,003
8/31/18	$12,977	$15,995	$12,973
9/30/18	$13,183	$16,067	$13,190
10/31/18	$12,227	$14,939	$12,238
11/30/18	$12,478	$15,237	$12,442
12/31/18	$11,601	$13,845	$11,602
1/31/19	$12,547	$15,032	$12,520
2/28/19	$12,772	$15,555	$12,772
3/31/19	$12,833	$15,829	$12,806
4/30/19	$13,271	$16,483	$13,240
5/31/19	$12,414	$15,441	$12,396
6/30/19	$13,244	$16,537	$13,247
7/31/19	$13,170	$16,789	$13,228
8/31/19	$12,793	$16,480	$12,767
9/30/19	$13,110	$16,767	$13,094
10/31/19	$13,387	$17,132	$13,367
11/30/19	$13,733	$17,785	$13,697
12/31/19	$14,177	$18,296	$14,149
1/31/20	$13,727	$18,315	$13,763
2/29/20	$12,726	$16,807	$12,631
3/31/20	$10,783	$14,731	$10,793
4/30/20	$11,658	$16,620	$11,671
5/31/20	$12,162	$17,411	$12,089
6/30/20	$12,491	$17,758	$12,431
7/31/20	$12,942	$18,759	$12,914
8/31/20	$13,730	$20,107	$13,692
9/30/20	$13,179	$19,343	$13,126
10/31/20	$12,874	$18,829	$12,807
11/30/20	$14,911	$20,890	$14,898
12/31/20	$15,526	$21,693	$15,530
1/31/21	$15,438	$21,474	$15,407
2/28/21	$16,461	$22,066	$16,385
3/31/21	$17,154	$23,033	$17,073
4/30/21	$17,646	$24,262	$17,595
5/31/21	$18,380	$24,431	$18,233
6/30/21	$18,117	$25,002	$18,034
7/31/21	$18,041	$25,596	$17,964
8/31/21	$18,395	$26,374	$18,371
9/30/21	$17,943	$25,147	$17,943
10/31/21	$18,612	$26,909	$18,575
11/30/21	$17,818	$26,723	$17,738
12/31/21	$18,887	$27,920	$18,842
1/31/22	$19,071	$26,475	$18,941
2/28/22	$18,480	$25,683	$18,482
3/31/22	$18,722	$26,636	$18,793
4/30/22	$17,450	$24,314	$17,521
5/31/22	$18,065	$24,358	$18,015
6/30/22	$16,296	$22,348	$16,224
7/31/22	$16,921	$24,408	$16,855
8/31/22	$16,407	$23,413	$16,434
9/30/22	$14,762	$21,256	$14,803
10/31/22	$16,076	$22,977	$16,055
11/30/22	$17,795	$24,261	$17,649
12/31/22	$17,346	$22,864	$17,345
1/31/23	$18,798	$24,300	$18,728
2/28/23	$18,278	$23,707	$18,270
3/31/23	$18,539	$24,578	$18,502
4/30/23	$18,940	$24,961	$18,878
5/31/23	$18,301	$25,070	$18,229
6/30/23	$19,647	$26,726	$19,571
7/31/23	$20,404	$27,585	$20,362
8/31/23	$19,790	$27,146	$19,766
9/30/23	$19,105	$25,852	$19,118
10/31/23	$18,594	$25,308	$18,503
11/30/23	$20,083	$27,619	$20,057
12/31/23	$20,988	$28,874	$21,004
1/31/24	$21,087	$29,359	$21,153
2/29/24	$21,818	$30,927	$21,796
3/31/24	$22,689	$31,922	$22,672
4/30/24	$22,098	$30,619	$22,134
5/31/24	$23,125	$32,138	$22,984
6/30/24	$22,931	$33,292	$22,868

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
DGT	16.80%	11.51%	8.62%
S&P 500 Index	24.56%	15.05%	12.86%
The Global Dow	16.84%	11.55%	8.62%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$208,044,962
# of Portfolio Holdings	163
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$892,725

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Banks	14.3%
Oil, Gas & Consumable Fuels	6.3%
Pharmaceuticals	5.5%
Semiconductors & Semiconductor Equipment	5.2%
Aerospace & Defense	3.9%
Insurance	3.5%
Metals & Mining	3.0%
Technology Hardware, Storage & Peripherals	2.7%
Broadline Retail	2.6%
IT Services	2.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	1.6%
QUALCOMM, Inc.	1.1%
Broadcom, Inc.	1.1%
General Electric Co.	1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0%
Meta Platforms, Inc., A	1.0%
UniCredit SpA	1.0%
Howmet Aerospace, Inc.	0.9%
Eli Lilly & Co.	0.9%
Netflix, Inc.	0.9%

TSR AR DGT

SPDR S&P Capital Markets ETF

KCE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Capital Markets ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Capital Markets ETF	$41	0.35%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The biggest area of concern during the quarter revolved around sticky core services inflation even as the U.S. economy remained resilient. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The Fed held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024. More focus on capital markets stocks continued around the goal to create Net Zero carbon projects. The capital markets have been able to offer carbon project developers an opportunity to receive funding they might not be able to get via other means.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KCE	S&P 500 Index	S&P Capital Markets Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,656	$9,838	$9,652
8/31/14	$10,073	$10,245	$10,076
9/30/14	$9,776	$10,065	$9,777
10/31/14	$9,992	$10,311	$9,995
11/30/14	$10,098	$10,581	$10,095
12/31/14	$10,365	$10,557	$10,365
1/31/15	$9,533	$10,267	$9,540
2/28/15	$10,262	$10,860	$10,273
3/31/15	$10,364	$10,725	$10,370
4/30/15	$10,308	$10,801	$10,322
5/31/15	$10,432	$10,942	$10,445
6/30/15	$10,499	$10,737	$10,503
7/31/15	$10,437	$10,944	$10,445
8/31/15	$9,321	$10,285	$9,329
9/30/15	$8,634	$10,003	$8,638
10/31/15	$9,265	$10,813	$9,272
11/30/15	$9,715	$10,849	$9,727
12/31/15	$9,076	$10,653	$9,089
1/31/16	$7,711	$10,080	$7,715
2/29/16	$7,535	$10,077	$7,538
3/31/16	$8,223	$10,780	$8,238
4/30/16	$8,415	$10,838	$8,429
5/31/16	$8,704	$11,027	$8,729
6/30/16	$7,687	$11,053	$7,698
7/31/16	$8,338	$11,474	$8,351
8/31/16	$8,761	$11,489	$8,780
9/30/16	$8,655	$11,498	$8,680
10/31/16	$8,372	$11,274	$8,396
11/30/16	$9,553	$11,718	$9,579
12/31/16	$9,654	$11,938	$9,681
1/31/17	$9,884	$12,178	$9,924
2/28/17	$10,260	$12,650	$10,303
3/31/17	$10,120	$12,657	$10,156
4/30/17	$10,146	$12,791	$10,184
5/31/17	$10,046	$12,955	$10,082
6/30/17	$10,699	$13,046	$10,739
7/31/17	$11,100	$13,304	$11,151
8/31/17	$10,795	$13,345	$10,858
9/30/17	$11,474	$13,630	$11,532
10/31/17	$11,672	$13,942	$11,734
11/30/17	$12,390	$14,374	$12,466
12/31/17	$12,693	$14,532	$12,765
1/31/18	$13,197	$15,317	$13,286
2/28/18	$13,036	$14,764	$13,129
3/31/18	$12,940	$14,426	$13,043
4/30/18	$13,004	$14,499	$13,099
5/31/18	$13,211	$14,869	$13,311
6/30/18	$12,872	$14,945	$12,988
7/31/18	$13,163	$15,461	$13,271
8/31/18	$13,045	$15,995	$13,164
9/30/18	$12,570	$16,067	$12,677
10/31/18	$11,628	$14,939	$11,736
11/30/18	$11,914	$15,237	$12,033
12/31/18	$10,761	$13,845	$10,871
1/31/19	$11,693	$15,032	$11,801
2/28/19	$12,343	$15,555	$12,454
3/31/19	$12,058	$15,829	$12,168
4/30/19	$13,000	$16,483	$13,132
5/31/19	$11,934	$15,441	$12,054
6/30/19	$12,634	$16,537	$12,764
7/31/19	$12,960	$16,789	$13,099
8/31/19	$12,273	$16,480	$12,409
9/30/19	$12,539	$16,767	$12,676
10/31/19	$12,772	$17,132	$12,918
11/30/19	$13,600	$17,785	$13,725
12/31/19	$13,686	$18,296	$13,821
1/31/20	$13,966	$18,315	$14,107
2/29/20	$12,853	$16,807	$12,965
3/31/20	$10,567	$14,731	$10,687
4/30/20	$12,059	$16,620	$12,194
5/31/20	$12,790	$17,411	$12,939
6/30/20	$13,128	$17,758	$13,288
7/31/20	$13,543	$18,759	$13,598
8/31/20	$14,093	$20,107	$14,120
9/30/20	$13,626	$19,343	$13,654
10/31/20	$14,228	$18,829	$14,255
11/30/20	$16,252	$20,890	$16,295
12/31/20	$17,864	$21,693	$17,927
1/31/21	$17,649	$21,474	$17,722
2/28/21	$19,084	$22,066	$19,169
3/31/21	$20,082	$23,033	$20,165
4/30/21	$21,379	$24,262	$21,469
5/31/21	$22,090	$24,431	$22,209
6/30/21	$22,494	$25,002	$22,624
7/31/21	$22,808	$25,596	$22,947
8/31/21	$23,809	$26,374	$23,961
9/30/21	$22,853	$25,147	$23,003
10/31/21	$25,596	$26,909	$25,771
11/30/21	$24,575	$26,723	$24,754
12/31/21	$25,027	$27,920	$25,217
1/31/22	$23,006	$26,475	$23,206
2/28/22	$22,259	$25,683	$22,444
3/31/22	$22,148	$26,636	$22,331
4/30/22	$19,164	$24,314	$19,335
5/31/22	$19,913	$24,358	$20,094
6/30/22	$17,815	$22,348	$17,972
7/31/22	$19,912	$24,408	$20,110
8/31/22	$19,525	$23,413	$19,712
9/30/22	$17,578	$21,256	$17,740
10/31/22	$19,502	$22,977	$19,697
11/30/22	$20,902	$24,261	$21,131
12/31/22	$19,475	$22,864	$19,681
1/31/23	$22,075	$24,300	$22,327
2/28/23	$21,747	$23,707	$22,005
3/31/23	$20,636	$24,578	$20,891
4/30/23	$20,302	$24,961	$20,547
5/31/23	$19,656	$25,070	$19,897
6/30/23	$21,171	$26,726	$21,437
7/31/23	$22,886	$27,585	$23,173
8/31/23	$22,422	$27,146	$22,708
9/30/23	$21,763	$25,852	$22,045
10/31/23	$20,588	$25,308	$20,868
11/30/23	$22,878	$27,619	$23,199
12/31/23	$25,727	$28,874	$26,102
1/31/24	$25,187	$29,359	$25,564
2/29/24	$26,716	$30,927	$27,135
3/31/24	$28,016	$31,922	$28,454
4/30/24	$26,947	$30,619	$27,340
5/31/24	$28,215	$32,138	$28,617
6/30/24	$28,097	$33,292	$28,502

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KCE	32.64%	17.31%	10.87%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Capital Markets Select Industry Index	32.96%	17.43%	11.04%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$416,185,853
# of Portfolio Holdings	65
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$908,151

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Asset Management & Custody Banks	45.4%
Investment Banking & Brokerage	32.6%
Financial Exchanges & Data	21.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Jefferies Financial Group, Inc.	1.9%
Piper Sandler Cos.	1.9%
Moelis & Co., A	1.8%
StepStone Group, Inc., A	1.8%
Stifel Financial Corp.	1.8%
Raymond James Financial, Inc.	1.8%
PJT Partners, Inc., A	1.8%
Hamilton Lane, Inc., A	1.8%
Evercore, Inc., A	1.8%
Affiliated Managers Group, Inc.	1.8%

TSR AR KCE

SPDR S&P Insurance ETF

KIE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Insurance ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Insurance ETF	$39	0.35%

How did the Fund perform last year and what affected its performance?

Performance of the Fund was driven by current market conditions. Insurance companies are benefiting from net premiums earned plus the high interest rate environment. Insurance companies typically invest premiums received and tend to earn higher rates of return when market interest rates are elevated.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	KIE	S&P 500 Index	S&P Insurance Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,532	$9,838	$9,535
8/31/14	$10,115	$10,245	$10,124
9/30/14	$9,853	$10,065	$9,863
10/31/14	$10,256	$10,311	$10,270
11/30/14	$10,388	$10,581	$10,403
12/31/14	$10,508	$10,557	$10,526
1/31/15	$9,894	$10,267	$9,919
2/28/15	$10,505	$10,860	$10,535
3/31/15	$10,607	$10,725	$10,638
4/30/15	$10,573	$10,801	$10,607
5/31/15	$10,720	$10,942	$10,756
6/30/15	$10,802	$10,737	$10,843
7/31/15	$11,371	$10,944	$11,415
8/31/15	$10,857	$10,285	$10,904
9/30/15	$10,754	$10,003	$10,803
10/31/15	$11,339	$10,813	$11,396
11/30/15	$11,532	$10,849	$11,593
12/31/15	$11,133	$10,653	$11,198
1/31/16	$10,510	$10,080	$10,570
2/29/16	$10,420	$10,077	$10,484
3/31/16	$11,134	$10,780	$11,207
4/30/16	$11,230	$10,838	$11,310
5/31/16	$11,752	$11,027	$11,835
6/30/16	$11,491	$11,053	$11,576
7/31/16	$11,611	$11,474	$11,698
8/31/16	$12,090	$11,489	$12,190
9/30/16	$12,021	$11,498	$12,123
10/31/16	$12,050	$11,274	$12,154
11/30/16	$13,084	$11,718	$13,201
12/31/16	$13,517	$11,938	$13,643
1/31/17	$13,591	$12,178	$13,725
2/28/17	$14,235	$12,650	$14,378
3/31/17	$14,055	$12,657	$14,203
4/30/17	$14,142	$12,791	$14,292
5/31/17	$14,154	$12,955	$14,311
6/30/17	$14,467	$13,046	$14,628
7/31/17	$15,014	$13,304	$15,184
8/31/17	$14,509	$13,345	$14,680
9/30/17	$14,833	$13,630	$15,010
10/31/17	$15,175	$13,942	$15,359
11/30/17	$15,406	$14,374	$15,604
12/31/17	$15,257	$14,532	$15,455
1/31/18	$15,680	$15,317	$15,889
2/28/18	$15,123	$14,764	$15,333
3/31/18	$15,496	$14,426	$15,711
4/30/18	$15,419	$14,499	$15,634
5/31/18	$15,182	$14,869	$15,408
6/30/18	$14,943	$14,945	$15,166
7/31/18	$15,895	$15,461	$16,132
8/31/18	$16,058	$15,995	$16,319
9/30/18	$16,130	$16,067	$16,390
10/31/18	$15,106	$14,939	$15,349
11/30/18	$15,587	$15,237	$15,834
12/31/18	$14,349	$13,845	$14,596
1/31/19	$15,396	$15,032	$15,649
2/28/19	$16,023	$15,555	$16,295
3/31/19	$15,710	$15,829	$15,982
4/30/19	$16,889	$16,483	$17,191
5/31/19	$16,492	$15,441	$16,798
6/30/19	$17,351	$16,537	$17,679
7/31/19	$17,678	$16,789	$18,015
8/31/19	$17,193	$16,480	$17,531
9/30/19	$18,060	$16,767	$18,417
10/31/19	$17,635	$17,132	$17,977
11/30/19	$18,189	$17,785	$18,548
12/31/19	$18,252	$18,296	$18,631
1/31/20	$18,260	$18,315	$18,647
2/29/20	$16,362	$16,807	$16,700
3/31/20	$12,924	$14,731	$13,202
4/30/20	$13,518	$16,620	$13,802
5/31/20	$14,041	$17,411	$14,350
6/30/20	$14,229	$17,758	$14,555
7/31/20	$14,844	$18,759	$15,178
8/31/20	$15,343	$20,107	$15,693
9/30/20	$14,661	$19,343	$15,002
10/31/20	$14,854	$18,829	$15,204
11/30/20	$17,013	$20,890	$17,416
12/31/20	$17,692	$21,693	$18,111
1/31/21	$16,934	$21,474	$17,355
2/28/21	$18,405	$22,066	$18,865
3/31/21	$19,370	$23,033	$19,857
4/30/21	$20,787	$24,262	$21,307
5/31/21	$21,046	$24,431	$21,595
6/30/21	$20,496	$25,002	$21,044
7/31/21	$20,267	$25,596	$20,803
8/31/21	$21,075	$26,374	$21,640
9/30/21	$20,181	$25,147	$20,729
10/31/21	$21,541	$26,909	$22,132
11/30/21	$20,435	$26,723	$20,995
12/31/21	$21,686	$27,920	$22,300
1/31/22	$21,500	$26,475	$22,119
2/28/22	$21,484	$25,683	$22,101
3/31/22	$22,651	$26,636	$23,312
4/30/22	$20,991	$24,314	$21,611
5/31/22	$21,619	$24,358	$22,260
6/30/22	$20,511	$22,348	$21,125
7/31/22	$20,639	$24,408	$21,271
8/31/22	$20,617	$23,413	$21,257
9/30/22	$19,675	$21,256	$20,267
10/31/22	$22,508	$22,977	$23,209
11/30/22	$23,194	$24,261	$23,939
12/31/22	$22,431	$22,864	$23,153
1/31/23	$23,801	$24,300	$24,573
2/28/23	$23,719	$23,707	$24,495
3/31/23	$21,653	$24,578	$22,369
4/30/23	$22,233	$24,961	$22,971
5/31/23	$20,980	$25,070	$21,679
6/30/23	$22,553	$26,726	$23,318
7/31/23	$23,458	$27,585	$24,255
8/31/23	$23,466	$27,146	$24,278
9/30/23	$23,560	$25,852	$24,376
10/31/23	$23,651	$25,308	$24,481
11/30/23	$25,061	$27,619	$25,951
12/31/23	$25,161	$28,874	$26,056
1/31/24	$26,450	$29,359	$27,406
2/29/24	$27,675	$30,927	$28,704
3/31/24	$29,104	$31,922	$30,193
4/30/24	$27,143	$30,619	$28,140
5/31/24	$28,618	$32,138	$29,685
6/30/24	$27,969	$33,292	$29,029

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
KIE	24.03%	10.02%	10.84%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Insurance Select Industry Index	24.51%	10.43%	11.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$723,337,510
# of Portfolio Holdings	51
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$2,317,080

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Property & Casualty Insurance	49.1%
Life & Health Insurance	24.8%
Insurance Brokers	13.8%
Reinsurance	8.1%
Multi-line Insurance	4.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Ryan Specialty Holdings, Inc.	2.2%
Primerica, Inc.	2.2%
Brighthouse Financial, Inc.	2.1%
Globe Life, Inc.	2.1%
Unum Group	2.1%
Cincinnati Financial Corp.	2.1%
Old Republic International Corp.	2.1%
CNO Financial Group, Inc.	2.1%
Arch Capital Group Ltd.	2.1%
Everest Group Ltd.	2.1%

TSR AR KIE

SPDR NYSE Technology ETF

XNTK

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR NYSE Technology ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR NYSE Technology ETF	$42	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. A.I.-related semiconductor stocks continued to surge, revealing the investor belief that A.I. represented an enormous secular growth opportunity that transcended concerns about the macroeconomy. These and the Magnificent Seven once again pulled the market up with them into the end of the reporting period, ultimately producing strong net gains for the year.

The Fund did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XNTK	S&P 500 Index	NYSE Technology Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,008	$9,838	$10,011
8/31/14	$10,396	$10,245	$10,409
9/30/14	$10,169	$10,065	$10,171
10/31/14	$10,194	$10,311	$10,213
11/30/14	$10,662	$10,581	$10,678
12/31/14	$10,621	$10,557	$10,641
1/31/15	$10,166	$10,267	$10,190
2/28/15	$11,056	$10,860	$11,076
3/31/15	$10,568	$10,725	$10,595
4/30/15	$10,889	$10,801	$10,924
5/31/15	$11,032	$10,942	$11,057
6/30/15	$10,625	$10,737	$10,664
7/31/15	$11,228	$10,944	$11,265
8/31/15	$10,689	$10,285	$10,733
9/30/15	$10,500	$10,003	$10,560
10/31/15	$11,610	$10,813	$11,662
11/30/15	$11,735	$10,849	$11,782
12/31/15	$11,456	$10,653	$11,510
1/31/16	$10,398	$10,080	$10,463
2/29/16	$10,398	$10,077	$10,456
3/31/16	$11,207	$10,780	$11,278
4/30/16	$10,990	$10,838	$11,065
5/31/16	$11,528	$11,027	$11,613
6/30/16	$11,230	$11,053	$11,311
7/31/16	$12,139	$11,474	$12,234
8/31/16	$12,551	$11,489	$12,650
9/30/16	$12,800	$11,498	$12,905
10/31/16	$12,826	$11,274	$12,916
11/30/16	$12,916	$11,718	$13,019
12/31/16	$12,993	$11,938	$13,081
1/31/17	$13,782	$12,178	$13,902
2/28/17	$14,408	$12,650	$14,531
3/31/17	$14,751	$12,657	$14,883
4/30/17	$15,215	$12,791	$15,359
5/31/17	$15,820	$12,955	$15,974
6/30/17	$15,674	$13,046	$15,822
7/31/17	$16,229	$13,304	$16,395
8/31/17	$16,719	$13,345	$16,896
9/30/17	$16,976	$13,630	$17,167
10/31/17	$18,042	$13,942	$18,229
11/30/17	$18,207	$14,374	$18,415
12/31/17	$18,204	$14,532	$18,400
1/31/18	$20,051	$15,317	$20,276
2/28/18	$20,130	$14,764	$20,361
3/31/18	$19,304	$14,426	$19,558
4/30/18	$19,134	$14,499	$19,373
5/31/18	$20,237	$14,869	$20,492
6/30/18	$20,326	$14,945	$20,589
7/31/18	$20,196	$15,461	$20,474
8/31/18	$20,685	$15,995	$20,981
9/30/18	$20,603	$16,067	$20,900
10/31/18	$18,323	$14,939	$18,589
11/30/18	$18,435	$15,237	$18,721
12/31/18	$16,752	$13,845	$17,176
1/31/19	$18,585	$15,032	$19,041
2/28/19	$19,473	$15,555	$19,953
3/31/19	$20,093	$15,829	$20,602
4/30/19	$21,387	$16,483	$21,939
5/31/19	$18,968	$15,441	$19,464
6/30/19	$20,522	$16,537	$21,068
7/31/19	$21,267	$16,789	$21,835
8/31/19	$20,614	$16,480	$21,187
9/30/19	$20,583	$16,767	$21,148
10/31/19	$21,148	$17,132	$21,732
11/30/19	$22,142	$17,785	$22,764
12/31/19	$23,157	$18,296	$23,823
1/31/20	$24,043	$18,315	$24,749
2/29/20	$23,157	$16,807	$23,794
3/31/20	$20,776	$14,731	$21,385
4/30/20	$24,095	$16,620	$24,817
5/31/20	$25,993	$17,411	$26,811
6/30/20	$28,275	$17,758	$29,164
7/31/20	$30,732	$18,759	$31,677
8/31/20	$35,458	$20,107	$36,594
9/30/20	$33,769	$19,343	$34,859
10/31/20	$32,709	$18,829	$33,722
11/30/20	$37,640	$20,890	$38,854
12/31/20	$40,228	$21,693	$41,560
1/31/21	$40,961	$21,474	$42,332
2/28/21	$42,036	$22,066	$43,432
3/31/21	$41,242	$23,033	$42,613
4/30/21	$42,819	$24,262	$44,258
5/31/21	$42,478	$24,431	$43,924
6/30/21	$45,352	$25,002	$46,925
7/31/21	$45,244	$25,596	$46,818
8/31/21	$46,877	$26,374	$48,521
9/30/21	$44,638	$25,147	$46,230
10/31/21	$47,364	$26,909	$49,063
11/30/21	$48,079	$26,723	$49,775
12/31/21	$47,329	$27,920	$49,049
1/31/22	$41,958	$26,475	$43,523
2/28/22	$39,675	$25,683	$41,136
3/31/22	$39,756	$26,636	$41,182
4/30/22	$33,845	$24,314	$35,090
5/31/22	$32,869	$24,358	$34,106
6/30/22	$29,561	$22,348	$30,666
7/31/22	$32,412	$24,408	$33,659
8/31/22	$30,881	$23,413	$32,072
9/30/22	$27,028	$21,256	$28,057
10/31/22	$28,087	$22,977	$29,172
11/30/22	$30,790	$24,261	$32,010
12/31/22	$27,904	$22,864	$29,010
1/31/23	$32,485	$24,300	$33,793
2/28/23	$31,971	$23,707	$33,267
3/31/23	$34,947	$24,578	$36,380
4/30/23	$33,803	$24,961	$35,192
5/31/23	$37,553	$25,070	$39,101
6/30/23	$40,242	$26,726	$41,944
7/31/23	$42,916	$27,585	$44,726
8/31/23	$42,007	$27,146	$43,805
9/30/23	$39,471	$25,852	$41,164
10/31/23	$38,376	$25,308	$40,039
11/30/23	$44,625	$27,619	$46,559
12/31/23	$47,473	$28,874	$49,553
1/31/24	$48,981	$29,359	$51,131
2/29/24	$51,925	$30,927	$54,230
3/31/24	$52,735	$31,922	$55,100
4/30/24	$49,918	$30,619	$52,126
5/31/24	$52,709	$32,138	$55,100
6/30/24	$56,575	$33,292	$59,108

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XNTK	40.45%	22.46%	18.92%
S&P 500 Index	24.56%	15.05%	12.86%
NYSE Technology Index	40.92%	22.92%	19.44%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$838,795,974
# of Portfolio Holdings	36
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,332,693

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	41.8%
Software	17.8%
Broadline Retail	9.8%
Interactive Media & Services	6.5%
IT Services	6.1%
Hotels, Restaurants & Leisure	5.2%
Entertainment	3.4%
Ground Transportation	2.7%
Technology Hardware, Storage & Peripherals	2.5%
Communications Equipment	2.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	5.9%
Micron Technology, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Broadcom, Inc.	3.9%
Applied Materials, Inc.	3.6%
Meta Platforms, Inc.	3.5%
Lam Research Corp.	3.5%
QUALCOMM, Inc.	3.4%
Netflix, Inc.	3.4%
ASML Holding NV	3.4%

TSR AR XNTK

SPDR S&P Health Care Equipment ETF

XHE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Health Care Equipment ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Equipment ETF	$33	0.35%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. U.S. equities rallied for a second straight quarter in Q1 2024. The A.I. theme was a key tailwinds in Q1 2024. The Healthcare Equipment Industry has been greatly benefiting from A.I. as well. As baby boomers continue to age, the demand for healthcare continues to grow. A.I. can be used collaboratively by surgical staff to improve outcomes or reduce risk during procedures. All routine elements of the operating room experience that can be quantified digitally and integrated into a digital pathway has helped improve automation and optimization. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. The Fed, held the interest rates steady and struck a hawkish tone in June, maintaining the current policy rate and projecting only one rate cut in 2024. Health Care Equipment industry was able to report year-over-year growth in earnings.

The Fund did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XHE	S&P 500 Index	S&P Health Care Equipment Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,825	$9,838	$9,828
8/31/14	$9,845	$10,245	$9,853
9/30/14	$9,515	$10,065	$9,516
10/31/14	$10,483	$10,311	$10,488
11/30/14	$10,894	$10,581	$10,901
12/31/14	$11,251	$10,557	$11,262
1/31/15	$11,339	$10,267	$11,350
2/28/15	$11,992	$10,860	$11,998
3/31/15	$12,311	$10,725	$12,324
4/30/15	$11,738	$10,801	$11,761
5/31/15	$11,981	$10,942	$12,002
6/30/15	$12,150	$10,737	$12,173
7/31/15	$12,703	$10,944	$12,720
8/31/15	$12,150	$10,285	$12,178
9/30/15	$11,214	$10,003	$11,230
10/31/15	$11,648	$10,813	$11,672
11/30/15	$12,276	$10,849	$12,303
12/31/15	$12,236	$10,653	$12,302
1/31/16	$10,911	$10,080	$10,952
2/29/16	$11,088	$10,077	$11,148
3/31/16	$11,780	$10,780	$11,843
4/30/16	$12,181	$10,838	$12,239
5/31/16	$12,322	$11,027	$12,386
6/30/16	$13,111	$11,053	$13,181
7/31/16	$13,845	$11,474	$13,924
8/31/16	$14,277	$11,489	$14,361
9/30/16	$14,339	$11,498	$14,433
10/31/16	$13,237	$11,274	$13,335
11/30/16	$13,583	$11,718	$13,658
12/31/16	$13,796	$11,938	$13,886
1/31/17	$14,336	$12,178	$14,445
2/28/17	$15,173	$12,650	$15,274
3/31/17	$15,587	$12,657	$15,694
4/30/17	$16,138	$12,791	$16,264
5/31/17	$16,009	$12,955	$16,141
6/30/17	$16,982	$13,046	$17,120
7/31/17	$16,780	$13,304	$16,929
8/31/17	$17,047	$13,345	$17,181
9/30/17	$17,367	$13,630	$17,530
10/31/17	$17,765	$13,942	$17,912
11/30/17	$18,502	$14,374	$18,635
12/31/17	$17,998	$14,532	$18,114
1/31/18	$19,402	$15,317	$19,575
2/28/18	$18,781	$14,764	$18,984
3/31/18	$19,460	$14,426	$19,605
4/30/18	$19,825	$14,499	$20,028
5/31/18	$21,499	$14,869	$21,751
6/30/18	$21,848	$14,945	$22,101
7/31/18	$22,535	$15,461	$22,790
8/31/18	$24,620	$15,995	$24,918
9/30/18	$24,511	$16,067	$24,811
10/31/18	$21,544	$14,939	$21,807
11/30/18	$21,771	$15,237	$22,045
12/31/18	$19,584	$13,845	$19,848
1/31/19	$21,401	$15,032	$21,677
2/28/19	$22,422	$15,555	$22,710
3/31/19	$22,448	$15,829	$22,745
4/30/19	$21,698	$16,483	$21,998
5/31/19	$20,888	$15,441	$21,177
6/30/19	$22,866	$16,537	$23,207
7/31/19	$23,257	$16,789	$23,589
8/31/19	$22,276	$16,480	$22,620
9/30/19	$21,836	$16,767	$22,170
10/31/19	$22,083	$17,132	$22,421
11/30/19	$23,865	$17,785	$24,228
12/31/19	$23,961	$18,296	$24,357
1/31/20	$23,824	$18,315	$24,225
2/29/20	$22,359	$16,807	$22,720
3/31/20	$20,046	$14,731	$20,396
4/30/20	$23,360	$16,620	$23,752
5/31/20	$24,606	$17,411	$25,032
6/30/20	$24,954	$17,758	$25,391
7/31/20	$26,663	$18,759	$27,131
8/31/20	$27,063	$20,107	$27,545
9/30/20	$27,206	$19,343	$27,710
10/31/20	$27,266	$18,829	$27,757
11/30/20	$29,613	$20,890	$30,148
12/31/20	$31,838	$21,693	$32,431
1/31/21	$33,087	$21,474	$33,735
2/28/21	$33,643	$22,066	$34,330
3/31/21	$33,393	$23,033	$34,054
4/30/21	$35,200	$24,262	$35,902
5/31/21	$33,829	$24,431	$34,520
6/30/21	$36,092	$25,002	$36,835
7/31/21	$36,289	$25,596	$37,075
8/31/21	$36,597	$26,374	$37,384
9/30/21	$34,950	$25,147	$35,711
10/31/21	$35,168	$26,909	$35,944
11/30/21	$31,549	$26,723	$32,274
12/31/21	$32,816	$27,920	$33,565
1/31/22	$28,970	$26,475	$29,638
2/28/22	$30,556	$25,683	$31,209
3/31/22	$31,280	$26,636	$31,994
4/30/22	$26,629	$24,314	$27,234
5/31/22	$25,434	$24,358	$26,004
6/30/22	$23,747	$22,348	$24,290
7/31/22	$26,128	$24,408	$26,736
8/31/22	$25,882	$23,413	$26,480
9/30/22	$23,840	$21,256	$24,379
10/31/22	$24,720	$22,977	$25,298
11/30/22	$25,658	$24,261	$26,270
12/31/22	$25,119	$22,864	$25,726
1/31/23	$26,745	$24,300	$27,413
2/28/23	$26,014	$23,707	$26,660
3/31/23	$26,205	$24,578	$26,844
4/30/23	$27,325	$24,961	$28,014
5/31/23	$26,056	$25,070	$26,716
6/30/23	$27,504	$26,726	$28,192
7/31/23	$27,492	$27,585	$28,203
8/31/23	$24,293	$27,146	$24,920
9/30/23	$21,835	$25,852	$22,400
10/31/23	$19,063	$25,308	$19,561
11/30/23	$20,954	$27,619	$21,544
12/31/23	$23,613	$28,874	$24,268
1/31/24	$23,466	$29,359	$24,116
2/29/24	$23,654	$30,927	$24,330
3/31/24	$24,597	$31,922	$25,295
4/30/24	$22,950	$30,619	$23,596
5/31/24	$24,085	$32,138	$24,765
6/30/24	$23,615	$33,292	$24,307

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XHE	(14.08%)	0.63%	8.98%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Health Care Equipment Select Industry Index	(13.78%)	0.93%	9.29%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$244,827,488
# of Portfolio Holdings	68
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,229,454

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Health Care Equipment	75.1%
Health Care Supplies	24.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Silk Road Medical, Inc.	2.0%
STAAR Surgical Co.	2.0%
iRhythm Technologies, Inc.	2.0%
AtriCure, Inc.	1.9%
Inari Medical, Inc.	1.8%
TransMedics Group, Inc.	1.8%
Edwards Lifesciences Corp.	1.8%
Glaukos Corp.	1.8%
Merit Medical Systems, Inc.	1.8%
UFP Technologies, Inc.	1.8%

TSR AR XHE

SPDR S&P Health Care Services ETF

XHS

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Health Care Services ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Services ETF	$34	0.35%

How did the Fund perform last year and what affected its performance?

Performance of the Fund was negatively impacted by rising costs to operate in the Health Care Services industry. The industry has also struggled with staffing normalization during the years following the global pandemic.

The Fund did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XHS	S&P 500 Index	S&P Health Care Services Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,186	$9,838	$10,188
8/31/14	$10,582	$10,245	$10,584
9/30/14	$10,230	$10,065	$10,239
10/31/14	$10,966	$10,311	$10,976
11/30/14	$11,046	$10,581	$11,064
12/31/14	$11,331	$10,557	$11,353
1/31/15	$11,203	$10,267	$11,236
2/28/15	$12,155	$10,860	$12,185
3/31/15	$12,570	$10,725	$12,597
4/30/15	$12,178	$10,801	$12,215
5/31/15	$12,885	$10,942	$12,929
6/30/15	$13,258	$10,737	$13,301
7/31/15	$13,264	$10,944	$13,316
8/31/15	$12,544	$10,285	$12,602
9/30/15	$11,524	$10,003	$11,581
10/31/15	$11,595	$10,813	$11,648
11/30/15	$11,839	$10,849	$11,901
12/31/15	$11,683	$10,653	$11,759
1/31/16	$10,731	$10,080	$10,797
2/29/16	$10,664	$10,077	$10,725
3/31/16	$11,297	$10,780	$11,373
4/30/16	$11,794	$10,838	$11,876
5/31/16	$11,696	$11,027	$11,788
6/30/16	$11,697	$11,053	$11,779
7/31/16	$12,017	$11,474	$12,111
8/31/16	$11,211	$11,489	$11,299
9/30/16	$11,257	$11,498	$11,349
10/31/16	$10,292	$11,274	$10,377
11/30/16	$10,601	$11,718	$10,689
12/31/16	$10,732	$11,938	$10,824
1/31/17	$11,290	$12,178	$11,397
2/28/17	$11,967	$12,650	$12,082
3/31/17	$11,868	$12,657	$11,986
4/30/17	$11,991	$12,791	$12,113
5/31/17	$12,288	$12,955	$12,414
6/30/17	$13,171	$13,046	$13,313
7/31/17	$12,539	$13,304	$12,675
8/31/17	$12,354	$13,345	$12,509
9/30/17	$12,498	$13,630	$12,642
10/31/17	$12,098	$13,942	$12,241
11/30/17	$12,449	$14,374	$12,601
12/31/17	$12,566	$14,532	$12,717
1/31/18	$13,596	$15,317	$13,761
2/28/18	$13,065	$14,764	$13,219
3/31/18	$12,857	$14,426	$12,982
4/30/18	$13,373	$14,499	$13,504
5/31/18	$13,852	$14,869	$14,004
6/30/18	$14,223	$14,945	$14,406
7/31/18	$14,707	$15,461	$14,906
8/31/18	$15,628	$15,995	$15,852
9/30/18	$15,706	$16,067	$15,896
10/31/18	$14,665	$14,939	$14,885
11/30/18	$15,464	$15,237	$15,665
12/31/18	$12,876	$13,845	$13,100
1/31/19	$14,272	$15,032	$14,513
2/28/19	$14,070	$15,555	$14,304
3/31/19	$13,255	$15,829	$13,478
4/30/19	$13,142	$16,483	$13,374
5/31/19	$12,751	$15,441	$12,973
6/30/19	$13,695	$16,537	$13,945
7/31/19	$14,041	$16,789	$14,300
8/31/19	$13,162	$16,480	$13,416
9/30/19	$12,840	$16,767	$13,081
10/31/19	$13,327	$17,132	$13,580
11/30/19	$14,903	$17,785	$15,182
12/31/19	$15,310	$18,296	$15,613
1/31/20	$15,143	$18,315	$15,448
2/29/20	$14,212	$16,807	$14,488
3/31/20	$12,162	$14,731	$12,391
4/30/20	$13,483	$16,620	$13,747
5/31/20	$14,721	$17,411	$15,022
6/30/20	$14,337	$17,758	$14,642
7/31/20	$16,005	$18,759	$16,350
8/31/20	$16,415	$20,107	$16,770
9/30/20	$16,305	$19,343	$16,670
10/31/20	$16,556	$18,829	$16,915
11/30/20	$18,918	$20,890	$19,339
12/31/20	$20,422	$21,693	$20,892
1/31/21	$21,738	$21,474	$22,259
2/28/21	$21,455	$22,066	$21,972
3/31/21	$22,444	$23,033	$22,967
4/30/21	$23,216	$24,262	$23,754
5/31/21	$23,785	$24,431	$24,341
6/30/21	$24,152	$25,002	$24,745
7/31/21	$23,645	$25,596	$24,187
8/31/21	$23,495	$26,374	$24,058
9/30/21	$22,024	$25,147	$22,538
10/31/21	$22,407	$26,909	$22,950
11/30/21	$20,765	$26,723	$21,278
12/31/21	$22,417	$27,920	$22,981
1/31/22	$19,410	$26,475	$19,904
2/28/22	$20,066	$25,683	$20,581
3/31/22	$21,413	$26,636	$21,961
4/30/22	$18,473	$24,314	$18,953
5/31/22	$18,298	$24,358	$18,783
6/30/22	$17,419	$22,348	$17,859
7/31/22	$20,110	$24,408	$20,625
8/31/22	$19,630	$23,413	$20,141
9/30/22	$18,572	$21,256	$19,060
10/31/22	$19,449	$22,977	$19,959
11/30/22	$18,988	$24,261	$19,489
12/31/22	$17,956	$22,864	$18,458
1/31/23	$19,611	$24,300	$20,157
2/28/23	$19,280	$23,707	$19,791
3/31/23	$18,321	$24,578	$18,813
4/30/23	$18,981	$24,961	$19,480
5/31/23	$18,290	$25,070	$18,790
6/30/23	$19,870	$26,726	$20,404
7/31/23	$19,922	$27,585	$20,460
8/31/23	$18,884	$27,146	$19,401
9/30/23	$17,671	$25,852	$18,151
10/31/23	$16,836	$25,308	$17,304
11/30/23	$17,993	$27,619	$18,478
12/31/23	$18,896	$28,874	$19,414
1/31/24	$18,442	$29,359	$18,958
2/29/24	$19,175	$30,927	$19,722
3/31/24	$20,140	$31,922	$20,726
4/30/24	$18,792	$30,619	$19,320
5/31/24	$19,566	$32,138	$20,122
6/30/24	$19,137	$33,292	$19,701

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XHS	(3.65%)	6.92%	6.71%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Health Care Services Select Industry Index	(3.46%)	7.15%	7.02%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$80,990,203
# of Portfolio Holdings	62
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$325,906

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Health Care Services	48.1%
Health Care Facilities	21.5%
Managed Health Care	16.2%
Health Care Distributors	14.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Patterson Cos., Inc.	2.3%
Progyny, Inc.	2.3%
HealthEquity, Inc.	2.3%
Humana, Inc.	2.3%
Ensign Group, Inc.	2.3%
Select Medical Holdings Corp.	2.3%
Acadia Healthcare Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.2%
Labcorp Holdings, Inc.	2.2%
Encompass Health Corp.	2.2%

TSR AR XHS

SPDR S&P Metals & Mining ETF

XME

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Metals & Mining ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Metals & Mining ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

Performance of the Fund has been driven by rising metal prices and solid demand. Companies in the metals and mining industry have been focusing on investing in technology, keeping operating costs low, and improving efficiency to increase profits.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XME	S&P 500 Index	S&P Metals & Mining Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,789	$9,838	$9,782
8/31/14	$10,355	$10,245	$10,345
9/30/14	$8,747	$10,065	$8,726
10/31/14	$8,371	$10,311	$8,362
11/30/14	$8,015	$10,581	$7,982
12/31/14	$7,399	$10,557	$7,368
1/31/15	$6,502	$10,267	$6,482
2/28/15	$7,008	$10,860	$6,984
3/31/15	$6,299	$10,725	$6,273
4/30/15	$6,794	$10,801	$6,758
5/31/15	$6,522	$10,942	$6,496
6/30/15	$5,866	$10,737	$5,842
7/31/15	$4,882	$10,944	$4,857
8/31/15	$4,947	$10,285	$4,931
9/30/15	$4,058	$10,003	$4,035
10/31/15	$4,181	$10,813	$4,153
11/30/15	$3,900	$10,849	$3,867
12/31/15	$3,664	$10,653	$3,627
1/31/16	$3,407	$10,080	$3,368
2/29/16	$4,085	$10,077	$4,024
3/31/16	$5,030	$10,780	$4,949
4/30/16	$6,060	$10,838	$5,959
5/31/16	$5,416	$11,027	$5,328
6/30/16	$6,020	$11,053	$5,920
7/31/16	$7,167	$11,474	$7,054
8/31/16	$6,343	$11,489	$6,243
9/30/16	$6,571	$11,498	$6,470
10/31/16	$6,304	$11,274	$6,206
11/30/16	$7,705	$11,718	$7,598
12/31/16	$7,543	$11,938	$7,442
1/31/17	$8,280	$12,178	$8,161
2/28/17	$8,025	$12,650	$7,915
3/31/17	$7,552	$12,657	$7,452
4/30/17	$7,406	$12,791	$7,308
5/31/17	$7,182	$12,955	$7,088
6/30/17	$7,455	$13,046	$7,360
7/31/17	$7,821	$13,304	$7,727
8/31/17	$8,066	$13,345	$7,968
9/30/17	$8,021	$13,630	$7,923
10/31/17	$7,892	$13,942	$7,804
11/30/17	$7,964	$14,374	$7,869
12/31/17	$9,076	$14,532	$8,979
1/31/18	$9,268	$15,317	$9,184
2/28/18	$9,057	$14,764	$8,971
3/31/18	$8,564	$14,426	$8,476
4/30/18	$8,795	$14,499	$8,706
5/31/18	$9,426	$14,869	$9,333
6/30/18	$9,024	$14,945	$8,937
7/31/18	$9,131	$15,461	$9,054
8/31/18	$8,628	$15,995	$8,552
9/30/18	$8,702	$16,067	$8,625
10/31/18	$7,791	$14,939	$7,730
11/30/18	$7,394	$15,237	$7,325
12/31/18	$6,691	$13,845	$6,640
1/31/19	$7,843	$15,032	$7,778
2/28/19	$7,902	$15,555	$7,841
3/31/19	$7,629	$15,829	$7,573
4/30/19	$7,400	$16,483	$7,348
5/31/19	$6,266	$15,441	$6,220
6/30/19	$7,370	$16,537	$7,327
7/31/19	$7,266	$16,789	$7,223
8/31/19	$6,620	$16,480	$6,586
9/30/19	$6,631	$16,767	$6,600
10/31/19	$6,858	$17,132	$6,816
11/30/19	$7,212	$17,785	$7,162
12/31/19	$7,666	$18,296	$7,624
1/31/20	$6,519	$18,315	$6,485
2/29/20	$5,802	$16,807	$5,773
3/31/20	$4,247	$14,731	$4,233
4/30/20	$5,081	$16,620	$5,061
5/31/20	$5,488	$17,411	$5,462
6/30/20	$5,606	$17,758	$5,586
7/31/20	$6,050	$18,759	$6,028
8/31/20	$6,551	$20,107	$6,532
9/30/20	$6,161	$19,343	$6,142
10/31/20	$6,470	$18,829	$6,453
11/30/20	$7,765	$20,890	$7,747
12/31/20	$8,890	$21,693	$8,878
1/31/21	$8,603	$21,474	$8,593
2/28/21	$9,538	$22,066	$9,535
3/31/21	$10,634	$23,033	$10,621
4/30/21	$10,790	$24,262	$10,799
5/31/21	$12,376	$24,431	$12,382
6/30/21	$11,492	$25,002	$11,498
7/31/21	$11,996	$25,596	$12,012
8/31/21	$11,819	$26,374	$11,843
9/30/21	$11,156	$25,147	$11,172
10/31/21	$11,665	$26,909	$11,692
11/30/21	$10,999	$26,723	$11,037
12/31/21	$11,991	$27,920	$12,028
1/31/22	$11,189	$26,475	$11,224
2/28/22	$14,105	$25,683	$14,161
3/31/22	$16,451	$26,636	$16,512
4/30/22	$15,060	$24,314	$15,134
5/31/22	$14,381	$24,358	$14,441
6/30/22	$11,699	$22,348	$11,751
7/31/22	$13,002	$24,408	$13,061
8/31/22	$13,231	$23,413	$13,295
9/30/22	$11,500	$21,256	$11,548
10/31/22	$13,118	$22,977	$13,182
11/30/22	$14,596	$24,261	$14,680
12/31/22	$13,565	$22,864	$13,647
1/31/23	$15,565	$24,300	$15,657
2/28/23	$15,305	$23,707	$15,408
3/31/23	$14,529	$24,578	$14,625
4/30/23	$13,501	$24,961	$13,599
5/31/23	$12,174	$25,070	$12,254
6/30/23	$13,938	$26,726	$14,038
7/31/23	$14,789	$27,585	$14,891
8/31/23	$14,285	$27,146	$14,400
9/30/23	$14,445	$25,852	$14,555
10/31/23	$13,611	$25,308	$13,727
11/30/23	$15,061	$27,619	$15,190
12/31/23	$16,484	$28,874	$16,639
1/31/24	$15,755	$29,359	$15,912
2/29/24	$15,576	$30,927	$15,732
3/31/24	$16,639	$31,922	$16,806
4/30/24	$16,369	$30,619	$16,541
5/31/24	$17,793	$32,138	$17,979
6/30/24	$16,417	$33,292	$16,592

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XME	17.83%	17.36%	5.09%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Metals & Mining Select Industry Index	18.22%	17.77%	5.19%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,994,814,118
# of Portfolio Holdings	38
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$6,476,584

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Steel	55.2%
Gold	12.9%
Coal & Consumable Fuels	11.3%
Aluminum	7.4%
Copper	4.6%
Silver	4.3%
Diversified Metals & Mining	4.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Carpenter Technology Corp.	5.0%
Steel Dynamics, Inc.	4.9%
Alcoa Corp.	4.8%
ATI, Inc.	4.8%
U.S. Steel Corp.	4.8%
Cleveland-Cliffs, Inc.	4.8%
Reliance, Inc.	4.8%
Royal Gold, Inc.	4.7%
Newmont Corp.	4.7%
Nucor Corp.	4.7%

TSR AR XME

SPDR S&P Oil & Gas Equipment & Services ETF

XES

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Equipment & Services ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

Most of the Fund’s underperformance in the first half of the fiscal year occurred in the 3rd quarter of 2023, as Energy sector posted robust gains, up 19.6%, with the West Texas Intermediate (WTI) crude oil index rising by 31.7%, its best quarterly gain since Q1 2022 (Ukraine invasion). Crude oil prices were supported by OPEC+ production cuts that squeezed global crude supply. Although things took a turn in the 4th quarter of 2023, driven primarily by lower energy prices. The Fund still closed the first 6 months under review with positive returns.

Similarly, in the second half of the period under review, the Fund continued to post positive returns mostly benefited by the strong performance in energy sector, with the West Texas Intermediate (WTI) crude oil index registering over 17% for the 1st quarter of 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XES	S&P 500 Index	S&P Oil & Gas Equipment & Services Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,101	$9,838	$9,104
8/31/14	$9,280	$10,245	$9,288
9/30/14	$8,169	$10,065	$8,169
10/31/14	$7,233	$10,311	$7,236
11/30/14	$6,065	$10,581	$6,066
12/31/14	$5,771	$10,557	$5,768
1/31/15	$5,102	$10,267	$5,095
2/28/15	$5,452	$10,860	$5,446
3/31/15	$5,165	$10,725	$5,157
4/30/15	$6,172	$10,801	$6,163
5/31/15	$5,711	$10,942	$5,704
6/30/15	$5,377	$10,737	$5,367
7/31/15	$4,477	$10,944	$4,468
8/31/15	$4,483	$10,285	$4,475
9/30/15	$3,689	$10,003	$3,679
10/31/15	$4,142	$10,813	$4,131
11/30/15	$4,287	$10,849	$4,277
12/31/15	$3,662	$10,653	$3,653
1/31/16	$3,228	$10,080	$3,220
2/29/16	$3,132	$10,077	$3,124
3/31/16	$3,621	$10,780	$3,615
4/30/16	$4,088	$10,838	$4,081
5/31/16	$3,799	$11,027	$3,790
6/30/16	$3,930	$11,053	$3,927
7/31/16	$3,714	$11,474	$3,709
8/31/16	$3,680	$11,489	$3,676
9/30/16	$3,997	$11,498	$3,997
10/31/16	$3,711	$11,274	$3,708
11/30/16	$4,455	$11,718	$4,455
12/31/16	$4,699	$11,938	$4,701
1/31/17	$4,727	$12,178	$4,730
2/28/17	$4,508	$12,650	$4,511
3/31/17	$4,230	$12,657	$4,237
4/30/17	$3,735	$12,791	$3,741
5/31/17	$3,384	$12,955	$3,391
6/30/17	$3,266	$13,046	$3,273
7/31/17	$3,234	$13,304	$3,241
8/31/17	$2,846	$13,345	$2,849
9/30/17	$3,540	$13,630	$3,547
10/31/17	$3,294	$13,942	$3,300
11/30/17	$3,384	$14,374	$3,390
12/31/17	$3,670	$14,532	$3,675
1/31/18	$3,749	$15,317	$3,757
2/28/18	$3,139	$14,764	$3,146
3/31/18	$3,123	$14,426	$3,132
4/30/18	$3,656	$14,499	$3,666
5/31/18	$3,708	$14,869	$3,717
6/30/18	$3,645	$14,945	$3,654
7/31/18	$3,665	$15,461	$3,675
8/31/18	$3,487	$15,995	$3,499
9/30/18	$3,594	$16,067	$3,606
10/31/18	$2,920	$14,939	$2,930
11/30/18	$2,551	$15,237	$2,559
12/31/18	$1,940	$13,845	$1,947
1/31/19	$2,361	$15,032	$2,368
2/28/19	$2,449	$15,555	$2,461
3/31/19	$2,492	$15,829	$2,503
4/30/19	$2,412	$16,483	$2,421
5/31/19	$1,863	$15,441	$1,873
6/30/19	$2,085	$16,537	$2,096
7/31/19	$2,000	$16,789	$2,011
8/31/19	$1,556	$16,480	$1,565
9/30/19	$1,574	$16,767	$1,584
10/31/19	$1,455	$17,132	$1,462
11/30/19	$1,487	$17,785	$1,495
12/31/19	$1,769	$18,296	$1,779
1/31/20	$1,426	$18,315	$1,434
2/29/20	$1,175	$16,807	$1,180
3/31/20	$502	$14,731	$505
4/30/20	$646	$16,620	$650
5/31/20	$718	$17,411	$720
6/30/20	$736	$17,758	$740
7/31/20	$758	$18,759	$762
8/31/20	$766	$20,107	$770
9/30/20	$622	$19,343	$626
10/31/20	$610	$18,829	$613
11/30/20	$869	$20,890	$875
12/31/20	$1,000	$21,693	$1,007
1/31/21	$1,077	$21,474	$1,085
2/28/21	$1,286	$22,066	$1,296
3/31/21	$1,205	$23,033	$1,212
4/30/21	$1,141	$24,262	$1,150
5/31/21	$1,325	$24,431	$1,335
6/30/21	$1,401	$25,002	$1,411
7/31/21	$1,198	$25,596	$1,207
8/31/21	$1,165	$26,374	$1,174
9/30/21	$1,232	$25,147	$1,242
10/31/21	$1,295	$26,909	$1,305
11/30/21	$1,091	$26,723	$1,099
12/31/21	$1,121	$27,920	$1,130
1/31/22	$1,318	$26,475	$1,329
2/28/22	$1,458	$25,683	$1,471
3/31/22	$1,704	$26,636	$1,720
4/30/22	$1,594	$24,314	$1,610
5/31/22	$1,743	$24,358	$1,762
6/30/22	$1,358	$22,348	$1,371
7/31/22	$1,453	$24,408	$1,469
8/31/22	$1,429	$23,413	$1,444
9/30/22	$1,255	$21,256	$1,268
10/31/22	$1,786	$22,977	$1,805
11/30/22	$1,791	$24,261	$1,812
12/31/22	$1,816	$22,864	$1,837
1/31/23	$1,996	$24,300	$2,020
2/28/23	$1,944	$23,707	$1,968
3/31/23	$1,716	$24,578	$1,737
4/30/23	$1,682	$24,961	$1,703
5/31/23	$1,530	$25,070	$1,549
6/30/23	$1,785	$26,726	$1,809
7/31/23	$2,157	$27,585	$2,186
8/31/23	$2,124	$27,146	$2,154
9/30/23	$2,191	$25,852	$2,222
10/31/23	$2,001	$25,308	$2,030
11/30/23	$1,912	$27,619	$1,940
12/31/23	$1,938	$28,874	$1,967
1/31/24	$1,871	$29,359	$1,899
2/29/24	$1,880	$30,927	$1,911
3/31/24	$2,140	$31,922	$2,176
4/30/24	$2,035	$30,619	$2,068
5/31/24	$2,156	$32,138	$2,191
6/30/24	$2,096	$33,292	$2,133

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XES	17.44%	0.11%	(14.46%)
S&P 500 Index	24.56%	15.05%	12.86%
S&P Oil & Gas Equipment & Services Select Industry Index	17.89%	0.35%	(14.32%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$246,942,374
# of Portfolio Holdings	34
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$1,194,117

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Oil & Gas Equipment & Services	72.6%
Oil & Gas Drilling	27.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Baker Hughes Co.	4.9%
Helmerich & Payne, Inc.	4.8%
ChampionX Corp.	4.8%
Weatherford International PLC	4.7%
Schlumberger NV	4.7%
NOV, Inc.	4.7%
TechnipFMC PLC	4.7%
Patterson-UTI Energy, Inc.	4.6%
Noble Corp. PLC	4.5%
Archrock, Inc.	4.5%

TSR AR XES

SPDR S&P Pharmaceuticals ETF

XPH

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Pharmaceuticals ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Pharmaceuticals ETF	$35	0.35%

How did the Fund perform last year and what affected its performance?

The Pharmaceutical Industry had a repeat outcome of last fiscal year’s disappointing results. For the second straight reporting period, the Industry lost value (-1.52%) while the broader S&P 500 gained significantly (+24.56%). The stabilization of COVID-19 continues to decrease vaccine demands and persistent patent expirations have caused the market to flood with generic versions of once exclusive drugs. This supply and demand conundrum has added another layer to healthcare spending reforms. The largest headwind to the Industry actually started to take shape back in 2022. The Inflation Reduction Act (IRA), which was signed into law in August 2022, requires drug manufacturers to pay a rebate to the government if prices on certain products increase faster than the inflation rate. Even though inflation itself was relatively high during the period, median drug prices were even higher. When the period began in July 2023, there were 112 drugs that had price increases (at a median clip of 3.9%) that were higher than the inflation rate of 3.4%. The options for these companies are to pay the penalty or decrease their pricing. Neither option is favorable to the Industry or the eyes of its investors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XPH	S&P 500 Index	S&P Pharmaceuticals Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,171	$9,838	$9,172
8/31/14	$10,010	$10,245	$10,014
9/30/14	$10,241	$10,065	$10,238
10/31/14	$10,766	$10,311	$10,774
11/30/14	$11,121	$10,581	$11,120
12/31/14	$10,960	$10,557	$10,962
1/31/15	$11,301	$10,267	$11,301
2/28/15	$12,547	$10,860	$12,549
3/31/15	$12,551	$10,725	$12,554
4/30/15	$11,927	$10,801	$11,936
5/31/15	$12,633	$10,942	$12,640
6/30/15	$12,694	$10,737	$12,702
7/31/15	$13,329	$10,944	$13,339
8/31/15	$11,790	$10,285	$11,811
9/30/15	$9,568	$10,003	$9,578
10/31/15	$9,957	$10,813	$9,953
11/30/15	$11,001	$10,849	$11,012
12/31/15	$11,120	$10,653	$11,160
1/31/16	$9,358	$10,080	$9,389
2/29/16	$8,839	$10,077	$8,877
3/31/16	$8,745	$10,780	$8,775
4/30/16	$9,190	$10,838	$9,223
5/31/16	$9,464	$11,027	$9,496
6/30/16	$9,110	$11,053	$9,143
7/31/16	$10,007	$11,474	$10,047
8/31/16	$9,770	$11,489	$9,809
9/30/16	$9,630	$11,498	$9,673
10/31/16	$8,667	$11,274	$8,701
11/30/16	$8,566	$11,718	$8,598
12/31/16	$8,542	$11,938	$8,572
1/31/17	$8,472	$12,178	$8,503
2/28/17	$9,147	$12,650	$9,185
3/31/17	$9,151	$12,657	$9,192
4/30/17	$9,418	$12,791	$9,459
5/31/17	$9,119	$12,955	$9,162
6/30/17	$9,426	$13,046	$9,471
7/31/17	$9,461	$13,304	$9,502
8/31/17	$9,397	$13,345	$9,443
9/30/17	$9,339	$13,630	$9,382
10/31/17	$8,907	$13,942	$8,951
11/30/17	$9,442	$14,374	$9,490
12/31/17	$9,567	$14,532	$9,617
1/31/18	$9,815	$15,317	$9,869
2/28/18	$9,150	$14,764	$9,200
3/31/18	$9,213	$14,426	$9,271
4/30/18	$8,856	$14,499	$8,907
5/31/18	$9,271	$14,869	$9,325
6/30/18	$9,472	$14,945	$9,534
7/31/18	$10,235	$15,461	$10,308
8/31/18	$11,005	$15,995	$11,072
9/30/18	$10,719	$16,067	$10,784
10/31/18	$9,544	$14,939	$9,609
11/30/18	$9,623	$15,237	$9,693
12/31/18	$8,105	$13,845	$8,170
1/31/19	$8,881	$15,032	$8,945
2/28/19	$9,492	$15,555	$9,566
3/31/19	$9,220	$15,829	$9,292
4/30/19	$8,821	$16,483	$8,889
5/31/19	$8,149	$15,441	$8,207
6/30/19	$8,826	$16,537	$8,893
7/31/19	$8,427	$16,789	$8,494
8/31/19	$7,866	$16,480	$7,931
9/30/19	$7,923	$16,767	$7,987
10/31/19	$8,612	$17,132	$8,678
11/30/19	$9,105	$17,785	$9,174
12/31/19	$10,190	$18,296	$10,281
1/31/20	$10,108	$18,315	$10,196
2/29/20	$9,192	$16,807	$9,254
3/31/20	$8,060	$14,731	$8,120
4/30/20	$9,374	$16,620	$9,447
5/31/20	$9,640	$17,411	$9,726
6/30/20	$9,635	$17,758	$9,717
7/31/20	$9,537	$18,759	$9,618
8/31/20	$9,901	$20,107	$9,989
9/30/20	$9,726	$19,343	$9,821
10/31/20	$9,885	$18,829	$9,975
11/30/20	$10,710	$20,890	$10,818
12/31/20	$11,662	$21,693	$11,781
1/31/21	$11,627	$21,474	$11,752
2/28/21	$11,956	$22,066	$12,084
3/31/21	$11,296	$23,033	$11,401
4/30/21	$11,052	$24,262	$11,172
5/31/21	$11,341	$24,431	$11,463
6/30/21	$11,633	$25,002	$11,769
7/31/21	$11,326	$25,596	$11,458
8/31/21	$10,901	$26,374	$11,037
9/30/21	$10,679	$25,147	$10,807
10/31/21	$10,799	$26,909	$10,930
11/30/21	$10,321	$26,723	$10,438
12/31/21	$10,433	$27,920	$10,556
1/31/22	$9,853	$26,475	$9,967
2/28/22	$9,802	$25,683	$9,912
3/31/22	$10,276	$26,636	$10,389
4/30/22	$9,384	$24,314	$9,480
5/31/22	$9,536	$24,358	$9,636
6/30/22	$9,582	$22,348	$9,675
7/31/22	$9,767	$24,408	$9,863
8/31/22	$9,468	$23,413	$9,553
9/30/22	$9,180	$21,256	$9,250
10/31/22	$9,675	$22,977	$9,740
11/30/22	$9,824	$24,261	$9,894
12/31/22	$9,416	$22,864	$9,478
1/31/23	$10,010	$24,300	$10,072
2/28/23	$9,475	$23,707	$9,539
3/31/23	$9,453	$24,578	$9,517
4/30/23	$9,692	$24,961	$9,751
5/31/23	$9,096	$25,070	$9,149
6/30/23	$9,484	$26,726	$9,545
7/31/23	$10,109	$27,585	$10,174
8/31/23	$10,107	$27,146	$10,174
9/30/23	$9,220	$25,852	$9,278
10/31/23	$8,311	$25,308	$8,362
11/30/23	$8,582	$27,619	$8,627
12/31/23	$9,688	$28,874	$9,740
1/31/24	$9,783	$29,359	$9,836
2/29/24	$10,349	$30,927	$10,409
3/31/24	$10,078	$31,922	$10,138
4/30/24	$9,307	$30,619	$9,357
5/31/24	$9,457	$32,138	$9,506
6/30/24	$9,345	$33,292	$9,399

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XPH	(1.46%)	1.15%	(0.67%)
S&P 500 Index	24.56%	15.05%	12.86%
S&P Pharmaceuticals Select Industry Index	(1.52%)	1.11%	(0.62%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$195,148,111
# of Portfolio Holdings	45
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$722,805

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Pharmaceuticals	99.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Axsome Therapeutics, Inc.	4.3%
Viatris, Inc.	4.1%
Eli Lilly & Co.	4.0%
Zoetis, Inc.	4.0%
Pfizer, Inc.	4.0%
Organon & Co.	4.0%
Catalent, Inc.	4.0%
Intra-Cellular Therapies, Inc.	3.9%
Bristol-Myers Squibb Co.	3.9%
Johnson & Johnson	3.9%

TSR AR XPH

SPDR S&P Retail ETF

XRT

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Retail ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Retail ETF	$38	0.35%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by strong labor markets, strong consumer spending, data slowing inflation, a pause in interest rate hikes, and the concerns over a recession that weighted on the minds of many consumers and investors.

During the fiscal year ended June 30, 2024, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XRT	S&P 500 Index	S&P Retail Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,663	$9,838	$9,666
8/31/14	$10,240	$10,245	$10,251
9/30/14	$9,884	$10,065	$9,891
10/31/14	$10,212	$10,311	$10,223
11/30/14	$10,891	$10,581	$10,905
12/31/14	$11,108	$10,557	$11,127
1/31/15	$10,750	$10,267	$10,767
2/28/15	$11,418	$10,860	$11,437
3/31/15	$11,761	$10,725	$11,788
4/30/15	$11,237	$10,801	$11,267
5/31/15	$11,355	$10,942	$11,385
6/30/15	$11,484	$10,737	$11,517
7/31/15	$11,447	$10,944	$11,479
8/31/15	$10,888	$10,285	$10,926
9/30/15	$10,349	$10,003	$10,377
10/31/15	$10,701	$10,813	$10,739
11/30/15	$10,391	$10,849	$10,423
12/31/15	$10,133	$10,653	$10,168
1/31/16	$9,604	$10,080	$9,643
2/29/16	$10,138	$10,077	$10,178
3/31/16	$10,850	$10,780	$10,887
4/30/16	$10,394	$10,838	$10,436
5/31/16	$9,941	$11,027	$9,976
6/30/16	$9,896	$11,053	$9,926
7/31/16	$10,630	$11,474	$10,668
8/31/16	$10,481	$11,489	$10,520
9/30/16	$10,306	$11,498	$10,341
10/31/16	$9,989	$11,274	$10,020
11/30/16	$10,803	$11,718	$10,844
12/31/16	$10,471	$11,938	$10,507
1/31/17	$10,260	$12,178	$10,298
2/28/17	$10,200	$12,650	$10,245
3/31/17	$10,058	$12,657	$10,106
4/30/17	$10,231	$12,791	$10,273
5/31/17	$9,697	$12,955	$9,734
6/30/17	$9,736	$13,046	$9,769
7/31/17	$9,838	$13,304	$9,868
8/31/17	$9,374	$13,345	$9,403
9/30/17	$10,041	$13,630	$10,078
10/31/17	$9,491	$13,942	$9,527
11/30/17	$10,505	$14,374	$10,547
12/31/17	$10,898	$14,532	$10,944
1/31/18	$11,394	$15,317	$11,439
2/28/18	$10,919	$14,764	$10,965
3/31/18	$10,720	$14,426	$10,766
4/30/18	$10,933	$14,499	$10,979
5/31/18	$11,214	$14,869	$11,267
6/30/18	$11,781	$14,945	$11,850
7/31/18	$12,042	$15,461	$12,106
8/31/18	$12,632	$15,995	$12,701
9/30/18	$12,433	$16,067	$12,509
10/31/18	$11,485	$14,939	$11,552
11/30/18	$11,286	$15,237	$11,343
12/31/18	$10,024	$13,845	$10,082
1/31/19	$10,802	$15,032	$10,868
2/28/19	$11,215	$15,555	$11,285
3/31/19	$11,041	$15,829	$11,110
4/30/19	$11,209	$16,483	$11,283
5/31/19	$9,817	$15,441	$9,880
6/30/19	$10,451	$16,537	$10,522
7/31/19	$10,501	$16,789	$10,572
8/31/19	$9,794	$16,480	$9,859
9/30/19	$10,507	$16,767	$10,574
10/31/19	$10,667	$17,132	$10,735
11/30/19	$11,058	$17,785	$11,129
12/31/19	$11,443	$18,296	$11,490
1/31/20	$10,703	$18,315	$10,748
2/29/20	$10,027	$16,807	$10,055
3/31/20	$7,441	$14,731	$7,466
4/30/20	$9,168	$16,620	$9,202
5/31/20	$10,198	$17,411	$10,232
6/30/20	$10,740	$17,758	$10,769
7/31/20	$11,871	$18,759	$11,899
8/31/20	$12,982	$20,107	$13,027
9/30/20	$12,467	$19,343	$12,507
10/31/20	$12,533	$18,829	$12,557
11/30/20	$15,107	$20,890	$15,149
12/31/20	$16,215	$21,693	$16,274
1/31/21	$22,193	$21,474	$22,208
2/28/21	$19,988	$22,066	$20,065
3/31/21	$22,509	$23,033	$22,578
4/30/21	$23,466	$24,262	$23,544
5/31/21	$23,617	$24,431	$23,702
6/30/21	$24,583	$25,002	$24,686
7/31/21	$24,115	$25,596	$24,217
8/31/21	$24,271	$26,374	$24,387
9/30/21	$22,902	$25,147	$23,012
10/31/21	$23,884	$26,909	$24,006
11/30/21	$23,784	$26,723	$23,925
12/31/21	$23,136	$27,920	$23,267
1/31/22	$20,928	$26,475	$21,048
2/28/22	$19,769	$25,683	$19,895
3/31/22	$19,356	$26,636	$19,481
4/30/22	$18,008	$24,314	$18,116
5/31/22	$16,952	$24,358	$17,067
6/30/22	$15,001	$22,348	$15,080
7/31/22	$16,385	$24,408	$16,476
8/31/22	$16,342	$23,413	$16,424
9/30/22	$14,638	$21,256	$14,706
10/31/22	$16,259	$22,977	$16,349
11/30/22	$17,449	$24,261	$17,546
12/31/22	$15,808	$22,864	$15,887
1/31/23	$18,354	$24,300	$18,458
2/28/23	$17,384	$23,707	$17,470
3/31/23	$16,642	$24,578	$16,711
4/30/23	$16,127	$24,961	$16,168
5/31/23	$14,924	$25,070	$14,962
6/30/23	$16,811	$26,726	$16,866
7/31/23	$17,875	$27,585	$17,930
8/31/23	$16,959	$27,146	$17,020
9/30/23	$16,093	$25,852	$16,150
10/31/23	$15,520	$25,308	$15,577
11/30/23	$17,088	$27,619	$17,155
12/31/23	$19,219	$28,874	$19,308
1/31/24	$18,225	$29,359	$18,313
2/29/24	$20,314	$30,927	$20,432
3/31/24	$21,024	$31,922	$21,141
4/30/24	$19,123	$30,619	$19,220
5/31/24	$20,619	$32,138	$20,732
6/30/24	$20,075	$33,292	$20,196

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XRT	19.39%	13.94%	7.22%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Retail Select Industry Index	19.76%	13.93%	7.28%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$356,458,087
# of Portfolio Holdings	80
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$1,537,607

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Automotive Retail	21.6%
Other Specialty Retail	21.3%
Apparel Retail	21.0%
Broadline Retail	12.9%
Consumer Staples Merchandise Retail	9.6%
Food Retail	8.6%
Computer & Electronics Retail	3.8%
Drug Retail	1.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Carvana Co.	1.7%
Chewy, Inc., A	1.7%
Ollie's Bargain Outlet Holdings, Inc.	1.5%
Sprouts Farmers Market, Inc.	1.5%
Grocery Outlet Holding Corp.	1.4%
Kohl's Corp.	1.4%
Dillard's, Inc., A	1.4%
Amazon.com, Inc.	1.4%
Burlington Stores, Inc.	1.4%
Dollar General Corp.	1.4%

TSR AR XRT

SPDR S&P Semiconductor ETF

XSD

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Semiconductor ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Semiconductor ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

U.S. Economic indicators from the U.S. remained relatively strong over the Q3 2023. While investors began the quarter with hopes that the rate hikes would soon end and cuts would begin, that probability ended by the end of the quarter. U.S. stocks rallied in Q4 2023, supported by prospects of rate cuts in 2024. 2023 was a memorable year for A.I., which also benefited the semiconductor industry. Semiconductors have stood at the forefront of modern technology, driving the functionality of electronic devices across various industries. These tiny components played a vital role in powering everything from smartphones to cloud computing servers to Artificial Intelligence (A.I.). U.S. equities rallied for a second straight quarter in Q1 2024. The A.I. theme was a key tailwinds in Q1 2024. U.S. equity indices were mixed in Q2 2024, with a tough start to the quarter in April. Semiconductor stocks have continued to be standout performers in 2024, with investor appetite for A.I. stocks remaining elevated as A.I. chip leader NVIDIA continues its streak of high growth.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XSD	S&P 500 Index	S&P Semiconductor Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,281	$9,838	$9,277
8/31/14	$10,264	$10,245	$10,262
9/30/14	$9,788	$10,065	$9,788
10/31/14	$9,609	$10,311	$9,611
11/30/14	$10,094	$10,581	$10,097
12/31/14	$10,638	$10,557	$10,655
1/31/15	$10,603	$10,267	$10,602
2/28/15	$11,740	$10,860	$11,746
3/31/15	$11,702	$10,725	$11,715
4/30/15	$11,317	$10,801	$11,331
5/31/15	$12,300	$10,942	$12,318
6/30/15	$11,526	$10,737	$11,545
7/31/15	$10,638	$10,944	$10,657
8/31/15	$10,263	$10,285	$10,287
9/30/15	$10,116	$10,003	$10,140
10/31/15	$11,390	$10,813	$11,421
11/30/15	$12,105	$10,849	$12,141
12/31/15	$11,736	$10,653	$11,776
1/31/16	$11,119	$10,080	$11,149
2/29/16	$11,172	$10,077	$11,212
3/31/16	$11,973	$10,780	$12,018
4/30/16	$11,392	$10,838	$11,439
5/31/16	$12,218	$11,027	$12,268
6/30/16	$11,989	$11,053	$12,043
7/31/16	$13,442	$11,474	$13,514
8/31/16	$13,868	$11,489	$13,944
9/30/16	$14,358	$11,498	$14,439
10/31/16	$13,756	$11,274	$13,834
11/30/16	$14,828	$11,718	$14,922
12/31/16	$15,174	$11,938	$15,275
1/31/17	$15,753	$12,178	$15,863
2/28/17	$16,162	$12,650	$16,285
3/31/17	$16,343	$12,657	$16,470
4/30/17	$16,083	$12,791	$16,205
5/31/17	$17,479	$12,955	$17,618
6/30/17	$16,737	$13,046	$16,880
7/31/17	$17,640	$13,304	$17,793
8/31/17	$17,333	$13,345	$17,485
9/30/17	$17,824	$13,630	$17,978
10/31/17	$19,250	$13,942	$19,426
11/30/17	$19,340	$14,374	$19,523
12/31/17	$19,004	$14,532	$19,185
1/31/18	$19,988	$15,317	$20,188
2/28/18	$19,394	$14,764	$19,581
3/31/18	$19,095	$14,426	$19,277
4/30/18	$18,292	$14,499	$18,464
5/31/18	$20,386	$14,869	$20,572
6/30/18	$19,756	$14,945	$19,939
7/31/18	$20,357	$15,461	$20,531
8/31/18	$21,551	$15,995	$21,734
9/30/18	$20,814	$16,067	$20,985
10/31/18	$18,453	$14,939	$18,607
11/30/18	$19,399	$15,237	$19,557
12/31/18	$17,798	$13,845	$17,953
1/31/19	$19,716	$15,032	$19,886
2/28/19	$21,661	$15,555	$21,849
3/31/19	$21,623	$15,829	$21,819
4/30/19	$23,850	$16,483	$24,085
5/31/19	$20,273	$15,441	$20,470
6/30/19	$23,302	$16,537	$23,525
7/31/19	$25,283	$16,789	$25,543
8/31/19	$24,286	$16,480	$24,558
9/30/19	$24,828	$16,767	$25,104
10/31/19	$25,937	$17,132	$26,223
11/30/19	$27,023	$17,785	$27,327
12/31/19	$29,312	$18,296	$29,664
1/31/20	$28,247	$18,315	$28,594
2/29/20	$26,441	$16,807	$26,739
3/31/20	$23,267	$14,731	$23,555
4/30/20	$27,600	$16,620	$27,967
5/31/20	$29,707	$17,411	$30,134
6/30/20	$31,068	$17,758	$31,499
7/31/20	$33,812	$18,759	$34,278
8/31/20	$35,133	$20,107	$35,646
9/30/20	$34,886	$19,343	$35,401
10/31/20	$36,815	$18,829	$37,339
11/30/20	$43,721	$20,890	$44,354
12/31/20	$47,432	$21,693	$48,161
1/31/21	$49,863	$21,474	$50,699
2/28/21	$51,738	$22,066	$52,625
3/31/21	$50,792	$23,033	$51,622
4/30/21	$49,137	$24,262	$49,982
5/31/21	$49,670	$24,431	$50,524
6/30/21	$53,449	$25,002	$54,405
7/31/21	$53,085	$25,596	$54,045
8/31/21	$56,287	$26,374	$57,337
9/30/21	$55,018	$25,147	$56,020
10/31/21	$61,520	$26,909	$62,670
11/30/21	$66,199	$26,723	$67,437
12/31/21	$67,602	$27,920	$68,903
1/31/22	$56,901	$26,475	$58,023
2/28/22	$57,452	$25,683	$58,593
3/31/22	$57,674	$26,636	$58,870
4/30/22	$47,869	$24,314	$48,808
5/31/22	$50,834	$24,358	$51,858
6/30/22	$42,308	$22,348	$43,126
7/31/22	$50,841	$24,408	$51,849
8/31/22	$47,646	$23,413	$48,620
9/30/22	$42,436	$21,256	$43,291
10/31/22	$43,777	$22,977	$44,689
11/30/22	$51,887	$24,261	$52,975
12/31/22	$46,737	$22,864	$47,738
1/31/23	$54,804	$24,300	$55,983
2/28/23	$55,386	$23,707	$56,582
3/31/23	$58,319	$24,578	$59,611
4/30/23	$49,867	$24,961	$50,974
5/31/23	$56,965	$25,070	$58,272
6/30/23	$61,913	$26,726	$63,352
7/31/23	$64,109	$27,585	$65,583
8/31/23	$59,656	$27,146	$61,079
9/30/23	$54,877	$25,852	$56,184
10/31/23	$47,539	$25,308	$48,668
11/30/23	$55,842	$27,619	$57,201
12/31/23	$63,034	$28,874	$64,605
1/31/24	$59,031	$29,359	$60,522
2/29/24	$62,651	$30,927	$64,306
3/31/24	$65,123	$31,922	$66,846
4/30/24	$62,936	$30,619	$64,597
5/31/24	$69,007	$32,138	$70,796
6/30/24	$69,396	$33,292	$71,285

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XSD	12.11%	24.41%	21.38%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Semiconductor Select Industry Index	12.52%	24.83%	21.70%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,534,252,726
# of Portfolio Holdings	41
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$5,081,154

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Semiconductors	99.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Credo Technology Group Holding Ltd.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.3%
Impinj, Inc.	3.3%
Universal Display Corp.	3.3%
Cirrus Logic, Inc.	3.3%
Qorvo, Inc.	3.2%
Rambus, Inc.	3.2%
Skyworks Solutions, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Intel Corp.	3.2%

TSR AR XSD

SPDR S&P Software & Services ETF

XSW

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Software & Services ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Software & Services ETF	$37	0.35%

How did the Fund perform last year and what affected its performance?

Most of the Fund’s outperformance in the fiscal year occurred in the 4th quarter of 2023, A.I. theme was one of the key tailwinds helped to drive the momentum, some companies benefited significantly from A.I. advancements and expectation on revenue growth. In the second half of the period under review, the Fund continue to post positive returns as market continued to pare back rate cut expectations by the U.S. Federal Reserve (the “Fed”), as macroeconomic data continued to highlight an exceptionally strong U.S. economy. U.S. equities rallied for a second straight quarter in 1st quarter of 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XSW	S&P 500 Index	S&P Software & Services Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,673	$9,838	$9,670
8/31/14	$10,034	$10,245	$10,035
9/30/14	$9,727	$10,065	$9,719
10/31/14	$10,296	$10,311	$10,299
11/30/14	$10,556	$10,581	$10,560
12/31/14	$10,651	$10,557	$10,662
1/31/15	$10,266	$10,267	$10,277
2/28/15	$11,239	$10,860	$11,251
3/31/15	$11,234	$10,725	$11,250
4/30/15	$11,322	$10,801	$11,340
5/31/15	$11,574	$10,942	$11,593
6/30/15	$11,602	$10,737	$11,624
7/31/15	$11,632	$10,944	$11,653
8/31/15	$10,906	$10,285	$10,934
9/30/15	$10,638	$10,003	$10,674
10/31/15	$11,416	$10,813	$11,445
11/30/15	$11,883	$10,849	$11,916
12/31/15	$11,439	$10,653	$11,475
1/31/16	$10,251	$10,080	$10,281
2/29/16	$10,194	$10,077	$10,232
3/31/16	$10,891	$10,780	$10,931
4/30/16	$11,099	$10,838	$11,144
5/31/16	$11,621	$11,027	$11,669
6/30/16	$11,544	$11,053	$11,596
7/31/16	$12,283	$11,474	$12,344
8/31/16	$12,489	$11,489	$12,552
9/30/16	$12,702	$11,498	$12,766
10/31/16	$12,292	$11,274	$12,354
11/30/16	$12,661	$11,718	$12,713
12/31/16	$12,522	$11,938	$12,575
1/31/17	$12,920	$12,178	$12,982
2/28/17	$13,354	$12,650	$13,428
3/31/17	$13,523	$12,657	$13,591
4/30/17	$13,699	$12,791	$13,776
5/31/17	$14,364	$12,955	$14,446
6/30/17	$14,388	$13,046	$14,484
7/31/17	$14,720	$13,304	$14,819
8/31/17	$14,896	$13,345	$15,008
9/30/17	$15,135	$13,630	$15,253
10/31/17	$15,793	$13,942	$15,918
11/30/17	$16,040	$14,374	$16,174
12/31/17	$15,976	$14,532	$16,105
1/31/18	$17,195	$15,317	$17,335
2/28/18	$17,382	$14,764	$17,517
3/31/18	$17,413	$14,426	$17,566
4/30/18	$17,869	$14,499	$18,012
5/31/18	$18,646	$14,869	$18,803
6/30/18	$18,712	$14,945	$18,869
7/31/18	$18,958	$15,461	$19,166
8/31/18	$21,045	$15,995	$21,249
9/30/18	$20,985	$16,067	$21,204
10/31/18	$18,588	$14,939	$18,789
11/30/18	$18,754	$15,237	$18,965
12/31/18	$17,306	$13,845	$17,570
1/31/19	$19,678	$15,032	$19,892
2/28/19	$21,423	$15,555	$21,649
3/31/19	$21,845	$15,829	$22,090
4/30/19	$22,827	$16,483	$23,092
5/31/19	$21,381	$15,441	$21,624
6/30/19	$22,272	$16,537	$22,556
7/31/19	$22,967	$16,789	$23,235
8/31/19	$22,278	$16,480	$22,571
9/30/19	$21,614	$16,767	$21,887
10/31/19	$22,177	$17,132	$22,449
11/30/19	$23,799	$17,785	$24,110
12/31/19	$23,563	$18,296	$23,883
1/31/20	$24,351	$18,315	$24,681
2/29/20	$22,940	$16,807	$23,259
3/31/20	$19,072	$14,731	$19,377
4/30/20	$22,005	$16,620	$22,346
5/31/20	$24,856	$17,411	$25,234
6/30/20	$25,921	$17,758	$26,335
7/31/20	$27,069	$18,759	$27,502
8/31/20	$28,917	$20,107	$29,384
9/30/20	$27,775	$19,343	$28,243
10/31/20	$27,471	$18,829	$27,905
11/30/20	$32,516	$20,890	$33,061
12/31/20	$35,842	$21,693	$36,466
1/31/21	$35,839	$21,474	$36,478
2/28/21	$37,364	$22,066	$38,052
3/31/21	$36,642	$23,033	$37,277
4/30/21	$37,982	$24,262	$38,682
5/31/21	$37,423	$24,431	$38,126
6/30/21	$39,912	$25,002	$40,665
7/31/21	$39,917	$25,596	$40,683
8/31/21	$41,526	$26,374	$42,331
9/30/21	$39,968	$25,147	$40,764
10/31/21	$42,219	$26,909	$43,063
11/30/21	$38,624	$26,723	$39,392
12/31/21	$38,572	$27,920	$39,363
1/31/22	$34,717	$26,475	$35,463
2/28/22	$33,654	$25,683	$34,367
3/31/22	$34,319	$26,636	$35,014
4/30/22	$30,436	$24,314	$31,065
5/31/22	$28,427	$24,358	$29,029
6/30/22	$25,878	$22,348	$26,423
7/31/22	$28,104	$24,408	$28,713
8/31/22	$27,364	$23,413	$27,954
9/30/22	$24,945	$21,256	$25,469
10/31/22	$26,763	$22,977	$27,343
11/30/22	$26,246	$24,261	$26,838
12/31/22	$25,343	$22,864	$25,900
1/31/23	$28,421	$24,300	$29,057
2/28/23	$28,008	$23,707	$28,631
3/31/23	$28,728	$24,578	$29,384
4/30/23	$27,168	$24,961	$27,778
5/31/23	$29,807	$25,070	$30,486
6/30/23	$31,110	$26,726	$31,824
7/31/23	$33,264	$27,585	$34,016
8/31/23	$31,463	$27,146	$32,192
9/30/23	$29,636	$25,852	$30,329
10/31/23	$27,959	$25,308	$28,615
11/30/23	$31,872	$27,619	$32,566
12/31/23	$35,222	$28,874	$35,986
1/31/24	$34,497	$29,359	$35,269
2/29/24	$36,142	$30,927	$36,981
3/31/24	$36,377	$31,922	$37,245
4/30/24	$33,870	$30,619	$34,640
5/31/24	$33,994	$32,138	$34,769
6/30/24	$35,324	$33,292	$36,144

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XSW	13.53%	9.65%	13.45%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Software & Services Select Industry Index	13.57%	9.90%	13.71%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$361,083,564
# of Portfolio Holdings	139
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$1,191,270

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Application Software	69.5%
Systems Software	20.0%
IT Consulting & Other Services	6.8%
Interactive Home Entertainment	2.9%
Human Resource & Employment Services	0.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Samsara, Inc., A	0.9%
Rapid7, Inc.	0.8%
AvePoint, Inc.	0.8%
Agilysys, Inc.	0.8%
SentinelOne, Inc., A	0.8%
Terawulf, Inc.	0.8%
Asana, Inc., A	0.8%
Matterport, Inc.	0.8%
Varonis Systems, Inc.	0.8%
Gitlab, Inc., A	0.8%

TSR AR XSW

SPDR S&P Telecom ETF

XTL

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Telecom ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Telecom ETF	$35	0.35%

How did the Fund perform last year and what affected its performance?

High capital expenditures for 5G infrastructure upgrades, volatile raw material prices, high inventory levels and geopolitical conflicts amid a challenging macroeconomic environment have decreased the industries profitability. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XTL	S&P 500 Index	S&P Telecom Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,794	$9,838	$9,788
8/31/14	$10,088	$10,245	$10,087
9/30/14	$9,726	$10,065	$9,712
10/31/14	$10,033	$10,311	$10,035
11/30/14	$10,181	$10,581	$10,181
12/31/14	$10,202	$10,557	$10,210
1/31/15	$9,802	$10,267	$9,810
2/28/15	$10,687	$10,860	$10,693
3/31/15	$10,358	$10,725	$10,361
4/30/15	$10,504	$10,801	$10,511
5/31/15	$10,617	$10,942	$10,639
6/30/15	$10,232	$10,737	$10,244
7/31/15	$10,307	$10,944	$10,327
8/31/15	$9,887	$10,285	$9,912
9/30/15	$9,454	$10,003	$9,470
10/31/15	$10,272	$10,813	$10,289
11/30/15	$10,313	$10,849	$10,338
12/31/15	$10,032	$10,653	$10,054
1/31/16	$9,115	$10,080	$9,129
2/29/16	$9,800	$10,077	$9,827
3/31/16	$10,281	$10,780	$10,305
4/30/16	$10,247	$10,838	$10,253
5/31/16	$10,463	$11,027	$10,477
6/30/16	$10,539	$11,053	$10,562
7/31/16	$11,205	$11,474	$11,232
8/31/16	$11,415	$11,489	$11,440
9/30/16	$11,897	$11,498	$11,924
10/31/16	$11,493	$11,274	$11,521
11/30/16	$12,254	$11,718	$12,285
12/31/16	$12,605	$11,938	$12,641
1/31/17	$12,898	$12,178	$12,950
2/28/17	$12,902	$12,650	$12,962
3/31/17	$12,919	$12,657	$12,986
4/30/17	$12,892	$12,791	$12,960
5/31/17	$12,887	$12,955	$12,937
6/30/17	$12,879	$13,046	$12,930
7/31/17	$13,163	$13,304	$13,187
8/31/17	$12,850	$13,345	$12,899
9/30/17	$12,803	$13,630	$12,833
10/31/17	$12,729	$13,942	$12,746
11/30/17	$12,988	$14,374	$12,989
12/31/17	$12,649	$14,532	$12,630
1/31/18	$12,982	$15,317	$12,941
2/28/18	$12,783	$14,764	$12,743
3/31/18	$12,855	$14,426	$12,817
4/30/18	$13,012	$14,499	$12,940
5/31/18	$13,141	$14,869	$13,027
6/30/18	$13,532	$14,945	$13,448
7/31/18	$13,356	$15,461	$13,249
8/31/18	$14,427	$15,995	$14,331
9/30/18	$14,337	$16,067	$14,261
10/31/18	$13,181	$14,939	$13,109
11/30/18	$13,303	$15,237	$13,235
12/31/18	$11,879	$13,845	$11,829
1/31/19	$12,905	$15,032	$12,853
2/28/19	$13,602	$15,555	$13,554
3/31/19	$13,354	$15,829	$13,309
4/30/19	$13,815	$16,483	$13,767
5/31/19	$12,321	$15,441	$12,276
6/30/19	$12,822	$16,537	$12,779
7/31/19	$13,473	$16,789	$13,427
8/31/19	$12,664	$16,480	$12,628
9/30/19	$12,737	$16,767	$12,701
10/31/19	$12,868	$17,132	$12,829
11/30/19	$13,116	$17,785	$13,090
12/31/19	$13,321	$18,296	$13,294
1/31/20	$13,043	$18,315	$13,020
2/29/20	$12,583	$16,807	$12,553
3/31/20	$11,335	$14,731	$11,321
4/30/20	$12,743	$16,620	$12,713
5/31/20	$13,256	$17,411	$13,258
6/30/20	$13,332	$17,758	$13,330
7/31/20	$14,490	$18,759	$14,479
8/31/20	$14,213	$20,107	$14,201
9/30/20	$12,944	$19,343	$12,925
10/31/20	$13,085	$18,829	$13,058
11/30/20	$15,115	$20,890	$15,097
12/31/20	$16,330	$21,693	$16,301
1/31/21	$17,674	$21,474	$17,653
2/28/21	$17,740	$22,066	$17,730
3/31/21	$18,073	$23,033	$18,056
4/30/21	$18,414	$24,262	$18,417
5/31/21	$19,234	$24,431	$19,240
6/30/21	$19,731	$25,002	$19,755
7/31/21	$19,307	$25,596	$19,335
8/31/21	$19,549	$26,374	$19,578
9/30/21	$18,533	$25,147	$18,557
10/31/21	$18,625	$26,909	$18,658
11/30/21	$18,556	$26,723	$18,595
12/31/21	$19,806	$27,920	$19,856
1/31/22	$17,799	$26,475	$17,848
2/28/22	$17,490	$25,683	$17,539
3/31/22	$18,086	$26,636	$18,149
4/30/22	$16,012	$24,314	$16,059
5/31/22	$16,395	$24,358	$16,452
6/30/22	$15,229	$22,348	$15,277
7/31/22	$17,056	$24,408	$17,123
8/31/22	$16,905	$23,413	$16,969
9/30/22	$15,082	$21,256	$15,130
10/31/22	$17,243	$22,977	$17,307
11/30/22	$17,170	$24,261	$17,247
12/31/22	$16,003	$22,864	$16,075
1/31/23	$17,032	$24,300	$17,111
2/28/23	$15,981	$23,707	$16,070
3/31/23	$15,933	$24,578	$16,025
4/30/23	$14,757	$24,961	$14,837
5/31/23	$14,351	$25,070	$14,431
6/30/23	$15,298	$26,726	$15,388
7/31/23	$14,483	$27,585	$14,567
8/31/23	$15,290	$27,146	$15,385
9/30/23	$14,031	$25,852	$14,116
10/31/23	$13,058	$25,308	$13,146
11/30/23	$13,908	$27,619	$13,999
12/31/23	$15,837	$28,874	$15,943
1/31/24	$15,186	$29,359	$15,291
2/29/24	$14,892	$30,927	$15,005
3/31/24	$14,726	$31,922	$14,847
4/30/24	$13,503	$30,619	$13,607
5/31/24	$15,218	$32,138	$15,356
6/30/24	$15,449	$33,292	$15,592

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XTL	1.04%	3.81%	4.45%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Telecom Select Industry Index	1.30%	4.06%	4.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$60,268,423
# of Portfolio Holdings	41
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$199,339

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Communications Equipment	55.6%
Alternative Carriers	20.5%
Integrated Telecommunication Services	14.7%
Wireless Telecommunication Services	9.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
AT&T, Inc.	4.7%
Lumentum Holdings, Inc.	4.7%
Arista Networks, Inc.	4.6%
Cogent Communications Holdings, Inc.	4.6%
Frontier Communications Parent, Inc.	4.6%
Verizon Communications, Inc.	4.6%
Cisco Systems, Inc.	4.5%
Motorola Solutions, Inc.	4.5%
Ciena Corp.	4.5%
Juniper Networks, Inc.	4.5%

TSR AR XTL

SPDR S&P Transportation ETF

XTN

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR S&P Transportation ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Transportation ETF	$34	0.35%

How did the Fund perform last year and what affected its performance?

Fees, expenses, cash drag and cumulative effect contributed to the difference between the Fund’s performance and that of the Index. The transportation industry faced a challenging fiscal year. Supply for the transportation industry is down as demand with industrial production remaining low thanks to high inflation. Additionally, the industry has had to contend with rising expenses and low rates causing the industry to feel the economic crunch.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XTN	S&P 500 Index	S&P Transportation Select Industry Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,725	$9,838	$9,731
8/31/14	$10,041	$10,245	$10,054
9/30/14	$9,923	$10,065	$9,937
10/31/14	$10,474	$10,311	$10,488
11/30/14	$11,381	$10,581	$11,398
12/31/14	$11,598	$10,557	$11,620
1/31/15	$10,730	$10,267	$10,757
2/28/15	$11,521	$10,860	$11,556
3/31/15	$11,385	$10,725	$11,419
4/30/15	$10,882	$10,801	$10,928
5/31/15	$10,651	$10,942	$10,694
6/30/15	$10,389	$10,737	$10,427
7/31/15	$10,639	$10,944	$10,683
8/31/15	$9,868	$10,285	$9,912
9/30/15	$9,386	$10,003	$9,434
10/31/15	$10,019	$10,813	$10,074
11/30/15	$9,992	$10,849	$10,042
12/31/15	$9,248	$10,653	$9,297
1/31/16	$8,570	$10,080	$8,619
2/29/16	$9,127	$10,077	$9,175
3/31/16	$9,930	$10,780	$9,987
4/30/16	$9,803	$10,838	$9,857
5/31/16	$9,690	$11,027	$9,754
6/30/16	$9,458	$11,053	$9,518
7/31/16	$10,102	$11,474	$10,172
8/31/16	$10,113	$11,489	$10,183
9/30/16	$10,269	$11,498	$10,342
10/31/16	$10,299	$11,274	$10,378
11/30/16	$11,687	$11,718	$11,777
12/31/16	$11,744	$11,938	$11,839
1/31/17	$11,846	$12,178	$11,942
2/28/17	$12,107	$12,650	$12,215
3/31/17	$11,529	$12,657	$11,637
4/30/17	$11,739	$12,791	$11,852
5/31/17	$11,460	$12,955	$11,575
6/30/17	$12,091	$13,046	$12,216
7/31/17	$11,853	$13,304	$11,977
8/31/17	$12,395	$13,345	$12,531
9/30/17	$13,132	$13,630	$13,272
10/31/17	$13,132	$13,942	$13,284
11/30/17	$13,852	$14,374	$14,013
12/31/17	$14,286	$14,532	$14,454
1/31/18	$14,665	$15,317	$14,849
2/28/18	$13,752	$14,764	$13,927
3/31/18	$13,773	$14,426	$13,956
4/30/18	$13,594	$14,499	$13,778
5/31/18	$14,173	$14,869	$14,363
6/30/18	$13,875	$14,945	$14,072
7/31/18	$14,412	$15,461	$14,623
8/31/18	$14,909	$15,995	$15,118
9/30/18	$14,804	$16,067	$15,012
10/31/18	$13,061	$14,939	$13,262
11/30/18	$14,041	$15,237	$14,259
12/31/18	$11,837	$13,845	$12,034
1/31/19	$13,271	$15,032	$13,481
2/28/19	$13,674	$15,555	$13,901
3/31/19	$13,388	$15,829	$13,613
4/30/19	$13,990	$16,483	$14,227
5/31/19	$12,480	$15,441	$12,690
6/30/19	$13,634	$16,537	$13,871
7/31/19	$14,026	$16,789	$14,281
8/31/19	$13,139	$16,480	$13,385
9/30/19	$13,627	$16,767	$13,880
10/31/19	$13,929	$17,132	$14,190
11/30/19	$14,407	$17,785	$14,678
12/31/19	$14,413	$18,296	$14,688
1/31/20	$14,078	$18,315	$14,363
2/29/20	$12,367	$16,807	$12,583
3/31/20	$9,829	$14,731	$10,012
4/30/20	$10,802	$16,620	$11,008
5/31/20	$11,717	$17,411	$11,944
6/30/20	$11,888	$17,758	$12,129
7/31/20	$12,261	$18,759	$12,505
8/31/20	$13,591	$20,107	$13,862
9/30/20	$13,092	$19,343	$13,357
10/31/20	$13,216	$18,829	$13,483
11/30/20	$15,692	$20,890	$16,018
12/31/20	$16,115	$21,693	$16,460
1/31/21	$15,739	$21,474	$16,087
2/28/21	$18,365	$22,066	$18,786
3/31/21	$19,916	$23,033	$20,360
4/30/21	$20,238	$24,262	$20,717
5/31/21	$20,711	$24,431	$21,200
6/30/21	$19,347	$25,002	$19,814
7/31/21	$18,906	$25,596	$19,370
8/31/21	$19,578	$26,374	$20,061
9/30/21	$19,729	$25,147	$20,218
10/31/21	$20,709	$26,909	$21,229
11/30/21	$20,599	$26,723	$21,126
12/31/21	$21,561	$27,920	$22,126
1/31/22	$19,603	$26,475	$20,126
2/28/22	$20,060	$25,683	$20,598
3/31/22	$20,388	$26,636	$20,940
4/30/22	$18,667	$24,314	$19,175
5/31/22	$17,969	$24,358	$18,459
6/30/22	$15,565	$22,348	$15,990
7/31/22	$17,619	$24,408	$18,110
8/31/22	$16,700	$23,413	$17,168
9/30/22	$14,645	$21,256	$15,055
10/31/22	$16,223	$22,977	$16,717
11/30/22	$17,205	$24,261	$17,691
12/31/22	$15,490	$22,864	$15,928
1/31/23	$17,825	$24,300	$18,339
2/28/23	$17,705	$23,707	$18,216
3/31/23	$16,745	$24,578	$17,234
4/30/23	$16,852	$24,961	$17,346
5/31/23	$16,630	$25,070	$17,116
6/30/23	$19,382	$26,726	$19,960
7/31/23	$20,406	$27,585	$21,024
8/31/23	$18,617	$27,146	$19,185
9/30/23	$17,401	$25,852	$17,929
10/31/23	$15,676	$25,308	$16,156
11/30/23	$17,329	$27,619	$17,862
12/31/23	$19,418	$28,874	$20,023
1/31/24	$18,271	$29,359	$18,849
2/29/24	$19,253	$30,927	$19,882
3/31/24	$19,754	$31,922	$20,398
4/30/24	$17,606	$30,619	$18,176
5/31/24	$17,997	$32,138	$18,582
6/30/24	$18,279	$33,292	$18,863

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XTN	(5.78%)	6.02%	6.22%
S&P 500 Index	24.56%	15.05%	12.86%
S&P Transportation Select Industry Index	(5.51%)	6.34%	6.55%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$167,322,653
# of Portfolio Holdings	46
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$696,412

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Cargo Ground Transportation	30.6%
Airlines	25.1%
Air Freight & Logistics	18.0%
Passenger Ground Transportation	9.3%
Railroads	9.1%
Marine	7.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
FedEx Corp.	3.2%
JetBlue Airways Corp.	2.9%
Matson, Inc.	2.9%
SkyWest, Inc.	2.8%
Knight-Swift Transportation Holdings, Inc.	2.8%
CH Robinson Worldwide, Inc.	2.8%
GXO Logistics, Inc.	2.8%
Saia, Inc.	2.7%
Joby Aviation, Inc.	2.7%
Ryder System, Inc.	2.7%

TSR AR XTN

SPDR MSCI USA StrategicFactors℠ ETF

QUS

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$17	0.15%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And markets continued to be dominated by the so-called "Magnificent Seven", consisting of Alphabet Inc., Amazon.com Inc., Apple Inc., Meta Platforms Inc., Microsoft Corp., NVIDIA Corp. and Tesla Inc.. Compared to the S&P 500, which returned 24.56% during the reporting period, the Fund slightly underperformed. The Fund's strategy is to target stocks which exhibit quality factor characteristics, while at the same time tilting towards value and low volatility stocks. These tilts generally caused the Fund to underweight the A.I.-related tech and semiconductor stocks, as well as the Magnificent Seven. But as an offset to this underweighting, the Fund's targeting of high quality securities tended to push the weights of those stocks back up. However, the impact was not significant enough to undo the underweighting, resulting in net underperformance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	QUS	S&P 500 Index	MSCI USA Factor Mix A-Series Capped Index
4/15/15	$10,000	$10,000	$10,000
4/30/15	$9,895	$9,904	$9,893
5/31/15	$10,022	$10,034	$10,010
6/30/15	$9,809	$9,845	$9,804
7/31/15	$10,057	$10,035	$10,055
8/31/15	$9,533	$9,431	$9,522
9/30/15	$9,400	$9,173	$9,392
10/31/15	$10,133	$9,915	$10,115
11/30/15	$10,152	$9,948	$10,131
12/31/15	$10,038	$9,769	$10,023
1/31/16	$9,622	$9,243	$9,633
2/29/16	$9,661	$9,241	$9,666
3/31/16	$10,285	$9,885	$10,296
4/30/16	$10,270	$9,938	$10,283
5/31/16	$10,413	$10,112	$10,429
6/30/16	$10,532	$10,135	$10,546
7/31/16	$10,873	$10,521	$10,891
8/31/16	$10,866	$10,535	$10,862
9/30/16	$10,854	$10,543	$10,855
10/31/16	$10,637	$10,338	$10,637
11/30/16	$10,976	$10,745	$10,982
12/31/16	$11,212	$10,947	$11,212
1/31/17	$11,355	$11,167	$11,369
2/28/17	$11,852	$11,599	$11,869
3/31/17	$11,853	$11,606	$11,876
4/30/17	$12,001	$11,729	$12,018
5/31/17	$12,170	$11,880	$12,197
6/30/17	$12,178	$11,963	$12,206
7/31/17	$12,411	$12,200	$12,426
8/31/17	$12,456	$12,237	$12,482
9/30/17	$12,689	$12,498	$12,717
10/31/17	$13,013	$12,784	$13,054
11/30/17	$13,458	$13,181	$13,487
12/31/17	$13,602	$13,326	$13,618
1/31/18	$14,239	$14,045	$14,278
2/28/18	$13,722	$13,538	$13,749
3/31/18	$13,485	$13,228	$13,526
4/30/18	$13,449	$13,296	$13,487
5/31/18	$13,707	$13,635	$13,751
6/30/18	$13,828	$13,704	$13,869
7/31/18	$14,324	$14,177	$14,375
8/31/18	$14,765	$14,667	$14,837
9/30/18	$14,856	$14,733	$14,938
10/31/18	$14,032	$13,699	$14,107
11/30/18	$14,336	$13,972	$14,428
12/31/18	$13,114	$12,696	$13,202
1/31/19	$14,126	$13,784	$14,198
2/28/19	$14,656	$14,264	$14,739
3/31/19	$14,967	$14,515	$15,056
4/30/19	$15,520	$15,115	$15,616
5/31/19	$14,706	$14,159	$14,793
6/30/19	$15,648	$15,164	$15,759
7/31/19	$15,964	$15,395	$16,073
8/31/19	$15,808	$15,112	$15,926
9/30/19	$16,113	$15,375	$16,225
10/31/19	$16,386	$15,710	$16,501
11/30/19	$16,905	$16,309	$17,024
12/31/19	$17,370	$16,777	$17,511
1/31/20	$17,413	$16,794	$17,548
2/29/20	$15,978	$15,412	$16,086
3/31/20	$14,023	$13,508	$14,126
4/30/20	$15,558	$15,240	$15,692
5/31/20	$16,318	$15,966	$16,457
6/30/20	$16,350	$16,283	$16,504
7/31/20	$17,050	$17,202	$17,203
8/31/20	$17,966	$18,438	$18,140
9/30/20	$17,490	$17,737	$17,654
10/31/20	$17,002	$17,266	$17,149
11/30/20	$18,923	$19,156	$19,084
12/31/20	$19,517	$19,892	$19,708
1/31/21	$19,162	$19,691	$19,356
2/28/21	$19,723	$20,234	$19,923
3/31/21	$20,749	$21,121	$20,956
4/30/21	$21,637	$22,248	$21,858
5/31/21	$21,971	$22,403	$22,197
6/30/21	$22,452	$22,926	$22,689
7/31/21	$23,045	$23,471	$23,294
8/31/21	$23,619	$24,184	$23,881
9/30/21	$22,420	$23,060	$22,676
10/31/21	$23,778	$24,675	$24,045
11/30/21	$23,444	$24,504	$23,709
12/31/21	$24,730	$25,602	$25,013
1/31/22	$23,473	$24,278	$23,760
2/28/22	$22,698	$23,551	$22,971
3/31/22	$23,592	$24,425	$23,871
4/30/22	$21,986	$22,295	$22,249
5/31/22	$22,137	$22,336	$22,404
6/30/22	$20,604	$20,492	$20,841
7/31/22	$22,051	$22,382	$22,322
8/31/22	$21,168	$21,469	$21,431
9/30/22	$19,358	$19,492	$19,579
10/31/22	$20,968	$21,070	$21,224
11/30/22	$22,293	$22,247	$22,589
12/31/22	$21,242	$20,966	$21,511
1/31/23	$22,211	$22,283	$22,498
2/28/23	$21,571	$21,739	$21,859
3/31/23	$22,317	$22,537	$22,618
4/30/23	$22,707	$22,889	$23,007
5/31/23	$22,576	$22,989	$22,873
6/30/23	$23,840	$24,508	$24,179
7/31/23	$24,578	$25,295	$24,919
8/31/23	$24,294	$24,892	$24,639
9/30/23	$23,400	$23,705	$23,730
10/31/23	$22,999	$23,207	$23,328
11/30/23	$24,778	$25,326	$25,102
12/31/23	$25,883	$26,477	$26,211
1/31/24	$26,410	$26,922	$26,762
2/29/24	$27,520	$28,359	$27,903
3/31/24	$28,484	$29,272	$28,879
4/30/24	$27,319	$28,077	$27,693
5/31/24	$28,446	$29,470	$28,827
6/30/24	$29,050	$30,529	$29,460

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 4/15/15
QUS	21.84%	13.17%	12.28%
S&P 500 Index	24.56%	15.05%	12.95%
MSCI USA Factor Mix A-Series Capped Index	21.84%	13.33%	12.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,299,231,401
# of Portfolio Holdings	605
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,692,396

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Software	7.3%
Pharmaceuticals	5.8%
Insurance	5.1%
Interactive Media & Services	4.9%
Health Care Providers & Services	4.9%
Financial Services	4.8%
Banks	4.0%
Technology Hardware, Storage & Peripherals	3.9%
Oil, Gas & Consumable Fuels	3.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	3.3%
Microsoft Corp.	3.1%
Alphabet, Inc.	2.6%
NVIDIA Corp.	2.6%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc.	2.3%
UnitedHealth Group, Inc.	2.0%
Visa, Inc., A	1.7%
Johnson & Johnson	1.7%
Mastercard, Inc., A	1.5%

TSR AR QUS

SPDR ICE Preferred Securities ETF

PSK

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR ICE Preferred Securities ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR ICE Preferred Securities ETF	$47	0.45%

How did the Fund perform last year and what affected its performance?

Preferred stocks are less volatile than common stocks and offer a higher yield with a preference over common stock shareholders in receiving dividends. A hybrid between traditional equities and bonds, preferred stocks provide unique benefits in any market climate. Over the 12-month reporting period, the Fund posted positive returns in eight of the months. Banks (9.59%), Insurance (9.49%) and Financial Services (9.48%) all performed similarly and drove the positive return. These industries make up the bulk of the preferred securities in the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	PSK	S&P 500 Index	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,938	$9,838	$9,958
8/31/14	$10,147	$10,245	$10,140
9/30/14	$10,062	$10,065	$10,076
10/31/14	$10,217	$10,311	$10,241
11/30/14	$10,372	$10,581	$10,380
12/31/14	$10,354	$10,557	$10,338
1/31/15	$10,579	$10,267	$10,595
2/28/15	$10,640	$10,860	$10,680
3/31/15	$10,724	$10,725	$10,743
4/30/15	$10,667	$10,801	$10,701
5/31/15	$10,641	$10,942	$10,672
6/30/15	$10,510	$10,737	$10,534
7/31/15	$10,682	$10,944	$10,762
8/31/15	$10,699	$10,285	$10,764
9/30/15	$10,737	$10,003	$10,771
10/31/15	$10,967	$10,813	$11,033
11/30/15	$11,070	$10,849	$11,136
12/31/15	$11,164	$10,653	$11,234
1/31/16	$11,161	$10,080	$11,223
2/29/16	$11,171	$10,077	$11,234
3/31/16	$11,362	$10,780	$11,427
4/30/16	$11,432	$10,838	$11,515
5/31/16	$11,596	$11,027	$11,699
6/30/16	$11,776	$11,053	$11,868
7/31/16	$11,868	$11,474	$11,948
8/31/16	$11,884	$11,489	$11,973
9/30/16	$11,784	$11,498	$11,868
10/31/16	$11,670	$11,274	$11,782
11/30/16	$11,115	$11,718	$11,227
12/31/16	$11,085	$11,938	$11,191
1/31/17	$11,436	$12,178	$11,560
2/28/17	$11,640	$12,650	$11,757
3/31/17	$11,727	$12,657	$11,844
4/30/17	$11,918	$12,791	$12,011
5/31/17	$12,057	$12,955	$12,130
6/30/17	$12,162	$13,046	$12,265
7/31/17	$12,221	$13,304	$12,324
8/31/17	$12,236	$13,345	$12,357
9/30/17	$12,245	$13,630	$12,368
10/31/17	$12,245	$13,942	$12,357
11/30/17	$12,295	$14,374	$12,366
12/31/17	$12,256	$14,532	$12,363
1/31/18	$11,885	$15,317	$12,017
2/28/18	$12,082	$14,764	$12,209
3/31/18	$12,184	$14,426	$12,301
4/30/18	$12,063	$14,499	$12,170
5/31/18	$12,201	$14,869	$12,329
6/30/18	$12,358	$14,945	$12,454
7/31/18	$12,349	$15,461	$12,481
8/31/18	$12,507	$15,995	$12,619
9/30/18	$12,304	$16,067	$12,412
10/31/18	$12,068	$14,939	$12,190
11/30/18	$11,752	$15,237	$11,872
12/31/18	$11,701	$13,845	$11,818
1/31/19	$12,405	$15,032	$12,527
2/28/19	$12,564	$15,555	$12,731
3/31/19	$12,735	$15,829	$12,860
4/30/19	$12,829	$16,483	$12,968
5/31/19	$12,927	$15,441	$13,069
6/30/19	$13,077	$16,537	$13,211
7/31/19	$13,347	$16,789	$13,496
8/31/19	$13,475	$16,480	$13,626
9/30/19	$13,560	$16,767	$13,738
10/31/19	$13,611	$17,132	$13,770
11/30/19	$13,474	$17,785	$13,629
12/31/19	$13,745	$18,296	$13,915
1/31/20	$13,867	$18,315	$14,056
2/29/20	$13,430	$16,807	$13,551
3/31/20	$12,398	$14,731	$12,519
4/30/20	$13,329	$16,620	$13,493
5/31/20	$13,479	$17,411	$13,665
6/30/20	$13,333	$17,758	$13,464
7/31/20	$13,918	$18,759	$14,120
8/31/20	$14,120	$20,107	$14,297
9/30/20	$14,048	$19,343	$14,221
10/31/20	$14,019	$18,829	$14,273
11/30/20	$14,345	$20,890	$14,545
12/31/20	$14,612	$21,693	$14,867
1/31/21	$14,296	$21,474	$14,572
2/28/21	$14,033	$22,066	$14,279
3/31/21	$14,416	$23,033	$14,655
4/30/21	$14,532	$24,262	$14,770
5/31/21	$14,601	$24,431	$14,881
6/30/21	$14,869	$25,002	$15,156
7/31/21	$14,831	$25,596	$15,130
8/31/21	$14,790	$26,374	$15,077
9/30/21	$14,781	$25,147	$15,083
10/31/21	$14,840	$26,909	$15,138
11/30/21	$14,498	$26,723	$14,800
12/31/21	$14,851	$27,920	$15,167
1/31/22	$14,275	$26,475	$14,589
2/28/22	$13,729	$25,683	$13,979
3/31/22	$13,618	$26,636	$13,919
4/30/22	$12,670	$24,314	$12,988
5/31/22	$13,169	$24,358	$13,472
6/30/22	$12,717	$22,348	$12,983
7/31/22	$13,463	$24,408	$13,777
8/31/22	$12,816	$23,413	$13,092
9/30/22	$12,536	$21,256	$12,802
10/31/22	$11,844	$22,977	$12,136
11/30/22	$12,576	$24,261	$12,908
12/31/22	$12,061	$22,864	$12,315
1/31/23	$13,534	$24,300	$13,872
2/28/23	$13,177	$23,707	$13,504
3/31/23	$12,592	$24,578	$12,877
4/30/23	$12,874	$24,961	$13,184
5/31/23	$12,545	$25,070	$12,861
6/30/23	$12,614	$26,726	$12,946
7/31/23	$12,798	$27,585	$13,112
8/31/23	$12,591	$27,146	$12,920
9/30/23	$12,450	$25,852	$12,768
10/31/23	$11,814	$25,308	$12,122
11/30/23	$12,840	$27,619	$13,179
12/31/23	$13,148	$28,874	$13,466
1/31/24	$13,634	$29,359	$13,979
2/29/24	$13,768	$30,927	$14,136
3/31/24	$13,801	$31,922	$14,148
4/30/24	$13,254	$30,619	$13,640
5/31/24	$13,532	$32,138	$13,930
6/30/24	$13,639	$33,292	$13,980

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
PSK	7.62%	0.84%	3.15%
S&P 500 Index	24.56%	15.05%	12.86%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index	7.98%	1.14%	3.47%

Effective May 1, 2021, the Fund’s benchmark index changed from the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Previous Benchmark Index”) to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to 5/1/21 is therefore based on the Fund’s investment strategy to track the Previous Benchmark. The ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index returns are reflective of the Previous Benchmark Index from 6/30/14 until 05/01/2021 and of the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index effective 05/01/2021.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$809,692,978
# of Portfolio Holdings	157
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$3,680,424

What did the Fund invest in?

Top Industry

Industry	% Value of Total Net Assets
Banks	37.0%
Insurance	25.8%
Electric	14.8%
Diversified Financial Services	10.4%
Real Estate Investment Trusts	4.8%
Auto Manufacturers	2.9%
Telecommunications	2.8%
Sovereign	0.3%
Gas	0.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Capital XIII, 11.96%, due 10/30/40	3.7%
AT&T, Inc., 5.35%, due 11/01/66	1.7%
Capital One Financial Corp., 5.00%, due 12/01/24	1.7%
Wells Fargo & Co., 4.75%, due 03/15/25	1.6%
Allstate Corp., 5.10%, due 10/15/24	1.4%
Duke Energy Corp., 5.75%, due 07/29/24	1.4%
Capital One Financial Corp., 4.80%, due 06/01/25	1.3%
Southern Co., 4.95%, due 01/30/80	1.2%
U.S. Bancorp, 6.19%, due 07/29/24	1.2%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%

TSR AR PSK

SPDR FactSet Innovative Technology ETF

XITK

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR FactSet Innovative Technology ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FactSet Innovative Technology ETF	$48	0.45%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by positive earnings growth, Artificial Intelligence and other Technology-centered tailwinds and a resilient economy despite sticky core inflation. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XITK	S&P 500 Index	FactSet Innovative Technology Index
1/13/16	$10,000	$10,000	$10,000
1/31/16	$9,854	$10,269	$9,849
2/29/16	$9,918	$10,266	$9,914
3/31/16	$10,552	$10,981	$10,550
4/30/16	$10,740	$11,041	$10,745
5/31/16	$11,030	$11,234	$11,040
6/30/16	$10,968	$11,260	$10,984
7/31/16	$12,056	$11,689	$12,073
8/31/16	$12,396	$11,704	$12,425
9/30/16	$12,580	$11,713	$12,614
10/31/16	$11,902	$11,485	$11,940
11/30/16	$12,284	$11,937	$12,320
12/31/16	$11,893	$12,162	$11,933
1/31/17	$12,433	$12,406	$12,497
2/28/17	$12,759	$12,886	$12,791
3/31/17	$13,008	$12,894	$13,070
4/30/17	$13,535	$13,031	$13,625
5/31/17	$14,162	$13,198	$14,256
6/30/17	$14,230	$13,290	$14,300
7/31/17	$14,810	$13,553	$14,901
8/31/17	$15,273	$13,595	$15,378
9/30/17	$15,787	$13,885	$15,885
10/31/17	$16,226	$14,203	$16,335
11/30/17	$16,322	$14,643	$16,433
12/31/17	$16,126	$14,804	$16,229
1/31/18	$17,431	$15,604	$17,561
2/28/18	$17,979	$15,040	$18,092
3/31/18	$18,201	$14,696	$18,220
4/30/18	$18,137	$14,771	$18,246
5/31/18	$19,877	$15,147	$19,977
6/30/18	$19,809	$15,225	$19,901
7/31/18	$19,515	$15,750	$19,601
8/31/18	$21,804	$16,295	$21,966
9/30/18	$21,514	$16,368	$21,635
10/31/18	$18,607	$15,219	$18,782
11/30/18	$18,983	$15,522	$19,146
12/31/18	$17,432	$14,104	$17,628
1/31/19	$20,061	$15,313	$20,300
2/28/19	$21,644	$15,847	$21,894
3/31/19	$21,968	$16,126	$22,240
4/30/19	$22,972	$16,792	$23,261
5/31/19	$21,005	$15,730	$21,280
6/30/19	$22,225	$16,847	$22,523
7/31/19	$22,752	$17,103	$23,056
8/31/19	$21,931	$16,789	$22,262
9/30/19	$20,993	$17,081	$21,302
10/31/19	$22,188	$17,453	$22,523
11/30/19	$23,843	$18,118	$24,225
12/31/19	$23,886	$18,639	$24,275
1/31/20	$24,960	$18,658	$25,362
2/29/20	$24,048	$17,122	$24,464
3/31/20	$20,819	$15,007	$21,168
4/30/20	$24,213	$16,931	$24,618
5/31/20	$27,991	$17,737	$28,484
6/30/20	$30,604	$18,090	$31,148
7/31/20	$33,732	$19,110	$34,335
8/31/20	$36,185	$20,484	$36,836
9/30/20	$35,569	$19,706	$36,233
10/31/20	$35,813	$19,182	$36,487
11/30/20	$41,763	$21,281	$42,538
12/31/20	$45,352	$22,099	$46,254
1/31/21	$46,843	$21,876	$47,792
2/28/21	$48,800	$22,480	$49,804
3/31/21	$44,021	$23,464	$44,925
4/30/21	$45,560	$24,716	$46,524
5/31/21	$43,939	$24,889	$44,890
6/30/21	$47,657	$25,470	$48,708
7/31/21	$46,866	$26,075	$47,917
8/31/21	$47,754	$26,868	$48,847
9/30/21	$45,423	$25,618	$46,476
10/31/21	$48,390	$27,413	$49,510
11/30/21	$42,965	$27,223	$43,969
12/31/21	$40,233	$28,443	$41,208
1/31/22	$34,443	$26,971	$35,311
2/28/22	$33,843	$26,164	$34,718
3/31/22	$32,242	$27,135	$33,053
4/30/22	$26,857	$24,769	$27,538
5/31/22	$24,859	$24,814	$25,499
6/30/22	$22,733	$22,766	$23,313
7/31/22	$23,798	$24,865	$24,418
8/31/22	$23,625	$23,851	$24,224
9/30/22	$21,011	$21,655	$21,540
10/31/22	$21,555	$23,408	$22,120
11/30/22	$21,668	$24,716	$22,238
12/31/22	$21,129	$23,292	$21,684
1/31/23	$24,502	$24,755	$25,161
2/28/23	$23,952	$24,151	$24,601
3/31/23	$25,221	$25,038	$25,905
4/30/23	$23,148	$25,429	$23,768
5/31/23	$25,786	$25,539	$26,501
6/30/23	$27,834	$27,227	$28,601
7/31/23	$30,516	$28,102	$31,355
8/31/23	$28,320	$27,654	$29,121
9/30/23	$26,100	$26,336	$26,831
10/31/23	$23,830	$25,782	$24,509
11/30/23	$27,659	$28,136	$28,449
12/31/23	$30,821	$29,415	$31,720
1/31/24	$30,368	$29,909	$31,290
2/29/24	$31,662	$31,506	$32,632
3/31/24	$31,505	$32,520	$32,466
4/30/24	$29,323	$31,192	$30,144
5/31/24	$29,754	$32,740	$30,602
6/30/24	$30,933	$33,916	$31,819

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 1/13/16
XITK	11.15%	6.84%	14.27%
S&P 500 Index	24.56%	15.05%	15.42%
FactSet Innovative Technology Index	11.25%	7.15%	14.66%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$148,033,452
# of Portfolio Holdings	103
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$477,913

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	37.7%
Semiconductors & Semiconductor Equipment	15.5%
IT Services	9.5%
Professional Services	6.4%
Entertainment	5.2%
Electronic Equipment, Instruments & Components	5.0%
Media	4.7%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	2.8%
Financial Services	2.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Super Micro Computer, Inc.	2.8%
NVIDIA Corp.	2.4%
AppLovin Corp., A	2.1%
Camtek Ltd.	1.9%
Impinj, Inc.	1.8%
Toast, Inc., A	1.6%
Daktronics, Inc.	1.5%
HashiCorp, Inc., A	1.5%
Crowdstrike Holdings, Inc., A	1.5%
Spotify Technology SA	1.5%

TSR AR XITK

SPDR MSCI USA Gender Diversity ETF

SHE

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR MSCI USA Gender Diversity ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Gender Diversity ETF	$23	0.20%

How did the Fund perform last year and what affected its performance?

The market environment over the reporting period was largely driven by news about inflation, economic growth and the impact either would have on the Fed and other central banks with regard to interest rate decisions. Alongside this macro story was the prospect of a burgeoning artificial intelligence (A.I.) boom, driving up the values of A.I.-related tech and semiconductor companies. Meta Platforms, NVIDIA Corporation, and Amazon.com traded at record levels and were the top contributors to the Fund’s performance. There was wide dispersion of sector returns. The Index is constructed as a sector neutral Index which helped the Index keep up with the returns of the broader MSCI USA Index over the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SHE	S&P 500 Index	MSCI USA Gender Diversity Select Index
3/7/16	$10,000	$10,000	$10,000
3/31/16	$10,311	$10,303	$10,309
4/30/16	$10,482	$10,359	$10,469
5/31/16	$10,477	$10,540	$10,483
6/30/16	$10,533	$10,564	$10,537
7/31/16	$10,939	$10,967	$10,952
8/31/16	$10,903	$10,981	$10,915
9/30/16	$10,839	$10,990	$10,855
10/31/16	$10,619	$10,775	$10,630
11/30/16	$11,006	$11,200	$11,020
12/31/16	$11,066	$11,411	$11,079
1/31/17	$11,208	$11,640	$11,227
2/28/17	$11,692	$12,090	$11,720
3/31/17	$11,616	$12,098	$11,641
4/30/17	$11,780	$12,226	$11,807
5/31/17	$11,861	$12,382	$11,889
6/30/17	$11,986	$12,469	$12,019
7/31/17	$12,162	$12,716	$12,198
8/31/17	$12,170	$12,755	$12,211
9/30/17	$12,512	$13,027	$12,560
10/31/17	$12,663	$13,325	$12,711
11/30/17	$13,116	$13,738	$13,165
12/31/17	$13,249	$13,889	$13,297
1/31/18	$13,840	$14,640	$13,901
2/28/18	$13,314	$14,111	$13,375
3/31/18	$13,129	$13,788	$13,183
4/30/18	$13,281	$13,858	$13,343
5/31/18	$13,439	$14,212	$13,509
6/30/18	$13,646	$14,284	$13,706
7/31/18	$14,114	$14,777	$14,191
8/31/18	$14,459	$15,288	$14,513
9/30/18	$14,608	$15,356	$14,628
10/31/18	$13,596	$14,279	$13,663
11/30/18	$14,045	$14,563	$14,130
12/31/18	$12,793	$13,233	$12,836
1/31/19	$13,791	$14,367	$13,822
2/28/19	$14,185	$14,867	$14,240
3/31/19	$14,323	$15,129	$14,397
4/30/19	$14,749	$15,754	$14,808
5/31/19	$14,006	$14,758	$14,050
6/30/19	$14,945	$15,806	$15,013
7/31/19	$15,094	$16,047	$15,169
8/31/19	$14,810	$15,752	$14,891
9/30/19	$14,951	$16,026	$15,026
10/31/19	$15,127	$16,375	$15,212
11/30/19	$15,604	$16,999	$15,689
12/31/19	$15,817	$17,487	$15,914
1/31/20	$15,637	$17,505	$15,727
2/29/20	$14,442	$16,064	$14,518
3/31/20	$12,157	$14,080	$12,226
4/30/20	$13,734	$15,885	$13,829
5/31/20	$14,566	$16,642	$14,673
6/30/20	$14,666	$16,973	$14,785
7/31/20	$15,197	$17,930	$15,297
8/31/20	$16,200	$19,218	$16,316
9/30/20	$15,852	$18,488	$15,970
10/31/20	$15,461	$17,996	$15,549
11/30/20	$17,648	$19,966	$17,773
12/31/20	$18,644	$20,734	$18,796
1/31/21	$18,247	$20,525	$18,392
2/28/21	$19,386	$21,091	$19,515
3/31/21	$19,798	$22,014	$19,931
4/30/21	$20,683	$23,189	$20,827
5/31/21	$20,822	$23,351	$20,975
6/30/21	$21,247	$23,896	$21,417
7/31/21	$21,639	$24,464	$21,812
8/31/21	$22,136	$25,208	$22,322
9/30/21	$21,136	$24,035	$21,321
10/31/21	$22,416	$25,719	$22,611
11/30/21	$20,910	$25,541	$21,103
12/31/21	$21,475	$26,686	$21,663
1/31/22	$19,806	$25,305	$20,007
2/28/22	$19,124	$24,547	$19,311
3/31/22	$19,417	$25,459	$19,605
4/30/22	$17,675	$23,239	$17,848
5/31/22	$17,457	$23,281	$17,621
6/30/22	$16,058	$21,360	$16,204
7/31/22	$17,313	$23,329	$17,481
8/31/22	$16,809	$22,378	$16,979
9/30/22	$15,440	$20,317	$15,590
10/31/22	$17,126	$21,962	$17,305
11/30/22	$17,769	$23,189	$17,976
12/31/22	$16,820	$21,853	$17,007
1/31/23	$17,807	$23,226	$18,005
2/28/23	$17,310	$22,659	$17,522
3/31/23	$17,749	$23,491	$17,961
4/30/23	$18,060	$23,858	$18,273
5/31/23	$17,814	$23,962	$18,017
6/30/23	$18,924	$25,545	$19,160
7/31/23	$19,546	$26,365	$19,778
8/31/23	$19,171	$25,946	$19,403
9/30/23	$18,342	$24,709	$18,557
10/31/23	$18,136	$24,189	$18,369
11/30/23	$19,682	$26,398	$19,930
12/31/23	$20,592	$27,597	$20,847
1/31/24	$21,073	$28,061	$21,353
2/29/24	$22,305	$29,560	$22,622
3/31/24	$23,026	$30,511	$23,353
4/30/24	$21,979	$29,265	$22,267
5/31/24	$22,840	$30,718	$23,134
6/30/24	$23,705	$31,821	$24,023

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 3/7/16
SHE	25.14%	9.65%	10.93%
S&P 500 Index	24.56%	15.05%	14.87%
MSCI USA Gender Diversity Select Index	25.38%	9.86%	11.12%

(1) Effective December 8, 2022, the Fund’s benchmark index changed from the SSGA Gender Diversity Index to the MSCI USA Gender Diversity Select Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for the period prior to December 8, 2022.

(2) The MSCI USA Gender Diversity Select Index reflects linked performance returns of both the MSCI USA Gender Diversity Select Index and the SSGA Gender Diversity Index. The index returns are reflective of the SSGA Gender Diversity Index from fund inception until 12/08/2022 and of the MSCI USA Gender Diversity Select Index effective 12/08/2022.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$244,862,441
# of Portfolio Holdings	223
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$439,079

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.4%
Financials	12.4%
Health Care	11.8%
Consumer Discretionary	10.1%
Communication Services	9.4%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.7%
Materials	2.3%
Real Estate	2.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
NVIDIA Corp.	5.7%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.6%
Microsoft Corp.	4.6%
Meta Platforms, Inc.	4.0%
Alphabet, Inc.	3.3%
Accenture PLC, A	3.1%
Eli Lilly & Co.	2.9%
Intuit, Inc.	2.9%
Cisco Systems, Inc.	2.6%

TSR AR SHE

SPDR Bloomberg Emerging Markets USD Bond ETF

EMHC

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets USD Bond ETF	$24	0.23%

How did the Fund perform last year and what affected its performance?

Global disinflation, tightening credit spreads, and loosening monetary policy were the main drivers of fund performance. Real yields in most EM economies remained on an upward trajectory. Investor sentiments towards the end of 2023 were lifted by increasing market expectations of monetary policy convergence between emerging markets and developed markets central banks in 2024. Emerging market debt had a cautious start to 2024, having experienced a strong rally towards the end of 2023. A market narrative built on the possibility of the U.S. Federal Reserve (the “Fed”) maintaining high rates for longer than what had been anticipated weighed on risk sentiments. The geopolitical backdrop remained uncertain, with Israel’s operations in Rafah and elections taking place in India, Mexico, and South Africa. In China, the government relaxed home buying restrictions and reduced down payment ratios to support the prevailing sluggishness of its housing market. Overall EM hard currency treasuries delivered positive returns during the period majorly driven by the spread component.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EMHC	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging USD Bond Core Index
3/31/21	$10,000	$10,000	$10,000
4/30/21	$10,143	$10,271	$10,097
5/31/21	$10,235	$10,367	$10,192
6/30/21	$10,335	$10,276	$10,286
7/31/21	$10,388	$10,413	$10,331
8/31/21	$10,473	$10,369	$10,431
9/30/21	$10,211	$10,185	$10,206
10/31/21	$10,221	$10,161	$10,213
11/30/21	$10,043	$10,131	$10,048
12/31/21	$10,228	$10,117	$10,181
1/31/22	$9,867	$9,909	$9,848
2/28/22	$9,222	$9,792	$9,166
3/31/22	$9,136	$9,493	$8,955
4/30/22	$8,552	$8,973	$8,434
5/31/22	$8,616	$8,998	$8,465
6/30/22	$8,138	$8,709	$7,969
7/31/22	$8,458	$8,894	$8,229
8/31/22	$8,268	$8,543	$8,163
9/30/22	$7,753	$8,104	$7,648
10/31/22	$7,766	$8,049	$7,676
11/30/22	$8,492	$8,427	$8,259
12/31/22	$8,411	$8,473	$8,283
1/31/23	$8,714	$8,751	$8,524
2/28/23	$8,494	$8,460	$8,349
3/31/23	$8,663	$8,728	$8,469
4/30/23	$8,707	$8,766	$8,515
5/31/23	$8,589	$8,595	$8,437
6/30/23	$8,751	$8,594	$8,558
7/31/23	$8,885	$8,654	$8,707
8/31/23	$8,725	$8,535	$8,556
9/30/23	$8,453	$8,286	$8,318
10/31/23	$8,329	$8,187	$8,180
11/30/23	$8,833	$8,600	$8,668
12/31/23	$9,255	$8,957	$9,105
1/31/24	$9,137	$8,834	$8,989
2/29/24	$9,157	$8,723	$9,009
3/31/24	$9,270	$8,771	$9,143
4/30/24	$9,041	$8,549	$8,925
5/31/24	$9,279	$8,661	$9,111
6/30/24	$9,263	$8,673	$9,166

Average Annual Total Returns (%)

Name	1 Year	Since Inception 4/6/21
EMHC	6.72%	(2.29%)
Bloomberg Global Aggregate Bond Index	0.93%	(4.90%)
Bloomberg Emerging USD Bond Core Index	7.10%	(2.66%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$307,523,982
# of Portfolio Holdings	529
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$594,283

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	1.2%
1 to 2 Years	0.8%
2 to 3 Years	5.4%
3 to 5 Years	19.2%
5 to 10 Years	34.3%
10 to 20 Years	13.1%
20 to 30 Years	20.7%
Greater than 30 Years	3.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Republic of Poland Government International Bonds, 5.13%, due 09/18/34	0.7%
Israel Government International Bonds, 5.75%, due 03/12/54	0.6%
Ecopetrol SA, 8.88%, due 01/13/33	0.6%
Israel Government International Bonds, 5.50%, due 03/12/34	0.6%
Israel Government International Bonds, 5.38%, due 03/12/29	0.6%
Bahrain Government International Bonds, 7.00%, due 10/12/28	0.6%
Bahrain Government International Bonds, 5.25%, due 01/25/33	0.6%
Oman Government International Bonds, 6.00%, due 08/01/29	0.6%
Panama Government International Bonds, 6.70%, due 01/26/36	0.5%
Peru Government International Bonds, 3.00%, due 01/15/34	0.5%

TSR AR EMHC

SPDR Bloomberg 3-12 Month T-Bill ETF

BILS

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 3-12 Month T-Bill ETF	$14	0.14%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. However, due to the shorter durations of the bonds in scope for the index, market volatility did not have a large impact on price returns. Twelve-month yields oscillated between 5.40% and 4.65% during the period, resulting in higher returns than we have seen in recent history in the strategy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BILS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-12 Month U.S. Treasury Bill Index
8/31/20	$10,000	$10,000	$10,000
9/30/20	$10,001	$10,392	$10,001
10/31/20	$10,001	$10,346	$10,002
11/30/20	$10,001	$10,447	$10,004
12/31/20	$10,001	$10,462	$10,005
1/31/21	$10,002	$10,386	$10,006
2/28/21	$10,001	$10,237	$10,007
3/31/21	$10,002	$10,109	$10,009
4/30/21	$10,001	$10,189	$10,009
5/31/21	$10,000	$10,222	$10,010
6/30/21	$9,998	$10,294	$10,009
7/31/21	$9,998	$10,409	$10,009
8/31/21	$9,997	$10,389	$10,010
9/30/21	$9,997	$10,299	$10,010
10/31/21	$9,995	$10,296	$10,010
11/30/21	$9,994	$10,327	$10,010
12/31/21	$9,993	$10,300	$10,010
1/31/22	$9,984	$10,078	$10,002
2/28/22	$9,983	$9,966	$10,002
3/31/22	$9,978	$9,689	$9,998
4/30/22	$9,976	$9,321	$9,998
5/31/22	$9,984	$9,381	$10,007
6/30/22	$9,976	$9,234	$9,997
7/31/22	$9,979	$9,460	$10,004
8/31/22	$9,990	$9,193	$10,016
9/30/22	$10,002	$8,795	$10,026
10/31/22	$10,008	$8,681	$10,036
11/30/22	$10,041	$9,001	$10,070
12/31/22	$10,082	$8,960	$10,109
1/31/23	$10,112	$9,236	$10,145
2/28/23	$10,142	$8,997	$10,176
3/31/23	$10,192	$9,226	$10,225
4/30/23	$10,222	$9,281	$10,259
5/31/23	$10,252	$9,180	$10,290
6/30/23	$10,298	$9,148	$10,333
7/31/23	$10,337	$9,141	$10,378
8/31/23	$10,387	$9,083	$10,425
9/30/23	$10,428	$8,852	$10,470
10/31/23	$10,475	$8,712	$10,519
11/30/23	$10,528	$9,107	$10,572
12/31/23	$10,578	$9,456	$10,626
1/31/24	$10,622	$9,430	$10,670
2/29/24	$10,660	$9,296	$10,707
3/31/24	$10,703	$9,382	$10,754
4/30/24	$10,743	$9,145	$10,796
5/31/24	$10,793	$9,300	$10,848
6/30/24	$10,837	$9,388	$10,892

Average Annual Total Returns (%)

Name	1 Year	Since Inception 9/23/20
BILS	5.28%	2.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	(2.69%)
Bloomberg 3-12 Month U.S. Treasury Bill Index	5.42%	2.29%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,837,386,715
# of Portfolio Holdings	26
Total Advisory Fees Paid	$3,704,143

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	107.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.24%, due 10/03/24	6.9%
U.S. Treasury Bills, 5.25%, due 10/31/24	6.9%
U.S. Treasury Bills, 5.16%, due 11/29/24	6.8%
U.S. Treasury Bills, 5.06%, due 12/26/24	6.8%
U.S. Treasury Bills, 5.22%, due 10/10/24	4.2%
U.S. Treasury Bills, 5.26%, due 10/17/24	4.2%
U.S. Treasury Bills, 5.27%, due 10/24/24	4.2%
U.S. Treasury Bills, 5.30%, due 11/21/24	4.2%
U.S. Treasury Bills, 5.30%, due 11/07/24	4.2%
U.S. Treasury Bills, 5.31%, due 11/14/24	4.2%

TSR AR BILS

SPDR Bloomberg 1-3 Month T-Bill ETF

BIL

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-3 Month T-Bill ETF	$14	0.14%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. However, due to the shorter durations of the bonds in scope for the index, market volatility did not have a large impact on price returns. Three-month yields oscillated between 5.50% and 5.33% during the period, resulting in higher returns than we have seen in recent history in the strategy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BIL	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,998	$9,975	$10,000
8/31/14	$9,998	$10,085	$10,000
9/30/14	$9,998	$10,017	$10,001
10/31/14	$9,996	$10,115	$10,001
11/30/14	$9,996	$10,187	$10,001
12/31/14	$9,991	$10,196	$10,001
1/31/15	$9,991	$10,410	$10,001
2/28/15	$9,991	$10,312	$10,001
3/31/15	$9,989	$10,360	$10,001
4/30/15	$9,989	$10,323	$10,001
5/31/15	$9,989	$10,298	$10,001
6/30/15	$9,985	$10,186	$10,001
7/31/15	$9,985	$10,257	$10,001
8/31/15	$9,985	$10,242	$10,002
9/30/15	$9,985	$10,311	$10,002
10/31/15	$9,983	$10,313	$10,002
11/30/15	$9,983	$10,286	$10,002
12/31/15	$9,983	$10,252	$10,004
1/31/16	$9,983	$10,393	$10,004
2/29/16	$9,983	$10,467	$10,006
3/31/16	$9,985	$10,564	$10,010
4/30/16	$9,985	$10,604	$10,012
5/31/16	$9,985	$10,607	$10,013
6/30/16	$9,989	$10,798	$10,016
7/31/16	$9,989	$10,866	$10,018
8/31/16	$9,989	$10,854	$10,020
9/30/16	$9,991	$10,847	$10,023
10/31/16	$9,991	$10,765	$10,025
11/30/16	$9,989	$10,510	$10,027
12/31/16	$9,991	$10,524	$10,030
1/31/17	$9,996	$10,546	$10,034
2/28/17	$9,998	$10,616	$10,038
3/31/17	$10,000	$10,611	$10,040
4/30/17	$10,003	$10,693	$10,046
5/31/17	$10,009	$10,775	$10,052
6/30/17	$10,017	$10,764	$10,060
7/31/17	$10,025	$10,810	$10,068
8/31/17	$10,032	$10,908	$10,077
9/30/17	$10,039	$10,855	$10,086
10/31/17	$10,046	$10,862	$10,095
11/30/17	$10,053	$10,848	$10,103
12/31/17	$10,063	$10,898	$10,112
1/31/18	$10,073	$10,772	$10,123
2/28/18	$10,081	$10,670	$10,132
3/31/18	$10,094	$10,738	$10,145
4/30/18	$10,106	$10,659	$10,159
5/31/18	$10,120	$10,734	$10,175
6/30/18	$10,135	$10,722	$10,190
7/31/18	$10,149	$10,724	$10,206
8/31/18	$10,166	$10,793	$10,222
9/30/18	$10,179	$10,724	$10,239
10/31/18	$10,197	$10,639	$10,257
11/30/18	$10,216	$10,702	$10,276
12/31/18	$10,234	$10,899	$10,296
1/31/19	$10,253	$11,015	$10,317
2/28/19	$10,271	$11,008	$10,336
3/31/19	$10,290	$11,220	$10,357
4/30/19	$10,309	$11,223	$10,377
5/31/19	$10,331	$11,422	$10,399
6/30/19	$10,351	$11,565	$10,421
7/31/19	$10,368	$11,591	$10,440
8/31/19	$10,387	$11,891	$10,459
9/30/19	$10,403	$11,828	$10,477
10/31/19	$10,419	$11,863	$10,496
11/30/19	$10,430	$11,857	$10,508
12/31/19	$10,444	$11,849	$10,523
1/31/20	$10,456	$12,077	$10,537
2/29/20	$10,468	$12,294	$10,551
3/31/20	$10,489	$12,222	$10,573
4/30/20	$10,486	$12,439	$10,573
5/31/20	$10,486	$12,497	$10,574
6/30/20	$10,486	$12,576	$10,575
7/31/20	$10,486	$12,764	$10,576
8/31/20	$10,486	$12,661	$10,577
9/30/20	$10,485	$12,654	$10,578
10/31/20	$10,485	$12,597	$10,579
11/30/20	$10,485	$12,721	$10,580
12/31/20	$10,484	$12,739	$10,580
1/31/21	$10,484	$12,647	$10,581
2/28/21	$10,483	$12,465	$10,582
3/31/21	$10,483	$12,309	$10,582
4/30/21	$10,482	$12,406	$10,582
5/31/21	$10,480	$12,447	$10,583
6/30/21	$10,479	$12,534	$10,582
7/31/21	$10,478	$12,674	$10,583
8/31/21	$10,477	$12,650	$10,583
9/30/21	$10,477	$12,541	$10,584
10/31/21	$10,475	$12,537	$10,584
11/30/21	$10,475	$12,574	$10,584
12/31/21	$10,474	$12,542	$10,585
1/31/22	$10,473	$12,272	$10,585
2/28/22	$10,472	$12,135	$10,586
3/31/22	$10,474	$11,798	$10,588
4/30/22	$10,474	$11,350	$10,590
5/31/22	$10,477	$11,423	$10,596
6/30/22	$10,484	$11,244	$10,601
7/31/22	$10,489	$11,519	$10,610
8/31/22	$10,508	$11,193	$10,630
9/30/22	$10,529	$10,710	$10,651
10/31/22	$10,548	$10,571	$10,674
11/30/22	$10,580	$10,960	$10,708
12/31/22	$10,618	$10,910	$10,746
1/31/23	$10,649	$11,246	$10,782
2/28/23	$10,685	$10,955	$10,820
3/31/23	$10,729	$11,234	$10,863
4/30/23	$10,767	$11,302	$10,905
5/31/23	$10,808	$11,179	$10,949
6/30/23	$10,858	$11,139	$10,996
7/31/23	$10,900	$11,131	$11,044
8/31/23	$10,953	$11,060	$11,095
9/30/23	$10,997	$10,779	$11,144
10/31/23	$11,045	$10,609	$11,195
11/30/23	$11,096	$11,089	$11,245
12/31/23	$11,144	$11,514	$11,298
1/31/24	$11,191	$11,482	$11,347
2/29/24	$11,241	$11,320	$11,395
3/31/24	$11,287	$11,424	$11,447
4/30/24	$11,336	$11,136	$11,497
5/31/24	$11,388	$11,324	$11,553
6/30/24	$11,433	$11,431	$11,601

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
BIL	5.33%	2.01%	1.35%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.50%	2.17%	1.50%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$32,516,469,361
# of Portfolio Holdings	28
Total Advisory Fees Paid	$43,258,120

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	107.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, due 08/08/24	10.9%
U.S. Treasury Bills, due 08/01/24	9.2%
U.S. Treasury Bills, due 09/05/24	7.7%
U.S. Treasury Bills, due 09/12/24	6.5%
U.S. Treasury Bills, due 09/26/24	6.3%
U.S. Treasury Bills, due 08/29/24	6.2%
U.S. Treasury Bills, due 08/22/24	6.0%
U.S. Treasury Bills, due 08/15/24	5.7%
U.S. Treasury Bills, due 08/20/24	5.4%
U.S. Treasury Bills, due 09/19/24	5.4%

TSR AR BIL

SPDR Bloomberg 1-10 Year TIPS ETF

TIPX

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg 1-10 Year TIPS ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-10 Year TIPS ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. Ten-year TIPS yields reached a high of 2.52% in October, dropped to a low of 1.64% in December, and ended the reporting period slightly higher at 2.11%, resulting in positive, albeit muted, returns for the strategy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TIPX	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,946	$9,975	$9,975
8/31/14	$9,959	$10,085	$9,979
9/30/14	$9,790	$10,017	$9,801
10/31/14	$9,801	$10,115	$9,846
11/30/14	$9,811	$10,187	$9,853
12/31/14	$9,662	$10,196	$9,700
1/31/15	$9,914	$10,410	$9,940
2/28/15	$9,813	$10,312	$9,854
3/31/15	$9,778	$10,360	$9,817
4/30/15	$9,848	$10,323	$9,902
5/31/15	$9,793	$10,298	$9,856
6/30/15	$9,747	$10,186	$9,803
7/31/15	$9,747	$10,257	$9,797
8/31/15	$9,747	$10,242	$9,744
9/30/15	$9,671	$10,311	$9,719
10/31/15	$9,677	$10,313	$9,721
11/30/15	$9,651	$10,286	$9,708
12/31/15	$9,723	$10,252	$9,649
1/31/16	$9,718	$10,393	$9,775
2/29/16	$9,840	$10,467	$9,856
3/31/16	$9,966	$10,564	$9,998
4/30/16	$9,956	$10,604	$10,026
5/31/16	$9,905	$10,607	$9,967
6/30/16	$10,108	$10,798	$10,129
7/31/16	$10,093	$10,866	$10,162
8/31/16	$10,026	$10,854	$10,110
9/30/16	$10,109	$10,847	$10,188
10/31/16	$10,089	$10,765	$10,174
11/30/16	$9,941	$10,510	$10,025
12/31/16	$9,941	$10,524	$10,035
1/31/17	$10,043	$10,546	$10,110
2/28/17	$10,063	$10,616	$10,135
3/31/17	$10,063	$10,611	$10,144
4/30/17	$10,097	$10,693	$10,188
5/31/17	$10,094	$10,775	$10,183
6/30/17	$10,019	$10,764	$10,102
7/31/17	$10,072	$10,810	$10,152
8/31/17	$10,145	$10,908	$10,223
9/30/17	$10,086	$10,855	$10,174
10/31/17	$10,101	$10,862	$10,189
11/30/17	$10,088	$10,848	$10,179
12/31/17	$10,143	$10,898	$10,229
1/31/18	$10,067	$10,772	$10,151
2/28/18	$10,025	$10,670	$10,103
3/31/18	$10,090	$10,738	$10,188
4/30/18	$10,072	$10,659	$10,173
5/31/18	$10,117	$10,734	$10,220
6/30/18	$10,150	$10,722	$10,251
7/31/18	$10,109	$10,724	$10,208
8/31/18	$10,171	$10,793	$10,278
9/30/18	$10,113	$10,724	$10,205
10/31/18	$10,028	$10,639	$10,124
11/30/18	$10,058	$10,702	$10,159
12/31/18	$10,100	$10,899	$10,199
1/31/19	$10,226	$11,015	$10,315
2/28/19	$10,215	$11,008	$10,325
3/31/19	$10,360	$11,220	$10,464
4/30/19	$10,396	$11,223	$10,509
5/31/19	$10,512	$11,422	$10,631
6/30/19	$10,614	$11,565	$10,733
7/31/19	$10,638	$11,591	$10,750
8/31/19	$10,764	$11,891	$10,894
9/30/19	$10,690	$11,828	$10,799
10/31/19	$10,705	$11,863	$10,830
11/30/19	$10,705	$11,857	$10,832
12/31/19	$10,780	$11,849	$10,906
1/31/20	$10,928	$12,077	$11,051
2/29/20	$11,000	$12,294	$11,150
3/31/20	$10,800	$12,222	$10,945
4/30/20	$11,029	$12,439	$11,171
5/31/20	$11,122	$12,497	$11,240
6/30/20	$11,230	$12,576	$11,362
7/31/20	$11,398	$12,764	$11,534
8/31/20	$11,545	$12,661	$11,695
9/30/20	$11,501	$12,654	$11,653
10/31/20	$11,455	$12,597	$11,605
11/30/20	$11,541	$12,721	$11,693
12/31/20	$11,691	$12,739	$11,840
1/31/21	$11,759	$12,647	$11,914
2/28/21	$11,669	$12,465	$11,822
3/31/21	$11,681	$12,309	$11,839
4/30/21	$11,835	$12,406	$11,998
5/31/21	$11,933	$12,447	$12,105
6/30/21	$11,946	$12,534	$12,114
7/31/21	$12,227	$12,674	$12,404
8/31/21	$12,203	$12,650	$12,375
9/30/21	$12,150	$12,541	$12,321
10/31/21	$12,239	$12,537	$12,420
11/30/21	$12,271	$12,574	$12,450
12/31/21	$12,330	$12,542	$12,514
1/31/22	$12,173	$12,272	$12,355
2/28/22	$12,299	$12,135	$12,473
3/31/22	$12,107	$11,798	$12,284
4/30/22	$11,977	$11,350	$12,175
5/31/22	$11,978	$11,423	$12,163
6/30/22	$11,683	$11,244	$11,861
7/31/22	$12,107	$11,519	$12,292
8/31/22	$11,824	$11,193	$12,001
9/30/22	$11,224	$10,710	$11,402
10/31/22	$11,357	$10,571	$11,527
11/30/22	$11,495	$10,960	$11,667
12/31/22	$11,392	$10,910	$11,590
1/31/23	$11,565	$11,246	$11,743
2/28/23	$11,435	$10,955	$11,608
3/31/23	$11,744	$11,234	$11,935
4/30/23	$11,767	$11,302	$11,954
5/31/23	$11,629	$11,179	$11,819
6/30/23	$11,575	$11,139	$11,764
7/31/23	$11,626	$11,131	$11,817
8/31/23	$11,582	$11,060	$11,770
9/30/23	$11,468	$10,779	$11,659
10/31/23	$11,458	$10,609	$11,648
11/30/23	$11,672	$11,089	$11,861
12/31/23	$11,897	$11,514	$12,098
1/31/24	$11,948	$11,482	$12,144
2/29/24	$11,845	$11,320	$12,040
3/31/24	$11,919	$11,424	$12,134
4/30/24	$11,813	$11,136	$12,019
5/31/24	$11,971	$11,324	$12,185
6/30/24	$12,064	$11,431	$12,274

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
TIPX	4.27%	2.59%	1.93%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index	4.33%	2.72%	2.07%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,378,197,564
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,010,459

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	16.8%
2 to 3 Years	13.8%
3 to 5 Years	33.6%
5 to 10 Years	35.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/26	4.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.88%, due 01/15/29	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.25%, due 07/15/29	3.4%

TSR AR TIPX

SPDR Bloomberg Convertible Securities ETF

CWB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Convertible Securities ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Convertible Securities ETF	$41	0.40%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did credit spreads. Equity indices saw large gains throughout the reporting period, with the S&P500 Index increasing over 22%, contributing to positive absolute returns for the convertible bond index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	CWB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Convertible Liquid Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,856	$9,975	$9,872
8/31/14	$10,175	$10,085	$10,165
9/30/14	$9,892	$10,017	$9,874
10/31/14	$9,945	$10,115	$9,957
11/30/14	$10,073	$10,187	$10,073
12/31/14	$9,874	$10,196	$9,879
1/31/15	$9,747	$10,410	$9,786
2/28/15	$10,109	$10,312	$10,153
3/31/15	$10,102	$10,360	$10,106
4/30/15	$10,251	$10,323	$10,228
5/31/15	$10,445	$10,298	$10,482
6/30/15	$10,110	$10,186	$10,173
7/31/15	$10,080	$10,257	$10,147
8/31/15	$9,809	$10,242	$9,838
9/30/15	$9,580	$10,311	$9,640
10/31/15	$9,999	$10,313	$10,041
11/30/15	$9,940	$10,286	$9,988
12/31/15	$9,806	$10,252	$9,853
1/31/16	$9,300	$10,393	$9,370
2/29/16	$9,373	$10,467	$9,424
3/31/16	$9,874	$10,564	$9,894
4/30/16	$9,953	$10,604	$9,997
5/31/16	$10,039	$10,607	$10,105
6/30/16	$10,093	$10,798	$10,141
7/31/16	$10,534	$10,866	$10,584
8/31/16	$10,661	$10,854	$10,715
9/30/16	$10,784	$10,847	$10,862
10/31/16	$10,662	$10,765	$10,745
11/30/16	$10,715	$10,510	$10,760
12/31/16	$10,856	$10,524	$10,910
1/31/17	$11,160	$10,546	$11,251
2/28/17	$11,396	$10,616	$11,466
3/31/17	$11,490	$10,611	$11,573
4/30/17	$11,686	$10,693	$11,787
5/31/17	$11,792	$10,775	$11,901
6/30/17	$11,951	$10,764	$12,054
7/31/17	$12,302	$10,810	$12,440
8/31/17	$12,343	$10,908	$12,492
9/30/17	$12,399	$10,855	$12,557
10/31/17	$12,604	$10,862	$12,815
11/30/17	$12,599	$10,848	$12,796
12/31/17	$12,560	$10,898	$12,798
1/31/18	$13,187	$10,772	$13,425
2/28/18	$12,866	$10,670	$13,121
3/31/18	$12,874	$10,738	$13,098
4/30/18	$12,851	$10,659	$13,098
5/31/18	$13,326	$10,734	$13,583
6/30/18	$13,291	$10,722	$13,567
7/31/18	$13,356	$10,724	$13,614
8/31/18	$13,681	$10,793	$13,929
9/30/18	$13,595	$10,724	$13,851
10/31/18	$12,699	$10,639	$12,994
11/30/18	$13,015	$10,702	$13,291
12/31/18	$12,316	$10,899	$12,568
1/31/19	$13,294	$11,015	$13,571
2/28/19	$13,770	$11,008	$14,101
3/31/19	$13,794	$11,220	$14,091
4/30/19	$14,149	$11,223	$14,484
5/31/19	$13,418	$11,422	$13,756
6/30/19	$14,043	$11,565	$14,388
7/31/19	$14,256	$11,591	$14,594
8/31/19	$14,042	$11,891	$14,381
9/30/19	$13,997	$11,828	$14,298
10/31/19	$14,227	$11,863	$14,582
11/30/19	$14,624	$11,857	$14,985
12/31/19	$15,052	$11,849	$15,431
1/31/20	$15,551	$12,077	$15,949
2/29/20	$15,038	$12,294	$15,461
3/31/20	$13,023	$12,222	$13,426
4/30/20	$14,503	$12,439	$14,921
5/31/20	$15,554	$12,497	$15,999
6/30/20	$16,550	$12,576	$16,979
7/31/20	$17,785	$12,764	$18,335
8/31/20	$19,424	$12,661	$20,086
9/30/20	$18,948	$12,654	$19,548
10/31/20	$18,915	$12,597	$19,556
11/30/20	$21,554	$12,721	$22,255
12/31/20	$23,076	$12,739	$23,834
1/31/21	$23,567	$12,647	$24,446
2/28/21	$24,270	$12,465	$25,175
3/31/21	$23,293	$12,309	$24,182
4/30/21	$23,894	$12,406	$24,895
5/31/21	$23,630	$12,447	$24,565
6/30/21	$24,366	$12,534	$25,317
7/31/21	$24,075	$12,674	$25,049
8/31/21	$24,536	$12,650	$25,519
9/30/21	$24,041	$12,541	$24,979
10/31/21	$24,817	$12,537	$25,795
11/30/21	$23,696	$12,574	$24,664
12/31/21	$23,588	$12,542	$24,566
1/31/22	$21,844	$12,272	$22,828
2/28/22	$21,763	$12,135	$22,744
3/31/22	$22,015	$11,798	$22,925
4/30/22	$20,271	$11,350	$21,258
5/31/22	$19,671	$11,423	$20,523
6/30/22	$18,501	$11,244	$19,342
7/31/22	$19,474	$11,519	$20,329
8/31/22	$19,529	$11,193	$20,439
9/30/22	$18,195	$10,710	$19,204
10/31/22	$18,763	$10,571	$19,732
11/30/22	$19,223	$10,960	$20,158
12/31/22	$18,702	$10,910	$19,639
1/31/23	$19,832	$11,246	$20,818
2/28/23	$19,472	$10,955	$20,499
3/31/23	$19,553	$11,234	$20,544
4/30/23	$19,273	$11,302	$20,271
5/31/23	$19,538	$11,179	$20,451
6/30/23	$20,523	$11,139	$21,539
7/31/23	$21,095	$11,131	$22,129
8/31/23	$20,469	$11,060	$21,533
9/30/23	$19,932	$10,779	$21,006
10/31/23	$19,118	$10,609	$20,177
11/30/23	$20,164	$11,089	$21,250
12/31/23	$21,402	$11,514	$22,514
1/31/24	$21,130	$11,482	$22,224
2/29/24	$21,294	$11,320	$22,429
3/31/24	$21,742	$11,424	$22,854
4/30/24	$20,927	$11,136	$22,048
5/31/24	$21,390	$11,324	$22,491
6/30/24	$21,538	$11,431	$22,717

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
CWB	5.32%	8.98%	8.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Convertible Liquid Bond Index	5.45%	9.56%	8.55%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,424,580,271
# of Portfolio Holdings	299
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$15,413,536

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Communications	21.6%
Technology	20.8%
Consumer, Non-Cyclical	16.6%
Consumer, Cyclical	12.4%
Utilities	9.8%
Financial Services	9.5%
Industrial	4.5%
Energy	2.1%
Materials	0.9%
Basic Materials	0.7%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.0%
Wells Fargo & Co., A, 7.50%, due 12/31/49	1.9%
Royal Caribbean Cruises Ltd., 6.00%, due 08/15/25	1.6%
Bank of America Corp., 7.25%, due 12/31/49	1.5%
Palo Alto Networks, Inc., 0.38%, due 06/01/25	1.5%
Western Digital Corp., 3.00%, due 11/15/28	1.1%
Ford Motor Co., due 03/15/26	1.0%
PG&E Corp., 4.25%, due 12/01/27	0.9%
Uber Technologies, Inc., 0.88%, due 12/01/28	0.9%
Albemarle Corp., 7.25%, due 03/01/27	0.9%

TSR AR CWB

SPDR Nuveen Bloomberg Municipal Bond ETF

TFI

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Nuveen Bloomberg Municipal Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Municipal Bond ETF	$23	0.23%

How did the Fund perform last year and what affected its performance?

The reporting period has been a period of shifting markets, as interest rates expectations moved drastically during this time period. We saw a large sell off to start the reporting period, before a significant rally to end the calendar year. 2024 saw a slight sell off throughout the first half of 2024. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Curve exposure hurt performance slightly, as bonds with durations between 2 and 8 years hurt performance. Exposure to long bonds offset some of this. Exposure to transportation, electric and water and sewer bonds hurt performance. Special tax and Local general obligation exposure aided. Residual impacts were slightly positive to performance.

Top contributors include New York City general obligation, New York State Thruway and University of California bonds. Bonds purchased in the fall also aided performance as markets rallied after bottoming. Largest Detractors were Pflugerville Independent School District, Nashville General Obligation and Wisconsin Transit bonds.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TFI	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal Managed Money 1-25 Years Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,037	$9,975	$10,026
8/31/14	$10,176	$10,085	$10,173
9/30/14	$10,183	$10,017	$10,166
10/31/14	$10,238	$10,115	$10,241
11/30/14	$10,249	$10,187	$10,248
12/31/14	$10,336	$10,196	$10,309
1/31/15	$10,545	$10,410	$10,533
2/28/15	$10,386	$10,312	$10,372
3/31/15	$10,399	$10,360	$10,412
4/30/15	$10,333	$10,323	$10,331
5/31/15	$10,263	$10,298	$10,300
6/30/15	$10,248	$10,186	$10,283
7/31/15	$10,373	$10,257	$10,382
8/31/15	$10,363	$10,242	$10,411
9/30/15	$10,474	$10,311	$10,503
10/31/15	$10,520	$10,313	$10,542
11/30/15	$10,558	$10,286	$10,597
12/31/15	$10,682	$10,252	$10,691
1/31/16	$10,805	$10,393	$10,848
2/29/16	$10,825	$10,467	$10,857
3/31/16	$10,852	$10,564	$10,897
4/30/16	$10,964	$10,604	$10,994
5/31/16	$10,973	$10,607	$11,019
6/30/16	$11,191	$10,798	$11,229
7/31/16	$11,188	$10,866	$11,227
8/31/16	$11,210	$10,854	$11,235
9/30/16	$11,137	$10,847	$11,170
10/31/16	$11,012	$10,765	$11,020
11/30/16	$10,540	$10,510	$10,528
12/31/16	$10,646	$10,524	$10,692
1/31/17	$10,698	$10,546	$10,756
2/28/17	$10,753	$10,616	$10,826
3/31/17	$10,787	$10,611	$10,852
4/30/17	$10,875	$10,693	$10,947
5/31/17	$11,077	$10,775	$11,153
6/30/17	$11,019	$10,764	$11,104
7/31/17	$11,122	$10,810	$11,202
8/31/17	$11,206	$10,908	$11,283
9/30/17	$11,126	$10,855	$11,209
10/31/17	$11,156	$10,862	$11,241
11/30/17	$11,092	$10,848	$11,174
12/31/17	$11,225	$10,898	$11,320
1/31/18	$11,054	$10,772	$11,139
2/28/18	$10,979	$10,670	$11,091
3/31/18	$11,044	$10,738	$11,144
4/30/18	$10,984	$10,659	$11,094
5/31/18	$11,115	$10,734	$11,237
6/30/18	$11,100	$10,722	$11,237
7/31/18	$11,122	$10,724	$11,257
8/31/18	$11,151	$10,793	$11,284
9/30/18	$11,051	$10,724	$11,197
10/31/18	$10,957	$10,639	$11,114
11/30/18	$11,112	$10,702	$11,263
12/31/18	$11,287	$10,899	$11,421
1/31/19	$11,349	$11,015	$11,524
2/28/19	$11,408	$11,008	$11,590
3/31/19	$11,601	$11,220	$11,784
4/30/19	$11,663	$11,223	$11,823
5/31/19	$11,839	$11,422	$11,994
6/30/19	$11,866	$11,565	$12,036
7/31/19	$11,982	$11,591	$12,148
8/31/19	$12,189	$11,891	$12,351
9/30/19	$12,069	$11,828	$12,226
10/31/19	$12,087	$11,863	$12,246
11/30/19	$12,087	$11,857	$12,275
12/31/19	$12,132	$11,849	$12,315
1/31/20	$12,380	$12,077	$12,561
2/29/20	$12,468	$12,294	$12,726
3/31/20	$12,026	$12,222	$12,352
4/30/20	$11,950	$12,439	$12,233
5/31/20	$12,493	$12,497	$12,698
6/30/20	$12,487	$12,576	$12,728
7/31/20	$12,687	$12,764	$12,943
8/31/20	$12,618	$12,661	$12,849
9/30/20	$12,613	$12,654	$12,853
10/31/20	$12,553	$12,597	$12,798
11/30/20	$12,770	$12,721	$13,010
12/31/20	$12,834	$12,739	$13,064
1/31/21	$12,856	$12,647	$13,119
2/28/21	$12,618	$12,465	$12,851
3/31/21	$12,673	$12,309	$12,934
4/30/21	$12,781	$12,406	$13,051
5/31/21	$12,809	$12,447	$13,083
6/30/21	$12,841	$12,534	$13,104
7/31/21	$12,920	$12,674	$13,229
8/31/21	$12,878	$12,650	$13,171
9/30/21	$12,762	$12,541	$13,052
10/31/21	$12,749	$12,537	$13,011
11/30/21	$12,848	$12,574	$13,143
12/31/21	$12,868	$12,542	$13,167
1/31/22	$12,494	$12,272	$12,747
2/28/22	$12,397	$12,135	$12,709
3/31/22	$11,940	$11,798	$12,239
4/30/22	$11,523	$11,350	$11,854
5/31/22	$11,731	$11,423	$12,069
6/30/22	$11,487	$11,244	$11,857
7/31/22	$11,833	$11,519	$12,215
8/31/22	$11,472	$11,193	$11,913
9/30/22	$11,063	$10,710	$11,427
10/31/22	$10,988	$10,571	$11,362
11/30/22	$11,595	$10,960	$11,941
12/31/22	$11,553	$10,910	$11,983
1/31/23	$11,928	$11,246	$12,358
2/28/23	$11,580	$10,955	$12,032
3/31/23	$11,892	$11,234	$12,342
4/30/23	$11,847	$11,302	$12,298
5/31/23	$11,711	$11,179	$12,150
6/30/23	$11,815	$11,139	$12,272
7/31/23	$11,813	$11,131	$12,313
8/31/23	$11,631	$11,060	$12,095
9/30/23	$11,257	$10,779	$11,680
10/31/23	$11,129	$10,609	$11,589
11/30/23	$11,866	$11,089	$12,421
12/31/23	$12,223	$11,514	$12,754
1/31/24	$12,173	$11,482	$12,665
2/29/24	$12,173	$11,320	$12,668
3/31/24	$12,128	$11,424	$12,642
4/30/24	$11,943	$11,136	$12,449
5/31/24	$11,869	$11,324	$12,367
6/30/24	$12,032	$11,431	$12,577

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
TFI	2.19%	0.30%	1.89%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Municipal Managed Money 1-25 Years Index	2.48%	0.88%	2.32%

(1) Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Municipal Managed Money Index to the Bloomberg Municipal Managed 1-25 Years Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 2, 2019.

(2) The index returns are reflective of the Bloomberg Municipal Managed Money Index from fund June 30, 2014 until January 2, 2019 and of the Bloomberg Municipal Managed Money 1-25 Years Index effective January 2, 2019.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,531,267,658
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$8,277,688

What did the Fund invest in?

Top Ten States (%)

State	% Value of Total Net Assets
New York	21.0%
California	18.8%
Texas	12.8%
Washington	4.9%
Massachusetts	3.8%
Florida	2.6%
Maryland	2.5%
Connecticut	2.4%
Ohio	2.3%
Virginia	2.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
University of California, 5.00%, due 05/15/29	0.9%
New York City Municipal Water Finance Authority, 5.00%, due 06/15/35	0.6%
City of New York, 5.25%, due 04/01/44	0.6%
City of New York, 5.00%, due 08/01/29	0.5%
City of New York, 5.00%, due 08/01/31	0.5%
University of California, 5.00%, due 05/15/43	0.5%
City of New York, 5.00%, due 08/01/30	0.5%
Salt River Project Agricultural Improvement & Power District, 5.00%, due 01/01/31	0.5%
State of Washington, 5.00%, due 08/01/44	0.5%
State of California, 4.00%, due 03/01/36	0.5%

TSR AR TFI

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

SHM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	$20	0.20%

How did the Fund perform last year and what affected its performance?

The reporting period has been a period of shifting markets, as interest rates expectations moved drastically during this time period. We saw a large sell off to start the reporting period, before a significant rally to end the calendar year. 2024 saw a slight sell off throughout the first half of 2024. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

The fund’s duration positioning was in line with the benchmark, though exposure in 2 to 4 year duration bonds maturing in 4 to 6 years hurt performance. Exposure in transportation bonds hurt performance, whereas exposure to special tax, water and sewer, education and leasing bonds all aided performance.

Residual impacts on the portfolio were slightly beneficial to performance. Top contributors to performance included New York City Water, Yale University and Chino Basin Inland Empire Utility. The largest detractors from performance include University of California General Obligation, California Various Purpose and Massachusetts General Obligation bonds.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SHM	Bloomberg U.S. Aggregate Bond Index	Bloomberg Managed Money Municipal Short Term Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,033	$9,975	$10,011
8/31/14	$10,069	$10,085	$10,045
9/30/14	$10,051	$10,017	$10,037
10/31/14	$10,064	$10,115	$10,049
11/30/14	$10,071	$10,187	$10,054
12/31/14	$10,028	$10,196	$10,017
1/31/15	$10,115	$10,410	$10,104
2/28/15	$10,080	$10,312	$10,070
3/31/15	$10,061	$10,360	$10,065
4/30/15	$10,035	$10,323	$10,059
5/31/15	$10,030	$10,298	$10,043
6/30/15	$10,066	$10,186	$10,068
7/31/15	$10,099	$10,257	$10,106
8/31/15	$10,111	$10,242	$10,115
9/30/15	$10,127	$10,311	$10,149
10/31/15	$10,168	$10,313	$10,181
11/30/15	$10,147	$10,286	$10,157
12/31/15	$10,159	$10,252	$10,154
1/31/16	$10,200	$10,393	$10,231
2/29/16	$10,233	$10,467	$10,266
3/31/16	$10,200	$10,564	$10,231
4/30/16	$10,227	$10,604	$10,262
5/31/16	$10,221	$10,607	$10,246
6/30/16	$10,276	$10,798	$10,305
7/31/16	$10,306	$10,866	$10,336
8/31/16	$10,303	$10,854	$10,375
9/30/16	$10,252	$10,847	$10,323
10/31/16	$10,227	$10,765	$10,304
11/30/16	$10,039	$10,510	$10,135
12/31/16	$10,094	$10,524	$10,173
1/31/17	$10,166	$10,546	$10,256
2/28/17	$10,212	$10,616	$10,314
3/31/17	$10,218	$10,611	$10,310
4/30/17	$10,252	$10,693	$10,350
5/31/17	$10,312	$10,775	$10,412
6/30/17	$10,260	$10,764	$10,377
7/31/17	$10,323	$10,810	$10,429
8/31/17	$10,365	$10,908	$10,377
9/30/17	$10,308	$10,855	$10,416
10/31/17	$10,297	$10,862	$10,410
11/30/17	$10,184	$10,848	$10,305
12/31/17	$10,198	$10,898	$10,332
1/31/18	$10,219	$10,772	$10,340
2/28/18	$10,221	$10,670	$10,337
3/31/18	$10,200	$10,738	$10,326
4/30/18	$10,164	$10,659	$10,293
5/31/18	$10,225	$10,734	$10,358
6/30/18	$10,259	$10,722	$10,396
7/31/18	$10,286	$10,724	$10,427
8/31/18	$10,281	$10,793	$10,420
9/30/18	$10,232	$10,724	$10,375
10/31/18	$10,211	$10,639	$10,364
11/30/18	$10,272	$10,702	$10,426
12/31/18	$10,367	$10,899	$10,501
1/31/19	$10,401	$11,015	$10,567
2/28/19	$10,440	$11,008	$10,599
3/31/19	$10,480	$11,220	$10,645
4/30/19	$10,487	$11,223	$10,642
5/31/19	$10,564	$11,422	$10,717
6/30/19	$10,603	$11,565	$10,764
7/31/19	$10,676	$11,591	$10,831
8/31/19	$10,690	$11,891	$10,857
9/30/19	$10,654	$11,828	$10,793
10/31/19	$10,685	$11,863	$10,843
11/30/19	$10,698	$11,857	$10,865
12/31/19	$10,731	$11,849	$10,887
1/31/20	$10,800	$12,077	$10,967
2/29/20	$10,817	$12,294	$11,001
3/31/20	$10,698	$12,222	$10,879
4/30/20	$10,731	$12,439	$10,899
5/31/20	$10,967	$12,497	$11,142
6/30/20	$10,949	$12,576	$11,134
7/31/20	$11,009	$12,764	$11,196
8/31/20	$10,991	$12,661	$11,185
9/30/20	$10,992	$12,654	$11,199
10/31/20	$10,957	$12,597	$11,176
11/30/20	$11,003	$12,721	$11,207
12/31/20	$11,013	$12,739	$11,219
1/31/21	$11,032	$12,647	$11,234
2/28/21	$10,964	$12,465	$11,169
3/31/21	$10,980	$12,309	$11,197
4/30/21	$11,008	$12,406	$11,225
5/31/21	$11,003	$12,447	$11,224
6/30/21	$11,003	$12,534	$11,176
7/31/21	$11,038	$12,674	$11,222
8/31/21	$11,023	$12,650	$11,216
9/30/21	$10,989	$12,541	$11,184
10/31/21	$10,973	$12,537	$11,164
11/30/21	$10,975	$12,574	$11,172
12/31/21	$10,979	$12,542	$11,178
1/31/22	$10,771	$12,272	$10,978
2/28/22	$10,742	$12,135	$10,945
3/31/22	$10,570	$11,798	$10,754
4/30/22	$10,442	$11,350	$10,637
5/31/22	$10,575	$11,423	$10,775
6/30/22	$10,573	$11,244	$10,765
7/31/22	$10,696	$11,519	$10,904
8/31/22	$10,527	$11,193	$10,747
9/30/22	$10,331	$10,710	$10,533
10/31/22	$10,328	$10,571	$10,531
11/30/22	$10,537	$10,960	$10,751
12/31/22	$10,558	$10,910	$10,773
1/31/23	$10,715	$11,246	$10,936
2/28/23	$10,496	$10,955	$10,752
3/31/23	$10,686	$11,234	$10,929
4/30/23	$10,616	$11,302	$10,865
5/31/23	$10,545	$11,179	$10,785
6/30/23	$10,607	$11,139	$10,853
7/31/23	$10,606	$11,131	$10,876
8/31/23	$10,599	$11,060	$10,838
9/30/23	$10,474	$10,779	$10,709
10/31/23	$10,470	$10,609	$10,719
11/30/23	$10,754	$11,089	$11,021
12/31/23	$10,881	$11,514	$11,140
1/31/24	$10,841	$11,482	$11,104
2/29/24	$10,852	$11,320	$11,112
3/31/24	$10,816	$11,424	$11,081
4/30/24	$10,757	$11,136	$11,023
5/31/24	$10,721	$11,324	$10,996
6/30/24	$10,801	$11,431	$11,091

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SHM	1.97%	0.39%	0.77%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Managed Money Municipal Short Term Index	2.18%	0.68%	1.04%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,784,936,985
# of Portfolio Holdings	794
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$7,796,194

What did the Fund invest in?

Top Ten States (%)

State	% Value of Total Net Assets
California	21.1%
New York	17.6%
Texas	10.8%
Washington	4.8%
Connecticut	3.7%
Maryland	3.4%
Massachusetts	3.0%
Virginia	2.8%
Florida	2.3%
Georgia	2.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State of California, 5.00%, due 09/01/28	1.3%
State of California, 5.00%, due 10/01/27	1.2%
New York City Municipal Water Finance Authority, 5.00%, due 06/15/26	1.1%
City of New York, 5.00%, due 08/01/27	1.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/27	0.8%
Triborough Bridge & Tunnel Authority, 4.00%, due 05/15/27	0.7%
University of California, 5.00%, due 05/15/28	0.7%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.7%
Chino Basin Regional Financing Authority, 4.00%, due 11/01/25	0.6%
Los Angeles Unified School District, 5.00%, due 07/01/26	0.6%

TSR AR SHM

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF

HYMB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	$36	0.35%

How did the Fund perform last year and what affected its performance?

The reporting period has been a period of shifting markets, as interest rates expectations moved drastically during this time period. We saw a large sell off to start the reporting period, before a significant rally to end the calendar year. 2024 saw a slight sell off throughout the first half of 2024. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Exposure to bonds with durations less than 2 years hurt performance, however in 2 to 8 years it aided performance, as did bonds with durations greater than 10 years. Exposure to unrated bonds and bonds rated double-A, single-A and triple-B hurt performance, whereas exposure in bonds rated double-B and single-B aided performance.

Residual impacts were a detractor from performance. Largest contributors include Puerto Rico Sales Tax, Florida Brightline and New Hope Sanctuary Long Term care. Largest detractors include Fulcrum Sierra, Illinoi Christian Homes and Sumter County IDA Enviva Project.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HYMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal Yield Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,923	$9,975	$10,055
8/31/14	$10,118	$10,085	$10,309
9/30/14	$10,212	$10,017	$10,358
10/31/14	$10,276	$10,115	$10,370
11/30/14	$10,363	$10,187	$10,438
12/31/14	$10,493	$10,196	$10,511
1/31/15	$10,745	$10,410	$10,691
2/28/15	$10,592	$10,312	$10,637
3/31/15	$10,567	$10,360	$10,642
4/30/15	$10,559	$10,323	$10,597
5/31/15	$10,567	$10,298	$10,633
6/30/15	$10,306	$10,186	$10,466
7/31/15	$10,387	$10,257	$10,514
8/31/15	$10,472	$10,242	$10,565
9/30/15	$10,639	$10,311	$10,711
10/31/15	$10,744	$10,313	$10,801
11/30/15	$10,760	$10,286	$10,853
12/31/15	$10,896	$10,252	$10,928
1/31/16	$10,909	$10,393	$11,002
2/29/16	$10,978	$10,467	$11,069
3/31/16	$11,084	$10,564	$11,177
4/30/16	$11,242	$10,604	$11,268
5/31/16	$11,337	$10,607	$11,382
6/30/16	$11,616	$10,798	$11,674
7/31/16	$11,626	$10,866	$11,716
8/31/16	$11,645	$10,854	$11,778
9/30/16	$11,637	$10,847	$11,801
10/31/16	$11,499	$10,765	$11,702
11/30/16	$10,740	$10,510	$11,217
12/31/16	$11,121	$10,524	$11,277
1/31/17	$11,157	$10,546	$11,388
2/28/17	$11,315	$10,616	$11,562
3/31/17	$11,315	$10,611	$11,594
4/30/17	$11,403	$10,693	$11,717
5/31/17	$11,535	$10,775	$11,841
6/30/17	$11,476	$10,764	$11,833
7/31/17	$11,574	$10,810	$11,906
8/31/17	$11,705	$10,908	$12,023
9/30/17	$11,588	$10,855	$11,918
10/31/17	$11,363	$10,862	$11,910
11/30/17	$11,385	$10,848	$11,942
12/31/17	$11,480	$10,898	$12,068
1/31/18	$11,459	$10,772	$12,039
2/28/18	$11,445	$10,670	$12,022
3/31/18	$11,583	$10,738	$12,150
4/30/18	$11,614	$10,659	$12,186
5/31/18	$11,781	$10,734	$12,379
6/30/18	$11,835	$10,722	$12,450
7/31/18	$11,887	$10,724	$12,517
8/31/18	$11,967	$10,793	$12,609
9/30/18	$11,912	$10,724	$12,548
10/31/18	$11,817	$10,639	$12,396
11/30/18	$11,843	$10,702	$12,440
12/31/18	$12,040	$10,899	$12,564
1/31/19	$11,985	$11,015	$12,636
2/28/19	$12,140	$11,008	$12,753
3/31/19	$12,414	$11,220	$13,054
4/30/19	$12,483	$11,223	$13,124
5/31/19	$12,693	$11,422	$13,347
6/30/19	$12,754	$11,565	$13,427
7/31/19	$12,833	$11,591	$13,524
8/31/19	$13,094	$11,891	$13,823
9/30/19	$13,085	$11,828	$13,791
10/31/19	$13,077	$11,863	$13,817
11/30/19	$13,133	$11,857	$13,869
12/31/19	$13,179	$11,849	$13,916
1/31/20	$13,477	$12,077	$14,246
2/29/20	$13,621	$12,294	$14,534
3/31/20	$12,322	$12,222	$13,097
4/30/20	$11,920	$12,439	$12,674
5/31/20	$12,312	$12,497	$13,153
6/30/20	$12,782	$12,576	$13,623
7/31/20	$13,043	$12,764	$13,997
8/31/20	$13,022	$12,661	$14,017
9/30/20	$13,017	$12,654	$14,023
10/31/20	$12,987	$12,597	$14,031
11/30/20	$13,370	$12,721	$14,348
12/31/20	$13,658	$12,739	$14,597
1/31/21	$13,884	$12,647	$14,875
2/28/21	$13,647	$12,465	$14,703
3/31/21	$13,828	$12,309	$14,851
4/30/21	$13,967	$12,406	$15,054
5/31/21	$14,142	$12,447	$15,201
6/30/21	$14,280	$12,534	$15,363
7/31/21	$14,368	$12,674	$15,543
8/31/21	$14,337	$12,650	$15,509
9/30/21	$14,191	$12,541	$15,403
10/31/21	$14,134	$12,537	$15,337
11/30/21	$14,266	$12,574	$15,526
12/31/21	$14,364	$12,542	$15,563
1/31/22	$13,859	$12,272	$15,124
2/28/22	$13,811	$12,135	$15,074
3/31/22	$13,236	$11,798	$14,532
4/30/22	$12,759	$11,350	$14,040
5/31/22	$12,870	$11,423	$14,192
6/30/22	$12,457	$11,244	$13,783
7/31/22	$12,904	$11,519	$14,271
8/31/22	$12,538	$11,193	$13,949
9/30/22	$11,730	$10,710	$13,157
10/31/22	$11,498	$10,571	$12,907
11/30/22	$12,293	$10,960	$13,641
12/31/22	$12,154	$10,910	$13,632
1/31/23	$12,678	$11,246	$14,201
2/28/23	$12,264	$10,955	$13,788
3/31/23	$12,457	$11,234	$14,036
4/30/23	$12,496	$11,302	$14,088
5/31/23	$12,433	$11,179	$13,990
6/30/23	$12,616	$11,139	$14,221
7/31/23	$12,652	$11,131	$14,318
8/31/23	$12,514	$11,060	$14,095
9/30/23	$12,108	$10,779	$13,618
10/31/23	$11,834	$10,609	$13,413
11/30/23	$12,678	$11,089	$14,440
12/31/23	$13,096	$11,514	$14,855
1/31/24	$13,187	$11,482	$14,786
2/29/24	$13,251	$11,320	$14,882
3/31/24	$13,363	$11,424	$15,031
4/30/24	$13,141	$11,136	$14,907
5/31/24	$13,224	$11,324	$14,989
6/30/24	$13,382	$11,431	$15,326

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
HYMB	6.88%	1.12%	3.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Municipal Yield Index	7.78%	2.68%	4.36%

(1) The Bloomberg Municipal Yield Index reflects linked performance returns of both the Bloomberg Municipal Yield Index and S&P Municipal Yield Index. The index returns are reflective of the S&P Municipal Yield Index from June 30, 2014 until October 1, 2019 and of the Bloomberg Municipal Yield Index effective October 1, 2019.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,682,627,660
# of Portfolio Holdings	1,874
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$8,009,829

What did the Fund invest in?

Top Ten States (%)

State	% Value of Total Net Assets
Puerto Rico	11.5%
California	11.2%
New York	9.1%
Illinois	6.7%
Florida	5.9%
Ohio	4.9%
Texas	4.6%
Wisconsin	3.6%
Colorado	3.5%
Pennsylvania	4.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 07/01/58	2.0%
Buckeye Tobacco Settlement Financing Authority, 2, 5.00%, due 06/01/55	1.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, due 07/01/58	1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, due 07/01/53	0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, due 07/01/40	0.8%
Commonwealth of Puerto Rico, 4.00%, due 07/01/41	0.8%
Commonwealth of Puerto Rico, 4.00%, due 07/01/46	0.6%
New York Liberty Development Corp., 1-3, 5.00%, due 11/15/44	0.6%
Metropolitan Pier & Exposition Authority, 4.00%, due 12/15/42	0.6%
New York Transportation Development Corp., 5.63%, due 04/01/40	0.5%

TSR AR HYMB

SPDR Bloomberg High Yield Bond ETF

JNK

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg High Yield Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg High Yield Bond ETF	$42	0.40%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and high yield spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads which, in conjunction with a more risk-on market mentality, resulted in positive performance for the Fund.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	JNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Very Liquid Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,763	$9,975	$9,837
8/31/14	$10,005	$10,085	$10,032
9/30/14	$9,750	$10,017	$9,785
10/31/14	$9,855	$10,115	$9,925
11/30/14	$9,708	$10,187	$9,829
12/31/14	$9,564	$10,196	$9,672
1/31/15	$9,643	$10,410	$9,736
2/28/15	$9,893	$10,312	$10,004
3/31/15	$9,800	$10,360	$9,923
4/30/15	$9,908	$10,323	$10,043
5/31/15	$9,948	$10,298	$10,069
6/30/15	$9,744	$10,186	$9,887
7/31/15	$9,678	$10,257	$9,830
8/31/15	$9,477	$10,242	$9,639
9/30/15	$9,183	$10,311	$9,360
10/31/15	$9,437	$10,313	$9,658
11/30/15	$9,197	$10,286	$9,426
12/31/15	$8,919	$10,252	$9,163
1/31/16	$8,730	$10,393	$9,022
2/29/16	$8,836	$10,467	$9,094
3/31/16	$9,107	$10,564	$9,500
4/30/16	$9,431	$10,604	$9,869
5/31/16	$9,467	$10,607	$9,917
6/30/16	$9,644	$10,798	$9,978
7/31/16	$9,792	$10,866	$10,239
8/31/16	$9,976	$10,854	$10,465
9/30/16	$10,077	$10,847	$10,519
10/31/16	$9,996	$10,765	$10,529
11/30/16	$10,017	$10,510	$10,486
12/31/16	$10,200	$10,524	$10,690
1/31/17	$10,331	$10,546	$10,824
2/28/17	$10,462	$10,616	$10,980
3/31/17	$10,441	$10,611	$10,951
4/30/17	$10,549	$10,693	$11,074
5/31/17	$10,666	$10,775	$11,177
6/30/17	$10,669	$10,764	$11,192
7/31/17	$10,778	$10,810	$11,320
8/31/17	$10,783	$10,908	$11,310
9/30/17	$10,848	$10,855	$11,397
10/31/17	$10,870	$10,862	$11,432
11/30/17	$10,835	$10,848	$11,395
12/31/17	$10,865	$10,898	$11,418
1/31/18	$10,865	$10,772	$11,456
2/28/18	$10,761	$10,670	$11,353
3/31/18	$10,706	$10,738	$11,279
4/30/18	$10,754	$10,659	$11,350
5/31/18	$10,733	$10,734	$11,337
6/30/18	$10,735	$10,722	$11,384
7/31/18	$10,925	$10,724	$11,528
8/31/18	$10,998	$10,793	$11,615
9/30/18	$11,060	$10,724	$11,677
10/31/18	$10,840	$10,639	$11,470
11/30/18	$10,762	$10,702	$11,391
12/31/18	$10,513	$10,899	$11,126
1/31/19	$11,065	$11,015	$11,702
2/28/19	$11,216	$11,008	$11,900
3/31/19	$11,363	$11,220	$12,025
4/30/19	$11,512	$11,223	$12,199
5/31/19	$11,285	$11,422	$12,019
6/30/19	$11,639	$11,565	$12,331
7/31/19	$11,651	$11,591	$12,387
8/31/19	$11,732	$11,891	$12,450
9/30/19	$11,777	$11,828	$12,484
10/31/19	$11,770	$11,863	$12,520
11/30/19	$11,838	$11,857	$12,564
12/31/19	$12,076	$11,849	$12,825
1/31/20	$12,020	$12,077	$12,798
2/29/20	$11,847	$12,294	$12,566
3/31/20	$10,538	$12,222	$11,245
4/30/20	$11,069	$12,439	$11,718
5/31/20	$11,459	$12,497	$12,255
6/30/20	$11,419	$12,576	$12,257
7/31/20	$12,036	$12,764	$12,862
8/31/20	$12,049	$12,661	$12,964
9/30/20	$11,928	$12,654	$12,814
10/31/20	$11,983	$12,597	$12,859
11/30/20	$12,406	$12,721	$13,352
12/31/20	$12,670	$12,739	$13,578
1/31/21	$12,607	$12,647	$13,593
2/28/21	$12,628	$12,465	$13,618
3/31/21	$12,746	$12,309	$13,656
4/30/21	$12,841	$12,406	$13,790
5/31/21	$12,849	$12,447	$13,822
6/30/21	$13,019	$12,534	$13,989
7/31/21	$13,043	$12,674	$14,026
8/31/21	$13,117	$12,650	$14,101
9/30/21	$13,084	$12,541	$14,092
10/31/21	$13,039	$12,537	$14,045
11/30/21	$12,871	$12,574	$13,895
12/31/21	$13,172	$12,542	$14,190
1/31/22	$12,813	$12,272	$13,782
2/28/22	$12,702	$12,135	$13,663
3/31/22	$12,534	$11,798	$13,505
4/30/22	$11,982	$11,350	$12,978
5/31/22	$12,156	$11,423	$13,041
6/30/22	$11,237	$11,244	$12,090
7/31/22	$11,998	$11,519	$12,891
8/31/22	$11,489	$11,193	$12,510
9/30/22	$11,037	$10,710	$11,985
10/31/22	$11,375	$10,571	$12,346
11/30/22	$11,790	$10,960	$12,615
12/31/22	$11,568	$10,910	$12,504
1/31/23	$12,032	$11,246	$13,010
2/28/23	$11,808	$10,955	$12,816
3/31/23	$12,053	$11,234	$12,980
4/30/23	$12,079	$11,302	$13,101
5/31/23	$11,927	$11,179	$12,955
6/30/23	$12,150	$11,139	$13,188
7/31/23	$12,315	$11,131	$13,371
8/31/23	$12,342	$11,060	$13,410
9/30/23	$12,133	$10,779	$13,231
10/31/23	$12,006	$10,609	$13,070
11/30/23	$12,583	$11,089	$13,693
12/31/23	$13,009	$11,514	$14,225
1/31/24	$13,028	$11,482	$14,203
2/29/24	$13,060	$11,320	$14,235
3/31/24	$13,206	$11,424	$14,406
4/30/24	$13,036	$11,136	$14,268
5/31/24	$13,243	$11,324	$14,426
6/30/24	$13,309	$11,431	$14,570

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
JNK	9.97%	2.80%	2.94%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg High Yield Very Liquid Index	10.49%	3.40%	3.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$8,411,964,245
# of Portfolio Holdings	1,199
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$32,661,159

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Consumer, Cyclical	18.7%
Consumer, Non-Cyclical	16.5%
Communications	15.0%
Financial	12.9%
Energy	11.9%
Industrial	11.8%
Technology	5.0%
Basic Materials	4.2%
Utilities	2.4%
Diversified	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Medline Borrower LP, 3.88%, due 04/01/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27	0.4%
HUB International Ltd., 7.25%, due 06/15/30	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	0.3%
Carnival Corp., 5.75%, due 03/01/27	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.3%

TSR AR JNK

SPDR Bloomberg Short Term High Yield Bond ETF

SJNK

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Short Term High Yield Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term High Yield Bond ETF	$42	0.40%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and high yield spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads which, in conjunction with a more risk-on market mentality, resulted in positive performance for the fund.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SJNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,852	$9,975	$9,895
8/31/14	$9,956	$10,085	$9,990
9/30/14	$9,794	$10,017	$9,842
10/31/14	$9,844	$10,115	$9,899
11/30/14	$9,745	$10,187	$9,864
12/31/14	$9,623	$10,196	$9,749
1/31/15	$9,647	$10,410	$9,759
2/28/15	$9,861	$10,312	$9,962
3/31/15	$9,800	$10,360	$9,916
4/30/15	$9,888	$10,323	$10,014
5/31/15	$9,914	$10,298	$10,058
6/30/15	$9,823	$10,186	$9,965
7/31/15	$9,710	$10,257	$9,857
8/31/15	$9,518	$10,242	$9,675
9/30/15	$9,288	$10,311	$9,464
10/31/15	$9,453	$10,313	$9,652
11/30/15	$9,237	$10,286	$9,459
12/31/15	$9,028	$10,252	$9,247
1/31/16	$8,831	$10,393	$9,079
2/29/16	$8,934	$10,467	$9,108
3/31/16	$9,157	$10,564	$9,469
4/30/16	$9,480	$10,604	$9,811
5/31/16	$9,567	$10,607	$9,902
6/30/16	$9,711	$10,798	$9,994
7/31/16	$9,808	$10,866	$10,195
8/31/16	$9,996	$10,854	$10,355
9/30/16	$10,109	$10,847	$10,446
10/31/16	$10,083	$10,765	$10,495
11/30/16	$10,133	$10,510	$10,490
12/31/16	$10,311	$10,524	$10,670
1/31/17	$10,407	$10,546	$10,789
2/28/17	$10,533	$10,616	$10,918
3/31/17	$10,511	$10,611	$10,905
4/30/17	$10,595	$10,693	$11,003
5/31/17	$10,683	$10,775	$11,079
6/30/17	$10,668	$10,764	$11,090
7/31/17	$10,745	$10,810	$11,176
8/31/17	$10,752	$10,908	$11,176
9/30/17	$10,817	$10,855	$11,252
10/31/17	$10,847	$10,862	$11,294
11/30/17	$10,831	$10,848	$11,259
12/31/17	$10,853	$10,898	$11,294
1/31/18	$10,924	$10,772	$11,387
2/28/18	$10,886	$10,670	$11,354
3/31/18	$10,873	$10,738	$11,331
4/30/18	$10,933	$10,659	$11,409
5/31/18	$10,949	$10,734	$11,449
6/30/18	$10,983	$10,722	$11,503
7/31/18	$11,131	$10,724	$11,620
8/31/18	$11,183	$10,793	$11,688
9/30/18	$11,259	$10,724	$11,758
10/31/18	$11,099	$10,639	$11,619
11/30/18	$11,039	$10,702	$11,555
12/31/18	$10,821	$10,899	$11,314
1/31/19	$11,236	$11,015	$11,739
2/28/19	$11,354	$11,008	$11,894
3/31/19	$11,445	$11,220	$11,963
4/30/19	$11,541	$11,223	$12,069
5/31/19	$11,388	$11,422	$11,961
6/30/19	$11,600	$11,565	$12,138
7/31/19	$11,613	$11,591	$12,175
8/31/19	$11,623	$11,891	$12,174
9/30/19	$11,659	$11,828	$12,201
10/31/19	$11,632	$11,863	$12,207
11/30/19	$11,640	$11,857	$12,203
12/31/19	$11,848	$11,849	$12,427
1/31/20	$11,826	$12,077	$12,422
2/29/20	$11,700	$12,294	$12,263
3/31/20	$10,447	$12,222	$10,912
4/30/20	$10,952	$12,439	$11,281
5/31/20	$11,257	$12,497	$11,697
6/30/20	$11,357	$12,576	$11,827
7/31/20	$11,807	$12,764	$12,233
8/31/20	$11,857	$12,661	$12,369
9/30/20	$11,815	$12,654	$12,298
10/31/20	$11,892	$12,597	$12,352
11/30/20	$12,291	$12,721	$12,788
12/31/20	$12,539	$12,739	$13,006
1/31/21	$12,553	$12,647	$13,090
2/28/21	$12,649	$12,465	$13,195
3/31/21	$12,806	$12,309	$13,289
4/30/21	$12,895	$12,406	$13,406
5/31/21	$12,921	$12,447	$13,463
6/30/21	$13,052	$12,534	$13,581
7/31/21	$13,036	$12,674	$13,584
8/31/21	$13,085	$12,650	$13,648
9/30/21	$13,092	$12,541	$13,676
10/31/21	$13,097	$12,537	$13,689
11/30/21	$12,963	$12,574	$13,578
12/31/21	$13,167	$12,542	$13,764
1/31/22	$12,983	$12,272	$13,572
2/28/22	$12,909	$12,135	$13,497
3/31/22	$12,820	$11,798	$13,390
4/30/22	$12,515	$11,350	$13,127
5/31/22	$12,617	$11,423	$13,121
6/30/22	$11,933	$11,244	$12,448
7/31/22	$12,519	$11,519	$13,016
8/31/22	$12,232	$11,193	$12,845
9/30/22	$11,949	$10,710	$12,518
10/31/22	$12,239	$10,571	$12,811
11/30/22	$12,598	$10,960	$13,036
12/31/22	$12,454	$10,910	$12,983
1/31/23	$12,844	$11,246	$13,370
2/28/23	$12,716	$10,955	$13,290
3/31/23	$12,900	$11,234	$13,383
4/30/23	$12,928	$11,302	$13,492
5/31/23	$12,847	$11,179	$13,416
6/30/23	$13,070	$11,139	$13,627
7/31/23	$13,215	$11,131	$13,790
8/31/23	$13,286	$11,060	$13,867
9/30/23	$13,175	$10,779	$13,787
10/31/23	$13,057	$10,609	$13,656
11/30/23	$13,544	$11,089	$14,127
12/31/23	$13,899	$11,514	$14,553
1/31/24	$13,934	$11,482	$14,551
2/29/24	$14,004	$11,320	$14,637
3/31/24	$14,115	$11,424	$14,767
4/30/24	$14,007	$11,136	$14,678
5/31/24	$14,159	$11,324	$14,812
6/30/24	$14,237	$11,431	$14,945

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SJNK	9.28%	4.22%	3.63%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	9.69%	4.25%	4.10%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$4,663,418,876
# of Portfolio Holdings	1,058
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$16,351,083

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Consumer, Cyclical	23.8%
Communications	15.2%
Consumer, Non-Cyclical	13.2%
Financial	12.3%
Industrial	10.8%
Energy	10.2%
Technology	4.7%
Basic Materials	3.8%
Utilities	2.9%
Diversified	0.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.5%
Carnival Holdings Bermuda Ltd., 10.38%, due 05/01/28	0.4%
Venture Global LNG, Inc., 8.13%, due 06/01/28	0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.4%
Western Digital Corp., 4.75%, due 02/15/26	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 02/15/28	0.4%
Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/27	0.4%

TSR AR SJNK

SPDR Bloomberg Investment Grade Floating Rate ETF

FLRN

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Investment Grade Floating Rate ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did credit spreads, impacting performance positively. In addition, the higher rate environment helped fund performance due to the structure of the floating rate holdings.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FLRN	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Dollar Floating Rate
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,011	$9,975	$10,007
8/31/14	$10,015	$10,085	$10,017
9/30/14	$10,013	$10,017	$10,023
10/31/14	$10,021	$10,115	$10,020
11/30/14	$10,006	$10,187	$10,019
12/31/14	$9,980	$10,196	$10,008
1/31/15	$9,976	$10,410	$10,011
2/28/15	$9,997	$10,312	$10,025
3/31/15	$10,025	$10,360	$10,033
4/30/15	$10,043	$10,323	$10,045
5/31/15	$10,058	$10,298	$10,054
6/30/15	$10,056	$10,186	$10,051
7/31/15	$10,028	$10,257	$10,051
8/31/15	$9,988	$10,242	$10,050
9/30/15	$10,000	$10,311	$10,029
10/31/15	$9,995	$10,313	$10,036
11/30/15	$10,017	$10,286	$10,045
12/31/15	$10,026	$10,252	$10,044
1/31/16	$10,016	$10,393	$10,046
2/29/16	$10,009	$10,467	$10,046
3/31/16	$10,033	$10,564	$10,069
4/30/16	$10,078	$10,604	$10,093
5/31/16	$10,083	$10,607	$10,110
6/30/16	$10,081	$10,798	$10,115
7/31/16	$10,123	$10,866	$10,139
8/31/16	$10,122	$10,854	$10,166
9/30/16	$10,174	$10,847	$10,174
10/31/16	$10,167	$10,765	$10,189
11/30/16	$10,198	$10,510	$10,203
12/31/16	$10,200	$10,524	$10,217
1/31/17	$10,223	$10,546	$10,238
2/28/17	$10,237	$10,616	$10,263
3/31/17	$10,255	$10,611	$10,278
4/30/17	$10,271	$10,693	$10,296
5/31/17	$10,278	$10,775	$10,313
6/30/17	$10,291	$10,764	$10,331
7/31/17	$10,312	$10,810	$10,353
8/31/17	$10,314	$10,908	$10,366
9/30/17	$10,335	$10,855	$10,386
10/31/17	$10,361	$10,862	$10,409
11/30/17	$10,368	$10,848	$10,423
12/31/17	$10,380	$10,898	$10,438
1/31/18	$10,419	$10,772	$10,466
2/28/18	$10,424	$10,670	$10,478
3/31/18	$10,431	$10,738	$10,487
4/30/18	$10,464	$10,659	$10,521
5/31/18	$10,482	$10,734	$10,541
6/30/18	$10,490	$10,722	$10,561
7/31/18	$10,523	$10,724	$10,592
8/31/18	$10,553	$10,793	$10,620
9/30/18	$10,577	$10,724	$10,643
10/31/18	$10,575	$10,639	$10,657
11/30/18	$10,558	$10,702	$10,645
12/31/18	$10,524	$10,899	$10,630
1/31/19	$10,609	$11,015	$10,704
2/28/19	$10,652	$11,008	$10,747
3/31/19	$10,691	$11,220	$10,786
4/30/19	$10,730	$11,223	$10,830
5/31/19	$10,749	$11,422	$10,854
6/30/19	$10,783	$11,565	$10,886
7/31/19	$10,810	$11,591	$10,921
8/31/19	$10,834	$11,891	$10,941
9/30/19	$10,870	$11,828	$10,971
10/31/19	$10,895	$11,863	$11,006
11/30/19	$10,923	$11,857	$11,032
12/31/19	$10,951	$11,849	$11,058
1/31/20	$10,980	$12,077	$11,094
2/29/20	$10,978	$12,294	$11,104
3/31/20	$10,523	$12,222	$10,763
4/30/20	$10,794	$12,439	$10,951
5/31/20	$10,887	$12,497	$11,031
6/30/20	$10,950	$12,576	$11,105
7/31/20	$10,987	$12,764	$11,144
8/31/20	$11,008	$12,661	$11,166
9/30/20	$11,011	$12,654	$11,171
10/31/20	$11,017	$12,597	$11,185
11/30/20	$11,029	$12,721	$11,198
12/31/20	$11,036	$12,739	$11,208
1/31/21	$11,057	$12,647	$11,222
2/28/21	$11,062	$12,465	$11,231
3/31/21	$11,059	$12,309	$11,228
4/30/21	$11,059	$12,406	$11,234
5/31/21	$11,072	$12,447	$11,245
6/30/21	$11,078	$12,534	$11,251
7/31/21	$11,078	$12,674	$11,254
8/31/21	$11,081	$12,650	$11,259
9/30/21	$11,088	$12,541	$11,265
10/31/21	$11,084	$12,537	$11,265
11/30/21	$11,076	$12,574	$11,259
12/31/21	$11,075	$12,542	$11,258
1/31/22	$11,079	$12,272	$11,265
2/28/22	$11,073	$12,135	$11,264
3/31/22	$11,049	$11,798	$11,236
4/30/22	$11,049	$11,350	$11,239
5/31/22	$11,035	$11,423	$11,239
6/30/22	$10,927	$11,244	$11,202
7/31/22	$11,009	$11,519	$11,220
8/31/22	$11,072	$11,193	$11,275
9/30/22	$11,059	$10,710	$11,297
10/31/22	$11,090	$10,571	$11,313
11/30/22	$11,152	$10,960	$11,366
12/31/22	$11,224	$10,910	$11,425
1/31/23	$11,309	$11,246	$11,523
2/28/23	$11,389	$10,955	$11,589
3/31/23	$11,340	$11,234	$11,587
4/30/23	$11,446	$11,302	$11,660
5/31/23	$11,512	$11,179	$11,737
6/30/23	$11,589	$11,139	$11,805
7/31/23	$11,649	$11,131	$11,874
8/31/23	$11,709	$11,060	$11,937
9/30/23	$11,772	$10,779	$11,999
10/31/23	$11,817	$10,609	$12,056
11/30/23	$11,884	$11,089	$12,121
12/31/23	$11,957	$11,514	$12,191
1/31/24	$12,020	$11,482	$12,268
2/29/24	$12,103	$11,320	$12,341
3/31/24	$12,168	$11,424	$12,411
4/30/24	$12,232	$11,136	$12,477
5/31/24	$12,303	$11,324	$12,546
6/30/24	$12,353	$11,431	$12,604

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
FLRN	6.68%	2.74%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Dollar Floating Rate	6.76%	2.97%	2.34%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,496,839,756
# of Portfolio Holdings	349
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$3,579,174

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	20.4%
1 to 2 Years	33.6%
2 to 3 Years	25.1%
3 to 5 Years	19.5%
5 to 10 Years	0.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
International Bank for Reconstruction & Development, 5.80%, due 08/19/27	1.7%
International Bank for Reconstruction & Development, 5.72%, due 01/12/27	1.5%
European Bank for Reconstruction & Development, 5.55%, due 04/14/26	1.3%
International Bank for Reconstruction & Development, 5.68%, due 09/23/26	1.3%
International Bank for Reconstruction & Development, 5.68%, due 09/18/25	1.1%
Inter-American Development Bank, 5.54%, due 09/16/26	1.0%
Inter-American Development Bank, 5.56%, due 02/10/26	1.0%
International Bank for Reconstruction & Development, 5.67%, due 05/15/28	0.9%
Inter-American Development Bank, 5.67%, due 02/15/29	0.9%
Asian Development Bank, 6.37%, due 06/16/26	0.9%

TSR AR FLRN

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

LQIG

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	$7	0.07%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25 bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy.

Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	LQIG	Bloomberg U.S. Aggregate Bond Index	MarketAxess U.S. Investment Grade 400 Corporate Bond Index
05/11/22	$10,000	$10,000	$10,000
05/31/22	$10,252	$10,285	$10,140
06/30/22	$9,888	$10,124	$9,820
07/31/22	$10,300	$10,371	$10,220
08/31/22	$9,871	$10,078	$9,843
09/30/22	$9,355	$9,643	$9,294
10/31/22	$9,305	$9,518	$9,231
11/30/22	$9,863	$9,868	$9,742
12/31/22	$9,721	$9,823	$9,669
01/31/23	$10,207	$10,125	$10,115
02/28/23	$9,810	$9,864	$9,746
03/31/23	$10,186	$10,114	$10,118
04/30/23	$10,237	$10,175	$10,174
05/31/23	$10,079	$10,065	$10,026
06/30/23	$10,151	$10,029	$10,073
07/31/23	$10,163	$10,022	$10,095
08/31/23	$10,054	$9,958	$10,001
09/30/23	$9,739	$9,705	$9,698
10/31/23	$9,537	$9,552	$9,498
11/30/23	$10,211	$9,984	$10,138
12/31/23	$10,642	$10,366	$10,587
01/31/24	$10,612	$10,338	$10,555
02/29/24	$10,432	$10,192	$10,377
03/31/24	$10,584	$10,286	$10,519
04/30/24	$10,270	$10,026	$10,222
05/31/24	$10,488	$10,196	$10,433
06/30/24	$10,549	$10,292	$10,508

Average Annual Total Returns (%)

Name	1 Year	Since Inception 5/11/22
LQIG	4.25%	2.25%
Bloomberg U.S. Aggregate Bond Index	2.63%	18.48%
MarketAxess U.S. Investment Grade 400 Corporate Bond Index	4.32%	2.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$56,610,099
# of Portfolio Holdings	389
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$32,935

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	2.7%
1 to 2 Years	0.2%
2 to 3 Years	9.7%
3 to 5 Years	16.1%
5 to 10 Years	33.3%
10 to 20 Years	11.6%
20 to 30 Years	23.0%
Greater than 30 Years	4.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Morgan Stanley, 1.59%, due 05/04/27	0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
HSBC Holdings PLC, 5.21%, due 08/11/28	0.8%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.7%
Bank of America Corp., 3.42%, due 12/20/28	0.6%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
Wells Fargo & Co., 5.39%, due 04/24/34	0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.6%
Bank of America Corp., 5.29%, due 04/25/34	0.5%

TSR AR LQIG

SPDR Portfolio TIPS ETF

SPIP

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio TIPS ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio TIPS ETF	$12	0.12%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, as evidenced by moves in Treasury yields. Ten-year TIPS yields reached a high of 2.52% in October, dropped to a low of 1.64% in December, and ended the reporting period slightly higher at 2.11%, resulting in positive, albeit muted, returns for the strategy.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPIP	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,005	$9,975	$10,011
8/31/14	$10,075	$10,085	$10,066
9/30/14	$9,800	$10,017	$9,795
10/31/14	$9,884	$10,115	$9,890
11/30/14	$9,916	$10,187	$9,920
12/31/14	$9,833	$10,196	$9,819
1/31/15	$10,171	$10,410	$10,144
2/28/15	$10,014	$10,312	$10,012
3/31/15	$9,971	$10,360	$9,963
4/30/15	$10,020	$10,323	$10,032
5/31/15	$9,907	$10,298	$9,940
6/30/15	$9,804	$10,186	$9,832
7/31/15	$9,858	$10,257	$9,862
8/31/15	$9,756	$10,242	$9,778
9/30/15	$9,700	$10,311	$9,712
10/31/15	$9,736	$10,313	$9,742
11/30/15	$9,722	$10,286	$9,734
12/31/15	$9,629	$10,252	$9,651
1/31/16	$9,784	$10,393	$9,799
2/29/16	$9,893	$10,467	$9,915
3/31/16	$10,074	$10,564	$10,101
4/30/16	$10,099	$10,604	$10,140
5/31/16	$10,018	$10,607	$10,064
6/30/16	$10,261	$10,798	$10,284
7/31/16	$10,337	$10,866	$10,387
8/31/16	$10,298	$10,854	$10,342
9/30/16	$10,382	$10,847	$10,394
10/31/16	$10,318	$10,765	$10,344
11/30/16	$10,093	$10,510	$10,135
12/31/16	$10,067	$10,524	$10,120
1/31/17	$10,172	$10,546	$10,208
2/28/17	$10,221	$10,616	$10,263
3/31/17	$10,215	$10,611	$10,258
4/30/17	$10,267	$10,693	$10,320
5/31/17	$10,266	$10,775	$10,316
6/30/17	$10,166	$10,764	$10,215
7/31/17	$10,222	$10,810	$10,258
8/31/17	$10,333	$10,908	$10,376
9/30/17	$10,255	$10,855	$10,307
10/31/17	$10,280	$10,862	$10,330
11/30/17	$10,295	$10,848	$10,349
12/31/17	$10,404	$10,898	$10,453
1/31/18	$10,306	$10,772	$10,361
2/28/18	$10,196	$10,670	$10,249
3/31/18	$10,297	$10,738	$10,364
4/30/18	$10,287	$10,659	$10,358
5/31/18	$10,319	$10,734	$10,400
6/30/18	$10,383	$10,722	$10,446
7/31/18	$10,329	$10,724	$10,392
8/31/18	$10,398	$10,793	$10,468
9/30/18	$10,292	$10,724	$10,350
10/31/18	$10,129	$10,639	$10,188
11/30/18	$10,174	$10,702	$10,242
12/31/18	$10,236	$10,899	$10,299
1/31/19	$10,389	$11,015	$10,443
2/28/19	$10,369	$11,008	$10,440
3/31/19	$10,575	$11,220	$10,642
4/30/19	$10,600	$11,223	$10,676
5/31/19	$10,792	$11,422	$10,868
6/30/19	$10,875	$11,565	$10,956
7/31/19	$10,914	$11,591	$10,999
8/31/19	$11,191	$11,891	$11,284
9/30/19	$11,056	$11,828	$11,118
10/31/19	$11,053	$11,863	$11,145
11/30/19	$11,077	$11,857	$11,165
12/31/19	$11,121	$11,849	$11,200
1/31/20	$11,377	$12,077	$11,452
2/29/20	$11,492	$12,294	$11,623
3/31/20	$11,324	$12,222	$11,416
4/30/20	$11,626	$12,439	$11,749
5/31/20	$11,699	$12,497	$11,778
6/30/20	$11,824	$12,576	$11,913
7/31/20	$12,119	$12,764	$12,215
8/31/20	$12,221	$12,661	$12,339
9/30/20	$12,174	$12,654	$12,292
10/31/20	$12,088	$12,597	$12,208
11/30/20	$12,241	$12,721	$12,353
12/31/20	$12,387	$12,739	$12,493
1/31/21	$12,416	$12,647	$12,528
2/28/21	$12,188	$12,465	$12,298
3/31/21	$12,156	$12,309	$12,265
4/30/21	$12,336	$12,406	$12,448
5/31/21	$12,464	$12,447	$12,600
6/30/21	$12,566	$12,534	$12,689
7/31/21	$12,914	$12,674	$13,045
8/31/21	$12,896	$12,650	$13,018
9/30/21	$12,795	$12,541	$12,917
10/31/21	$12,940	$12,537	$13,069
11/30/21	$13,072	$12,574	$13,200
12/31/21	$13,104	$12,542	$13,242
1/31/22	$12,818	$12,272	$12,948
2/28/22	$12,934	$12,135	$13,055
3/31/22	$12,673	$11,798	$12,803
4/30/22	$12,374	$11,350	$12,524
5/31/22	$12,236	$11,423	$12,371
6/30/22	$11,836	$11,244	$11,962
7/31/22	$12,379	$11,519	$12,505
8/31/22	$12,038	$11,193	$12,168
9/30/22	$11,208	$10,710	$11,333
10/31/22	$11,363	$10,571	$11,476
11/30/22	$11,582	$10,960	$11,696
12/31/22	$11,435	$10,910	$11,573
1/31/23	$11,675	$11,246	$11,795
2/28/23	$11,520	$10,955	$11,632
3/31/23	$11,848	$11,234	$11,972
4/30/23	$11,853	$11,302	$11,980
5/31/23	$11,708	$11,179	$11,837
6/30/23	$11,674	$11,139	$11,803
7/31/23	$11,683	$11,131	$11,810
8/31/23	$11,570	$11,060	$11,699
9/30/23	$11,342	$10,779	$11,473
10/31/23	$11,248	$10,609	$11,379
11/30/23	$11,577	$11,089	$11,697
12/31/23	$11,863	$11,514	$12,018
1/31/24	$11,904	$11,482	$12,036
2/29/24	$11,775	$11,320	$11,908
3/31/24	$11,849	$11,424	$12,005
4/30/24	$11,652	$11,136	$11,795
5/31/24	$11,858	$11,324	$12,006
6/30/24	$11,946	$11,431	$12,096

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPIP	2.38%	1.90%	1.79%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Government Inflation-Linked Bond Index	2.48%	2.00%	1.92%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$1,012,069,490
# of Portfolio Holdings	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,690,002

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	0.6%
1 to 2 Years	13.1%
2 to 3 Years	12.5%
3 to 5 Years	26.9%
5 to 10 Years	29.1%
10 to 20 Years	8.1%
20 to 30 Years	9.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/26	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2.9%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	2.8%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	2.8%

TSR AR SPIP

SPDR Portfolio Short Term Treasury ETF

SPTS

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Short Term Treasury ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Treasury ETF	$3	0.03%

Effective August 1, 2023 the management fee for the Fund was reduced from 0.06% to 0.03%.

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were very sensitive to data prints during the reporting period, as evidenced by moves in Treasury yields. Two-year yields started the period at 4.89% before dropping to a low of 4.14% in January after a number of decreasing monthly CPI prints suggested that the Fed may start cutting rates in the first half of 2024. As inflation data ticked back up in subsequent months, yields followed suit, with 2-year yields ending the reporting period at 4.75%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,985	$9,975	$9,979
8/31/14	$10,014	$10,085	$10,013
9/30/14	$9,997	$10,017	$9,996
10/31/14	$10,069	$10,115	$10,044
11/30/14	$10,069	$10,187	$10,074
12/31/14	$10,036	$10,196	$10,041
1/31/15	$10,139	$10,410	$10,139
2/28/15	$10,084	$10,312	$10,089
3/31/15	$10,131	$10,360	$10,130
4/30/15	$10,134	$10,323	$10,132
5/31/15	$10,137	$10,298	$10,141
6/30/15	$10,127	$10,186	$10,132
7/31/15	$10,134	$10,257	$10,150
8/31/15	$10,141	$10,242	$10,149
9/30/15	$10,192	$10,311	$10,202
10/31/15	$10,163	$10,313	$10,179
11/30/15	$10,137	$10,286	$10,148
12/31/15	$10,119	$10,252	$10,134
1/31/16	$10,223	$10,393	$10,245
2/29/16	$10,251	$10,467	$10,270
3/31/16	$10,279	$10,564	$10,294
4/30/16	$10,271	$10,604	$10,293
5/31/16	$10,255	$10,607	$10,277
6/30/16	$10,358	$10,798	$10,379
7/31/16	$10,353	$10,866	$10,375
8/31/16	$10,321	$10,854	$10,341
9/30/16	$10,335	$10,847	$10,359
10/31/16	$10,313	$10,765	$10,336
11/30/16	$10,209	$10,510	$10,235
12/31/16	$10,211	$10,524	$10,236
1/31/17	$10,222	$10,546	$10,254
2/28/17	$10,240	$10,616	$10,270
3/31/17	$10,250	$10,611	$10,276
4/30/17	$10,280	$10,693	$10,310
5/31/17	$10,313	$10,775	$10,335
6/30/17	$10,289	$10,764	$10,318
7/31/17	$10,319	$10,810	$10,347
8/31/17	$10,347	$10,908	$10,384
9/30/17	$10,315	$10,855	$10,349
10/31/17	$10,302	$10,862	$10,339
11/30/17	$10,274	$10,848	$10,309
12/31/17	$10,270	$10,898	$10,308
1/31/18	$10,212	$10,772	$10,247
2/28/18	$10,197	$10,670	$10,233
3/31/18	$10,228	$10,738	$10,267
4/30/18	$10,189	$10,659	$10,230
5/31/18	$10,228	$10,734	$10,268
6/30/18	$10,232	$10,722	$10,269
7/31/18	$10,225	$10,724	$10,267
8/31/18	$10,260	$10,793	$10,301
9/30/18	$10,250	$10,724	$10,289
10/31/18	$10,262	$10,639	$10,303
11/30/18	$10,300	$10,702	$10,341
12/31/18	$10,385	$10,899	$10,424
1/31/19	$10,413	$11,015	$10,452
2/28/19	$10,420	$11,008	$10,463
3/31/19	$10,486	$11,220	$10,528
4/30/19	$10,505	$11,223	$10,549
5/31/19	$10,582	$11,422	$10,627
6/30/19	$10,636	$11,565	$10,682
7/31/19	$10,626	$11,591	$10,670
8/31/19	$10,711	$11,891	$10,757
9/30/19	$10,698	$11,828	$10,744
10/31/19	$10,734	$11,863	$10,780
11/30/19	$10,727	$11,857	$10,776
12/31/19	$10,747	$11,849	$10,799
1/31/20	$10,811	$12,077	$10,859
2/29/20	$10,909	$12,294	$10,956
3/31/20	$11,052	$12,222	$11,097
4/30/20	$11,064	$12,439	$11,112
5/31/20	$11,070	$12,497	$11,120
6/30/20	$11,075	$12,576	$11,124
7/31/20	$11,086	$12,764	$11,134
8/31/20	$11,083	$12,661	$11,132
9/30/20	$11,082	$12,654	$11,135
10/31/20	$11,081	$12,597	$11,130
11/30/20	$11,084	$12,721	$11,134
12/31/20	$11,090	$12,739	$11,140
1/31/21	$11,090	$12,647	$11,143
2/28/21	$11,085	$12,465	$11,137
3/31/21	$11,083	$12,309	$11,134
4/30/21	$11,084	$12,406	$11,139
5/31/21	$11,097	$12,447	$11,149
6/30/21	$11,077	$12,534	$11,130
7/31/21	$11,096	$12,674	$11,149
8/31/21	$11,095	$12,650	$11,148
9/30/21	$11,082	$12,541	$11,137
10/31/21	$11,047	$12,537	$11,101
11/30/21	$11,042	$12,574	$11,096
12/31/21	$11,017	$12,542	$11,073
1/31/22	$10,939	$12,272	$10,995
2/28/22	$10,897	$12,135	$10,950
3/31/22	$10,741	$11,798	$10,795
4/30/22	$10,688	$11,350	$10,744
5/31/22	$10,751	$11,423	$10,808
6/30/22	$10,686	$11,244	$10,739
7/31/22	$10,731	$11,519	$10,785
8/31/22	$10,646	$11,193	$10,699
9/30/22	$10,519	$10,710	$10,573
10/31/22	$10,504	$10,571	$10,563
11/30/22	$10,577	$10,960	$10,632
12/31/22	$10,596	$10,910	$10,651
1/31/23	$10,673	$11,246	$10,729
2/28/23	$10,589	$10,955	$10,646
3/31/23	$10,765	$11,234	$10,820
4/30/23	$10,790	$11,302	$10,849
5/31/23	$10,753	$11,179	$10,811
6/30/23	$10,696	$11,139	$10,755
7/31/23	$10,731	$11,131	$10,792
8/31/23	$10,778	$11,060	$10,834
9/30/23	$10,769	$10,779	$10,831
10/31/23	$10,803	$10,609	$10,868
11/30/23	$10,919	$11,089	$10,981
12/31/23	$11,044	$11,514	$11,108
1/31/24	$11,082	$11,482	$11,148
2/29/24	$11,038	$11,320	$11,100
3/31/24	$11,072	$11,424	$11,139
4/30/24	$11,031	$11,136	$11,097
5/31/24	$11,109	$11,324	$11,174
6/30/24	$11,173	$11,431	$11,238

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTS	4.50%	0.99%	1.12%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 1-3 Year U.S. Treasury Index	4.51%	1.02%	1.17%

(1) Effective April 30, 2018 the Fund changed its benchmark index from the Bloomberg 1-5 Year U.S. Treasury Index to the Bloomberg 1-3 Year U.S. Treasury Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April, 30, 2018.

(2) Index returns represent the Fund’s prior benchmark index from June 30, 2014 through April 29, 2018 and the Bloomberg 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$4,495,545,407
# of Portfolio Holdings	97
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$1,741,950

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	54.7%
2 to 3 Years	44.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 5.00%, due 08/31/25	2.6%
U.S. Treasury Notes, 5.00%, due 09/30/25	2.3%
U.S. Treasury Notes, 4.25%, due 10/15/25	1.9%
U.S. Treasury Notes, 4.25%, due 01/31/26	1.9%
U.S. Treasury Notes, 4.63%, due 09/15/26	1.9%
U.S. Treasury Notes, 4.50%, due 03/31/26	1.8%
U.S. Treasury Notes, 4.38%, due 08/15/26	1.8%
U.S. Treasury Notes, 4.88%, due 05/31/26	1.8%
U.S. Treasury Notes, 4.13%, due 06/15/26	1.8%
U.S. Treasury Notes, 4.00%, due 12/15/25	1.6%

Material Fund Changes

Effective August 1, 2023 the Management Fee for the Fund was reduced from 0.06% to 0.03%.

TSR AR SPTS

SPDR Portfolio Intermediate Term Treasury ETF

SPTI

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Treasury ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Treasury ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive data during the reporting period, as evidenced by the moves in Treasury yields. Ten-year yields reached a high of 4.99% in October on the back of still-high inflation data, but soon dropped to a low of 3.75% in December after the Fed signaled they may start cutting rates in the first half of 2024. As inflation data ticked back up in subsequent months, yields followed suit with 10-year yields ending the reporting period at 4.39%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTI	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-10 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,972	$9,975	$9,974
8/31/14	$10,050	$10,085	$10,038
9/30/14	$10,003	$10,017	$10,002
10/31/14	$10,073	$10,115	$10,074
11/30/14	$10,119	$10,187	$10,126
12/31/14	$10,084	$10,196	$10,099
1/31/15	$10,266	$10,410	$10,265
2/28/15	$10,156	$10,312	$10,173
3/31/15	$10,223	$10,360	$10,228
4/30/15	$10,211	$10,323	$10,218
5/31/15	$10,216	$10,298	$10,222
6/30/15	$10,166	$10,186	$10,181
7/31/15	$10,227	$10,257	$10,223
8/31/15	$10,213	$10,242	$10,228
9/30/15	$10,293	$10,311	$10,307
10/31/15	$10,262	$10,313	$10,272
11/30/15	$10,224	$10,286	$10,238
12/31/15	$10,235	$10,252	$10,218
1/31/16	$10,370	$10,393	$10,385
2/29/16	$10,418	$10,467	$10,438
3/31/16	$10,438	$10,564	$10,458
4/30/16	$10,430	$10,604	$10,455
5/31/16	$10,414	$10,607	$10,439
6/30/16	$10,571	$10,798	$10,593
7/31/16	$10,576	$10,866	$10,597
8/31/16	$10,516	$10,854	$10,547
9/30/16	$10,538	$10,847	$10,565
10/31/16	$10,485	$10,765	$10,512
11/30/16	$10,295	$10,510	$10,329
12/31/16	$10,292	$10,524	$10,326
1/31/17	$10,318	$10,546	$10,347
2/28/17	$10,346	$10,616	$10,378
3/31/17	$10,352	$10,611	$10,383
4/30/17	$10,405	$10,693	$10,438
5/31/17	$10,447	$10,775	$10,480
6/30/17	$10,419	$10,764	$10,452
7/31/17	$10,454	$10,810	$10,485
8/31/17	$10,516	$10,908	$10,550
9/30/17	$10,451	$10,855	$10,487
10/31/17	$10,439	$10,862	$10,473
11/30/17	$10,409	$10,848	$10,441
12/31/17	$10,408	$10,898	$10,444
1/31/18	$10,306	$10,772	$10,342
2/28/18	$10,273	$10,670	$10,311
3/31/18	$10,322	$10,738	$10,365
4/30/18	$10,266	$10,659	$10,305
5/31/18	$10,343	$10,734	$10,393
6/30/18	$10,347	$10,722	$10,390
7/31/18	$10,313	$10,724	$10,355
8/31/18	$10,390	$10,793	$10,437
9/30/18	$10,311	$10,724	$10,353
10/31/18	$10,309	$10,639	$10,349
11/30/18	$10,407	$10,702	$10,446
12/31/18	$10,612	$10,899	$10,656
1/31/19	$10,672	$11,015	$10,715
2/28/19	$10,645	$11,008	$10,693
3/31/19	$10,831	$11,220	$10,873
4/30/19	$10,817	$11,223	$10,864
5/31/19	$11,041	$11,422	$11,084
6/30/19	$11,147	$11,565	$11,201
7/31/19	$11,135	$11,591	$11,176
8/31/19	$11,413	$11,891	$11,460
9/30/19	$11,331	$11,828	$11,382
10/31/19	$11,365	$11,863	$11,411
11/30/19	$11,314	$11,857	$11,366
12/31/19	$11,287	$11,849	$11,342
1/31/20	$11,526	$12,077	$11,575
2/29/20	$11,771	$12,294	$11,830
3/31/20	$12,110	$12,222	$12,142
4/30/20	$12,124	$12,439	$12,187
5/31/20	$12,160	$12,497	$12,218
6/30/20	$12,176	$12,576	$12,232
7/31/20	$12,231	$12,764	$12,292
8/31/20	$12,185	$12,661	$12,251
9/30/20	$12,203	$12,654	$12,264
10/31/20	$12,125	$12,597	$12,188
11/30/20	$12,147	$12,721	$12,210
12/31/20	$12,146	$12,739	$12,212
1/31/21	$12,099	$12,647	$12,159
2/28/21	$11,939	$12,465	$11,992
3/31/21	$11,795	$12,309	$11,854
4/30/21	$11,867	$12,406	$11,927
5/31/21	$11,909	$12,447	$11,983
6/30/21	$11,923	$12,534	$11,983
7/31/21	$12,067	$12,674	$12,127
8/31/21	$12,032	$12,650	$12,093
9/30/21	$11,914	$12,541	$11,976
10/31/21	$11,826	$12,537	$11,887
11/30/21	$11,883	$12,574	$11,943
12/31/21	$11,837	$12,542	$11,907
1/31/22	$11,645	$12,272	$11,706
2/28/22	$11,594	$12,135	$11,652
3/31/22	$11,206	$11,798	$11,266
4/30/22	$10,936	$11,350	$10,995
5/31/22	$11,019	$11,423	$11,077
6/30/22	$10,927	$11,244	$10,987
7/31/22	$11,150	$11,519	$11,206
8/31/22	$10,823	$11,193	$10,885
9/30/22	$10,471	$10,710	$10,528
10/31/22	$10,396	$10,571	$10,453
11/30/22	$10,657	$10,960	$10,716
12/31/22	$10,577	$10,910	$10,657
1/31/23	$10,832	$11,246	$10,895
2/28/23	$10,566	$10,955	$10,628
3/31/23	$10,890	$11,234	$10,952
4/30/23	$10,966	$11,302	$11,033
5/31/23	$10,849	$11,179	$10,918
6/30/23	$10,718	$11,139	$10,784
7/31/23	$10,709	$11,131	$10,776
8/31/23	$10,687	$11,060	$10,755
9/30/23	$10,506	$10,779	$10,578
10/31/23	$10,420	$10,609	$10,488
11/30/23	$10,747	$11,089	$10,810
12/31/23	$11,026	$11,514	$11,112
1/31/24	$11,057	$11,482	$11,124
2/29/24	$10,885	$11,320	$10,955
3/31/24	$10,944	$11,424	$11,021
4/30/24	$10,721	$11,136	$10,791
5/31/24	$10,875	$11,324	$10,944
6/30/24	$10,984	$11,431	$11,060

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTI	2.52%	(0.30%)	0.94%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg 3-10 Year U.S. Treasury Index	2.55%	(0.26%)	1.01%

(1) Effective April 30, 2018, the Fund changed its benchmark from the Bloomberg Intermediate U.S. Treasury Index to the Bloomberg 3-10 Year U.S. Treasury Index. The Fund's performance is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to April 30, 2018.

(2) Index returns represent the Fund's prior benchmark index from June 30, 2014 through April 29, 2018 and the Bloomberg 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,801,347,662
# of Portfolio Holdings	110
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,516,440

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	1.6%
3 to 5 Years	50.1%
5 to 10 Years	49.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.50%, due 11/15/33	2.5%
U.S. Treasury Notes, 2.75%, due 08/15/32	2.3%
U.S. Treasury Notes, 4.13%, due 11/15/32	2.2%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.2%
U.S. Treasury Notes, 3.38%, due 05/15/33	2.1%
U.S. Treasury Notes, 3.50%, due 01/31/28	2.0%
U.S. Treasury Notes, 4.00%, due 02/15/34	2.0%
U.S. Treasury Notes, 1.75%, due 01/31/29	1.9%
U.S. Treasury Notes, 4.13%, due 10/31/27	1.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	1.7%

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.

TSR AR SPTI

SPDR Portfolio Long Term Treasury ETF

SPTL

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Long Term Treasury ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Treasury ETF	$3	0.03%

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high for the committee to start lowering interest rates, and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data prints during the reporting period, with 30-year yields oscillating between 5.11% and 3.95% throughout the reporting period depending on the most recent inflation readings. Since 2023-year end, inflation data ticked back up slowly and yields followed suit, with 10-year yields ending the reporting period at 4.56%.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPTL	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,057	$9,975	$10,055
8/31/14	$10,491	$10,085	$10,463
9/30/14	$10,290	$10,017	$10,269
10/31/14	$10,555	$10,115	$10,551
11/30/14	$10,858	$10,187	$10,843
12/31/14	$11,168	$10,196	$11,154
1/31/15	$12,168	$10,410	$12,108
2/28/15	$11,489	$10,312	$11,461
3/31/15	$11,602	$10,360	$11,595
4/30/15	$11,249	$10,323	$11,235
5/31/15	$10,996	$10,298	$11,056
6/30/15	$10,596	$10,186	$10,633
7/31/15	$11,044	$10,257	$11,005
8/31/15	$10,972	$10,242	$11,003
9/30/15	$11,177	$10,311	$11,172
10/31/15	$11,130	$10,313	$11,111
11/30/15	$11,038	$10,286	$11,020
12/31/15	$11,014	$10,252	$11,018
1/31/16	$11,587	$10,393	$11,572
2/29/16	$11,909	$10,467	$11,917
3/31/16	$11,913	$10,564	$11,917
4/30/16	$11,840	$10,604	$11,857
5/31/16	$11,922	$10,607	$11,951
6/30/16	$12,703	$10,798	$12,685
7/31/16	$12,961	$10,866	$12,969
8/31/16	$12,823	$10,854	$12,846
9/30/16	$12,652	$10,847	$12,639
10/31/16	$12,119	$10,765	$12,123
11/30/16	$11,160	$10,510	$11,224
12/31/16	$11,116	$10,524	$11,164
1/31/17	$11,195	$10,546	$11,208
2/28/17	$11,369	$10,616	$11,382
3/31/17	$11,299	$10,611	$11,320
4/30/17	$11,473	$10,693	$11,494
5/31/17	$11,681	$10,775	$11,722
6/30/17	$11,759	$10,764	$11,769
7/31/17	$11,688	$10,810	$11,696
8/31/17	$12,072	$10,908	$12,097
9/30/17	$11,804	$10,855	$11,836
10/31/17	$11,799	$10,862	$11,826
11/30/17	$11,879	$10,848	$11,911
12/31/17	$12,098	$10,898	$12,116
1/31/18	$11,698	$10,772	$11,725
2/28/18	$11,353	$10,670	$11,373
3/31/18	$11,669	$10,738	$11,718
4/30/18	$11,432	$10,659	$11,490
5/31/18	$11,649	$10,734	$11,734
6/30/18	$11,720	$10,722	$11,755
7/31/18	$11,557	$10,724	$11,582
8/31/18	$11,708	$10,793	$11,765
9/30/18	$11,388	$10,724	$11,416
10/31/18	$11,070	$10,639	$11,068
11/30/18	$11,269	$10,702	$11,278
12/31/18	$11,918	$10,899	$11,895
1/31/19	$11,954	$11,015	$11,975
2/28/19	$11,804	$11,008	$11,828
3/31/19	$12,441	$11,220	$12,450
4/30/19	$12,203	$11,223	$12,227
5/31/19	$13,018	$11,422	$13,027
6/30/19	$13,146	$11,565	$13,201
7/31/19	$13,193	$11,591	$13,222
8/31/19	$14,593	$11,891	$14,611
9/30/19	$14,220	$11,828	$14,246
10/31/19	$14,069	$11,863	$14,124
11/30/19	$14,013	$11,857	$14,051
12/31/19	$13,577	$11,849	$13,659
1/31/20	$14,594	$12,077	$14,594
2/29/20	$15,555	$12,294	$15,571
3/31/20	$16,577	$12,222	$16,514
4/30/20	$16,731	$12,439	$16,848
5/31/20	$16,436	$12,497	$16,533
6/30/20	$16,504	$12,576	$16,555
7/31/20	$17,199	$12,764	$17,254
8/31/20	$16,362	$12,661	$16,511
9/30/20	$16,495	$12,654	$16,574
10/31/20	$15,948	$12,597	$16,075
11/30/20	$16,197	$12,721	$16,268
12/31/20	$16,006	$12,739	$16,077
1/31/21	$15,455	$12,647	$15,497
2/28/21	$14,591	$12,465	$14,634
3/31/21	$13,865	$12,309	$13,904
4/30/21	$14,190	$12,406	$14,228
5/31/21	$14,166	$12,447	$14,292
6/30/21	$14,758	$12,534	$14,803
7/31/21	$15,296	$12,674	$15,343
8/31/21	$15,264	$12,650	$15,311
9/30/21	$14,822	$12,541	$14,872
10/31/21	$15,116	$12,537	$15,149
11/30/21	$15,502	$12,574	$15,551
12/31/21	$15,208	$12,542	$15,330
1/31/22	$14,647	$12,272	$14,695
2/28/22	$14,430	$12,135	$14,480
3/31/22	$13,687	$11,798	$13,707
4/30/22	$12,451	$11,350	$12,488
5/31/22	$12,206	$11,423	$12,252
6/30/22	$12,036	$11,244	$12,071
7/31/22	$12,352	$11,519	$12,394
8/31/22	$11,805	$11,193	$11,845
9/30/22	$10,862	$10,710	$10,909
10/31/22	$10,276	$10,571	$10,304
11/30/22	$10,994	$10,960	$11,033
12/31/22	$10,740	$10,910	$10,845
1/31/23	$11,513	$11,246	$11,540
2/28/23	$10,954	$10,955	$10,993
3/31/23	$11,472	$11,234	$11,514
4/30/23	$11,523	$11,302	$11,574
5/31/23	$11,206	$11,179	$11,250
6/30/23	$11,204	$11,139	$11,248
7/31/23	$10,960	$11,131	$11,004
8/31/23	$10,659	$11,060	$10,698
9/30/23	$9,878	$10,779	$9,917
10/31/23	$9,390	$10,609	$9,428
11/30/23	$10,257	$11,089	$10,291
12/31/23	$11,096	$11,514	$11,177
1/31/24	$10,897	$11,482	$10,931
2/29/24	$10,641	$11,320	$10,682
3/31/24	$10,749	$11,424	$10,813
4/30/24	$10,112	$11,136	$10,154
5/31/24	$10,396	$11,324	$10,444
6/30/24	$10,568	$11,431	$10,616

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPTL	(5.60%)	(4.30%)	0.53%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg Long U.S. Treasury Index	(5.61%)	(4.26%)	0.60%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$10,018,815,154
# of Portfolio Holdings	86
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$2,587,954

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	0.9%
10 to 20 Years	42.6%
20 to 30 Years	56.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.9%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.9%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.5%
U.S. Treasury Bonds, 4.00%, due 11/15/52	2.3%
U.S. Treasury Bonds, 3.63%, due 02/15/53	2.2%
U.S. Treasury Bonds, 3.63%, due 05/15/53	2.2%
U.S. Treasury Bonds, 4.38%, due 08/15/43	2.1%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.1%
U.S. Treasury Bonds, 1.75%, due 08/15/41	2.1%
U.S. Treasury Bonds, 2.88%, due 05/15/52	2.1%

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.06% to 0.03%.

TSR AR SPTL

SPDR Portfolio Short Term Corporate Bond ETF

SPSB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Short Term Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPSB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,984	$9,975	$10,002
8/31/14	$10,009	$10,085	$10,023
9/30/14	$9,993	$10,017	$10,006
10/31/14	$10,019	$10,115	$10,033
11/30/14	$10,022	$10,187	$10,049
12/31/14	$10,002	$10,196	$10,019
1/31/15	$10,047	$10,410	$10,075
2/28/15	$10,061	$10,312	$10,078
3/31/15	$10,080	$10,360	$10,097
4/30/15	$10,077	$10,323	$10,115
5/31/15	$10,073	$10,298	$10,125
6/30/15	$10,061	$10,186	$10,104
7/31/15	$10,080	$10,257	$10,111
8/31/15	$10,046	$10,242	$10,095
9/30/15	$10,081	$10,311	$10,134
10/31/15	$10,100	$10,313	$10,149
11/30/15	$10,119	$10,286	$10,142
12/31/15	$10,086	$10,252	$10,120
1/31/16	$10,082	$10,393	$10,145
2/29/16	$10,125	$10,467	$10,147
3/31/16	$10,189	$10,564	$10,238
4/30/16	$10,226	$10,604	$10,280
5/31/16	$10,217	$10,607	$10,280
6/30/16	$10,284	$10,798	$10,346
7/31/16	$10,315	$10,866	$10,367
8/31/16	$10,306	$10,854	$10,369
9/30/16	$10,320	$10,847	$10,379
10/31/16	$10,318	$10,765	$10,385
11/30/16	$10,274	$10,510	$10,344
12/31/16	$10,300	$10,524	$10,360
1/31/17	$10,317	$10,546	$10,392
2/28/17	$10,342	$10,616	$10,425
3/31/17	$10,353	$10,611	$10,432
4/30/17	$10,378	$10,693	$10,460
5/31/17	$10,404	$10,775	$10,486
6/30/17	$10,409	$10,764	$10,493
7/31/17	$10,449	$10,810	$10,535
8/31/17	$10,471	$10,908	$10,555
9/30/17	$10,470	$10,855	$10,555
10/31/17	$10,476	$10,862	$10,565
11/30/17	$10,448	$10,848	$10,539
12/31/17	$10,462	$10,898	$10,551
1/31/18	$10,434	$10,772	$10,532
2/28/18	$10,401	$10,670	$10,508
3/31/18	$10,414	$10,738	$10,511
4/30/18	$10,420	$10,659	$10,521
5/31/18	$10,455	$10,734	$10,562
6/30/18	$10,453	$10,722	$10,561
7/31/18	$10,485	$10,724	$10,586
8/31/18	$10,531	$10,793	$10,629
9/30/18	$10,530	$10,724	$10,635
10/31/18	$10,525	$10,639	$10,637
11/30/18	$10,539	$10,702	$10,643
12/31/18	$10,613	$10,899	$10,718
1/31/19	$10,704	$11,015	$10,800
2/28/19	$10,733	$11,008	$10,833
3/31/19	$10,805	$11,220	$10,913
4/30/19	$10,835	$11,223	$10,946
5/31/19	$10,893	$11,422	$11,006
6/30/19	$10,969	$11,565	$11,083
7/31/19	$10,979	$11,591	$11,091
8/31/19	$11,056	$11,891	$11,177
9/30/19	$11,072	$11,828	$11,189
10/31/19	$11,111	$11,863	$11,237
11/30/19	$11,121	$11,857	$11,247
12/31/19	$11,161	$11,849	$11,286
1/31/20	$11,220	$12,077	$11,347
2/29/20	$11,278	$12,294	$11,415
3/31/20	$11,002	$12,222	$11,112
4/30/20	$11,263	$12,439	$11,363
5/31/20	$11,386	$12,497	$11,487
6/30/20	$11,462	$12,576	$11,565
7/31/20	$11,506	$12,764	$11,617
8/31/20	$11,527	$12,661	$11,640
9/30/20	$11,522	$12,654	$11,635
10/31/20	$11,531	$12,597	$11,656
11/30/20	$11,568	$12,721	$11,690
12/31/20	$11,594	$12,739	$11,714
1/31/21	$11,590	$12,647	$11,717
2/28/21	$11,588	$12,465	$11,723
3/31/21	$11,585	$12,309	$11,711
4/30/21	$11,602	$12,406	$11,732
5/31/21	$11,620	$12,447	$11,756
6/30/21	$11,611	$12,534	$11,743
7/31/21	$11,625	$12,674	$11,761
8/31/21	$11,626	$12,650	$11,764
9/30/21	$11,624	$12,541	$11,762
10/31/21	$11,581	$12,537	$11,721
11/30/21	$11,551	$12,574	$11,697
12/31/21	$11,567	$12,542	$11,699
1/31/22	$11,470	$12,272	$11,608
2/28/22	$11,412	$12,135	$11,546
3/31/22	$11,277	$11,798	$11,410
4/30/22	$11,190	$11,350	$11,326
5/31/22	$11,270	$11,423	$11,405
6/30/22	$11,168	$11,244	$11,294
7/31/22	$11,278	$11,519	$11,394
8/31/22	$11,176	$11,193	$11,314
9/30/22	$11,026	$10,710	$11,155
10/31/22	$11,008	$10,571	$11,133
11/30/22	$11,158	$10,960	$11,283
12/31/22	$11,184	$10,910	$11,311
1/31/23	$11,306	$11,246	$11,426
2/28/23	$11,228	$10,955	$11,350
3/31/23	$11,344	$11,234	$11,451
4/30/23	$11,398	$11,302	$11,515
5/31/23	$11,375	$11,179	$11,493
6/30/23	$11,372	$11,139	$11,482
7/31/23	$11,437	$11,131	$11,556
8/31/23	$11,469	$11,060	$11,584
9/30/23	$11,453	$10,779	$11,571
10/31/23	$11,479	$10,609	$11,597
11/30/23	$11,656	$11,089	$11,773
12/31/23	$11,815	$11,514	$11,930
1/31/24	$11,862	$11,482	$11,985
2/29/24	$11,833	$11,320	$11,960
3/31/24	$11,902	$11,424	$12,024
4/30/24	$11,873	$11,136	$11,997
5/31/24	$11,966	$11,324	$12,091
6/30/24	$12,020	$11,431	$12,149

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPSB	5.82%	1.86%	1.87%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.83%	1.86%	1.97%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,631,871,014
# of Portfolio Holdings	1,446
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$2,977,377

What did the Portfolio invest in?

Top Sectors

Sector	% Value of Total Net Assets
Financial	46.2%
Consumer, Non-Cyclical	12.6%
Consumer, Cyclical	8.6%
Industrial	7.3%
Technology	7.2%
Utilities	5.4%
Communications	5.3%
Energy	4.7%
Basic Materials	1.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Institutional U.S. Government Money Market Fund, Class G Shares, INST, 5.30%, due 12/31/30	2.9%
Goldman Sachs Bank USA, 5.28%, due 03/18/27	0.5%
Apple, Inc., 2.45%, due 08/04/26	0.4%
AbbVie, Inc., 2.95%, due 11/21/26	0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	0.4%
Microsoft Corp., 2.40%, due 08/08/26	0.4%
Boeing Co., 2.20%, due 02/04/26	0.4%
JPMorgan Chase Bank NA, 5.11%, due 12/08/26	0.4%
Amazon.com, Inc., 1.00%, due 05/12/26	0.4%
Bank of America Corp., 1.32%, due 06/19/26	0.4%

Security Type

Asset	% Value of Total Net Assets
Corporate Bonds & Notes	98.8%
Short-Term Investments	6.4%

TSR AR SPSB

SPDR Portfolio Intermediate Term Corporate Bond ETF

SPIB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPIB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,958	$9,975	$9,985
8/31/14	$10,044	$10,085	$10,071
9/30/14	$9,967	$10,017	$9,986
10/31/14	$10,044	$10,115	$10,056
11/30/14	$10,093	$10,187	$10,109
12/31/14	$10,078	$10,196	$10,071
1/31/15	$10,255	$10,410	$10,264
2/28/15	$10,185	$10,312	$10,221
3/31/15	$10,238	$10,360	$10,262
4/30/15	$10,236	$10,323	$10,263
5/31/15	$10,208	$10,298	$10,254
6/30/15	$10,113	$10,186	$10,150
7/31/15	$10,157	$10,257	$10,180
8/31/15	$10,110	$10,242	$10,147
9/30/15	$10,180	$10,311	$10,222
10/31/15	$10,212	$10,313	$10,248
11/30/15	$10,214	$10,286	$10,239
12/31/15	$10,131	$10,252	$10,180
1/31/16	$10,182	$10,393	$10,235
2/29/16	$10,257	$10,467	$10,280
3/31/16	$10,417	$10,564	$10,461
4/30/16	$10,504	$10,604	$10,548
5/31/16	$10,479	$10,607	$10,541
6/30/16	$10,670	$10,798	$10,695
7/31/16	$10,731	$10,866	$10,775
8/31/16	$10,727	$10,854	$10,782
9/30/16	$10,753	$10,847	$10,790
10/31/16	$10,706	$10,765	$10,760
11/30/16	$10,500	$10,510	$10,566
12/31/16	$10,537	$10,524	$10,592
1/31/17	$10,583	$10,546	$10,633
2/28/17	$10,663	$10,616	$10,715
3/31/17	$10,653	$10,611	$10,715
4/30/17	$10,739	$10,693	$10,804
5/31/17	$10,818	$10,775	$10,879
6/30/17	$10,817	$10,764	$10,875
7/31/17	$10,895	$10,810	$10,955
8/31/17	$10,946	$10,908	$11,015
9/30/17	$10,921	$10,855	$10,989
10/31/17	$10,944	$10,862	$11,008
11/30/17	$10,910	$10,848	$10,974
12/31/17	$10,938	$10,898	$11,001
1/31/18	$10,855	$10,772	$10,915
2/28/18	$10,751	$10,670	$10,830
3/31/18	$10,759	$10,738	$10,837
4/30/18	$10,710	$10,659	$10,788
5/31/18	$10,754	$10,734	$10,848
6/30/18	$10,756	$10,721	$10,826
7/31/18	$10,801	$10,724	$10,874
8/31/18	$10,859	$10,793	$10,940
9/30/18	$10,842	$10,723	$10,913
10/31/18	$10,780	$10,639	$10,864
11/30/18	$10,761	$10,702	$10,863
12/31/18	$10,881	$10,899	$10,976
1/31/19	$11,105	$11,014	$11,172
2/28/19	$11,129	$11,008	$11,214
3/31/19	$11,314	$11,219	$11,396
4/30/19	$11,354	$11,222	$11,451
5/31/19	$11,476	$11,422	$11,567
6/30/19	$11,662	$11,565	$11,753
7/31/19	$11,676	$11,591	$11,780
8/31/19	$11,889	$11,891	$11,985
9/30/19	$11,868	$11,828	$11,958
10/31/19	$11,924	$11,863	$12,032
11/30/19	$11,941	$11,857	$12,037
12/31/19	$11,993	$11,849	$12,089
1/31/20	$12,163	$12,077	$12,266
2/29/20	$12,264	$12,294	$12,386
3/31/20	$11,608	$12,222	$11,708
4/30/20	$12,098	$12,439	$12,177
5/31/20	$12,337	$12,497	$12,399
6/30/20	$12,544	$12,576	$12,601
7/31/20	$12,715	$12,764	$12,791
8/31/20	$12,723	$12,661	$12,791
9/30/20	$12,694	$12,654	$12,768
10/31/20	$12,690	$12,597	$12,773
11/30/20	$12,845	$12,721	$12,926
12/31/20	$12,918	$12,739	$12,993
1/31/21	$12,852	$12,647	$12,943
2/28/21	$12,730	$12,465	$12,838
3/31/21	$12,630	$12,309	$12,708
4/30/21	$12,724	$12,406	$12,802
5/31/21	$12,772	$12,447	$12,876
6/30/21	$12,834	$12,534	$12,925
7/31/21	$12,931	$12,674	$13,027
8/31/21	$12,905	$12,650	$13,002
9/30/21	$12,826	$12,541	$12,935
10/31/21	$12,768	$12,537	$12,864
11/30/21	$12,738	$12,574	$12,844
12/31/21	$12,754	$12,542	$12,863
1/31/22	$12,521	$12,272	$12,619
2/28/22	$12,389	$12,135	$12,482
3/31/22	$12,086	$11,798	$12,187
4/30/22	$11,719	$11,350	$11,836
5/31/22	$11,840	$11,423	$11,942
6/30/22	$11,610	$11,244	$11,709
7/31/22	$11,899	$11,519	$11,987
8/31/22	$11,607	$11,193	$11,739
9/30/22	$11,220	$10,710	$11,344
10/31/22	$11,171	$10,571	$11,297
11/30/22	$11,561	$10,960	$11,661
12/31/22	$11,527	$10,910	$11,653
1/31/23	$11,842	$11,246	$11,947
2/28/23	$11,598	$10,955	$11,711
3/31/23	$11,833	$11,234	$11,944
4/30/23	$11,911	$11,302	$12,037
5/31/23	$11,812	$11,179	$11,945
6/30/23	$11,805	$11,139	$11,925
7/31/23	$11,868	$11,131	$11,996
8/31/23	$11,848	$11,060	$11,975
9/30/23	$11,676	$10,779	$11,810
10/31/23	$11,585	$10,609	$11,721
11/30/23	$12,025	$11,089	$12,157
12/31/23	$12,362	$11,514	$12,503
1/31/24	$12,392	$11,482	$12,527
2/29/24	$12,283	$11,320	$12,416
3/31/24	$12,399	$11,424	$12,535
4/30/24	$12,231	$11,136	$12,366
5/31/24	$12,407	$11,324	$12,541
6/30/24	$12,485	$11,431	$12,627

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPIB	5.90%	1.38%	2.28%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Intermediate Corporate Bond Index	5.89%	1.45%	2.36%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$8,356,479,441
# of Portfolio Holdings	4,670
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$2,966,809

What did the Portfolio invest in?

Top Sectors

Sector	% Value of Total Net Assets
Financial	40.8%
Consumer, Non-Cyclical	14.4%
Industrial	7.7%
Utilities	7.5%
Consumer, Cyclical	7.4%
Communications	6.5%
Technology	6.2%
Energy	5.8%
Basic Materials	2.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.3%
Bank of America Corp., 5.29%, due 04/25/34	0.3%
Citigroup, Inc., 5.45%, due 06/11/35	0.2%
Wells Fargo Bank NA, 5.45%, due 08/07/26	0.2%
Bristol-Myers Squibb Co., 3.25%, due 02/27/27	0.2%
Morgan Stanley, 5.83%, due 04/19/35	0.2%
Wells Fargo & Co., 5.71%, due 04/22/28	0.2%
Bank of America Corp., 1.73%, due 07/22/27	0.1%
Morgan Stanley, 3.88%, due 01/27/26	0.1%
Goldman Sachs Bank USA, 5.41%, due 05/21/27	0.1%

TSR AR SPIB

SPDR Portfolio Long Term Corporate Bond ETF

SPLB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Long Term Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Corporate Bond ETF	$4	0.04%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPLB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Term Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,044	$9,975	$10,018
8/31/14	$10,338	$10,085	$10,307
9/30/14	$10,077	$10,017	$10,007
10/31/14	$10,265	$10,115	$10,190
11/30/14	$10,368	$10,187	$10,294
12/31/14	$10,472	$10,196	$10,405
1/31/15	$11,083	$10,410	$10,986
2/28/15	$10,803	$10,312	$10,732
3/31/15	$10,765	$10,360	$10,748
4/30/15	$10,500	$10,323	$10,502
5/31/15	$10,206	$10,298	$10,297
6/30/15	$9,847	$10,186	$9,914
7/31/15	$10,079	$10,257	$10,072
8/31/15	$9,893	$10,242	$9,948
9/30/15	$9,989	$10,311	$10,023
10/31/15	$10,140	$10,313	$10,103
11/30/15	$10,011	$10,286	$10,052
12/31/15	$9,913	$10,252	$9,926
1/31/16	$9,931	$10,393	$9,918
2/29/16	$10,081	$10,467	$10,084
3/31/16	$10,638	$10,564	$10,604
4/30/16	$10,936	$10,604	$10,878
5/31/16	$10,862	$10,607	$10,868
6/30/16	$11,409	$10,798	$11,308
7/31/16	$11,702	$10,866	$11,653
8/31/16	$11,763	$10,854	$11,710
9/30/16	$11,667	$10,847	$11,596
10/31/16	$11,376	$10,765	$11,367
11/30/16	$10,745	$10,510	$10,837
12/31/16	$10,991	$10,524	$11,004
1/31/17	$11,014	$10,546	$11,017
2/28/17	$11,229	$10,616	$11,237
3/31/17	$11,152	$10,611	$11,153
4/30/17	$11,337	$10,693	$11,335
5/31/17	$11,598	$10,775	$11,580
6/30/17	$11,707	$10,764	$11,705
7/31/17	$11,810	$10,810	$11,791
8/31/17	$11,935	$10,908	$11,942
9/30/17	$11,935	$10,855	$11,935
10/31/17	$12,026	$10,862	$12,031
11/30/17	$12,061	$10,848	$12,066
12/31/17	$12,352	$10,898	$12,333
1/31/18	$12,203	$10,772	$12,173
2/28/18	$11,703	$10,670	$11,756
3/31/18	$11,840	$10,738	$11,834
4/30/18	$11,550	$10,659	$11,604
5/31/18	$11,576	$10,734	$11,662
6/30/18	$11,465	$10,722	$11,498
7/31/18	$11,677	$10,724	$11,691
8/31/18	$11,655	$10,793	$11,721
9/30/18	$11,621	$10,724	$11,650
10/31/18	$11,217	$10,639	$11,227
11/30/18	$11,139	$10,702	$11,171
12/31/18	$11,437	$10,899	$11,441
1/31/19	$11,877	$11,015	$11,852
2/28/19	$11,799	$11,008	$11,839
3/31/19	$12,321	$11,220	$12,353
4/30/19	$12,381	$11,223	$12,437
5/31/19	$12,675	$11,422	$12,723
6/30/19	$13,197	$11,565	$13,247
7/31/19	$13,306	$11,591	$13,406
8/31/19	$14,130	$11,891	$14,193
9/30/19	$13,938	$11,828	$13,990
10/31/19	$13,962	$11,863	$14,070
11/30/19	$14,104	$11,857	$14,160
12/31/19	$14,125	$11,849	$14,176
1/31/20	$14,669	$12,077	$14,738
2/29/20	$14,894	$12,294	$15,027
3/31/20	$13,547	$12,222	$13,536
4/30/20	$14,417	$12,439	$14,540
5/31/20	$14,644	$12,497	$14,704
6/30/20	$15,077	$12,576	$15,074
7/31/20	$15,901	$12,764	$16,008
8/31/20	$15,292	$12,661	$15,433
9/30/20	$15,263	$12,654	$15,362
10/31/20	$15,101	$12,597	$15,280
11/30/20	$16,032	$12,721	$16,102
12/31/20	$16,030	$12,739	$16,152
1/31/21	$15,572	$12,647	$15,717
2/28/21	$15,047	$12,465	$15,216
3/31/21	$14,680	$12,309	$14,777
4/30/21	$14,923	$12,406	$15,033
5/31/21	$15,002	$12,447	$15,196
6/30/21	$15,601	$12,534	$15,758
7/31/21	$15,944	$12,674	$16,120
8/31/21	$15,877	$12,650	$16,043
9/30/21	$15,503	$12,541	$15,739
10/31/21	$15,786	$12,537	$15,975
11/30/21	$15,834	$12,574	$16,038
12/31/21	$15,711	$12,542	$15,969
1/31/22	$14,920	$12,272	$15,073
2/28/22	$14,431	$12,135	$14,551
3/31/22	$13,955	$11,798	$14,147
4/30/22	$12,572	$11,350	$12,766
5/31/22	$12,809	$11,423	$12,894
6/30/22	$12,208	$11,244	$12,337
7/31/22	$12,861	$11,519	$12,930
8/31/22	$12,152	$11,193	$12,348
9/30/22	$11,133	$10,710	$11,269
10/31/22	$10,909	$10,571	$11,016
11/30/22	$11,968	$10,960	$12,016
12/31/22	$11,689	$10,910	$11,878
1/31/23	$12,569	$11,246	$12,698
2/28/23	$11,845	$10,955	$12,006
3/31/23	$12,375	$11,234	$12,525
4/30/23	$12,469	$11,302	$12,619
5/31/23	$12,118	$11,179	$12,269
6/30/23	$12,341	$11,139	$12,458
7/31/23	$12,316	$11,131	$12,441
8/31/23	$12,058	$11,060	$12,199
9/30/23	$11,414	$10,779	$11,557
10/31/23	$10,940	$10,609	$11,071
11/30/23	$12,159	$11,089	$12,273
12/31/23	$13,005	$11,514	$13,176
1/31/24	$12,907	$11,482	$13,061
2/29/24	$12,551	$11,320	$12,706
3/31/24	$12,798	$11,424	$12,954
4/30/24	$12,172	$11,136	$12,315
5/31/24	$12,541	$11,324	$12,662
6/30/24	$12,575	$11,431	$12,729

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPLB	2.35%	(0.95%)	2.35%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Long Term Corporate Bond Index	2.18%	(0.79%)	2.45%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$794,579,635
# of Portfolio Holdings	2,842
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$295,752

What did the Portfolio invest in?

Top Sectors

Sector	% Value of Total Net Assets
Consumer, Non-Cyclical	23.7%
Financial	14.7%
Utilities	13.5%
Communications	12.5%
Energy	9.3%
Industrial	8.7%
Technology	7.9%
Consumer, Cyclical	4.7%
Basic Materials	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
AbbVie, Inc., 5.35%, due 03/15/44	0.3%
Shell International Finance BV, 6.38%, due 12/15/38	0.3%
Warnermedia Holdings, Inc., 5.14%, due 03/15/52	0.3%
AT&T, Inc., 3.55%, due 09/15/55	0.3%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.2%

TSR AR SPLB

SPDR Portfolio Corporate Bond ETF

SPBO

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Corporate Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Corporate Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, and credit spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did credit spreads decline to period lows, resulting in modestly positive performance for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPBO	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,950	$9,975	$9,993
8/31/14	$10,231	$10,085	$10,123
9/30/14	$10,036	$10,017	$9,997
10/31/14	$10,121	$10,115	$10,082
11/30/14	$10,133	$10,187	$10,133
12/31/14	$10,193	$10,196	$10,136
1/31/15	$10,495	$10,410	$10,427
2/28/15	$10,378	$10,312	$10,326
3/31/15	$10,387	$10,360	$10,360
4/30/15	$10,311	$10,323	$10,309
5/31/15	$10,186	$10,298	$10,254
6/30/15	$10,014	$10,186	$10,079
7/31/15	$10,109	$10,257	$10,141
8/31/15	$10,003	$10,242	$10,078
9/30/15	$10,108	$10,311	$10,144
10/31/15	$10,157	$10,313	$10,167
11/30/15	$10,155	$10,286	$10,140
12/31/15	$10,036	$10,252	$10,078
1/31/16	$10,098	$10,393	$10,162
2/29/16	$10,164	$10,467	$10,214
3/31/16	$10,377	$10,564	$10,439
4/30/16	$10,494	$10,604	$10,562
5/31/16	$10,504	$10,607	$10,571
6/30/16	$10,747	$10,798	$10,792
7/31/16	$10,892	$10,866	$10,927
8/31/16	$10,903	$10,854	$10,941
9/30/16	$10,880	$10,847	$10,936
10/31/16	$10,814	$10,765	$10,879
11/30/16	$10,526	$10,510	$10,609
12/31/16	$10,544	$10,524	$10,673
1/31/17	$10,618	$10,546	$10,736
2/28/17	$10,733	$10,616	$10,846
3/31/17	$10,721	$10,611	$10,827
4/30/17	$10,813	$10,693	$10,936
5/31/17	$10,915	$10,775	$11,047
6/30/17	$10,934	$10,764	$11,064
7/31/17	$11,024	$10,810	$11,144
8/31/17	$11,097	$10,908	$11,240
9/30/17	$11,066	$10,855	$11,198
10/31/17	$11,086	$10,862	$11,250
11/30/17	$11,086	$10,848	$11,235
12/31/17	$11,137	$10,898	$11,318
1/31/18	$11,042	$10,772	$11,215
2/28/18	$10,902	$10,670	$11,073
3/31/18	$10,935	$10,738	$11,095
4/30/18	$10,819	$10,659	$11,010
5/31/18	$10,884	$10,734	$11,066
6/30/18	$10,844	$10,722	$11,006
7/31/18	$10,906	$10,724	$11,078
8/31/18	$10,934	$10,793	$11,132
9/30/18	$10,894	$10,724	$11,093
10/31/18	$10,748	$10,639	$10,931
11/30/18	$10,749	$10,702	$10,913
12/31/18	$10,925	$10,899	$11,073
1/31/19	$11,184	$11,015	$11,333
2/28/19	$11,162	$11,008	$11,358
3/31/19	$11,516	$11,220	$11,643
4/30/19	$11,565	$11,223	$11,706
5/31/19	$11,734	$11,422	$11,873
6/30/19	$12,015	$11,565	$12,164
7/31/19	$12,066	$11,591	$12,232
8/31/19	$12,469	$11,891	$12,617
9/30/19	$12,393	$11,828	$12,535
10/31/19	$12,422	$11,863	$12,611
11/30/19	$12,490	$11,857	$12,642
12/31/19	$12,532	$11,849	$12,683
1/31/20	$12,819	$12,077	$12,980
2/29/20	$12,945	$12,294	$13,154
3/31/20	$12,163	$12,222	$12,222
4/30/20	$12,708	$12,439	$12,863
5/31/20	$12,955	$12,497	$13,064
6/30/20	$13,220	$12,576	$13,320
7/31/20	$13,628	$12,764	$13,753
8/31/20	$13,425	$12,661	$13,563
9/30/20	$13,387	$12,654	$13,525
10/31/20	$13,334	$12,597	$13,500
11/30/20	$13,774	$12,721	$13,876
12/31/20	$13,816	$12,739	$13,937
1/31/21	$13,615	$12,647	$13,758
2/28/21	$13,362	$12,465	$13,521
3/31/21	$13,187	$12,309	$13,289
4/30/21	$13,329	$12,406	$13,436
5/31/21	$13,397	$12,447	$13,539
6/30/21	$13,642	$12,534	$13,760
7/31/21	$13,820	$12,674	$13,949
8/31/21	$13,783	$12,650	$13,906
9/30/21	$13,603	$12,541	$13,760
10/31/21	$13,665	$12,537	$13,794
11/30/21	$13,639	$12,574	$13,803
12/31/21	$13,628	$12,542	$13,791
1/31/22	$13,214	$12,272	$13,327
2/28/22	$12,963	$12,135	$13,061
3/31/22	$12,604	$11,798	$12,731
4/30/22	$11,905	$11,350	$12,035
5/31/22	$12,076	$11,423	$12,148
6/30/22	$11,708	$11,244	$11,807
7/31/22	$12,127	$11,519	$12,190
8/31/22	$11,703	$11,193	$11,832
9/30/22	$11,098	$10,710	$11,210
10/31/22	$11,002	$10,571	$11,094
11/30/22	$11,613	$10,960	$11,669
12/31/22	$11,496	$10,910	$11,618
1/31/23	$12,000	$11,246	$12,083
2/28/23	$11,601	$10,955	$11,699
3/31/23	$11,948	$11,234	$12,025
4/30/23	$12,034	$11,302	$12,117
5/31/23	$11,846	$11,179	$11,941
6/30/23	$11,932	$11,139	$11,990
7/31/23	$11,953	$11,131	$12,032
8/31/23	$11,861	$11,060	$11,938
9/30/23	$11,534	$10,779	$11,620
10/31/23	$11,319	$10,609	$11,402
11/30/23	$12,021	$11,089	$12,084
12/31/23	$12,518	$11,514	$12,607
1/31/24	$12,505	$11,482	$12,586
2/29/24	$12,325	$11,320	$12,397
3/31/24	$12,489	$11,424	$12,557
4/30/24	$12,173	$11,136	$12,238
5/31/24	$12,413	$11,324	$12,467
6/30/24	$12,476	$11,431	$12,546

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPBO	4.88%	0.80%	2.27%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Corporate Bond Index	4.63%	0.62%	2.29%

(1) Effective July 31, 2018, the Fund changed its benchmark from the Bloomberg Issuer Scored Corporate Index to the Bloomberg U.S. Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 31, 2018.

(2) Index returns represent the Fund’s prior benchmark index from inception through July 30, 2018 and the Bloomberg U.S. Corporate Bond Index from July 31, 2018 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$1,463,489,405
# of Portfolio Holdings	5,044
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$335,714

What did the Portfolio invest in?

Top Sectors

Sector	% Value of Total Net Assets
Financial	32.4%
Consumer, Non-Cyclical	17.6%
Utilities	9.1%
Communications	8.7%
Industrial	7.5%
Energy	6.9%
Technology	6.8%
Consumer, Cyclical	6.4%
Basic Materials	2.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.2%
Bank of America Corp., 5.08%, due 01/20/27	0.2%
JPMorgan Chase & Co., 1.04%, due 02/04/27	0.2%
Wells Fargo & Co., 3.55%, due 09/29/25	0.2%
General Motors Financial Co., Inc., 4.00%, due 10/06/26	0.2%
Bank of America Corp., 2.50%, due 02/13/31	0.2%
Bank of America Corp., 4.45%, due 03/03/26	0.1%
Wells Fargo & Co., 3.20%, due 06/17/27	0.1%
AbbVie, Inc., 2.95%, due 11/21/26	0.1%
Amgen, Inc., 5.65%, due 03/02/53	0.1%

TSR AR SPBO

SPDR Portfolio Mortgage Backed Bond ETF

SPMB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Mortgage Backed Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Mortgage Backed Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Markets were sensitive to data during the reporting period, and mortgage spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads,  which resulted in modestly positive returns for the period. However, mortgage rates are still elevated at 7.25% due to higher rates and a tight housing market.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,945	$9,975	$9,941
8/31/14	$10,036	$10,085	$10,034
9/30/14	$10,014	$10,017	$10,018
10/31/14	$10,137	$10,115	$10,115
11/30/14	$10,239	$10,187	$10,181
12/31/14	$10,183	$10,196	$10,197
1/31/15	$10,284	$10,410	$10,284
2/28/15	$10,297	$10,312	$10,267
3/31/15	$10,328	$10,360	$10,305
4/30/15	$10,343	$10,323	$10,309
5/31/15	$10,288	$10,298	$10,307
6/30/15	$10,204	$10,186	$10,228
7/31/15	$10,302	$10,257	$10,293
8/31/15	$10,317	$10,242	$10,301
9/30/15	$10,360	$10,311	$10,362
10/31/15	$10,368	$10,313	$10,369
11/30/15	$10,349	$10,286	$10,354
12/31/15	$10,345	$10,252	$10,351
1/31/16	$10,480	$10,393	$10,485
2/29/16	$10,536	$10,467	$10,525
3/31/16	$10,550	$10,564	$10,556
4/30/16	$10,562	$10,604	$10,573
5/31/16	$10,581	$10,607	$10,587
6/30/16	$10,634	$10,798	$10,673
7/31/16	$10,684	$10,866	$10,694
8/31/16	$10,679	$10,854	$10,707
9/30/16	$10,714	$10,847	$10,737
10/31/16	$10,677	$10,765	$10,709
11/30/16	$10,460	$10,510	$10,526
12/31/16	$10,472	$10,524	$10,526
1/31/17	$10,484	$10,546	$10,523
2/28/17	$10,525	$10,616	$10,573
3/31/17	$10,521	$10,611	$10,576
4/30/17	$10,570	$10,693	$10,645
5/31/17	$10,643	$10,775	$10,711
6/30/17	$10,590	$10,764	$10,668
7/31/17	$10,641	$10,810	$10,716
8/31/17	$10,706	$10,908	$10,794
9/30/17	$10,691	$10,855	$10,771
10/31/17	$10,674	$10,862	$10,767
11/30/17	$10,682	$10,848	$10,752
12/31/17	$10,690	$10,898	$10,788
1/31/18	$10,567	$10,772	$10,662
2/28/18	$10,497	$10,670	$10,591
3/31/18	$10,566	$10,738	$10,659
4/30/18	$10,484	$10,659	$10,606
5/31/18	$10,564	$10,734	$10,680
6/30/18	$10,556	$10,721	$10,685
7/31/18	$10,570	$10,724	$10,674
8/31/18	$10,620	$10,793	$10,739
9/30/18	$10,575	$10,723	$10,673
10/31/18	$10,520	$10,639	$10,605
11/30/18	$10,612	$10,702	$10,701
12/31/18	$10,792	$10,899	$10,895
1/31/19	$10,874	$11,014	$10,981
2/28/19	$10,877	$11,008	$10,971
3/31/19	$11,030	$11,219	$11,131
4/30/19	$11,029	$11,222	$11,125
5/31/19	$11,149	$11,422	$11,268
6/30/19	$11,262	$11,565	$11,349
7/31/19	$11,270	$11,591	$11,395
8/31/19	$11,391	$11,891	$11,497
9/30/19	$11,407	$11,828	$11,505
10/31/19	$11,436	$11,863	$11,546
11/30/19	$11,442	$11,857	$11,555
12/31/19	$11,463	$11,849	$11,587
1/31/20	$11,555	$12,077	$11,668
2/29/20	$11,669	$12,294	$11,789
3/31/20	$11,768	$12,222	$11,914
4/30/20	$11,906	$12,439	$11,989
5/31/20	$11,907	$12,497	$12,004
6/30/20	$11,885	$12,576	$11,993
7/31/20	$11,923	$12,764	$12,014
8/31/20	$11,923	$12,661	$12,019
9/30/20	$11,916	$12,654	$12,006
10/31/20	$11,904	$12,597	$12,001
11/30/20	$11,912	$12,721	$12,010
12/31/20	$11,934	$12,739	$12,036
1/31/21	$11,948	$12,647	$12,045
2/28/21	$11,843	$12,465	$11,965
3/31/21	$11,765	$12,309	$11,903
4/30/21	$11,843	$12,406	$11,969
5/31/21	$11,805	$12,447	$11,948
6/30/21	$11,807	$12,534	$11,943
7/31/21	$11,871	$12,674	$12,018
8/31/21	$11,858	$12,650	$11,998
9/30/21	$11,819	$12,541	$11,955
10/31/21	$11,777	$12,537	$11,932
11/30/21	$11,771	$12,574	$11,921
12/31/21	$11,760	$12,542	$11,910
1/31/22	$11,579	$12,272	$11,734
2/28/22	$11,459	$12,135	$11,620
3/31/22	$11,149	$11,798	$11,317
4/30/22	$10,759	$11,350	$10,919
5/31/22	$10,870	$11,423	$11,038
6/30/22	$10,718	$11,244	$10,862
7/31/22	$11,054	$11,519	$11,211
8/31/22	$10,682	$11,193	$10,827
9/30/22	$10,131	$10,710	$10,281
10/31/22	$10,005	$10,571	$10,134
11/30/22	$10,420	$10,960	$10,547
12/31/22	$10,351	$10,910	$10,501
1/31/23	$10,711	$11,246	$10,847
2/28/23	$10,415	$10,955	$10,560
3/31/23	$10,623	$11,234	$10,766
4/30/23	$10,681	$11,302	$10,822
5/31/23	$10,601	$11,179	$10,742
6/30/23	$10,571	$11,139	$10,697
7/31/23	$10,549	$11,131	$10,689
8/31/23	$10,459	$11,060	$10,601
9/30/23	$10,131	$10,779	$10,263
10/31/23	$9,909	$10,609	$10,051
11/30/23	$10,433	$11,089	$10,575
12/31/23	$10,875	$11,514	$11,031
1/31/24	$10,846	$11,482	$10,980
2/29/24	$10,650	$11,320	$10,801
3/31/24	$10,761	$11,424	$10,915
4/30/24	$10,442	$11,136	$10,585
5/31/24	$10,642	$11,324	$10,797
6/30/24	$10,781	$11,431	$10,922

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPMB	2.07%	(0.85%)	0.73%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. MBS Index	2.12%	(0.76%)	0.89%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$5,181,726,321
# of Portfolio Holdings	2,429
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,882,747

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Government Agency Obligations	97.5%
Bonds and Notes	1.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Federal National Mortgage Association, 2.00%, due 02/01/52	1.5%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.3%
Federal National Mortgage Association, 2.00%, due 07/01/51	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 01/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 02/01/51	0.8%
Federal National Mortgage Association, 4.50%, due 08/01/52	0.8%
Federal Home Loan Mortgage Corp., 2.00%, due 11/01/51	0.8%
Federal Home Loan Mortgage Corp., 2.50%, due 09/01/51	0.8%
Federal National Mortgage Association, 2.00%, due 03/01/51	0.8%

TSR AR SPMB

SPDR Portfolio Aggregate Bond ETF

SPAB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Aggregate Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Aggregate Bond ETF	$3	0.03%

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Fixed income markets were sensitive to data during the reporting period, with Treasury yields and credit spreads both increasing to period highs in the fourth quarter as inflation remained stubborn. However, as soon as inflation readings eased, so too did yields and spreads, resulting in modestly positive performance for the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPAB	Bloomberg Global Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,956	$9,910	$9,975
8/31/14	$10,064	$9,964	$10,085
9/30/14	$10,021	$9,686	$10,017
10/31/14	$10,101	$9,687	$10,115
11/30/14	$10,183	$9,652	$10,187
12/31/14	$10,212	$9,586	$10,196
1/31/15	$10,412	$9,570	$10,410
2/28/15	$10,321	$9,493	$10,312
3/31/15	$10,365	$9,401	$10,360
4/30/15	$10,323	$9,501	$10,323
5/31/15	$10,272	$9,332	$10,298
6/30/15	$10,158	$9,291	$10,186
7/31/15	$10,250	$9,312	$10,257
8/31/15	$10,210	$9,322	$10,242
9/30/15	$10,297	$9,370	$10,311
10/31/15	$10,318	$9,390	$10,313
11/30/15	$10,262	$9,234	$10,286
12/31/15	$10,244	$9,283	$10,252
1/31/16	$10,364	$9,364	$10,393
2/29/16	$10,452	$9,572	$10,467
3/31/16	$10,563	$9,831	$10,564
4/30/16	$10,593	$9,962	$10,604
5/31/16	$10,597	$9,828	$10,607
6/30/16	$10,785	$9,696	$10,798
7/31/16	$10,856	$9,979	$10,866
8/31/16	$10,824	$10,055	$10,854
9/30/16	$10,829	$10,006	$10,847
10/31/16	$10,728	$10,061	$10,765
11/30/16	$10,467	$9,782	$10,510
12/31/16	$10,492	$9,393	$10,524
1/31/17	$10,514	$9,350	$10,546
2/28/17	$10,575	$9,455	$10,616
3/31/17	$10,577	$9,500	$10,611
4/30/17	$10,667	$9,515	$10,693
5/31/17	$10,742	$9,622	$10,775
6/30/17	$10,738	$9,771	$10,764
7/31/17	$10,783	$9,762	$10,810
8/31/17	$10,882	$9,926	$10,908
9/30/17	$10,825	$10,025	$10,855
10/31/17	$10,831	$9,934	$10,862
11/30/17	$10,831	$9,897	$10,848
12/31/17	$10,879	$10,007	$10,898
1/31/18	$10,739	$10,041	$10,772
2/28/18	$10,631	$10,161	$10,670
3/31/18	$10,701	$10,071	$10,738
4/30/18	$10,612	$10,178	$10,659
5/31/18	$10,683	$10,015	$10,734
6/30/18	$10,679	$9,939	$10,722
7/31/18	$10,688	$9,895	$10,724
8/31/18	$10,754	$9,878	$10,793
9/30/18	$10,687	$9,889	$10,724
10/31/18	$10,602	$9,803	$10,639
11/30/18	$10,665	$9,694	$10,702
12/31/18	$10,851	$9,724	$10,899
1/31/19	$10,966	$9,921	$11,015
2/28/19	$10,959	$10,072	$11,008
3/31/19	$11,183	$10,014	$11,220
4/30/19	$11,185	$10,139	$11,223
5/31/19	$11,379	$10,109	$11,422
6/30/19	$11,519	$10,246	$11,565
7/31/19	$11,543	$10,473	$11,591
8/31/19	$11,848	$10,444	$11,891
9/30/19	$11,789	$10,657	$11,828
10/31/19	$11,804	$10,548	$11,863
11/30/19	$11,810	$10,618	$11,857
12/31/19	$11,799	$10,538	$11,849
1/31/20	$12,034	$10,599	$12,077
2/29/20	$12,229	$10,735	$12,294
3/31/20	$12,167	$10,807	$12,222
4/30/20	$12,358	$10,565	$12,439
5/31/20	$12,437	$10,772	$12,497
6/30/20	$12,525	$10,819	$12,576
7/31/20	$12,703	$10,915	$12,764
8/31/20	$12,594	$11,264	$12,661
9/30/20	$12,580	$11,246	$12,654
10/31/20	$12,509	$11,206	$12,597
11/30/20	$12,657	$11,217	$12,721
12/31/20	$12,677	$11,421	$12,739
1/31/21	$12,583	$11,574	$12,647
2/28/21	$12,391	$11,472	$12,465
3/31/21	$12,242	$11,275	$12,309
4/30/21	$12,337	$11,058	$12,406
5/31/21	$12,359	$11,197	$12,447
6/30/21	$12,464	$11,303	$12,534
7/31/21	$12,598	$11,203	$12,674
8/31/21	$12,578	$11,352	$12,650
9/30/21	$12,457	$11,305	$12,541
10/31/21	$12,461	$11,104	$12,537
11/30/21	$12,494	$11,077	$12,574
12/31/21	$12,448	$11,045	$12,542
1/31/22	$12,196	$11,029	$12,272
2/28/22	$12,064	$10,803	$12,135
3/31/22	$11,722	$10,675	$11,798
4/30/22	$11,272	$10,350	$11,350
5/31/22	$11,362	$9,783	$11,423
6/30/22	$11,177	$9,809	$11,244
7/31/22	$11,462	$9,495	$11,519
8/31/22	$11,120	$9,696	$11,193
9/30/22	$10,647	$9,314	$10,710
10/31/22	$10,517	$8,835	$10,571
11/30/22	$10,907	$8,775	$10,960
12/31/22	$10,822	$9,187	$10,910
1/31/23	$11,184	$9,237	$11,246
2/28/23	$10,880	$9,540	$10,955
3/31/23	$11,165	$9,223	$11,234
4/30/23	$11,227	$9,515	$11,302
5/31/23	$11,105	$9,557	$11,179
6/30/23	$11,074	$9,370	$11,139
7/31/23	$11,061	$9,369	$11,131
8/31/23	$10,992	$9,434	$11,060
9/30/23	$10,712	$9,305	$10,779
10/31/23	$10,542	$9,033	$10,609
11/30/23	$11,034	$8,925	$11,089
12/31/23	$11,430	$9,375	$11,514
1/31/24	$11,407	$9,765	$11,482
2/29/24	$11,245	$9,630	$11,320
3/31/24	$11,343	$9,509	$11,424
4/30/24	$11,059	$9,562	$11,136
5/31/24	$11,252	$9,320	$11,324
6/30/24	$11,352	$9,456	$11,431

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPAB	2.62%	(0.29%)	1.29%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02%)	(0.42%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,846,101,071
# of Portfolio Holdings	7,395
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,199,574

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	37.8%
U.S. Government Agency Obligations	26.7%
Corporate Bonds & Notes	21.5%
Bonds and Notes	8.3%
Foreign Government Obligations	2.6%
Short-Term Investments	2.2%
Mortgage-Backed Securities	0.8%
Municipal Bonds & Notes	0.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.50%, due 04/15/27	0.8%
U.S. Treasury Notes, 4.63%, due 05/31/31	0.7%
U.S. Treasury Notes, 4.25%, due 06/30/29	0.6%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.6%
U.S. Treasury Notes, 4.00%, due 01/31/31	0.5%
U.S. Treasury Notes, 3.63%, due 03/31/28	0.5%
U.S. Treasury Bonds, 3.88%, due 02/15/43	0.4%
U.S. Treasury Bonds, 4.63%, due 02/15/40	0.4%
U.S. Treasury Notes, 4.63%, due 02/28/26	0.4%
U.S. Treasury Bonds, 4.50%, due 02/15/44	0.4%

TSR AR SPAB

SPDR Portfolio High Yield Bond ETF

SPHY

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio High Yield Bond ETF (the "Portfolio") for the year ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio High Yield Bond ETF	$5	0.05%

Effective August 1, 2023 the management fee was reduced from 0.10% to 0.05%.

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following record high inflation stemming from the 2020 pandemic, the Fed embarked on an aggressive hiking path that saw a 5.25% increase in interest rates, with the last 25bp rate hike occurring in July 2023. The Fed has been on pause ever since, waiting for the economy to fully absorb the effects from their policy tightening. By the end of the reporting period, the Fed still deemed inflation too high to start lowering interest rates and reiterated the importance of seeing more “good data”, with lower CPI and PCE readings being the most important indicators of a cooling economy. Markets were sensitive to data during the reporting period, and high yield spreads increased to period highs in the fourth quarter as inflation remained stubborn. However, as inflation readings eased, so too did spreads which, in conjunction with a more risk-on market mentality, resulted in positive performance for the fund.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SPHY	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,905	$9,975	$9,930
8/31/14	$10,118	$10,085	$10,093
9/30/14	$9,909	$10,017	$9,929
10/31/14	$10,084	$10,115	$10,063
11/30/14	$9,987	$10,187	$10,065
12/31/14	$10,025	$10,196	$10,021
1/31/15	$10,194	$10,410	$10,217
2/28/15	$10,253	$10,312	$10,280
3/31/15	$10,234	$10,360	$10,270
4/30/15	$10,195	$10,323	$10,281
5/31/15	$10,185	$10,298	$10,267
6/30/15	$10,004	$10,186	$10,099
7/31/15	$10,010	$10,257	$10,119
8/31/15	$9,939	$10,242	$10,011
9/30/15	$9,843	$10,311	$9,931
10/31/15	$10,028	$10,313	$10,122
11/30/15	$9,904	$10,286	$10,026
12/31/15	$9,662	$10,252	$9,867
1/31/16	$9,654	$10,393	$9,824
2/29/16	$9,750	$10,467	$9,921
3/31/16	$10,105	$10,564	$10,253
4/30/16	$10,363	$10,604	$10,494
5/31/16	$10,363	$10,607	$10,501
6/30/16	$10,547	$10,798	$10,669
7/31/16	$10,724	$10,866	$10,879
8/31/16	$10,893	$10,854	$10,983
9/30/16	$10,932	$10,847	$10,995
10/31/16	$10,892	$10,765	$10,970
11/30/16	$10,624	$10,510	$10,785
12/31/16	$10,797	$10,524	$10,903
1/31/17	$10,968	$10,546	$10,987
2/28/17	$11,020	$10,616	$11,107
3/31/17	$11,075	$10,611	$11,091
4/30/17	$11,167	$10,693	$11,221
5/31/17	$11,302	$10,775	$11,337
6/30/17	$11,321	$10,764	$11,373
7/31/17	$11,371	$10,810	$11,474
8/31/17	$11,474	$10,908	$11,527
9/30/17	$11,516	$10,855	$11,565
10/31/17	$11,534	$10,862	$11,610
11/30/17	$11,490	$10,848	$11,594
12/31/17	$11,576	$10,898	$11,651
1/31/18	$11,510	$10,772	$11,617
2/28/18	$11,367	$10,670	$11,467
3/31/18	$11,304	$10,738	$11,445
4/30/18	$11,261	$10,659	$11,411
5/31/18	$11,261	$10,734	$11,414
6/30/18	$11,222	$10,722	$11,379
7/31/18	$11,361	$10,724	$11,494
8/31/18	$11,432	$10,793	$11,573
9/30/18	$11,439	$10,724	$11,579
10/31/18	$11,254	$10,639	$11,418
11/30/18	$11,226	$10,702	$11,381
12/31/18	$11,197	$10,899	$11,372
1/31/19	$11,601	$11,015	$11,736
2/28/19	$11,678	$11,008	$11,856
3/31/19	$11,916	$11,220	$12,084
4/30/19	$12,046	$11,223	$12,254
5/31/19	$11,850	$11,422	$12,098
6/30/19	$12,149	$11,565	$12,394
7/31/19	$12,225	$11,591	$12,458
8/31/19	$12,251	$11,891	$12,506
9/30/19	$12,348	$11,828	$12,546
10/31/19	$12,345	$11,863	$12,575
11/30/19	$12,408	$11,857	$12,610
12/31/19	$12,691	$11,849	$12,873
1/31/20	$12,662	$12,077	$12,874
2/29/20	$12,500	$12,294	$12,674
3/31/20	$10,985	$12,222	$11,184
4/30/20	$11,556	$12,439	$11,609
5/31/20	$12,023	$12,497	$12,140
6/30/20	$12,139	$12,576	$12,258
7/31/20	$12,695	$12,764	$12,844
8/31/20	$12,789	$12,661	$12,970
9/30/20	$12,663	$12,654	$12,835
10/31/20	$12,775	$12,597	$12,895
11/30/20	$13,250	$12,721	$13,411
12/31/20	$13,542	$12,739	$13,667
1/31/21	$13,548	$12,647	$13,719
2/28/21	$13,591	$12,465	$13,767
3/31/21	$13,703	$12,309	$13,791
4/30/21	$13,831	$12,406	$13,942
5/31/21	$13,855	$12,447	$13,982
6/30/21	$14,064	$12,534	$14,173
7/31/21	$14,103	$12,674	$14,224
8/31/21	$14,176	$12,650	$14,301
9/30/21	$14,181	$12,541	$14,306
10/31/21	$14,151	$12,537	$14,281
11/30/21	$13,999	$12,574	$14,134
12/31/21	$14,305	$12,542	$14,400
1/31/22	$13,931	$12,272	$14,004
2/28/22	$13,803	$12,135	$13,878
3/31/22	$13,645	$11,798	$13,750
4/30/22	$13,098	$11,350	$13,250
5/31/22	$13,257	$11,423	$13,283
6/30/22	$12,364	$11,244	$12,379
7/31/22	$13,118	$11,519	$13,125
8/31/22	$12,681	$11,193	$12,810
9/30/22	$12,188	$10,710	$12,295
10/31/22	$12,572	$10,571	$12,645
11/30/22	$12,976	$10,960	$12,882
12/31/22	$12,787	$10,910	$12,785
1/31/23	$13,262	$11,246	$13,285
2/28/23	$13,055	$10,955	$13,113
3/31/23	$13,300	$11,234	$13,260
4/30/23	$13,354	$11,302	$13,388
5/31/23	$13,222	$11,179	$13,261
6/30/23	$13,473	$11,139	$13,477
7/31/23	$13,650	$11,131	$13,669
8/31/23	$13,686	$11,060	$13,708
9/30/23	$13,466	$10,779	$13,548
10/31/23	$13,339	$10,609	$13,381
11/30/23	$13,957	$11,089	$13,989
12/31/23	$14,425	$11,514	$14,505
1/31/24	$14,474	$11,482	$14,508
2/29/24	$14,512	$11,320	$14,551
3/31/24	$14,678	$11,424	$14,724
4/30/24	$14,511	$11,136	$14,577
5/31/24	$14,740	$11,324	$14,742
6/30/24	$14,816	$11,431	$14,885

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SPHY	10.47%	4.07%	4.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
ICE BofA US High Yield Index	10.45%	3.73%	4.06%

(1) Effective April 1, 2019, the Fund changed its benchmark from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofAML US High Yield Index . The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April 1, 2019.

(2) Index returns represent the Fund’s prior benchmark index from June 30, 2014 until April 1, 2019 and the ICE BofA US High Yield Index from April 1, 2019 through June 30, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$4,675,487,746
# of Portfolio Holdings	1,920
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,627,211

What did the Portfolio invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Consumer, Cyclical	20.1%
Consumer, Non-Cyclical	14.8%
Communications	14.0%
Financial	13.0%
Energy	12.5%
Industrial	10.5%
Basic Materials	5.2%
Technology	5.1%
Utilities	2.8%
Diversified	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.3%
HUB International Ltd., 7.25%, due 06/15/30	0.3%
Carnival Corp., 5.75%, due 03/01/27	0.2%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, due 08/15/27	0.2%
DISH Network Corp., 11.75%, due 11/15/27	0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.2%

Security Type

Asset	% Value of Total Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	7.0%

Material Fund Changes

Effective August 1, 2023 the management fee was reduced from 0.10% to 0.05%.

TSR AR SPHY

SPDR Portfolio Treasury ETF

SPTB

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Portfolio Treasury ETF (the "Portfolio") for the period ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Portfolio by contacting us at 1-866-787-2257.

What were the Portfolio costs for the last year?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Treasury ETF	$0	0.03%

The dollar amounts above reflect expenses paid since the commencement of operations on May 21, 2024. Expenses for the full reporting period would be higher. Performance information is not provided since the Fund has less than six months of operations.

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$24,182,493
# of Portfolio Holdings	271
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$812

What did the Portfolio invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	19.0%
2 to 3 Years	14.2%
3 to 5 Years	23.6%
5 to 10 Years	23.3%
10 to 20 Years	8.2%
20 to 30 Years	11.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.8%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%

TSR AR SPTB

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,485,013 and $1,425,788, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the aggregate tax fees billed for professional services rendered by the principal accountant were $216,969 and $214,191, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,387,702 and $9,540,002, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2024 (in millions)	FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.3	$17.9
Tax Fees	$3.1	$5.6
All Other Fees	$15	$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2024
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CAPITAL MARKETS — 1.0%
SEI Investments Co.	22,785	$1,473,962
COMMUNICATIONS EQUIPMENT — 0.8%
Calix, Inc. (a)	32,691	1,158,242
CONSUMER FINANCE — 0.6%
Upstart Holdings, Inc. (a) (b)	37,050	874,009
DIVERSIFIED CONSUMER SERVICES — 0.9%
Duolingo, Inc. (a)	6,447	1,345,295
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.0%
Advanced Energy Industries, Inc.	14,226	1,547,220
Arlo Technologies, Inc. (a)	145,763	1,900,750
Daktronics, Inc. (a)	162,472	2,266,484
PAR Technology Corp. (a) (b)	34,521	1,625,594
		7,340,048
ENTERTAINMENT — 5.2%
Electronic Arts, Inc.	9,919	1,382,014
Netflix, Inc. (a)	2,990	2,017,891
ROBLOX Corp. Class A (a)	33,473	1,245,531
Roku, Inc. (a)	13,315	797,968
Spotify Technology SA (a)	6,947	2,179,899
		7,623,303
FINANCIAL SERVICES — 2.4%
Block, Inc. (a)	19,898	1,283,222
Toast, Inc. Class A (a)	89,425	2,304,482
		3,587,704
HEALTH CARE TECHNOLOGY — 2.1%
Doximity, Inc. Class A (a)	56,027	1,567,075
Veeva Systems, Inc. Class A (a)	8,068	1,476,525
		3,043,600
INTERACTIVE MEDIA & SERVICES — 3.9%
Meta Platforms, Inc. Class A	4,092	2,063,268
Pinterest, Inc. Class A (a)	39,208	1,727,897
Yandex NV Class A (a) (c)	16,668	—
ZipRecruiter, Inc. Class A (a)	101,611	923,644
ZoomInfo Technologies, Inc. (a)	87,603	1,118,690
		5,833,499
IT SERVICES — 9.5%
Amdocs Ltd.	15,892	1,254,197
Cognizant Technology Solutions Corp. Class A	19,494	1,325,592
DigitalOcean Holdings, Inc. (a)	44,030	1,530,043
EPAM Systems, Inc. (a)	5,182	974,786
Fastly, Inc. Class A (a)	79,351	584,817
Globant SA (a)	6,000	1,069,560
Kyndryl Holdings, Inc. (a)	74,489	1,959,806
MongoDB, Inc. (a)	3,588	896,856
Okta, Inc. (a)	19,156	1,793,193
Perficient, Inc. (a)	21,186	1,584,501
Security Description	Shares	Value
Twilio, Inc. Class A (a)	19,435	$1,104,102
		14,077,453
MEDIA — 4.7%
Integral Ad Science Holding Corp. (a)	97,545	948,137
Magnite, Inc. (a)	161,841	2,150,867
Perion Network Ltd. (a)	49,100	409,985
PubMatic, Inc. Class A (a)	80,030	1,625,409
Trade Desk, Inc. Class A (a)	19,356	1,890,501
		7,024,899
PROFESSIONAL SERVICES — 6.4%
Alight, Inc. Class A (a)	172,295	1,271,537
ASGN, Inc. (a)	15,127	1,333,748
Clarivate PLC (a) (b)	170,562	970,498
Concentrix Corp.	14,542	920,218
Fiverr International Ltd. (a) (b)	51,405	1,204,419
Genpact Ltd.	39,834	1,282,256
SS&C Technologies Holdings, Inc.	23,972	1,502,325
Upwork, Inc. (a)	97,661	1,049,856
		9,534,857
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.4%
Opendoor Technologies, Inc. (a) (b)	373,977	688,118
Zillow Group, Inc. Class C (a)	29,421	1,364,840
		2,052,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.5%
Advanced Micro Devices, Inc. (a)	10,641	1,726,077
Camtek Ltd. (b)	21,893	2,741,879
GLOBALFOUNDRIES, Inc. (a)	26,167	1,323,003
Impinj, Inc. (a)	16,508	2,587,959
KLA Corp.	2,500	2,061,275
MaxLinear, Inc. (a)	70,848	1,426,879
Monolithic Power Systems, Inc.	2,396	1,968,745
NVIDIA Corp.	28,618	3,535,468
Onto Innovation, Inc. (a)	9,864	2,165,740
SiTime Corp. (a)	11,878	1,477,386
Tower Semiconductor Ltd. (a)	48,188	1,894,270
		22,908,681
SOFTWARE — 37.7%
Agilysys, Inc. (a)	16,308	1,698,315
Appian Corp. Class A (a) (b)	37,507	1,157,466
AppLovin Corp. Class A (a)	36,800	3,062,496
Asana, Inc. Class A (a) (b)	70,316	983,721
Braze, Inc. Class A (a)	25,263	981,215
Check Point Software Technologies Ltd. (a)	9,460	1,560,900
Clearwater Analytics Holdings, Inc. Class A (a)	71,206	1,318,735
Crowdstrike Holdings, Inc. Class A (a)	5,747	2,202,193
CyberArk Software Ltd. (a)	6,851	1,873,200
Datadog, Inc. Class A (a)	12,144	1,574,955
Digital Turbine, Inc. (a)	222,209	368,867

See accompanying notes to financial statements.
1

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
DocuSign, Inc. (a)	27,568	$1,474,888
DoubleVerify Holdings, Inc. (a)	40,950	797,297
Dynatrace, Inc. (a)	25,237	1,129,103
Fortinet, Inc. (a)	26,301	1,585,161
Gitlab, Inc. Class A (a)	23,233	1,155,145
HashiCorp, Inc. Class A (a)	65,893	2,219,935
Intapp, Inc. (a)	38,058	1,395,587
Jamf Holding Corp. (a)	80,168	1,322,772
Lightspeed Commerce, Inc. (a) (b)	80,250	1,098,622
LiveRamp Holdings, Inc. (a)	39,945	1,235,898
Monday.com Ltd. (a)	7,762	1,868,779
nCino, Inc. (a)	46,625	1,466,356
Olo, Inc. Class A (a)	239,153	1,057,056
PagerDuty, Inc. (a)	62,063	1,423,105
Pegasystems, Inc.	26,267	1,589,942
PROS Holdings, Inc. (a)	36,860	1,056,039
Q2 Holdings, Inc. (a)	35,872	2,164,158
Qualys, Inc. (a)	7,156	1,020,446
Rapid7, Inc. (a)	24,099	1,041,800
Riot Platforms, Inc. (a) (b)	86,406	789,751
Samsara, Inc. Class A (a)	40,739	1,372,904
SentinelOne, Inc. Class A (a)	57,135	1,202,692
Smartsheet, Inc. Class A (a)	31,084	1,370,183
SPS Commerce, Inc. (a)	7,550	1,420,608
Tenable Holdings, Inc. (a)	33,331	1,452,565
Teradata Corp. (a)	31,580	1,091,405
UiPath, Inc. Class A (a)	55,546	704,323
Unity Software, Inc. (a)	41,992	682,790
Varonis Systems, Inc. (a)	31,455	1,508,896
Zscaler, Inc. (a)	6,863	1,319,000
		55,799,269
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Super Micro Computer, Inc. (a)	5,086	4,167,214
TOTAL COMMON STOCKS (Cost $177,406,146)		147,844,993
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	188,524	$188,580
State Street Navigator Securities Lending Portfolio II (f) (g)	4,587,265	4,587,265
TOTAL SHORT-TERM INVESTMENTS (Cost $4,775,836)		4,775,845
TOTAL INVESTMENTS — 103.1% (Cost $182,181,982)		152,620,838
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(4,587,386)
NET ASSETS — 100.0%		$148,033,452
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$147,844,993	$—	$0(a)	$147,844,993
Short-Term Investments	4,775,845	—	—	4,775,845
TOTAL INVESTMENTS	$152,620,838	$—	$0	$152,620,838
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.
See accompanying notes to financial statements.
2

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	65,466	$65,479	$820,314	$697,219	$(3)	$9	188,524	$188,580	$3,073
State Street Navigator Securities Lending Portfolio II	10,188,413	10,188,413	65,471,349	71,072,497	—	—	4,587,265	4,587,265	64,593
Total		$10,253,892	$66,291,663	$71,769,716	$(3)	$9		$4,775,845	$67,666
See accompanying notes to financial statements.
3

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.0%
BHP Group Ltd.	43,366	$1,236,097
National Australia Bank Ltd.	65,394	1,582,287
Rio Tinto PLC	19,837	1,304,200
		4,122,584
BELGIUM — 0.6%
Anheuser-Busch InBev SA	21,317	1,236,453
BRAZIL — 0.6%
Petroleo Brasileiro SA ADR	29,050	396,242
Petroleo Brasileiro SA Preference Shares	120,737	827,092
		1,223,334
CANADA — 1.2%
Nutrien Ltd. (a)	18,729	953,319
Royal Bank of Canada (a)	13,606	1,448,251
		2,401,570
CHINA — 3.4%
Alibaba Group Holding Ltd.	12,000	108,359
Alibaba Group Holding Ltd. ADR	11,457	824,904
China Construction Bank Corp. Class H	2,178,288	1,609,847
Industrial & Commercial Bank of China Ltd. Class H	2,479,110	1,473,355
PetroChina Co. Ltd. Class H	1,562,458	1,580,990
Tencent Holdings Ltd.	29,406	1,402,617
		7,000,072
DENMARK — 0.6%
Vestas Wind Systems AS (b)	56,974	1,320,321
FINLAND — 0.6%
Sampo OYJ Class A	30,258	1,300,404
FRANCE — 4.7%
Air Liquide SA	7,518	1,299,501
BNP Paribas SA	19,354	1,234,810
Cie de Saint-Gobain SA	19,649	1,529,292
Engie SA	75,358	1,077,001
LVMH Moet Hennessy Louis Vuitton SE	1,519	1,161,733
Societe Generale SA	44,732	1,050,879
TotalEnergies SE	18,731	1,251,272
Vinci SA	10,853	1,144,327
		9,748,815
GERMANY — 4.9%
Allianz SE	5,088	1,415,071
BASF SE	25,430	1,231,500
Deutsche Bank AG	115,770	1,849,733
E.ON SE	97,676	1,282,906
Mercedes-Benz Group AG	17,181	1,188,976
SAP SE	8,535	1,733,613
Siemens AG	8,225	1,531,367
		10,233,166
Security Description	Shares	Value
INDIA — 2.0%
Infosys Ltd. ADR (a)	68,395	$1,273,515
Reliance Industries Ltd.	36,940	1,386,919
Reliance Industries Ltd. GDR (c)	1,718	128,163
Tata Consultancy Services Ltd.	28,671	1,342,358
		4,130,955
ITALY — 1.7%
Assicurazioni Generali SpA	59,242	1,478,744
UniCredit SpA	53,864	1,997,704
		3,476,448
JAPAN — 9.3%
Bridgestone Corp. (a)	31,167	1,224,902
Canon, Inc. (a)	49,881	1,350,130
Honda Motor Co. Ltd.	107,215	1,146,399
Komatsu Ltd.	41,447	1,203,524
Mitsubishi Corp.	70,940	1,388,283
Mitsubishi UFJ Financial Group, Inc.	145,848	1,567,644
Mitsui & Co. Ltd.	63,546	1,442,288
Mizuho Financial Group, Inc.	72,222	1,507,656
Nippon Steel Corp.	50,018	1,057,511
Panasonic Holdings Corp.	106,264	870,009
Seven & i Holdings Co. Ltd.	88,652	1,080,181
SoftBank Group Corp.	27,856	1,799,228
Sony Group Corp.	14,296	1,212,218
Takeda Pharmaceutical Co. Ltd.	39,601	1,027,076
Toyota Motor Corp.	68,100	1,392,820
		19,269,869
LUXEMBOURG — 0.5%
ArcelorMittal SA	46,631	1,068,004
MEXICO — 0.5%
America Movil SAB de CV	1,341,871	1,142,596
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (d)	78,668	—
SOUTH AFRICA — 1.4%
Anglo American PLC	47,971	1,517,215
MTN Group Ltd. (a)	2,421	11,262
Naspers Ltd. Class N	7,158	1,398,366
		2,926,843
SOUTH KOREA — 0.6%
Samsung Electronics Co. Ltd.	5,108	302,435
Samsung Electronics Co. Ltd. GDR	700	1,036,000
		1,338,435
SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA	160,318	1,606,869
Banco Santander SA	327,879	1,521,757
Telefonica SA (a)	294,037	1,247,932
		4,376,558

See accompanying notes to financial statements.
4

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	233,919	$1,453,407
SWITZERLAND — 2.2%
ABB Ltd.	32,771	1,820,530
Novartis AG	12,832	1,373,307
UBS Group AG	46,911	1,380,810
		4,574,647
TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	59,553
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,712	2,035,663
		2,095,216
UNITED KINGDOM — 3.9%
AstraZeneca PLC	8,880	1,386,986
BAE Systems PLC	93,362	1,557,849
HSBC Holdings PLC	166,051	1,435,540
National Grid PLC	103,639	1,156,294
Tesco PLC	370,827	1,434,413
Vodafone Group PLC	1,325,047	1,168,474
		8,139,556
UNITED STATES — 55.1%
3M Co.	13,171	1,345,944
Abbott Laboratories	11,866	1,232,996
AbbVie, Inc.	8,105	1,390,170
Accenture PLC Class A	3,634	1,102,592
Adobe, Inc. (b)	2,142	1,189,967
Alphabet, Inc. Class A	4,690	854,283
Alphabet, Inc. Class C	3,945	723,592
Amazon.com, Inc. (b)	8,740	1,689,005
American Express Co.	7,649	1,771,126
American International Group, Inc.	20,029	1,486,953
Amgen, Inc.	4,560	1,424,772
Apple, Inc.	6,768	1,425,476
AT&T, Inc.	83,160	1,589,188
Bank of America Corp.	42,199	1,678,254
Bank of New York Mellon Corp.	27,042	1,619,545
Baxter International, Inc.	31,352	1,048,724
Berkshire Hathaway, Inc. Class B (b)	3,346	1,361,153
Boeing Co. (b)	5,670	1,031,997
Booking Holdings, Inc.	383	1,517,254
BP PLC	186,179	1,118,377
Broadcom, Inc.	1,400	2,247,742
Carnival Corp. (b)	78,272	1,465,252
Caterpillar, Inc.	4,270	1,422,337
Chevron Corp.	7,052	1,103,074
Cisco Systems, Inc.	21,358	1,014,719
Coca-Cola Co.	20,498	1,304,698
Colgate-Palmolive Co.	16,378	1,589,321
ConocoPhillips	9,614	1,099,649
CVS Health Corp.	18,385	1,085,818
Security Description	Shares	Value
Deere & Co.	3,005	$1,122,758
Duke Energy Corp.	13,118	1,314,817
DuPont de Nemours, Inc.	16,027	1,290,013
eBay, Inc.	27,810	1,493,953
Eli Lilly & Co.	2,056	1,861,461
Exxon Mobil Corp.	10,457	1,203,810
FedEx Corp.	4,744	1,422,441
GE Vernova, Inc. (b)	80	13,721
General Electric Co.	13,436	2,135,921
Gilead Sciences, Inc.	15,483	1,062,289
Goldman Sachs Group, Inc.	3,675	1,662,276
GSK PLC	67,209	1,299,446
Home Depot, Inc.	3,622	1,246,837
Honeywell International, Inc.	6,483	1,384,380
Howmet Aerospace, Inc.	25,128	1,950,687
HP, Inc.	40,955	1,434,244
Intel Corp.	31,831	985,806
International Business Machines Corp.	8,163	1,411,791
Johnson & Johnson	7,497	1,095,761
JPMorgan Chase & Co.	8,397	1,698,377
McDonald's Corp.	4,293	1,094,028
Medtronic PLC	15,144	1,191,984
Merck & Co., Inc.	10,931	1,353,258
Meta Platforms, Inc. Class A	4,033	2,033,519
Microsoft Corp.	3,628	1,621,535
Mondelez International, Inc. Class A	17,366	1,136,431
Nestle SA	10,271	1,048,360
Netflix, Inc. (b)	2,745	1,852,546
NextEra Energy, Inc.	18,043	1,277,625
NIKE, Inc. Class B	12,361	931,649
NVIDIA Corp.	26,488	3,272,327
PayPal Holdings, Inc. (b)	19,606	1,137,736
PepsiCo, Inc.	6,849	1,129,606
Pfizer, Inc.	34,307	959,910
Philip Morris International, Inc.	12,897	1,306,853
Procter & Gamble Co.	7,715	1,272,358
QUALCOMM, Inc.	11,299	2,250,535
Roche Holding AG	4,209	1,168,646
RTX Corp.	14,473	1,452,944
Schlumberger NV	20,170	951,621
Shell PLC (e)	6,127	219,497
Shell PLC (e)	32,661	1,175,974
Simon Property Group, Inc. REIT	10,556	1,602,401
Solventum Corp. (b)	120	6,346
Southwest Airlines Co.	40,928	1,170,950
Starbucks Corp.	12,678	986,982
Tesla, Inc. (b)	4,754	940,722
Travelers Cos., Inc.	7,563	1,537,860
Union Pacific Corp.	5,669	1,282,668
United Parcel Service, Inc. Class B	7,327	1,002,700
UnitedHealth Group, Inc.	2,463	1,254,307
Verizon Communications, Inc.	36,200	1,492,888
Visa, Inc. Class A	4,789	1,256,969

See accompanying notes to financial statements.
5

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Walmart, Inc.	22,067	$1,494,157
Walt Disney Co.	14,648	1,454,400
Wells Fargo & Co.	29,514	1,752,836
Williams Cos., Inc.	35,822	1,522,435
		114,622,330
TOTAL COMMON STOCKS (Cost $158,931,694)		207,201,583

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (f) (g)	138,634	138,634
State Street Navigator Securities Lending Portfolio II (h) (i)	5,126,614	5,126,614
TOTAL SHORT-TERM INVESTMENTS (Cost $5,265,248)		5,265,248
TOTAL INVESTMENTS — 102.1% (Cost $164,196,942)		212,466,831
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(4,421,869)
NET ASSETS — 100.0%		$208,044,962
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	09/20/2024	$550,286	$552,150	$1,864
MSCI EAFE Index (long)	3	09/20/2024	349,831	351,480	1,649
					$3,513

During the year ended June 30, 2024, the average notional value related to futures contracts was $1,229,930.
See accompanying notes to financial statements.
6

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$207,201,583	$—	$0(a)	$207,201,583
Short-Term Investments	5,265,248	—	—	5,265,248
TOTAL INVESTMENTS	$212,466,831	$—	$0	$212,466,831
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,513	$—	$—	$3,513
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,513	$—	$—	$3,513
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	230,562	$230,562	$7,169,275	$7,261,203	$—	$—	138,634	$138,634	$27,039
State Street Navigator Securities Lending Portfolio II	1,344,508	1,344,508	43,787,002	40,004,896	—	—	5,126,614	5,126,614	11,584
Total		$1,575,070	$50,956,277	$47,266,099	$—	$—		$5,265,248	$38,623
See accompanying notes to financial statements.
7

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	116	$34,132
Boeing Co. (a)	2,310	420,443
General Dynamics Corp.	3,400	986,476
HEICO Corp.	170	38,014
HEICO Corp. Class A	286	50,771
Howmet Aerospace, Inc.	1,739	134,998
Huntington Ingalls Industries, Inc.	855	210,612
L3Harris Technologies, Inc.	2,406	540,339
Lockheed Martin Corp.	18,830	8,795,493
Northrop Grumman Corp.	15,481	6,748,942
RTX Corp.	21,456	2,153,968
Textron, Inc.	3,267	280,505
TransDigm Group, Inc.	108	137,982
		20,532,675
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	2,831	249,468
Expeditors International of Washington, Inc.	7,392	922,448
FedEx Corp.	5,728	1,717,483
United Parcel Service, Inc. Class B	11,928	1,632,347
		4,521,746
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	2,064	97,916
Southwest Airlines Co.	1,534	43,888
		141,804
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	5,253	369,916
AUTOMOBILES — 0.7%
Ford Motor Co.	205,416	2,575,917
General Motors Co.	78,311	3,638,329
Rivian Automotive, Inc. Class A (a) (c)	5,391	72,347
Tesla, Inc. (a)	11,921	2,358,927
		8,645,520
BANKS — 4.0%
Bank of America Corp.	207,299	8,244,281
Bank of New York Mellon Corp.	16,078	962,911
Citigroup, Inc.	90,630	5,751,380
Citizens Financial Group, Inc.	20,128	725,212
Fifth Third Bancorp	17,942	654,704
First Citizens BancShares, Inc. Class A	2,135	3,594,507
Goldman Sachs Group, Inc.	7,069	3,197,450
Huntington Bancshares, Inc.	44,258	583,320
JPMorgan Chase & Co.	60,405	12,217,515
KeyCorp	31,100	441,931
M&T Bank Corp.	5,367	812,349
Morgan Stanley	21,431	2,082,879
Northern Trust Corp.	4,324	363,130
Security Description	Shares	Value
PNC Financial Services Group, Inc.	11,303	$1,757,391
Regions Financial Corp.	31,260	626,450
State Street Corp. (d)	8,430	623,820
Truist Financial Corp.	46,653	1,812,469
U.S. Bancorp	45,068	1,789,200
Wells Fargo & Co.	93,390	5,546,432
		51,787,331
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	7,436	321,161
Celsius Holdings, Inc. (a) (c)	53	3,026
Coca-Cola Co.	183,586	11,685,249
Constellation Brands, Inc. Class A	978	251,620
Keurig Dr Pepper, Inc.	102,552	3,425,237
Molson Coors Beverage Co. Class B	4,297	218,416
Monster Beverage Corp. (a)	31,367	1,566,782
PepsiCo, Inc.	88,522	14,599,933
		32,071,424
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	41,661	7,145,695
Alnylam Pharmaceuticals, Inc. (a)	4,366	1,060,938
Amgen, Inc.	13,407	4,189,017
Biogen, Inc. (a)	1,975	457,845
BioMarin Pharmaceutical, Inc. (a)	17,720	1,458,888
Exact Sciences Corp. (a) (c)	595	25,139
Gilead Sciences, Inc.	67,811	4,652,513
Incyte Corp. (a)	37,275	2,259,610
Moderna, Inc. (a)	4,848	575,700
Neurocrine Biosciences, Inc. (a)	13,132	1,807,882
Regeneron Pharmaceuticals, Inc. (a)	4,683	4,921,973
United Therapeutics Corp. (a)	3,882	1,236,611
Vertex Pharmaceuticals, Inc. (a)	17,199	8,061,515
		37,853,326
BROADLINE RETAIL — 0.8%
Amazon.com, Inc. (a)	47,173	9,116,182
eBay, Inc.	4,550	244,426
Etsy, Inc. (a)	755	44,530
MercadoLibre, Inc. (a)	523	859,498
		10,264,636
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	5,343	436,951
Allegion PLC	3,767	445,071
Builders FirstSource, Inc. (a)	6,232	862,571
Carlisle Cos., Inc.	350	141,823
Carrier Global Corp.	6,682	421,501
Fortune Brands Innovations, Inc.	1,953	126,828
Johnson Controls International PLC	8,322	553,163
Lennox International, Inc.	169	90,412
Masco Corp.	2,405	160,341
Owens Corning	1,465	254,500

See accompanying notes to financial statements.
8

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Trane Technologies PLC	8,975	$2,952,147
		6,445,308
CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	987	421,637
ARES Management Corp. Class A	687	91,563
BlackRock, Inc.	6,174	4,860,914
Blackstone, Inc.	3,596	445,185
Carlyle Group, Inc.	4,060	163,009
Cboe Global Markets, Inc.	20,145	3,425,859
Charles Schwab Corp.	12,155	895,702
CME Group, Inc.	14,007	2,753,776
Coinbase Global, Inc. Class A (a)	618	137,338
FactSet Research Systems, Inc.	1,332	543,816
Franklin Resources, Inc.	8,008	178,979
Intercontinental Exchange, Inc.	12,735	1,743,294
KKR & Co., Inc.	3,944	415,067
LPL Financial Holdings, Inc.	3,318	926,717
MarketAxess Holdings, Inc.	1,554	311,624
Moody's Corp.	6,111	2,572,303
MSCI, Inc.	179	86,233
Nasdaq, Inc.	3,167	190,843
Raymond James Financial, Inc.	2,991	369,717
Robinhood Markets, Inc. Class A (a)	2,325	52,801
S&P Global, Inc.	1,837	819,302
SEI Investments Co.	5,231	338,393
T Rowe Price Group, Inc.	11,015	1,270,140
Tradeweb Markets, Inc. Class A	7,502	795,212
		23,809,424
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	2,015	519,971
Albemarle Corp.	2,023	193,237
Celanese Corp.	2,255	304,177
CF Industries Holdings, Inc.	4,771	353,626
Corteva, Inc.	40,600	2,189,964
Dow, Inc.	18,792	996,916
DuPont de Nemours, Inc.	6,924	557,313
Eastman Chemical Co.	2,398	234,932
Ecolab, Inc.	1,368	325,584
International Flavors & Fragrances, Inc.	3,088	294,008
Linde PLC	4,796	2,104,533
LyondellBasell Industries NV Class A	7,815	747,583
Mosaic Co.	16,848	486,907
PPG Industries, Inc.	2,747	345,820
RPM International, Inc.	1,205	129,754
Sherwin-Williams Co.	9,490	2,832,101
Westlake Corp.	947	137,144
		12,753,570
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Cintas Corp.	3,793	2,656,086
Copart, Inc. (a)	33,864	1,834,074
Republic Services, Inc.	35,980	6,992,353
Security Description	Shares	Value
Rollins, Inc.	47,238	$2,304,742
Veralto Corp.	11,084	1,058,190
Waste Connections, Inc.	40,411	7,086,473
Waste Management, Inc.	33,310	7,106,356
		29,038,274
COMMUNICATIONS EQUIPMENT — 2.5%
Arista Networks, Inc. (a)	14,443	5,061,983
Cisco Systems, Inc.	324,861	15,434,146
F5, Inc. (a)	13,364	2,301,682
Juniper Networks, Inc.	63,484	2,314,627
Motorola Solutions, Inc.	18,009	6,952,374
		32,064,812
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	2,056	181,216
EMCOR Group, Inc.	2,126	776,160
Quanta Services, Inc.	972	246,975
		1,204,351
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	10,594	794,338
Martin Marietta Materials, Inc.	443	240,017
Vulcan Materials Co.	976	242,712
		1,277,067
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	10,065	399,279
American Express Co.	5,148	1,192,019
Capital One Financial Corp.	12,717	1,760,669
Discover Financial Services	5,830	762,622
Synchrony Financial	13,607	642,114
		4,756,703
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Albertsons Cos., Inc. Class A	20,526	405,388
Costco Wholesale Corp.	20,081	17,068,649
Dollar General Corp.	4,006	529,713
Dollar Tree, Inc. (a)	3,804	406,153
Kroger Co.	75,560	3,772,711
Sysco Corp.	8,553	610,599
Target Corp.	9,257	1,370,406
Walgreens Boots Alliance, Inc.	103,419	1,250,853
Walmart, Inc.	155,739	10,545,088
		35,959,560
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	23,844	233,194
Avery Dennison Corp.	854	186,727
Ball Corp.	3,659	219,613
Crown Holdings, Inc.	2,421	180,098
International Paper Co.	9,470	408,631
Packaging Corp. of America	5,086	928,500
Westrock Co.	7,322	368,004
		2,524,767
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,075	287,014
LKQ Corp.	5,905	245,589

See accompanying notes to financial statements.
9

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Pool Corp.	1,685	$517,851
		1,050,454
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	3,095	170,380
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	423,362	8,090,448
Verizon Communications, Inc.	270,661	11,162,060
		19,252,508
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	11,232	571,709
American Electric Power Co., Inc.	27,216	2,387,932
Constellation Energy Corp.	1,913	383,117
Duke Energy Corp.	74,441	7,461,221
Edison International	7,291	523,567
Entergy Corp.	4,396	470,372
Evergy, Inc.	4,789	253,673
Eversource Energy	5,809	329,428
Exelon Corp.	18,772	649,699
FirstEnergy Corp.	8,022	307,002
NextEra Energy, Inc.	17,603	1,246,468
NRG Energy, Inc.	4,159	323,820
PG&E Corp.	38,602	673,991
PPL Corp.	10,787	298,261
Southern Co.	85,157	6,605,628
Xcel Energy, Inc.	40,899	2,184,416
		24,670,304
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,713	285,574
Eaton Corp. PLC	1,930	605,151
Emerson Electric Co.	5,579	614,583
GE Vernova, Inc. (a)	1,921	329,471
Rockwell Automation, Inc.	4,958	1,364,838
Vertiv Holdings Co. Class A	910	78,779
		3,278,396
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Amphenol Corp. Class A	140,940	9,495,128
CDW Corp.	15,243	3,411,993
Corning, Inc.	42,071	1,634,458
Hubbell, Inc.	2,071	756,909
Jabil, Inc.	3,009	327,349
Keysight Technologies, Inc. (a)	24,175	3,305,931
TE Connectivity Ltd.	16,230	2,441,479
Teledyne Technologies, Inc. (a)	6,263	2,429,919
Trimble, Inc. (a)	2,643	147,797
Zebra Technologies Corp. Class A (a)	450	139,018
		24,089,981
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	13,587	477,855
Halliburton Co.	12,432	419,953
Security Description	Shares	Value
Schlumberger NV	16,692	$787,528
		1,685,336
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	26,790	3,732,651
Liberty Media Corp.-Liberty Formula One Class C (a)	19,500	1,400,880
Live Nation Entertainment, Inc. (a)	404	37,871
Netflix, Inc. (a)	2,303	1,554,248
ROBLOX Corp. Class A (a)	261	9,712
Roku, Inc. (a)	398	23,852
Take-Two Interactive Software, Inc. (a)	1,060	164,819
Walt Disney Co.	20,817	2,066,920
Warner Bros Discovery, Inc. (a)	174,261	1,296,502
		10,287,455
FINANCIAL SERVICES — 4.8%
Apollo Global Management, Inc.	2,420	285,729
Berkshire Hathaway, Inc. Class B (a)	32,648	13,281,206
Block, Inc. (a)	4,743	305,876
Corebridge Financial, Inc.	9,621	280,163
Corpay, Inc. (a)	592	157,715
Equitable Holdings, Inc.	6,360	259,870
Fidelity National Information Services, Inc.	5,421	408,526
Fiserv, Inc. (a)	20,196	3,010,012
Global Payments, Inc.	4,358	421,419
Jack Henry & Associates, Inc.	3,032	503,373
Mastercard, Inc. Class A	45,048	19,873,376
PayPal Holdings, Inc. (a)	12,460	723,054
Toast, Inc. Class A (a)	413	10,643
Visa, Inc. Class A	85,746	22,505,753
		62,026,715
FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	21,267	1,285,590
Bunge Global SA	7,182	766,822
Campbell Soup Co.	38,522	1,740,809
Conagra Brands, Inc.	11,503	326,915
General Mills, Inc.	56,042	3,545,217
Hershey Co.	14,728	2,707,448
Hormel Foods Corp.	36,308	1,107,031
J M Smucker Co.	2,105	229,529
Kellanova	50,079	2,888,557
Kraft Heinz Co.	80,172	2,583,142
Lamb Weston Holdings, Inc.	5,751	483,544
McCormick & Co., Inc.	2,776	196,930
Mondelez International, Inc. Class A	46,989	3,074,960
Tyson Foods, Inc. Class A	64,058	3,660,274
		24,596,768
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	3,750	437,438
GROUND TRANSPORTATION — 0.6%
CSX Corp.	19,994	668,799

See accompanying notes to financial statements.
10

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
JB Hunt Transport Services, Inc.	3,681	$588,960
Knight-Swift Transportation Holdings, Inc.	9,730	485,721
Norfolk Southern Corp.	2,685	576,443
Old Dominion Freight Line, Inc.	8,532	1,506,751
Uber Technologies, Inc. (a)	34,432	2,502,518
U-Haul Holding Co.	1,942	116,559
Union Pacific Corp.	4,784	1,082,428
		7,528,179
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	18,277	1,899,163
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	443	106,953
Baxter International, Inc.	8,626	288,540
Becton Dickinson & Co.	14,952	3,494,432
Boston Scientific Corp. (a)	6,651	512,193
Cooper Cos., Inc.	2,673	233,353
Dexcom, Inc. (a)	681	77,212
Edwards Lifesciences Corp. (a)	25,448	2,350,632
GE HealthCare Technologies, Inc.	4,832	376,509
Hologic, Inc. (a)	12,774	948,469
IDEXX Laboratories, Inc. (a)	4,083	1,989,238
Insulet Corp. (a)	162	32,692
Intuitive Surgical, Inc. (a)	932	414,600
Medtronic PLC	23,700	1,865,427
ResMed, Inc.	5,721	1,095,114
Solventum Corp. (a)	11,552	610,870
STERIS PLC	801	175,852
Stryker Corp.	1,893	644,093
Teleflex, Inc.	562	118,205
Zimmer Biomet Holdings, Inc.	2,806	304,535
		17,538,119
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Cardinal Health, Inc.	14,060	1,382,379
Cencora, Inc.	20,415	4,599,499
Centene Corp. (a)	20,302	1,346,023
Cigna Group	10,279	3,397,929
CVS Health Corp.	76,453	4,515,314
DaVita, Inc. (a)	865	119,863
Elevance Health, Inc.	10,132	5,490,126
HCA Healthcare, Inc.	2,452	787,779
Henry Schein, Inc. (a)	2,644	169,480
Humana, Inc.	9,875	3,689,794
Labcorp Holdings, Inc.	1,861	378,732
McKesson Corp.	13,954	8,149,694
Molina Healthcare, Inc. (a)	5,941	1,766,259
Quest Diagnostics, Inc.	5,104	698,636
UnitedHealth Group, Inc.	52,043	26,503,418
Universal Health Services, Inc. Class B	1,313	242,813
		63,237,738
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	9,074	177,850
Ventas, Inc. REIT	3,953	202,631
Security Description	Shares	Value
Welltower, Inc. REIT	3,668	$382,389
		762,870
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,464	999,967
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	5,426	97,560
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	1,748	265,049
Booking Holdings, Inc.	112	443,688
Caesars Entertainment, Inc. (a)	4,834	192,103
Carnival Corp. (a)	7,940	148,637
Chipotle Mexican Grill, Inc. (a)	52,500	3,289,125
Darden Restaurants, Inc.	1,276	193,084
Domino's Pizza, Inc.	2,157	1,113,724
DoorDash, Inc. Class A (a)	783	85,175
DraftKings, Inc. Class A (a)	428	16,337
Expedia Group, Inc. (a)	1,380	173,866
Hilton Worldwide Holdings, Inc.	382	83,352
Hyatt Hotels Corp. Class A	85	12,913
Las Vegas Sands Corp.	1,010	44,693
Marriott International, Inc. Class A	771	186,405
McDonald's Corp.	23,865	6,081,757
MGM Resorts International (a)	2,949	131,054
Royal Caribbean Cruises Ltd. (a)	708	112,876
Starbucks Corp.	8,571	667,252
Wynn Resorts Ltd.	421	37,680
Yum! Brands, Inc.	19,218	2,545,616
		15,824,386
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	15,980	2,252,062
Garmin Ltd.	13,734	2,237,543
Lennar Corp. Class A	5,175	775,577
NVR, Inc. (a)	166	1,259,701
PulteGroup, Inc.	11,620	1,279,362
		7,804,245
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	18,284	1,895,685
Clorox Co.	1,001	136,607
Colgate-Palmolive Co.	24,625	2,389,610
Kimberly-Clark Corp.	10,180	1,406,876
Procter & Gamble Co.	48,913	8,066,732
		13,895,510
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	12,962	227,742
Vistra Corp.	2,154	185,201
		412,943
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	29,689	3,033,919
General Electric Co.	8,593	1,366,029
Honeywell International, Inc.	32,021	6,837,765
		11,237,713

See accompanying notes to financial statements.
11

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	9,535	$1,070,876
INSURANCE — 5.1%
Aflac, Inc.	27,058	2,416,550
Allstate Corp.	4,511	720,226
American Financial Group, Inc.	15,292	1,881,222
American International Group, Inc.	22,000	1,633,280
Aon PLC Class A	7,656	2,247,649
Arch Capital Group Ltd. (a)	51,463	5,192,102
Arthur J Gallagher & Co.	21,603	5,601,874
Assurant, Inc.	7,977	1,326,176
Brown & Brown, Inc.	1,831	163,710
Chubb Ltd.	31,417	8,013,848
Cincinnati Financial Corp.	3,170	374,377
Erie Indemnity Co. Class A	5,745	2,081,988
Everest Group Ltd.	6,509	2,480,059
Fidelity National Financial, Inc.	5,329	263,359
Hartford Financial Services Group, Inc.	10,665	1,072,259
Loews Corp.	20,804	1,554,891
Markel Group, Inc. (a)	1,199	1,889,216
Marsh & McLennan Cos., Inc.	43,026	9,066,439
MetLife, Inc.	14,723	1,033,408
Principal Financial Group, Inc.	5,525	433,436
Progressive Corp.	35,317	7,335,694
Prudential Financial, Inc.	9,221	1,080,609
Travelers Cos., Inc.	25,165	5,117,051
W R Berkley Corp.	18,886	1,484,062
Willis Towers Watson PLC	7,006	1,836,553
		66,300,038
INTERACTIVE MEDIA & SERVICES — 4.9%
Alphabet, Inc. Class A	97,144	17,694,779
Alphabet, Inc. Class C	89,447	16,406,369
Match Group, Inc. (a)	2,674	81,236
Meta Platforms, Inc. Class A	58,208	29,349,638
Pinterest, Inc. Class A (a)	1,745	76,902
Snap, Inc. Class A (a)	2,895	48,086
		63,657,010
IT SERVICES — 2.9%
Accenture PLC Class A	46,366	14,067,908
Akamai Technologies, Inc. (a)	23,122	2,082,830
Cloudflare, Inc. Class A (a)	104	8,614
Cognizant Technology Solutions Corp. Class A	70,825	4,816,100
EPAM Systems, Inc. (a)	2,242	421,743
Gartner, Inc. (a)	3,437	1,543,419
GoDaddy, Inc. Class A (a)	25,597	3,576,157
International Business Machines Corp.	45,790	7,919,380
MongoDB, Inc. (a)	5	1,250
Okta, Inc. (a)	879	82,283
Snowflake, Inc. Class A (a)	256	34,583
Twilio, Inc. Class A (a)	1,870	106,235
Security Description	Shares	Value
VeriSign, Inc. (a)	17,150	$3,049,270
		37,709,772
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	11,754	1,523,671
Avantor, Inc. (a)	8,593	182,172
Bio-Rad Laboratories, Inc. Class A (a)	290	79,202
Bio-Techne Corp.	901	64,557
Charles River Laboratories International, Inc. (a)	665	137,376
Danaher Corp.	5,163	1,289,976
Illumina, Inc. (a)	1,122	117,114
IQVIA Holdings, Inc. (a)	1,343	283,964
Mettler-Toledo International, Inc. (a)	77	107,614
Repligen Corp. (a)	135	17,018
Revvity, Inc.	1,911	200,387
Thermo Fisher Scientific, Inc.	2,845	1,573,285
Waters Corp. (a)	2,591	751,701
West Pharmaceutical Services, Inc.	2,815	927,233
		7,255,270
MACHINERY — 1.5%
Caterpillar, Inc.	22,864	7,615,999
CNH Industrial NV	32,668	330,927
Cummins, Inc.	6,530	1,808,353
Deere & Co.	3,663	1,368,607
Dover Corp.	1,253	226,104
Fortive Corp.	3,393	251,421
Graco, Inc.	7,069	560,430
IDEX Corp.	2,927	588,912
Illinois Tool Works, Inc.	13,823	3,275,498
Ingersoll Rand, Inc.	2,468	224,193
Nordson Corp.	397	92,080
Otis Worldwide Corp.	5,568	535,976
PACCAR, Inc.	6,915	711,830
Parker-Hannifin Corp.	786	397,567
Pentair PLC	1,853	142,070
Snap-on, Inc.	2,442	638,314
Stanley Black & Decker, Inc.	3,643	291,039
Toro Co.	4,551	425,564
Westinghouse Air Brake Technologies Corp.	1,742	275,323
Xylem, Inc.	1,572	213,210
		19,973,417
MEDIA — 0.6%
Charter Communications, Inc. Class A (a)	3,211	959,961
Comcast Corp. Class A	137,010	5,365,312
Fox Corp. Class A	7,066	242,858
Fox Corp. Class B	3,617	115,816
Interpublic Group of Cos., Inc.	6,969	202,728
News Corp. Class A	5,692	156,929
Omnicom Group, Inc.	9,802	879,239
Paramount Global Class B	35,735	371,287

See accompanying notes to financial statements.
12

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Trade Desk, Inc. Class A (a)	597	$58,309
		8,352,439
METALS & MINING — 0.4%
Cleveland-Cliffs, Inc. (a)	22,915	352,662
Freeport-McMoRan, Inc.	13,610	661,446
Newmont Corp.	62,848	2,631,446
Nucor Corp.	6,550	1,035,424
Reliance, Inc.	1,186	338,722
Steel Dynamics, Inc.	4,103	531,338
		5,551,038
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	7,972	151,946
MULTI-UTILITIES — 1.2%
Ameren Corp.	16,943	1,204,817
CenterPoint Energy, Inc.	8,639	267,636
CMS Energy Corp.	17,812	1,060,349
Consolidated Edison, Inc.	60,384	5,399,537
Dominion Energy, Inc.	32,990	1,616,510
DTE Energy Co.	11,101	1,232,322
NiSource, Inc.	6,930	199,653
Public Service Enterprise Group, Inc.	6,189	456,129
Sempra	9,417	716,257
WEC Energy Group, Inc.	41,036	3,219,685
		15,372,895
OFFICE REITs — 0.0% (b)
Alexandria Real Estate Equities, Inc. REIT	2,421	283,184
Boston Properties, Inc. REIT	2,600	160,056
		443,240
OIL, GAS & CONSUMABLE FUELS — 3.6%
APA Corp.	29,053	855,320
Cheniere Energy, Inc.	3,569	623,968
Chesapeake Energy Corp.	4,954	407,169
Chevron Corp.	47,338	7,404,610
Chord Energy Corp.	1,538	257,892
ConocoPhillips	20,979	2,399,578
Coterra Energy, Inc.	16,909	450,963
Devon Energy Corp.	15,506	734,984
Diamondback Energy, Inc.	17,403	3,483,907
EOG Resources, Inc.	16,067	2,022,353
EQT Corp.	8,540	315,809
Exxon Mobil Corp.	95,044	10,941,465
Hess Corp.	2,156	318,053
HF Sinclair Corp.	7,802	416,159
Kinder Morgan, Inc.	34,213	679,812
Marathon Oil Corp.	17,753	508,979
Marathon Petroleum Corp.	28,488	4,942,098
Occidental Petroleum Corp.	27,633	1,741,708
ONEOK, Inc.	6,789	553,643
Ovintiv, Inc.	9,733	456,186
Phillips 66	15,473	2,184,323
Security Description	Shares	Value
Targa Resources Corp.	1,870	$240,819
Texas Pacific Land Corp.	893	655,703
Valero Energy Corp.	14,577	2,285,091
Williams Cos., Inc.	36,333	1,544,153
		46,424,745
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,249	239,294
Kenvue, Inc.	24,347	442,628
		681,922
PHARMACEUTICALS — 5.8%
Bristol-Myers Squibb Co.	85,571	3,553,764
Catalent, Inc. (a)	2,157	121,288
Eli Lilly & Co.	35,906	32,508,574
Johnson & Johnson	148,673	21,730,046
Merck & Co., Inc.	66,438	8,225,025
Pfizer, Inc.	183,389	5,131,224
Royalty Pharma PLC Class A	4,952	130,584
Viatris, Inc.	55,605	591,081
Zoetis, Inc.	19,545	3,388,321
		75,379,907
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	25,115	5,994,699
Booz Allen Hamilton Holding Corp.	18,487	2,845,149
Broadridge Financial Solutions, Inc.	1,735	341,795
Dayforce, Inc. (a) (c)	360	17,856
Equifax, Inc.	773	187,422
Jacobs Solutions, Inc.	1,935	270,339
Leidos Holdings, Inc.	1,477	215,465
Paychex, Inc.	15,595	1,848,943
Paycom Software, Inc.	2,025	289,656
Paylocity Holding Corp. (a)	1,718	226,518
SS&C Technologies Holdings, Inc.	2,972	186,255
TransUnion	1,873	138,902
Verisk Analytics, Inc.	7,465	2,012,191
		14,575,190
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	5,117	455,976
CoStar Group, Inc. (a)	1,676	124,258
Zillow Group, Inc. Class C (a)	1,376	63,833
		644,067
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,173	117,909
AvalonBay Communities, Inc. REIT	1,385	286,542
Camden Property Trust REIT	1,017	110,965
Equity LifeStyle Properties, Inc. REIT	820	53,406
Equity Residential REIT	3,747	259,817
Essex Property Trust, Inc. REIT	515	140,183
Invitation Homes, Inc. REIT	5,429	194,847

See accompanying notes to financial statements.
13

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	1,070	$152,593
Sun Communities, Inc. REIT	1,152	138,632
UDR, Inc. REIT	2,643	108,759
		1,563,653
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	10,904	212,192
Realty Income Corp. REIT	10,252	541,511
Regency Centers Corp. REIT	1,981	123,218
Simon Property Group, Inc. REIT	2,370	359,766
		1,236,687
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.8%
Advanced Micro Devices, Inc. (a)	6,374	1,033,927
Analog Devices, Inc.	9,160	2,090,862
Applied Materials, Inc.	39,667	9,361,015
Broadcom, Inc.	4,908	7,879,941
Enphase Energy, Inc. (a)	5,652	563,561
Entegris, Inc.	822	111,299
First Solar, Inc. (a)	2,091	471,437
Intel Corp.	101,039	3,129,178
KLA Corp.	6,589	5,432,696
Lam Research Corp.	6,008	6,397,619
Lattice Semiconductor Corp. (a)	6,214	360,350
Marvell Technology, Inc.	3,189	222,911
Microchip Technology, Inc.	21,485	1,965,877
Micron Technology, Inc.	9,783	1,286,758
Monolithic Power Systems, Inc.	1,777	1,460,125
NVIDIA Corp.	270,522	33,420,288
NXP Semiconductors NV	1,746	469,831
ON Semiconductor Corp. (a)	4,854	332,742
Qorvo, Inc. (a)	1,857	215,486
QUALCOMM, Inc.	47,414	9,443,921
Skyworks Solutions, Inc.	7,350	783,363
Teradyne, Inc.	6,045	896,413
Texas Instruments, Inc.	73,119	14,223,839
		101,553,439
SOFTWARE — 7.3%
Adobe, Inc. (a)	19,738	10,965,248
ANSYS, Inc. (a)	406	130,529
AppLovin Corp. Class A (a)	751	62,498
Aspen Technology, Inc. (a)	4,906	974,479
Atlassian Corp. Class A (a)	27	4,776
Autodesk, Inc. (a)	7,282	1,801,931
Bentley Systems, Inc. Class B	553	27,296
Cadence Design Systems, Inc. (a)	13,833	4,257,106
Confluent, Inc. Class A (a) (c)	221	6,526
Crowdstrike Holdings, Inc. Class A (a)	2,652	1,016,220
Datadog, Inc. Class A (a)	223	28,921
DocuSign, Inc. (a)	166	8,881
Dynatrace, Inc. (a)	239	10,693
Fair Isaac Corp. (a)	1,268	1,887,621
Fortinet, Inc. (a)	1,854	111,740
Security Description	Shares	Value
Gen Digital, Inc.	62,052	$1,550,059
HubSpot, Inc. (a)	1,709	1,007,951
Intuit, Inc.	775	509,338
Manhattan Associates, Inc. (a)	3,506	864,860
Microsoft Corp.	90,562	40,476,686
MicroStrategy, Inc. Class A (a) (c)	17	23,417
Oracle Corp.	40,558	5,726,790
Palantir Technologies, Inc. Class A (a)	1,721	43,593
Palo Alto Networks, Inc. (a)	11,362	3,851,832
PTC, Inc. (a)	13,219	2,401,496
Roper Technologies, Inc.	11,766	6,632,023
Salesforce, Inc.	5,100	1,311,210
Samsara, Inc. Class A (a)	104	3,505
ServiceNow, Inc. (a)	3,724	2,929,559
Synopsys, Inc. (a)	7,371	4,386,187
Tyler Technologies, Inc. (a)	145	72,903
UiPath, Inc. Class A (a)	620	7,862
Unity Software, Inc. (a)	549	8,927
Workday, Inc. Class A (a)	8,326	1,861,360
Zoom Video Communications, Inc. Class A (a)	2,005	118,676
Zscaler, Inc. (a)	29	5,573
		95,088,272
SPECIALIZED REITs — 0.3%
American Tower Corp. REIT	2,598	504,999
Crown Castle, Inc. REIT	2,923	285,577
Digital Realty Trust, Inc. REIT	2,889	439,272
Equinix, Inc. REIT	303	229,250
Extra Space Storage, Inc. REIT	1,900	295,279
Gaming & Leisure Properties, Inc. REIT	2,317	104,752
Iron Mountain, Inc. REIT	1,367	122,510
Public Storage REIT	5,928	1,705,189
SBA Communications Corp. REIT	312	61,246
VICI Properties, Inc. REIT	15,362	439,968
Weyerhaeuser Co. REIT	12,882	365,720
		4,553,762
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	1,609	4,769,237
Bath & Body Works, Inc.	2,993	116,877
Best Buy Co., Inc.	14,158	1,193,378
Burlington Stores, Inc. (a)	691	165,840
CarMax, Inc. (a)	5,050	370,367
Dick's Sporting Goods, Inc.	1,008	216,569
Home Depot, Inc.	11,920	4,103,341
Lowe's Cos., Inc.	6,550	1,444,013
O'Reilly Automotive, Inc. (a)	2,979	3,146,003
Ross Stores, Inc.	2,430	353,127
TJX Cos., Inc.	64,946	7,150,554
Tractor Supply Co.	4,466	1,205,820
Ulta Beauty, Inc. (a)	3,075	1,186,550
Williams-Sonoma, Inc.	3,076	868,570
		26,290,246

See accompanying notes to financial statements.
14

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	200,562	$42,242,368
Dell Technologies, Inc. Class C	6,344	874,901
Hewlett Packard Enterprise Co.	42,122	891,723
HP, Inc.	26,705	935,209
NetApp, Inc.	18,750	2,415,000
Pure Storage, Inc. Class A (a)	555	35,637
Seagate Technology Holdings PLC	9,510	982,098
Super Micro Computer, Inc. (a)	1,941	1,590,358
Western Digital Corp. (a)	3,949	299,216
		50,266,510
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	1,110	1,074,424
Lululemon Athletica, Inc. (a)	5,340	1,595,058
NIKE, Inc. Class B	51,618	3,890,449
		6,559,931
TOBACCO — 0.2%
Altria Group, Inc.	16,298	742,374
Philip Morris International, Inc.	12,347	1,251,121
		1,993,495
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	26,387	1,658,159
Ferguson PLC	9,728	1,883,827
United Rentals, Inc.	671	433,956
Watsco, Inc.	1,494	692,081
WW Grainger, Inc.	2,319	2,092,294
		6,760,317
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	1,807	233,392
Essential Utilities, Inc.	3,704	138,270
		371,662
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile U.S., Inc.	46,117	$8,124,893
TOTAL COMMON STOCKS (Cost $1,053,065,847)		1,294,813,818
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	3,743,694	3,744,817
State Street Navigator Securities Lending Portfolio II (d) (g)	74,421	74,421
TOTAL SHORT-TERM INVESTMENTS (Cost $3,818,965)		3,819,238
TOTAL INVESTMENTS — 100.0% (Cost $1,056,884,812)		1,298,633,056
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		598,345
NET ASSETS — 100.0%		$1,299,231,401
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	09/20/2024	$3,297,701	$3,312,900	$15,199

During the year ended June 30, 2024, the average notional value related to futures contracts was $733,108.
See accompanying notes to financial statements.
15

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,294,813,781	$37	$—	$1,294,813,818
Short-Term Investments	3,819,238	—	—	3,819,238
TOTAL INVESTMENTS	$1,298,633,019	$37	$—	$1,298,633,056
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$15,199	$—	$—	$15,199
TOTAL OTHER FINANCIAL INSTRUMENTS:	$15,199	$—	$—	$15,199

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	7,894	$577,683	$201,859	$167,006	$(3,756)	$15,040	8,430	$623,820	$17,969
State Street Institutional Liquid Reserves Fund, Premier Class	2,004,731	2,005,132	44,500,949	42,761,064	(463)	263	3,743,694	3,744,817	97,923
State Street Navigator Securities Lending Portfolio II	1,105,870	1,105,870	10,009,921	11,041,370	—	—	74,421	74,421	9,482
Total		$3,688,685	$54,712,729	$53,969,440	$(4,219)	$15,303		$4,443,058	$125,374
See accompanying notes to financial statements.
16

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.9%
Tesla, Inc. (a)	78,555	$15,544,463
BROADLINE RETAIL — 9.8%
Alibaba Group Holding Ltd. ADR (b)	267,624	19,268,928
Amazon.com, Inc. (a)	129,717	25,067,810
MercadoLibre, Inc. (a)	12,124	19,924,582
PDD Holdings, Inc. ADR (a)	137,840	18,325,828
		82,587,148
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	395,905	18,809,447
ENTERTAINMENT — 3.4%
Netflix, Inc. (a)	42,185	28,469,813
GROUND TRANSPORTATION — 2.7%
Uber Technologies, Inc. (a)	310,301	22,552,677
HOTELS, RESTAURANTS & LEISURE — 5.2%
Airbnb, Inc. Class A (a)	136,093	20,635,782
Booking Holdings, Inc.	5,839	23,131,198
		43,766,980
INTERACTIVE MEDIA & SERVICES — 6.5%
Alphabet, Inc. Class A	141,682	25,807,376
Meta Platforms, Inc. Class A	57,496	28,990,633
		54,798,009
IT SERVICES — 6.1%
International Business Machines Corp.	118,118	20,428,508
Shopify, Inc. Class A (a)	264,105	17,444,135
Snowflake, Inc. Class A (a)	100,461	13,571,277
		51,443,920
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 41.8%
Advanced Micro Devices, Inc. (a)	148,505	24,088,996
Analog Devices, Inc.	103,396	23,601,171
Applied Materials, Inc.	129,467	30,552,917
ASML Holding NV	27,482	28,106,666
Broadcom, Inc.	20,266	32,537,671
Intel Corp.	448,533	13,891,067
Lam Research Corp.	27,215	28,979,893
Micron Technology, Inc.	255,202	33,566,719
NVIDIA Corp.	402,727	49,752,894
Security Description	Shares	Value
QUALCOMM, Inc.	143,971	$28,676,144
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	190,563	33,121,755
Texas Instruments, Inc.	121,923	23,717,681
		350,593,574
SOFTWARE — 17.8%
Adobe, Inc. (a)	31,384	17,435,067
Intuit, Inc.	33,371	21,931,755
Microsoft Corp.	51,125	22,850,319
Oracle Corp.	168,292	23,762,831
Palo Alto Networks, Inc. (a)	64,120	21,737,321
Salesforce, Inc.	76,374	19,635,755
ServiceNow, Inc. (a)	27,385	21,542,958
		148,896,006
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.	97,770	20,592,317
TOTAL COMMON STOCKS (Cost $583,061,785)		838,054,354
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d) (Cost $374,012)	373,921	374,033
TOTAL INVESTMENTS — 100.0% (Cost $583,435,797)		838,428,387
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		367,587
NET ASSETS — 100.0%		$838,795,974
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to financial statements.
17

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$838,054,354	$—	$—	$838,054,354
Short-Term Investment	374,033	—	—	374,033
TOTAL INVESTMENTS	$838,428,387	$—	$—	$838,428,387

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,002	$316,066	$6,528,486	$6,470,350	$(189)	$20	373,921	$374,033	$26,018
State Street Navigator Securities Lending Portfolio II	5,868,997	5,868,997	194,232,982	200,101,979	—	—	—	—	5,893
Total		$6,185,063	$200,761,468	$206,572,329	$(189)	$20		$374,033	$31,911
See accompanying notes to financial statements.
18

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	2,792	$821,518
Boeing Co. (a)	22,875	4,163,479
General Dynamics Corp.	9,044	2,624,026
Howmet Aerospace, Inc.	15,865	1,231,600
Huntington Ingalls Industries, Inc.	1,576	388,216
L3Harris Technologies, Inc.	7,545	1,694,456
Lockheed Martin Corp.	8,586	4,010,521
Northrop Grumman Corp.	5,629	2,453,962
RTX Corp.	52,906	5,311,233
Textron, Inc.	7,823	671,683
TransDigm Group, Inc.	2,221	2,837,572
		26,208,266
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	4,671	411,609
Expeditors International of Washington, Inc.	5,888	734,763
FedEx Corp.	9,166	2,748,333
United Parcel Service, Inc. Class B	28,835	3,946,070
		7,840,775
AIRLINES — 0.2%
American Airlines Group, Inc. (a) (b)	25,201	285,527
Delta Air Lines, Inc.	25,479	1,208,724
Southwest Airlines Co.	23,337	667,672
United Airlines Holdings, Inc. (a)	12,977	631,461
		2,793,384
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	11,135	784,127
BorgWarner, Inc.	9,365	301,927
		1,086,054
AUTOMOBILES — 1.5%
Ford Motor Co.	156,646	1,964,341
General Motors Co.	46,059	2,139,901
Tesla, Inc. (a)	110,762	21,917,585
		26,021,827
BANKS — 4.1%
Bank of America Corp.	272,146	10,823,246
Bank of New York Mellon Corp.	30,306	1,815,026
Citigroup, Inc.	75,891	4,816,043
Citizens Financial Group, Inc.	18,589	669,762
Fifth Third Bancorp	26,950	983,406
Goldman Sachs Group, Inc.	13,016	5,887,397
Huntington Bancshares, Inc.	57,774	761,461
JPMorgan Chase & Co.	114,881	23,235,831
KeyCorp	37,225	528,967
M&T Bank Corp.	6,618	1,001,701
Morgan Stanley	49,949	4,854,543
Northern Trust Corp.	8,290	696,194
PNC Financial Services Group, Inc.	15,968	2,482,705
Security Description	Shares	Value
Regions Financial Corp.	37,660	$754,706
State Street Corp. (c)	12,042	891,108
Truist Financial Corp.	53,708	2,086,556
U.S. Bancorp	62,205	2,469,539
Wells Fargo & Co.	139,452	8,282,054
		73,040,245
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	7,117	307,383
Coca-Cola Co.	155,153	9,875,488
Constellation Brands, Inc. Class A	6,436	1,655,854
Keurig Dr Pepper, Inc.	41,654	1,391,244
Molson Coors Beverage Co. Class B	7,541	383,309
Monster Beverage Corp. (a)	29,727	1,484,864
PepsiCo, Inc.	54,799	9,037,999
		24,136,141
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	70,404	12,075,694
Amgen, Inc.	21,334	6,665,808
Biogen, Inc. (a)	5,721	1,326,242
Gilead Sciences, Inc.	49,728	3,411,838
Incyte Corp. (a)	6,367	385,968
Moderna, Inc. (a)	13,084	1,553,725
Regeneron Pharmaceuticals, Inc. (a)	4,216	4,431,142
Vertex Pharmaceuticals, Inc. (a)	10,305	4,830,160
		34,680,577
BROADLINE RETAIL — 4.0%
Amazon.com, Inc. (a)	366,337	70,794,625
eBay, Inc.	20,752	1,114,797
Etsy, Inc. (a)	4,767	281,158
		72,190,580
BUILDING PRODUCTS — 0.5%
A O Smith Corp.	4,918	402,194
Allegion PLC	3,493	412,698
Builders FirstSource, Inc. (a)	4,912	679,870
Carrier Global Corp.	33,110	2,088,579
Johnson Controls International PLC	27,210	1,808,649
Masco Corp.	8,935	595,696
Trane Technologies PLC	9,116	2,998,526
		8,986,212
CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	3,996	1,707,051
BlackRock, Inc.	5,613	4,419,227
Blackstone, Inc.	28,707	3,553,927
Cboe Global Markets, Inc.	4,162	707,790
Charles Schwab Corp.	59,360	4,374,238
CME Group, Inc.	14,426	2,836,152
FactSet Research Systems, Inc.	1,508	615,671
Franklin Resources, Inc.	12,718	284,247
Intercontinental Exchange, Inc.	22,869	3,130,537
Invesco Ltd.	17,998	269,250

See accompanying notes to financial statements.
19

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
MarketAxess Holdings, Inc.	1,501	$300,996
Moody's Corp.	6,270	2,639,231
MSCI, Inc.	3,204	1,543,527
Nasdaq, Inc.	15,161	913,602
Raymond James Financial, Inc.	7,627	942,773
S&P Global, Inc.	12,805	5,711,030
T Rowe Price Group, Inc.	8,921	1,028,681
		34,977,930
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	8,919	2,301,548
Albemarle Corp.	4,657	444,837
Celanese Corp.	3,950	532,815
CF Industries Holdings, Inc.	7,643	566,499
Corteva, Inc.	28,238	1,523,158
Dow, Inc.	27,863	1,478,132
DuPont de Nemours, Inc.	17,152	1,380,564
Eastman Chemical Co.	4,757	466,043
Ecolab, Inc.	10,112	2,406,656
FMC Corp.	5,127	295,059
International Flavors & Fragrances, Inc.	10,093	960,955
Linde PLC	19,394	8,510,281
LyondellBasell Industries NV Class A	10,209	976,593
Mosaic Co.	13,029	376,538
PPG Industries, Inc.	9,338	1,175,561
Sherwin-Williams Co.	9,384	2,800,467
		26,195,706
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	3,427	2,399,791
Copart, Inc. (a)	35,109	1,901,503
Republic Services, Inc.	8,202	1,593,977
Rollins, Inc.	11,200	546,448
Veralto Corp.	8,767	836,986
Waste Management, Inc.	14,613	3,117,537
		10,396,242
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	10,039	3,518,469
Cisco Systems, Inc.	162,442	7,717,619
F5, Inc. (a)	2,369	408,013
Juniper Networks, Inc.	12,966	472,740
Motorola Solutions, Inc.	6,637	2,562,214
		14,679,055
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,858	1,488,459
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,489	1,348,540
Vulcan Materials Co.	5,371	1,335,661
		2,684,201
CONSUMER FINANCE — 0.5%
American Express Co.	22,807	5,280,961
Capital One Financial Corp.	15,177	2,101,256
Discover Financial Services	9,961	1,302,998
Security Description	Shares	Value
Synchrony Financial	16,470	$777,219
		9,462,434
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	17,723	15,064,373
Dollar General Corp.	8,744	1,156,219
Dollar Tree, Inc. (a)	8,375	894,199
Kroger Co.	26,390	1,317,653
Sysco Corp.	20,013	1,428,728
Target Corp.	18,407	2,724,972
Walgreens Boots Alliance, Inc.	28,148	340,450
Walmart, Inc.	170,697	11,557,894
		34,484,488
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	57,685	564,159
Avery Dennison Corp.	3,235	707,333
Ball Corp.	12,583	755,232
International Paper Co.	14,197	612,600
Packaging Corp. of America	3,594	656,121
Westrock Co.	10,403	522,855
		3,818,300
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,607	775,560
LKQ Corp.	10,991	457,116
Pool Corp.	1,546	475,132
		1,707,808
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	285,056	5,447,420
Verizon Communications, Inc.	167,871	6,923,000
		12,370,420
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	10,513	535,112
American Electric Power Co., Inc.	20,841	1,828,589
Constellation Energy Corp.	12,757	2,554,844
Duke Energy Corp.	30,720	3,079,066
Edison International	15,115	1,085,408
Entergy Corp.	8,585	918,595
Evergy, Inc.	8,989	476,147
Eversource Energy	13,740	779,195
Exelon Corp.	39,692	1,373,740
FirstEnergy Corp.	20,624	789,281
NextEra Energy, Inc.	81,807	5,792,754
NRG Energy, Inc.	9,047	704,399
PG&E Corp.	85,078	1,485,462
Pinnacle West Capital Corp.	4,511	344,550
PPL Corp.	29,153	806,081
Southern Co.	43,501	3,374,373
Xcel Energy, Inc.	21,996	1,174,806
		27,102,402
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	9,312	1,552,404
Eaton Corp. PLC	15,923	4,992,657
Emerson Electric Co.	22,746	2,505,699

See accompanying notes to financial statements.
20

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
GE Vernova, Inc. (a)	10,852	$1,861,226
Generac Holdings, Inc. (a)	2,474	327,112
Rockwell Automation, Inc.	4,542	1,250,322
		12,489,420
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	48,134	3,242,788
CDW Corp.	5,400	1,208,736
Corning, Inc.	31,166	1,210,799
Hubbell, Inc.	2,164	790,899
Jabil, Inc.	5,083	552,979
Keysight Technologies, Inc. (a)	6,970	953,147
TE Connectivity Ltd.	12,369	1,860,669
Teledyne Technologies, Inc. (a)	1,880	729,402
Trimble, Inc. (a)	9,701	542,480
Zebra Technologies Corp. Class A (a)	2,101	649,062
		11,740,961
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	39,917	1,403,881
Halliburton Co.	35,489	1,198,818
Schlumberger NV	57,261	2,701,574
		5,304,273
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	9,830	1,369,614
Live Nation Entertainment, Inc. (a)	5,604	525,319
Netflix, Inc. (a)	17,257	11,646,404
Take-Two Interactive Software, Inc. (a)	6,214	966,215
Walt Disney Co.	73,316	7,279,545
Warner Bros Discovery, Inc. (a)	87,347	649,862
		22,436,959
FINANCIAL SERVICES — 4.0%
Berkshire Hathaway, Inc. Class B (a)	72,430	29,464,524
Corpay, Inc. (a)	2,883	768,060
Fidelity National Information Services, Inc.	22,242	1,676,157
Fiserv, Inc. (a)	23,392	3,486,344
Global Payments, Inc.	10,396	1,005,293
Jack Henry & Associates, Inc.	2,906	482,454
Mastercard, Inc. Class A	32,983	14,550,780
PayPal Holdings, Inc. (a)	42,993	2,494,884
Visa, Inc. Class A	63,248	16,600,703
		70,529,199
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	19,774	1,195,338
Bunge Global SA	5,989	639,446
Campbell Soup Co.	7,956	359,532
Conagra Brands, Inc.	18,791	534,040
General Mills, Inc.	22,647	1,432,649
Hershey Co.	5,934	1,090,847
Hormel Foods Corp.	11,469	349,690
Security Description	Shares	Value
J M Smucker Co.	4,236	$461,894
Kellanova	10,839	625,194
Kraft Heinz Co.	31,460	1,013,641
Lamb Weston Holdings, Inc.	5,641	474,295
McCormick & Co., Inc.	9,932	704,576
Mondelez International, Inc. Class A	53,703	3,514,324
Tyson Foods, Inc. Class A	11,649	665,624
		13,061,090
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	6,035	703,983
GROUND TRANSPORTATION — 1.0%
CSX Corp.	78,833	2,636,964
JB Hunt Transport Services, Inc.	3,299	527,840
Norfolk Southern Corp.	9,030	1,938,651
Old Dominion Freight Line, Inc.	7,206	1,272,579
Uber Technologies, Inc. (a)	83,578	6,074,449
Union Pacific Corp.	24,339	5,506,942
		17,957,425
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	69,184	7,188,910
Align Technology, Inc. (a)	2,893	698,457
Baxter International, Inc.	19,958	667,595
Becton Dickinson & Co.	11,514	2,690,937
Boston Scientific Corp. (a)	58,383	4,496,075
Cooper Cos., Inc.	7,886	688,448
Dexcom, Inc. (a)	15,903	1,803,082
Edwards Lifesciences Corp. (a)	24,190	2,234,430
GE HealthCare Technologies, Inc.	16,882	1,315,445
Hologic, Inc. (a)	9,361	695,054
IDEXX Laboratories, Inc. (a)	3,324	1,619,453
Insulet Corp. (a)	2,774	559,793
Intuitive Surgical, Inc. (a)	14,066	6,257,260
Medtronic PLC	53,053	4,175,802
ResMed, Inc.	5,836	1,117,127
Solventum Corp. (a)	5,506	291,157
STERIS PLC	3,980	873,769
Stryker Corp.	13,471	4,583,508
Teleflex, Inc.	1,861	391,424
Zimmer Biomet Holdings, Inc.	8,303	901,125
		43,248,851
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	9,800	963,536
Cencora, Inc.	6,602	1,487,431
Centene Corp. (a)	21,297	1,411,991
Cigna Group	11,349	3,751,639
CVS Health Corp.	50,178	2,963,513
DaVita, Inc. (a)	2,173	301,113
Elevance Health, Inc.	9,371	5,077,770
HCA Healthcare, Inc.	7,901	2,538,433
Henry Schein, Inc. (a)	5,179	331,974
Humana, Inc.	4,867	1,818,554
Labcorp Holdings, Inc.	3,376	687,050
McKesson Corp.	5,239	3,059,785

See accompanying notes to financial statements.
21

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Molina Healthcare, Inc. (a)	2,320	$689,736
Quest Diagnostics, Inc.	4,501	616,097
UnitedHealth Group, Inc.	36,807	18,744,333
Universal Health Services, Inc. Class B	2,429	449,195
		44,892,150
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	28,277	554,229
Ventas, Inc. REIT	15,827	811,292
Welltower, Inc. REIT	23,917	2,493,348
		3,858,869
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	27,647	497,093
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	17,330	2,627,748
Booking Holdings, Inc.	1,358	5,379,717
Caesars Entertainment, Inc. (a)	8,325	330,836
Carnival Corp. (a)	39,780	744,682
Chipotle Mexican Grill, Inc. (a)	54,725	3,428,521
Darden Restaurants, Inc.	4,753	719,224
Domino's Pizza, Inc.	1,417	731,640
Expedia Group, Inc. (a)	5,316	669,763
Hilton Worldwide Holdings, Inc.	10,046	2,192,037
Las Vegas Sands Corp.	14,760	653,130
Marriott International, Inc. Class A	9,809	2,371,522
McDonald's Corp.	28,935	7,373,795
MGM Resorts International (a)	11,194	497,461
Norwegian Cruise Line Holdings Ltd. (a)	16,993	319,298
Royal Caribbean Cruises Ltd. (a)	9,394	1,497,685
Starbucks Corp.	45,148	3,514,772
Wynn Resorts Ltd.	3,797	339,832
Yum! Brands, Inc.	11,253	1,490,572
		34,882,235
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	12,013	1,692,992
Garmin Ltd.	6,204	1,010,756
Lennar Corp. Class A	9,865	1,478,468
Mohawk Industries, Inc. (a)	2,099	238,425
NVR, Inc. (a)	131	994,101
PulteGroup, Inc.	8,565	943,007
		6,357,749
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	9,701	1,005,800
Clorox Co.	4,916	670,886
Colgate-Palmolive Co.	32,847	3,187,473
Kimberly-Clark Corp.	13,464	1,860,725
Procter & Gamble Co.	94,073	15,514,519
		22,239,403
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	26,166	459,736
Security Description	Shares	Value
Vistra Corp.	13,059	$1,122,813
		1,582,549
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	22,008	2,248,998
General Electric Co.	43,392	6,898,026
Honeywell International, Inc.	26,299	5,615,888
		14,762,912
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	36,857	4,139,410
INSURANCE — 2.1%
Aflac, Inc.	20,991	1,874,441
Allstate Corp.	10,502	1,676,749
American International Group, Inc.	26,546	1,970,775
Aon PLC Class A	8,683	2,549,155
Arch Capital Group Ltd. (a)	14,797	1,492,869
Arthur J Gallagher & Co.	8,646	2,241,994
Assurant, Inc.	2,101	349,291
Brown & Brown, Inc.	9,625	860,571
Chubb Ltd.	16,164	4,123,113
Cincinnati Financial Corp.	6,304	744,502
Everest Group Ltd.	1,787	680,883
Globe Life, Inc.	3,444	283,372
Hartford Financial Services Group, Inc.	11,990	1,205,475
Loews Corp.	7,354	549,638
Marsh & McLennan Cos., Inc.	19,615	4,133,273
MetLife, Inc.	24,488	1,718,813
Principal Financial Group, Inc.	8,768	687,850
Progressive Corp.	23,355	4,851,067
Prudential Financial, Inc.	14,404	1,688,005
Travelers Cos., Inc.	9,116	1,853,648
W R Berkley Corp.	8,193	643,806
Willis Towers Watson PLC	4,091	1,072,415
		37,251,705
INTERACTIVE MEDIA & SERVICES — 6.9%
Alphabet, Inc. Class A	234,957	42,797,418
Alphabet, Inc. Class C	195,477	35,854,391
Match Group, Inc. (a)	11,026	334,970
Meta Platforms, Inc. Class A	87,658	44,198,917
		123,185,696
IT SERVICES — 1.0%
Accenture PLC Class A	25,034	7,595,566
Akamai Technologies, Inc. (a)	6,093	548,857
Cognizant Technology Solutions Corp. Class A	19,988	1,359,184
EPAM Systems, Inc. (a)	2,283	429,455
Gartner, Inc. (a)	3,085	1,385,350
International Business Machines Corp.	36,575	6,325,646
VeriSign, Inc. (a)	3,507	623,545
		18,267,603
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	5,076	296,946

See accompanying notes to financial statements.
22

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	11,680	$1,514,078
Bio-Rad Laboratories, Inc. Class A (a)	866	236,513
Bio-Techne Corp.	6,072	435,059
Charles River Laboratories International, Inc. (a)	2,042	421,836
Danaher Corp.	26,264	6,562,060
IQVIA Holdings, Inc. (a)	7,288	1,540,975
Mettler-Toledo International, Inc. (a)	849	1,186,554
Revvity, Inc.	4,966	520,735
Thermo Fisher Scientific, Inc.	15,283	8,451,499
Waters Corp. (a)	2,357	683,813
West Pharmaceutical Services, Inc.	2,927	964,125
		22,517,247
MACHINERY — 1.6%
Caterpillar, Inc.	19,554	6,513,437
Cummins, Inc.	5,663	1,568,255
Deere & Co.	10,380	3,878,279
Dover Corp.	5,572	1,005,467
Fortive Corp.	13,975	1,035,548
IDEX Corp.	2,981	599,777
Illinois Tool Works, Inc.	10,902	2,583,338
Ingersoll Rand, Inc.	16,041	1,457,164
Nordson Corp.	2,140	496,352
Otis Worldwide Corp.	16,298	1,568,846
PACCAR, Inc.	20,852	2,146,505
Parker-Hannifin Corp.	5,094	2,576,596
Pentair PLC	6,544	501,729
Snap-on, Inc.	2,113	552,317
Stanley Black & Decker, Inc.	5,923	473,188
Westinghouse Air Brake Technologies Corp.	7,192	1,136,696
Xylem, Inc.	9,510	1,289,841
		29,383,335
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	3,937	1,177,006
Comcast Corp. Class A	158,038	6,188,768
Fox Corp. Class A	9,829	337,823
Fox Corp. Class B	5,841	187,029
Interpublic Group of Cos., Inc.	15,492	450,662
News Corp. Class A	15,395	424,440
News Corp. Class B	4,844	137,521
Omnicom Group, Inc.	7,896	708,271
Paramount Global Class B	19,941	207,187
		9,818,707
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	57,171	2,778,511
Newmont Corp.	46,188	1,933,892
Nucor Corp.	9,776	1,545,390
Security Description	Shares	Value
Steel Dynamics, Inc.	6,087	$788,266
		7,046,059
MULTI-UTILITIES — 0.6%
Ameren Corp.	10,722	762,441
CenterPoint Energy, Inc.	25,125	778,372
CMS Energy Corp.	11,469	682,750
Consolidated Edison, Inc.	13,740	1,228,631
Dominion Energy, Inc.	33,098	1,621,802
DTE Energy Co.	8,221	912,613
NiSource, Inc.	16,067	462,890
Public Service Enterprise Group, Inc.	19,848	1,462,798
Sempra	24,882	1,892,525
WEC Energy Group, Inc.	12,421	974,552
		10,779,374
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,400	748,608
Boston Properties, Inc. REIT	5,514	339,442
		1,088,050
OIL, GAS & CONSUMABLE FUELS — 0.8%
Kinder Morgan, Inc.	77,115	1,532,275
Marathon Petroleum Corp.	14,081	2,442,772
ONEOK, Inc.	23,312	1,901,094
Phillips 66	17,145	2,420,360
Targa Resources Corp.	8,968	1,154,899
Valero Energy Corp.	13,559	2,125,509
Williams Cos., Inc.	48,235	2,049,987
		13,626,896
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	9,434	1,003,778
Kenvue, Inc.	76,413	1,389,188
		2,392,966
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	81,122	3,368,997
Catalent, Inc. (a)	7,140	401,482
Eli Lilly & Co.	31,869	28,853,555
Johnson & Johnson	96,264	14,069,946
Merck & Co., Inc.	101,341	12,546,016
Pfizer, Inc.	225,160	6,299,977
Viatris, Inc.	47,419	504,064
Zoetis, Inc.	18,320	3,175,955
		69,219,992
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	16,404	3,915,471
Broadridge Financial Solutions, Inc.	4,655	917,035
Dayforce, Inc. (a) (b)	6,072	301,171
Equifax, Inc.	4,911	1,190,721
Jacobs Solutions, Inc.	5,006	699,388
Leidos Holdings, Inc.	5,621	819,992
Paychex, Inc.	12,716	1,507,609

See accompanying notes to financial statements.
23

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Paycom Software, Inc.	1,951	$279,071
Verisk Analytics, Inc.	5,748	1,549,373
		11,179,831
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	11,857	1,056,577
CoStar Group, Inc. (a)	16,501	1,223,384
		2,279,961
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	5,662	1,171,411
Camden Property Trust REIT	4,182	456,298
Equity Residential REIT	14,055	974,574
Essex Property Trust, Inc. REIT	2,573	700,370
Invitation Homes, Inc. REIT	22,908	822,168
Mid-America Apartment Communities, Inc. REIT	4,654	663,707
UDR, Inc. REIT	11,959	492,113
		5,280,641
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,894	292,207
Kimco Realty Corp. REIT	26,522	516,118
Realty Income Corp. REIT	34,838	1,840,143
Regency Centers Corp. REIT	6,248	388,626
Simon Property Group, Inc. REIT	12,978	1,970,060
		5,007,154
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.4%
Advanced Micro Devices, Inc. (a)	64,452	10,454,759
Analog Devices, Inc.	19,770	4,512,700
Applied Materials, Inc.	33,180	7,830,148
Broadcom, Inc.	17,428	27,981,177
Enphase Energy, Inc. (a)	5,351	533,548
First Solar, Inc. (a)	4,365	984,133
Intel Corp.	168,847	5,229,192
KLA Corp.	5,414	4,463,897
Lam Research Corp.	5,227	5,565,971
Microchip Technology, Inc.	21,556	1,972,374
Micron Technology, Inc.	44,178	5,810,732
Monolithic Power Systems, Inc.	1,946	1,598,989
NVIDIA Corp.	983,955	121,557,801
NXP Semiconductors NV	10,273	2,764,362
ON Semiconductor Corp. (a)	17,076	1,170,560
Qorvo, Inc. (a)	3,886	450,931
QUALCOMM, Inc.	44,661	8,895,578
Skyworks Solutions, Inc.	6,508	693,623
Teradyne, Inc.	6,174	915,542
Texas Instruments, Inc.	36,420	7,084,783
		220,470,800
SOFTWARE — 11.1%
Adobe, Inc. (a)	18,045	10,024,719
ANSYS, Inc. (a)	3,437	1,104,995
Autodesk, Inc. (a)	8,578	2,122,626
Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	10,856	$3,340,934
Fair Isaac Corp. (a)	986	1,467,819
Fortinet, Inc. (a)	25,403	1,531,039
Gen Digital, Inc.	22,713	567,371
Intuit, Inc.	11,171	7,341,693
Microsoft Corp.	297,317	132,885,833
Oracle Corp.	63,643	8,986,392
Palo Alto Networks, Inc. (a)	12,916	4,378,653
PTC, Inc. (a)	4,767	866,021
Roper Technologies, Inc.	4,245	2,392,737
Salesforce, Inc.	38,602	9,924,574
ServiceNow, Inc. (a)	8,195	6,446,761
Synopsys, Inc. (a)	6,093	3,625,700
Tyler Technologies, Inc. (a)	1,726	867,798
		197,875,665
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	18,557	3,607,110
Crown Castle, Inc. REIT	17,497	1,709,457
Digital Realty Trust, Inc. REIT	12,889	1,959,772
Equinix, Inc. REIT	3,751	2,838,007
Extra Space Storage, Inc. REIT	8,393	1,304,356
Iron Mountain, Inc. REIT	11,453	1,026,418
Public Storage REIT	6,305	1,813,633
SBA Communications Corp. REIT	4,345	852,923
VICI Properties, Inc. REIT	41,255	1,181,543
Weyerhaeuser Co. REIT	29,327	832,594
		17,125,813
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	679	2,012,624
Bath & Body Works, Inc.	9,015	352,036
Best Buy Co., Inc.	7,639	643,891
CarMax, Inc. (a)	6,435	471,943
Home Depot, Inc.	39,798	13,700,064
Lowe's Cos., Inc.	22,988	5,067,934
O'Reilly Automotive, Inc. (a)	2,351	2,482,797
Ross Stores, Inc.	13,490	1,960,367
TJX Cos., Inc.	45,592	5,019,679
Tractor Supply Co.	4,374	1,180,980
Ulta Beauty, Inc. (a)	1,971	760,550
		33,652,865
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	576,593	121,442,018
Hewlett Packard Enterprise Co.	51,228	1,084,497
HP, Inc.	34,668	1,214,073
NetApp, Inc.	8,307	1,069,941
Seagate Technology Holdings PLC	7,877	813,458
Super Micro Computer, Inc. (a)	1,999	1,637,881
Western Digital Corp. (a)	13,173	998,118
		128,259,986
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	1,020	987,309
Lululemon Athletica, Inc. (a)	4,561	1,362,371
NIKE, Inc. Class B	48,559	3,659,892

See accompanying notes to financial statements.
24

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Ralph Lauren Corp.	1,572	$275,194
Tapestry, Inc.	9,144	391,272
		6,676,038
TOBACCO — 0.5%
Altria Group, Inc.	68,697	3,129,149
Philip Morris International, Inc.	61,922	6,274,556
		9,403,705
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	23,104	1,451,856
United Rentals, Inc.	2,700	1,746,171
WW Grainger, Inc.	1,768	1,595,160
		4,793,187
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,656	988,849
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	20,818	3,667,715
TOTAL COMMON STOCKS (Cost $1,332,840,191)		1,778,572,823
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	2,895,086	2,895,954
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	277,755	$277,755
TOTAL SHORT-TERM INVESTMENTS (Cost $3,173,391)		3,173,709
TOTAL INVESTMENTS — 100.0% (Cost $1,336,013,582)		1,781,746,532
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		523,929
NET ASSETS — 100.0%		$1,782,270,461
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	09/20/2024	$2,747,941	$2,760,750	$12,809

During the year ended June 30, 2024, the average notional value related to futures contracts was $2,412,308.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,778,572,823	$—	$—	$1,778,572,823
Short-Term Investments	3,173,709	—	—	3,173,709
TOTAL INVESTMENTS	$1,781,746,532	$—	$—	$1,781,746,532
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$12,809	$—	$—	$12,809
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,809	$—	$—	$12,809
See accompanying notes to financial statements.
25

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	12,860	$941,095	$109,307	$166,484	$(22,968)	$30,158	12,042	$891,108	$25,030
State Street Institutional Liquid Reserves Fund, Premier Class	1,697,127	1,697,466	36,090,228	34,891,457	(469)	186	2,895,086	2,895,954	139,772
State Street Navigator Securities Lending Portfolio II	—	—	10,672,476	10,394,721	—	—	277,755	277,755	1,000
Total		$2,638,561	$46,872,011	$45,452,662	$(23,437)	$30,344		$4,064,817	$165,802
See accompanying notes to financial statements.
26

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 45.4%
Affiliated Managers Group, Inc.	46,634	$7,285,630
Ameriprise Financial, Inc.	16,358	6,987,974
ARES Management Corp. Class A	52,228	6,960,948
Artisan Partners Asset Management, Inc. Class A	173,922	7,177,761
AssetMark Financial Holdings, Inc. (a)	169,856	5,868,525
Bank of New York Mellon Corp.	119,317	7,145,895
BlackRock, Inc.	9,053	7,127,608
Blackstone, Inc.	57,123	7,071,827
Blue Owl Capital, Inc.	404,683	7,183,123
Brightsphere Investment Group, Inc.	116,448	2,581,652
Carlyle Group, Inc.	177,335	7,120,000
Cohen & Steers, Inc.	98,463	7,144,475
Diamond Hill Investment Group, Inc.	9,859	1,387,654
Federated Hermes, Inc.	218,774	7,193,289
Franklin Resources, Inc.	317,226	7,090,001
Hamilton Lane, Inc. Class A	59,562	7,360,672
Invesco Ltd.	475,507	7,113,585
Janus Henderson Group PLC	211,921	7,143,857
KKR & Co., Inc.	63,398	6,672,006
Northern Trust Corp.	84,768	7,118,817
P10, Inc. Class A (b)	390,062	3,307,726
SEI Investments Co.	107,428	6,949,517
State Street Corp. (c)	97,623	7,224,102
StepStone Group, Inc. Class A	162,514	7,457,768
T Rowe Price Group, Inc.	60,213	6,943,161
TPG, Inc.	169,874	7,041,277
Victory Capital Holdings, Inc. Class A	144,386	6,891,544
Virtus Investment Partners, Inc.	28,370	6,407,365
WisdomTree, Inc. (b)	597,720	5,923,405
		188,881,164
FINANCIAL EXCHANGES & DATA — 21.9%
Cboe Global Markets, Inc.	41,326	7,027,900
CME Group, Inc.	35,146	6,909,704
Coinbase Global, Inc. Class A (a)	28,283	6,285,331
Donnelley Financial Solutions, Inc. (a)	102,235	6,095,251
FactSet Research Systems, Inc.	17,237	7,037,350
Intercontinental Exchange, Inc.	50,977	6,978,242
MarketAxess Holdings, Inc.	34,616	6,941,546
Moody's Corp.	16,937	7,129,291
Morningstar, Inc.	24,386	7,214,598
MSCI, Inc.	14,416	6,944,908
Nasdaq, Inc.	118,136	7,118,875
Open Lending Corp. Class A (a)	257,909	1,439,132
S&P Global, Inc.	15,976	7,125,296
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	66,395	$7,037,870
		91,285,294
INVESTMENT BANKING & BROKERAGE — 32.6%
B Riley Financial, Inc. (b)	173,085	3,053,219
BGC Group, Inc. Class A	872,052	7,238,032
Charles Schwab Corp.	94,526	6,965,621
Evercore, Inc. Class A	35,143	7,324,855
Goldman Sachs Group, Inc.	15,480	7,001,914
Houlihan Lokey, Inc.	53,785	7,253,445
Interactive Brokers Group, Inc. Class A	57,611	7,063,109
Jefferies Financial Group, Inc.	157,302	7,827,347
Lazard, Inc.	188,881	7,211,477
LPL Financial Holdings, Inc.	24,990	6,979,707
Moelis & Co. Class A	132,119	7,512,286
Morgan Stanley	72,532	7,049,385
Perella Weinberg Partners	257,179	4,179,159
Piper Sandler Cos.	33,848	7,790,794
PJT Partners, Inc. Class A	68,456	7,387,087
Raymond James Financial, Inc.	59,821	7,394,474
Robinhood Markets, Inc. Class A (a)	308,818	7,013,257
Stifel Financial Corp.	88,073	7,411,343
StoneX Group, Inc. (a)	70,014	5,272,754
Virtu Financial, Inc. Class A	295,620	6,636,669
		135,565,934
TOTAL COMMON STOCKS (Cost $403,776,222)		415,732,392
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	353,565	353,671
State Street Navigator Securities Lending Portfolio II (c) (f)	2,413,402	2,413,402
TOTAL SHORT-TERM INVESTMENTS (Cost $2,767,054)		2,767,073
TOTAL INVESTMENTS — 100.6% (Cost $406,543,276)		418,499,465
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,313,612)
NET ASSETS — 100.0%		$416,185,853

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
27

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$415,732,392	$—	$—	$415,732,392
Short-Term Investments	2,767,073	—	—	2,767,073
TOTAL INVESTMENTS	$418,499,465	$—	$—	$418,499,465

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	30,384	$2,223,501	$10,247,665	$5,492,155	$165,926	$79,165	97,623	$7,224,102	$146,762
State Street Institutional Liquid Reserves Fund, Premier Class	237,542	237,590	15,211,383	15,095,426	108	16	353,565	353,671	25,599
State Street Navigator Securities Lending Portfolio II	4,491,999	4,491,999	136,161,990	138,240,587	—	—	2,413,402	2,413,402	508,774
Total		$6,953,090	$161,621,038	$158,828,168	$166,034	$79,181		$9,991,175	$681,135
See accompanying notes to financial statements.
28

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 75.1%
Abbott Laboratories	40,970	$4,257,193
Alphatec Holdings, Inc. (a) (b)	398,482	4,164,137
Artivion, Inc. (a)	56,984	1,461,640
AtriCure, Inc. (a)	204,615	4,659,084
Axonics, Inc. (a)	63,211	4,249,675
Baxter International, Inc.	125,749	4,206,304
Becton Dickinson & Co.	18,174	4,247,445
Boston Scientific Corp. (a)	55,339	4,261,656
CONMED Corp.	59,736	4,140,899
Dexcom, Inc. (a)	36,635	4,153,676
Edwards Lifesciences Corp. (a)	48,663	4,495,001
Enovis Corp. (a)	94,733	4,281,932
Envista Holdings Corp. (a)	240,397	3,997,802
GE HealthCare Technologies, Inc.	55,534	4,327,209
Glaukos Corp. (a)	37,725	4,464,754
Globus Medical, Inc. Class A (a)	64,744	4,434,317
Hologic, Inc. (a)	59,170	4,393,372
IDEXX Laboratories, Inc. (a)	8,428	4,106,122
Inari Medical, Inc. (a)	93,771	4,515,074
Inspire Medical Systems, Inc. (a) (b)	25,479	3,409,855
Insulet Corp. (a)	21,191	4,276,344
Integer Holdings Corp. (a)	36,522	4,228,882
Integra LifeSciences Holdings Corp. (a)	145,225	4,231,856
Intuitive Surgical, Inc. (a)	9,977	4,438,268
iRhythm Technologies, Inc. (a)	45,031	4,847,137
LeMaitre Vascular, Inc.	32,322	2,659,454
LivaNova PLC (a)	80,635	4,420,411
Masimo Corp. (a)	31,306	3,942,678
Medtronic PLC	52,416	4,125,663
Nevro Corp. (a)	209,104	1,760,656
Novocure Ltd. (a)	199,054	3,409,795
Omnicell, Inc. (a)	152,197	4,119,973
Orthofix Medical, Inc. (a)	117,308	1,555,504
Penumbra, Inc. (a)	22,622	4,071,281
PROCEPT BioRobotics Corp. (a) (b)	67,244	4,107,936
QuidelOrtho Corp. (a) (b)	116,539	3,871,426
ResMed, Inc.	20,063	3,840,459
SI-BONE, Inc. (a)	159,385	2,060,848
Silk Road Medical, Inc. (a)	185,316	5,010,945
STERIS PLC	19,460	4,272,248
Stryker Corp.	12,314	4,189,838
Surmodics, Inc. (a)	11,815	496,703
Tactile Systems Technology, Inc. (a)	101,006	1,206,012
Tandem Diabetes Care, Inc. (a)	93,709	3,775,536
Teleflex, Inc.	20,394	4,289,470
TransMedics Group, Inc. (a) (b)	29,912	4,505,345
Varex Imaging Corp. (a)	118,993	1,752,767
Zimmer Biomet Holdings, Inc.	39,629	4,300,935
Zimvie, Inc. (a)	97,803	1,784,905
		183,780,422
Security Description	Shares	Value
HEALTH CARE SUPPLIES — 24.7%
Align Technology, Inc. (a)	16,593	$4,006,048
Atrion Corp.	7,503	3,394,582
Avanos Medical, Inc. (a)	70,137	1,397,129
Cooper Cos., Inc.	45,446	3,967,436
Dentsply Sirona, Inc.	162,689	4,052,583
Embecta Corp.	120,732	1,509,150
Haemonetics Corp. (a)	50,175	4,150,978
ICU Medical, Inc. (a)	37,389	4,439,944
Lantheus Holdings, Inc. (a)	53,593	4,302,982
Merit Medical Systems, Inc. (a)	51,930	4,463,383
Neogen Corp. (a) (b)	249,725	3,903,202
OraSure Technologies, Inc. (a)	374,986	1,597,440
OrthoPediatrics Corp. (a)	52,901	1,521,433
RxSight, Inc. (a)	73,377	4,415,094
Solventum Corp. (a)	77,856	4,117,025
STAAR Surgical Co. (a)	103,052	4,906,306
UFP Technologies, Inc. (a)	16,872	4,452,015
		60,596,730
TOTAL COMMON STOCKS (Cost $285,338,583)		244,377,152
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	399,084	399,204
State Street Navigator Securities Lending Portfolio II (e) (f)	3,024,830	3,024,830
TOTAL SHORT-TERM INVESTMENTS (Cost $3,424,010)		3,424,034
TOTAL INVESTMENTS — 101.2% (Cost $288,762,593)		247,801,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,973,698)
NET ASSETS — 100.0%		$244,827,488

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
29

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$244,377,152	$—	$—	$244,377,152
Short-Term Investments	3,424,034	—	—	3,424,034
TOTAL INVESTMENTS	$247,801,186	$—	$—	$247,801,186

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	131,452	$131,478	$1,963,745	$1,696,125	$82	$24	399,084	$399,204	$24,135
State Street Navigator Securities Lending Portfolio II	13,379,982	13,379,982	132,277,978	142,633,130	—	—	3,024,830	3,024,830	65,592
Total		$13,511,460	$134,241,723	$144,329,255	$82	$24		$3,424,034	$89,727
See accompanying notes to financial statements.
30

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE SERVICES — 48.1%
Accolade, Inc. (a)	94,427	$338,049
Addus HomeCare Corp. (a)	12,299	1,428,037
agilon health, Inc. (a) (b)	256,436	1,677,091
Amedisys, Inc. (a)	19,270	1,768,986
AMN Healthcare Services, Inc. (a)	31,991	1,638,899
Astrana Health, Inc. (a)	14,951	606,413
BrightSpring Health Services, Inc. (a)	105,274	1,195,913
Castle Biosciences, Inc. (a)	24,946	543,074
Chemed Corp.	3,284	1,781,833
Cigna Group	5,309	1,754,996
CorVel Corp. (a)	3,701	941,053
Cross Country Healthcare, Inc. (a)	42,518	588,449
CVS Health Corp.	29,382	1,735,301
DaVita, Inc. (a)	12,535	1,736,975
Enhabit, Inc. (a)	64,258	573,181
Fulgent Genetics, Inc. (a)	22,182	435,211
Guardant Health, Inc. (a)	58,570	1,691,502
Hims & Hers Health, Inc. (a)	74,501	1,504,175
Labcorp Holdings, Inc.	8,852	1,801,470
LifeStance Health Group, Inc. (a) (b)	155,063	761,359
ModivCare, Inc. (a) (b)	20,770	545,005
National Research Corp.	9,233	211,897
NeoGenomics, Inc. (a)	88,419	1,226,371
OPKO Health, Inc. (a) (b)	593,953	742,441
Option Care Health, Inc. (a)	63,488	1,758,618
Pediatrix Medical Group, Inc. (a)	95,243	719,085
Pennant Group, Inc. (a)	17,650	409,303
Premier, Inc. Class A	96,268	1,797,324
Privia Health Group, Inc. (a)	101,283	1,760,299
Quest Diagnostics, Inc.	12,836	1,756,992
R1 RCM, Inc. (a)	141,101	1,772,229
RadNet, Inc. (a)	30,262	1,783,037
		38,984,568
HEALTH CARE DISTRIBUTORS — 14.2%
AdaptHealth Corp. (a)	93,272	932,720
Cardinal Health, Inc.	17,659	1,736,233
Cencora, Inc.	7,609	1,714,308
Henry Schein, Inc. (a)	26,891	1,723,713
McKesson Corp.	2,999	1,751,536
Owens & Minor, Inc. (a)	92,329	1,246,441
Patterson Cos., Inc.	78,189	1,885,919
PetIQ, Inc. (a)	24,510	540,690
		11,531,560
HEALTH CARE FACILITIES — 21.5%
Acadia Healthcare Co., Inc. (a)	27,055	1,827,295
Brookdale Senior Living, Inc. (a)	202,886	1,385,711
Community Health Systems, Inc. (a)	152,935	513,862
Encompass Health Corp.	20,989	1,800,646
Security Description	Shares	Value
Ensign Group, Inc.	14,874	$1,839,765
HCA Healthcare, Inc.	5,243	1,684,471
National HealthCare Corp.	5,531	599,560
Select Medical Holdings Corp.	52,318	1,834,269
Surgery Partners, Inc. (a) (b)	70,776	1,683,761
Tenet Healthcare Corp. (a)	12,821	1,705,578
U.S. Physical Therapy, Inc.	8,130	751,374
Universal Health Services, Inc. Class B	9,419	1,741,856
		17,368,148
MANAGED HEALTH CARE — 16.2%
Alignment Healthcare, Inc. (a) (b)	61,713	482,596
Centene Corp. (a)	25,670	1,701,921
Elevance Health, Inc.	3,308	1,792,473
HealthEquity, Inc. (a)	21,453	1,849,249
Humana, Inc.	4,930	1,842,094
Molina Healthcare, Inc. (a)	5,763	1,713,340
Progyny, Inc. (a)	65,582	1,876,301
UnitedHealth Group, Inc.	3,559	1,812,456
		13,070,430
TOTAL COMMON STOCKS (Cost $87,959,551)		80,954,706
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	41,665	41,677
State Street Navigator Securities Lending Portfolio II (e) (f)	2,170,492	2,170,492
TOTAL SHORT-TERM INVESTMENTS (Cost $2,212,167)		2,212,169
TOTAL INVESTMENTS — 102.7% (Cost $90,171,718)		83,166,875
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(2,176,672)
NET ASSETS — 100.0%		$80,990,203

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
31

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$80,954,706	$—	$—	$80,954,706
Short-Term Investments	2,212,169	—	—	2,212,169
TOTAL INVESTMENTS	$83,166,875	$—	$—	$83,166,875

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,973	$31,979	$1,133,729	$1,124,053	$20	$2	41,665	$41,677	$3,849
State Street Navigator Securities Lending Portfolio II	2,220,400	2,220,400	24,664,484	24,714,392	—	—	2,170,492	2,170,492	35,627
Total		$2,252,379	$25,798,213	$25,838,445	$20	$2		$2,212,169	$39,476
See accompanying notes to financial statements.
32

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.8%
Aon PLC Class A	49,493	$14,530,155
Arthur J Gallagher & Co.	56,506	14,652,571
Baldwin Insurance Group, Inc. (a)	294,728	10,454,002
Brown & Brown, Inc.	161,989	14,483,437
Marsh & McLennan Cos., Inc.	69,858	14,720,478
Ryan Specialty Holdings, Inc. (b)	278,756	16,142,760
Willis Towers Watson PLC	57,266	15,011,709
		99,995,112
LIFE & HEALTH INSURANCE — 24.8%
Aflac, Inc.	167,647	14,972,554
Brighthouse Financial, Inc. (a)	356,465	15,449,193
CNO Financial Group, Inc.	548,777	15,212,098
Genworth Financial, Inc. Class A (a)	2,456,575	14,837,713
Globe Life, Inc.	187,684	15,442,639
Lincoln National Corp.	480,260	14,936,086
MetLife, Inc.	212,866	14,941,065
Oscar Health, Inc. Class A (a)	769,504	12,173,553
Primerica, Inc.	66,243	15,671,769
Principal Financial Group, Inc.	190,698	14,960,258
Prudential Financial, Inc.	129,246	15,146,339
Unum Group	301,544	15,411,914
		179,155,181
MULTI-LINE INSURANCE — 4.1%
American International Group, Inc.	198,747	14,754,977
Assurant, Inc.	88,312	14,681,870
		29,436,847
PROPERTY & CASUALTY INSURANCE — 49.1%
Allstate Corp.	92,902	14,832,733
American Financial Group, Inc.	117,546	14,460,509
Arch Capital Group Ltd. (a)	150,308	15,164,574
Assured Guaranty Ltd.	193,221	14,907,000
Axis Capital Holdings Ltd.	214,008	15,119,665
Chubb Ltd.	56,240	14,345,699
Cincinnati Financial Corp.	129,973	15,349,811
Erie Indemnity Co. Class A	41,790	15,144,696
Fidelity National Financial, Inc.	302,238	14,936,602
First American Financial Corp.	275,473	14,861,769
Hanover Insurance Group, Inc.	120,755	15,147,507
Hartford Financial Services Group, Inc.	146,698	14,749,017
Kemper Corp.	254,706	15,111,707
Kinsale Capital Group, Inc.	38,299	14,755,839
Loews Corp.	197,750	14,779,835
Security Description	Shares	Value
Markel Group, Inc. (a)	9,451	$14,891,563
Old Republic International Corp.	493,050	15,235,245
Palomar Holdings, Inc. (a)	154,775	12,559,991
Progressive Corp.	71,690	14,890,730
RLI Corp.	104,499	14,701,964
Selective Insurance Group, Inc.	161,363	15,140,690
Travelers Cos., Inc.	71,020	14,441,207
W R Berkley Corp.	186,719	14,672,379
White Mountains Insurance Group Ltd.	8,299	15,083,018
		355,283,750
REINSURANCE — 8.1%
Enstar Group Ltd. (a)	45,609	13,942,671
Everest Group Ltd.	39,773	15,154,309
Reinsurance Group of America, Inc.	72,233	14,827,268
RenaissanceRe Holdings Ltd.	66,926	14,958,630
		58,882,878
TOTAL COMMON STOCKS (Cost $725,126,140)		722,753,768
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	1,264,532	1,264,912
State Street Navigator Securities Lending Portfolio II (e) (f)	14,911,150	14,911,150
TOTAL SHORT-TERM INVESTMENTS (Cost $16,176,006)		16,176,062
TOTAL INVESTMENTS — 102.2% (Cost $741,302,146)		738,929,830
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(15,592,320)
NET ASSETS — 100.0%		$723,337,510

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
33

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$722,753,768	$—	$—	$722,753,768
Short-Term Investments	16,176,062	—	—	16,176,062
TOTAL INVESTMENTS	$738,929,830	$—	$—	$738,929,830

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,104,759	$1,104,980	$32,525,458	$32,364,377	$(1,200)	$51	1,264,532	$1,264,912	$42,690
State Street Navigator Securities Lending Portfolio II	27,150	27,150	77,327,421	62,443,421	—	—	14,911,150	14,911,150	3,863
Total		$1,132,130	$109,852,879	$94,807,798	$(1,200)	$51		$16,176,062	$46,553
See accompanying notes to financial statements.
34

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 7.4%
Alcoa Corp.	2,425,777	$96,497,409
Century Aluminum Co. (a) (b)	1,573,478	26,355,756
Kaiser Aluminum Corp. (b)	273,425	24,034,058
		146,887,223
COAL & CONSUMABLE FUELS — 11.3%
Centrus Energy Corp. Class A (a) (b)	398,482	17,035,106
CONSOL Energy, Inc. (a) (b)	709,534	72,393,754
Peabody Energy Corp.	2,904,478	64,247,053
Uranium Energy Corp. (a)	12,039,528	72,357,563
		226,033,476
COPPER — 4.6%
Freeport-McMoRan, Inc.	1,910,983	92,873,774
DIVERSIFIED METALS & MINING — 4.2%
Compass Minerals International, Inc. (b)	961,761	9,934,991
Materion Corp.	204,530	22,115,829
MP Materials Corp. (a) (b)	4,012,871	51,083,848
		83,134,668
GOLD — 12.9%
Coeur Mining, Inc. (a) (b)	10,080,785	56,654,012
McEwen Mining, Inc. (a) (b)	1,188,099	10,906,749
Newmont Corp.	2,252,264	94,302,293
Royal Gold, Inc.	755,887	94,606,817
		256,469,871
SILVER — 4.3%
Gatos Silver, Inc. (a) (b)	667,159	6,965,140
Hecla Mining Co.	16,392,009	79,501,243
		86,466,383
STEEL — 55.2%
Alpha Metallurgical Resources, Inc. (b)	311,969	87,516,664
Arch Resources, Inc.	507,229	77,215,471
ATI, Inc. (a) (b)	1,723,279	95,555,820
Carpenter Technology Corp.	904,327	99,096,153
Cleveland-Cliffs, Inc. (a)	6,166,138	94,896,864
Commercial Metals Co.	1,598,462	87,899,425
Haynes International, Inc. (b)	323,718	19,002,247
Metallus, Inc. (a) (b)	458,525	9,294,302
Nucor Corp.	594,330	93,951,686
Security Description	Shares	Value
Olympic Steel, Inc. (b)	186,274	$8,350,663
Radius Recycling, Inc.	529,352	8,083,205
Ramaco Resources, Inc. Class A	1,045,375	13,014,919
Reliance, Inc.	331,795	94,760,652
Ryerson Holding Corp. (b)	704,006	13,728,117
Steel Dynamics, Inc.	761,766	98,648,697
SunCoke Energy, Inc.	1,341,178	13,143,544
U.S. Steel Corp.	2,521,587	95,315,989
Warrior Met Coal, Inc.	1,274,516	80,001,369
Worthington Steel, Inc.	352,689	11,765,705
		1,101,241,492
TOTAL COMMON STOCKS (Cost $2,079,893,771)		1,993,106,887
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	1,609,623	1,610,106
State Street Navigator Securities Lending Portfolio II (e) (f)	49,968,288	49,968,288
TOTAL SHORT-TERM INVESTMENTS (Cost $51,578,313)		51,578,394
TOTAL INVESTMENTS — 102.5% (Cost $2,131,472,084)		2,044,685,281
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(49,871,163)
NET ASSETS — 100.0%		$1,994,814,118

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
35

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,993,106,887	$—	$—	$1,993,106,887
Short-Term Investments	51,578,394	—	—	51,578,394
TOTAL INVESTMENTS	$2,044,685,281	$—	$—	$2,044,685,281

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
Coeur Mining, Inc.	14,143,094	$40,166,387	$82,070,900	$110,912,785	$238,018	$—*	—	$—*	$—
Piedmont Lithium, Inc.	772,639	44,588,997	54,883,515	46,204,841	(61,910,976)	—*	—	—*	—
Ramaco Resources, Inc.	—	—	54,564,188	32,188,021	(5,646,049)	—*	—	—*	455,478
State Street Institutional Liquid Reserves Fund, Premier Class	2,380,701	2,381,177	42,725,889	43,497,316	276	80	1,609,623	1,610,106	100,372
State Street Navigator Securities Lending Portfolio II	105,386,834	105,386,834	985,820,897	1,041,239,443	—	—	49,968,288	49,968,288	254,447
Total		$192,523,395	$1,220,065,389	$1,274,042,406	$(67,318,731)	$80		$51,578,394	$810,297
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at year ended June 30, 2024.
*	As of June 30, 2024, no longer an affiliate.
See accompanying notes to financial statements.
36

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.3%
Diamond Offshore Drilling, Inc. (a)	453,960	$7,031,840
Helmerich & Payne, Inc.	325,895	11,777,845
Nabors Industries Ltd. (a) (b)	60,279	4,289,454
Noble Corp. PLC	247,868	11,067,306
Patterson-UTI Energy, Inc.	1,084,769	11,238,207
Transocean Ltd. (a) (b)	2,062,530	11,034,535
Valaris Ltd. (a)	147,793	11,010,579
		67,449,766
OIL & GAS EQUIPMENT & SERVICES — 72.6%
Archrock, Inc.	546,744	11,055,164
Atlas Energy Solutions, Inc. (b)	300,433	5,987,630
Baker Hughes Co.	342,981	12,062,642
Bristow Group, Inc. (a)	35,345	1,185,118
Cactus, Inc. Class A (b)	185,479	9,782,162
ChampionX Corp.	353,206	11,729,971
Core Laboratories, Inc.	123,246	2,500,661
Dril-Quip, Inc. (a)	115,791	2,153,713
Expro Group Holdings NV (a) (b)	258,624	5,927,662
Halliburton Co.	323,915	10,941,849
Helix Energy Solutions Group, Inc. (a)	592,520	7,074,689
Kodiak Gas Services, Inc. (b)	122,298	3,333,843
Liberty Energy, Inc.	518,894	10,839,696
Newpark Resources, Inc. (a)	200,501	1,666,163
NOV, Inc.	609,330	11,583,363
Oceaneering International, Inc. (a)	318,872	7,544,512
ProPetro Holding Corp. (a)	525,251	4,553,926
RPC, Inc.	518,645	3,241,531
Schlumberger NV	247,983	11,699,838
Select Water Solutions, Inc.	382,725	4,095,157
TechnipFMC PLC	439,723	11,498,756
TETRA Technologies, Inc. (a)	626,508	2,167,718
Security Description	Shares	Value
Tidewater, Inc. (a)	109,942	$10,467,578
U.S. Silica Holdings, Inc. (a)	286,199	4,421,775
Weatherford International PLC (a)	95,592	11,705,240
		179,220,357
TOTAL COMMON STOCKS (Cost $251,511,745)		246,670,123
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	278,300	278,384
State Street Navigator Securities Lending Portfolio II (e) (f)	16,416,351	16,416,351
TOTAL SHORT-TERM INVESTMENTS (Cost $16,694,711)		16,694,735
TOTAL INVESTMENTS — 106.7% (Cost $268,206,456)		263,364,858
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(16,422,484)
NET ASSETS — 100.0%		$246,942,374

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$246,670,123	$—	$—	$246,670,123
Short-Term Investments	16,694,735	—	—	16,694,735
TOTAL INVESTMENTS	$263,364,858	$—	$—	$263,364,858
See accompanying notes to financial statements.
37

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	144,345	$144,374	$5,630,075	$5,496,129	$46	$18	278,300	$278,384	$14,889
State Street Navigator Securities Lending Portfolio II	18,618,135	18,618,135	177,546,566	179,748,350	—	—	16,416,351	16,416,351	28,079
Total		$18,762,509	$183,176,641	$185,244,479	$46	$18		$16,694,735	$42,968
See accompanying notes to financial statements.
38

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Amneal Pharmaceuticals, Inc. (a)	325,827	$2,069,001
Amphastar Pharmaceuticals, Inc. (a)	108,817	4,352,680
ANI Pharmaceuticals, Inc. (a)	44,832	2,854,902
Arvinas, Inc. (a)	247,063	6,576,817
Axsome Therapeutics, Inc. (a) (b)	103,467	8,329,094
Bristol-Myers Squibb Co.	184,913	7,679,437
Cassava Sciences, Inc. (a) (b)	212,664	2,626,400
Catalent, Inc. (a)	137,318	7,721,391
Collegium Pharmaceutical, Inc. (a)	119,121	3,835,696
Corcept Therapeutics, Inc. (a)	216,173	7,023,461
Edgewise Therapeutics, Inc. (a)	166,042	2,990,416
Elanco Animal Health, Inc. (a)	422,539	6,097,238
Eli Lilly & Co.	8,674	7,853,266
Enliven Therapeutics, Inc. (a)	60,982	1,425,149
Evolus, Inc. (a)	183,433	1,990,248
EyePoint Pharmaceuticals, Inc. (a) (b)	198,635	1,728,125
Fulcrum Therapeutics, Inc. (a)	163,072	1,011,046
Harmony Biosciences Holdings, Inc. (a)	100,903	3,044,244
Harrow, Inc. (a) (b)	73,496	1,535,331
Innoviva, Inc. (a)	146,618	2,404,535
Intra-Cellular Therapies, Inc. (a)	112,416	7,699,372
Jazz Pharmaceuticals PLC (a)	67,473	7,201,393
Johnson & Johnson	52,344	7,650,599
Ligand Pharmaceuticals, Inc. (a)	39,396	3,319,507
Liquidia Corp. (a) (b)	223,701	2,684,413
Longboard Pharmaceuticals, Inc. (a)	109,297	2,954,298
Merck & Co., Inc.	58,840	7,284,392
Mind Medicine MindMed, Inc. (a)	323,623	2,333,322
Nuvation Bio, Inc. (a)	302,405	883,023
Ocular Therapeutix, Inc. (a) (b)	674,804	4,615,659
Organon & Co.	373,450	7,730,415
Pacira BioSciences, Inc. (a)	140,245	4,012,410
Perrigo Co. PLC	283,739	7,286,418
Pfizer, Inc.	276,729	7,742,877
Pliant Therapeutics, Inc. (a) (b)	110,571	1,188,638
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	69,293	$4,770,823
Royalty Pharma PLC Class A	282,999	7,462,684
Supernus Pharmaceuticals, Inc. (a)	143,814	3,847,025
Tarsus Pharmaceuticals, Inc. (a) (b)	141,330	3,841,349
Viatris, Inc.	749,103	7,962,965
WaVe Life Sciences Ltd. (a)	151,363	755,301
Xeris Biopharma Holdings, Inc. (a)	369,069	830,405
Zoetis, Inc.	44,669	7,743,818
TOTAL COMMON STOCKS (Cost $205,514,161)		194,949,583
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	165,604	165,653
State Street Navigator Securities Lending Portfolio II (e) (f)	11,100,091	11,100,091
TOTAL SHORT-TERM INVESTMENTS (Cost $11,265,728)		11,265,744
TOTAL INVESTMENTS — 105.7% (Cost $216,779,889)		206,215,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(11,067,216)
NET ASSETS — 100.0%		$195,148,111

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
39

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$194,949,583	$—	$—	$194,949,583
Short-Term Investments	11,265,744	—	—	11,265,744
TOTAL INVESTMENTS	$206,215,327	$—	$—	$206,215,327

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	123,248	$123,272	$5,316,035	$5,273,587	$(71)	$4	165,604	$165,653	$18,353
State Street Navigator Securities Lending Portfolio II	8,279,078	8,279,078	147,287,536	144,466,523	—	—	11,100,091	11,100,091	589,546
Total		$8,402,350	$152,603,571	$149,740,110	$(71)	$4		$11,265,744	$607,899
See accompanying notes to financial statements.
40

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 21.0%
Abercrombie & Fitch Co. Class A (a)	25,761	$4,581,336
American Eagle Outfitters, Inc.	233,354	4,657,746
Boot Barn Holdings, Inc. (a)	37,916	4,888,510
Buckle, Inc.	135,046	4,988,599
Burlington Stores, Inc. (a)	21,019	5,044,560
Caleres, Inc.	139,917	4,701,211
Designer Brands, Inc. Class A (b)	485,106	3,313,274
Foot Locker, Inc.	198,895	4,956,464
Gap, Inc.	191,897	4,584,419
Genesco, Inc. (a)	67,917	1,756,334
Guess?, Inc.	227,686	4,644,794
Revolve Group, Inc. (a) (b)	284,756	4,530,468
Ross Stores, Inc.	32,870	4,776,669
Shoe Carnival, Inc.	85,444	3,152,029
TJX Cos., Inc.	44,189	4,865,209
Urban Outfitters, Inc. (a)	111,921	4,594,357
Victoria's Secret & Co. (a)	270,614	4,781,749
		74,817,728
AUTOMOTIVE RETAIL — 21.6%
Advance Auto Parts, Inc. (b)	75,607	4,788,191
America's Car-Mart, Inc. (a) (b)	38,771	2,334,402
Arko Corp. (b)	182,737	1,145,761
Asbury Automotive Group, Inc. (a)	20,849	4,750,862
AutoNation, Inc. (a)	29,251	4,662,024
AutoZone, Inc. (a)	1,685	4,994,509
Camping World Holdings, Inc. Class A	267,160	4,771,478
CarMax, Inc. (a) (b)	68,589	5,030,317
Carvana Co. (a)	46,540	5,990,629
Group 1 Automotive, Inc.	15,786	4,692,862
Lithia Motors, Inc.	19,040	4,806,648
Monro, Inc.	197,976	4,723,707
Murphy USA, Inc.	10,198	4,787,553
O'Reilly Automotive, Inc. (a)	4,766	5,033,182
Penske Automotive Group, Inc.	33,126	4,936,437
Sonic Automotive, Inc. Class A	85,353	4,649,178
Valvoline, Inc. (a)	116,372	5,027,270
		77,125,010
BROADLINE RETAIL — 12.9%
Amazon.com, Inc. (a)	26,115	5,046,724
Dillard's, Inc. Class A (b)	11,543	5,083,422
eBay, Inc.	92,001	4,942,294
Etsy, Inc. (a)	81,470	4,805,100
Groupon, Inc. (a)	210,566	3,221,660
Kohl's Corp. (b)	222,205	5,108,493
Macy's, Inc.	261,168	5,014,425
Nordstrom, Inc. (b)	227,799	4,833,895
Ollie's Bargain Outlet Holdings, Inc. (a)	54,678	5,367,739
Security Description	Shares	Value
Savers Value Village, Inc. (a) (b)	198,446	$2,428,979
		45,852,731
COMPUTER & ELECTRONICS RETAIL — 3.8%
Best Buy Co., Inc.	55,001	4,636,034
GameStop Corp. Class A (a) (b)	167,079	4,125,181
Upbound Group, Inc.	153,455	4,711,068
		13,472,283
CONSUMER STAPLES MERCHANDISE RETAIL — 9.6%
BJ's Wholesale Club Holdings, Inc. (a)	55,261	4,854,126
Costco Wholesale Corp.	5,606	4,765,044
Dollar General Corp.	38,114	5,039,814
Dollar Tree, Inc. (a)	45,214	4,827,499
PriceSmart, Inc.	60,885	4,943,862
Target Corp.	33,971	5,029,067
Walmart, Inc.	71,552	4,844,786
		34,304,198
DRUG RETAIL — 1.1%
Walgreens Boots Alliance, Inc. (b)	308,378	3,729,832
FOOD RETAIL — 8.6%
Albertsons Cos., Inc. Class A	239,632	4,732,732
Casey's General Stores, Inc.	12,885	4,916,401
Grocery Outlet Holding Corp. (a) (b)	232,227	5,136,861
Ingles Markets, Inc. Class A	42,281	2,900,899
Kroger Co.	95,186	4,752,637
Sprouts Farmers Market, Inc. (a)	63,436	5,307,056
Weis Markets, Inc.	47,080	2,955,212
		30,701,798
OTHER SPECIALTY RETAIL — 21.3%
Academy Sports & Outdoors, Inc. (b)	92,585	4,930,151
Bath & Body Works, Inc.	110,855	4,328,888
Chewy, Inc. Class A (a) (b)	216,577	5,899,557
Dick's Sporting Goods, Inc.	22,161	4,761,291
Five Below, Inc. (a)	42,472	4,628,174
Hibbett, Inc.	55,087	4,804,137
Leslie's, Inc. (a) (b)	1,049,316	4,396,634
MarineMax, Inc. (a)	124,650	4,034,920
National Vision Holdings, Inc. (a)	357,058	4,673,889
ODP Corp. (a)	125,474	4,927,364
Sally Beauty Holdings, Inc. (a)	461,964	4,956,874
Signet Jewelers Ltd. (b)	54,995	4,926,452
Tractor Supply Co. (b)	17,121	4,622,670
Ulta Beauty, Inc. (a)	12,279	4,738,098
Warby Parker, Inc. Class A (a) (b)	295,812	4,750,741

See accompanying notes to financial statements.
41

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Winmark Corp.	13,146	$4,635,674
		76,015,514
TOTAL COMMON STOCKS (Cost $424,045,888)		356,019,094
SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	314,994	315,089
State Street Navigator Securities Lending Portfolio II (e) (f)	37,105,442	37,105,442
TOTAL SHORT-TERM INVESTMENTS (Cost $37,420,516)		37,420,531
TOTAL INVESTMENTS — 110.4% (Cost $461,466,404)		393,439,625
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(36,981,538)
NET ASSETS — 100.0%		$356,458,087

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$356,019,094	$—	$—	$356,019,094
Short-Term Investments	37,420,531	—	—	37,420,531
TOTAL INVESTMENTS	$393,439,625	$—	$—	$393,439,625

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,588	$371,662	$15,329,094	$15,385,683	$10	$6	314,994	$315,089	$23,166
State Street Navigator Securities Lending Portfolio II	26,800,198	26,800,198	364,907,282	354,602,038	—	—	37,105,442	37,105,442	86,311
Total		$27,171,860	$380,236,376	$369,987,721	$10	$6		$37,420,531	$109,477
See accompanying notes to financial statements.
42

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	301,054	$48,833,968
Allegro MicroSystems, Inc. (a) (b)	1,714,915	48,429,200
Alpha & Omega Semiconductor Ltd. (a) (b)	131,118	4,899,880
Ambarella, Inc. (a)	689,864	37,218,163
Analog Devices, Inc.	207,840	47,441,558
Broadcom, Inc.	27,709	44,487,631
CEVA, Inc. (a)	183,945	3,548,299
Cirrus Logic, Inc. (a)	392,013	50,044,380
Credo Technology Group Holding Ltd. (a)	1,663,775	53,140,973
Diodes, Inc. (a)	425,432	30,601,324
First Solar, Inc. (a)	175,590	39,588,521
Impinj, Inc. (a) (b)	320,314	50,215,626
indie Semiconductor, Inc. Class A (a) (b)	3,118,701	19,242,385
Intel Corp.	1,578,081	48,873,169
Lattice Semiconductor Corp. (a)	797,902	46,270,337
MACOM Technology Solutions Holdings, Inc. (a)	460,956	51,382,765
Marvell Technology, Inc.	655,835	45,842,867
MaxLinear, Inc. (a)	969,431	19,524,340
Microchip Technology, Inc.	526,011	48,130,006
Micron Technology, Inc.	339,954	44,714,150
Monolithic Power Systems, Inc.	59,545	48,926,936
Navitas Semiconductor Corp. (a) (b)	2,663,817	10,468,801
NVE Corp. (b)	24,638	1,840,212
NVIDIA Corp.	364,329	45,009,205
NXP Semiconductors NV	178,740	48,097,147
ON Semiconductor Corp. (a)	667,685	45,769,807
Power Integrations, Inc. (b)	501,452	35,196,916
Qorvo, Inc. (a)	427,576	49,615,919
QUALCOMM, Inc.	223,142	44,445,424
Rambus, Inc. (a)	843,778	49,580,395
Semtech Corp. (a) (b)	1,627,241	48,621,961
Silicon Laboratories, Inc. (a)	409,023	45,250,214
Security Description	Shares	Value
SiTime Corp. (a) (b)	217,751	$27,083,869
Skyworks Solutions, Inc.	460,344	49,063,464
SMART Global Holdings, Inc. (a) (b)	1,123,706	25,699,156
Synaptics, Inc. (a)	425,037	37,488,263
Texas Instruments, Inc.	247,813	48,207,063
Universal Display Corp.	238,621	50,170,065
Wolfspeed, Inc. (a) (b)	1,769,795	40,280,534
TOTAL COMMON STOCKS (Cost $1,364,157,037)		1,533,244,893
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	1,211,787	1,212,151
State Street Navigator Securities Lending Portfolio II (e) (f)	47,189,258	47,189,258
TOTAL SHORT-TERM INVESTMENTS (Cost $48,401,324)		48,401,409
TOTAL INVESTMENTS — 103.1% (Cost $1,412,558,361)		1,581,646,302
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(47,393,576)
NET ASSETS — 100.0%		$1,534,252,726

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,533,244,893	$—	$—	$1,533,244,893
Short-Term Investments	48,401,409	—	—	48,401,409
TOTAL INVESTMENTS	$1,581,646,302	$—	$—	$1,581,646,302
See accompanying notes to financial statements.
43

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	898,271	$898,451	$11,175,829	$10,862,479	$296	$54	1,211,787	$1,212,151	$67,329
State Street Navigator Securities Lending Portfolio II	51,684,456	51,684,456	613,492,325	617,987,523	—	—	47,189,258	47,189,258	121,731
Total		$52,582,907	$624,668,154	$628,850,002	$296	$54		$48,401,409	$189,060
See accompanying notes to financial statements.
44

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 69.5%
8x8, Inc. (a) (b)	602,970	$1,338,593
ACI Worldwide, Inc. (a)	72,481	2,869,523
Adobe, Inc. (a)	4,938	2,743,257
Agilysys, Inc. (a)	28,485	2,966,428
Alarm.com Holdings, Inc. (a)	41,947	2,665,312
Alkami Technology, Inc. (a)	100,002	2,848,057
Altair Engineering, Inc. Class A (a)	26,852	2,633,644
American Software, Inc. Class A	99,505	908,481
Amplitude, Inc. Class A (a)	250,074	2,225,659
ANSYS, Inc. (a)	8,026	2,580,359
Appfolio, Inc. Class A (a)	11,204	2,740,162
AppLovin Corp. Class A (a)	33,464	2,784,874
Asana, Inc. Class A (a) (b)	210,387	2,943,314
Aspen Technology, Inc. (a)	13,124	2,606,820
Atlassian Corp. Class A (a)	16,204	2,866,164
Aurora Innovation, Inc. (a) (b)	1,029,398	2,851,432
Autodesk, Inc. (a)	11,485	2,841,963
AvePoint, Inc. (a)	286,956	2,990,081
Bentley Systems, Inc. Class B	51,686	2,551,221
Bill Holdings, Inc. (a)	53,564	2,818,538
Blackbaud, Inc. (a)	34,042	2,592,979
BlackLine, Inc. (a)	56,987	2,761,020
Box, Inc. Class A (a)	99,581	2,632,922
Braze, Inc. Class A (a)	72,339	2,809,647
C3.ai, Inc. Class A (a)	89,328	2,586,939
Cadence Design Systems, Inc. (a)	8,311	2,557,710
CCC Intelligent Solutions Holdings, Inc. (a)	223,436	2,482,374
Cleanspark, Inc. (a) (b)	146,476	2,336,292
Clear Secure, Inc. Class A (b)	145,084	2,714,522
Clearwater Analytics Holdings, Inc. Class A (a)	134,478	2,490,533
Confluent, Inc. Class A (a) (b)	93,413	2,758,486
Datadog, Inc. Class A (a)	22,014	2,854,996
Digimarc Corp. (a) (b)	76,243	2,364,295
DocuSign, Inc. (a)	51,024	2,729,784
DoubleVerify Holdings, Inc. (a)	138,720	2,700,878
Dropbox, Inc. Class A (a)	122,190	2,745,609
Dynatrace, Inc. (a)	56,503	2,527,944
E2open Parent Holdings, Inc. (a)	576,463	2,588,319
Elastic NV (a)	22,719	2,587,921
Envestnet, Inc. (a)	43,278	2,708,770
Everbridge, Inc. (a)	74,651	2,612,038
Fair Isaac Corp. (a)	1,865	2,776,351
Five9, Inc. (a)	62,149	2,740,771
Freshworks, Inc. Class A (a)	210,730	2,674,164
Guidewire Software, Inc. (a)	19,484	2,686,649
HashiCorp, Inc. Class A (a)	77,136	2,598,712
HubSpot, Inc. (a)	4,436	2,616,308
Informatica, Inc. Class A (a) (b)	87,461	2,700,796
Instructure Holdings, Inc. (a) (b)	105,195	2,462,615
Security Description	Shares	Value
Intapp, Inc. (a) (b)	74,286	$2,724,068
InterDigital, Inc. (b)	22,238	2,592,061
Intuit, Inc.	4,355	2,862,150
Jamf Holding Corp. (a)	166,288	2,743,752
Klaviyo, Inc. Class A (a) (b)	111,717	2,780,636
LiveRamp Holdings, Inc. (a)	88,869	2,749,607
Manhattan Associates, Inc. (a)	11,337	2,796,611
Marathon Digital Holdings, Inc. (a) (b)	133,234	2,644,695
Matterport, Inc. (a)	651,780	2,913,457
MicroStrategy, Inc. Class A (a) (b)	1,735	2,389,928
Mitek Systems, Inc. (a) (b)	238,427	2,665,614
nCino, Inc. (a)	81,857	2,574,403
NCR Voyix Corp. (a)	207,029	2,556,808
NextNav, Inc. (a) (b)	351,503	2,850,689
Nutanix, Inc. Class A (a)	48,030	2,730,505
Olo, Inc. Class A (a)	506,865	2,240,343
PagerDuty, Inc. (a)	120,208	2,756,369
Palantir Technologies, Inc. Class A (a)	110,058	2,787,769
Pegasystems, Inc.	45,114	2,730,750
PowerSchool Holdings, Inc. Class A (a)	116,326	2,604,539
Procore Technologies, Inc. (a)	40,583	2,691,059
PROS Holdings, Inc. (a) (b)	97,375	2,789,794
PTC, Inc. (a)	14,951	2,716,148
Q2 Holdings, Inc. (a)	45,014	2,715,695
RingCentral, Inc. Class A (a)	90,544	2,553,341
Riot Platforms, Inc. (a) (b)	246,352	2,251,657
Roper Technologies, Inc.	4,721	2,661,039
Salesforce, Inc.	11,184	2,875,406
Samsara, Inc. Class A (a)	92,414	3,114,352
SEMrush Holdings, Inc. Class A (a)	188,386	2,522,489
Smartsheet, Inc. Class A (a)	62,089	2,736,883
SoundHound AI, Inc. Class A (a) (b)	585,572	2,313,009
Sprinklr, Inc. Class A (a)	294,447	2,832,580
Sprout Social, Inc. Class A (a) (b)	76,320	2,723,098
SPS Commerce, Inc. (a)	14,088	2,650,798
Synopsys, Inc. (a)	4,396	2,615,884
Terawulf, Inc. (a) (b)	661,756	2,944,814
Tyler Technologies, Inc. (a)	5,498	2,764,284
Unity Software, Inc. (a) (b)	158,176	2,571,942
Verint Systems, Inc. (a)	72,298	2,327,996
Vertex, Inc. Class A (a)	73,507	2,649,927
Workday, Inc. Class A (a)	12,383	2,768,343
Workiva, Inc. (a)	34,834	2,542,534
Yext, Inc. (a) (b)	407,271	2,178,900
Zeta Global Holdings Corp. Class A (a)	161,726	2,854,464
Zoom Video Communications, Inc. Class A (a)	44,927	2,659,229
		250,894,645

See accompanying notes to financial statements.
45

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
HUMAN RESOURCE & EMPLOYMENT SERVICES — 0.7%
ASGN, Inc. (a)	29,455	$2,597,047
INTERACTIVE HOME ENTERTAINMENT — 2.9%
Electronic Arts, Inc.	19,077	2,657,999
Playtika Holding Corp.	313,674	2,468,614
ROBLOX Corp. Class A (a)	73,906	2,750,042
Take-Two Interactive Software, Inc. (a)	16,320	2,537,597
		10,414,252
IT CONSULTING & OTHER SERVICES — 6.8%
Accenture PLC Class A	9,048	2,745,254
Cognizant Technology Solutions Corp. Class A	40,369	2,745,092
DXC Technology Co. (a)	145,327	2,774,292
EPAM Systems, Inc. (a)	14,608	2,747,911
Gartner, Inc. (a)	6,002	2,695,258
Grid Dynamics Holdings, Inc. (a)	180,237	1,894,291
Hackett Group, Inc.	46,683	1,013,955
International Business Machines Corp.	15,331	2,651,497
Kyndryl Holdings, Inc. (a)	101,530	2,671,254
Perficient, Inc. (a)	34,890	2,609,423
		24,548,227
SYSTEMS SOFTWARE — 20.1%
A10 Networks, Inc.	190,742	2,641,777
Adeia, Inc.	222,544	2,489,155
Appian Corp. Class A (a) (b)	92,811	2,864,147
CommVault Systems, Inc. (a)	22,260	2,706,148
Crowdstrike Holdings, Inc. Class A (a)	6,731	2,579,252
Dolby Laboratories, Inc. Class A	33,159	2,627,188
Fortinet, Inc. (a)	42,679	2,572,263
Gen Digital, Inc.	106,359	2,656,848
Gitlab, Inc. Class A (a)	58,281	2,897,731
Microsoft Corp.	5,860	2,619,127
N-able, Inc. (a)	184,239	2,805,960
OneSpan, Inc. (a)	162,464	2,082,789
Oracle Corp.	18,779	2,651,595
Palo Alto Networks, Inc. (a)	8,176	2,771,746
Progress Software Corp.	52,374	2,841,813
Qualys, Inc. (a)	18,979	2,706,405
Rapid7, Inc. (a)	70,856	3,063,105
Security Description	Shares	Value
SentinelOne, Inc. Class A (a)	140,525	$2,958,051
ServiceNow, Inc. (a)	3,560	2,800,545
SolarWinds Corp.	213,291	2,570,157
Tenable Holdings, Inc. (a)	64,674	2,818,493
Teradata Corp. (a)	77,574	2,680,957
UiPath, Inc. Class A (a) (b)	224,790	2,850,337
Varonis Systems, Inc. (a)	60,580	2,906,023
Xperi, Inc. (a)	233,863	1,920,015
Zscaler, Inc. (a)	14,081	2,706,227
Zuora, Inc. Class A (a)	269,936	2,680,465
		72,468,319
TOTAL COMMON STOCKS (Cost $352,393,019)		360,922,490
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	184,068	184,123
State Street Navigator Securities Lending Portfolio II (e) (f)	28,736,713	28,736,713
TOTAL SHORT-TERM INVESTMENTS (Cost $28,920,818)		28,920,836
TOTAL INVESTMENTS — 108.0% (Cost $381,313,837)		389,843,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(28,759,762)
NET ASSETS — 100.0%		$361,083,564

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
46

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$360,922,490	$—	$—	$360,922,490
Short-Term Investments	28,920,836	—	—	28,920,836
TOTAL INVESTMENTS	$389,843,326	$—	$—	$389,843,326

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	170,853	$170,887	$21,389,205	$21,375,873	$(97)	$1	184,068	$184,123	$17,333
State Street Navigator Securities Lending Portfolio II	15,891,536	15,891,536	189,426,275	176,581,098	—	—	28,736,713	28,736,713	348,925
Total		$16,062,423	$210,815,480	$197,956,971	$(97)	$1		$28,920,836	$366,258
See accompanying notes to financial statements.
47

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 20.5%
Anterix, Inc. (a)	9,388	$371,671
AST SpaceMobile, Inc. (a) (b)	73,383	851,977
Bandwidth, Inc. Class A (a)	28,000	472,640
Cogent Communications Holdings, Inc. (b)	49,257	2,780,065
Globalstar, Inc. (a) (b)	352,068	394,316
Iridium Communications, Inc.	99,752	2,655,398
Liberty Global Ltd. Class C (a)	146,872	2,621,665
Liberty Latin America Ltd. Class C (a)	93,324	897,777
Lumen Technologies, Inc. (a) (b)	1,173,065	1,290,372
		12,335,881
COMMUNICATIONS EQUIPMENT — 55.6%
ADTRAN Holdings, Inc.	66,150	347,949
Applied Optoelectronics, Inc. (a)	53,097	440,174
Arista Networks, Inc. (a)	7,980	2,796,830
Aviat Networks, Inc. (a)	8,248	236,635
Calix, Inc. (a)	62,628	2,218,910
Ciena Corp. (a)	56,437	2,719,135
Cisco Systems, Inc.	57,707	2,741,660
Clearfield, Inc. (a) (b)	13,910	536,370
Digi International, Inc. (a)	18,936	434,202
Extreme Networks, Inc. (a)	161,752	2,175,564
F5, Inc. (a)	15,739	2,710,728
Harmonic, Inc. (a)	123,090	1,448,769
Infinera Corp. (a) (b)	277,296	1,688,733
Juniper Networks, Inc.	74,354	2,710,947
Lumentum Holdings, Inc. (a)	55,740	2,838,281
Motorola Solutions, Inc.	7,070	2,729,373
NETGEAR, Inc. (a)	18,079	276,609
NetScout Systems, Inc. (a)	48,455	886,242
Ubiquiti, Inc. (b)	5,818	847,450
Viasat, Inc. (a) (b)	129,975	1,650,682
Viavi Solutions, Inc. (a)	160,273	1,101,076
		33,536,319
INTEGRATED TELECOMMUNICATION SERVICES — 14.7%
AT&T, Inc.	149,471	2,856,391
Frontier Communications Parent, Inc. (a)	105,260	2,755,707
IDT Corp. Class B	6,659	239,191
Security Description	Shares	Value
Shenandoah Telecommunications Co.	17,233	$281,415
Verizon Communications, Inc.	66,510	2,742,872
		8,875,576
WIRELESS TELECOMMUNICATION SERVICES — 9.1%
Gogo, Inc. (a)	73,213	704,309
Telephone & Data Systems, Inc.	67,327	1,395,688
T-Mobile U.S., Inc.	14,982	2,639,529
U.S. Cellular Corp. (a)	13,200	736,824
		5,476,350
TOTAL COMMON STOCKS (Cost $62,841,051)		60,224,126
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	43,398	43,411
State Street Navigator Securities Lending Portfolio II (e) (f)	312,572	312,572
TOTAL SHORT-TERM INVESTMENTS (Cost $355,980)		355,983
TOTAL INVESTMENTS — 100.5% (Cost $63,197,031)		60,580,109
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(311,686)
NET ASSETS — 100.0%		$60,268,423

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
48

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$60,224,126	$—	$—	$60,224,126
Short-Term Investments	355,983	—	—	355,983
TOTAL INVESTMENTS	$60,580,109	$—	$—	$60,580,109

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	58,639	$58,650	$2,385,637	$2,400,878	$1	$1	43,398	$43,411	$4,614
State Street Navigator Securities Lending Portfolio II	4,351,082	4,351,082	48,023,043	52,061,553	—	—	312,572	312,572	26,163
Total		$4,409,732	$50,408,680	$54,462,431	$1	$1		$355,983	$30,777
See accompanying notes to financial statements.
49

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 18.1%
Air Transport Services Group, Inc. (a)	108,009	$1,498,085
CH Robinson Worldwide, Inc.	52,450	4,621,894
Expeditors International of Washington, Inc.	35,529	4,433,664
FedEx Corp.	17,764	5,326,358
Forward Air Corp. (b)	91,681	1,745,606
GXO Logistics, Inc. (a)	91,459	4,618,679
Hub Group, Inc. Class A	85,708	3,689,729
United Parcel Service, Inc. Class B	32,342	4,426,003
		30,360,018
AIRLINES — 25.1%
Alaska Air Group, Inc. (a)	108,712	4,391,965
Allegiant Travel Co.	54,120	2,718,448
American Airlines Group, Inc. (a) (b)	388,642	4,403,314
Delta Air Lines, Inc.	89,929	4,266,232
JetBlue Airways Corp. (a)	804,349	4,898,485
Joby Aviation, Inc. (a) (b)	898,321	4,581,437
SkyWest, Inc. (a)	57,100	4,686,197
Southwest Airlines Co.	154,443	4,418,614
Spirit Airlines, Inc. (b)	416,967	1,526,099
Sun Country Airlines Holdings, Inc. (a)	147,027	1,846,659
United Airlines Holdings, Inc. (a)	88,186	4,291,131
		42,028,581
CARGO GROUND TRANSPORTATION — 30.6%
ArcBest Corp.	41,587	4,453,136
Heartland Express, Inc.	81,478	1,004,624
JB Hunt Transport Services, Inc.	27,830	4,452,800
Knight-Swift Transportation Holdings, Inc.	93,793	4,682,147
Landstar System, Inc.	24,542	4,527,508
Marten Transport Ltd.	99,943	1,843,948
Old Dominion Freight Line, Inc.	25,335	4,474,161
RXO, Inc. (a)	123,858	3,238,887
Ryder System, Inc.	36,901	4,571,296
Saia, Inc. (a)	9,669	4,585,910
Schneider National, Inc. Class B	138,896	3,355,727
U-Haul Holding Co. (a) (b)	19,825	1,223,797
Werner Enterprises, Inc. (b)	121,954	4,369,612
XPO, Inc. (a)	42,586	4,520,504
		51,304,057
MARINE — 7.6%
Genco Shipping & Trading Ltd. (b)	156,600	3,337,146
Security Description	Shares	Value
Kirby Corp. (a)	37,792	$4,524,836
Matson, Inc.	36,896	4,832,269
		12,694,251
PASSENGER GROUND TRANSPORTATION — 9.3%
Avis Budget Group, Inc. (b)	41,682	4,356,603
Hertz Global Holdings, Inc. (a) (b)	634,767	2,240,727
Lyft, Inc. Class A (a)	309,387	4,362,357
Uber Technologies, Inc. (a)	62,526	4,544,390
		15,504,077
RAILROADS — 9.1%
CSX Corp.	136,225	4,556,726
FTAI Infrastructure, Inc.	218,462	1,885,327
Norfolk Southern Corp.	19,902	4,272,761
Union Pacific Corp.	19,705	4,458,453
		15,173,267
TOTAL COMMON STOCKS (Cost $196,969,877)		167,064,251
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (c) (d)	178,685	178,738
State Street Navigator Securities Lending Portfolio II (e) (f)	7,977,082	7,977,082
TOTAL SHORT-TERM INVESTMENTS (Cost $8,155,805)		8,155,820
TOTAL INVESTMENTS — 104.7% (Cost $205,125,682)		175,220,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(7,897,418)
NET ASSETS — 100.0%		$167,322,653

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
50

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$167,064,251	$—	$—	$167,064,251
Short-Term Investments	8,155,820	—	—	8,155,820
TOTAL INVESTMENTS	$175,220,071	$—	$—	$175,220,071

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	96,315	$96,334	$4,188,164	$4,105,741	$(33)	$14	178,685	$178,738	$12,194
State Street Navigator Securities Lending Portfolio II	8,548,494	8,548,494	99,379,469	99,950,881	—	—	7,977,082	7,977,082	87,184
Total		$8,644,828	$103,567,633	$104,056,622	$(33)	$14		$8,155,820	$99,378
See accompanying notes to financial statements.
51

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Boeing Co. (a)	4,799	$873,466
Lockheed Martin Corp.	1,748	816,491
Northrop Grumman Corp.	1,611	702,315
RTX Corp.	10,500	1,054,095
Textron, Inc.	1,444	123,982
		3,570,349
AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.	2,104	630,863
AIRLINES — 0.0% (b)
Southwest Airlines Co.	1,592	45,547
BANKS — 6.1%
Bank of America Corp.	72,169	2,870,161
Bank of New York Mellon Corp.	8,298	496,967
Citigroup, Inc.	19,239	1,220,907
Citizens Financial Group, Inc.	4,695	169,161
Fifth Third Bancorp	7,693	280,717
Huntington Bancshares, Inc.	15,400	202,972
JPMorgan Chase & Co.	27,919	5,646,897
M&T Bank Corp.	1,872	283,346
Northern Trust Corp.	2,153	180,809
Regions Financial Corp.	10,075	201,903
Truist Financial Corp.	12,691	493,045
U.S. Bancorp	15,931	632,461
Wells Fargo & Co.	37,284	2,214,297
		14,893,643
BEVERAGES — 1.3%
Coca-Cola Co.	39,680	2,525,632
Constellation Brands, Inc. Class A	1,231	316,712
Keurig Dr Pepper, Inc.	8,099	270,506
		3,112,850
BIOTECHNOLOGY — 0.4%
Alnylam Pharmaceuticals, Inc. (a)	1,200	291,600
Biogen, Inc. (a)	1,444	334,748
Incyte Corp. (a)	2,005	121,543
Neurocrine Biosciences, Inc. (a)	972	133,815
United Therapeutics Corp. (a)	459	146,215
		1,027,921
BROADLINE RETAIL — 4.9%
Amazon.com, Inc. (a)	58,660	11,336,045
eBay, Inc.	10,115	543,378
Etsy, Inc. (a)	2,643	155,884
		12,035,307
BUILDING PRODUCTS — 0.8%
Allegion PLC	970	114,606
Carrier Global Corp.	6,740	425,159
Fortune Brands Innovations, Inc.	1,702	110,528
Johnson Controls International PLC	7,854	522,055
Owens Corning	841	146,099
Trane Technologies PLC	2,111	694,371
		2,012,818
Security Description	Shares	Value
CAPITAL MARKETS — 1.6%
Charles Schwab Corp.	16,454	$1,212,495
FactSet Research Systems, Inc.	404	164,941
Moody's Corp.	1,879	790,928
S&P Global, Inc.	3,082	1,374,572
T Rowe Price Group, Inc.	2,223	256,334
		3,799,270
CHEMICALS — 1.6%
Albemarle Corp.	950	90,744
Celanese Corp.	1,023	137,992
Dow, Inc.	6,830	362,332
Ecolab, Inc.	2,331	554,778
International Flavors & Fragrances, Inc.	2,133	203,083
Linde PLC	4,853	2,129,545
LyondellBasell Industries NV Class A	2,187	209,208
PPG Industries, Inc.	2,200	276,958
		3,964,640
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Veralto Corp.	3,002	286,601
Waste Connections, Inc.	3,035	532,218
		818,819
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	132,021	6,272,318
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,548	136,441
CONSUMER FINANCE — 0.9%
American Express Co.	6,120	1,417,086
Capital One Financial Corp.	3,551	491,636
Synchrony Financial	4,156	196,122
		2,104,844
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.6%
Albertsons Cos., Inc. Class A	2,933	57,927
Costco Wholesale Corp.	3,064	2,604,369
Dollar General Corp.	2,149	284,162
Kroger Co.	6,393	319,203
Target Corp.	4,433	656,261
Walgreens Boots Alliance, Inc. (c)	8,188	99,034
		4,020,956
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	16,685	163,179
Westrock Co.	2,338	117,508
		280,687
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	33,982	1,401,418
ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc.	4,359	382,459
Duke Energy Corp.	6,216	623,030
Edison International	4,280	307,347
Entergy Corp.	2,098	224,486

See accompanying notes to financial statements.
52

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Eversource Energy	3,000	$170,130
Exelon Corp.	11,922	412,620
PPL Corp.	7,687	212,545
Xcel Energy, Inc.	4,857	259,412
		2,592,029
ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	3,747	1,174,872
Emerson Electric Co.	5,388	593,542
Rockwell Automation, Inc.	1,265	348,229
		2,116,643
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
CDW Corp.	5,088	1,138,898
Hubbell, Inc.	532	194,435
		1,333,333
ENERGY EQUIPMENT & SERVICES — 0.2%
Schlumberger NV	8,800	415,184
ENTERTAINMENT — 1.3%
Netflix, Inc. (a)	4,502	3,038,310
Warner Bros Discovery, Inc. (a)	19,089	142,022
		3,180,332
FINANCIAL SERVICES — 1.8%
Block, Inc. (a)	5,773	372,301
Visa, Inc. Class A	15,346	4,027,864
		4,400,165
FOOD PRODUCTS — 0.6%
Archer-Daniels-Midland Co.	3,964	239,624
Campbell Soup Co.	1,627	73,524
General Mills, Inc.	5,102	322,753
Hershey Co.	1,504	276,480
Hormel Foods Corp.	3,020	92,080
J M Smucker Co.	1,079	117,654
McCormick & Co., Inc.	2,226	157,912
Tyson Foods, Inc. Class A	2,411	137,765
		1,417,792
GROUND TRANSPORTATION — 0.8%
Norfolk Southern Corp.	1,852	397,606
Uber Technologies, Inc. (a)	21,770	1,582,243
		1,979,849
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	16,948	1,761,067
IDEXX Laboratories, Inc. (a)	799	389,273
Intuitive Surgical, Inc. (a)	3,569	1,587,670
Medtronic PLC	13,333	1,049,440
Stryker Corp.	3,450	1,173,862
Teleflex, Inc.	518	108,951
		6,070,263
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Cardinal Health, Inc.	2,464	242,260
Cencora, Inc.	1,695	381,883
Centene Corp. (a)	5,495	364,319
Security Description	Shares	Value
Cigna Group	2,616	$864,771
McKesson Corp.	1,366	797,799
UnitedHealth Group, Inc.	8,464	4,310,377
		6,961,409
HEALTH CARE REITs — 0.3%
Ventas, Inc. REIT	4,768	244,408
Welltower, Inc. REIT	5,673	591,410
		835,818
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	1,451	265,547
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	7,092	127,514
HOTELS, RESTAURANTS & LEISURE — 2.4%
Chipotle Mexican Grill, Inc. (a)	23,450	1,469,143
Hilton Worldwide Holdings, Inc.	5,251	1,145,768
Marriott International, Inc. Class A	5,490	1,327,317
MGM Resorts International (a)	4,693	208,557
Starbucks Corp.	22,879	1,781,130
		5,931,915
HOUSEHOLD PRODUCTS — 2.1%
Clorox Co.	1,146	156,395
Colgate-Palmolive Co.	8,092	785,248
Kimberly-Clark Corp.	3,031	418,884
Procter & Gamble Co.	22,855	3,769,246
		5,129,773
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Vistra Corp.	3,146	270,493
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	5,153	526,585
General Electric Co.	8,577	1,363,486
Honeywell International, Inc.	6,096	1,301,740
		3,191,811
INSURANCE — 2.0%
Allstate Corp.	2,781	444,015
American International Group, Inc.	7,088	526,213
Assurant, Inc.	546	90,772
Hartford Financial Services Group, Inc.	3,231	324,845
Marsh & McLennan Cos., Inc.	5,207	1,097,219
Principal Financial Group, Inc.	2,406	188,751
Progressive Corp.	7,000	1,453,970
Prudential Financial, Inc.	4,276	501,104
Willis Towers Watson PLC	1,129	295,956
		4,922,845
INTERACTIVE MEDIA & SERVICES — 7.4%
Alphabet, Inc. Class A	44,580	8,120,247
Match Group, Inc. (a)	2,614	79,413
Meta Platforms, Inc. Class A	19,403	9,783,381
Pinterest, Inc. Class A (a)	5,202	229,252
		18,212,293

See accompanying notes to financial statements.
53

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
IT SERVICES — 3.1%
Accenture PLC Class A	25,058	$7,602,848
LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
Charles River Laboratories International, Inc. (a)	523	108,041
MACHINERY — 1.7%
Caterpillar, Inc.	6,793	2,262,748
Cummins, Inc.	1,820	504,013
Deere & Co.	2,022	755,480
Ingersoll Rand, Inc.	3,695	335,654
Pentair PLC	1,765	135,322
Stanley Black & Decker, Inc.	1,531	122,312
		4,115,529
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	740	221,230
Interpublic Group of Cos., Inc.	3,049	88,696
		309,926
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	16,955	824,013
Newmont Corp.	13,824	578,811
		1,402,824
MULTI-UTILITIES — 0.9%
Ameren Corp.	2,300	163,553
CenterPoint Energy, Inc.	7,605	235,603
Consolidated Edison, Inc.	3,339	298,573
Dominion Energy, Inc.	10,404	509,796
DTE Energy Co.	2,626	291,512
NiSource, Inc.	4,274	123,134
Public Service Enterprise Group, Inc.	4,602	339,168
WEC Energy Group, Inc.	2,731	214,274
		2,175,613
OFFICE REITs — 0.0% (b)
Boston Properties, Inc. REIT	1,537	94,618
OIL, GAS & CONSUMABLE FUELS — 3.5%
Cheniere Energy, Inc.	2,043	357,178
Chevron Corp.	15,619	2,443,124
Devon Energy Corp.	4,152	196,805
Diamondback Energy, Inc.	1,215	243,231
EQT Corp.	2,742	101,399
Exxon Mobil Corp.	26,526	3,053,673
Hess Corp.	2,074	305,956
Marathon Oil Corp.	4,070	116,687
Marathon Petroleum Corp.	3,845	667,031
Occidental Petroleum Corp.	4,630	291,829
Ovintiv, Inc.	2,173	101,848
Phillips 66	3,000	423,510
Valero Energy Corp.	2,072	324,807
		8,627,078
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,438	259,403
Security Description	Shares	Value
PHARMACEUTICALS — 6.0%
Eli Lilly & Co.	7,807	$7,068,302
Johnson & Johnson	25,127	3,672,562
Merck & Co., Inc.	24,453	3,027,281
Zoetis, Inc.	4,741	821,900
		14,590,045
PROFESSIONAL SERVICES — 0.4%
Broadridge Financial Solutions, Inc.	1,152	226,944
Jacobs Solutions, Inc.	1,048	146,416
Leidos Holdings, Inc.	1,308	190,811
Paycom Software, Inc.	573	81,962
Paylocity Holding Corp. (a)	635	83,725
SS&C Technologies Holdings, Inc.	2,246	140,757
TransUnion	1,795	133,117
		1,003,732
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,721	242,469
Zillow Group, Inc. Class C (a)	1,634	75,801
		318,270
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	3,046	113,189
AvalonBay Communities, Inc. REIT	1,220	252,406
Mid-America Apartment Communities, Inc. REIT	1,541	219,762
Sun Communities, Inc. REIT	1,069	128,644
		714,001
RETAIL REITs — 0.2%
Realty Income Corp. REIT	6,325	334,087
Regency Centers Corp. REIT	1,891	117,620
		451,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.1%
Analog Devices, Inc.	15,497	3,537,345
Intel Corp.	158,066	4,895,304
NVIDIA Corp.	112,580	13,908,133
		22,340,782
SOFTWARE — 11.4%
Autodesk, Inc. (a)	7,634	1,889,033
HubSpot, Inc. (a)	1,750	1,032,132
Intuit, Inc.	10,631	6,986,800
Microsoft Corp.	25,041	11,192,075
ServiceNow, Inc. (a)	6,415	5,046,488
Workday, Inc. Class A (a)	7,889	1,763,665
		27,910,193
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	3,581	696,075
Digital Realty Trust, Inc. REIT	2,926	444,898
Equinix, Inc. REIT	728	550,805
Public Storage REIT	1,608	462,541
SBA Communications Corp. REIT	1,232	241,842
VICI Properties, Inc. REIT	11,600	332,224

See accompanying notes to financial statements.
54

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Weyerhaeuser Co. REIT	6,754	$191,746
		2,920,131
SPECIALTY RETAIL — 2.5%
Bath & Body Works, Inc.	4,375	170,844
Best Buy Co., Inc.	3,617	304,877
Burlington Stores, Inc. (a)	1,361	326,640
Dick's Sporting Goods, Inc.	964	207,115
Ross Stores, Inc.	7,200	1,046,304
TJX Cos., Inc.	24,335	2,679,283
Tractor Supply Co.	2,236	603,720
Ulta Beauty, Inc. (a)	1,042	402,077
Williams-Sonoma, Inc.	1,211	341,950
		6,082,810
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	55,854	11,763,969
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	2,457	733,906
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Ferguson PLC	2,041	395,240
WW Grainger, Inc.	575	518,788
		914,028
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,591	334,654
TOTAL COMMON STOCKS (Cost $190,535,640)		244,257,807
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	504,048	504,199
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	92,113	$92,113
TOTAL SHORT-TERM INVESTMENTS (Cost $596,266)		596,312
TOTAL INVESTMENTS — 100.0% (Cost $191,131,906)		244,854,119
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		8,322
NET ASSETS — 100.0%		$244,862,441
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	09/20/2024	$274,615	$276,073	$1,458

During the year ended June 30, 2024, the average notional value related to futures contracts was $365,308.
See accompanying notes to financial statements.
55

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$244,257,807	$—	$—	$244,257,807
Short-Term Investments	596,312	—	—	596,312
TOTAL INVESTMENTS	$244,854,119	$—	$—	$244,854,119
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,458	$—	$—	$1,458
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,458	$—	$—	$1,458

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	228,692	$228,738	$5,207,549	$4,932,252	$144	$20	504,048	$504,199	$21,123
State Street Navigator Securities Lending Portfolio II	—	—	5,192,716	5,100,603	—	—	92,113	92,113	1,205
Total		$228,738	$10,400,265	$10,032,855	$144	$20		$596,312	$22,328
See accompanying notes to financial statements.
56

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
PREFERRED STOCKS — 99.1%
AUTO MANUFACTURERS — 2.9%
Ford Motor Co.:
6.20%, 6/1/2059	$339,742	$8,133,423
6.00%, 12/1/2059	362,391	8,516,189
6.50%, 8/15/2062	271,794	6,794,850
		23,444,462
BANKS — 37.0%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (a)	135,897	3,071,272
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 6.09%, 7/29/2024 (a) (b)	69,686	1,547,029
Series 02, 3 mo. USD Term SOFR + 0.91%, 6.25%, 7/29/2024 (a)	48,903	1,110,098
Series E, 3 mo. USD Term SOFR + 0.61%, 5.93%, 8/15/2024 (a)	50,446	1,185,481
Series GG, 6.00%, 7/29/2024	225,945	5,639,587
Series HH, 5.88%, 7/29/2024	142,699	3,567,475
Series K, 6.45%, 12/15/2066 (b)	174,914	4,413,080
Series KK, 5.38%, 7/29/2024 (b)	230,182	5,342,524
Series LL, 5.00%, 9/17/2024 (b)	216,748	4,757,619
Series NN, 4.38%, 11/3/2025 (b)	180,209	3,551,919
Series PP, 4.13%, 2/2/2026 (b)	153,162	2,819,713
Series QQ, 4.25%, 11/17/2026 (b)	216,044	4,024,900
Series SS, 4.75%, 2/17/2027 (b)	115,354	2,400,517
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 11.96%, 10/30/2040 (a)	1,017,414	29,779,708
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025 (b)	203,845	4,005,554
Series D, 3 mo. USD Term SOFR + 3.90%, 9.21%, 7/8/2024 (a)	135,897	3,391,989
7.38%, 7/6/2029 (c)	181,196	4,792,634
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 9.30%, 7/29/2024 (a) (b)	203,845	5,169,509
Series K, 4.95%, 9/30/2024	113,247	2,203,787
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	226,494	4,047,448
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a) (b)	147,221	3,668,747
Security Description	Shares	Value
JPMorgan Chase & Co.:
Series DD, 5.75%, 9/1/2024	$316,459	$7,879,829
Series EE, 6.00%, 9/1/2024 (b)	345,144	8,663,115
Series GG, 4.75%, 12/1/2024	167,908	3,556,292
Series JJ, 4.55%, 6/1/2026 (b)	279,847	5,790,035
Series LL, 4.63%, 6/1/2026 (b)	345,144	7,227,315
Series MM, 4.20%, 9/1/2026 (b)	373,129	7,123,033
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.02%, 5.63%, 12/15/2026 (a)	113,247	2,745,107
Series J, 7.50%, 6/15/2029 (b) (c)	339,742	8,768,741
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 6.29%, 7/29/2024 (a) (b)	243,496	5,571,189
Series F, 6.88%, 10/15/2024 (a)	188,156	4,720,834
Series I, 6.38%, 10/15/2024 (a)	221,360	5,545,068
Series E, 7.13%, 10/15/2024 (a)	190,922	4,813,144
Series K, 5.85%, 4/15/2027 (a) (b)	221,360	5,498,582
Series L, 4.88%, 1/15/2025	111,161	2,476,667
Series O, 4.25%, 1/15/2027 (b)	287,767	5,510,738
Series P, 6.50%, 10/15/2027	221,360	5,777,496
Northern Trust Corp. Series E, 4.70%, 1/1/2025	181,196	3,721,766
Regions Financial Corp.:
Series B, 3 mo. USD Term SOFR + 3.80%, 6.38%, 9/15/2024 (a)	226,494	5,651,025
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (a) (b)	226,494	5,198,037
Series E, 4.45%, 6/15/2026 (b)	181,196	3,228,913
State Street Corp. Series G, 5.35%, 3/15/2026 (a) (b) (d)	226,494	5,444,916
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025 (b)	260,469	5,745,946
Series R, 4.75%, 9/1/2025	419,015	8,317,448
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 6.19%, 7/29/2024 (a) (b)	452,989	9,635,076
Series K, 5.50%, 7/29/2024 (b)	260,469	6,032,462
Series L, 3.75%, 1/15/2026	226,494	3,705,442

See accompanying notes to financial statements.
57

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Series M, 4.00%, 4/15/2026 (b)	$339,742	$5,921,703
Series O, 4.50%, 4/15/2027 (b)	203,845	4,019,823
Wells Fargo & Co.:
Series A, 5.63%, 9/15/2024	223,544	5,244,342
Series Z, 4.75%, 3/15/2025 (b)	650,820	13,283,236
Series AA, 4.70%, 12/15/2025 (b)	378,687	7,691,133
Series CC, 4.38%, 3/15/2026 (b)	339,981	6,548,034
Series DD, Class A, 4.25%, 9/15/2026	404,590	7,594,154
		299,141,231
DIVERSIFIED FINANCIAL SERVICES — 10.4%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059 (b)	135,893	3,034,491
4.75%, 9/30/2060 (b)	124,572	2,349,428
6.75%, 3/30/2064 (b)	203,845	5,193,971
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a)	271,794	7,175,361
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080 (b)	183,146	3,021,909
Capital One Financial Corp.:
Series I, 5.00%, 12/1/2024 (b)	679,484	13,521,731
Series J, 4.80%, 6/1/2025	566,237	10,650,918
Series L, 4.38%, 9/1/2026 (b)	305,768	5,387,632
Series N, 4.25%, 9/1/2026	192,520	3,284,391
Carlyle Finance LLC 4.63%, 5/15/2061	226,494	4,122,191
Charles Schwab Corp.:
Series D, 5.95%, 9/1/2024 (b)	339,742	8,534,319
Series J, 4.45%, 6/1/2026 (b)	271,794	5,446,752
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	226,494	4,353,215
TPG Operating Group II LP 6.95%, 3/15/2064	181,196	4,703,848
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	135,897	3,299,579
		84,079,736
ELECTRIC — 14.8%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	135,897	2,437,992
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	158,546	2,455,878
4.88%, 12/9/2026 (b)	117,778	1,932,737
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	113,247	1,998,810
CMS Energy Corp.:
5.88%, 10/15/2078 (b)	128,194	3,092,039
Security Description	Shares	Value
5.88%, 3/1/2079	$285,383	$6,909,122
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	181,196	4,279,850
4.38%, 12/1/2081	126,837	2,517,714
Duke Energy Corp.:
5.63%, 9/15/2078	226,494	5,700,854
Series A, 5.75%, 7/29/2024 (b)	452,989	11,324,725
Entergy Arkansas LLC 4.88%, 9/1/2066 (b)	185,725	4,022,804
Entergy Louisiana LLC 4.88%, 9/1/2066 (b)	122,307	2,651,616
Entergy Mississippi LLC 4.90%, 10/1/2066 (b)	117,778	2,601,716
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	122,307	3,082,136
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (b)	113,247	2,766,624
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079 (b)	311,431	7,598,916
SCE Trust III Series H, 3 mo. USD Term SOFR + 3.25% 8.59%, 7/29/2024 (a)	124,572	3,131,740
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (a)	147,221	3,468,527
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (a) (b)	135,897	3,381,117
SCE Trust VI 5.00%, 7/29/2024	215,170	4,256,063
SCE Trust VII Series M, 7.50%, 11/22/2028 (b)	249,145	6,520,125
SCE Trust VIII Series N, 6.95%, 5/13/2029	158,546	4,080,974
Sempra 5.75%, 7/1/2079	343,139	8,012,296
Southern Co.:
5.25%, 12/1/2077	203,845	4,763,858
Series 2020, 4.95%, 1/30/2080	452,989	9,997,467
Series C, 4.20%, 10/15/2060 (b)	339,742	6,862,788
		119,848,488
GAS — 0.3%
Spire, Inc. Series A, 5.90%, 8/15/2024 (b)	113,247	2,728,120

See accompanying notes to financial statements.
58

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
INSURANCE — 25.8%
AEGON Funding Co. LLC 5.10%, 12/15/2049	$419,015	$8,702,942
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 8.76%, 1/15/2053 (a)	226,494	5,852,605
Series H, 5.10%, 10/15/2024	520,937	11,377,264
Series I, 4.75%, 1/15/2025 (b)	135,897	2,754,632
Series J, 7.38%, 7/15/2028	271,794	7,262,336
Arch Capital Group Ltd.:
Series F, 5.45%, 7/29/2024	149,486	3,348,486
Series G, 4.55%, 6/11/2026 (b)	226,494	4,360,010
Assurant, Inc. 5.25%, 1/15/2061 (b)	113,247	2,369,127
Athene Holding Ltd.:
Series B, 5.63%, 9/30/2024	156,281	3,364,730
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (a) (b)	271,794	6,835,619
Series D, 4.88%, 12/30/2025 (b)	260,469	4,904,631
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (a)	226,494	5,843,545
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (a)	390,703	9,423,756
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (a)	260,469	6,615,913
Axis Capital Holdings Ltd. Series E, 5.50%, 7/29/2024	249,145	5,261,942
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	169,871	3,737,162
Series A, 6.60%, 7/29/2024 (b)	192,520	4,437,586
Series B, 6.75%, 6/25/2025	182,328	4,561,847
Series C, 5.38%, 12/25/2025	260,469	5,032,261
Series D, 4.63%, 12/25/2026	158,546	2,563,689
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (a)	181,196	4,538,960
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2024 (b)	362,391	7,882,004
Series C, 4.30%, 3/15/2026 (b)	135,897	2,455,659
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	156,281	4,050,804
Globe Life, Inc. 4.25%, 6/15/2061	147,221	2,202,426
Hartford Financial Services Group, Inc. Series G, 6.00%, 7/29/2024	156,281	3,874,206
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (b)	226,494	6,330,507
Security Description	Shares	Value
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 6.60%, 7/29/2024 (a)	$271,794	$6,658,953
Series E, 5.63%, 7/29/2024 (b)	364,656	8,908,546
Series F, 4.75%, 3/15/2025 (b)	452,989	9,209,266
Prudential Financial, Inc.:
5.63%, 8/15/2058 (b)	255,939	6,273,065
4.13%, 9/1/2060 (b)	226,494	4,387,189
5.95%, 9/1/2062 (b)	135,897	3,511,578
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a)	181,196	4,557,079
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a)	317,092	8,282,443
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 7/29/2024	113,247	2,616,006
Series G, 4.20%, 7/15/2026 (b)	226,494	3,990,824
Unum Group 6.25%, 6/15/2058	135,897	3,503,425
W R Berkley Corp.:
5.10%, 12/30/2059	135,897	2,864,709
4.25%, 9/30/2060 (b)	113,247	2,102,997
4.13%, 3/30/2061 (b)	135,897	2,379,556
		209,190,285
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Digital Realty Trust, Inc. Series L, 5.20%, 10/10/2024 (b)	156,281	3,360,042
Kimco Realty Corp. Series M, Class A, , 5.25%, 7/29/2024	118,513	2,484,032
Public Storage:
Series F, 5.15%, 7/29/2024 (b)	126,837	2,933,740
Series G, 5.05%, 7/29/2024	135,897	3,121,554
Series H, 5.60%, 7/29/2024 (b)	129,102	3,245,624
Series I, 4.88%, 9/12/2024 (b)	143,258	3,114,429
Series J, 4.70%, 11/15/2024	117,211	2,418,063
Series L, 4.63%, 6/17/2025	255,939	5,218,596
Series N, 3.88%, 10/6/2025	127,970	2,197,245
Series P, 4.00%, 6/16/2026	273,492	4,909,181
Series R, 4.00%, 11/19/2026 (b)	197,050	3,590,251
Series S, 4.10%, 1/13/2027 (b)	113,247	2,054,301
		38,647,058

See accompanying notes to financial statements.
59

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SOVEREIGN — 0.3%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (a)	$116,177	$2,636,056
TELECOMMUNICATIONS — 2.8%
AT&T, Inc.:
5.35%, 11/1/2066	599,078	13,808,748
5.63%, 8/1/2067 (b)	373,716	8,939,287
		22,748,035
TOTAL PREFERRED STOCKS (Cost $916,501,495)		802,463,471
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	3,525,669	3,526,727
State Street Navigator Securities Lending Portfolio II (d) (g)	41,876,737	41,876,737
TOTAL SHORT-TERM INVESTMENTS (Cost $45,403,403)		45,403,464
TOTAL INVESTMENTS — 104.7% (Cost $961,904,898)		847,866,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(38,173,957)
NET ASSETS — 100.0%		$809,692,978

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Non-income producing security.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$802,463,471	$—	$—	$802,463,471
Short-Term Investments	45,403,464	—	—	45,403,464
TOTAL INVESTMENTS	$847,866,935	$—	$—	$847,866,935

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	663,977	$16,233,338	$1,731,452	$12,621,323	$(1,229,681)	$1,331,130	226,494	$5,444,916	$750,647
State Street Institutional Liquid Reserves Fund, Premier Class	7,503,450	7,504,951	116,666,697	120,642,039	(2,921)	39	3,525,669	3,526,727	225,672
State Street Navigator Securities Lending Portfolio II	34,870,137	34,870,137	204,660,970	197,654,370	—	—	41,876,737	41,876,737	918,778
Total		$58,608,426	$323,059,119	$330,917,732	$(1,232,602)	$1,331,169		$50,848,380	$1,895,097
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$147,844,993	$207,201,583	$1,294,189,998
Investments in affiliated issuers, at value	4,775,845	5,265,248	4,443,058
Total Investments	152,620,838	212,466,831	1,298,633,056
Foreign currency, at value	—	253,612	—
Net cash at broker	—	29,198	125,829
Cash	6	14,978	—
Receivable from broker — accumulated variation margin on futures contracts	—	3,526	15,231
Receivable for investments sold	—	—	—
Receivable for fund shares sold	33,255	—	—
Dividends receivable — unaffiliated issuers	7,489	431,836	682,784
Dividends receivable — affiliated issuers	661	4,431	16,651
Securities lending income receivable — unaffiliated issuers	242	821	7
Securities lending income receivable — affiliated issuers	1,252	998	13
Receivable for foreign taxes recoverable	—	122,853	775
TOTAL ASSETS	152,663,743	213,329,084	1,299,474,346
LIABILITIES
Due to custodian	—	—	9,286
Payable upon return of securities loaned	4,587,265	5,126,614	74,421
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	72,408	—
Advisory fee payable	43,026	85,100	159,238
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	4,630,291	5,284,122	242,945
NET ASSETS	$148,033,452	$208,044,962	$1,299,231,401
NET ASSETS CONSIST OF:
Paid-in capital	$300,034,847	$174,292,385	$1,133,152,799
Total distributable earnings (loss)**	(152,001,395)	33,752,577	166,078,602
NET ASSETS	$148,033,452	$208,044,962	$1,299,231,401
NET ASSET VALUE PER SHARE
Net asset value per share	$146.57	$127.99	$147.47
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,010,000	1,625,464	8,810,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$177,406,146	$158,931,694	$1,052,458,561
Investments in affiliated issuers	4,775,836	5,265,248	4,426,251
Total cost of investments	$182,181,982	$164,196,942	$1,056,884,812
Foreign currency, at cost	$—	$255,028	$—
* Includes investments in securities on loan, at value	$6,079,184	$5,004,490	$126,888
** Includes deferred foreign taxes	$—	$72,408	$—
See accompanying notes to financial statements.
61

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$838,054,354	$1,777,681,715	$408,508,290	$244,377,152	$80,954,706	$722,753,768
374,033	4,064,817	9,991,175	3,424,034	2,212,169	16,176,062
838,428,387	1,781,746,532	418,499,465	247,801,186	83,166,875	738,929,830
—	—	—	—	—	—
—	104,714	—	—	—	—
—	9,406	7	10	—	—
—	12,836	—	—	—	—
—	66,677	—	—	—	—
—	3,238	—	—	280	—
576,696	949,094	151,868	118,917	11,706	583,213
3,762	17,218	2,179	2,165	486	6,388
172	29	1,847	719	1,451	—
487	45	22,932	1,193	3,543	93
21,081	2,060	—	—	—	—
839,030,585	1,782,911,849	418,678,298	247,924,190	83,184,341	739,519,524

—	—	—	—	—	92,321
—	277,755	2,413,402	3,024,830	2,170,492	14,911,150
—	68,030	—	—	—	964,381
—	—	—	—	—	265
—	—	—	—	—	—
234,611	295,603	79,043	71,749	23,628	213,897
—	—	—	123	18	—
234,611	641,388	2,492,445	3,096,702	2,194,138	16,182,014
$838,795,974	$1,782,270,461	$416,185,853	$244,827,488	$80,990,203	$723,337,510

$707,568,243	$1,361,927,075	$474,153,707	$602,790,378	$180,608,885	$886,118,897
131,227,731	420,343,386	(57,967,854)	(357,962,890)	(99,618,682)	(162,781,387)
$838,795,974	$1,782,270,461	$416,185,853	$244,827,488	$80,990,203	$723,337,510

$195.07	$44.57	$110.25	$84.42	$89.99	$49.89
4,300,012	39,990,000	3,775,000	2,900,000	900,000	14,500,000

$583,061,785	$1,331,894,673	$396,359,155	$285,338,583	$87,959,551	$725,126,140
374,012	4,118,909	10,184,121	3,424,010	2,212,167	16,176,006
$583,435,797	$1,336,013,582	$406,543,276	$288,762,593	$90,171,718	$741,302,146
$—	$—	$—	$—	$—	$—
$6,285,600	$528,833	$3,551,624	$10,170,128	$3,037,159	$14,451,962
$—	$—	$—	$—	$—	$—
62

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Pharmaceuticals ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,993,106,887	$246,670,123	$194,949,583
Investments in affiliated issuers, at value	51,578,394	16,694,735	11,265,744
Total Investments	2,044,685,281	263,364,858	206,215,327
Net cash at broker	—	—	—
Cash	13	—	6
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	673,350	63,976	57,109
Dividends receivable — affiliated issuers	15,479	1,249	2,134
Securities lending income receivable — unaffiliated issuers	5,244	666	452
Securities lending income receivable — affiliated issuers	13,277	1,937	28,416
TOTAL ASSETS	2,045,392,644	263,432,686	206,303,444
LIABILITIES
Payable upon return of securities loaned	49,968,288	16,416,351	11,100,091
Payable for fund shares repurchased	1,868	—	—
Advisory fee payable	608,297	73,879	55,225
Trustees’ fees and expenses payable	73	82	17
TOTAL LIABILITIES	50,578,526	16,490,312	11,155,333
NET ASSETS	$1,994,814,118	$246,942,374	$195,148,111
NET ASSETS CONSIST OF:
Paid-in capital	$4,140,660,005	$903,305,581	$658,927,295
Total distributable earnings (loss)	(2,145,845,887)	(656,363,207)	(463,779,184)
NET ASSETS	$1,994,814,118	$246,942,374	$195,148,111
NET ASSET VALUE PER SHARE
Net asset value per share	$59.37	$90.95	$39.82
Shares outstanding (unlimited amount authorized, $0.01 par value)	33,600,230	2,715,000	4,900,270
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,079,893,771	$251,511,745	$205,514,161
Investments in affiliated issuers	51,578,313	16,694,711	11,265,728
Total cost of investments	$2,131,472,084	$268,206,456	$216,779,889
* Includes investments in securities on loan, at value	$92,156,525	$20,000,385	$19,225,820
See accompanying notes to financial statements.
63

SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF

$356,019,094	$1,533,244,893	$360,922,490	$60,224,126	$167,064,251	$244,257,807
37,420,531	48,401,409	28,920,836	355,983	8,155,820	596,312
393,439,625	1,581,646,302	389,843,326	60,580,109	175,220,071	244,854,119
—	—	—	—	—	10,308
145	6	—	—	—	28
—	—	—	—	—	1,460
4,277	—	—	—	—	—
238,173	211,266	45,675	6,025	104,139	126,380
2,500	5,379	1,102	224	1,330	1,799
7,700	11,464	2,905	366	3,681	—
5,299	11,074	29,467	11,254	17,918	20
393,697,719	1,581,885,491	389,922,475	60,597,978	175,347,139	244,994,114

37,105,442	47,189,258	28,736,713	312,572	7,977,082	92,113
—	—	—	—	—	—
134,190	443,414	102,198	16,983	47,338	39,554
—	93	—	—	66	6
37,239,632	47,632,765	28,838,911	329,555	8,024,486	131,673
$356,458,087	$1,534,252,726	$361,083,564	$60,268,423	$167,322,653	$244,862,441

$1,098,516,404	$1,669,799,734	$486,931,332	$119,580,206	$398,137,024	$277,201,264
(742,058,317)	(135,547,008)	(125,847,768)	(59,311,783)	(230,814,371)	(32,338,823)
$356,458,087	$1,534,252,726	$361,083,564	$60,268,423	$167,322,653	$244,862,441

$75.04	$247.46	$151.08	$77.77	$78.19	$108.83
4,750,226	6,200,000	2,390,000	775,000	2,140,000	2,250,000

$424,045,888	$1,364,157,037	$352,393,019	$62,841,051	$196,969,877	$190,535,640
37,420,516	48,401,324	28,920,818	355,980	8,155,805	596,266
$461,466,404	$1,412,558,361	$381,313,837	$63,197,031	$205,125,682	$191,131,906
$59,740,251	$100,331,624	$46,960,660	$4,760,892	$16,470,424	$89,128
64

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$797,018,555
Investments in affiliated issuers, at value	50,848,380
Total Investments	847,866,935
Cash	1,635
Receivable for investments sold	12,922,059
Receivable for fund shares sold	3,710
Dividends receivable — unaffiliated issuers	3,309,416
Dividends receivable — affiliated issuers	9,437
Securities lending income receivable — unaffiliated issuers	11,750
Securities lending income receivable — affiliated issuers	87,889
TOTAL ASSETS	864,212,831
LIABILITIES
Payable upon return of securities loaned	41,876,737
Payable for investments purchased	12,354,334
Advisory fee payable	288,661
Trustees’ fees and expenses payable	121
TOTAL LIABILITIES	54,519,853
NET ASSETS	$809,692,978
NET ASSETS CONSIST OF:
Paid-in capital	$1,123,579,279
Total distributable earnings (loss)	(313,886,301)
NET ASSETS	$809,692,978
NET ASSET VALUE PER SHARE
Net asset value per share	$33.81
Shares outstanding (unlimited amount authorized, $0.01 par value)	23,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$910,259,876
Investments in affiliated issuers	51,645,022
Total cost of investments	$961,904,898
* Includes investments in securities on loan, at value	$54,516,104
See accompanying notes to financial statements.
65

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66

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$2,552	$795
Dividend income — unaffiliated issuers	169,753	5,750,615	20,632,591
Dividend income — affiliated issuers	3,073	27,039	115,892
Unaffiliated securities lending income	5,903	4,776	441
Affiliated securities lending income	64,593	11,584	9,482
Foreign taxes withheld	(3,804)	(352,426)	(7,541)
TOTAL INVESTMENT INCOME (LOSS)	239,518	5,444,140	20,751,660
EXPENSES
Advisory fee	477,913	892,725	1,692,396
Trustees’ fees and expenses	1,013	1,701	10,880
Miscellaneous expenses	109	5,935	1,169
TOTAL EXPENSES	479,035	900,361	1,704,445
NET INVESTMENT INCOME (LOSS)	$(239,517)	$4,543,779	$19,047,215
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(4,735,156)	716,540	(17,260,046)
Investments — affiliated issuers	(3)	—	(10,629)
In-kind redemptions — unaffiliated issuers	23,581,053	—	106,343,762
In-kind redemptions — affiliated issuers	—	—	6,410
Foreign currency transactions	—	(25,253)	(131)
Futures contracts	—	233,690	137,005
Net realized gain (loss)	18,845,894	924,977	89,216,371
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(8,090,031)	23,264,208	120,926,349
Investments — affiliated issuers	9	—	15,303
Foreign currency translations	—	(3,029)	—
Futures contracts	—	(20,790)	15,199
Net change in unrealized appreciation/depreciation	(8,090,022)	23,240,389	120,956,851
NET REALIZED AND UNREALIZED GAIN (LOSS)	10,755,872	24,165,366	210,173,222
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$10,516,355	$28,709,145	$229,220,437
* Includes foreign capital gain taxes	$—	$(4,146)	$—
** Includes foreign deferred taxes	$—	$(72,408)	$—
See accompanying notes to financial statements.
67

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$—	$5,508	$—	$—	$—	$—
5,418,448	22,066,108	6,092,777	1,143,550	564,719	13,212,527
26,018	164,802	172,361	24,135	3,849	42,690
928	152	35,785	12,904	15,361	2,833
5,893	1,000	508,774	65,592	35,627	3,863
(97,113)	(6,203)	—	—	—	—
5,354,174	22,231,367	6,809,697	1,246,181	619,556	13,261,913

2,332,693	3,061,650	908,151	1,229,454	325,906	2,317,080
6,123	14,708	2,485	4,216	1,017	6,253
674	1,585	277	418	105	681
2,339,490	3,077,943	910,913	1,234,088	327,028	2,324,014
$3,014,684	$19,153,424	$5,898,784	$12,093	$292,528	$10,937,899

(7,655,221)	(6,699,065)	(2,515,880)	(76,926,745)	(9,339,199)	(10,518,152)
(189)	(24,104)	108	82	20	(1,200)
74,704,932	52,304,422	55,470,678	20,725,660	8,853,687	94,672,271
—	667	165,926	—	—	—
—	—	—	—	—	—
—	463,711	—	—	—	—
67,049,522	46,045,631	53,120,832	(56,201,003)	(485,492)	84,152,919

161,038,923	281,844,631	19,752,365	(39,372,678)	(4,932,580)	39,160,819
20	30,344	79,181	24	2	51
—	—	—	—	—	—
—	(61,554)	—	—	—	—
161,038,943	281,813,421	19,831,546	(39,372,654)	(4,932,578)	39,160,870
228,088,465	327,859,052	72,952,378	(95,573,657)	(5,418,070)	123,313,789
$231,103,149	$347,012,476	$78,851,162	$(95,561,564)	$(5,125,542)	$134,251,688
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
68

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF	SPDR S&P Pharmaceuticals ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$20,518,241	$3,896,872	$3,163,486
Dividend income — affiliated issuers	555,850	14,889	18,353
Unaffiliated securities lending income	169,944	3,020	177,900
Affiliated securities lending income	254,447	28,079	589,546
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	21,498,482	3,942,860	3,949,285
EXPENSES
Advisory fee	6,476,584	1,194,117	722,805
Trustees’ fees and expenses	18,537	3,765	2,185
Miscellaneous expenses	1,935	391	226
TOTAL EXPENSES	6,497,056	1,198,273	725,216
NET INVESTMENT INCOME (LOSS)	$15,001,426	$2,744,587	$3,224,069
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(144,261,924)	(19,945,976)	(26,312,946)
Investments — affiliated issuers	(67,318,731)	46	(71)
In-kind redemptions — unaffiliated issuers	281,543,587	29,204,192	13,860,452
Net realized gain (loss)	69,962,932	9,258,262	(12,452,565)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	167,609,242	16,500,394	8,601,176
Investments — affiliated issuers	80	18	4
Net change in unrealized appreciation/depreciation	167,609,322	16,500,412	8,601,180
NET REALIZED AND UNREALIZED GAIN (LOSS)	237,572,254	25,758,674	(3,851,385)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$252,573,680	$28,503,261	$(627,316)
See accompanying notes to financial statements.
69

SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$7,331,835	$8,580,504	$1,065,471	$627,834
23,166	67,329	17,333	4,614
47,155	105,105	23,015	12,827
86,311	121,731	348,925	26,163
—	(112,290)	—	—
7,488,467	8,762,379	1,454,744	671,438

1,537,607	5,081,154	1,191,270	199,339
4,220	14,976	3,236	596
456	1,562	357	61
1,542,283	5,097,692	1,194,863	199,996
$5,946,184	$3,664,687	$259,881	$471,442

(36,051,678)	(101,173,555)	(17,663,068)	(9,133,654)
10	296	(97)	1
122,854,888	116,370,321	27,022,112	1,236,340
86,803,220	15,197,062	9,358,947	(7,897,313)

(11,042,267)	133,751,602	32,084,395	7,391,752
6	54	1	1
(11,042,261)	133,751,656	32,084,396	7,391,753
75,760,959	148,948,718	41,443,343	(505,560)
$81,707,143	$152,613,405	$41,703,224	$(34,118)
70

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR S&P Transportation ETF	SPDR MSCI USA Gender Diversity ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$932	$—
Dividend income — unaffiliated issuers	2,464,578	3,484,356	50,468,496
Dividend income — affiliated issuers	12,194	21,123	976,319
Unaffiliated securities lending income	27,923	2,398	220,714
Affiliated securities lending income	87,184	1,205	918,778
Foreign taxes withheld	—	(1,175)	(5,283)
TOTAL INVESTMENT INCOME (LOSS)	2,591,879	3,508,839	52,579,024
EXPENSES
Advisory fee	696,412	439,079	3,680,424
Trustees’ fees and expenses	2,078	2,164	8,773
Miscellaneous expenses	226	232	897
TOTAL EXPENSES	698,716	441,475	3,690,094
NET INVESTMENT INCOME (LOSS)	$1,893,163	$3,067,364	$48,888,930
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(26,576,456)	(1,418,966)	(33,599,795)
Investments — affiliated issuers	(33)	144	(1,306,017)
In-kind redemptions — unaffiliated issuers	3,213,621	16,468,915	(6,318,387)
In-kind redemptions — affiliated issuers	—	—	73,415
Foreign currency transactions	—	(9)	—
Futures contracts	—	79,969	—
Net realized gain (loss)	(23,362,868)	15,130,053	(41,150,784)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	6,098,856	32,256,676	50,143,030
Investments — affiliated issuers	14	20	1,331,169
Futures contracts	—	(5,488)	—
Net change in unrealized appreciation/depreciation	6,098,870	32,251,208	51,474,199
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,263,998)	47,381,261	10,323,415
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(15,370,835)	$50,448,625	$59,212,345
See accompanying notes to financial statements.
71

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72

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(239,517)	$61,028	$4,543,779	$3,457,756
Net realized gain (loss)	18,845,894	(82,223,535)	924,977	651,819
Net change in unrealized appreciation/depreciation	(8,090,022)	103,065,260	23,240,389	17,215,057
Net increase (decrease) in net assets resulting from operations	10,516,355	20,902,753	28,709,145	21,324,632
Net equalization credits and charges	(497,267)	682,684	48,165	62,893
Distributions to shareholders	(70,990)	(54,537)	(4,912,814)	(3,436,808)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	226,685,759	19,438,919	32,391,767	45,093,568
Cost of shares redeemed	(190,712,566)	(64,908,979)	—	(7,139,682)
Net income equalization	497,267	(682,684)	(48,165)	(62,893)
Other capital	—	—	1,906	3,252
Net increase (decrease) in net assets from beneficial interest transactions	36,470,460	(46,152,744)	32,345,508	37,894,245
Contribution from affiliate (Note 4)	—	85,506	—	—
Net increase (decrease) in net assets during the period	46,418,558	(24,536,338)	56,190,004	55,844,962
Net assets at beginning of period	101,614,894	126,151,232	151,854,958	96,009,996
NET ASSETS AT END OF PERIOD	$148,033,452	$101,614,894	$208,044,962	$151,854,958
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,560,000	170,000	275,000	425,000
Shares redeemed	(1,320,000)	(570,000)	—	(75,000)
Net increase (decrease) from share transactions	240,000	(400,000)	275,000	350,000
See accompanying notes to financial statements.
73

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended(a) 6/30/23

$19,047,215	$15,474,784	$3,014,684	$2,588,666	$19,153,424	$17,495,041
89,216,371	5,418,208	67,049,522	(38,032,226)	46,045,631	88,786,551
120,956,851	112,854,335	161,038,943	172,586,043	281,813,421	117,588,196
229,220,437	133,747,327	231,103,149	137,142,483	347,012,476	223,869,788
114,975	134,996	51,194	10,534	166,730	(124,028)
(18,574,465)	(15,765,919)	(3,055,051)	(2,626,826)	(19,245,230)	(17,469,327)

392,214,275	158,280,638	224,275,581	52,809,203	204,452,939	287,203,279
(284,959,418)	(109,319,107)	(139,325,817)	(45,565,665)	(135,885,262)	(269,587,035)
(114,975)	(134,996)	(51,194)	(10,534)	(166,730)	124,028
—	—	—	—	—	—
107,139,882	48,826,535	84,898,570	7,233,004	68,400,947	17,740,272
—	—	—	197,806	—	—
317,900,829	166,942,939	312,997,862	141,957,001	396,334,923	224,016,705
981,330,572	814,387,633	525,798,112	383,841,111	1,385,935,538	1,161,918,833
$1,299,231,401	$981,330,572	$838,795,974	$525,798,112	$1,782,270,461	$1,385,935,538

2,910,000	1,400,000	1,380,000	470,000	5,190,000	8,730,000
(2,080,000)	(960,000)	(850,000)	(425,000)	(3,510,000)	(8,220,000)
830,000	440,000	530,000	45,000	1,680,000	510,000

(a)	On January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
74

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,898,784	$2,147,261	$12,093	$(49,495)
Net realized gain (loss)	53,120,832	(15,603,343)	(56,201,003)	(53,036,253)
Net change in unrealized appreciation/depreciation	19,831,546	30,666,565	(39,372,654)	111,307,799
Net increase (decrease) in net assets resulting from operations	78,851,162	17,210,483	(95,561,564)	58,222,051
Net equalization credits and charges	(462,060)	13,391	807,648	(367,141)
Distributions to shareholders	(5,696,375)	(2,443,956)	(113,066)	(89,586)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	552,171,427	49,832,609	65,214,453	287,844,824
Cost of shares redeemed	(346,949,308)	(16,149,956)	(316,883,773)	(138,086,609)
Net income equalization	462,060	(13,391)	(807,648)	367,141
Net increase (decrease) in net assets from beneficial interest transactions	205,684,179	33,669,262	(252,476,968)	150,125,356
Net increase (decrease) in net assets during the period	278,376,906	48,449,180	(347,343,950)	207,890,680
Net assets at beginning of period	137,808,947	89,359,767	592,171,438	384,280,758
NET ASSETS AT END OF PERIOD	$416,185,853	$137,808,947	$244,827,488	$592,171,438
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,600,000	600,000	725,000	3,000,000
Shares redeemed	(3,450,000)	(200,000)	(3,850,000)	(1,500,000)
Net increase (decrease) from share transactions	2,150,000	400,000	(3,125,000)	1,500,000
See accompanying notes to financial statements.
75

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Metals & Mining ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$292,528	$232,524	$10,937,899	$9,426,086	$15,001,426	$34,372,728
(485,492)	(20,233,575)	84,152,919	(1,444,424)	69,962,932	(132,544,785)
(4,932,578)	29,915,417	39,160,870	18,911,933	167,609,322	365,145,909
(5,125,542)	9,914,366	134,251,688	26,893,595	252,573,680	266,973,852
11,791	(5,198)	226,461	(1,236,477)	142,585	(731,266)
(284,324)	(237,507)	(11,047,063)	(8,273,364)	(15,378,815)	(35,007,034)

46,302,981	68,591,870	2,186,397,416	2,011,175,851	2,625,858,973	4,077,716,633
(69,532,514)	(58,334,040)	(2,068,476,341)	(2,090,655,826)	(2,671,846,733)	(4,504,534,170)
(11,791)	5,198	(226,461)	1,236,477	(142,585)	731,266
(23,241,324)	10,263,028	117,694,614	(78,243,498)	(46,130,345)	(426,086,271)
(28,639,399)	19,934,689	241,125,700	(60,859,744)	191,207,105	(194,850,719)
109,629,602	89,694,913	482,211,810	543,071,554	1,803,607,013	1,998,457,732
$80,990,203	$109,629,602	$723,337,510	$482,211,810	$1,994,814,118	$1,803,607,013

530,000	740,000	47,950,000	50,300,000	46,400,000	81,350,000
(800,000)	(660,000)	(45,250,000)	(52,850,000)	(48,300,000)	(91,850,000)
(270,000)	80,000	2,700,000	(2,550,000)	(1,900,000)	(10,500,000)
76

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,744,587	$1,310,914	$3,224,069	$2,762,818
Net realized gain (loss)	9,258,262	21,203,184	(12,452,565)	(14,866,395)
Net change in unrealized appreciation/depreciation	16,500,412	21,746,325	8,601,180	7,097,397
Net increase (decrease) in net assets resulting from operations	28,503,261	44,260,423	(627,316)	(5,006,180)
Net equalization credits and charges	53,834	(154,686)	61,643	(142,052)
Distributions to shareholders	(2,902,402)	(1,511,172)	(3,132,708)	(2,854,739)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	247,654,294	463,370,734	75,012,383	210,368,702
Cost of shares redeemed	(304,883,504)	(458,392,269)	(97,670,097)	(186,870,501)
Net income equalization	(53,834)	154,686	(61,643)	142,052
Net increase (decrease) in net assets from beneficial interest transactions	(57,283,044)	5,133,151	(22,719,357)	23,640,253
Net increase (decrease) in net assets during the period	(31,628,351)	47,727,716	(26,417,738)	15,637,282
Net assets at beginning of period	278,570,725	230,843,009	221,565,849	205,928,567
NET ASSETS AT END OF PERIOD	$246,942,374	$278,570,725	$195,148,111	$221,565,849
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	6,150,000	1,850,000	4,950,000
Shares redeemed	(3,550,000)	(6,450,000)	(2,350,000)	(4,450,000)
Net increase (decrease) from share transactions	(850,000)	(300,000)	(500,000)	500,000
See accompanying notes to financial statements.
77

SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF		SPDR S&P Software & Services ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$5,946,184	$7,627,701	$3,664,687	$4,817,956	$259,881	$507,893
86,803,220	(27,536,682)	15,197,062	86,177,966	9,358,947	(66,434,554)
(11,042,261)	62,695,918	133,751,656	331,180,540	32,084,396	109,151,249
81,707,143	42,786,937	152,613,405	422,176,462	41,703,224	43,224,588
1,845,613	(2,121,138)	(62,535)	130,977	(17,637)	6,689
(6,411,362)	(7,303,919)	(3,650,168)	(5,146,972)	(411,397)	(525,743)

8,946,194,576	7,321,895,508	227,061,475	853,209,738	139,070,997	97,711,281
(9,143,201,584)	(7,257,393,421)	(429,396,042)	(616,115,879)	(125,711,913)	(43,814,300)
(1,845,613)	2,121,138	62,535	(130,977)	17,637	(6,689)
(198,852,621)	66,623,225	(202,272,032)	236,962,882	13,376,721	53,890,292
(121,711,227)	99,985,105	(53,371,330)	654,123,349	54,650,911	96,595,826
478,169,314	378,184,209	1,587,624,056	933,500,707	306,432,653	209,836,827
$356,458,087	$478,169,314	$1,534,252,726	$1,587,624,056	$361,083,564	$306,432,653

129,900,000	115,550,000	1,025,000	4,300,000	1,020,000	790,000
(132,650,000)	(114,550,000)	(2,000,000)	(3,275,000)	(930,000)	(380,000)
(2,750,000)	1,000,000	(975,000)	1,025,000	90,000	410,000
78

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Telecom ETF		SPDR S&P Transportation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$471,442	$482,114	$1,893,163	$3,674,654
Net realized gain (loss)	(7,897,313)	(6,877,729)	(23,362,868)	(75,294,115)
Net change in unrealized appreciation/depreciation	7,391,753	5,239,832	6,098,870	141,836,578
Net increase (decrease) in net assets resulting from operations	(34,118)	(1,155,783)	(15,370,835)	70,217,117
Net equalization credits and charges	2,434	(16,815)	167,738	248,118
Distributions to shareholders	(502,184)	(431,082)	(1,657,840)	(2,832,051)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,429,389	34,014,221	25,761,457	71,287,606
Cost of shares redeemed	(12,733,762)	(24,774,551)	(87,500,754)	(396,375,435)
Net income equalization	(2,434)	16,815	(167,738)	(248,118)
Net increase (decrease) in net assets from beneficial interest transactions	(1,306,807)	9,256,485	(61,907,035)	(325,335,947)
Net increase (decrease) in net assets during the period	(1,840,675)	7,652,805	(78,767,972)	(257,702,763)
Net assets at beginning of period	62,109,098	54,456,293	246,090,625	503,793,388
NET ASSETS AT END OF PERIOD	$60,268,423	$62,109,098	$167,322,653	$246,090,625
SHARES OF BENEFICIAL INTEREST:
Shares sold	150,000	400,000	310,000	960,000
Shares redeemed	(175,000)	(300,000)	(1,110,000)	(5,450,000)
Net increase (decrease) from share transactions	(25,000)	100,000	(800,000)	(4,490,000)
See accompanying notes to financial statements.
79

SPDR MSCI USA Gender Diversity ETF		SPDR ICE Preferred Securities ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$3,067,364	$3,241,069	$48,888,930	$57,544,792
15,130,053	(38,704,819)	(41,150,784)	(89,201,817)
32,251,208	68,411,924	51,474,199	22,801,678
50,448,625	32,948,174	59,212,345	(8,855,347)
(34,224)	(52,066)	1,191,455	1,395,822
(2,709,881)	(3,314,352)	(53,253,000)	(62,968,434)

60,793,098	138,927,528	73,331,476	161,593,803
(72,772,301)	(162,323,316)	(144,206,596)	(264,993,016)
34,224	52,066	(1,191,455)	(1,395,822)
(11,944,979)	(23,343,722)	(72,066,575)	(104,795,035)
35,759,541	6,238,034	(64,915,775)	(175,222,994)
209,102,900	202,864,866	874,608,753	1,049,831,747
$244,862,441	$209,102,900	$809,692,978	$874,608,753

650,000	1,700,000	2,200,000	4,600,000
(775,000)	(2,000,000)	(4,350,000)	(7,800,000)
(125,000)	(300,000)	(2,150,000)	(3,200,000)
80

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$131.97	$107.82	$226.17	$145.30	$105.68
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.31)	0.06	(0.52)	(0.59)	(0.23)
Net realized and unrealized gain (loss) (b)	15.66	23.34	(118.26)	81.84	40.41
Total from investment operations	15.35	23.40	(118.78)	81.25	40.18
Net equalization credits and charges (a)	(0.65)	0.72	0.49	(0.25)	(0.40)
Contribution from affiliate (Note 4)	—	0.09	—	—	—
Distributions to shareholders from:
Net investment income	(0.10)	(0.06)	(0.06)	(0.13)	(0.16)
Net asset value, end of period	$146.57	$131.97	$107.82	$226.17	$145.30
Total return (c)	11.15%	22.46%(d)	(52.30)%	55.75%	37.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,033	$101,615	$126,151	$364,139	$148,207
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.23)%	0.06%	(0.28)%	(0.29)%	(0.20)%
Portfolio turnover rate (e)	34%	68%	53%	38%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have been 22.38%.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$112.45	$95.97	$110.51	$78.00	$85.13
Income (loss) from investment operations:
Net investment income (loss) (a)	3.03	3.24	3.32	2.22	2.07
Net realized and unrealized gain (loss) (b)	15.64	16.17	(14.31)	32.59	(7.10)
Total from investment operations	18.67	19.41	(10.99)	34.81	(5.03)
Net equalization credits and charges (a)	0.03	0.06	(0.02)	(0.03)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.02	0.00(c)	—
Distributions to shareholders from:
Net investment income	(3.16)	(2.99)	(3.55)	(2.27)	(2.09)
Net asset value, end of period	$127.99	$112.45	$95.97	$110.51	$78.00
Total return (d)	16.80%	20.64%	(10.22)%	44.96%	(5.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$208,045	$151,855	$96,010	$96,750	$78,033
Ratios to average net assets:
Total expenses	0.50%	0.51%	0.50%	0.50%	0.50%
Net investment income (loss)	2.54%	3.15%	3.01%	2.33%	2.53%
Portfolio turnover rate (e)	12%	7%	12%	11%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$122.97	$108.01	$119.37	$88.43	$86.19
Income (loss) from investment operations:
Net investment income (loss) (a)	2.25	1.93	1.73	1.76	1.79
Net realized and unrealized gain (loss) (b)	24.42	14.97	(11.41)	30.99	1.88
Total from investment operations	26.67	16.90	(9.68)	32.75	3.67
Net equalization credits and charges (a)	0.01	0.02	(0.00)(c)	(0.03)	0.34
Contribution from affiliate	—	—	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(2.18)	(1.96)	(1.68)	(1.78)	(1.77)
Net asset value, end of period	$147.47	$122.97	$108.01	$119.37	$88.43
Total return (d)	21.84%	15.82%	(8.28)%	37.20%	4.53%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,299,231	$981,331	$814,388	$954,973	$771,956
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	1.69%	1.71%	1.42%	1.69%	2.02%
Portfolio turnover rate (f)	13%	20%	16%	18%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$139.47	$103.04	$158.99	$99.49	$72.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.70	0.67	0.47	0.49
Net realized and unrealized gain (loss) (b)	55.58	36.39	(55.91)	59.47	26.90
Total from investment operations	56.32	37.09	(55.24)	59.94	27.39
Net equalization credits and charges (a)	0.01	0.00(c)	(0.02)	(0.01)	(0.02)
Contribution from affiliate (Note 4)	—	0.05	—	—	—
Distributions to shareholders from:
Net investment income	(0.73)	(0.71)	(0.69)	(0.43)	(0.54)
Net asset value, end of period	$195.07	$139.47	$103.04	$158.99	$99.49
Total return (d)	40.45%	36.24%(e)	(34.86)%	60.30%	37.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$838,796	$525,798	$383,841	$711,479	$402,953
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.45%	0.63%	0.45%	0.35%	0.62%
Portfolio turnover rate (f)	8%	15%	17%	30%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023 the total return would have remained 36.19%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)	Year Ended 6/30/20(a)
Net asset value, beginning of period	$36.18	$30.74	$35.34	$25.46	$23.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.45	0.42	0.40	0.43
Net realized and unrealized gain (loss) (c)	8.39	5.91	(4.62)	9.86	1.61
Total from investment operations	8.88	6.36	(4.20)	10.26	2.04
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.49)	(0.92)	(0.41)	(0.40)	(0.43)
Net asset value, end of period	$44.57	$36.18	$30.74	$35.34	$25.46
Total return (e)	24.70%	19.37%	(12.01)%	40.59%	8.770%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,782,270	$1,385,936	$1,161,919	$1,154,523	$567,579
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.23%	0.25%
Net expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.25%	1.40%	1.16%	1.28%	1.73%
Portfolio turnover rate (f)	2%	2%	2%	4%	4%
(a)	Effective on January 12, 2023, the SPDR S&P 500 Fossil Fuel Reserves Free ETF underwent a 3-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 11)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$84.81	$72.95	$94.02	$56.15	$55.47
Income (loss) from investment operations:
Net investment income (loss) (a)	2.21	1.63	1.78	1.62	1.11
Net realized and unrealized gain (loss) (b)	25.46	11.99	(21.28)	38.10	1.09
Total from investment operations	27.67	13.62	(19.50)	39.72	2.20
Net equalization credits and charges (a)	(0.17)	0.01	0.30	(0.17)	(0.10)
Distributions to shareholders from:
Net investment income	(2.06)	(1.77)	(1.86)	(1.68)	(1.42)
Net asset value, end of period	$110.25	$84.81	$72.95	$94.02	$56.15
Total return (c)	32.64%	18.89%	(20.82)%	71.24%	3.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$416,186	$137,809	$89,360	$117,528	$22,459
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	2.27%	2.00%	1.86%	2.06%	1.99%
Portfolio turnover rate (d)	23%	44%	26%	37%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$98.29	$84.92	$129.05	$89.25	$81.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	(0.01)	(0.04)	(0.13)	(0.05)
Net realized and unrealized gain (loss) (c)	(14.03)	13.48	(44.14)	39.93	7.42
Total from investment operations	(14.03)	13.47	(44.18)	39.80	7.37
Net equalization credits and charges (a)	0.19	(0.08)	0.07	(0.00)(b)	0.01
Distributions to shareholders from:
Net investment income	(0.03)	(0.02)	(0.02)	—	(0.00)(b)
Net asset value, end of period	$84.42	$98.29	$84.92	$129.05	$89.25
Total return (d)	(14.08)%	15.76%	(34.18)%	44.60%	9.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$244,827	$592,171	$384,281	$809,806	$513,171
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.00%(e)	(0.01)%	(0.04)%	(0.12)%	(0.06)%
Portfolio turnover rate (f)	38%	49%	42%	39%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$93.70	$82.29	$114.37	$68.05	$66.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.18	0.16	0.22	0.22
Net realized and unrealized gain (loss) (b)	(3.72)	11.41	(32.08)	46.50	2.83
Total from investment operations	(3.44)	11.59	(31.92)	46.72	3.05
Net equalization credits and charges (a)	0.01	(0.00)(c)	0.03	(0.19)	0.15
Distributions to shareholders from:
Net investment income	(0.28)	(0.18)	(0.19)	(0.21)	(1.74)
Net asset value, end of period	$89.99	$93.70	$82.29	$114.37	$68.05
Total return (d)	(3.65)%	14.11%	(27.91)%	68.43%	4.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$80,990	$109,630	$89,695	$213,867	$83,699
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.31%	0.20%	0.16%	0.24%	0.33%
Portfolio turnover rate (e)	37%	51%	44%	38%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.87	$37.84	$38.56	$27.34	$34.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	0.74	0.73	0.67	0.61
Net realized and unrealized gain (loss) (b)	8.98	3.12	(0.67)	11.16	(6.65)
Total from investment operations	9.75	3.86	0.06	11.83	(6.04)
Net equalization credits and charges (a)	0.02	(0.10)	(0.04)	0.10	(0.02)
Distributions to shareholders from:
Net investment income	(0.75)	(0.73)	(0.74)	(0.71)	(0.61)
Net asset value, end of period	$49.89	$40.87	$37.84	$38.56	$27.34
Total return (c)	24.03%	10.01%	(0.01)%	44.04%	(17.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$723,338	$482,212	$543,072	$690,253	$564,510
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.65%	1.86%	1.84%	2.04%	1.87%
Portfolio turnover rate (d)	23%	23%	26%	24%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$50.81	$43.44	$43.03	$21.21	$28.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	0.85	0.44	0.34	0.39
Net realized and unrealized gain (loss) (b)	8.57	7.42	0.41	21.77	(7.21)
Total from investment operations	9.02	8.27	0.85	22.11	(6.82)
Net equalization credits and charges (a)	—	(0.02)	(0.02)	0.03	0.04
Distributions to shareholders from:
Net investment income	(0.46)	(0.88)	(0.42)	(0.32)	(0.39)
Net asset value, end of period	$59.37	$50.81	$43.44	$43.03	$21.21
Total return (c)	17.83%	19.09%	1.87%	104.87%	(23.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,994,814	$1,803,607	$1,998,458	$2,056,695	$395,524
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.81%	1.69%	0.90%	0.96%	1.58%
Portfolio turnover rate (d)	43%	33%	38%	44%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$78.14	$59.74	$61.95	$33.13	$96.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	0.30	0.14	0.27	1.15
Net realized and unrealized gain (loss) (b)	12.89	18.50	(2.11)	29.51	(63.13)
Total from investment operations	13.60	18.80	(1.97)	29.78	(61.98)
Net equalization credits and charges (a)	0.01	(0.04)	0.01	(0.04)	0.07
Other capital	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.80)	(0.36)	(0.25)	(0.92)	(1.16)
Net asset value, end of period	$90.95	$78.14	$59.74	$61.95	$33.13
Total return (d)	17.44%	31.51%	(3.18)%	90.54%	(64.70)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$246,942	$278,571	$230,843	$183,691	$96,561
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.80%	0.41%	0.22%	0.59%	1.99%
Portfolio turnover rate (e)	39%	32%	38%	64%	51%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$41.03	$42.02	$51.75	$43.09	$39.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	0.53	0.56	0.25	0.27
Net realized and unrealized gain (loss) (b)	(1.24)	(0.93)	(9.65)	8.67	3.37
Total from investment operations	(0.60)	(0.40)	(9.09)	8.92	3.64
Net equalization credits and charges (a)	0.01	(0.03)	(0.01)	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.62)	(0.56)	(0.63)	(0.26)	(0.29)
Net asset value, end of period	$39.82	$41.03	$42.02	$51.75	$43.09
Total return (d)	(1.46)%	(1.01)%	(17.67)%	20.76%	9.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$195,148	$221,566	$205,929	$271,717	$243,443
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.56%	1.27%	1.21%	0.52%	0.67%
Portfolio turnover rate (e)	61%	53%	60%	53%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$63.75	$58.18	$97.19	$42.87	$42.42
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	1.24	0.99	0.68	0.68
Net realized and unrealized gain (loss) (b)	11.09	6.07	(37.92)	54.27	0.42
Total from investment operations	12.02	7.31	(36.93)	54.95	1.10
Net equalization credits and charges (a)	0.29	(0.34)	(0.55)	0.02	0.01
Contribution from affiliate	—	—	—	0.01	—
Distributions to shareholders from:
Net investment income	(1.02)	(1.40)	(1.53)	(0.66)	(0.66)
Net asset value, end of period	$75.04	$63.75	$58.18	$97.19	$42.87
Total return (c)	19.39%	12.17%	(39.02)%	128.92%(d)	2.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$356,458	$478,169	$378,184	$1,054,575	$265,787
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	1.35%	1.96%	1.13%	0.97%	1.68%
Portfolio turnover rate (e)	34%	40%	39%	62%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If an affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$221.27	$151.79	$192.29	$112.00	$84.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.73	0.53	0.28	0.54
Net realized and unrealized gain (loss) (b)	26.21	69.51	(40.57)	80.28	27.60
Total from investment operations	26.75	70.24	(40.04)	80.56	28.14
Net equalization credits and charges (a)	(0.01)	0.02	0.01	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.55)	(0.78)	(0.47)	(0.27)	(0.54)
Net asset value, end of period	$247.46	$221.27	$151.79	$192.29	$112.00
Total return (d)	12.11%	46.40%	(20.86)%	71.99%	33.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,534,253	$1,587,624	$933,501	$995,093	$498,412
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.25%	0.40%	0.26%	0.17%	0.55%
Portfolio turnover rate (e)	30%	31%	36%	32%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$133.23	$111.02	$171.45	$111.44	$96.24
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.27	0.28	(0.00)(b)	0.37
Net realized and unrealized gain (loss) (c)	17.92	22.20	(60.49)	60.08	15.25
Total from investment operations	18.03	22.47	(60.21)	60.08	15.62
Net equalization credits and charges (a)	(0.01)	0.00(b)	(0.04)	(0.01)	(0.01)
Contribution from affiliate	—	—	0.04	—	—
Other capital	—	—	0.00(b)	—	—
Distributions to shareholders from:
Net investment income	(0.17)	(0.26)	(0.22)	(0.06)	(0.41)
Net asset value, end of period	$151.08	$133.23	$111.02	$171.45	$111.44
Total return (d)	13.53%	20.27%	(35.16)%(e)	53.91%	16.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$361,084	$306,433	$209,837	$526,365	$241,825
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.08%	0.23%	0.17%	0.00%(f)	0.38%
Portfolio turnover rate (g)	41%	63%	46%	40%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$77.64	$77.79	$102.27	$69.77	$67.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	0.61	1.20	0.82	0.53
Net realized and unrealized gain (loss) (b)	0.16	(0.19)	(24.35)	32.25	2.15
Total from investment operations	0.77	0.42	(23.15)	33.07	2.68
Net equalization credits and charges (a)	0.00(c)	(0.02)	(0.02)	0.24	(0.02)
Distributions to shareholders from:
Net investment income	(0.64)	(0.55)	(1.31)	(0.81)	(0.59)
Net asset value, end of period	$77.77	$77.64	$77.79	$102.27	$69.77
Total return (d)	1.04%	0.52%	(22.87)%	48.00%	3.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$60,268	$62,109	$54,456	$84,375	$48,842
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.83%	0.75%	1.28%	0.94%	0.78%
Portfolio turnover rate (e)	50%	40%	41%	61%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$83.70	$67.81	$84.92	$52.86	$61.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	0.75	0.42	1.02	0.57
Net realized and unrealized gain (loss) (b)	(5.64)	15.69	(16.89)	31.84	(8.36)
Total from investment operations	(4.89)	16.44	(16.47)	32.86	(7.79)
Net equalization credits and charges (a)	0.07	0.05	(0.02)	0.20	0.01
Distributions to shareholders from:
Net investment income	(0.69)	(0.60)	(0.62)	(1.00)	(0.58)
Net asset value, end of period	$78.19	$83.70	$67.81	$84.92	$52.86
Total return (c)	(5.78)%	24.53%	(19.57)%	62.69%	(12.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,323	$246,091	$503,793	$572,388	$179,722
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	0.95%	1.04%	0.49%	1.35%	0.99%
Portfolio turnover rate (d)	34%	29%	37%	26%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA Gender Diversity ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$88.04	$75.84	$101.54	$71.03	$73.74
Income (loss) from investment operations:
Net investment income (loss) (a)	1.33	1.27	1.06	0.97	1.29
Net realized and unrealized gain (loss) (b)	20.66	12.27	(25.75)	30.50	(2.51)
Total from investment operations	21.99	13.54	(24.69)	31.47	(1.22)
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.00)(c)	0.06	(0.09)
Distributions to shareholders from:
Net investment income	(1.19)	(1.32)	(1.01)	(1.02)	(1.40)
Net asset value, end of period	$108.83	$88.04	$75.84	$101.54	$71.03
Total return (d)	25.14%	18.02%	(24.47)%	44.60%	(1.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$244,862	$209,103	$202,865	$243,685	$120,743
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.40%	1.57%	1.11%	1.10%	1.77%
Portfolio turnover rate (e)	46%	135%	43%	22%	69%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$33.51	$35.83	$44.19	$41.54	$43.11
Income (loss) from investment operations:
Net investment income (loss) (a)	1.99	1.97	1.97	2.12	2.31
Net realized and unrealized gain (loss) (b)	0.42	(2.19)	(8.21)	2.80	(1.53)
Total from investment operations	2.41	(0.22)	(6.24)	4.92	0.78
Net equalization credits and charges (a)	0.05	0.05	0.04	(0.03)	(0.03)
Distributions to shareholders from:
Net investment income	(2.16)	(2.15)	(2.16)	(2.24)	(2.32)
Net asset value, end of period	$33.81	$33.51	$35.83	$44.19	$41.54
Total return (c)	7.62%	(0.50)%	(14.52)%	12.01%	1.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$809,693	$874,609	$1,049,832	$1,486,995	$1,121,515
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	5.98%	5.68%	4.82%	4.89%	5.39%
Portfolio turnover rate (d)	21%	19%	28%	45%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR MSCI USA Gender Diversity ETF
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which paid semi-annually and SPDR ICE Preferred Securities ETF which paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
102

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2024, the SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF and SPDR MSCI USA Gender Diversity ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$3,526	$—	$3,526
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	15,231	—	15,231
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	12,836	—	12,836
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	1,460	—	1,460
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$233,690	$—	$233,690
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	137,005	—	137,005
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	463,711	—	463,711
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	79,969	—	79,969
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(20,790)	$—	$(20,790)
SPDR MSCI USA StrategicFactorsSM ETF
Futures Contracts	—	—	—	15,199	—	15,199
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	(61,554)	—	(61,554)
SPDR MSCI USA Gender Diversity ETF
Futures Contracts	—	—	—	(5,488)	—	(5,488)
103

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR MSCI USA Gender Diversity ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2024. The waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
104

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Funds' Schedules of Investments.
During the fiscal year ended June 30, 2023, the Adviser made a contribution of $85,506 to the SPDR FactSet Innovative Technology ETF related to a trade processing matter.
During the fiscal year ended June 30, 2023, State Street made a contribution of $197,806 to the SPDR NYSE Technology ETF related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$37,208,961	$37,490,068
SPDR Global Dow ETF	22,973,801	21,476,413
SPDR MSCI USA StrategicFactorsSM ETF	161,616,895	146,460,480
SPDR NYSE Technology ETF	53,668,992	53,396,999
SPDR S&P 500 Fossil Fuel Reserves Free ETF	44,832,467	35,700,439
SPDR S&P Capital Markets ETF	61,794,093	60,860,525
SPDR S&P Health Care Equipment ETF	135,986,493	136,327,336
SPDR S&P Health Care Services ETF	34,316,178	34,217,879
SPDR S&P Insurance ETF	167,017,047	155,616,254
SPDR S&P Metals & Mining ETF	796,587,511	793,466,110
SPDR S&P Oil & Gas Equipment & Services ETF	132,611,335	132,688,803
SPDR S&P Pharmaceuticals ETF	126,935,204	126,820,481
105

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Purchases	Sales
SPDR S&P Retail ETF	$148,562,375	$148,756,840
SPDR S&P Semiconductor ETF	435,447,295	432,972,190
SPDR S&P Software & Services ETF	141,693,794	137,615,471
SPDR S&P Telecom ETF	28,718,606	28,626,173
SPDR S&P Transportation ETF	67,319,415	67,107,904
SPDR MSCI USA Gender Diversity ETF	103,472,636	101,351,450
SPDR ICE Preferred Securities ETF	168,215,303	170,817,584
For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$220,711,378	$184,821,124	$23,581,053
SPDR Global Dow ETF	30,859,646	—	—
SPDR MSCI USA StrategicFactorsSM ETF	371,965,587	276,301,380	106,350,172
SPDR NYSE Technology ETF	224,487,783	139,946,286	74,704,932
SPDR S&P 500 Fossil Fuel Reserves Free ETF	188,861,408	129,975,056	52,305,089
SPDR S&P Capital Markets ETF	552,120,702	347,479,061	55,636,604
SPDR S&P Health Care Equipment ETF	65,228,567	316,898,227	20,725,660
SPDR S&P Health Care Services ETF	44,476,188	67,697,082	8,853,687
SPDR S&P Insurance ETF	1,781,925,203	1,663,547,280	94,672,271
SPDR S&P Metals & Mining ETF	2,150,410,207	2,196,968,360	281,543,587
SPDR S&P Oil & Gas Equipment & Services ETF	229,345,034	286,546,693	29,204,192
SPDR S&P Pharmaceuticals ETF	74,996,148	97,671,978	13,860,452
SPDR S&P Retail ETF	6,777,144,693	6,974,037,163	122,854,888
SPDR S&P Semiconductor ETF	227,077,342	432,118,972	116,370,321
SPDR S&P Software & Services ETF	138,554,988	125,515,686	27,022,112
SPDR S&P Telecom ETF	11,430,580	12,733,284	1,236,340
SPDR S&P Transportation ETF	25,764,331	87,512,539	3,213,621
SPDR MSCI USA Gender Diversity ETF	60,791,213	74,645,017	16,468,915
SPDR ICE Preferred Securities ETF	73,299,591	144,143,591	(6,244,972)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
106

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$70,990	$—	$70,990
SPDR Global Dow ETF	4,912,814	—	4,912,814
SPDR MSCI USA StrategicFactorsSM ETF	18,574,465	—	18,574,465
SPDR NYSE Technology ETF	3,055,051	—	3,055,051
SPDR S&P 500 Fossil Fuel Reserves Free ETF	19,245,230	—	19,245,230
SPDR S&P Capital Markets ETF	5,696,375	—	5,696,375
SPDR S&P Health Care Equipment ETF	113,066	—	113,066
SPDR S&P Health Care Services ETF	284,324	—	284,324
SPDR S&P Insurance ETF	11,047,063	—	11,047,063
SPDR S&P Metals & Mining ETF	15,378,815	—	15,378,815
SPDR S&P Oil & Gas Equipment & Services ETF	2,902,402	—	2,902,402
SPDR S&P Pharmaceuticals ETF	3,132,708	—	3,132,708
SPDR S&P Retail ETF	6,411,362	—	6,411,362
SPDR S&P Semiconductor ETF	3,650,168	—	3,650,168
SPDR S&P Software & Services ETF	411,397	—	411,397
SPDR S&P Telecom ETF	502,184	—	502,184
SPDR S&P Transportation ETF	1,657,840	—	1,657,840
SPDR MSCI USA Gender Diversity ETF	2,709,881	—	2,709,881
SPDR ICE Preferred Securities ETF	53,253,000	—	53,253,000
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 54,537	$ —	$ 54,537
SPDR Global Dow ETF	3,436,808	—	3,436,808
SPDR MSCI USA StrategicFactorsSM ETF	15,765,919	—	15,765,919
107

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Ordinary Income	Long-Term Capital Gains	Total
SPDR NYSE Technology ETF	$2,626,826	$—	$2,626,826
SPDR S&P 500 Fossil Fuel Reserves Free ETF	17,469,327	—	17,469,327
SPDR S&P Capital Markets ETF	2,443,956	—	2,443,956
SPDR S&P Health Care Equipment ETF	89,586	—	89,586
SPDR S&P Health Care Services ETF	237,507	—	237,507
SPDR S&P Insurance ETF	8,273,364	—	8,273,364
SPDR S&P Metals & Mining ETF	35,007,034	—	35,007,034
SPDR S&P Oil & Gas Equipment & Services ETF	1,511,172	—	1,511,172
SPDR S&P Pharmaceuticals ETF	2,854,739	—	2,854,739
SPDR S&P Retail ETF	7,303,919	—	7,303,919
SPDR S&P Semiconductor ETF	5,146,972	—	5,146,972
SPDR S&P Software & Services ETF	525,743	—	525,743
SPDR S&P Telecom ETF	431,082	—	431,082
SPDR S&P Transportation ETF	2,832,051	—	2,832,051
SPDR MSCI USA Gender Diversity ETF	3,314,352	—	3,314,352
SPDR ICE Preferred Securities ETF	62,968,434	—	62,968,434
At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR FactSet Innovative Technology ETF	$—	$(122,438,465)	$—	$(29,562,930)	$(152,001,395)
SPDR Global Dow ETF	1,224,074	(13,502,772)	—	46,031,275	33,752,577
SPDR MSCI USA StrategicFactorsSM ETF	543,009	(76,139,450)	—	241,675,043	166,078,602
SPDR NYSE Technology ETF	297,053	(123,834,845)	—	254,765,523	131,227,731
SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	(24,910,615)	—	445,254,001	420,343,386
SPDR S&P Capital Markets ETF	147,017	(69,901,855)	—	11,786,984	(57,967,854)
SPDR S&P Health Care Equipment ETF	—	(315,752,697)	—	(42,210,193)	(357,962,890)
SPDR S&P Health Care Services ETF	142,107	(92,711,494)	—	(7,049,295)	(99,618,682)
SPDR S&P Insurance ETF	1,598,840	(161,813,352)	—	(2,566,875)	(162,781,387)
SPDR S&P Metals & Mining ETF	—	(2,057,432,618)	—	(88,413,269)	(2,145,845,887)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(651,463,842)	—	(4,899,365)	(656,363,207)
SPDR S&P Pharmaceuticals ETF	91,361	(453,150,158)	—	(10,720,387)	(463,779,184)
SPDR S&P Retail ETF	2,650,540	(676,557,304)	—	(68,151,553)	(742,058,317)
SPDR S&P Semiconductor ETF	22,786	(304,479,304)	—	168,909,510	(135,547,008)
SPDR S&P Software & Services ETF	—	(132,304,720)	—	6,456,952	(125,847,768)
SPDR S&P Telecom ETF	20,290	(56,541,418)	—	(2,790,655)	(59,311,783)
SPDR S&P Transportation ETF	1,077,926	(201,855,679)	—	(30,036,618)	(230,814,371)
SPDR MSCI USA Gender Diversity ETF	404,782	(86,451,823)	—	53,708,218	(32,338,823)
SPDR ICE Preferred Securities ETF	—	(195,485,905)	—	(118,400,396)	(313,886,301)
As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$47,520,950	$74,917,515
SPDR Global Dow ETF	—	13,502,772
SPDR MSCI USA StrategicFactorsSM ETF	25,720,196	50,419,254
SPDR NYSE Technology ETF	60,179,064	63,655,781
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$8,000,538	$16,910,077
SPDR S&P Capital Markets ETF	14,535,923	55,365,932
SPDR S&P Health Care Equipment ETF	131,858,412	183,894,285
SPDR S&P Health Care Services ETF	26,431,121	66,280,373
SPDR S&P Insurance ETF	60,891,268	100,922,084
SPDR S&P Metals & Mining ETF	781,665,664	1,275,766,954
SPDR S&P Oil & Gas Equipment & Services ETF	210,836,795	440,627,047
SPDR S&P Pharmaceuticals ETF	149,669,604	303,480,554
SPDR S&P Retail ETF	351,233,859	325,323,445
SPDR S&P Semiconductor ETF	135,018,943	169,460,361
SPDR S&P Software & Services ETF	26,619,145	105,685,575
SPDR S&P Telecom ETF	14,660,258	41,881,160
SPDR S&P Transportation ETF	90,721,890	111,133,789
SPDR MSCI USA Gender Diversity ETF	34,689,633	51,762,190
SPDR ICE Preferred Securities ETF	58,259,384	137,226,521
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$182,183,768	$5,470,736	$35,033,666	$(29,562,930)
SPDR Global Dow ETF	166,362,180	52,573,427	6,465,263	46,108,164
SPDR MSCI USA StrategicFactorsSM ETF	1,056,973,212	278,833,954	37,158,911	241,675,043
SPDR NYSE Technology ETF	583,662,864	283,264,940	28,499,417	254,765,523
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,336,505,340	524,843,020	79,589,019	445,254,001
SPDR S&P Capital Markets ETF	406,712,481	19,895,544	8,108,560	11,786,984
SPDR S&P Health Care Equipment ETF	290,011,379	24,013,443	66,223,636	(42,210,193)
SPDR S&P Health Care Services ETF	90,216,170	7,645,733	14,695,028	(7,049,295)
SPDR S&P Insurance ETF	741,496,705	23,230,381	25,797,256	(2,566,875)
SPDR S&P Metals & Mining ETF	2,133,098,550	107,835,464	196,248,733	(88,413,269)
SPDR S&P Oil & Gas Equipment & Services ETF	268,264,223	21,460,689	26,360,054	(4,899,365)
SPDR S&P Pharmaceuticals ETF	216,935,714	18,606,083	29,326,470	(10,720,387)
SPDR S&P Retail ETF	461,591,178	3,266,602	71,418,155	(68,151,553)
SPDR S&P Semiconductor ETF	1,412,736,792	309,662,701	140,753,191	168,909,510
SPDR S&P Software & Services ETF	383,386,374	49,358,535	42,901,583	6,456,952
SPDR S&P Telecom ETF	63,370,764	6,472,778	9,263,433	(2,790,655)
SPDR S&P Transportation ETF	205,256,689	14,186,213	44,222,831	(30,036,618)
SPDR MSCI USA Gender Diversity ETF	191,147,359	59,201,773	5,493,555	53,708,218
SPDR ICE Preferred Securities ETF	966,267,331	4,539,512	122,939,908	(118,400,396)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 6,079,184	$ 4,587,265	$ 1,623,534	$ 6,210,799
SPDR Global Dow ETF	5,004,490	5,126,614	137,530	5,264,144
SPDR MSCI USA StrategicFactorsSM ETF	126,888	74,421	64,425	138,846
SPDR NYSE Technology ETF	6,285,600	—	6,460,200	6,460,200
SPDR S&P 500 Fossil Fuel Reserves Free ETF	528,833	277,755	266,913	544,668
SPDR S&P Capital Markets ETF	3,551,624	2,413,402	1,195,843	3,609,245
SPDR S&P Health Care Equipment ETF	10,170,128	3,024,830	7,340,796	10,365,626
SPDR S&P Health Care Services ETF	3,037,159	2,170,492	1,080,592	3,251,084
SPDR S&P Insurance ETF	14,451,962	14,911,150	—	14,911,150
SPDR S&P Metals & Mining ETF	92,156,525	49,968,288	45,925,466	95,893,754
SPDR S&P Oil & Gas Equipment & Services ETF	20,000,385	16,416,351	3,980,725	20,397,076
SPDR S&P Pharmaceuticals ETF	19,225,820	11,100,091	9,879,311	20,979,402
SPDR S&P Retail ETF	59,740,251	37,105,442	24,436,266	61,541,708
SPDR S&P Semiconductor ETF	100,331,624	47,189,258	55,938,492	103,127,750
SPDR S&P Software & Services ETF	46,960,660	28,736,713	19,703,633	48,440,346
SPDR S&P Telecom ETF	4,760,892	312,572	4,552,506	4,865,078
SPDR S&P Transportation ETF	16,470,424	7,977,082	9,058,132	17,035,214
SPDR MSCI USA Gender Diversity ETF	89,128	92,113	—	92,113
SPDR ICE Preferred Securities ETF	54,516,104	41,876,737	14,522,759	56,399,496
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$4,587,265	$—	$—	$—	$4,587,265	$4,587,265
SPDR Global Dow ETF	Common Stocks	5,126,614	—	—	—	5,126,614	5,126,614
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	$74,421	$—	$—	$—	$74,421	$74,421
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	277,755	—	—	—	277,755	277,755
SPDR S&P Capital Markets ETF	Common Stocks	2,413,402	—	—	—	2,413,402	2,413,402
SPDR S&P Health Care Equipment ETF	Common Stocks	3,024,830	—	—	—	3,024,830	3,024,830
SPDR S&P Health Care Services ETF	Common Stocks	2,170,492	—	—	—	2,170,492	2,170,492
SPDR S&P Insurance ETF	Common Stocks	14,911,150	—	—	—	14,911,150	14,911,150
SPDR S&P Metals & Mining ETF	Common Stocks	49,968,288	—	—	—	49,968,288	49,968,288
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	16,416,351	—	—	—	16,416,351	16,416,351
SPDR S&P Pharmaceuticals ETF	Common Stocks	11,100,091	—	—	—	11,100,091	11,100,091
SPDR S&P Retail ETF	Common Stocks	37,105,442	—	—	—	37,105,442	37,105,442
SPDR S&P Semiconductor ETF	Common Stocks	47,189,258	—	—	—	47,189,258	47,189,258
SPDR S&P Software & Services ETF	Common Stocks	28,736,713	—	—	—	28,736,713	28,736,713
SPDR S&P Telecom ETF	Common Stocks	312,572	—	—	—	312,572	312,572
SPDR S&P Transportation ETF	Common Stocks	7,977,082	—	—	—	7,977,082	7,977,082
SPDR MSCI USA Gender Diversity ETF	Common Stocks	92,113	—	—	—	92,113	92,113
SPDR ICE Preferred Securities ETF	Preferred Stocks	41,876,737	—	—	—	41,876,737	41,876,737
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
111

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value. A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.
11.    Stock Split
The Board authorized a 3-for-1 stock split for the SPDR S&P 500 Fossil Fuel Reserves Free ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the Fund.
The financial statements and financial highlights of the Fund have been adjusted to reflect the stock splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
112

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500® Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR MSCI USA Gender Diversity ETF, SPDR ICE Preferred Securities ETF and the Board of Trustees of SPDR® Series Trust.
 Opinion on the Financial Statements
 We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500® Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR MSCI USA Gender Diversity ETF, and SPDR ICE Preferred Securities ETF (collectively referred to as the “Funds”) (nineteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations for the year then ended,  the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nineteen of the funds constituting SPDR® Series Trust) at June 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
 Basis for Opinion
 These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2024
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OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) nd related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain
115

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
116

Annual Financial Statements and Other Information
June 30, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$23,060,655	$22,699,431
2.00%, 1/15/2026	34,976,904	34,553,356
2.38%, 1/15/2027	23,979,911	23,978,974
2.50%, 1/15/2029	25,136,692	25,592,786
3.38%, 4/15/2032	12,615,043	13,773,311
3.63%, 4/15/2028	33,771,381	35,512,058
3.88%, 4/15/2029	38,098,560	41,176,209
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2025	37,407,448	36,184,400
0.13%, 4/15/2026	48,484,449	46,331,058
0.13%, 7/15/2026	44,795,161	42,823,124
0.13%, 10/15/2026	42,991,826	40,931,241
0.13%, 4/15/2027	41,520,005	39,073,406
0.13%, 1/15/2030	48,884,725	44,028,715
0.13%, 7/15/2030	46,861,429	41,947,386
0.13%, 1/15/2031	59,973,716	52,945,546
0.13%, 7/15/2031	54,069,841	47,487,471
0.13%, 1/15/2032	50,723,428	43,921,337
0.25%, 7/15/2029	51,126,342	46,973,326
0.38%, 7/15/2025	51,789,713	50,498,005
0.38%, 1/15/2027	46,108,296	43,851,257
0.38%, 7/15/2027	47,140,130	44,749,978
0.50%, 1/15/2028	45,358,960	42,755,250
0.63%, 1/15/2026	65,734,331	63,601,817
0.63%, 7/15/2032	53,021,112	47,547,096
0.75%, 7/15/2028	46,652,751	44,356,561
0.88%, 1/15/2029	49,753,251	47,162,584
Security Description	Principal Amount	Value
1.13%, 1/15/2033	$51,467,849	$47,628,870
1.25%, 4/15/2028	42,646,552	41,214,728
1.38%, 7/15/2033	49,890,021	47,134,377
1.63%, 10/15/2027	40,302,246	39,670,162
1.75%, 1/15/2034	51,319,129	49,826,664
2.13%, 4/15/2029	33,594,889	33,666,410
2.38%, 10/15/2028	43,508,744	44,095,092
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,453,482,360)		1,367,691,986
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b) (c) (Cost $388,534)	388,534	388,534
TOTAL INVESTMENTS — 99.3% (Cost $1,453,870,894)		1,368,080,520
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		10,117,044
NET ASSETS — 100.0%		$1,378,197,564
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,367,691,986	$—	$1,367,691,986
Short-Term Investment	388,534	—	—	388,534
TOTAL INVESTMENTS	$388,534	$1,367,691,986	$—	$1,368,080,520
See accompanying notes to financial statements.
1

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	593,843	$593,843	$196,605,194	$196,810,503	$—	$—	388,534	$388,534	$101,724
State Street Navigator Securities Lending Portfolio II	27,417,796	27,417,796	642,599,828	670,017,624	—	—	—	—	36,896
Total		$28,011,639	$839,205,022	$866,828,127	$—	$—		$388,534	$138,620
See accompanying notes to financial statements.
2

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5% (a)
U.S. Treasury Bills:
2.67%, 7/2/2024	$158,339,000	$158,315,818
4.09%, 7/5/2024	968,681,000	968,113,421
4.75%, 7/9/2024	17,218,000	17,198,017
4.87%, 7/11/2024	309,739,000	309,287,153
4.90%, 7/25/2024	247,528,000	246,664,127
4.93%, 8/1/2024 (b)	3,003,249,000	2,989,666,626
5.02%, 7/16/2024	418,362,000	417,445,963
5.04%, 7/18/2024	158,099,000	157,706,299
5.11%, 8/22/2024 (b)	1,949,603,000	1,934,884,336
5.12%, 7/30/2024	616,140,000	613,534,239
5.13%, 7/23/2024	412,538,000	411,214,442
5.15%, 9/12/2024	2,131,028,000	2,108,393,819
5.18%, 9/26/2024	2,081,028,000	2,054,750,693
5.21%, 8/8/2024 (b)	3,570,191,000	3,550,434,455
5.21%, 8/13/2024	1,529,576,000	1,519,999,508
5.23%, 8/6/2024 (b)	1,494,159,000	1,486,352,572
5.23%, 8/15/2024 (b)	1,849,603,000	1,837,484,919
5.25%, 8/20/2024 (b)	1,779,576,000	1,766,606,112
5.25%, 9/3/2024	791,849,000	784,471,081
5.25%, 9/5/2024 (b)	2,525,342,000	2,501,178,518
5.26%, 8/27/2024 (b)	804,229,000	797,550,216
5.26%, 9/10/2024	891,849,000	882,640,151
5.28%, 8/29/2024 (b)	2,047,753,000	2,030,117,014
5.28%, 9/17/2024 (b)	541,849,000	535,725,971
5.28%, 9/19/2024	1,781,028,000	1,760,392,814
5.28%, 9/24/2024	541,849,000	535,180,946
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,375,569,565)		32,375,309,230

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c) (d)	31,267,429	31,267,429
State Street Navigator Securities Lending Portfolio II (e) (f)	2,659,360,250	$2,659,360,250
TOTAL SHORT-TERM INVESTMENTS (Cost $2,690,627,679)		2,690,627,679
TOTAL INVESTMENTS — 107.8% (Cost $35,066,197,244)		35,065,936,909
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(2,549,467,548)
NET ASSETS — 100.0%		$32,516,469,361
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$32,375,309,230	$—	$32,375,309,230
Short-Term Investments	2,690,627,679	—	—	2,690,627,679
TOTAL INVESTMENTS	$2,690,627,679	$32,375,309,230	$—	$35,065,936,909
See accompanying notes to financial statements.
3

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,751,315	$320,751,315	$9,857,745,835	$10,147,229,721	$—	$—	31,267,429	$31,267,429	$15,715,556
State Street Navigator Securities Lending Portfolio II	863,662,500	863,662,500	23,525,009,160	21,729,311,410	—	—	2,659,360,250	2,659,360,250	2,866,537
Total		$1,184,413,815	$33,382,754,995	$31,876,541,131	$—	$—		$2,690,627,679	$18,582,093
See accompanying notes to financial statements.
4

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4% (a)
U.S. Treasury Bills:
4.59%, 1/23/2025 (b)	$80,545,000	$78,292,057
4.90%, 2/20/2025 (b)	80,536,000	77,940,798
5.04%, 3/20/2025	80,554,000	77,654,331
5.06%, 12/26/2024	196,828,000	191,856,999
5.14%, 6/12/2025	79,851,000	76,124,238
5.16%, 11/29/2024 (b)	198,621,000	194,358,971
5.20%, 4/17/2025	80,386,000	77,204,459
5.20%, 5/15/2025	80,722,000	77,229,004
5.22%, 10/10/2024	122,182,000	120,404,917
5.24%, 10/3/2024 (b)	199,099,000	196,401,947
5.25%, 10/31/2024	198,659,000	195,175,200
5.26%, 10/17/2024	122,182,000	120,275,603
5.27%, 10/24/2024	122,182,000	120,161,085
5.28%, 12/5/2024	120,773,000	118,072,341
5.28%, 12/12/2024	120,773,000	117,961,819
5.29%, 10/29/2024 (c)	102,000,000	100,243,527
5.29%, 12/19/2024	120,773,000	117,842,902
5.30%, 11/7/2024	121,579,000	119,331,928
5.30%, 11/21/2024	122,584,000	120,086,203
5.31%, 10/8/2024	101,808,000	100,350,961
5.31%, 10/15/2024	101,808,000	100,246,720
5.31%, 11/14/2024 (b)	121,579,000	119,212,231
5.32%, 10/1/2024	104,634,000	103,245,253
5.32%, 10/22/2024	101,808,000	100,141,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,820,504,589)		2,819,815,182

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e)	8,189,919	$8,189,919
State Street Navigator Securities Lending Portfolio II (f) (g)	221,094,019	221,094,019
TOTAL SHORT-TERM INVESTMENTS (Cost $229,283,938)		229,283,938
TOTAL INVESTMENTS — 107.5% (Cost $3,049,788,527)		3,049,099,120
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(211,712,405)
NET ASSETS — 100.0%		$2,837,386,715
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,819,815,182	$—	$2,819,815,182
Short-Term Investments	229,283,938	—	—	229,283,938
TOTAL INVESTMENTS	$229,283,938	$2,819,815,182	$—	$3,049,099,120

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,801,612	$8,801,612	$693,942,560	$694,554,253	$—	$—	8,189,919	$8,189,919	$1,268,710
State Street Navigator Securities Lending Portfolio II	—	—	3,225,647,260	3,004,553,241	—	—	221,094,019	221,094,019	629,092
Total		$8,801,612	$3,919,589,820	$3,699,107,494	$—	$—		$229,283,938	$1,897,802
See accompanying notes to financial statements.
5

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.0%
AZERBAIJAN — 0.1%
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030	$200,000	$204,200
BAHRAIN — 0.3%
Bapco Energies BSC Closed 7.50%, 10/25/2027	1,000,000	1,017,190
BRAZIL — 1.3%
Banco do Brasil SA:
4.88%, 1/11/2029	800,000	764,480
6.25%, 4/18/2030	200,000	200,758
Petrobras Global Finance BV:
5.60%, 1/3/2031	800,000	767,520
6.00%, 1/27/2028 (a)	700,000	697,956
6.75%, 1/27/2041	1,069,000	1,029,586
6.85%, 6/5/2115	486,000	428,385
6.90%, 3/19/2049	200,000	188,148
		4,076,833
CHILE — 2.2%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	1,000,000	881,560
3.15%, 1/14/2030	650,000	574,444
3.63%, 8/1/2027	200,000	189,064
3.70%, 1/30/2050	475,000	321,589
5.13%, 2/2/2033	600,000	567,474
5.63%, 10/18/2043	650,000	599,801
6.30%, 9/8/2053	1,650,000	1,623,154
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050	200,000	119,856
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	485,454
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (b)	200,000	169,456
5.25%, 11/6/2029	400,000	389,848
6.15%, 5/10/2033	500,000	497,370
Interchile SA 4.50%, 6/30/2056 (b)	250,000	210,133
		6,629,203
CHINA — 4.3%
Bank of China Ltd. Series EMTN, 1.25%, 6/24/2025	200,000	192,248
Blossom Joy Ltd. 2.20%, 10/21/2030	300,000	255,613
BOC Aviation Ltd. Series GMTN, 4.50%, 5/23/2028	500,000	488,397
BOC Aviation USA Corp.:
4.88%, 5/3/2033	300,000	288,210
5.75%, 11/9/2028	500,000	509,190
China Cinda Finance 2017 I Ltd.:
Series EMTN, 4.40%, 3/9/2027	300,000	290,688
Series EMTN, 4.75%, 2/8/2028	700,000	680,960
Security Description	Principal Amount	Value
China Construction Bank Corp. 5 yr. CMT + 1.40%, 2.85%, 1/21/2032 (c)	$550,000	$519,346
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 2.70%, 1/20/2031	300,000	264,852
China Overseas Finance Cayman VI Ltd. 6.45%, 6/11/2034	350,000	361,285
China Resources Land Ltd. Series EMTN, 5 yr. CMT - 5.14%, 3.75%, 12/9/2024 (c)	500,000	494,010
China Taiping Insurance Holdings Co. Ltd. 5 yr. CMT + 2.07%, 6.40%, 3/9/2028 (c)	300,000	311,604
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	250,000	235,137
CITIC Ltd. Series EMTN, 2.88%, 2/17/2027	400,000	378,080
CMHI Finance BVI Co. Ltd. 4.00%, 6/1/2027	200,000	193,986
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	200,000	175,124
5.13%, 3/14/2028	700,000	694,015
CNOOC Finance 2011 Ltd. 5.75%, 1/26/2041 (b)	300,000	317,013
CNOOC Finance 2013 Ltd. 4.25%, 5/9/2043	700,000	619,255
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	200,000	197,168
Huarong Finance 2017 Co. Ltd. Series EMTN, 4.25%, 11/7/2027	200,000	184,224
Huarong Finance 2019 Co. Ltd. Series EMTN, 4.50%, 5/29/2029	400,000	361,592
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	500,000	496,193
5 yr. CMT + 2.37%, 3.20%, 9/24/2026 (c)	850,000	807,075
Sinochem Offshore Capital Co. Ltd. Series EMTN, 2.25%, 11/24/2026	400,000	371,540
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	286,929
Sinopec Group Overseas Development 2013 Ltd. 5.38%, 10/17/2043	300,000	304,761
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	300,000	283,776
2.30%, 1/8/2031	663,000	573,840
2.70%, 5/13/2030	300,000	268,905
3.10%, 1/8/2051	500,000	348,155
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	182,534

See accompanying notes to financial statements.
6

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	$200,000	$183,769
Series EMTN, 1.63%, 8/5/2030	300,000	251,458
3.50%, 5/4/2027	500,000	480,550
Sunny Express Enterprises Corp. 3.13%, 4/23/2030	300,000	272,391
		13,123,873
COLOMBIA — 1.3%
Ecopetrol SA:
5.88%, 5/28/2045	750,000	536,722
5.88%, 11/2/2051 (a)	500,000	346,915
6.88%, 4/29/2030	950,000	913,406
8.38%, 1/19/2036	175,000	172,088
8.88%, 1/13/2033	1,850,000	1,912,530
		3,881,661
INDIA — 1.3%
Greenko Power II Ltd. 4.30%, 12/13/2028	607,250	554,565
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	500,000	427,535
Power Finance Corp. Ltd. 3.95%, 4/23/2030	1,100,000	1,009,888
REC Ltd. 5.63%, 4/11/2028	1,125,000	1,130,119
State Bank of India Series EMTN, 4.88%, 5/5/2028	750,000	742,470
		3,864,577
INDONESIA — 1.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.80%, 5/15/2050	222,000	202,393
Pertamina Persero PT:
4.18%, 1/21/2050 (a)	250,000	190,650
5.63%, 5/20/2043	200,000	191,206
6.50%, 11/7/2048	1,300,000	1,369,797
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	185,406
4.13%, 5/15/2027	800,000	770,240
5.45%, 5/21/2028	200,000	199,590
6.15%, 5/21/2048	850,000	828,138
		3,937,420
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
Series GMTN, 3.75%, 2/22/2032 (b)	500,000	410,813
Series GMTN, 4.25%, 8/14/2028 (b)	200,000	184,318
		595,131
KAZAKHSTAN — 0.8%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026	200,000	184,006
Security Description	Principal Amount	Value
KazMunayGas National Co. JSC:
3.50%, 4/14/2033	$200,000	$163,614
4.75%, 4/19/2027	200,000	193,430
5.38%, 4/24/2030	950,000	925,395
6.38%, 10/24/2048	1,000,000	938,505
QazaqGaz NC JSC 4.38%, 9/26/2027	200,000	187,272
		2,592,222
MALAYSIA — 2.0%
Khazanah Capital Ltd. Series EMTN, 4.88%, 6/1/2033	400,000	392,002
Khazanah Global Sukuk Bhd. Series EMTN, 4.69%, 6/1/2028	200,000	196,668
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	700,000	669,739
Petronas Capital Ltd.:
2.48%, 1/28/2032	1,500,000	1,242,135
3.40%, 4/28/2061 (a)	964,000	636,307
3.50%, 4/21/2030	1,100,000	1,008,634
4.50%, 3/18/2045	700,000	603,946
4.55%, 4/21/2050 (a)	1,450,000	1,244,231
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	179,996
		6,173,658
MEXICO — 2.0%
Comision Federal de Electricidad:
3.35%, 2/9/2031	500,000	412,020
6.26%, 2/15/2052	200,000	169,734
Mexico City Airport Trust 5.50%, 7/31/2047	400,000	330,908
Petroleos Mexicanos:
5.35%, 2/12/2028	950,000	854,288
5.95%, 1/28/2031	300,000	241,608
6.49%, 1/23/2027	700,000	671,629
6.50%, 3/13/2027	400,000	380,500
6.70%, 2/16/2032	1,061,000	887,389
6.75%, 9/21/2047	1,400,000	919,730
6.95%, 1/28/2060	1,850,000	1,219,353
10.00%, 2/7/2033	200,000	200,732
		6,287,891
MOROCCO — 0.3%
OCP SA:
3.75%, 6/23/2031	500,000	430,373
5.13%, 6/23/2051	300,000	225,380
7.50%, 5/2/2054	400,000	408,120
		1,063,873
OMAN — 0.4%
Mazoon Assets Co. SAOC 5.50%, 2/14/2029	200,000	197,160
OQ SAOC 5.13%, 5/6/2028	500,000	485,625
Oryx Funding Ltd. 5.80%, 2/3/2031	200,000	197,280

See accompanying notes to financial statements.
7

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Otel Sukuk Ltd. 5.38%, 1/24/2031	$250,000	$245,312
		1,125,377
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	418,000	307,364
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	525,122
		832,486
PERU — 0.2%
Petroleos del Peru SA:
4.75%, 6/19/2032	409,000	303,122
5.63%, 6/19/2047	700,000	442,722
		745,844
QATAR — 0.3%
Ooredoo International Finance Ltd. 2.63%, 4/8/2031	1,100,000	946,963
SAUDI ARABIA — 1.4%
Gaci First Investment Co.:
5.00%, 10/13/2027	200,000	198,500
5.00%, 1/29/2029	1,000,000	986,256
5.13%, 2/14/2053	500,000	432,925
5.25%, 1/29/2034	700,000	689,122
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	336,743
3.25%, 11/24/2050	500,000	335,250
4.25%, 4/16/2039	250,000	217,500
4.38%, 4/16/2049	400,000	327,798
Saudi Electricity Sukuk Programme Co. 5.68%, 4/11/2053	500,000	486,425
Suci Second Investment Co. 6.00%, 10/25/2028	200,000	205,250
		4,215,769
SOUTH AFRICA — 0.4%
Eskom Holdings SOC Ltd.:
6.35%, 8/10/2028	600,000	581,268
8.45%, 8/10/2028	200,000	201,000
Transnet SOC Ltd. 8.25%, 2/6/2028	400,000	397,772
		1,180,040
THAILAND — 0.2%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	600,000	555,648
TRINIDAD AND TOBAGO — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	400,000	418,216
TURKEY — 0.1%
TC Ziraat Bankasi AS 5 yr. CMT + 4.33%, 8.99%, 8/2/2034 (c)	400,000	404,500
Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC Series GMTN, 5.38%, 7/18/2028	$400,000	$402,144
DAE Funding LLC 3.38%, 3/20/2028	475,000	436,351
DP World Crescent Ltd.:
4.85%, 9/26/2028	1,500,000	1,470,099
5.50%, 9/13/2033	800,000	801,636
DP World Ltd.:
5.63%, 9/25/2048 (a)	700,000	665,000
6.85%, 7/2/2037 (b)	900,000	972,387
EI Sukuk Co. Ltd. 5.43%, 5/28/2029	500,000	504,393
Emirates NBD Bank PJSC:
Series EMTN, 5.63%, 10/21/2027	600,000	608,910
Series EMTN, 5.88%, 10/11/2028	500,000	515,540
Masdar Abu Dhabi Future Energy Co. Series EMTN, 4.88%, 7/25/2033 (a)	500,000	483,781
		6,860,241
TOTAL CORPORATE BONDS & NOTES (Cost $74,066,524)		70,732,816
FOREIGN GOVERNMENT OBLIGATIONS — 74.7%
ANGOLA — 0.9%
Angola Government International Bonds:
8.25%, 5/9/2028	1,004,000	943,760
8.75%, 4/14/2032	1,190,000	1,052,960
9.13%, 11/26/2049	500,000	409,980
9.38%, 5/8/2048	625,000	522,225
		2,928,925
ARGENTINA — 0.3%
Argentina Republic Government International Bonds 1.00%, 7/9/2029	1,650,000	941,723
ARMENIA — 0.1%
Republic of Armenia International Bonds 3.60%, 2/2/2031	500,000	406,411
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	550,000	468,798
BAHAMAS — 0.2%
Bahamas Government International Bonds:
6.00%, 11/21/2028	300,000	263,336
8.95%, 10/15/2032	300,000	280,744
		544,080

See accompanying notes to financial statements.
8

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
BAHRAIN — 2.5%
Bahrain Government International Bonds:
4.25%, 1/25/2028	$1,075,000	$1,007,812
5.25%, 1/25/2033	2,000,000	1,780,000
5.45%, 9/16/2032	1,100,000	1,011,652
5.63%, 5/18/2034	550,000	494,313
6.00%, 9/19/2044	400,000	328,612
7.00%, 10/12/2028	1,775,000	1,829,003
7.50%, 9/20/2047	500,000	476,880
7.75%, 4/18/2035	400,000	415,500
CBB International Sukuk Programme Co. WLL:
4.50%, 3/30/2027	300,000	289,626
6.25%, 10/18/2030	200,000	204,000
		7,837,398
BENIN — 0.1%
Benin Government International Bonds 7.96%, 2/13/2038	200,000	185,872
BERMUDA — 0.3%
Bermuda Government International Bonds:
2.38%, 8/20/2030	200,000	167,940
3.38%, 8/20/2050	200,000	136,108
5.00%, 7/15/2032	800,000	770,585
		1,074,633
BRAZIL — 3.6%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,700,000	1,450,874
3.88%, 6/12/2030	800,000	706,099
4.50%, 5/30/2029	787,000	739,481
4.63%, 1/13/2028	1,000,000	968,479
4.75%, 1/14/2050	1,263,000	912,811
5.00%, 1/27/2045	1,300,000	1,002,931
5.63%, 1/7/2041	1,600,000	1,410,436
5.63%, 2/21/2047	185,000	153,761
6.00%, 4/7/2026	200,000	201,077
6.00%, 10/20/2033	600,000	577,640
6.13%, 1/22/2032	550,000	535,025
7.13%, 1/20/2037	450,000	471,907
7.13%, 5/13/2054	1,100,000	1,062,431
8.25%, 1/20/2034	825,000	941,199
		11,134,151
CHILE — 2.4%
Chile Government International Bonds:
2.55%, 1/27/2032	200,000	167,915
3.10%, 5/7/2041	500,000	365,713
3.10%, 1/22/2061	700,000	431,965
3.24%, 2/6/2028	1,598,000	1,497,350
3.50%, 1/31/2034	1,500,000	1,301,346
3.86%, 6/21/2047	955,000	740,096
Security Description	Principal Amount	Value
4.34%, 3/7/2042	$1,825,000	$1,573,011
4.95%, 1/5/2036	700,000	670,894
5.33%, 1/5/2054	800,000	753,410
		7,501,700
CHINA — 0.7%
China Development Bank Series EMTN, 3.38%, 1/24/2027	500,000	484,350
China Government International Bonds:
1.20%, 10/21/2030	400,000	331,166
1.25%, 10/26/2026	850,000	785,600
2.50%, 10/26/2051 (b)	300,000	198,741
4.00%, 10/19/2048	300,000	273,927
		2,073,784
COLOMBIA — 3.4%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	245,290
3.13%, 4/15/2031	600,000	472,844
3.25%, 4/22/2032	762,000	582,897
3.88%, 4/25/2027	900,000	846,630
3.88%, 2/15/2061	250,000	137,463
4.13%, 2/22/2042	250,000	162,848
4.13%, 5/15/2051	200,000	119,293
4.50%, 1/28/2026	90,000	88,000
4.50%, 3/15/2029	700,000	637,995
5.00%, 6/15/2045	1,000,000	700,776
5.20%, 5/15/2049	1,100,000	771,047
5.63%, 2/26/2044	500,000	382,964
6.13%, 1/18/2041	1,750,000	1,462,533
7.38%, 9/18/2037	1,000,000	968,970
7.50%, 2/2/2034	1,056,000	1,054,636
8.00%, 4/20/2033	600,000	621,281
8.75%, 11/14/2053	1,050,000	1,102,878
		10,358,345
COSTA RICA — 1.0%
Costa Rica Government International Bonds:
5.63%, 4/30/2043	576,000	512,335
6.13%, 2/19/2031	600,000	602,356
6.55%, 4/3/2034	400,000	408,958
7.00%, 4/4/2044	406,000	411,596
7.16%, 3/12/2045	441,000	453,775
7.30%, 11/13/2054 (b)	600,000	625,118
		3,014,138
DOMINICAN REPUBLIC — 2.9%
Dominican Republic International Bonds:
4.88%, 9/23/2032	1,475,000	1,320,234
5.30%, 1/21/2041	650,000	550,229
5.50%, 2/22/2029	770,000	744,378
5.88%, 1/30/2060	600,000	507,607

See accompanying notes to financial statements.
9

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.00%, 7/19/2028	$650,000	$645,244
6.00%, 2/22/2033	1,125,000	1,088,138
6.40%, 6/5/2049	900,000	841,172
6.50%, 2/15/2048	1,100,000	1,042,054
7.05%, 2/3/2031	1,275,000	1,310,323
7.45%, 4/30/2044	798,000	836,922
		8,886,301
ECUADOR — 0.1%
Ecuador Government International Bonds Zero Coupon, 7/31/2030	400,000	190,503
EGYPT — 2.3%
Egypt Government International Bonds:
5.88%, 2/16/2031	600,000	465,624
7.05%, 1/15/2032	457,000	364,987
7.30%, 9/30/2033	1,375,000	1,084,531
7.50%, 1/31/2027	800,000	768,079
7.50%, 2/16/2061	400,000	267,980
7.60%, 3/1/2029	1,550,000	1,403,990
7.90%, 2/21/2048	1,600,000	1,121,891
8.50%, 1/31/2047	700,000	518,490
8.75%, 9/30/2051	825,000	619,745
8.88%, 5/29/2050	450,000	342,079
		6,957,396
EL SALVADOR — 0.6%
El Salvador Government International Bonds:
7.12%, 1/20/2050	300,000	190,318
7.65%, 6/15/2035	500,000	360,738
8.63%, 2/28/2029	300,000	265,102
9.25%, 4/17/2030	500,000	441,618
Series REGS, 9.50%, 7/15/2052	800,000	623,225
		1,881,001
GABON — 0.1%
Gabon Government International Bonds:
6.63%, 2/6/2031	400,000	300,112
7.00%, 11/24/2031	200,000	150,018
		450,130
GEORGIA — 0.1%
Georgia Government International Bonds 2.75%, 4/22/2026	200,000	183,559
GUATEMALA — 0.8%
Guatemala Government Bonds:
3.70%, 10/7/2033	200,000	162,577
4.38%, 6/5/2027	200,000	190,760
4.65%, 10/7/2041	200,000	156,257
4.88%, 2/13/2028	300,000	288,066
6.13%, 6/1/2050	407,000	368,367
6.60%, 6/13/2036	625,000	626,002
Security Description	Principal Amount	Value
7.05%, 10/4/2032	$700,000	$731,870
		2,523,899
HONDURAS — 0.1%
Honduras Government International Bonds:
5.63%, 6/24/2030	300,000	255,765
6.25%, 1/19/2027	200,000	189,755
		445,520
HUNGARY — 2.3%
Hungary Government International Bonds:
3.13%, 9/21/2051	411,000	259,821
5.25%, 6/16/2029	850,000	834,284
5.50%, 6/16/2034	200,000	193,900
5.50%, 3/26/2036	1,000,000	960,550
6.13%, 5/22/2028	800,000	814,400
6.25%, 9/22/2032	1,525,000	1,572,275
6.75%, 9/25/2052	800,000	854,347
7.63%, 3/29/2041	824,000	937,268
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	700,000	711,830
		7,138,675
INDIA — 0.8%
Export-Import Bank of India:
2.25%, 1/13/2031	900,000	744,289
3.38%, 8/5/2026	950,000	913,468
3.88%, 2/1/2028	800,000	764,707
		2,422,464
INDONESIA — 3.8%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	177,084
3.40%, 9/18/2029	200,000	184,269
3.85%, 10/15/2030	600,000	557,672
4.15%, 9/20/2027	200,000	194,024
4.45%, 4/15/2070	300,000	245,656
4.55%, 1/11/2028	500,000	489,466
4.75%, 2/11/2029	100,000	98,521
4.85%, 1/11/2033	1,600,000	1,562,037
5.10%, 2/10/2054	200,000	188,318
5.25%, 1/17/2042	950,000	929,696
5.65%, 1/11/2053	900,000	910,449
5.95%, 1/8/2046	1,400,000	1,478,141
6.63%, 2/17/2037	700,000	779,742
7.75%, 1/17/2038	600,000	735,441
8.50%, 10/12/2035	200,000	252,575
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	700,000	681,928
4.40%, 6/6/2027	300,000	293,395
4.70%, 6/6/2032	1,300,000	1,252,435
5.40%, 11/15/2028	700,000	704,601
		11,715,450

See accompanying notes to financial statements.
10

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
IRAQ — 0.2%
Iraq International Bonds 5.80%, 1/15/2028	$525,000	$489,936
ISRAEL — 3.0%
Israel Government International Bonds:
4.50%, 1/30/2043	1,000,000	813,262
5.38%, 3/12/2029	1,900,000	1,862,566
5.50%, 3/12/2034	2,000,000	1,900,867
5.75%, 3/12/2054	2,200,000	1,971,171
Series EMTN, 6.50%, 11/6/2031	1,000,000	1,022,272
State of Israel 3.80%, 5/13/2060	2,500,000	1,615,325
		9,185,463
IVORY COAST — 0.6%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	400,000	354,600
6.38%, 3/3/2028	350,000	339,150
7.63%, 1/30/2033	400,000	388,000
8.25%, 1/30/2037	700,000	676,900
		1,758,650
JAMAICA — 0.6%
Jamaica Government International Bonds:
6.75%, 4/28/2028	300,000	307,349
7.88%, 7/28/2045	600,000	701,651
8.00%, 3/15/2039	779,000	909,673
		1,918,673
JORDAN — 0.6%
Jordan Government International Bonds:
5.75%, 1/31/2027	300,000	285,025
6.13%, 1/29/2026	100,000	97,083
7.38%, 10/10/2047	500,000	424,899
7.50%, 1/13/2029	900,000	880,920
7.75%, 1/15/2028	200,000	197,916
		1,885,843
KAZAKHSTAN — 0.3%
Kazakhstan Government International Bonds:
4.88%, 10/14/2044	200,000	194,180
6.50%, 7/21/2045	765,000	882,137
		1,076,317
KENYA — 0.7%
Republic of Kenya Government International Bonds:
6.30%, 1/23/2034	600,000	447,696
7.00%, 5/22/2027	416,000	395,569
8.00%, 5/22/2032	800,000	695,015
8.25%, 2/28/2048	250,000	193,482
Security Description	Principal Amount	Value
9.75%, 2/16/2031	$450,000	$430,915
		2,162,677
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd. 2.07%, 4/28/2031	300,000	253,292
MEXICO — 2.5%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	246,519
3.25%, 4/16/2030	400,000	351,342
3.75%, 1/11/2028	200,000	188,904
3.75%, 4/19/2071	150,000	89,775
3.77%, 5/24/2061	550,000	336,085
4.28%, 8/14/2041	200,000	154,883
4.40%, 2/12/2052	742,000	539,548
4.60%, 1/23/2046	400,000	307,767
4.75%, 4/27/2032	250,000	231,232
Series MTN, 4.75%, 3/8/2044	1,500,000	1,199,408
5.00%, 4/27/2051	200,000	159,921
5.40%, 2/9/2028	550,000	547,380
5.55%, 1/21/2045	200,000	179,689
Series GMTN, 5.75%, 10/12/2110	150,000	123,571
6.00%, 5/7/2036	600,000	584,565
6.35%, 2/9/2035	1,250,000	1,257,606
6.40%, 5/7/2054	300,000	285,409
Series MTN, 7.50%, 4/8/2033	900,000	1,002,581
		7,786,185
MONGOLIA — 0.2%
Mongolia Government International Bonds 8.65%, 1/19/2028	600,000	627,131
MONTSERRAT — 0.1%
Montenegro Government International Bonds 7.25%, 3/12/2031	200,000	200,600
MOROCCO — 0.9%
Morocco Government International Bonds:
3.00%, 12/15/2032	750,000	602,842
4.00%, 12/15/2050	728,000	499,539
5.50%, 12/11/2042	200,000	176,228
5.95%, 3/8/2028	625,000	626,509
6.50%, 9/8/2033	750,000	772,500
		2,677,618
NIGERIA — 1.5%
Nigeria Government International Bonds:
6.13%, 9/28/2028	200,000	175,250
6.50%, 11/28/2027	350,000	323,749
7.14%, 2/23/2030	600,000	521,025
7.38%, 9/28/2033	1,050,000	857,209
7.63%, 11/28/2047	925,000	670,259

See accompanying notes to financial statements.
11

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
7.70%, 2/23/2038	$500,000	$387,500
8.38%, 3/24/2029	500,000	468,600
8.75%, 1/21/2031	1,000,000	924,173
9.25%, 1/21/2049	300,000	262,540
		4,590,305
OMAN — 2.6%
Oman Government International Bonds:
4.75%, 6/15/2026	650,000	638,463
5.38%, 3/8/2027	600,000	596,250
5.63%, 1/17/2028	300,000	299,625
6.00%, 8/1/2029	1,696,000	1,719,320
6.25%, 1/25/2031	800,000	823,000
6.50%, 3/8/2047	400,000	399,000
6.75%, 10/28/2027	557,000	574,446
6.75%, 1/17/2048	1,010,000	1,028,004
7.00%, 1/25/2051	825,000	867,405
7.38%, 10/28/2032	1,070,000	1,183,522
		8,129,035
PAKISTAN — 0.0% (d)
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	150,250
PANAMA — 3.4%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	323,317
3.16%, 1/23/2030	515,000	434,078
3.30%, 1/19/2033	1,050,000	815,197
3.75%, 4/17/2026	350,000	335,866
3.87%, 7/23/2060	550,000	313,053
3.88%, 3/17/2028	696,000	643,063
4.30%, 4/29/2053	485,000	310,256
4.50%, 5/15/2047	760,000	524,287
4.50%, 4/16/2050	546,000	366,146
4.50%, 4/1/2056	1,515,000	979,601
4.50%, 1/19/2063	850,000	542,809
6.70%, 1/26/2036	1,700,000	1,654,359
6.85%, 3/28/2054	625,000	573,734
6.88%, 1/31/2036	1,200,000	1,172,918
7.50%, 3/1/2031	500,000	521,937
7.88%, 3/1/2057	500,000	518,740
8.00%, 3/1/2038	300,000	315,998
		10,345,359
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds 8.38%, 10/4/2028	200,000	190,655
PARAGUAY — 0.8%
Paraguay Government International Bonds:
3.85%, 6/28/2033	200,000	173,076
4.70%, 3/27/2027	300,000	291,899
Security Description	Principal Amount	Value
4.95%, 4/28/2031	$350,000	$334,798
5.40%, 3/30/2050	950,000	823,915
5.60%, 3/13/2048	200,000	177,291
5.85%, 8/21/2033	600,000	593,290
		2,394,269
PERU — 2.6%
Corp. Financiera de Desarrollo SA 2.40%, 9/28/2027	400,000	358,679
Fondo MIVIVIENDA SA 4.63%, 4/12/2027	350,000	339,727
Peru Government International Bonds:
1.86%, 12/1/2032	350,000	265,094
2.78%, 1/23/2031	1,617,000	1,386,966
2.78%, 12/1/2060	575,000	321,407
3.00%, 1/15/2034	2,000,000	1,625,531
3.23%, 7/28/2121	500,000	280,230
3.30%, 3/11/2041	1,025,000	759,326
3.55%, 3/10/2051	550,000	388,433
3.60%, 1/15/2072	700,000	448,524
4.13%, 8/25/2027	200,000	193,539
5.63%, 11/18/2050	905,000	880,648
8.75%, 11/21/2033	500,000	607,673
		7,855,777
PHILIPPINES — 4.3%
Philippines Government International Bonds:
1.65%, 6/10/2031	1,086,000	862,508
2.46%, 5/5/2030	1,307,000	1,127,546
2.65%, 12/10/2045	475,000	310,462
2.95%, 5/5/2045	600,000	414,384
3.00%, 2/1/2028	1,000,000	929,983
3.20%, 7/6/2046	1,600,000	1,142,336
3.56%, 9/29/2032	800,000	712,244
3.70%, 3/1/2041	1,111,000	901,494
3.70%, 2/2/2042	300,000	241,868
3.75%, 1/14/2029	641,000	603,343
3.95%, 1/20/2040	638,000	540,905
5.00%, 7/17/2033	500,000	491,475
5.50%, 1/17/2048	1,100,000	1,103,292
5.60%, 5/14/2049	300,000	300,791
5.61%, 4/13/2033	425,000	435,358
6.38%, 10/23/2034	1,376,000	1,503,739
7.75%, 1/14/2031	400,000	456,500
9.50%, 2/2/2030	750,000	902,835
ROP Sukuk Trust 5.05%, 6/6/2029	250,000	248,155
		13,229,218
POLAND — 2.5%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033	800,000	791,880
6.25%, 10/31/2028	400,000	414,073

See accompanying notes to financial statements.
12

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	$200,000	$197,395
4.88%, 10/4/2033	900,000	875,658
5.13%, 9/18/2034	2,100,000	2,063,608
5.50%, 11/16/2027	150,000	152,906
5.50%, 4/4/2053	850,000	831,500
5.50%, 3/18/2054	1,075,000	1,040,619
5.75%, 11/16/2032	1,150,000	1,190,168
		7,557,807
ROMANIA — 2.2%
Romania Government International Bonds:
3.00%, 2/27/2027	150,000	139,459
3.00%, 2/14/2031	800,000	663,248
3.63%, 3/27/2032	788,000	665,860
4.00%, 2/14/2051	200,000	137,700
5.13%, 6/15/2048	1,100,000	915,702
5.25%, 11/25/2027	300,000	294,382
5.88%, 1/30/2029	700,000	695,611
6.00%, 5/25/2034	200,000	196,164
6.38%, 1/30/2034	950,000	955,423
6.63%, 2/17/2028	900,000	919,237
7.13%, 1/17/2033	624,000	657,288
7.63%, 1/17/2053	600,000	647,597
		6,887,671
RWANDA — 0.0% (d)
Rwanda International Government Bonds 5.50%, 8/9/2031	200,000	160,332
SAUDI ARABIA — 3.6%
KSA Sukuk Ltd. 3.63%, 4/20/2027	200,000	192,387
Saudi Government International Bonds:
2.50%, 2/3/2027	664,000	622,168
2.75%, 2/3/2032	550,000	468,785
3.25%, 10/26/2026	250,000	239,812
3.25%, 10/22/2030	1,225,000	1,100,975
3.45%, 2/2/2061	300,000	196,500
3.63%, 3/4/2028	1,000,000	951,683
3.75%, 1/21/2055	200,000	140,799
4.50%, 4/17/2030	400,000	386,392
4.50%, 10/26/2046	814,000	688,847
4.50%, 4/22/2060	425,000	344,093
4.63%, 10/4/2047	400,000	339,826
4.75%, 1/18/2028	1,500,000	1,481,934
4.88%, 7/18/2033	1,025,000	1,000,921
5.00%, 1/16/2034	350,000	343,752
5.00%, 4/17/2049	400,000	358,548
5.00%, 1/18/2053	600,000	528,720
5.25%, 1/16/2050	581,000	538,787
5.50%, 10/25/2032	825,000	840,769
5.75%, 1/16/2054	300,000	291,630
		11,057,328
Security Description	Principal Amount	Value
SENEGAL — 0.3%
Senegal Government International Bonds:
6.25%, 5/23/2033	$200,000	$167,158
6.75%, 3/13/2048	500,000	361,180
7.75%, 6/10/2031	400,000	379,624
		907,962
SERBIA — 0.5%
Serbia International Bonds:
2.13%, 12/1/2030	300,000	239,295
6.00%, 6/12/2034	500,000	492,272
6.25%, 5/26/2028	300,000	303,323
6.50%, 9/26/2033	550,000	557,656
		1,592,546
SOUTH AFRICA — 1.9%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	900,000	825,830
4.85%, 9/30/2029	1,125,000	1,031,016
5.00%, 10/12/2046	250,000	175,747
5.38%, 7/24/2044	1,100,000	829,708
5.65%, 9/27/2047	300,000	225,777
5.75%, 9/30/2049	850,000	639,868
5.88%, 6/22/2030	550,000	522,619
5.88%, 4/20/2032	500,000	463,339
6.30%, 6/22/2048	700,000	567,601
7.30%, 4/20/2052	500,000	451,337
		5,732,842
SOUTH KOREA — 0.1%
Korea Mine Rehabilitation & Mineral Resources Corp. 5.38%, 5/11/2028	200,000	201,268
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds 7.13%, 9/14/2027	200,000	190,230
TRINIDAD AND TOBAGO — 0.3%
Trinidad & Tobago Government International Bonds:
4.50%, 8/4/2026	200,000	194,539
4.50%, 6/26/2030	350,000	321,048
5.95%, 1/14/2031	200,000	197,419
6.40%, 6/26/2034	200,000	198,611
		911,617
TURKEY — 5.1%
Hazine Mustesarligi Varlik Kiralama AS 8.51%, 1/14/2029	1,300,000	1,373,819
Turkiye Government International Bonds:
4.88%, 4/16/2043	1,100,000	774,871
5.13%, 2/17/2028	825,000	782,900
5.25%, 3/13/2030	700,000	638,846
5.75%, 5/11/2047	400,000	305,812

See accompanying notes to financial statements.
13

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.88%, 6/26/2031	$1,175,000	$1,079,253
5.95%, 1/15/2031	800,000	743,024
6.00%, 3/25/2027	1,148,000	1,130,857
6.00%, 1/14/2041	400,000	330,535
6.13%, 10/24/2028	600,000	584,373
6.50%, 9/20/2033	1,300,000	1,218,953
6.63%, 2/17/2045	1,225,000	1,056,563
6.75%, 5/30/2040	400,000	362,610
7.63%, 4/26/2029	1,525,000	1,554,709
7.63%, 5/15/2034	200,000	201,129
8.00%, 2/14/2034	100,000	105,059
8.60%, 9/24/2027	650,000	685,892
9.38%, 3/14/2029	900,000	976,754
9.38%, 1/19/2033	600,000	669,642
9.88%, 1/15/2028	700,000	767,490
Turkiye Ihracat Kredi Bankasi AS 5.75%, 7/6/2026	350,000	340,200
		15,683,291
UNITED ARAB EMIRATES — 1.2%
Finance Department Government of Sharjah:
3.63%, 3/10/2033	800,000	670,032
4.00%, 7/28/2050	500,000	326,246
4.38%, 3/10/2051	200,000	138,471
6.50%, 11/23/2032	700,000	724,563
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	400,000	368,554
3.20%, 7/13/2031	300,000	254,932
Series EMTN, 4.23%, 3/14/2028	600,000	569,066
Series EMTN, 6.09%, 3/19/2034	500,000	509,405
		3,561,269
URUGUAY — 1.8%
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,100,000	1,069,782
4.98%, 4/20/2055	900,000	820,478
5.10%, 6/18/2050	1,520,000	1,430,652
5.75%, 10/28/2034	1,450,000	1,511,780
7.63%, 3/21/2036	600,000	710,586
		5,543,278
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bonds:
3.70%, 11/25/2030	200,000	164,260
3.90%, 10/19/2031	650,000	527,893
7.85%, 10/12/2028	450,000	464,225
Uzbekneftegaz JSC 4.75%, 11/16/2028	200,000	167,784
		1,324,162
Security Description	Principal Amount	Value
ZAMBIA — 0.1%
Zambia Government International Bonds 0.50%, 12/31/2053	$500,000	$243,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $241,180,013)		229,727,462
	Shares
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (e) (f)	449,082	449,216
State Street Navigator Securities Lending Portfolio II (g) (h)	2,940,500	2,940,500
TOTAL SHORT-TERM INVESTMENTS (Cost $3,389,701)		3,389,716
TOTAL INVESTMENTS — 98.8% (Cost $318,636,238)		303,849,994
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		3,673,988
NET ASSETS — 100.0%		$307,523,982
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.
14

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (long)	6	09/19/2024	$660,187	$659,901	$(286)

During the year ended June 30, 2024, the average notional value related to futures contracts was $50,762.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$70,732,816	$—	$70,732,816
Foreign Government Obligations	—	229,727,462	—	229,727,462
Short-Term Investments	3,389,716	—	—	3,389,716
TOTAL INVESTMENTS	$3,389,716	$300,460,278	$—	$303,849,994
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(286)	$—	$—	$(286)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(286)	$—	$—	$(286)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,452	$468,546	$95,597,942	$95,613,542	$(3,737)	$7	449,082	$449,216	$42,404
State Street Navigator Securities Lending Portfolio II	2,433,087	2,433,087	40,412,101	39,904,688	—	—	2,940,500	2,940,500	15,316
Total		$2,901,633	$136,010,043	$135,518,230	$(3,737)	$7		$3,389,716	$57,720
See accompanying notes to financial statements.
15

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 72.2%
AUTO MANUFACTURERS — 7.2%
American Honda Finance Corp.:
Series MTN, SOFR + 0.50%, 5.85%, 10/10/2025 (a)	$211,000	$211,000
Series GMTN, SOFR + 0.71%, 6.06%, 1/9/2026 (a)	5,250,000	5,268,112
SOFR + 0.77%, 6.14%, 3/12/2027 (a)	3,950,000	3,964,062
Series GMTN, SOFR + 0.79%, 6.14%, 10/3/2025 (a)	3,974,000	3,986,955
SOFR + 0.92%, 6.28%, 1/12/2026 (a)	6,501,000	6,539,746
BMW U.S. Capital LLC:
SOFR + 0.38%, 5.74%, 8/12/2024 (a) (b)	5,808,000	5,807,303
SOFR + 0.55%, 5.90%, 4/2/2026 (a) (b)	8,010,000	8,035,312
SOFR + 0.62%, 5.98%, 8/11/2025 (a) (b)	9,706,000	9,724,441
SOFR + 0.84%, 6.22%, 4/1/2025 (a) (b)	4,985,000	5,003,096
Daimler Truck Finance North America LLC:
SOFR + 0.75%, 6.12%, 12/13/2024 (a) (b) (c)	4,325,000	4,333,045
SOFR + 0.96%, 6.33%, 9/25/2027 (a) (b)	5,000,000	5,005,500
General Motors Financial Co., Inc.:
SOFR + 0.62%, 5.98%, 10/15/2024 (a) (c)	4,218,000	4,220,067
SOFR + 1.04%, 6.41%, 2/26/2027 (a)	2,754,000	2,755,955
SOFR + 1.05%, 6.43%, 7/15/2027 (a)	5,500,000	5,500,165
SOFR + 1.30%, 6.65%, 4/7/2025 (a) (c)	3,176,000	3,198,137
SOFR + 1.35%, 6.71%, 5/8/2027 (a)	5,150,000	5,191,509
Hyundai Capital America:
SOFR + 1.04%, 6.41%, 3/19/2027 (a) (b)	4,750,000	4,762,825
SOFR + 1.04%, 6.41%, 6/24/2027 (a) (b)	9,500,000	9,514,345
SOFR + 1.15%, 6.51%, 8/4/2025 (a) (b)	5,482,000	5,499,981
SOFR + 1.32%, 6.68%, 11/3/2025 (a) (b)	3,125,000	3,142,813
SOFR + 1.50%, 6.85%, 1/8/2027 (a) (b)	4,080,000	4,135,651
Security Description	Principal Amount	Value
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 5.93%, 8/1/2025 (a) (b)	$5,176,000	$5,178,950
SOFR + 0.67%, 6.02%, 1/9/2026 (a) (b)	6,615,000	6,632,067
SOFR + 0.93%, 6.31%, 3/30/2025 (a) (b)	4,975,000	4,997,188
Toyota Motor Credit Corp.:
Series B, SOFR + 0.29%, 5.66%, 9/13/2024 (a)	6,589,000	6,588,868
Series MTN, SOFR + 0.32%, 5.68%, 1/13/2025 (a)	3,492,000	3,491,476
SOFR + 0.45%, 5.82%, 5/15/2026 (a)	9,500,000	9,502,280
SOFR + 0.56%, 5.91%, 1/10/2025 (a)	3,817,000	3,820,664
Series MTN, SOFR + 0.65%, 6.00%, 1/5/2026 (a)	5,658,000	5,674,635
Series MTN, SOFR + 0.65%, 6.02%, 9/11/2025 (a)	4,450,000	4,461,526
Series MTN, SOFR + 0.65%, 6.02%, 3/19/2027 (a) (c)	5,950,000	5,967,255
SOFR + 0.89%, 6.26%, 5/18/2026 (a) (c)	3,305,000	3,328,994
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 6.20%, 3/20/2026 (a) (b)	8,750,000	8,773,537
SOFR + 0.93%, 6.30%, 9/12/2025 (a) (b)	4,880,000	4,894,152
		179,111,612
BANKS — 45.6%
ABN AMRO Bank NV SOFR + 1.78%, 7.15%, 9/18/2027 (a) (b)	6,600,000	6,687,649
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.56%, 5.93%, 3/18/2026 (a) (b)	15,550,000	15,577,834
SOFR + 0.64%, 5.99%, 10/3/2025 (a) (b)	7,250,000	7,266,312
SOFR + 0.75%, 6.10%, 7/3/2025 (a) (b)	6,670,000	6,690,410
SOFR + 0.81%, 6.17%, 1/18/2027 (a) (b) (c)	9,000,000	9,057,960
Banco Santander SA SOFR + 1.38%, 6.75%, 3/14/2028 (a)	4,600,000	4,639,008
Bank of America Corp.:
SOFR + 0.97%, 6.33%, 7/22/2027 (a)	7,200,000	7,229,952
3 mo. USD Term SOFR + 1.02%, 6.36%, 9/15/2026 (a)	905,000	905,778

See accompanying notes to financial statements.
16

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.03%, 6.36%, 2/5/2026 (a)	$4,156,000	$4,168,800
Series MTN, SOFR + 1.05%, 6.41%, 2/4/2028 (a)	12,221,000	12,281,494
Series MTN, SOFR + 1.33%, 6.68%, 4/2/2026 (a)	10,911,000	10,980,639
SOFR + 1.35%, 6.72%, 9/15/2027 (a)	8,960,000	9,066,893
Bank of America NA:
SOFR + 0.78%, 6.15%, 8/18/2025 (a)	4,600,000	4,620,562
SOFR + 1.02%, 6.39%, 8/18/2026 (a)	6,425,000	6,477,364
Bank of Montreal:
Series MTN, SOFR + 0.47%, 5.82%, 1/10/2025 (a)	4,540,000	4,541,634
Series MTN, SOFR + 0.62%, 5.99%, 9/15/2026 (a)	4,618,000	4,614,029
SOFR + 0.71%, 6.08%, 12/12/2024 (a)	3,450,000	3,455,589
SOFR + 0.76%, 6.13%, 6/4/2027 (a)	5,900,000	5,894,749
SOFR + 0.95%, 6.33%, 9/25/2025 (a)	3,458,000	3,479,198
Series MTN, SOFR + 1.06%, 6.43%, 6/7/2025 (a)	3,965,000	3,986,926
SOFR + 1.16%, 6.53%, 12/11/2026 (a)	3,750,000	3,790,575
SOFR + 1.33%, 6.70%, 6/5/2026 (a)	4,848,000	4,909,764
Bank of New York Mellon Series MTN, SOFR + 0.45%, 5.82%, 3/13/2026 (a)	7,650,000	7,652,601
Bank of New York Mellon Corp.:
Series J, SOFR + 0.20%, 5.56%, 10/25/2024 (a)	2,892,000	2,890,207
SOFR + 0.62%, 5.98%, 4/25/2025 (a)	4,551,000	4,559,647
Bank of New Zealand SOFR + 0.81%, 6.17%, 1/27/2027 (a) (b)	4,625,000	4,616,814
Bank of Nova Scotia:
SOFR + 0.46%, 5.81%, 1/10/2025 (a)	3,729,000	3,729,634
SOFR + 0.55%, 5.92%, 3/2/2026 (a)	3,927,000	3,924,722
SOFR + 0.61%, 5.98%, 9/15/2026 (a)	3,794,000	3,789,371
Series GMTN, SOFR + 0.78%, 6.15%, 6/4/2027 (a)	5,000,000	4,996,200
Series MTN, SOFR + 0.90%, 6.26%, 4/11/2025 (a)	3,595,000	3,609,668
SOFR + 1.09%, 6.46%, 6/12/2025 (a)	4,627,000	4,655,734
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.08%, 6.48%, 8/1/2029 (a)	$3,000,000	$2,997,420
Banque Federative du Credit Mutuel SA:
SOFR + 0.41%, 5.77%, 2/4/2025 (a) (b)	8,843,000	8,837,871
SOFR + 1.13%, 6.49%, 1/23/2027 (a) (b)	2,150,000	2,167,136
SOFR + 1.40%, 6.76%, 7/13/2026 (a) (b)	5,350,000	5,415,430
Barclays PLC:
SOFR + 1.49%, 6.86%, 3/12/2028 (a)	6,700,000	6,767,536
SOFR + 1.88%, 7.25%, 9/13/2027 (a)	3,100,000	3,155,242
BPCE SA:
SOFR + 0.57%, 5.93%, 1/14/2025 (a) (b)	4,528,000	4,528,951
SOFR + 0.96%, 6.33%, 9/25/2025 (a) (b)	728,000	732,324
SOFR + 1.98%, 7.34%, 10/19/2027 (a) (b)	8,615,000	8,755,166
Canadian Imperial Bank of Commerce:
SOFR + 0.42%, 5.78%, 10/18/2024 (a)	8,521,000	8,523,812
SOFR + 0.94%, 6.29%, 4/7/2025 (a)	7,885,000	7,915,830
SOFR + 0.94%, 6.32%, 6/28/2027 (a)	4,000,000	4,002,440
SOFR + 1.22%, 6.57%, 10/2/2026 (a)	4,282,000	4,327,860
Citibank NA:
SOFR + 0.59%, 5.95%, 4/30/2026 (a)	12,890,000	12,895,414
SOFR + 0.81%, 6.18%, 9/29/2025 (a)	10,750,000	10,790,420
SOFR + 1.06%, 6.43%, 12/4/2026 (a)	6,150,000	6,219,987
Citigroup, Inc.:
SOFR + 0.69%, 6.05%, 1/25/2026 (a)	7,944,000	7,950,673
SOFR + 0.77%, 6.14%, 6/9/2027 (a)	6,289,000	6,285,667
SOFR + 1.28%, 6.65%, 2/24/2028 (a)	8,023,000	8,111,975
3 mo. USD Term SOFR + 1.51%, 6.84%, 7/1/2026 (a) (c)	1,883,000	1,902,659
SOFR + 1.53%, 6.90%, 3/17/2026 (a)	6,760,000	6,801,912
Commonwealth Bank of Australia:
SOFR + 0.40%, 5.75%, 7/7/2025 (a) (b)	17,489,000	17,476,933

See accompanying notes to financial statements.
17

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 0.52%, 5.89%, 6/15/2026 (a) (b)	$6,197,000	$6,185,412
SOFR + 0.63%, 5.98%, 1/10/2025 (a) (b)	250,000	250,338
SOFR + 0.63%, 6.00%, 9/12/2025 (a) (b)	7,551,000	7,568,443
SOFR + 0.74%, 6.11%, 3/14/2025 (a) (b)	12,247,000	12,272,841
SOFR + 0.75%, 6.12%, 3/13/2026 (a) (b)	6,281,000	6,304,805
SOFR + 0.97%, 6.34%, 3/14/2027 (a) (b)	4,490,000	4,527,985
Cooperatieve Rabobank UA:
SOFR + 0.71%, 6.06%, 1/9/2026 (a)	6,850,000	6,873,153
SOFR + 0.71%, 6.08%, 3/5/2027 (a)	7,500,000	7,512,450
Credit Agricole SA:
SOFR + 0.87%, 6.24%, 3/11/2027 (a) (b)	6,000,000	6,010,320
SOFR + 1.29%, 6.64%, 7/5/2026 (a) (b)	7,250,000	7,327,502
DBS Group Holdings Ltd.:
SOFR + 0.30%, 5.67%, 11/22/2024 (a) (b)	4,440,000	4,435,782
SOFR + 0.61%, 5.98%, 9/12/2025 (a) (b)	8,540,000	8,565,620
Deutsche Bank AG SOFR + 1.22%, 6.59%, 11/16/2027 (a)	3,850,000	3,835,486
Goldman Sachs Bank USA:
SOFR + 0.75%, 6.12%, 5/21/2027 (a)	11,450,000	11,451,259
SOFR + 0.77%, 6.14%, 3/18/2027 (a)	11,000,000	11,003,630
Goldman Sachs Group, Inc.:
SOFR + 0.49%, 5.85%, 10/21/2024 (a)	5,886,000	5,885,058
SOFR + 0.50%, 5.87%, 9/10/2024 (a)	4,407,000	4,407,705
SOFR + 0.79%, 6.16%, 12/9/2026 (a)	3,631,000	3,632,235
SOFR + 0.81%, 6.18%, 3/9/2027 (a)	7,993,000	7,993,959
SOFR + 0.82%, 6.19%, 9/10/2027 (a)	3,115,000	3,111,667
SOFR + 0.92%, 6.28%, 10/21/2027 (a)	6,902,000	6,906,969
SOFR + 1.07%, 6.43%, 8/10/2026 (a)	8,634,000	8,666,464
SOFR + 1.12%, 6.49%, 2/24/2028 (a)	4,295,000	4,315,616
3 mo. USD Term SOFR + 1.43%, 6.75%, 5/15/2026 (a)	11,892,000	11,972,509
SOFR + 1.85%, 7.22%, 3/15/2028 (a)	8,516,000	8,706,844
Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 7.34%, 10/28/2027 (a)	$107,000	$110,056
HSBC Holdings PLC:
SOFR + 1.43%, 6.80%, 3/10/2026 (a)	10,670,000	10,722,176
SOFR + 1.57%, 6.93%, 8/14/2027 (a)	11,850,000	12,042,918
3 mo. USD Term SOFR + 1.64%, 6.98%, 9/12/2026 (a)	750,000	757,148
HSBC USA, Inc. SOFR + 0.96%, 6.33%, 3/4/2027 (a)	6,100,000	6,139,101
ING Groep NV:
SOFR + 1.01%, 6.39%, 4/1/2027 (a)	4,218,000	4,227,069
SOFR + 1.56%, 6.93%, 9/11/2027 (a)	6,350,000	6,443,599
SOFR + 1.64%, 7.02%, 3/28/2026 (a)	5,810,000	5,857,468
JPMorgan Chase & Co.:
SOFR + 0.60%, 5.97%, 12/10/2025 (a)	5,295,000	5,300,560
SOFR + 0.77%, 6.14%, 9/22/2027 (a)	6,245,000	6,251,682
SOFR + 0.89%, 6.24%, 4/22/2027 (a)	260,000	260,910
SOFR + 0.92%, 6.28%, 4/22/2028 (a)	10,400,000	10,438,792
SOFR + 0.92%, 6.29%, 2/24/2026 (a)	10,715,000	10,747,574
SOFR + 1.18%, 6.55%, 2/24/2028 (a)	8,943,000	9,025,723
SOFR + 1.20%, 6.56%, 1/23/2028 (a)	7,719,000	7,795,881
SOFR + 1.32%, 6.68%, 4/26/2026 (a)	7,513,000	7,558,529
JPMorgan Chase Bank NA SOFR + 1.00%, 6.37%, 12/8/2026 (a)	13,000,000	13,158,990
Lloyds Banking Group PLC:
SOFR + 1.56%, 6.92%, 8/7/2027 (a)	5,850,000	5,925,289
SOFR + 1.58%, 6.93%, 1/5/2028 (a)	4,000,000	4,057,240
Macquarie Bank Ltd.:
SOFR + 0.92%, 6.26%, 7/2/2027 (a) (b) (d)	3,000,000	3,004,110
SOFR + 1.20%, 6.57%, 12/7/2026 (a) (b)	3,750,000	3,788,138
SOFR + 1.24%, 6.61%, 6/15/2026 (a) (b)	3,289,000	3,324,719
SOFR + 1.31%, 6.68%, 3/21/2025 (a) (b)	6,380,000	6,422,746

See accompanying notes to financial statements.
18

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Macquarie Group Ltd.:
SOFR + 0.71%, 6.07%, 10/14/2025 (a) (b)	$4,988,000	$4,988,449
SOFR + 0.92%, 6.29%, 9/23/2027 (a) (b)	5,281,000	5,295,576
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 6.31%, 2/20/2026 (a)	7,213,000	7,229,734
SOFR + 1.39%, 6.76%, 9/12/2025 (a)	5,780,000	5,790,982
SOFR + 1.44%, 6.80%, 4/17/2026 (a)	4,025,000	4,049,472
SOFR + 1.65%, 7.01%, 7/18/2025 (a)	3,050,000	3,053,416
Mizuho Financial Group, Inc. SOFR + 0.96%, 6.33%, 5/22/2026 (a)	8,681,000	8,710,776
Morgan Stanley:
Series MTN, SOFR + 0.95%, 6.32%, 2/18/2026 (a)	9,540,000	9,561,083
Series MTN, SOFR + 1.02%, 6.37%, 4/13/2028 (a)	12,500,000	12,544,875
Morgan Stanley Bank NA:
SOFR + 0.78%, 6.14%, 7/16/2025 (a)	8,058,000	8,093,536
SOFR + 0.87%, 6.23%, 5/26/2028 (a)	7,000,000	7,003,920
SOFR + 1.08%, 6.44%, 1/14/2028 (a)	6,100,000	6,140,321
SOFR + 1.17%, 6.53%, 10/30/2026 (a)	3,750,000	3,796,350
National Australia Bank Ltd.:
SOFR + 0.38%, 5.74%, 1/12/2025 (a) (b)	11,862,000	11,859,153
SOFR + 0.55%, 5.91%, 1/29/2026 (a) (b)	5,250,000	5,254,935
SOFR + 0.62%, 5.99%, 6/11/2027 (a) (b)	10,000,000	10,003,900
SOFR + 0.65%, 6.01%, 1/12/2027 (a) (b)	5,330,000	5,336,716
SOFR + 0.65%, 6.02%, 12/10/2025 (a) (b)	5,000,000	5,015,150
SOFR + 0.76%, 6.12%, 5/13/2025 (a) (b)	7,400,000	7,420,128
National Bank of Canada:
SOFR + 0.49%, 5.85%, 8/6/2024 (a)	3,750,000	3,750,525
SOFR + 1.03%, 6.41%, 7/2/2027 (a) (d)	3,000,000	3,001,770
NatWest Group PLC SOFR + 1.25%, 6.62%, 3/1/2028 (a)	4,200,000	4,219,782
NatWest Markets PLC:
SOFR + 0.53%, 5.89%, 8/12/2024 (a) (b)	2,450,000	2,450,588
Security Description	Principal Amount	Value
SOFR + 0.76%, 6.14%, 9/29/2026 (a) (b)	$3,505,000	$3,487,475
SOFR + 0.90%, 6.27%, 5/17/2027 (a) (b)	6,800,000	6,803,196
SOFR + 1.14%, 6.51%, 5/17/2029 (a) (b)	5,000,000	5,012,600
SOFR + 1.45%, 6.82%, 3/22/2025 (a) (b)	5,926,000	5,964,223
Nordea Bank Abp:
SOFR + 0.74%, 6.11%, 3/19/2027 (a) (b)	5,326,000	5,335,214
SOFR + 0.96%, 6.33%, 6/6/2025 (a) (b)	3,305,000	3,320,467
Royal Bank of Canada:
Series GMTN, SOFR + 0.34%, 5.69%, 10/7/2024 (a)	3,780,000	3,780,000
Series GMTN, SOFR + 0.44%, 5.80%, 1/21/2025 (a)	4,262,000	4,263,406
Series GMTN, SOFR + 0.53%, 5.88%, 1/20/2026 (a)	4,030,000	4,025,728
Series GMTN, SOFR + 0.57%, 5.93%, 4/27/2026 (a)	3,952,000	3,950,656
Series GMTN, SOFR + 0.59%, 5.95%, 11/2/2026 (a)	4,761,000	4,753,668
Series GMTN, SOFR + 0.71%, 6.07%, 1/21/2027 (a)	3,661,000	3,661,439
SOFR + 0.84%, 6.20%, 4/14/2025 (a)	4,916,000	4,931,633
Series GMTN, SOFR + 0.95%, 6.31%, 1/19/2027 (a)	6,575,000	6,618,198
Series GMTN, SOFR + 1.08%, 6.44%, 1/12/2026 (a)	3,548,000	3,575,852
Series GMTN, SOFR + 1.08%, 6.44%, 7/20/2026 (a)	4,765,000	4,807,218
Shinhan Bank Co. Ltd. 3 mo. USD Term SOFR + 1.96%, 7.28%, 4/24/2025 (a)	300,000	303,150
Skandinaviska Enskilda Banken AB:
SOFR + 0.89%, 6.26%, 3/5/2027 (a) (b)	5,000,000	5,019,450
SOFR + 0.96%, 6.33%, 6/9/2025 (a) (b)	4,530,000	4,550,521
Societe Generale SA:
SOFR + 1.05%, 6.41%, 1/21/2026 (a) (b)	8,290,000	8,294,559
SOFR + 1.66%, 7.02%, 1/19/2028 (a) (b)	4,500,000	4,538,025

See accompanying notes to financial statements.
19

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Standard Chartered PLC:
SOFR + 0.93%, 6.30%, 11/23/2025 (a) (b)	$6,066,000	$6,068,790
SOFR + 1.17%, 6.54%, 5/14/2028 (a) (b)	5,000,000	5,012,650
SOFR + 1.74%, 7.12%, 3/30/2026 (a) (b)	5,897,000	5,937,630
SOFR + 1.93%, 7.28%, 7/6/2027 (a) (b)	6,475,000	6,590,773
SOFR + 2.03%, 7.39%, 2/8/2028 (a) (b)	4,750,000	4,861,482
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 6.23%, 1/14/2027 (a)	5,883,000	5,911,180
SOFR + 1.30%, 6.65%, 7/13/2026 (a)	4,650,000	4,710,589
SOFR + 1.43%, 6.78%, 1/13/2026 (a)	3,900,000	3,951,714
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.44%, 5.81%, 9/16/2024 (a) (b) (c)	8,925,000	8,927,142
SOFR + 1.12%, 6.49%, 3/9/2026 (a) (b)	5,700,000	5,750,673
SOFR + 1.15%, 6.52%, 9/14/2026 (a) (b)	6,300,000	6,373,773
Svenska Handelsbanken AB:
SOFR + 0.66%, 6.03%, 5/28/2027 (a) (b)	4,000,000	4,001,160
SOFR + 0.91%, 6.28%, 6/10/2025 (a) (b)	3,335,000	3,351,342
SOFR + 1.25%, 6.62%, 6/15/2026 (a) (b)	7,112,000	7,191,939
Swedbank AB:
SOFR + 0.91%, 6.26%, 4/4/2025 (a) (b)	4,829,000	4,844,743
SOFR + 1.38%, 6.75%, 6/15/2026 (a) (b)	4,500,000	4,570,650
Toronto-Dominion Bank:
Series MTN, SOFR + 0.35%, 5.72%, 9/10/2024 (a)	8,088,000	8,088,971
Series MTN, SOFR + 0.41%, 5.76%, 1/10/2025 (a)	4,450,000	4,450,757
Series GMTN, SOFR + 0.48%, 5.83%, 10/10/2025 (a)	6,000,000	6,001,740
SOFR + 0.59%, 5.96%, 9/10/2026 (a)	3,997,000	3,991,284
Series GMTN, SOFR + 0.73%, 6.08%, 4/5/2027 (a)	6,609,000	6,612,172
SOFR + 1.02%, 6.39%, 6/6/2025 (a)	4,093,000	4,116,903
Series MTN, SOFR + 1.08%, 6.44%, 7/17/2026 (a)	6,933,000	7,001,359
Security Description	Principal Amount	Value
UBS AG:
SOFR + 0.45%, 5.81%, 8/9/2024 (a) (b)	$8,721,000	$8,721,523
SOFR + 0.47%, 5.83%, 1/13/2025 (a) (b)	4,710,000	4,711,083
SOFR + 0.93%, 6.30%, 9/11/2025 (a)	7,678,000	7,720,690
Series FRN, SOFR + 1.26%, 6.63%, 2/21/2025 (a)	4,327,000	4,344,957
UBS Group AG SOFR + 1.58%, 6.94%, 5/12/2026 (a) (b) (c)	7,050,000	7,101,465
United Overseas Bank Ltd. SOFR + 0.70%, 6.05%, 4/7/2025 (a) (b)	3,890,000	3,898,480
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 6.43%, 4/22/2028 (a)	12,067,000	12,126,611
Series MTN, SOFR + 1.32%, 6.68%, 4/25/2026 (a)	8,293,000	8,338,114
Wells Fargo Bank NA:
SOFR + 0.71%, 6.07%, 1/15/2026 (a)	6,000,000	6,016,620
SOFR + 0.80%, 6.16%, 8/1/2025 (a)	4,210,000	4,225,114
SOFR + 1.06%, 6.42%, 8/7/2026 (a)	4,825,000	4,867,749
SOFR + 1.07%, 6.44%, 12/11/2026 (a)	5,950,000	6,015,688
Westpac Banking Corp.:
SOFR + 0.30%, 5.67%, 11/18/2024 (a)	8,268,000	8,267,669
SOFR + 0.42%, 5.77%, 4/16/2026 (a)	10,000,000	9,994,700
SOFR + 0.52%, 5.89%, 6/3/2026 (a)	4,932,000	4,935,699
SOFR + 0.72%, 6.09%, 11/17/2025 (a) (c)	6,969,000	6,999,176
SOFR + 0.81%, 6.16%, 4/16/2029 (a)	8,000,000	8,018,800
SOFR + 1.00%, 6.37%, 8/26/2025 (a)	8,530,000	8,586,042
		1,139,172,256
BEVERAGES — 0.5%
Keurig Dr Pepper, Inc. SOFR + 0.88%, 6.25%, 3/15/2027 (a)	4,782,000	4,809,353
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 5.93%, 2/16/2027 (a)	4,750,000	4,758,218
PepsiCo, Inc. SOFR + 0.40%, 5.76%, 2/13/2026 (a)	3,349,000	3,355,899
		12,923,470

See accompanying notes to financial statements.
20

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.8%
American Express Co.:
SOFR + 0.65%, 6.01%, 11/4/2026 (a)	$6,096,000	$6,100,511
SOFR + 0.75%, 6.11%, 4/23/2027 (a)	3,750,000	3,754,388
SOFR + 0.76%, 6.12%, 2/13/2026 (a)	3,768,000	3,780,359
SOFR + 0.93%, 6.30%, 3/4/2025 (a)	6,176,000	6,191,131
SOFR + 0.97%, 6.33%, 7/28/2027 (a)	3,724,000	3,736,103
SOFR + 1.00%, 6.37%, 2/16/2028 (a)	3,354,000	3,368,523
SOFR + 1.35%, 6.71%, 10/30/2026 (a)	3,340,000	3,372,331
Charles Schwab Corp.:
SOFR + 0.52%, 5.88%, 5/13/2026 (a)	5,420,000	5,418,482
SOFR + 1.05%, 6.42%, 3/3/2027 (a)	6,053,000	6,102,090
Nomura Holdings, Inc. SOFR + 1.25%, 6.59%, 7/2/2027 (a) (d)	2,000,000	2,009,900
		43,833,818
ELECTRIC — 0.6%
National Rural Utilities Cooperative Finance Corp.:
Series D, SOFR + 0.33%, 5.69%, 10/18/2024 (a)	1,938,000	1,937,574
Series GMTN, SOFR + 0.80%, 6.16%, 2/5/2027 (a)	5,290,000	5,311,160
NextEra Energy Capital Holdings, Inc. SOFR + 0.76%, 6.12%, 1/29/2026 (a)	7,300,000	7,317,374
		14,566,108
GAS — 0.1%
Spire Missouri, Inc. SOFR + 0.50%, 5.87%, 12/2/2024 (a)	3,495,000	3,495,699
HEALTH CARE PRODUCTS — 0.0% (e)
Baxter International, Inc. SOFR + 0.44%, 5.81%, 11/29/2024 (a)	251,000	250,870
HEALTH CARE SERVICES — 0.5%
Roche Holdings, Inc.:
SOFR + 0.56%, 5.93%, 3/10/2025 (a) (b)	9,218,000	9,233,671
SOFR + 0.74%, 6.11%, 11/13/2026 (a) (b)	4,000,000	4,027,200
		13,260,871
Security Description	Principal Amount	Value
INSURANCE — 6.4%
Athene Global Funding:
SOFR + 0.72%, 6.07%, 1/7/2025 (a) (b)	$3,720,000	$3,722,083
SOFR + 0.85%, 6.21%, 5/8/2026 (a) (b)	5,750,000	5,751,380
SOFR + 1.21%, 6.59%, 3/25/2027 (a) (b)	6,000,000	6,016,020
Corebridge Global Funding SOFR + 1.30%, 6.68%, 9/25/2026 (a) (b)	1,959,000	1,976,944
GA Global Funding Trust:
SOFR + 0.50%, 5.87%, 9/13/2024 (a) (b)	5,900,000	5,898,702
SOFR + 1.36%, 6.72%, 4/11/2025 (a) (b)	3,730,000	3,750,702
MassMutual Global Funding II:
SOFR + 0.27%, 5.63%, 10/21/2024 (a) (b)	7,105,000	7,105,284
SOFR + 0.74%, 6.09%, 4/9/2027 (a) (b)	4,500,000	4,504,725
SOFR + 0.77%, 6.13%, 1/29/2027 (a) (b)	5,750,000	5,767,652
SOFR + 0.98%, 6.33%, 7/10/2026 (a) (b)	5,862,000	5,910,889
Metropolitan Life Global Funding I:
SOFR + 0.30%, 5.68%, 9/27/2024 (a) (b)	5,320,000	5,321,436
SOFR + 0.70%, 6.07%, 6/11/2027 (a) (b)	6,500,000	6,503,380
SOFR + 0.91%, 6.28%, 3/21/2025 (a) (b)	5,674,000	5,697,320
New York Life Global Funding:
SOFR + 0.33%, 5.69%, 1/14/2025 (a) (b)	5,450,000	5,450,382
SOFR + 0.48%, 5.85%, 6/9/2026 (a) (b)	8,329,000	8,328,334
SOFR + 0.58%, 5.94%, 1/16/2026 (a) (b)	5,750,000	5,764,375
SOFR + 0.61%, 5.97%, 4/21/2025 (a) (b)	1,755,000	1,759,703
SOFR + 0.65%, 6.01%, 5/2/2025 (a) (b)	3,512,000	3,521,974
SOFR + 0.67%, 6.02%, 4/2/2027 (a) (b)	5,000,000	5,010,150
SOFR + 0.70%, 6.07%, 6/13/2025 (a) (b)	635,000	637,337
SOFR + 0.93%, 6.28%, 4/2/2026 (a) (b)	9,100,000	9,169,706
Northwestern Mutual Global Funding SOFR + 0.70%, 6.07%, 6/13/2025 (a) (b)	1,525,000	1,530,338
Pacific Life Global Funding II:
SOFR + 0.40%, 5.76%, 1/27/2025 (a) (b)	2,880,000	2,880,691

See accompanying notes to financial statements.
21

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 0.62%, 5.99%, 6/4/2026 (a) (b)	$5,891,000	$5,889,940
SOFR + 0.80%, 6.17%, 12/6/2024 (a) (b)	3,050,000	3,055,826
SOFR + 0.80%, 6.18%, 3/30/2025 (a) (b)	5,583,000	5,599,526
SOFR + 0.85%, 6.21%, 2/5/2027 (a) (b)	5,000,000	5,013,100
SOFR + 0.86%, 6.23%, 6/16/2025 (a) (b)	7,125,000	7,155,922
SOFR + 1.05%, 6.41%, 7/28/2026 (a) (b)	2,995,000	3,021,506
Principal Life Global Funding II:
SOFR + 0.38%, 5.75%, 8/23/2024 (a) (b)	3,837,000	3,836,501
SOFR + 0.90%, 6.27%, 8/28/2025 (a) (b)	1,700,000	1,706,817
Protective Life Global Funding:
SOFR + 0.70%, 6.05%, 4/10/2026 (a) (b)	3,000,000	3,002,700
SOFR + 0.98%, 6.36%, 3/28/2025 (a) (b)	7,945,000	7,976,144
SOFR + 1.05%, 6.42%, 12/11/2024 (a) (b)	1,450,000	1,453,495
		159,690,984
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
Series MTN, SOFR + 0.27%, 5.64%, 9/13/2024 (a)	8,643,000	8,641,012
Series MTN, SOFR + 0.46%, 5.82%, 8/11/2025 (a)	4,259,000	4,267,007
Series MTN, SOFR + 0.46%, 5.83%, 2/27/2026 (a)	6,844,000	6,858,783
Series MTN, SOFR + 0.52%, 5.89%, 6/13/2025 (a)	5,376,000	5,389,494
Series MTN, SOFR + 0.52%, 5.89%, 5/14/2027 (a)	5,533,000	5,545,615
		30,701,911
MACHINERY-DIVERSIFIED — 1.8%
John Deere Capital Corp.:
Series MTN, SOFR + 0.20%, 5.55%, 10/11/2024 (a)	7,248,000	7,245,535
Series MTN, SOFR + 0.44%, 5.81%, 3/6/2026 (a)	7,030,000	7,038,225
Series MTN, SOFR + 0.48%, 5.84%, 10/22/2025 (a)	2,210,000	2,212,365
Series MTN, SOFR + 0.50%, 5.85%, 7/3/2025 (a)	6,923,000	6,932,069
Series MTN, SOFR + 0.56%, 5.93%, 3/7/2025 (a)	4,059,000	4,065,413
Series MTN, SOFR + 0.57%, 5.94%, 3/3/2026 (a)	4,762,000	4,782,953
Series MTN, SOFR + 0.60%, 5.96%, 4/19/2027 (a)	3,519,000	3,521,569
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.60%, 5.97%, 6/11/2027 (a)	$5,000,000	$5,007,100
Series MTN, SOFR + 0.79%, 6.16%, 6/8/2026 (a)	4,699,000	4,733,021
		45,538,250
MINING — 0.2%
Glencore Funding LLC SOFR + 1.06%, 6.41%, 4/4/2027 (a) (b)	4,500,000	4,502,745
MISCELLANEOUS MANUFACTURER — 0.5%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 5.97%, 5/5/2026 (a)	11,252,000	11,276,867
MULTI-NATIONAL — 3.7%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 5.67%, 2/16/2029 (a)	18,500,000	18,470,770
Series GMTN, SOFR + 0.33%, 5.70%, 2/20/2028 (a)	19,500,000	19,520,085
Inter-American Development Bank SOFR + 0.30%, 5.66%, 2/15/2029 (a)	22,000,000	21,975,580
International Bank for Reconstruction & Development:
SOFR + 0.28%, 5.65%, 2/23/2027 (a)	19,500,000	19,520,670
SOFR + 0.29%, 5.66%, 11/22/2028 (a)	14,000,000	13,988,660
		93,475,765
PHARMACEUTICALS — 0.2%
Bristol-Myers Squibb Co. SOFR + 0.49%, 5.86%, 2/20/2026 (a)	5,780,000	5,794,797
PIPELINES — 0.2%
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.89%, 3/9/2026 (a)	5,125,000	5,126,230
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage Operating Co.:
SOFR + 0.60%, 5.96%, 7/25/2025 (a) (c)	5,358,000	5,372,842
SOFR + 0.70%, 6.06%, 4/16/2027 (a)	8,316,000	8,341,280
		13,714,122
SAVINGS & LOANS — 0.2%
Nationwide Building Society SOFR + 1.29%, 6.66%, 2/16/2028 (a) (b)	3,836,000	3,857,021

See accompanying notes to financial statements.
22

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.3%
Analog Devices, Inc. SOFR + 0.25%, 5.63%, 10/1/2024 (a)	$6,511,000	$6,510,088
TELECOMMUNICATIONS — 0.7%
Verizon Communications, Inc.:
SOFR + 0.79%, 6.16%, 3/20/2026 (a)	13,729,000	13,825,240
3 mo. USD Term SOFR + 1.36%, 6.68%, 5/15/2025 (a)	2,939,000	2,959,573
		16,784,813
TOTAL CORPORATE BONDS & NOTES (Cost $1,797,114,286)		1,803,588,297
FOREIGN GOVERNMENT OBLIGATIONS — 26.3%
AUSTRALIA — 0.2%
National Australia Bank Ltd. SOFR + 0.86%, 6.23%, 6/9/2025 (a) (b)	6,117,000	6,141,774
CANADA — 2.2%
CDP Financial, Inc. SOFR + 0.40%, 5.77%, 5/19/2025 (a) (b)	15,500,000	15,523,370
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.60%, 04/04/2025 (a) (b)	9,150,000	9,220,709
SOFR + 1.25%, 6.62%, 03/11/2026 (a) (b)	17,800,000	18,091,911
PSP Capital, Inc. SOFR + 0.24%, 5.61%, 3/3/2025 (a) (b)	11,788,000	11,789,769
		54,625,759
NETHERLANDS — 1.0%
BNG Bank NV SOFR + 1.00%, 6.36%, 8/5/2026 (a) (b)	5,000,000	5,069,886
Cooperatieve Rabobank UA:
SOFR + 0.38%, 5.73%, 01/10/2025 (a)	5,622,000	5,620,988
SOFR + 0.90%, 6.25%, 10/05/2026 (a)	4,000,000	4,022,320
Series MTN, SOFR + 0.70%, 6.06%, 07/18/2025 (a)	9,175,000	9,206,746
		23,919,940
NEW ZEALAND — 0.3%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.97%, 2/18/2025 (a) (b)	6,355,000	6,358,622
Security Description	Principal Amount	Value
NORWAY — 1.0%
Kommunalbanken AS:
SOFR + 0.40%, 5.77%, 03/03/2028 (a) (b)	$5,000,000	$5,005,892
SOFR + 1.00%, 6.37%, 06/17/2026 (a) (b)	20,550,000	20,799,784
		25,805,676
SOUTH KOREA — 0.6%
Korea Development Bank SOFR + 0.70%, 6.06%, 10/23/2026 (a)	4,300,000	4,314,006
Korea National Oil Corp.:
SOFR + 0.83%, 6.18%, 04/03/2027 (a)	9,000,000	9,049,053
SOFR + 1.08%, 6.44%, 11/14/2026 (a)	1,000,000	1,010,764
		14,373,823
SUPRANATIONAL — 20.4%
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 5.67%, 06/20/2028 (a)	14,000,000	14,001,960
Series GMTN, SOFR + 1.00%, 6.35%, 04/06/2027 (a)	14,750,000	15,035,708
Series GMTN, SOFR + 1.00%, 6.37%, 06/16/2026 (a)	21,275,000	21,597,103
Series GMTN, SOFR + 1.00%, 6.37%, 08/27/2026 (a)	14,250,000	14,484,840
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 5.57%, 04/15/2026 (a) (b) (c)	4,500,000	4,495,455
SOFR + 0.62%, 5.98%, 08/16/2027 (a) (b)	8,750,000	8,829,975
European Bank for Reconstruction & Development:
Series GMTN, SOFR + 0.19%, 5.55%, 04/14/2026 (a) (c)	32,872,000	32,866,412
Series GMTN, SOFR + 0.28%, 5.64%, 10/15/2024 (a)	21,155,000	21,162,827
European Investment Bank:
SOFR + 0.32%, 5.68%, 08/14/2029 (a)	10,000,000	10,013,800
SOFR + 1.00%, 6.36%, 01/21/2026 (a) (b)	13,000,000	13,158,210
SOFR + 1.00%, 6.37%, 05/21/2028 (a) (b)	10,850,000	11,121,467

See accompanying notes to financial statements.
23

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Inter-American Development Bank:
SOFR + 0.17%, 5.54%, 09/16/2026 (a)	$25,494,000	$25,468,506
SOFR + 0.28%, 5.63%, 04/12/2027 (a)	19,250,000	19,256,545
SOFR + 0.35%, 5.70%, 10/04/2027 (a)	20,050,000	20,081,679
SOFR + 0.35%, 5.70%, 10/05/2028 (a)	6,500,000	6,506,370
Series GMTN, SOFR + 0.20%, 5.56%, 02/10/2026 (a)	24,760,000	24,756,286
Series GMTN, SOFR + 0.25%, 5.61%, 02/04/2025 (a)	13,100,000	13,107,336
Series GMTN, SOFR + 0.27%, 5.64%, 03/20/2028 (a)	16,728,000	16,710,937
International Bank for Reconstruction & Development:
SOFR + 0.18%, 5.55%, 06/15/2026 (a)	10,865,000	10,862,610
SOFR + 0.30%, 5.66%, 05/15/2028 (a)	22,000,000	22,010,560
SOFR + 0.31%, 5.68%, 09/18/2025 (a)	27,700,000	27,745,151
SOFR + 0.31%, 5.68%, 09/23/2026 (a)	31,950,000	32,011,663
SOFR + 0.37%, 5.72%, 01/12/2027 (a)	37,635,000	37,753,927
SOFR + 0.43%, 5.80%, 08/19/2027 (a)	41,816,000	42,031,352
SOFR + 0.30%, 5.66%, 08/06/2024 (a)	19,104,000	19,107,057
International Finance Corp. SOFR + 0.28%, 5.65%, 3/16/2026 (a)	11,769,000	11,786,065
Nordic Investment Bank SOFR + 1.00%, 6.36%, 5/12/2026 (a) (c)	13,650,000	13,845,059
		509,808,860
SWEDEN — 0.6%
Svensk Exportkredit AB Series GMTN, SOFR + 1.00%, 6.36%, 8/3/2026 (a)	14,540,000	14,707,162
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $655,369,595)		655,741,616

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	28,231,117	$28,239,586
State Street Navigator Securities Lending Portfolio II (h) (i)	17,109,020	17,109,020
TOTAL SHORT-TERM INVESTMENTS (Cost $45,347,442)		45,348,606
TOTAL INVESTMENTS — 100.3% (Cost $2,497,831,323)		2,504,678,519
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(7,838,763)
NET ASSETS — 100.0%		$2,496,839,756
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.0% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2024.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
24

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,803,588,297	$—	$1,803,588,297
Foreign Government Obligations	—	655,741,616	—	655,741,616
Short-Term Investments	45,348,606	—	—	45,348,606
TOTAL INVESTMENTS	$45,348,606	$2,459,329,913	$—	$2,504,678,519

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	62,922,391	$62,934,976	$632,174,940	$666,874,425	$3,048	$1,047	28,231,117	$28,239,586	$1,427,280
State Street Navigator Securities Lending Portfolio II	14,692,000	14,692,000	157,142,255	154,725,235	—	—	17,109,020	17,109,020	72,864
Total		$77,626,976	$789,317,195	$821,599,660	$3,048	$1,047		$45,348,606	$1,500,144
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,516,852
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	4,978,124
Series A, 5.25%, 5/1/2055 (a)	1,110,000	1,206,147
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	3,710,000	4,078,009
5.00%, 10/1/2039	3,285,000	3,600,666
5.25%, 10/1/2040	3,620,000	4,013,807
5.25%, 10/1/2049	5,000,000	5,347,908
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	496,981
Homewood Educational Building Authority Revenue, AL:
Series A, 5.50%, 10/1/2049	3,000,000	3,169,355
Series A, 5.50%, 10/1/2054	1,450,000	1,521,703
Series C, 5.50%, 10/1/2049	1,000,000	1,058,852
Series C, 5.50%, 10/1/2054	1,375,000	1,446,268
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,538,212
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	874,875
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	99,045
Series A, 3.00%, 2/1/2030	200,000	187,166
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	522,705
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,797,155
Mobile County Industrial Development Authority Revenue, AL Series A, AMT, 5.00%, 6/1/2054	2,700,000	2,744,399
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	3,000,000	3,162,356
Security Description	Principal Amount	Value
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	$1,600,000	$1,200,704
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (b)	11,665,000	11,698,654
		57,259,943
ALASKA — 0.1%
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	122,423
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Zero Coupon, 6/1/2066	800,000	102,607
Series A, 4.00%, 6/1/2050	1,200,000	1,081,510
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	552,437
		1,858,977
AMERICAN SAMOA — 0.0% (c)
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,025,693
ARIZONA — 2.0%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, 3.63%, 5/20/2033	914,814	859,159
Series A, 4.00%, 7/15/2030 (b)	125,000	124,058
Series A, 4.00%, 7/1/2032	1,000,000	979,628
Series A, 4.00%, 12/15/2041 (b)	105,000	92,419
Series A, 4.00%, 12/15/2051 (b)	165,000	132,526
Series B, 4.00%, 7/1/2061	2,610,000	2,243,711
Series A, 4.50%, 1/1/2049	655,000	376,047
Series A, 4.75%, 7/1/2029 (b)	140,000	141,355
5.00%, 7/1/2039 (b)	365,000	369,165
5.00%, 7/1/2049 (b)	1,000,000	985,959
5.00%, 7/1/2054 (b)	500,000	464,855
Series A, 5.00%, 6/1/2031 (b)	310,000	309,706
Series A, 5.00%, 7/1/2049 (b)	500,000	480,690
Series A, 5.00%, 7/15/2049	500,000	499,405
Series A, 5.00%, 7/1/2051 (b)	2,000,000	1,805,699
Series A, 5.00%, 7/1/2054 (b)	500,000	474,716
Series B, 5.00%, 3/1/2037 (b)	75,000	75,319
Series B, 5.00%, 3/1/2042 (b)	70,000	68,787
Series B, 5.00%, 1/1/2049	860,000	415,235
Series D, 5.00%, 7/1/2051 (b)	185,000	181,503
Series G, 5.00%, 7/1/2047 (b)	100,000	99,189

See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series B, 5.35%, 10/1/2028 (a) (b) (d)	$2,230,000	$2,056,943
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,050,085
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	892,400
Series A, 5.00%, 5/15/2056	500,000	448,130
5.25%, 11/15/2046	1,010,000	848,552
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	28,890
Series A, 4.00%, 12/1/2051 (b)	5,000,000	3,753,242
5.00%, 7/1/2045 (b)	4,285,000	4,286,657
Series A, 5.00%, 7/1/2041 (b)	5,685,000	5,725,822
Series A, 6.75%, 7/1/2044 (b)	1,000,000	1,001,597
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (b)	2,500,000	2,196,790
Series A, 4.00%, 4/1/2046	650,000	618,100
5.00%, 6/15/2034 (b)	100,000	100,598
5.25%, 7/1/2036	315,000	317,870
6.75%, 2/1/2050 (b)	310,000	320,295
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (b)	2,080,000	1,894,330
Series A, 5.00%, 9/1/2033	675,000	727,706
Series A, 6.00%, 7/1/2052 (b)	1,000,000	1,029,648
Series A, 6.25%, 7/1/2053 (b)	1,900,000	1,947,636
Series A, 6.50%, 7/1/2054 (b)	2,500,000	2,600,974
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	412,722
Series A, 3.60%, 2/1/2040	600,000	538,047
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,255,230
5.25%, 12/1/2027	265,000	275,947
5.25%, 12/1/2028	105,000	110,023
Sierra Vista Industrial Development Authority Revenue, AZ 5.75%, 6/15/2053 (b)	1,000,000	1,024,226
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,151,024
Series A, 4.00%, 12/1/2046	1,005,000	847,598
Series B, 4.00%, 12/1/2056	2,135,000	1,690,728
Series A, 6.13%, 10/1/2052 (b)	500,000	301,093
		53,632,034
Security Description	Principal Amount	Value
ARKANSAS — 1.2%
Arkansas Development Finance Authority Revenue, AR:
Series A, AMT, 4.50%, 9/1/2049 (b)	$11,830,000	$11,636,694
AMT, 5.45%, 9/1/2052	6,270,000	6,447,783
AMT, 5.70%, 5/1/2053	2,910,000	3,041,872
Series A, AMT, 6.88%, 7/1/2048 (b)	7,500,000	8,181,933
Series B, AMT, 7.38%, 7/1/2048 (b)	1,250,000	1,371,491
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	92,768
		30,772,541
CALIFORNIA — 11.3%
Alameda Corridor Transportation Authority Revenue, CA Series A, AGM, Zero Coupon, 10/1/2051 (d) (e)	1,930,000	1,068,116
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2029 (e)	915,000	771,167
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	325,000	324,169
Series A, 5.00%, 3/1/2041	665,000	653,190
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	143,707
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (a)	3,000,000	3,204,129
Series B-1, 5.00%, 7/1/2053 (a)	1,340,000	1,406,770
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,107,740
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,337,360
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (b)	2,415,000	1,783,387
Series A-1, 3.00%, 2/1/2057 (b)	3,500,000	2,241,621
Series A, 4.00%, 2/1/2056 (b)	2,820,000	1,968,329
Series A-1, 4.00%, 2/1/2056 (b)	9,500,000	8,221,757
Series A-2, 4.00%, 8/1/2047 (b)	1,270,000	1,038,387
Series A-2, 4.00%, 2/1/2050 (b)	2,000,000	1,536,175
Series A-2, 4.00%, 8/1/2051 (b)	2,000,000	1,018,492
Series A, 5.00%, 8/1/2049 (b)	2,500,000	2,433,646
Series A, 5.00%, 2/1/2050 (b)	5,000,000	3,529,860

See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2050 (b)	$1,000,000	$970,186
California County Tobacco Securitization Agency Revenue, CA:
Series B-2, Zero Coupon, 6/1/2055	1,230,000	223,013
Series C, Zero Coupon, 6/1/2057	5,000,000	773,788
Series A, 4.00%, 6/1/2049	1,000,000	925,519
Series B-1, 5.00%, 6/1/2049	615,000	626,317
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	339,757
Series A, 4.00%, 8/15/2049	475,000	432,246
Series A, 5.00%, 8/15/2047	1,000,000	1,017,511
California Housing Finance Agency Revenue, CA:
Series 2, 4.00%, 3/20/2033	8,333,034	8,395,125
Series 1, 4.38%, 9/20/2036	2,615,640	2,718,938
California Municipal Finance Authority Revenue, CA:
BAM, 3.00%, 5/15/2051 (e)	1,250,000	965,300
Series A-P3, AGM, AMT, 3.25%, 12/31/2032 (e)	625,000	573,892
AMT, 4.00%, 7/15/2029	4,000,000	3,995,856
BAM, 4.00%, 5/15/2041 (e)	355,000	354,144
BAM, 4.00%, 5/15/2046 (e)	1,000,000	983,375
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,806,982
5.00%, 5/15/2049	1,000,000	1,020,253
5.00%, 5/15/2052	500,000	508,648
Series A, 5.00%, 7/1/2034	280,000	286,692
Series A, 5.00%, 10/1/2039 (b)	150,000	150,787
Series A, 5.00%, 7/1/2047	185,000	185,807
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,254,941
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	209,395
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	102,948
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,376,174
Series A-P3, AMT, 5.00%, 12/31/2043	500,000	507,697
Series A-P3, AMT, 5.00%, 12/31/2047	600,000	605,369
Series B, AMT, 5.00%, 6/1/2048	600,000	604,455
5.25%, 1/1/2045	1,000,000	788,076
Series A, 5.25%, 11/1/2041	1,000,000	992,117
Series A, 5.90%, 6/15/2044 (b)	460,000	486,858
Series A, 6.20%, 6/15/2054 (b)	600,000	634,584
Security Description	Principal Amount	Value
California Municipal Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2052	$2,000,000	$2,041,443
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	661,954
AMT, 5.00%, 11/21/2045 (b)	500,000	501,124
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	507,650
Series A, 5.00%, 11/15/2046 (b)	900,000	840,234
Series A, 5.00%, 11/15/2051 (b)	600,000	544,407
Series A, 5.00%, 11/15/2056 (b)	415,000	370,592
California School Finance Authority Revenue, CA:
5.00%, 8/1/2032 (b)	700,000	724,588
5.00%, 6/1/2054 (b)	250,000	247,781
Series A, 5.00%, 7/1/2042 (b)	2,215,000	2,236,710
Series A, 5.00%, 7/1/2047 (b)	250,000	250,414
Series A, 5.00%, 6/1/2050 (b)	605,000	458,829
Series A, 5.00%, 7/1/2058 (b)	1,000,000	991,916
Series A, 5.00%, 6/1/2059 (b)	3,895,000	2,828,137
Series A, 5.75%, 6/1/2053 (b)	2,000,000	2,023,753
Series A, 6.25%, 6/1/2042 (b)	1,120,000	1,175,331
Series A, 6.38%, 6/1/2052 (b)	1,250,000	1,303,037
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	701,126
BAM, 3.00%, 5/15/2054 (e)	3,500,000	2,624,980
Series A, 3.00%, 8/15/2036	205,000	183,323
Series A, 3.00%, 4/1/2037	835,000	748,946
Series A, 3.50%, 11/1/2027 (b)	2,645,000	2,586,028
Series A, 4.00%, 4/1/2042	130,000	127,028
4.25%, 1/1/2043	480,000	483,974
5.00%, 1/1/2031	700,000	745,301
5.00%, 5/15/2033	240,000	244,836
Series A, 5.00%, 12/1/2025 (b)	2,700,000	2,719,473
Series A, 5.00%, 12/1/2028 (b)	100,000	101,611
Series A, 5.00%, 6/1/2036 (b)	2,210,000	2,244,191
Series A, 5.00%, 12/1/2041 (b)	5,000,000	5,051,621
Series A, 5.00%, 12/1/2046 (b)	1,000,000	1,006,921
Series A, 5.00%, 5/15/2050	1,565,000	1,579,174
5.25%, 7/1/2039 (b)	2,000,000	2,048,512
Series A, 5.25%, 12/1/2034	1,940,000	1,949,569
Series A, 5.25%, 8/15/2037	605,000	620,084

See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.25%, 12/1/2038 (b)	$1,475,000	$1,533,429
Series A, 5.25%, 12/1/2043 (b)	875,000	901,633
Series A, 5.25%, 11/1/2044 (b)	300,000	291,938
Series A, 5.25%, 12/1/2044	8,045,000	8,068,038
Series A, 5.25%, 12/1/2048 (b)	705,000	719,480
Series A, 5.50%, 7/1/2039 (f)	11,732	11,028
Series A, 5.50%, 12/1/2054	2,500,000	2,507,375
Series A, 5.75%, 7/1/2030 (f)	10,033	9,431
Series A, 5.75%, 7/1/2035 (f)	1,081	1,016
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	853,236
Series A, 5.00%, 9/2/2039	945,000	987,668
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,362,990
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (b)	15,750,000	810,630
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA Zero Coupon, 9/1/2032 (e)	400,000	285,587
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,538,292
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (b)	850,000	918,460
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	888,320
4.00%, 9/1/2051	335,000	288,452
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	900,194
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	720,887
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	972,468
5.00%, 9/1/2044	255,000	255,149
5.00%, 9/1/2047 (b)	1,000,000	1,010,076
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	711,791
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (b)	5,130,000	3,967,764
Security Description	Principal Amount	Value
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (b)	$2,000,000	$1,784,339
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (b)	3,500,000	2,443,010
Series A-2, 4.00%, 8/1/2047 (b)	790,000	659,671
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (b)	4,500,000	3,192,296
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (b)	3,500,000	2,629,359
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (b)	1,000,000	1,000,151
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,004,506
5.00%, 9/1/2042	1,000,000	1,041,819
5.00%, 9/1/2045	100,000	101,044
County of Santa Barbara, Certificate Participation, CA Series B, AMT, 5.00%, 12/1/2029	975,000	1,032,231
CSCDA Community Improvement Authority Revenue, CA:
Series A-1, 2.80%, 3/1/2047 (b)	965,000	743,971
Series A, 3.00%, 9/1/2056 (b)	1,375,000	978,496
Series A-1, 3.00%, 6/1/2047 (b)	8,000,000	5,814,110
Series A-2, 3.00%, 12/1/2056 (b)	6,400,000	4,632,143
Series A-2, 3.00%, 3/1/2057 (b)	1,245,000	880,431
Series A1, 3.10%, 7/1/2045 (b)	5,000,000	4,294,178
Series A-2, 3.13%, 7/1/2056 (b)	5,000,000	3,456,190
Series A-2, 3.13%, 8/1/2056 (b)	1,500,000	1,142,145
Series A2, 3.25%, 5/1/2057 (b)	5,000,000	3,621,025
Series A-2, 3.25%, 7/1/2056 (b)	500,000	356,561
Series A-1, 3.50%, 10/1/2046 (b)	2,655,000	2,179,740
Series A, 4.00%, 8/1/2056 (b)	2,995,000	2,617,978
Series A, 4.00%, 10/1/2056 (b)	6,470,000	5,721,404
Series A-2, 4.00%, 7/1/2056 (b)	6,870,000	5,232,401

See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A-2, 4.00%, 9/1/2056 (b)	$2,000,000	$1,587,562
Series A-2, 4.00%, 10/1/2056 (b)	1,500,000	1,130,897
Series B, 4.00%, 12/1/2059 (b)	1,535,000	1,014,962
Series A-2, 4.30%, 7/1/2059 (b)	5,000,000	4,335,693
Series A, 5.00%, 1/1/2054 (b)	2,470,000	2,038,113
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	804,410
Foothill-Eastern Transportation Corridor Agency Revenue, CA:
Series B-1, 3.95%, 1/15/2053	3,130,000	2,913,252
Series A, 4.00%, 1/15/2046	1,500,000	1,458,610
Series C, 5.00%, 1/15/2031	670,000	726,377
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, Zero Coupon, 6/1/2066	91,200,000	10,138,239
Series A-1, 5.00%, 6/1/2051	390,000	404,058
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,854,395
Zero Coupon, 6/1/2057 (b)	15,000,000	947,298
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,609,832
Series C-2, Zero Coupon, 6/1/2047	9,410,000	2,027,353
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	929,326
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	104,448
Series A, 5.50%, 11/15/2030	270,000	291,801
Long Beach Bond Finance Authority, Special Obligation, CA Series C, AMBAC, 5.50%, 8/1/2031 (e)	345,000	380,072
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	245,000	258,358
Series A, 6.50%, 11/1/2039	775,000	982,093
Series B, 6.50%, 11/1/2039	2,000,000	2,534,433
Series B, 7.00%, 11/1/2034	400,000	489,391
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	537,651
Security Description	Principal Amount	Value
Oakland Unified School District/Alameda County, General Obligation, CA Series A, 5.00%, 8/1/2033	$65,000	$66,311
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	512,226
Series A, 5.00%, 8/15/2046	550,000	555,633
Series A, 5.50%, 8/15/2048	1,550,000	1,655,382
Series A, 5.50%, 8/15/2053	2,000,000	2,116,320
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	480,677
5.00%, 11/1/2042	2,000,000	1,873,571
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	974,952
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	1,030,461
Series A, 5.00%, 9/1/2049	500,000	512,037
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,502,180
5.00%, 9/1/2048 (g)	1,260,000	1,274,025
Series B-2, 5.00%, 9/1/2052	1,245,000	1,270,798
Series B-2, 5.25%, 9/1/2047	1,330,000	1,386,200
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	100,000	102,874
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,739,086
San Diego County Regional Airport Authority Revenue, CA Series A, 4.00%, 7/1/2046	1,100,000	1,095,892
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,446,699
Series A, AMT, 5.00%, 1/1/2025	555,000	557,803
Series A, AMT, 5.00%, 5/1/2035	560,000	605,210
Series A, AMT, 5.00%, 5/1/2036	770,000	830,341
Series E, AMT, 5.00%, 5/1/2045	600,000	616,389
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	5,518,000	5,480,958

See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series B, 5.25%, 1/15/2044	$11,000,000	$11,069,463
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,653,735
Series C, Zero Coupon, 6/1/2056	5,250,000	544,113
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	826,158
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	75,000	76,412
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (b)	100,000	104,348
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,186,593
Series A, 5.00%, 6/1/2035	500,000	534,918
Series B-1, 5.00%, 6/1/2048	2,045,000	2,063,252
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,380,562
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	106,191
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	523,681
Series A, 5.75%, 7/1/2053	245,000	261,347
		302,669,303
COLORADO — 3.6%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,754,172
5.00%, 12/1/2051	1,965,000	1,896,346
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,490,655
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (b)	500,000	481,453
5.00%, 12/1/2049 (b)	1,300,000	1,220,533
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	1,000,000	989,985
Security Description	Principal Amount	Value
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	$500,000	$511,890
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,216,100
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (b)	1,917,000	1,896,924
City & County of Denver Airport System Revenue, CO:
Series A, AMT, 5.00%, 12/1/2029	525,000	551,297
Series A, AMT, 5.00%, 12/1/2043	2,500,000	2,566,165
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	3,585,000	3,585,352
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	810,238
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	969,354
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	207,316
5.00%, 10/1/2039 (b)	1,595,000	1,605,759
5.00%, 10/1/2049 (b)	540,000	527,094
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	3,095,000	3,044,861
Series A-2, 4.00%, 8/1/2049	510,000	483,718
5.00%, 1/1/2031	105,000	105,829
5.00%, 1/1/2037	2,750,000	2,760,236
5.00%, 1/1/2038	200,000	201,441
5.00%, 12/1/2054 (b)	1,250,000	760,668
Series B, 5.00%, 7/1/2057 (a) (d)	1,042,165	803,705
Series A, 5.30%, 7/1/2037	265,000	217,115
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,685,349
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	501,073
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,530,000	3,556,926
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2025	1,900,000	1,920,029

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	$500,000	$456,775
Series A, 5.00%, 12/1/2039	40,000	40,004
Series A, 5.25%, 12/1/2045	370,000	370,135
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (b)	100,000	100,738
E-470 Public Highway Authority Revenue, CO Series B, Zero Coupon, 9/1/2037 (e)	475,000	250,489
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (b)	400,000	409,768
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,446,678
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,948,843
Series A, 5.75%, 12/1/2052	535,000	536,800
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	1,001,734
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	666,836
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	505,305
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	742,547
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (b)	3,270,000	3,142,951
6.63%, 12/1/2056 (b)	2,575,000	2,475,134
Lakes at Centerra Metropolitan District No. 2, General Obligation, CO Series A, 5.25%, 12/1/2047	1,000,000	1,030,845
Lanterns Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2039	1,375,000	1,363,224
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	1,002,245
Series A, 5.25%, 12/1/2050	2,000,000	2,008,169
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,578,166
Security Description	Principal Amount	Value
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	$2,210,000	$2,236,816
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,580,641
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (b)	1,000,000	984,064
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (b)	2,990,000	3,001,836
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,084,553
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (b)	1,825,000	1,239,732
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,675,000	2,639,025
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	383,864
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	941,540
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (b)	1,000,000	701,363
Series A, 5.00%, 12/1/2051 (b)	1,000,000	582,728
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,026,887
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	985,910
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	350,000	360,344
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	410,657
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	907,149
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,369,754

See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	$1,000,000	$993,186
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	387,186
6.50%, 12/1/2043	2,000,000	1,922,252
6.75%, 12/1/2052	1,430,000	1,386,337
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,740,783
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	583,612
Series A, 5.00%, 12/1/2049	1,000,000	925,929
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	495,111
Series A-1, 4.13%, 12/1/2051	2,550,000	1,915,769
		95,185,997
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, 3.00%, 7/15/2027 (e)	100,000	98,546
Connecticut State Development Authority Revenue, CT 7.95%, 4/1/2026	300,000	300,094
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	474,354
Series R, 3.38%, 7/1/2037	190,000	179,274
Series F, 3.50%, 7/1/2026	5,000	4,889
Series A, 4.00%, 7/1/2038	745,000	724,290
Series A, 4.00%, 7/1/2049	1,000,000	906,129
Series F, 4.00%, 7/1/2030	1,100,000	1,071,924
Series L, 4.00%, 7/1/2034	250,000	250,841
Series L-1, 4.00%, 7/1/2029	490,000	492,687
Series L, 4.13%, 7/1/2041	500,000	500,171
Series A, 5.00%, 1/1/2045 (b)	1,800,000	1,598,997
Series A, 5.00%, 9/1/2046 (b)	110,000	100,369
Series A, 5.00%, 9/1/2053 (b)	500,000	439,563
Series F, 5.00%, 7/1/2037	1,175,000	1,182,100
Series F, 5.00%, 7/1/2045	1,040,000	1,045,577
Series G-1, 5.00%, 7/1/2044 (b)	275,000	261,326
Series G-1, 5.00%, 7/1/2050 (b)	500,000	459,415
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (b)	1,000,000	1,030,011
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (b)	1,000,000	1,003,650
Security Description	Principal Amount	Value
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	$1,910,000	$1,937,969
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (b)	3,120,000	2,597,946
5.63%, 4/1/2044 (b)	250,000	260,946
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	924,156
		17,845,224
DELAWARE — 0.3%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	761,071
Series A, 5.00%, 7/1/2048	1,000,000	1,006,694
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (a)	3,000,000	2,846,363
Series B, VRN, 1.25%, 10/1/2040 (a)	1,000,000	948,788
Series A, 3.25%, 6/1/2026	330,000	321,771
Series A, 4.00%, 6/1/2042	160,000	142,249
Series A, 4.00%, 6/1/2052	70,000	57,342
Series A, 5.00%, 6/1/2036	500,000	505,150
Series A, 5.00%, 6/1/2046	700,000	697,200
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (b)	800,000	839,572
		8,126,200
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	514,953
5.00%, 12/1/2034	500,000	544,373
5.00%, 10/1/2035	2,630,000	2,630,055
5.00%, 6/1/2050	2,590,000	2,528,780
Series A, 5.00%, 7/1/2032	150,000	151,664
Series A, 5.00%, 6/1/2041 (b)	250,000	251,179
Series A, 5.00%, 7/1/2052	290,000	265,929
Series A, 5.63%, 6/1/2044	400,000	414,922
Series A, 6.00%, 6/1/2058	1,000,000	1,040,042
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,945,172
Series C, Zero Coupon, 6/15/2055	45,000,000	5,019,480

See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
AGC, Zero Coupon, 10/1/2035 (e)	$220,000	$140,653
Series A, AGM, 4.00%, 10/1/2052 (e)	4,710,000	4,455,037
Series B, 4.00%, 10/1/2044	650,000	633,224
Series B, 4.00%, 10/1/2049	1,625,000	1,526,828
Series B, AGM, 4.00%, 10/1/2053 (e)	3,125,000	2,945,474
Series A, 5.00%, 10/1/2033	855,000	907,681
		29,915,446
FLORIDA — 6.2%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	305,886
5.00%, 11/15/2024 (f)	30,000	29,537
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	1,005,361
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,184
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (b)	1,000,000	727,241
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (b)	1,500,000	1,275,935
4.00%, 6/15/2051 (b)	1,500,000	1,149,170
Series A, 4.00%, 7/1/2056 (b)	885,000	698,383
5.00%, 12/15/2040 (b)	190,000	180,783
5.00%, 7/1/2046 (b)	750,000	555,285
Series A, 5.00%, 6/15/2039 (b)	390,000	385,904
Series A, 5.00%, 6/15/2049 (b)	2,425,000	2,321,645
Series A, 5.00%, 7/1/2050	600,000	400,453
Series A, 5.00%, 6/15/2055 (b)	290,000	266,532
Series A, 5.00%, 8/1/2055	700,000	685,243
Series A-1, 5.00%, 1/1/2055 (b)	250,000	234,066
Series A-1, 5.00%, 7/1/2056 (b)	3,850,000	3,695,828
Series A, 5.13%, 6/15/2037 (b)	450,000	454,083
Series A, 5.38%, 6/15/2038 (b)	105,000	105,382
5.63%, 8/1/2037 (b)	115,000	95,368
5.88%, 8/1/2052 (b)	610,000	458,804
6.10%, 8/15/2038 (b)	215,000	227,458
Security Description	Principal Amount	Value
Series A, 7.50%, 6/1/2048 (b) (f)	$3,019,549	$262,701
Capital Trust Authority Revenue, FL:
Series A, 5.63%, 6/15/2044 (b)	405,000	421,167
Series A, 6.00%, 6/15/2054 (b)	110,000	115,015
Series A, 6.13%, 6/15/2060 (b)	285,000	298,399
Series A, 6.38%, 6/15/2058 (b)	1,000,000	1,049,580
Series A, 6.50%, 12/15/2053 (b)	1,320,000	1,340,754
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	2,585,000	2,124,085
Central Florida Expressway Authority Revenue, FL BAM, 3.25%, 7/1/2039 (e)	100,000	91,036
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (b)	1,720,000	1,442,234
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	390,217
City of Orlando Tourist Development Tax Revenue, FL:
Series A, AGM, 5.00%, 11/1/2026 (e)	735,000	756,923
Series A, AGM, 5.00%, 11/1/2028 (e)	500,000	520,141
Series A, AGM, 5.00%, 11/1/2036 (e)	200,000	207,509
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	422,278
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	930,763
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	428,009
City of Tampa Revenue, FL:
5.00%, 4/1/2040	500,000	502,594
Series B, 5.00%, 7/1/2050	3,000,000	3,086,635
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (b) (f)	298,278	8,053
Series A, 8.25%, 5/15/2049 (b) (f)	74,569	2,013

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (b)	$140,000	$142,243
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	209,243
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	139,215
Series A, AMT, 5.00%, 10/1/2036	300,000	314,647
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (a)	775,000	769,383
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	567,956
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	98,963
AMT, 5.00%, 10/1/2028	500,000	500,642
AMT, 5.00%, 10/1/2030	650,000	650,957
5.00%, 10/1/2033	505,000	519,061
Series A, 5.00%, 10/1/2036	765,000	785,246
County of Miami-Dade Revenue, FL:
Series C, AGC, Zero Coupon, 10/1/2048 (e)	595,000	191,108
5.00%, 10/1/2026	870,000	902,349
5.00%, 10/1/2027	240,000	247,813
5.00%, 10/1/2029	675,000	696,678
Series A, AGC, 6.88%, 10/1/2034 (a) (e)	145,000	171,024
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AGM, AMT, 4.00%, 10/1/2045 (e)	590,000	550,516
County of Osceola Transportation Revenue, FL Series A-1, 5.00%, 10/1/2049	500,000	515,092
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (b)	110,000	108,553
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	300,146
5.75%, 5/1/2054	500,000	506,684
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	2,000,000	1,633,627
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	902,416
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2031	$155,000	$161,206
Series A, 5.00%, 8/15/2033	1,595,000	1,654,467
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	504,215
Series A, 4.00%, 6/1/2041 (b)	2,070,000	1,714,815
Series A, 4.00%, 7/1/2045	600,000	540,195
Series A, 4.00%, 7/1/2051 (b)	750,000	642,510
Series A, 4.00%, 6/1/2055 (b)	1,000,000	710,480
Series A, 4.00%, 6/30/2056 (b)	1,490,000	1,076,485
Series A, 4.75%, 7/15/2036 (b)	500,000	497,207
AMT, 5.00%, 5/1/2029 (b)	3,060,000	3,104,153
AMT, 5.00%, 7/1/2041	5,200,000	5,383,838
5.00%, 6/1/2051 (b)	2,000,000	1,785,733
Series A, 5.00%, 6/15/2035	2,425,000	2,490,231
Series A, 5.00%, 2/1/2052	2,000,000	1,905,020
Series C, 5.00%, 9/15/2040 (b)	100,000	96,020
5.25%, 6/15/2029 (b)	2,200,000	2,222,862
AMT, 5.25%, 8/1/2029 (b)	2,000,000	2,059,163
AMT, 5.25%, 7/1/2047	1,430,000	1,476,982
Series A, 5.25%, 6/1/2050 (b)	1,000,000	906,820
Series A, 5.25%, 6/1/2055 (b)	1,000,000	889,929
Series A1, 5.25%, 6/1/2054 (b)	1,000,000	1,020,100
AMT, 5.50%, 7/1/2053	5,600,000	5,832,513
Series A, 5.50%, 6/1/2054 (b)	1,400,000	1,419,639
Series A, 5.50%, 6/1/2059 (b)	1,505,000	1,516,443
Series A, 6.00%, 6/15/2035 (b)	505,000	511,137
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,385,548
Series A, 6.13%, 6/15/2044 (b)	555,000	555,331
Series A, 6.13%, 6/15/2046 (b)	100,000	100,770
Series A, 6.50%, 7/1/2044	925,000	925,630
Series A, 6.75%, 6/15/2053 (b)	2,000,000	2,201,161
Series C, AMT, 8.25%, 7/1/2057 (a) (b)	10,255,000	10,633,320
AMT, 12.00%, 7/15/2032 (a) (b)	6,465,000	6,877,974
Florida Higher Educational Facilities Financial Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	1,007,085
Series A-1, 5.00%, 6/1/2048 (b)	1,000,000	964,804
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050 (f)	100,000	92,545

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	$1,160,000	$1,172,498
6.00%, 5/1/2055	1,840,000	1,862,265
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,851,180
Series A, AMT, 5.00%, 10/1/2026	235,000	241,177
Series A, AMT, 5.00%, 10/1/2027	170,000	176,324
Series A, AMT, 5.00%, 10/1/2042	250,000	255,442
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	577,880
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	117,784
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	998,170
Hernando County School District, Certificate Participation, FL Series A, AGM, 3.00%, 7/1/2035 (e)	115,000	103,715
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (f)	500,000	131,500
Series A, 6.25%, 4/1/2049 (f)	500,000	131,500
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,771,263
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,958,262
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	624,848
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,028,608
JEA Electric System Revenue, FL Series B, 5.00%, 10/1/2028	325,000	341,285
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (b)	1,250,000	1,054,630
6.13%, 5/1/2043	1,200,000	1,275,443
6.30%, 5/1/2054	1,080,000	1,139,720
Security Description	Principal Amount	Value
Lee County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 10/1/2057	$550,000	$476,049
5.75%, 6/15/2042 (b)	500,000	500,099
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	661,857
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	681,897
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,018,065
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	400,278
Series A, 5.00%, 7/1/2028	325,000	332,848
Series A, 5.00%, 7/1/2031	200,000	200,131
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	246,700
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,430,162
Series B, 5.00%, 5/1/2037	925,000	925,105
Mirada Community Development District, Special Assessment, FL:
4.75%, 5/1/2031	280,000	280,622
5.63%, 5/1/2044	700,000	703,333
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	817,696
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	1,515,000	1,536,151
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	366,824
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,409,359
Series B, 4.00%, 5/15/2053	500,000	381,438
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	132,857
5.00%, 7/1/2039	410,000	414,678

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	$60,000	$48,854
Series 2021, 4.00%, 5/1/2051	135,000	112,887
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	342,129
6.00%, 5/1/2056	1,000,000	1,011,791
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,748,060
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	97,982
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,348,443
Series A, 5.50%, 11/15/2049	1,515,000	1,420,547
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	906,364
Series A, 4.00%, 12/15/2041	750,000	624,775
Series A, 4.00%, 12/15/2046	750,000	586,428
Series A, 4.00%, 12/15/2050	1,000,000	753,619
Tolomato Community Development District, Special Assessment, FL:
Series 2015-2, Zero Coupon, 5/1/2040 (d)	180,000	176,071
Series A-2, 4.25%, 5/1/2037	1,100,000	1,067,789
Series 2015-3, 6.61%, 5/1/2040 (f) (h)	195,000	—
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	581,603
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	556,383
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,795,000	1,741,510
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,905,000	1,613,119
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,930,000	3,042,892
Security Description	Principal Amount	Value
Village Community Development District No. 15, Special Assessment, FL:
5.00%, 5/1/2043 (b)	$1,250,000	$1,280,015
5.25%, 5/1/2054 (b)	1,550,000	1,593,430
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	130,554
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	106,213
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	985,455
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	1,000,000	1,014,739
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	680,000	692,596
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	673,486
		167,035,907
GEORGIA — 1.3%
Atlanta Development Authority Revenue, GA:
Series A1, 6.50%, 1/1/2029 (f)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (f)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (f)	500,000	225,000
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	105,027
5.00%, 7/1/2025	785,000	793,419
Development Authority of Burke County Revenue, GA:
Series 2008, 3.38%, 11/1/2048 (a)	2,000,000	1,984,579
Series C, 4.13%, 11/1/2045	4,495,000	4,089,272
Series D, 4.13%, 11/1/2045	435,000	395,736
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (b)	1,250,000	1,280,919
Development Authority Of The City Of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (b)	2,500,000	2,364,875
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	730,331
Series A, 5.25%, 10/1/2049	115,000	100,874

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (b)	$6,350,000	$4,949,346
5.00%, 7/1/2042	1,000,000	1,001,506
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,285,344
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (b)	1,850,000	1,762,960
Series A, 4.00%, 1/1/2054	750,000	659,475
Series B, 5.00%, 1/1/2054 (b)	1,500,000	1,389,874
Georgia Local Government, Certificate Participation, GA Series A, 4.75%, 6/1/2028 (e)	629,000	635,488
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (b)	250,000	258,753
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	1,000,000	987,057
Series A, 5.00%, 5/15/2049	3,980,000	4,272,602
Series A, 5.50%, 9/15/2026	205,000	211,191
Municipal Electric Authority of Georgia Revenue, GA:
Series B, 4.00%, 1/1/2049	2,000,000	1,802,769
Series A, 5.00%, 7/1/2060	635,000	635,756
Series B, 5.00%, 1/1/2048	850,000	861,393
Series A, 5.50%, 7/1/2060	170,000	170,054
		33,878,350
GUAM — 0.9%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	4,780,000	4,856,686
Series A, 5.00%, 7/1/2029	315,000	315,000
Series A, 5.00%, 7/1/2044	1,000,000	1,072,384
Series A, 5.00%, 7/1/2045	1,250,000	1,335,645
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	473,536
Series A, 5.00%, 12/1/2025	4,000,000	4,057,020
Series A, 5.00%, 12/1/2046	2,750,000	2,757,587
Series D, 5.00%, 11/15/2027	355,000	359,653
Series D, 5.00%, 11/15/2028	110,000	111,454
Series D, 5.00%, 11/15/2029	525,000	531,929
Series D, 5.00%, 11/15/2034	250,000	252,733
Series D, 5.00%, 11/15/2035	100,000	101,023
Series D, 5.00%, 11/15/2039	6,370,000	6,404,878
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	165,000	167,392
		22,796,920
Security Description	Principal Amount	Value
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
3.20%, 7/1/2039	$2,000,000	$1,302,550
5.00%, 7/1/2039 (b)	1,000,000	1,003,045
Series A, 5.00%, 1/1/2045 (b)	750,000	667,062
6.00%, 7/1/2028 (b)	355,000	365,548
		3,338,205
IDAHO — 0.2%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (b)	260,000	269,019
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (b)	1,000,000	1,001,655
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	588,356
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (b)	3,000,000	2,751,798
6.25%, 9/1/2053 (b)	1,740,000	1,803,923
		6,414,751
ILLINOIS — 7.2%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	263,469
6.00%, 4/1/2046	350,000	366,544
6.10%, 4/1/2036	45,000	47,872
Chicago Board of Education, General Obligation, IL:
Series A, Zero Coupon, 12/1/2027 (e)	225,000	194,341
Series A, Zero Coupon, 12/1/2028 (e)	100,000	82,460
Series A, Zero Coupon, 12/1/2031 (e)	1,060,000	761,871
Series B-1, Zero Coupon, 12/1/2028 (e)	830,000	685,602
Series B-1, Zero Coupon, 12/1/2029 (e)	620,000	488,044
Series B-1, Zero Coupon, 12/1/2030 (e)	220,000	165,790
Series A, 4.00%, 12/1/2047	6,750,000	5,918,883
Series B, 4.00%, 12/1/2035	200,000	196,534
Series A, AGM, 5.00%, 12/1/2028 (e)	150,000	156,154
Series A, 5.00%, 12/1/2030	4,020,000	4,178,772
Series A, 5.00%, 12/1/2031	600,000	620,487
Series A, 5.00%, 12/1/2033	6,000,000	6,415,492
Series A, 5.00%, 12/1/2034	2,250,000	2,356,682
Series A, 5.00%, 12/1/2035	1,500,000	1,542,976

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2036	$3,550,000	$3,688,055
Series A, 5.00%, 12/1/2037	150,000	155,160
Series A, 5.00%, 12/1/2039	910,000	935,452
Series A, 5.00%, 12/1/2042	1,330,000	1,329,891
Series A, 5.00%, 12/1/2047	1,875,000	1,891,106
Series B, 5.00%, 12/1/2029	100,000	104,666
Series B, 5.00%, 12/1/2031	8,250,000	8,685,366
Series B, 5.00%, 12/1/2033	340,000	353,328
Series B, 5.00%, 12/1/2034	410,000	408,009
Series C, 5.00%, 12/1/2027	600,000	618,309
Series C, 5.00%, 12/1/2030	3,780,000	3,877,606
Series C, 5.00%, 12/1/2034	5,080,000	5,194,821
Series D, 5.00%, 12/1/2027	2,400,000	2,473,237
Series D, 5.00%, 12/1/2046	5,200,000	5,207,293
Series G, 5.00%, 12/1/2034	2,400,000	2,454,246
Series H, 5.00%, 12/1/2036	3,100,000	3,162,331
Series E, 5.13%, 12/1/2032	765,000	765,355
Series C, 5.25%, 12/1/2035	2,140,000	2,140,994
Series C, 5.25%, 12/1/2039	7,865,000	7,866,184
Series A, 5.50%, 12/1/2026 (e)	885,000	901,062
Series A, AMBAC, 5.50%, 12/1/2031 (e)	620,000	650,946
Series A, 5.88%, 12/1/2047	5,225,000	5,716,723
Series A, 6.00%, 12/1/2049	3,100,000	3,411,100
Series A, 7.00%, 12/1/2026	1,100,000	1,143,419
Series A, 7.00%, 12/1/2044	3,405,000	3,514,717
Series A, 7.00%, 12/1/2046 (b)	2,125,000	2,288,555
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	101,692
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	1,505,000	1,524,677
Series B, AGM, 4.00%, 1/1/2053 (e)	300,000	287,331
AMT, 5.00%, 7/1/2048	800,000	804,897
Series A, AMT, 5.00%, 1/1/2048	1,000,000	1,011,691
Series B, 5.00%, 1/1/2029	315,000	316,715
Series C, 5.00%, 1/1/2032	500,000	509,449
Series D, 5.00%, 1/1/2047	500,000	508,788
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	526,592
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	30,000	29,921
Series A-1, 5.00%, 11/1/2030	780,000	799,666
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	189,057
Security Description	Principal Amount	Value
Series A, 4.00%, 1/1/2036	$2,055,000	$2,054,421
Series B, 4.00%, 1/1/2038	7,709,000	7,541,083
Series C, 5.00%, 1/1/2026	470,000	477,881
Series C, 5.00%, 1/1/2027	195,000	197,840
Series C, 5.00%, 1/1/2035	700,000	705,314
Series C, 5.00%, 1/1/2038	1,615,000	1,623,090
Series 2007G, 5.50%, 1/1/2042	780,000	781,678
Series A, 5.50%, 1/1/2035	1,840,000	1,961,993
Series A, 5.50%, 1/1/2039	2,800,000	3,044,628
Series A, 5.50%, 1/1/2040	2,720,000	2,942,649
Series A, 5.50%, 1/1/2041	2,000,000	2,118,912
Series A, 5.50%, 1/1/2049	1,000,000	1,033,321
Series A, 5.75%, 1/1/2033	510,000	530,074
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (b)	440,000	426,586
4.00%, 12/1/2040	250,000	236,617
Series C, 4.25%, 8/1/2042	1,050,000	998,567
Series A, 4.50%, 8/1/2033 (b)	1,275,000	1,327,125
5.00%, 2/15/2032	100,000	101,293
5.00%, 5/15/2033	2,040,000	1,926,559
5.00%, 5/15/2040	3,550,000	1,420,000
Series A, 5.00%, 8/1/2042	580,000	587,352
Series A, 5.00%, 2/15/2047	1,385,000	1,371,958
Series A, 5.00%, 11/1/2049	600,000	451,083
Series A, 5.00%, 2/15/2050	1,950,000	1,905,811
Series A, 5.00%, 7/1/2051 (b)	1,000,000	754,004
5.25%, 2/15/2047	100,000	100,188
Series A, 5.25%, 5/1/2038	1,030,000	1,021,929
Series A, 5.25%, 8/1/2038 (b)	300,000	324,489
5.50%, 4/1/2032	500,000	495,860
Series A, 6.00%, 4/1/2038 (b)	1,175,000	1,184,941
Series A, 6.13%, 4/1/2049 (b)	500,000	497,106
Series A, 6.13%, 4/1/2058 (b)	1,390,000	1,352,199
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,095,261
Illinois Sports Facilities Authority Revenue, IL:
AMBAC, Zero Coupon, 6/15/2025 (e)	680,000	653,969
Series A, 5.00%, 6/15/2032	220,000	233,513
Metropolitan Pier & Exposition Authority Revenue, IL:
AGM, Zero Coupon, 6/15/2027 (e)	125,000	111,439
AGM, Zero Coupon, 6/15/2047 (e)	11,000,000	3,726,338
Series A, Zero Coupon, 6/15/2029 (e)	105,000	85,951
Series A, Zero Coupon, 6/15/2031 (e)	215,000	162,095
Series A, Zero Coupon, 6/15/2034 (e)	190,000	126,795
Series A, Zero Coupon, 12/15/2034 (e)	220,000	143,789

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, Zero Coupon, 12/15/2035 (e)	$140,000	$87,601
Series A, Zero Coupon, 6/15/2037 (e)	650,000	379,282
Series A, Zero Coupon, 12/15/2039 (e)	200,000	102,693
Series A, Zero Coupon, 6/15/2041	500,000	229,358
Series B, Zero Coupon, 12/15/2041	395,000	177,076
Series B, Zero Coupon, 12/15/2051	2,200,000	541,272
Series B, AGM, Zero Coupon, 12/15/2056 (e)	845,000	173,044
Series A, 4.00%, 12/15/2042	15,500,000	15,274,137
Series A, 5.00%, 6/15/2053	2,000,000	2,010,892
Series B, 5.00%, 12/15/2040	100,000	101,228
Series B, 5.00%, 6/15/2042	205,000	216,757
Series B, 5.00%, 6/15/2052	2,395,000	2,408,610
Series B, 5.50%, 6/15/2029 (e)	4,650,000	4,782,966
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	198,798
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	108,700
Northern Illinois University Revenue, IL Series B, BAM, 5.00%, 4/1/2027 (e)	630,000	649,497
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	460,364
Series D, 3.00%, 6/15/2031	710,000	666,456
Series A, 5.00%, 6/15/2026	725,000	741,304
Series A, 5.00%, 6/15/2027	250,000	255,479
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	136,125
4.00%, 6/1/2032	1,820,000	1,810,657
Series B, 4.25%, 5/1/2046	6,750,000	6,613,929
5.00%, 1/1/2029	1,000,000	1,017,058
5.00%, 5/1/2032	3,000,000	3,002,002
5.00%, 11/1/2034	120,000	122,609
5.00%, 5/1/2035	140,000	140,034
5.00%, 5/1/2036	125,000	125,024
5.00%, 5/1/2039	380,000	379,993
Series A, 5.00%, 10/1/2024	150,000	150,419
Series A, 5.00%, 5/1/2035	1,000,000	1,044,620
Series C, 5.00%, 12/1/2045	1,000,000	1,063,385
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	241,828
Series A, 5.50%, 12/1/2043	115,000	112,655
Security Description	Principal Amount	Value
Village of Rosemont, General Obligation, IL Series A, AGM, 5.00%, 12/1/2040 (e)	$190,000	$194,951
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	236,522
		193,783,406
INDIANA — 0.4%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (f)	702,727	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (b)	500,000	514,619
AMT, 4.88%, 1/1/2044 (b)	350,000	361,697
AMT, 5.00%, 1/1/2054 (b)	2,500,000	2,587,946
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	99,132
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	171,927
Series 2, 4.00%, 10/1/2036	640,000	655,238
Series A, 4.50%, 7/1/2053	250,000	163,724
5.00%, 10/1/2042	1,170,000	1,112,101
Series A, AMT, 6.75%, 5/1/2039	275,000	308,426
AMT, 7.00%, 3/1/2039 (b)	500,000	326,739
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series I, AMT, 5.00%, 1/1/2027	750,000	753,214
Series E, 6.00%, 3/1/2053	1,000,000	1,097,027
Series F, 7.75%, 3/1/2067	1,725,000	1,852,205
		10,004,002
IOWA — 0.6%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	4,000,000	3,966,302
VRN, 5.00%, 12/1/2050 (a)	6,000,000	6,336,849
Series A, 5.00%, 5/15/2036	1,250,000	1,251,696
Series A, 5.00%, 5/15/2041	545,000	529,839
Series A, 5.00%, 5/15/2043	935,000	894,217
Series A, 5.00%, 5/15/2047	415,000	386,113
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	210,000	206,743
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Zero Coupon, 6/1/2065	5,265,000	676,024
Series B1, 4.00%, 6/1/2049	180,000	178,503

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	$500,000	$509,853
		14,936,139
KANSAS — 0.1%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	549,519
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (f)	200,000	50,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	569,613
Series I, 5.00%, 5/15/2033	350,000	323,668
Series IV-A, 5.63%, 5/15/2044	1,185,000	1,034,351
Wyandotte County-Kansas City Unified Government Revenue, KS Zero Coupon, 12/1/2027 (e)	230,000	197,953
		2,725,104
KENTUCKY — 1.2%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (b)	2,875,000	2,861,163
Series A, AMT, 4.70%, 1/1/2052 (b)	3,940,000	3,856,626
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	206,532
Floyd County School District Finance Corp. Revenue, KY 3.50%, 8/1/2033	235,000	223,490
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2024	790,000	791,817
Series A, 5.00%, 9/1/2026	120,000	120,259
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, AGM, 4.00%, 12/1/2041 (e)	500,000	487,145
Series A, 5.00%, 6/1/2037	1,520,000	1,547,154
Series A, 5.00%, 6/1/2045	4,000,000	4,018,552
Series A, AGM, 5.00%, 12/1/2045 (e)	550,000	565,627
Series A, 5.25%, 6/1/2050	100,000	99,768
5.50%, 11/15/2035	105,000	100,876
Kentucky Housing Corp. Revenue, KY Series A-2, 4.65%, 5/1/2025 (b)	3,000,000	3,000,638
Kentucky Municipal Power Agency Revenue, KY:
Series A, 4.00%, 9/1/2039 (e)	140,000	135,385
Series A, 5.00%, 9/1/2025 (e)	425,000	430,737
Series A, 5.00%, 9/1/2026 (e)	160,000	162,022
Series A, 5.00%, 9/1/2042 (e)	125,000	125,178
Security Description	Principal Amount	Value
Kentucky Public Energy Authority Revenue, KY:
Series A, VRN, 4.00%, 12/1/2050 (a)	$500,000	$502,129
Series A-1, 5.00%, 5/1/2055 (a)	7,500,000	7,861,842
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, 5.00%, 5/15/2047 (e)	5,000,000	5,263,837
Series D, VRN, 5.00%, 10/1/2047 (a)	500,000	532,616
		32,893,393
LOUISIANA — 1.3%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	1,952,556
City of Shreveport Water & Sewer Revenue, LA:
Series B, AGM, 3.00%, 12/1/2035 (e)	200,000	180,745
Series B, AGM, 4.00%, 12/1/2041 (e)	480,000	465,872
Series C, BAM, 4.00%, 12/1/2033 (e)	365,000	366,225
5.00%, 12/1/2040	250,000	252,370
Series A, AGM, 5.00%, 12/1/2036 (e)	260,000	269,526
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,191,985
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,124,619
4.00%, 11/1/2046 (b)	950,000	877,111
Series A, 5.00%, 1/1/2049	1,500,000	1,117,169
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,051
5.00%, 7/1/2047	300,000	304,907
Series A, 5.00%, 6/1/2041 (b)	2,350,000	2,120,797
Series A, 5.00%, 7/1/2046	500,000	504,768
Series A, 5.00%, 7/1/2047	2,000,000	2,016,510
Series A, 5.00%, 7/1/2051	385,000	387,373
5.25%, 10/1/2046 (a)	2,590,000	2,738,333
5.63%, 6/1/2037 (b)	420,000	434,892
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,071,047
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,126,514

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	$5,395,000	$5,959,433
Series 2010-A, 6.35%, 10/1/2040 (b)	2,000,000	2,196,766
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	3,980,000	3,839,904
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (b)	1,000,000	990,622
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	241,824
		35,736,919
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	87,121
Series A, 4.00%, 7/1/2046	310,000	253,669
Series A, 5.00%, 7/1/2046	2,045,000	1,906,618
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,070
		2,773,478
MARYLAND — 1.3%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	310,028
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,303,182
5.00%, 9/1/2027	305,000	304,156
5.00%, 9/1/2028	750,000	747,155
5.00%, 9/1/2031	500,000	495,155
5.00%, 9/1/2039	1,250,000	1,202,378
5.00%, 9/1/2046	250,000	229,710
5.00%, 6/1/2051	550,000	548,943
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,431,409
5.00%, 7/1/2036	474,000	481,396
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	502,097
Series B, 5.00%, 11/1/2042	3,105,000	2,989,334
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (b)	1,500,000	1,502,889
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	780,980
Security Description	Principal Amount	Value
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (b)	$1,000,000	$894,584
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (b)	1,600,000	1,611,638
Maryland Economic Development Corp. Revenue, MD:
Series A-P3, AMT, 5.00%, 11/12/2028	1,000,000	1,014,084
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,384,553
Series B, AMT, 5.25%, 6/30/2052	785,000	815,080
Series A, 5.63%, 7/1/2043	1,500,000	1,647,591
5.75%, 9/1/2025	525,000	528,772
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	595,000	550,810
4.00%, 9/1/2040	325,000	295,479
4.00%, 9/1/2050	2,520,000	2,090,097
4.38%, 7/1/2036	1,155,000	1,116,539
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	448,531
5.00%, 7/1/2040	1,000,000	1,005,021
5.00%, 7/1/2045	90,000	90,282
Series A, 5.00%, 7/1/2038	100,000	101,258
Series A, 5.00%, 5/15/2045	2,690,000	2,751,723
Series A, 5.50%, 1/1/2031	100,000	103,157
Series A, 5.50%, 1/1/2036	3,500,000	3,598,784
		34,876,795
MASSACHUSETTS — 0.7%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,792
5.00%, 6/15/2054	500,000	495,386
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,209,379
Series B, 4.00%, 6/1/2035	2,275,000	2,182,554
Series D, 4.00%, 7/1/2045	350,000	321,664
4.13%, 10/1/2042 (b)	500,000	466,165
5.00%, 7/1/2026	500,000	508,532
5.00%, 1/1/2041	240,000	240,823
5.00%, 10/1/2043	950,000	954,981
5.00%, 1/1/2045	300,000	300,578
5.00%, 7/1/2047	870,000	723,859
5.00%, 7/1/2051 (b)	750,000	633,618
5.00%, 10/1/2057 (b)	2,420,000	2,421,250
Series D, 5.00%, 7/1/2044	1,515,000	1,515,281
Series G, 5.00%, 7/1/2044	1,000,000	970,483
Series I, 5.00%, 7/1/2029	560,000	573,269
Series L, 5.00%, 7/1/2044	500,000	506,938
Series A, 5.25%, 7/1/2034	10,000	9,298

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series G, 5.25%, 7/1/2052	$2,500,000	$2,669,878
Series A, 5.50%, 7/1/2044	325,000	295,563
Series F, 5.63%, 7/15/2036	120,000	116,979
Massachusetts Educational Financing Authority Revenue, MA Series J, AMT, 3.50%, 7/1/2033	50,000	50,000
		18,267,270
MICHIGAN — 1.4%
City of Detroit Sewage Disposal System Revenue, MI Series B, 5.50%, 7/1/2029 (e)	150,000	154,695
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,384,363
5.00%, 4/1/2031	500,000	515,210
Series A, 5.00%, 4/1/2046	250,000	255,063
Series A, 5.00%, 4/1/2050	1,000,000	1,012,711
5.50%, 4/1/2050	135,000	141,024
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,615,000	1,691,507
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	900,680
Series A, 5.50%, 4/1/2039	3,000,000	2,612,240
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,536,144
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,759,223
Series A, 4.00%, 6/1/2049	6,000,000	5,438,434
4.40%, 4/1/2031 (b)	100,000	88,955
4.90%, 4/1/2041 (b)	260,000	207,265
Series A, 5.00%, 11/15/2048	2,350,000	2,432,960
Series B, 5.00%, 7/1/2026	225,000	225,124
Series B, 5.00%, 7/1/2028	100,000	100,067
Series B, 5.00%, 7/1/2033	100,000	100,073
Series B, 5.00%, 7/1/2044	2,575,000	2,575,829
Series D-2, 5.00%, 7/1/2034	400,000	403,912
5.25%, 2/1/2027	315,000	316,400
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	1,001,231
AMT, 4.25%, 12/31/2038 (e)	5,000,000	4,958,327
AMT, 5.00%, 6/30/2030	35,000	36,091
AMT, 5.00%, 6/30/2031	665,000	686,829
AMT, 5.00%, 12/31/2032	550,000	567,977
Security Description	Principal Amount	Value
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	$715,000	$90,809
Series C, Zero Coupon, 6/1/2058	20,900,000	669,285
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	882,693
State of Michigan Revenue, MI 5.00%, 3/15/2026	680,000	698,743
Wayne County Airport Authority Revenue, MI:
Series B, BAM, 5.00%, 12/1/2039 (e)	700,000	702,157
Series C, AMT, 5.00%, 12/1/2039	550,000	550,880
Series C, AMT, 5.00%, 12/1/2044	285,000	285,186
		36,982,087
MINNESOTA — 0.6%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	140,234
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	35,000	34,600
Series A, 5.00%, 3/1/2039	500,000	485,745
Series A, 5.50%, 7/1/2035	150,000	146,239
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	343,857
Series A, 5.00%, 7/1/2056	2,125,000	1,870,569
Series A, 5.38%, 8/1/2050	1,000,000	1,012,578
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	91,712
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (b)	300,000	295,510
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	897,282
Series A, 5.00%, 8/1/2048	1,050,000	866,175
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	126,283
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	144,992
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,572,241
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	959,775

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	$235,000	$208,412
Series A, 5.00%, 12/1/2041	500,000	500,086
Series A, 5.00%, 9/1/2043	1,315,000	1,324,621
Series A, 5.00%, 11/15/2047	995,000	1,006,258
5.25%, 3/1/2043 (b)	1,205,000	1,218,283
Series A, 5.30%, 7/1/2045	500,000	501,156
5.50%, 3/1/2053 (b)	1,765,000	1,808,854
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (b)	255,000	250,453
Woodbury Housing & Redevelopment Authority Revenue, MN:
5.00%, 12/1/2029	225,000	225,212
5.25%, 12/1/2049	340,000	313,586
		17,344,713
MISSISSIPPI — 0.3%
County of Warren Revenue, MS:
Series A, VRN, 1.38%, 5/1/2034 (a)	1,350,000	1,316,874
Series C, VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,073,009
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,021
Mississippi Development Bank Revenue, MS:
AGM, 3.50%, 9/1/2034 (e)	300,000	282,205
4.00%, 10/1/2035 (b)	500,000	452,372
4.00%, 10/1/2041 (b)	1,000,000	830,220
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,124,455
Series A, 5.00%, 9/1/2046	400,000	400,897
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	629,817
Series A, 5.00%, 10/15/2036	500,000	515,610
		8,945,480
MISSOURI — 1.0%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	289,076
4.00%, 3/1/2041	120,000	116,526
4.00%, 3/1/2046	100,000	95,397
City of Jennings Revenue, MO 5.00%, 11/1/2023 (f)	107,019	19,263
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (b)	85,000	82,386
Security Description	Principal Amount	Value
City of St. Louis Airport Revenue, MO 5.50%, 7/1/2031 (e)	$245,000	$280,048
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	106,456
5.00%, 8/1/2029	70,000	63,574
5.00%, 8/1/2030	530,000	474,272
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,939,325
4.00%, 6/1/2053	500,000	477,093
Series C, 4.00%, 11/15/2049	5,000,000	4,702,259
4.25%, 8/1/2035	280,000	263,880
4.25%, 12/1/2042 (b)	450,000	425,487
Series A, 5.00%, 2/1/2036	650,000	658,957
Series A, 5.00%, 2/1/2042	115,000	117,260
Series A, 5.25%, 2/1/2048	1,070,000	1,120,834
Series A, 5.25%, 2/1/2054	640,000	665,866
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (b)	1,000,000	1,000,356
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	621,506
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,570,000	1,205,700
Series A, 5.50%, 6/15/2042 (b)	500,000	481,768
Series A, 5.63%, 6/15/2053 (b)	400,000	382,138
Series A, 5.75%, 6/15/2054	500,000	507,427
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,376
Series B, AMT, 5.00%, 3/1/2033	760,000	795,447
Series B, 5.00%, 11/15/2046	449,515	319,852
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,533,090
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	737,537
Series A, 5.00%, 8/15/2051	1,000,000	876,462
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	401,156

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	$265,000	$252,675
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	149,991
Series A, 5.00%, 12/1/2025	85,000	85,181
Series A, 5.00%, 9/1/2038	350,000	354,041
Series A, 5.25%, 9/1/2045 (b)	3,000,000	2,949,552
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	210,978
		25,772,192
MONTANA — 0.4%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	8,150,000	8,037,721
Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	651,281
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	84,481
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	207,933
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	326,534
		9,307,950
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	727,106
Series A, 5.00%, 9/1/2036	1,140,000	1,223,219
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	580,000	634,112
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	600,000	603,322
		3,187,759
NEVADA — 0.3%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	252,764
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	148,126
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,034,333
Security Description	Principal Amount	Value
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (b)	$90,000	$86,031
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	115,379
Series A, 4.00%, 6/15/2035	500,000	503,512
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	340,190
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (b)	555,000	555,281
Series A, 5.00%, 12/15/2038 (b)	750,000	751,324
AMT, 5.75%, 2/15/2038 (b) (f)	1,095,000	109,500
5.88%, 12/15/2027 (b) (f)	516,172	103,234
6.25%, 12/15/2037 (b) (f)	2,280,000	456,000
AMT, 6.95%, 2/15/2038 (b) (f)	980,568	98,057
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,561,672
		8,115,403
NEW HAMPSHIRE — 0.9%
New Hampshire Business Finance Authority Revenue, NH:
Series A, VRN, 3.63%, 7/1/2043 (a) (b)	2,960,000	2,457,726
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,129,126
4.00%, 1/1/2051	1,330,000	1,067,604
Series 1A, 4.13%, 1/20/2034	5,605,532	5,499,382
Series C, AMT, 4.88%, 11/1/2042 (b)	1,855,000	1,769,408
5.00%, 7/1/2031 (b)	1,015,000	983,552
5.00%, 7/1/2041 (b)	1,855,000	1,637,350
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (b)	5,000,000	4,498,015
5.00%, 10/1/2038	3,000,000	3,030,956
Series A, 6.13%, 7/1/2052 (b) (f)	218,833	22
		25,073,141
NEW JERSEY — 2.4%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	395,000	345,374
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	500,553

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	$120,000	$119,721
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	90,000	90,494
New Jersey Economic Development Authority Revenue, NJ:
Series B, AGC, Zero Coupon, 7/1/2027 (e)	160,000	141,868
Series A, 3.38%, 7/1/2030	555,000	527,913
Series A, 4.00%, 11/1/2027	525,000	534,122
Series C, 4.00%, 6/15/2047	155,000	150,483
Series MMM, 4.00%, 6/15/2036	335,000	340,241
Series QQQ, 4.00%, 6/15/2050	210,000	200,594
Series A, 4.13%, 7/1/2030	110,000	101,669
Series AAA, 4.13%, 6/15/2025	365,000	366,916
Series XX, 4.38%, 6/15/2027	175,000	175,674
AMT, 5.00%, 10/1/2037	100,000	103,126
AMT, 5.00%, 10/1/2047	750,000	760,479
Series A, 5.00%, 6/1/2036	490,000	483,493
Series A, 5.00%, 11/1/2044	500,000	522,345
Series A, 5.00%, 6/15/2047	510,000	520,208
Series C, 5.00%, 6/15/2047	365,000	372,306
Series DDD, 5.00%, 6/15/2027	500,000	522,614
Series PP, 5.00%, 6/15/2025	100,000	100,052
Series WW, 5.00%, 6/15/2035	500,000	508,340
Series WW, 5.00%, 6/15/2036	240,000	244,003
Series WW, 5.00%, 6/15/2037	390,000	396,505
Series A, AGM, AMT, 5.13%, 1/1/2039 (e)	720,000	720,613
5.25%, 9/15/2029	50,000	50,048
5.25%, 1/1/2044	750,000	720,811
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,521,847
New Jersey Economic Development, NJ Zero Coupon, 11/1/2031 (h)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	478,882
3.50%, 6/15/2027	125,000	124,102
Series G, 3.50%, 7/1/2031	215,000	210,517
Series B, 5.00%, 9/1/2036	300,000	307,446
Series B, 5.50%, 9/1/2032	150,000	155,342
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	521,633
4.00%, 7/1/2048	175,000	157,049
Security Description	Principal Amount	Value
5.00%, 10/1/2026	$500,000	$514,352
5.00%, 10/1/2027	905,000	943,599
5.00%, 10/1/2028	100,000	104,284
5.00%, 7/1/2041	1,000,000	1,002,824
Series B, 5.00%, 9/15/2027	170,000	170,244
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2025	230,000	218,080
Series A, Zero Coupon, 12/15/2027	820,000	721,397
Series A, Zero Coupon, 12/15/2028	100,000	84,773
Series A, Zero Coupon, 12/15/2030	265,000	208,127
Series A, Zero Coupon, 12/15/2033	285,000	199,358
Series A, Zero Coupon, 12/15/2035	615,000	397,558
Series A, Zero Coupon, 12/15/2038	710,000	401,354
Series C, AMBAC, Zero Coupon, 12/15/2028 (e)	125,000	106,199
Series AA, 3.75%, 6/15/2033	500,000	489,578
Series AA, 4.00%, 6/15/2036	400,000	404,981
Series AA, 4.00%, 6/15/2037	250,000	252,187
Series AA, 4.00%, 6/15/2040	2,660,000	2,634,438
Series BB, 4.00%, 6/15/2036	200,000	201,781
Series BB, 4.00%, 6/15/2044	5,640,000	5,494,244
Series AA, 4.75%, 6/15/2035	260,000	262,440
Series AA, 4.75%, 6/15/2038	185,000	186,414
Series A, 5.00%, 12/15/2024	270,000	271,573
Series A, 5.00%, 12/15/2025	250,000	255,235
Series A, 5.00%, 12/15/2028	100,000	107,072
Series A, 5.00%, 6/15/2029	175,000	179,401
Series A, 5.00%, 12/15/2029	350,000	372,885
Series A-1, 5.00%, 6/15/2027	700,000	718,353
Series AA, 5.00%, 6/15/2026	350,000	350,152
Series AA, 5.00%, 6/15/2037	560,000	608,308
Series AA, 5.00%, 6/15/2038	440,000	440,220
Series BB, 5.00%, 6/15/2046	4,250,000	4,589,635
Series BB, 5.00%, 6/15/2050	500,000	511,854
Series CC, 5.00%, 6/15/2048	3,000,000	3,199,987
Series D, 5.00%, 12/15/2024	645,000	648,586
Series AA, 5.25%, 6/15/2029	90,000	91,334
Series AA, 5.25%, 6/15/2031	675,000	684,935
Series AA, 5.25%, 6/15/2041	200,000	202,164
Series AA, 5.25%, 6/15/2043	500,000	522,234
Series C, 5.25%, 6/15/2032	500,000	502,962
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	2,000,000	2,017,306
Series E, 5.00%, 1/1/2034	300,000	301,589
Series E, 5.00%, 1/1/2045	500,000	502,649
Series B, 5.25%, 1/1/2049	5,000,000	5,510,972

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Newark Housing Authority Revenue, NJ 5.00%, 1/1/2032 (e)	$435,000	$464,305
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	156,292
Series B, AMT, 5.00%, 1/1/2048	500,000	509,941
South Jersey Transportation Authority Revenue, NJ:
Series A, AGM, 5.00%, 11/1/2031 (e)	750,000	808,710
Series A, 5.00%, 11/1/2039	2,000,000	2,003,372
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	184,143
Series A, 5.00%, 6/1/2046	780,000	796,641
Series B, 5.00%, 6/1/2046	5,135,000	5,181,972
Series A, 5.25%, 6/1/2046	1,905,000	1,969,525
		63,759,902
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,506,715
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	315,174
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	155,000	144,766
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	431,054
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (b)	4,000,000	3,720,687
		7,118,396
NEW YORK — 9.2%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	257,049
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	2,410,000	2,497,351
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	147,853
Series A, 5.00%, 7/15/2042	4,250,000	4,317,582
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	458,044
Security Description	Principal Amount	Value
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (b)	$265,000	$266,299
5.00%, 11/1/2039	250,000	150,000
5.00%, 8/1/2047	1,040,000	1,045,808
Series A, 5.00%, 6/1/2047 (b)	150,000	150,789
Series A, 5.00%, 6/15/2051 (b)	1,500,000	1,471,654
Series B-1, 5.00%, 6/1/2055 (b)	1,215,000	1,049,553
5.25%, 11/1/2034	250,000	150,000
Series A, 5.25%, 6/15/2043 (b)	1,050,000	1,088,685
Series A1, 5.25%, 6/1/2040 (b)	720,000	710,798
5.50%, 11/1/2044	895,000	537,000
Series A1, 5.50%, 6/1/2055 (b)	610,000	569,733
5.75%, 6/1/2042 (b)	1,000,000	1,065,326
Series B, 7.00%, 4/15/2053 (b)	2,000,000	2,242,181
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	605,946
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (b)	2,000,000	2,012,678
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,103,026
Series B, 4.00%, 7/1/2044	400,000	377,340
Series B, 4.00%, 7/1/2049	400,000	366,330
Series A, 5.00%, 7/1/2045	725,000	729,311
Series A, 5.00%, 7/1/2051	800,000	803,156
Series B, 5.00%, 7/1/2027	770,000	780,366
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (b)	20,250,000	2,448,638
Series A, 5.00%, 6/1/2038	175,000	168,702
Series A, 5.00%, 6/1/2045	635,000	598,810
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,865,000	538,415
Series A, 5.00%, 1/1/2056	3,500,000	3,017,378
Series C, 5.63%, 1/1/2055 (a)	620,000	566,157
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	824,930

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	$2,800,000	$2,681,823
Jefferson County Industrial Development Agency Revenue, NY AMT, 5.25%, 1/1/2024 (b) (f)	144,083	1
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	460,874
Series A, 5.00%, 9/1/2037	540,000	595,209
Series A, 5.00%, 9/1/2038	485,000	532,044
Metropolitan Transportation Authority Revenue, NY:
Series C2, Zero Coupon, 11/15/2027	715,000	630,486
Series C2, Zero Coupon, 11/15/2032	300,000	217,201
Series D, 3.00%, 11/15/2032	215,000	198,005
Series C1, 3.25%, 11/15/2036	290,000	258,381
Series A-1, AGM, 4.00%, 11/15/2041 (e)	10,000	9,978
Series D, 4.00%, 11/15/2042	2,440,000	2,399,578
Series E, 4.00%, 11/15/2045	1,500,000	1,461,857
Series A-1, 5.00%, 11/15/2040	560,000	565,637
Series A-1, 5.00%, 11/15/2047	520,000	544,144
Series B, 5.00%, 11/15/2026	115,000	119,230
Series B, 5.00%, 11/15/2037	625,000	639,856
Series C, 5.00%, 11/15/2032	550,000	552,569
Series C1, 5.00%, 11/15/2031	425,000	432,529
Series D1, 5.00%, 11/15/2039	585,000	586,845
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	519,058
5.00%, 1/1/2050	500,000	398,821
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	6,000,000	6,000,043
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	744,573
Series A, 5.00%, 7/1/2043	1,240,000	1,277,674
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A3, 5.00%, 6/1/2035	2,385,000	2,215,411
Series A3, 5.13%, 6/1/2046	1,380,000	1,266,497
Series A2, 5.25%, 6/1/2026 (a)	490,774	482,641
New York City Housing Development Corp. Revenue, NY Series D, 3.00%, 2/15/2048	100,000	99,651
Security Description	Principal Amount	Value
New York City Industrial Development Agency Revenue, NY:
AGC, Zero Coupon, 3/1/2033 (e)	$530,000	$374,871
AGC, Zero Coupon, 3/1/2036 (e)	340,000	210,217
AGC, Zero Coupon, 3/1/2045 (e)	575,000	216,806
Series A, AGM, 5.00%, 1/1/2028 (e)	500,000	524,587
5.75%, 10/1/2037 (f)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	241,816
5.00%, 11/15/2026	700,000	710,786
5.00%, 11/15/2045	2,170,000	2,190,040
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,444,982
Series A, 5.00%, 6/1/2045	1,000,000	910,499
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	848,600
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	270,000	269,467
Series C, 3.75%, 6/1/2045	225,000	177,601
Series A-2B, 5.00%, 6/1/2045	1,000,000	938,268
New York Liberty Development Corp. Revenue, NY:
5.00%, 11/15/2044 (b)	15,300,000	15,314,524
5.15%, 11/15/2034 (b)	4,145,000	4,157,576
5.25%, 10/1/2035	1,500,000	1,731,684
7.25%, 11/15/2044 (b)	2,815,000	2,829,733
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,461,671
Series A, 3.00%, 7/1/2033	2,150,000	1,638,360
Series A, 4.00%, 9/1/2040	1,870,000	1,761,120
Series A, 4.00%, 9/1/2045	1,500,000	1,379,819
Series A, 4.00%, 9/1/2050	565,000	506,857
Series A, 4.25%, 5/1/2042	285,000	256,420
Series A, 5.00%, 8/1/2032	130,000	133,154
Series A, 5.00%, 7/1/2036	500,000	511,448
Series A, 5.00%, 7/1/2040	1,305,000	1,309,780
Series A, 5.00%, 7/1/2046	850,000	859,824
Series A, 5.15%, 7/1/2024 (e)	180,000	180,000
5.25%, 7/1/2031 (e)	265,000	270,166
AMBAC, 5.50%, 7/1/2035 (e)	235,000	251,913
Series A, 5.50%, 1/1/2039	400,000	400,000
Series A, 5.50%, 1/1/2044	850,000	850,000

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (a)	$3,475,000	$3,407,510
Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	589,817
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	393,643
Series L, 5.00%, 1/1/2033	610,000	647,961
Series P, 5.00%, 1/1/2036	2,240,000	2,606,735
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	245,000	238,843
AMT, 3.00%, 8/1/2031	1,030,000	970,483
AMT, 4.00%, 10/1/2030	1,900,000	1,904,026
AMT, 4.00%, 4/30/2053	5,005,000	4,153,470
Series A, AMT, 4.00%, 1/1/2036	910,000	910,199
Series A, AMT, 4.00%, 12/1/2039	1,675,000	1,654,127
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,447,302
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,075,758
Series A-P3, AGM, AMT, 4.00%, 7/1/2037 (e)	100,000	98,470
Series A-P3, AMT, 4.00%, 7/1/2041	5,030,000	4,756,583
Series C, 4.00%, 12/1/2040	1,625,000	1,611,290
Series C, 4.00%, 12/1/2042	2,000,000	1,953,184
AMT, 4.38%, 10/1/2045	5,000,000	4,896,262
AMT, 5.00%, 8/1/2026	1,755,000	1,755,713
AMT, 5.00%, 1/1/2028	275,000	286,371
AMT, 5.00%, 1/1/2029	120,000	124,508
AMT, 5.00%, 8/1/2031	3,930,000	3,930,736
AMT, 5.00%, 10/1/2035	4,875,000	5,125,051
AMT, 5.00%, 10/1/2040	12,875,000	13,395,302
AMT, 5.00%, 12/1/2040	2,000,000	2,103,587
Series A, AMT, 5.00%, 1/1/2027	350,000	359,863
Series A, AMT, 5.00%, 1/1/2030	365,000	378,712
Series A, AMT, 5.00%, 12/1/2032	1,250,000	1,327,711
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,339,909
Series A, AMT, 5.00%, 1/1/2036	2,910,000	2,996,298
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,168
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	515,003
Series C, 5.00%, 12/1/2033	1,000,000	1,088,767
AMT, 5.25%, 8/1/2031	4,205,000	4,459,900
AMT, 5.25%, 6/30/2049	1,085,000	1,133,374
Security Description	Principal Amount	Value
Series A-P3, AMT, 5.25%, 1/1/2050	$3,675,000	$3,675,080
AMT, 5.38%, 8/1/2036	3,050,000	3,247,514
AMT, 5.38%, 6/30/2060	8,485,000	8,758,730
AMT, 5.50%, 6/30/2054	1,300,000	1,377,919
AMT, 5.63%, 4/1/2040	13,025,000	14,163,619
AMT, 6.00%, 4/1/2035	2,000,000	2,260,448
AMT, 6.00%, 6/30/2054	2,160,000	2,372,175
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (b)	250,000	273,788
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054 (g)	470,000	482,055
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	561,615
Series 194, 5.00%, 10/15/2033	515,000	524,751
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	370,877
Suffolk Regional Off-Track Betting Co. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,603,922
6.00%, 12/1/2053	1,500,000	1,563,456
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	446,478
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	114,333
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,574,204
Series A, AMT, 5.00%, 1/1/2032	100,000	75,837
Series A, AMT, 5.00%, 1/1/2033	150,000	113,620
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	555,701
Series B, 5.00%, 6/1/2045	3,000,000	2,704,483
Series B, 5.00%, 6/1/2048	5,950,000	5,288,882
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	333,000	300,303
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (b)	700,000	631,053
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	235,761
Series A, 4.50%, 7/1/2056 (b)	3,000,000	2,665,757

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.00%, 11/1/2046	$2,665,000	$2,486,296
Series A, 5.00%, 7/1/2036 (b)	3,015,000	3,099,197
6.25%, 11/1/2052	1,585,000	1,787,900
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	159,045
		245,791,528
NORTH CAROLINA — 0.5%
North Carolina Department of Transportation Revenue, NC:
Series A, AMT, 5.00%, 12/31/2037	250,000	252,311
Series A, AMT, 5.00%, 6/30/2054	575,000	575,352
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	390,794
Series A, 4.00%, 3/1/2051	1,500,000	1,206,744
5.00%, 7/1/2045	500,000	404,444
Series A, 5.00%, 7/1/2044	500,000	457,435
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	3,000,000	3,102,154
Series A, 5.00%, 7/1/2047	1,300,000	1,317,224
Series A, AGM, 5.00%, 1/1/2058 (e)	5,535,000	5,845,088
		13,551,546
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,511,093
4.00%, 12/1/2038	2,300,000	2,145,839
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	5,947,877
University of North Dakota, Certificate Participation, ND Series A, AGM, 2.50%, 6/1/2054 (e)	500,000	308,832
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	75,000	66,176
		9,979,817
OHIO — 4.8%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	572,151
American Municipal Power, Inc. Revenue, OH Series C, 5.00%, 2/15/2033	735,000	796,548
Security Description	Principal Amount	Value
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Zero Coupon, 6/1/2057	$20,000,000	$1,870,308
Series A-2, 3.00%, 6/1/2048	3,000,000	2,275,614
Series A-2, 5.00%, 6/1/2035	540,000	577,869
Series B-2, 5.00%, 6/1/2055	48,975,000	45,148,035
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	2,970,765
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	293,254
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,320,494
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (b)	1,100,000	946,998
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	675,037
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,988,025
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	200,053
5.25%, 2/15/2047	2,000,000	2,015,838
5.50%, 2/15/2052	3,000,000	3,053,891
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,000,710
5.50%, 7/1/2041	1,500,000	1,533,100
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	672,877
5.00%, 1/1/2051	750,000	712,028
County of Lucas Revenue, OH:
Series A, AGM, 4.13%, 11/15/2042 (e)	600,000	583,091
Series A, 5.25%, 11/15/2048	4,585,000	4,674,483
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,034,050
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,551,811
Series A, 6.25%, 4/1/2049 (b) (f)	500,000	131,500
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	990,578
5.00%, 2/15/2044	200,000	188,306
5.00%, 2/15/2048	4,390,000	4,058,485
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,170,089

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	$670,000	$664,895
5.00%, 12/1/2051	2,060,000	2,025,708
Jefferson County Port Authority Revenue, OH:
AMT, 3.50%, 12/1/2051 (b)	2,250,000	1,732,520
5.00%, 12/1/2053 (a) (b)	7,365,000	7,486,326
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (b) (f)	550,000	22,000
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.10%, 7/1/2028 (a)	2,800,000	2,776,032
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	200,000	177,286
Series A, 3.25%, 9/1/2029	3,000,000	2,880,367
AMT, 4.25%, 1/15/2038 (b)	215,000	215,768
Series A, AMT, VRN, 4.25%, 11/1/2039 (a)	5,490,000	5,518,730
AMT, 4.50%, 1/15/2048 (b)	1,000,000	988,530
AMT, 5.00%, 7/1/2049 (b)	8,255,000	7,687,256
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	92,910
Series A, 5.00%, 12/1/2050	1,000,000	938,563
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	228,314
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,180,738
5.50%, 12/1/2043	400,000	376,601
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,150,346
6.00%, 12/1/2058	3,000,000	3,260,460
		128,409,338
OKLAHOMA — 0.8%
Norman Regional Hospital Authority Revenue, OK:
3.25%, 9/1/2039	555,000	407,997
4.00%, 9/1/2045	3,565,000	2,925,796
5.00%, 9/1/2045	2,315,000	2,292,278
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	105,000	101,974
Series B, 5.00%, 8/15/2028	400,000	411,470
Series B, 5.00%, 8/15/2033	3,000,000	3,090,198
Series B, 5.00%, 8/15/2038	350,000	358,033
Security Description	Principal Amount	Value
Series B, 5.25%, 8/15/2043	$5,000,000	$5,129,097
Series B, 5.50%, 8/15/2057	2,500,000	2,564,931
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (f)	199,640	399
Series A, 6.88%, 11/1/2046 (f)	33,274	67
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	1,008,591
Series B, AMT, 5.50%, 12/1/2035	700,000	700,603
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,501,293
		20,492,727
OREGON — 0.5%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,114,223
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	858,538
Series A, 4.00%, 12/1/2056	4,500,000	3,235,451
Series A, 5.50%, 10/1/2049	1,000,000	1,003,817
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,007,507
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,606,805
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	637,787
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	638,585
4.00%, 5/15/2057	1,500,000	1,165,206
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	278,497
Series A, 5.00%, 11/15/2046	640,000	530,845
Series A, 5.00%, 11/15/2051	2,200,000	1,768,419
Series A, 5.00%, 11/15/2056	500,000	391,916
		14,237,596
PENNSYLVANIA — 3.5%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	643,747

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	$2,025,000	$2,030,141
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	956,315
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (b)	12,355,000	12,418,069
6.25%, 5/1/2042 (b)	1,000,000	1,001,500
Berks County Industrial Development Authority Revenue, PA:
4.00%, 11/1/2039	200,000	126,000
4.00%, 11/1/2047	785,000	494,550
5.00%, 11/1/2025	1,065,000	692,250
5.00%, 11/1/2026	500,000	315,000
5.00%, 11/1/2030	980,000	617,400
5.00%, 11/1/2034	1,260,000	793,800
5.00%, 11/1/2036	400,000	252,000
5.00%, 11/1/2050	500,000	315,000
Berks County Municipal Authority Revenue, PA:
Series A, 4.25%, 11/1/2041	1,075,000	677,250
Series A, 5.00%, 2/1/2025	600,000	420,000
Series A, 5.00%, 2/1/2028	1,000,000	630,000
Series A, 5.00%, 2/1/2030	400,000	252,000
Series A, 5.00%, 2/1/2031	750,000	472,500
Series A, 5.00%, 2/1/2032	790,000	497,700
Series A, 5.00%, 11/1/2044	285,000	179,550
Series B-1, VRN, 5.00%, 2/1/2040 (a)	550,000	409,750
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,418,891
5.00%, 7/1/2039	2,850,000	2,664,362
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	347,096
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	499,927
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	608,062
Chester County Industrial Development Authority Revenue, PA 5.00%, 10/1/2044	1,945,000	1,910,839
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	533,601
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2047	$545,000	$559,063
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 8/1/2033	110,000	111,307
Series B, 5.00%, 2/1/2037	775,000	822,062
County of Lehigh Revenue, PA Series A, 5.00%, 7/1/2027	155,000	160,317
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	296,103
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (b)	465,000	433,275
6.25%, 10/15/2053 (b)	2,800,000	2,187,775
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,003
4.00%, 8/1/2045	170,000	166,963
5.25%, 10/1/2032	115,000	114,880
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (b)	995,000	989,124
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	516,616
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,144,169
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	108,167
Series A, 5.00%, 7/1/2049	2,375,000	2,331,629
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	855,000	820,427
Geisinger Authority Revenue, PA Series A, 4.00%, 4/1/2050	5,000,000	4,717,909
Hazleton Area School District, General Obligation, PA Series B, Zero Coupon, 3/1/2025 (e)	160,000	155,845
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	328,679
5.00%, 7/1/2031	845,000	856,203
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	337,896
Series A, 5.00%, 12/1/2047	100,000	82,598
5.13%, 7/1/2037	390,000	381,855
5.25%, 7/1/2041	180,000	174,492
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	113,439

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 11/1/2041	$250,000	$235,702
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (b)	170,000	168,026
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	523,674
5.00%, 12/1/2032	250,000	255,099
Series A, 5.00%, 10/1/2026	110,000	109,305
Series A, 5.00%, 9/1/2031	325,000	339,658
Series A, 5.00%, 9/1/2035	300,000	312,981
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,040,051
5.00%, 11/15/2036	100,000	102,510
5.25%, 1/1/2040	205,000	200,956
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	814,354
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	639,675
Series A, 5.00%, 8/15/2048	630,000	642,651
Penn Hills School District, General Obligation, PA 3.00%, 10/1/2037 (e)	900,000	801,883
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A1, 4.00%, 4/15/2050	3,350,000	3,122,566
5.00%, 12/31/2028	360,000	364,365
5.00%, 12/31/2038	3,820,000	3,855,510
Series C, 5.25%, 12/1/2037 (a)	1,000,000	1,009,783
AMT, 5.75%, 6/30/2048	8,270,000	8,961,759
Series A1, 10.00%, 12/1/2040 (b) (f)	345,000	189,750
Series A2, AMT, 10.00%, 12/1/2040 (b) (f)	345,000	189,750
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT1, 3.00%, 6/15/2045	615,000	482,631
5.00%, 5/1/2035	150,000	151,920
5.00%, 5/1/2037	2,000,000	1,731,654
5.00%, 5/1/2042	500,000	410,002
Series A, 5.00%, 11/1/2036	980,000	982,900
Series A, AGM, 5.00%, 5/1/2038 (e)	555,000	595,174
Series A, AGM, 5.00%, 5/1/2039 (e)	495,000	528,491
Series A, 5.00%, 9/1/2045	280,000	281,058
Security Description	Principal Amount	Value
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	$100,000	$78,623
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	731,921
Series B, 4.00%, 12/1/2046	500,000	491,310
Series C, 4.00%, 12/1/2038	500,000	506,736
2nd Series, 5.00%, 12/1/2038	600,000	627,163
Series A, 5.00%, 12/1/2044	500,000	523,555
Series A-1, 5.00%, 12/1/2037	380,000	396,125
Series A2, 5.00%, 12/1/2028 (a)	500,000	520,042
Series B, 5.00%, 12/1/2036	600,000	609,811
Series B, 5.00%, 12/1/2040	855,000	865,686
Series B1, 5.25%, 6/1/2047	550,000	565,644
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,789,840
5.00%, 6/15/2050	500,000	460,400
Series A, 5.00%, 7/1/2037	290,000	277,437
Series A, 5.00%, 9/1/2037	575,000	588,805
Series A, 5.00%, 7/1/2042	2,000,000	1,820,625
Series A, 5.38%, 6/15/2050 (b)	570,000	542,818
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	400,000	397,898
School District of Philadelphia, General Obligation, PA Series F, 5.00%, 9/1/2038	860,000	869,062
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	145,000	145,054
State Public School Building Authority Revenue, PA Series A, 5.00%, 6/1/2027	880,000	903,394
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,377
		95,094,260
PUERTO RICO — 11.6%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,506,010
Series A, Zero Coupon, 5/15/2057	175,000,000	12,562,830
Series B, Zero Coupon, 5/15/2057	13,200,000	830,169
5.50%, 5/15/2039	535,000	537,817
5.63%, 5/15/2043	3,790,000	3,835,278

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Commonwealth of Puerto Rico, General Obligation, PR:
Series A, Zero Coupon, 7/1/2024	$6,253,064	$6,253,064
Series A1, 4.00%, 7/1/2033	7,000,000	7,010,504
Series A1, 4.00%, 7/1/2035	10,384,000	10,193,576
Series A1, 4.00%, 7/1/2037	9,287,000	8,940,018
Series A1, 4.00%, 7/1/2041	21,607,000	20,137,895
Series A1, 4.00%, 7/1/2046	18,113,000	16,386,108
Series A1, 5.63%, 7/1/2027	1,500,000	1,564,991
Series A1, 5.63%, 7/1/2029	5,000,000	5,362,577
Series A1, 5.75%, 7/1/2031	10,000,000	11,104,387
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	37,598
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (b)	2,400,000	2,247,394
Series B, 4.00%, 7/1/2042 (b)	7,305,000	6,840,506
Series B, 4.00%, 7/1/2047 (b)	2,585,000	2,322,036
Series A, 5.00%, 7/1/2033 (b)	275,000	290,080
Series A, 5.00%, 7/1/2047 (b)	8,465,000	8,565,370
Series B, 5.00%, 7/1/2025 (b)	990,000	998,508
Series B, 5.00%, 7/1/2029 (b)	1,090,000	1,138,089
Series B, 5.00%, 7/1/2033 (b)	8,615,000	9,087,401
Series B, 5.00%, 7/1/2037 (b)	3,035,000	3,166,035
Series A, 6.13%, 7/1/2024 (a)	90,000	90,000
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, 5.00%, 7/1/2026 (e)	140,000	139,324
Series V, AGM, 5.25%, 7/1/2027 (e)	920,000	921,263
Series VV, 5.25%, 7/1/2025 (e)	710,000	707,113
Series VV, 5.25%, 7/1/2026 (e)	795,000	789,301
Series VV, 5.25%, 7/1/2034 (e)	770,000	762,922
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	516,095
Series A, 5.00%, 7/1/2033 (e)	435,000	432,883
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	588,199
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,776,033
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2024	161,000	161,000
Series A-1, Zero Coupon, 7/1/2027	669,000	596,329
Security Description	Principal Amount	Value
Series A-1, Zero Coupon, 7/1/2029	$2,281,000	$1,882,257
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,861,012
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,660,163
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,320,739
Series A2, 4.33%, 7/1/2040	21,800,000	21,507,727
Series A2, 4.54%, 7/1/2053	3,058,000	2,912,087
Series A-1, 4.55%, 7/1/2040	6,290,330	6,313,834
Series A2, 4.55%, 7/1/2040	100,000	80,609
Series A-1, 4.75%, 7/1/2053	21,420,000	21,108,073
Series B-1, 4.75%, 7/1/2053	2,996,000	2,952,371
Series A2, 4.78%, 7/1/2058	34,165,000	33,623,369
Series A-1, 5.00%, 7/1/2058	54,413,000	54,201,170
		311,822,114
RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.25%, 5/15/2054	750,000	795,861
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	19,210,000	3,549,589
Series B, Zero Coupon, 6/1/2052	5,000,000	851,865
Series B, 4.50%, 6/1/2045	2,970,000	2,979,956
Series A, 5.00%, 6/1/2040	1,000,000	1,005,526
		9,182,797
SOUTH CAROLINA — 0.8%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,010,263
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (b)	600,000	451,729
5.00%, 11/1/2037	500,000	500,856
5.00%, 1/1/2055 (b)	3,000,000	2,674,203
Series A, 5.00%, 5/1/2043	2,440,000	2,484,555
Series A, 5.13%, 6/15/2042 (b)	1,000,000	976,468
5.25%, 11/15/2047	1,750,000	1,706,195
Series A, 5.25%, 8/15/2033	100,000	102,091
Series B-1, 5.75%, 11/15/2029	2,000,000	1,952,123
Series A, 7.00%, 11/1/2033 (b)	270,000	272,646
Series A, 7.13%, 6/15/2053 (b)	1,000,000	1,046,716
Series A, 7.25%, 6/15/2058 (b)	1,325,000	1,386,578

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
South Carolina Ports Authority Revenue, SC Series A, AMT, 4.00%, 7/1/2040	$245,000	$235,353
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	414,565
Series A, 4.00%, 12/1/2052	2,000,000	1,826,362
Series B, 4.00%, 12/1/2056	360,000	325,106
Series A, 5.50%, 12/1/2054	3,000,000	3,000,982
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	186,031
		20,552,822
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	226,868
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	104,189
5.00%, 9/1/2032	215,000	223,349
5.00%, 7/1/2046	1,000,000	1,014,835
		1,569,241
TENNESSEE — 0.6%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (b)	3,350,000	2,197,652
Series A, 5.13%, 12/1/2042 (b)	400,000	379,642
Chattanooga-Hamilton County Hospital Authority Revenue, TN Series A, 5.00%, 10/1/2044	1,750,000	1,741,056
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	618,853
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	500,000	509,487
5.00%, 4/1/2031	240,000	244,330
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	76,656
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (b)	1,150,000	956,634
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	472,738
Security Description	Principal Amount	Value
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (b)	$430,000	$435,719
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	553,757
Series A, 5.50%, 9/1/2047	400,000	320,994
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	4,000,000	4,273,803
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	959,640
Series B, 5.63%, 9/1/2026	3,405,000	3,518,156
		17,259,117
TEXAS — 4.6%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (b)	1,500,000	1,360,403
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	545,535
Series A, 4.00%, 8/15/2046	860,000	737,394
VRN, 4.50%, 6/15/2056 (a) (b)	500,000	500,053
4.88%, 6/15/2059 (b) (g)	1,000,000	982,667
5.00%, 6/15/2064 (b) (g)	1,200,000	1,183,616
Series A, 5.00%, 8/15/2048	15,000	14,509
Series A, 5.00%, 6/15/2051	3,500,000	3,204,983
Series A, 6.00%, 2/15/2043 (b)	1,035,000	1,066,794
Series A, 6.13%, 2/15/2053 (b)	1,000,000	1,023,645
6.25%, 6/1/2052 (b)	2,500,000	2,612,373
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	403,217
Series B, 5.00%, 1/1/2032	1,840,000	1,811,465
Series B, 5.00%, 1/1/2034	300,000	294,326
Central Texas Regional Mobility Authority Revenue, TX:
Series B, 4.00%, 1/1/2041	200,000	200,119
Series G, 4.00%, 1/1/2050	2,000,000	1,819,199
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	500,652
Series C, 5.00%, 8/15/2037	500,000	500,374
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	1,004,516
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	650,184

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
City of Houston Airport System Revenue, TX:
Series B-1, AMT, 4.00%, 7/15/2041	$2,965,000	$2,849,504
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,403,162
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,921,294
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,546,229
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,583,213
Series D, 5.00%, 7/1/2029	115,000	122,409
Series A, AMT, 6.50%, 7/15/2030	300,000	300,414
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (b)	1,000,000	887,061
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (b)	750,000	751,369
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	105,000	101,810
Series A, 4.35%, 12/1/2042	290,000	272,687
Series D, 5.25%, 8/15/2027	530,000	536,738
Series D, 5.25%, 8/15/2028	1,000,000	1,013,284
Series A, 6.00%, 6/15/2043 (b)	2,000,000	2,052,444
Series D, 6.13%, 8/15/2048	3,010,000	3,058,512
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (b)	500,000	496,916
Decatur Hospital Authority Revenue, TX Series A, 5.25%, 9/1/2029	335,000	335,748
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	189,940
4.00%, 8/15/2038	885,000	822,957
5.00%, 8/15/2037	200,000	203,025
5.00%, 8/15/2039	690,000	688,534
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	650,000	650,081
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	890,000	931,562
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	100,960
Security Description	Principal Amount	Value
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (a)	$1,100,000	$1,112,262
Harris County-Houston Sports Authority Revenue, TX:
Series H, Zero Coupon, 11/15/2024 (e)	1,000,000	984,178
Series H, Zero Coupon, 11/15/2036 (e)	105,000	55,379
Series H, Zero Coupon, 11/15/2040 (e)	5,165,000	2,059,681
Series A, AGM, 3.13%, 11/15/2056 (e)	510,000	378,403
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	638,154
5.00%, 5/15/2037	550,000	597,116
5.00%, 5/15/2038	735,000	796,467
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	3,000,141
Series A, AMBAC, 4.40%, 5/1/2030 (e)	495,000	500,399
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (f)	541,434	5,414
Mission Economic Development Corp. Revenue, TX Series A, AMT, 4.63%, 10/1/2031 (b)	4,830,000	4,789,537
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (a)	1,275,924	482,690
5.00%, 11/15/2031	850,000	870,350
5.00%, 1/1/2047	500,000	466,733
Series A, 5.00%, 7/1/2047	1,000,000	951,250
Series A1, 5.25%, 1/1/2042	2,500,000	2,379,100
Series A, 5.38%, 11/15/2036	500,000	452,246
5.50%, 1/1/2049	1,000,000	840,763
Series A, 5.50%, 7/1/2045	250,000	198,425
Series A, 5.50%, 7/1/2054	100,000	74,116
Series A1, 5.50%, 1/1/2057	4,375,000	4,087,399
Series A-1, 7.50%, 11/15/2037	45,000	34,636
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,320,057
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	882,713
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (b)	1,000,000	968,466

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue, TX:
Series D, AGC, Zero Coupon, 1/1/2029 (e)	$315,000	$269,830
Series D, AGC, Zero Coupon, 1/1/2036 (e)	510,000	335,811
Series D, AGC, Zero Coupon, 1/1/2038 (e)	590,000	352,371
Series A, 3.00%, 1/1/2037	500,000	450,340
4.00%, 1/1/2037	500,000	502,970
Series B, 4.00%, 1/1/2040	450,000	446,597
Series B, 4.00%, 1/1/2041	500,000	492,516
Series I, AGC, 6.20%, 1/1/2042 (a) (e)	180,000	182,478
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (b)	1,000,000	1,054,920
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (b)	1,500,000	1,038,355
Series A, AMT, 4.00%, 1/1/2050 (b)	3,275,000	2,747,594
Series A, AMT, 5.25%, 1/1/2054 (b)	1,000,000	1,002,938
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	298,865
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,669
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	1,000,000	1,013,164
Series A, 8.00%, 11/15/2049	385,000	390,699
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	207,984
5.50%, 8/1/2027	150,000	154,322
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	310,000	304,545
Series B, 4.00%, 11/15/2025 (f)	192,271	5,191
Series B, 4.50%, 11/15/2036 (f)	155,453	4,197
5.00%, 5/15/2045	625,000	576,970
Series A, 5.00%, 11/15/2037	445,000	447,102
Series A-1, 5.00%, 10/1/2044	200,000	199,994
Series B, 5.00%, 11/15/2046	200,000	193,560
5.25%, 11/15/2047 (f)	88,205	2,382
Series A, 6.38%, 2/15/2041 (f)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,449,924
Series A, 6.75%, 11/15/2052	300,000	309,572
Security Description	Principal Amount	Value
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	$120,000	$123,525
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,073,914
5.00%, 12/15/2030	2,000,000	2,074,961
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,895,812
AMT, 5.00%, 12/31/2040	780,000	784,801
AMT, 5.00%, 12/31/2055	2,695,000	2,710,601
AMT, 5.00%, 6/30/2058	9,615,000	9,806,364
AMT, 5.13%, 12/31/2035	1,440,000	1,560,751
AMT, 5.25%, 6/30/2036	2,175,000	2,363,013
AMT, 5.50%, 12/31/2058	2,710,000	2,938,073
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	395,000	395,429
6.25%, 9/1/2040	370,000	370,230
6.38%, 9/1/2045	505,000	505,457
		124,457,243
U.S. VIRGIN ISLANDS — 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,640,628
Series A, 5.00%, 10/1/2039	13,010,000	13,435,176
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (b)	2,000,000	1,881,733
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,329,019
		18,286,556
UTAH — 0.9%
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (b)	4,500,000	3,731,934
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	595,000	611,363
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	2,360,000	2,168,587
Series A, AMT, 5.00%, 7/1/2028	150,000	154,838

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (b)	$315,000	$311,578
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (b)	1,000,000	1,027,592
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (b)	2,130,000	2,151,975
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	810,403
Series A2, 4.00%, 6/1/2041	1,600,000	1,397,791
Series A2, 4.00%, 6/1/2052	2,500,000	2,026,007
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (b)	3,000,000	2,831,432
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (b)	3,940,000	2,871,323
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,635,025
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (b)	2,535,000	2,550,706
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b) (g)	200,000	202,676
		24,483,230
VERMONT — 0.0% (c)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	978,611
VIRGINIA — 1.7%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	55,000	54,331
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	539,929
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (b)	1,335,000	1,337,999
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	4,000,000	4,029,045
Security Description	Principal Amount	Value
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	$50,000	$50,024
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	297,764
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	318,595
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (b)	1,945,000	907,647
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	951,584
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	795,672
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,017
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (b)	915,000	915,182
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	1,775,000	1,767,635
5.38%, 1/1/2035	250,000	250,335
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (b)	1,950,000	1,929,078
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	3,060,000	849,687
Series B1, 5.00%, 6/1/2047	11,040,000	10,338,941
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,666,882
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (b)	875,000	867,766
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	1,000,000	1,008,153
AMT, 4.00%, 1/1/2039	1,000,000	988,108
AMT, 4.00%, 1/1/2040	1,000,000	977,302
AMT, 4.00%, 1/1/2048	4,075,000	3,726,753

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AMT, 5.00%, 6/30/2042	$1,000,000	$1,051,339
AMT, 5.00%, 12/31/2047	3,490,000	3,542,325
AMT, 5.00%, 12/31/2052	335,000	338,712
AMT, 5.00%, 12/31/2056	2,975,000	3,003,816
Series C, 5.00%, 6/1/2047	1,000,000	991,872
Series A, 5.50%, 7/1/2049 (b)	1,660,000	1,476,190
		45,982,683
WASHINGTON — 1.8%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,037,556
6.88%, 12/1/2053	1,000,000	1,029,773
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,022,015
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	403,225
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	217,613
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,000,715
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	550,158
Series C, AMT, 5.00%, 5/1/2031	130,000	133,637
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	165,000	161,450
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (b) (f)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (b) (f)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	615,423
Series A, 4.00%, 7/1/2042	200,000	175,290
5.00%, 8/15/2034	2,695,000	2,746,608
Series D, 5.00%, 10/1/2041	1,000,000	999,982
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2034	1,000,000	900,996
Series B, 3.00%, 7/1/2058	4,810,000	3,264,883
4.00%, 7/1/2058	605,000	547,108
Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2034	$320,000	$317,809
Series B, 4.00%, 7/1/2048	1,010,000	918,566
Series B, 4.00%, 7/1/2058	1,080,000	947,953
5.00%, 7/1/2058	170,000	172,855
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,385,064	2,167,629
Series A, 4.00%, 1/1/2057 (b)	1,000,000	704,577
5.00%, 7/1/2046 (b)	1,520,000	1,281,703
5.00%, 1/1/2048 (b)	3,815,000	3,457,820
5.00%, 7/1/2051 (b)	1,250,000	1,022,347
Series A, 5.00%, 1/1/2031 (b)	100,000	97,992
Series A, 5.00%, 1/1/2044 (b)	605,000	530,330
Series A, 5.00%, 1/1/2046 (b)	1,000,000	861,717
Series A, 5.00%, 1/1/2051 (b)	3,820,000	3,228,991
Series A, 5.00%, 7/1/2051 (b)	1,000,000	837,964
Series A, 5.00%, 1/1/2055 (b)	2,200,000	1,806,843
Series A, 5.00%, 1/1/2056 (b)	1,285,000	1,066,506
5.50%, 7/1/2044	2,500,000	2,722,426
5.50%, 7/1/2049	2,000,000	2,144,784
6.13%, 7/1/2053 (b)	2,500,000	2,740,146
6.25%, 7/1/2059 (b)	2,500,000	2,746,761
Series A, 7.00%, 7/1/2050 (b)	500,000	514,532
		49,096,785
WEST VIRGINIA — 0.4%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (b)	475,000	495,752
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	689,131
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	346,485
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (b)	4,325,000	3,831,045
Series A, 5.50%, 6/1/2037 (b)	225,000	230,632
Series A, 7.00%, 6/1/2043 (b)	150,000	160,206
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	757,946
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	126,406
West Virginia Economic Development Authority Revenue, WV Series A, AMT, VRN, 5.00%, 7/1/2045 (a)	2,250,000	2,257,599
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	2,000,000	2,271,648
		11,166,850

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
WISCONSIN — 3.6%
Public Finance Authority Revenue, WI:
Series B, Zero Coupon, 1/1/2060 (b)	$4,000,000	$294,029
Series B, Zero Coupon, 1/1/2067 (b)	920,000	7,197
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (f)	2,075,993	1,473,738
AMT, 4.00%, 8/1/2035	940,000	889,078
AMT, 4.00%, 7/1/2041	2,595,000	2,151,133
4.00%, 4/1/2042 (b)	1,000,000	933,457
AMT, 4.00%, 9/30/2051	1,000,000	847,580
Series A, 4.00%, 6/1/2035	500,000	491,711
Series A, 4.00%, 9/1/2041 (b)	2,565,000	2,128,506
Series A, 4.00%, 12/1/2051 (b)	1,000,000	798,043
Series A, 4.00%, 6/1/2056 (b)	2,100,000	1,597,796
AMT, 4.25%, 7/1/2054	3,000,000	2,368,778
Series A, 4.25%, 6/15/2034	830,000	828,374
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,981,781
Series A, 4.50%, 6/1/2056 (b)	2,750,000	2,213,932
5.00%, 3/1/2037 (b)	625,000	607,815
5.00%, 9/1/2039 (b)	770,000	732,203
Series A, 5.00%, 11/15/2024 (b)	110,000	110,383
Series A, 5.00%, 9/1/2030 (b)	400,000	400,079
Series A, 5.00%, 10/1/2034 (b)	1,355,000	1,402,828
Series A, 5.00%, 6/15/2037 (b)	425,000	414,266
Series A, 5.00%, 10/1/2039 (b)	3,250,000	3,305,095
Series A, 5.00%, 1/1/2042 (b)	100,000	95,399
Series A, 5.00%, 6/15/2046 (b)	1,000,000	807,898
Series A, 5.00%, 6/15/2049 (b)	310,000	276,003
Series A, 5.00%, 12/1/2055 (b)	2,000,000	1,837,202
Series A, 5.00%, 1/1/2056 (b)	265,000	235,880
Series A, 5.00%, 6/15/2057 (b)	2,105,000	2,045,359
Series A, 5.00%, 2/1/2062	1,000,000	1,015,965
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,072
5.13%, 4/1/2052	2,310,000	2,317,832
Series A, 5.13%, 6/1/2048 (b)	350,000	321,744
5.25%, 3/1/2035 (b)	750,000	754,433
Series A, 5.25%, 3/1/2045 (b)	1,000,000	929,634
Series A, 5.25%, 5/15/2052 (b)	1,300,000	1,241,377
Series A, 5.25%, 3/1/2055 (b)	1,810,000	1,606,689
Series A, 5.35%, 12/1/2045	1,000,000	1,005,025
Series A, 5.38%, 7/15/2047 (b)	500,000	505,214
Security Description	Principal Amount	Value
Series B, 5.63%, 2/1/2046 (b)	$1,665,000	$1,708,195
Series A, 5.75%, 10/1/2043 (b)	1,180,000	1,228,071
Series A, 5.75%, 7/1/2063 (b)	2,000,000	2,145,484
5.88%, 4/1/2045	530,000	535,624
5.88%, 6/15/2047 (b)	800,000	757,144
Series A, 6.00%, 7/15/2042	250,000	250,180
Series B, 6.00%, 2/1/2062 (b)	2,000,000	2,081,803
Series A, 6.25%, 10/1/2031 (b) (f)	200,000	20,000
Series A, 6.25%, 1/1/2038 (b)	500,000	225,000
Series A, 6.25%, 10/1/2053 (b)	2,220,000	2,329,032
Series A, 6.38%, 1/1/2048 (b)	925,000	416,250
Series A, 6.50%, 9/1/2048 (b)	480,000	288,000
6.63%, 7/1/2043 (b)	465,000	485,881
6.75%, 12/1/2042 (b)	2,100,000	2,058,279
Series A, 6.75%, 8/1/2031 (b)	980,000	715,400
6.88%, 7/1/2053 (b)	1,650,000	1,723,542
7.00%, 12/1/2050 (b)	8,750,000	8,717,947
7.00%, 7/1/2058 (b)	1,850,000	1,931,678
Series A, 7.00%, 1/1/2050 (b)	3,000,000	3,204,014
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (b)	2,625,000	2,656,792
Series B, 8.00%, 6/15/2042 (b)	1,000,000	1,001,993
Wisconsin Health & Educational Facilities Authority Revenue, WI:
Series B-1, 2.83%, 11/1/2028	40,000	37,089
3.13%, 12/15/2049	850,000	673,131
3.50%, 7/1/2040	100,000	87,308
4.00%, 1/1/2047	600,000	438,085
4.00%, 1/1/2057	1,000,000	670,402
4.00%, 7/1/2046	335,000	308,418
Series A, 4.00%, 7/1/2048	425,000	335,358
Series A, 4.13%, 7/1/2053	595,000	460,721
Series B, 4.25%, 7/1/2033	1,250,000	1,080,663
5.00%, 11/15/2025	795,000	797,976
5.00%, 11/15/2026	565,000	567,108
5.00%, 8/1/2032	50,000	41,850
5.00%, 8/1/2037	150,000	113,395
5.00%, 8/1/2039	1,100,000	799,146
Series A, 5.00%, 7/1/2038	500,000	496,027
Series A, 5.00%, 11/1/2039	1,000,000	937,740
Series A, 5.00%, 2/15/2042	4,580,000	4,592,894
Series A, 5.00%, 11/1/2046	1,250,000	1,097,201
Series B, 5.00%, 7/1/2048	790,000	623,678
Series B, 5.00%, 7/1/2053	1,000,000	762,134
Series A, 5.25%, 8/1/2048	100,000	81,856
5.50%, 5/1/2034	350,000	337,753
Series A, 5.75%, 8/15/2054	1,000,000	1,050,832
Series A, 5.75%, 8/15/2059	1,445,000	1,512,632
6.00%, 10/1/2044	300,000	309,941

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.00%, 10/1/2054	$500,000	$505,667
		96,172,842
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,721,294,040)		2,641,926,723
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (i) (j) (Cost $10,048,247)	10,048,247	10,048,247
TOTAL INVESTMENTS — 98.9% (Cost $2,731,342,287)		2,651,974,970
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		30,652,690
NET ASSETS — 100.0%		$2,682,627,660
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(e)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.5%
National Public Finance Guaranty Corp.	0.7%
Build America Mutual Assurance Company	0.3%
Assured Guaranty Corp.	0.1%
Ambac Financial Group	0.1%
XL Capital Assurance Inc.	0.0% (c)

(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	When-issued security.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2024.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
VRN	Variable Rate Note

See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,641,926,723	$0(a)	$2,641,926,723
Short-Term Investment	10,048,247	—	—	10,048,247
TOTAL INVESTMENTS	$10,048,247	$2,641,926,723	$0	$2,651,974,970
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,761,758	$18,761,758	$712,665,400	$721,378,911	$—	$—	10,048,247	$10,048,247	$1,474,984
See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 100.3%
ALABAMA — 0.4%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2029	$525,000	$555,244
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	580,000	620,991
Alabama Public School & College Authority Revenue, AL:
Series A, 4.00%, 11/1/2040	3,335,000	3,377,143
Series A, 5.00%, 11/1/2035	3,540,000	3,934,084
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2025	6,415,000	6,529,276
		15,016,738
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,205,729
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2033	1,500,000	1,723,973
		3,929,702
ARIZONA — 1.3%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	505,024
Series A, 5.50%, 7/1/2048	3,860,000	4,337,878
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2026	2,690,000	2,788,941
Arizona Transportation Board Revenue, AZ 5.00%, 7/1/2024	125,000	125,000
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	527,718
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,458,027
4.00%, 7/1/2043	500,000	499,490
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,275,963
5.00%, 7/1/2033	1,500,000	1,729,088
5.00%, 7/1/2034	1,250,000	1,440,771
5.00%, 7/1/2035	1,200,000	1,381,985
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2028	2,935,000	3,139,759
Security Description	Principal Amount	Value
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2035	$3,200,000	$3,674,440
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	14,540,000	16,266,721
Series B, 5.00%, 1/1/2048	3,845,000	4,206,445
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2026	580,000	603,629
University of Arizona Revenue, AZ 5.00%, 6/1/2029	420,000	433,360
		45,394,239
ARKANSAS — 0.1%
Little Rock School District, General Obligation, AR:
Series A, AGM, 2.00%, 2/1/2039 (a)	2,000,000	1,416,491
Series A, AGM, 2.13%, 2/1/2042 (a)	735,000	496,307
Series A, AGM, 2.25%, 2/1/2044 (a)	1,310,000	871,687
		2,784,485
CALIFORNIA — 18.8%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,200,000	4,308,777
Series A, 5.00%, 12/1/2028	1,000,000	1,089,711
Series A, 5.00%, 12/1/2030	5,000,000	5,655,067
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,604,949
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	1,000,000	927,815
Series F-2, 5.00%, 4/1/2045	2,000,000	2,200,012
Series S-11, 5.00%, 4/1/2034 (c)	4,000,000	4,708,882
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,024,245
California Infrastructure & Economic Development Bank Revenue, CA:
4.00%, 10/1/2041	3,000,000	3,126,952
5.00%, 10/1/2026	150,000	156,703
5.00%, 10/1/2028	490,000	505,891
5.00%, 10/1/2031	410,000	433,072
California State Public Works Board Revenue, CA:
Series B, 4.00%, 5/1/2046	2,790,000	2,808,718

See accompanying notes to financial statements.
63

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series C, 4.00%, 11/1/2036	$2,495,000	$2,600,353
Series C, 4.00%, 8/1/2037	2,000,000	2,077,161
Series A, 5.00%, 8/1/2033	1,190,000	1,340,927
Series A, 5.00%, 8/1/2034	2,240,000	2,524,356
Series A, 5.00%, 4/1/2036	1,000,000	1,165,218
Series B, 5.00%, 6/1/2028	5,225,000	5,593,501
Series C, 5.00%, 11/1/2032	995,000	1,088,391
Series D, 5.00%, 11/1/2034	5,780,000	6,714,802
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	9,005,000	8,530,919
Series A, 3.20%, 11/1/2037	270,000	253,645
Series A, 5.00%, 11/1/2025	520,000	532,366
Series A, 5.00%, 11/1/2031	205,000	215,367
Series A, 5.00%, 11/1/2032	120,000	122,600
Series A, 5.00%, 11/1/2033	10,000	10,052
Series A, 5.00%, 11/1/2035	300,000	315,005
Series A, 5.00%, 11/1/2037	1,500,000	1,746,014
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	354,679
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,425,000	1,454,388
Series C, 5.00%, 8/1/2026	1,280,000	1,330,870
Series C, 5.00%, 8/1/2027	1,295,000	1,373,416
Series C, 5.25%, 8/1/2048	1,200,000	1,353,165
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,780,000	1,797,485
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	2,845,000	3,006,472
City & County of San Francisco, Certificate Participation, CA:
Series A, 4.00%, 4/1/2041	500,000	502,273
Series R1, 5.00%, 4/1/2039	3,500,000	4,010,449
City & County of San Francisco, General Obligation, CA:
Series R1, 4.00%, 6/15/2032	735,000	760,125
Series R1, 5.00%, 6/15/2026	3,095,000	3,212,716
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,080,759
City of Los Angeles Department of Airports Revenue, CA:
Series A, 5.00%, 5/15/2040	10,000,000	10,896,705
Series B, 5.00%, 5/15/2030	1,025,000	1,147,130
Series B, 5.00%, 5/15/2038	1,465,000	1,644,177
Series C, 5.00%, 5/15/2028	100,000	107,261
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series A, 5.00%, 11/1/2028	170,000	177,118
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2037	$1,180,000	$1,365,198
Series C, 5.00%, 11/1/2033	2,155,000	2,526,666
Series C, 5.00%, 11/1/2035	1,060,000	1,238,683
Series C, 5.00%, 11/1/2036	2,500,000	2,909,535
Series C, 5.00%, 11/1/2037	2,500,000	2,892,369
Series C, 5.00%, 11/1/2038	1,895,000	2,179,751
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,214,716
Coast Community College District, General Obligation, CA:
Series F, Zero Coupon, 8/1/2040	2,715,000	1,402,649
Series F, 3.00%, 8/1/2038	500,000	451,616
Contra Costa Community College District, General Obligation, CA:
Series C, 2.00%, 8/1/2039	1,000,000	739,986
Series C, 3.00%, 8/1/2037	2,015,000	1,851,110
Desert Community College District, General Obligation, CA 4.00%, 8/1/2043	2,000,000	2,038,165
East Bay Municipal Utility District Water System Revenue, CA Series A, 5.00%, 6/1/2035	535,000	564,390
East Side Union High School District, General Obligation, CA Series A, 5.00%, 8/1/2027 (a)	2,000,000	2,121,105
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,342
Fontana Redevelopment Successor Agency, Special Obligation, CA Series A, 5.00%, 10/1/2031	340,000	357,745
Fremont Unified School District/Alameda County, General Obligation, CA:
Series D, 2.00%, 8/1/2043	1,400,000	913,572
Series E, 4.00%, 8/1/2042	3,035,000	3,080,903
Fresno Unified School District, General Obligation, CA Series A, 4.00%, 8/1/2045	600,000	602,774
Grossmont-Cuyamaca Community College District, General Obligation, CA Series C, 4.00%, 8/1/2046	800,000	803,868
Imperial Irrigation District Electric System Revenue, CA Series C, 5.00%, 11/1/2036	100,000	102,984
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	3,918,689
Series A, 5.00%, 5/1/2035	2,000,000	2,060,404

See accompanying notes to financial statements.
64

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2036	$3,390,000	$3,488,252
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	1,600,000	1,878,856
Series E, 5.00%, 8/1/2036	1,100,000	1,287,580
Series E, 5.00%, 8/1/2037	1,035,000	1,208,029
Series E, 5.00%, 8/1/2040	1,000,000	1,144,865
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,052,300
Long Beach Unified School District, General Obligation, CA Series G, 4.00%, 8/1/2045	2,165,000	2,171,627
Los Angeles Community College District, General Obligation, CA:
Series C-1, 5.00%, 8/1/2026	2,150,000	2,235,445
Series D, 5.00%, 8/1/2029	10,665,000	11,742,887
Series D, 5.00%, 8/1/2030	7,000,000	7,828,791
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2035	1,525,000	1,603,333
Series A, 5.00%, 6/1/2030	3,460,000	3,858,774
Series A, 5.00%, 6/1/2033	550,000	577,046
Series A, 5.00%, 6/1/2034	3,325,000	3,489,618
Los Angeles County Public Works Financing Authority Revenue, CA Series A, 4.00%, 12/1/2038	3,390,000	3,477,065
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,672,943
Series A, 5.00%, 7/1/2026	2,000,000	2,073,956
Series A, 5.00%, 7/1/2027	3,280,000	3,467,440
Series A, 5.00%, 7/1/2034	2,460,000	2,886,913
Series A, 5.00%, 7/1/2042	6,500,000	7,363,304
Series A, 5.00%, 7/1/2046	1,140,000	1,239,640
Series C, 5.00%, 7/1/2026	3,000,000	3,106,367
Series C, 5.00%, 7/1/2034	850,000	928,504
Series C, 5.00%, 7/1/2039	4,570,000	5,278,707
Series D, 5.00%, 7/1/2026	2,400,000	2,485,093
Series E, 5.00%, 7/1/2025	5,800,000	5,907,462
Series E, 5.00%, 7/1/2026	3,000,000	3,110,934
Series E, 5.00%, 7/1/2027	625,000	660,716
Series E, 5.00%, 7/1/2028	500,000	538,320
Los Angeles Department of Water & Power Water System Revenue, CA:
Series A, 5.00%, 7/1/2032	715,000	751,581
Series B, 5.00%, 7/1/2037	7,500,000	8,804,160
Series B, 5.00%, 7/1/2043	2,000,000	2,268,169
Series C, 5.00%, 7/1/2036	1,000,000	1,112,480
Security Description	Principal Amount	Value
Los Angeles Unified School District, General Obligation, CA:
Series C, 3.00%, 7/1/2035	$850,000	$790,174
Series C, 3.00%, 7/1/2038	2,885,000	2,601,868
Series C, 4.00%, 7/1/2037	515,000	532,296
5.00%, 7/1/2032	4,370,000	5,008,491
5.00%, 7/1/2033	2,500,000	2,902,495
5.00%, 7/1/2034	3,000,000	3,515,188
5.00%, 7/1/2035	2,000,000	2,341,409
5.00%, 7/1/2036	2,000,000	2,333,682
5.00%, 7/1/2041	2,335,000	2,658,124
Series A, 5.00%, 7/1/2024	2,030,000	2,030,000
Series A, 5.00%, 7/1/2034	1,580,000	1,863,649
Series B-1, 5.00%, 7/1/2029	250,000	266,393
Series C, 5.00%, 7/1/2025	2,815,000	2,865,762
Series C, 5.00%, 7/1/2026	800,000	829,582
Series QRR, 5.00%, 7/1/2026	1,000,000	1,036,978
Series QRR, 5.00%, 7/1/2028	1,000,000	1,074,685
Series QRR, 5.00%, 7/1/2034	1,250,000	1,441,703
Series QRR, 5.00%, 7/1/2038	2,000,000	2,285,445
Series QRR, 5.00%, 7/1/2041	1,500,000	1,687,384
5.25%, 7/1/2040	3,235,000	3,776,576
5.25%, 7/1/2042	4,005,000	4,638,987
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	1,785,000	1,768,755
Series B, 3.00%, 7/1/2029	4,000,000	3,937,444
Series B, 4.00%, 10/1/2025	730,000	738,546
Series A, 5.00%, 10/1/2026	1,000,000	1,044,240
Series A, 5.00%, 4/1/2036	2,000,000	2,361,726
Series A, 5.00%, 4/1/2040	1,350,000	1,544,852
Series A, 5.00%, 4/1/2048	4,000,000	4,435,816
Series B-3, 5.00%, 7/1/2037 (b)	2,500,000	2,757,273
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,149,611
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,698,422
Mount San Antonio Community College District, General Obligation, CA Series E, Zero Coupon, 8/1/2045	2,155,000	885,650
Mountain House Public Financing Authority Revenue, CA Series B, BAM, 4.00%, 12/1/2043 (a)	2,715,000	2,707,874
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,828,499
Series A, 5.00%, 5/1/2030	1,625,000	1,815,185

See accompanying notes to financial statements.
65

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2032	$1,000,000	$1,153,968
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,265,795
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	2,715,000	3,180,193
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	3,000,000	2,957,930
Riverside Community College District, General Obligation, CA 3.00%, 8/1/2040	755,000	658,165
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	1,400,000	1,253,580
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,130,776
Series K, 5.00%, 8/15/2048	3,350,000	3,711,697
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	5,000,000	5,899,682
5.00%, 10/1/2037	2,500,000	2,914,936
San Bernardino Community College District, General Obligation, CA Series A, 3.00%, 8/1/2041	3,000,000	3,008,961
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	7,500,000	8,474,579
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,637,756
San Diego Public Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 8/1/2045	1,000,000	998,802
5.00%, 10/15/2031	345,000	351,745
Series A, 5.00%, 5/15/2033	560,000	576,318
Series A, 5.00%, 5/15/2034	20,000	20,583
San Diego Regional Building Authority Revenue, CA Series A, 5.00%, 10/15/2035	450,000	459,016
San Diego Unified School District, General Obligation, CA:
Series D2, 2.00%, 7/1/2045	3,405,000	2,195,050
Series L, 4.00%, 7/1/2044	540,000	542,856
Series M-2, 5.00%, 7/1/2024	1,475,000	1,475,000
Series SR-4A, 5.00%, 7/1/2039	2,000,000	2,344,754
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,776,151
Security Description	Principal Amount	Value
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA Series A, 3.00%, 7/1/2044	$6,410,000	$5,322,154
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,389,505
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series B, 4.00%, 10/1/2036	1,500,000	1,585,733
Series A, 5.00%, 10/1/2036	1,250,000	1,434,150
Series A, 5.00%, 10/1/2039	3,060,000	3,462,935
Series A, 5.00%, 10/1/2041	500,000	560,473
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	142,855
San Jose Evergreen Community College District, General Obligation, CA Series B, 3.00%, 9/1/2036	700,000	651,794
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	764,207
2.38%, 8/1/2040	1,000,000	742,790
4.00%, 8/1/2049	5,000,000	4,953,130
5.00%, 8/1/2042	6,600,000	7,197,632
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2039	2,750,000	2,790,144
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	3,945,000	4,071,941
Santa Clara County Financing Authority Revenue, CA:
Series A, 3.00%, 5/1/2037	550,000	507,319
Series A, 3.50%, 4/1/2041	600,000	570,655
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,585,457
Series A, 5.00%, 4/1/2029	2,000,000	2,190,865
Series A, 5.00%, 4/1/2033	1,000,000	1,170,548
Santa Clarita Community College District, General Obligation, CA 3.00%, 8/1/2044	800,000	665,849
Santa Monica-Malibu Unified School District, General Obligation, CA:
Series B, 3.00%, 8/1/2044	1,500,000	1,263,447
Series E, 3.00%, 8/1/2034	635,000	588,760

See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2024	$2,000,000	$2,002,416
Series C, 5.00%, 8/1/2025	1,250,000	1,274,839
Series C, 5.00%, 8/1/2026	1,450,000	1,507,924
Series C, 5.00%, 8/1/2028	1,100,000	1,189,241
Southern California Public Power Authority Revenue, CA:
5.00%, 7/1/2045	3,000,000	3,383,055
Series A, 5.00%, 7/1/2031	505,000	512,949
State Center Community College District, General Obligation, CA Series B, 3.00%, 8/1/2038	1,865,000	1,660,915
State of California Department of Water Resources Revenue, CA:
Series AW, 5.00%, 12/1/2028	330,000	345,014
Series AX, 5.00%, 12/1/2029	300,000	321,144
Series AX, 5.00%, 12/1/2032	100,000	106,719
State of California, General Obligation, CA:
3.00%, 10/1/2034	3,045,000	2,850,684
3.00%, 11/1/2035	850,000	806,354
3.00%, 10/1/2036	2,670,000	2,463,449
3.00%, 10/1/2037	2,760,000	2,526,614
3.00%, 11/1/2041	1,300,000	1,123,559
3.00%, 12/1/2046	1,600,000	1,309,593
4.00%, 3/1/2027	7,740,000	7,912,852
4.00%, 9/1/2028	1,800,000	1,864,209
4.00%, 9/1/2033	3,000,000	3,239,663
4.00%, 10/1/2033	1,175,000	1,236,844
4.00%, 3/1/2036	15,170,000	15,741,204
4.00%, 9/1/2037	2,310,000	2,427,299
4.00%, 10/1/2039	2,500,000	2,551,941
4.00%, 10/1/2041	645,000	657,173
4.00%, 9/1/2042	5,000,000	5,092,417
4.00%, 10/1/2042	1,115,000	1,136,853
Series CU, 4.55%, 12/1/2037	1,000,000	1,068,841
5.00%, 10/1/2024	2,335,000	2,344,224
5.00%, 9/1/2025	4,500,000	4,599,450
5.00%, 12/1/2026	1,850,000	1,930,227
5.00%, 11/1/2027	2,070,000	2,196,469
5.00%, 4/1/2028	1,250,000	1,334,294
5.00%, 9/1/2028	3,000,000	3,225,895
5.00%, 10/1/2028	5,585,000	6,014,606
5.00%, 10/1/2029	10,610,000	11,637,700
5.00%, 10/1/2030	7,515,000	8,342,357
5.00%, 12/1/2030	1,000,000	1,116,677
5.00%, 4/1/2031	1,485,000	1,668,626
5.00%, 10/1/2031	7,105,000	7,773,907
5.00%, 11/1/2031	1,195,000	1,309,488
5.00%, 12/1/2031	1,000,000	1,134,735
5.00%, 9/1/2032	3,000,000	3,447,018
5.00%, 3/1/2033	10,220,000	11,284,195
Security Description	Principal Amount	Value
5.00%, 4/1/2033	$3,000,000	$3,472,065
5.00%, 4/1/2035	2,240,000	2,553,543
5.00%, 10/1/2035	4,520,000	5,216,712
5.00%, 9/1/2036	3,000,000	3,418,136
5.00%, 10/1/2036	1,860,000	2,147,187
5.00%, 10/1/2039	1,000,000	1,141,158
5.00%, 10/1/2042	1,265,000	1,418,566
Series A, 5.00%, 11/1/2026	5,000,000	5,208,676
Series A, 5.00%, 11/1/2027	5,645,000	5,989,887
Series B, 5.00%, 11/1/2031	10,655,000	12,076,087
Series B, 5.00%, 11/1/2032	5,000,000	5,758,250
Series C, 5.00%, 11/1/2037	4,300,000	4,894,721
Series C, 5.00%, 11/1/2042	8,350,000	9,321,868
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,610,801
University of California Revenue, CA:
Series M, 3.00%, 5/15/2037	800,000	732,707
Series AR, 5.00%, 5/15/2034	500,000	513,836
Series BN, 5.00%, 5/15/2043	15,000,000	16,791,933
Series BQ, 5.00%, 5/15/2029	30,000,000	32,900,229
Series BV, 5.00%, 5/15/2035	2,000,000	2,349,454
Val Verde Unified School District, General Obligation, CA Series B, AGM, 4.00%, 8/1/2046 (a)	800,000	800,789
West Basin Municipal Water District Revenue, CA Series A, 5.00%, 8/1/2029	165,000	169,359
		663,554,033
COLORADO — 1.6%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2024	1,740,000	1,750,651
Adams County School District No. 1, General Obligation, CO 5.00%, 12/1/2036	35,000	36,383
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	9,115,000	9,926,065
City & County of Broomfield Water Revenue, CO:
4.00%, 12/1/2043	920,000	922,999
4.00%, 12/1/2046	900,000	892,921
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	3,670,000	3,988,198
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	748,782
Series A, 4.00%, 8/1/2038	1,010,000	1,020,661

See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	$3,000,000	$3,231,636
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	1,020,000	1,057,487
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	1,000,000	1,071,462
City of Colorado Springs Utilities System Revenue, CO:
Series A, 4.00%, 11/15/2045	1,115,000	1,106,097
Series B, 5.00%, 11/15/2026	3,010,000	3,137,223
Denver City & County School District No. 1, General Obligation, CO 3.00%, 12/1/2036	525,000	483,285
Eagle County School District No. Re50J, General Obligation, CO 5.00%, 12/1/2038	2,625,000	2,993,469
El Paso County School District No. 20 Academy, General Obligation, CO 5.00%, 12/15/2029	115,000	119,794
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	2,030,000	1,961,277
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO 5.25%, 12/1/2033	250,000	265,682
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	535,000	391,749
Pueblo City Schools, General Obligation, CO:
5.00%, 12/15/2026	10,000	10,438
5.00%, 12/15/2031	2,340,000	2,558,825
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,162,079
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	991,707
Series A, 4.00%, 12/15/2036	1,000,000	1,024,521
Series A, 4.00%, 12/15/2037	2,865,000	2,916,562
Series A, 5.00%, 12/15/2024	2,085,000	2,100,068
Series A, 5.00%, 12/15/2026	3,000,000	3,131,688
Series L, 5.00%, 3/15/2025	150,000	151,710
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2031	6,000,000	6,351,127
Series A, 4.00%, 6/1/2033	1,270,000	1,345,375
Series A, 5.00%, 6/1/2027	25,000	25,348
		56,875,269
Security Description	Principal Amount	Value
CONNECTICUT — 2.4%
City of Hartford Revenue, CT:
5.00%, 4/1/2026	$1,055,000	$1,085,923
5.00%, 4/1/2031	3,400,000	3,795,377
5.00%, 4/1/2032	2,750,000	3,097,920
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series C-2, 2.80%, 7/1/2057 (b)	11,015,000	10,859,860
Series X-2, 5.00%, 7/1/2037	2,500,000	2,930,449
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2037	2,835,000	3,064,240
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,750,000	1,812,300
Series A, 5.00%, 7/1/2028	5,000,000	5,359,779
Series A, 5.00%, 7/1/2038	2,000,000	2,270,296
Series B, 5.00%, 7/1/2029	5,500,000	5,990,727
Series B, 5.00%, 7/1/2031	9,175,000	10,279,336
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2037	615,000	562,222
Series A, 3.00%, 1/15/2039	800,000	701,878
Series B, 3.00%, 1/15/2040	2,000,000	1,740,614
Series A, 4.00%, 1/15/2028	2,175,000	2,231,843
Series A, 4.00%, 1/15/2030	4,850,000	5,053,552
Series A, 4.00%, 1/15/2032	2,000,000	2,106,873
Series C, 4.00%, 6/1/2025	500,000	503,395
Series C, 4.00%, 6/1/2031	1,555,000	1,621,846
Series C, 4.00%, 6/1/2036	915,000	941,816
Series C, 4.00%, 6/1/2038	500,000	507,569
Series B, 5.00%, 8/1/2025	2,665,000	2,715,956
Series C, 5.00%, 3/1/2031	7,000,000	7,804,606
Series E, 5.00%, 11/15/2030	4,600,000	5,109,588
University of Connecticut Revenue, CT Series A, 5.00%, 5/1/2026	1,600,000	1,652,723
		83,800,688
DELAWARE — 0.4%
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	825,000	658,357
Series A, 5.00%, 1/1/2025	75,000	75,610
Series A, 5.00%, 5/1/2028	2,000,000	2,147,415
Series A, 5.00%, 2/1/2029	495,000	527,627
Series A, 5.00%, 5/1/2029	1,060,000	1,160,075
Series A, 5.00%, 5/1/2033	3,000,000	3,498,002
Series A, 5.00%, 5/1/2038	5,000,000	5,743,411
		13,810,497

See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 1.7%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	$635,000	$467,115
Series A, 4.00%, 3/1/2037	5,000,000	5,108,758
Series A, 5.00%, 3/1/2027	800,000	837,878
Series A, 5.00%, 3/1/2033	555,000	607,209
Series A, 5.00%, 3/1/2035	700,000	762,508
Series A, 5.00%, 5/1/2041	835,000	931,989
Series A, 5.00%, 7/1/2041	4,225,000	4,672,485
Series A, 5.00%, 5/1/2042	2,000,000	2,222,046
Series A, 5.00%, 7/1/2047	13,000,000	14,073,523
Series C, 5.00%, 5/1/2027	650,000	682,889
Series C, 5.00%, 10/1/2033	1,000,000	1,160,520
Series A, 5.25%, 5/1/2048	2,185,000	2,417,216
Series A, 5.50%, 7/1/2047	3,360,000	3,767,225
District of Columbia Water & Sewer Authority Revenue, DC Series C1, 4.00%, 10/1/2036	3,775,000	3,906,421
District of Columbia, General Obligation, DC:
Series A, 4.00%, 6/1/2035	225,000	226,046
Series A, 5.00%, 6/1/2033	300,000	313,639
Series A, 5.00%, 6/1/2034	225,000	235,186
Series A, 5.00%, 1/1/2045	5,000,000	5,470,441
Series D, 5.00%, 6/1/2032	505,000	528,713
Series D, 5.00%, 2/1/2046	4,000,000	4,288,910
Series E, 5.00%, 6/1/2032	145,000	150,415
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 3.00%, 7/15/2043	1,550,000	1,277,366
Series A, 4.00%, 7/15/2034	2,900,000	3,017,549
Series A, 4.00%, 7/15/2043	1,250,000	1,232,303
Washington Metropolitan Area Transit Authority Revenue, DC:
Series A-1, 5.00%, 7/1/2024	170,000	170,000
Series B, 5.00%, 7/1/2029	150,000	156,520
Series B, 5.00%, 7/1/2030	350,000	363,657
		59,048,527
FLORIDA — 2.6%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030 (c)	1,200,000	1,319,035
Central Florida Expressway Authority Revenue, FL:
AGM, 4.00%, 7/1/2038 (a)	730,000	738,536
5.00%, 7/1/2030 (a)	2,035,000	2,251,708
5.00%, 7/1/2033 (a)	1,055,000	1,176,124
Central Florida Tourism Oversight District, General Obligation, FL Series A, 4.00%, 6/1/2031	500,000	506,276
City of Gainesville Utilities System Revenue, FL:
Series A, 5.00%, 10/1/2024	125,000	125,425
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$270,000	$282,751
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2025	2,000,000	2,042,004
Series A, 5.00%, 10/1/2033	1,035,000	1,122,331
Series A, 5.00%, 10/1/2034	500,000	542,424
Series B, 5.00%, 10/1/2028	500,000	517,509
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,517,310
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	8,800,000	9,519,436
City of Port St. Lucie, Special Assessment, FL:
BAM, 3.00%, 7/1/2037 (a)	410,000	362,441
BAM, 3.00%, 7/1/2041 (a)	510,000	431,177
3.25%, 7/1/2045	125,000	105,476
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,733,328
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2037	3,160,000	3,209,831
5.00%, 9/1/2025	1,000,000	1,013,703
5.00%, 9/1/2032	655,000	726,907
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	207,461
County of Miami-Dade Transit System Revenue, FL:
3.00%, 7/1/2038	585,000	511,261
3.13%, 7/1/2029	130,000	128,418
County of Miami-Dade Water & Sewer System Revenue, FL:
5.00%, 10/1/2035	650,000	695,225
Series B, 5.00%, 10/1/2033	1,750,000	2,008,208
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,397,731
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2025	105,000	106,748
Florida Department of Management Services Revenue, FL Series A, 5.00%, 9/1/2025	160,000	163,037
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	532,824
Series A, 3.00%, 11/1/2035	1,000,000	932,311
Series A, 3.00%, 11/1/2037	950,000	864,933
Series A, 5.00%, 8/1/2025	170,000	172,941
JEA Electric System Revenue, FL:
Series III-B, 3.38%, 10/1/2034	150,000	141,241

See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2030	$125,000	$130,834
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	448,003
Series A, 3.25%, 10/1/2035	100,000	95,902
Series A, 3.25%, 10/1/2036	250,000	238,002
Series A, 3.38%, 10/1/2041	615,000	545,820
Series A, 5.00%, 10/1/2028	185,000	195,630
Series A, 5.00%, 10/1/2034	1,600,000	1,849,886
Series A, 5.00%, 10/1/2035	1,000,000	1,153,629
Orange County School Board, Certificate Participation, FL Series D, 5.00%, 8/1/2032	110,000	111,983
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,428,164
Series A, 5.00%, 10/1/2041	1,800,000	1,998,032
Series A, 5.00%, 10/1/2042	4,000,000	4,425,530
Polk County School District Revenue, FL 5.00%, 10/1/2030	1,070,000	1,164,251
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2035	2,750,000	3,132,704
South Florida Water Management District, Certificate Participation, FL 5.00%, 10/1/2027	165,000	169,656
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2032	525,000	559,884
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 3.00%, 7/1/2036	590,000	535,447
Series B, 3.00%, 7/1/2043	725,000	608,809
Series C, 3.00%, 7/1/2046	8,870,000	7,235,502
Series A, 4.00%, 7/1/2043	5,700,000	5,606,122
Series A, 5.00%, 7/1/2035	3,830,000	4,463,248
Series B, 5.00%, 7/1/2024	225,000	225,000
State of Florida Lottery Revenue, FL Series A, 5.00%, 7/1/2024	330,000	330,000
State of Florida, General Obligation, FL:
Series E, 2.38%, 6/1/2031	295,000	264,027
Series A, 5.00%, 6/1/2027	930,000	979,686
Series A, 5.00%, 6/1/2030	1,000,000	1,110,141
Series A, 5.00%, 7/1/2030	1,200,000	1,330,565
Series B, 5.00%, 6/1/2028	1,815,000	1,946,291
Series B, 5.00%, 6/1/2029	5,215,000	5,694,406
Tohopekaliga Water Authority Revenue, FL 4.00%, 10/1/2034	110,000	110,520
		93,193,745
Security Description	Principal Amount	Value
GEORGIA — 1.9%
City of Atlanta Airport Passenger Facility Charge Revenue, GA:
Series C, 5.00%, 7/1/2036	$660,000	$714,862
Series C, 5.00%, 7/1/2038	495,000	532,884
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2047	5,000,000	5,406,446
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,842,609
Series A-1, 5.00%, 12/1/2032	2,000,000	2,300,548
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	3,000,000	3,119,494
5.00%, 10/1/2030	5,000,000	5,580,269
5.00%, 10/1/2044	5,000,000	5,513,796
Georgia Ports Authority Revenue, GA:
4.00%, 7/1/2046	1,235,000	1,215,901
4.00%, 7/1/2047	1,390,000	1,364,706
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series C, 3.25%, 7/1/2039	560,000	515,453
Series A, 5.00%, 7/1/2037	1,335,000	1,543,932
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2036	2,000,000	2,056,732
Series A, 5.00%, 9/1/2029	1,245,000	1,358,561
Series B, 5.00%, 9/1/2033	3,000,000	3,459,925
Richmond County Board of Education, General Obligation, GA:
5.00%, 10/1/2025	4,350,000	4,438,138
5.00%, 10/1/2027	5,500,000	5,824,934
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	3,275,000	3,447,284
Series A, 5.00%, 8/1/2032	3,790,000	4,225,146
Series C, 5.00%, 7/1/2030	9,070,000	10,082,615
Series E, 5.00%, 12/1/2025	360,000	369,082
		66,913,317
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
Series B, 4.00%, 7/1/2032	560,000	564,944
4.25%, 7/1/2042	1,000,000	1,022,762
4.50%, 7/1/2048	2,625,000	2,705,089
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2029	2,750,000	3,020,599
Series C, 5.00%, 7/1/2035	915,000	1,011,116
Series D, 5.00%, 3/1/2026	2,700,000	2,779,733

See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	$1,750,000	$1,748,682
4.00%, 9/1/2043	1,250,000	1,239,403
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,000,000	1,085,993
State of Hawaii State Highway Fund Revenue, HI:
5.00%, 1/1/2036	500,000	554,116
Series B, 5.00%, 1/1/2025	200,000	201,605
State of Hawaii, General Obligation, HI Series FN, 5.00%, 10/1/2025	335,000	342,417
		16,276,459
IDAHO — 0.2%
Idaho Housing & Finance Association Revenue, ID:
Series A, 4.00%, 8/15/2049	1,000,000	958,521
Series A, 5.25%, 8/15/2048	4,445,000	4,901,257
		5,859,778
ILLINOIS — 1.8%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL Series A, 5.00%, 1/1/2034	1,160,000	1,219,601
Chicago Park District, General Obligation, IL:
Series C, BAM, 4.00%, 1/1/2042 (a)	500,000	489,922
Series C, 5.00%, 1/1/2028	1,200,000	1,260,308
Series F-2, 5.00%, 1/1/2039	1,625,000	1,721,738
City of Chicago Waterworks Revenue, IL:
Series B, AGM, 5.00%, 11/1/2037 (a)	1,000,000	1,107,353
Series B, AGM, 5.00%, 11/1/2039 (a)	3,340,000	3,676,950
Cook Kane Lake & McHenry Counties Community College District No. 512, General Obligation, IL Series B, 5.00%, 12/1/2028	535,000	574,144
Illinois Finance Authority Revenue, IL:
4.00%, 7/1/2025	385,000	387,275
5.00%, 7/1/2024	430,000	430,000
5.00%, 7/1/2028	125,000	127,735
5.00%, 7/1/2029	165,000	168,708
5.00%, 7/1/2030	570,000	629,315
5.00%, 7/1/2032	520,000	540,051
5.00%, 7/1/2033	610,000	632,891
5.00%, 7/1/2036	125,000	129,293
Series A, 5.00%, 10/1/2028	1,000,000	1,074,751
Series A, 5.00%, 4/1/2033	4,000,000	4,572,477
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2033	$1,400,000	$1,610,260
Illinois State Toll Highway Authority Revenue, IL:
Series A, 4.00%, 1/1/2042	1,250,000	1,231,401
Series A, 4.00%, 1/1/2046	615,000	593,600
Series A, 5.00%, 1/1/2030	1,225,000	1,333,478
Series A, 5.00%, 1/1/2032	2,875,000	3,216,110
Series A, 5.00%, 1/1/2033	2,000,000	2,264,557
Series A, 5.00%, 1/1/2034	2,765,000	3,167,603
Series A, 5.00%, 1/1/2035	480,000	509,150
Series A, 5.00%, 1/1/2036	1,200,000	1,387,951
Series A, 5.00%, 1/1/2037	3,000,000	3,463,220
Series A, 5.00%, 1/1/2038	1,000,000	1,147,574
Series A, 5.00%, 1/1/2041	1,000,000	1,127,060
Series A, 5.00%, 1/1/2042	2,250,000	2,460,643
Series A, 5.00%, 1/1/2043	1,275,000	1,385,072
Series B, 5.00%, 1/1/2036	215,000	220,420
Series C, 5.00%, 1/1/2036	215,000	216,244
Series A, 5.25%, 1/1/2043	1,000,000	1,123,638
Series A, 5.25%, 1/1/2045	2,705,000	3,019,471
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	512,248
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,236,155
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2030	6,500,000	7,039,046
Series A, 5.00%, 1/1/2033	2,740,000	3,063,532
Will County School District No. 86 Joliet, General Obligation, IL BAM, 4.00%, 1/1/2049 (a)	2,250,000	2,110,695
		62,181,640
INDIANA — 0.8%
Crown Point Multi School Building Corp. Revenue, IN 5.00%, 7/15/2034	1,000,000	1,103,125
Indiana Finance Authority Revenue, IN:
Series A, BAM, 4.00%, 10/1/2046 (a)	500,000	492,242
Series 1, 5.00%, 10/1/2034	9,685,000	10,859,550
Series A, 5.00%, 2/1/2037 (c)	3,000,000	3,468,880
Series B, 5.00%, 2/1/2026	3,250,000	3,342,042
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	670,000	677,548
Series A, 5.00%, 2/1/2030	500,000	537,225
Series B, 5.25%, 2/1/2048	2,230,000	2,452,897
Series D, 6.00%, 2/1/2048	3,510,000	4,062,478

See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
IPS Multi-School Building Corp. Revenue, IN:
5.00%, 7/15/2033	$1,100,000	$1,220,273
5.00%, 7/15/2035	1,250,000	1,394,140
		29,610,400
IOWA — 0.3%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	500,000	558,482
Series A, 5.00%, 8/1/2035	2,790,000	3,222,772
Series A, 5.00%, 8/1/2047	5,000,000	5,451,301
		9,232,555
KANSAS — 0.2%
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	581,838
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	887,981
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	103,825
Series A, 5.00%, 9/1/2031 (c)	3,500,000	3,924,366
Series A, 5.00%, 9/1/2035 (c)	2,500,000	2,896,286
		8,394,296
KENTUCKY — 0.4%
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2025	1,000,000	1,019,468
Series A, 5.00%, 9/1/2026	1,000,000	1,036,335
Kentucky State Property & Building Commission Revenue, KY Series A, AGM, 5.00%, 11/1/2025 (a)	3,000,000	3,065,103
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028 (c)	1,500,000	1,603,358
Series B, 5.00%, 7/1/2026	120,000	124,084
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY:
Series A, 2.25%, 5/15/2043	700,000	482,556
Series C, 5.00%, 5/15/2026	2,550,000	2,633,463
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	4,560,000	5,194,163
University of Kentucky Revenue, KY:
Series A, 3.13%, 10/1/2037	360,000	327,024
Series A, 3.25%, 4/1/2039	255,000	230,915
		15,716,469
Security Description	Principal Amount	Value
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Revenue, LA:
Series A, 1.30%, 2/1/2041 (b)	$755,000	$669,807
Series A, 4.00%, 2/1/2038	630,000	634,118
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,434,363
Jefferson Parish Consolidated Waterworks District No. 2 Revenue, LA BAM, 4.00%, 2/1/2034 (a)	740,000	762,643
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series B, 5.00%, 5/1/2025	520,000	527,320
State of Louisiana Revenue, LA:
5.00%, 9/1/2025	3,000,000	3,061,865
Series A, 5.00%, 9/1/2027	560,000	591,702
State of Louisiana, General Obligation, LA:
Series A, 4.00%, 5/1/2041	3,500,000	3,553,434
Series A, 5.00%, 4/1/2027	2,875,000	3,014,995
Series A, 5.00%, 2/1/2028	2,000,000	2,125,736
		20,375,983
MAINE — 0.1%
Maine Municipal Bond Bank Revenue, ME:
Series A, 5.00%, 11/1/2034	1,000,000	1,174,503
Series A, 5.00%, 11/1/2035	2,000,000	2,344,760
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	700,000	736,776
		4,256,039
MARYLAND — 2.5%
City of Baltimore Revenue, MD:
Series A, 4.00%, 7/1/2044	2,000,000	1,988,215
Series B, 4.00%, 7/1/2035	330,000	333,133
County of Baltimore, Certificate Participation, MD:
5.00%, 3/1/2028	700,000	745,768
5.00%, 3/1/2031	1,800,000	1,998,759
County of Baltimore, General Obligation, MD:
Series 81, 4.00%, 3/1/2033	3,615,000	3,727,121
5.00%, 3/1/2026	775,000	798,114
5.00%, 3/1/2044	4,350,000	4,823,527
County of Montgomery, General Obligation, MD:
Series A, 3.00%, 8/1/2033	1,150,000	1,093,221
Series B, 4.00%, 11/1/2024	1,000,000	1,001,819
Series A, 5.00%, 8/1/2026	11,000,000	11,415,074
Series A, 5.00%, 11/1/2032	575,000	619,046

See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
County of Prince George's, General Obligation, MD Series A, 5.00%, 7/1/2027	$3,500,000	$3,696,117
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2035	2,000,000	2,259,911
Series A, 5.00%, 3/1/2036	2,000,000	2,251,475
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,500,823
Series A, 5.00%, 7/1/2038	2,680,000	3,070,319
Series A, 5.00%, 7/1/2039	2,445,000	2,786,821
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	5,465,000	4,404,708
State of Maryland, General Obligation, MD:
Series C, 4.00%, 3/1/2028	3,000,000	3,097,485
Series A, 5.00%, 8/1/2025	2,025,000	2,062,634
Series A, 5.00%, 3/15/2027	1,200,000	1,260,023
Series A, 5.00%, 3/15/2030	2,875,000	3,186,880
Series A, 5.00%, 8/1/2032	1,500,000	1,698,763
Series A, 5.00%, 6/1/2033	6,210,000	7,103,828
Series A, 5.00%, 6/1/2034	8,425,000	9,639,245
Series A, 5.00%, 6/1/2039	3,000,000	3,452,739
Series B, 5.00%, 8/1/2027	1,840,000	1,945,966
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,380,000	1,532,469
4.00%, 6/1/2049	3,000,000	2,982,004
		87,476,007
MASSACHUSETTS — 3.8%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	4,780,000	5,096,382
City of Cambridge, General Obligation, MA 5.00%, 2/15/2028	2,285,000	2,449,678
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2042	1,040,000	1,131,422
Series B, 5.00%, 6/1/2048	6,500,000	7,085,329
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2042	1,600,000	1,109,983
Series C, 2.38%, 9/1/2043	2,255,000	1,645,716
Series C, 2.38%, 9/1/2044	1,650,000	1,183,045
Series C, 2.38%, 9/1/2046	1,400,000	970,126
Series B, 2.50%, 3/1/2043	500,000	377,279
Series D, 3.00%, 11/1/2038	750,000	677,229
Series D, 3.00%, 11/1/2041	2,200,000	1,889,636
Series D, 3.00%, 11/1/2042	1,975,000	1,672,968
Series A, 5.00%, 7/1/2024	670,000	670,000
Series A, 5.00%, 1/1/2027	1,205,000	1,259,478
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2031	$1,500,000	$1,692,646
Series A, 5.00%, 3/1/2038	2,000,000	2,300,877
Series A, 5.00%, 1/1/2039	3,000,000	3,420,713
Series A, 5.00%, 3/1/2040	5,000,000	5,662,469
Series B, 5.00%, 10/1/2027	3,000,000	3,179,355
Series B, 5.00%, 10/1/2031	1,500,000	1,692,646
Series B, 5.00%, 11/1/2032	3,000,000	3,425,989
Series B, 5.00%, 11/1/2034	2,860,000	3,336,204
Series B, 5.00%, 11/1/2036	3,000,000	3,481,393
Series B, 5.00%, 5/1/2045	2,500,000	2,753,680
Series C, 5.00%, 8/1/2039	3,000,000	3,404,767
Series D, 5.00%, 11/1/2028	13,500,000	14,571,062
Series E, 5.00%, 11/1/2026	1,285,000	1,339,452
Series E, 5.00%, 11/1/2049	2,515,000	2,704,856
Series C, 5.25%, 10/1/2047	14,000,000	15,454,981
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	3,530,000	3,545,424
Series A-1, 4.00%, 7/1/2048	10,000,000	9,714,947
Series A-1, 5.00%, 7/1/2025	1,115,000	1,134,114
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,729,269
5.00%, 2/1/2033	2,000,000	2,325,688
Series 25B, 5.00%, 2/1/2038	300,000	343,544
Series 25B, 5.00%, 2/1/2039	350,000	398,028
Series 25B, 5.00%, 2/1/2041	1,000,000	1,126,073
Series 25B, 5.00%, 2/1/2042	450,000	504,809
Massachusetts Development Finance Agency Revenue, MA:
Series B, 5.00%, 11/15/2032	10,000,000	11,577,553
Series FF, 5.00%, 10/1/2026	2,250,000	2,341,622
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2044	1,115,000	1,176,439
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	969,288
		134,526,159
MICHIGAN — 1.3%
City of Lansing, General Obligation, MI:
Series B, AGM, 4.00%, 6/1/2038 (a)	4,375,000	4,460,400
Series B, AGM, 4.00%, 6/1/2039 (a)	2,250,000	2,270,705
Series B, AGM, 4.00%, 6/1/2040 (a)	2,500,000	2,508,326
Grand Rapids Public Schools, General Obligation, MI AGM, 5.00%, 5/1/2049 (a)	4,250,000	4,550,456
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series C, 5.25%, 7/1/2048	1,400,000	1,551,043

See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	$1,180,000	$1,337,315
Series B, 5.25%, 7/1/2048	1,500,000	1,661,832
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	225,000	227,504
Series I, 5.00%, 10/15/2028	100,000	103,538
Series I, 5.00%, 4/15/2030	10,000	10,202
Series I, 5.00%, 10/15/2030	390,000	402,507
Series I, 5.00%, 4/15/2031	65,000	66,316
Series I, 5.00%, 10/15/2032	255,000	262,750
Series II, 5.00%, 10/15/2026 (c)	5,000,000	5,196,869
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2048	2,225,000	2,396,730
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2028	145,000	149,023
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,501,323
Series A, 4.00%, 11/15/2044	3,910,000	3,841,913
Series B, 4.00%, 11/15/2038	1,615,000	1,640,795
Series B, 4.00%, 11/15/2045	6,860,000	6,709,177
State of Michigan, General Obligation, MI:
Series A, 3.00%, 5/15/2036	1,140,000	1,032,700
Series A, 4.00%, 5/15/2040	835,000	847,110
		44,728,534
MINNESOTA — 1.3%
Anoka-Hennepin Independent School District No. 11, General Obligation, MN Series A, 3.00%, 2/1/2045	390,000	318,396
County of Hennepin, General Obligation, MN Series C, 5.00%, 12/15/2037	2,000,000	2,164,302
Elk River Independent School District No. 728, General Obligation, MN Series A, 2.00%, 2/1/2034	845,000	693,808
South Washington County Independent School District No. 833, General Obligation, MN Series A, 4.00%, 2/1/2029	325,000	327,344
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	10,000,000	11,380,251
5.00%, 11/1/2039	5,000,000	5,663,339
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2025	1,360,000	1,385,566
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2028	$205,000	$217,908
Series A, 5.00%, 8/1/2032	5,960,000	6,833,467
Series B, 5.00%, 8/1/2027	7,425,000	7,842,894
Series D, 5.00%, 8/1/2026	3,000,000	3,110,540
Series D, 5.00%, 8/1/2027	2,500,000	2,640,705
Series D, 5.00%, 10/1/2028	540,000	574,002
University of Minnesota Revenue, MN Series A, 5.00%, 8/1/2031	1,000,000	1,129,198
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, 3.00%, 2/1/2031	1,000,000	976,068
		45,257,788
MISSISSIPPI — 0.1%
State of Mississippi, General Obligation, MS:
Series B, 3.00%, 10/1/2035	795,000	727,513
Series A, 4.00%, 6/1/2036	1,000,000	1,022,957
Series B, 5.00%, 10/1/2033	510,000	554,599
		2,305,069
MISSOURI — 0.6%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	3,500,000	3,379,945
County of St. Louis Revenue, MO Series A, 3.00%, 12/1/2031	500,000	471,854
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,578,608
Metropolitan St. Louis Sewer District Revenue, MO Series A, 5.00%, 5/1/2028	305,000	319,740
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	5,000,000	5,697,740
Missouri State Board of Public Buildings Revenue, MO:
Series B, 4.00%, 10/1/2028	1,065,000	1,100,286
Series B, 5.00%, 10/1/2027	5,670,000	5,990,377
		22,538,550
NEBRASKA — 0.3%
City of Lincoln Electric System Revenue, NE:
5.00%, 9/1/2032	310,000	323,409
5.00%, 9/1/2034	310,000	323,494
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,462,317
Series A, 5.25%, 2/1/2048	5,000,000	5,489,692
Series B, 5.25%, 2/1/2048	1,500,000	1,646,908

See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	$2,045,000	$1,359,432
		12,605,252
NEVADA — 0.9%
City of Henderson, General Obligation, NV Series A-1, 4.00%, 6/1/2045	800,000	792,635
Clark County Water Reclamation District, General Obligation, NV 5.00%, 7/1/2027	200,000	206,503
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	3,000,000	3,400,167
County of Clark Revenue, NV:
5.00%, 7/1/2024	105,000	105,000
5.00%, 7/1/2026	5,000,000	5,171,120
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	738,352
Series C, 3.00%, 7/1/2039	500,000	434,243
5.00%, 6/1/2026	150,000	155,046
Series A, 5.00%, 6/1/2027	140,000	147,213
Series B, 5.00%, 11/1/2026	180,000	187,265
Series B, 5.00%, 11/1/2028	120,000	124,667
Series B, 5.00%, 12/1/2030	525,000	563,788
Las Vegas Valley Water District, General Obligation, NV:
Series C, 3.00%, 6/1/2033	850,000	796,260
Series A, 4.00%, 6/1/2041	1,550,000	1,561,086
Series A, 4.00%, 6/1/2042	2,230,000	2,239,529
Series A, 5.00%, 6/1/2045	2,205,000	2,396,818
State of Nevada Highway Improvement Revenue, NV:
3.38%, 12/1/2034	750,000	742,517
5.00%, 12/1/2026	310,000	320,011
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	4,000,000	4,626,628
Series A, 5.00%, 5/1/2043	5,000,000	5,580,944
		30,289,792
NEW HAMPSHIRE — 0.0% (d)
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2028 (a)	1,700,000	1,812,502
NEW JERSEY — 0.6%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	8,000,000	8,089,626
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,279,724
Security Description	Principal Amount	Value
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	$1,980,000	$1,747,830
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	366,399
Series C, 2.00%, 3/1/2041	1,635,000	1,138,285
Series C, 4.00%, 3/1/2033	2,070,000	2,195,735
Series A2, 5.00%, 3/1/2041	3,000,000	3,408,526
Series C, 5.00%, 3/1/2044	2,500,000	2,807,379
		21,033,504
NEW MEXICO — 0.4%
Albuquerque Municipal School District No. 12, General Obligation, NM Series 2017, 5.00%, 8/1/2024	210,000	210,222
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027 (c)	5,000,000	5,258,312
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series B, 4.00%, 7/1/2024	200,000	200,000
Series A, 5.00%, 7/1/2025	5,310,000	5,401,025
Series A, 5.00%, 7/1/2026	2,600,000	2,691,537
Series A, 5.00%, 7/1/2031	1,910,000	2,144,196
		15,905,292
NEW YORK — 21.0%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,200,849
City of New York, General Obligation, NY:
Series A, 3.00%, 8/1/2036	2,485,000	2,287,942
Series B1, 3.00%, 10/1/2041	850,000	721,185
Series B1, 3.00%, 10/1/2044	515,000	418,506
Series A-1, 4.00%, 8/1/2038	2,000,000	2,024,181
Series A-1, 4.00%, 8/1/2042	710,000	704,135
Series B1, 4.00%, 10/1/2039	950,000	951,217
Series C, 4.00%, 8/1/2037	1,050,000	1,068,567
Series C, 4.00%, 8/1/2039	2,110,000	2,119,946
Series F1, 4.00%, 3/1/2047	1,000,000	982,048
Series 1, 5.00%, 8/1/2028	600,000	643,023
Series 1, 5.00%, 8/1/2034	1,900,000	2,181,059
Series A-1, 5.00%, 8/1/2026	3,500,000	3,628,633
Series A-1, 5.00%, 9/1/2026	1,520,000	1,578,243
Series A-1, 5.00%, 8/1/2031	10,000,000	11,054,683
Series A-1, 5.00%, 8/1/2032	1,650,000	1,822,882
Series B-1, 5.00%, 8/1/2029	7,500,000	8,185,134
Series B-1, 5.00%, 8/1/2030	14,790,000	16,335,636
Series B-1, 5.00%, 8/1/2031	6,480,000	7,260,881
Series B-1, 5.00%, 10/1/2031	1,500,000	1,684,497
Series B-1, 5.00%, 8/1/2032	1,825,000	2,070,651
Series C, 5.00%, 8/1/2027	10,700,000	11,291,046
Series C, 5.00%, 8/1/2029	8,895,000	9,707,569

See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series C, 5.00%, 3/1/2038	$500,000	$570,703
Series C1, 5.00%, 8/1/2029	1,270,000	1,386,016
Series E, 5.00%, 8/1/2024	760,000	760,762
Series F-1, 5.00%, 8/1/2025	2,140,000	2,179,035
Series F-1, 5.00%, 8/1/2028	1,095,000	1,173,517
Series L6, 5.00%, 4/1/2031	1,515,000	1,635,110
Series B-1, 5.25%, 10/1/2043	1,500,000	1,670,054
Series E1, 5.25%, 4/1/2044	18,000,000	20,080,568
County of Nassau, General Obligation, NY:
Series A, 5.00%, 4/1/2045	2,000,000	2,213,107
Series B, 5.00%, 4/1/2041	1,500,000	1,675,100
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	6,410,000	5,132,294
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	2,000,000	1,977,944
Metropolitan Transportation Authority Revenue, NY:
Series A, BAM, 4.00%, 11/15/2048 (a)	3,075,000	2,998,357
Series B2, 4.00%, 11/15/2033	330,000	335,667
Series A, 5.00%, 11/15/2044	695,000	760,411
Series A, 5.25%, 11/15/2034	560,000	582,317
Series A, 5.25%, 11/15/2035	250,000	259,898
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2034	2,335,000	2,697,839
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 4.00%, 6/15/2043	1,650,000	1,636,232
Series BB-1, 4.00%, 6/15/2045	5,355,000	5,283,664
Series CC-2, 4.00%, 6/15/2042	1,010,000	993,042
Series DD, 4.00%, 6/15/2036	520,000	534,382
Series DD, 4.13%, 6/15/2046	5,000,000	4,999,239
Series DD, 4.13%, 6/15/2047	5,000,000	4,973,420
Series AA-2, 5.00%, 6/15/2028	500,000	519,885
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,347,656
Series BB, 5.00%, 6/15/2035	18,165,000	21,410,398
Series BB, 5.00%, 6/15/2036	2,985,000	3,479,030
Series BB-1, 5.00%, 6/15/2044	1,175,000	1,275,348
Series CC-2, 5.00%, 6/15/2028	3,000,000	3,119,310
Series CC-2, 5.00%, 6/15/2033	3,000,000	3,499,134
Series CC-2, 5.00%, 6/15/2036	3,000,000	3,569,572
Security Description	Principal Amount	Value
Series CC-2, 5.00%, 6/15/2046	$2,000,000	$2,201,447
Series DD, 5.00%, 6/15/2029	2,000,000	2,193,195
Series EE, 5.00%, 6/15/2031	1,310,000	1,484,348
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 4.00%, 7/15/2037	6,430,000	6,628,587
Series S-1A, 5.00%, 7/15/2029	5,885,000	6,437,392
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2037	2,000,000	1,833,441
Series B-1, 3.00%, 8/1/2041	1,600,000	1,378,419
Series B-1, 3.00%, 8/1/2048	1,000,000	785,412
Series A-1, 4.00%, 11/1/2037	1,500,000	1,536,701
Series A3, 4.00%, 5/1/2042	2,500,000	2,466,055
Series B-1, 4.00%, 8/1/2045	3,000,000	2,949,086
Series C, 4.00%, 2/1/2027	2,000,000	2,039,821
Series C-1, 4.00%, 2/1/2039	1,185,000	1,196,781
Series C-1, 4.00%, 5/1/2040	1,145,000	1,145,831
Series C-1, 4.00%, 5/1/2043	2,000,000	1,978,297
Series C-1, 4.00%, 5/1/2045	5,585,000	5,493,451
Series C-1, 4.00%, 2/1/2047	535,000	519,958
Series D1, 4.00%, 11/1/2044	7,820,000	7,733,361
Series E1, 4.00%, 2/1/2042	1,220,000	1,208,622
Series 1, 5.00%, 11/1/2028	1,065,000	1,147,204
Series A, 5.00%, 11/1/2032	2,000,000	2,223,303
Series A, 5.00%, 5/1/2035	3,935,000	4,516,749
Series A, 5.00%, 5/1/2036	5,435,000	6,212,407
Series A, 5.00%, 5/1/2038	1,000,000	1,132,221
Series A, 5.00%, 5/1/2042	1,000,000	1,103,909
Series A, 5.00%, 5/1/2045	2,735,000	2,986,378
Series A, 5.00%, 5/1/2047	2,000,000	2,168,820
Series A-1, 5.00%, 11/1/2025	6,740,000	6,898,686
Series A2, 5.00%, 5/1/2040	2,500,000	2,649,584
Series B, 5.00%, 11/1/2025	1,000,000	1,023,544
Series B, 5.00%, 11/1/2027	4,910,000	5,201,471
Series B-1, 5.00%, 8/1/2025	1,355,000	1,380,763
Series B-1, 5.00%, 8/1/2029	40,000	41,752
Series B-1, 5.00%, 8/1/2030	1,395,000	1,547,919
Series B-1, 5.00%, 8/1/2035	3,000,000	3,365,972
Series C-1, 5.00%, 11/1/2027	2,150,000	2,277,630
Series D1, 5.00%, 11/1/2044	835,000	894,708
Series D-1, 5.00%, 11/1/2028	1,490,000	1,605,008
Series D-1, 5.00%, 11/1/2034	2,000,000	2,267,390
Series DS, 5.00%, 11/1/2036	1,000,000	1,105,105
Series E-1, 5.00%, 11/1/2027	5,365,000	5,683,481
Series E-1, 5.00%, 11/1/2030	1,705,000	1,899,118
Series E-1, 5.00%, 11/1/2040	2,400,000	2,678,720
Series F-1, 5.00%, 11/1/2025	3,000,000	3,070,632
Series F-1, 5.00%, 2/1/2047	5,000,000	5,372,265
Series A-1, 5.25%, 8/1/2040	1,135,000	1,279,537
Series B, 5.25%, 11/1/2034	3,575,000	4,144,084
Series D-1, 5.25%, 11/1/2038	1,800,000	2,058,145

See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
New York City Transitional Finance Authority Revenue, NY:
Series G-1, 4.00%, 5/1/2046	$5,000,000	$4,899,662
Series B, 5.00%, 5/1/2025	1,100,000	1,115,393
Series B, 5.00%, 5/1/2026	2,250,000	2,323,820
Series C, 5.00%, 5/1/2038	2,400,000	2,732,727
Series D-1, 5.00%, 11/1/2028	4,180,000	4,502,640
Series D-1, 5.00%, 11/1/2036	5,000,000	5,774,332
Series F-1, 5.00%, 2/1/2036	5,000,000	5,772,226
Series F-1, 5.00%, 2/1/2046	1,335,000	1,461,895
Series G-1, 5.00%, 5/1/2039	5,000,000	5,680,857
Series C, 5.50%, 5/1/2040	1,250,000	1,462,496
New York Liberty Development Corp. Revenue, NY Series 1, 4.00%, 2/15/2043	1,500,000	1,462,848
New York Power Authority Revenue, NY Series A, AGM, 4.00%, 11/15/2040 (a)	795,000	802,033
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	312,950
Series A, 3.00%, 3/15/2038	1,575,000	1,417,184
Series A, 3.00%, 3/15/2041	710,000	605,596
Series A, 3.00%, 3/15/2042	2,000,000	1,682,235
Series E, 3.00%, 3/15/2041	2,795,000	2,386,093
Series A, 3.25%, 2/15/2040	5,000	4,989
Series A, 4.00%, 3/15/2034	2,000,000	2,054,902
Series A, 4.00%, 3/15/2035	1,000,000	1,022,437
Series A, 4.00%, 3/15/2036	1,500,000	1,529,155
Series A, 4.00%, 3/15/2038	5,000,000	5,037,096
Series A, 4.00%, 3/15/2040	2,500,000	2,477,520
Series A, 4.00%, 7/1/2040	2,400,000	2,403,970
Series A, 4.00%, 3/15/2041	5,000,000	4,927,017
Series A, 4.00%, 3/15/2042	1,150,000	1,132,803
Series A, 4.00%, 3/15/2047	9,000,000	8,799,485
Series D, 4.00%, 2/15/2037	3,000,000	3,040,022
Series D, 4.00%, 2/15/2038	1,500,000	1,509,981
Series D, 4.00%, 2/15/2047	3,820,000	3,736,679
Series E, 4.00%, 3/15/2042	1,490,000	1,467,719
Series A, BAM, 5.00%, 10/1/2025 (a)	4,450,000	4,545,772
Series A, 5.00%, 10/1/2027	1,180,000	1,250,130
Series A, BAM, 5.00%, 10/1/2028 (a)	4,625,000	4,972,621
Series A, 5.00%, 3/15/2029	8,415,000	9,121,584
Series A, AGM, 5.00%, 10/1/2029 (a)	2,000,000	2,186,340
Series A, 5.00%, 3/15/2031	4,680,000	5,227,196
Series A, 5.00%, 7/1/2032	125,000	129,480
Series A, AGM, 5.00%, 10/1/2032 (a)	3,500,000	3,978,711
Series A, 5.00%, 3/15/2033	3,500,000	4,010,103
Series A, AGM, 5.00%, 10/1/2033 (a)	4,500,000	4,916,051
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2035	$1,000,000	$1,145,028
Series A, 5.00%, 7/1/2035	100,000	103,486
Series A, 5.00%, 3/15/2036	3,750,000	4,101,932
Series A, 5.00%, 10/1/2036 (a)	2,000,000	2,265,078
Series A, 5.00%, 3/15/2039	1,000,000	1,125,568
Series A, 5.00%, 3/15/2043	1,245,000	1,327,634
Series A-1, 5.00%, 3/15/2029	3,000,000	3,260,097
Series A-1, 5.00%, 3/15/2036	3,000,000	3,441,559
Series A-1, 5.00%, 3/15/2045	3,000,000	3,295,706
Series B, 5.00%, 10/1/2030	260,000	268,574
Series D, 5.00%, 2/15/2030	2,660,000	2,923,977
Series E, 5.00%, 3/15/2031	1,730,000	1,932,275
Series E, 5.00%, 3/15/2032	1,285,000	1,454,370
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 4.00%, 6/15/2045	500,000	494,725
Series A, 4.00%, 6/15/2047	2,215,000	2,208,112
Series B, 4.00%, 6/15/2037	2,000,000	2,038,450
Series B, 4.00%, 10/15/2045	1,500,000	1,501,466
Series A, 5.00%, 6/15/2026	1,190,000	1,234,571
Series A, 5.00%, 5/15/2032	1,450,000	1,664,426
Series A, 5.00%, 6/15/2046	5,000,000	5,547,430
Series B, 5.00%, 6/15/2026	5,000,000	5,187,273
New York State Thruway Authority Revenue, NY:
Series A-1, 4.00%, 3/15/2039	5,000,000	5,048,206
5.00%, 3/15/2041	13,100,000	14,568,459
Series A, 5.00%, 3/15/2029	2,850,000	3,084,110
Series A, 5.00%, 3/15/2039	2,000,000	2,248,431
Series A1, 5.00%, 3/15/2030	3,450,000	3,793,589
New York State Urban Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	4,315,000	3,791,631
Series A, 3.00%, 3/15/2041	1,415,000	1,219,234
Series C, 3.00%, 3/15/2040	2,830,000	2,458,703
Series A, 4.00%, 3/15/2038	7,475,000	7,558,531
Series A, 4.00%, 3/15/2044	5,000,000	4,910,034
Series A, 4.00%, 3/15/2046	3,415,000	3,322,535
Series A, 4.00%, 3/15/2047	2,000,000	1,929,751
Series C, 4.00%, 3/15/2041	2,695,000	2,685,152
Series C, 4.00%, 3/15/2045	4,450,000	4,365,970
Series E2, 4.00%, 3/15/2034	1,225,000	1,252,839
Series A, 5.00%, 3/15/2029	7,000,000	7,597,360
Series A, 5.00%, 9/15/2028	3,000,000	3,227,863
Series A, 5.00%, 3/15/2029	1,510,000	1,647,164
Series A, 5.00%, 3/15/2037	2,420,000	2,770,626
Series A, 5.00%, 3/15/2042	8,865,000	9,587,802
Series C, 5.00%, 3/15/2029	1,060,000	1,150,457
Series C, 5.00%, 3/15/2030	1,000,000	1,099,042
Series C, 5.00%, 3/15/2032	3,000,000	3,327,295
Series C, 5.00%, 3/15/2043	4,990,000	5,376,418
Series C, 5.00%, 3/15/2047	12,300,000	13,099,832

See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY:
Series 222, 4.00%, 7/15/2036	$2,000,000	$2,045,877
Series 230, 4.00%, 12/1/2028	2,000,000	2,078,989
Series 230, 4.00%, 12/1/2030	750,000	794,795
Series 240, 5.00%, 7/15/2041	2,000,000	2,240,441
Series 240, 5.00%, 7/15/2044	2,000,000	2,210,907
Series 241, 5.00%, 7/15/2040	1,140,000	1,283,539
Series 241, 5.00%, 7/15/2041	1,500,000	1,680,331
Series 241, 5.00%, 7/15/2048	2,000,000	2,183,806
Series 243, 5.00%, 12/1/2026	2,000,000	2,088,480
Series 243, 5.00%, 12/1/2033	3,500,000	4,089,907
Series 243, 5.00%, 12/1/2036	1,645,000	1,908,856
Series 244, 5.00%, 7/15/2038	2,310,000	2,664,473
Series 244, 5.00%, 7/15/2045	1,145,000	1,272,259
State of New York, General Obligation, NY:
Series A, 3.00%, 3/15/2035	1,050,000	986,121
Series A, 5.00%, 3/15/2032	1,500,000	1,734,224
Series A, 5.00%, 3/15/2034	4,325,000	5,074,032
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,092,409
Series A2, 2.00%, 5/15/2045 (b)	650,000	599,554
Series A, 4.00%, 11/15/2033	1,395,000	1,475,780
Series C, 4.00%, 11/15/2041	4,550,000	4,494,959
Series C, 4.00%, 11/15/2042	1,130,000	1,115,414
Series A, 5.00%, 11/15/2027	1,500,000	1,589,132
Series A, 5.00%, 11/15/2031	2,675,000	3,023,523
Series A, 5.00%, 11/15/2034	550,000	628,189
Series B, 5.00%, 5/15/2027	1,250,000	1,312,847
Series B, 5.00%, 5/15/2028	8,000,000	8,544,749
Series B, 5.00%, 11/15/2028	10,865,000	11,657,137
Series B, 5.00%, 11/15/2030	5,255,000	5,844,599
Series B, 5.00%, 5/15/2031	4,000,000	4,473,085
Series C, 5.00%, 11/15/2030	1,570,000	1,752,688
Series C, 5.00%, 11/15/2034 (c)	3,000,000	3,486,613
Series C, 5.00%, 11/15/2038	3,000,000	3,399,858
Series C, 5.00%, 5/15/2042	1,785,000	1,959,121
Series E, 5.00%, 11/15/2032	3,000,000	3,399,523
Series C, 5.25%, 5/15/2041	2,140,000	2,402,860
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	2,225,000	2,471,325
Series A, 5.00%, 5/15/2046	7,000,000	7,651,567
Series A, 5.00%, 5/15/2047	2,500,000	2,722,223
Series A-1, 5.00%, 5/15/2045	3,750,000	4,167,502
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	408,631
Security Description	Principal Amount	Value
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	$1,045,000	$1,189,443
Series 1, 5.00%, 12/15/2033	2,000,000	2,292,401
Series 2, 5.00%, 12/15/2038	1,000,000	1,169,389
Series 2, 5.00%, 12/15/2042	1,590,000	1,815,618
Series A, 5.00%, 12/15/2033	500,000	513,412
Series TE, 5.00%, 12/15/2038	5,000,000	5,734,907
Series TE, 5.00%, 12/15/2039	8,645,000	9,891,829
		741,935,079
NORTH CAROLINA — 1.6%
City of Charlotte Airport Revenue, NC:
Series A, 5.00%, 7/1/2028	1,230,000	1,318,657
Series A, 5.00%, 7/1/2041	2,000,000	2,210,768
Series A, 5.00%, 7/1/2048	2,000,000	2,178,526
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,182,381
5.00%, 7/1/2037	2,250,000	2,634,877
5.00%, 7/1/2039	2,500,000	2,891,161
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2033	2,000,000	2,307,507
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	3,000,000	3,036,138
5.00%, 9/1/2033	1,000,000	1,165,347
5.00%, 9/1/2048	1,125,000	1,237,729
City of Raleigh Revenue, NC 5.00%, 10/1/2033 (c)	3,250,000	3,762,086
County of Alamance, General Obligation, NC 5.00%, 5/1/2025	3,000,000	3,042,921
County of Durham Revenue, NC Series A, 5.00%, 6/1/2043	1,285,000	1,429,784
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2030	2,000,000	2,236,241
County of Union Enterprise System Revenue, NC 3.00%, 6/1/2039	1,125,000	999,283
County of Wake Revenue, NC 4.00%, 3/1/2034	690,000	725,077
County of Wake, General Obligation, NC:
Series A, 5.00%, 5/1/2037	8,000,000	9,233,940
Series A, 5.00%, 2/1/2030	1,500,000	1,661,545
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2036	2,605,000	3,025,906
State of North Carolina Revenue, NC:
Series B, 3.00%, 5/1/2033	795,000	747,163
5.00%, 3/1/2028	3,915,000	4,167,070

See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2028	$1,210,000	$1,298,965
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	4,000,000	3,877,610
		56,370,682
OHIO — 2.3%
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,669,839
Series A, 5.00%, 8/15/2028	2,500,000	2,694,145
Series A, 5.00%, 8/15/2039	895,000	1,018,235
Series A, 5.00%, 8/15/2041	1,500,000	1,706,400
County of Cuyahoga Sales Tax Revenue, OH Series A, 4.00%, 1/1/2030	3,465,000	3,600,277
Cuyahoga Community College District, General Obligation, OH:
4.00%, 12/1/2033	525,000	530,232
5.00%, 12/1/2027	400,000	413,428
5.00%, 12/1/2037	600,000	614,854
Ohio State University Revenue, OH:
Series A, 3.00%, 12/1/2044	2,325,000	1,897,867
Series B, 5.00%, 12/1/2033	7,500,000	8,623,104
Series C, 5.25%, 12/1/2046	5,000,000	5,585,614
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	5,000,000	5,324,842
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 12/1/2039 (c)	7,500,000	8,605,151
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,685,000	2,578,766
Series A, 5.00%, 12/1/2030	1,375,000	1,538,838
Series B, 5.00%, 12/1/2026	3,000,000	3,132,948
Series B, 5.00%, 12/1/2036	2,000,000	2,335,048
Series B, 5.00%, 12/1/2039	2,250,000	2,544,497
Series C, 5.00%, 6/1/2030	1,750,000	1,943,007
Series C, 5.00%, 12/1/2030	440,000	492,428
Series C, 5.00%, 12/1/2033	2,665,000	3,089,327
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	4,940,000	5,032,567
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,110,680
Series C, 5.00%, 12/1/2028	230,000	239,016
Series C, 5.00%, 12/1/2030	165,000	171,196
Security Description	Principal Amount	Value
State of Ohio, General Obligation, OH:
Series A, 5.00%, 2/1/2033	$875,000	$896,641
Series B, 5.00%, 8/1/2026	5,000,000	5,183,209
Series T, 5.00%, 11/1/2028	400,000	420,232
Series T, 5.00%, 5/1/2031	250,000	262,299
Series Y, 5.00%, 5/1/2033	1,000,000	1,154,098
Series Y, 5.00%, 5/1/2034	750,000	871,383
Series Y, 5.00%, 5/1/2035	750,000	869,474
Series Y, 5.00%, 5/1/2036	1,000,000	1,153,343
Series Y, 5.00%, 5/1/2037	1,000,000	1,149,436
Series Y, 5.00%, 5/1/2038	750,000	857,089
		80,309,510
OKLAHOMA — 0.4%
Creek County Educational Facilities Authority Revenue, OK BAM, 4.00%, 9/1/2044 (a)	3,905,000	3,829,854
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,101,305
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	4,909,390
Oklahoma Industries Authority Revenue, OK:
5.00%, 4/1/2033	2,000,000	2,266,507
5.00%, 4/1/2034	1,000,000	1,145,469
		13,252,525
OREGON — 1.4%
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	289,316
Series A, 3.00%, 3/1/2035	770,000	712,707
Series A, 3.00%, 3/1/2046	605,000	486,175
Series A, 5.00%, 12/1/2040	5,000,000	5,625,499
Hillsboro School District No. 1J, General Obligation, OR:
4.00%, 6/15/2035	700,000	718,370
4.00%, 6/15/2036	1,020,000	1,043,923
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, 5.00%, 6/15/2029	135,000	141,844
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2025	1,615,000	1,641,402
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2043	2,100,000	2,340,289

See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2025	$430,000	$436,989
5.00%, 6/15/2029	500,000	517,036
5.00%, 6/15/2030	660,000	682,360
5.00%, 6/15/2032	500,000	515,980
5.00%, 6/15/2033	500,000	515,884
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,995,000	993,014
Series A, Zero Coupon, 6/15/2040	2,850,000	1,330,707
Series B, 5.00%, 6/15/2032 (b)	635,000	703,127
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036 (c)	2,250,000	2,601,294
Series A, 5.00%, 11/15/2034 (c)	3,000,000	3,516,396
Series A, 5.00%, 11/15/2042	7,500,000	8,335,280
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2025	1,045,000	1,059,710
Series A, 5.00%, 5/1/2027	355,000	373,149
Series A, 5.00%, 5/1/2040	8,000,000	9,018,683
Series A, 5.00%, 5/1/2029	1,000,000	1,088,708
Series A, 5.00%, 5/1/2039	2,625,000	2,976,526
Series I, 5.00%, 8/1/2029	195,000	204,604
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, Zero Coupon, 6/15/2039	1,955,000	1,007,329
Series A, Zero Coupon, 6/15/2041	2,500,000	1,147,396
Series A, Zero Coupon, 6/15/2042	2,000,000	868,593
		50,892,290
PENNSYLVANIA — 1.9%
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,054,872
Series 2020-1, 3.00%, 5/1/2035	900,000	840,366
Series 1ST, 4.00%, 5/15/2033	7,955,000	8,246,462
5.00%, 7/15/2025	5,000,000	5,086,503
5.00%, 10/1/2027	3,000,000	3,172,367
5.00%, 10/1/2031	1,385,000	1,559,692
5.00%, 9/1/2032	2,140,000	2,439,743
Series FIRST, 5.00%, 9/1/2026	3,000,000	3,111,416
Security Description	Principal Amount	Value
Series FIRST, 5.00%, 9/1/2028	$5,000,000	$5,379,594
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	5,000,000	5,630,470
Pennsylvania Economic Development Financing Authority Revenue, PA 5.00%, 8/1/2049	2,525,000	2,768,285
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 4.00%, 8/15/2033	190,000	191,636
Series AT-1, 5.00%, 6/15/2025	100,000	101,491
Pennsylvania State University Revenue, PA:
5.00%, 9/1/2042	6,755,000	7,541,520
5.25%, 9/1/2048	2,000,000	2,227,733
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA:
Series A, 5.00%, 12/1/2028	105,000	108,545
Series A, 5.00%, 12/1/2046	625,000	672,555
Pennsylvania Turnpike Commission Revenue, PA:
Series C, 4.00%, 12/1/2040	1,400,000	1,402,346
Series A, 5.00%, 12/1/2037	1,000,000	1,140,783
Series A, 5.00%, 12/1/2038	1,500,000	1,694,966
Series A, 5.00%, 12/1/2041	3,000,000	3,329,594
Series B, 5.00%, 12/1/2046	1,035,000	1,109,105
Series C, 5.00%, 12/1/2045	3,500,000	3,846,313
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	5,839,226
		68,495,583
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI Series D, BAM, 4.00%, 5/15/2040 (a)	550,000	553,637
State of Rhode Island, General Obligation, RI:
Series E, 2.00%, 8/1/2038	905,000	667,050
Series A, 5.00%, 12/1/2034	3,600,000	4,170,168
Series A, 5.00%, 12/1/2035	1,000,000	1,155,321
		6,546,176
SOUTH CAROLINA — 0.5%
Anderson County School District No. 1, General Obligation, SC 3.00%, 3/1/2038	850,000	769,668
Beaufort County School District, General Obligation, SC Series C, 4.00%, 3/1/2035	1,000,000	1,038,255

See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	$1,250,000	$1,344,217
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	112,152
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	1,110,000	1,257,982
Series A, 5.00%, 3/1/2039	5,000,000	5,574,029
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,113,174
State of South Carolina, General Obligation, SC Series A, 5.00%, 4/1/2025	2,500,000	2,531,251
		17,740,728
TENNESSEE — 0.7%
City of Memphis Water Revenue, TN 3.00%, 12/1/2045	500,000	409,710
City of Memphis, General Obligation, TN 4.00%, 5/1/2035	750,000	785,768
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series A, 5.00%, 5/15/2035	1,000,000	1,169,218
Series A, 5.00%, 5/15/2036	1,000,000	1,165,589
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series C, 3.00%, 1/1/2034	500,000	468,326
Series B, 4.00%, 1/1/2027	5,000,000	5,097,948
5.00%, 7/1/2030	650,000	693,458
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027 (e)	1,325,000	1,222,253
Zero Coupon, 4/1/2032	1,500,000	1,087,462
Zero Coupon, 4/1/2034	3,300,000	2,184,812
Zero Coupon, 4/1/2035	760,000	480,422
Zero Coupon, 4/1/2041	2,015,000	917,939
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,133,405
Series A, 5.00%, 5/1/2027	6,000,000	6,308,952
		26,125,262
TEXAS — 12.8%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	129,729
5.00%, 2/15/2027	1,885,000	1,972,720
Security Description	Principal Amount	Value
Aldine Independent School District, General Obligation, TX 5.00%, 2/15/2030 (a)	$215,000	$224,464
Arlington Higher Education Finance Corp. Revenue, TX Series A, 3.00%, 2/15/2046 (a)	1,500,000	1,156,784
Arlington Independent School District, General Obligation, TX:
4.00%, 2/15/2040 (a)	2,000,000	2,027,842
4.00%, 2/15/2041 (a)	1,000,000	1,007,299
4.00%, 2/15/2046 (a)	745,000	733,295
5.00%, 2/15/2031 (a)	550,000	595,559
Austin Independent School District, General Obligation, TX:
1.88%, 8/1/2038 (a)	1,450,000	1,030,566
4.00%, 8/1/2033 (a)	3,700,000	3,788,366
5.00%, 8/1/2033	1,880,000	2,166,657
5.00%, 8/1/2041	2,500,000	2,766,480
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,228,029
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2030	1,500,000	1,661,927
Series A, 5.00%, 8/15/2031	1,050,000	1,140,977
Series A, 5.00%, 8/15/2032	635,000	688,400
Series A, 5.00%, 8/15/2043	10,000,000	10,985,189
Series E, 5.00%, 8/15/2026	140,000	145,093
Series E, 5.00%, 8/15/2027	100,000	105,464
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2033	250,000	258,265
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,580,554
5.00%, 11/15/2047	3,185,000	3,436,421
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,689,509
5.00%, 9/1/2033	2,000,000	2,292,767
5.00%, 9/1/2035	1,000,000	1,144,149
5.00%, 9/1/2039	5,530,000	6,112,835
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,094,815
Series C, 4.00%, 10/1/2035	1,000,000	1,029,519
Series C, 4.00%, 10/1/2040	505,000	507,917
Series C, 5.00%, 10/1/2032	1,500,000	1,661,984
City of Dallas, General Obligation, TX:
Series B, 3.00%, 2/15/2036	540,000	499,266
5.00%, 2/15/2030	1,430,000	1,561,872

See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2028	$3,000,000	$3,184,457
Series B, 5.00%, 2/15/2028	1,590,000	1,687,762
City of Denton, General Obligation, TX 5.00%, 2/15/2038	3,000,000	3,411,317
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	6,500,000	6,470,461
City of El Paso, General Obligation, TX Series A, 4.00%, 8/15/2035	750,000	762,556
City of Garland, General Obligation, TX 4.00%, 2/15/2044	2,750,000	2,681,078
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,285,712
Series A, 5.00%, 11/15/2032	1,270,000	1,447,043
Series A, 5.00%, 11/15/2034	5,000,000	5,793,531
Series B, 5.00%, 11/15/2026	300,000	312,386
City of Houston, General Obligation, TX:
Series A, 3.00%, 3/1/2040	780,000	666,877
Series A, 5.00%, 3/1/2025	365,000	368,810
Series A, 5.00%, 3/1/2030	445,000	461,985
Series A, 5.00%, 3/1/2031	100,000	102,442
Series A, 5.25%, 3/1/2042	1,750,000	1,954,415
Series A, 5.25%, 3/1/2043	1,850,000	2,059,037
City of Laredo Waterworks & Sewer System Revenue, TX Series A, 4.00%, 3/1/2045	750,000	717,966
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	708,373
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	500,000	482,299
3.00%, 2/1/2037	540,000	496,701
4.00%, 2/1/2043	2,000,000	1,969,044
5.00%, 2/1/2025	125,000	126,084
Series A, 5.00%, 2/1/2033	1,000,000	1,108,400
Series A, 5.00%, 2/1/2040	1,385,000	1,552,538
Series B, 5.00%, 2/1/2033	1,000,000	1,137,620
Series B, 5.00%, 2/1/2040	2,000,000	2,241,932
Series C, 5.00%, 2/1/2032	2,500,000	2,812,538
Series C, 5.00%, 2/1/2033	2,000,000	2,275,240
Series C, 5.00%, 2/1/2034	2,000,000	2,297,485
Series C, 5.00%, 2/1/2040	1,000,000	1,120,966
City of San Antonio, General Obligation, TX:
3.00%, 8/1/2039	700,000	619,481
4.00%, 8/1/2036	2,790,000	2,918,688
5.00%, 2/1/2026	3,800,000	3,907,618
5.00%, 2/1/2027	6,000,000	6,292,945
City of Waco, General Obligation, TX Series A, 5.00%, 2/1/2041	2,250,000	2,508,952
Security Description	Principal Amount	Value
Clear Creek Independent School District, General Obligation, TX 5.00%, 2/15/2036 (c)	$3,000,000	$3,442,634
Clifton Higher Education Finance Corp. Revenue, TX:
5.00%, 8/15/2033	1,465,000	1,630,774
5.00%, 8/15/2034	2,500,000	2,779,351
Collin County Community College District, General Obligation, TX:
4.00%, 8/15/2031	495,000	503,819
4.00%, 8/15/2032	280,000	284,485
4.00%, 8/15/2034	190,000	192,532
Series A, 4.00%, 8/15/2037	1,905,000	1,936,082
Series A, 5.00%, 8/15/2029	1,865,000	2,033,645
Community Independent School District, General Obligation, TX 5.00%, 2/15/2048	4,775,000	5,145,245
Conroe Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2041 (a)	500,000	432,281
4.00%, 2/15/2049	1,500,000	1,451,323
Corpus Christi Independent School District, General Obligation, TX 5.00%, 8/15/2030 (a)	1,845,000	1,983,409
County of Collin, General Obligation, TX:
3.13%, 2/15/2035	720,000	680,172
5.00%, 2/15/2031	5,000,000	5,571,504
5.00%, 2/15/2032	5,245,000	5,918,378
County of Harris Revenue, TX:
Series A, 5.00%, 8/15/2024	375,000	375,529
Series A, 5.00%, 8/15/2026	185,000	191,733
County of Harris Toll Road Revenue, TX:
Series A, 4.00%, 8/15/2049	1,130,000	1,083,522
5.00%, 8/15/2026	685,000	709,932
Series A, 5.00%, 8/15/2029	1,160,000	1,262,659
Series A, 5.00%, 8/15/2035	750,000	858,486
County of Harris, General Obligation, TX:
Series A, 5.00%, 10/1/2025	350,000	357,187
Series A, 5.00%, 10/1/2047	3,015,000	3,218,212
County of Travis, General Obligation, TX 5.00%, 3/1/2036	3,000,000	3,457,663
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	503,844
5.00%, 2/15/2032	1,230,000	1,331,218
5.00%, 2/15/2039	2,250,000	2,550,823
5.00%, 2/15/2040	3,360,000	3,785,540

See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2035 (a)	$500,000	$471,875
Series A, 3.00%, 2/15/2039 (a)	500,000	453,569
Series A, 5.00%, 2/15/2030	1,480,000	1,628,058
Series A, 5.00%, 2/15/2032	1,000,000	1,117,541
Series A, 5.00%, 2/15/2036	2,000,000	2,269,421
Series A, 5.00%, 2/15/2039	2,000,000	2,234,695
Dallas Area Rapid Transit Revenue, TX:
Series A, 5.00%, 12/1/2035	225,000	230,607
Series A, 5.00%, 12/1/2036	215,000	220,358
Dallas College, General Obligation, TX 5.00%, 2/15/2029	1,235,000	1,330,653
Dallas Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,000,000	1,046,652
5.00%, 2/15/2030 (a)	620,000	669,247
5.00%, 2/15/2038	2,750,000	3,106,505
5.00%, 2/15/2039	4,500,000	5,045,914
Series B, 5.00%, 2/15/2026 (a)	600,000	616,946
Del Valle Independent School District, General Obligation, TX:
5.00%, 6/15/2032 (a)	2,760,000	3,092,937
5.00%, 6/15/2036 (a)	2,655,000	2,962,438
Denton Independent School District, General Obligation, TX:
5.00%, 8/15/2034	3,500,000	4,048,062
5.00%, 8/15/2035	1,750,000	2,018,715
Dickinson Independent School District, General Obligation, TX 2.00%, 2/15/2046 (a)	1,900,000	1,172,507
Dripping Springs Independent School District, General Obligation, TX 5.00%, 2/15/2032	4,500,000	5,082,539
Forney Independent School District, General Obligation, TX:
Series B, 5.00%, 8/15/2033 (a)	1,945,000	2,174,859
Series B, 5.00%, 8/15/2035 (a)	2,700,000	3,015,163
Series B, 5.00%, 8/15/2039 (a)	2,400,000	2,649,614
Fort Bend Independent School District, General Obligation, TX Series B, 4.00%, 8/1/2054 (b)	3,335,000	3,381,160
Security Description	Principal Amount	Value
Fort Worth Independent School District, General Obligation, TX:
5.00%, 2/15/2041	$2,355,000	$2,621,819
Series A, 5.00%, 2/15/2029	2,400,000	2,594,972
Frisco Independent School District, General Obligation, TX 5.00%, 2/15/2038	2,850,000	3,256,035
Galveston Independent School District, General Obligation, TX 4.00%, 2/1/2047 (a)	2,000,000	1,955,607
Garland Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2040	1,000,000	1,111,019
Series A, 5.00%, 2/15/2041	1,000,000	1,107,974
Goose Creek Consolidated Independent School District, General Obligation, TX 2.13%, 2/15/2045	1,000,000	652,929
Grand Prairie Independent School District, General Obligation, TX 4.00%, 8/15/2030 (a)	100,000	100,423
Harris County Flood Control District Revenue, TX Series A, 5.00%, 10/1/2032	455,000	477,969
Harris County Flood Control District, General Obligation, TX:
Series A, 3.00%, 10/1/2038	625,000	561,910
Series A, 4.00%, 9/15/2041	3,000,000	3,030,542
Series A, 5.00%, 10/1/2026	1,375,000	1,430,376
Series A, 5.00%, 9/15/2036	1,000,000	1,145,098
Series A, 5.00%, 9/15/2040	3,335,000	3,725,029
Hays Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2029	1,400,000	1,514,361
5.00%, 2/15/2048	6,950,000	7,449,415
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
5.00%, 8/15/2032	5,000,000	5,684,288
Series A, 5.00%, 8/15/2028	140,000	146,918
Judson Independent School District, General Obligation, TX:
4.00%, 2/1/2049	3,000,000	2,903,352
5.00%, 2/1/2025 (a)	225,000	227,158
Lamar Consolidated Independent School District, General Obligation, TX:
Series A, 3.00%, 2/15/2036 (a)	1,300,000	1,230,653
4.00%, 2/15/2047	1,325,000	1,294,033
5.00%, 2/15/2035	1,065,000	1,208,689

See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Leander Independent School District, General Obligation, TX Series A, Zero Coupon, 8/16/2044 (a)	$25,000	$11,215
Lewisville Independent School District, General Obligation, TX:
5.00%, 8/15/2032 (c)	2,750,000	3,114,972
5.00%, 8/15/2024 (a)	135,000	135,212
5.00%, 8/15/2026 (a)	300,000	310,378
Liberty Hill Independent School District, General Obligation, TX:
3.00%, 2/1/2037 (a)	1,500,000	1,396,149
3.00%, 2/1/2039 (a)	2,425,000	2,168,756
Lower Colorado River Authority Revenue, TX AGM, 5.00%, 5/15/2038 (a)	600,000	661,980
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	311,525
Midland Independent School District, General Obligation, TX 4.00%, 2/15/2041	3,255,000	3,301,014
Midway Independent School District/McLennan County, General Obligation, TX 5.00%, 8/15/2030 (a)	705,000	771,160
New Caney Independent School District, General Obligation, TX 5.00%, 2/15/2043	1,500,000	1,665,536
North Texas Municipal Water District Water System Revenue, TX Series A, 3.00%, 9/1/2032	13,185,000	12,612,800
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,803,752
Series A, 5.00%, 1/1/2027	5,100,000	5,315,581
Series A, 5.00%, 1/1/2033	335,000	379,927
Series A, 5.00%, 1/1/2034	775,000	878,930
Series A, 5.00%, 1/1/2035	755,000	855,998
Northwest Independent School District, General Obligation, TX 3.00%, 2/15/2046 (a)	2,250,000	1,778,148
Pasadena Independent School District, General Obligation, TX 5.00%, 2/15/2048	1,000,000	1,085,102
Permanent University Fund - Texas A&M University System Revenue, TX Series A, 3.00%, 7/1/2031	375,000	367,461
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2040	1,760,000	1,981,016
Series B, 5.00%, 7/1/2024	175,000	175,000
Security Description	Principal Amount	Value
Permanent University Fund-University of Texas System Revenue, TX Series A, 4.00%, 7/1/2049	$5,000,000	$4,877,625
Pflugerville Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2043	4,915,000	4,790,493
Series A, 5.00%, 2/15/2035	4,000,000	4,492,997
Plano Independent School District, General Obligation, TX:
5.00%, 2/15/2027	1,625,000	1,700,203
5.00%, 2/15/2028	1,000,000	1,063,247
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2037	3,170,000	3,255,903
4.00%, 10/1/2040	500,000	502,662
4.00%, 10/1/2046	6,125,000	5,979,017
5.00%, 10/1/2029	1,775,000	1,929,697
5.00%, 10/1/2030	6,000,000	6,610,294
Prosper Independent School District, General Obligation, TX:
5.00%, 2/15/2033	1,000,000	1,142,518
5.00%, 2/15/2043	2,205,000	2,450,230
Rockwall Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2047	1,450,000	1,548,883
Round Rock Independent School District, General Obligation, TX:
5.00%, 8/1/2026	150,000	155,411
Series B, 5.00%, 8/1/2031 (a)	480,000	510,355
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,830,929
San Antonio Independent School District, General Obligation, TX 4.00%, 8/15/2034 (a)	1,095,000	1,120,919
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2042	2,065,000	2,202,493
Series C, 5.00%, 5/15/2030	160,000	165,611
Southwest Independent School District, General Obligation, TX 3.00%, 2/1/2039 (a)	1,000,000	898,216
State of Texas, General Obligation, TX:
Series A, 4.00%, 10/1/2033	130,000	132,587
Series A, 5.00%, 10/1/2026	120,000	124,730
Tarrant County College District, General Obligation, TX 2.00%, 8/15/2036	1,700,000	1,309,102

See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	$2,850,000	$2,820,198
4.25%, 8/15/2048	2,500,000	2,484,197
5.25%, 8/15/2048	5,000,000	5,475,523
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	467,047
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	4,000,000	4,624,642
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	2,655,000	2,435,080
Series A, 3.00%, 5/15/2040	750,000	664,581
Series A, 5.00%, 5/15/2033	3,000,000	3,449,555
Texas Department of Transportation State Highway Fund Revenue, TX:
5.00%, 10/1/2033	4,000,000	4,656,839
Series A, 5.00%, 10/1/2026	275,000	286,021
Texas State University System Revenue, TX Series A, 5.00%, 3/15/2029	140,000	146,216
Texas Transportation Commission, General Obligation, TX:
5.00%, 4/1/2034	1,665,000	1,922,445
5.00%, 4/1/2035	3,505,000	4,041,557
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,674,756
3.00%, 10/15/2039	775,000	700,035
Series A, 3.00%, 10/15/2034	800,000	759,117
Series A, 3.00%, 10/15/2039	600,000	536,571
4.00%, 10/15/2045	5,000,000	4,907,860
Series A, 4.70%, 10/15/2041	1,430,000	1,534,260
5.00%, 4/15/2026	135,000	139,436
5.00%, 8/1/2026	500,000	518,048
5.00%, 10/15/2030	1,390,000	1,543,086
5.00%, 8/1/2032	2,200,000	2,467,583
5.00%, 10/15/2032	2,385,000	2,716,470
Series A, 5.00%, 4/15/2027	120,000	125,877
Series A, 5.00%, 10/15/2028	2,500,000	2,688,848
Series A, 5.00%, 10/15/2029	2,500,000	2,736,067
Series A, 5.00%, 10/15/2030	3,000,000	3,330,401
Tomball Independent School District, General Obligation, TX 5.00%, 2/15/2025 (a)	115,000	116,170
Trinity River Authority Central Regional Wastewater System Revenue, TX:
3.00%, 8/1/2032	530,000	506,916
5.00%, 8/1/2025	335,000	341,405
5.00%, 8/1/2030	100,000	104,904
5.00%, 8/1/2041	6,100,000	6,794,788
Security Description	Principal Amount	Value
5.00%, 8/1/2042	$3,000,000	$3,327,310
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	440,257
Series A, 3.00%, 2/15/2041	500,000	426,360
Series A, 4.00%, 2/15/2025	265,000	265,995
Series A, 5.00%, 2/15/2025	380,000	383,744
Series A, 5.00%, 2/15/2034	2,025,000	2,281,376
University of North Texas System Revenue, TX:
Series A, 5.00%, 4/15/2025	200,000	202,441
Series A, 5.00%, 4/15/2030	120,000	125,304
Series A, 5.00%, 4/15/2031	115,000	120,088
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2025	180,000	183,022
Wylie Independent School District/Collin County, General Obligation, TX 5.00%, 8/15/2035	2,000,000	2,310,548
		453,170,716
UTAH — 0.9%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2034	3,135,000	3,559,369
Series A, 5.00%, 7/1/2045	3,580,000	3,853,618
Series A, 5.25%, 7/1/2045	5,000,000	5,532,989
Jordan Valley Water Conservancy District Revenue, UT Series A, 5.00%, 10/1/2049	5,335,000	5,725,574
State of Utah, General Obligation, UT 5.00%, 7/1/2025	5,000,000	5,090,163
University of Utah Revenue, UT Series B, 5.25%, 8/1/2048	6,000,000	6,678,103
		30,439,816
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,225,807
VIRGINIA — 2.2%
Chesterfield County Economic Development Authority Revenue, VA Series F, 2.00%, 4/1/2041	525,000	367,307
City of Alexandria, General Obligation, VA:
4.00%, 12/15/2048	5,000,000	4,996,027
5.00%, 12/15/2040	2,700,000	3,071,587
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	3,125,000	3,297,125
County of Arlington, General Obligation, VA Series A, 4.00%, 8/1/2038	4,190,000	4,306,996

See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2026	$5,000,000	$5,092,268
Series A, 4.00%, 10/1/2037	10,000,000	10,474,238
County of Loudoun, General Obligation, VA:
Series A, 4.00%, 12/1/2038	3,500,000	3,623,722
Series A, 5.00%, 12/1/2025	4,550,000	4,664,656
Series A, 5.00%, 12/1/2026	1,055,000	1,101,117
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,491,087
Series A, 4.00%, 12/1/2031	4,950,000	5,124,354
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	3,500,000	3,232,061
Series A, 4.00%, 2/1/2036	1,220,000	1,246,595
Series A, 4.00%, 2/1/2037	3,390,000	3,451,185
Series A, 4.00%, 2/1/2044	5,000,000	4,922,825
Series A, 5.00%, 9/1/2028	60,000	62,169
Series A, 5.00%, 2/1/2031	1,425,000	1,591,550
Virginia Commonwealth Transportation Board Revenue, VA:
3.00%, 5/15/2041	300,000	257,163
3.25%, 5/15/2043	1,100,000	957,793
5.00%, 5/15/2026	5,000,000	5,168,659
5.00%, 3/15/2032	130,000	136,441
Series A, 5.00%, 5/15/2032	585,000	615,381
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	3,000,000	3,313,708
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2035	260,000	265,552
Series A, 4.00%, 8/1/2038	750,000	762,740
Series A, 4.00%, 8/1/2040	810,000	818,580
Series A, 4.00%, 8/1/2042	3,000,000	3,032,548
Series A, 5.00%, 8/1/2029	150,000	158,123
Virginia Public School Authority Revenue, VA 5.00%, 8/1/2025	175,000	178,384
Virginia Resources Authority Revenue, VA 5.00%, 11/1/2045	80,000	81,734
		77,863,675
WASHINGTON — 4.9%
Auburn School District No. 408 of King & Pierce Counties, General Obligation, WA:
3.00%, 12/1/2037	525,000	488,419
3.00%, 12/1/2038	615,000	562,798
5.00%, 12/1/2029	150,000	158,647
Security Description	Principal Amount	Value
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2046	$1,080,000	$1,060,529
Series S-1, 5.00%, 11/1/2027	1,095,000	1,161,543
Series S-1, 5.00%, 11/1/2035	335,000	346,784
City of Seattle Municipal Light & Power Revenue, WA Series A, 4.00%, 7/1/2047	1,320,000	1,299,638
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,200,000	1,319,381
City of Seattle, General Obligation, WA Series A, 5.00%, 12/1/2029	2,000,000	2,207,263
Clark County School District No. 114 Evergreen, General Obligation, WA 5.00%, 12/1/2032	1,000,000	1,105,393
Clark County School District No. 37 Vancouver, General Obligation, WA 4.00%, 12/1/2034	570,000	584,986
County of King Sewer Revenue, WA Series B, 0.88%, 1/1/2042 (b)	850,000	813,999
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	3,090,000	3,071,509
Series A, 5.00%, 7/1/2025	385,000	390,839
Series A, 5.00%, 7/1/2027	885,000	920,837
Series A, 5.00%, 7/1/2033	3,365,000	3,741,459
Series A, 5.00%, 7/1/2037	660,000	725,607
Series A, 5.00%, 7/1/2039	1,345,000	1,516,913
Series A, 5.00%, 7/1/2040	7,960,000	8,734,713
Series B, 5.00%, 7/1/2032	3,000,000	3,413,944
Franklin County School District No. 1 Pasco, General Obligation, WA 5.00%, 12/1/2030	535,000	565,131
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA:
4.00%, 12/1/2032	2,705,000	2,884,129
4.00%, 12/1/2033	5,000,000	5,343,947
King County School District No. 401 Highline, General Obligation, WA:
3.13%, 12/1/2032	470,000	447,331
5.00%, 12/1/2040	3,250,000	3,616,493
5.00%, 12/1/2041	4,000,000	4,432,289
King County School District No. 405 Bellevue, General Obligation, WA 5.00%, 12/1/2029	300,000	312,336

See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
King County School District No. 411 Issaquah, General Obligation, WA 5.00%, 12/1/2031	$100,000	$105,533
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, 5.00%, 12/1/2043	750,000	823,335
North Thurston Public Schools, General Obligation, WA 4.00%, 12/1/2034	1,045,000	1,076,397
Pierce County School District No. 10 Tacoma, General Obligation, WA 5.00%, 12/1/2027	120,000	122,849
Pierce County School District No. 403 Bethel, General Obligation, WA 5.00%, 12/1/2043	2,725,000	3,029,300
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029 (c)	1,000,000	1,085,489
Port of Tacoma, General Obligation, WA:
Series A, 5.00%, 12/1/2031	295,000	305,175
Series A, 5.00%, 12/1/2032	360,000	372,417
Spokane County School District No. 81 Spokane, General Obligation, WA 5.00%, 12/1/2038	7,500,000	8,441,276
State of Washington, General Obligation, WA:
Series R-2021C, 4.00%, 8/1/2035	800,000	837,465
Series R-2022C, 4.00%, 7/1/2026	2,000,000	2,030,008
Series R-2022C, 4.00%, 7/1/2036	1,000,000	1,042,970
5.00%, 6/1/2030	1,240,000	1,372,877
5.00%, 6/1/2040	2,280,000	2,470,507
Series 2017-A, 5.00%, 8/1/2034	300,000	308,856
Series 2020-A, 5.00%, 8/1/2036	585,000	633,824
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,279,272
Series 2024-A, 5.00%, 8/1/2037	5,000,000	5,710,970
Series A, 5.00%, 8/1/2027	110,000	116,191
Series A, 5.00%, 8/1/2029	2,590,000	2,831,105
Series A, 5.00%, 8/1/2035 (c)	5,000,000	5,818,869
Series A, 5.00%, 8/1/2040	4,450,000	4,867,320
Series A, 5.00%, 8/1/2043	590,000	633,026
Series A, 5.00%, 8/1/2044	515,000	551,283
Series A-3, 5.00%, 8/1/2044	14,000,000	15,264,680
Series A-3, 5.00%, 8/1/2046	10,020,000	10,863,135
Series B, 5.00%, 7/1/2033	285,000	291,116
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2039	$1,015,000	$1,088,022
Series C, 5.00%, 2/1/2035	450,000	453,640
Series C, 5.00%, 2/1/2040	1,855,000	2,003,077
Series C, 5.00%, 2/1/2041	2,650,000	2,975,139
Series C, 5.00%, 2/1/2043	550,000	599,062
Series C, 5.00%, 2/1/2045	5,000,000	5,504,077
Series E, 5.00%, 6/1/2045	3,000,000	3,229,246
Series F, 5.00%, 6/1/2039	3,225,000	3,553,502
Series F, 5.00%, 6/1/2044	3,190,000	3,442,996
Series R-2015E, 5.00%, 7/1/2024	175,000	175,000
Series R-2020B, 5.00%, 1/1/2026	730,000	748,699
Series R-2021B, 5.00%, 1/1/2025	2,000,000	2,016,450
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,165,587
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,391,666
Series R-2024C, 5.00%, 8/1/2038	5,000,000	5,749,239
Series R-2025A, 5.00%, 7/1/2031 (c)	3,000,000	3,365,832
University of Washington Revenue, WA:
Series B, 5.00%, 7/1/2041	3,750,000	4,201,454
Series C, 5.00%, 4/1/2034	745,000	795,477
		172,970,267
WEST VIRGINIA — 0.2%
State of West Virginia, General Obligation, WV:
Series A, 5.00%, 6/1/2026	130,000	134,348
Series A, 5.00%, 12/1/2029	525,000	568,894
Series A, 5.00%, 12/1/2032	705,000	760,492
Series A, 5.00%, 6/1/2034	575,000	619,871
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2047	4,510,000	4,791,232
		6,874,837
WISCONSIN — 1.2%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2025	690,000	696,856
Series A, 4.00%, 10/1/2032	5,925,000	6,183,604
Racine Unified School District, General Obligation, WI BAM, 5.00%, 4/1/2039 (a)	1,015,000	1,118,922
State of Wisconsin Environmental Improvement Fund Revenue, WI Series A, 5.00%, 6/1/2037	750,000	810,491
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	118,582

See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	$1,300,000	$1,311,840
Series A, 4.00%, 5/1/2040	2,000,000	2,004,284
Series A, 4.00%, 5/1/2041	1,000,000	1,001,131
Series 1, 5.00%, 5/1/2025	85,000	86,203
Series 1, 5.00%, 11/1/2028	205,000	214,713
Series 1, 5.00%, 5/1/2031	2,650,000	2,941,064
Series 1, 5.00%, 5/1/2035	2,500,000	2,923,550
Series 3, 5.00%, 11/1/2031	530,000	556,493
Series 4, 5.00%, 5/1/2036	6,000,000	6,770,843
Series B, 5.00%, 5/1/2026	5,900,000	6,095,706
Series B, 5.00%, 5/1/2028	3,000,000	3,210,884
Series B, 5.00%, 5/1/2037	605,000	657,385
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2041	805,000	692,371
Series A, 4.00%, 7/1/2038	750,000	763,626
Series 1, 5.00%, 7/1/2024	205,000	205,000
Series 1, 5.00%, 7/1/2030	3,000,000	3,329,524
		41,693,072
WYOMING — 0.0% (d)
Wyoming Community Development Authority Revenue, WY Series 2, 2.10%, 12/1/2035	500,000	404,767
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,575,784,378)		3,542,014,100
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (f) (g) (Cost $18,308,625)	18,308,625	18,308,625
TOTAL INVESTMENTS — 100.8% (Cost $3,594,093,003)		3,560,322,725
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(29,055,067)
NET ASSETS — 100.0%		$3,531,267,658

(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.4%
Permanent School Fund Guaranteed	1.1%
Build America Mutual Assurance Company	0.6%
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.

See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,542,014,100	$—	$3,542,014,100
Short-Term Investment	18,308,625	—	—	18,308,625
TOTAL INVESTMENTS	$18,308,625	$3,542,014,100	$—	$3,560,322,725

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,196,143	$26,196,143	$977,232,076	$985,119,594	$—	$—	18,308,625	$18,308,625	$1,793,855
See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 100.1%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2026	$4,980,000	$5,181,647
Series A, 5.00%, 11/1/2028	2,145,000	2,313,181
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2024	725,000	725,000
		8,219,828
ALASKA — 0.2%
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,632,074
Series A, 5.00%, 6/30/2028	2,885,000	3,087,850
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,329,367
		6,049,291
ARIZONA — 1.4%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	4,022,918
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,649,422
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,115,198
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,341,097
City of Phoenix, General Obligation, AZ 5.00%, 7/1/2028	1,540,000	1,652,831
Gilbert Water Resource Municipal Property Corp. Revenue, AZ 5.00%, 7/15/2026	4,750,000	4,920,658
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2026	3,200,000	3,306,377
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,954,249
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation, AZ Series D, 5.00%, 7/1/2024	700,000	700,000
Security Description	Principal Amount	Value
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	$3,200,000	$3,430,714
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2025	2,000,000	2,016,054
Series A, 5.00%, 1/1/2026	8,350,000	8,573,768
State of Arizona Lottery Revenue, AZ 5.00%, 7/1/2026	5,000,000	5,166,009
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2027	3,000,000	3,181,266
		52,030,561
ARKANSAS — 0.0% (a)
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,337,457
CALIFORNIA — 21.1%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,809,173
Series A, 5.00%, 12/1/2028	3,000,000	3,269,133
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (b)	425,000	414,936
Series F-1, 5.00%, 4/1/2026	1,660,000	1,713,584
Series F-1, 5.00%, 4/1/2027	9,000,000	9,469,827
Series F-1, 5.00%, 4/1/2028	1,120,000	1,200,304
Series S-11, 5.00%, 4/1/2026 (c)	5,750,000	5,932,485
Series S-11, 5.00%, 4/1/2027 (c)	6,000,000	6,308,771
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	5,600,000	5,541,159
5.00%, 10/1/2025	6,100,000	6,242,445
5.00%, 10/1/2028	7,595,000	8,244,337
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2025	3,065,000	3,126,495
Series A, 5.00%, 2/1/2026	15,020,000	15,466,022
Series A, 5.00%, 8/1/2028	3,000,000	3,221,071
Series B, 5.00%, 5/1/2026	2,100,000	2,172,618
Series B, 5.00%, 12/1/2027	13,150,000	13,965,333
Series B, 5.00%, 12/1/2028	5,950,000	6,427,270
Series C, 5.00%, 11/1/2024	7,290,000	7,329,341
Series C, 5.00%, 11/1/2026	5,000,000	5,210,969
Series C, 5.00%, 9/1/2028	4,350,000	4,677,547
Series C, 5.00%, 11/1/2028	2,500,000	2,696,400

See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
California State University Revenue, CA Series B-2, 0.55%, 11/1/2049 (b)	$4,000,000	$3,621,117
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	24,030,000	24,266,052
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,735,682
Series R1, 5.00%, 4/1/2027	1,010,000	1,062,725
City & County of San Francisco, General Obligation, CA:
Series R1, 5.00%, 6/15/2026	12,375,000	12,845,672
Series R1, 5.00%, 6/15/2027	3,125,000	3,306,133
City of Long Beach Harbor Revenue, CA Series A, 5.00%, 5/15/2025	7,700,000	7,821,691
City of Los Angeles Department of Airports Revenue, CA:
Series A, 5.00%, 5/15/2026	1,080,000	1,119,383
Series B, 5.00%, 5/15/2026	2,385,000	2,471,970
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,548,850
Series A, 5.00%, 2/1/2028	1,780,000	1,905,631
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2028	2,000,000	2,167,654
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	1,000,000	1,086,024
East Bay Municipal Utility District Water System Revenue, CA Series B, 5.00%, 6/1/2028	2,000,000	2,158,408
East Side Union High School District, General Obligation, CA:
Series C, 2.00%, 8/1/2025	10,000,000	9,811,018
Series A, AGM, 5.00%, 8/1/2026 (d)	1,700,000	1,767,561
Series A, AGM, 5.00%, 8/1/2028 (d)	3,880,000	4,193,222
Foothill-De Anza Community College District, General Obligation, CA Series C, 5.00%, 8/1/2025	5,000,000	5,106,342
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	5,020,000	5,219,505
Series A-1, 5.00%, 8/1/2027	10,000,000	10,602,494
Series C-1, 5.00%, 8/1/2026	3,000,000	3,119,226
Series D, 5.00%, 8/1/2028	8,250,000	8,909,394
Security Description	Principal Amount	Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2025	$6,900,000	$7,021,185
Series A, 5.00%, 7/1/2025	4,080,000	4,155,998
Series A, 5.00%, 6/1/2026	1,000,000	1,036,471
Series A, 5.00%, 7/1/2026	4,280,000	4,443,330
Series A, 5.00%, 6/1/2027	5,375,000	5,694,380
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	2,720,000	2,875,438
Series A, 5.00%, 7/1/2028	10,000,000	10,766,402
Series A, 5.00%, 7/1/2026	10,665,000	11,059,371
Series A, 5.00%, 7/1/2027	4,365,000	4,614,443
Series C, 5.00%, 7/1/2026	5,500,000	5,703,380
Series C, 5.00%, 7/1/2027	1,080,000	1,141,718
Series D, 5.00%, 7/1/2026	4,000,000	4,141,822
Series D, 5.00%, 7/1/2027	3,250,000	3,435,725
Series D, 5.00%, 7/1/2028	2,505,000	2,696,984
Series E, 5.00%, 7/1/2027	1,875,000	1,982,149
Series E, 5.00%, 7/1/2028	1,500,000	1,614,960
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2025	3,000,000	3,058,856
Series B, 5.00%, 7/1/2026	2,395,000	2,484,507
Series B, 5.00%, 7/1/2027	1,500,000	1,586,604
Series B, 5.00%, 7/1/2028	2,800,000	3,016,785
Series B, 5.00%, 7/1/2029	1,050,000	1,153,388
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,522,798
Series A, 5.00%, 7/1/2025	2,500,000	2,545,082
Series A, 5.00%, 7/1/2026	20,315,000	21,066,210
Series C, 5.00%, 7/1/2027	3,075,000	3,248,914
Series QRR, 5.00%, 7/1/2027	4,000,000	4,226,229
Series RYRR, 5.00%, 7/1/2025	6,480,000	6,596,852
Series RYRR, 5.00%, 7/1/2026	2,820,000	2,924,278
Los Rios Community College District, General Obligation, CA Series E, 3.00%, 8/1/2024	1,000,000	999,423
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	3,983,134
Series B, 3.00%, 7/1/2027	6,735,000	6,699,794
Series A, 5.00%, 10/1/2027	1,250,000	1,331,827
Series A, 5.00%, 4/1/2029	815,000	890,881
Series B-2, 5.00%, 7/1/2037 (b)	4,000,000	4,291,893

See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2025	$1,100,000	$1,116,121
Series A, 5.00%, 5/1/2026	1,400,000	1,447,958
Series A, 5.00%, 5/1/2027	1,550,000	1,636,625
Series A, 5.00%, 5/1/2029	1,625,000	1,782,260
Series C, 5.00%, 11/1/2026	9,470,000	9,903,468
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,485,000	4,603,175
Series A, 5.00%, 12/1/2026	2,000,000	2,092,232
Series A, 5.00%, 12/1/2027	1,500,000	1,599,817
Palm Springs Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2025	1,500,000	1,531,903
Sacramento Municipal Utility District Revenue, CA Series N-1, 5.00%, 11/15/2029	825,000	913,528
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	9,000,248
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,434,425
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2026	2,250,000	2,332,378
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,641,355
Series R-7A, 5.00%, 7/1/2028	2,500,000	2,700,424
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,447,030
Series A, 5.00%, 10/1/2028	7,000,000	7,589,706
Series B, 5.00%, 10/1/2028	12,320,000	13,357,882
San Francisco Unified School District, General Obligation, CA 5.00%, 6/15/2027	5,000,000	5,279,642
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2025	2,500,000	2,497,640
5.00%, 8/1/2028	4,000,000	4,329,325
San Mateo Foster City Public Financing Authority Revenue, CA Series B, 5.00%, 8/1/2025	4,905,000	5,001,306
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,326,070
Security Description	Principal Amount	Value
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 7/1/2029	$5,000,000	$5,494,766
State of California Department of Water Resources Revenue, CA Series BD, 5.00%, 12/1/2026	670,000	702,815
State of California, General Obligation, CA:
4.00%, 9/1/2026	8,800,000	8,952,515
4.00%, 3/1/2027	8,995,000	9,195,879
4.00%, 3/1/2028	8,000,000	8,246,366
5.00%, 9/1/2024	10,000,000	10,025,665
5.00%, 11/1/2025	22,790,000	23,368,036
5.00%, 12/1/2025	13,000,000	13,351,267
5.00%, 9/1/2026	16,150,000	16,772,269
5.00%, 11/1/2026	3,050,000	3,177,292
5.00%, 12/1/2026	7,500,000	7,825,247
5.00%, 10/1/2027	43,090,000	45,655,307
5.00%, 11/1/2027	3,500,000	3,713,836
5.00%, 12/1/2027	3,000,000	3,188,012
5.00%, 9/1/2028	47,500,000	51,076,665
5.00%, 10/1/2028	7,660,000	8,249,218
5.00%, 9/1/2029	3,000,000	3,286,001
5.00%, 10/1/2029	11,945,000	13,102,009
Series A, 5.00%, 11/1/2026	2,910,000	3,031,449
Series A, 5.00%, 11/1/2027	5,645,000	5,989,887
Series B, 5.00%, 10/1/2026	17,420,000	18,118,948
University of California Revenue, CA:
Series BE, 5.00%, 5/15/2027	1,090,000	1,151,221
Series BH, 5.00%, 5/15/2027	1,465,000	1,547,283
Series BN, 5.00%, 5/15/2028	23,980,000	25,811,544
Series BS, 5.00%, 5/15/2029	20,630,000	22,624,391
		797,518,591
COLORADO — 1.4%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO 5.00%, 12/1/2027	1,505,000	1,598,545
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2025	3,000,000	3,071,898
Series C, 5.00%, 11/15/2028	1,325,000	1,427,842
City & County of Denver, Certificate Participation, CO:
5.00%, 12/1/2025	8,375,000	8,578,091
5.00%, 12/1/2026	4,700,000	4,902,706
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,652,934
Series B, 5.00%, 11/15/2028	2,000,000	2,160,376
Series C, 5.00%, 11/15/2027	1,000,000	1,061,173

See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO 5.00%, 12/15/2027	$5,010,000	$5,333,550
Pueblo City Schools, General Obligation, CO 5.00%, 12/15/2025	4,225,000	4,331,650
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,773,465
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,857,426
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,067,135
Series A, 4.00%, 6/1/2028	3,500,000	3,609,161
Weld County School District No. 6 Greeley, General Obligation, CO 5.00%, 12/1/2027	3,070,000	3,260,819
Weld County School District No. RE-4, General Obligation, CO 5.00%, 12/1/2028	1,325,000	1,429,878
		53,116,649
CONNECTICUT — 3.7%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,093,621
5.00%, 4/1/2028	2,850,000	3,034,527
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series U-1, 1.10%, 7/1/2033 (b)	2,815,000	2,760,358
Series A, 2.80%, 7/1/2048 (b)	23,560,000	23,224,722
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,000,000	1,035,600
Series A, 5.00%, 7/1/2027	2,500,000	2,634,045
Series A, 5.00%, 7/1/2028	10,000,000	10,719,559
Series B, 5.00%, 7/1/2025	4,925,000	5,012,349
Series B, 5.00%, 7/1/2026	10,025,000	10,381,890
Series B, 5.00%, 7/1/2027	3,500,000	3,687,663
Series B, 5.00%, 10/1/2028	1,300,000	1,399,802
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,952,462
Series A, 5.00%, 1/15/2027	1,000,000	1,044,663
Series A, 5.00%, 1/15/2028	3,365,000	3,578,561
Series A, 5.00%, 1/15/2029	1,355,000	1,463,776
Series B, 5.00%, 8/1/2028	1,500,000	1,610,318
Series C, 5.00%, 3/1/2028	4,770,000	5,083,758
Series C, 5.00%, 3/1/2029	2,500,000	2,706,775
Series D, 5.00%, 9/15/2026	2,500,000	2,598,501
Series D, 5.00%, 7/15/2027	13,000,000	13,706,077
Security Description	Principal Amount	Value
Series D, 5.00%, 9/15/2027	$3,680,000	$3,890,935
Series E, 5.00%, 11/15/2025	7,000,000	7,170,808
Series E, 5.00%, 11/15/2026	5,510,000	5,744,906
Series E, 5.00%, 11/15/2027	3,925,000	4,161,963
Series G, 5.00%, 11/15/2024	10,000,000	10,058,423
Town of Greenwich, General Obligation, CT 5.00%, 1/15/2025	2,000,000	2,018,230
University of Connecticut Revenue, CT:
Series A, 5.00%, 2/15/2026	2,670,000	2,747,456
Series A, 5.00%, 8/15/2028	3,300,000	3,537,390
		141,059,138
DELAWARE — 0.6%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,200,811
State of Delaware, General Obligation, DE:
5.00%, 2/1/2028	1,500,000	1,603,231
Series A, 5.00%, 5/1/2026	4,000,000	4,133,405
Series A, 5.00%, 5/1/2028	2,000,000	2,147,415
Series A, 5.00%, 1/1/2029	9,640,000	10,482,780
Series A, 5.00%, 5/1/2029	2,000,000	2,188,820
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	568,125
		22,324,587
DISTRICT OF COLUMBIA — 1.7%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	9,340,000	9,618,567
Series B, 5.00%, 10/1/2029	6,980,000	7,651,240
Series C, 5.00%, 12/1/2026	3,845,000	4,008,615
Series C, 5.00%, 12/1/2027	7,250,000	7,696,058
District of Columbia Water & Sewer Authority Revenue, DC Series C, VRN, 1.75%, 10/1/2054 (b)	8,250,000	8,189,801
District of Columbia, General Obligation, DC:
Series D, 4.00%, 2/1/2026	2,200,000	2,228,525
Series A, 5.00%, 1/1/2028	2,300,000	2,445,145
Series B, 5.00%, 6/1/2028	6,000,000	6,424,613
Series E, 5.00%, 2/1/2025	525,000	530,029
Series E, 5.00%, 2/1/2028	2,235,000	2,379,414
Metropolitan Washington Airports Authority Aviation Revenue, DC Series B, 5.00%, 10/1/2024	2,000,000	2,007,447
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2025	2,635,000	2,681,128

See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2027	$4,500,000	$4,747,087
Series A, 5.00%, 7/15/2028	2,255,000	2,417,165
		63,024,834
FLORIDA — 2.3%
Alachua County School Board, Certificate Participation, FL AGM, 5.00%, 7/1/2026 (d)	325,000	335,217
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026 (c)	2,370,000	2,449,550
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2028	1,000,000	1,072,688
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,577,972
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,480,714
Series B, 5.00%, 10/1/2028	2,000,000	2,146,200
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2027	1,030,000	1,082,544
Florida State Board of Governors Revenue, FL Series A, BAM, 5.00%, 10/1/2029 (c) (d)	5,000,000	5,428,857
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,321,429
Series A, 5.00%, 10/1/2028	1,130,000	1,215,866
Series A, 5.00%, 10/1/2029	1,000,000	1,094,185
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,812,758
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2026	1,525,000	1,585,406
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,896,001
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,603,331
Series A, 5.00%, 7/1/2029	2,120,000	2,303,114
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	1,800,000	1,895,514
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 5.00%, 7/1/2028	12,130,000	13,003,321
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2025	1,116,000	1,133,368
Series A, 5.00%, 6/1/2028	5,000,000	5,361,683
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2029	$5,000,000	$5,459,641
Series B, 5.00%, 6/1/2027	12,170,000	12,820,193
Series B, 5.00%, 6/1/2028	12,980,000	13,918,930
Volusia County School Board, Certificate Participation, FL COPs, 5.00%, 8/1/2024	4,500,000	4,505,007
		87,503,489
GEORGIA — 2.3%
Cherokee County Board of Education, General Obligation, GA 5.00%, 8/1/2028	6,000,000	6,455,598
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series F, 5.00%, 7/1/2024	4,320,000	4,320,000
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	5,735,000	5,933,292
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,115,303
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,922,242
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,591,138
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,140,000	3,250,549
5.00%, 7/1/2027	1,035,000	1,091,406
Henry County School District, General Obligation, GA 4.00%, 8/1/2028	2,630,000	2,720,156
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	5,965,000	6,408,169
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2025	6,000,000	6,110,441
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	18,000,000	18,496,132
Series A, 5.00%, 7/1/2027	5,000,000	5,281,638
Series A-1, 5.00%, 7/1/2026	11,000,000	11,400,259
		86,096,323
HAWAII — 0.7%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,112,139
Series D, 5.00%, 8/1/2025	4,825,000	4,917,256
Series E, 5.00%, 3/1/2026	650,000	669,409
Series E, 5.00%, 3/1/2027	2,500,000	2,618,651
Series E, 5.00%, 3/1/2028	10,125,000	10,795,938

See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	$1,785,000	$1,938,498
		25,051,891
IDAHO — 0.1%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,846,540
Series A, 5.00%, 8/15/2028	1,650,000	1,771,195
		3,617,735
ILLINOIS — 1.5%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,365,334
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2025	4,995,000	5,073,225
5.00%, 7/1/2026	2,045,000	2,116,997
5.00%, 7/1/2027	4,400,000	4,638,360
Series A, 5.00%, 10/1/2025	5,500,000	5,620,267
Series A, 5.00%, 10/1/2028	2,280,000	2,450,433
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2027	5,565,000	5,802,510
Series A, 5.00%, 1/1/2028	4,490,000	4,763,995
Series A, 5.00%, 1/1/2029	1,670,000	1,794,760
Series B, 5.00%, 1/1/2026	2,040,000	2,095,575
Series B, 5.00%, 1/1/2028	1,830,000	1,941,673
Series C, 5.00%, 1/1/2026	1,985,000	2,039,077
Series C, 5.00%, 1/1/2028	3,245,000	3,443,021
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,092,804
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2028	6,450,000	6,793,482
Series A, 5.00%, 1/1/2029	2,795,000	2,982,352
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2028	1,700,000	1,808,898
		57,822,763
INDIANA — 0.2%
Indiana Finance Authority Revenue, IN:
Series A, 5.00%, 2/1/2026	1,000,000	1,026,759
Series A, 5.00%, 2/1/2027	4,200,000	4,384,721
Series A, 5.00%, 2/1/2029	2,515,000	2,731,333
		8,142,813
IOWA — 0.0% (a)
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2027	1,750,000	1,851,138
Security Description	Principal Amount	Value
KANSAS — 0.3%
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	$2,000,000	$2,024,818
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026 (c)	3,500,000	3,629,926
Series A, 5.00%, 9/1/2028 (c)	4,000,000	4,297,894
		9,952,638
KENTUCKY — 0.2%
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2025	2,445,000	2,492,599
Series A, 5.00%, 9/1/2026	2,425,000	2,513,113
Kentucky State Property & Building Commission Revenue, KY Series A, AGM, 5.00%, 11/1/2025 (d)	2,000,000	2,043,402
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026 (c)	2,000,000	2,067,306
		9,116,420
LOUISIANA — 0.7%
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,381,928
5.00%, 9/1/2028	3,305,000	3,548,016
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 5/1/2026	4,380,000	4,524,495
Series A, 5.00%, 2/1/2028	2,000,000	2,125,736
Series A, 5.00%, 4/1/2028	8,750,000	9,326,105
Series A, 5.00%, 2/1/2029	2,000,000	2,163,122
		28,069,402
MAINE — 0.2%
Maine Governmental Facilities Authority Revenue, ME Series A, 5.00%, 10/1/2026	1,000,000	1,037,158
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2025	3,000,000	3,047,779
Series B, 5.00%, 6/1/2026	2,990,000	3,090,574
		7,175,511
MARYLAND — 3.4%
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	10,000,000	10,575,903
Series A, 5.00%, 8/1/2028	11,775,000	12,674,790
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/15/2024	4,860,000	4,862,644
Series A, 5.00%, 8/1/2027	7,790,000	8,238,629
Series B, 5.00%, 9/1/2026	7,985,000	8,299,117

See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	$1,300,000	$1,357,107
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	3,530,000	3,785,235
Series A, 5.00%, 7/1/2029	4,460,000	4,870,679
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2026	1,445,000	1,502,806
5.00%, 10/1/2027	1,865,000	1,975,710
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,931,213
Series A, 5.00%, 10/1/2028	1,175,000	1,267,099
Series B, 5.00%, 12/1/2026	12,000,000	12,518,857
State of Maryland, General Obligation, MD:
Series C, 4.00%, 3/1/2029	9,245,000	9,636,136
Series A, 5.00%, 3/1/2026	7,000,000	7,209,018
Series A, 5.00%, 8/1/2026	8,515,000	8,836,305
Series A, 5.00%, 8/1/2027	2,000,000	2,115,181
Series A, 5.00%, 6/1/2028	1,110,000	1,191,612
Series A, 5.00%, 8/1/2028	1,200,000	1,292,177
Series A, 5.00%, 3/15/2029	8,370,000	9,115,334
Series A, 5.00%, 6/1/2029	1,500,000	1,640,122
Series C, 5.00%, 3/1/2026	11,540,000	11,884,581
		128,780,255
MASSACHUSETTS — 3.0%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,330,944
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2026	1,050,000	1,077,672
Series A, 5.00%, 9/1/2026	14,940,000	15,524,530
Series A, 5.00%, 3/1/2028	4,345,000	4,634,238
Series A, 5.00%, 5/1/2028	2,000,000	2,139,329
Series A, 5.00%, 3/1/2029	13,000,000	14,117,702
Series B, 5.00%, 5/1/2026	1,320,000	1,362,831
Series B, 5.00%, 5/1/2027	1,595,000	1,677,573
Series B, 5.00%, 10/1/2027	7,835,000	8,303,415
Series B, 5.00%, 5/1/2028	2,450,000	2,620,678
Series B, 5.00%, 5/1/2029	1,450,000	1,579,522
Series D, 5.00%, 11/1/2028	5,000,000	5,396,689
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	5,000,000	5,021,370
Series B-1, 5.00%, 7/1/2025	2,500,000	2,542,855
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,533,768
5.00%, 2/1/2026	3,530,000	3,631,627
5.00%, 2/1/2027	1,000,000	1,050,351
5.00%, 2/1/2028	3,875,000	4,150,002
Security Description	Principal Amount	Value
5.00%, 2/1/2029	$2,300,000	$2,511,346
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	7,900,000	8,083,372
Series A, 5.00%, 10/15/2027	1,670,000	1,772,643
Series FF, 5.00%, 10/1/2027	2,145,000	2,274,560
Series FF, 5.00%, 10/1/2028	1,000,000	1,079,716
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	6,300,000	6,487,472
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,542,671
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	175,000	178,248
Series C, 5.00%, 8/1/2027	5,500,000	5,811,577
		113,436,701
MICHIGAN — 0.9%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	1,675,000	1,755,987
5.00%, 5/1/2028	1,250,000	1,333,201
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series A, 5.00%, 7/1/2026	1,500,000	1,549,444
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,582,406
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 4/15/2026	1,000,000	1,030,390
Series II, 5.00%, 10/15/2025 (c)	3,000,000	3,063,427
Series II, 5.00%, 10/15/2026 (c)	5,000,000	5,196,869
Series II, 5.00%, 10/15/2027	3,500,000	3,709,186
Series II, 5.00%, 10/15/2028	2,800,000	3,016,977
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,550,952
Series A, 5.00%, 8/15/2028	1,000,000	1,071,936
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,127,821
5.00%, 11/15/2028	3,500,000	3,778,469
Series A, 5.00%, 11/15/2024	1,000,000	1,005,433
University of Michigan Revenue, MI Series A, 5.00%, 4/1/2025	1,005,000	1,017,622
		35,790,120

See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MINNESOTA — 2.0%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	$6,740,000	$6,684,036
Osseo Independent School District No. 279, General Obligation, MN Series A, 5.00%, 2/1/2028	6,830,000	7,268,679
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,492,244
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2027	1,845,000	1,948,840
Series A, 5.00%, 8/1/2028	12,365,000	13,298,469
Series B, 5.00%, 9/1/2026	13,500,000	14,018,611
Series D, 5.00%, 8/1/2027	13,110,000	13,847,857
Stillwater Independent School District No. 834, General Obligation, MN:
Series A, 5.00%, 2/1/2028	4,510,000	4,796,518
Series A, 5.00%, 2/1/2029	8,745,000	9,465,621
		76,820,875
MISSOURI — 0.9%
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,838,237
5.00%, 3/1/2029	1,500,000	1,625,352
Liberty Public School District No. 53, General Obligation, MO 5.00%, 3/1/2028	1,735,000	1,846,579
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2025	10,000,000	10,144,071
Series A, 5.00%, 5/1/2026	10,000,000	10,337,130
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2025	3,760,000	3,842,781
		34,634,150
NEBRASKA — 0.1%
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,541,677
Series B, 5.00%, 2/1/2027	3,000,000	3,139,452
		4,681,129
NEVADA — 1.0%
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026	3,750,000	3,875,242
Series A, 5.00%, 7/1/2028	5,000,000	5,348,725
Series A, 5.00%, 7/1/2029	5,000,000	5,444,458
County of Clark Revenue, NV:
5.00%, 7/1/2026	4,490,000	4,643,666
5.00%, 7/1/2028	5,000,000	5,346,881
Security Description	Principal Amount	Value
Las Vegas Valley Water District, General Obligation, NV:
Series B, 5.00%, 6/1/2025	$1,010,000	$1,026,086
Series C, 5.00%, 6/1/2026	10,000,000	10,345,803
		36,030,861
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH BAM, 5.00%, 7/1/2027 (d)	2,370,000	2,492,319
NEW JERSEY — 0.9%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	4,500,000	4,437,597
Hudson County Improvement Authority Revenue, NJ 4.00%, 10/1/2025	535,000	539,282
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	15,370,000	16,146,655
Series C, 5.00%, 3/1/2028	5,000,000	5,348,797
Series C, 5.00%, 3/1/2029	4,500,000	4,905,164
New Jersey Turnpike Authority Revenue, NJ Series D, 5.00%, 1/1/2028	1,000,000	1,024,111
		32,401,606
NEW MEXICO — 0.9%
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026 (c)	5,215,000	5,389,990
Series A, 5.00%, 6/15/2027 (c)	5,000,000	5,258,312
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,586,951
Series B, 5.00%, 7/1/2029	5,000,000	5,442,160
State of New Mexico, General Obligation, NM 5.50%, 3/1/2028	5,000,000	5,420,987
		34,098,400
NEW YORK — 17.6%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,668,388
Series B, 5.00%, 11/1/2028	4,000,000	4,340,876
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,572,092
Series 1, 5.00%, 9/1/2028	2,305,000	2,473,894
Series A, 5.00%, 8/1/2027	3,725,000	3,930,761
Series A-1, 5.00%, 8/1/2025	16,825,000	17,131,898
Series A-1, 5.00%, 9/1/2027	8,435,000	8,913,634
Series A-1, 5.00%, 8/1/2028	1,065,000	1,141,366
Series B1, 5.00%, 11/1/2026	18,060,000	18,809,598

See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2028	$1,305,000	$1,402,687
Series B-3, 5.00%, 9/1/2027	12,000,000	12,680,926
Series C, 5.00%, 3/1/2026	5,000,000	5,142,553
Series C, 5.00%, 8/1/2026	6,860,000	7,112,121
Series C, 5.00%, 8/1/2027	30,305,000	31,978,984
Series C, 5.00%, 3/1/2028	2,510,000	2,670,945
Series C, 5.00%, 3/1/2029	5,000,000	5,416,639
Series C1, 5.00%, 8/1/2026	3,065,000	3,177,646
Series E, 5.00%, 8/1/2026	5,000,000	5,183,762
Series E, 5.00%, 8/1/2028	7,340,000	7,866,315
Series F-1, 5.00%, 8/1/2027	3,740,000	3,946,590
Series F-1, 5.00%, 8/1/2028	1,600,000	1,714,728
Series J10, 5.00%, 8/1/2026	4,040,000	4,188,480
County of Westchester, General Obligation, NY:
Series A, 5.00%, 10/15/2025	7,240,000	7,412,671
Series A, 5.00%, 10/15/2026	8,655,000	9,036,988
Erie County Industrial Development Agency Revenue, NY Series A, 5.00%, 5/1/2026	1,000,000	1,032,049
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2025	1,000,000	1,016,924
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2, 5.00%, 6/15/2028	500,000	519,885
Series BB, 5.00%, 6/15/2028	9,385,000	10,103,620
Series BB, 5.00%, 6/15/2029	7,000,000	7,676,184
Series CC-2, 5.00%, 6/15/2025	8,905,000	9,053,107
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,013,703
Series CC-2, 5.00%, 6/15/2027	1,750,000	1,789,532
Series DD, 5.00%, 6/15/2026	36,885,000	38,181,176
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, 5.00%, 7/15/2026	1,300,000	1,347,489
Series S1A, 5.00%, 7/15/2027	1,000,000	1,055,834
Series S3A, 5.00%, 7/15/2024	570,000	570,322
Series S3A, 5.00%, 7/15/2026	1,050,000	1,088,356
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	18,258,116
Series A, 5.00%, 5/1/2027	4,370,000	4,588,822
Series A-1, 5.00%, 11/1/2025	7,725,000	7,906,877
Series A-1, 5.00%, 11/1/2026	9,075,000	9,448,922
Series A-1, 5.00%, 11/1/2027	1,245,000	1,318,907
Series A-1, 5.00%, 11/1/2028	7,335,000	7,901,164
Series B, 5.00%, 11/1/2025	1,095,000	1,120,781
Series B, 5.00%, 11/1/2028	8,020,000	8,639,036
Security Description	Principal Amount	Value
Series C, 5.00%, 2/1/2028	$1,140,000	$1,212,109
Series C-1, 5.00%, 11/1/2027	2,895,000	3,066,855
Series D1, 5.00%, 11/1/2026	3,375,000	3,514,062
Series D-1, 5.00%, 11/1/2026	2,490,000	2,592,597
Series DS, 5.00%, 11/1/2025	1,500,000	1,535,316
Series E-1, 5.00%, 11/1/2027	8,050,000	8,527,870
Series E-1, 5.00%, 11/1/2028	2,725,000	2,935,333
Series F-1, 5.00%, 2/1/2025	1,015,000	1,024,558
Series F-1, 5.00%, 11/1/2025	9,500,000	9,723,667
Series F-1, 5.00%, 11/1/2026	3,875,000	4,034,664
New York City Transitional Finance Authority Revenue, NY:
Series A, 5.00%, 11/1/2025	6,295,000	6,441,724
Series B, 5.00%, 5/1/2027	2,570,000	2,698,689
Series B, 5.00%, 5/1/2028	4,000,000	4,271,031
Series D-1, 5.00%, 11/1/2028	3,820,000	4,114,853
Series D-1, 5.00%, 11/1/2029	6,000,000	6,570,998
Series G-1, 5.00%, 5/1/2026	8,750,000	9,037,079
Series G-1, 5.00%, 5/1/2029	8,290,000	9,002,879
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 7/1/2024	650,000	650,000
Series A, 5.00%, 9/15/2025	9,000,000	9,191,974
Series A, AGM, 5.00%, 10/1/2025 (d)	5,225,000	5,337,450
Series A, 5.00%, 3/15/2026	3,520,000	3,627,662
Series A, 5.00%, 7/1/2026	2,635,000	2,735,035
Series A, AGM, 5.00%, 10/1/2026 (d)	2,500,000	2,596,817
Series A, 5.00%, 3/15/2027	2,210,000	2,319,574
Series A, BAM, 5.00%, 10/1/2027 (d)	3,600,000	3,815,100
Series A, 5.00%, 3/15/2028	7,365,000	7,849,652
Series A, AGM, 5.00%, 10/1/2028 (d)	16,440,000	17,675,651
Series A, 5.00%, 3/15/2029	6,000,000	6,503,803
Series A-1, 5.00%, 3/15/2028	7,725,000	8,244,507
Series E, 5.00%, 3/15/2026	4,120,000	4,246,013
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2025	2,590,000	2,635,774
Series A, 5.00%, 6/15/2027	3,750,000	3,957,675
Series A, 5.00%, 6/15/2028	5,000,000	5,377,047
Series B, 5.00%, 6/15/2027	6,000,000	6,332,279
Series B, 5.00%, 6/15/2028	2,455,000	2,640,130
New York State Thruway Authority Revenue, NY:
Series A, 5.00%, 3/15/2026	20,175,000	20,792,066
Series A, 5.00%, 3/15/2027	17,955,000	18,808,489
New York State Urban Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2026	5,000,000	5,152,928
Series B, 5.00%, 3/15/2029	6,205,000	6,734,517

See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	$3,750,000	$3,861,387
Series 243, 5.00%, 12/1/2026	10,430,000	10,891,422
Series 243, 5.00%, 12/1/2028	6,820,000	7,389,768
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,609,468
Series B, 5.00%, 3/15/2028	1,525,000	1,636,292
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	27,725,000	28,355,843
Series A, 5.00%, 11/15/2026	1,000,000	1,042,425
Series A, 5.00%, 11/15/2027	14,500,000	15,373,472
Series A, 5.00%, 11/15/2028	9,750,000	10,529,294
Series B, 5.00%, 5/15/2027	10,000,000	10,502,774
Series B, 5.00%, 11/15/2028	13,335,000	14,307,217
Series B, 5.00%, 11/15/2043 (b)	8,350,000	8,532,271
Series E, 5.00%, 11/15/2027	2,800,000	2,955,484
Series F, 5.00%, 11/1/2026	2,425,000	2,526,030
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,176,042
Series 1, 5.00%, 12/15/2028	3,970,000	4,148,431
		667,911,395
NORTH CAROLINA — 2.0%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,175,921
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,740,069
5.00%, 7/1/2027	1,500,000	1,583,953
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,070,387
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,547,751
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2025	1,280,000	1,306,956
5.00%, 9/1/2026	2,070,000	2,150,892
5.00%, 9/1/2027	1,300,000	1,376,415
5.00%, 9/1/2028	1,675,000	1,806,320
City of Raleigh Revenue, NC:
5.00%, 10/1/2025 (c)	5,000,000	5,106,818
5.00%, 10/1/2026 (c)	5,000,000	5,200,422
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	3,000,000	3,213,248
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2027	525,000	553,182
Series A, 5.00%, 6/1/2028	1,255,000	1,345,732
Security Description	Principal Amount	Value
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	$5,000,000	$5,343,213
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	7,000,000	7,415,810
County of Wake Revenue, NC 5.00%, 5/1/2026	3,975,000	4,105,265
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,361,034
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2026	1,500,000	1,540,198
State of North Carolina Revenue, NC:
Series A, 5.00%, 5/1/2028	9,800,000	10,492,939
Series B, 5.00%, 5/1/2026	4,465,000	4,609,073
State of North Carolina, General Obligation, NC:
Series A, 5.00%, 6/1/2027	2,000,000	2,108,631
Series B, 5.00%, 6/1/2025	1,215,000	1,234,461
		74,388,690
NORTH DAKOTA — 0.0% (a)
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,633,415
OHIO — 2.2%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	3,285,000	3,306,750
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2026	5,000,000	5,145,049
Series A, 5.00%, 8/15/2026	6,585,000	6,838,700
Series A, 5.00%, 4/1/2028	1,095,000	1,172,050
Series A, 5.00%, 8/15/2028	6,865,000	7,398,123
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	7,000,000	7,156,841
Ohio State University Revenue, OH:
Series A, 5.00%, 12/1/2025	8,500,000	8,710,627
Series A, 5.00%, 12/1/2028	1,000,000	1,079,246
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2027	1,000,000	1,045,709
Ohio Water Development Authority Revenue, OH 5.00%, 12/1/2025	670,000	686,528
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2028	1,000,000	1,071,672

See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2028	$3,000,000	$3,244,508
State of Ohio Revenue, OH:
Series 1-A, 5.00%, 12/15/2026	1,000,000	1,042,562
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,061,205
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,079,925
Series A, 5.00%, 2/1/2029	3,000,000	3,233,896
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,305,299
Series A, 5.00%, 3/15/2029	1,365,000	1,481,978
Series A, 5.00%, 9/1/2029	3,200,000	3,502,709
Series B, 5.00%, 8/1/2025	5,000,000	5,097,203
Series B, 5.00%, 3/1/2028	1,020,000	1,088,149
Series B, 5.00%, 9/15/2028	7,055,000	7,598,919
Series Y, 5.00%, 5/1/2025	750,000	761,053
Series Y, 5.00%, 5/1/2026	2,500,000	2,583,830
Series Y, 5.00%, 5/1/2027	750,000	788,342
Series Y, 5.00%, 5/1/2028	1,000,000	1,069,920
		81,550,793
OKLAHOMA — 0.8%
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2025	3,900,000	3,959,153
Series A, 5.00%, 7/1/2026	2,000,000	2,065,309
Series A, 5.00%, 7/1/2027	1,250,000	1,313,401
Series A, 5.00%, 7/1/2028	2,250,000	2,403,251
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,345,963
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,298,476
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2026	4,250,000	4,363,894
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,358,014
		30,107,461
OREGON — 1.0%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	15,743,453
Multnomah County School District No. 1 Portland, General Obligation, OR 5.00%, 6/15/2027	8,955,000	9,434,787
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	4,550,000	4,688,235
Security Description	Principal Amount	Value
State of Oregon Department of Transportation Revenue, OR 5.00%, 5/15/2029 (c)	$750,000	$814,420
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2027	645,000	677,974
Series A, 5.00%, 5/1/2028	1,000,000	1,069,921
Series A, 5.00%, 5/1/2027	2,050,000	2,154,801
Series A, 5.00%, 5/1/2029	4,550,000	4,953,620
		39,537,211
PENNSYLVANIA — 2.3%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 7/15/2025	7,000,000	7,121,104
5.00%, 10/1/2025	3,135,000	3,200,535
5.00%, 10/1/2026	2,000,000	2,077,356
5.00%, 10/1/2027	11,405,000	12,060,280
Series 2020, 5.00%, 5/1/2029	1,375,000	1,498,265
Series FIRST, 5.00%, 9/1/2026	20,750,000	21,520,624
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,279,789
Series FIRST, 5.00%, 9/1/2028	10,000,000	10,759,189
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,757,079
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 5.00%, 12/1/2027	1,000,000	1,062,490
Series A, 5.00%, 12/1/2028	1,100,000	1,187,069
Series A, 5.00%, 12/1/2029	1,660,000	1,822,891
Series B, 5.00%, 12/1/2029	1,715,000	1,883,288
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,979,627
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	6,815,000	7,376,425
		85,586,011
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,351,487
County of Charleston, General Obligation, SC Series A, 5.00%, 11/1/2027	2,895,000	3,075,246
County of Richland, General Obligation, SC:
Series A, 5.00%, 3/1/2025	2,900,000	2,931,763
Series A, 5.00%, 3/1/2027	1,000,000	1,049,442
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,575,859

See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	$5,000,000	$5,149,126
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	11,480,000	12,029,558
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,293,979
Series B, 5.00%, 10/1/2029	1,060,000	1,160,914
		39,617,374
TENNESSEE — 0.7%
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,212,202
Series B, 5.00%, 5/15/2029	2,250,000	2,449,463
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	8,000,000	8,233,313
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	10,000,000	10,704,125
		24,599,103
TEXAS — 10.8%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,201,004
Alvin Independent School District, General Obligation, TX 5.00%, 2/15/2029	750,000	810,929
Arlington Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,015,000	2,142,781
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2024 (d)	5,910,000	5,916,938
5.00%, 8/1/2025 (d)	4,320,000	4,402,600
5.00%, 8/1/2027	1,000,000	1,056,348
5.00%, 8/1/2028	4,300,000	4,608,790
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2027	1,080,000	1,126,934
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2026	5,000,000	5,181,893
Series A, 5.00%, 8/15/2027	5,000,000	5,274,705
Series A, 5.00%, 8/15/2028	5,000,000	5,365,688
Brazosport Independent School District, General Obligation, TX 5.00%, 2/15/2025 (d)	5,500,000	5,556,643
Security Description	Principal Amount	Value
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	$3,200,000	$3,334,352
City of Austin, General Obligation, TX:
5.00%, 9/1/2026	4,105,000	4,263,763
5.00%, 9/1/2028	3,000,000	3,223,146
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,163,087
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	12,565,000	13,337,569
Series B, 5.00%, 2/15/2028	10,000,000	10,614,858
Series B, 5.00%, 2/15/2029	5,000,000	5,387,258
City of Denton, General Obligation, TX 5.00%, 2/15/2026	9,345,000	9,595,131
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,225,800
City of Fort Worth, General Obligation, TX 5.00%, 3/1/2028	5,130,000	5,454,806
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2025	2,500,000	2,556,601
Series A, 5.00%, 11/15/2026	2,000,000	2,082,573
Series C, 5.00%, 11/15/2026	1,115,000	1,161,035
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	850,000	858,872
Series A, 5.00%, 3/1/2026	1,000,000	1,027,725
Series A, 5.00%, 3/1/2028	1,045,000	1,109,303
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,051,590
5.00%, 2/1/2027	3,650,000	3,812,579
5.00%, 2/1/2028	1,500,000	1,592,319
Series A, 5.00%, 2/1/2026	1,000,000	1,026,448
Series A, 5.00%, 2/1/2029	1,000,000	1,078,548
Series B, 5.00%, 2/1/2026	1,000,000	1,026,448
Series B, 5.00%, 2/1/2027	1,000,000	1,044,542
Series C, 5.00%, 2/1/2029	1,390,000	1,499,181
City of Waco, General Obligation, TX 5.00%, 2/1/2026	2,000,000	2,052,272
Collin County Community College District, General Obligation, TX:
Series A, 5.00%, 8/15/2025	3,990,000	4,064,210
Series A, 5.00%, 8/15/2026	4,840,000	5,017,058
Comal Independent School District, General Obligation, TX 5.00%, 2/1/2026 (d)	4,000,000	4,107,038

See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Conroe Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2026 (d)	$4,125,000	$4,247,447
Series A, 5.00%, 2/15/2028 (d)	1,430,000	1,521,188
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,544,780
5.00%, 2/15/2029	1,000,000	1,082,605
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,872,896
Series A, 5.00%, 8/15/2026	3,335,000	3,456,383
Series A, 5.00%, 8/15/2027	2,225,000	2,345,932
Series A, 5.00%, 8/15/2028	9,100,000	9,754,982
County of Harris, General Obligation, TX Series A, 5.00%, 10/1/2025	10,000,000	10,205,341
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	16,295,000	17,659,147
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028 (d)	2,805,000	2,985,848
Series A, 5.00%, 2/15/2028	6,050,000	6,440,064
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,030,000	3,166,335
5.00%, 2/15/2028	2,500,000	2,653,715
Dallas Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2026 (d)	14,660,000	14,844,188
5.00%, 2/15/2028	2,075,000	2,208,050
5.00%, 2/15/2029	1,700,000	1,839,629
Del Valle Independent School District, General Obligation, TX 5.00%, 6/15/2027 (d)	2,500,000	2,631,536
Denton Independent School District, General Obligation, TX 5.00%, 8/15/2027	2,250,000	2,376,643
Dripping Springs Independent School District, General Obligation, TX:
5.00%, 2/15/2028	1,250,000	1,329,709
5.00%, 2/15/2029	1,250,000	1,351,548
Ector County Independent School District, General Obligation, TX:
Series A, 5.00%, 8/15/2026	3,250,000	3,365,136
Series A, 5.00%, 8/15/2027	2,135,000	2,249,310
Security Description	Principal Amount	Value
Fort Bend Independent School District, General Obligation, TX:
Series B, 0.72%, 8/1/2051 (b) (d)	$2,525,000	$2,331,647
Series B, 4.00%, 8/1/2054 (b)	6,665,000	6,757,251
5.00%, 8/15/2025 (d)	3,990,000	4,065,095
Series A, 5.00%, 8/15/2027 (d)	2,100,000	2,217,559
Fort Worth Independent School District, General Obligation, TX 5.00%, 2/15/2029	1,400,000	1,513,734
Frisco Independent School District, General Obligation, TX 3.00%, 2/15/2026 (d)	3,000,000	2,970,856
Garland Independent School District, General Obligation, TX:
Series A, 5.00%, 2/15/2028	2,100,000	2,233,912
Series A, 5.00%, 2/15/2029	3,000,000	3,243,716
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	1,000,000	1,051,053
Hays Consolidated Independent School District, General Obligation, TX 5.00%, 2/15/2028	1,255,000	1,334,585
Hurst-Euless-Bedford Independent School District, General Obligation, TX 5.00%, 8/15/2029	2,550,000	2,781,186
Irving Independent School District, General Obligation, TX 5.00%, 2/15/2027	1,615,000	1,689,512
Katy Independent School District, General Obligation, TX:
Series B, 5.00%, 2/15/2025 (d)	4,260,000	4,302,821
Series B, 5.00%, 2/15/2026 (d)	1,445,000	1,485,350
Lewisville Independent School District, General Obligation, TX:
5.00%, 8/15/2025 (c)	2,500,000	2,542,373
5.00%, 8/15/2029	5,000,000	5,443,411
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2026	9,510,000	9,750,792
Series A, 5.00%, 1/1/2027	4,460,000	4,648,527
Series A, 5.00%, 1/1/2028	955,000	1,011,104
Series A, 5.00%, 1/1/2029	1,335,000	1,434,337
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	9,085,000	9,559,212
5.00%, 7/1/2028	7,540,000	8,068,209

See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Permanent University Fund-University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	$3,500,000	$3,747,911
Series A, 5.00%, 7/1/2029	2,500,000	2,725,640
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	3,000,000	3,079,938
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,498,631
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,518,018
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2025	2,000,000	2,042,797
Series A-2, 5.00%, 10/1/2026	2,900,000	3,012,948
Series A-2, 5.00%, 10/1/2027	3,155,000	3,332,490
Richardson Independent School District, General Obligation, TX 5.00%, 2/15/2026 (c)	1,400,000	1,437,691
Round Rock Independent School District, General Obligation, TX:
Series A, 5.00%, 8/1/2024 (d)	8,505,000	8,514,767
Series A, 5.00%, 8/1/2025 (d)	3,480,000	3,545,420
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,419,913
Spring Branch Independent School District, General Obligation, TX 5.00%, 2/1/2026	3,000,000	3,081,683
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,426,533
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,597,170
5.00%, 3/1/2029	1,000,000	1,083,710
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,118,750
5.00%, 5/15/2028	1,540,000	1,642,550
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2026	1,005,000	1,032,665
Series A, 5.00%, 3/15/2028	1,500,000	1,595,465
Series A, 5.00%, 3/15/2029	1,855,000	2,007,400
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,621,558
Security Description	Principal Amount	Value
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2027	$5,000,000	$5,243,618
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2024	7,570,000	7,579,143
5.00%, 8/1/2025	1,870,000	1,906,558
5.00%, 8/1/2027	1,050,000	1,107,300
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,055,577
Wylie Independent School District/Collin County, General Obligation, TX 5.00%, 8/15/2028	1,000,000	1,072,524
		409,030,387
UTAH — 0.7%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,418,995
Series A, 5.00%, 7/1/2028	3,750,000	4,010,161
Nebo School District, General Obligation, UT 5.00%, 7/1/2027	7,000,000	7,375,100
State of Utah, General Obligation, UT:
5.00%, 7/1/2026	2,000,000	2,072,380
Series B, 5.00%, 7/1/2025	8,315,000	8,464,942
		28,341,578
VIRGINIA — 2.8%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	10,000,000	10,550,801
County of Fairfax, General Obligation, VA:
Series A, 4.00%, 10/1/2025	6,045,000	6,103,005
Series A, 4.00%, 10/1/2026	8,090,000	8,239,290
County of Loudoun, General Obligation, VA:
Series A, 5.00%, 12/1/2026	9,295,000	9,701,310
Series A, 5.00%, 12/1/2027	9,295,000	9,878,951
Hampton Roads Sanitation District Revenue, VA Series A, 5.00%, 11/1/2025	4,500,000	4,606,416
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,540,954
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,028,600
Series A, 5.00%, 2/1/2027	13,025,000	13,611,535
Series B, 5.00%, 2/1/2029	6,580,000	7,114,136

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	$5,000,000	$5,168,659
5.00%, 5/15/2028	10,000,000	10,706,546
Virginia Public Building Authority Revenue, VA:
Series A, 5.00%, 8/1/2025	500,000	509,668
Series A, 5.00%, 8/1/2027	11,880,000	12,548,630
		105,308,501
WASHINGTON — 4.8%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,697,232
Chelan County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 7/1/2025	2,390,000	2,432,152
City of Seattle Drainage & Wastewater Revenue, WA:
5.00%, 9/1/2026	9,295,000	9,645,225
5.00%, 9/1/2027	6,000,000	6,340,463
City of Seattle, General Obligation, WA:
Series A, 5.00%, 12/1/2025	5,035,000	5,162,026
Series A, 5.00%, 11/1/2028	1,595,000	1,725,692
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2026	4,000,000	4,140,040
Series B, 5.00%, 7/1/2026	7,275,000	7,528,268
Series B, 5.00%, 7/1/2028	5,000,000	5,356,597
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series A, 5.00%, 1/1/2028	1,000,000	1,060,342
King County School District No. 412 Shoreline, General Obligation, WA Series A, 4.00%, 12/1/2026	3,645,000	3,717,168
Port of Seattle Revenue, WA Series A, 5.00%, 8/1/2027	2,500,000	2,628,743
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029 (c)	1,000,000	1,085,489
Snohomish County School District No. 6 Mukilteo, General Obligation, WA 5.00%, 12/1/2026	10,685,000	11,119,155
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,408,796
Series R-2022D, 4.00%, 7/1/2026	3,500,000	3,552,513
Series R-2025A, 4.00%, 7/1/2026 (c)	10,000,000	10,148,355
Series A, 5.00%, 8/1/2025	5,775,000	5,880,469
Series A, 5.00%, 8/1/2028	3,555,000	3,820,546
Security Description	Principal Amount	Value
Series B, 5.00%, 2/1/2025	$3,270,000	$3,301,739
Series B, 5.00%, 2/1/2026	13,930,000	14,307,106
Series B, 5.00%, 2/1/2027	5,000,000	5,232,421
Series B, 5.00%, 2/1/2028	5,200,000	5,539,444
Series C, 5.00%, 2/1/2028	9,000,000	9,587,498
Series R-2024A, 5.00%, 2/1/2026	7,575,000	7,780,067
Series R-2024B, 5.00%, 6/1/2026	3,000,000	3,099,214
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,452,406
Series R-2024C, 5.00%, 8/1/2028	14,500,000	15,583,101
Series R-2025A, 5.00%, 7/1/2028 (c)	5,000,000	5,363,468
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,196,549
Series A, 5.00%, 4/1/2029	7,275,000	7,882,172
		179,774,456
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,464,818
WISCONSIN — 1.3%
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,520,019
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	12,000,000	12,616,804
Series 1, 5.00%, 5/1/2028	1,095,000	1,171,973
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,324,634
Series A, 5.00%, 5/1/2025	650,000	659,203
Series B, 5.00%, 5/1/2026	5,900,000	6,095,706
Series B, 5.00%, 5/1/2027	6,070,000	6,382,000
Series B, 5.00%, 5/1/2028	5,565,000	5,956,189
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	4,485,000	4,814,529
		48,541,057
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,851,519,498)		3,789,639,725

See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (e) (f) (Cost $40,670,999)	40,670,999	$40,670,999
TOTAL INVESTMENTS — 101.2% (Cost $3,892,190,497)		3,830,310,724
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(45,373,739)
NET ASSETS — 100.0%		$3,784,936,985
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.1%
Assured Guaranty Municipal Corp.	0.8%
Build America Assurance Company	0.2%
Build America Mutual Assurance Company	0.1%

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,789,639,725	$—	$3,789,639,725
Short-Term Investment	40,670,999	—	—	40,670,999
TOTAL INVESTMENTS	$40,670,999	$3,789,639,725	$—	$3,830,310,724

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,764,422	$1,764,422	$1,068,124,794	$1,029,218,217	$—	$—	40,670,999	$40,670,999	$1,362,113
See accompanying notes to financial statements.
105

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 35.3%
AIRLINES — 0.8%
Southwest Airlines Co. 1.25%, 5/1/2025	$23,060,000	$23,080,523
Spirit Airlines, Inc. 1.00%, 5/15/2026	6,855,000	3,367,793
		26,448,316
AUTO MANUFACTURERS — 1.9%
Ford Motor Co. Zero Coupon, 3/15/2026	33,036,000	33,450,932
Li Auto, Inc. 0.25%, 5/1/2028	11,578,000	11,088,598
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	29,900,000	15,704,078
NIO, Inc. 0.50%, 2/1/2027	6,100,000	5,782,678
		66,026,286
AUTO PARTS & EQUIPMENT — 0.1%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (a)	9,050,000	3,579,184
BIOTECHNOLOGY — 2.6%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	7,140,000	7,101,944
1.25%, 5/15/2027 (b)	8,486,000	8,135,698
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	10,100,000	8,148,074
2.50%, 3/15/2027 (b)	6,745,000	6,811,034
Guardant Health, Inc. Zero Coupon, 11/15/2027	17,083,000	13,144,514
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (b)	12,055,000	11,504,448
Insmed, Inc. 0.75%, 6/1/2028	8,395,000	17,757,272
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	8,820,000	9,080,896
Livongo Health, Inc. 0.88%, 6/1/2025	7,965,000	7,576,467
		89,260,347
COMMERCIAL SERVICES — 2.2%
2U, Inc. 2.25%, 5/1/2025	5,906,000	3,193,138
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	6,338,000	5,784,312
Block, Inc.:
Zero Coupon, 5/1/2026	8,410,000	7,528,884
0.13%, 3/1/2025	14,294,000	13,767,695
0.25%, 11/1/2027 (b)	7,913,000	6,561,460
Chegg, Inc. 0.13%, 3/15/2025	4,818,000	4,492,785
Euronet Worldwide, Inc. 0.75%, 3/15/2049	6,768,000	6,550,612
Repay Holdings Corp. Zero Coupon, 2/1/2026 (a)	6,105,000	5,563,670
Security Description	Principal Amount	Value
Shift4 Payments, Inc. Zero Coupon, 12/15/2025 (b)	$9,737,000	$10,877,300
Stride, Inc. 1.13%, 9/1/2027	6,464,000	9,276,034
		73,595,890
COMPUTERS — 1.4%
CyberArk Software Ltd. Zero Coupon, 11/15/2024	8,067,000	14,018,107
Insight Enterprises, Inc. 0.75%, 2/15/2025	4,689,000	13,597,068
Lumentum Holdings, Inc. 0.50%, 12/15/2026	14,155,000	12,754,646
Rapid7, Inc. 0.25%, 3/15/2027	9,450,000	8,558,392
		48,928,213
DIVERSIFIED FINANCIAL SERVICES — 0.2%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	7,402,000	6,418,422
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	5,339,000	5,372,796
ENERGY-ALTERNATE SOURCES — 0.9%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	9,770,000	8,920,596
Zero Coupon, 3/1/2028	7,410,000	6,153,857
NextEra Energy Partners LP Zero Coupon, 11/15/2025 (a)	7,490,000	6,781,371
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	8,030,000	7,339,259
Stem, Inc. 0.50%, 12/1/2028 (a)	5,112,000	2,121,276
		31,316,359
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc. 4.50%, 8/15/2025 (b)	5,680,000	8,990,986
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (b)	18,675,000	15,451,508
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	5,608,000	5,797,158
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (b)	8,570,000	7,862,889
Vail Resorts, Inc. Zero Coupon, 1/1/2026	7,112,000	6,477,112
		44,579,653
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	18,770,000	3,975,298

See accompanying notes to financial statements.
106

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.8%
Exact Sciences Corp.:
0.38%, 3/15/2027 (b)	$6,790,000	$5,924,411
0.38%, 3/1/2028 (b)	8,908,000	7,314,092
Haemonetics Corp. Zero Coupon, 3/1/2026	4,835,000	4,378,769
Insulet Corp. 0.38%, 9/1/2026	11,279,000	12,341,595
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	8,979,000	8,473,123
Novocure Ltd. Zero Coupon, 11/1/2025	8,508,000	7,821,489
NuVasive, Inc. 0.38%, 3/15/2025	6,874,000	6,605,158
Omnicell, Inc. 0.25%, 9/15/2025	8,795,000	8,270,642
		61,129,279
HEALTH CARE SERVICES — 0.4%
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	14,746,000	12,225,319
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	6,225,000	5,870,611
HOUSEHOLD PRODUCTS — 0.2%
Beauty Health Co. 1.25%, 10/1/2026 (a)	8,259,000	6,866,120
INTERNET — 9.7%
Airbnb, Inc. Zero Coupon, 3/15/2026	28,454,000	26,049,638
Booking Holdings, Inc. 0.75%, 5/1/2025	12,212,000	25,692,827
Etsy, Inc.:
0.13%, 10/1/2026	9,855,000	9,722,844
0.13%, 9/1/2027	7,465,000	6,224,616
Expedia Group, Inc. Zero Coupon, 2/15/2026 (b)	14,950,000	13,721,110
Fiverr International Ltd. Zero Coupon, 11/1/2025	6,495,000	5,984,298
iQIYI, Inc. 4.00%, 12/15/2026	5,255,000	5,218,741
Lyft, Inc. 1.50%, 5/15/2025	4,050,000	3,898,368
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	8,690,000	7,870,794
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	8,510,000	6,982,030
Okta, Inc.:
0.13%, 9/1/2025	7,555,000	7,133,507
0.38%, 6/15/2026	8,995,000	8,265,146
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a)	5,325,000	4,310,321
Palo Alto Networks, Inc. 0.38%, 6/1/2025	14,733,000	50,222,882
Security Description	Principal Amount	Value
PDD Holdings, Inc. Zero Coupon, 12/1/2025	$10,600,000	$10,427,856
Sea Ltd.:
0.25%, 9/15/2026	22,935,000	19,981,889
2.38%, 12/1/2025	17,256,000	18,525,524
Shopify, Inc. 0.13%, 11/1/2025	13,051,000	12,194,593
Spotify USA, Inc. Zero Coupon, 3/15/2026	22,045,000	21,004,696
Uber Technologies, Inc. Zero Coupon, 12/15/2025	15,481,000	16,590,368
Wayfair, Inc.:
0.63%, 10/1/2025 (b)	10,158,000	9,480,157
1.00%, 8/15/2026 (b)	12,920,000	11,664,434
Wix.com Ltd. Zero Coupon, 8/15/2025	8,247,000	7,700,059
Zillow Group, Inc.:
0.75%, 9/1/2024	8,935,000	9,719,493
1.38%, 9/1/2026 (b)	7,416,000	8,969,800
2.75%, 5/15/2025 (b)	5,449,000	5,506,269
		333,062,260
IRON/STEEL — 0.4%
U.S. Steel Corp. 5.00%, 11/1/2026	4,938,000	14,087,916
LEISURE TIME — 0.3%
NCL Corp. Ltd. 5.38%, 8/1/2025	6,804,000	8,267,881
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a)	6,797,000	2,118,421
		10,386,302
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	7,447,000	7,892,777
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025	10,769,000	11,515,507
MEDIA — 2.0%
Cable One, Inc. Zero Coupon, 3/15/2026	8,455,000	7,408,018
DISH Network Corp.:
Zero Coupon, 12/15/2025	27,625,000	19,934,200
3.38%, 8/15/2026	44,227,000	27,616,223
Liberty Interactive LLC:
3.75%, 2/15/2030	6,979,981	2,399,368
4.00%, 11/15/2029	7,642,642	2,188,777
Liberty Media Corp. 2.75%, 12/1/2049 (a)	8,718,139	8,361,393
		67,907,979
PHARMACEUTICALS — 1.1%
Dexcom, Inc. 0.25%, 11/15/2025	17,410,000	17,430,544
Jazz Investments I Ltd.:
1.50%, 8/15/2024	8,863,000	8,812,215

See accompanying notes to financial statements.
107

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.00%, 6/15/2026	$13,340,000	$12,853,090
		39,095,849
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027 (b)	8,045,000	4,416,061
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	11,215,000	9,907,219
RETAIL — 0.1%
National Vision Holdings, Inc. 2.50%, 5/15/2025	2,932,000	2,815,424
SEMICONDUCTORS — 1.1%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	5,775,000	8,120,920
Microchip Technology, Inc. 0.13%, 11/15/2024	8,782,000	9,271,509
ON Semiconductor Corp. Zero Coupon, 5/1/2027	11,934,000	16,657,119
Wolfspeed, Inc. 1.75%, 5/1/2026	5,410,000	4,868,784
		38,918,332
SOFTWARE — 5.1%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	15,301,000	16,072,324
0.38%, 9/1/2027	16,697,000	16,193,753
Bentley Systems, Inc. 0.13%, 1/15/2026	10,595,000	10,489,262
BlackLine, Inc. 0.13%, 8/1/2024	3,719,000	3,695,124
Dayforce, Inc. 0.25%, 3/15/2026	9,080,000	8,308,472
Dropbox, Inc.:
Zero Coupon, 3/1/2026	9,544,000	8,896,821
Zero Coupon, 3/1/2028 (b)	10,635,000	9,686,677
Everbridge, Inc. Zero Coupon, 3/15/2026	4,082,000	4,014,606
Fastly, Inc. Zero Coupon, 3/15/2026	4,195,000	3,786,071
Five9, Inc. 0.50%, 6/1/2025	6,407,000	6,094,531
Guidewire Software, Inc. 1.25%, 3/15/2025	4,800,000	6,008,208
HubSpot, Inc. 0.38%, 6/1/2025 (b)	6,506,000	13,654,272
LivePerson, Inc. Zero Coupon, 12/15/2026	7,535,000	3,583,194
MicroStrategy, Inc. Zero Coupon, 2/15/2027	14,235,000	17,151,325
MongoDB, Inc. 0.25%, 1/15/2026	15,812,000	20,844,327
Pegasystems, Inc. 0.75%, 3/1/2025	7,300,000	7,048,734
RingCentral, Inc. Zero Coupon, 3/15/2026	8,822,000	7,998,907
Security Description	Principal Amount	Value
Tyler Technologies, Inc. 0.25%, 3/15/2026	$8,335,000	$9,139,994
		172,666,602
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,630,000	6,241,482
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (a)	5,695,000	4,841,433
TOTAL CORPORATE BONDS & NOTES (Cost $1,313,968,020)		1,209,347,236
	Shares
COMMON STOCKS — 0.1%
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	78
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	86,608
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	4,610,000
TOTAL COMMON STOCKS (Cost $5,781,403)		4,696,686
CONVERTIBLE BONDS — 55.1%
AEROSPACE & DEFENSE — 0.1%
Rocket Lab USA, Inc. (a)	3,930,000	4,586,389
AIRLINES — 0.7%
American Airlines Group, Inc.	15,037,000	15,555,175
JetBlue Airways Corp.	10,940,000	9,629,716
		25,184,891
AUTO COMPONENTS — 1.8%
Meritage Homes Corp. (a)	8,395,000	8,421,277
NIO, Inc. (a) (e)	8,330,000	5,229,324
NIO, Inc. (a) (e)	9,880,000	5,904,683
Rivian Automotive, Inc. (a) (e)	24,680,000	21,275,147
Rivian Automotive, Inc. (e)	21,275,000	20,934,600
		61,765,031
AUTOMOBILES — 0.3%
Spectrum Brands, Inc. (a)	5,186,000	5,020,307
Winnebago Industries, Inc. (a)	4,940,000	4,588,124
		9,608,431
BANKS — 0.3%
BofA Finance LLC	7,950,000	9,540,000
BIOTECHNOLOGY — 2.0%
Alnylam Pharmaceuticals, Inc.	15,416,000	16,610,278
Cytokinetics, Inc.	7,438,000	9,731,135
Halozyme Therapeutics, Inc.	10,312,000	11,459,416
Ionis Pharmaceuticals, Inc.	8,300,000	9,143,529

See accompanying notes to financial statements.
108

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
Sarepta Therapeutics, Inc.	16,005,000	$20,632,366
		67,576,724
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Affirm Holdings, Inc.	19,977,000	16,661,617
Alarm.com Holdings, Inc. (a)	5,920,000	5,787,214
Global Payments, Inc. (a) (b)	28,712,000	26,398,674
Marathon Digital Holdings, Inc.	3,740,000	3,219,467
Shift4 Payments, Inc. (b)	7,606,000	7,185,160
Tetra Tech, Inc. (a)	8,575,000	10,048,700
		69,300,832
COMMUNICATIONS EQUIPMENT — 0.5%
Infinera Corp.	6,075,000	6,573,697
InterDigital, Inc.	5,988,000	9,273,017
		15,846,714
ENTERTAINMENT — 0.6%
Live Nation Entertainment, Inc. (b)	13,587,000	15,110,103
Marriott Vacations Worldwide Corp.	7,745,000	7,059,412
		22,169,515
FINANCIAL SERVICES — 1.8%
Coinbase Global, Inc. (b) (e)	19,737,000	20,370,163
Coinbase Global, Inc. (a) (e)	17,528,000	16,910,664
JPMorgan Chase Financial Co. LLC	5,185,000	5,516,218
SoFi Technologies, Inc. (a)	12,908,000	12,027,029
Upstart Holdings, Inc.	9,508,000	7,512,936
		62,337,010
FOOD PRODUCTS — 0.3%
Post Holdings, Inc.	8,956,000	9,861,631
GAS UTILITIES — 0.3%
UGI Corp. (a)	9,871,000	9,838,426
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
CONMED Corp.	11,510,000	10,309,852
Enovis Corp. (a)	6,449,000	6,802,857
Envista Holdings Corp. (a)	7,830,000	6,667,715
Exact Sciences Corp. (a) (e)	8,744,000	7,750,157
Exact Sciences Corp. (a) (e)	9,825,000	7,922,585
Haemonetics Corp. (a)	8,562,000	8,407,370
Integer Holdings Corp.	7,697,000	11,010,020
iRhythm Technologies, Inc. (a)	9,191,000	9,232,084
Lantheus Holdings, Inc. (b)	7,295,000	9,102,847
Merit Medical Systems, Inc. (a)	10,065,000	11,790,242
Repligen Corp. (a)	9,062,000	8,530,151
TransMedics Group, Inc.	6,431,000	11,335,216
		108,861,096
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 8.7%
Alliant Energy Corp.	8,175,000	8,065,046
Array Technologies, Inc.	4,646,000	3,758,196
CenterPoint Energy, Inc. (a) (b)	12,300,000	12,388,191
CMS Energy Corp.	11,562,000	11,334,344
Security Description	Shares	Value
Duke Energy Corp.	24,475,000	$24,422,379
Evergy, Inc. (a)	20,525,000	20,717,319
FirstEnergy Corp.	22,030,000	21,808,599
Fluor Corp. (a)	8,915,000	10,178,612
Granite Construction, Inc. (b) (e)	5,543,000	8,030,809
Granite Construction, Inc. (a) (e)	5,440,000	5,651,453
NextEra Energy Capital Holdings, Inc. (a)	14,170,000	16,200,419
NextEra Energy Partners LP (a) (b)	8,075,000	7,404,291
Ormat Technologies, Inc.	5,180,000	5,136,488
PG&E Corp. (a)	30,744,000	31,016,392
Pinnacle West Capital Corp. (a)	7,653,000	7,719,045
PNM Resources, Inc. (a)	7,899,000	7,741,415
PPL Capital Funding, Inc.	13,950,000	13,380,143
Southern Co. (e)	25,333,000	25,870,313
Southern Co. (a) (e)	20,715,000	21,037,947
Sunnova Energy International, Inc. (e)	8,199,000	4,033,088
Sunnova Energy International, Inc. (e)	7,103,000	2,429,581
Sunrun, Inc. (a)	6,900,000	6,503,802
WEC Energy Group, Inc. (a) (e)	11,831,000	11,745,698
WEC Energy Group, Inc. (a) (e)	12,340,000	12,257,445
		298,831,015
INTERACTIVE MEDIA & SERVICES — 7.6%
Alibaba Group Holding Ltd. (a)	71,100,000	68,814,135
Bilibili, Inc.	6,317,000	6,141,387
Etsy, Inc.	14,700,000	11,583,012
JD.com, Inc. (a) (b)	28,375,000	26,589,361
Lyft, Inc. (a)	7,154,000	7,113,866
Perficient, Inc.	5,802,000	5,615,350
Snap, Inc. (e)	16,868,000	14,077,695
Snap, Inc. (e)	20,125,000	16,044,455
Snap, Inc. (a) (e)	11,175,000	11,463,650
TechTarget, Inc.	6,103,000	5,872,368
Trip.com Group Ltd. (a)	21,207,000	20,677,885
Uber Technologies, Inc. (a)	25,610,000	30,459,766
Upwork, Inc.	4,239,000	3,762,706
Wayfair, Inc. (e)	10,012,000	11,467,545
Wayfair, Inc. (e)	10,256,000	14,235,841
Ziff Davis, Inc.	7,129,000	6,629,756
		260,548,778
IT SERVICES — 4.1%
Lumentum Holdings, Inc. (e)	11,650,000	9,176,822
Lumentum Holdings, Inc. (e)	9,500,000	9,243,025
Parsons Corp. (a)	10,650,000	11,424,149
Seagate HDD Cayman (a)	21,050,000	28,759,352
Super Micro Computer, Inc. (a)	24,275,000	24,433,273
Western Digital Corp. (a)	22,675,000	36,212,428
Zscaler, Inc.	15,713,000	21,140,427
		140,389,476
LEISURE EQUIPMENT & PRODUCTS — 2.7%
Carnival Corp.	6,047,000	11,374,407

See accompanying notes to financial statements.
109

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
NCL Corp. Ltd. (b) (e)	14,856,000	$13,770,918
NCL Corp. Ltd. (e)	6,754,000	6,443,113
Peloton Interactive, Inc. (a)	4,940,000	5,408,800
Royal Caribbean Cruises Ltd. (b)	16,628,000	53,705,447
		90,702,685
MACHINERY — 1.4%
Axon Enterprise, Inc.	9,965,000	13,697,490
Bloom Energy Corp. (a) (e)	5,926,000	5,308,037
Bloom Energy Corp. (e)	8,425,000	8,174,272
Greenbrier Cos., Inc.	5,216,000	5,593,430
John Bean Technologies Corp. (b)	6,267,000	5,722,711
MP Materials Corp. (a)	10,906,000	9,781,918
		48,277,858
MEDIA — 1.8%
Liberty Broadband Corp. (a) (e)	19,325,000	18,468,709
Liberty Broadband Corp. (a) (e) (f)	9,861,000	9,970,950
Liberty Media Corp. (a) (e)	16,850,000	18,054,101
Liberty Media Corp. (b) (e)	7,500,000	7,817,850
Liberty Media Corp.-Liberty Formula One	6,579,000	6,919,529
		61,231,139
OFFICE ELECTRONICS — 1.0%
Advanced Energy Industries, Inc. (a)	8,925,000	9,314,844
Itron, Inc. (a)	10,146,000	10,097,807
Vishay Intertechnology, Inc. (a)	11,325,000	10,719,452
Xerox Holdings Corp. (a)	5,425,000	4,455,010
		34,587,113
OIL, GAS & CONSUMABLE FUELS — 0.3%
Northern Oil & Gas, Inc.	7,829,000	9,054,317
PHARMACEUTICALS — 0.8%
Ascendis Pharma AS	7,504,000	8,381,143
Dexcom, Inc.	17,985,000	17,560,554
		25,941,697
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Federal Realty OP LP (a)	7,692,000	7,399,089
HAT Holdings I LLC/HAT Holdings II LLC (a)	5,914,000	7,334,661
Rexford Industrial Realty LP (a) (e)	8,887,000	8,754,850
Rexford Industrial Realty LP (a) (b) (e)	7,587,000	7,415,610
Starwood Property Trust, Inc.	5,300,000	5,471,561
Ventas Realty LP	12,650,000	13,298,692
Welltower OP LLC (a) (b)	14,195,000	16,862,808
		66,537,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.	6,290,000	5,104,083
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Microchip Technology, Inc. (a) (b)	18,270,000	$18,472,431
MKS Instruments, Inc. (a)	20,737,000	22,099,836
ON Semiconductor Corp.	20,775,000	19,962,905
Wolfspeed, Inc. (e)	9,512,000	5,595,719
Wolfspeed, Inc. (e)	29,887,000	16,608,804
		82,739,695
SOFTWARE — 6.6%
Akamai Technologies, Inc. (a)	19,325,000	18,293,431
Bentley Systems, Inc.	8,150,000	7,284,877
Bill Holdings, Inc.	8,524,000	7,241,905
BlackLine, Inc. (a)	8,891,000	8,625,604
Cloudflare, Inc.	19,150,000	17,388,966
Confluent, Inc.	16,386,000	14,147,345
CSG Systems International, Inc. (a)	4,720,000	4,393,470
Datadog, Inc.	9,778,000	14,133,317
DigitalOcean Holdings, Inc.	22,332,000	18,832,129
Envestnet, Inc. (e)	3,540,000	3,435,181
Envestnet, Inc. (e)	8,182,000	8,773,313
Evolent Health, Inc. (a)	5,710,000	5,163,439
Five9, Inc. (a)	10,425,000	9,327,456
Jamf Holding Corp.	4,705,000	4,135,601
MicroStrategy, Inc. (a) (e)	12,002,000	13,385,951
MicroStrategy, Inc. (a) (e)	9,207,000	7,979,431
MicroStrategy, Inc. (a) (e)	11,350,000	10,692,381
Nutanix, Inc.	8,319,000	9,701,119
PagerDuty, Inc. (a)	6,435,000	6,920,263
Progress Software Corp. (e)	4,306,000	4,509,458
Progress Software Corp. (a) (e)	5,925,000	6,053,158
Unity Software, Inc.	17,646,000	15,198,676
Workiva, Inc. (a)	10,906,000	9,661,407
		225,277,878
SPECIALTY RETAIL — 0.6%
Freshpet, Inc. (b)	6,154,000	12,179,012
Guess?, Inc.	5,425,000	5,958,874
Vroom, Inc.	4,070,000	2,157,141
		20,295,027
TRANSPORTATION INFRASTRUCTURE — 0.7%
Air Transport Services Group, Inc. (a)	6,000,000	5,089,860
World Kinect Corp. (a)	5,050,000	5,461,272
ZTO Express Cayman, Inc.	14,906,000	14,522,916
		25,074,048
WATER UTILITIES — 0.4%
American Water Capital Corp. (a)	15,150,000	14,878,209
TOTAL CONVERTIBLE BONDS (Cost $1,888,319,057)		1,885,946,979

See accompanying notes to financial statements.
110

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
CONVERTIBLE FOREIGN BONDS — 1.5%
BANKS — 0.4%
Barclays Bank PLC	12,100,000	$12,779,778
BIOTECHNOLOGY — 0.1%
Immunocore Holdings PLC (a)	6,180,000	5,140,648
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Carnival Corp.	16,075,000	26,210,287
OIL, GAS & CONSUMABLE FUELS — 0.2%
Kosmos Energy Ltd. (a)	6,020,000	6,293,970
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $44,807,160)		50,424,683
PREFERRED STOCKS — 5.4%
BANKS — 3.4%
Bank of America Corp. 7.25%, 12/31/2049	43,298	51,791,336
Wells Fargo & Co. 7.50%, 12/31/2049	55,999	66,581,131
		118,372,467
ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc. 6.93%, 9/1/2025 (b)	585,444	24,290,071
FINANCIAL SERVICES — 0.9%
AMG Capital Trust II 5.15%, 10/15/2037	74,648	3,737,468
Apollo Global Management, Inc. 6.75%, 7/31/2026	412,000	27,031,320
		30,768,788
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	114,000	5,365,980
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025	115,590	6,570,136
TOTAL PREFERRED STOCKS (Cost $200,354,382)		185,367,442
CONVERTIBLE PREFERRED STOCKS — 2.2%
CHEMICALS — 0.9%
Albemarle Corp. 7.25%, 3/1/2027	641,000	29,909,059
ELECTRIC — 1.1%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (g)	270,171	9,022,631
Security Description	Shares	Value
NextEra Energy, Inc. 7.30%, 6/1/2027 (d)	572,000	$28,308,280
		37,330,911
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024 (b)	64,855	7,931,118
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $88,062,419)		75,171,088
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (h) (i)	6,806,609	6,808,651
State Street Navigator Securities Lending Portfolio II (j) (k)	155,393,618	155,393,618
TOTAL SHORT-TERM INVESTMENTS (Cost $162,202,217)		162,202,269
TOTAL INVESTMENTS — 104.3% (Cost $3,703,494,658)		3,573,156,383
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(148,576,112)
NET ASSETS — 100.0%		$3,424,580,271
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.6% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	When-issued security.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2024.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
111

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,209,347,236	$—	$1,209,347,236
Common Stocks	4,696,686	—	—	4,696,686
Convertible Bonds	—	1,885,946,979	—	1,885,946,979
Convertible Foreign Bonds	—	50,424,683	—	50,424,683
Convertible Preferred Stocks	75,171,088	—	—	75,171,088
Preferred Stocks	181,629,974	3,737,468	—	185,367,442
Short-Term Investments	162,202,269	—	—	162,202,269
TOTAL INVESTMENTS	$423,700,017	$3,149,456,366	$—	$3,573,156,383

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	57,603,244	$57,614,764	$330,343,362	$381,145,876	$(3,651)	$52	6,806,609	$6,808,651	$577,631
State Street Navigator Securities Lending Portfolio II	183,073,093	183,073,093	1,124,618,446	1,152,297,921	—	—	155,393,618	155,393,618	1,413,961
Total		$240,687,857	$1,454,961,808	$1,533,443,797	$(3,651)	$52		$162,202,269	$1,991,592
See accompanying notes to financial statements.
112

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 1.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$7,616,000	$6,894,003
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	11,371,000	10,861,920
7.50%, 6/1/2029 (a) (b)	10,138,000	8,470,096
7.75%, 4/15/2028 (a) (b)	8,281,000	7,256,309
7.88%, 4/1/2030 (a)	8,895,000	8,953,618
9.00%, 9/15/2028 (a) (b)	7,431,000	7,756,701
CMG Media Corp. 8.88%, 12/15/2027 (a)	7,271,000	4,146,869
Lamar Media Corp.:
3.63%, 1/15/2031	6,901,000	6,062,667
3.75%, 2/15/2028	2,470,000	2,309,376
4.00%, 2/15/2030	4,050,000	3,669,138
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	3,184,000	2,900,847
4.63%, 3/15/2030 (a)	5,193,000	4,677,024
5.00%, 8/15/2027 (a) (b)	5,364,000	5,195,195
Stagwell Global LLC 5.63%, 8/15/2029 (a) (b)	9,860,000	9,111,330
		88,265,093
AEROSPACE & DEFENSE — 2.4%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	4,837,000	4,932,869
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	5,225,000	5,168,727
7.00%, 6/1/2032 (a) (b)	8,164,000	8,275,520
7.13%, 6/15/2026 (a)	147,000	149,045
7.25%, 7/1/2031 (a)	6,867,000	7,050,006
7.50%, 2/1/2029 (a) (b)	5,465,000	5,668,954
7.88%, 4/15/2027 (a)	491,000	492,537
8.75%, 11/15/2030 (a) (b)	6,734,000	7,280,397
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,034,000	3,024,686
Moog, Inc. 4.25%, 12/15/2027 (a)	4,952,500	4,696,010
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	7,491,000	8,066,384
9.75%, 11/15/2030 (a)	11,854,000	13,073,895
TransDigm, Inc.:
4.63%, 1/15/2029	13,886,000	12,974,940
4.88%, 5/1/2029 (b)	8,421,000	7,889,803
5.50%, 11/15/2027	21,382,000	20,999,476
6.38%, 3/1/2029 (a)	25,044,000	25,199,022
6.63%, 3/1/2032 (a)	19,923,000	20,153,509
6.75%, 8/15/2028 (a)	18,046,000	18,284,929
Security Description	Principal Amount	Value
6.88%, 12/15/2030 (a)	$12,847,000	$13,117,429
7.13%, 12/1/2031 (a)	9,396,000	9,698,081
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	8,074,000	8,471,241
		204,667,460
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	10,246,000	10,071,101
Vector Group Ltd. 5.75%, 2/1/2029 (a)	7,764,000	7,275,334
		17,346,435
AIRLINES — 2.0%
Air Canada 3.88%, 8/15/2026 (a)	12,175,000	11,587,313
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	6,148,000	5,862,364
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	9,252,000	9,252,000
8.50%, 5/15/2029 (a)	8,995,000	9,347,514
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	21,732,129	21,549,362
5.75%, 4/20/2029 (a)	27,567,192	26,863,126
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	14,769,500	14,266,029
Delta Air Lines, Inc. 7.38%, 1/15/2026 (b)	6,280,500	6,418,168
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a) (b)	10,908,023	10,377,129
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	4,945,939	3,583,382
8.00%, 9/20/2025 (a) (b)	3,953,360	2,875,753
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	18,124,000	17,516,665
4.63%, 4/15/2029 (a)	16,532,000	15,404,518
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	8,792,000	6,866,464
7.88%, 5/1/2027 (a) (b)	4,902,000	4,330,770
9.50%, 6/1/2028 (a) (b)	4,708,000	4,134,001
		170,234,558
APPAREL — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	5,206,000	5,455,367
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	2,548,000	2,204,861
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	5,120,000	4,278,989
		11,939,217

See accompanying notes to financial statements.
113

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	$7,972,000	$6,993,039
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	8,182,000	8,057,879
Jaguar Land Rover Automotive PLC:
5.88%, 1/15/2028 (a)	5,674,000	5,564,151
7.75%, 10/15/2025 (a)	4,943,000	4,969,643
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	7,255,000	7,522,927
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,524,000	4,614,480
		37,722,119
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	3,927,000	4,023,054
8.25%, 4/15/2031 (a) (b)	3,714,000	3,869,059
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	6,391,000	5,852,622
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	7,644,000	7,736,951
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,648,000	4,802,212
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	10,531,000	10,694,441
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	6,274,000	5,824,468
5.25%, 4/30/2031 (b)	5,323,000	4,862,667
5.25%, 7/15/2031 (b)	6,077,500	5,523,536
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,704,000	4,775,360
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,410,000	3,762,788
Tenneco, Inc. 8.00%, 11/17/2028 (a)	17,715,000	16,113,033
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	7,620,000	7,767,371
6.88%, 4/14/2028 (a)	5,329,000	5,434,887
6.88%, 4/23/2032 (a)	8,034,000	8,306,674
7.13%, 4/14/2030 (a)	5,216,000	5,396,526
		104,745,649
BANKS — 0.6%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,991,000	6,750,324
7.63%, 5/1/2026 (a)	4,716,000	4,683,524
12.00%, 10/1/2028 (a)	7,761,000	8,331,356
12.25%, 10/1/2030 (a)	4,874,000	5,249,590
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	9,730,000	8,266,122
Security Description	Principal Amount	Value
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	$14,392,200	$13,503,913
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	5,381,000	4,721,774
		51,506,603
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	5,351,000	4,925,328
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	6,727,000	6,483,214
		11,408,542
CHEMICALS — 2.1%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	6,505,000	3,561,813
Avient Corp. 7.13%, 8/1/2030 (a)	5,691,000	5,791,845
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	4,767,000	4,960,540
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	6,478,000	5,809,859
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	3,284,000	3,193,624
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	4,146,000	4,290,695
Chemours Co.:
4.63%, 11/15/2029 (a)	5,771,950	4,969,072
5.75%, 11/15/2028 (a)	8,099,000	7,482,585
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	7,095,000	6,035,291
12.00%, 2/15/2031 (a)	6,536,000	6,778,028
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	3,869,000	3,718,651
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,101,000	6,530,932
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	7,664,000	7,749,147
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	27,000	25,856
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	5,793,000	5,262,303
Methanex Corp.:
5.13%, 10/15/2027	9,870,000	9,518,431
5.25%, 12/15/2029 (b)	4,477,000	4,320,618
Olin Corp. 5.63%, 8/1/2029	7,371,000	7,232,646

See accompanying notes to financial statements.
114

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	$5,942,000	$5,400,506
7.25%, 6/15/2031 (a) (b)	7,020,000	6,981,250
9.75%, 11/15/2028 (a)	13,457,000	14,255,538
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	226,258	212,139
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	9,308,000	8,644,247
6.63%, 5/1/2029 (a) (b)	5,593,000	5,259,937
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	6,666,000	6,436,556
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	5,689,000	5,151,162
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	10,265,000	9,278,533
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	6,935,000	6,344,277
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	6,424,970	6,202,473
5.63%, 8/15/2029 (a) (b)	8,124,000	7,469,612
		178,868,166
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	5,622,000	5,096,455
COMMERCIAL SERVICES — 5.1%
ADT Security Corp. 4.13%, 8/1/2029 (a)	5,816,000	5,364,795
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,782,000	4,723,612
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	15,230,000	15,284,676
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	8,752,000	7,663,514
6.63%, 7/15/2026 (a)	353,800	352,813
9.75%, 7/15/2027 (a)	8,540,500	8,490,026
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	19,356,000	17,639,771
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	5,473,000	5,102,478
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	6,123,000	5,832,770
APX Group, Inc.:
5.75%, 7/15/2029 (a)	7,008,000	6,723,265
6.75%, 2/15/2027 (a)	6,107,000	6,091,916
Security Description	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	$4,009,000	$3,692,530
5.38%, 3/1/2029 (a) (b)	5,639,000	5,163,971
8.00%, 2/15/2031 (a) (b)	4,530,000	4,479,536
Block, Inc.:
2.75%, 6/1/2026 (b)	9,069,000	8,573,651
3.50%, 6/1/2031	9,426,000	8,138,785
6.50%, 5/15/2032 (a)	20,473,000	20,750,614
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	19,775,000	20,623,150
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	5,675,000	5,817,726
CoreCivic, Inc. 8.25%, 4/15/2029	5,529,000	5,714,498
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	7,277,300	6,614,629
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	4,850,000	4,637,812
6.00%, 6/1/2029 (a) (b)	4,543,000	4,146,260
9.50%, 11/1/2027 (a) (b)	5,703,000	5,736,876
GEO Group, Inc.:
8.63%, 4/15/2029 (a)	6,014,000	6,162,786
10.25%, 4/15/2031 (a)	6,616,000	6,918,550
Grand Canyon University 4.13%, 10/1/2024	24,000	23,844
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a) (b)	9,697,000	9,557,266
6.63%, 6/15/2029 (a)	7,667,000	7,775,565
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	4,509,000	3,273,173
5.00%, 12/1/2029 (a) (b)	8,668,000	5,312,704
12.63%, 7/15/2029 (a) (b)	6,528,000	6,777,174
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	13,935
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	5,529,000	5,154,189
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	5,111,000	5,068,885
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	9,896,000	7,502,553
5.75%, 11/1/2028 (a) (b)	9,927,571	5,330,708
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	24,372,000	23,334,728
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	8,249,000	7,649,710
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	3,542,000	1,515,090
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,061,000	7,462,874
6.25%, 1/15/2028 (a)	11,547,000	11,362,133

See accompanying notes to financial statements.
115

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	$5,592,000	$5,313,183
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	7,671,000	7,088,004
11.25%, 12/15/2027 (a) (b)	6,539,000	6,354,273
Service Corp. International:
3.38%, 8/15/2030	9,359,000	8,158,053
4.00%, 5/15/2031	6,278,700	5,598,340
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,552,000	6,306,600
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,370,000	3,890,436
United Rentals North America, Inc.:
3.75%, 1/15/2032	7,593,000	6,603,176
3.88%, 11/15/2027	7,453,500	7,033,644
3.88%, 2/15/2031	8,115,000	7,244,666
4.00%, 7/15/2030	5,560,000	5,031,077
6.13%, 3/15/2034 (a)	10,759,000	10,717,578
Valvoline, Inc. 3.63%, 6/15/2031 (a)	4,554,000	3,920,630
VT Topco, Inc. 8.50%, 8/15/2030 (a)	4,946,000	5,192,756
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	9,483,000	9,795,370
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	6,201,000	6,069,973
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	4,008,000	3,777,299
6.63%, 6/15/2029 (a)	2,833,000	2,854,729
7.38%, 10/1/2031 (a)	4,360,000	4,483,344
WW International, Inc. 4.50%, 4/15/2029 (a)	2,283,000	880,256
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	5,509,000	4,784,622
		428,653,550
COMPUTERS — 0.5%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	4,768,000	4,462,562
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	3,300,000	2,972,739
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	19,040,000	17,580,203
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	5,013,000	4,736,132
5.13%, 4/15/2029 (a) (b)	9,607,600	9,044,595
Vericast Corp. 11.00%, 9/15/2026 (a)	5,462,035	5,844,377
		44,640,608
CONSTRUCTION MATERIALS — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	4,484,000	2,934,688
Security Description	Principal Amount	Value
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	$5,481,000	$5,769,575
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	12,199,000	10,773,059
5.00%, 3/1/2030 (a)	4,948,000	4,683,282
6.38%, 6/15/2032 (a)	4,956,000	4,965,416
6.38%, 3/1/2034 (a)	9,486,000	9,389,717
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	8,886,800	8,716,796
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,571,000	3,965,388
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	6,444,000	6,459,852
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.:
6.63%, 12/15/2030 (a) (b)	23,208,000	23,407,357
6.75%, 7/15/2031 (a) (d)	4,827,000	4,887,772
Griffon Corp. 5.75%, 3/1/2028	7,062,500	6,817,926
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (b)	6,461,000	6,533,234
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	6,695,000	6,735,170
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,932,000	3,636,274
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	5,113,000	4,829,944
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,175,000	4,914,697
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	9,611,000	9,389,178
8.88%, 11/15/2031 (a)	11,473,000	12,171,362
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	9,583,500	8,068,253
4.38%, 7/15/2030 (a)	14,600,000	13,189,786
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	5,273,000	5,110,539
7.25%, 1/15/2031 (a)	8,415,000	8,714,153
		176,063,418
DISTRIBUTION & WHOLESALE — 0.9%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	7,900,000	7,399,061
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	5,982,000	5,790,217
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	7,403,000	7,160,774

See accompanying notes to financial statements.
116

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Gates Corp. 6.88%, 7/1/2029 (a)	$6,765,000	$6,887,311
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	10,287,000	9,279,183
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	5,083,000	5,179,221
7.75%, 3/15/2031 (a)	7,753,000	8,105,296
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	7,074,000	7,268,677
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	7,601,000	8,042,238
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	8,958,000	9,358,243
		74,470,221
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	5,878,000	5,746,862
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	5,582,000	5,782,394
Ally Financial, Inc. 6.70%, 2/14/2033 (b)	3,601,000	3,576,873
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	6,912,000	7,524,541
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	561,822	561,401
9.75%, 3/15/2029 (a)	8,081,000	8,492,242
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	6,281,000	6,611,820
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	8,466,000	7,256,886
3.63%, 10/1/2031 (a)	6,766,000	5,420,378
Credit Acceptance Corp. 9.25%, 12/15/2028 (a) (b)	6,312,000	6,676,202
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	6,501,000	6,610,477
9.25%, 4/1/2029 (a)	5,373,000	5,600,117
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	7,892,000	7,687,203
9.25%, 2/1/2029 (a)	10,264,000	10,266,361
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	7,848,000	8,114,204
8.00%, 6/15/2028 (a)	7,223,000	7,602,569
goeasy Ltd. 9.25%, 12/1/2028 (a)	6,623,000	7,029,454
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a) (b)	3,179,500	2,982,371
7.13%, 4/30/2031 (a)	12,522,000	12,841,561
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	10,613,000	9,800,893
LD Holdings Group LLC 6.13%, 4/1/2028 (a) (b)	4,433,000	3,323,154
Security Description	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	$4,655,000	$4,737,719
6.50%, 3/26/2031 (a)	5,783,000	5,953,888
8.13%, 3/30/2029 (a)	3,874,000	4,099,544
8.38%, 5/1/2028 (a)	3,492,000	3,682,244
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,136,000	8,629,135
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	4,900,000	4,794,454
5.13%, 12/15/2030 (a)	5,988,000	5,498,242
5.50%, 8/15/2028 (a)	5,887,000	5,660,704
5.75%, 11/15/2031 (a)	6,541,000	6,146,381
6.00%, 1/15/2027 (a)	4,844,000	4,792,750
7.13%, 2/1/2032 (a)	8,676,000	8,724,759
Navient Corp.:
4.88%, 3/15/2028	4,264,000	3,900,409
5.00%, 3/15/2027	7,715,000	7,372,068
5.50%, 3/15/2029 (b)	7,683,200	7,010,459
9.38%, 7/25/2030	5,690,000	5,981,385
11.50%, 3/15/2031	4,339,000	4,777,760
OneMain Finance Corp.:
3.50%, 1/15/2027	6,852,000	6,419,159
3.88%, 9/15/2028	6,511,000	5,835,744
4.00%, 9/15/2030	6,553,800	5,623,816
5.38%, 11/15/2029	8,789,000	8,243,730
7.50%, 5/15/2031	7,914,000	8,011,738
7.88%, 3/15/2030	6,439,000	6,636,999
9.00%, 1/15/2029	7,650,000	8,067,920
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	7,270,000	6,610,029
5.38%, 10/15/2025 (a)	4,190,000	4,154,134
5.75%, 9/15/2031 (a)	5,751,000	5,390,700
7.13%, 11/15/2030 (a)	7,427,000	7,406,427
7.88%, 12/15/2029 (a)	7,130,000	7,349,889
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a) (b)	9,642,934	8,993,675
3.63%, 3/1/2029 (a)	6,061,000	5,507,085
3.88%, 3/1/2031 (a)	10,115,000	8,814,818
4.00%, 10/15/2033 (a) (b)	9,086,250	7,658,255
SLM Corp.:
3.13%, 11/2/2026	3,691,000	3,443,740
4.20%, 10/29/2025	6,493,000	6,309,443
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	7,530,000	7,767,270
Synchrony Financial 7.25%, 2/2/2033	6,658,000	6,643,352
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,234,000	6,196,908
5.50%, 4/15/2029 (a)	6,240,000	5,926,128
5.75%, 6/15/2027 (a)	6,289,000	6,141,209

See accompanying notes to financial statements.
117

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
VFH Parent LLC/Valor Co.-Issuer, Inc. 7.50%, 6/15/2031 (a)	$4,994,000	$5,017,422
		389,439,454
ELECTRIC — 2.3%
AES Corp. 5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	10,932,000	11,091,498
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	6,307,000	5,766,616
American Electric Power Co., Inc. 5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (b) (c)	734,000	731,350
Calpine Corp.:
3.75%, 3/1/2031 (a)	8,567,000	7,577,169
4.50%, 2/15/2028 (a)	11,270,000	10,718,559
4.63%, 2/1/2029 (a) (b)	5,720,000	5,338,590
5.00%, 2/1/2031 (a)	7,235,000	6,750,110
5.13%, 3/15/2028 (a)	12,025,000	11,565,645
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	7,224,000	6,309,875
4.75%, 3/15/2028 (a)	8,158,000	7,786,322
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	5,914,000	6,158,780
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (a) (c)	5,002,000	5,021,208
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	5,689,000	5,413,652
7.25%, 1/15/2029 (a) (b)	6,580,000	6,750,619
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,794,000	4,264,647
3.63%, 2/15/2031 (a)	9,631,000	8,262,916
5.75%, 1/15/2028 (a)	840	834
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,464,000	5,984,371
PG&E Corp.:
5.00%, 7/1/2028 (b)	9,774,000	9,412,069
5.25%, 7/1/2030 (b)	8,715,000	8,332,586
Pike Corp. 5.50%, 9/1/2028 (a)	6,522,000	6,251,794
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	11,397,000	12,161,169
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	10,219,000	9,519,918
5.00%, 7/31/2027 (a)	8,928,000	8,638,286
5.63%, 2/15/2027 (a)	246,000	241,877
6.88%, 4/15/2032 (a)	9,598,000	9,743,890
Security Description	Principal Amount	Value
7.75%, 10/15/2031 (a)	$11,946,000	$12,442,954
		192,237,304
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	6,381,000	5,768,169
4.75%, 6/15/2028 (a)	4,810,000	4,504,517
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	9,160,000	9,196,640
6.63%, 3/15/2032 (a)	5,972,000	6,039,185
7.25%, 6/15/2028 (a)	7,751,000	7,898,501
		33,407,012
ELECTRONICS — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	10,766,000	10,193,464
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	6,355,000	6,597,634
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,662,000	17,457,928
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	7,768,000	7,136,384
5.88%, 9/1/2030 (a)	4,243,000	4,150,673
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	7,609,500	6,637,310
6.63%, 7/15/2032 (a)	6,142,000	6,185,178
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	4,344,000	3,986,141
		62,344,712
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	6,497,000	5,925,264
ENGINEERING & CONSTRUCTION — 0.3%
Artera Services LLC 8.50%, 2/15/2031 (a)	6,794,500	6,988,075
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	12,657,000	13,679,686
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,666,000	3,432,989
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	561,000	503,755
TopBuild Corp. 4.13%, 2/15/2032 (a)	2,980,000	2,624,397
		27,228,902
ENTERTAINMENT — 2.8%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,335,000	5,596,846
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,259,000	1,877,836
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	8,604,000	5,827,919

See accompanying notes to financial statements.
118

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	$4,750,400	$4,439,629
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	11,774,000	10,791,106
6.25%, 7/1/2025 (a)	100	100
6.50%, 2/15/2032 (a)	14,315,000	14,384,857
7.00%, 2/15/2030 (a)	14,690,000	15,010,683
8.13%, 7/1/2027 (a)	12,426,000	12,679,863
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	8,231,000	7,997,733
6.75%, 5/1/2031 (a)	5,753,000	5,793,846
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	5,023,000	4,798,824
International Game Technology PLC:
4.13%, 4/15/2026 (a)	4,783,000	4,654,433
5.25%, 1/15/2029 (a)	6,044,000	5,851,438
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,902,000	5,490,985
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	2,150,000	2,160,922
7.25%, 11/15/2029 (a)	5,190,000	5,294,267
7.50%, 9/1/2031 (a)	6,022,000	6,230,120
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	1,772,000	1,147,831
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	3,328,000	3,101,463
4.75%, 10/15/2027 (a) (b)	6,376,000	6,111,779
6.50%, 5/15/2027 (a)	9,485,000	9,559,931
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	3,428,000	3,493,818
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	5,744,000	5,352,259
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	11,052,000	10,430,878
13.25%, 12/15/2027 (a)	827,000	927,017
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	7,365,000	5,280,116
5.88%, 9/1/2031 (a) (b)	6,650,000	4,530,046
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	8,340,000	8,129,915
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	6,718,000	6,344,009
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	7,277,000	7,395,688
Security Description	Principal Amount	Value
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	$8,654,000	$8,793,849
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (e)	2,610,000	2,804,236
Vail Resorts, Inc. 6.50%, 5/15/2032 (a) (b)	5,110,000	5,171,627
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	4,559,000	3,929,493
3.75%, 12/1/2029 (a) (b)	4,723,000	4,275,685
3.88%, 7/15/2030 (a)	4,523,000	4,040,351
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	6,797,000	6,470,472
7.13%, 2/15/2031 (a)	8,624,000	8,941,881
		235,113,751
ENVIRONMENTAL CONTROL — 0.8%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	5,244,000	5,077,031
6.38%, 2/1/2031 (a)	4,425,000	4,435,133
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	5,626,000	5,187,341
3.75%, 8/1/2025 (a)	3,736,000	3,700,060
4.00%, 8/1/2028 (a)	5,321,000	4,934,270
4.38%, 8/15/2029 (a)	5,493,000	5,065,425
4.75%, 6/15/2029 (a) (b)	5,734,000	5,411,176
5.13%, 12/15/2026 (a)	4,406,000	4,351,233
6.75%, 1/15/2031 (a)	8,245,000	8,421,855
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	6,365,500	5,937,929
5.88%, 6/30/2029 (a) (b)	6,650,000	6,191,748
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	4,509,000	4,119,152
Stericycle, Inc. 3.88%, 1/15/2029 (a)	3,507,000	3,275,608
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	4,293,000	4,280,894
		70,388,855
FOOD — 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	6,362,000	6,102,621
3.50%, 3/15/2029 (a)	10,494,000	9,432,637
4.63%, 1/15/2027 (a)	11,791,500	11,397,192
4.88%, 2/15/2030 (a)	12,452,000	11,761,039
5.88%, 2/15/2028 (a)	7,921,500	7,826,996
6.50%, 2/15/2028 (a)	7,221,000	7,256,166
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	3,809,018	3,533,207
8.00%, 9/15/2028 (a) (b)	7,309,000	7,419,000

See accompanying notes to financial statements.
119

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a) (b)	$3,562,000	$3,673,099
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a) (b)	4,876,000	5,040,077
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	8,434,000	8,645,525
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	9,223,000	8,361,664
4.38%, 1/31/2032 (a)	5,280,000	4,705,958
4.88%, 5/15/2028 (a) (b)	4,323,000	4,181,768
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	9,029,000	8,217,203
5.50%, 10/15/2027 (a)	8,886,000	8,691,041
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	9,378,000	8,404,751
4.63%, 4/15/2030 (a) (b)	10,482,000	9,631,386
5.50%, 12/15/2029 (a)	10,466,000	10,089,643
6.25%, 2/15/2032 (a)	9,596,000	9,620,470
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	8,743,000	7,703,282
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	3,432,000	3,078,813
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	3,384,000	3,149,184
4.75%, 2/15/2029 (a)	6,327,000	6,001,919
6.88%, 9/15/2028 (a)	6,926,000	7,083,913
7.25%, 1/15/2032 (a)	3,269,000	3,393,516
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	6,334,000	5,713,015
		190,115,085
FOOD SERVICE — 0.1%
TKC Holdings, Inc. 10.50%, 5/15/2029 (a) (b)	5,958,000	5,867,677
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,158,000	5,493,121
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	5,653,000	4,677,122
Mercer International, Inc. 5.13%, 2/1/2029	7,104,000	6,254,575
		16,424,818
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	5,555,000	5,705,207
HEALTH CARE PRODUCTS — 1.6%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	6,865,000	6,228,477
Security Description	Principal Amount	Value
4.63%, 7/15/2028 (a)	$14,407,000	$13,708,260
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	12,769,000	13,089,247
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	4,380,000	3,608,375
Hologic, Inc. 3.25%, 2/15/2029 (a)	7,961,000	7,143,565
Medline Borrower LP:
3.88%, 4/1/2029 (a)	45,751,000	42,126,606
5.25%, 10/1/2029 (a) (b)	22,690,000	21,624,931
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a)	9,242,000	9,345,141
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	8,795,000	8,818,219
Teleflex, Inc. 4.25%, 6/1/2028 (a)	5,391,000	5,078,268
		130,771,089
HEALTH CARE SERVICES — 4.4%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a) (b)	2,835,750	2,712,367
3.50%, 4/1/2030 (a)	2,927,000	2,800,524
5.00%, 7/15/2027 (a)	1,808,000	1,772,726
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a) (b)	3,798,000	3,471,562
4.00%, 3/15/2031 (a)	5,190,500	4,643,162
4.25%, 5/1/2028 (a) (b)	3,484,000	3,291,265
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	10,353,000	8,139,736
5.25%, 5/15/2030 (a)	13,290,000	10,965,579
5.63%, 3/15/2027 (a)	17,887,000	16,642,959
6.00%, 1/15/2029 (a)	6,478,000	5,711,977
6.13%, 4/1/2030 (a)	10,631,000	7,415,760
6.88%, 4/1/2028 (a)	6,461,000	4,819,971
6.88%, 4/15/2029 (a) (b)	9,989,000	7,650,176
8.00%, 12/15/2027 (a) (b)	4,517,000	4,477,160
10.88%, 1/15/2032 (a)	21,510,000	22,414,065
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a) (d)	2,607,000	2,643,133
DaVita, Inc.:
3.75%, 2/15/2031 (a)	12,703,500	10,843,708
4.63%, 6/1/2030 (a)	27,972,250	25,311,809
Encompass Health Corp.:
4.50%, 2/1/2028	7,182,000	6,834,391
4.75%, 2/1/2030	6,054,000	5,663,093
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	6,268,000	6,233,025
Global Medical Response, Inc. 10.00%, 10/31/2028 (a)	105,397	102,816
HealthEquity, Inc. 4.50%, 10/1/2029 (a) (b)	5,072,000	4,738,161

See accompanying notes to financial statements.
120

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	$6,612,000	$7,019,630
IQVIA, Inc. 6.50%, 5/15/2030 (a)	5,370,000	5,452,000
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	3,753,000	3,585,804
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	4,827,000	4,227,294
9.88%, 8/15/2030 (a)	7,956,000	8,489,927
10.00%, 6/1/2032 (a) (b)	7,290,000	7,465,981
11.00%, 10/15/2030 (a)	10,185,000	11,225,601
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	5,614,000	3,952,368
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	3,223,000	3,270,346
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	6,392,000	5,675,073
3.88%, 5/15/2032 (a)	6,734,600	5,839,908
4.38%, 6/15/2028 (a)	6,991,000	6,574,336
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,334,000	6,324,372
Select Medical Corp. 6.25%, 8/15/2026 (a)	7,146,000	7,184,445
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	9,205,000	9,674,087
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	5,714,000	5,786,854
Tenet Healthcare Corp.:
4.25%, 6/1/2029	12,840,000	11,954,168
4.38%, 1/15/2030	15,454,000	14,320,140
4.63%, 6/15/2028	8,606,000	8,186,199
5.13%, 11/1/2027	10,026,000	9,811,143
6.13%, 10/1/2028 (b)	16,507,000	16,418,357
6.13%, 6/15/2030	17,656,000	17,546,356
6.75%, 5/15/2031	10,823,000	10,990,107
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a) (b)	7,906,000	7,798,637
		368,072,258
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	4,787,000	5,150,094
Stena International SA 7.25%, 1/15/2031 (a)	6,985,000	7,133,850
		12,283,944
HOME BUILDERS — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,812,000	3,411,397
6.25%, 9/15/2027 (a)	5,306,000	5,221,369
Century Communities, Inc. 3.88%, 8/15/2029 (a)	4,394,000	3,915,318
Security Description	Principal Amount	Value
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	$5,439,000	$5,015,084
5.25%, 12/15/2027 (a)	4,248,000	4,128,376
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	3,515,000	3,368,952
5.88%, 6/15/2027 (a)	3,205,000	3,189,552
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	4,611,000	4,072,297
		32,322,345
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	7,711,000	6,517,183
4.00%, 4/15/2029 (a)	5,757,000	5,198,974
		11,716,157
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	5,981,000	5,898,761
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	4,067,000	3,860,844
6.63%, 7/15/2030 (a) (b)	7,196,000	7,307,826
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,142,000	2,889,760
5.50%, 6/1/2028 (a)	6,854,000	6,695,330
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,614,000	412,232
		27,064,753
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	7,244,000	6,479,468
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	3,455,000	3,082,586
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (d)	4,800,000	4,808,976
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	3,549,000	3,673,215
		18,044,245
HOUSEWARES — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,043,000	5,012,742
Newell Brands, Inc.:
6.38%, 9/15/2027 (b)	5,244,000	5,169,168
6.63%, 9/15/2029 (b)	4,544,000	4,463,072
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a) (b)	6,648,000	3,495,917
		18,140,899

See accompanying notes to financial statements.
121

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
INSURANCE — 3.0%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	$5,403,000	$4,910,733
6.00%, 8/1/2029 (a) (b)	5,651,500	5,229,107
7.50%, 11/6/2030 (a)	9,858,000	9,879,589
8.25%, 2/1/2029 (a)	8,681,000	8,743,330
8.50%, 6/15/2029 (a) (b)	5,283,000	5,352,366
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	6,676,000	6,252,475
6.75%, 10/15/2027 (a)	11,467,000	11,289,720
6.75%, 4/15/2028 (a)	10,742,000	10,764,558
7.00%, 1/15/2031 (a)	13,612,000	13,767,585
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	6,563,000	6,110,022
6.38%, 2/15/2029 (a)	6,590,000	6,613,394
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a) (b)	8,861,000	8,758,301
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	9,037,000	8,822,100
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	4,248,000	3,974,896
7.50%, 2/15/2032 (a) (b)	3,813,000	3,821,465
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	5,730,000	5,795,608
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	6,429,500	5,996,152
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	7,018,000	6,518,669
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (b) (c)	6,851,000	6,893,339
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	9,002,000	8,940,606
8.13%, 2/15/2032 (a)	4,785,000	4,764,185
HUB International Ltd.:
5.63%, 12/1/2029 (a) (b)	5,300,000	5,011,150
7.25%, 6/15/2030 (a)	29,120,000	29,839,555
7.38%, 1/31/2032 (a)	17,066,000	17,312,945
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	6,686,000	6,988,809
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	4,024,200	3,765,243
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	27,297,000	27,608,459
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	4,040,000	3,830,122
Security Description	Principal Amount	Value
USI, Inc. 7.50%, 1/15/2032 (a)	$3,694,000	$3,755,136
		251,309,619
INTERNET — 2.0%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	4,570,000	3,924,899
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	8,011,500	7,148,421
6.13%, 12/1/2028 (a)	5,235,000	4,344,893
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	4,503,000	4,310,227
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	9,270,000	9,575,446
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	7,872,000	7,963,945
7.13%, 9/30/2030 (a) (b)	7,493,000	7,670,209
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	5,053,000	4,563,314
5.25%, 12/1/2027 (a)	4,333,000	4,239,234
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	5,608,000	5,086,344
ION Trading Technologies SARL 9.50%, 5/30/2029 (a)	7,634,000	7,776,145
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,332,000	3,669,810
4.13%, 8/1/2030 (a)	4,418,000	3,919,031
4.63%, 6/1/2028 (a)	5,583,000	5,231,662
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	5,699,000	2,953,564
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	5,734,000	4,108,640
11.75%, 10/15/2028 (a)	6,526,000	6,754,932
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	3,537,000	3,138,133
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	7,395,000	5,808,625
9.75%, 4/15/2029 (a)	21,206,000	21,914,492
11.25%, 2/15/2027 (a)	19,247,000	20,615,077
TripAdvisor, Inc. 7.00%, 7/15/2025 (a) (b)	3,677,000	3,683,067
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a) (b)	11,463,000	10,922,290
6.25%, 1/15/2028 (a)	3,424,000	3,426,671
7.50%, 9/15/2027 (a)	8,000,000	8,155,280
		170,904,351
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	11,226,000	10,667,282

See accompanying notes to financial statements.
122

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	$6,826,000	$5,830,632
5.25%, 5/15/2027	13,841,000	12,992,547
9.00%, 6/15/2030 (a)	8,379,000	8,339,954
9.75%, 1/15/2029 (a)	6,520,000	6,768,086
		44,598,501
IRON/STEEL — 0.5%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	4,542,000	4,552,810
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027	2,163,000	2,148,594
6.75%, 4/15/2030 (a)	8,063,000	7,991,400
7.00%, 3/15/2032 (a)	8,218,000	8,137,135
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	4,890,000	4,988,974
8.13%, 5/1/2027 (a)	623,000	628,906
8.50%, 5/1/2030 (a)	5,145,000	5,326,670
9.25%, 10/1/2028 (a)	10,298,000	10,808,884
		44,583,373
IT SERVICES — 0.6%
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,672,000	5,353,631
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	8,293,000	8,505,798
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	6,538,000	6,642,869
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	12,284,000	13,284,655
Seagate HDD Cayman:
8.25%, 12/15/2029 (b)	4,916,000	5,272,410
8.50%, 7/15/2031 (b)	5,135,000	5,524,592
9.63%, 12/1/2032	7,089,614	8,080,955
		52,664,910
LEISURE TIME — 2.9%
Amer Sports Co. 6.75%, 2/16/2031 (a)	4,665,000	4,651,985
Carnival Corp.:
4.00%, 8/1/2028 (a)	18,365,000	17,225,084
5.75%, 3/1/2027 (a)	27,689,000	27,375,837
6.00%, 5/1/2029 (a) (b)	20,095,000	19,847,430
7.00%, 8/15/2029 (a)	5,023,000	5,206,993
7.63%, 3/1/2026 (a)	13,395,000	13,529,084
10.50%, 6/1/2030 (a) (b)	7,509,000	8,153,948
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	17,995,000	19,487,325
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	48,308
Life Time, Inc. 5.75%, 1/15/2026 (a)	5,311,000	5,288,110
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	5,334,000	5,019,667
Security Description	Principal Amount	Value
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	$10,969,000	$10,845,599
5.88%, 2/15/2027 (a)	10,384,000	10,250,358
7.75%, 2/15/2029 (a) (b)	4,230,000	4,400,258
8.13%, 1/15/2029 (a)	8,969,000	9,403,548
8.38%, 2/1/2028 (a)	5,983,000	6,252,654
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	3,365,000	3,320,919
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	9,108,000	8,814,813
5.38%, 7/15/2027 (a)	9,626,000	9,481,706
5.50%, 8/31/2026 (a)	9,452,000	9,335,173
5.50%, 4/1/2028 (a)	10,552,000	10,419,572
6.25%, 3/15/2032 (a) (b)	10,519,000	10,598,418
7.25%, 1/15/2030 (a)	5,649,000	5,849,370
9.25%, 1/15/2029 (a)	4,649,000	4,964,621
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a)	5,140,000	5,167,499
9.13%, 7/15/2031 (a)	5,725,000	6,196,282
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a) (b)	2,043,000	2,049,558
		243,184,119
LODGING — 2.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	6,357,000	6,113,018
4.75%, 6/15/2031 (a)	7,943,000	7,189,924
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	4,513,000	4,308,381
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	11,157,000	9,660,623
3.75%, 5/1/2029 (a)	5,248,000	4,810,317
4.00%, 5/1/2031 (a)	9,791,000	8,762,651
4.88%, 1/15/2030	6,558,000	6,294,237
5.38%, 5/1/2025 (a)	3,525,000	3,513,050
5.75%, 5/1/2028 (a)	1,866,000	1,855,028
5.88%, 4/1/2029 (a)	5,978,000	5,982,005
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	3,715,000	3,284,394
5.00%, 6/1/2029 (a) (b)	5,881,000	5,484,091
6.63%, 1/15/2032 (a)	10,798,000	10,847,131
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	4,386,000	4,028,497
Melco Resorts Finance Ltd.:
5.25%, 4/26/2026	3,040,000	2,936,184
5.38%, 12/4/2029 (a)	8,771,000	7,884,252
5.63%, 7/17/2027	4,379,000	4,162,502
5.75%, 7/21/2028 (a)	7,916,000	7,410,484
7.63%, 4/17/2032 (a) (b)	7,026,000	6,981,877

See accompanying notes to financial statements.
123

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	$7,774,000	$7,401,081
5.25%, 6/18/2025 (a)	4,075,000	4,028,708
7.13%, 6/26/2031 (a) (b)	4,580,000	4,608,121
MGM Resorts International:
4.75%, 10/15/2028 (b)	5,265,300	5,012,197
5.50%, 4/15/2027 (b)	1,852,000	1,829,702
6.50%, 4/15/2032	6,730,000	6,698,773
Station Casinos LLC:
4.50%, 2/15/2028 (a)	6,942,000	6,528,326
4.63%, 12/1/2031 (a) (b)	3,914,000	3,492,893
6.63%, 3/15/2032 (a)	5,521,000	5,497,094
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	10,881,000	9,563,311
6.50%, 1/15/2028 (a)	5,610,000	5,331,576
Travel & Leisure Co.:
4.50%, 12/1/2029 (a) (b)	5,356,000	4,926,235
6.63%, 7/31/2026 (a)	7,696,000	7,754,490
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,798,000	4,465,787
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a)	9,621,000	8,687,956
5.50%, 1/15/2026 (a)	7,449,000	7,298,456
5.63%, 8/26/2028 (a)	12,561,000	11,779,203
		216,412,555
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	5,329,000	5,052,212
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	8,311,000	7,759,731
		12,811,943
MACHINERY-DIVERSIFIED — 0.7%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	14,280,000	14,779,657
9.50%, 1/1/2031 (a)	3,696,000	4,002,435
Esab Corp. 6.25%, 4/15/2029 (a)	6,718,000	6,760,995
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	5,059,000	3,218,941
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	8,834,000	9,148,049
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	6,663,000	6,883,012
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	2,260,000	2,323,574
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	12,471,000	12,090,884
		59,207,547
Security Description	Principal Amount	Value
MEDIA — 8.1%
Altice Financing SA:
5.00%, 1/15/2028 (a)	$11,390,000	$8,637,606
5.75%, 8/15/2029 (a)	18,923,000	13,748,695
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	8,221,400	5,549,363
10.25%, 1/15/2029 (a)	8,053,000	7,931,400
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	7,404,000	5,523,384
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	30,420,000	24,829,412
4.25%, 1/15/2034 (a)	19,072,000	14,467,066
4.50%, 8/15/2030 (a)	21,255,000	17,973,440
4.50%, 5/1/2032	26,131,500	21,074,009
4.50%, 6/1/2033 (a)	16,120,000	12,680,798
4.75%, 3/1/2030 (a)	29,013,000	25,129,900
4.75%, 2/1/2032 (a)	11,645,000	9,536,323
6.38%, 9/1/2029 (a) (b)	13,651,000	12,947,427
7.38%, 3/1/2031 (a)	8,170,000	8,064,607
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	70,118
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	10,839,000	6,773,616
4.13%, 12/1/2030 (a)	12,177,000	7,912,493
4.50%, 11/15/2031 (a)	13,832,000	8,924,960
4.63%, 12/1/2030 (a)	19,272,500	7,042,364
5.00%, 11/15/2031 (a)	3,694,000	1,352,299
5.75%, 1/15/2030 (a)	15,744,000	5,934,228
6.50%, 2/1/2029 (a)	2,741,000	2,005,206
11.25%, 5/15/2028 (a) (b)	13,448,000	11,749,114
11.75%, 1/31/2029 (a)	19,444,000	16,602,648
Directv Financing LLC 8.88%, 2/1/2030 (a) (b)	8,845,000	8,661,466
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	32,827,000	30,891,520
DISH DBS Corp.:
5.13%, 6/1/2029	12,484,000	4,914,327
5.25%, 12/1/2026 (a)	20,842,500	16,464,116
5.75%, 12/1/2028 (a) (b)	19,960,000	13,734,077
7.38%, 7/1/2028 (b)	7,348,000	3,119,520
DISH Network Corp. 11.75%, 11/15/2027 (a)	31,978,333	31,413,276
GCI LLC 4.75%, 10/15/2028 (a)	4,686,000	4,279,677
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	6,040,000	3,623,396
5.38%, 11/15/2031 (a)	11,330,000	6,430,568
10.50%, 7/15/2029 (a) (b)	12,608,000	12,678,731
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	4,378,750	2,205,401
5.25%, 8/15/2027 (a) (b)	4,305,000	2,294,565
6.38%, 5/1/2026 (b)	3,300,026	2,567,486

See accompanying notes to financial statements.
124

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	$7,582,000	$6,294,425
6.75%, 10/15/2027 (a)	10,751,000	10,076,697
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,931,000	6,685,019
8.00%, 8/1/2029 (a) (b)	4,232,000	4,116,847
News Corp.:
3.88%, 5/15/2029 (a)	6,644,000	6,119,058
5.13%, 2/15/2032 (a)	2,820,000	2,675,362
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	7,610,500	6,760,027
5.63%, 7/15/2027 (a)	16,272,000	15,454,495
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (b) (c)	9,862,000	8,697,298
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	6,372,000	4,860,944
6.50%, 9/15/2028 (a)	5,994,000	2,957,559
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	4,660,000	3,242,288
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a) (b)	5,691,000	3,812,970
5.50%, 3/1/2030 (a) (b)	146,000	88,504
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	11,499,000	10,821,824
3.88%, 9/1/2031 (a)	15,269,000	12,463,016
4.00%, 7/15/2028 (a)	18,176,000	16,420,744
4.13%, 7/1/2030 (a)	13,540,000	11,566,410
5.50%, 7/1/2029 (a)	12,243,000	11,502,666
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	11,417,018	10,367,337
TEGNA, Inc.:
4.63%, 3/15/2028	8,422,000	7,625,279
4.75%, 3/15/2026 (a)	5,766,000	5,632,921
5.00%, 9/15/2029	9,632,000	8,499,180
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	5,264,000	5,185,514
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	9,781,000	8,237,265
6.63%, 6/1/2027 (a)	14,172,000	13,588,114
7.38%, 6/30/2030 (a) (b)	8,001,000	7,464,053
8.00%, 8/15/2028 (a)	13,272,500	12,934,582
8.50%, 7/31/2031 (a)	5,115,000	4,969,376
Urban One, Inc. 7.38%, 2/1/2028 (a) (b)	7,822,000	5,978,746
Videotron Ltd. 3.63%, 6/15/2029 (a) (b)	844,000	770,302
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	8,390,000	6,909,920
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	9,198,000	7,800,732
Security Description	Principal Amount	Value
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	$4,878,000	$4,341,078
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	13,691,000	11,680,066
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a) (b)	4,663,000	3,967,094
Ziggo BV 4.88%, 1/15/2030 (a)	8,523,000	7,587,175
		677,893,489
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	3,151,000	3,157,649
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	4,312,000	3,971,050
Vallourec SACA 7.50%, 4/15/2032 (a)	7,744,000	8,015,814
		15,144,513
MINING — 1.3%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	3,236,000	2,997,895
5.50%, 12/15/2027 (a)	200,000	197,070
7.13%, 3/15/2031 (a)	8,231,000	8,459,904
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	6,833,000	7,172,942
11.50%, 10/1/2031 (a)	5,982,000	6,702,293
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	5,647,000	5,397,120
Constellium SE 3.75%, 4/15/2029 (a)	3,156,000	2,863,533
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	13,279,000	11,868,903
4.50%, 9/15/2027 (a)	6,605,000	6,306,718
5.88%, 4/15/2030 (a)	5,920,000	5,788,813
6.13%, 4/15/2032 (a)	8,348,000	8,253,250
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	906,000	886,376
4.50%, 4/1/2026 (a)	701,000	685,816
6.13%, 4/1/2029 (a) (b)	37,000	36,722
6.13%, 4/1/2029	3,032,000	3,009,230
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	5,622,000	4,980,980
4.63%, 3/1/2028 (a)	5,115,000	4,784,213
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,415,000	6,026,957
3.88%, 8/15/2031 (a)	7,347,000	6,363,163
4.75%, 1/30/2030 (a)	12,731,000	11,809,658
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,838,000	5,989,554
		110,581,110

See accompanying notes to financial statements.
125

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	$5,846,000	$6,191,148
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,243,000	6,185,065
Hillenbrand, Inc. 6.25%, 2/15/2029	4,767,000	4,793,314
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	4,376,000	4,221,527
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,651,000	5,845,903
		27,236,957
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	7,651,000	6,586,211
8.88%, 11/30/2029 (a)	7,100,000	6,772,051
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	5,998,000	6,066,077
		19,424,339
OIL & GAS — 5.8%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	6,026,000	6,094,034
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25%, 12/31/2028 (a)	4,224,000	4,324,531
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	5,446,000	5,528,725
8.50%, 4/30/2030 (a)	8,040,000	8,408,554
California Resources Corp.:
7.13%, 2/1/2026 (a)	5,438,000	5,450,181
8.25%, 6/15/2029 (a)	7,425,000	7,577,955
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,524,000	4,480,796
5.88%, 2/1/2029 (a)	4,521,000	4,474,569
6.75%, 4/15/2029 (a)	7,286,000	7,292,776
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	10,768,000	11,298,001
8.63%, 11/1/2030 (a)	8,826,000	9,473,211
8.75%, 7/1/2031 (a)	11,505,000	12,318,173
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,699,000	5,588,667
7.38%, 1/15/2031 (a)	4,360,000	4,455,658
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	8,405,000	7,834,216
6.75%, 3/1/2029 (a)	10,738,000	10,405,229
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	6,204,000	6,217,277
7.63%, 4/1/2032 (a)	6,486,000	6,611,504
9.25%, 2/15/2028 (a)	7,636,000	8,066,136
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	707,000	657,107
8.50%, 1/15/2029 (a)	5,799,000	5,829,793
Security Description	Principal Amount	Value
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	$4,885,000	$5,122,704
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	6,581,000	6,707,684
8.75%, 5/1/2031 (a)	4,126,000	4,301,809
EQT Corp. 3.90%, 10/1/2027	300	287
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	2,425,408	2,454,561
Harbour Energy PLC 5.50%, 10/15/2026 (a)	3,390,000	3,324,065
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	5,067,000	4,904,096
6.00%, 4/15/2030 (a)	5,150,000	4,972,582
6.00%, 2/1/2031 (a)	5,483,000	5,240,158
6.25%, 4/15/2032 (a)	4,789,000	4,608,119
6.88%, 5/15/2034 (a)	4,571,000	4,519,896
8.38%, 11/1/2033 (a)	5,695,000	6,068,136
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	358,934
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	4,576,000	4,633,108
Matador Resources Co.:
6.50%, 4/15/2032 (a)	8,086,000	8,091,660
6.88%, 4/15/2028 (a)	4,513,000	4,583,042
MEG Energy Corp. 5.88%, 2/1/2029 (a)	5,797,000	5,639,785
Nabors Industries Ltd. 7.25%, 1/15/2026 (a) (b)	4,512,000	4,578,552
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	6,138,000	6,230,193
9.13%, 1/31/2030 (a)	6,148,333	6,373,116
Noble Finance II LLC 8.00%, 4/15/2030 (a)	5,993,000	6,227,926
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a) (b)	6,582,000	6,657,298
8.75%, 6/15/2031 (a)	3,343,000	3,509,749
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,539,000	5,075,552
4.63%, 5/1/2030 (a)	9,039,000	8,249,263
5.88%, 7/15/2027 (a)	6,853,000	6,769,942
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	7,215,200	7,041,025
7.88%, 9/15/2030 (a)	4,343,000	4,443,410
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	6,427,000	6,336,572
7.00%, 1/15/2032 (a)	7,884,000	8,102,623
8.00%, 4/15/2027 (a)	6,356,000	6,495,451
9.88%, 7/15/2031 (a) (b)	4,473,000	4,951,119
Petrofac Ltd. 9.75%, 11/15/2026 (a)	2,111,000	421,630

See accompanying notes to financial statements.
126

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Puma International Financing SA 7.75%, 4/25/2029 (a)	$6,644,000	$6,696,620
Range Resources Corp.:
4.75%, 2/15/2030 (a)	5,033,000	4,720,300
8.25%, 1/15/2029	3,703,000	3,839,530
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	6,767,000	6,334,318
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	7,128,000	7,194,077
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	6,216,000	6,495,969
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	5,205,000	5,380,981
Southwestern Energy Co.:
4.75%, 2/1/2032	9,779,000	8,981,718
5.38%, 2/1/2029	9,233,000	8,953,055
5.38%, 3/15/2030	8,718,000	8,423,332
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	5,631,000	5,573,451
Sunoco LP:
7.00%, 5/1/2029 (a)	9,256,000	9,489,714
7.25%, 5/1/2032 (a)	7,398,000	7,648,570
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	6,347,000	5,944,600
4.50%, 4/30/2030	5,667,000	5,245,149
7.00%, 9/15/2028 (a)	4,332,000	4,441,080
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	5,767,000	6,054,370
9.38%, 2/1/2031 (a)	6,110,000	6,451,366
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	3,769,000	3,887,724
Transocean, Inc.:
8.00%, 2/1/2027 (a)	4,303,000	4,290,607
8.25%, 5/15/2029 (a)	9,771,000	9,790,249
8.50%, 5/15/2031 (a) (b)	9,631,000	9,621,465
8.75%, 2/15/2030 (a)	9,888,325	10,382,148
Valaris Ltd. 8.38%, 4/30/2030 (a)	10,131,000	10,487,105
Vital Energy, Inc.:
7.88%, 4/15/2032 (a)	8,785,000	8,919,410
9.75%, 10/15/2030 (b)	182,000	198,742
		484,826,790
OIL & GAS SERVICES — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	6,986,000	6,920,821
Enerflex Ltd. 9.00%, 10/15/2027 (a)	6,179,000	6,272,241
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,804,000	3,835,421
Security Description	Principal Amount	Value
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	$8,592,000	$8,811,698
Oceaneering International, Inc. 6.00%, 2/1/2028	773,000	761,776
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	10,504,000	10,577,843
Viridien 8.75%, 4/1/2027 (a)	4,738,000	4,516,735
Weatherford International Ltd. 8.63%, 4/30/2030 (a) (b)	9,574,000	9,932,738
		51,629,273
PACKAGING & CONTAINERS — 2.5%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,000	1,013
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	4,516,000	3,966,448
4.00%, 9/1/2029 (a) (b)	8,596,000	7,284,766
6.00%, 6/15/2027 (a)	5,802,000	5,686,076
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	11,656,000	10,118,341
5.25%, 8/15/2027 (a)	14,243,000	8,796,608
Ball Corp.:
2.88%, 8/15/2030	11,814,000	10,044,263
3.13%, 9/15/2031	7,492,000	6,336,659
6.00%, 6/15/2029	10,448,000	10,504,001
6.88%, 3/15/2028	5,264,000	5,402,233
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	3,351,000	3,296,915
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	4,970,000	4,889,088
8.75%, 4/15/2030 (a) (b)	9,373,000	9,166,325
Crown Americas LLC 5.25%, 4/1/2030	5,067,000	4,899,688
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	4,851,000	4,582,982
Graphic Packaging International LLC 6.38%, 7/15/2032 (a) (b)	5,087,000	5,088,170
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	5,044,000	4,886,072
LABL, Inc.:
5.88%, 11/1/2028 (a)	6,570,000	5,992,234
6.75%, 7/15/2026 (a)	5,095,000	5,047,260
10.50%, 7/15/2027 (a) (b)	6,529,000	6,389,867

See accompanying notes to financial statements.
127

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	$50	$49
7.88%, 4/15/2027 (a) (b)	18,638,000	19,042,817
9.25%, 4/15/2027 (a)	11,738,000	11,750,208
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	5,177,000	5,169,649
7.25%, 5/15/2031 (a) (b)	6,602,000	6,610,319
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	4,950,000	4,620,429
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	8,291,000	7,768,667
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	8,143,000	8,165,556
Silgan Holdings, Inc. 4.13%, 2/1/2028	6,123,000	5,776,377
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	5,148,000	5,622,131
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	9,756,998	9,564,590
8.50%, 8/15/2027 (a) (b)	6,612,000	6,573,584
		213,043,385
PHARMACEUTICALS — 2.2%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	3,499,000	3,167,085
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	5,088,000	4,410,126
5.13%, 3/1/2030 (a) (b)	5,321,000	4,659,440
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	500	348
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	17,337,000	12,976,398
5.25%, 1/30/2030 (a)	6,207,000	2,901,028
6.13%, 2/1/2027 (a) (b)	9,456,000	7,907,580
6.25%, 2/15/2029 (a)	6,469,000	3,292,915
11.00%, 9/30/2028 (a) (b)	14,486,000	12,911,806
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	7,046,000	7,215,809
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,780,000	5,374,649
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	10,712,000	11,080,707
Grifols SA 4.75%, 10/15/2028 (a) (b)	5,993,000	5,168,663
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	2,412,000	2,368,922
Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	$5,148,000	$3,563,857
12.25%, 4/15/2029 (a)	8,148,000	8,112,312
Jazz Securities DAC 4.38%, 1/15/2029 (a)	11,979,000	11,111,121
Kedrion SpA 6.50%, 9/1/2029 (a)	7,777,000	7,105,456
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a) (b)	7,426,000	8,087,879
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	2,364,000	2,171,334
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	15,992,000	14,852,730
5.13%, 4/30/2031 (a) (b)	18,266,000	16,400,311
6.75%, 5/15/2034 (a)	6,312,000	6,303,605
7.88%, 5/15/2034 (a) (b)	6,934,000	7,127,597
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	4,927,000	4,479,579
Perrigo Finance Unlimited Co. 5.15%, 6/15/2030	7,495,000	6,888,280
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	5,182,000	4,513,522
		184,153,059
PIPELINES — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	5,503,000	5,339,286
5.75%, 3/1/2027 (a)	907,500	900,730
5.75%, 1/15/2028 (a)	4,513,500	4,442,142
6.63%, 2/1/2032 (a)	5,013,000	5,057,215
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	4,730,000	4,817,079
7.25%, 7/15/2032 (a) (b)	5,189,000	5,335,122
Buckeye Partners LP:
4.50%, 3/1/2028 (a)	4,221,000	3,966,938
6.88%, 7/1/2029 (a) (b)	4,956,000	4,973,346
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	7,847,000	7,436,916
7.50%, 12/15/2033 (a)	7,456,000	7,730,604
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	8,630,000	8,889,159
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	9,184,000	8,491,251
4.38%, 6/15/2031 (a)	9,296,000	8,484,552

See accompanying notes to financial statements.
128

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	$7,330,000	$7,670,332
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	8,287,000	7,824,254
4.75%, 1/15/2031 (a)	10,540,000	9,866,810
6.38%, 4/1/2029 (a)	5,678,000	5,734,155
6.50%, 7/1/2027 (a)	8,601,000	8,695,955
7.50%, 6/1/2027 (a)	4,204,999	4,297,593
7.50%, 6/1/2030 (a)	4,356,000	4,642,494
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	4,251,000	4,500,916
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028 (b)	4,628,500	4,679,691
7.88%, 5/15/2032	7,397,000	7,465,718
8.00%, 1/15/2027	6,419,000	6,565,417
8.25%, 1/15/2029	5,361,000	5,531,962
8.88%, 4/15/2030	4,230,000	4,448,522
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	7,263,000	7,382,476
7.50%, 5/15/2032 (a)	5,035,000	5,101,613
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	31,075
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	8,670,000	7,960,447
5.13%, 6/15/2028 (a)	4,917,000	4,762,115
5.63%, 2/15/2026 (a)	3,875,000	3,850,433
6.50%, 6/1/2029 (a)	6,548,000	6,635,743
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	477
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	5,110,000	5,187,365
8.88%, 7/15/2028 (a)	4,052,000	4,288,110
ITT Holdings LLC 6.50%, 8/1/2029 (a)	11,118,000	10,084,026
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	8,265,000	8,147,141
6.63%, 12/15/2028 (a)	7,895,666	8,020,812
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	13,112,000	12,012,952
6.75%, 9/15/2025 (a)	9,163,000	8,876,198
8.75%, 3/15/2029 (a) (b)	8,031,000	7,316,000
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	8,162,000	8,323,363
8.38%, 2/15/2032 (a)	12,407,000	12,594,842
Security Description	Principal Amount	Value
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	$5,739,000	$5,739,344
6.75%, 7/15/2032 (a) (d)	2,120,000	2,124,940
NuStar Logistics LP:
5.75%, 10/1/2025	5,226,000	5,195,846
6.38%, 10/1/2030 (b)	6,047,000	6,154,637
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	825,000	776,663
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 10.00%, 10/15/2026 (a) (e)	7,153,000	7,354,643
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	6,686,000	6,234,428
7.38%, 2/15/2029 (a)	8,079,000	8,118,829
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	500	504
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	11,641,000	10,607,163
3.88%, 11/1/2033 (a)	9,687,000	8,268,048
4.13%, 8/15/2031 (a) (b)	11,809,000	10,600,349
6.25%, 1/15/2030 (a)	8,949,000	9,087,710
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	20,618,000	21,263,550
8.38%, 6/1/2031 (a)	20,955,000	21,728,030
9.50%, 2/1/2029 (a)	27,056,000	29,631,190
9.88%, 2/1/2032 (a)	18,192,000	19,798,172
		451,047,393
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (a)	8,058,000	6,588,946
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	5,220,000	3,193,805
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	5,165,000	5,125,953
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (e)	3,797,000	3,884,863
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	5,449,000	4,877,563
4.38%, 2/1/2031 (a)	5,947,000	5,131,785
5.38%, 8/1/2028 (a)	6,109,000	5,806,604
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,967,000	6,334,187

See accompanying notes to financial statements.
129

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	$5,856,000	$5,012,268
4.75%, 2/1/2030 (b)	4,973,000	4,127,590
5.00%, 3/1/2031 (b)	6,373,000	5,216,300
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	5,884,000	6,048,929
		61,348,793
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	4,773,000	4,003,783
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	6,181,000	5,750,802
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	8,741,000	7,618,743
4.38%, 3/1/2031	4,484,000	3,262,469
9.75%, 6/15/2025	3,167,000	3,161,616
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	4,706,000	4,133,186
HAT Holdings I LLC/HAT Holdings II LLC 8.00%, 6/15/2027 (a)	8,179,000	8,502,479
Hudson Pacific Properties LP 4.65%, 4/1/2029 (b)	536,000	413,304
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	8,372,000	7,652,427
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	9,669,000	8,718,827
4.88%, 9/15/2029 (a)	9,259,000	8,717,256
5.00%, 7/15/2028 (a)	3,959,000	3,793,474
5.25%, 7/15/2030 (a)	12,380,000	11,762,733
5.63%, 7/15/2032 (a) (b)	5,434,000	5,144,422
7.00%, 2/15/2029 (a)	8,961,000	9,126,151
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	5,226,000	4,950,067
4.75%, 6/15/2029 (a)	6,702,000	6,190,637
7.00%, 7/15/2031 (a) (d)	5,334,000	5,376,459
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	11,918,000	7,750,991
4.63%, 8/1/2029 (b)	9,255,000	6,800,296
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a) (b)	4,606,000	4,058,577
Office Properties Income Trust 9.00%, 9/30/2029 (a)	1,000,000	786,390
Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer:
4.88%, 5/15/2029 (a)	$7,241,000	$6,790,248
5.88%, 10/1/2028 (a)	4,426,000	4,361,735
7.00%, 2/1/2030 (a)	6,009,000	6,077,382
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a) (b)	3,498,000	3,279,655
4.75%, 10/15/2027	6,095,000	5,872,228
6.50%, 4/1/2032 (a)	9,143,000	9,141,811
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	9,288,000	9,027,193
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a) (b)	4,933,000	4,688,965
4.00%, 9/15/2029 (a)	6,749,000	5,972,865
SBA Communications Corp.:
3.13%, 2/1/2029	13,610,500	12,145,330
3.88%, 2/15/2027	11,746,500	11,194,884
Service Properties Trust:
8.38%, 6/15/2029	6,946,000	6,830,905
8.63%, 11/15/2031 (a)	9,116,000	9,504,615
8.88%, 6/15/2032	4,481,000	4,176,382
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	3,685,000	3,491,869
7.25%, 4/1/2029 (a)	7,855,000	7,940,227
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,843,000	4,088,487
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	5,306,000	4,336,912
6.50%, 2/15/2029 (a) (b)	10,073,000	6,416,199
10.50%, 2/15/2028 (a)	26,281,000	25,838,691
Series MAY, 10.50%, 2/15/2028 (a)	578,000	562,955
XHR LP:
4.88%, 6/1/2029 (a)	4,501,000	4,221,533
6.38%, 8/15/2025 (a)	4,875,000	4,869,735
		288,505,895
RETAIL — 4.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	5,287,000	4,799,221
3.88%, 1/15/2028 (a)	13,412,500	12,558,794
4.00%, 10/15/2030 (a)	26,630,000	23,425,346
4.38%, 1/15/2028 (a)	9,147,000	8,632,390
6.13%, 6/15/2029 (a) (b)	6,067,000	6,086,900
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	6,460,000	5,982,735
5.00%, 2/15/2032 (a)	5,152,000	4,665,600

See accompanying notes to financial statements.
130

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Bath & Body Works, Inc.:
6.63%, 10/1/2030 (a)	$8,389,000	$8,417,523
7.50%, 6/15/2029 (b)	1,646,000	1,698,162
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	5,445,000	5,487,961
Carvana Co.:
12.00%, 12/1/2028 (a)	1,231	1,327
13.00%, 6/1/2030 (a)	1,973	2,160
14.00%, 6/1/2031 (a)	4,735	5,327
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	8,694,000	8,623,057
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	5,905,000	6,101,991
eG Global Finance PLC 12.00%, 11/30/2028 (a)	10,376,000	11,026,679
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,680,000	5,555,210
5.88%, 4/1/2029 (a)	7,983,000	7,346,036
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	10,365,800	9,442,726
6.75%, 1/15/2030 (a)	11,775,000	10,337,508
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,168,500	4,865,161
5.63%, 1/1/2030 (a) (b)	4,690,000	4,441,149
6.88%, 3/1/2032 (a)	5,544,000	5,543,002
Gap, Inc.:
3.63%, 10/1/2029 (a)	6,867,000	5,938,513
3.88%, 10/1/2031 (a)	6,971,000	5,816,742
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,303,000	5,159,236
8.75%, 1/15/2032 (a)	6,742,000	6,449,397
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a) (b)	5,845,500	5,395,630
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	3,599,000	3,241,655
IRB Holding Corp. 7.00%, 6/15/2025 (a)	4,511,000	4,511,451
Kohl's Corp. 4.63%, 5/1/2031 (b)	4,931,000	4,124,831
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	7,927,000	7,001,126
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	8,933,000	8,345,923
8.25%, 8/1/2031 (a)	7,203,000	7,524,182
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	5,931,000	5,333,274
4.38%, 1/15/2031 (a) (b)	6,670,000	5,949,507
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	5,038,000	4,881,822
Security Description	Principal Amount	Value
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	$9,421,000	$7,521,915
7.88%, 5/1/2029 (a) (b)	11,445,000	7,407,547
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	6,847,000	6,033,097
4.75%, 9/15/2029	3,647,000	3,454,511
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	9,383,000	9,287,200
Nordstrom, Inc. 4.38%, 4/1/2030	5,430,000	4,932,883
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	2,831,000	2,757,394
3.75%, 6/15/2029 (b)	2,538,000	2,290,850
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	9,492,000	8,816,644
7.75%, 2/15/2029 (a)	10,556,000	10,270,144
QVC, Inc.:
4.38%, 9/1/2028 (b)	5,089,000	3,712,629
4.75%, 2/15/2027 (b)	5,405,000	4,564,468
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	4,251,000	4,594,438
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032	5,723,000	5,653,523
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	4,951,000	4,472,288
4.88%, 11/15/2031 (a) (b)	4,495,000	3,953,757
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	5,765,000	5,665,611
Staples, Inc.:
10.75%, 9/1/2029 (a)	19,953,000	18,968,319
12.75%, 1/15/2030 (a) (b)	7,745,636	6,027,112
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	4,928,000	4,432,736
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,091,000	4,674,505
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,619,000	4,659,050
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	5,739,000	5,704,509
Walgreens Boots Alliance, Inc. 3.20%, 4/15/2030 (b)	3,910,000	3,271,184
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,477,000	3,357,078
Yum! Brands, Inc.:
3.63%, 3/15/2031	9,594,000	8,470,351
4.63%, 1/31/2032 (b)	9,342,000	8,599,872

See accompanying notes to financial statements.
131

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.75%, 1/15/2030 (a)	$6,930,000	$6,597,845
5.38%, 4/1/2032	8,204,000	7,886,259
		412,756,973
SEMICONDUCTORS — 0.1%
Entegris, Inc. 5.95%, 6/15/2030 (a)	5,450,000	5,395,337
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,105,000	5,626,673
		11,022,010
SOFTWARE — 3.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	22,219,000	20,467,032
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	2,328,000	2,332,772
Camelot Finance SA 4.50%, 11/1/2026 (a)	5,808,000	5,614,535
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	3,700,000	3,824,505
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	19,619
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	6,697,000	6,799,732
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,220,000	7,188,593
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	6,932,000	6,443,918
4.88%, 7/1/2029 (a) (b)	8,229,000	7,648,938
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	37,273,000	35,806,307
8.25%, 6/30/2032 (a)	19,079,000	19,450,659
9.00%, 9/30/2029 (a) (b)	35,203,000	34,138,461
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,816,000	5,901,611
Elastic NV 4.13%, 7/15/2029 (a)	6,076,000	5,558,082
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	8,148,000	7,620,335
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a)	4,975,000	5,065,893
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	5,466,000	5,297,046
Open Text Corp.:
3.88%, 2/15/2028 (a) (b)	7,745,000	7,168,075
3.88%, 12/1/2029 (a)	9,074,000	8,130,667
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	8,235,000	7,431,182
4.13%, 12/1/2031 (a) (b)	4,873,000	4,285,852
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	3,962,000	3,490,165
Security Description	Principal Amount	Value
PTC, Inc. 4.00%, 2/15/2028 (a)	$4,240,000	$3,993,571
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	1,336,400	579,904
ROBLOX Corp. 3.88%, 5/1/2030 (a)	6,784,000	6,031,044
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	4,898,000	4,274,338
9.00%, 11/28/2028 (a)	8,994,000	9,159,400
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	7,156,000	7,219,975
Twilio, Inc.:
3.63%, 3/15/2029 (b)	4,626,000	4,170,987
3.88%, 3/15/2031	5,457,000	4,801,178
UKG, Inc. 6.88%, 2/1/2031 (a) (b)	23,718,000	24,018,270
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	16,093,000	13,921,250
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	5,473,000	4,939,711
		292,793,607
TELECOMMUNICATIONS — 3.9%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	10,405,500	3,371,070
10.50%, 5/15/2027 (a)	14,667,000	5,675,836
Altice France SA:
5.13%, 7/15/2029 (a) (b)	22,075,000	14,525,129
5.50%, 1/15/2028 (a) (b)	12,236,000	8,373,217
5.50%, 10/15/2029 (a) (b)	18,964,500	12,505,571
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	5,036,000	4,744,567
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	4,439,000	3,968,688
CommScope, Inc.:
4.75%, 9/1/2029 (a) (b)	10,263,750	7,114,831
7.13%, 7/1/2028 (a)	4,390,000	1,809,821
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	18,799,000	18,157,766
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	8,218,000	7,041,429
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	14,144,000	13,328,881
5.88%, 10/15/2027 (a)	7,633,000	7,447,594
5.88%, 11/1/2029 (b)	7,401,765	6,445,235
6.00%, 1/15/2030 (a) (b)	8,934,000	7,783,479
6.75%, 5/1/2029 (a) (b)	9,060,000	8,309,379
8.63%, 3/15/2031 (a)	8,722,000	8,985,404
8.75%, 5/15/2030 (a)	9,750,000	10,141,365

See accompanying notes to financial statements.
132

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	$6,359,000	$6,329,812
7.00%, 10/15/2028 (a)	8,069,000	7,997,509
8.50%, 4/15/2031 (a) (b)	8,958,000	9,083,054
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	27,368,000	25,528,870
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	4,982,000	2,622,874
3.63%, 1/15/2029 (a)	4,036,500	1,255,755
3.75%, 7/15/2029 (a)	5,758,825	1,792,722
3.88%, 11/15/2029 (a)	3,907,000	1,171,397
4.25%, 7/1/2028 (a)	6,450,000	2,314,260
4.50%, 4/1/2030 (a)	21,997	12,020
4.63%, 9/15/2027 (a)	5,690,000	2,969,440
4.88%, 6/15/2029 (a)	1,837,000	1,062,741
10.50%, 5/15/2030 (a)	8,624,000	8,582,605
10.75%, 12/15/2030 (a)	343,000	342,177
11.00%, 11/15/2029 (a)	4,184,000	4,286,633
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	8,394,000	4,315,859
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	4,554
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	6,804,000	6,514,286
Telecom Italia Capital SA:
6.00%, 9/30/2034 (a)	4,218,000	4,008,492
6.00%, 9/30/2034	2,002,000	1,894,663
6.38%, 11/15/2033 (a)	4,126,000	4,039,932
6.38%, 11/15/2033	2,460,000	2,406,520
7.20%, 7/18/2036 (a)	1,393,000	1,436,866
7.72%, 6/4/2038 (a)	2,858,000	3,031,023
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	1,908,000	882,145
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	448
3.38%, 4/15/2029	700	646
VEON Holdings BV 3.38%, 11/25/2027 (a)	1,000,000	805,000
Viasat, Inc.:
5.63%, 4/15/2027 (a)	2,310,000	2,066,203
7.50%, 5/30/2031 (a) (b)	6,353,000	4,217,058
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	10,287,000	8,553,949
4.75%, 7/15/2031 (a)	12,964,000	10,941,097
7.75%, 4/15/2032 (a)	7,565,000	7,380,036
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	4,348,000	4,078,641
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	7,387,000	6,281,979
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	823,000	848,826
Security Description	Principal Amount	Value
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	$12,287,000	$11,575,828
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	13,671,000	10,880,202
6.13%, 3/1/2028 (a) (b)	10,717,000	7,060,574
		328,305,958
TRANSPORTATION — 0.7%
Brightline East LLC 11.00%, 1/31/2030 (a)	13,062,000	11,915,156
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	5,994,000	5,558,835
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	5,647,000	5,086,592
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,573,000	2,563,969
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	8,052,000	7,519,843
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	8,019,000	8,110,898
Seaspan Corp. 5.50%, 8/1/2029 (a)	6,684,000	5,916,677
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	3,889,000	3,873,755
XPO, Inc. 7.13%, 2/1/2032 (a)	5,047,000	5,167,876
		55,713,601
TRUCKING & LEASING — 0.4%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	8,699,000	8,440,988
7.00%, 5/1/2031 (a)	5,433,000	5,551,657
7.00%, 6/15/2032 (a)	7,066,000	7,171,778
7.88%, 12/1/2030 (a)	4,190,501	4,389,633
NAC Aviation 29 DAC 4.75%, 6/30/2026	4,183,443	3,953,605
		29,507,661
TOTAL CORPORATE BONDS & NOTES (Cost $8,633,665,619)		8,268,853,549
	Shares
COMMON STOCKS — 0.0% (f)
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (g) (h)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Gulfport Energy Corp. (h)	37	5,587
PHARMACEUTICALS — 0.0% (f)
Mallinckrodt PLC (h)	12,924	508,693

See accompanying notes to financial statements.
133

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (f)
Diebold Nixdorf, Inc. (h)	2,034	$78,268
TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
ATD New Holdings, Inc. (b) (h)	35,050	1,086,550
TOTAL COMMON STOCKS (Cost $1,773,228)		1,799,927
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (f)
MEDICAL-DRUGS — 0.0% (f)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.84%, 11/14/2028 (c) (Cost $1,071,971)	$1,002,346	1,090,552
	Shares
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (i) (j)	12,585,967	12,589,742
State Street Navigator Securities Lending Portfolio II (k) (l)	657,455,382	657,455,382
TOTAL SHORT-TERM INVESTMENTS (Cost $671,602,340)		670,045,124
TOTAL INVESTMENTS — 106.3% (Cost $9,308,113,158)		8,941,789,152
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(529,824,907)
NET ASSETS — 100.0%		$8,411,964,245

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 87.5% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of this security is $120,829, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,268,853,549	$—	$8,268,853,549
Common Stocks	83,855	1,595,243	120,829	1,799,927
Senior Floating Rate Loans	—	1,090,552	—	1,090,552
Short-Term Investments	670,045,124	—	—	670,045,124
TOTAL INVESTMENTS	$670,128,979	$8,271,539,344	$120,829	$8,941,789,152
See accompanying notes to financial statements.
134

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,394,510	$13,397,189	$2,211,078,736	$2,211,860,514	$1,531,760	$(1,557,429)	12,585,967	$12,589,742	$3,326,162
State Street Navigator Securities Lending Portfolio II	709,501,256	709,501,256	2,099,278,274	2,151,324,148	—	—	657,455,382	657,455,382	5,456,417
Total		$722,898,445	$4,310,357,010	$4,363,184,662	$1,531,760	$(1,557,429)		$670,045,124	$8,782,579

See accompanying notes to financial statements.
135

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$8,277,000	$7,492,340
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	11,745,000	11,219,176
7.75%, 4/15/2028 (a) (b)	1,178,000	1,032,234
9.00%, 9/15/2028 (a) (b)	5,305,000	5,537,518
CMG Media Corp. 8.88%, 12/15/2027 (a)	6,868,000	3,917,027
Lamar Media Corp.:
3.75%, 2/15/2028 (b)	6,638,000	6,206,331
4.88%, 1/15/2029	328,000	315,218
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,325,000	3,029,308
5.00%, 8/15/2027 (a) (b)	2,908,000	2,816,485
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a) (b)	4,045,000	3,949,053
		45,514,690
AEROSPACE & DEFENSE — 2.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	2,366,000	2,412,894
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	7,034,000	6,958,244
7.13%, 6/15/2026 (a)	168,000	170,337
7.88%, 4/15/2027 (a)	721,000	723,257
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,078,000	3,068,551
Howmet Aerospace, Inc. 5.13%, 10/1/2024	1,586,000	1,586,000
Moog, Inc. 4.25%, 12/15/2027 (a)	5,163,500	4,896,082
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	7,026,000	6,821,754
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (b)	3,219,000	3,015,044
TransDigm, Inc.:
4.63%, 1/15/2029	16,190,000	15,127,774
4.88%, 5/1/2029 (b)	2,553,000	2,391,957
5.50%, 11/15/2027	12,794,000	12,565,115
6.38%, 3/1/2029 (a)	10,376,000	10,440,227
6.75%, 8/15/2028 (a)	14,479,000	14,670,702
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	8,589,000	9,011,579
		93,859,517
AGRICULTURE — 0.3%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	5,644,500	5,516,822
Security Description	Principal Amount	Value
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	$6,219,000	$5,827,576
10.50%, 11/1/2026 (a)	3,652,000	3,690,017
		15,034,415
AIRLINES — 3.0%
Air Canada 3.88%, 8/15/2026 (a)	8,470,000	8,061,153
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	5,673,000	5,409,432
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	7,336,000	7,224,273
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	1,266,000	1,266,000
8.50%, 5/15/2029 (a)	9,296,000	9,660,310
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	15,553,206	15,422,404
5.75%, 4/20/2029 (a)	20,170,000	19,654,858
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	11,306,000	10,920,213
Delta Air Lines, Inc.:
2.90%, 10/28/2024	10,609,000	10,482,435
7.38%, 1/15/2026	5,984,000	6,115,169
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a) (b)	9,910,480	9,428,137
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	4,245,999	3,076,269
8.00%, 9/20/2025 (a) (b)	1,551,616	1,128,677
United Airlines Holdings, Inc. 4.88%, 1/15/2025	5,780,000	5,739,193
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	11,453,000	11,069,210
4.63%, 4/15/2029 (a)	12,001,000	11,182,532
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a) (b)	2,818,000	2,489,618
9.50%, 6/1/2028 (a) (b)	2,552,000	2,240,860
		140,570,743
APPAREL — 0.3%
Crocs, Inc. 4.25%, 3/15/2029 (a)	2,202,000	2,008,004
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	6,900,000	6,749,028
Under Armour, Inc. 3.25%, 6/15/2026	3,597,000	3,414,812
William Carter Co. 5.63%, 3/15/2027 (a)	3,741,000	3,691,880
		15,863,724

See accompanying notes to financial statements.
136

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.7%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	$1,570,000	$1,516,824
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	11,250,000	11,079,337
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	3,276,000	3,103,387
5.88%, 1/15/2028 (a)	1,854,000	1,818,107
7.75%, 10/15/2025 (a) (b)	8,161,000	8,204,988
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	3,943,000	4,021,860
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,930,000	2,639,110
		32,383,613
AUTO PARTS & EQUIPMENT — 2.2%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	6,541,000	6,363,019
7.00%, 4/15/2028 (a)	3,253,000	3,332,568
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	2,427,000	2,222,550
6.50%, 4/1/2027 (b)	3,492,000	3,484,632
Clarios Global LP 6.75%, 5/15/2025 (a)	5,249,000	5,251,939
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	6,762,000	6,757,740
6.75%, 5/15/2028 (a)	7,281,000	7,369,537
8.50%, 5/15/2027 (a)	6,426,500	6,465,766
Dana, Inc.:
5.38%, 11/15/2027	1,996,000	1,953,286
5.63%, 6/15/2028 (b)	6,597,000	6,395,000
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	5,483,000	5,295,865
5.00%, 5/31/2026 (b)	4,812,000	4,722,786
9.50%, 5/31/2025	6,469,000	6,483,102
IHO Verwaltungs GmbH 6.38%, 5/15/2029 (a)	3,839,000	3,791,857
Phinia, Inc. 6.75%, 4/15/2029 (a)	1,640,000	1,664,879
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,183,000	3,569,103
Tenneco, Inc. 8.00%, 11/17/2028 (a)	15,246,000	13,867,304
Titan International, Inc. 7.00%, 4/30/2028	1,216,000	1,169,208
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a) (b)	11,192,000	11,046,392
6.88%, 4/14/2028 (a)	2,824,000	2,880,113
		104,086,646
BANKS — 0.4%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a) (b)	3,976,000	3,839,504
Security Description	Principal Amount	Value
7.63%, 5/1/2026 (a)	$641,000	$636,603
12.00%, 10/1/2028 (a)	7,271,000	7,805,346
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	5,737,000	5,684,391
		17,965,844
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	312,000	287,180
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	4,360,000	4,201,994
		4,489,174
BIOTECHNOLOGY — 0.0% (c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	894,000	579,491
CHEMICALS — 2.3%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	5,551,000	3,039,450
Avient Corp. 5.75%, 5/15/2025 (a)	2,909,000	2,902,658
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	5,823,000	5,222,416
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	547,000	531,946
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	4,352,000	4,503,885
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	1,914,000	1,647,763
5.38%, 5/15/2027 (b)	5,805,000	5,513,879
5.75%, 11/15/2028 (a) (b)	7,193,000	6,645,541
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	5,347,000	4,548,372
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	155,000	148,977
Element Solutions, Inc. 3.88%, 9/1/2028 (a) (b)	669,000	615,293
Herens Holdco SARL 4.75%, 5/15/2028 (a)	5,386,000	4,652,050
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	1,265,000	1,276,107
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	4,844,000	4,861,148
7.50%, 4/15/2029 (a) (b)	626,000	632,955
INEOS Quattro Finance 2 PLC:
3.38%, 1/15/2026 (a)	621,000	594,694
9.63%, 3/15/2029 (a) (b)	3,921,000	4,160,691
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	3,067,000	2,786,032
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	5,111,000	4,385,493

See accompanying notes to financial statements.
137

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a) (b)	$1,531,000	$1,522,227
Methanex Corp. 5.13%, 10/15/2027	2,468,000	2,380,090
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	693,000	657,643
Olin Corp. 5.13%, 9/15/2027	7,903,000	7,668,439
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	6,732,000	6,118,513
9.75%, 11/15/2028 (a)	7,121,000	7,543,560
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	4,259,571	3,993,774
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a) (b)	5,516,000	5,122,654
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 4/1/2029 (a)	506,000	195,776
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	8,596,000	7,769,924
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	3,873,700	3,739,554
		105,381,504
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a) (b)	3,238,000	3,330,833
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,171,000	3,781,095
		7,111,928
COMMERCIAL SERVICES — 5.4%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	3,522,000	3,385,170
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	2,858,000	2,823,104
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	4,267,000	4,311,121
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	2,744,000	2,402,729
6.63%, 7/15/2026 (a)	295,000	294,177
9.75%, 7/15/2027 (a)	8,195,000	8,146,568
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	17,043,000	15,529,542
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	2,153,000	2,007,242
Security Description	Principal Amount	Value
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	$2,057,000	$1,852,061
4.63%, 10/1/2027 (a)	5,948,000	5,666,065
APX Group, Inc. 6.75%, 2/15/2027 (a)	5,250,000	5,237,032
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	1,802,000	1,659,750
5.38%, 3/1/2029 (a) (b)	2,782,000	2,547,644
5.75%, 7/15/2027 (a)	6,825,000	6,592,898
Block, Inc. 2.75%, 6/1/2026	3,297,000	3,116,918
Brink's Co.:
4.63%, 10/15/2027 (a)	7,041,000	6,750,348
5.50%, 7/15/2025 (a) (b)	2,617,000	2,615,063
6.50%, 6/15/2029 (a)	1,700,000	1,718,394
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	6,328,000	6,487,149
Cimpress PLC 7.00%, 6/15/2026	124,000	123,788
CoreCivic, Inc. 8.25%, 4/15/2029	849,000	877,484
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,113,000	4,647,410
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	1,346,000	1,287,113
7.75%, 2/15/2028 (a)	547,000	557,645
9.50%, 11/1/2027 (a) (b)	2,713,154	2,729,270
GEO Group, Inc. 8.63%, 4/15/2029 (a)	5,306,000	5,437,270
Graham Holdings Co. 5.75%, 6/1/2026 (a)	2,979,000	2,960,262
Grand Canyon University:
4.13%, 10/1/2024	10,000,000	9,935,000
5.13%, 10/1/2028	269,000	244,204
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	4,381,000	4,317,870
6.63%, 6/15/2029 (a)	6,154,000	6,241,141
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	2,871,000	2,084,116
12.63%, 7/15/2029 (a) (b)	1,150,000	1,193,896
Korn Ferry 4.63%, 12/15/2027 (a)	2,824,000	2,688,504
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	974,000	965,565
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,522,000	2,351,034
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	13,488,000	10,225,792
5.75%, 11/1/2028 (a) (b)	2,437,000	1,308,572
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	17,955,000	17,190,835

See accompanying notes to financial statements.
138

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	$6,900,000	$6,398,715
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,105,000	4,726,209
5.75%, 4/15/2026 (a)	10,276,000	10,196,772
6.25%, 1/15/2028 (a) (b)	11,044,000	10,867,186
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	6,659,000	6,152,916
11.25%, 12/15/2027 (a)	4,086,000	3,970,571
Service Corp. International 4.63%, 12/15/2027	2,791,000	2,704,172
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	4,320,000	4,185,302
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,139,000	5,961,708
StoneMor, Inc. 8.50%, 5/15/2029 (a)	3,123,000	2,595,369
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	3,274,000	2,914,711
United Rentals North America, Inc.:
3.88%, 11/15/2027	3,263,000	3,079,195
4.88%, 1/15/2028 (b)	9,997,000	9,681,695
5.50%, 5/15/2027	6,458,000	6,410,340
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	214,000	205,472
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	6,435,000	6,299,028
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	786,000	740,758
6.13%, 6/15/2025 (a)	3,339,000	3,335,060
6.63%, 6/15/2029 (a)	2,335,000	2,352,909
WW International, Inc. 4.50%, 4/15/2029 (a)	1,278,000	492,758
		253,780,592
COMPUTERS — 1.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	3,519,200	3,330,993
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	6,068,000	5,466,236
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	5,615,000	5,304,884
5.13%, 4/15/2029 (a)	6,698,000	6,305,497
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,756,000	1,675,558
Seagate HDD Cayman:
4.09%, 6/1/2029	1,548,000	1,432,937
4.75%, 1/1/2025	6,552,000	6,496,832
4.88%, 6/1/2027	5,834,000	5,683,833
Unisys Corp. 6.88%, 11/1/2027 (a)	3,053,000	2,693,448
Security Description	Principal Amount	Value
Vericast Corp. 11.00%, 9/15/2026 (a)	$2,418,452	$2,587,744
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,148,000	1,997,769
Western Digital Corp. 4.75%, 2/15/2026	19,877,000	19,453,819
		62,429,550
CONSTRUCTION MATERIALS — 1.3%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	2,953,000	1,932,679
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	2,446,000	2,574,782
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	3,761,000	3,689,052
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a) (b)	2,064,000	1,697,186
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	2,339,000	2,029,106
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	5,248,000	5,260,910
Griffon Corp. 5.75%, 3/1/2028	4,553,000	4,395,330
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	4,691,000	4,526,956
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	5,335,000	5,038,267
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a) (b)	824,000	748,126
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,642,000	3,440,379
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	10,029,000	9,797,531
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	4,359,000	4,156,306
5.00%, 2/15/2027 (a)	8,293,000	8,058,640
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	3,785,000	3,668,384
		61,013,634
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	7,206,000	6,749,067
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a) (b)	3,672,000	3,554,276
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	400,000	386,912
Gates Corp. 6.88%, 7/1/2029 (a)	2,524,000	2,569,634

See accompanying notes to financial statements.
139

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	$1,345,000	$1,349,398
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	3,092,000	2,789,077
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	3,632,000	3,700,754
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,855,000	3,961,089
		25,060,207
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AG Issuer LLC 6.25%, 3/1/2028 (a)	3,553,000	3,473,733
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,774,000	1,837,687
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	4,145,000	4,121,622
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	328,000	316,110
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	1,734,667	1,733,366
9.75%, 3/15/2029 (a)	4,646,000	4,882,435
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	1,194,000	1,153,010
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	7,453,000	6,388,563
Credit Acceptance Corp.:
6.63%, 3/15/2026 (b)	2,644,000	2,638,051
9.25%, 12/15/2028 (a)	3,849,000	4,071,087
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	5,120,000	5,336,422
Enova International, Inc.:
8.50%, 9/15/2025 (a)	50,000	50,088
11.25%, 12/15/2028 (a)	3,217,000	3,439,391
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	447,000	349,751
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	6,458,000	6,459,485
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a) (b)	935,000	951,540
7.75%, 5/15/2026 (a)	1,694,000	1,730,286
8.00%, 2/15/2027 (a)	5,302,000	5,481,844
8.00%, 6/15/2028 (a)	5,717,000	6,017,428
goeasy Ltd.:
7.63%, 7/1/2029 (a)	801,000	816,780
9.25%, 12/1/2028 (a)	6,839,000	7,258,709
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	8,316,000	7,679,660
Jefferson Capital Holdings LLC 9.50%, 2/15/2029 (a)	2,758,000	2,840,078
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	3,246,000	2,433,331
8.75%, 11/1/2027 (a)	2,337,730	2,073,917
Security Description	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	$2,363,000	$2,404,991
8.38%, 5/1/2028 (a)	336,000	354,305
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	11,033,000	10,420,889
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	4,845,000	4,740,639
5.50%, 8/15/2028 (a) (b)	5,595,000	5,379,928
6.00%, 1/15/2027 (a) (b)	50,000	49,471
Navient Corp.:
4.88%, 3/15/2028	5,221,000	4,775,805
5.00%, 3/15/2027 (b)	3,957,000	3,781,111
5.50%, 3/15/2029	7,585,000	6,920,857
5.88%, 10/25/2024	6,709,000	6,695,314
6.75%, 6/25/2025	1,934,000	1,933,265
6.75%, 6/15/2026	2,805,000	2,811,956
OneMain Finance Corp.:
3.50%, 1/15/2027	6,808,000	6,377,939
3.88%, 9/15/2028	6,600,000	5,915,514
6.63%, 1/15/2028 (b)	7,735,000	7,764,780
7.13%, 3/15/2026 (b)	10,536,000	10,696,253
9.00%, 1/15/2029	307,000	323,771
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	2,857,000	2,939,282
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	6,179,000	5,936,783
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	3,336,000	3,033,158
5.38%, 10/15/2025 (a)	1,289,000	1,277,966
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	3,345,000	3,264,687
PRA Group, Inc. 8.38%, 2/1/2028 (a) (b)	2,354,000	2,352,446
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	2,800,000	2,611,476
3.63%, 3/1/2029 (a)	6,170,000	5,606,124
SLM Corp. 4.20%, 10/29/2025	2,319,000	2,253,442
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	4,696,000	4,668,059
5.50%, 4/15/2029 (a)	1,799,000	1,708,510
5.75%, 6/15/2027 (a)	5,788,000	5,651,982
		206,185,077
ELECTRIC — 2.6%
AES Corp. 5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	1,784,000	1,810,028
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,156,000	2,111,047

See accompanying notes to financial statements.
140

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Calpine Corp.:
4.50%, 2/15/2028 (a)	$6,879,000	$6,542,410
4.63%, 2/1/2029 (a)	2,669,000	2,491,031
5.13%, 3/15/2028 (a) (b)	4,156,000	3,997,241
5.25%, 6/1/2026 (a)	6,084,000	6,018,354
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	7,141,000	6,815,656
DPL, Inc.:
4.13%, 7/1/2025	2,438,000	2,387,533
4.35%, 4/15/2029	520,000	484,047
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	7,336,000	6,980,938
4.25%, 7/15/2024 (a)	8,061,000	8,050,843
4.50%, 9/15/2027 (a)	4,739,000	4,476,175
7.25%, 1/15/2029 (a) (b)	5,234,000	5,369,718
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,384,000	3,010,339
5.75%, 1/15/2028	3,299,000	3,273,796
6.63%, 1/15/2027	4,221,000	4,212,938
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	7,796,000	7,217,537
PG&E Corp. 5.00%, 7/1/2028	1,540,000	1,482,974
Pike Corp. 5.50%, 9/1/2028 (a)	3,361,000	3,221,754
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	3,085,000	3,043,723
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	7,468,000	6,957,114
5.00%, 7/31/2027 (a)	12,499,000	12,093,407
5.50%, 9/1/2026 (a)	2,688,000	2,651,873
5.63%, 2/15/2027 (a)	14,688,000	14,441,829
		119,142,305
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	2,375,000	2,146,905
4.75%, 6/15/2028 (a)	4,050,000	3,792,784
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	3,000,000	3,012,000
7.25%, 6/15/2028 (a)	5,764,000	5,873,689
		14,825,378
ELECTRONICS — 0.8%
Imola Merger Corp. 4.75%, 5/15/2029 (a)	12,895,000	12,063,015
Likewize Corp. 9.75%, 10/15/2025 (a)	3,017,000	3,040,834
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	6,230,000	5,723,439
5.00%, 10/1/2025 (a) (b)	9,686,000	9,772,399
Security Description	Principal Amount	Value
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	$6,169,000	$5,660,798
		36,260,485
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	6,361,000	6,078,190
ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a) (e)	8,970,664	74,521
AECOM 5.13%, 3/15/2027	6,241,000	6,127,788
Arcosa, Inc. 4.38%, 4/15/2029 (a)	2,355,000	2,184,239
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	940,000	929,773
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	3,052,000	3,278,825
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	4,090,000	3,788,362
		16,383,508
ENTERTAINMENT — 3.0%
Affinity Interactive 6.88%, 12/15/2027 (a) (b)	5,582,000	4,931,585
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,448,000	2,842,988
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	6,374,000	4,317,429
Banijay Entertainment SASU 8.13%, 5/1/2029 (a) (b)	4,770,000	4,882,620
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	2,513,000	2,348,599
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	11,634,000	11,871,683
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	3,955,000	3,918,535
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	494,000	472,447
5.50%, 4/1/2027 (a)	1,276,000	1,257,791
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	3,991,000	3,812,882
5.88%, 3/15/2026 (a)	4,428,000	4,380,797
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,508,000	6,333,065
5.25%, 1/15/2029 (a)	3,706,000	3,587,927
6.25%, 1/15/2027 (a)	8,103,000	8,126,499
6.50%, 2/15/2025 (a)	5,912,000	5,919,213

See accompanying notes to financial statements.
141

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	$1,268,000	$1,179,696
Light & Wonder International, Inc. 7.00%, 5/15/2028 (a)	147,000	147,747
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	2,214,000	1,964,261
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	2,027,000	1,313,009
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	2,819,000	2,627,111
4.75%, 10/15/2027 (a)	2,595,000	2,487,463
4.88%, 11/1/2024 (a)	3,930,000	3,916,009
6.50%, 5/15/2027 (a)	10,845,000	10,930,675
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,172,000	3,128,956
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	7,986,000	7,537,187
13.25%, 12/15/2027 (a)	1,529,000	1,713,917
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,670,000	2,595,854
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	2,877,000	3,018,002
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,276,000	1,950,737
5.63%, 1/15/2027 (a) (b)	3,030,000	2,924,071
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a) (b)	2,388,000	1,712,005
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	2,789,000	2,702,346
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	7,437,000	6,676,715
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	2,460,000	2,433,727
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,246,000	2,250,919
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	4,269,000	4,064,942
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (f)	2,759,000	2,964,325
		139,243,734
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	5,691,000	5,509,799
Enviri Corp. 5.75%, 7/31/2027 (a)	4,573,000	4,345,859
Security Description	Principal Amount	Value
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	$6,640,000	$6,122,279
3.75%, 8/1/2025 (a)	5,900,000	5,843,242
5.13%, 12/15/2026 (a)	7,120,500	7,031,992
Stericycle, Inc. 3.88%, 1/15/2029 (a)	3,913,000	3,654,820
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	1,748,000	1,721,536
		34,229,527
FOOD — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	2,351,000	2,255,150
3.50%, 3/15/2029 (a)	9,211,000	8,279,399
4.63%, 1/15/2027 (a)	13,945,000	13,478,679
5.88%, 2/15/2028 (a)	3,641,000	3,597,563
6.50%, 2/15/2028 (a)	7,285,000	7,320,478
7.50%, 3/15/2026 (a)	35,000	35,454
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	322,000	319,038
5.25%, 9/15/2027 (b)	78,982	73,263
8.00%, 9/15/2028 (a) (b)	7,830,000	7,947,841
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,159,000	1,555,020
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	51,000	48,221
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	6,883,000	7,055,626
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	720,000	696,478
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,246,000	5,130,903
Post Holdings, Inc. 5.63%, 1/15/2028 (a)	3,392,000	3,340,475
Sigma Holdco BV 7.88%, 5/15/2026 (a) (b)	1,787,000	1,762,983
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	3,517,000	3,098,758
TreeHouse Foods, Inc. 4.00%, 9/1/2028	4,249,000	3,811,735
U.S. Foods, Inc. 6.88%, 9/15/2028 (a)	3,308,000	3,383,422
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,071,000	3,671,879
		76,862,365
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	8,314,162	8,261,118
5.00%, 2/1/2028 (a)	6,900,000	6,669,264

See accompanying notes to financial statements.
142

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	$1,880,220	$1,824,979
10.50%, 5/15/2029 (a)	592,000	583,025
		17,338,386
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,453,000	5,756,269
Mercer International, Inc. 5.13%, 2/1/2029	2,567,000	2,260,064
		8,016,333
GAS — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	1,552,006	1,547,179
5.75%, 5/20/2027	4,200,798	3,957,446
5.88%, 8/20/2026	5,915,000	5,731,103
9.38%, 6/1/2028 (a)	4,686,000	4,812,709
		16,048,437
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	4,104,000	4,460,638
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	11,740,000	11,170,610
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	10,738,000	11,007,309
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,219,000	1,093,833
4.63%, 2/1/2028 (a)	2,692,000	2,578,451
Medline Borrower LP 3.88%, 4/1/2029 (a)	5,984,000	5,509,948
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a)	4,328,000	4,376,300
Teleflex, Inc. 4.25%, 6/1/2028 (a)	4,129,000	3,889,477
		39,625,928
HEALTH CARE SERVICES — 2.5%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	948,000	901,719
5.50%, 7/1/2028 (a)	2,278,000	2,227,315
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	7,585,000	7,254,977
5.00%, 7/15/2027 (a)	2,390,000	2,343,371
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	192,000	175,498
4.25%, 5/1/2028 (a)	200,000	188,936
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	$14,416,000	$13,413,367
6.00%, 1/15/2029 (a)	7,096,000	6,256,898
6.88%, 4/1/2028 (a)	8,000	5,968
6.88%, 4/15/2029 (a) (b)	7,521,000	5,760,033
8.00%, 12/15/2027 (a) (b)	1,991,000	1,973,439
Encompass Health Corp.:
4.50%, 2/1/2028	5,269,000	5,013,980
5.75%, 9/15/2025	2,383,000	2,374,779
Global Medical Response, Inc. 10.00%, 10/31/2028 (a)	760,761	742,130
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	316,000	310,328
5.00%, 5/15/2027 (a)	13,534,000	13,222,041
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	2,183,700	2,086,416
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	2,379,000	2,083,433
11.00%, 10/15/2030 (a)	3,649,000	4,021,818
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	2,631,000	2,669,649
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	8,120,000	7,636,048
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	3,973,000	3,966,961
Radiology Partners, Inc. 7.78%, 1/31/2029 (a)	684	642
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,832,000	1,841,856
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	157,000	149,662
Tenet Healthcare Corp.:
4.63%, 6/15/2028	8,014,000	7,623,077
5.13%, 11/1/2027	10,236,000	10,016,643
6.13%, 10/1/2028 (b)	2,486,000	2,472,650
6.25%, 2/1/2027	3,813,000	3,811,246
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a) (b)	5,597,000	5,520,993
		116,065,873
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	3,900,000	4,195,815
HOME BUILDERS — 1.0%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	2,649,000	2,717,000
Beazer Homes USA, Inc. 5.88%, 10/15/2027	5,269,000	5,192,125
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
5.00%, 6/15/2029 (a)	150,000	137,058
6.25%, 9/15/2027 (a)	6,842,000	6,732,870
Century Communities, Inc. 6.75%, 6/1/2027	1,324,000	1,329,826

See accompanying notes to financial statements.
143

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Empire Communities Corp. 9.75%, 5/1/2029 (a)	$5,983,000	$6,093,626
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	3,586,000	3,434,420
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	1,134,000	1,124,066
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	4,852,000	5,052,193
M/I Homes, Inc. 4.95%, 2/1/2028	1,883,000	1,813,216
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	2,915,000	2,832,914
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	1,374,000	1,299,845
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	4,579,000	4,539,163
5.88%, 6/15/2027 (a)	2,229,000	2,218,256
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	4,437,000	4,342,935
		48,859,513
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	5,455,000	4,926,247
HOUSEHOLD PRODUCTS — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	2,496,000	2,461,680
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	388,000	368,332
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	700,000	643,804
5.50%, 6/1/2028 (a)	6,405,000	6,256,724
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	6,000	1,533
		9,732,073
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	8,084,000	7,230,815
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	290,000	297,250
7.00%, 12/31/2027 (a) (b)	1,438,000	1,488,330
		9,016,395
HOUSEWARES — 0.6%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,451,939	2,437,227
Newell Brands, Inc.:
4.88%, 6/1/2025	10,121,000	9,980,723
5.70%, 4/1/2026	12,798,500	12,635,575
Security Description	Principal Amount	Value
6.38%, 9/15/2027 (b)	$1,324,000	$1,305,107
		26,358,632
INSURANCE — 1.1%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,501,000	1,364,244
8.25%, 2/1/2029 (a)	8,606,000	8,667,791
8.50%, 6/15/2029 (a) (b)	2,300,000	2,330,199
10.13%, 8/1/2026 (a) (b)	290,000	299,034
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	1,981,000	1,855,325
6.75%, 10/15/2027 (a)	9,432,000	9,286,181
6.75%, 4/15/2028 (a)	7,201,000	7,216,122
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	3,000,000	2,792,940
6.38%, 2/15/2029 (a)	2,284,000	2,292,108
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	5,373,000	5,027,570
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	3,531,000	3,293,011
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a) (b)	4,693,000	4,704,732
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	2,242,000	2,125,528
		51,254,785
INTERNET — 3.1%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	2,466,000	2,219,548
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	4,931,000	4,234,940
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	5,985,000	5,340,236
6.13%, 12/1/2028 (a)	3,798,000	3,152,226
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a) (b)	1,426,000	1,257,803
5.63%, 9/15/2028 (a)	1,835,000	1,482,093
Cars.com, Inc. 6.38%, 11/1/2028 (a)	938,000	923,076
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	1,682,000	1,609,994
7.00%, 6/15/2027 (a)	3,183,000	3,153,557
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	5,678,000	5,865,090
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	9,626,000	9,564,009
6.75%, 9/30/2027 (a)	9,346,000	9,455,161
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	4,390,000	3,964,565
5.25%, 12/1/2027 (a)	5,649,000	5,526,756

See accompanying notes to financial statements.
144

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	$4,142,000	$3,756,711
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	2,450,000	2,238,663
9.50%, 5/30/2029 (a)	4,766,000	4,854,743
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	5,628,000	5,273,830
5.00%, 12/15/2027 (a)	3,423,000	3,282,144
5.63%, 2/15/2029 (a)	3,115,000	2,993,204
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	5,155,000	2,671,630
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	260,000	186,300
11.75%, 10/15/2028 (a)	8,080,000	8,363,446
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	13,542,000	13,994,438
10.25%, 11/30/2024 (a)	2,112,000	2,143,997
11.25%, 2/15/2027 (a)	11,450,000	12,263,866
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a) (b)	8,801,000	8,807,865
7.50%, 9/15/2027 (a)	8,403,000	8,566,102
8.00%, 11/1/2026 (a)	8,835,000	8,909,214
		146,055,207
INVESTMENT COMPANY SECURITY — 0.7%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	3,549,000	3,372,366
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	8,421,000	7,193,050
5.25%, 5/15/2027	12,221,000	11,471,852
6.25%, 5/15/2026	5,958,000	5,908,251
9.75%, 1/15/2029 (a)	4,915,000	5,102,016
		33,047,535
IRON/STEEL — 0.8%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	2,904,000	2,830,848
ATI, Inc. 5.88%, 12/1/2027 (b)	2,450,000	2,421,751
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	4,817,000	4,338,913
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	76,000	76,181
Carpenter Technology Corp. 6.38%, 7/15/2028	1,101,000	1,098,930
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	350,000	331,755
5.88%, 6/1/2027	3,371,000	3,348,549
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,338,000	3,448,154
Security Description	Principal Amount	Value
Mineral Resources Ltd.:
8.13%, 5/1/2027 (a)	$5,105,000	$5,153,395
9.25%, 10/1/2028 (a)	9,181,748	9,637,255
TMS International Corp. 6.25%, 4/15/2029 (a)	1,066,000	977,064
U.S. Steel Corp. 6.88%, 3/1/2029 (b)	2,407,000	2,416,339
		36,079,134
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (a)	1,711,000	1,614,962
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	7,601,000	8,220,177
		9,835,139
LEISURE TIME — 3.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 2/12/2024 (e) (g) (h)	1,771,000	—
Acushnet Co. 7.38%, 10/15/2028 (a) (b)	1,062,000	1,100,784
Carnival Corp.:
4.00%, 8/1/2028 (a)	14,377,000	13,484,620
5.75%, 3/1/2027 (a)	17,295,000	17,099,394
6.00%, 5/1/2029 (a) (b)	16,162,000	15,962,884
7.63%, 3/1/2026 (a)	1,249,200	1,261,705
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	18,737,000	20,290,859
Life Time, Inc.:
5.75%, 1/15/2026 (a)	9,420,000	9,379,400
8.00%, 4/15/2026 (a)	319,000	322,375
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	667,000	658,476
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a) (b)	7,572,050	7,499,434
5.88%, 3/15/2026 (a)	8,097,000	8,005,909
5.88%, 2/15/2027 (a)	5,978,000	5,901,063
8.13%, 1/15/2029 (a)	8,246,000	8,645,519
8.38%, 2/1/2028 (a)	4,199,000	4,388,249
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	4,318,000	4,261,434
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028 (b)	637,000	595,417
4.25%, 7/1/2026 (a)	3,740,000	3,619,609
5.38%, 7/15/2027 (a)	9,847,000	9,699,393
5.50%, 8/31/2026 (a)	6,746,000	6,662,619
5.50%, 4/1/2028 (a)	9,429,000	9,310,666
8.25%, 1/15/2029 (a)	1,779,000	1,877,735
9.25%, 1/15/2029 (a)	6,642,000	7,092,925
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	2,135,000	2,112,689
7.00%, 2/15/2029 (a) (b)	2,088,000	2,099,171
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	854,000	835,297

See accompanying notes to financial statements.
145

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	$149,000	$149,478
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	5,532,000	5,364,270
		167,681,374
LODGING — 2.8%
Boyd Gaming Corp. 4.75%, 12/1/2027	3,323,000	3,195,463
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	3,087,000	2,955,000
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	3,416,000	3,261,119
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	3,600,000	3,299,760
5.38%, 5/1/2025 (a)	3,372,000	3,360,569
5.75%, 5/1/2028 (a) (b)	1,918,000	1,906,722
5.88%, 4/1/2029 (a)	3,356,000	3,358,248
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/2029 (a) (b)	1,958,000	1,825,855
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	4,137,000	4,062,658
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	477
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025	5,397,000	5,291,327
5.25%, 4/26/2026	962,000	929,148
5.63%, 7/17/2027	3,263,143	3,101,813
5.75%, 7/21/2028 (a)	4,955,000	4,638,574
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	2,146,000	2,043,056
5.25%, 6/18/2025 (a)	4,285,000	4,236,322
5.88%, 5/15/2026 (a) (b)	3,318,000	3,278,084
MGM Resorts International:
4.63%, 9/1/2026	1,892,000	1,843,130
4.75%, 10/15/2028 (b)	3,614,000	3,440,275
5.50%, 4/15/2027	5,762,000	5,692,625
5.75%, 6/15/2025	2,941,000	2,932,206
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,833,000	3,604,592
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	2,881,000	2,876,534
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	6,580,000	5,783,162
6.00%, 7/15/2025 (a)	3,079,000	3,060,957
6.50%, 1/15/2028 (a)	3,561,000	3,384,268
Travel & Leisure Co.:
6.00%, 4/1/2027	1,571,000	1,566,366
6.60%, 10/1/2025	3,642,000	3,661,266
6.63%, 7/31/2026 (a)	7,296,000	7,351,450
Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	$1,486,000	$1,383,109
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a)	4,625,000	4,511,179
5.50%, 3/1/2025 (a)	4,683,039	4,674,329
Wynn Macau Ltd.:
4.88%, 10/1/2024 (a)	6,433,000	6,401,221
5.50%, 1/15/2026 (a) (b)	7,048,000	6,905,560
5.50%, 10/1/2027 (a) (b)	3,323,000	3,166,221
5.63%, 8/26/2028 (a)	7,553,000	7,082,901
		130,065,546
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	1,061,000	988,809
4.13%, 4/15/2029 (a)	12,000	11,069
Terex Corp. 5.00%, 5/15/2029 (a)	2,316,000	2,195,707
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	525,000	490,177
		3,685,762
MACHINERY-DIVERSIFIED — 0.8%
ATS Corp. 4.13%, 12/15/2028 (a)	3,048,000	2,781,178
Esab Corp. 6.25%, 4/15/2029 (a)	1,393,000	1,401,915
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	7,121,000	4,530,950
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	5,573,000	5,771,120
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	4,812,000	4,970,892
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	3,536,000	3,239,294
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	1,693,000	1,682,775
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	11,896,500	11,533,895
		35,912,019
MEDIA — 7.6%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	1,490,000	1,129,942
5.75%, 8/15/2029 (a)	4,986,000	3,622,628
9.63%, 7/15/2027 (a)	3,330,000	3,057,939
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	5,516,000	3,723,245
10.25%, 1/15/2029 (a)	8,474,000	8,346,043
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	17,304,000	16,180,451
5.13%, 5/1/2027 (a)	23,436,000	22,492,232

See accompanying notes to financial statements.
146

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.38%, 6/1/2029 (a)	$4,988,000	$4,537,234
5.50%, 5/1/2026 (a)	2,037,000	2,012,352
CSC Holdings LLC:
5.38%, 2/1/2028 (a)	10,237,000	7,775,513
5.50%, 4/15/2027 (a) (b)	7,675,000	6,229,491
6.50%, 2/1/2029 (a)	7,826,000	5,725,189
7.50%, 4/1/2028 (a)	2,632,000	1,394,828
11.25%, 5/15/2028 (a)	9,300,000	8,125,131
11.75%, 1/31/2029 (a)	15,467,000	13,206,807
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	3,862,000	1,651,662
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	26,098,000	24,559,262
DISH DBS Corp.:
5.25%, 12/1/2026 (a)	20,732,000	16,376,829
5.75%, 12/1/2028 (a) (b)	16,364,000	11,259,741
5.88%, 11/15/2024 (b)	11,826,000	11,280,940
7.38%, 7/1/2028	6,685,000	2,838,050
7.75%, 7/1/2026	11,277,000	7,000,649
DISH Network Corp. 11.75%, 11/15/2027 (a)	19,603,000	19,256,615
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	2,344,000	2,233,996
GCI LLC 4.75%, 10/15/2028 (a)	1,942,000	1,773,609
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	965,000	578,904
7.00%, 5/15/2027 (a) (b)	3,582,000	3,296,550
10.50%, 7/15/2029 (a) (b)	3,130,000	3,147,559
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	2,007,000	1,010,846
5.25%, 8/15/2027 (a) (b)	4,068,000	2,168,244
6.38%, 5/1/2026 (b)	6,399,283	4,978,770
8.38%, 5/1/2027	5,747,842	2,058,360
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	6,409,000	6,007,028
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	6,391,000	6,164,183
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a) (b)	296,000	284,255
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	6,088,000	5,407,666
5.63%, 7/15/2027 (a)	14,320,000	13,600,563
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	7,532,000	5,745,862
6.50%, 9/15/2028 (a)	6,882,000	3,395,716
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	4,353,000	3,028,687
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	3,965,000	2,396,644
Security Description	Principal Amount	Value
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	$8,513,000	$8,011,669
4.00%, 7/15/2028 (a)	14,068,000	12,709,453
5.00%, 8/1/2027 (a)	13,110,500	12,544,913
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	277,000	268,100
TEGNA, Inc.:
4.63%, 3/15/2028	3,076,000	2,785,010
4.75%, 3/15/2026 (a)	1,674,000	1,635,364
5.00%, 9/15/2029	4,875,000	4,301,651
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	6,600,000	6,252,200
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	3,367,000	3,316,798
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	1,313,000	1,105,769
6.63%, 6/1/2027 (a)	12,848,000	12,318,662
8.00%, 8/15/2028 (a)	8,899,000	8,672,432
Urban One, Inc. 7.38%, 2/1/2028 (a) (b)	4,617,000	3,529,004
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	7,940,000	7,254,937
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	1,099,000	978,033
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a)	888,000	871,039
		355,615,249
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	5,902,000	5,774,104
MINING — 0.7%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	1,354,000	1,254,373
5.50%, 12/15/2027 (a)	956,000	941,995
6.13%, 5/15/2028 (a) (b)	3,449,000	3,442,171
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	6,104,000	5,833,898
Constellium SE 3.75%, 4/15/2029 (a)	3,563,000	3,232,817
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	4,141,000	3,953,992
Hecla Mining Co. 7.25%, 2/15/2028	293,000	293,686
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,545,000	2,489,875
6.13%, 4/1/2029	100,000	99,249
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	5,249,500	4,910,015

See accompanying notes to financial statements.
147

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
New Gold, Inc. 7.50%, 7/15/2027 (a)	$1,365,000	$1,374,937
Novelis Corp. 3.25%, 11/15/2026 (a)	1,570,000	1,475,031
Perenti Finance Pty. Ltd.:
6.50%, 10/7/2025 (a)	1,233,935	1,231,318
7.50%, 4/26/2029 (a) (b)	3,422,000	3,490,269
		34,023,626
MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,868,000	2,829,052
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,786,000	5,068,565
Enpro, Inc. 5.75%, 10/15/2026	3,426,000	3,391,569
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a)	1,490,000	1,476,173
12.25%, 11/15/2026 (a) (b)	5,108,000	5,082,051
Hillenbrand, Inc.:
5.00%, 9/15/2026	2,878,000	2,833,708
6.25%, 2/15/2029	4,707,000	4,732,983
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	3,321,000	3,203,769
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,819,000	6,019,697
		34,637,567
OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	4,558,000	4,306,672
7.25%, 3/15/2029 (a) (b)	840,000	754,547
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	4,686,000	4,601,324
5.50%, 8/15/2028 (a) (b)	8,137,000	7,004,573
		16,667,116
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	1,385,000	1,314,877
OIL & GAS — 5.1%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	4,883,000	4,938,129
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	8,641,000	8,654,912
8.25%, 12/31/2028 (a)	1,444,000	1,478,367
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,680,000	2,648,001
California Resources Corp.:
7.13%, 2/1/2026 (a) (b)	6,528,000	6,542,623
8.25%, 6/15/2029 (a)	1,226,000	1,251,256
Security Description	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a) (b)	$513,000	$486,026
11.00%, 4/15/2025 (a)	2,410,000	2,417,351
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	93,000	92,112
5.88%, 2/1/2029 (a)	50,000	49,487
6.75%, 4/15/2029 (a)	6,223,000	6,228,787
Chord Energy Corp. 6.38%, 6/1/2026 (a)	3,952,000	3,946,428
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	6,944,000	6,764,984
8.38%, 7/1/2028 (a)	476,000	499,429
CNX Resources Corp. 6.00%, 1/15/2029 (a)	4,318,000	4,234,404
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	11,734,000	11,329,690
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	4,994,000	5,275,312
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	10,120,000	10,098,242
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	2,989,000	2,778,066
8.50%, 1/15/2029 (a)	7,061,000	7,098,494
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	25,000	25,481
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	7,179,000	7,248,923
Gulfport Energy Corp. 8.00%, 5/17/2026	2,853,218	2,887,514
Harbour Energy PLC 5.50%, 10/15/2026 (a)	4,154,000	4,073,205
HF Sinclair Corp. 5.00%, 2/1/2028 (a)	2,269,000	2,201,429
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	699,000	676,527
6.25%, 11/1/2028 (a)	2,134,000	2,107,090
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,944,000	3,993,221
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	3,778,000	3,742,562
Matador Resources Co.:
5.88%, 9/15/2026	1,301,000	1,299,413
6.88%, 4/15/2028 (a)	3,030,000	3,077,026
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	1,171,000	1,139,242
7.13%, 2/1/2027 (a)	263,000	266,758

See accompanying notes to financial statements.
148

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	$3,355,000	$3,361,240
10.50%, 5/15/2027 (a)	2,102,000	2,155,769
Murphy Oil Corp.:
5.88%, 12/1/2027	2,028,000	2,025,080
6.38%, 7/15/2028	3,668,000	3,699,141
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a) (b)	3,819,000	3,875,330
7.50%, 1/15/2028 (a) (b)	770,000	733,695
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,052,000	2,082,821
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	1,964,000	1,986,468
Parkland Corp. 5.88%, 7/15/2027 (a)	2,982,000	2,945,858
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	2,018,000	1,898,373
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (b)	2,564,000	2,502,105
Permian Resources Operating LLC 8.00%, 4/15/2027 (a)	4,822,000	4,927,795
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	6,059,000	5,993,926
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,450,000	6,300,812
7.75%, 4/25/2029 (a)	3,460,000	3,487,403
Range Resources Corp. 4.88%, 5/15/2025	3,540,000	3,518,335
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	4,985,000	5,031,211
SM Energy Co.:
6.50%, 7/15/2028	3,630,000	3,601,613
6.63%, 1/15/2027	405,000	403,449
6.75%, 9/15/2026	7,465,000	7,458,281
Southwestern Energy Co. 5.38%, 2/1/2029	8,398,000	8,143,373
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	5,024,000	4,972,655
Sunoco LP 7.00%, 5/1/2029 (a)	725,000	743,306
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	3,060,000	2,865,996
5.88%, 3/15/2028	8,699,000	8,661,768
6.00%, 4/15/2027	2,978,000	2,977,524
7.00%, 9/15/2028 (a)	811,000	831,421
Talos Production, Inc. 9.00%, 2/1/2029 (a)	3,758,000	3,945,261
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	98,803	98,662
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	800,000	825,200
Security Description	Principal Amount	Value
Transocean, Inc.:
8.00%, 2/1/2027 (a)	$3,046,000	$3,037,228
8.25%, 5/15/2029 (a)	2,474,000	2,478,874
11.50%, 1/30/2027 (a)	5,972,000	6,157,849
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	3,186,000	3,126,581
		236,404,894
OIL & GAS SERVICES — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	73,000	72,319
6.88%, 4/1/2027 (a)	1,016,000	1,019,454
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	425,000	417,401
Enerflex Ltd. 9.00%, 10/15/2027 (a)	4,843,000	4,916,081
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	2,346,000	2,365,378
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	3,073,000	3,151,576
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	426,000	428,032
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	4,063,000	4,069,704
7.13%, 3/15/2029 (a)	6,124,000	6,167,052
		22,606,997
PACKAGING & CONTAINERS — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	1,869,000	1,641,561
6.00%, 6/15/2027 (a)	6,787,000	6,651,396
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	12,856,000	11,160,037
5.25%, 8/15/2027 (a)	11,886,000	7,353,636
Ball Corp. 6.88%, 3/15/2028	834,000	855,901
Berry Global, Inc. 5.63%, 7/15/2027 (a)	600,000	590,316
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	3,240,000	3,120,379
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a) (b)	3,750,000	3,688,950
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,437,000	1,385,627

See accompanying notes to financial statements.
149

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	$4,271,000	$4,197,026
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	6,189,000	6,377,393
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	2,631,000	2,485,637
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,381,000	2,195,711
3.50%, 3/1/2029 (a)	2,027,000	1,819,800
4.13%, 8/15/2024	1,591,000	1,587,070
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	4,285,000	4,150,837
LABL, Inc.:
5.88%, 11/1/2028 (a)	11,567,000	10,549,798
6.75%, 7/15/2026 (a)	680,000	673,628
10.50%, 7/15/2027 (a) (b)	2,564,000	2,509,361
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	441
7.88%, 4/15/2027 (a)	18,017,000	18,408,329
9.25%, 4/15/2027 (a)	7,360,000	7,367,655
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	1,352,000	1,350,080
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	2,028,000	1,892,976
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	6,015,000	5,636,055
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,635,000	1,487,621
4.00%, 12/1/2027 (a)	167,000	156,995
5.00%, 4/15/2029 (a)	3,871,000	3,688,482
5.50%, 9/15/2025 (a)	408,000	407,021
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	4,825,000	4,838,365
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,799,000	2,640,549
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	876,000	956,680
TriMas Corp. 4.13%, 4/15/2029 (a)	339,000	309,951
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	2,845,000	2,788,897
8.50%, 8/15/2027 (a) (b)	4,407,000	4,381,395
		129,305,556
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.6%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	$3,961,000	$3,564,821
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	19,344,000	14,478,597
5.00%, 1/30/2028 (a)	3,070,000	1,606,163
5.50%, 11/1/2025 (a) (b)	17,732,000	16,544,843
5.75%, 8/15/2027 (a) (b)	6,232,000	4,983,232
6.13%, 2/1/2027 (a) (b)	7,143,500	5,973,752
6.25%, 2/15/2029 (a)	529,000	269,277
9.00%, 12/15/2025 (a)	250,000	226,672
11.00%, 9/30/2028 (a) (b)	7,917,000	7,056,660
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	4,224,000	3,927,771
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	4,611,000	4,668,822
Grifols SA 4.75%, 10/15/2028 (a) (b)	3,169,000	2,733,104
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	3,000,000	2,076,840
12.25%, 4/15/2029 (a)	6,672,000	6,642,777
Jazz Securities DAC 4.38%, 1/15/2029 (a)	9,066,000	8,409,168
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	3,925,000	4,274,835
Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 4/30/2028 (a)	12,504,000	11,613,215
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	2,565,000	2,209,722
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a) (b)	3,262,000	2,982,544
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024 (b)	7,271,000	7,164,043
4.38%, 3/15/2026	7,583,000	7,346,941
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,383,000	1,342,755
		120,096,554
PIPELINES — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	4,390,500	4,357,747
5.75%, 1/15/2028 (a)	3,735,000	3,675,950
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,524,000	1,552,057
Buckeye Partners LP:
3.95%, 12/1/2026	2,351,000	2,236,671

See accompanying notes to financial statements.
150

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.13%, 3/1/2025 (a)	$4,423,000	$4,361,432
4.13%, 12/1/2027	345,000	322,278
4.50%, 3/1/2028 (a)	3,702,000	3,479,177
6.88%, 7/1/2029 (a) (b)	1,031,000	1,034,609
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	1,917,000	1,892,098
8.63%, 3/15/2029 (a)	2,776,000	2,859,363
EQM Midstream Partners LP:
4.13%, 12/1/2026	1,541,000	1,482,981
4.50%, 1/15/2029 (a)	261,000	246,426
5.50%, 7/15/2028	1,948,000	1,918,293
6.00%, 7/1/2025 (a)	5,011,000	5,016,312
6.38%, 4/1/2029 (a)	1,925,000	1,944,038
6.50%, 7/1/2027 (a)	8,897,000	8,995,223
7.50%, 6/1/2027 (a)	8,441,001	8,626,872
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,404,000	3,604,121
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	5,596,000	5,657,892
8.00%, 1/15/2027	3,915,000	4,004,301
8.25%, 1/15/2029	4,287,000	4,423,712
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	1,041,000	1,032,630
7.00%, 8/1/2027	3,533,000	3,540,631
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	4,707,000	4,784,430
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	8,948,000	8,666,138
5.63%, 2/15/2026 (a)	3,879,000	3,854,407
6.50%, 6/1/2029 (a)	2,036,000	2,063,282
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	2,046,000	2,165,220
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	3,126,000	3,175,547
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	6,581,000	6,029,381
6.75%, 9/15/2025 (a)	12,577,000	12,183,340
8.75%, 3/15/2029 (a) (b)	5,931,000	5,402,963
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	6,351,000	6,476,559
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	2,008,000	2,008,120
NuStar Logistics LP:
5.63%, 4/28/2027	1,286,000	1,275,751
5.75%, 10/1/2025	3,964,000	3,941,128
6.00%, 6/1/2026	3,666,000	3,659,145
Security Description	Principal Amount	Value
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	$925,000	$953,953
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,974,000	3,881,763
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 10.00%, 10/15/2026 (a) (f)	6,299,000	6,476,569
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	8,746,000	8,374,033
6.00%, 3/1/2027 (a)	2,661,000	2,621,644
7.38%, 2/15/2029 (a)	4,470,000	4,492,037
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	19,200,000	19,801,152
9.50%, 2/1/2029 (a)	11,573,000	12,674,518
		201,225,894
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	3,086,000	1,888,138
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a) (b)	3,443,000	3,416,971
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (f)	4,903,416	5,016,881
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	5,308,000	4,751,350
5.38%, 8/1/2028 (a)	2,913,000	2,768,806
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,286,000	3,896,703
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	4,816,000	4,122,111
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	5,926,000	6,092,106
		31,953,066
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	3,150,000	2,642,346
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	1,698,000	1,530,798
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	163,000	147,968
8.05%, 3/15/2028 (b)	2,457,000	2,547,614
8.88%, 4/12/2029 (b)	5,657,000	5,901,156
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	6,190,000	5,759,176

See accompanying notes to financial statements.
151

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.75%, 5/15/2026 (a)	$6,330,000	$6,202,007
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a) (b)	1,873,000	1,726,812
Diversified Healthcare Trust:
4.75%, 2/15/2028	5,249,000	4,310,584
9.75%, 6/15/2025	2,654,000	2,649,488
EPR Properties 4.50%, 6/1/2027 (b)	606,000	579,978
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	2,787,000	2,447,766
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a) (b)	6,650,000	6,276,071
6.00%, 4/15/2025 (a) (b)	4,018,000	4,018,000
8.00%, 6/15/2027 (a)	3,827,000	3,978,358
Hudson Pacific Properties LP:
3.95%, 11/1/2027	5,468,000	4,576,115
4.65%, 4/1/2029 (b)	6,319,000	4,872,518
5.95%, 2/15/2028	1,034,000	878,993
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	5,346,000	5,186,796
5.00%, 7/15/2028 (a)	8,336,000	7,987,472
5.25%, 3/15/2028 (a)	9,182,000	8,887,809
7.00%, 2/15/2029 (a)	2,434,000	2,478,859
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a) (b)	3,919,000	3,712,077
4.75%, 6/15/2029 (a)	5,025,000	4,641,593
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/2027 (b)	8,419,000	7,021,951
5.25%, 8/1/2026 (b)	3,748,000	3,411,842
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a) (b)	2,804,000	2,470,745
Office Properties Income Trust 9.00%, 9/30/2029 (a)	8,999,000	7,076,724
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer:
4.88%, 5/15/2029 (a)	4,873,000	4,569,656
5.88%, 10/1/2028 (a)	1,736,000	1,710,793
RHP Hotel Properties LP/RHP Finance Corp.:
4.75%, 10/15/2027	3,876,000	3,734,332
7.25%, 7/15/2028 (a)	1,719,000	1,778,392
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	2,981,000	2,959,418
8.00%, 4/1/2029 (a)	9,882,000	9,604,513
Security Description	Principal Amount	Value
RLJ Lodging Trust LP 3.75%, 7/1/2026 (a)	$3,400,000	$3,231,802
SBA Communications Corp.:
3.13%, 2/1/2029	8,965,000	7,999,918
3.88%, 2/15/2027	12,509,000	11,921,577
Service Properties Trust:
3.95%, 1/15/2028	3,309,000	2,770,526
4.75%, 10/1/2026	6,519,000	6,106,347
4.95%, 2/15/2027	4,271,000	3,882,553
5.25%, 2/15/2026	459,000	444,335
5.50%, 12/15/2027	779,000	723,613
8.38%, 6/15/2029	10,000	9,834
8.88%, 6/15/2032	4,000,000	3,728,080
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	6,241,100	5,873,374
3.75%, 12/31/2024 (a)	4,932,000	4,861,522
4.38%, 1/15/2027 (a)	3,307,000	3,133,680
4.75%, 3/15/2025	149,000	147,215
7.25%, 4/1/2029 (a)	3,638,000	3,677,472
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a) (b)	4,330,500	3,539,578
6.50%, 2/15/2029 (a)	8,310,000	5,293,221
10.50%, 2/15/2028 (a)	18,782,000	18,465,899
Series MAY, 10.50%, 2/15/2028 (a)	528,000	514,256
Vornado Realty LP:
2.15%, 6/1/2026	2,405,000	2,221,883
3.50%, 1/15/2025	2,521,000	2,483,210
XHR LP 6.38%, 8/15/2025 (a)	1,357,000	1,355,534
		230,664,149
RETAIL — 5.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	1,032,000	936,788
3.88%, 1/15/2028 (a)	8,700,000	8,146,245
4.38%, 1/15/2028 (a)	8,745,000	8,253,006
5.75%, 4/15/2025 (a)	2,317,000	2,310,605
6.13%, 6/15/2029 (a)	3,367,000	3,378,044
Academy Ltd. 6.00%, 11/15/2027 (a) (b)	5,121,000	5,044,800
Advance Auto Parts, Inc. 1.75%, 10/1/2027	179,000	156,569
Asbury Automotive Group, Inc. 4.50%, 3/1/2028 (b)	3,728,000	3,530,975
Bath & Body Works, Inc.:
5.25%, 2/1/2028	51,000	49,567
7.50%, 6/15/2029	89,000	91,820
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (a)	1,504,000	1,373,889
Brinker International, Inc. 5.00%, 10/1/2024 (a) (b)	5,360,000	5,346,064

See accompanying notes to financial statements.
152

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	$5,052,000	$5,010,776
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	5,219,000	5,245,721
eG Global Finance PLC 12.00%, 11/30/2028 (a) (b)	10,437,000	11,091,504
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	2,615,000	2,783,903
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	4,155,000	4,063,715
5.88%, 4/1/2029 (a)	10,452,000	9,618,035
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (a) (b)	8,257,000	7,521,714
FirstCash, Inc. 4.63%, 9/1/2028 (a)	759,000	714,454
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	150,000	133,249
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.38%, 1/15/2029 (a) (b)	8,208,000	7,985,481
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	956,000	698,559
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a) (b)	5,134,000	4,738,887
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	3,110,000	2,801,208
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	809,000	749,603
IRB Holding Corp. 7.00%, 6/15/2025 (a)	8,489,000	8,489,849
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,237,000	1,147,268
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	4,710,000	4,593,051
Kohl's Corp. 4.25%, 7/17/2025 (b)	2,619,000	2,571,570
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	6,968,000	6,154,138
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	1,738,000	1,623,779
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	3,000,000	2,697,660
4.63%, 12/15/2027 (a)	6,042,000	5,771,318
Macy's Retail Holdings LLC:
5.88%, 4/1/2029 (a) (b)	2,405,000	2,330,445
5.88%, 3/15/2030 (a)	3,000,000	2,871,450
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	7,115,000	5,680,758
Security Description	Principal Amount	Value
7.88%, 5/1/2029 (a)	$5,222,000	$3,379,835
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	6,578,000	6,510,839
Nordstrom, Inc. 4.00%, 3/15/2027	2,071,000	1,972,959
Park River Holdings, Inc. 5.63%, 2/1/2029 (a) (b)	684,000	547,987
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	5,787,000	5,636,538
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	6,002,000	5,574,958
7.75%, 2/15/2029 (a)	10,988,000	10,690,445
QVC, Inc.:
4.38%, 9/1/2028 (b)	2,933,000	2,139,741
4.45%, 2/15/2025 (b)	6,927,000	6,816,584
4.75%, 2/15/2027 (b)	4,020,000	3,394,850
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	500,000	540,395
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	264,000	265,922
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	3,125,000	3,071,125
Staples, Inc.:
10.75%, 9/1/2029 (a)	16,692,000	15,868,250
12.75%, 1/15/2030 (a)	6,721,569	5,230,254
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	2,282,000	2,255,141
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	1,213,000	1,113,764
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	3,534,000	2,930,251
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	5,441,000	5,408,300
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	13,351,000	12,547,403
3.80%, 11/18/2024	653,000	645,086
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,673,000	1,615,298
		243,862,392
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	52,000	52,130
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	2,839,000	2,952,617
Entegris, Inc.:
3.63%, 5/1/2029 (a)	400,000	360,104

See accompanying notes to financial statements.
153

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.38%, 4/15/2028 (a)	$940,000	$886,411
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	291,000	268,200
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	3,000,000	2,719,050
		7,238,512
SOFTWARE — 2.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	673,000	668,989
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,171,000	3,246,184
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a) (b)	5,476,000	5,487,226
9.13%, 3/1/2026 (a)	100,000	100,157
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,015,000	5,814,640
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	4,620,000	4,690,871
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	2,631,000	2,619,555
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	3,979,000	3,698,839
Cloud Software Group, Inc. 6.50%, 3/31/2029 (a)	25,461,000	24,459,110
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	2,817,000	2,629,923
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,973,000	6,060,923
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	2,179,000	2,037,888
5.25%, 5/15/2026 (a) (b)	3,837,500	3,795,172
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a)	2,469,000	2,514,109
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	1,473,500	1,427,954
Open Text Corp. 3.88%, 2/15/2028 (a)	3,516,000	3,254,093
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	3,325,000	2,929,026
PTC, Inc.:
3.63%, 2/15/2025 (a)	5,416,000	5,348,354
4.00%, 2/15/2028 (a)	6,495,000	6,117,511
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	7,997,833	3,470,500
Rocket Software, Inc.:
6.50%, 2/15/2029 (a) (b)	3,482,000	3,038,637
9.00%, 11/28/2028 (a)	4,287,000	4,365,838
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	12,662,000	12,473,969
Security Description	Principal Amount	Value
Twilio, Inc. 3.63%, 3/15/2029 (b)	$1,349,000	$1,216,312
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	10,435,000	9,026,797
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,239,000	1,074,770
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	1,252,000	1,130,005
		122,697,352
TELECOMMUNICATIONS — 3.3%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	6,717,000	2,176,106
10.50%, 5/15/2027 (a)	6,112,000	2,365,222
Altice France SA:
5.13%, 1/15/2029 (a) (b)	2,426,000	1,581,073
5.50%, 1/15/2028 (a) (b)	7,486,000	5,122,745
8.13%, 2/1/2027 (a) (b)	17,128,000	12,846,343
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	8,046,000	3,322,113
6.00%, 6/15/2025 (a) (b)	8,711,500	7,091,771
CommScope, Inc.:
6.00%, 3/1/2026 (a)	12,906,000	11,366,960
7.13%, 7/1/2028 (a)	2,809,000	1,158,038
8.25%, 3/1/2027 (a)	962,850	456,198
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	15,438,500	14,911,893
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	3,217,000	2,661,649
6.50%, 10/1/2028 (a)	3,094,000	2,651,032
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a) (b)	3,944,000	3,716,707
5.88%, 10/15/2027 (a)	5,977,000	5,831,819
6.75%, 5/1/2029 (a)	2,802,000	2,569,854
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,500,659	3,616,280
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	6,159,000	4,766,142
6.63%, 8/1/2026	4,061,500	1,832,346
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	8,923,000	8,882,043
7.00%, 10/15/2028 (a)	6,181,000	6,126,236
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	5,787,000	3,046,682
3.63%, 1/15/2029 (a)	255,000	79,331
4.25%, 7/1/2028 (a)	7,541,000	2,705,711
4.63%, 9/15/2027 (a)	4,990,000	2,604,131
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	10,754,750	5,529,662

See accompanying notes to financial statements.
154

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
RCN Corp. Zero Coupon, 4/15/2023 (g)	$154,000	$—
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	3,788,000	1,679,637
5.63%, 12/6/2026 (a)	3,573,000	1,651,941
Viasat, Inc.:
5.63%, 9/15/2025 (a)	3,304,000	3,206,466
5.63%, 4/15/2027 (a)	5,980,500	5,349,318
6.50%, 7/15/2028 (a) (b)	1,405,000	1,070,891
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	9,122,000	8,594,019
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (b)	14,399,000	11,459,588
		152,029,947
TRANSPORTATION — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	598,000	554,585
RXO, Inc. 7.50%, 11/15/2027 (a)	2,859,000	2,932,591
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	3,145,000	3,132,672
		6,619,848
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	7,514,000	7,291,135
9.75%, 8/1/2027 (a)	3,226,000	3,314,715
NAC Aviation 29 DAC 4.75%, 6/30/2026	5,070,473	4,791,901
		15,397,751
TOTAL CORPORATE BONDS & NOTES (Cost $4,582,556,110)		4,520,732,063
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (h)	3,081	154
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (g) (h)	1,017,249	—
Abengoa SA Class B (g) (h)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (g) (h)	9,870	59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (h)	70,012	98,717
Security Description	Shares	Value
iHeartMedia, Inc. Class A (b) (h)	29,774	$32,454
		131,171
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (h)	4,342	217
TOTAL COMMON STOCKS (Cost $12,530,352)		190,762
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (g) (h) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (i) (j)	67,598,017	67,618,297
State Street Navigator Securities Lending Portfolio II (k) (l)	318,371,483	318,371,483
TOTAL SHORT-TERM INVESTMENTS (Cost $385,986,922)		385,989,780
TOTAL INVESTMENTS — 105.2% (Cost $4,981,073,384)		4,906,912,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(243,493,729)
NET ASSETS — 100.0%		$4,663,418,876
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 80.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
155

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(j)	The rate shown is the annualized seven-day yield at June 30, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,520,732,063	$0(a)	$4,520,732,063
Common Stocks	131,388	154	59,220	190,762
Warrants	—	—	0(a)	0
Short-Term Investments	385,989,780	—	—	385,989,780
TOTAL INVESTMENTS	$386,121,168	$4,520,732,217	$59,220	$4,906,912,605
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	8,163,244	$8,164,877	$1,077,287,478	$1,017,841,165	$4,249	$2,858	67,598,017	$67,618,297	$2,423,637
State Street Navigator Securities Lending Portfolio II	315,768,078	315,768,078	1,264,571,934	1,261,968,529	—	—	318,371,483	318,371,483	2,739,549
Total		$323,932,955	$2,341,859,412	$2,279,809,694	$4,249	$2,858		$385,989,780	$5,163,186
See accompanying notes to financial statements.
156

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 4.3%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$90,000	$89,190
Boeing Co.:
3.63%, 2/1/2031	87,000	76,171
5.04%, 5/1/2027	125,000	122,270
5.15%, 5/1/2030 (b)	259,000	248,657
5.71%, 5/1/2040 (b)	174,000	160,576
5.81%, 5/1/2050	308,000	278,397
5.93%, 5/1/2060	205,000	183,513
6.30%, 5/1/2029 (a)	85,000	86,192
6.53%, 5/1/2034 (a)	150,000	153,562
6.86%, 5/1/2054 (a)	145,000	148,666
7.01%, 5/1/2064 (a)	80,000	81,931
L3Harris Technologies, Inc. 5.40%, 7/31/2033	87,000	86,780
Northrop Grumman Corp.:
3.25%, 1/15/2028	120,000	113,015
4.03%, 10/15/2047	126,000	99,816
RTX Corp.:
4.13%, 11/16/2028	174,000	167,493
4.50%, 6/1/2042	297,000	257,966
6.40%, 3/15/2054	75,000	81,964
		2,436,159
AGRICULTURE — 3.2%
Altria Group, Inc.:
2.45%, 2/4/2032	113,000	91,381
3.40%, 2/4/2041	200,000	144,133
3.88%, 9/16/2046	110,000	79,340
4.80%, 2/14/2029	78,000	76,716
5.80%, 2/14/2039	120,000	120,117
5.95%, 2/14/2049	154,000	151,313
BAT Capital Corp.:
2.26%, 3/25/2028	88,000	78,838
3.56%, 8/15/2027	66,000	62,677
4.39%, 8/15/2037	170,000	143,544
4.54%, 8/15/2047	160,000	123,178
Philip Morris International, Inc.:
5.13%, 11/17/2027	97,000	96,982
5.13%, 2/15/2030	196,000	195,336
5.25%, 2/13/2034	115,000	112,893
5.38%, 2/15/2033	136,000	135,195
5.75%, 11/17/2032	82,000	83,786
Reynolds American, Inc. 5.85%, 8/15/2045	100,000	92,430
		1,787,859
AIRLINES — 0.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	200,000	195,077
Security Description	Principal Amount	Value
Southwest Airlines Co. 5.13%, 6/15/2027	$108,000	$107,428
		302,505
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030 (b)	84,000	75,593
3.38%, 3/27/2050	80,000	57,678
		133,271
AUTO MANUFACTURERS — 3.4%
Ford Motor Co.:
4.35%, 12/8/2026 (b)	150,000	145,617
4.75%, 1/15/2043	130,000	105,231
5.29%, 12/8/2046 (b)	95,000	83,285
6.10%, 8/19/2032	250,000	249,977
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	50,000	46,959
4.00%, 11/13/2030	125,000	111,581
4.95%, 5/28/2027	90,000	87,905
5.11%, 5/3/2029	100,000	96,635
5.80%, 3/5/2027	100,000	100,003
6.13%, 3/8/2034	70,000	69,304
6.80%, 11/7/2028	105,000	108,514
7.35%, 11/4/2027	200,000	208,521
General Motors Co. 6.25%, 10/2/2043	84,000	83,757
General Motors Financial Co., Inc.:
5.80%, 6/23/2028	61,000	61,748
5.80%, 1/7/2029	100,000	100,965
6.10%, 1/7/2034 (b)	90,000	91,064
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	147,000	136,549
Toyota Motor Credit Corp. Series MTN, 3.05%, 3/22/2027	59,000	56,044
		1,943,659
BANKS — 28.2%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	316,000	292,860
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	283,000	197,857
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	264,000	223,323
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	375,000	352,680
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	325,000	260,050
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	244,000	238,713
SOFR + 1.91%, 5.29%, 4/25/2034 (b) (c)	314,000	310,839
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (c)	275,000	274,948

See accompanying notes to financial statements.
157

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	$143,000	$132,564
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	174,000	145,066
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	204,000	175,065
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	174,000	147,720
3.20%, 10/21/2026	244,000	232,638
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	174,000	155,126
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	153,000	147,731
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	280,000	266,838
4.45%, 9/29/2027	167,000	162,657
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	140,000	139,221
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	158,000	157,960
SOFR + 2.66%, 6.17%, 5/25/2034 (b) (c)	185,000	188,086
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	148,000	155,142
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	204,000	190,361
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	246,000	227,146
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	235,000	193,086
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	206,000	173,246
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	174,000	162,314
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	174,000	144,766
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	210,000	179,453
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	192,000	183,598
3.85%, 1/26/2027	184,000	177,766
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	204,000	196,408
6.75%, 10/1/2037	318,000	343,424
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	174,000	145,754
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	174,000	162,667
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	142,000	136,785
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	117,000	114,943
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	169,000	163,377
Security Description	Principal Amount	Value
4.95%, 3/31/2030	$144,000	$141,526
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	430,000	427,202
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	142,000	140,423
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	140,000	140,990
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	163,000	170,551
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	204,000	190,413
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	175,000	142,543
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	187,000	158,007
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	216,000	191,270
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	204,000	174,111
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	180,000	127,020
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	240,000	190,776
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	206,000	203,904
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	262,000	254,568
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	232,000	231,192
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	197,000	200,554
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	284,000	262,635
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	539,000	502,461
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	204,000	166,703
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	125,000	98,978
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	204,000	178,791
Series MTN, 3.13%, 7/27/2026	49,000	46,854
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	144,000	132,149
3.63%, 1/20/2027	80,000	77,120
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	75,000	71,400
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	174,000	168,301
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	191,000	188,170

See accompanying notes to financial statements.
158

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	$160,000	$164,114
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	169,000	179,563
PNC Financial Services Group, Inc.:
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	147,000	148,574
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	135,000	147,140
Sumitomo Mitsui Financial Group, Inc.:
2.63%, 7/14/2026	140,000	132,635
3.04%, 7/16/2029	72,000	64,920
5.71%, 1/13/2030	186,000	189,942
5.77%, 1/13/2033 (b)	48,000	49,582
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (c)	168,414	143,726
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (c)	200,000	186,640
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (c)	166,226	174,535
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	125,000	110,881
3.00%, 10/23/2026	254,000	241,299
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	195,000	143,182
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	190,000	164,902
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	305,000	290,932
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	206,000	198,116
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	318,000	290,133
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	343,000	339,209
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	220,000	219,990
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	155,000	156,439
		15,967,244
BEVERAGES — 4.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	277,000	264,145
4.90%, 2/1/2046	542,000	500,342
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	118,000	109,594
4.00%, 4/13/2028 (b)	104,000	101,171
Security Description	Principal Amount	Value
4.44%, 10/6/2048	$113,000	$96,888
4.75%, 1/23/2029	201,000	199,937
5.45%, 1/23/2039	130,000	131,885
5.55%, 1/23/2049	230,000	232,159
5.80%, 1/23/2059	130,000	135,598
Coca-Cola Co.:
1.65%, 6/1/2030	137,000	114,897
2.25%, 1/5/2032 (b)	110,000	92,672
2.60%, 6/1/2050	75,000	46,606
3.00%, 3/5/2051	98,000	66,257
Molson Coors Beverage Co.:
3.00%, 7/15/2026	120,000	114,848
4.20%, 7/15/2046	104,000	83,225
PepsiCo, Inc.:
2.75%, 3/19/2030	122,000	109,274
3.00%, 10/15/2027	42,000	39,711
		2,439,209
BIOTECHNOLOGY — 2.3%
Amgen, Inc.:
4.66%, 6/15/2051	215,000	184,031
5.15%, 3/2/2028	108,000	107,999
5.25%, 3/2/2030	183,000	184,378
5.25%, 3/2/2033	290,000	289,199
5.60%, 3/2/2043	158,000	155,935
5.65%, 3/2/2053	245,000	241,691
5.75%, 3/2/2063	153,000	150,169
		1,313,402
CHEMICALS — 1.0%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	110,000	111,584
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	132,000	131,494
5.32%, 11/15/2038	33,000	34,002
5.42%, 11/15/2048	130,000	134,856
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (a)	90,000	75,056
Sherwin-Williams Co. 3.45%, 6/1/2027	84,000	80,040
		567,032
COMMERCIAL SERVICES — 0.2%
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	87,000	87,209
COMPUTERS — 1.2%
Apple, Inc.:
3.85%, 5/4/2043	149,000	124,903
4.65%, 2/23/2046	235,000	217,105
International Business Machines Corp.:
3.50%, 5/15/2029	212,000	198,120
4.25%, 5/15/2049	170,000	138,481
		678,609

See accompanying notes to financial statements.
159

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp.:
2.72%, 2/15/2030	$120,000	$105,994
3.58%, 4/5/2050	120,000	87,261
		193,255
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.05%, 3/22/2053	90,000	85,058
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	228,000	212,684
3.00%, 10/29/2028	208,000	189,057
3.30%, 1/30/2032	215,000	184,786
Visa, Inc. 4.30%, 12/14/2045	204,000	176,974
		763,501
ELECTRIC — 2.8%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	75,000	78,592
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	90,000	81,271
Duke Energy Corp. 2.65%, 9/1/2026	82,000	77,519
Electricite de France SA 4.50%, 9/21/2028 (a)	105,000	101,317
Eversource Energy 5.45%, 3/1/2028	75,000	75,234
Florida Power & Light Co. 2.45%, 2/3/2032	42,000	35,015
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	84,000	74,297
2.25%, 6/1/2030	165,000	140,682
3.55%, 5/1/2027 (b)	84,000	80,211
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	110,000	90,744
3.50%, 8/1/2050	110,000	72,014
4.50%, 7/1/2040	109,000	89,833
4.55%, 7/1/2030	180,000	170,629
4.95%, 7/1/2050	200,000	165,553
6.75%, 1/15/2053	80,000	83,303
PacifiCorp 5.80%, 1/15/2055	100,000	96,994
Southern Co. 3.25%, 7/1/2026	100,000	96,143
		1,609,351
ELECTRONICS — 0.4%
Honeywell International, Inc.:
1.75%, 9/1/2031	87,000	70,566
2.50%, 11/1/2026	84,000	79,408
5.25%, 3/1/2054	105,000	102,055
		252,029
Security Description	Principal Amount	Value
ENTERTAINMENT — 1.8%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	$234,000	$221,902
4.28%, 3/15/2032	289,000	252,336
5.05%, 3/15/2042 (b)	267,000	217,488
5.14%, 3/15/2052	394,000	307,252
		998,978
FOOD — 0.9%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 6.75%, 3/15/2034 (a)	89,000	94,154
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	153,000	124,894
5.20%, 7/15/2045	103,000	94,547
Nestle Holdings, Inc. 4.00%, 9/24/2048 (a)	120,000	97,463
Tyson Foods, Inc. 5.10%, 9/28/2048	90,000	78,573
		489,631
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046 (b)	182,000	171,621
HEALTH CARE SERVICES — 0.6%
Centene Corp. 4.63%, 12/15/2029	196,000	185,337
HCA, Inc. 3.50%, 9/1/2030	165,000	148,854
		334,191
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	87,000	80,051
INSURANCE — 1.0%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	158,000	101,734
3.85%, 3/15/2052	158,000	122,473
Corebridge Financial, Inc. 3.90%, 4/5/2032	90,000	80,669
Equitable Holdings, Inc. 4.35%, 4/20/2028	85,000	82,212
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	94,000	91,888
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	90,000	65,350
		544,326
INTERNET — 1.1%
Amazon.com, Inc.:
2.10%, 5/12/2031	200,000	168,518
3.10%, 5/12/2051	167,000	114,898
3.15%, 8/22/2027	204,000	193,724
4.05%, 8/22/2047	204,000	170,263
		647,403

See accompanying notes to financial statements.
160

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar, Inc. 3.80%, 8/15/2042	$100,000	$81,034
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	87,000	87,102
Otis Worldwide Corp. 2.57%, 2/15/2030	100,000	87,790
		174,892
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	212,000	193,862
Comcast Corp.:
2.89%, 11/1/2051	280,000	175,131
2.94%, 11/1/2056	348,000	210,137
2.99%, 11/1/2063	225,000	132,387
4.15%, 10/15/2028	230,000	222,643
5.30%, 6/1/2034	80,000	80,162
		1,014,322
MINING — 0.6%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	145,000	135,954
5.25%, 9/8/2033	90,000	90,123
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	102,000	96,435
		322,512
MISCELLANEOUS MANUFACTURER — 0.4%
Eaton Corp. 4.15%, 3/15/2033	75,000	70,283
Siemens Financieringsmaatschappij NV:
2.88%, 3/11/2041 (a)	85,000	62,507
6.13%, 8/17/2026 (a)	100,000	101,903
		234,693
OIL & GAS — 4.8%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	120,000	102,068
2.94%, 6/4/2051	200,000	127,209
3.00%, 2/24/2050	180,000	117,346
3.06%, 6/17/2041	35,000	25,523
4.23%, 11/6/2028	120,000	116,346
4.81%, 2/13/2033	131,000	127,048
4.89%, 9/11/2033	67,000	65,249
BP Capital Markets PLC 3.28%, 9/19/2027	84,000	79,622
Chevron Corp. 2.24%, 5/11/2030	88,000	76,171
ConocoPhillips Co. 6.50%, 2/1/2039	90,000	98,996
Security Description	Principal Amount	Value
Diamondback Energy, Inc. 5.75%, 4/18/2054	$90,000	$87,249
Equinor ASA 3.13%, 4/6/2030	90,000	81,994
Exxon Mobil Corp.:
2.61%, 10/15/2030	150,000	131,617
3.45%, 4/15/2051	156,000	112,727
3.48%, 3/19/2030	105,000	97,858
4.11%, 3/1/2046	150,000	123,831
4.23%, 3/19/2040	90,000	79,254
4.33%, 3/19/2050	158,000	133,253
Occidental Petroleum Corp. 6.63%, 9/1/2030	85,000	89,109
Shell International Finance BV:
2.38%, 11/7/2029	84,000	74,088
2.75%, 4/6/2030	93,000	82,935
3.25%, 4/6/2050	115,000	79,893
3.88%, 11/13/2028	84,000	80,600
4.00%, 5/10/2046	150,000	120,907
6.38%, 12/15/2038	208,000	229,200
TotalEnergies Capital International SA 3.13%, 5/29/2050	140,000	94,644
TotalEnergies Capital SA 5.49%, 4/5/2054	100,000	98,805
		2,733,542
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	100,000	90,582
PHARMACEUTICALS — 9.3%
AbbVie, Inc.:
2.95%, 11/21/2026	232,000	221,132
3.20%, 11/21/2029	321,000	294,815
4.05%, 11/21/2039 (b)	220,000	191,070
4.25%, 11/21/2049	335,000	279,532
5.05%, 3/15/2034 (b)	170,000	169,544
5.40%, 3/15/2054	185,000	183,302
AstraZeneca PLC 6.45%, 9/15/2037	160,000	178,221
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	202,000	191,662
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	216,000	176,121
5.55%, 2/22/2054	165,000	162,860
Cigna Group:
4.38%, 10/15/2028	213,000	206,848
4.90%, 12/15/2048	174,000	152,841
CVS Health Corp.:
4.30%, 3/25/2028	288,000	278,113
4.78%, 3/25/2038	258,000	230,368
5.05%, 3/25/2048	461,000	397,621
5.13%, 7/20/2045	204,000	179,600
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	160,000	176,633

See accompanying notes to financial statements.
161

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	$169,000	$166,016
4.65%, 5/19/2030 (b)	269,000	265,140
4.75%, 5/19/2033	284,000	276,876
5.11%, 5/19/2043	169,000	160,869
5.30%, 5/19/2053	339,000	327,558
5.34%, 5/19/2063	234,000	221,529
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	165,000	158,304
		5,246,575
PIPELINES — 4.6%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	157,000	142,512
5.95%, 6/30/2033	85,000	86,063
Cheniere Energy, Inc.:
4.63%, 10/15/2028	87,000	84,487
5.65%, 4/15/2034 (a)	90,000	89,865
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (a)	82,000	83,815
Enbridge, Inc. 5.70%, 3/8/2033	131,000	132,086
Energy Transfer LP:
3.75%, 5/15/2030	79,000	72,672
5.00%, 5/15/2050 (b)	120,000	102,014
5.25%, 4/15/2029	84,000	83,817
5.40%, 10/1/2047	80,000	71,713
5.75%, 2/15/2033	87,000	87,752
5.95%, 5/15/2054	100,000	96,887
6.25%, 4/15/2049	115,000	114,599
6.55%, 12/1/2033	80,000	84,663
Kinder Morgan, Inc.:
5.20%, 6/1/2033	87,000	84,478
5.55%, 6/1/2045	100,000	93,420
MPLX LP:
2.65%, 8/15/2030	90,000	77,554
4.50%, 4/15/2038	110,000	96,031
4.70%, 4/15/2048	85,000	70,193
4.95%, 3/14/2052	86,000	73,050
5.50%, 2/15/2049	80,000	73,927
ONEOK, Inc.:
6.05%, 9/1/2033	87,000	89,587
6.63%, 9/1/2053	98,000	104,612
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	105,000	100,685
5.00%, 3/15/2027	82,000	81,328
5.88%, 6/30/2026	92,000	92,395
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	85,000	82,205
Williams Cos., Inc.:
2.60%, 3/15/2031	130,000	109,907
3.75%, 6/15/2027	42,000	40,307
		2,602,624
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	$96,000	$89,279
VICI Properties LP 5.13%, 5/15/2032	90,000	85,673
		174,952
RETAIL — 3.4%
Costco Wholesale Corp. 1.60%, 4/20/2030	98,000	82,362
Home Depot, Inc.:
2.70%, 4/15/2030	84,000	74,834
2.95%, 6/15/2029	98,000	89,794
3.35%, 4/15/2050	90,000	64,139
3.63%, 4/15/2052	82,000	60,774
4.25%, 4/1/2046	45,000	37,922
4.50%, 12/6/2048	135,000	117,166
5.88%, 12/16/2036	179,000	189,754
Lowe's Cos., Inc.:
2.63%, 4/1/2031 (b)	179,000	152,887
3.00%, 10/15/2050	48,000	30,101
3.10%, 5/3/2027	84,000	79,538
3.65%, 4/5/2029	9,000	8,467
3.70%, 4/15/2046	30,000	22,078
3.75%, 4/1/2032	84,000	76,312
4.25%, 4/1/2052	127,000	100,039
5.63%, 4/15/2053	117,000	113,534
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	93,000	67,586
Series MTN, 4.88%, 12/9/2045	105,000	94,449
Walmart, Inc.:
1.80%, 9/22/2031	110,000	90,663
2.65%, 9/22/2051	134,000	84,200
4.05%, 6/29/2048	115,000	95,663
4.10%, 4/15/2033 (b)	42,000	40,031
4.50%, 4/15/2053	82,000	72,704
5.25%, 9/1/2035	75,000	77,102
		1,922,099
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	167,000	133,821
3.47%, 4/15/2034 (a)	192,000	163,677
		297,498
SOFTWARE — 4.3%
Fiserv, Inc. 5.63%, 8/21/2033	150,000	151,323
Microsoft Corp.:
2.40%, 8/8/2026	200,000	190,261
2.53%, 6/1/2050	361,000	228,254
2.68%, 6/1/2060	211,000	128,868
2.92%, 3/17/2052	365,000	248,284
3.30%, 2/6/2027	230,000	221,874
Oracle Corp.:
2.65%, 7/15/2026	164,000	155,436
2.88%, 3/25/2031	182,000	157,316

See accompanying notes to financial statements.
162

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.95%, 4/1/2030	$237,000	$210,712
3.60%, 4/1/2040	169,000	130,157
3.60%, 4/1/2050	264,000	184,607
3.85%, 4/1/2060	179,000	123,419
3.95%, 3/25/2051	192,000	142,186
4.00%, 7/15/2046	174,000	132,881
		2,405,578
TELECOMMUNICATIONS — 7.5%
AT&T, Inc.:
2.55%, 12/1/2033	196,000	155,885
2.75%, 6/1/2031	164,000	140,497
3.50%, 9/15/2053	417,000	283,364
3.55%, 9/15/2055	414,000	279,586
3.65%, 9/15/2059	372,000	249,721
3.80%, 12/1/2057	367,000	256,779
4.30%, 2/15/2030	180,000	172,443
4.35%, 3/1/2029	199,000	192,923
T-Mobile USA, Inc.:
3.75%, 4/15/2027	215,000	206,624
3.88%, 4/15/2030	408,000	381,422
Verizon Communications, Inc.:
2.10%, 3/22/2028	180,000	161,860
2.36%, 3/15/2032	231,000	188,848
2.55%, 3/21/2031	249,000	211,600
2.65%, 11/20/2040	170,000	117,359
2.99%, 10/30/2056	171,000	104,796
3.40%, 3/22/2041	256,000	196,136
3.55%, 3/22/2051	258,000	185,857
3.70%, 3/22/2061	205,000	144,948
4.02%, 12/3/2029	228,000	215,575
4.13%, 3/16/2027	192,000	187,142
4.33%, 9/21/2028	246,000	239,187
		4,272,552
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	88,000	84,531
Canadian Pacific Railway Co. 3.10%, 12/2/2051	98,000	65,268
Union Pacific Corp. 3.25%, 2/5/2050	105,000	73,236
		223,035
TOTAL CORPORATE BONDS & NOTES (Cost $54,952,926)		55,622,043

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (d) (e)	223,056	$223,123
State Street Navigator Securities Lending Portfolio II (f) (g)	1,523,860	1,523,860
TOTAL SHORT-TERM INVESTMENTS (Cost $1,746,968)		1,746,983
TOTAL INVESTMENTS — 101.3% (Cost $56,699,894)		57,369,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(758,927)
NET ASSETS — 100.0%		$56,610,099
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.7% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
163

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$55,622,043	$—	$55,622,043
Short-Term Investments	1,746,983	—	—	1,746,983
TOTAL INVESTMENTS	$1,746,983	$55,622,043	$—	$57,369,026

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	299,965	$300,025	$3,169,075	$3,245,958	$(40)	$21	223,056	$223,123	$12,627
State Street Navigator Securities Lending Portfolio II	1,149,702	1,149,702	32,503,965	32,129,807	—	—	1,523,860	1,523,860	6,713
Total		$1,449,727	$35,673,040	$35,375,765	$(40)	$21		$1,746,983	$19,340
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,367,691,986	$32,375,309,230	$2,819,815,182
Investments in affiliated issuers, at value	388,534	2,690,627,679	229,283,938
Total Investments	1,368,080,520	35,065,936,909	3,049,099,120
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	63	1,235,391,542	—
Receivable for investments sold	19,925,853	1,137,781,796	631,747,555
Receivable for fund shares sold	24,030,631	27,537,295	9,938,258
Dividends receivable — affiliated issuers	5,161	295,415	57,747
Interest receivable — unaffiliated issuers	4,705,857	—	—
Securities lending income receivable — unaffiliated issuers	149	32,550	70,401
Securities lending income receivable — affiliated issuers	2,120	242,292	101,009
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	1,416,750,354	37,467,217,799	3,691,014,090
LIABILITIES
Payable upon return of securities loaned	—	2,659,360,250	221,094,019
Payable for investments purchased	36,536,962	2,007,843,548	617,311,610
Payable for fund shares repurchased	1,848,510	279,962,501	14,907,387
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	167,172	3,579,380	314,359
Trustees’ fees and expenses payable	146	2,759	—
TOTAL LIABILITIES	38,552,790	4,950,748,438	853,627,375
NET ASSETS	$1,378,197,564	$32,516,469,361	$2,837,386,715
NET ASSETS CONSIST OF:
Paid-in capital	$1,499,910,088	$32,401,468,641	$2,835,069,959
Total distributable earnings (loss)	(121,712,524)	115,000,720	2,316,756
NET ASSETS	$1,378,197,564	$32,516,469,361	$2,837,386,715
NET ASSET VALUE PER SHARE
Net asset value per share	$18.47	$91.79	$99.38
Shares outstanding (unlimited amount authorized, $0.01 par value)	74,600,000	354,244,503	28,550,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,453,482,360	$32,375,569,565	$2,820,504,589
Investments in affiliated issuers	388,534	2,690,627,679	229,283,938
Total cost of investments	$1,453,870,894	$35,066,197,244	$3,049,788,527
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$—	$2,606,900,005	$313,272,334
See accompanying notes to financial statements.
165

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$300,460,278	$2,459,329,913	$2,641,926,723	$3,542,014,100	$3,789,639,725
3,389,716	45,348,606	10,048,247	18,308,625	40,670,999
303,849,994	2,504,678,519	2,651,974,970	3,560,322,725	3,830,310,724
3,723	151	—	—	—
33,288	—	—	—	—
497,382	13,143,137	261	200	5,158
3,258,649	5,075,337	—	873,802	—
—	—	—	—	—
1,953	87,420	133,116	147,480	214,071
5,308,730	19,363,828	35,364,531	42,077,640	46,426,871
—	138	—	—	—
440	2,894	—	—	—
—	11,992	—	—	—
312,954,159	2,542,363,416	2,687,472,878	3,603,421,847	3,876,956,824

2,940,500	17,109,020	—	—	—
2,431,285	28,108,249	4,073,587	71,487,796	91,398,162
—	—	—	—	—
281	—	—	—	—
58,111	305,982	771,631	665,996	621,072
—	409	—	397	605
5,430,177	45,523,660	4,845,218	72,154,189	92,019,839
$307,523,982	$2,496,839,756	$2,682,627,660	$3,531,267,658	$3,784,936,985

$339,535,915	$2,492,149,614	$2,792,496,056	$3,630,587,452	$3,909,898,563
(32,011,933)	4,690,142	(109,868,396)	(99,319,794)	(124,961,578)
$307,523,982	$2,496,839,756	$2,682,627,660	$3,531,267,658	$3,784,936,985

$23.84	$30.83	$25.65	$45.89	$47.22
12,900,000	81,000,000	104,600,000	76,951,036	80,151,082

$315,246,537	$2,452,483,881	$2,721,294,040	$3,575,784,378	$3,851,519,498
3,389,701	45,347,442	10,048,247	18,308,625	40,670,999
$318,636,238	$2,497,831,323	$2,731,342,287	$3,594,093,003	$3,892,190,497
$3,769	$151	$—	$—	$—
$2,875,366	$26,091,410	$—	$—	$—
166

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,410,954,114	$8,271,744,028	$4,520,922,825
Investments in affiliated issuers, at value	162,202,269	670,045,124	385,989,780
Total Investments	3,573,156,383	8,941,789,152	4,906,912,605
Foreign currency, at value	—	11,889	1,690
Cash	3,097	3,201,554	3,193,291
Receivable for investments sold	33,434,884	5,053,971	1,384,684
Receivable for fund shares sold	—	—	14,986,603
Dividends receivable — affiliated issuers	30,636	276,107	266,643
Interest receivable — unaffiliated issuers	10,999,740	151,523,239	79,688,224
Securities lending income receivable — unaffiliated issuers	5,868	31,308	18,001
Securities lending income receivable — affiliated issuers	66,434	508,636	237,753
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	376,828	105,989
TOTAL ASSETS	3,617,697,042	9,102,772,684	5,006,795,483
LIABILITIES
Payable upon return of securities loaned	155,393,618	657,455,382	318,371,483
Payable for investments purchased	36,580,317	30,604,172	23,487,401
Advisory fee payable	1,142,032	2,748,801	1,517,723
Trustees’ fees and expenses payable	804	84	—
TOTAL LIABILITIES	193,116,771	690,808,439	343,376,607
NET ASSETS	$3,424,580,271	$8,411,964,245	$4,663,418,876
NET ASSETS CONSIST OF:
Paid-in capital	$4,195,319,378	$10,832,071,583	$5,649,310,776
Total distributable earnings (loss)	(770,739,107)	(2,420,107,338)	(985,891,900)
NET ASSETS	$3,424,580,271	$8,411,964,245	$4,663,418,876
NET ASSET VALUE PER SHARE
Net asset value per share	$72.25	$94.44	$24.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	47,400,000	89,074,605	186,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,541,292,441	$8,636,510,818	$4,595,086,462
Investments in affiliated issuers	162,202,217	671,602,340	385,986,922
Total cost of investments	$3,703,494,658	$9,308,113,158	$4,981,073,384
Foreign currency, at cost	$—	$12,093	$1,713
* Includes investments in securities on loan, at value	$188,167,874	$739,279,212	$358,840,033
See accompanying notes to financial statements.
167

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$55,622,043
1,746,983
57,369,026
—
6,571
2,389,528
—
1,029
663,055
138
472
932
—
60,430,751

1,523,860
2,292,595
4,197
—
3,820,652
$56,610,099

$57,000,248
(390,149)
$56,610,099

$94.35
600,000

$54,952,926
1,746,968
$56,699,894
$—
$2,878,480
168

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$48,993,131	$1,708,127,370	$144,953,421
Dividend income — affiliated issuers	101,724	15,715,556	1,268,710
Unaffiliated securities lending income	649	1,417,075	372,379
Affiliated securities lending income	36,896	2,866,537	629,092
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	49,132,400	1,728,126,538	147,223,602
EXPENSES
Advisory fee	2,010,459	43,258,120	3,704,143
Trustees’ fees and expenses	13,727	329,437	27,486
Miscellaneous expenses	1,448	34,694	2,944
TOTAL EXPENSES	2,025,634	43,622,251	3,734,573
NET INVESTMENT INCOME (LOSS)	$47,106,766	$1,684,504,287	$143,489,029
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,059,560)	(1,959,117)	(2,376,830)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(16,026,167)	106,961	203,382
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Net realized gain (loss)	(32,085,727)	(1,852,156)	(2,173,448)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	39,799,002	(7,145,482)	842,502
Investments — affiliated issuers	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	39,799,002	(7,145,482)	842,502
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,713,275	(8,997,638)	(1,330,946)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$54,820,041	$1,675,506,649	$142,158,083
See accompanying notes to financial statements.
169

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$15,350,541	142,784,739	$107,203,504	$107,317,766	$66,989,092
42,404	1,427,280	1,474,984	1,793,855	1,362,113
15	12,116	—	—	—
15,316	72,864	—	—	—
—	(16,350)	—	—	—
15,408,276	144,280,649	108,678,488	109,111,621	68,351,205

594,283	3,579,174	8,009,829	8,277,688	7,796,194
2,427	24,523	21,689	37,552	41,050
259	2,585	2,346	3,911	4,260
596,969	3,606,282	8,033,864	8,319,151	7,841,504
$14,811,307	$140,674,367	$100,644,624	$100,792,470	$60,509,701

(4,668,249)	319,411	(8,756,072)	(53,924,047)	(50,644,436)
(3,737)	3,048	—	—	—
519,625	1,049,900	(3,730,606)	(86,383,598)	(24,815,260)
8	—	—	—	—
5,201	—	—	—	—
(4,147,152)	1,372,359	(12,486,678)	(140,307,645)	(75,459,696)

5,208,934	12,060,815	80,464,911	117,481,271	88,373,141
7	1,047	—	—	—
(46)	—	—	—	—
(286)	—	—	—	—
5,208,609	12,061,862	80,464,911	117,481,271	88,373,141
1,061,457	13,434,221	67,978,233	(22,826,374)	12,913,445
$15,872,764	$154,108,588	$168,622,857	$77,966,096	$73,423,146
170

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$(75,160,669)	$566,548,981	$321,054,430
Dividend income — unaffiliated issuers	19,146,925	—	—
Dividend income — affiliated issuers	577,631	3,326,162	2,423,637
Unaffiliated securities lending income	123,966	647,465	145,917
Affiliated securities lending income	1,413,961	5,456,417	2,739,549
Foreign taxes withheld	(204,744)	(39,232)	—
TOTAL INVESTMENT INCOME (LOSS)	(54,102,930)	575,939,793	326,363,533
EXPENSES
Advisory fee	15,413,536	32,661,159	16,351,083
Trustees’ fees and expenses	40,212	82,677	39,637
Miscellaneous expenses	4,335	8,667	4,249
TOTAL EXPENSES	15,458,083	32,752,503	16,394,969
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	15,458,083	32,752,503	16,394,969
NET INVESTMENT INCOME (LOSS)	$(69,561,013)	$543,187,290	$309,968,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,388,370)	(142,299,236)	(56,544,474)
Investments — affiliated issuers	(3,651)	1,531,760	4,249
In-kind redemptions — unaffiliated issuers	11,601,463	85,329,323	49,117,571
Foreign currency transactions	—	6	—
Net realized gain (loss)	(22,790,558)	(55,438,147)	(7,422,654)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	211,504,722	277,165,062	39,598,271
Investments — affiliated issuers	52	(1,557,429)	2,858
Foreign currency translations	—	(204)	1,867
Net change in unrealized appreciation/depreciation	211,504,774	275,607,429	39,602,996
NET REALIZED AND UNREALIZED GAIN (LOSS)	188,714,216	220,169,282	32,180,342
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$119,153,203	$763,356,572	$342,148,906
See accompanying notes to financial statements.
171

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$2,513,372
—
12,627
1,880
6,713
—
2,534,592

42,345
380
47
42,772
(9,410)
33,362
$2,501,230

21,692
(40)
—
—
21,652

1,415,107
21
—
1,415,128
1,436,780
$3,938,010
172

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$47,106,766	$57,560,929	$1,684,504,287	$936,851,595
Net realized gain (loss)	(32,085,727)	(53,169,987)	(1,852,156)	(21,161,180)
Net change in unrealized appreciation/depreciation	39,799,002	(22,593,123)	(7,145,482)	10,141,449
Net increase (decrease) in net assets resulting from operations	54,820,041	(18,202,181)	1,675,506,649	925,831,864
Net equalization credits and charges	(76,007)	1,225,766	—	—
Distributions to shareholders	(53,136,586)	(64,823,871)	(1,662,121,228)	(828,585,089)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	315,837,523	443,718,357	23,636,309,640	27,017,236,638
Cost of shares redeemed	(298,699,135)	(455,154,892)	(19,310,432,525)	(19,996,142,470)
Net income equalization	76,007	(1,225,766)	—	—
Other capital	1,917	(2,793)	—	—
Net increase (decrease) in net assets from beneficial interest transactions	17,216,312	(12,665,094)	4,325,877,115	7,021,094,168
Net increase (decrease) in net assets during the period	18,823,760	(94,465,380)	4,339,262,536	7,118,340,943
Net assets at beginning of period	1,359,373,804	1,453,839,184	28,177,206,825	21,058,865,882
NET ASSETS AT END OF PERIOD	$1,378,197,564	$1,359,373,804	$32,516,469,361	$28,177,206,825
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,200,000	23,300,000	258,100,000	295,200,000
Shares redeemed	(16,300,000)	(24,300,000)	(210,800,000)	(218,500,000)
Net increase (decrease) from share transactions	900,000	(1,000,000)	47,300,000	76,700,000
See accompanying notes to financial statements.
173

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$143,489,029	$40,330,343	$14,811,307	$7,051,938	$140,674,367	$123,954,089
(2,173,448)	(1,967,894)	(4,147,152)	(12,985,738)	1,372,359	(3,004,690)
842,502	(1,385,751)	5,208,609	14,857,758	12,061,862	25,407,982
142,158,083	36,976,698	15,872,764	8,923,958	154,108,588	146,357,381
403,234	4,421,114	(24,317)	143,554	343,777	(1,373,023)
(141,319,407)	(35,264,824)	(13,997,048)	(6,889,316)	(140,398,891)	(114,319,277)

1,319,035,829	2,388,988,660	148,316,483	104,116,130	527,732,464	526,692,486
(823,860,362)	(109,169,636)	(45,851,986)	(53,715,967)	(511,297,228)	(1,325,899,170)
(403,234)	(4,421,114)	24,317	(143,554)	(343,777)	1,373,023
—	—	14,610	152,318	2,456	8,268
494,772,233	2,275,397,910	102,503,424	50,408,927	16,093,915	(797,825,393)
496,014,143	2,281,530,898	104,354,823	52,587,123	30,147,389	(767,160,312)
2,341,372,572	59,841,674	203,169,159	150,582,036	2,466,692,367	3,233,852,679
$2,837,386,715	$2,341,372,572	$307,523,982	$203,169,159	$2,496,839,756	$2,466,692,367

13,300,000	24,050,000	6,200,000	4,400,000	17,200,000	17,300,000
(8,300,000)	(1,100,000)	(1,900,000)	(2,300,000)	(16,700,000)	(43,600,000)
5,000,000	22,950,000	4,300,000	2,100,000	500,000	(26,300,000)
174

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF		SPDR Nuveen Bloomberg Municipal Bond ETF
	Year Ended 6/30/24	Year Ended(a) 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$100,644,624	$78,588,331	$100,792,470	$79,557,354
Net realized gain (loss)	(12,486,678)	(56,347,343)	(140,307,645)	(72,874,803)
Net change in unrealized appreciation/depreciation	80,464,911	21,211,219	117,481,271	107,940,019
Net increase (decrease) in net assets resulting from operations	168,622,857	43,452,207	77,966,096	114,622,570
Net equalization credits and charges	1,156,653	815,124	94,161	378,260
Distributions to shareholders	(96,490,553)	(76,325,237)	(98,991,515)	(77,439,103)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	893,961,119	1,125,648,279	1,216,243,970	1,701,866,528
Cost of shares redeemed	(255,325,813)	(795,492,072)	(1,488,444,902)	(1,403,065,040)
Net income equalization	(1,156,653)	(815,124)	(94,161)	(378,260)
Other capital	3,604,903	2,882,722	671,080	1,829,927
Net increase (decrease) in net assets from beneficial interest transactions	641,083,556	332,223,805	(271,624,013)	300,253,155
Contribution from affiliate (Note 5)	—	56,091	—	—
Net increase (decrease) in net assets during the period	714,372,513	300,221,990	(292,555,271)	337,814,882
Net assets at beginning of period	1,968,255,147	1,668,033,157	3,823,822,929	3,486,008,047
NET ASSETS AT END OF PERIOD	$2,682,627,660	$1,968,255,147	$3,531,267,658	$3,823,822,929
SHARES OF BENEFICIAL INTEREST:
Shares sold	36,200,000	45,400,000	26,900,000	37,400,000
Shares redeemed	(10,200,000)	(31,800,000)	(32,800,000)	(30,500,000)
Net increase (decrease) from share transactions	26,000,000	13,600,000	(5,900,000)	6,900,000

(a)	On January 12, 2023, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF underwent a 2-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 13.
See accompanying notes to financial statements.
175

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$60,509,701	$39,799,866	$(69,561,013)	$(99,417,143)	$543,187,290	$515,181,133
(75,459,696)	(45,822,733)	(22,790,558)	(47,222,954)	(55,438,147)	(296,153,024)
88,373,141	21,873,191	211,504,774	504,539,046	275,607,429	391,300,544
73,423,146	15,850,324	119,153,203	357,898,949	763,356,572	610,328,653
(177,315)	(318,381)	3,252,754	716,554	1,672,521	4,317,760
(57,478,498)	(38,442,928)	(79,166,174)	(92,217,183)	(552,172,660)	(514,928,503)

175,495,603	465,150,938	820,493,574	2,545,694,634	25,511,377,209	33,497,785,973
(544,815,336)	(1,157,297,470)	(1,840,916,369)	(2,145,771,296)	(26,021,944,279)	(31,025,983,768)
177,315	318,381	(3,252,754)	(716,554)	(1,672,521)	(4,317,760)
96,913	231,911	19,351	26,471	540,572	521,769
(369,045,505)	(691,596,240)	(1,023,656,198)	399,233,255	(511,699,019)	2,468,006,214
—	—	251,498	—	—	81,846
(353,278,172)	(714,507,225)	(980,164,917)	665,631,575	(298,842,586)	2,567,805,970
4,138,215,157	4,852,722,382	4,404,745,188	3,739,113,613	8,710,806,831	6,143,000,861
$3,784,936,985	$4,138,215,157	$3,424,580,271	$4,404,745,188	$8,411,964,245	$8,710,806,831

3,700,000	9,900,000	11,600,000	37,500,000	275,800,000	365,600,000
(11,600,000)	(24,600,000)	(27,100,000)	(32,500,000)	(281,600,000)	(338,600,000)
(7,900,000)	(14,700,000)	(15,500,000)	5,000,000	(5,800,000)	27,000,000
176

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$309,968,564	$237,519,750	$2,501,230	$2,894,827
Net realized gain (loss)	(7,422,654)	(201,227,525)	21,652	(2,630,024)
Net change in unrealized appreciation/depreciation	39,602,996	273,120,272	1,415,128	1,627,844
Net increase (decrease) in net assets resulting from operations	342,148,906	309,412,497	3,938,010	1,892,647
Net equalization credits and charges	54,535	(1,209,455)	(150,204)	(117,731)
Distributions to shareholders	(302,622,255)	(236,049,073)	(2,485,401)	(3,317,276)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,825,674,758	9,457,271,316	26,548,169	4,783,839
Cost of shares redeemed	(5,959,243,025)	(9,180,536,135)	—	(78,214,147)
Net income equalization	(54,535)	1,209,455	150,204	117,731
Other capital	98,123	200,070	—	—
Net increase (decrease) in net assets from beneficial interest transactions	866,475,321	278,144,706	26,698,373	(73,312,577)
Net increase (decrease) in net assets during the period	906,056,507	350,298,675	28,000,778	(74,854,937)
Net assets at beginning of period	3,757,362,369	3,407,063,694	28,609,321	103,464,258
NET ASSETS AT END OF PERIOD	$4,663,418,876	$3,757,362,369	$56,610,099	$28,609,321
SHARES OF BENEFICIAL INTEREST:
Shares sold	276,000,000	385,800,000	300,000	50,000
Shares redeemed	(241,800,000)	(374,700,000)	—	(800,000)
Net increase (decrease) from share transactions	34,200,000	11,100,000	300,000	(750,000)
See accompanying notes to financial statements.
177

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$18.44	$19.46	$21.12	$20.30	$19.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	0.77	1.28	0.72	0.12
Net realized and unrealized gain (loss) (b)	0.11	(0.96)	(1.62)	0.70	0.99
Total from investment operations	0.76	(0.19)	(0.34)	1.42	1.11
Net equalization credits and charges (a)	(0.00)(c)	0.02	(0.09)	(0.13)	(0.01)
Other capital (a)	0.00(c)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.73)	(0.85)	(1.23)	(0.47)	(0.27)
Return of capital	—	—	—	—	(0.12)
Total distributions	(0.73)	(0.85)	(1.23)	(0.47)	(0.39)
Net asset value, end of period	$18.47	$18.44	$19.46	$21.12	$20.30
Total return (d)	4.27%	(0.95)%	(2.21)%	6.42%	5.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,378,198	$1,359,374	$1,453,839	$779,454	$389,784
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	3.51%	4.08%	6.17%	3.45%	0.61%
Portfolio turnover rate (e)	22%	15%	15%	15%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
178

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$91.80	$91.46	$91.47	$91.53	$91.60
Income (loss) from investment operations:
Net investment income (loss) (a)	4.80	3.40	0.09	(0.06)	0.88
Net realized and unrealized gain (loss) (b)	(0.04)	(0.19)	(0.07)	0.00(c)	0.32
Total from investment operations	4.76	3.21	0.02	(0.06)	1.20
Other capital (a)	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(4.77)	(2.87)	(0.03)	(0.00)(c)	(1.27)
Net asset value, end of period	$91.79	$91.80	$91.46	$91.47	$91.53
Total return (d)	5.33%	3.56%	0.03%	(0.06)%	1.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,516,469	$28,177,207	$21,058,866	$11,950,062	$16,109,124
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	5.24%	3.71%	0.09%	(0.07)%	0.96%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
See accompanying notes to financial statements.
179

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$99.42	$99.74	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	5.17	4.55	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	(0.07)	(1.91)	(0.71)	0.02
Total from investment operations	5.10	2.64	(0.15)	(0.02)
Net equalization credits and charges (a)	0.01	0.50	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(5.15)	(3.46)	(0.07)	—
Net asset value, end of period	$99.38	$99.42	$99.74	$100.05
Total return (d)	5.28%	3.22%	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,837,387	$2,341,373	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%(e)
Net investment income (loss)	5.21%	4.58%	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
180

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$23.62	$23.17	$30.71	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.35	1.21	1.18	0.27
Net realized and unrealized gain (loss) (b)	0.19	0.38	(7.52)	0.60
Total from investment operations	1.54	1.59	(6.34)	0.87
Net equalization credits and charges (a)	0.00(c)	0.02	0.00(c)	0.01
Other capital (a)	0.00(c)	0.03	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.32)	(1.19)	(1.20)	(0.17)
Net asset value, end of period	$23.84	$23.62	$23.17	$30.71
Total return (d)	6.72%	7.34%	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$307,524	$203,169	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.23%	0.24%	0.23%	0.23%(e)
Net investment income (loss)	5.73%	5.20%	4.18%	3.81%(e)
Portfolio turnover rate (f)	31%	7%	10%	17%
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
181

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$30.64	$30.28	$30.64	$30.47	$30.72
Income (loss) from investment operations:
Net investment income (loss) (a)	1.81	1.29	0.15	0.16	0.68
Net realized and unrealized gain (loss) (b)	0.18	0.29	(0.37)	0.19	(0.21)
Total from investment operations	1.99	1.58	(0.22)	0.35	0.47
Net equalization credits and charges (a)	0.00(c)	(0.01)	0.00(c)	0.00(c)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.80)	(1.21)	(0.14)	(0.18)	(0.71)
Net asset value, end of period	$30.83	$30.64	$30.28	$30.64	$30.47
Total return (d)	6.68%	5.29%	(0.73)%	1.14%	1.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,496,840	$2,466,692	$3,233,853	$2,478,487	$2,657,416
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15%	0.15%
Net investment income (loss)	5.90%	4.25%	0.50%	0.52%	2.23%
Portfolio turnover rate (e)	40%	28%	41%	41%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
182

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23(a)	Year Ended 6/30/22(a)	Year Ended 6/30/21(a)	Year Ended 6/30/20(a)
Net asset value, beginning of period	$25.04	$25.66	$30.34	$28.15	$29.22
Income (loss) from investment operations:
Net investment income (loss) (b)	1.10	1.00	0.93	1.02	1.12
Net realized and unrealized gain (loss) (c)	0.52	(0.15)	(4.72)	2.17	(1.09)
Total from investment operations	1.62	0.85	(3.79)	3.19	0.03
Net equalization credits and charges (b)	0.01	0.01	0.01	0.02	0.02
Contribution from affiliate (Note 5)	—	0.00(d)	—	—	—
Other capital (b)	0.04	0.04	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(1.06)	(1.52)	(0.91)	(1.03)	(1.12)
Net asset value, end of period	$25.65	$25.04	$25.66	$30.34	$28.15
Total return (e)	6.88%	1.45%(f)	(12.76)%	11.70%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,682,628	$1,968,255	$1,668,033	$1,796,065	$1,198,908
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.35%	0.35%	0.35%
Net investment income (loss)	4.40%	3.99%	3.20%	3.49%	3.87%
Portfolio turnover rate (g)	7%	9%	12%	14%	19%
(a)	Effective on January 12, 2023, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 13)
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.45%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
183

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$46.15	$45.90	$52.09	$51.76	$50.24
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	0.99	0.83	0.96	1.06
Net realized and unrealized gain (loss) (b)	(0.30)	0.20	(6.19)	0.33	1.51
Total from investment operations	0.98	1.19	(5.36)	1.29	2.57
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)	0.01
Other capital (a)	0.01	0.02	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.25)	(0.96)	(0.83)	(0.96)	(1.06)
Net asset value, end of period	$45.89	$46.15	$45.90	$52.09	$51.76
Total return (d)	2.19%	2.68%	(10.42)%	2.64%	5.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,531,268	$3,823,823	$3,486,008	$3,732,082	$3,361,883
Ratios to average net assets:
Total expenses	0.23%	0.24%	0.23%	0.28%	0.30%
Net expenses	0.23%	0.24%	0.23%	0.23%	0.23%
Net investment income (loss)	2.80%	2.15%	1.66%	1.84%	2.08%
Portfolio turnover rate (e)	24%	17%	3%	9%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
184

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$47.00	$47.23	$49.52	$49.82	$48.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.73	0.41	0.31	0.48	0.66
Net realized and unrealized gain (loss) (b)	0.19	(0.24)	(2.23)	(0.25)	0.90
Total from investment operations	0.92	0.17	(1.92)	0.23	1.56
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.00(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.70)	(0.40)	(0.32)	(0.49)	(0.67)
Net realized gains	—	—	(0.05)	(0.04)	—
Total distributions	(0.70)	(0.40)	(0.37)	(0.53)	(0.67)
Net asset value, end of period	$47.22	$47.00	$47.23	$49.52	$49.82
Total return (d)	1.97%	0.35%	(3.91)%	0.47%	3.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,784,937	$4,138,215	$4,852,722	$4,815,522	$4,012,868
Ratios to average net assets:
Total expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income (loss)	1.55%	0.87%	0.64%	0.96%	1.34%
Portfolio turnover rate (e)	40%	18%	19%	20%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
185

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$70.03	$64.58	$86.87	$60.23	$52.93
Income (loss) from investment operations:
Net investment income (loss) (a)	(1.27)	(1.62)	(1.97)	(0.73)	0.34
Net realized and unrealized gain (loss) (b)	4.87	8.54	(18.65)	29.30	8.56
Total from investment operations	3.60	6.92	(20.62)	28.57	8.90
Net equalization credits and charges (a)	0.06	0.01	(0.01)	(0.03)	0.12
Contribution from affiliate (Note 5)	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.44)	(1.48)	(1.66)	(1.90)	(1.72)
Net asset value, end of period	$72.25	$70.03	$64.58	$86.87	$60.23
Total return (d)	5.32%(e)	10.83%	(24.12)%	47.75%	17.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,424,580	$4,404,745	$3,739,114	$6,628,386	$4,644,076
Ratios to average net assets:
Total expenses	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	(1.81)%	(2.42)%	(2.44)%	(0.93)%	0.62%
Portfolio turnover rate (f)	30%	7%	13%	30%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2024, the total return would have remained 5.32%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
186

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$91.81	$90.51	$109.83	$101.03	$108.73
Income (loss) from investment operations:
Net investment income (loss) (a)	6.18	5.86	4.20	4.56	5.40
Net realized and unrealized gain (loss) (b)	2.64	1.28	(18.85)	9.36	(7.31)
Total from investment operations	8.82	7.14	(14.65)	13.92	(1.91)
Net equalization credits and charges (a)	0.02	0.05	0.02	(0.04)	0.00(c)
Contribution from affiliate (Note 5)	—	0.00(c)	0.00(c)	—	—
Other capital (a)	0.01	0.01	0.01	0.04	0.04
Distributions to shareholders from:
Net investment income	(6.22)	(5.90)	(4.70)	(5.12)	(5.83)
Net asset value, end of period	$94.44	$91.81	$90.51	$109.83	$101.03
Total return (d)	9.97%	8.18%(e)	(13.82)%(f)	13.99%	(1.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,411,964	$8,710,807	$6,143,001	$9,738,733	$10,555,187
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	6.65%	6.39%	3.99%	4.26%	5.13%
Portfolio turnover rate (g)	33%	28%	35%	48%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 8.18%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
187

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$24.64	$24.10	$27.53	$25.16	$27.21
Income (loss) from investment operations:
Net investment income (loss) (a)	1.88	1.65	1.01	1.14	1.37
Net realized and unrealized gain (loss) (b)	0.32	0.55	(3.26)	2.53	(1.93)
Total from investment operations	2.20	2.20	(2.25)	3.67	(0.56)
Net equalization credits and charges (a)	0.00(c)	(0.01)	(0.00)(c)	(0.01)	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.86)	(1.65)	(1.18)	(1.30)	(1.48)
Net asset value, end of period	$24.98	$24.64	$24.10	$27.53	$25.16
Total return (d)	9.28%	9.37%	(8.54)%	14.79%	(2.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,663,419	$3,757,362	$3,407,064	$5,057,540	$3,037,341
Ratios to average net assets:
Total expenses	0.40%	0.41%	0.40%	0.40%	0.40%
Net investment income (loss)	7.58%	6.72%	3.79%	4.26%	5.27%
Portfolio turnover rate (e)	54%	65%	59%	74%	90%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
188

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$95.36	$98.54	$100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	5.00	4.52	0.93
Net realized and unrealized gain (loss) (b)	(0.79)	(2.04)	(2.78)
Total from investment operations	4.21	2.48	(1.85)
Net equalization credits and charges (a)	(0.30)	(0.18)	0.00(c)
Distributions to shareholders from:
Net investment income	(4.92)	(5.48)	(0.21)
Net asset value, end of period	$94.35	$95.36	$98.54
Total return (d)	4.25%	2.47%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,610	$28,609	$103,464
Ratios to average net assets:
Total expenses	0.09%	0.10%	0.09%(e)
Net expenses	0.07%	0.08%	0.07%(e)
Net investment income (loss)	5.32%	4.70%	4.18%(e)
Portfolio turnover rate (f)	73%	89%	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
189

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF
SPDR Bloomberg 1-3 Month T-Bill ETF
SPDR Bloomberg 3-12 Month T-Bill ETF
SPDR Bloomberg Emerging Markets USD Bond ETF
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except for the SPDR Bloomberg Emerging Markets USD Bond ETF, which is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
190

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
191

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
192

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$281	$—	$—	$—	$—	$281
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$5,201	$—	$—	$—	$—	$5,201
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets USD Bond ETF
Futures Contracts	$(286)	$—	$—	$—	$—	$(286)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Annual Rate
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35%
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until October 31, 2024, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2024. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Fund’s Board of Trustees. For the year ended June 30, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $9,410.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund's investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net
194

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2024 State Street made a contribution of $251,498 to the SPDR Bloomberg Convertible Securities ETF related to an accounting matter.
During the fiscal year ended June 30, 2023 State Street made contributions totaling $81,846 to the SPDR Bloomberg High Yield Bond ETF related to separate accounting matters.
During the fiscal year ended June 30, 2023 State Street made a contribution of $56,091 to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$292,634,988	$333,719,473	$—	$—
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	82,308,986	80,172,565
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	945,560,455	937,324,224
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	—	1,039,172,455	162,675,760
SPDR Nuveen Bloomberg Municipal Bond ETF	—	—	1,427,854,289	880,842,392
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	—	1,832,514,146	1,551,522,092
SPDR Bloomberg Convertible Securities ETF	—	—	1,229,801,951	1,155,739,883
SPDR Bloomberg High Yield Bond ETF	—	—	3,696,366,978	2,677,052,502
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	2,120,213,642	2,257,726,376
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	34,646,779	35,306,359
For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
195

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$316,490,509	$300,750,409	$(16,026,167)
SPDR Bloomberg 1-3 Month T-Bill ETF	23,587,912,235	19,038,456,472	106,961
SPDR Bloomberg 3-12 Month T-Bill ETF	1,315,665,564	820,753,775	203,382
SPDR Bloomberg Emerging Markets USD Bond ETF	143,100,597	44,957,837	519,625
SPDR Bloomberg Investment Grade Floating Rate ETF	523,520,381	506,804,453	1,049,900
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	229,160,914	(3,730,606)
SPDR Nuveen Bloomberg Municipal Bond ETF	702,969,734	1,506,602,942	(86,383,598)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	14,490,451	549,452,895	(24,815,260)
SPDR Bloomberg Convertible Securities ETF	818,808,514	1,837,470,387	11,601,463
SPDR Bloomberg High Yield Bond ETF	23,747,511,225	25,252,367,606	85,329,323
SPDR Bloomberg Short Term High Yield Bond ETF	6,699,880,630	5,846,269,551	49,117,571
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	26,286,412	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes, defaulted bonds, contingent payment debt instruments, and deemed dividends on convertible debt. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
196

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$53,136,586	$—	$—	$53,136,586
SPDR Bloomberg 1-3 Month T-Bill ETF	1,662,121,228	—	—	1,662,121,228
SPDR Bloomberg 3-12 Month T-Bill ETF	141,319,407	—	—	141,319,407
SPDR Bloomberg Emerging Markets USD Bond ETF	13,997,048	—	—	13,997,048
SPDR Bloomberg Investment Grade Floating Rate ETF	140,398,891	—	—	140,398,891
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	1,510,640	94,979,913	—	96,490,553
SPDR Nuveen Bloomberg Municipal Bond ETF	1,664,141	97,327,374	—	98,991,515
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	1,205,846	56,272,652	—	57,478,498
SPDR Bloomberg Convertible Securities ETF	79,166,174	—	—	79,166,174
SPDR Bloomberg High Yield Bond ETF	552,172,660	—	—	552,172,660
SPDR Bloomberg Short Term High Yield Bond ETF	302,622,255	—	—	302,622,255
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	2,485,401	—	—	2,485,401
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 64,823,871	$ —	$ —	$ 64,823,871
SPDR Bloomberg 1-3 Month T-Bill ETF	828,585,089	—	—	828,585,089
SPDR Bloomberg 3-12 Month T-Bill ETF	35,264,824	—	—	35,264,824
SPDR Bloomberg Emerging Markets USD Bond ETF	6,889,316	—	—	6,889,316
SPDR Bloomberg Investment Grade Floating Rate ETF	114,319,277	—	—	114,319,277
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	865,723	75,459,514	—	76,325,237
SPDR Nuveen Bloomberg Municipal Bond ETF	1,290,363	76,148,740	—	77,439,103
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	782,299	37,660,629	—	38,442,928
SPDR Bloomberg Convertible Securities ETF	92,217,183	—	—	92,217,183
SPDR Bloomberg High Yield Bond ETF	514,928,503	—	—	514,928,503
SPDR Bloomberg Short Term High Yield Bond ETF	236,049,073	—	—	236,049,073
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	3,317,276	—	—	3,317,276
At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$—	$—	$(34,392,533)	$—	$(87,319,991)	$(121,712,524)
SPDR Bloomberg 1-3 Month T-Bill ETF	137,484,444	—	(22,220,669)	—	(263,055)	115,000,720
SPDR Bloomberg 3-12 Month T-Bill ETF	7,317,206	—	(4,310,578)	—	(689,872)	2,316,756
SPDR Bloomberg Emerging Markets USD Bond ETF	1,635,450	—	(18,683,233)	—	(14,964,150)	(32,011,933)
SPDR Bloomberg Investment Grade Floating Rate ETF	11,177,682	—	(13,165,061)	—	6,677,521	4,690,142
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	12,037,219	(43,429,499)	—	(78,476,116)	(109,868,396)
SPDR Nuveen Bloomberg Municipal Bond ETF	—	3,365,178	(69,914,610)	—	(32,770,362)	(99,319,794)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	4,375,719	(67,444,206)	—	(61,893,091)	(124,961,578)
SPDR Bloomberg Convertible Securities ETF	13,280,060	—	(435,635,910)	—	(348,383,257)	(770,739,107)
SPDR Bloomberg High Yield Bond ETF	11,648,592	—	(2,048,073,372)	—	(383,682,558)	(2,420,107,338)
SPDR Bloomberg Short Term High Yield Bond ETF	28,720,455	—	(937,052,366)	—	(77,559,989)	(985,891,900)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	16,680	—	(964,271)	—	557,442	(390,149)
197

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg 1-10 Year TIPS ETF	$5,950,079	$28,442,454
SPDR Bloomberg 1-3 Month T-Bill ETF	22,220,669	—
SPDR Bloomberg 3-12 Month T-Bill ETF	4,310,578	—
SPDR Bloomberg Emerging Markets USD Bond ETF	8,574,676	10,108,557
SPDR Bloomberg Investment Grade Floating Rate ETF	7,504,999	5,660,062
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	18,860,736	24,568,763
SPDR Nuveen Bloomberg Municipal Bond ETF	1,818,914	68,095,696
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	1,433,761	66,010,445
SPDR Bloomberg Convertible Securities ETF	10,492,464	425,143,446
SPDR Bloomberg High Yield Bond ETF	523,182,474	1,524,890,898
SPDR Bloomberg Short Term High Yield Bond ETF	348,598,297	588,454,069
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	631,590	332,681
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$1,455,400,511	$133,600	$87,453,591	$(87,319,991)
SPDR Bloomberg 1-3 Month T-Bill ETF	35,066,199,964	117,511	380,566	(263,055)
SPDR Bloomberg 3-12 Month T-Bill ETF	3,049,788,992	82,630	772,502	(689,872)
SPDR Bloomberg Emerging Markets USD Bond ETF	318,813,812	1,202,450	16,166,554	(14,964,104)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,498,000,998	6,964,758	287,237	6,677,521
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	2,730,451,085	50,951,458	129,427,573	(78,476,115)
SPDR Nuveen Bloomberg Municipal Bond ETF	3,593,092,885	33,618,424	66,388,584	(32,770,160)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	3,892,203,815	2,896,414	64,789,505	(61,893,091)
SPDR Bloomberg Convertible Securities ETF	3,921,539,640	170,387,867	518,771,124	(348,383,257)
SPDR Bloomberg High Yield Bond ETF	9,325,471,506	16,958,658	400,641,012	(383,682,354)
SPDR Bloomberg Short Term High Yield Bond ETF	4,984,472,570	34,117,025	111,676,990	(77,559,965)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	56,811,584	841,158	283,716	557,442
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg 1-3 Month T-Bill ETF	$ 2,606,900,005	$ 2,659,360,250	$ —	$ 2,659,360,250
SPDR Bloomberg 3-12 Month T-Bill ETF	313,272,334	221,094,019	98,492,267	319,586,286
SPDR Bloomberg Emerging Markets USD Bond ETF	2,875,366	2,940,500	—	2,940,500
SPDR Bloomberg Investment Grade Floating Rate ETF	26,091,410	17,109,020	9,531,213	26,640,233
SPDR Bloomberg Convertible Securities ETF	188,167,874	155,393,618	37,505,585	192,899,203
SPDR Bloomberg High Yield Bond ETF	739,279,212	657,455,382	97,024,698	754,480,080
SPDR Bloomberg Short Term High Yield Bond ETF	358,840,033	318,371,483	48,021,085	366,392,568
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	2,878,480	1,523,860	1,423,685	2,947,545
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg 1-3 Month T-Bill ETF	U.S. Treasury Obligations	$2,659,360,250	$—	$—	$—	$2,659,360,250	$2,659,360,250
SPDR Bloomberg 3-12 Month T-Bill ETF	U.S. Treasury Obligations	221,094,019	—	—	—	221,094,019	221,094,019
SPDR Bloomberg Emerging Markets USD Bond ETF	Corporate Bonds & Notes	2,940,500	—	—	—	2,940,500	2,940,500
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	10,035,320	—	—	—	10,035,320	10,035,320
SPDR Bloomberg Investment Grade Floating Rate ETF	Foreign Government Obligations	7,073,700	—	—	—	7,073,700	7,073,700
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	25,000	—	—	—	25,000	25,000
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	131,921,612	—	—	—	131,921,612	131,921,612
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	23,447,006	—	—	—	23,447,006	23,447,006
SPDR Bloomberg High Yield Bond ETF	Common Stocks	113,284	—	—	—	113,284	113,284
SPDR Bloomberg High Yield Bond ETF	Corporate Bonds & Notes	657,342,098	—	—	—	657,342,098	657,342,098
SPDR Bloomberg Short Term High Yield Bond ETF	Common Stocks	4,438	—	—	—	4,438	4,438
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June 30, 2024

		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	$318,361,195	$—	$—	$—	$318,361,195	$318,361,195
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,850	—	—	—	5,850	5,850
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	Corporate Bonds & Notes	1,523,860	—	—	—	1,523,860	1,523,860
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1,275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2024:
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2024.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Stock Split
The Board authorized a 2-for-1 stock split for the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF effective January 12, 2023, for the shareholders of record on January 9, 2023. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund.
The financial statements and financial highlights of the aforementioned Fund have been adjusted to reflect the stock splits.
14.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
15.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg 1-10 Year TIPS ETF, SPDR Bloomberg 1-3 Month T-Bill ETF, SPDR Bloomberg 3-12 Month T-Bill ETF, SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Bloomberg Investment Grade Floating Rate ETF, SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF, SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, SPDR Bloomberg Convertible Securities ETF, SPDR Bloomberg High Yield Bond ETF, SPDR Bloomberg Short Term High Yield Bond ETF, SPDR MarketAxess Investment Grade 400 Corporate Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg 1-10 Year TIPS ETF, SPDR Bloomberg 1-3 Month T-Bill ETF, SPDR Bloomberg 3-12 Month T-Bill ETF, SPDR Bloomberg Emerging Markets USD Bond ETF, SPDR Bloomberg Investment Grade Floating Rate ETF, SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF, SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, SPDR Bloomberg Convertible Securities ETF, SPDR Bloomberg High Yield Bond ETF, SPDR Bloomberg Short Term High Yield Bond ETF, SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (collectively referred to as the “Funds”) (twelve of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the funds constituting SPDR® Series Trust) at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg 1-10 Year TIPS ETF

SPDR Bloomberg 1-3 Month T-Bill ETF

SPDR Bloomberg Investment Grade Floating Rate ETF

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF

SPDR Nuveen Bloomberg Municipal Bond ETF

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

SPDR Bloomberg Convertible Securities ETF

SPDR Bloomberg High Yield Bond ETF

SPDR Bloomberg Short Term High Yield Bond ETF
	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
SPDR Bloomberg 3-12 Month T-Bill ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from September 23, 2020 (commencement of operations) through June 30, 2021
202

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Emerging Markets USD Bond ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from April 7, 2021 (commencement of operations) through June 30, 2021
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years ended June 30, 2024 and the period from May 12, 2022 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2024
203

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	98.44%
SPDR Nuveen Bloomberg Municipal Bond ETF	98.32%
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	97.90%
204

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed-income series of SST (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
205

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Approval of Nuveen Asset Management, LLC (“Nuveen”) Sub-Advisory Agreement
At a meeting held on May 15-16, 2024, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement” or the “Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management, LLC with respect to the following series of the Trust: SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF, each of which is sub-advised by Nuveen (the “Nuveen Funds”). The Independent Trustees also met separately to consider the Loomis Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
With respect to the Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by Nuveen with respect to each Nuveen Fund under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to Nuveen under the Sub-Advisory Agreement and also considered that such fees would continue to be paid directly by the Adviser and would not result in increased fees payable by the sub-advised funds.
206

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of each Nuveen Fund. The Board also considered the unitary fee paid to the Adviser by each Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with SST.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen Funds. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Funds were appropriate; (b) the performance and, more importantly for those Nuveen Funds measured against an index , the index tracking, of the Nuveen Fund had been satisfactory; (c) Nuveen’s fees for each Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen Fund by way of the relatively low fee structure of SST. The Independent Trustees were advised by their independent counsel throughout the process.
207

Annual Financial Statements and Other Information
June 30, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.3%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (b)	$150,000	$125,197
4.65%, 10/1/2028 (b)	190,000	185,757
4.75%, 3/30/2030	100,000	97,560
5.38%, 6/15/2033	280,000	276,156
Omnicom Group, Inc.:
2.45%, 4/30/2030	336,000	289,488
4.20%, 6/1/2030	275,000	261,481
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	492,000	476,113
		1,711,752
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,284,000	1,207,743
2.25%, 6/15/2026	240,000	223,514
2.70%, 2/1/2027	683,000	629,828
2.75%, 2/1/2026	541,000	513,739
2.95%, 2/1/2030	1,070,000	916,862
3.10%, 5/1/2026	38,000	36,052
3.20%, 3/1/2029 (b)	164,000	145,543
3.25%, 2/1/2028	429,000	392,878
3.25%, 2/1/2035 (b)	450,000	343,732
3.38%, 6/15/2046	131,000	83,460
3.55%, 3/1/2038	228,000	165,140
3.60%, 5/1/2034 (b)	425,000	341,878
3.63%, 2/1/2031 (b)	787,000	688,751
3.63%, 3/1/2048 (b)	850,000	546,805
3.65%, 3/1/2047	100,000	65,129
3.75%, 2/1/2050	202,000	132,536
3.83%, 3/1/2059 (b)	380,000	240,468
3.85%, 11/1/2048	135,000	90,069
3.90%, 5/1/2049 (b)	402,000	270,120
3.95%, 8/1/2059	280,000	178,385
5.04%, 5/1/2027	505,000	493,920
5.15%, 5/1/2030	1,523,000	1,462,171
5.71%, 5/1/2040	477,000	440,443
5.81%, 5/1/2050	1,073,000	968,780
5.88%, 2/15/2040 (b)	300,000	281,013
5.93%, 5/1/2060	1,374,000	1,229,277
6.26%, 5/1/2027 (c)	90,000	90,653
6.30%, 5/1/2029 (c)	375,000	380,261
6.53%, 5/1/2034 (c)	310,000	317,362
6.86%, 5/1/2054 (c)	130,000	133,286
General Dynamics Corp.:
3.63%, 4/1/2030	246,000	230,591
3.75%, 5/15/2028 (b)	357,000	343,520
4.25%, 4/1/2040	560,000	491,159
4.25%, 4/1/2050	350,000	294,777
Howmet Aerospace, Inc. 5.90%, 2/1/2027 (b)	234,000	236,993
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	$441,500	$357,143
2.90%, 12/15/2029 (b)	620,000	553,009
3.85%, 12/15/2026	404,000	390,527
4.40%, 6/15/2028	524,000	508,828
5.35%, 6/1/2034	750,000	744,510
5.40%, 7/31/2033	500,000	498,310
6.15%, 12/15/2040	168,000	175,365
Lockheed Martin Corp.:
2.80%, 6/15/2050	308,000	195,845
3.55%, 1/15/2026	202,000	197,079
3.80%, 3/1/2045	342,500	272,448
4.07%, 12/15/2042	358,000	301,082
4.09%, 9/15/2052	160,000	128,341
4.15%, 6/15/2053	519,000	419,580
4.45%, 5/15/2028 (b)	180,000	177,210
4.50%, 5/15/2036	300,000	281,541
4.70%, 5/15/2046 (b)	850,000	765,042
4.75%, 2/15/2034 (b)	500,000	486,715
4.80%, 8/15/2034	340,000	331,911
4.95%, 10/15/2025	220,000	219,327
5.10%, 11/15/2027	125,000	125,863
5.20%, 2/15/2055	225,000	215,316
5.25%, 1/15/2033 (b)	275,000	279,623
5.70%, 11/15/2054 (b)	305,000	313,586
5.90%, 11/15/2063	480,000	504,533
Series B, 6.15%, 9/1/2036	400,000	434,156
Northrop Grumman Corp.:
3.20%, 2/1/2027	257,000	245,209
3.25%, 1/15/2028	803,000	756,169
3.85%, 4/15/2045	286,000	223,572
4.03%, 10/15/2047	379,000	299,774
4.40%, 5/1/2030 (b)	505,000	487,709
4.75%, 6/1/2043	484,000	433,785
4.90%, 6/1/2034	500,000	486,330
4.95%, 3/15/2053 (b)	288,000	259,580
5.20%, 6/1/2054 (b)	500,000	467,955
RTX Corp.:
1.90%, 9/1/2031	452,000	362,563
2.25%, 7/1/2030	885,000	755,162
2.38%, 3/15/2032	1,011,000	828,444
2.82%, 9/1/2051	461,000	280,472
3.03%, 3/15/2052	560,000	357,112
3.13%, 5/4/2027	418,000	396,381
3.13%, 7/1/2050	183,000	120,198
3.50%, 3/15/2027	447,000	428,508
3.75%, 11/1/2046	316,000	236,592
3.95%, 8/16/2025	528,000	519,040
4.13%, 11/16/2028	139,000	133,870
4.15%, 5/15/2045	380,000	306,812
4.35%, 4/15/2047	391,000	321,973
4.45%, 11/16/2038	728,000	644,251
4.50%, 6/1/2042	540,000	468,515
4.63%, 11/16/2048	414,000	355,357
4.80%, 12/15/2043	850,000	754,987

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.15%, 2/27/2033	$255,000	$252,315
5.38%, 2/27/2053	175,000	166,177
5.40%, 5/1/2035	340,000	340,932
5.75%, 11/8/2026	160,000	161,715
6.10%, 3/15/2034	360,000	379,080
6.40%, 3/15/2054	550,000	600,149
7.50%, 9/15/2029	125,000	138,505
		36,452,921
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	548,754
3.40%, 5/6/2030	278,000	251,351
3.40%, 2/4/2041	395,000	284,337
3.70%, 2/4/2051	477,000	321,279
3.88%, 9/16/2046	529,000	381,086
4.00%, 2/4/2061 (b)	135,000	93,519
4.25%, 8/9/2042	442,000	351,386
4.40%, 2/14/2026	312,000	306,952
4.45%, 5/6/2050	376,000	288,591
4.50%, 5/2/2043	431,000	354,127
4.80%, 2/14/2029	107,000	105,239
5.38%, 1/31/2044	404,000	378,576
5.80%, 2/14/2039	173,000	172,872
5.95%, 2/14/2049 (b)	980,000	961,262
6.20%, 11/1/2028	500,000	518,275
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	594,000	562,952
2.90%, 3/1/2032	227,000	194,135
3.75%, 9/15/2047 (b)	320,000	241,184
4.02%, 4/16/2043	100,000	80,048
4.50%, 8/15/2033	130,000	123,442
5.38%, 9/15/2035	200,000	202,262
5.94%, 10/1/2032	175,000	186,403
BAT Capital Corp.:
2.26%, 3/25/2028	199,000	178,266
2.73%, 3/25/2031	395,000	333,475
3.22%, 9/6/2026	257,000	245,286
3.46%, 9/6/2029	440,000	400,910
3.56%, 8/15/2027	1,003,000	952,409
3.98%, 9/25/2050 (b)	359,000	252,704
4.39%, 8/15/2037	907,000	765,227
4.54%, 8/15/2047	1,174,000	901,984
4.70%, 4/2/2027 (b)	125,000	123,054
4.76%, 9/6/2049	462,000	363,654
4.91%, 4/2/2030	295,000	287,548
5.28%, 4/2/2050	140,000	118,278
5.65%, 3/16/2052	100,000	89,320
6.34%, 8/2/2030 (b)	370,000	386,391
6.42%, 8/2/2033 (b)	570,000	595,479
7.08%, 8/2/2053	645,000	686,486
BAT International Finance PLC:
1.67%, 3/25/2026	210,000	196,816
4.45%, 3/16/2028	150,000	145,197
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	190,000	181,777
Security Description	Principal Amount	Value
2.75%, 5/14/2031 (b)	$818,000	$700,552
3.25%, 8/15/2026 (b)	172,000	164,609
3.75%, 9/25/2027	149,000	142,302
Philip Morris International, Inc.:
0.88%, 5/1/2026	266,000	245,723
1.75%, 11/1/2030 (b)	225,000	183,368
2.10%, 5/1/2030	250,000	211,943
2.75%, 2/25/2026	407,000	390,053
3.13%, 3/2/2028	113,300	105,692
3.38%, 8/11/2025	574,000	561,010
3.38%, 8/15/2029	100,000	92,434
4.13%, 3/4/2043	285,000	229,026
4.25%, 11/10/2044	285,000	230,593
4.38%, 11/15/2041	245,000	206,339
4.88%, 2/13/2026	399,000	396,023
4.88%, 2/13/2029	775,000	766,266
4.88%, 11/15/2043	975,000	861,110
5.13%, 11/17/2027	360,000	359,928
5.25%, 9/7/2028	700,000	705,390
5.25%, 2/13/2034	750,000	735,855
5.38%, 2/15/2033	1,055,000	1,047,889
5.63%, 11/17/2029 (b)	339,000	346,190
5.63%, 9/7/2033	461,000	465,218
5.75%, 11/17/2032	626,000	639,359
6.38%, 5/16/2038	250,000	268,762
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	219,764
5.85%, 8/15/2045	1,165,000	1,077,322
		25,465,013
AIRLINES — 0.0% (a)
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	91,957	78,463
Series 2019-1, Class AA, 3.15%, 8/15/2033	21,299	18,942
Series 2016-2, Class AA, 3.20%, 12/15/2029	247,108	228,590
Series 2017-2, Class AA, 3.35%, 4/15/2031	151,935	139,567
Series 2015-1, Class A, 3.38%, 11/1/2028	109,985	103,491
Series 2016-1, Class AA, 3.58%, 7/15/2029	50,067	47,150
Series 2015-2, Class AA, 3.60%, 3/22/2029	93,152	88,034
Series 2017-1, Class AA, 3.65%, 8/15/2030	99,375	93,018
Series 2014-1, Class A, 3.70%, 4/1/2028	101,025	96,446
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	126,835	109,371
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	250,000	216,540

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 11/15/2026	$180,000	$170,179
5.13%, 6/15/2027	663,000	659,811
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	195,690	181,921
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	236,587	213,441
Series 2018-1, Class AA, 3.50%, 9/1/2031	300,806	277,693
Series 2014-2, Class A, 3.75%, 3/3/2028	94,711	90,885
Series 2014-1, Class A, 4.00%, 10/11/2027	107,269	103,901
Series 2019-1, Class AA, 4.15%, 2/25/2033	265,497	247,414
Series 2013-1, Class A, 4.30%, 2/15/2027	144,760	142,081
Series 2020-1, Class B, 4.88%, 7/15/2027	109,368	107,858
Series 2023-1, Class A, 5.80%, 7/15/2037	420,000	426,468
Series 2020-1, Class A, 5.88%, 4/15/2029	242,973	243,626
		4,084,890
APPAREL — 0.1%
NIKE, Inc.:
2.85%, 3/27/2030 (b)	561,000	504,878
3.25%, 3/27/2040	338,000	263,610
3.38%, 3/27/2050	391,000	281,547
3.63%, 5/1/2043	411,000	324,776
3.88%, 11/1/2045	468,000	375,542
PVH Corp. 4.63%, 7/10/2025	183,000	180,939
Ralph Lauren Corp.:
2.95%, 6/15/2030	100,000	89,269
3.75%, 9/15/2025	266,000	260,637
Tapestry, Inc.:
3.05%, 3/15/2032	240,000	193,435
4.13%, 7/15/2027	156,000	149,521
7.00%, 11/27/2026	225,000	231,246
7.35%, 11/27/2028	485,000	503,212
7.85%, 11/27/2033 (b)	743,000	781,688
VF Corp.:
2.80%, 4/23/2027	276,000	252,024
2.95%, 4/23/2030 (b)	450,000	373,604
		4,765,928
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/8/2025	625,000	598,850
Security Description	Principal Amount	Value
Series MTN, 1.30%, 9/9/2026	$108,000	$99,452
Series MTN, 1.80%, 1/13/2031 (b)	270,000	221,233
Series MTN, 2.25%, 1/12/2029	200,000	177,796
Series MTN, 2.35%, 1/8/2027	294,000	274,922
Series GMTN, 3.50%, 2/15/2028 (b)	169,000	160,692
4.60%, 4/17/2030 (b)	770,000	754,461
4.70%, 1/12/2028 (b)	295,000	292,215
4.75%, 1/12/2026 (b)	223,000	221,236
4.90%, 3/13/2029 (b)	400,000	398,340
Series GMTN, 4.90%, 1/10/2034 (b)	320,000	310,499
Series GMTN, 5.13%, 7/7/2028	470,000	472,176
5.65%, 11/15/2028 (b)	500,000	512,260
Series GMTN, 5.85%, 10/4/2030 (b)	355,000	370,336
Cummins, Inc.:
0.75%, 9/1/2025	210,000	199,429
1.50%, 9/1/2030	195,000	159,945
2.60%, 9/1/2050	411,000	249,572
5.15%, 2/20/2034 (b)	185,000	185,261
Ford Motor Co.:
3.25%, 2/12/2032	200,000	165,476
4.75%, 1/15/2043	246,000	199,167
6.10%, 8/19/2032 (b)	1,592,000	1,590,042
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	200,000	187,886
3.38%, 11/13/2025	250,000	241,945
4.00%, 11/13/2030	300,000	267,792
Series GMTN, 4.39%, 1/8/2026	200,000	195,742
4.95%, 5/28/2027	500,000	488,360
5.80%, 3/8/2029	750,000	747,863
6.05%, 3/5/2031	800,000	800,560
6.13%, 3/8/2034	1,300,000	1,287,923
6.80%, 11/7/2028	320,000	330,835
6.95%, 6/10/2026	3,820,000	3,892,007
7.12%, 11/7/2033	480,000	507,014
7.20%, 6/10/2030	1,750,000	1,841,927
7.35%, 11/4/2027	200,000	208,514
General Motors Co.:
4.20%, 10/1/2027	337,000	324,622
5.00%, 10/1/2028 (b)	382,400	378,825
5.00%, 4/1/2035	175,000	163,704
5.20%, 4/1/2045	490,000	429,951
5.40%, 10/15/2029	350,000	348,156
5.40%, 4/1/2048 (b)	438,000	392,299
5.60%, 10/15/2032 (b)	469,000	469,094
5.95%, 4/1/2049 (b)	1,174,000	1,138,674
6.13%, 10/1/2025	721,000	724,670
6.25%, 10/2/2043	517,000	514,916

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.60%, 4/1/2036	$441,000	$462,053
6.80%, 10/1/2027	541,000	561,677
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	444,000	415,793
1.50%, 6/10/2026	212,000	196,354
2.35%, 2/26/2027	327,000	302,432
2.35%, 1/8/2031	469,000	384,702
2.40%, 4/10/2028	475,000	426,032
2.70%, 8/20/2027	145,000	133,815
2.70%, 6/10/2031	347,000	287,222
3.10%, 1/12/2032 (b)	238,000	199,982
3.60%, 6/21/2030	556,000	499,344
4.00%, 10/6/2026	187,000	181,072
4.30%, 7/13/2025	631,000	622,538
4.35%, 1/17/2027	420,000	409,059
5.00%, 4/9/2027	318,000	314,804
5.25%, 3/1/2026	417,000	414,652
5.35%, 7/15/2027	335,000	334,126
5.40%, 4/6/2026	300,000	299,355
5.40%, 5/8/2027	485,000	484,733
5.55%, 7/15/2029	85,000	85,022
5.60%, 6/18/2031	155,000	153,791
5.75%, 2/8/2031 (b)	320,000	320,822
5.80%, 1/7/2029	570,000	575,341
5.85%, 4/6/2030 (b)	295,000	298,537
5.95%, 4/4/2034	85,000	85,055
6.00%, 1/9/2028	230,000	233,935
6.05%, 10/10/2025	255,000	256,046
6.10%, 1/7/2034	505,000	510,545
Honda Motor Co. Ltd. 2.53%, 3/10/2027	250,000	234,238
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	497,027
PACCAR Financial Corp.:
4.60%, 1/10/2028	297,000	294,140
Series MTN, 4.60%, 1/31/2029	250,000	247,155
Series MTN, 4.95%, 8/10/2028	447,000	447,603
Series MTN, 5.00%, 3/22/2034 (b)	500,000	497,930
Toyota Motor Corp.:
1.34%, 3/25/2026	364,000	341,206
5.12%, 7/13/2028 (b)	750,000	755,318
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	560,000	529,340
Series MTN, 0.80%, 1/9/2026	172,000	161,166
Series MTN, 1.13%, 6/18/2026	275,000	254,678
1.90%, 9/12/2031 (b)	400,000	324,628
Series MTN, 1.90%, 4/6/2028	278,000	249,491
Security Description	Principal Amount	Value
Series MTN, 3.05%, 3/22/2027	$595,000	$565,161
Series MTN, 3.38%, 4/1/2030	345,000	317,417
3.65%, 1/8/2029	298,000	282,936
Series MTN, 3.65%, 8/18/2025	460,000	451,692
4.45%, 5/18/2026	575,000	567,847
Series MTN, 4.55%, 9/20/2027 (b)	354,000	349,564
4.63%, 1/12/2028	360,000	356,638
Series MTN, 4.65%, 1/5/2029	585,000	577,840
4.70%, 1/12/2033	125,000	121,515
Series B, 5.00%, 3/19/2027	195,000	194,940
5.05%, 5/16/2029	500,000	501,680
5.10%, 3/21/2031	430,000	429,905
5.20%, 5/15/2026	500,000	500,720
Series MTN, 5.25%, 9/11/2028 (b)	500,000	505,765
5.40%, 11/10/2025	445,000	445,912
5.45%, 11/10/2027	501,000	508,189
		44,457,119
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	390,000	237,966
Aptiv PLC/Aptiv Corp.:
3.25%, 3/1/2032 (b)	450,000	389,889
4.15%, 5/1/2052	416,000	309,537
BorgWarner, Inc. 2.65%, 7/1/2027	257,000	238,417
Lear Corp.:
3.50%, 5/30/2030	168,000	151,504
3.80%, 9/15/2027	287,000	274,056
4.25%, 5/15/2029	381,000	362,971
5.25%, 5/15/2049 (b)	210,000	186,323
Magna International, Inc. 5.05%, 3/14/2029 (b)	415,000	414,386
		2,565,049
BANKS — 5.5%
Australia & New Zealand Banking Group Ltd.:
4.75%, 1/18/2027 (b)	430,000	427,897
5.00%, 3/18/2026	265,000	264,282
5.38%, 7/3/2025	270,000	270,192
5.67%, 10/3/2025	936,000	940,783
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (b)	500,000	501,740
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (d)	163,000	163,052
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b) (d)	325,000	331,825
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (d)	750,000	817,605

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	$400,000	$366,748
1.85%, 3/25/2026	335,000	314,073
2.96%, 3/25/2031 (b)	345,000	294,630
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (d)	405,000	338,033
3.31%, 6/27/2029	293,500	268,544
3.49%, 5/28/2030	745,000	667,319
3.80%, 2/23/2028	375,000	353,498
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	395,000	380,630
4.25%, 4/11/2027	400,000	386,996
4.38%, 4/12/2028	400,000	385,512
5.15%, 8/18/2025	400,000	397,020
5.18%, 11/19/2025	465,000	460,364
5.29%, 8/18/2027	465,000	461,880
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (d)	215,000	213,544
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (d)	200,000	199,666
5.59%, 8/8/2028	200,000	202,006
6.35%, 3/14/2034	630,000	631,714
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (d)	400,000	409,236
6.61%, 11/7/2028	535,000	561,584
6.92%, 8/8/2033	295,000	308,346
6.94%, 11/7/2033	500,000	546,045
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (d)	120,000	113,225
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (d)	984,000	922,628
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	1,596,000	1,478,917
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	345,400	284,313
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	609,300	497,944
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	1,358,000	1,112,134
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	1,443,250	1,152,406
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	939,000	811,371
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	680,000	634,617
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	250,000	207,360
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	866,000	748,492
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b) (d)	540,000	457,115
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,441,000	1,007,475
Security Description	Principal Amount	Value
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	$1,278,000	$1,080,690
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	954,500	849,753
SOFR + 1.56%, 2.97%, 7/21/2052 (d)	270,000	176,105
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	697,000	590,052
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	1,274,000	1,156,231
Series MTN, 3.25%, 10/21/2027	565,000	534,479
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	1,068,000	802,869
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	2,216,000	2,083,284
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (d)	287,000	205,799
Series GMTN, 3.50%, 4/19/2026	653,000	633,299
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (d)	750,400	725,697
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	509,000	484,415
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (d)	646,000	618,842
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	873,000	841,677
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	636,000	559,209
Series MTN, 3.88%, 8/1/2025	261,000	256,975
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (d)	557,000	438,387
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	1,553,000	1,484,652
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	836,500	792,224
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	753,000	639,455
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	1,507,000	1,203,761
Series L, 4.18%, 11/25/2027	1,145,000	1,105,246
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b) (d)	538,800	476,525

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 4.25%, 10/22/2026	$757,000	$737,848
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (d)	646,300	622,594
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	1,204,000	1,005,280
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	678,000	661,742
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	585,000	498,818
Series MTN, 4.45%, 3/3/2026	420,000	412,881
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	1,367,000	1,289,327
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (d)	715,000	708,029
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	468,000	464,167
Series MTN, 5.00%, 1/21/2044	850,000	801,558
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (d)	1,738,000	1,697,974
SOFR + 1.29%, 5.08%, 1/20/2027 (d)	900,000	894,330
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	1,220,000	1,217,841
SOFR + 1.91%, 5.29%, 4/25/2034 (b) (d)	959,000	948,978
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	850,000	848,920
SOFR + 1.57%, 5.82%, 9/15/2029 (b) (d)	820,000	837,064
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,075,000	1,105,594
Series MTN, 5.88%, 2/7/2042	523,000	543,993
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	750,000	757,717
6.11%, 1/29/2037	1,097,000	1,139,937
7.75%, 5/14/2038	1,049,000	1,245,257
Bank of America NA:
5.53%, 8/18/2026	785,000	790,377
6.00%, 10/15/2036	350,000	367,770
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (d)	318,000	297,053
Series MTN, 1.25%, 9/15/2026	330,000	302,323
Series MTN, 2.65%, 3/8/2027	426,000	399,422
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	440,000	359,511
Series H, 4.70%, 9/14/2027 (b)	250,000	246,733
Security Description	Principal Amount	Value
5.20%, 2/1/2028	$750,000	$751,035
5.30%, 6/5/2026	352,000	351,711
5.51%, 6/4/2031	500,000	505,305
5.72%, 9/25/2028	1,050,000	1,071,273
Bank of New York Mellon Corp.:
Series J, 1.90%, 1/25/2029	113,000	99,612
Series MTN, 2.05%, 1/26/2027	198,000	184,292
Series MTN, 3.25%, 5/16/2027 (b)	309,000	295,049
Series MTN, 3.30%, 8/23/2029	353,000	322,755
Series MTN, 3.40%, 1/29/2028	601,400	570,753
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	290,000	277,382
Series MTN, 3.85%, 4/28/2028	175,000	168,674
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (d)	140,000	135,428
SOFR + 1.35%, 4.41%, 7/24/2026 (d)	1,050,000	1,038,051
SOFR + 1.51%, 4.71%, 2/1/2034 (d)	220,000	210,470
SOFR + 1.03%, 4.95%, 4/26/2027 (d)	140,000	139,142
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	1,025,000	998,709
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	500,000	493,575
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (d)	355,000	361,763
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	745,000	772,207
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (d)	70,000	73,154
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	800,000	862,712
Bank of Nova Scotia:
1.05%, 3/2/2026 (b)	250,000	232,758
1.30%, 9/15/2026	829,000	759,886
1.35%, 6/24/2026	101,000	93,466
1.95%, 2/2/2027	470,000	433,509
2.45%, 2/2/2032 (b)	115,000	94,851
2.70%, 8/3/2026 (b)	672,000	636,612
4.50%, 12/16/2025	479,000	471,494
4.75%, 2/2/2026	300,000	296,946
4.85%, 2/1/2030 (b)	155,000	152,387
5.25%, 6/12/2028 (b)	201,000	201,850
Series GMTN, 5.40%, 6/4/2027	250,000	251,225
Series GMTN, 5.45%, 8/1/2029	295,000	297,835
5.65%, 2/1/2034 (b)	520,000	528,294

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
BankUnited, Inc. 4.88%, 11/17/2025	$247,000	$242,495
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	336,000	310,766
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	952,000	787,828
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	213,000	152,666
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	308,000	264,664
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b) (d)	140,000	107,996
4.34%, 1/10/2028	250,000	240,425
4.38%, 1/12/2026	755,000	742,580
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	756,800	740,574
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	535,000	511,738
5.25%, 8/17/2045 (b)	900,000	847,377
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (d)	404,000	401,342
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (d)	579,000	577,610
SOFR + 1.49%, 5.67%, 3/12/2028 (b) (d)	225,000	225,304
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	660,000	661,901
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (d)	300,000	299,328
SOFR + 2.21%, 5.83%, 5/9/2027 (d)	740,000	740,770
SOFR + 2.98%, 6.22%, 5/9/2034 (b) (d)	1,413,000	1,448,226
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	380,000	386,278
SOFR + 2.62%, 6.69%, 9/13/2034 (d)	440,000	466,330
SOFR + 3.57%, 7.12%, 6/27/2034 (b) (d)	800,000	850,400
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (d)	472,000	480,406
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	674,000	709,432
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (d)	677,000	744,659
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	354,000	334,148
1.25%, 6/22/2026	100,000	92,586
3.60%, 4/7/2032	344,000	304,368
3.95%, 8/4/2025	540,000	530,939
5.00%, 4/28/2028 (b)	550,000	545,831
5.24%, 6/28/2027	500,000	499,245
5.99%, 10/3/2028 (b)	210,000	215,832
Security Description	Principal Amount	Value
6.09%, 10/3/2033	$535,000	$554,062
Citibank NA:
5.49%, 12/4/2026	607,000	609,999
5.80%, 9/29/2028	1,430,000	1,468,824
5.86%, 9/29/2025	570,000	572,856
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (d)	180,000	167,940
SOFR + 0.77%, 1.46%, 6/9/2027 (d)	1,122,000	1,040,139
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	526,000	432,651
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	840,000	699,964
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	599,000	513,906
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	953,000	829,043
SOFR + 1.38%, 2.90%, 11/3/2042 (d)	293,000	204,177
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	339,000	301,934
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	1,991,000	1,688,388
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	680,000	641,811
3.20%, 10/21/2026	1,463,000	1,394,473
3.40%, 5/1/2026	688,000	664,367
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (d)	550,000	519,843
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	1,018,000	970,276
3.70%, 1/12/2026	1,110,000	1,081,218
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	930,000	828,974
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (d)	644,000	538,732
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	721,000	696,320
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	1,141,000	1,076,522
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	704,000	674,692
4.13%, 7/25/2028	672,000	644,616
4.30%, 11/20/2026	524,000	511,539
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	605,000	576,607
4.45%, 9/29/2027	1,201,500	1,171,270
4.60%, 3/9/2026	380,000	373,954
4.65%, 7/30/2045	442,000	385,831
4.65%, 7/23/2048	616,000	537,010

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.75%, 5/18/2046	$40,000	$34,294
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	751,000	722,026
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	455,000	452,243
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	750,000	744,277
5.50%, 9/13/2025	581,000	580,355
SOFR + 1.55%, 5.61%, 9/29/2026 (d)	820,000	819,697
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	765,000	758,276
5.88%, 1/30/2042	356,600	365,857
6.00%, 10/31/2033 (b)	503,000	516,616
SOFR + 2.66%, 6.17%, 5/25/2034 (b) (d)	780,000	793,377
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	585,000	613,255
6.63%, 6/15/2032	100,000	106,688
6.68%, 9/13/2043 (b)	806,000	876,992
8.13%, 7/15/2039	492,000	614,592
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (d)	234,000	225,899
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	100,000	84,731
2.64%, 9/30/2032 (b)	568,000	435,366
3.25%, 4/30/2030	318,000	279,862
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (d)	448,000	415,766
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (d)	305,000	274,424
Comerica, Inc.:
4.00%, 2/1/2029	235,000	215,521
SOFR + 2.16%, 5.98%, 1/30/2030 (d)	150,000	147,827
Commonwealth Bank of Australia 5.50%, 9/12/2025	588,000	589,946
Cooperatieve Rabobank UA:
4.38%, 8/4/2025	576,000	567,084
4.80%, 1/9/2029 (b)	500,000	495,400
5.04%, 3/5/2027	750,000	748,777
5.25%, 5/24/2041	548,000	541,566
5.50%, 10/5/2026	450,000	452,839
5.75%, 12/1/2043	545,000	537,130
Deutsche Bank AG:
1.69%, 3/19/2026	100,000	94,042
SOFR + 1.87%, 2.13%, 11/24/2026 (d)	772,000	732,697
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	638,000	589,710
SOFR + 1.72%, 3.04%, 5/28/2032 (b) (d)	441,000	370,083
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	638,300	561,295
Security Description	Principal Amount	Value
SOFR + 2.76%, 3.73%, 1/14/2032 (d)	$335,000	$283,048
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	539,000	443,915
4.10%, 1/13/2026	500,000	489,200
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	367,000	344,866
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	270,000	269,490
SOFR + 3.19%, 6.12%, 7/14/2026 (d)	384,000	384,468
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	422,000	435,373
SOFR + 2.51%, 6.82%, 11/20/2029 (d)	367,000	381,555
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	359,000	365,426
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	700,000	716,989
Discover Bank:
2.70%, 2/6/2030	128,300	110,162
3.45%, 7/27/2026	501,000	478,510
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	196,000	179,640
2.55%, 5/5/2027	230,000	213,061
SOFR + 1.66%, 4.34%, 4/25/2033 (d)	275,000	250,781
SOFR + 2.13%, 4.77%, 7/28/2030 (d)	360,000	346,241
SOFR + 1.84%, 5.63%, 1/29/2032 (d)	145,000	143,679
SOFR + 2.34%, 6.34%, 7/27/2029 (d)	355,000	364,013
SOFR + 2.19%, 6.36%, 10/27/2028 (d)	387,000	395,421
8.25%, 3/1/2038	720,000	851,141
Fifth Third Bank NA 3.95%, 7/28/2025	187,000	183,699
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	89,000	90,680
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (d)	1,000,000	996,410
SOFR + 0.75%, 5.41%, 5/21/2027 (d)	505,000	504,404
Goldman Sachs Capital I 6.35%, 2/15/2034	357,000	368,738
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (d)	645,000	603,004
SOFR + 0.80%, 1.43%, 3/9/2027 (d)	574,000	535,548
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	724,000	664,813

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	$1,267,000	$1,169,960
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	817,000	663,731
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	2,532,000	2,080,823
2.60%, 2/7/2030 (b)	521,500	456,933
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	1,338,000	1,124,709
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	1,040,000	969,946
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	999,000	830,798
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	1,463,000	1,251,362
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	812,000	601,538
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	469,000	353,790
3.50%, 11/16/2026	1,470,000	1,410,950
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	210,000	200,754
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	466,000	445,715
3.75%, 2/25/2026	741,000	722,127
3.80%, 3/15/2030 (b)	567,000	530,066
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	800,000	758,896
3.85%, 1/26/2027	1,128,000	1,090,144
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	645,000	548,637
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	819,500	788,851
4.25%, 10/21/2025	724,000	711,359
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	690,000	609,601
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	664,000	648,615
Series MTN, 4.80%, 7/8/2044	775,000	699,306
5.15%, 5/22/2045 (b)	570,000	533,053
SOFR + 1.08%, 5.80%, 8/10/2026 (d)	435,000	435,239
5.95%, 1/15/2027	321,000	326,374
6.13%, 2/15/2033	250,000	264,773
6.25%, 2/1/2041	949,000	1,008,009
6.45%, 5/1/2036	380,000	404,822
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	770,000	804,103
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (d)	820,000	881,926
6.75%, 10/1/2037	1,692,000	1,826,971
Security Description	Principal Amount	Value
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	$478,000	$429,239
SOFR + 1.29%, 2.21%, 8/17/2029 (b) (d)	686,000	602,919
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	1,148,000	961,312
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	339,300	293,033
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	512,000	425,974
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	892,000	833,190
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	1,536,000	1,479,875
4.25%, 8/18/2025	777,000	763,076
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (d)	417,000	409,648
4.38%, 11/23/2026	424,000	413,175
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	1,072,000	1,036,142
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	502,000	493,782
4.95%, 3/31/2030	878,000	862,846
SOFR + 2.61%, 5.21%, 8/11/2028 (b) (d)	745,000	739,792
5.25%, 3/14/2044 (b)	318,000	294,843
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (d)	448,000	442,409
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	900,000	901,674
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (d)	500,000	502,700
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	855,000	857,180
SOFR + 1.57%, 5.89%, 8/14/2027 (d)	735,000	740,116
SOFR + 1.97%, 6.16%, 3/9/2029 (b) (d)	316,000	323,186
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (d)	1,000,000	1,041,260
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	900,000	940,914
6.50%, 5/2/2036	395,000	412,712
6.50%, 9/15/2037	493,000	510,891
6.50%, 9/15/2037 (b)	435,000	445,897
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (d)	750,000	774,292
SOFR + 3.03%, 7.34%, 11/3/2026 (d)	670,000	684,479
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	1,215,000	1,284,984

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 3.02%, 7.40%, 11/13/2034 (b) (d)	$500,000	$542,390
7.63%, 5/17/2032	100,000	109,505
SOFR + 4.25%, 8.11%, 11/3/2033 (b) (d)	580,000	655,632
HSBC USA, Inc. 5.29%, 3/4/2027	970,000	972,910
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (d)	215,000	163,540
SOFR + 2.05%, 5.02%, 5/17/2033 (d)	262,000	247,758
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	598,000	588,833
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	500,000	510,355
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (d)	244,000	237,505
5.65%, 1/10/2030	245,000	244,892
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027 (b)	224,000	213,765
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (d)	507,000	474,253
SOFR + 1.32%, 2.73%, 4/1/2032 (d)	269,000	227,023
3.95%, 3/29/2027	845,000	816,397
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	688,000	663,397
4.05%, 4/9/2029 (b)	150,000	142,473
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (d)	336,000	310,229
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	500,000	494,055
SOFR + 1.56%, 6.08%, 9/11/2027 (d)	230,000	232,473
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	390,000	401,911
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (d)	979,000	912,203
SOFR + 0.80%, 1.05%, 11/19/2026 (d)	1,596,000	1,499,634
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	1,355,000	1,244,229
SOFR + 0.89%, 1.58%, 4/22/2027 (d)	290,000	270,773
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	375,000	304,511
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	1,006,000	818,924
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	610,000	542,558
Security Description	Principal Amount	Value
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	$419,000	$384,638
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	731,000	631,803
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	941,000	642,195
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	742,000	618,650
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b) (d)	1,078,000	910,177
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	978,000	865,227
2.95%, 10/1/2026	898,000	855,489
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	307,000	289,191
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	141,000	123,571
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	1,375,000	1,172,132
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	590,000	441,432
SOFR + 2.44%, 3.11%, 4/22/2051 (b) (d)	491,000	334,577
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	447,000	331,795
3.20%, 6/15/2026	651,000	626,933
3.30%, 4/1/2026	649,000	628,316
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	454,000	320,088
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	607,000	574,003
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	767,000	731,940
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	942,000	880,261
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	703,000	677,319
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	836,000	717,363
3.90%, 7/15/2025	937,000	922,692
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	1,499,000	1,181,362
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (d)	391,000	381,972

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	$979,000	$778,139
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	757,000	724,449
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	544,000	437,757
4.13%, 12/15/2026	903,000	879,558
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	803,000	772,831
4.25%, 10/1/2027	325,000	316,830
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	854,000	715,686
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	305,000	297,424
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (d)	540,000	524,000
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	847,000	816,660
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	833,000	808,626
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	610,000	580,384
4.85%, 2/1/2044	120,000	111,972
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	666,000	658,847
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	1,994,000	1,937,031
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	400,000	396,740
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	525,000	522,307
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	765,000	767,670
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	455,000	452,634
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,330,000	1,324,188
5.40%, 1/6/2042	428,000	425,428
5.50%, 10/15/2040	248,000	249,022
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	315,000	317,564
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	215,000	218,406
5.60%, 7/15/2041	636,000	647,238
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	1,295,000	1,320,576
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	240,000	246,370
SOFR + 1.33%, 6.07%, 10/22/2027 (b) (d)	650,000	661,212
Security Description	Principal Amount	Value
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	$725,000	$748,910
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	870,000	922,696
6.40%, 5/15/2038	772,000	853,276
7.63%, 10/15/2026	742,000	781,742
8.00%, 4/29/2027	1,302,000	1,398,062
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	999,530
KeyBank NA:
4.15%, 8/8/2025 (b)	415,000	406,995
4.39%, 12/14/2027 (b)	125,000	118,766
4.70%, 1/26/2026	147,000	144,109
4.90%, 8/8/2032 (b)	276,000	245,905
5.00%, 1/26/2033	409,000	377,016
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (b)	277,000	251,677
Series MTN, 2.55%, 10/1/2029 (b)	293,500	249,014
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (d)	325,000	296,186
SOFR + 2.42%, 6.40%, 3/6/2035 (d)	650,000	659,243
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,579,000	1,455,506
3.00%, 5/20/2027 (b)	1,500,000	1,434,765
3.63%, 4/1/2026	1,665,000	1,630,235
3.75%, 2/15/2028	1,175,000	1,144,062
3.88%, 6/15/2028	540,000	527,855
4.00%, 3/15/2029 (b)	310,000	304,073
4.13%, 7/15/2033	1,000,000	972,280
4.38%, 3/1/2027	650,000	645,463
4.38%, 2/28/2034	2,525,000	2,504,017
4.63%, 8/7/2026	920,000	917,139
4.75%, 10/29/2030 (b)	615,000	625,141
5.13%, 9/29/2025	910,000	910,555
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	452,000	425,237
3.88%, 9/28/2027 (b)	365,000	356,791
Series 44, 3.88%, 6/14/2028	285,000	278,055
Series MTN, 5.00%, 10/24/2033	1,165,000	1,206,113
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (d)	95,000	88,233
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	700,000	486,934
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	790,000	743,161
3.75%, 1/11/2027 (b)	564,000	542,529

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	$1,000,000	$956,340
4.34%, 1/9/2048 (b)	302,000	235,693
4.38%, 3/22/2028	464,000	449,314
4.55%, 8/16/2028	354,000	343,709
4.58%, 12/10/2025	390,908	383,762
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (b) (d)	569,000	562,559
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (d)	475,000	453,720
5.30%, 12/1/2045	155,000	141,286
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (d)	650,000	647,127
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (d)	487,000	490,901
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (d)	190,000	192,542
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (d)	315,000	316,802
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (b) (d)	430,000	397,845
SOFR + 2.26%, 6.08%, 3/13/2032 (b) (d)	305,000	303,994
SOFR + 2.80%, 7.41%, 10/30/2029 (d)	367,000	386,102
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	105,000	97,889
4.65%, 1/27/2026 (b)	420,000	412,209
5.40%, 11/21/2025	219,000	217,883
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	558,000	534,653
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (d)	791,000	731,802
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	260,000	239,364
2.05%, 7/17/2030	230,000	192,016
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b) (d)	732,000	601,843
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	703,000	653,249
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (d)	229,000	189,598
2.56%, 2/25/2030	174,000	151,575
2.76%, 9/13/2026	283,000	268,140
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b) (d)	1,492,000	1,260,606
3.20%, 7/18/2029	679,000	618,881
3.29%, 7/25/2027 (b)	130,000	123,223
3.74%, 3/7/2029 (b)	613,000	579,040
3.75%, 7/18/2039 (b)	471,000	393,379
3.85%, 3/1/2026	424,000	413,824
3.96%, 3/2/2028 (b)	133,000	127,962
4.15%, 3/7/2039 (b)	443,000	391,249
Security Description	Principal Amount	Value
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b) (d)	$553,000	$549,245
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (d)	615,000	605,873
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (d)	500,000	498,800
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (d)	444,000	444,648
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (b) (d)	565,000	567,503
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (d)	345,000	346,932
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	500,000	497,920
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (d)	279,000	258,156
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b) (d)	452,500	370,190
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	478,300	398,433
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b) (d)	309,800	251,496
2.56%, 9/13/2031	64,300	52,270
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (d)	172,000	147,055
2.84%, 9/13/2026	224,000	212,177
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (d)	285,000	256,671
3.17%, 9/11/2027	272,000	255,201
4.02%, 3/5/2028 (b)	200,000	192,268
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (d)	159,000	152,260
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (d) (e)	200,000	199,706
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (d)	390,000	390,823
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (b) (d)	200,000	198,996
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d) (e)	250,000	248,968
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	265,000	267,724
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b) (d)	200,000	201,518
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	535,000	542,378
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (d)	1,060,000	1,074,702
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	734,000	743,990

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (d)	$787,000	$736,223
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	1,027,000	949,718
SOFR + 0.88%, 1.59%, 5/4/2027 (d)	1,155,000	1,076,587
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (d)	205,000	164,767
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (d)	340,000	273,238
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	798,300	653,057
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	570,000	531,365
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	1,338,000	1,058,907
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	1,056,000	873,608
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	1,085,000	951,122
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	756,000	642,683
Series MTN, 3.13%, 7/27/2026	1,204,000	1,151,229
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	450,000	337,302
3.59%, 7/22/2028 (d)	1,460,000	1,388,197
3.63%, 1/20/2027	2,685,000	2,588,528
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	1,278,000	1,216,771
Series GMTN, 3.88%, 1/27/2026	943,000	921,811
3.95%, 4/23/2027	1,274,000	1,230,442
3.97%, 7/22/2038 (d)	500,000	423,255
Series GMTN, 4.00%, 7/23/2025	652,000	642,227
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	620,000	602,801
4.30%, 1/27/2045	535,000	455,130
Series GMTN, 4.35%, 9/8/2026	923,000	902,666
Series MTN, 4.38%, 1/22/2047	264,000	226,018
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	636,300	615,130
SOFR + 1.67%, 4.68%, 7/17/2026 (d)	717,000	709,995
SOFR + 2.08%, 4.89%, 7/20/2033 (d)	293,000	282,487
5.00%, 11/24/2025	628,000	623,409
Security Description	Principal Amount	Value
SOFR + 1.30%, 5.05%, 1/28/2027 (d)	$605,000	$601,672
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	360,000	358,585
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	687,000	684,616
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	430,000	428,706
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	923,000	908,952
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	458,000	438,649
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	645,000	641,569
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	415,000	417,465
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	355,000	354,180
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	185,000	186,785
SOFR + 1.26%, 5.66%, 4/18/2030 (b) (d)	400,000	406,676
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	455,000	466,944
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	535,000	529,934
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	577,000	573,717
SOFR + 1.77%, 6.14%, 10/16/2026 (d)	194,000	195,300
Series MTN, 6.25%, 8/9/2026	398,000	405,001
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	860,000	886,729
SOFR + 2.56%, 6.34%, 10/18/2033 (b) (d)	2,318,000	2,460,974
6.38%, 7/24/2042	350,000	384,766
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	625,000	652,012
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	560,000	604,834
7.25%, 4/1/2032	982,000	1,114,010
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	460,000	456,555
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	415,000	417,863
5.88%, 10/30/2026	640,000	647,648
National Australia Bank Ltd.:
2.50%, 7/12/2026	342,000	324,760
3.38%, 1/14/2026	687,000	668,877
4.75%, 12/10/2025	450,000	447,327
4.79%, 1/10/2029 (b)	500,000	496,845
4.90%, 6/13/2028 (b)	565,000	564,294
4.94%, 1/12/2028	158,000	157,995
4.97%, 1/12/2026	422,000	420,017
5.09%, 6/11/2027	340,000	340,677

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
National Bank of Canada:
5.60%, 12/18/2028	$325,000	$328,166
SOFR + 1.04%, 5.60%, 7/2/2027 (d) (e)	250,000	249,908
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (d)	607,000	562,046
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b) (d)	250,000	209,390
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (d)	428,000	400,450
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b) (d)	439,000	419,653
4.80%, 4/5/2026	636,000	628,145
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	615,000	601,378
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (d)	581,000	571,088
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (d)	570,000	570,650
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	620,000	622,530
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (d)	545,000	551,943
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (b) (d)	405,000	405,944
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	52,000	44,165
3.15%, 5/3/2029	174,000	160,722
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	446,000	421,309
3.65%, 8/3/2028 (b)	117,000	111,841
3.95%, 10/30/2025	305,000	298,915
4.00%, 5/10/2027	551,000	537,925
6.13%, 11/2/2032 (b)	156,000	163,611
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	165,000	162,905
Series MTN, 4.13%, 1/18/2029	425,000	418,429
4.63%, 11/3/2025	450,000	447,354
5.00%, 10/23/2026	275,000	276,427
PNC Bank NA:
3.10%, 10/25/2027	320,000	299,293
3.25%, 1/22/2028	100,000	93,519
4.05%, 7/26/2028 (b)	416,000	395,250
4.20%, 11/1/2025	462,000	453,037
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (d)	100,000	82,743
2.55%, 1/22/2030 (b)	614,300	538,545
2.60%, 7/23/2026	100,000	94,695
Security Description	Principal Amount	Value
3.15%, 5/19/2027 (b)	$1,497,000	$1,421,222
3.45%, 4/23/2029	450,000	417,271
SOFR + 1.85%, 4.63%, 6/6/2033 (b) (d)	300,000	278,013
SOFR + 1.09%, 4.76%, 1/26/2027 (d)	220,000	217,362
SOFR + 1.93%, 5.07%, 1/24/2034 (b) (d)	545,000	526,508
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	262,000	262,225
SOFR + 1.20%, 5.49%, 5/14/2030 (d)	250,000	251,450
SOFR + 1.84%, 5.58%, 6/12/2029 (b) (d)	920,000	929,964
SOFR + 1.90%, 5.68%, 1/22/2035 (b) (d)	375,000	376,924
SOFR + 1.95%, 5.94%, 8/18/2034 (d)	300,000	307,380
SOFR + 2.14%, 6.04%, 10/28/2033 (b) (d)	514,000	529,816
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	375,000	384,038
SOFR + 2.28%, 6.88%, 10/20/2034 (b) (d)	272,000	296,358
Regions Bank 6.45%, 6/26/2037	100,000	101,916
Regions Financial Corp.:
1.80%, 8/12/2028 (b)	101,500	87,660
SOFR + 1.49%, 5.72%, 6/6/2030 (b) (d)	250,000	249,788
7.38%, 12/10/2037	125,000	134,944
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	727,000	680,218
1.20%, 4/27/2026	550,000	511,054
Series GMTN, 1.40%, 11/2/2026	528,000	483,437
Series GMTN, 2.30%, 11/3/2031 (b)	395,000	327,013
3.63%, 5/4/2027 (b)	315,000	302,343
3.88%, 5/4/2032	100,000	91,549
Series GMTN, 4.24%, 8/3/2027	330,000	321,212
Series GMTN, 4.65%, 1/27/2026	534,000	526,679
Series GMTN, 4.88%, 1/12/2026	390,000	387,192
Series GMTN, 4.90%, 1/12/2028	375,000	372,240
Series GMTN, 4.95%, 2/1/2029 (b)	585,000	582,514
Series GMTN, 5.00%, 2/1/2033	250,000	246,390
Series GMTN, 5.00%, 5/2/2033 (b)	150,000	147,899
Series GMTN, 5.20%, 8/1/2028	525,000	528,502

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 6.00%, 11/1/2027	$670,000	$686,737
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b) (d)	319,000	293,952
3.24%, 10/5/2026	299,000	283,353
4.40%, 7/13/2027	684,000	661,065
4.50%, 7/17/2025	257,000	253,338
SOFR + 2.50%, 6.17%, 1/9/2030 (b) (d)	500,000	504,280
SOFR + 2.14%, 6.34%, 5/31/2035 (d)	500,000	498,980
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (d)	455,000	463,176
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (d)	301,000	286,486
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	687,000	634,032
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	352,000	332,492
SOFR + 2.60%, 6.53%, 1/10/2029 (d)	550,000	564,729
SOFR + 2.75%, 6.83%, 11/21/2026 (d)	345,000	349,457
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	665,000	621,509
1.40%, 9/17/2026	395,000	362,693
1.47%, 7/8/2025	1,355,000	1,300,976
1.71%, 1/12/2031	273,000	218,736
1.90%, 9/17/2028	615,000	538,752
2.13%, 7/8/2030	826,000	690,478
2.14%, 9/23/2030	300	250
2.17%, 1/14/2027	234,000	217,091
2.63%, 7/14/2026	476,000	450,958
2.72%, 9/27/2029	244,000	216,028
2.75%, 1/15/2030 (b)	972,000	852,726
3.01%, 10/19/2026	312,000	296,269
3.04%, 7/16/2029	850,000	766,351
3.36%, 7/12/2027 (b)	134,000	127,116
3.78%, 3/9/2026	319,000	310,620
5.46%, 1/13/2026	800,000	799,912
5.52%, 1/13/2028 (b)	975,000	985,208
5.71%, 1/13/2030	460,000	468,952
5.77%, 1/13/2033 (b)	610,000	626,836
5.78%, 7/13/2033	475,000	488,661
5.81%, 9/14/2033 (b)	500,000	518,455
6.18%, 7/13/2043 (b)	655,000	714,657
SVB Financial Group 3.13%, 6/5/2030 (f)	500	302
Synchrony Bank:
5.40%, 8/22/2025	360,000	357,264
5.63%, 8/23/2027	445,000	440,452
Security Description	Principal Amount	Value
Synovus Bank 5.63%, 2/15/2028	$373,000	$361,500
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	855,000	809,181
Series MTN, 0.75%, 1/6/2026	475,000	444,006
Series MTN, 1.20%, 6/3/2026	545,000	504,795
Series MTN, 1.25%, 9/10/2026	593,000	543,935
1.95%, 1/12/2027 (b)	528,000	490,111
Series MTN, 2.00%, 9/10/2031 (b)	311,000	253,176
Series GMTN, 2.45%, 1/12/2032	523,000	430,507
Series MTN, 3.20%, 3/10/2032	395,000	341,841
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (d)	258,000	245,546
4.46%, 6/8/2032 (b)	200,000	188,474
Series MTN, 4.69%, 9/15/2027	552,000	543,886
Series GMTN, 4.98%, 4/5/2027 (b)	350,000	348,219
5.10%, 1/9/2026	210,000	209,202
5.16%, 1/10/2028	300,000	299,721
5.26%, 12/11/2026	130,000	129,860
Series MTN, 5.52%, 7/17/2028	650,000	657,722
Truist Bank:
2.25%, 3/11/2030	300,000	250,161
3.30%, 5/15/2026	386,000	369,830
4.05%, 11/3/2025	255,000	250,614
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (b)	232,000	221,064
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (d)	320,000	297,414
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b) (d)	301,000	263,634
Series MTN, 3.88%, 3/19/2029 (b)	808,000	753,508
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (d)	445,000	437,720
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	299,000	293,280
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (d)	256,000	237,243
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (d)	552,000	528,385
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b) (d)	280,000	279,124
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	255,000	253,937
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	1,355,000	1,366,463

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (d)	$202,000	$202,473
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (d)	558,000	561,917
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	283,000	289,314
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	530,000	562,749
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	319,000	257,006
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (d)	295,000	272,739
Series V, 2.38%, 7/22/2026	360,000	339,800
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	340,000	267,903
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (d)	244,000	201,710
Series MTN, 3.10%, 4/27/2026	377,000	361,475
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	1,032,000	1,009,059
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (d)	475,000	465,034
SOFR + 1.60%, 4.84%, 2/1/2034 (b) (d)	704,000	667,089
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (d)	454,000	430,260
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	500,000	502,340
SOFR + 1.43%, 5.73%, 10/21/2026 (d)	798,000	799,612
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	280,000	284,276
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	773,000	783,768
SOFR + 2.09%, 5.85%, 10/21/2033 (d)	725,000	736,506
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	505,000	519,832
UBS AG:
1.25%, 8/7/2026	160,000	147,000
5.00%, 7/9/2027	900,000	892,692
5.65%, 9/11/2028	1,270,000	1,292,631
5.80%, 9/11/2025	320,000	321,082
7.50%, 2/15/2028	794,000	849,524
UBS Group AG 4.55%, 4/17/2026	412,000	404,947
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,040,283
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	769,000	708,534
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	965,000	834,879
3.00%, 4/22/2026	2,609,000	2,501,953
Security Description	Principal Amount	Value
3.00%, 10/23/2026	$1,253,000	$1,190,413
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	1,178,700	864,553
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (d)	583,000	558,327
Series MTN, 3.30%, 9/9/2024	596,300	593,348
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b) (d)	1,211,000	1,051,269
Series MTN, 3.55%, 9/29/2025	611,000	596,513
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	1,315,000	1,252,314
3.90%, 5/1/2045	735,000	580,113
Series MTN, 4.10%, 6/3/2026	533,400	519,820
Series MTN, 4.15%, 1/24/2029	807,000	775,680
Series GMTN, 4.30%, 7/22/2027	554,000	539,463
Series MTN, 4.40%, 6/14/2046	668,000	539,223
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	464,500	444,972
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	1,165,000	996,727
Series MTN, 4.65%, 11/4/2044	471,000	397,873
Series MTN, 4.75%, 12/7/2046	153,000	129,533
Series GMTN, 4.90%, 11/17/2045	839,000	730,324
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (d)	2,427,000	2,336,352
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,389,000	1,266,296
SOFR + 1.50%, 5.20%, 1/23/2030 (b) (d)	485,000	482,914
5.38%, 11/2/2043	1,504,000	1,409,729
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	1,586,000	1,568,713
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	745,000	743,205
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	1,050,000	1,049,853
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	1,290,000	1,302,010
5.61%, 1/15/2044	1,595,300	1,531,663
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	725,000	752,021
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	945,000	1,008,022

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series B, 7.95%, 11/15/2029	$200,000	$222,394
Wells Fargo Bank NA:
4.81%, 1/15/2026	575,000	571,193
5.25%, 12/11/2026	610,000	610,396
5.45%, 8/7/2026	707,000	709,178
5.55%, 8/1/2025	480,000	480,720
5.85%, 2/1/2037	304,000	311,813
Westpac Banking Corp.:
1.15%, 6/3/2026	981,000	911,241
2.15%, 6/3/2031 (b)	260,000	217,490
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	550,000	454,272
2.70%, 8/19/2026 (b)	230,000	218,875
2.85%, 5/13/2026	173,000	165,895
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (d)	474,000	389,201
3.13%, 11/18/2041 (b)	258,000	180,997
3.35%, 3/8/2027	1,013,000	971,730
3.40%, 1/25/2028	712,000	676,977
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	100,000	92,422
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	404,000	389,872
5.05%, 4/16/2029	750,000	751,875
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (d)	269,000	262,767
5.46%, 11/18/2027	476,000	483,007
6.82%, 11/17/2033 (b)	570,000	612,442
Zions Bancorp NA 3.25%, 10/29/2029	135,000	112,713
		430,626,988
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	2,250,000	2,143,957
4.90%, 2/1/2046	3,797,000	3,496,657
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	133,595
4.70%, 2/1/2036	338,000	320,360
4.90%, 2/1/2046	332,000	303,727
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	285,000	264,748
3.75%, 7/15/2042	150,000	122,000
4.00%, 4/13/2028 (b)	801,000	778,452
4.35%, 6/1/2040	189,000	166,709
4.38%, 4/15/2038	464,000	422,337
4.44%, 10/6/2048	638,000	546,128
4.60%, 4/15/2048	520,500	460,393
4.75%, 1/23/2029	1,208,000	1,200,933
4.75%, 4/15/2058	190,000	168,245
Security Description	Principal Amount	Value
4.90%, 1/23/2031 (b)	$473,000	$475,015
4.95%, 1/15/2042	425,000	398,433
5.45%, 1/23/2039	312,000	316,296
5.55%, 1/23/2049	1,210,000	1,219,014
5.80%, 1/23/2059	430,000	447,647
8.20%, 1/15/2039	230,000	292,452
Brown-Forman Corp. 4.50%, 7/15/2045	95,000	83,391
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	466,511	409,401
1.38%, 3/15/2031 (b)	342,000	274,599
1.45%, 6/1/2027 (b)	606,000	553,793
1.65%, 6/1/2030 (b)	776,000	650,598
2.00%, 3/5/2031	248,000	207,740
2.13%, 9/6/2029 (b)	376,000	331,038
2.25%, 1/5/2032 (b)	350,000	294,829
2.50%, 6/1/2040	478,000	335,322
2.50%, 3/15/2051	410,000	248,624
2.60%, 6/1/2050	371,000	230,547
2.88%, 5/5/2041	439,000	322,489
3.38%, 3/25/2027	837,000	808,308
3.45%, 3/25/2030	734,000	686,356
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	250,000	252,230
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	131,323
2.88%, 5/1/2030	338,000	298,369
3.15%, 8/1/2029	421,200	382,108
3.60%, 2/15/2028	545,000	516,502
3.75%, 5/1/2050	373,000	274,748
4.10%, 2/15/2048	100,000	78,787
4.35%, 5/9/2027	128,000	124,940
4.50%, 5/9/2047	251,000	209,572
4.65%, 11/15/2028 (b)	123,000	120,353
5.00%, 2/2/2026 (b)	369,000	368,059
5.25%, 11/15/2048	459,000	427,393
Diageo Capital PLC:
1.38%, 9/29/2025	250,000	237,953
2.00%, 4/29/2030	319,400	272,289
2.13%, 4/29/2032	503,000	408,039
3.88%, 5/18/2028 (b)	285,000	274,404
5.20%, 10/24/2025	160,000	159,733
5.30%, 10/24/2027	390,000	393,366
5.50%, 1/24/2033	250,000	256,853
5.63%, 10/5/2033 (b)	250,000	259,553
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	118,012
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	221,000	158,274
4.38%, 5/10/2043	1,000	851
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	122,000	115,090
3.20%, 5/1/2030 (b)	376,000	338,938
3.35%, 3/15/2051	325,000	221,855

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.40%, 11/15/2025	$460,000	$447,654
4.05%, 4/15/2032 (b)	493,000	457,686
4.42%, 12/15/2046	362,000	303,834
4.50%, 11/15/2045	188,000	160,163
4.60%, 5/25/2028	290,000	284,157
5.05%, 3/15/2029 (b)	415,000	414,423
5.30%, 3/15/2034 (b)	500,000	497,485
Molson Coors Beverage Co.:
3.00%, 7/15/2026	775,000	742,000
4.20%, 7/15/2046 (b)	450,000	359,316
5.00%, 5/1/2042 (b)	414,000	378,764
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (b)	490,000	484,296
4.65%, 2/16/2027	500,000	496,090
4.70%, 2/16/2034 (b)	500,000	486,765
PepsiCo, Inc.:
1.40%, 2/25/2031	122,500	98,417
1.63%, 5/1/2030 (b)	530,000	443,668
1.95%, 10/21/2031 (b)	475,000	391,158
2.38%, 10/6/2026 (b)	515,000	486,716
2.63%, 10/21/2041	748,000	522,029
2.75%, 10/21/2051 (b)	471,000	298,708
3.00%, 10/15/2027	589,000	556,905
3.45%, 10/6/2046	671,000	505,028
3.60%, 2/18/2028	645,000	620,148
3.63%, 3/19/2050	265,000	201,411
3.90%, 7/18/2032	360,000	336,089
4.00%, 3/5/2042	100,000	85,336
4.20%, 7/18/2052	600,000	500,268
4.45%, 2/15/2033 (b)	197,000	195,611
4.45%, 4/14/2046	100,000	88,310
4.55%, 2/13/2026 (b)	130,000	129,141
4.65%, 2/15/2053 (b)	368,000	332,473
7.00%, 3/1/2029 (b)	150,000	163,845
		36,981,621
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	761,050
2.00%, 1/15/2032 (b)	150,000	120,785
2.20%, 2/21/2027	740,000	686,528
2.45%, 2/21/2030	475,000	414,281
2.60%, 8/19/2026	339,000	321,199
2.77%, 9/1/2053	246,000	147,012
2.80%, 8/15/2041	340,000	238,731
3.15%, 2/21/2040	294,000	219,730
3.20%, 11/2/2027	653,000	615,433
3.35%, 2/22/2032 (b)	650,000	576,680
3.38%, 2/21/2050 (b)	286,000	200,909
4.05%, 8/18/2029 (b)	250,000	239,115
4.20%, 3/1/2033	255,000	236,204
4.20%, 2/22/2052	690,000	545,210
4.40%, 5/1/2045	670,000	563,517
4.40%, 2/22/2062	822,000	653,260
4.56%, 6/15/2048	524,000	443,068
Security Description	Principal Amount	Value
4.66%, 6/15/2051 (b)	$657,000	$560,605
4.95%, 10/1/2041	68,000	62,343
5.15%, 3/2/2028	991,000	990,921
5.15%, 11/15/2041	422,000	393,557
5.25%, 3/2/2033	1,100,000	1,096,755
5.51%, 3/2/2026	318,000	317,990
5.60%, 3/2/2043	2,214,000	2,181,609
5.65%, 6/15/2042	218,000	215,696
5.65%, 3/2/2053	1,072,000	1,056,317
5.75%, 3/2/2063	440,000	431,389
6.40%, 2/1/2039	242,000	259,177
Biogen, Inc.:
2.25%, 5/1/2030 (b)	661,000	562,491
4.05%, 9/15/2025	937,000	920,602
5.20%, 9/15/2045	263,000	240,293
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	360,000	340,906
Gilead Sciences, Inc.:
1.20%, 10/1/2027	566,000	501,804
1.65%, 10/1/2030 (b)	293,000	241,288
2.60%, 10/1/2040	312,000	214,584
2.80%, 10/1/2050	316,000	197,942
2.95%, 3/1/2027	473,000	448,991
3.65%, 3/1/2026	1,052,000	1,023,133
4.00%, 9/1/2036	318,000	280,336
4.15%, 3/1/2047 (b)	450,000	365,756
4.60%, 9/1/2035	300,000	283,137
4.75%, 3/1/2046	702,000	624,710
4.80%, 4/1/2044	707,000	636,929
5.25%, 10/15/2033 (b)	200,000	201,330
5.55%, 10/15/2053	400,000	399,280
Illumina, Inc.:
2.55%, 3/23/2031 (b)	176,000	145,374
5.75%, 12/13/2027	306,000	308,797
5.80%, 12/12/2025	100,000	100,101
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	383,000	315,224
Royalty Pharma PLC:
1.20%, 9/2/2025	480,438	456,272
1.75%, 9/2/2027	130,000	116,773
2.15%, 9/2/2031 (b)	221,000	177,518
2.20%, 9/2/2030	163,000	135,916
5.40%, 9/2/2034	500,000	486,710
5.90%, 9/2/2054 (b)	415,000	399,512
		24,674,780
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	123,828
1.85%, 5/15/2027	328,000	301,183
2.70%, 5/15/2040	552,000	394,283
2.80%, 5/15/2050	186,000	119,414
4.60%, 2/8/2029 (b)	500,000	494,840
4.85%, 2/8/2034 (b)	500,000	490,760

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Albemarle Corp.:
5.45%, 12/1/2044	$398,000	$361,066
5.65%, 6/1/2052 (b)	180,000	159,633
Cabot Corp.:
4.00%, 7/1/2029	130,000	122,567
5.00%, 6/30/2032	113,000	110,024
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (b)	348,000	353,192
6.33%, 7/15/2029	498,000	512,322
6.35%, 11/15/2028	400,000	410,900
6.70%, 11/15/2033	570,000	598,950
CF Industries, Inc.:
4.95%, 6/1/2043	370,000	322,536
5.15%, 3/15/2034	252,000	241,734
5.38%, 3/15/2044	636,000	583,409
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	275,000	231,921
3.60%, 11/15/2050	200,000	139,218
4.38%, 11/15/2042	588,000	485,976
4.63%, 10/1/2044	265,000	226,103
4.80%, 11/30/2028 (b)	131,000	129,697
5.15%, 2/15/2034 (b)	500,000	489,500
5.25%, 11/15/2041	769,000	713,817
5.55%, 11/30/2048	100,000	94,958
6.30%, 3/15/2033 (b)	240,000	253,200
7.38%, 11/1/2029 (b)	628,000	691,346
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	880,000	868,173
4.73%, 11/15/2028	591,000	588,606
5.32%, 11/15/2038	288,000	296,009
5.42%, 11/15/2048 (b)	346,000	358,421
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	250,000	242,970
4.65%, 10/15/2044	100,000	83,746
4.80%, 9/1/2042	860,000	748,415
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	151,189
2.70%, 11/1/2026	200,000	189,394
2.70%, 12/15/2051	161,000	99,305
4.80%, 3/24/2030 (b)	363,000	361,363
5.25%, 1/15/2028	755,000	762,467
EIDP, Inc.:
2.30%, 7/15/2030 (b)	188,000	161,804
4.80%, 5/15/2033 (b)	510,000	491,854
FMC Corp.:
3.45%, 10/1/2029 (b)	300,000	269,931
4.50%, 10/1/2049	107,000	81,652
5.65%, 5/18/2033 (b)	680,000	669,820
6.38%, 5/18/2053 (b)	175,000	173,535
Huntsman International LLC:
2.95%, 6/15/2031	150,000	122,767
4.50%, 5/1/2029	516,000	488,833
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	273,000	210,207
Security Description	Principal Amount	Value
5.00%, 9/26/2048	$300,000	$257,772
Linde, Inc.:
1.10%, 8/10/2030	250	201
2.00%, 8/10/2050	105,000	57,264
3.55%, 11/7/2042	366,000	291,504
Lubrizol Corp. 6.50%, 10/1/2034	187,000	208,668
LYB International Finance BV 4.88%, 3/15/2044	289,000	251,262
LYB International Finance III LLC:
1.25%, 10/1/2025	115,429	109,266
3.38%, 10/1/2040	342,000	250,019
3.63%, 4/1/2051 (b)	274,000	188,304
3.80%, 10/1/2060	100,000	67,606
4.20%, 10/15/2049 (b)	258,000	197,920
4.20%, 5/1/2050	319,000	242,504
5.50%, 3/1/2034	290,000	286,920
5.63%, 5/15/2033	500,000	506,195
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	332,000	269,308
Mosaic Co.:
4.05%, 11/15/2027	256,000	245,660
4.88%, 11/15/2041	229,000	200,893
5.38%, 11/15/2028	105,000	105,392
5.45%, 11/15/2033 (b)	100,000	99,076
5.63%, 11/15/2043	100,000	94,563
NewMarket Corp. 2.70%, 3/18/2031	315,000	262,260
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	199,035
3.95%, 5/13/2050	350,000	262,867
4.00%, 12/15/2026	628,000	607,515
4.13%, 3/15/2035	260,000	232,024
4.90%, 3/27/2028 (b)	125,000	123,545
4.90%, 6/1/2043	140,000	124,680
5.20%, 6/21/2027	150,000	149,847
5.40%, 6/21/2034	350,000	344,764
5.63%, 12/1/2040	150,000	145,249
5.88%, 12/1/2036	125,000	128,131
5.95%, 11/7/2025	133,000	133,765
PPG Industries, Inc.:
1.20%, 3/15/2026	385,000	358,608
3.75%, 3/15/2028	428,000	409,129
RPM International, Inc.:
2.95%, 1/15/2032	150,000	125,478
3.75%, 3/15/2027	376,000	360,678
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	245,000	199,053
2.30%, 5/15/2030	163,000	139,781
2.90%, 3/15/2052	107,000	66,869
2.95%, 8/15/2029	464,000	418,222
3.45%, 8/1/2025	317,000	309,864
3.45%, 6/1/2027	739,000	704,230
4.25%, 8/8/2025	175,000	172,660
4.50%, 6/1/2047	305,000	257,484

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Westlake Corp.:
3.13%, 8/15/2051	$341,000	$214,373
3.38%, 6/15/2030	305,000	275,171
3.60%, 8/15/2026 (b)	202,000	194,344
4.38%, 11/15/2047	200,000	161,768
5.00%, 8/15/2046 (b)	215,000	188,209
		27,776,738
COAL — 0.0% (a)
Teck Resources Ltd.:
3.90%, 7/15/2030 (b)	500,000	463,895
6.00%, 8/15/2040	123,000	121,043
6.13%, 10/1/2035	264,000	269,605
		854,543
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	241,000	188,098
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	317,000	256,551
1.70%, 5/15/2028 (b)	175,000	156,209
3.38%, 9/15/2025	419,000	410,071
Block Financial LLC 3.88%, 8/15/2030 (b)	197,000	180,625
California Endowment Series 2021, 2.50%, 4/1/2051	260,000	159,747
California Institute of Technology 4.32%, 8/1/2045 (b)	289,000	257,048
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	210,000	199,424
Cintas Corp. No. 2 3.70%, 4/1/2027	355,000	341,780
Claremont Mckenna College 3.78%, 1/1/2122	125,000	83,190
Duke University:
Series 2020, 2.68%, 10/1/2044	333,000	243,170
Series 2020, 2.83%, 10/1/2055	138,000	89,505
Emory University:
Series 2020, 2.14%, 9/1/2030	154,000	131,262
Series 2020, 2.97%, 9/1/2050 (b)	236,000	161,544
Equifax, Inc.:
2.35%, 9/15/2031 (b)	323,000	265,060
2.60%, 12/15/2025	227,000	217,493
3.10%, 5/15/2030	150,000	133,905
5.10%, 12/15/2027 (b)	425,000	423,389
Security Description	Principal Amount	Value
Ford Foundation Series 2020, 2.82%, 6/1/2070	$255,000	$148,323
George Washington University:
Series 2014, 4.30%, 9/15/2044	130,000	116,099
Series 2015, 4.87%, 9/15/2045 (b)	262,000	249,220
Georgetown University:
Series B, 4.32%, 4/1/2049 (b)	135,000	116,860
Series A, 5.22%, 10/1/2118 (b)	125,000	114,998
Global Payments, Inc.:
1.20%, 3/1/2026	524,000	487,818
2.15%, 1/15/2027	200,000	185,288
2.90%, 5/15/2030	308,000	268,262
2.90%, 11/15/2031 (b)	270,000	225,852
3.20%, 8/15/2029 (b)	542,000	487,296
4.15%, 8/15/2049 (b)	339,000	255,043
4.80%, 4/1/2026 (b)	160,000	158,005
4.95%, 8/15/2027	208,000	205,887
5.30%, 8/15/2029	250,000	248,265
5.95%, 8/15/2052 (b)	344,000	331,516
GXO Logistics, Inc.:
1.65%, 7/15/2026	170,000	156,748
2.65%, 7/15/2031	244,000	198,240
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	161,000	136,130
Series A, 4.71%, 7/1/2032	147,000	144,380
Leland Stanford Junior University:
2.41%, 6/1/2050	447,000	279,321
3.65%, 5/1/2048	285,000	229,482
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	223,000	156,564
3.07%, 4/1/2052	150,000	106,553
3.89%, 7/1/2116	307,000	226,026
4.68%, 7/1/2114	330,000	292,400
5.60%, 7/1/2111	147,000	155,391
Moody's Corp.:
2.00%, 8/19/2031 (b)	229,000	185,998
2.75%, 8/19/2041	250,000	172,692
3.25%, 5/20/2050	200,000	136,746
3.75%, 2/25/2052	359,000	269,702
4.25%, 8/8/2032	441,000	414,430
5.25%, 7/15/2044	144,000	137,879
Northwestern University:
Series 2020, 2.64%, 12/1/2050	150,000	98,459
4.64%, 12/1/2044	436,000	412,892
PayPal Holdings, Inc.:
2.30%, 6/1/2030	305,000	262,828
2.65%, 10/1/2026	538,000	509,179

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.85%, 10/1/2029	$489,000	$441,098
3.25%, 6/1/2050 (b)	311,000	210,507
3.90%, 6/1/2027	100,000	97,048
4.40%, 6/1/2032 (b)	264,000	251,418
5.05%, 6/1/2052 (b)	363,000	331,597
5.15%, 6/1/2034	500,000	493,770
5.25%, 6/1/2062	100,000	91,256
President & Fellows of Harvard College:
3.15%, 7/15/2046	346,000	254,950
3.30%, 7/15/2056	372,500	267,302
4.61%, 2/15/2035	105,000	102,770
Quanta Services, Inc.:
2.35%, 1/15/2032	100,000	81,319
2.90%, 10/1/2030 (b)	250,000	220,140
3.05%, 10/1/2041 (b)	286,000	201,141
RELX Capital, Inc.:
3.00%, 5/22/2030	348,000	312,222
4.00%, 3/18/2029	300,000	288,291
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	245,000	151,898
S&P Global, Inc.:
1.25%, 8/15/2030	214,000	172,886
2.30%, 8/15/2060	241,000	122,650
2.45%, 3/1/2027	419,000	391,744
2.90%, 3/1/2032	405,000	350,054
3.70%, 3/1/2052	420,000	316,924
4.25%, 5/1/2029 (b)	800,000	776,464
4.75%, 8/1/2028	455,000	451,692
5.25%, 9/15/2033 (b) (c)	160,000	161,427
Thomas Jefferson University 3.85%, 11/1/2057	150,000	112,155
Trustees of Boston College 3.13%, 7/1/2052	199,000	139,975
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	309,000	199,648
5.70%, 3/1/2039 (b)	150,000	159,798
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050	100,000	60,719
3.61%, 2/15/2119 (b)	175,000	119,266
UL Solutions, Inc. 6.50%, 10/20/2028 (c)	150,000	156,086
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	240,000	188,230
University of Southern California:
2.81%, 10/1/2050	428,000	283,469
Series 21A, 2.95%, 10/1/2051 (b)	120,000	81,206
Security Description	Principal Amount	Value
3.03%, 10/1/2039	$504,000	$403,255
Series 2017, 3.84%, 10/1/2047	147,000	120,838
Verisk Analytics, Inc.:
3.63%, 5/15/2050	150,000	107,852
4.13%, 3/15/2029 (b)	400,000	384,656
5.25%, 6/5/2034 (b)	180,000	177,179
Washington University:
Series 2022, 3.52%, 4/15/2054	624,000	477,940
4.35%, 4/15/2122	250,000	202,282
William Marsh Rice University 3.77%, 5/15/2055	145,000	116,238
Yale University Series 2020, 1.48%, 4/15/2030	315,000	263,142
		22,473,345
COMPUTERS — 0.5%
Amdocs Ltd. 2.54%, 6/15/2030	225,000	191,675
Apple, Inc.:
0.55%, 8/20/2025	977,000	927,701
0.70%, 2/8/2026	764,000	713,714
1.20%, 2/8/2028	578,000	511,177
1.40%, 8/5/2028	342,000	301,042
1.65%, 5/11/2030	457,000	384,954
1.65%, 2/8/2031	685,000	566,468
1.70%, 8/5/2031 (b)	305,000	249,426
2.05%, 9/11/2026	406,200	381,917
2.20%, 9/11/2029	797,000	706,939
2.38%, 2/8/2041	174,000	120,284
2.40%, 8/20/2050	384,000	232,343
2.45%, 8/4/2026	813,000	772,228
2.55%, 8/20/2060	159,000	96,618
2.65%, 5/11/2050	811,000	517,888
2.65%, 2/8/2051	912,000	576,284
2.70%, 8/5/2051	585,000	371,229
2.80%, 2/8/2061	588,000	359,086
2.90%, 9/12/2027	318,000	300,415
2.95%, 9/11/2049	549,000	374,956
3.00%, 6/20/2027	555,000	528,543
3.00%, 11/13/2027 (b)	444,000	420,623
3.20%, 5/11/2027	644,000	617,313
3.25%, 2/23/2026	872,000	848,037
3.35%, 2/9/2027	845,000	814,943
3.35%, 8/8/2032 (b)	487,000	441,767
3.45%, 2/9/2045	352,000	273,170
3.75%, 9/12/2047	500,000	398,910
3.75%, 11/13/2047	402,000	319,831
3.85%, 5/4/2043 (b)	1,205,000	1,008,645
3.85%, 8/4/2046	623,000	508,461
3.95%, 8/8/2052 (b)	649,000	526,845
4.10%, 8/8/2062	395,000	319,492
4.25%, 2/9/2047	282,000	246,550
4.38%, 5/13/2045	722,000	642,284

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.45%, 5/6/2044 (b)	$268,000	$247,608
4.50%, 2/23/2036 (b)	547,000	534,102
4.65%, 2/23/2046	812,000	749,305
CGI, Inc.:
1.45%, 9/14/2026	120,000	109,970
2.30%, 9/14/2031	86,000	68,453
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	498,000	493,130
5.25%, 2/1/2028	315,000	317,082
5.30%, 10/1/2029 (b)	502,500	505,259
5.75%, 2/1/2033 (b)	710,000	729,894
5.85%, 7/15/2025	510,000	510,882
6.02%, 6/15/2026	829,000	837,729
6.10%, 7/15/2027	300,000	307,743
DXC Technology Co. 1.80%, 9/15/2026	150,000	137,709
Fortinet, Inc. 1.00%, 3/15/2026	220,000	204,228
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	215,000	201,715
4.90%, 10/15/2025	1,280,000	1,270,195
HP, Inc.:
1.45%, 6/17/2026	190,000	176,227
3.00%, 6/17/2027	489,000	460,012
4.00%, 4/15/2029	200,000	190,454
4.20%, 4/15/2032	270,000	250,128
4.75%, 1/15/2028	130,000	128,639
5.50%, 1/15/2033 (b)	555,000	558,763
6.00%, 9/15/2041 (b)	516,000	527,079
International Business Machines Corp.:
1.95%, 5/15/2030 (b)	405,000	342,411
2.20%, 2/9/2027	100,000	93,036
2.85%, 5/15/2040	645,000	460,794
2.95%, 5/15/2050	675,000	429,124
3.30%, 5/15/2026	1,457,000	1,407,885
3.30%, 1/27/2027	500,000	479,555
3.43%, 2/9/2052	200,000	138,212
3.45%, 2/19/2026	401,000	389,724
3.50%, 5/15/2029	833,000	778,705
4.00%, 7/27/2025	255,000	251,379
4.00%, 6/20/2042	183,000	149,553
4.15%, 5/15/2039	549,000	472,189
4.25%, 5/15/2049	1,254,000	1,019,314
4.50%, 2/6/2026	423,000	418,872
4.50%, 2/6/2028 (b)	270,000	266,128
4.90%, 7/27/2052	440,000	392,722
5.10%, 2/6/2053	200,000	186,654
5.60%, 11/30/2039	150,000	152,309
7.00%, 10/30/2025	100,000	102,217
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028 (b)	474,000	421,249
3.15%, 10/15/2031	300,000	251,454
Security Description	Principal Amount	Value
Leidos, Inc.:
2.30%, 2/15/2031	$390,000	$321,134
4.38%, 5/15/2030	326,000	308,077
5.75%, 3/15/2033	150,000	151,244
NetApp, Inc. 2.70%, 6/22/2030	158,000	137,234
Western Digital Corp. 2.85%, 2/1/2029	227,000	196,707
		35,805,946
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	160,800	150,565
2.70%, 2/15/2031	400,000	344,076
2.72%, 2/15/2030	782,000	690,662
3.38%, 4/5/2040	428,000	331,439
3.58%, 4/5/2050	622,000	451,715
5.90%, 3/15/2034	125,000	130,545
6.20%, 3/15/2054 (b)	180,000	193,115
CRH America Finance, Inc. 5.40%, 5/21/2034	500,000	495,075
Eagle Materials, Inc. 2.50%, 7/1/2031 (b)	100,000	84,512
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	252,000	228,446
5.88%, 6/1/2033	370,000	374,836
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	120,966
4.50%, 2/15/2047	263,000	219,329
4.95%, 7/2/2064 (g)	221,000	190,887
6.00%, 1/15/2036	250,000	259,650
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	100,000	97,545
5.50%, 4/19/2029	250,000	252,847
Lennox International, Inc. 5.50%, 9/15/2028	400,000	404,360
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	95,184
Series CB, 2.50%, 3/15/2030	267,000	231,828
3.20%, 7/15/2051	150,000	99,854
3.50%, 12/15/2027 (b)	451,000	428,549
4.25%, 12/15/2047	257,000	208,825
Masco Corp.:
1.50%, 2/15/2028	138,000	120,968
2.00%, 10/1/2030	485,000	399,199
2.00%, 2/15/2031	275,000	224,098
3.13%, 2/15/2051	107,000	69,342
3.50%, 11/15/2027	120,000	113,390
Mohawk Industries, Inc. 5.85%, 9/18/2028	175,000	178,546

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Owens Corning:
3.88%, 6/1/2030	$211,000	$196,471
3.95%, 8/15/2029 (b)	198,000	187,057
4.30%, 7/15/2047 (b)	326,000	261,921
5.70%, 6/15/2034	330,000	333,151
7.00%, 12/1/2036	90,000	99,899
Trane Technologies Financing Ltd. 5.10%, 6/13/2034 (b)	250,000	249,045
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	360,000	367,301
Vulcan Materials Co.:
3.50%, 6/1/2030	702,000	640,975
3.90%, 4/1/2027	145,000	140,335
4.70%, 3/1/2048	395,000	342,240
		10,008,748
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	741,562
5.05%, 3/22/2028	540,000	542,835
5.05%, 3/22/2053	337,000	317,703
5.10%, 3/22/2043	240,000	231,552
Unilever Capital Corp.:
4.88%, 9/8/2028 (b)	400,000	400,244
5.00%, 12/8/2033 (b)	450,000	450,113
		2,684,009
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028	400,000	403,920
6.25%, 6/15/2033 (b)	150,000	154,170
WW Grainger, Inc.:
4.20%, 5/15/2047	600,000	497,160
4.60%, 6/15/2045	125,000	111,925
		1,167,175
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	444,000	418,434
2.45%, 10/29/2026	1,120,000	1,044,926
3.00%, 10/29/2028	1,445,000	1,313,288
3.30%, 1/30/2032	1,407,000	1,209,091
3.40%, 10/29/2033	457,000	383,642
3.65%, 7/21/2027	662,000	628,821
3.85%, 10/29/2041	205,000	160,700
3.88%, 1/23/2028	150,000	142,217
4.45%, 10/1/2025	308,000	303,750
4.45%, 4/3/2026	383,000	375,930
5.10%, 1/19/2029 (b)	360,000	357,016
6.15%, 9/30/2030	456,000	471,518
6.50%, 7/15/2025	377,000	380,250
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	401,000	357,808
Security Description	Principal Amount	Value
Air Lease Corp.:
1.88%, 8/15/2026	$300,000	$278,205
2.20%, 1/15/2027	191,000	176,400
Series MTN, 2.88%, 1/15/2026	513,000	492,172
Series MTN, 2.88%, 1/15/2032 (b)	297,000	248,512
Series MTN, 3.00%, 2/1/2030	314,000	278,034
3.13%, 12/1/2030	417,000	364,504
3.38%, 7/1/2025	390,000	381,112
4.63%, 10/1/2028	612,000	593,542
Series MTN, 5.20%, 7/15/2031	125,000	122,136
5.30%, 2/1/2028 (b)	250,000	249,455
Series MTN, 5.30%, 6/25/2026 (b)	85,000	84,724
5.85%, 12/15/2027	290,000	293,573
Ally Financial, Inc.:
2.20%, 11/2/2028 (b)	400,000	346,444
4.75%, 6/9/2027	225,000	219,494
SOFR + 2.82%, 6.85%, 1/3/2030 (d)	150,000	154,251
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	515,000	534,817
7.10%, 11/15/2027	350,000	364,511
8.00%, 11/1/2031 (b)	786,000	868,208
American Express Co.:
1.65%, 11/4/2026	250,000	230,068
2.55%, 3/4/2027	950,000	887,993
3.13%, 5/20/2026 (b)	310,000	298,304
3.30%, 5/3/2027	629,000	598,531
3.95%, 8/1/2025	752,000	739,554
4.05%, 5/3/2029 (b)	870,000	839,541
4.05%, 12/3/2042 (b)	385,000	320,212
4.20%, 11/6/2025 (b)	763,000	751,914
SOFR + 1.76%, 4.42%, 8/3/2033 (d)	260,000	245,367
4.90%, 2/13/2026	300,000	298,086
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	442,000	426,671
SOFR + 1.84%, 5.04%, 5/1/2034 (d)	180,000	176,020
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	331,000	329,570
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	270,000	270,435
SOFR + 1.93%, 5.63%, 7/28/2034 (d)	350,000	350,742
5.85%, 11/5/2027	466,000	477,240
SOFR + 1.33%, 6.34%, 10/30/2026 (d)	495,000	499,787
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	410,000	436,929
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	110,000	105,626

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	$110,000	$104,724
5.15%, 5/15/2033 (b)	80,000	80,089
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	120,000	106,940
Apollo Global Management, Inc.:
5.80%, 5/21/2054	165,000	162,505
6.38%, 11/15/2033	250,000	264,145
BGC Group, Inc. 6.60%, 6/10/2029 (c)	185,000	184,055
BlackRock Funding, Inc.:
5.00%, 3/14/2034	295,000	292,799
5.25%, 3/14/2054	459,000	443,458
BlackRock, Inc.:
1.90%, 1/28/2031	430,000	356,483
3.25%, 4/30/2029 (b)	239,000	222,798
4.75%, 5/25/2033	1,845,000	1,808,045
Blue Owl Finance LLC 6.25%, 4/18/2034 (c)	315,000	316,087
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (b)	100,000	84,642
3.90%, 1/25/2028	351,000	334,833
4.25%, 6/2/2026	111,000	108,531
4.35%, 4/15/2030	185,000	175,267
4.70%, 9/20/2047	105,000	88,839
4.85%, 3/29/2029 (b)	685,000	672,930
5.68%, 1/15/2035	250,000	247,285
5.97%, 3/4/2054 (b)	560,000	553,902
6.35%, 1/5/2034 (b)	505,000	529,578
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	252,000	231,087
SOFR + 1.34%, 2.36%, 7/29/2032 (d)	143,000	111,866
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	729,000	657,434
3.65%, 5/11/2027 (b)	209,600	200,405
3.75%, 7/28/2026	991,000	956,741
3.75%, 3/9/2027	737,200	707,896
3.80%, 1/31/2028	462,300	439,407
4.20%, 10/29/2025	357,760	350,179
SOFR + 2.06%, 4.93%, 5/10/2028 (b) (d)	446,000	440,202
SOFR + 2.60%, 5.25%, 7/26/2030 (d)	345,000	338,497
SOFR + 2.08%, 5.47%, 2/1/2029 (b) (d)	105,000	104,562
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (d)	90,000	90,363
SOFR + 2.60%, 5.82%, 2/1/2034 (b) (d)	870,000	861,048
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	255,000	260,947
Security Description	Principal Amount	Value
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	$740,000	$759,862
SOFR + 2.44%, 7.15%, 10/29/2027 (d)	255,000	263,410
SOFR + 3.07%, 7.62%, 10/30/2031 (d)	805,000	885,444
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	485,000	396,308
Charles Schwab Corp.:
0.90%, 3/11/2026	425,000	394,357
1.95%, 12/1/2031 (b)	218,000	174,291
2.00%, 3/20/2028 (b)	234,000	209,992
2.30%, 5/13/2031	235,000	197,311
2.45%, 3/3/2027 (b)	376,000	350,661
2.75%, 10/1/2029	269,000	241,635
2.90%, 3/3/2032 (b)	334,000	285,573
3.20%, 3/2/2027 (b)	150,000	142,758
3.25%, 5/22/2029 (b)	424,000	390,686
3.30%, 4/1/2027	314,000	299,572
3.45%, 2/13/2026	213,000	206,746
4.00%, 2/1/2029	324,000	310,878
4.63%, 3/22/2030 (b)	250,000	245,825
SOFR + 2.21%, 5.64%, 5/19/2029 (b) (d)	865,000	876,150
SOFR + 2.50%, 5.85%, 5/19/2034 (b) (d)	219,000	223,179
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	600,000	624,876
CI Financial Corp. 3.20%, 12/17/2030 (b)	362,000	285,470
CME Group, Inc.:
3.75%, 6/15/2028	283,000	272,501
5.30%, 9/15/2043	422,000	421,675
Credit Suisse USA LLC 7.13%, 7/15/2032	497,000	546,158
Discover Financial Services:
4.10%, 2/9/2027	344,000	330,649
6.70%, 11/29/2032	260,000	271,027
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	575,000	646,616
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	500,330
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	200,000	161,732
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	510,246
2.10%, 6/15/2030	598,000	507,547
3.00%, 6/15/2050 (b)	571,000	370,693
3.00%, 9/15/2060	450,000	269,136
3.10%, 9/15/2027	400,000	375,708
3.75%, 12/1/2025	169,000	165,245
3.75%, 9/21/2028 (b)	307,000	292,436
4.00%, 9/15/2027 (b)	548,000	530,108
4.25%, 9/21/2048	366,000	299,710
4.35%, 6/15/2029	500,000	484,070

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.60%, 3/15/2033 (b)	$168,000	$160,401
4.95%, 6/15/2052 (b)	491,000	447,198
5.20%, 6/15/2062	295,000	274,742
Invesco Finance PLC 3.75%, 1/15/2026	418,000	407,232
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	505,000	408,161
2.75%, 10/15/2032	193,000	154,246
4.15%, 1/23/2030	409,000	380,157
4.85%, 1/15/2027	314,000	309,871
5.88%, 7/21/2028 (b)	330,000	333,250
6.20%, 4/14/2034	375,000	380,032
Lazard Group LLC:
3.63%, 3/1/2027	126,000	120,582
4.50%, 9/19/2028	281,000	271,331
6.00%, 3/15/2031	225,000	227,394
Legg Mason, Inc. 5.63%, 1/15/2044	136,000	132,199
LPL Holdings, Inc. 6.00%, 5/20/2034	500,000	498,845
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	183,000	152,655
2.00%, 3/3/2025	200	196
2.00%, 11/18/2031	275,000	225,962
2.95%, 11/21/2026	370,000	353,117
2.95%, 3/15/2051	549,000	363,240
3.30%, 3/26/2027	490,000	470,307
3.35%, 3/26/2030	399,000	369,155
3.65%, 6/1/2049	151,000	115,320
3.80%, 11/21/2046	197,000	156,451
3.85%, 3/26/2050	318,000	250,826
3.95%, 2/26/2048	115,000	93,162
4.88%, 3/9/2028 (b)	600,000	603,174
Nasdaq, Inc.:
2.50%, 12/21/2040	544,000	355,542
3.25%, 4/28/2050	509,000	339,086
3.85%, 6/30/2026 (b)	272,000	264,806
3.95%, 3/7/2052	475,000	352,588
5.55%, 2/15/2034	435,000	435,809
5.95%, 8/15/2053	220,000	222,383
Nomura Holdings, Inc.:
1.65%, 7/14/2026	479,000	442,859
1.85%, 7/16/2025	186,000	178,729
2.17%, 7/14/2028	574,000	506,779
2.33%, 1/22/2027	647,000	598,054
2.61%, 7/14/2031	230,000	189,223
2.68%, 7/16/2030	276,000	234,498
2.71%, 1/22/2029 (b)	185,000	164,374
3.00%, 1/22/2032	426,000	355,710
3.10%, 1/16/2030	274,000	241,969
5.71%, 1/9/2026	256,000	256,131
6.07%, 7/12/2028 (b)	570,000	583,133
6.09%, 7/12/2033 (b)	440,000	457,336
ORIX Corp.:
3.70%, 7/18/2027	268,000	256,262
Security Description	Principal Amount	Value
5.00%, 9/13/2027 (b)	$336,000	$333,792
5.20%, 9/13/2032	113,000	113,250
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	189,000	166,386
3.90%, 10/15/2027	400,000	389,456
Radian Group, Inc.:
4.88%, 3/15/2027	170,000	166,180
6.20%, 5/15/2029	120,000	121,204
Raymond James Financial, Inc.:
3.75%, 4/1/2051	256,000	188,413
4.65%, 4/1/2030	535,000	522,470
Stifel Financial Corp. 4.00%, 5/15/2030	89,000	81,912
Synchrony Financial:
3.70%, 8/4/2026	198,000	188,882
3.95%, 12/1/2027	476,250	445,375
4.50%, 7/23/2025	400,000	393,276
TPG Operating Group II LP 5.88%, 3/5/2034 (b)	600,000	602,814
Visa, Inc.:
1.10%, 2/15/2031	348,000	277,185
1.90%, 4/15/2027	850,000	784,397
2.00%, 8/15/2050	450,000	253,049
2.05%, 4/15/2030	451,000	387,450
2.70%, 4/15/2040	249,000	181,479
3.15%, 12/14/2025	1,036,000	1,007,821
4.15%, 12/14/2035	627,000	584,953
4.30%, 12/14/2045	1,136,000	984,923
Voya Financial, Inc.:
3.65%, 6/15/2026	164,000	158,290
4.80%, 6/15/2046	192,000	162,703
5.70%, 7/15/2043	221,000	213,676
Western Union Co. 6.20%, 11/17/2036 (b)	375,000	380,137
		72,673,165
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	353,000	232,309
3.80%, 10/1/2047	200,000	143,234
3.95%, 6/1/2028	223,000	211,796
4.70%, 5/15/2032	125,000	117,860
5.25%, 5/15/2052	180,000	160,760
5.45%, 5/15/2029	500,000	502,675
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	218,000	130,512
3.10%, 12/1/2026	221,000	210,363
Series M, 3.65%, 4/1/2050	358,000	258,086
3.80%, 6/15/2049	254,000	187,295
4.00%, 12/1/2046	227,000	180,075
AES Corp.:
1.38%, 1/15/2026	498,000	466,561
2.45%, 1/15/2031	418,000	344,148
5.45%, 6/1/2028 (b)	365,000	364,310

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (b)	$325,000	$264,664
3.00%, 3/15/2052	199,000	129,125
3.13%, 7/15/2051	135,000	89,392
3.45%, 10/1/2049	475,000	337,074
3.75%, 9/1/2027	185,000	178,312
3.75%, 3/1/2045	175,000	134,054
3.94%, 9/1/2032	260,000	238,904
4.30%, 1/2/2046	737,000	610,958
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (g)	565,000	562,305
Ameren Corp.:
1.75%, 3/15/2028	275,000	242,600
1.95%, 3/15/2027 (b)	547,000	502,321
3.50%, 1/15/2031 (b)	234,000	210,881
3.65%, 2/15/2026 (b)	456,000	442,160
5.70%, 12/1/2026	110,000	110,843
Ameren Illinois Co.:
1.55%, 11/15/2030	299,000	241,906
2.90%, 6/15/2051	243,000	152,016
3.80%, 5/15/2028 (b)	197,000	188,903
5.55%, 7/1/2054	250,000	245,303
5.90%, 12/1/2052	396,000	408,371
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	327,797
3.20%, 11/13/2027	313,000	293,209
Series J, 4.30%, 12/1/2028 (b)	344,000	330,199
5.20%, 1/15/2029	545,000	542,275
5.75%, 11/1/2027	553,000	562,257
5.95%, 11/1/2032	225,000	230,411
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032	575,000	531,202
Series Y, 4.50%, 3/1/2049	315,000	248,913
7.00%, 4/1/2038	379,000	415,566
Arizona Public Service Co.:
2.20%, 12/15/2031	450,000	362,835
3.50%, 12/1/2049	212,000	143,840
4.20%, 8/15/2048 (b)	310,000	240,827
4.25%, 3/1/2049	325,000	253,711
6.35%, 12/15/2032	300,000	314,901
Atlantic City Electric Co. 2.30%, 3/15/2031	521,000	436,291
Avangrid, Inc. 3.80%, 6/1/2029 (b)	171,000	159,062
Avista Corp. 4.35%, 6/1/2048	147,000	121,497
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	96,669
3.75%, 8/15/2047	290,000	216,711
5.30%, 6/1/2034	500,000	496,930
5.40%, 6/1/2053 (b)	357,000	341,335
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	$293,000	$178,979
3.25%, 4/15/2028	423,000	396,977
3.70%, 7/15/2030	549,000	510,702
3.80%, 7/15/2048	624,000	459,439
4.25%, 10/15/2050	300,000	235,332
5.15%, 11/15/2043	207,000	194,795
6.13%, 4/1/2036	1,035,000	1,084,690
Black Hills Corp.:
3.05%, 10/15/2029	301,000	267,736
3.15%, 1/15/2027	175,000	165,800
3.88%, 10/15/2049 (b)	100,000	71,422
3.95%, 1/15/2026	160,000	156,083
4.35%, 5/1/2033	226,000	203,047
6.15%, 5/15/2034	200,000	203,954
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	190,977
Series Z, 2.40%, 9/1/2026	125,000	117,895
Series AA, 3.00%, 2/1/2027 (b)	224,000	213,718
Series AF, 3.35%, 4/1/2051	140,000	97,168
Series AI, 4.45%, 10/1/2032	270,000	255,469
5.15%, 3/1/2034	400,000	396,640
Series K2, 6.95%, 3/15/2033	106,000	117,965
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	572,000	481,435
2.95%, 3/1/2030	149,000	131,908
5.40%, 6/1/2029	250,000	250,942
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	159,000	153,039
4.97%, 5/1/2046	161,000	132,456
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	138,780
3.45%, 8/15/2027	194,000	184,608
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b) (d)	300,000	249,684
Commonwealth Edison Co.:
2.55%, 6/15/2026	240,000	228,576
Series 131, 2.75%, 9/1/2051	215,000	128,275
Series 122, 2.95%, 8/15/2027	135,000	126,629
Series 127, 3.20%, 11/15/2049	310,000	206,277
3.65%, 6/15/2046	297,000	220,505
3.70%, 8/15/2028	198,000	188,157
Series 123, 3.75%, 8/15/2047	705,000	530,315
Series 133, 3.85%, 3/15/2052	195,000	144,359
4.90%, 2/1/2033	366,000	357,278
5.30%, 2/1/2053	251,000	237,218

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 103, 5.90%, 3/15/2036	$175,000	$181,393
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	245,504
5.25%, 1/15/2053	412,000	393,658
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	478,000	448,120
3.20%, 12/1/2051	163,000	107,277
Series 20A, 3.35%, 4/1/2030	279,000	256,122
3.60%, 6/15/2061 (b)	220,000	151,098
Series 2017, 3.88%, 6/15/2047	430,000	331,625
3.95%, 3/1/2043	190,000	151,675
Series 20B, 3.95%, 4/1/2050	575,000	449,328
Series D, 4.00%, 12/1/2028 (b)	153,000	147,308
Series A, 4.13%, 5/15/2049	320,000	252,630
Series 12-A, 4.20%, 3/15/2042	126,000	103,978
Series C, 4.30%, 12/1/2056	375,000	295,114
4.45%, 3/15/2044	305,000	259,845
4.50%, 12/1/2045	317,000	267,171
4.50%, 5/15/2058	329,000	268,188
4.63%, 12/1/2054	248,000	209,927
Series E, 4.65%, 12/1/2048	190,000	161,736
5.50%, 3/15/2034	551,000	559,937
Series 09-C, 5.50%, 12/1/2039	150,000	147,845
5.70%, 6/15/2040	310,000	309,113
Series 06-A, 5.85%, 3/15/2036 (b)	366,000	375,981
6.15%, 11/15/2052	180,000	190,769
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (b)	150,000	151,937
5.80%, 3/1/2033	205,000	209,367
6.13%, 1/15/2034	300,000	312,723
6.25%, 10/1/2039	374,000	386,222
6.50%, 10/1/2053	647,000	687,632
Consumers Energy Co.:
3.10%, 8/15/2050	300,000	206,769
3.50%, 8/1/2051	260,000	190,609
4.05%, 5/15/2048 (b)	255,000	207,341
4.20%, 9/1/2052	450,000	363,892
4.35%, 4/15/2049	125,000	105,366
4.60%, 5/30/2029	280,000	275,531
4.63%, 5/15/2033 (b)	300,000	287,310
4.65%, 3/1/2028 (b)	533,000	528,123
4.90%, 2/15/2029	350,000	348,565
Dayton Power & Light Co. 3.95%, 6/15/2049	205,000	149,381
Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc.:
6.05%, 1/15/2038	$269,000	$279,846
6.25%, 10/15/2053	147,000	158,025
6.63%, 2/1/2032	150,000	162,932
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	375,000	349,395
Series D, 2.85%, 8/15/2026	246,000	233,506
Series B, 3.30%, 4/15/2041	254,000	183,342
Series C, 3.38%, 4/1/2030	783,000	707,221
Series B, 3.60%, 3/15/2027 (b)	211,000	202,026
3.90%, 10/1/2025	208,300	203,969
Series C, 4.05%, 9/15/2042	689,000	539,397
4.25%, 6/1/2028 (b)	324,000	312,948
Series A, 4.60%, 3/15/2049	228,000	189,361
4.70%, 12/1/2044	288,000	243,746
Series B, 4.85%, 8/15/2052	100,000	86,035
Series C, 4.90%, 8/1/2041	300,000	263,934
Series F, 5.25%, 8/1/2033	159,000	155,208
5.38%, 11/15/2032	250,000	247,940
Series B, 5.95%, 6/15/2035	359,000	364,342
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	281,000	251,714
2.25%, 3/1/2030	416,000	359,133
2.95%, 3/1/2050	113,000	72,800
Series A, 3.00%, 3/1/2032	415,000	357,801
Series B, 3.25%, 4/1/2051	250,000	168,725
3.70%, 3/15/2045	100,000	77,075
3.75%, 8/15/2047	220,000	166,650
3.95%, 3/1/2049 (b)	213,000	167,801
5.20%, 3/1/2034 (b)	375,000	373,770
5.40%, 4/1/2053	275,000	268,485
DTE Energy Co.:
2.85%, 10/1/2026	313,000	296,367
Series C, 3.40%, 6/15/2029	330,000	302,425
5.10%, 3/1/2029	650,000	644,910
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	227,000	200,103
2.45%, 2/1/2030	200,000	174,846
2.85%, 3/15/2032	169,000	144,747
3.70%, 12/1/2047	255,000	187,063
3.75%, 6/1/2045	361,000	271,472
3.88%, 3/15/2046	550,000	421,426
4.00%, 9/30/2042	266,000	214,141
4.25%, 12/15/2041	212,000	177,433
4.95%, 1/15/2033	810,000	796,789
5.30%, 2/15/2040	325,000	314,080
5.40%, 1/15/2054	500,000	479,150
6.05%, 4/15/2038	439,000	457,082
6.10%, 6/1/2037	108,000	111,069
Duke Energy Corp.:
0.90%, 9/15/2025	790,000	747,901
2.45%, 6/1/2030	736,000	632,607
2.55%, 6/15/2031	332,000	278,037

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.65%, 9/1/2026	$407,000	$384,888
3.15%, 8/15/2027	100,000	94,263
3.40%, 6/15/2029	808,000	746,988
3.50%, 6/15/2051	303,000	204,367
3.95%, 8/15/2047	266,000	197,776
4.30%, 3/15/2028	391,000	379,411
4.50%, 8/15/2032	649,000	607,049
4.85%, 1/5/2029 (b)	350,000	345,817
5.00%, 12/8/2025	420,000	418,026
5.00%, 12/8/2027	125,000	124,323
5.00%, 8/15/2052	360,000	312,941
5.45%, 6/15/2034 (b)	145,000	143,417
5.80%, 6/15/2054	125,000	121,508
6.10%, 9/15/2053 (b)	350,000	355,467
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	231,840
2.40%, 12/15/2031	161,000	133,587
3.80%, 7/15/2028	164,000	156,656
3.85%, 11/15/2042	220,000	174,610
5.65%, 4/1/2040	225,000	223,571
5.88%, 11/15/2033	225,000	233,732
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	366,399	344,749
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	153,609
Series YYY, 3.25%, 10/1/2049	153,000	102,787
5.40%, 4/1/2053 (b)	828,000	782,857
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (b)	478,000	403,475
3.65%, 2/1/2029	491,000	463,200
4.30%, 2/1/2049	340,000	272,826
5.65%, 4/1/2053	269,000	259,690
Duke Energy Progress LLC:
2.90%, 8/15/2051	400,000	247,568
3.60%, 9/15/2047	319,000	230,369
3.70%, 9/1/2028 (b)	200,000	190,604
3.70%, 10/15/2046	169,000	125,062
4.15%, 12/1/2044	255,000	204,811
4.20%, 8/15/2045	401,000	323,314
5.10%, 3/15/2034	100,000	99,216
5.25%, 3/15/2033	500,000	498,600
5.35%, 3/15/2053	395,000	370,601
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	121,053
Edison International:
5.45%, 6/15/2029 (b)	250,000	249,920
5.75%, 6/15/2027 (b)	238,000	240,261
Emera U.S. Finance LP 4.75%, 6/15/2046	438,000	360,255
Enel Chile SA 4.88%, 6/12/2028	191,000	184,676
Security Description	Principal Amount	Value
Entergy Arkansas LLC:
2.65%, 6/15/2051	$166,000	$96,405
3.35%, 6/15/2052	350,000	235,092
3.50%, 4/1/2026	175,000	170,041
4.20%, 4/1/2049	150,000	119,331
5.15%, 1/15/2033	183,000	180,683
Entergy Corp.:
1.90%, 6/15/2028	180,000	158,566
2.40%, 6/15/2031	329,000	271,501
2.80%, 6/15/2030	516,000	450,308
2.95%, 9/1/2026	147,000	139,422
Entergy Louisiana LLC:
1.60%, 12/15/2030	176,000	141,502
2.35%, 6/15/2032	380,000	308,925
2.90%, 3/15/2051	250,000	151,443
3.05%, 6/1/2031 (b)	370,000	322,181
3.12%, 9/1/2027	515,700	486,604
4.00%, 3/15/2033	577,000	519,363
4.20%, 9/1/2048	325,000	257,527
4.20%, 4/1/2050	338,000	265,485
4.95%, 1/15/2045	357,000	315,299
5.35%, 3/15/2034 (b)	250,000	248,100
5.70%, 3/15/2054	250,000	246,395
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	6,949
3.85%, 6/1/2049	340,000	250,376
Entergy Texas, Inc. 3.55%, 9/30/2049	120,000	85,421
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	340,000	226,297
4.13%, 3/1/2042	250,000	205,980
4.25%, 12/1/2045	325,000	265,830
5.70%, 3/15/2053	138,000	135,302
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	298,000	232,762
4.20%, 6/15/2047	145,000	116,071
5.30%, 10/1/2041	331,000	311,901
Evergy, Inc. 2.90%, 9/15/2029 (b)	398,000	355,569
Eversource Energy:
Series Q, 0.80%, 8/15/2025	241,000	228,333
Series R, 1.65%, 8/15/2030 (b)	384,000	309,934
2.90%, 3/1/2027	249,000	233,804
Series M, 3.30%, 1/15/2028	180,000	167,987
3.38%, 3/1/2032	450,000	386,514
4.60%, 7/1/2027	330,000	323,103
5.13%, 5/15/2033	399,000	382,549
5.45%, 3/1/2028 (b)	1,159,000	1,162,639
Exelon Corp.:
2.75%, 3/15/2027	95,000	89,060
3.40%, 4/15/2026	399,000	386,152
4.05%, 4/15/2030	913,000	857,389
4.45%, 4/15/2046	125,000	103,190

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.70%, 4/15/2050	$239,000	$201,893
4.95%, 6/15/2035	500,000	465,555
5.10%, 6/15/2045	321,000	291,686
5.15%, 3/15/2029	250,000	249,145
5.45%, 3/15/2034 (b)	250,000	248,247
5.60%, 3/15/2053 (b)	354,000	340,576
5.63%, 6/15/2035	194,000	193,552
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	235,000	156,026
Series B, 4.15%, 7/15/2027 (b)	150,000	143,871
Florida Power & Light Co.:
2.45%, 2/3/2032	450,000	375,057
2.88%, 12/4/2051 (b)	317,000	201,346
3.15%, 10/1/2049	215,000	146,206
3.70%, 12/1/2047	409,000	309,404
3.95%, 3/1/2048	310,000	244,072
4.05%, 10/1/2044	500,000	409,815
4.40%, 5/15/2028	825,000	810,216
5.05%, 4/1/2028	1,049,000	1,053,123
5.15%, 6/15/2029 (b)	250,000	252,207
5.30%, 6/15/2034	250,000	252,147
5.30%, 4/1/2053	880,000	847,414
5.60%, 6/15/2054	180,000	181,908
5.65%, 2/1/2037	362,000	368,929
5.95%, 2/1/2038	127,000	133,365
Georgia Power Co.:
3.25%, 4/1/2026	145,000	140,141
3.25%, 3/30/2027	260,000	247,364
Series B, 3.70%, 1/30/2050	142,000	104,695
4.30%, 3/15/2042	468,600	398,010
4.30%, 3/15/2043	425,000	353,409
4.65%, 5/16/2028	570,000	561,820
4.95%, 5/17/2033	418,000	407,780
5.13%, 5/15/2052	342,000	318,505
5.25%, 3/15/2034 (b)	600,000	598,314
Iberdrola International BV 6.75%, 7/15/2036	518,000	580,621
Idaho Power Co. Series MTN, 5.50%, 3/15/2053	585,000	557,569
Indiana Michigan Power Co.:
4.25%, 8/15/2048	26,000	20,708
Series K, 4.55%, 3/15/2046	178,000	149,433
5.63%, 4/1/2053	25,000	24,307
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	71,684
3.50%, 9/30/2049	250,000	174,775
3.70%, 9/15/2046	110,000	80,748
5.70%, 10/15/2033	200,000	202,078
6.25%, 7/15/2039	135,000	140,129
ITC Holdings Corp.:
3.25%, 6/30/2026	267,000	255,650
3.35%, 11/15/2027	176,000	165,933
Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$137,927	$128,666
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	136,031
4.38%, 10/1/2045	452,000	376,222
5.13%, 11/1/2040	502,000	471,890
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	685,000	688,815
MidAmerican Energy Co.:
3.10%, 5/1/2027	230,000	219,254
3.15%, 4/15/2050	161,000	107,809
3.65%, 8/1/2048	356,000	266,722
3.95%, 8/1/2047	325,000	253,064
4.40%, 10/15/2044	257,000	218,059
4.80%, 9/15/2043	216,000	194,897
5.30%, 2/1/2055	145,000	138,098
5.35%, 1/15/2034 (b)	525,000	531,510
5.85%, 9/15/2054	250,000	256,217
Mississippi Power Co.:
3.95%, 3/30/2028	70,000	67,147
Series 12-A, 4.25%, 3/15/2042	191,000	156,885
National Grid PLC:
5.42%, 1/11/2034	555,000	543,045
5.81%, 6/12/2033	100,000	100,482
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	190,000	175,300
Series MTN, 1.65%, 6/15/2031	150,000	118,745
2.40%, 3/15/2030	451,000	389,853
2.75%, 4/15/2032 (b)	286,000	240,972
3.40%, 2/7/2028	167,000	158,298
3.70%, 3/15/2029	160,000	150,824
4.30%, 3/15/2049 (b)	234,000	191,463
4.80%, 3/15/2028	450,000	446,332
Series GMTN, 4.85%, 2/7/2029	500,000	497,215
Series MTN, 5.05%, 9/15/2028	250,000	250,605
Series MTN, 5.60%, 11/13/2026	180,000	181,633
5.80%, 1/15/2033	137,000	140,950
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (d)	325,000	334,139
Series MTN, 8.00%, 3/1/2032	255,000	293,760
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030 (b)	250,000	215,145
Series CC, 3.70%, 5/1/2029	304,000	286,538

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	$707,000	$651,585
2.25%, 6/1/2030 (b)	1,039,000	885,602
2.44%, 1/15/2032	1,192,000	977,607
2.75%, 11/1/2029 (b)	426,000	378,961
3.55%, 5/1/2027	353,000	337,136
4.63%, 7/15/2027	630,000	619,939
4.95%, 1/29/2026	130,000	129,238
5.00%, 7/15/2032	656,000	639,534
5.25%, 3/15/2034	250,000	245,633
5.25%, 2/28/2053 (b)	675,000	624,780
5.55%, 3/15/2054	300,000	287,859
5.75%, 9/1/2025	600,000	601,344
Northern States Power Co.:
2.25%, 4/1/2031	100,000	84,096
2.90%, 3/1/2050 (b)	437,500	278,368
3.20%, 4/1/2052	395,000	262,869
3.40%, 8/15/2042	350,000	264,474
3.60%, 5/15/2046	290,000	214,632
4.50%, 6/1/2052	360,000	304,182
5.10%, 5/15/2053	388,000	358,097
5.40%, 3/15/2054	295,000	285,038
5.65%, 6/15/2054	250,000	249,572
6.20%, 7/1/2037 (b)	239,000	255,713
NorthWestern Corp. 4.18%, 11/15/2044	150,000	122,232
NSTAR Electric Co.:
3.10%, 6/1/2051	150,000	98,807
3.20%, 5/15/2027	360,700	343,448
3.95%, 4/1/2030 (b)	125,000	118,058
4.40%, 3/1/2044	135,000	114,346
4.55%, 6/1/2052	585,000	491,733
4.95%, 9/15/2052	285,000	255,933
5.50%, 3/15/2040 (b)	155,000	153,338
OGE Energy Corp. 5.45%, 5/15/2029	300,000	302,355
Oglethorpe Power Corp.:
4.50%, 4/1/2047	365,000	296,635
5.05%, 10/1/2048	280,000	245,582
5.38%, 11/1/2040	232,000	217,811
5.80%, 6/1/2054 (c)	50,000	48,976
6.20%, 12/1/2053	225,000	230,027
Ohio Edison Co. 6.88%, 7/15/2036	227,000	252,919
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	149,000	118,914
Series R, 2.90%, 10/1/2051	147,000	89,742
4.00%, 6/1/2049	222,000	167,666
4.15%, 4/1/2048	297,000	228,696
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030 (b)	95,000	86,193
3.85%, 8/15/2047	141,000	106,561
4.15%, 4/1/2047	275,000	219,791
Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	$565,000	$532,264
2.75%, 5/15/2030 (b)	475,000	419,377
3.10%, 9/15/2049	394,000	261,852
3.70%, 11/15/2028	270,000	256,597
3.70%, 5/15/2050	200,000	147,594
3.80%, 9/30/2047	301,000	229,522
3.80%, 6/1/2049	197,000	149,486
4.10%, 11/15/2048	232,000	185,851
4.30%, 5/15/2028	440,000	428,991
4.55%, 9/15/2032	193,000	184,882
4.95%, 9/15/2052	111,000	100,409
5.25%, 9/30/2040	180,000	173,326
5.30%, 6/1/2042	260,000	250,973
5.75%, 3/15/2029	100,000	102,980
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	396,000	357,639
2.50%, 2/1/2031	895,000	737,981
2.95%, 3/1/2026	104,000	99,508
3.00%, 6/15/2028 (b)	175,000	160,011
3.15%, 1/1/2026	356,000	343,020
3.25%, 6/1/2031	553,000	475,646
3.30%, 8/1/2040	313,000	222,571
3.50%, 8/1/2050 (b)	595,000	389,303
3.75%, 7/1/2028	209,000	196,236
3.75%, 8/15/2042 (b)	5,000	3,606
4.00%, 12/1/2046	168,000	120,772
4.20%, 3/1/2029	205,000	193,881
4.20%, 6/1/2041	648,000	506,231
4.40%, 3/1/2032	240,000	219,600
4.50%, 7/1/2040	678,600	559,343
4.55%, 7/1/2030	510,000	483,633
4.60%, 6/15/2043	100,000	81,189
4.95%, 7/1/2050	987,000	815,144
5.55%, 5/15/2029	175,000	175,383
5.80%, 5/15/2034	155,000	154,157
5.90%, 6/15/2032	400,000	401,000
6.10%, 1/15/2029	605,000	619,236
6.15%, 1/15/2033	350,000	355,540
6.40%, 6/15/2033	429,000	443,710
6.70%, 4/1/2053	320,000	332,550
6.75%, 1/15/2053	634,000	658,751
6.95%, 3/15/2034 (b)	445,000	479,163
PacifiCorp:
2.70%, 9/15/2030 (b)	175,000	151,802
2.90%, 6/15/2052	664,000	392,046
3.30%, 3/15/2051	538,000	348,500
4.13%, 1/15/2049	250,000	189,735
4.15%, 2/15/2050	540,000	412,317
5.10%, 2/15/2029 (b)	245,000	244,664
5.35%, 12/1/2053	995,000	903,370
5.45%, 2/15/2034	650,000	641,823
5.50%, 5/15/2054	245,000	228,009
5.80%, 1/15/2055	300,000	290,661

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.25%, 10/15/2037	$200,000	$206,536
PECO Energy Co.:
2.85%, 9/15/2051	216,000	132,954
3.05%, 3/15/2051	168,000	109,022
3.70%, 9/15/2047	227,000	171,771
3.90%, 3/1/2048	140,000	108,024
4.15%, 10/1/2044	85,000	69,612
4.38%, 8/15/2052	325,000	267,524
4.60%, 5/15/2052	665,000	568,861
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	77,724	69,040
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	76,411	72,996
Series A-1, 4.02%, 6/1/2033	128,071	123,905
Series A-2, 4.26%, 6/1/2038	280,000	261,646
Series A-3, 4.38%, 6/3/2041	425,000	391,225
Series A-4, 4.45%, 12/1/2049	560,000	489,882
Series A-5, 4.67%, 12/1/2053	284,000	254,416
Series A-2, 4.72%, 6/1/2039	200,000	190,968
Series A-3, 5.08%, 6/1/2043	175,000	172,995
Series A-5, 5.10%, 6/1/2054	214,000	204,789
Series A-4, 5.21%, 12/1/2049	615,000	596,015
Potomac Electric Power Co. 4.15%, 3/15/2043	228,000	188,050
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	111,293
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	270,000	178,921
3.95%, 6/1/2047	160,000	126,802
4.13%, 6/15/2044	130,000	107,439
4.85%, 2/15/2034	300,000	291,777
Progress Energy, Inc. 7.75%, 3/1/2031	199,000	223,127
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	236,800	192,367
3.60%, 9/15/2042	322,000	241,172
3.70%, 6/15/2028	226,000	214,474
3.80%, 6/15/2047	250,000	182,265
4.05%, 9/15/2049	384,000	291,852
Series 39, 4.50%, 6/1/2052	250,000	202,770
Series 17, 6.25%, 9/1/2037	200,000	209,070
6.50%, 8/1/2038	154,000	166,328
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	216,000	179,142
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051	135,000	86,773
5.25%, 1/15/2033	150,000	146,744
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	$188,000	$175,338
Series MTN, 1.90%, 8/15/2031	540,000	436,504
Series MTN, 2.25%, 9/15/2026 (b)	305,000	286,560
Series MTN, 2.45%, 1/15/2030	204,000	178,084
Series MTN, 2.70%, 5/1/2050	193,000	120,480
Series MTN, 3.00%, 3/1/2051	95,000	61,981
Series MTN, 3.10%, 3/15/2032 (b)	368,000	320,252
Series MTN, 3.15%, 1/1/2050	172,000	117,304
Series MTN, 3.20%, 5/15/2029	105,000	97,077
Series MTN, 3.60%, 12/1/2047	457,000	339,656
Series MTN, 3.80%, 3/1/2046	546,000	426,317
Series MTN, 4.05%, 5/1/2048	300,000	241,059
Series MTN, 4.65%, 3/15/2033	200,000	192,670
Series MTN, 4.90%, 12/15/2032	125,000	122,996
Series MTN, 5.20%, 3/1/2034 (b)	255,000	255,191
Series MTN, 5.45%, 3/1/2054	250,000	246,745
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	210,000	170,064
2.45%, 11/15/2031	200,000	164,642
5.85%, 11/15/2027	334,000	339,638
5.88%, 10/15/2028 (b)	492,000	503,247
6.13%, 10/15/2033	100,000	103,841
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	331,000	217,980
4.22%, 6/15/2048	165,000	130,738
5.33%, 6/15/2034	195,000	194,318
5.45%, 6/1/2053	500,000	480,415
5.69%, 6/15/2054	85,000	84,180
6.27%, 3/15/2037	147,000	156,474
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	294,500	241,805
Series WWW, 2.95%, 8/15/2051	438,000	284,595
Series RRR, 3.75%, 6/1/2047	257,000	191,534
4.95%, 8/15/2028	389,000	387,285
5.55%, 4/15/2054	250,000	244,585

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	$235,848	$228,947
Series A-2, 5.11%, 12/14/2049	410,000	386,937
Sempra:
3.40%, 2/1/2028	541,000	508,913
3.70%, 4/1/2029	261,000	244,333
3.80%, 2/1/2038	357,000	291,655
4.00%, 2/1/2048	200,000	152,154
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	303,089	279,487
5.50%, 8/1/2033 (b)	350,000	349,790
6.00%, 10/15/2039	558,000	564,356
Sierra Pacific Power Co. 2.60%, 5/1/2026	215,000	205,050
Southern California Edison Co.:
2.25%, 6/1/2030	430,500	364,965
Series G, 2.50%, 6/1/2031	196,000	164,438
2.75%, 2/1/2032	130,000	109,662
3.45%, 2/1/2052 (b)	355,000	240,743
3.65%, 2/1/2050	404,000	287,220
Series H, 3.65%, 6/1/2051	325,000	228,397
Series E, 3.70%, 8/1/2025	398,000	389,905
Series 2013-A, 3.90%, 3/15/2043	163,000	126,462
4.00%, 4/1/2047	638,000	488,255
4.05%, 3/15/2042	309,000	247,324
Series C, 4.13%, 3/1/2048	396,000	307,494
4.50%, 9/1/2040	590,000	507,707
4.65%, 10/1/2043	373,000	320,564
Series D, 4.70%, 6/1/2027	194,000	191,338
4.88%, 2/1/2027	500,000	496,160
Series B, 4.88%, 3/1/2049	423,000	367,058
5.15%, 6/1/2029	500,000	499,775
Series 2005-E, 5.35%, 7/15/2035	310,000	305,871
Series 2006-E, 5.55%, 1/15/2037	118,000	117,790
Series 2006-A, 5.63%, 2/1/2036	293,000	292,004
5.65%, 10/1/2028	255,000	259,389
Series 2004-G, 5.75%, 4/1/2035	280,000	284,340
5.85%, 11/1/2027	256,000	260,974
5.88%, 12/1/2053	210,000	209,567
5.95%, 11/1/2032 (b)	350,000	361,728
6.65%, 4/1/2029	150,000	156,834
Southern Co.:
3.25%, 7/1/2026	562,000	540,369
Series A, 3.70%, 4/30/2030	100,000	92,272
4.40%, 7/1/2046	713,000	596,039
4.85%, 6/15/2028 (b)	500,000	494,825
5.11%, 8/1/2027	122,000	121,657
5.15%, 10/6/2025	257,000	255,877
5.20%, 6/15/2033	490,000	481,704
Security Description	Principal Amount	Value
5.70%, 10/15/2032	$255,000	$260,444
Southern Power Co.:
4.15%, 12/1/2025	589,000	579,058
Series F, 4.95%, 12/15/2046	545,000	473,888
5.25%, 7/15/2043	125,000	115,721
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	280,000	263,421
Series K, 2.75%, 10/1/2026 (b)	319,000	300,922
Series L, 3.85%, 2/1/2048	225,000	161,138
5.30%, 4/1/2033	211,000	204,440
6.20%, 3/15/2040	375,000	387,829
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	142,697
3.40%, 8/15/2046	195,000	131,707
3.70%, 8/15/2047	220,000	155,109
4.50%, 8/15/2041	255,000	213,381
6.00%, 6/1/2054	180,000	179,564
Tampa Electric Co.:
2.40%, 3/15/2031	271,000	228,065
3.45%, 3/15/2051	150,000	103,046
4.10%, 6/15/2042	250,000	205,508
4.30%, 6/15/2048	200,000	162,116
5.00%, 7/15/2052 (b)	200,000	179,154
Toledo Edison Co. 6.15%, 5/15/2037 (b)	189,000	198,378
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	383,688
3.25%, 5/1/2051	10,000	6,585
4.00%, 6/15/2050	240,000	180,924
4.85%, 12/1/2048 (b)	150,000	130,707
Union Electric Co.:
2.15%, 3/15/2032	225,000	180,869
2.95%, 6/15/2027	300,000	282,978
3.25%, 10/1/2049	270,000	182,901
3.65%, 4/15/2045	250,000	188,380
3.90%, 9/15/2042	335,000	269,822
5.25%, 1/15/2054	390,000	364,334
Virginia Electric & Power Co.:
2.30%, 11/15/2031	345,000	283,956
2.40%, 3/30/2032 (b)	267,000	219,429
3.30%, 12/1/2049	486,000	327,846
Series B, 3.75%, 5/15/2027	498,000	479,763
Series A, 3.80%, 4/1/2028 (b)	170,000	162,651
Series B, 4.20%, 5/15/2045	395,000	320,965
4.45%, 2/15/2044	367,000	309,153
Series C, 4.63%, 5/15/2052	136,000	114,543
Series D, 4.65%, 8/15/2043	186,000	161,534
5.30%, 8/15/2033	600,000	596,454
5.35%, 1/15/2054 (b)	143,000	135,122
5.45%, 4/1/2053	214,000	204,445
5.70%, 8/15/2053 (b)	125,000	124,336
Series B, 6.00%, 1/15/2036	194,000	199,568

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
8.88%, 11/15/2038	$206,000	$266,018
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	175,000	174,781
WEC Energy Group, Inc.:
1.38%, 10/15/2027	370,000	327,494
1.80%, 10/15/2030	141,000	114,835
2.20%, 12/15/2028	588,000	518,052
4.75%, 1/9/2026	239,000	236,500
4.75%, 1/15/2028	205,000	202,895
5.00%, 9/27/2025	513,000	509,491
5.15%, 10/1/2027	525,000	523,577
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	170,000	135,825
3.00%, 7/1/2029 (b)	185,000	169,249
3.05%, 10/15/2027	141,000	132,251
3.65%, 4/1/2050	185,000	132,319
4.95%, 4/1/2033	250,000	241,788
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	230,604
3.35%, 12/1/2026	138,000	131,670
3.40%, 6/1/2030	164,000	147,293
4.60%, 6/1/2032	460,000	430,312
5.50%, 3/15/2034	235,000	231,522
6.50%, 7/1/2036	5,000	5,206
		169,906,180
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	83,766
Emerson Electric Co.:
0.88%, 10/15/2026	583,000	531,912
1.80%, 10/15/2027	408,000	371,451
1.95%, 10/15/2030	163,000	137,722
2.20%, 12/21/2031	262,000	218,215
2.80%, 12/21/2051	325,000	204,269
		1,547,335
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030 (b)	335,000	282,405
2.30%, 3/12/2031	351,000	292,344
Allegion U.S. Holding Co., Inc.:
5.41%, 7/1/2032 (b)	220,000	219,606
5.60%, 5/29/2034	500,000	500,235
Amphenol Corp.:
2.20%, 9/15/2031	107,000	87,849
2.80%, 2/15/2030	491,000	437,137
4.35%, 6/1/2029	263,000	255,026
5.05%, 4/5/2029	300,000	300,915
5.25%, 4/5/2034	200,000	199,448
Arrow Electronics, Inc.:
3.88%, 1/12/2028 (b)	250,000	236,693
5.88%, 4/10/2034	485,000	480,048
Avnet, Inc.:
4.63%, 4/15/2026	181,000	177,702
Security Description	Principal Amount	Value
5.50%, 6/1/2032 (b)	$313,000	$302,677
Flex Ltd.:
3.75%, 2/1/2026	147,000	142,640
4.88%, 6/15/2029	282,000	273,117
6.00%, 1/15/2028	70,000	70,914
Fortive Corp.:
3.15%, 6/15/2026	236,000	226,352
4.30%, 6/15/2046 (b)	200,000	166,390
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	173,161
1.75%, 9/1/2031	290,000	235,045
1.95%, 6/1/2030	343,000	292,373
2.50%, 11/1/2026	219,000	206,999
2.70%, 8/15/2029	394,000	356,550
4.50%, 1/15/2034 (b)	350,000	335,979
4.88%, 9/1/2029	350,000	350,438
4.95%, 2/15/2028 (b)	280,000	282,083
4.95%, 9/1/2031 (b)	250,000	250,200
5.00%, 2/15/2033 (b)	440,000	439,890
5.00%, 3/1/2035	350,000	346,959
5.25%, 3/1/2054	350,000	339,707
5.35%, 3/1/2064 (b)	250,000	242,483
5.70%, 3/15/2037	487,000	505,360
Hubbell, Inc.:
2.30%, 3/15/2031	129,000	107,440
3.50%, 2/15/2028	100,000	94,417
Jabil, Inc.:
3.00%, 1/15/2031	247,000	210,219
3.60%, 1/15/2030	359,000	323,879
5.45%, 2/1/2029	355,000	354,734
Keysight Technologies, Inc.:
3.00%, 10/30/2029	296,000	263,709
4.60%, 4/6/2027	125,000	122,676
TD SYNNEX Corp.:
1.75%, 8/9/2026	101,000	93,215
2.38%, 8/9/2028	135,000	120,135
6.10%, 4/12/2034	125,000	125,358
Trimble, Inc.:
4.90%, 6/15/2028	272,000	268,420
6.10%, 3/15/2033 (b)	465,000	481,168
Tyco Electronics Group SA:
3.13%, 8/15/2027	177,000	167,357
3.70%, 2/15/2026	219,000	213,810
4.50%, 2/13/2026	241,000	238,788
Vontier Corp.:
2.40%, 4/1/2028	367,000	325,338
2.95%, 4/1/2031	206,000	169,653
		12,689,041
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033 (b)	150,000	150,198
6.35%, 8/18/2028	400,000	412,668

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MasTec, Inc. 5.90%, 6/15/2029 (b)	$335,000	$336,591
		899,457
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	1,819,000	1,725,394
4.05%, 3/15/2029 (b)	270,000	249,353
4.28%, 3/15/2032 (b)	1,261,000	1,100,324
5.05%, 3/15/2042 (b)	1,281,000	1,041,030
5.14%, 3/15/2052	483,000	375,861
5.39%, 3/15/2062	130,000	101,405
		4,593,367
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	200,000	188,040
1.45%, 2/15/2031	539,000	427,147
1.75%, 2/15/2032 (b)	126,000	98,989
2.90%, 7/1/2026	133,000	127,140
3.05%, 3/1/2050 (b)	316,000	210,102
3.38%, 11/15/2027	352,500	334,410
3.95%, 5/15/2028	297,000	285,491
5.00%, 12/15/2033	125,000	122,296
5.20%, 11/15/2034 (b)	400,000	397,056
Veralto Corp.:
5.45%, 9/18/2033 (c)	400,000	398,872
5.50%, 9/18/2026 (c)	300,000	299,904
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	93,564
2.60%, 2/1/2030 (b)	245,000	215,767
2.95%, 1/15/2052	229,000	146,448
3.20%, 6/1/2032	261,000	226,705
3.50%, 5/1/2029 (b)	245,000	228,950
4.25%, 12/1/2028	361,000	348,636
5.00%, 3/1/2034	260,000	254,176
Waste Management, Inc.:
0.75%, 11/15/2025	115,000	108,070
1.15%, 3/15/2028	214,000	186,779
1.50%, 3/15/2031	328,000	262,548
2.00%, 6/1/2029	204,000	178,220
2.50%, 11/15/2050	165,000	98,048
3.15%, 11/15/2027	257,000	242,567
4.15%, 4/15/2032 (b)	455,000	428,719
4.15%, 7/15/2049	100,000	82,659
4.63%, 2/15/2030	370,000	364,028
4.63%, 2/15/2033	124,000	119,747
4.88%, 2/15/2034 (b)	500,000	489,665
4.95%, 7/3/2027 (e)	145,000	144,801
4.95%, 7/3/2031 (e)	110,000	109,058
		7,218,602
FOOD — 0.4%
Campbell Soup Co.:
4.15%, 3/15/2028 (b)	228,000	220,852
4.80%, 3/15/2048 (b)	671,000	585,401
Security Description	Principal Amount	Value
Conagra Brands, Inc.:
1.38%, 11/1/2027	$175,000	$154,154
4.60%, 11/1/2025	364,000	359,632
4.85%, 11/1/2028 (b)	356,000	349,948
5.30%, 10/1/2026	520,000	519,433
5.30%, 11/1/2038	377,000	354,885
5.40%, 11/1/2048 (b)	425,000	391,263
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	110,000	91,512
General Mills, Inc.:
2.25%, 10/14/2031 (b)	243,000	199,661
2.88%, 4/15/2030	370,000	328,012
3.00%, 2/1/2051 (b)	200,000	127,748
4.20%, 4/17/2028 (b)	475,000	460,023
4.70%, 1/30/2027	200,000	197,538
5.40%, 6/15/2040	150,000	146,900
Hershey Co.:
1.70%, 6/1/2030 (b)	189,000	158,087
2.30%, 8/15/2026	20,000	18,881
3.13%, 11/15/2049	184,000	125,948
3.38%, 8/15/2046	129,000	95,034
4.25%, 5/4/2028 (b)	418,000	411,166
Hormel Foods Corp.:
1.70%, 6/3/2028	320,000	284,211
1.80%, 6/11/2030 (b)	181,000	152,026
3.05%, 6/3/2051 (b)	274,000	180,766
Ingredion, Inc.:
2.90%, 6/1/2030	255,000	224,813
3.90%, 6/1/2050	125,000	92,479
J M Smucker Co.:
2.38%, 3/15/2030 (b)	365,000	315,772
3.38%, 12/15/2027 (b)	210,000	198,996
4.25%, 3/15/2035 (b)	411,000	367,570
6.20%, 11/15/2033 (b)	450,000	472,509
6.50%, 11/15/2043	260,000	273,829
6.50%, 11/15/2053 (b)	295,000	316,682
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL:
2.50%, 1/15/2027	365,000	339,337
3.63%, 1/15/2032	290,000	250,749
4.38%, 2/2/2052	195,000	144,479
5.50%, 1/15/2030 (b)	547,000	538,636
5.75%, 4/1/2033	266,000	264,540
6.75%, 3/15/2034 (c)	576,000	609,258
7.25%, 11/15/2053 (b) (c)	1,000,000	1,083,890
Kellanova:
2.10%, 6/1/2030	196,000	165,814
3.25%, 4/1/2026	325,000	313,505
3.40%, 11/15/2027	546,000	516,642
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	146,000	146,577
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,463,000	1,402,051
3.75%, 4/1/2030 (b)	336,000	313,794

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.25%, 3/1/2031 (b)	$379,000	$359,375
4.38%, 6/1/2046	719,000	585,460
4.63%, 10/1/2039	469,000	415,618
4.88%, 10/1/2049	685,000	597,567
5.00%, 6/4/2042	553,000	500,000
6.75%, 3/15/2032	176,000	191,391
Kroger Co.:
1.70%, 1/15/2031	243,000	195,625
2.20%, 5/1/2030 (b)	565,000	480,352
2.65%, 10/15/2026	300,000	283,317
3.70%, 8/1/2027	353,000	339,251
3.88%, 10/15/2046	541,000	407,108
4.45%, 2/1/2047	292,400	241,508
5.40%, 1/15/2049	197,000	187,061
6.90%, 4/15/2038	161,000	179,212
McCormick & Co., Inc.:
2.50%, 4/15/2030	830,000	719,610
3.40%, 8/15/2027	290,000	275,523
Mondelez International, Inc.:
1.50%, 2/4/2031	129,000	103,065
2.63%, 3/17/2027	195,000	182,803
2.63%, 9/4/2050	429,000	256,529
2.75%, 4/13/2030	202,000	179,031
3.00%, 3/17/2032 (b)	100,000	86,193
4.75%, 2/20/2029 (b)	500,000	494,040
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	230,988
4.25%, 4/15/2031	519,000	472,197
6.25%, 7/1/2033	506,000	513,873
6.88%, 5/15/2034	240,000	254,933
Sysco Corp.:
2.40%, 2/15/2030 (b)	285,000	246,904
3.25%, 7/15/2027	299,000	283,186
3.30%, 7/15/2026	310,000	298,053
3.30%, 2/15/2050	250,000	171,090
3.75%, 10/1/2025	323,000	316,175
4.50%, 4/1/2046	178,000	149,766
4.85%, 10/1/2045	115,000	101,847
5.75%, 1/17/2029	473,000	484,371
5.95%, 4/1/2030	347,000	360,998
6.60%, 4/1/2050	335,078	373,173
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	631,013
4.00%, 3/1/2026	387,000	377,917
4.35%, 3/1/2029 (b)	279,000	267,977
4.55%, 6/2/2047	319,000	256,326
4.88%, 8/15/2034 (b)	383,000	360,518
5.15%, 8/15/2044	202,000	176,780
5.40%, 3/15/2029	95,000	95,190
5.70%, 3/15/2034 (b)	105,000	104,529
		28,052,446
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	241,000	225,443
Security Description	Principal Amount	Value
Georgia-Pacific LLC:
7.75%, 11/15/2029	$184,000	$207,401
8.88%, 5/15/2031	125,000	152,381
International Paper Co.:
4.35%, 8/15/2048	294,000	238,108
4.80%, 6/15/2044	599,000	520,327
5.00%, 9/15/2035 (b)	150,000	141,466
6.00%, 11/15/2041 (b)	499,000	500,527
Suzano Austria GmbH:
3.13%, 1/15/2032	368,000	300,417
3.75%, 1/15/2031	416,500	361,868
5.00%, 1/15/2030	378,000	357,354
6.00%, 1/15/2029	521,000	519,578
Suzano International Finance BV 5.50%, 1/17/2027	101,000	100,291
		3,625,161
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	229,000	183,578
2.63%, 9/15/2029	320,000	285,555
2.85%, 2/15/2052	260,000	160,878
3.00%, 6/15/2027	246,000	232,595
3.38%, 9/15/2049	461,000	319,049
4.13%, 3/15/2049	203,000	159,907
5.75%, 10/15/2052	300,000	303,783
5.90%, 11/15/2033	105,000	109,665
6.20%, 11/15/2053 (b)	200,000	215,586
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	561,000	457,507
4.00%, 4/1/2028 (b)	185,000	177,500
4.40%, 7/1/2032	350,000	328,563
5.25%, 3/1/2028	550,000	551,941
National Fuel Gas Co. 2.95%, 3/1/2031	229,000	191,861
NiSource, Inc.:
0.95%, 8/15/2025	354,000	336,286
1.70%, 2/15/2031	250,000	199,085
3.49%, 5/15/2027	469,000	447,313
4.38%, 5/15/2047	409,000	328,574
4.80%, 2/15/2044	380,000	329,741
5.00%, 6/15/2052	519,000	458,853
5.20%, 7/1/2029	175,000	174,375
5.25%, 3/30/2028	472,000	471,495
5.40%, 6/30/2033	179,000	177,176
5.65%, 2/1/2045	170,000	164,251
5.95%, 6/15/2041	137,000	137,269
ONE Gas, Inc. 5.10%, 4/1/2029 (b)	500,000	501,645
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	280,000	235,071
5.40%, 6/15/2033	100,000	99,802

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	$266,000	$231,585
3.75%, 9/15/2042 (b)	350,000	272,167
Series VV, 4.30%, 1/15/2049	510,000	408,484
5.75%, 6/1/2053	525,000	520,952
6.35%, 11/15/2052 (b)	379,000	408,517
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	146,000	118,102
3.95%, 10/1/2046	280,000	209,877
4.40%, 5/30/2047	374,000	303,213
5.75%, 9/15/2033 (b)	315,000	322,437
Southwest Gas Corp.:
2.20%, 6/15/2030 (b)	234,000	198,278
3.18%, 8/15/2051	130,000	81,697
4.05%, 3/15/2032	207,000	187,354
5.45%, 3/23/2028	370,000	372,623
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	275,000	207,826
		11,582,016
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 2.80%, 3/1/2031	116,000	97,491
Regal Rexnord Corp.:
6.05%, 2/15/2026	280,000	281,232
6.40%, 4/15/2033	385,000	395,191
Snap-on, Inc. 4.10%, 3/1/2048	362,000	296,105
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	354,000	301,428
2.75%, 11/15/2050	796,000	455,758
3.40%, 3/1/2026	435,000	421,445
5.20%, 9/1/2040	137,000	127,810
		2,376,460
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	233,000	206,522
1.40%, 6/30/2030	374,000	310,775
3.75%, 11/30/2026	434,000	423,324
4.75%, 11/30/2036	515,000	499,658
4.75%, 4/15/2043 (b)	275,000	258,041
4.90%, 11/30/2046	937,000	882,401
6.00%, 4/1/2039	183,000	198,641
6.15%, 11/30/2037	245,000	267,204
Baxter International, Inc.:
1.92%, 2/1/2027	457,000	418,799
2.27%, 12/1/2028	375,000	330,360
2.54%, 2/1/2032 (b)	420,000	344,509
3.13%, 12/1/2051	476,000	299,123
3.95%, 4/1/2030 (b)	284,000	264,963
Boston Scientific Corp.:
2.65%, 6/1/2030	357,000	313,592
Security Description	Principal Amount	Value
4.55%, 3/1/2039	$352,000	$327,990
4.70%, 3/1/2049	286,000	254,703
Danaher Corp.:
2.80%, 12/10/2051	481,000	303,444
3.35%, 9/15/2025 (b)	250,000	244,667
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (b)	225,000	196,351
DH Europe Finance II SARL:
2.60%, 11/15/2029	136,000	121,273
3.25%, 11/15/2039	793,000	626,637
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	215,000	215,185
5.65%, 11/15/2027	435,000	440,851
5.86%, 3/15/2030	550,000	565,020
5.91%, 11/22/2032 (b)	530,000	546,933
6.38%, 11/22/2052	401,000	435,041
Koninklijke Philips NV 6.88%, 3/11/2038	246,000	269,498
Medtronic Global Holdings SCA 4.50%, 3/30/2033	625,000	600,894
Medtronic, Inc.:
4.38%, 3/15/2035	812,000	764,620
4.63%, 3/15/2045 (b)	417,000	376,914
Revvity, Inc.:
1.90%, 9/15/2028	175,000	153,102
2.25%, 9/15/2031	296,000	241,841
3.30%, 9/15/2029	323,000	293,927
Smith & Nephew PLC:
2.03%, 10/14/2030	375,000	309,765
5.15%, 3/20/2027	300,000	298,962
5.40%, 3/20/2034 (b)	145,000	142,797
Solventum Corp.:
5.40%, 3/1/2029 (c)	500,000	498,455
5.45%, 2/25/2027 (c)	225,000	224,833
5.45%, 3/13/2031 (b) (c)	500,000	493,815
5.60%, 3/23/2034 (c)	500,000	490,740
5.90%, 4/30/2054 (c)	310,000	296,320
6.00%, 5/15/2064 (c)	500,000	475,160
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	245,000	208,723
3.75%, 3/15/2051	220,000	159,925
Stryker Corp.:
1.95%, 6/15/2030	158,000	133,049
3.38%, 11/1/2025	290,396	282,654
3.50%, 3/15/2026	421,000	408,749
3.65%, 3/7/2028	55,000	52,381
4.10%, 4/1/2043	200,000	164,896
4.38%, 5/15/2044	380,000	325,953
4.63%, 3/15/2046 (b)	305,000	268,186
4.85%, 12/8/2028	295,000	292,714
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (b)	225,000	198,490
2.00%, 10/15/2031 (b)	270,000	221,044
2.60%, 10/1/2029 (b)	448,000	400,620

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.80%, 10/15/2041	$319,000	$226,984
4.10%, 8/15/2047	135,000	110,978
4.95%, 11/21/2032	125,000	123,917
5.00%, 1/31/2029 (b)	335,000	335,650
5.09%, 8/10/2033	805,000	802,352
5.20%, 1/31/2034 (b)	270,000	271,455
5.30%, 2/1/2044	175,000	170,870
5.40%, 8/10/2043	160,000	159,752
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	101,000	97,464
4.45%, 8/15/2045	195,000	163,687
		20,808,143
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	64,634
Adventist Health System 2.95%, 3/1/2029 (b)	180,000	161,413
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	142,000	122,211
3.39%, 10/15/2049	139,000	101,469
4.27%, 8/15/2048	200,000	172,304
Aetna, Inc.:
3.88%, 8/15/2047	348,000	252,366
4.13%, 11/15/2042	231,000	181,344
4.50%, 5/15/2042	331,000	276,511
6.63%, 6/15/2036	210,000	222,554
AHS Hospital Corp. 5.02%, 7/1/2045	220,000	209,009
Allina Health System Series 2021, 2.90%, 11/15/2051	175,000	113,932
Ascension Health:
Series B, 2.53%, 11/15/2029	137,000	121,461
Series B, 3.11%, 11/15/2039	613,000	474,284
3.95%, 11/15/2046	198,000	165,176
Banner Health:
2.91%, 1/1/2042	100,000	72,245
2.91%, 1/1/2051	177,000	117,820
Series 2020, 3.18%, 1/1/2050	150,000	104,980
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	275,000	180,004
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	205,000	139,283
3.46%, 6/1/2030	110,000	101,376
Centene Corp.:
2.45%, 7/15/2028	310,000	275,289
2.50%, 3/1/2031	577,000	473,873
2.63%, 8/1/2031	308,000	252,033
Security Description	Principal Amount	Value
3.00%, 10/15/2030	$215,000	$183,922
3.38%, 2/15/2030	751,000	666,392
4.25%, 12/15/2027	1,138,000	1,086,562
4.63%, 12/15/2029	1,331,000	1,258,088
Children's Health System of Texas 2.51%, 8/15/2050	542,000	331,628
Children's Hospital Series 2020, 2.93%, 7/15/2050	238,000	152,372
Cigna Holding Co. 5.38%, 2/15/2042	115,000	107,055
City of Hope:
Series 2018, 4.38%, 8/15/2048	125,000	101,855
Series 2013, 5.62%, 11/15/2043	135,000	131,871
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	250,000	218,927
CommonSpirit Health:
2.78%, 10/1/2030	290,000	251,326
3.35%, 10/1/2029	407,000	372,959
3.91%, 10/1/2050	167,000	126,561
4.35%, 11/1/2042	847,000	713,894
5.32%, 12/1/2034	385,000	378,259
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	705,000	461,183
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	250,000	186,710
Dignity Health:
4.50%, 11/1/2042 (b)	230,000	200,174
5.27%, 11/1/2064	139,000	126,701
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	310,000	250,058
Elevance Health, Inc.:
1.50%, 3/15/2026	376,000	352,936
2.25%, 5/15/2030	266,000	227,866
2.55%, 3/15/2031	416,000	354,444
2.88%, 9/15/2029 (b)	553,000	497,429
3.13%, 5/15/2050	400,000	268,100
3.60%, 3/15/2051	365,000	262,220
3.65%, 12/1/2027	611,000	583,920
3.70%, 9/15/2049	122,000	90,070
4.10%, 3/1/2028 (b)	435,700	421,352
4.55%, 3/1/2048	385,000	326,361
4.55%, 5/15/2052	329,000	276,103
4.63%, 5/15/2042	181,000	159,316
4.65%, 8/15/2044	629,000	548,670
4.75%, 2/15/2033	368,000	355,223
5.10%, 1/15/2044	492,000	456,192
5.13%, 2/15/2053 (b)	222,000	204,249

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.35%, 10/15/2025	$145,000	$144,856
5.38%, 6/15/2034	310,000	311,429
5.50%, 10/15/2032 (b)	359,000	364,902
6.38%, 6/15/2037	277,000	295,850
Hackensack Meridian Health, Inc. 4.21%, 7/1/2048 (b)	430,000	363,703
HCA, Inc.:
2.38%, 7/15/2031	216,000	177,304
3.13%, 3/15/2027	365,000	344,852
3.50%, 9/1/2030	960,000	865,987
3.50%, 7/15/2051	327,000	218,619
3.63%, 3/15/2032	703,000	619,104
4.13%, 6/15/2029	574,000	543,618
4.50%, 2/15/2027	500,700	489,344
4.63%, 3/15/2052	321,000	259,217
5.20%, 6/1/2028	645,000	642,414
5.25%, 6/15/2026	280,700	279,600
5.25%, 6/15/2049	978,000	871,202
5.38%, 9/1/2026	199,000	198,502
5.50%, 6/1/2033	488,000	483,906
5.50%, 6/15/2047	839,000	774,414
5.60%, 4/1/2034	500,000	496,765
5.63%, 9/1/2028	528,000	532,625
5.88%, 2/1/2029	350,000	356,373
5.90%, 6/1/2053	375,000	365,062
6.00%, 4/1/2054	435,000	429,141
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	75,000	58,660
Humana, Inc.:
1.35%, 2/3/2027	361,000	327,163
2.15%, 2/3/2032	585,000	466,216
3.13%, 8/15/2029	290,000	262,546
3.70%, 3/23/2029 (b)	311,000	291,531
3.95%, 8/15/2049	90,000	67,641
4.63%, 12/1/2042	249,000	209,419
4.80%, 3/15/2047	235,000	198,991
5.38%, 4/15/2031 (b)	360,000	358,024
5.50%, 3/15/2053	180,000	167,315
5.70%, 3/13/2026	210,000	209,727
5.75%, 3/1/2028	270,000	274,690
5.75%, 12/1/2028 (b)	150,000	152,937
5.88%, 3/1/2033	250,000	254,465
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	472,000	385,261
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	82,298
IQVIA, Inc.:
5.70%, 5/15/2028	250,000	252,385
6.25%, 2/1/2029	335,000	344,330
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	105,000	85,144
Security Description	Principal Amount	Value
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051 (b)	$575,000	$384,152
Series 2019, 3.27%, 11/1/2049	155,000	110,468
4.15%, 5/1/2047	771,000	644,649
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	229,000	212,725
2.70%, 6/1/2031 (b)	284,000	243,010
4.70%, 2/1/2045	105,000	92,061
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	295,000	206,409
Series 2020, 3.34%, 7/1/2060 (b)	175,000	117,411
Series 2017, 3.77%, 7/1/2048	284,000	222,182
Mayo Clinic Series 2021, 3.20%, 11/15/2061	575,000	383,554
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	169,000	139,760
Series 2015, 4.20%, 7/1/2055	545,000	451,718
5.00%, 7/1/2042	150,000	144,001
Methodist Hospital Series 20A, 2.71%, 12/1/2050	299,000	188,729
Montefiore Obligated Group 4.29%, 9/1/2050	140,000	89,243
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	120,000	92,791
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	265,000	192,599
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	675,000	485,305
4.02%, 8/1/2045	103,000	86,747
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (b)	204,000	157,892
4.26%, 11/1/2047	151,000	121,955
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	250,000	159,865
Novant Health, Inc.:
2.64%, 11/1/2036	345,000	260,823
3.17%, 11/1/2051 (b)	359,000	241,585
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	210,000	145,763

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.78%, 7/1/2044	$428,000	$396,332
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	100,000	70,978
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	75,000	52,410
Orlando Health Obligated Group 4.09%, 10/1/2048	100,000	82,634
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	201,000	176,508
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	315,000	200,794
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	108,000	94,702
Series I, 3.74%, 10/1/2047	225,000	172,134
Series A, 3.93%, 10/1/2048	684,000	530,606
5.40%, 10/1/2033	86,000	85,591
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (b)	309,000	264,374
2.95%, 6/30/2030 (b)	250,000	221,655
3.45%, 6/1/2026	246,000	237,720
4.20%, 6/30/2029 (b)	145,000	139,594
6.40%, 11/30/2033 (b)	195,000	208,736
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	155,000	98,755
SSM Health Care Corp. 4.89%, 6/1/2028	115,000	114,374
Stanford Health Care 3.03%, 8/15/2051	105,000	71,435
Summa Health AGM, 3.51%, 11/15/2051 (h)	150,000	108,729
Sutter Health:
Series 20A, 2.29%, 8/15/2030 (b)	360,000	308,970
Series 20A, 3.16%, 8/15/2040	100,000	75,644
Series 20A, 3.36%, 8/15/2050 (b)	278,000	198,998
Series 2018, 4.09%, 8/15/2048	512,000	421,847
Texas Health Resources 2.33%, 11/15/2050	129,000	75,621
Toledo Hospital AGM, 5.75%, 11/15/2038 (h)	340,000	339,793
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	115,000	81,188
4.13%, 12/1/2045	230,000	193,782
Security Description	Principal Amount	Value
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	$214,000	$199,014
1.25%, 1/15/2026	278,000	261,982
2.00%, 5/15/2030	261,700	222,406
2.30%, 5/15/2031 (b)	100,000	83,980
2.75%, 5/15/2040	325,000	233,707
2.88%, 8/15/2029	577,000	523,391
2.90%, 5/15/2050 (b)	188,000	121,888
2.95%, 10/15/2027 (b)	426,000	400,466
3.05%, 5/15/2041	250,000	184,770
3.25%, 5/15/2051	641,000	440,194
3.38%, 4/15/2027	567,000	543,810
3.45%, 1/15/2027 (b)	750,400	723,791
3.50%, 8/15/2039	741,600	599,079
3.75%, 7/15/2025	641,000	631,475
3.75%, 10/15/2047	414,000	315,526
3.85%, 6/15/2028	626,000	601,742
3.88%, 12/15/2028	312,000	298,990
3.88%, 8/15/2059	400,000	296,520
4.20%, 5/15/2032	400,000	376,300
4.20%, 1/15/2047	193,000	159,044
4.25%, 4/15/2047	287,000	238,758
4.25%, 6/15/2048	250,000	206,717
4.45%, 12/15/2048	400,000	341,840
4.50%, 4/15/2033	750,000	716,580
4.60%, 4/15/2027	500,000	495,880
4.63%, 7/15/2035	601,000	575,980
4.70%, 4/15/2029	315,000	312,565
4.75%, 5/15/2052	408,000	361,284
4.90%, 4/15/2031 (b)	500,000	495,260
4.95%, 5/15/2062	100,000	89,049
5.00%, 4/15/2034	500,000	493,330
5.05%, 4/15/2053 (b)	492,000	456,355
5.15%, 10/15/2025	390,000	389,571
5.20%, 4/15/2063	100,000	92,831
5.25%, 2/15/2028 (b)	359,000	363,689
5.30%, 2/15/2030	339,000	345,004
5.35%, 2/15/2033 (b)	775,000	785,106
5.38%, 4/15/2054	295,000	286,510
5.50%, 4/15/2064	500,000	484,910
5.70%, 10/15/2040	258,000	263,163
5.88%, 2/15/2053 (b)	645,000	669,981
6.05%, 2/15/2063	985,000	1,036,181
6.63%, 11/15/2037	321,000	355,052
6.88%, 2/15/2038	221,600	253,670
Universal Health Services, Inc.:
1.65%, 9/1/2026	106,000	97,502
2.65%, 10/15/2030	315,000	268,531
WakeMed Series A, 3.29%, 10/1/2052	218,000	152,711
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	69,239
		60,438,676

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	$190,000	$173,778
1.40%, 10/15/2027	286,000	254,417
Lennar Corp.:
4.75%, 11/29/2027 (b)	458,000	451,593
5.00%, 6/15/2027	122,000	121,336
5.25%, 6/1/2026	250,000	249,322
MDC Holdings, Inc. 6.00%, 1/15/2043	345,000	362,681
Meritage Homes Corp. 5.13%, 6/6/2027	225,000	221,789
NVR, Inc. 3.00%, 5/15/2030	190,000	168,346
PulteGroup, Inc. 5.00%, 1/15/2027	185,000	183,607
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	300,000	277,398
4.35%, 2/15/2028	240,000	231,672
		2,695,939
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	352,000	322,675
4.40%, 3/15/2029	450,000	411,417
Whirlpool Corp.:
4.75%, 2/26/2029 (b)	406,000	399,528
5.50%, 3/1/2033 (b)	357,000	351,988
5.75%, 3/1/2034	315,000	314,880
		1,800,488
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	200,000	190,460
Series MTN, 4.00%, 8/15/2045	230,000	192,448
4.60%, 3/1/2028 (b)	280,000	279,661
4.60%, 3/1/2033 (b)	237,000	232,703
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	240,000	197,225
2.38%, 12/1/2029	240,000	210,526
2.60%, 4/15/2030	550,000	482,284
3.13%, 12/1/2049	570,000	380,703
4.15%, 3/15/2047	342,000	278,747
4.38%, 5/15/2028 (b)	70,000	68,573
4.65%, 5/15/2033	300,000	289,671
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	736,000	702,394
3.63%, 3/24/2032	925,000	828,125
4.00%, 3/24/2052 (b)	261,000	206,944
Kenvue, Inc. 5.20%, 3/22/2063	509,000	480,771
Procter & Gamble Co.:
1.20%, 10/29/2030 (b)	400,000	325,700
1.95%, 4/23/2031	195,000	165,830
2.45%, 11/3/2026	534,000	505,864
Security Description	Principal Amount	Value
2.80%, 3/25/2027	$200,000	$190,100
2.85%, 8/11/2027	150,000	141,742
3.00%, 3/25/2030	1,762,000	1,621,762
3.55%, 3/25/2040	100,000	83,543
3.60%, 3/25/2050 (b)	127,000	100,362
3.95%, 1/26/2028 (b)	468,000	457,966
4.05%, 1/26/2033 (b)	535,000	513,044
4.35%, 1/29/2029 (b)	500,000	495,605
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	234,665
2.00%, 7/28/2026	325,000	305,471
2.90%, 5/5/2027	951,000	901,557
3.50%, 3/22/2028	378,000	360,669
		11,425,115
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028	230,000	226,610
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	186,000	154,523
3.15%, 8/1/2027	358,000	339,799
3.95%, 8/1/2047	100,000	78,653
5.00%, 6/15/2052	25,000	23,213
5.60%, 11/15/2032	130,000	134,841
Clorox Co.:
1.80%, 5/15/2030	955,000	796,680
4.40%, 5/1/2029	70,000	68,139
4.60%, 5/1/2032	244,000	236,438
Kimberly-Clark Corp.:
1.05%, 9/15/2027	165,000	146,301
2.75%, 2/15/2026	221,000	212,894
2.88%, 2/7/2050 (b)	180,000	119,792
3.20%, 4/25/2029 (b)	203,000	189,226
3.90%, 5/4/2047	289,000	228,411
3.95%, 11/1/2028 (b)	125,000	120,602
6.63%, 8/1/2037	645,000	733,230
		3,809,352
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026 (b)	655,000	611,777
4.75%, 1/15/2049	250,000	221,747
Alleghany Corp.:
3.25%, 8/15/2051	590,000	397,695
3.63%, 5/15/2030	253,000	235,373
Allstate Corp.:
0.75%, 12/15/2025	261,000	244,066
1.45%, 12/15/2030 (b)	400,000	319,400
3.28%, 12/15/2026	134,000	128,199
3.85%, 8/10/2049 (b)	293,000	221,429
5.05%, 6/24/2029	200,000	199,126
5.25%, 3/30/2033 (b)	390,000	388,436
American Financial Group, Inc. 4.50%, 6/15/2047	157,000	134,061

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
American International Group, Inc.:
3.40%, 6/30/2030	$343,000	$312,075
3.90%, 4/1/2026	900	875
4.50%, 7/16/2044	100,000	86,447
4.75%, 4/1/2048	300,000	264,702
4.80%, 7/10/2045	463,000	413,116
5.13%, 3/27/2033 (b)	885,000	872,283
Aon Corp.:
2.80%, 5/15/2030	702,000	615,598
3.75%, 5/2/2029	290,000	272,197
6.25%, 9/30/2040	200,000	211,072
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	248,000	200,168
2.85%, 5/28/2027	170,000	159,502
5.00%, 9/12/2032	335,000	326,169
Aon Global Ltd. 3.88%, 12/15/2025	210,000	205,225
Aon North America, Inc.:
5.13%, 3/1/2027	190,000	189,753
5.15%, 3/1/2029	500,000	498,660
5.30%, 3/1/2031	500,000	498,320
5.45%, 3/1/2034	500,000	497,775
5.75%, 3/1/2054	500,000	488,575
Arch Capital Finance LLC:
4.01%, 12/15/2026	391,000	378,375
5.03%, 12/15/2046	115,000	104,190
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	265,000	243,008
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	160,000	130,547
3.05%, 3/9/2052	125,000	76,566
3.50%, 5/20/2051 (b)	520,000	358,691
5.45%, 7/15/2034	500,000	496,030
6.50%, 2/15/2034	254,000	268,735
Assurant, Inc.:
3.70%, 2/22/2030	239,000	216,140
4.90%, 3/27/2028	175,000	172,277
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (b)	185,000	160,426
6.13%, 9/15/2028	165,000	169,904
Athene Holding Ltd.:
3.95%, 5/25/2051	210,000	150,450
4.13%, 1/12/2028	465,000	448,297
5.88%, 1/15/2034	285,000	281,990
6.65%, 2/1/2033 (b)	433,000	454,884
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (b)	200,000	186,878
AXIS Specialty Finance PLC 4.00%, 12/6/2027	139,000	133,284
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	228,000	194,824
2.30%, 3/15/2027	500,000	468,585
Security Description	Principal Amount	Value
2.85%, 10/15/2050 (b)	$766,000	$492,821
2.88%, 3/15/2032	280,000	245,006
3.85%, 3/15/2052	791,000	612,068
4.20%, 8/15/2048	642,000	538,953
4.25%, 1/15/2049	890,000	760,487
4.40%, 5/15/2042	125,000	113,340
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026 (b)	724,000	701,129
4.50%, 2/11/2043 (b)	545,500	504,980
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	150,000	95,241
5.63%, 5/15/2030 (b)	1,021,000	1,020,592
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	622,000	513,952
4.20%, 3/17/2032	300,000	273,954
5.65%, 6/11/2034	125,000	124,245
Chubb Corp.:
6.00%, 5/11/2037	211,400	225,490
Series 1, 6.50%, 5/15/2038	176,000	196,247
Chubb INA Holdings LLC:
2.85%, 12/15/2051	150,000	98,090
3.05%, 12/15/2061	282,000	179,273
3.35%, 5/3/2026	778,000	752,746
4.15%, 3/13/2043	105,000	89,760
4.35%, 11/3/2045	440,000	379,984
5.00%, 3/15/2034	615,000	609,324
Cincinnati Financial Corp. 6.13%, 11/1/2034	242,000	251,740
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	149,956
3.45%, 8/15/2027	181,000	171,548
3.90%, 5/1/2029	250,000	236,955
5.13%, 2/15/2034	95,000	92,019
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,810,000	1,732,822
3.90%, 4/5/2032 (b)	275,000	246,301
6.05%, 9/15/2033 (c)	165,000	168,910
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (d)	256,000	258,273
Enstar Group Ltd.:
3.10%, 9/1/2031	216,000	178,425
4.95%, 6/1/2029	300,000	288,195
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	852,834
5.00%, 4/20/2048	355,000	318,350
5.59%, 1/11/2033	200,000	202,608
Essent Group Ltd. 6.25%, 7/1/2029 (e)	250,000	249,715
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	402,000	248,408
3.50%, 10/15/2050 (b)	395,000	265,776
F&G Annuities & Life, Inc. 7.40%, 1/13/2028	230,000	237,434
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	150,000	130,479

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.85%, 4/17/2028 (b)	$170,000	$166,901
6.00%, 12/7/2033 (c)	689,000	699,790
6.10%, 3/15/2055 (c)	300,000	289,914
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	115,000	70,746
3.40%, 6/15/2030	252,000	223,635
First American Financial Corp. 4.00%, 5/15/2030 (b)	262,000	235,716
Globe Life, Inc.:
2.15%, 8/15/2030	222,000	177,906
4.55%, 9/15/2028 (b)	150,000	142,397
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	141,000	118,674
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	800,000	502,112
3.60%, 8/19/2049	250,000	182,500
4.30%, 4/15/2043	109,000	91,907
4.40%, 3/15/2048	310,000	257,870
Jackson Financial, Inc. 3.13%, 11/23/2031	462,000	387,276
Kemper Corp. 3.80%, 2/23/2032 (b)	155,000	132,740
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	124,000	110,159
3.80%, 3/1/2028 (b)	290,000	276,880
7.00%, 6/15/2040 (b)	1,015,000	1,098,666
Loews Corp.:
3.20%, 5/15/2030	129,000	116,966
3.75%, 4/1/2026	192,000	187,129
4.13%, 5/15/2043	338,000	281,929
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (d)	740,000	708,950
4.15%, 3/4/2026	335,000	328,022
5.38%, 3/4/2046 (b)	150,000	144,447
Markel Group, Inc.:
3.35%, 9/17/2029	235,000	215,516
5.00%, 4/5/2046	467,000	412,590
6.00%, 5/16/2054	205,000	202,944
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	183,000	155,945
3.75%, 3/14/2026	394,000	384,583
4.20%, 3/1/2048 (b)	153,000	124,323
4.35%, 1/30/2047	304,000	256,795
4.38%, 3/15/2029	393,000	384,150
4.75%, 3/15/2039	156,000	145,089
4.90%, 3/15/2049	571,000	511,679
5.15%, 3/15/2034 (b)	355,000	354,333
5.40%, 9/15/2033 (b)	500,000	509,210
5.75%, 11/1/2032	114,000	118,918
6.25%, 11/1/2052	150,000	162,369
Mercury General Corp. 4.40%, 3/15/2027	542,000	522,905
Security Description	Principal Amount	Value
MetLife, Inc.:
3.60%, 11/13/2025	$162,000	$158,408
4.05%, 3/1/2045	233,500	187,526
4.13%, 8/13/2042	367,000	304,291
4.55%, 3/23/2030 (b)	635,000	623,589
4.60%, 5/13/2046	164,000	142,788
4.72%, 12/15/2044	388,000	342,391
4.88%, 11/13/2043	177,000	161,107
5.00%, 7/15/2052	689,000	627,865
5.25%, 1/15/2054 (b)	470,000	446,049
5.38%, 7/15/2033 (b)	400,000	403,524
5.70%, 6/15/2035	325,000	333,739
5.88%, 2/6/2041	207,000	211,786
6.50%, 12/15/2032 (b)	191,000	207,812
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	188,000	189,856
NMI Holdings, Inc. 6.00%, 8/15/2029	300,000	297,462
Old Republic International Corp.:
3.85%, 6/11/2051	265,000	187,342
3.88%, 8/26/2026	250,000	241,610
PartnerRe Finance B LLC 3.70%, 7/2/2029	163,000	152,177
Primerica, Inc. 2.80%, 11/19/2031	200,000	167,296
Principal Financial Group, Inc.:
3.10%, 11/15/2026	239,000	227,416
3.70%, 5/15/2029	434,000	404,883
4.30%, 11/15/2046 (b)	200,000	165,754
4.63%, 9/15/2042	80,000	70,938
5.38%, 3/15/2033	100,000	99,863
6.05%, 10/15/2036	85,000	89,454
Progressive Corp.:
2.50%, 3/15/2027	224,000	209,749
3.20%, 3/26/2030 (b)	709,000	646,133
3.70%, 3/15/2052	145,000	108,198
4.00%, 3/1/2029	225,000	215,446
4.13%, 4/15/2047	123,000	100,754
4.20%, 3/15/2048	460,000	377,582
4.35%, 4/25/2044	238,000	204,447
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026 (b)	129,000	121,325
Series MTN, 2.10%, 3/10/2030	391,000	334,637
Series MTN, 3.70%, 3/13/2051	434,000	314,359
3.91%, 12/7/2047	306,000	235,290
3.94%, 12/7/2049	1,605,000	1,217,457
Series MTN, 4.35%, 2/25/2050	243,000	197,899
Series MTN, 4.42%, 3/27/2048	517,000	429,555

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 4.60%, 5/15/2044	$395,000	$344,626
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (d)	117,000	108,588
Series MTN, 5.70%, 12/14/2036	300,000	306,981
Series MTN, 6.63%, 12/1/2037	132,000	146,870
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (d)	166,000	170,128
Prudential Funding Asia PLC 3.13%, 4/14/2030 (b)	300,000	268,905
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	341,000	303,299
3.90%, 5/15/2029	108,000	101,330
6.00%, 9/15/2033	125,000	127,283
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (b)	275,000	260,799
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	377,000	348,054
5.75%, 6/5/2033	165,000	165,160
Travelers Cos., Inc.:
4.00%, 5/30/2047	153,000	123,384
4.05%, 3/7/2048	485,000	394,775
4.30%, 8/25/2045	364,000	309,156
5.35%, 11/1/2040	374,000	368,270
Series MTN, 6.25%, 6/15/2037	196,000	211,529
6.75%, 6/20/2036	550,000	617,699
Travelers Property Casualty Corp. 6.38%, 3/15/2033 (b)	140,000	153,430
Unum Group:
4.00%, 6/15/2029	137,000	129,135
4.13%, 6/15/2051	220,000	161,634
4.50%, 12/15/2049	200,000	155,790
5.75%, 8/15/2042	126,000	121,291
6.00%, 6/15/2054	105,000	100,526
W R Berkley Corp. 4.75%, 8/1/2044	235,000	208,085
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	132,604
4.50%, 9/15/2028	429,500	417,182
4.65%, 6/15/2027	177,000	173,987
5.05%, 9/15/2048	300,000	261,546
5.35%, 5/15/2033	225,000	220,547
5.90%, 3/5/2054	500,000	485,305
XL Group Ltd. 5.25%, 12/15/2043	165,000	153,160
		59,219,728
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	100,000	67,132
3.15%, 2/9/2051	338,000	215,174
3.25%, 2/9/2061	290,000	176,453
Security Description	Principal Amount	Value
3.40%, 12/6/2027	$618,000	$583,547
4.00%, 12/6/2037	475,000	403,114
4.20%, 12/6/2047 (b)	463,000	365,886
4.40%, 12/6/2057	429,000	338,202
4.50%, 11/28/2034	380,000	350,238
Alphabet, Inc.:
0.45%, 8/15/2025	200,000	190,410
0.80%, 8/15/2027 (b)	309,000	275,338
1.10%, 8/15/2030 (b)	628,500	513,283
1.90%, 8/15/2040	495,000	322,413
2.00%, 8/15/2026	660,000	621,443
2.05%, 8/15/2050	786,000	446,299
2.25%, 8/15/2060	370,000	204,521
Amazon.com, Inc.:
1.00%, 5/12/2026 (b)	896,000	833,405
1.20%, 6/3/2027 (b)	529,000	477,692
1.50%, 6/3/2030	511,000	425,729
1.65%, 5/12/2028 (b)	361,000	321,499
2.10%, 5/12/2031	560,000	471,850
2.50%, 6/3/2050	188,000	114,988
2.70%, 6/3/2060	843,000	496,131
2.88%, 5/12/2041	560,000	411,146
3.10%, 5/12/2051	1,091,000	749,670
3.15%, 8/22/2027	1,026,000	974,587
3.25%, 5/12/2061	550,000	366,845
3.30%, 4/13/2027	1,070,000	1,026,226
3.45%, 4/13/2029 (b)	671,000	636,584
3.60%, 4/13/2032 (b)	306,000	281,150
3.88%, 8/22/2037	968,000	854,773
3.95%, 4/13/2052	315,000	253,584
4.05%, 8/22/2047 (b)	1,079,000	898,969
4.10%, 4/13/2062	432,000	345,436
4.25%, 8/22/2057	464,000	388,660
4.55%, 12/1/2027 (b)	500,000	496,335
4.60%, 12/1/2025	318,000	315,923
4.65%, 12/1/2029 (b)	970,000	966,091
4.70%, 12/1/2032 (b)	379,000	375,646
4.80%, 12/5/2034	771,000	765,518
4.95%, 12/5/2044	534,000	516,068
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,644
Baidu, Inc.:
1.63%, 2/23/2027 (b)	193,000	176,072
2.38%, 10/9/2030	150,000	127,490
2.38%, 8/23/2031 (b)	413,000	342,171
3.43%, 4/7/2030	135,000	123,196
3.63%, 7/6/2027	150,000	143,339
4.38%, 3/29/2028	120,000	117,044
4.88%, 11/14/2028	150,000	148,607
Booking Holdings, Inc.:
3.55%, 3/15/2028	293,000	278,637
4.63%, 4/13/2030 (b)	654,000	643,444
eBay, Inc.:
1.40%, 5/10/2026	127,000	118,144
2.60%, 5/10/2031 (b)	430,000	364,920

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.70%, 3/11/2030 (b)	$260,000	$229,135
3.60%, 6/5/2027	242,000	232,255
3.65%, 5/10/2051 (b)	335,000	238,711
5.90%, 11/22/2025	283,000	284,489
6.30%, 11/22/2032 (b)	220,000	233,499
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	200,000	173,156
3.25%, 2/15/2030 (b)	488,000	440,025
3.80%, 2/15/2028 (b)	368,000	350,262
4.63%, 8/1/2027 (b)	115,000	112,884
5.00%, 2/15/2026	228,000	226,226
JD.com, Inc. 3.38%, 1/14/2030	508,000	462,514
Meta Platforms, Inc.:
3.50%, 8/15/2027	675,000	648,297
3.85%, 8/15/2032	800,000	744,344
4.45%, 8/15/2052	650,000	560,456
4.60%, 5/15/2028 (b)	550,000	547,850
4.65%, 8/15/2062	428,000	369,771
4.95%, 5/15/2033 (b)	870,000	874,237
5.60%, 5/15/2053	995,000	1,015,646
5.75%, 5/15/2063	542,000	557,317
Netflix, Inc. 4.88%, 4/15/2028	940,000	934,407
Tencent Music Entertainment Group 2.00%, 9/3/2030	182,000	150,461
VeriSign, Inc.:
2.70%, 6/15/2031	371,000	310,175
4.75%, 7/15/2027	364,000	357,444
Weibo Corp. 3.38%, 7/8/2030 (b)	466,000	407,373
		31,886,600
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (c)	240,000	241,289
ARES Capital Corp.:
2.15%, 7/15/2026 (b)	283,000	261,500
2.88%, 6/15/2028 (b)	160,000	141,795
3.25%, 7/15/2025	692,000	672,901
3.88%, 1/15/2026 (b)	489,000	472,061
5.88%, 3/1/2029	300,000	295,311
7.00%, 1/15/2027	515,000	523,606
Ares Strategic Income Fund 6.35%, 8/15/2029 (c)	500,000	495,865
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	265,000	243,018
2.95%, 3/10/2026	279,000	262,455
Barings BDC, Inc. 7.00%, 2/15/2029	283,000	283,925
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	515,000	502,794
Security Description	Principal Amount	Value
Blackstone Private Credit Fund:
2.63%, 12/15/2026	$501,000	$458,350
3.25%, 3/15/2027	443,000	409,009
4.00%, 1/15/2029 (b)	324,000	295,631
7.05%, 9/29/2025	184,000	185,777
7.30%, 11/27/2028 (c)	250,000	258,895
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	400,000	370,344
2.85%, 9/30/2028	250,000	219,133
3.63%, 1/15/2026	281,000	269,763
Blue Owl Capital Corp.:
2.63%, 1/15/2027	119,000	108,779
3.40%, 7/15/2026	263,000	247,801
3.75%, 7/22/2025	215,000	209,616
4.25%, 1/15/2026	188,000	182,343
5.95%, 3/15/2029 (b)	480,000	472,762
Blue Owl Capital Corp. III 3.13%, 4/13/2027	140,000	127,960
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	100,000	95,124
6.65%, 3/15/2031	200,000	195,620
7.75%, 9/16/2027	357,000	366,825
7.75%, 1/15/2029	350,000	360,860
7.95%, 6/13/2028	299,000	309,175
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	205,000	184,111
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (c)	400,000	391,296
FS KKR Capital Corp.:
2.63%, 1/15/2027	320,000	288,838
3.40%, 1/15/2026	348,000	331,237
6.88%, 8/15/2029	250,000	247,793
7.88%, 1/15/2029	370,000	382,210
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	238,000	227,083
6.38%, 3/11/2027	425,000	428,387
Golub Capital BDC, Inc.:
6.00%, 7/15/2029	125,000	122,709
7.05%, 12/5/2028 (b)	379,000	386,607
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (c) (e)	750,000	737,655
HPS Corporate Lending Fund 6.75%, 1/30/2029 (c)	255,000	256,701
Main Street Capital Corp. 6.50%, 6/4/2027	125,000	125,086
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (c)	265,000	259,202
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	215,000	195,067

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Prospect Capital Corp.:
3.44%, 10/15/2028 (b)	$222,000	$189,528
3.71%, 1/22/2026 (b)	226,000	215,577
Sixth Street Lending Partners 6.50%, 3/11/2029 (c)	265,000	262,281
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029 (b)	100,000	98,767
6.95%, 8/14/2028 (b)	210,000	214,467
		15,084,889
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	310,000	304,352
6.00%, 6/17/2034	95,000	94,944
6.55%, 11/29/2027	478,000	493,014
6.75%, 3/1/2041	140,000	143,210
6.80%, 11/29/2032 (b)	325,000	342,868
7.00%, 10/15/2039 (b)	134,000	144,002
Nucor Corp.:
2.70%, 6/1/2030	80,000	70,648
3.13%, 4/1/2032	441,000	381,668
3.85%, 4/1/2052	306,000	231,917
3.95%, 5/1/2028	435,000	416,713
4.30%, 5/23/2027	165,000	161,467
Reliance, Inc. 1.30%, 8/15/2025	100,000	95,171
Steel Dynamics, Inc.:
3.25%, 1/15/2031	160,000	141,704
3.45%, 4/15/2030	449,000	410,193
5.38%, 8/15/2034 (e)	105,000	103,107
Vale Overseas Ltd.:
3.75%, 7/8/2030	1,003,000	902,469
6.13%, 6/12/2033 (b)	575,000	578,197
6.40%, 6/28/2054 (b)	135,000	132,781
6.88%, 11/21/2036 (b)	502,000	535,970
6.88%, 11/10/2039 (b)	400,000	425,976
		6,110,371
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (b)	385,000	376,977
4.30%, 5/10/2033 (b)	520,000	512,892
4.42%, 5/8/2026	372,000	369,749
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033 (b)	252,000	258,844
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	446,000	326,378
3.45%, 12/15/2051 (b)	200,000	135,442
5.40%, 4/15/2034	500,000	494,790
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	125,000	126,420
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	750,000	754,642
Security Description	Principal Amount	Value
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	$525,000	$518,611
4.60%, 2/5/2029	500,000	490,905
4.90%, 2/5/2034 (b)	525,000	509,497
5.25%, 2/5/2044	250,000	236,865
5.30%, 2/5/2054	105,000	98,344
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	125,000	127,004
		5,337,360
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032 (b)	240,000	213,662
5.85%, 3/18/2029	200,000	200,028
Harley-Davidson, Inc. 3.50%, 7/28/2025	176,000	171,908
		585,598
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	245,000	220,142
3.70%, 1/15/2031	155,000	136,778
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	191,000	184,481
4.85%, 3/15/2026	323,000	319,321
5.25%, 6/30/2029 (b)	140,000	138,869
5.50%, 6/30/2034	180,000	175,127
5.75%, 1/30/2027	360,000	363,218
Las Vegas Sands Corp.:
3.90%, 8/8/2029	350,000	319,910
6.20%, 8/15/2034	200,000	201,280
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	500,000	403,700
Series HH, 2.85%, 4/15/2031 (b)	414,000	354,434
Series R, 3.13%, 6/15/2026	474,000	454,879
Series X, 4.00%, 4/15/2028	148,000	142,083
Series FF, 4.63%, 6/15/2030 (b)	334,000	324,104
5.00%, 10/15/2027	333,000	332,108
5.55%, 10/15/2028	540,000	547,204
Sands China Ltd.:
2.30%, 3/8/2027	325,000	296,289
3.25%, 8/8/2031	140,000	117,554
4.38%, 6/18/2030	329,000	302,897
5.13%, 8/8/2025	230,000	228,126
5.40%, 8/8/2028 (b)	662,000	648,151
		6,210,655
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	497,000	468,562

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
0.90%, 3/2/2026	$304,000	$283,571
Series MTN, 1.10%, 9/14/2027	1,107,000	987,189
Series MTN, 1.15%, 9/14/2026	135,000	124,073
Series MTN, 3.60%, 8/12/2027	489,000	470,550
Series MTN, 3.65%, 8/12/2025	100,000	98,207
Series DMTN, 4.35%, 5/15/2026	300,000	295,956
4.80%, 1/6/2026	333,000	331,362
4.85%, 2/27/2029 (b)	566,000	566,170
5.15%, 8/11/2025	200,000	199,650
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	135,000	121,106
3.25%, 9/19/2049	603,000	428,190
3.25%, 4/9/2050	197,000	140,311
3.80%, 8/15/2042	554,000	448,928
4.75%, 5/15/2064	365,000	322,175
5.20%, 5/27/2041	200,000	195,148
Oshkosh Corp. 4.60%, 5/15/2028	201,000	195,752
		5,676,900
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp.:
5.45%, 3/21/2027	60,000	60,131
5.80%, 3/21/2034 (b)	365,000	363,409
CNH Industrial Capital LLC:
1.88%, 1/15/2026	605,000	572,802
5.10%, 4/20/2029	250,000	249,075
5.50%, 1/12/2029	300,000	303,072
Deere & Co. 3.75%, 4/15/2050	100,000	78,430
Dover Corp. 5.38%, 10/15/2035	170,000	171,445
Flowserve Corp.:
2.80%, 1/15/2032 (b)	296,000	242,901
3.50%, 10/1/2030	141,000	125,341
IDEX Corp.:
2.63%, 6/15/2031	100,000	83,976
3.00%, 5/1/2030	465,000	410,469
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	350,000	353,118
5.45%, 6/15/2034 (b)	415,000	418,370
5.70%, 8/14/2033	273,000	279,339
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026 (b)	247,000	230,896
Series MTN, 1.05%, 6/17/2026	161,000	149,067
1.45%, 1/15/2031 (b)	320,000	259,782
Series MTN, 1.50%, 3/6/2028	241,000	213,331
Security Description	Principal Amount	Value
Series MTN, 1.70%, 1/11/2027	$121,000	$111,574
Series MTN, 2.25%, 9/14/2026	165,000	155,262
Series MTN, 2.35%, 3/8/2027	650,000	607,906
Series MTN, 2.65%, 6/10/2026	245,000	234,122
Series MTN, 2.80%, 7/18/2029	310,000	280,944
Series MTN, 3.45%, 3/7/2029	458,000	431,294
Series MTN, 4.05%, 9/8/2025	230,000	226,856
Series MTN, 4.15%, 9/15/2027 (b)	310,000	303,109
4.50%, 1/16/2029	835,000	820,613
Series MTN, 4.70%, 6/10/2030 (b)	550,000	544,698
Series MTN, 4.75%, 6/8/2026	385,000	382,617
Series MTN, 4.75%, 1/20/2028	292,000	290,759
Series MTN, 4.80%, 1/9/2026	305,000	303,091
Series MTN, 4.85%, 3/5/2027	750,000	747,315
Series MTN, 4.85%, 6/11/2029	500,000	498,385
Series MTN, 4.85%, 10/11/2029	255,000	254,770
Series MTN, 4.95%, 7/14/2028	370,000	370,388
Series MTN, 5.05%, 6/12/2034 (b)	500,000	496,465
Series MTN, 5.10%, 4/11/2034	1,000,000	996,950
Series I, 5.15%, 9/8/2033 (b)	300,000	300,723
nVent Finance SARL 2.75%, 11/15/2031	250,000	205,972
Otis Worldwide Corp.:
3.11%, 2/15/2040	278,000	206,676
3.36%, 2/15/2050 (b)	350,000	246,193
5.25%, 8/16/2028	265,000	266,346
Rockwell Automation, Inc. 2.80%, 8/15/2061	195,000	111,992
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	390,000	372,914
4.70%, 9/15/2028	600,151	588,448
5.61%, 3/11/2034	75,000	75,380
Xylem, Inc.:
1.95%, 1/30/2028	180,000	161,669
3.25%, 11/1/2026 (b)	130,000	124,286
		15,282,671

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$716,000	$612,459
2.30%, 2/1/2032 (b)	215,000	166,184
2.80%, 4/1/2031	963,000	787,455
3.50%, 6/1/2041	410,000	275,598
3.50%, 3/1/2042	720,000	480,722
3.70%, 4/1/2051	1,363,000	832,030
3.75%, 2/15/2028	648,000	602,608
3.90%, 6/1/2052	578,000	362,261
3.95%, 6/30/2062	765,000	453,247
4.20%, 3/15/2028	245,000	231,523
4.40%, 12/1/2061	578,000	377,301
4.80%, 3/1/2050	888,000	652,707
4.91%, 7/23/2025	206,000	204,243
5.05%, 3/30/2029	461,000	443,330
5.13%, 7/1/2049	726,000	558,621
5.25%, 4/1/2053	450,000	353,560
5.75%, 4/1/2048	834,000	699,109
6.38%, 10/23/2035	875,000	852,976
6.48%, 10/23/2045	747,000	683,251
6.55%, 6/1/2034	455,000	455,810
6.65%, 2/1/2034	550,000	555,659
6.83%, 10/23/2055	142,000	134,515
Comcast Corp.:
1.50%, 2/15/2031	390,000	313,143
1.95%, 1/15/2031	943,000	778,277
2.35%, 1/15/2027	565,000	529,100
2.65%, 2/1/2030	527,000	466,532
2.80%, 1/15/2051	920,000	567,051
2.89%, 11/1/2051	1,088,000	679,315
2.94%, 11/1/2056	2,230,000	1,345,381
2.99%, 11/1/2063	775,000	454,646
3.15%, 3/1/2026 (b)	925,000	894,290
3.15%, 2/15/2028	544,000	511,072
3.20%, 7/15/2036	248,000	200,386
3.25%, 11/1/2039	550,000	423,197
3.30%, 2/1/2027	561,000	537,713
3.30%, 4/1/2027	282,000	269,691
3.38%, 8/15/2025	778,000	762,183
3.40%, 7/15/2046	198,000	143,006
3.45%, 2/1/2050	338,000	238,740
3.55%, 5/1/2028	36,000	34,189
3.75%, 4/1/2040	438,000	355,928
3.90%, 3/1/2038	1,316,000	1,114,007
3.95%, 10/15/2025	546,000	537,395
3.97%, 11/1/2047	660,000	514,470
4.00%, 8/15/2047	390,000	306,294
4.00%, 3/1/2048	723,000	567,967
4.00%, 11/1/2049	487,000	379,568
4.05%, 11/1/2052	482,000	373,516
4.15%, 10/15/2028	1,040,000	1,007,105
Security Description	Principal Amount	Value
4.20%, 8/15/2034	$175,000	$160,421
4.25%, 10/15/2030	393,000	376,844
4.40%, 8/15/2035	90,000	83,276
4.55%, 1/15/2029 (b)	475,000	467,614
4.60%, 10/15/2038	419,000	381,365
4.60%, 8/15/2045	175,000	152,164
4.65%, 2/15/2033	440,000	424,679
4.65%, 7/15/2042	218,000	195,204
4.80%, 5/15/2033	550,000	534,644
4.95%, 10/15/2058	295,000	263,453
5.25%, 11/7/2025	315,000	314,795
5.30%, 6/1/2034 (b)	500,000	501,015
5.35%, 11/15/2027	260,000	262,865
5.35%, 5/15/2053	465,000	445,516
5.50%, 11/15/2032 (b)	490,000	501,172
5.50%, 5/15/2064	550,000	529,226
5.65%, 6/15/2035	376,000	385,889
5.65%, 6/1/2054	275,000	274,598
7.05%, 3/15/2033	361,000	403,277
Discovery Communications LLC:
3.63%, 5/15/2030 (b)	248,000	218,220
3.95%, 3/20/2028	438,000	409,473
4.13%, 5/15/2029	563,000	519,818
4.65%, 5/15/2050	420	306
4.90%, 3/11/2026	243,000	239,472
5.00%, 9/20/2037	432,000	369,606
FactSet Research Systems, Inc. 2.90%, 3/1/2027	120,000	112,231
Fox Corp.:
4.71%, 1/25/2029	375,000	368,295
5.48%, 1/25/2039	888,000	846,406
5.58%, 1/25/2049 (b)	628,000	576,284
6.50%, 10/13/2033	350,000	366,779
Grupo Televisa SAB:
6.13%, 1/31/2046	180,000	173,183
6.63%, 1/15/2040 (b)	381,000	375,788
8.50%, 3/11/2032	150,000	170,606
NBCUniversal Media LLC:
4.45%, 1/15/2043	190,000	164,059
6.40%, 4/30/2040	125,000	133,321
Paramount Global:
4.00%, 1/15/2026	269,000	260,266
4.20%, 6/1/2029	150,000	133,851
4.20%, 5/19/2032 (b)	264,000	215,791
4.38%, 3/15/2043	481,000	319,018
4.85%, 7/1/2042	231,000	167,791
4.90%, 8/15/2044	251,000	174,111
4.95%, 1/15/2031 (b)	429,000	377,275
4.95%, 5/19/2050	368,000	257,228
5.50%, 5/15/2033	257,000	221,113
5.85%, 9/1/2043	485,000	380,958
6.88%, 4/30/2036 (b)	320,000	299,408
7.88%, 7/30/2030	431,000	442,085

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TCI Communications, Inc. 7.88%, 2/15/2026	$195,000	$203,044
Thomson Reuters Corp. 5.50%, 8/15/2035	150,000	150,839
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	174,000	192,273
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	425,465
5.50%, 9/1/2041	498,500	416,641
5.88%, 11/15/2040	550,000	478,423
6.55%, 5/1/2037	440,000	416,816
6.75%, 6/15/2039	273,000	264,376
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	288,000	269,280
Series MTN, 2.95%, 6/15/2027 (b)	373,000	352,515
3.00%, 2/13/2026	437,000	421,587
Series GMTN, 3.15%, 9/17/2025	444,000	432,727
Series MTN, 3.70%, 12/1/2042	235,000	186,127
Series GMTN, 4.13%, 6/1/2044	367,000	306,012
Walt Disney Co.:
1.75%, 1/13/2026	365,000	346,265
2.00%, 9/1/2029 (b)	630,000	547,092
2.20%, 1/13/2028 (b)	507,538	464,159
2.65%, 1/13/2031	889,000	775,546
2.75%, 9/1/2049	817,000	518,689
3.38%, 11/15/2026	449,000	431,799
3.60%, 1/13/2051	1,088,000	811,191
3.70%, 10/15/2025	450,000	441,405
3.70%, 3/23/2027	275,000	266,445
3.80%, 5/13/2060	425,000	315,057
4.63%, 3/23/2040 (b)	155,000	143,180
4.75%, 11/15/2046 (b)	307,000	275,947
4.95%, 10/15/2045	197,000	182,932
5.40%, 10/1/2043	283,000	279,576
6.40%, 12/15/2035	514,000	562,619
6.55%, 3/15/2033	230,000	253,237
6.65%, 11/15/2037	369,000	414,900
7.75%, 12/1/2045 (b)	150,000	189,450
		51,765,704
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 4.38%, 6/15/2045	130,000	114,534
MINING — 0.2%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	190,000	170,459
3.75%, 10/1/2030	225,000	196,664
Security Description	Principal Amount	Value
Barrick North America Finance LLC:
5.70%, 5/30/2041	$633,000	$626,607
5.75%, 5/1/2043 (b)	185,000	183,849
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	235,000	239,110
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	275,551
4.75%, 2/28/2028 (b)	500,000	496,665
5.00%, 9/30/2043	937,000	876,292
5.10%, 9/8/2028	500,000	501,945
5.25%, 9/8/2026	386,000	386,648
5.25%, 9/8/2033	350,000	350,364
5.50%, 9/8/2053	195,000	193,270
6.42%, 3/1/2026	200,000	203,582
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	325,345
4.38%, 8/1/2028 (b)	178,000	171,911
4.63%, 8/1/2030 (b)	279,000	268,585
5.00%, 9/1/2027	77,000	76,213
5.40%, 11/14/2034	232,000	227,543
5.45%, 3/15/2043 (b)	622,000	586,739
Kinross Gold Corp. 4.50%, 7/15/2027	275,000	267,097
Newmont Corp.:
2.25%, 10/1/2030	615,000	524,472
2.60%, 7/15/2032 (b)	350,000	291,823
4.88%, 3/15/2042 (b)	607,000	559,866
6.25%, 10/1/2039	246,000	259,574
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026 (c)	580,000	579,669
5.35%, 3/15/2034 (c)	350,000	349,373
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	205,000	217,245
7.25%, 3/15/2031 (b)	361,000	400,576
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	416,000	257,741
Rio Tinto Finance USA PLC:
5.00%, 3/9/2033	252,000	250,861
5.13%, 3/9/2053	1,000,000	941,060
Southern Copper Corp.:
5.25%, 11/8/2042	415,000	386,369
5.88%, 4/23/2045	150,000	147,974
6.75%, 4/16/2040	284,000	308,802
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	166,386
		12,266,230
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	333	326
2.38%, 8/26/2029	254,000	221,955
2.88%, 10/15/2027	379,000	353,611

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 3.00%, 8/7/2025	$153,000	$149,022
3.05%, 4/15/2030 (b)	167,000	149,839
3.25%, 8/26/2049 (b)	272,000	184,375
Series MTN, 3.38%, 3/1/2029 (b)	492,000	456,497
Series MTN, 3.63%, 10/15/2047	343,000	248,126
Series MTN, 4.00%, 9/14/2048	530,000	420,937
Carlisle Cos., Inc.:
2.75%, 3/1/2030 (b)	200,000	176,184
3.75%, 12/1/2027 (b)	424,000	403,932
Eaton Corp.:
3.10%, 9/15/2027	196,000	184,981
4.00%, 11/2/2032	157,000	146,307
4.15%, 3/15/2033 (b)	440,000	412,170
4.15%, 11/2/2042	252,000	214,329
4.35%, 5/18/2028	130,000	127,416
4.70%, 8/23/2052	538,000	486,766
GE Capital Funding LLC 4.55%, 5/15/2032	475,000	453,055
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	245,000	238,343
4.42%, 11/15/2035	695,000	641,117
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	156,000	160,312
Series MTN, 6.75%, 3/15/2032	175,000	191,662
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	585,000	556,516
3.90%, 9/1/2042	300,000	250,110
Parker-Hannifin Corp.:
3.25%, 3/1/2027	264,000	251,890
3.25%, 6/14/2029	309,000	283,690
4.00%, 6/14/2049 (b)	367,000	286,532
Series MTN, 4.20%, 11/21/2034	723,000	660,222
Series MTN, 4.45%, 11/21/2044	219,000	186,505
Pentair Finance SARL 5.90%, 7/15/2032	117,000	119,402
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	194,000	174,408
2.75%, 4/1/2031 (b)	340,000	290,703
Textron, Inc.:
2.45%, 3/15/2031	350,000	292,694
3.90%, 9/17/2029	555,000	520,662
4.00%, 3/15/2026	105,000	102,579
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	346,000	329,478
4.30%, 2/21/2048	120,000	99,738
		10,426,391
Security Description	Principal Amount	Value
MULTI-NATIONAL — 0.3%
African Development Bank:
4.13%, 2/25/2027 (b)	$450,000	$443,844
Series GMTN, 4.38%, 11/3/2027	540,000	536,026
4.63%, 1/4/2027	400,000	399,352
5 yr. CMT + 1.58%, 5.75%, 5/7/2034 (d)	300,000	289,242
Asian Development Bank:
Series GMTN, 3.75%, 4/25/2028	1,456,000	1,416,324
Series GMTN, 4.13%, 1/12/2027	535,000	528,034
Series GMTN, 4.13%, 1/12/2034	750,000	728,962
Series GMTN, 4.38%, 3/6/2029	1,130,000	1,126,316
Series GMTN, 4.50%, 8/25/2028	2,198,000	2,197,582
Asian Infrastructure Investment Bank 4.13%, 1/18/2029	620,000	611,134
Corp. Andina de Fomento:
4.75%, 4/1/2026	136,000	134,534
5.00%, 1/24/2029	165,000	164,861
5.25%, 11/21/2025	410,000	408,852
6.00%, 4/26/2027	260,000	265,645
Council of Europe Development Bank 4.13%, 1/24/2029	250,000	246,488
European Bank for Reconstruction & Development:
4.13%, 1/25/2029 (b)	720,000	709,726
Series MTN, 4.25%, 3/13/2034	600,000	587,382
European Investment Bank:
3.63%, 7/15/2030 (b)	755,000	722,452
4.00%, 2/15/2029 (b)	1,025,000	1,005,269
4.13%, 2/13/2034	892,000	865,722
4.38%, 3/19/2027 (b)	1,170,000	1,161,927
4.50%, 10/16/2028 (b)	1,525,000	1,526,235
Inter-American Development Bank:
3.13%, 9/18/2028	100,000	94,800
4.13%, 2/15/2029	800,000	788,936
4.38%, 2/1/2027	1,550,000	1,539,460
Series GMTN, 4.50%, 5/15/2026	100,000	99,382
Series GMTN, 4.50%, 9/13/2033	900,000	898,803
Inter-American Investment Corp. 4.25%, 2/14/2029	350,000	345,019

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	$3,200,000	$3,084,320
4.00%, 7/25/2030	1,410,000	1,376,005
4.00%, 1/10/2031	225,000	219,103
International Finance Corp. Series GMTN, 4.50%, 7/13/2028	279,000	279,187
Nordic Investment Bank:
0.38%, 9/11/2025	270,000	255,474
3.38%, 9/8/2027 (b)	179,000	172,398
4.25%, 2/28/2029	215,000	213,003
		25,441,799
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	450,000	420,979
3.25%, 2/15/2029	372,000	335,659
3.28%, 12/1/2028	101,000	91,980
3.57%, 12/1/2031	473,000	412,215
		1,260,833
OIL & GAS — 0.8%
Apache Corp.:
4.75%, 4/15/2043 (b)	336,000	267,584
5.10%, 9/1/2040	450,000	384,075
6.00%, 1/15/2037 (b)	270,000	266,841
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	348,000	289,240
2.72%, 1/12/2032	635,000	540,175
2.77%, 11/10/2050	245,000	150,798
2.94%, 6/4/2051 (b)	953,000	605,698
3.00%, 2/24/2050	852,000	554,831
3.00%, 3/17/2052 (b)	256,000	164,593
3.02%, 1/16/2027	174,000	165,307
3.06%, 6/17/2041	100,000	72,844
3.12%, 5/4/2026	378,000	363,912
3.38%, 2/8/2061	553,000	365,295
3.41%, 2/11/2026	758,000	736,950
3.59%, 4/14/2027 (b)	157,000	151,037
3.63%, 4/6/2030	700,000	652,477
3.80%, 9/21/2025	384,000	377,376
4.23%, 11/6/2028	739,000	716,483
4.70%, 4/10/2029	750,000	739,200
4.81%, 2/13/2033	295,000	286,026
4.89%, 9/11/2033 (b)	580,000	564,636
4.97%, 10/17/2029	500,000	498,620
5.23%, 11/17/2034	620,000	615,431
BP Capital Markets PLC 3.28%, 9/19/2027	709,000	672,302
Burlington Resources LLC 7.20%, 8/15/2031	300,000	336,774
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	333,000	320,865
Security Description	Principal Amount	Value
2.95%, 7/15/2030	$785,000	$687,919
3.85%, 6/1/2027	459,000	441,498
6.25%, 3/15/2038	350,000	358,659
6.45%, 6/30/2033	106,000	111,451
6.50%, 2/15/2037	220,000	227,990
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	564,000	398,252
5.40%, 6/15/2047	233,000	214,274
Chevron Corp.:
2.00%, 5/11/2027	178,000	164,476
2.24%, 5/11/2030	853,000	738,562
2.95%, 5/16/2026	576,000	554,348
3.08%, 5/11/2050 (b)	269,000	183,727
3.33%, 11/17/2025	170,000	166,061
Chevron USA, Inc.:
0.69%, 8/12/2025 (b)	300,000	285,756
1.02%, 8/12/2027	464,000	412,491
3.25%, 10/15/2029	618,000	573,541
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	194,232
4.25%, 5/9/2043	481,000	425,517
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	100,391
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	354,000	348,987
ConocoPhillips Co.:
3.80%, 3/15/2052	365,000	273,005
4.03%, 3/15/2062	569,000	428,656
4.30%, 11/15/2044	796,000	675,342
5.05%, 9/15/2033 (b)	538,000	533,438
5.30%, 5/15/2053	790,000	750,737
5.70%, 9/15/2063	250,000	249,235
5.90%, 10/15/2032 (b)	455,000	480,284
5.90%, 5/15/2038	186,000	193,100
6.50%, 2/1/2039	360,000	395,982
Continental Resources, Inc. 4.90%, 6/1/2044	235,000	192,136
Coterra Energy, Inc.:
3.90%, 5/15/2027	349,000	335,616
5.60%, 3/15/2034	250,000	249,400
Devon Energy Corp.:
4.75%, 5/15/2042	611,000	511,370
5.00%, 6/15/2045	645,000	549,566
5.60%, 7/15/2041 (b)	628,000	584,367
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	227,845
3.50%, 12/1/2029	535,000	493,778
4.25%, 3/15/2052	428,000	331,721
4.40%, 3/24/2051 (b)	142,000	113,184
5.20%, 4/18/2027	130,000	130,055
5.40%, 4/18/2034	480,000	475,128
5.75%, 4/18/2054	230,000	222,852
5.90%, 4/18/2064	100,000	96,538
6.25%, 3/15/2033	520,000	543,936

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
EOG Resources, Inc.:
3.90%, 4/1/2035	$577,000	$516,427
4.15%, 1/15/2026	190,000	187,097
4.38%, 4/15/2030 (b)	218,000	212,768
4.95%, 4/15/2050 (b)	175,000	160,507
EQT Corp.:
3.90%, 10/1/2027 (b)	232,000	221,706
5.00%, 1/15/2029	189,000	185,398
5.70%, 4/1/2028	165,000	166,539
7.00%, 2/1/2030 (b)	676,000	717,189
Equinor ASA:
2.38%, 5/22/2030 (b)	456,000	397,906
3.13%, 4/6/2030	381,000	347,502
3.25%, 11/18/2049	537,000	375,422
3.63%, 4/6/2040	59,000	47,805
3.70%, 4/6/2050	385,000	292,458
3.95%, 5/15/2043	247,000	203,325
4.25%, 11/23/2041	127,000	110,710
4.80%, 11/8/2043 (b)	1,106,000	1,025,406
Exxon Mobil Corp.:
2.28%, 8/16/2026	272,000	257,239
2.44%, 8/16/2029	543,000	485,355
2.61%, 10/15/2030	1,207,000	1,059,275
3.04%, 3/1/2026	419,000	405,299
3.29%, 3/19/2027 (b)	175,000	168,990
3.45%, 4/15/2051	921,000	665,008
3.48%, 3/19/2030	548,000	510,873
4.11%, 3/1/2046	1,041,000	859,387
4.23%, 3/19/2040	557,000	490,427
4.33%, 3/19/2050	961,000	809,854
Hess Corp.:
5.60%, 2/15/2041	616,000	614,620
5.80%, 4/1/2047	207,000	209,573
6.00%, 1/15/2040 (b)	175,000	180,833
7.13%, 3/15/2033	93,000	104,395
7.30%, 8/15/2031 (b)	397,000	442,599
7.88%, 10/1/2029	146,000	163,364
HF Sinclair Corp.:
4.50%, 10/1/2030	130,000	121,945
5.88%, 4/1/2026 (b)	255,000	255,492
6.38%, 4/15/2027 (c)	350,000	350,854
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	210,000	205,529
5.20%, 6/1/2045	275,000	252,931
5.30%, 4/1/2029 (b)	400,000	401,724
6.60%, 10/1/2037	179,000	193,891
6.80%, 3/15/2032	265,000	288,317
Marathon Petroleum Corp.:
4.75%, 9/15/2044	345,000	294,150
5.00%, 9/15/2054	140,000	118,425
5.13%, 12/15/2026	245,000	244,147
6.50%, 3/1/2041	298,000	310,024
Occidental Petroleum Corp.:
4.40%, 4/15/2046	393,000	308,246
5.55%, 3/15/2026	797,000	795,645
Security Description	Principal Amount	Value
6.38%, 9/1/2028	$380,000	$392,016
6.45%, 9/15/2036	867,000	904,558
6.60%, 3/15/2046 (b)	332,000	346,004
6.63%, 9/1/2030	1,101,000	1,154,233
7.50%, 5/1/2031	200,000	220,244
Ovintiv, Inc.:
5.38%, 1/1/2026	240,000	238,848
6.25%, 7/15/2033 (b)	340,000	350,458
6.50%, 2/1/2038	152,000	156,045
6.63%, 8/15/2037 (b)	405,000	420,787
7.10%, 7/15/2053	250,000	274,267
7.20%, 11/1/2031	137,000	147,593
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029 (b)	150,000	145,599
7.15%, 10/1/2033 (b)	475,000	503,315
Phillips 66 Co.:
1.30%, 2/15/2026	256,000	239,698
2.15%, 12/15/2030	611,500	511,232
3.15%, 12/15/2029	518,000	469,158
3.30%, 3/15/2052	801,000	524,287
3.75%, 3/1/2028	727,000	693,398
4.88%, 11/15/2044	660,000	584,186
4.90%, 10/1/2046	200,000	176,064
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	177,000	166,095
1.90%, 8/15/2030	616,000	515,999
2.15%, 1/15/2031	830,000	697,117
Shell International Finance BV:
2.38%, 11/7/2029	649,000	572,489
2.50%, 9/12/2026	508,000	481,000
2.75%, 4/6/2030	740,000	660,065
2.88%, 5/10/2026	758,000	728,248
2.88%, 11/26/2041	592,000	421,119
3.00%, 11/26/2051	725,000	474,469
3.13%, 11/7/2049	305,000	207,208
3.25%, 4/6/2050	592,000	411,446
3.75%, 9/12/2046	486,000	375,940
4.00%, 5/10/2046	249,000	200,435
4.13%, 5/11/2035	446,000	408,813
4.38%, 5/11/2045	194,000	165,653
4.55%, 8/12/2043	302,000	268,883
6.38%, 12/15/2038	931,000	1,025,962
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	115,555
4.00%, 11/15/2047	245,000	183,914
6.50%, 6/15/2038	500,000	523,735
6.80%, 5/15/2038	566,000	604,018
TotalEnergies Capital International SA:
2.83%, 1/10/2030	629,700	564,671
2.99%, 6/29/2041	481,000	349,345
3.13%, 5/29/2050	1,241,000	838,953
3.39%, 6/29/2060	122,000	81,749
3.46%, 7/12/2049 (b)	382,000	277,515

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TotalEnergies Capital SA:
3.88%, 10/11/2028 (b)	$412,000	$395,471
5.15%, 4/5/2034 (b)	125,000	125,131
5.49%, 4/5/2054	210,000	207,213
5.64%, 4/5/2064	200,000	198,264
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	241,386
2.80%, 12/1/2031	200,000	169,646
3.65%, 12/1/2051	100,000	69,168
4.00%, 6/1/2052	122,000	89,415
6.63%, 6/15/2037	992,000	1,058,037
		65,547,466
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	375,000	348,034
3.14%, 11/7/2029	175,000	159,257
3.34%, 12/15/2027 (b)	171,000	161,795
4.08%, 12/15/2047 (b)	278,500	222,750
4.49%, 5/1/2030	645,000	627,095
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	227,155
4.50%, 11/15/2041	145,000	125,193
4.75%, 8/1/2043 (b)	100,000	88,014
4.85%, 11/15/2035	812,000	772,512
5.00%, 11/15/2045 (b)	840,000	760,410
6.70%, 9/15/2038	265,000	291,296
NOV, Inc.:
3.60%, 12/1/2029 (b)	175,000	160,941
3.95%, 12/1/2042	135,000	102,165
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	158,000	150,749
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	248,000	218,451
4.50%, 5/15/2028 (b)	500,000	492,090
5.00%, 6/1/2034	250,000	246,000
		5,153,907
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	350,000	353,752
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030 (b)	459,000	393,533
Amcor Group Finance PLC 5.45%, 5/23/2029	250,000	250,920
Berry Global, Inc.:
1.57%, 1/15/2026	470,000	441,692
5.50%, 4/15/2028	250,000	249,637
5.65%, 1/15/2034 (b) (c)	70,000	68,633
5.80%, 6/15/2031 (c)	500,000	500,080
Packaging Corp. of America:
3.00%, 12/15/2029 (b)	680,000	607,573
3.05%, 10/1/2051	105,000	68,573
Security Description	Principal Amount	Value
3.40%, 12/15/2027	$200,000	$189,098
Sonoco Products Co.:
2.25%, 2/1/2027	225,000	207,997
3.13%, 5/1/2030 (b)	150,000	133,116
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	390,000	328,130
3.90%, 6/1/2028	269,000	255,935
4.00%, 3/15/2028	423,000	404,896
4.65%, 3/15/2026	386,000	380,492
4.90%, 3/15/2029 (b)	222,500	221,120
		5,055,177
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.95%, 11/21/2026	1,407,000	1,340,716
3.20%, 5/14/2026	637,000	615,278
3.20%, 11/21/2029	1,455,000	1,335,443
4.05%, 11/21/2039	950,000	824,391
4.25%, 11/14/2028 (b)	797,000	777,864
4.25%, 11/21/2049	1,369,000	1,139,295
4.30%, 5/14/2036	277,000	254,654
4.40%, 11/6/2042	611,000	536,672
4.45%, 5/14/2046	460,000	399,091
4.50%, 5/14/2035	939,000	885,533
4.55%, 3/15/2035	1,021,000	968,378
4.63%, 10/1/2042	235,000	211,672
4.70%, 5/14/2045	516,000	466,082
4.75%, 3/15/2045	602,000	547,043
4.80%, 3/15/2027	540,000	537,570
4.80%, 3/15/2029	830,000	825,161
4.85%, 6/15/2044	419,000	388,019
4.88%, 11/14/2048	1,101,000	1,011,158
4.95%, 3/15/2031	205,000	204,461
5.05%, 3/15/2034	685,000	682,883
5.35%, 3/15/2044 (b)	435,000	429,950
5.40%, 3/15/2054	390,000	385,882
5.50%, 3/15/2064	185,000	182,573
Astrazeneca Finance LLC:
1.20%, 5/28/2026	525,000	487,426
1.75%, 5/28/2028	551,500	488,982
2.25%, 5/28/2031 (b)	360,000	303,826
4.80%, 2/26/2027	355,000	352,969
4.85%, 2/26/2029 (b)	335,000	334,333
4.88%, 3/3/2033 (b)	1,150,000	1,137,764
4.90%, 2/26/2031	280,000	279,068
5.00%, 2/26/2034	470,000	467,283
AstraZeneca PLC:
0.70%, 4/8/2026	209,000	193,565
1.38%, 8/6/2030	325,000	265,558
2.13%, 8/6/2050	155,000	86,733
3.00%, 5/28/2051	424,000	283,648
3.13%, 6/12/2027 (b)	259,000	246,249
3.38%, 11/16/2025	363,000	354,030
4.00%, 9/18/2042	402,000	337,740
4.38%, 11/16/2045	340,000	295,297
6.45%, 9/15/2037	572,000	636,510

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Becton Dickinson & Co.:
1.96%, 2/11/2031 (b)	$574,000	$470,382
2.82%, 5/20/2030	125,000	110,459
3.70%, 6/6/2027	570,000	548,585
4.67%, 6/6/2047 (b)	679,000	592,176
4.87%, 2/8/2029	350,000	347,333
5.08%, 6/7/2029 (b)	140,000	139,870
5.11%, 2/8/2034	400,000	393,504
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	493,500	435,573
1.45%, 11/13/2030	482,000	390,849
2.35%, 11/13/2040 (b)	275,000	182,045
2.55%, 11/13/2050	422,000	247,018
2.95%, 3/15/2032	545,000	470,825
3.20%, 6/15/2026	815,000	785,750
3.25%, 2/27/2027	278,000	265,557
3.40%, 7/26/2029	590,000	549,732
3.45%, 11/15/2027	207,800	198,254
3.70%, 3/15/2052	622,000	455,914
3.90%, 2/20/2028	646,000	623,855
3.90%, 3/15/2062	232,000	166,729
4.13%, 6/15/2039	792,000	687,068
4.25%, 10/26/2049	897,000	730,346
4.35%, 11/15/2047	578,000	481,040
4.55%, 2/20/2048	305,000	261,635
4.63%, 5/15/2044	400,000	354,784
4.90%, 2/22/2027	250,000	249,363
4.90%, 2/22/2029	340,000	339,296
4.95%, 2/20/2026	329,000	328,003
5.10%, 2/22/2031	525,000	526,827
5.20%, 2/22/2034	765,000	763,562
5.50%, 2/22/2044	340,000	335,655
5.55%, 2/22/2054	355,000	349,899
5.65%, 2/22/2064 (b)	355,000	346,874
5.75%, 2/1/2031	500,000	518,920
5.90%, 11/15/2033	385,000	404,050
6.25%, 11/15/2053 (b)	300,000	322,251
6.40%, 11/15/2063	365,000	395,605
Cardinal Health, Inc.:
4.37%, 6/15/2047	344,000	277,364
4.50%, 11/15/2044	480,000	399,379
4.60%, 3/15/2043	140,000	118,811
5.13%, 2/15/2029	550,000	548,740
Cencora, Inc.:
2.70%, 3/15/2031	276,000	235,533
2.80%, 5/15/2030	150,000	132,188
4.25%, 3/1/2045	168,000	140,937
4.30%, 12/15/2047	255,000	210,584
5.13%, 2/15/2034	255,000	250,407
Cigna Group:
1.25%, 3/15/2026	206,000	192,388
2.38%, 3/15/2031	555,000	465,606
2.40%, 3/15/2030	623,000	539,107
3.40%, 3/1/2027	347,000	331,729
3.40%, 3/15/2050 (b)	213,000	145,057
Security Description	Principal Amount	Value
3.40%, 3/15/2051	$449,000	$304,655
3.88%, 10/15/2047	767,000	577,850
4.13%, 11/15/2025	766,000	753,323
4.38%, 10/15/2028	907,000	880,679
4.50%, 2/25/2026	424,000	417,975
4.80%, 8/15/2038	640,000	587,917
4.80%, 7/15/2046	320,000	281,530
4.90%, 12/15/2048	131,000	114,865
5.00%, 5/15/2029	520,000	517,743
5.25%, 2/15/2034	500,000	492,790
5.40%, 3/15/2033 (b)	705,000	707,460
5.60%, 2/15/2054	263,000	251,933
CVS Health Corp.:
1.30%, 8/21/2027	593,000	525,303
1.75%, 8/21/2030	357,000	290,137
1.88%, 2/28/2031	823,000	659,791
2.13%, 9/15/2031 (b)	277,000	222,226
2.70%, 8/21/2040 (b)	300,000	199,221
2.88%, 6/1/2026	769,000	732,534
3.00%, 8/15/2026	313,000	298,158
3.25%, 8/15/2029	308,000	279,516
3.88%, 7/20/2025	759,000	745,315
4.25%, 4/1/2050	468,000	355,783
4.30%, 3/25/2028	1,085,435	1,047,933
4.78%, 3/25/2038	1,263,000	1,127,682
4.88%, 7/20/2035	384,000	358,502
5.00%, 2/20/2026	527,000	523,011
5.00%, 1/30/2029 (b)	195,000	193,003
5.05%, 3/25/2048	3,030,000	2,611,133
5.13%, 7/20/2045	1,041,000	915,383
5.25%, 2/21/2033	620,000	605,287
5.30%, 6/1/2033 (b)	254,000	248,003
5.30%, 12/5/2043	200,000	181,300
5.63%, 2/21/2053	630,000	584,678
5.70%, 6/1/2034 (b)	500,000	498,585
5.88%, 6/1/2053 (b)	936,000	896,473
6.00%, 6/1/2044 (b)	600,000	588,234
6.00%, 6/1/2063	528,000	505,354
6.13%, 9/15/2039	389,000	388,825
Eli Lilly & Co.:
2.25%, 5/15/2050	446,000	260,196
2.50%, 9/15/2060	178,000	99,792
3.10%, 5/15/2027	275,000	262,510
3.38%, 3/15/2029	571,000	539,515
3.70%, 3/1/2045	435,000	348,605
3.95%, 3/15/2049	300,000	244,671
4.50%, 2/9/2027	450,000	446,202
4.50%, 2/9/2029	335,000	332,089
4.70%, 2/27/2033	604,000	593,466
4.70%, 2/9/2034 (b)	500,000	490,220
4.88%, 2/27/2053	386,000	361,439
4.95%, 2/27/2063	310,000	287,798
5.00%, 2/9/2054	260,000	248,342
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	182,000	170,434

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	$650,000	$627,620
6.38%, 5/15/2038	1,157,000	1,276,183
Johnson & Johnson:
0.55%, 9/1/2025	395,000	374,985
0.95%, 9/1/2027	413,000	367,900
1.30%, 9/1/2030 (b)	384,000	316,796
2.10%, 9/1/2040	390,000	260,278
2.25%, 9/1/2050	406,000	241,217
2.45%, 9/1/2060	560,000	316,456
2.90%, 1/15/2028 (b)	681,000	643,531
2.95%, 3/3/2027	428,500	410,126
3.40%, 1/15/2038	782,000	656,536
3.63%, 3/3/2037	641,000	558,785
3.70%, 3/1/2046	509,000	408,630
3.75%, 3/3/2047	270,000	216,910
4.38%, 12/5/2033 (b)	566,000	555,744
4.80%, 6/1/2029 (b)	335,000	337,496
4.85%, 5/15/2041	100,000	97,345
4.90%, 6/1/2031 (b)	315,000	318,074
4.95%, 6/1/2034 (b)	205,000	207,362
5.25%, 6/1/2054	220,000	220,933
5.85%, 7/15/2038 (b)	270,000	291,627
5.95%, 8/15/2037	431,000	469,256
6.95%, 9/1/2029	250,000	276,808
McKesson Corp.:
1.30%, 8/15/2026	125,000	115,305
4.90%, 7/15/2028	550,000	548,251
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	400,000	346,180
5.90%, 11/1/2039	355,000	362,490
Merck & Co., Inc.:
0.75%, 2/24/2026	197,000	183,978
1.45%, 6/24/2030 (b)	325,000	268,843
1.70%, 6/10/2027	780,000	715,978
1.90%, 12/10/2028	210,000	186,711
2.15%, 12/10/2031 (b)	337,000	280,148
2.35%, 6/24/2040	385,000	262,786
2.45%, 6/24/2050	504,000	299,714
3.40%, 3/7/2029	686,000	647,557
3.70%, 2/10/2045	1,086,000	852,065
4.00%, 3/7/2049 (b)	914,000	738,759
4.05%, 5/17/2028 (b)	150,000	146,928
4.15%, 5/18/2043	336,000	285,973
4.50%, 5/17/2033 (b)	295,000	285,029
4.90%, 5/17/2044	215,000	201,679
5.00%, 5/17/2053	1,260,000	1,185,786
5.15%, 5/17/2063	325,000	308,357
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	190,000	198,560
Mylan, Inc.:
4.55%, 4/15/2028 (b)	325,000	313,134
5.20%, 4/15/2048	716,000	581,177
Novartis Capital Corp.:
1.75%, 2/14/2025	791	773
Security Description	Principal Amount	Value
2.00%, 2/14/2027	$964,000	$897,879
2.20%, 8/14/2030	301,000	260,663
3.00%, 11/20/2025	720,000	700,481
4.40%, 5/6/2044	1,169,000	1,041,673
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	487,000	480,859
4.45%, 5/19/2028 (b)	2,200,000	2,161,610
4.65%, 5/19/2030	750,000	740,265
4.75%, 5/19/2033	950,000	925,575
5.11%, 5/19/2043	669,000	636,072
5.30%, 5/19/2053	2,927,000	2,825,023
5.34%, 5/19/2063	1,380,000	1,302,403
Pfizer, Inc.:
0.80%, 5/28/2025	300	288
1.70%, 5/28/2030 (b)	880,000	740,661
1.75%, 8/18/2031 (b)	242,500	196,891
2.55%, 5/28/2040	100,000	69,542
2.75%, 6/3/2026 (b)	636,000	608,086
3.00%, 12/15/2026	393,000	375,079
3.45%, 3/15/2029 (b)	576,000	545,201
3.90%, 3/15/2039	530,000	452,837
4.00%, 3/15/2049	177,000	142,832
4.20%, 9/15/2048	331,000	275,498
4.30%, 6/15/2043	160,000	138,054
4.40%, 5/15/2044	181,000	160,619
5.60%, 9/15/2040	200,000	202,488
7.20%, 3/15/2039	679,000	801,709
Pharmacia LLC 6.60%, 12/1/2028	300,000	318,123
Sanofi SA 3.63%, 6/19/2028	341,000	326,664
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	442,000	423,829
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	852,000	718,901
3.03%, 7/9/2040	556,000	402,533
5.00%, 11/26/2028	1,051,000	1,043,149
5.30%, 7/5/2034 (e)	250,000	248,013
5.65%, 7/5/2044 (e)	250,000	245,845
5.65%, 7/5/2054 (e)	250,000	244,350
5.80%, 7/5/2064 (e)	250,000	244,128
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	200,000	194,004
5.25%, 6/15/2046 (b)	901,000	741,793
Viatris, Inc.:
2.30%, 6/22/2027	187,000	170,781
2.70%, 6/22/2030 (b)	255,000	216,640
3.85%, 6/22/2040	464,000	338,692
4.00%, 6/22/2050 (b)	577,000	388,829
Wyeth LLC:
5.95%, 4/1/2037	427,000	449,597
6.00%, 2/15/2036	276,000	293,363
6.50%, 2/1/2034	374,000	410,558

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Zoetis, Inc.:
2.00%, 5/15/2030	$276,000	$232,491
3.90%, 8/20/2028	133,000	126,919
3.95%, 9/12/2047	636,000	496,544
4.45%, 8/20/2048	173,000	147,382
4.50%, 11/13/2025	100,000	98,825
4.70%, 2/1/2043	668,000	595,362
5.40%, 11/14/2025	205,000	204,965
5.60%, 11/16/2032	185,000	189,298
		111,374,162
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,655
Boardwalk Pipelines LP:
3.60%, 9/1/2032	249,000	214,723
4.45%, 7/15/2027	380,000	369,816
4.80%, 5/3/2029	190,000	185,723
5.63%, 8/1/2034	250,000	245,798
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	442,000	356,018
3.70%, 11/15/2029	190,000	175,665
5.13%, 6/30/2027	693,000	692,071
Cheniere Energy Partners LP:
3.25%, 1/31/2032 (b)	455,000	387,997
4.50%, 10/1/2029	318,000	302,873
5.75%, 8/15/2034 (c)	500,000	500,340
5.95%, 6/30/2033	775,000	784,695
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (b)	772,000	749,635
5.65%, 4/15/2034 (c)	170,000	169,784
DCP Midstream Operating LP:
5.38%, 7/15/2025	131,000	130,483
5.60%, 4/1/2044	230,000	219,512
5.63%, 7/15/2027 (b)	505,000	510,247
Enbridge Energy Partners LP:
5.50%, 9/15/2040	175,000	166,926
Series B, 7.50%, 4/15/2038	180,000	205,652
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	336,001
2.50%, 8/1/2033	414,000	328,534
3.40%, 8/1/2051 (b)	677,000	457,666
3.70%, 7/15/2027	200,000	191,616
4.25%, 12/1/2026	630,000	615,050
4.50%, 6/10/2044	205,000	169,418
5.25%, 4/5/2027	355,000	355,060
5.30%, 4/5/2029	500,000	500,815
5.63%, 4/5/2034 (b)	315,000	314,518
5.70%, 3/8/2033	500,000	504,030
5.95%, 4/5/2054	285,000	282,843
6.00%, 11/15/2028	500,000	514,865
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (d)	355,000	383,127
Security Description	Principal Amount	Value
Energy Transfer LP:
3.75%, 5/15/2030	$365,000	$335,727
4.00%, 10/1/2027	233,000	223,664
4.15%, 9/15/2029	124,000	117,399
4.20%, 4/15/2027	287,000	278,376
4.40%, 3/15/2027 (b)	268,000	261,415
4.75%, 1/15/2026	692,000	683,924
4.95%, 5/15/2028	200,000	197,062
4.95%, 6/15/2028	301,000	297,045
4.95%, 1/15/2043	200,000	171,432
5.00%, 5/15/2050	445,000	378,232
5.15%, 2/1/2043	398,000	348,063
5.15%, 3/15/2045	302,000	265,437
5.25%, 4/15/2029	490,000	489,250
5.25%, 7/1/2029	335,000	333,024
5.30%, 4/15/2047	370,000	327,598
5.35%, 5/15/2045	541,000	484,146
5.50%, 6/1/2027	418,000	419,317
5.55%, 2/15/2028	430,000	433,509
5.55%, 5/15/2034	175,000	172,786
5.60%, 9/1/2034 (b)	500,000	495,955
5.75%, 2/15/2033	390,000	393,299
6.00%, 6/15/2048	340,000	328,076
6.05%, 12/1/2026	290,000	293,892
6.05%, 6/1/2041	299,000	293,113
6.05%, 9/1/2054	500,000	490,155
6.10%, 2/15/2042	155,000	152,452
6.13%, 12/15/2045	539,000	528,225
6.25%, 4/15/2049	692,000	689,384
6.40%, 12/1/2030	340,000	357,292
6.50%, 2/1/2042	273,000	282,831
6.55%, 12/1/2033	784,000	829,550
7.50%, 7/1/2038	100,000	113,730
Enterprise Products Operating LLC:
3.13%, 7/31/2029	534,000	488,962
3.20%, 2/15/2052	184,000	122,496
3.30%, 2/15/2053 (b)	536,000	361,838
3.70%, 2/15/2026 (b)	461,000	449,337
3.70%, 1/31/2051 (b)	220,000	162,659
3.95%, 2/15/2027	145,000	140,915
3.95%, 1/31/2060	300,000	221,472
4.15%, 10/16/2028	286,700	277,173
4.20%, 1/31/2050 (b)	383,000	307,855
4.25%, 2/15/2048	319,000	260,834
4.45%, 2/15/2043	271,000	232,594
4.80%, 2/1/2049	523,000	462,944
4.85%, 1/31/2034 (b)	500,000	485,620
4.85%, 8/15/2042	240,000	216,950
4.85%, 3/15/2044	449,000	404,953
4.90%, 5/15/2046	349,000	314,540
4.95%, 10/15/2054	310,000	274,307
5.10%, 2/15/2045	846,000	785,283
5.35%, 1/31/2033 (b)	209,000	210,793

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (d)	$145,000	$135,503
5.70%, 2/15/2042	137,000	137,092
5.95%, 2/1/2041	255,000	262,625
Series D, 6.88%, 3/1/2033	152,000	168,837
7.55%, 4/15/2038	627,000	740,926
Kinder Morgan Energy Partners LP:
5.00%, 3/1/2043	330,000	287,843
5.50%, 3/1/2044	525,842	486,825
6.55%, 9/15/2040	540,000	556,324
Series MTN, 6.95%, 1/15/2038	809,000	878,331
7.75%, 3/15/2032	265,000	298,295
Kinder Morgan, Inc.:
1.75%, 11/15/2026	140,000	129,055
2.00%, 2/15/2031	514,000	421,136
3.25%, 8/1/2050	261,000	166,769
3.60%, 2/15/2051	222,000	151,442
4.30%, 3/1/2028	312,000	303,011
4.80%, 2/1/2033	377,000	357,279
5.00%, 2/1/2029	506,000	500,424
5.20%, 6/1/2033	305,000	296,167
5.30%, 12/1/2034	328,000	318,003
5.40%, 2/1/2034	535,000	526,782
5.45%, 8/1/2052	585,000	538,574
5.55%, 6/1/2045	320,000	298,662
MPLX LP:
1.75%, 3/1/2026	419,000	393,927
2.65%, 8/15/2030	720,000	620,618
4.00%, 3/15/2028	616,000	589,413
4.13%, 3/1/2027	566,000	549,807
4.25%, 12/1/2027	226,000	218,773
4.50%, 4/15/2038	657,000	573,456
4.70%, 4/15/2048	434,000	358,723
4.80%, 2/15/2029 (b)	275,000	269,728
4.95%, 3/14/2052	334,000	283,596
5.20%, 3/1/2047	530,000	474,535
5.50%, 6/1/2034	280,000	275,724
5.50%, 2/15/2049	378,000	349,196
ONEOK Partners LP:
6.13%, 2/1/2041	393,000	392,611
6.20%, 9/15/2043	210,000	210,626
ONEOK, Inc.:
2.20%, 9/15/2025	425,000	408,238
3.10%, 3/15/2030	340,000	304,042
3.25%, 6/1/2030	475,000	427,187
3.95%, 3/1/2050	306,000	223,089
4.00%, 7/13/2027	233,000	225,001
4.20%, 10/3/2047	115,000	88,152
4.35%, 3/15/2029	226,000	217,692
4.55%, 7/15/2028	273,000	266,213
4.85%, 2/1/2049	110,000	92,587
4.95%, 7/13/2047	210,000	179,525
Security Description	Principal Amount	Value
5.15%, 10/15/2043	$244,000	$220,503
5.55%, 11/1/2026	280,000	281,162
5.65%, 11/1/2028	385,000	390,860
5.85%, 1/15/2026	173,000	173,818
6.00%, 6/15/2035	328,000	334,717
6.10%, 11/15/2032	325,000	336,044
6.63%, 9/1/2053	625,000	667,394
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	800,000	730,720
4.30%, 1/31/2043	184,000	145,077
4.65%, 10/15/2025	207,000	204,156
4.90%, 2/15/2045	150,000	127,185
5.15%, 6/1/2042	335,000	296,867
5.70%, 9/15/2034	500,000	495,300
6.65%, 1/15/2037	160,000	168,021
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	227,716
4.50%, 5/15/2030	425,000	407,694
5.00%, 3/15/2027	924,000	916,497
5.88%, 6/30/2026	461,000	462,968
5.90%, 9/15/2037	285,000	292,000
Spectra Energy Partners LP:
3.38%, 10/15/2026	315,000	301,452
5.95%, 9/25/2043	85,000	84,478
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	90,001
4.95%, 4/15/2052	375,000	319,016
6.13%, 3/15/2033	515,000	529,780
6.25%, 7/1/2052	686,000	692,935
6.50%, 2/15/2053	209,000	219,613
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	278,961
5.50%, 3/1/2030	495,000	491,931
6.50%, 7/15/2027	689,000	694,319
6.88%, 1/15/2029 (b)	407,000	417,431
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (b)	303,000	253,899
4.10%, 4/15/2030 (b)	262,000	247,173
4.25%, 5/15/2028	300,000	290,112
4.63%, 3/1/2034	537,000	503,738
4.75%, 5/15/2038	230,000	210,388
4.88%, 1/15/2026	236,500	234,535
5.00%, 10/16/2043	221,000	198,177
5.85%, 3/15/2036	94,000	94,528
6.10%, 6/1/2040	315,000	320,774
6.20%, 3/9/2026	300,000	300,234
6.20%, 10/15/2037	828,000	855,249
7.25%, 8/15/2038	120,000	135,578
7.63%, 1/15/2039	505,000	588,815

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	$542,000	$488,418
4.60%, 3/15/2048	198,000	168,579
7.85%, 2/1/2026	569,000	585,547
Valero Energy Partners LP 4.50%, 3/15/2028	463,000	450,994
Western Midstream Operating LP:
4.05%, 2/1/2030 (b)	538,000	500,561
4.50%, 3/1/2028	195,000	187,875
4.65%, 7/1/2026	118,000	115,711
5.25%, 2/1/2050	530,000	461,174
5.30%, 3/1/2048	280,000	240,425
6.15%, 4/1/2033	450,000	459,769
Williams Cos., Inc.:
2.60%, 3/15/2031	588,000	497,195
3.50%, 11/15/2030 (b)	366,000	331,497
3.75%, 6/15/2027	173,000	166,099
4.00%, 9/15/2025	321,000	314,949
4.85%, 3/1/2048	415,000	358,842
4.90%, 3/15/2029 (b)	400,000	394,424
4.90%, 1/15/2045	125,000	109,305
5.10%, 9/15/2045	657,000	592,456
5.15%, 3/15/2034	570,000	556,177
5.30%, 8/15/2028	545,000	546,624
5.40%, 3/4/2044	186,000	175,355
6.30%, 4/15/2040	666,000	690,382
8.75%, 3/15/2032	160,000	191,064
		68,740,643
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	237,000	196,952
4.88%, 3/1/2026	150,000	148,303
5.50%, 4/1/2029	195,000	195,757
5.95%, 8/15/2034 (b)	250,000	253,012
		794,024
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	254,000	219,151
4.80%, 10/1/2032	190,000	178,159
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	551,000	414,639
2.00%, 5/18/2032	431,000	337,525
2.95%, 3/15/2034	85,000	68,743
3.00%, 5/18/2051	993,000	597,766
3.38%, 8/15/2031	261,000	229,954
3.55%, 3/15/2052	365,000	244,838
3.95%, 1/15/2027	156,000	150,785
4.00%, 2/1/2050	165,000	122,329
4.70%, 7/1/2030	235,000	227,034
5.15%, 4/15/2053	162,000	142,343
5.25%, 5/15/2036	225,000	216,493
Security Description	Principal Amount	Value
American Assets Trust LP 3.38%, 2/1/2031	$228,000	$186,771
American Homes 4 Rent LP:
3.63%, 4/15/2032	100,000	87,339
4.25%, 2/15/2028	124,500	119,232
4.90%, 2/15/2029	903,500	882,828
American Tower Corp.:
1.30%, 9/15/2025	71,000	67,484
1.45%, 9/15/2026	198,000	181,598
1.50%, 1/31/2028	129,000	113,013
1.60%, 4/15/2026	405,000	378,084
2.10%, 6/15/2030	191,000	159,993
2.30%, 9/15/2031	305,000	248,764
2.70%, 4/15/2031	330,000	278,807
2.75%, 1/15/2027	318,000	298,402
2.90%, 1/15/2030	275,000	242,498
2.95%, 1/15/2051	301,000	188,269
3.10%, 6/15/2050	689,000	444,653
3.13%, 1/15/2027	119,000	112,786
3.38%, 10/15/2026	246,000	235,046
3.55%, 7/15/2027	247,000	234,438
3.70%, 10/15/2049	140,000	101,317
3.80%, 8/15/2029	260,000	241,678
3.95%, 3/15/2029 (b)	447,000	422,062
4.05%, 3/15/2032 (b)	228,000	208,472
4.40%, 2/15/2026	200,000	196,482
5.45%, 2/15/2034 (b)	250,000	247,887
5.55%, 7/15/2033	450,000	449,388
5.65%, 3/15/2033 (b)	338,000	339,950
5.80%, 11/15/2028	390,000	397,761
5.90%, 11/15/2033	315,000	322,519
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	375,000	306,769
Series MTN, 2.45%, 1/15/2031 (b)	266,000	226,167
Series GMTN, 2.95%, 5/11/2026	263,000	252,356
Series MTN, 3.20%, 1/15/2028	401,000	376,920
Series MTN, 3.30%, 6/1/2029	139,000	128,230
Series MTN, 4.35%, 4/15/2048	50,000	41,498
5.00%, 2/15/2033	200,000	195,130
5.30%, 12/7/2033	215,000	213,469
Boston Properties LP:
2.45%, 10/1/2033 (b)	365,000	270,699
2.75%, 10/1/2026	589,000	549,502
2.90%, 3/15/2030	257,000	218,234
3.25%, 1/30/2031	470,000	397,404
3.40%, 6/21/2029 (b)	337,000	299,549
3.65%, 2/1/2026	339,000	327,155
4.50%, 12/1/2028	500,000	471,005
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	200,000	178,330

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.50%, 8/16/2031 (b)	$179,000	$147,111
4.05%, 7/1/2030	210,000	194,855
4.13%, 6/15/2026	166,000	161,779
4.13%, 5/15/2029	130,000	122,771
5.50%, 2/15/2034	355,000	348,077
5.75%, 2/15/2035	240,000	239,441
Broadstone Net Lease LLC 2.60%, 9/15/2031	345,000	274,120
Camden Property Trust:
3.15%, 7/1/2029	346,000	315,147
3.35%, 11/1/2049	95,000	66,452
4.90%, 1/15/2034	500,000	478,100
COPT Defense Properties LP:
2.25%, 3/15/2026	206,000	194,511
2.75%, 4/15/2031	200,000	165,392
2.90%, 12/1/2033	116,000	91,510
Crown Castle, Inc.:
1.05%, 7/15/2026	357,000	326,741
2.10%, 4/1/2031	360,000	291,510
2.25%, 1/15/2031	276,000	226,924
2.90%, 3/15/2027	275,000	258,131
3.10%, 11/15/2029	191,000	170,590
3.25%, 1/15/2051 (b)	310,000	205,211
3.30%, 7/1/2030 (b)	526,000	468,918
3.65%, 9/1/2027	627,000	596,076
3.70%, 6/15/2026	204,000	197,170
3.80%, 2/15/2028	615,000	582,731
4.15%, 7/1/2050	107,000	83,247
4.30%, 2/15/2029	255,000	243,433
4.45%, 2/15/2026	493,000	484,343
5.00%, 1/11/2028 (b)	180,000	177,800
5.10%, 5/1/2033	503,000	484,922
5.60%, 6/1/2029 (b)	253,000	255,168
CubeSmart LP:
2.50%, 2/15/2032	189,000	154,534
3.00%, 2/15/2030 (b)	240,000	212,491
3.13%, 9/1/2026	150,000	142,871
4.38%, 2/15/2029	15,000	14,372
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	352,275
3.70%, 8/15/2027	274,000	261,454
5.55%, 1/15/2028	639,000	644,725
DOC DR LLC:
3.95%, 1/15/2028	206,000	196,901
4.30%, 3/15/2027	459,000	448,980
EPR Properties:
3.60%, 11/15/2031	217,000	180,976
3.75%, 8/15/2029 (b)	131,000	116,794
4.50%, 6/1/2027 (b)	200,000	191,412
4.75%, 12/15/2026	100,000	96,669
4.95%, 4/15/2028	326,000	312,090
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	140,000	139,761
Security Description	Principal Amount	Value
Equinix, Inc.:
1.25%, 7/15/2025	$491,000	$469,131
1.45%, 5/15/2026	151,000	140,184
1.55%, 3/15/2028	490,000	428,461
1.80%, 7/15/2027	155,000	140,036
2.00%, 5/15/2028	100,000	88,523
2.15%, 7/15/2030	569,000	476,885
2.50%, 5/15/2031	136,000	113,859
2.90%, 11/18/2026	275,000	259,652
2.95%, 9/15/2051	620,000	382,788
ERP Operating LP:
2.50%, 2/15/2030	744,000	649,006
2.85%, 11/1/2026	136,000	129,025
3.00%, 7/1/2029	100,000	90,850
3.25%, 8/1/2027	200,000	189,310
4.15%, 12/1/2028	332,000	320,609
4.50%, 6/1/2045	256,000	214,587
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	155,418
1.70%, 3/1/2028	170,000	149,195
2.55%, 6/15/2031	128,000	106,582
2.65%, 3/15/2032 (b)	270,000	222,901
2.65%, 9/1/2050	90,000	51,171
3.00%, 1/15/2030	377,000	334,139
4.00%, 3/1/2029	180,000	170,073
Extra Space Storage LP:
2.35%, 3/15/2032	373,000	297,482
3.50%, 7/1/2026	297,000	285,664
3.88%, 12/15/2027	382,000	364,206
4.00%, 6/15/2029	168,000	157,540
5.40%, 2/1/2034	300,000	293,631
5.90%, 1/15/2031	225,000	229,768
Federal Realty OP LP:
3.25%, 7/15/2027	150,000	141,485
3.50%, 6/1/2030 (b)	277,000	251,184
4.50%, 12/1/2044	150,000	121,368
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	104,904
4.00%, 1/15/2030	470,000	429,744
4.00%, 1/15/2031	296,000	265,453
5.38%, 4/15/2026	203,000	201,376
5.75%, 6/1/2028	347,000	347,840
6.75%, 12/1/2033	350,000	366,702
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	370,000	291,793
3.50%, 8/1/2026	217,000	207,558
3.63%, 1/15/2028	308,000	284,561
Healthpeak OP LLC:
2.88%, 1/15/2031 (b)	289,000	249,329
3.00%, 1/15/2030 (b)	435,000	385,993
3.25%, 7/15/2026 (b)	315,000	301,817
3.50%, 7/15/2029	298,000	275,087
5.25%, 12/15/2032 (b)	315,000	309,349
6.75%, 2/1/2041	200,000	218,142

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Highwoods Realty LP:
3.05%, 2/15/2030	$216,000	$183,041
3.88%, 3/1/2027	175,000	165,746
4.13%, 3/15/2028	289,000	270,287
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	460,000	410,711
Series I, 3.50%, 9/15/2030	217,000	191,622
Series F, 4.50%, 2/1/2026	30,000	29,482
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	359,000	284,712
2.30%, 11/15/2028	225,000	199,202
4.15%, 4/15/2032 (b)	350,000	319,462
5.45%, 8/15/2030	100,000	100,121
Kilroy Realty LP:
2.50%, 11/15/2032	304,000	227,462
2.65%, 11/15/2033	145,000	106,504
3.05%, 2/15/2030	300,000	252,912
4.38%, 10/1/2025	50,000	48,960
4.75%, 12/15/2028 (b)	500,000	472,765
Kimco Realty OP LLC:
1.90%, 3/1/2028	150,000	133,683
2.25%, 12/1/2031	143,000	114,632
2.70%, 10/1/2030	239,000	206,290
3.70%, 10/1/2049	226,000	163,425
4.45%, 9/1/2047 (b)	275,000	220,250
4.60%, 2/1/2033	350,000	328,275
6.40%, 3/1/2034	285,000	301,487
Kite Realty Group LP 4.00%, 10/1/2026	238,000	230,296
Life Storage LP 4.00%, 6/15/2029	500	461
LXP Industrial Trust 2.70%, 9/15/2030 (b)	110,000	92,821
Mid-America Apartments LP:
1.70%, 2/15/2031	269,000	215,789
2.75%, 3/15/2030	75,000	66,394
2.88%, 9/15/2051	137,000	85,048
3.60%, 6/1/2027	166,000	159,224
3.95%, 3/15/2029 (b)	333,000	318,498
5.00%, 3/15/2034	60,000	58,274
5.30%, 2/15/2032	500,000	498,020
National Health Investors, Inc. 3.00%, 2/1/2031	137,000	111,977
NNN REIT, Inc.:
3.00%, 4/15/2052	150,000	93,285
3.10%, 4/15/2050	102,000	64,813
3.50%, 4/15/2051	137,000	95,245
5.50%, 6/15/2034	335,000	331,955
5.60%, 10/15/2033	520,000	517,686
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	161,000	130,165
3.38%, 2/1/2031	150,000	127,973
4.50%, 4/1/2027 (b)	134,000	129,728
Security Description	Principal Amount	Value
4.75%, 1/15/2028	$140,000	$135,530
5.25%, 1/15/2026	180,000	178,297
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	362,000	287,917
9.25%, 7/20/2028	145,000	154,628
Prologis LP:
1.75%, 7/1/2030	341,400	282,413
1.75%, 2/1/2031	323,000	262,166
2.13%, 10/15/2050	307,000	163,051
2.25%, 4/15/2030	161,000	138,545
2.25%, 1/15/2032	331,000	270,761
3.00%, 4/15/2050	450,000	291,582
3.05%, 3/1/2050	100,000	65,584
3.25%, 6/30/2026	384,000	370,164
3.38%, 12/15/2027	125,000	118,535
4.00%, 9/15/2028	120,000	115,499
4.38%, 2/1/2029	220,000	214,304
4.63%, 1/15/2033	801,000	766,629
4.88%, 6/15/2028	177,000	176,235
5.00%, 3/15/2034	225,000	220,201
5.13%, 1/15/2034	300,000	296,028
Public Storage Operating Co.:
0.88%, 2/15/2026	398,000	371,302
1.50%, 11/9/2026 (b)	390,000	358,929
1.85%, 5/1/2028	254,000	225,923
2.30%, 5/1/2031	90,000	75,693
3.09%, 9/15/2027	274,000	258,198
3.39%, 5/1/2029	266,000	248,343
5.10%, 8/1/2033	95,000	94,236
5.35%, 8/1/2053	561,000	540,978
Rayonier LP 2.75%, 5/17/2031	145,000	121,088
Realty Income Corp.:
0.75%, 3/15/2026	273,000	252,219
2.85%, 12/15/2032	140,000	115,441
3.10%, 12/15/2029	217,000	195,063
3.25%, 1/15/2031	246,000	217,420
3.40%, 1/15/2028	225,000	212,175
3.40%, 1/15/2030	263,000	239,538
3.65%, 1/15/2028	205,000	195,000
3.95%, 8/15/2027	482,000	464,609
4.00%, 7/15/2029	172,000	162,746
4.13%, 10/15/2026	239,500	233,503
4.75%, 2/15/2029 (b)	500,000	491,170
4.85%, 3/15/2030	155,000	151,933
4.90%, 7/15/2033	500,000	477,860
5.05%, 1/13/2026	630,000	626,566
5.63%, 10/13/2032	306,000	309,972
Regency Centers LP:
2.95%, 9/15/2029	500,000	448,730
3.70%, 6/15/2030	525,000	483,121
5.25%, 1/15/2034 (b)	125,000	121,748
Rexford Industrial Realty LP:
2.15%, 9/1/2031	225,000	179,296

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.00%, 6/15/2028	$150,000	$148,370
Sabra Health Care LP:
3.20%, 12/1/2031	219,000	182,175
5.13%, 8/15/2026	550,000	541,871
Safehold GL Holdings LLC:
2.80%, 6/15/2031	175,000	146,311
6.10%, 4/1/2034	250,000	247,157
Simon Property Group LP:
1.38%, 1/15/2027	343,000	312,559
1.75%, 2/1/2028	285,000	253,915
2.20%, 2/1/2031	395,000	326,392
2.25%, 1/15/2032	216,000	175,327
2.45%, 9/13/2029	304,000	267,116
2.65%, 7/15/2030	283,000	246,414
3.25%, 11/30/2026 (b)	89,000	85,044
3.25%, 9/13/2049 (b)	721,000	483,467
3.30%, 1/15/2026	266,000	257,770
3.38%, 12/1/2027 (b)	574,000	542,987
3.50%, 9/1/2025	751,000	734,989
5.50%, 3/8/2033	160,000	160,886
5.85%, 3/8/2053	350,000	347,798
SITE Centers Corp. 4.25%, 2/1/2026	150,000	148,313
Store Capital LLC 4.63%, 3/15/2029	449,000	424,179
Sun Communities Operating LP:
2.70%, 7/15/2031	325,250	268,634
5.70%, 1/15/2033	495,000	487,347
Tanger Properties LP 2.75%, 9/1/2031	353,000	287,497
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	115,000	86,914
Series MTN, 2.10%, 8/1/2032	115,000	89,913
Series MTN, 2.10%, 6/15/2033 (b)	50,000	37,980
Series MTN, 3.20%, 1/15/2030	889,000	802,154
Series MTN, 4.40%, 1/26/2029	318,000	306,533
Ventas Realty LP:
2.50%, 9/1/2031	127,000	104,301
3.25%, 10/15/2026	423,000	402,074
4.75%, 11/15/2030 (b)	350,000	336,458
4.88%, 4/15/2049	360,000	305,759
5.63%, 7/1/2034	205,000	203,007
5.70%, 9/30/2043	171,000	163,902
VICI Properties LP:
4.75%, 2/15/2028	550,000	536,629
5.63%, 5/15/2052	708,000	633,943
5.75%, 4/1/2034	405,000	400,723
Welltower OP LLC:
2.05%, 1/15/2029	280,000	244,580
2.75%, 1/15/2031	252,000	217,060
Security Description	Principal Amount	Value
2.80%, 6/1/2031	$375,000	$320,085
4.13%, 3/15/2029 (b)	457,000	436,677
4.25%, 4/1/2026	25,000	24,491
4.25%, 4/15/2028	309,000	298,840
4.95%, 9/1/2048	107,000	96,814
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	113,058
4.00%, 11/15/2029	473,000	444,265
4.00%, 3/9/2052	110,000	83,293
4.75%, 5/15/2026	525,000	519,167
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	37,325
3.85%, 7/15/2029	687,000	641,335
5.38%, 6/30/2034 (b)	200,000	194,398
		73,570,292
RETAIL — 0.7%
AutoNation, Inc.:
3.80%, 11/15/2027 (b)	245,000	230,645
3.85%, 3/1/2032 (b)	375,000	333,499
4.75%, 6/1/2030 (b)	190,000	181,670
AutoZone, Inc.:
1.65%, 1/15/2031	79,000	63,360
3.75%, 4/18/2029	514,000	483,977
4.00%, 4/15/2030	370,000	347,952
4.50%, 2/1/2028	120,000	117,290
4.75%, 8/1/2032	549,000	527,435
4.75%, 2/1/2033 (b)	155,000	147,965
5.05%, 7/15/2026	190,000	189,339
5.20%, 8/1/2033 (b)	270,000	265,858
5.40%, 7/15/2034	355,000	351,102
Best Buy Co., Inc. 4.45%, 10/1/2028	355,000	345,969
Costco Wholesale Corp.:
1.38%, 6/20/2027	450,000	408,861
1.60%, 4/20/2030	413,000	347,007
1.75%, 4/20/2032 (b)	209,000	167,791
3.00%, 5/18/2027 (b)	438,000	418,899
Darden Restaurants, Inc. 6.30%, 10/10/2033 (b)	245,000	252,936
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	129,000	109,664
4.10%, 1/15/2052	263,000	185,281
Dollar General Corp.:
3.50%, 4/3/2030	295,000	269,447
3.88%, 4/15/2027	589,000	566,129
4.13%, 4/3/2050	175,000	132,755
4.63%, 11/1/2027	141,000	137,902
5.00%, 11/1/2032	325,000	316,758
5.20%, 7/5/2028	225,000	224,460
5.45%, 7/5/2033 (b)	268,000	266,488
Dollar Tree, Inc. 4.20%, 5/15/2028	481,000	461,847
Genuine Parts Co. 2.75%, 2/1/2032	309,000	256,609

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	$309,766	$269,530
1.38%, 3/15/2031	297,000	236,644
1.50%, 9/15/2028 (b)	356,000	312,347
1.88%, 9/15/2031 (b)	320,000	260,634
2.13%, 9/15/2026	776,000	729,075
2.38%, 3/15/2051	394,000	226,176
2.50%, 4/15/2027	412,000	385,854
2.70%, 4/15/2030	806,000	717,993
2.80%, 9/14/2027	220,000	206,081
3.00%, 4/1/2026	418,000	402,948
3.13%, 12/15/2049	345,000	235,069
3.25%, 4/15/2032	220,000	195,140
3.30%, 4/15/2040	250,000	194,608
3.35%, 9/15/2025	450,000	439,893
3.35%, 4/15/2050	526,000	373,997
3.63%, 4/15/2052	675,000	499,405
3.90%, 12/6/2028	323,000	312,034
3.90%, 6/15/2047	345,000	272,626
4.20%, 4/1/2043	473,000	401,009
4.25%, 4/1/2046	698,000	587,304
4.40%, 3/15/2045	246,000	212,800
4.50%, 9/15/2032 (b)	245,000	237,572
4.50%, 12/6/2048	660,000	572,088
4.75%, 6/25/2029 (b)	225,000	223,715
4.85%, 6/25/2031 (b)	310,000	307,508
4.88%, 6/25/2027 (b)	165,000	164,705
4.88%, 2/15/2044	200,000	185,228
4.95%, 9/30/2026 (b)	510,000	509,179
4.95%, 6/25/2034	280,000	277,152
4.95%, 9/15/2052	180,000	166,502
5.10%, 12/24/2025 (b)	250,000	249,798
5.15%, 6/25/2026 (b)	115,000	115,109
5.30%, 6/25/2054	105,000	102,517
5.40%, 9/15/2040	400,000	399,300
5.40%, 6/25/2064 (b)	350,000	341,092
5.88%, 12/16/2036	878,000	930,496
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	743,000	648,260
1.70%, 9/15/2028	393,000	343,427
1.70%, 10/15/2030	1,046,000	853,892
2.50%, 4/15/2026	283,000	269,583
2.63%, 4/1/2031	617,800	527,441
2.80%, 9/15/2041	400,000	274,312
3.00%, 10/15/2050	349,000	218,484
3.10%, 5/3/2027 (b)	482,000	456,348
3.38%, 9/15/2025	327,000	319,047
3.50%, 4/1/2051	230,000	157,391
3.65%, 4/5/2029	458,000	431,005
3.75%, 4/1/2032 (b)	785,000	712,599
4.25%, 4/1/2052	666,000	523,549
4.45%, 4/1/2062	350,000	272,415
4.50%, 4/15/2030 (b)	359,000	348,474
5.00%, 4/15/2033	230,000	226,458
5.15%, 7/1/2033 (b)	560,000	557,217
Security Description	Principal Amount	Value
5.63%, 4/15/2053 (b)	$410,000	$397,011
5.75%, 7/1/2053	580,000	571,805
5.80%, 9/15/2062	220,000	213,726
6.50%, 3/15/2029	179,000	190,918
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	465,000	444,954
Series MTN, 2.13%, 3/1/2030	110,000	94,459
Series MTN, 2.63%, 9/1/2029 (b)	626,000	560,946
Series MTN, 3.30%, 7/1/2025	295,000	288,955
Series MTN, 3.50%, 3/1/2027 (b)	502,000	481,870
Series MTN, 3.50%, 7/1/2027	475,000	455,188
Series MTN, 3.60%, 7/1/2030	150,000	139,050
Series MTN, 3.63%, 9/1/2049 (b)	330,000	239,385
Series MTN, 3.70%, 1/30/2026	505,000	493,511
Series MTN, 3.70%, 2/15/2042	370,000	289,928
Series MTN, 4.45%, 3/1/2047	480,000	402,922
Series MTN, 4.45%, 9/1/2048	383,000	321,770
Series MTN, 4.60%, 9/9/2032 (b)	415,000	401,168
Series MTN, 4.70%, 12/9/2035	543,000	515,682
Series MTN, 4.88%, 7/15/2040	93,000	85,734
Series MTN, 5.15%, 9/9/2052	250,000	230,778
Series MTN, 5.70%, 2/1/2039	350,000	357,763
Series MTN, 6.30%, 10/15/2037	343,000	367,511
Series MTN, 6.30%, 3/1/2038	315,000	337,803
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	260,000	209,721
3.55%, 3/15/2026	519,000	502,963
3.60%, 9/1/2027	259,000	246,786
4.20%, 4/1/2030	417,500	397,765
4.35%, 6/1/2028	100,000	97,287
4.70%, 6/15/2032 (b)	75,000	72,412
Ross Stores, Inc. 0.88%, 4/15/2026	187,000	172,917
Starbucks Corp.:
2.00%, 3/12/2027	631,000	582,230
2.55%, 11/15/2030	218,500	188,393
3.00%, 2/14/2032	110,000	95,308
3.35%, 3/12/2050	202,000	137,738

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.50%, 3/1/2028	$324,000	$307,301
3.50%, 11/15/2050 (b)	405,400	285,300
3.55%, 8/15/2029 (b)	211,000	197,635
3.75%, 12/1/2047	642,000	476,486
3.80%, 8/15/2025	333,000	327,389
4.00%, 11/15/2028	291,000	280,346
4.30%, 6/15/2045	300,000	246,750
4.50%, 11/15/2048	827,000	690,173
5.00%, 2/15/2034 (b)	500,000	488,540
Target Corp.:
1.95%, 1/15/2027	271,000	252,271
2.35%, 2/15/2030	295,000	258,686
2.50%, 4/15/2026 (b)	314,000	300,777
2.65%, 9/15/2030 (b)	221,000	195,810
2.95%, 1/15/2052 (b)	550,000	354,695
3.38%, 4/15/2029 (b)	425,000	399,657
4.00%, 7/1/2042 (b)	175,000	147,394
4.40%, 1/15/2033	237,000	227,556
4.50%, 9/15/2032 (b)	543,000	523,153
4.80%, 1/15/2053 (b)	355,000	322,123
6.50%, 10/15/2037	180,000	199,179
TJX Cos., Inc.:
1.15%, 5/15/2028	131,000	114,208
2.25%, 9/15/2026	427,000	402,247
Tractor Supply Co. 1.75%, 11/1/2030	187,000	151,496
Walmart, Inc.:
1.05%, 9/17/2026 (b)	368,000	339,112
1.50%, 9/22/2028 (b)	531,000	469,054
2.50%, 9/22/2041	603,000	417,385
2.65%, 9/22/2051 (b)	705,000	441,852
2.95%, 9/24/2049	862,000	584,798
3.05%, 7/8/2026	484,000	467,544
3.25%, 7/8/2029	323,000	303,207
3.70%, 6/26/2028 (b)	234,000	226,999
3.90%, 9/9/2025	600,000	591,738
3.90%, 4/15/2028	310,000	302,101
3.95%, 9/9/2027	634,000	619,285
3.95%, 6/28/2038	1,093,000	980,421
4.00%, 4/15/2030	160,000	155,240
4.05%, 6/29/2048	245,000	203,428
4.10%, 4/15/2033 (b)	400,000	381,136
4.15%, 9/9/2032 (b)	232,000	223,613
4.50%, 9/9/2052 (b)	492,000	436,183
4.50%, 4/15/2053	670,000	592,943
5.63%, 4/1/2040	200,000	210,438
6.20%, 4/15/2038	438,000	489,303
		53,673,234
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (b)	134,000	124,201
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	677,000	596,511
2.10%, 10/1/2031 (b)	274,000	226,650
2.80%, 10/1/2041	255,000	179,686
Security Description	Principal Amount	Value
3.45%, 6/15/2027 (b)	$179,000	$171,747
3.50%, 12/5/2026	471,000	454,407
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	454,669
3.90%, 10/1/2025	461,000	454,339
4.35%, 4/1/2047 (b)	854,000	745,568
4.80%, 6/15/2029	65,000	64,901
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	320,000	302,720
3.88%, 1/15/2027	995,000	963,130
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	279,000	249,669
2.45%, 2/15/2031 (c)	656,000	552,372
2.60%, 2/15/2033 (c)	250,000	202,405
3.14%, 11/15/2035 (c)	609,000	487,578
3.15%, 11/15/2025	289,000	280,087
3.19%, 11/15/2036 (c)	906,000	716,574
3.42%, 4/15/2033 (c)	1,621,000	1,397,075
3.47%, 4/15/2034 (c)	1,304,000	1,111,321
3.50%, 2/15/2041 (c)	426,000	326,401
4.11%, 9/15/2028 (b)	718,000	692,583
4.15%, 11/15/2030	566,000	534,695
4.15%, 4/15/2032 (c)	550,000	506,698
4.30%, 11/15/2032	127,000	118,697
4.75%, 4/15/2029	272,000	268,271
4.93%, 5/15/2037 (c)	681,000	640,297
5.00%, 4/15/2030	456,000	456,388
Intel Corp.:
1.60%, 8/12/2028	362,000	316,873
2.00%, 8/12/2031 (b)	215,000	175,029
2.45%, 11/15/2029 (b)	1,255,000	1,103,321
2.80%, 8/12/2041	150,000	103,821
3.10%, 2/15/2060	440,000	266,526
3.15%, 5/11/2027	573,000	544,671
3.25%, 11/15/2049 (b)	684,000	458,656
3.70%, 7/29/2025	641,000	630,013
3.73%, 12/8/2047	528,000	388,365
3.75%, 3/25/2027	482,000	466,431
3.90%, 3/25/2030	632,000	593,865
4.00%, 8/5/2029	275,000	262,537
4.10%, 5/19/2046	210,000	167,643
4.10%, 5/11/2047	500,000	396,235
4.60%, 3/25/2040	173,000	156,058
4.75%, 3/25/2050	1,173,000	1,010,399
4.88%, 2/10/2026	500,000	497,030
4.88%, 2/10/2028	575,000	572,826
4.90%, 8/5/2052 (b)	289,000	254,727
5.05%, 8/5/2062	350,000	309,134
5.15%, 2/21/2034	440,000	434,460
5.20%, 2/10/2033 (b)	675,000	673,859
5.63%, 2/10/2043	100,000	99,063
5.70%, 2/10/2053 (b)	1,532,000	1,507,105
5.90%, 2/10/2063	383,000	382,820

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$327,000	$229,973
4.10%, 3/15/2029	209,000	202,945
4.70%, 2/1/2034 (b)	505,000	490,703
4.95%, 7/15/2052	530,000	493,255
5.00%, 3/15/2049	164,000	153,256
5.25%, 7/15/2062	325,000	310,391
Lam Research Corp.:
2.88%, 6/15/2050	307,000	199,906
3.75%, 3/15/2026	351,000	342,516
4.00%, 3/15/2029	204,000	196,307
4.88%, 3/15/2049 (b)	491,000	448,327
Marvell Technology, Inc.:
2.95%, 4/15/2031 (b)	365,000	314,670
4.88%, 6/22/2028	170,000	167,486
5.95%, 9/15/2033	715,000	738,288
Microchip Technology, Inc.:
4.25%, 9/1/2025	208,000	204,761
5.05%, 3/15/2029	630,000	624,771
Micron Technology, Inc.:
4.19%, 2/15/2027	329,000	319,791
5.33%, 2/6/2029	285,000	285,972
5.38%, 4/15/2028 (b)	740,000	742,930
5.88%, 9/15/2033 (b)	850,000	869,329
6.75%, 11/1/2029	359,000	381,739
NVIDIA Corp.:
2.00%, 6/15/2031 (b)	250,000	210,048
2.85%, 4/1/2030	774,000	701,763
3.20%, 9/16/2026	670,000	647,542
3.50%, 4/1/2040	482,000	398,845
3.50%, 4/1/2050	357,000	273,662
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	428,000	433,496
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	385,000	320,085
3.13%, 2/15/2042	200,000	141,130
3.25%, 5/11/2041	260,000	189,706
3.25%, 11/30/2051	125,000	82,306
4.30%, 6/18/2029	274,000	262,939
4.40%, 6/1/2027	581,000	568,172
5.00%, 1/15/2033 (b)	342,000	333,628
Qorvo, Inc. 4.38%, 10/15/2029	190,000	179,282
QUALCOMM, Inc.:
1.30%, 5/20/2028	435,000	381,182
1.65%, 5/20/2032	259,000	204,069
3.25%, 5/20/2027	636,000	607,463
4.25%, 5/20/2032 (b)	145,000	138,587
4.30%, 5/20/2047	512,000	436,572
4.50%, 5/20/2052 (b)	915,000	789,709
4.65%, 5/20/2035	309,000	300,527
4.80%, 5/20/2045	250,000	231,060
5.40%, 5/20/2033 (b)	250,000	258,902
6.00%, 5/20/2053 (b)	315,000	338,672
Security Description	Principal Amount	Value
Skyworks Solutions, Inc. 1.80%, 6/1/2026	$184,000	$171,072
Texas Instruments, Inc.:
1.13%, 9/15/2026	227,000	208,801
1.75%, 5/4/2030	320,000	270,243
1.90%, 9/15/2031	135,000	111,494
2.25%, 9/4/2029 (b)	202,000	178,556
2.70%, 9/15/2051	273,000	169,885
2.90%, 11/3/2027	397,000	372,954
3.88%, 3/15/2039	138,000	120,440
4.15%, 5/15/2048	414,000	343,181
4.60%, 2/15/2028	115,000	114,057
4.85%, 2/8/2034 (b)	225,000	222,899
4.90%, 3/14/2033	227,000	226,469
5.00%, 3/14/2053	1,025,000	959,923
5.05%, 5/18/2063	150,000	139,074
5.15%, 2/8/2054 (b)	250,000	239,122
TSMC Arizona Corp.:
1.75%, 10/25/2026	513,000	474,843
2.50%, 10/25/2031	589,000	498,500
3.13%, 10/25/2041	429,000	332,479
3.25%, 10/25/2051 (b)	200,000	147,062
3.88%, 4/22/2027	125,000	120,849
4.25%, 4/22/2032	250,000	241,020
Xilinx, Inc. 2.38%, 6/1/2030	356,000	307,712
		47,168,405
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	308,087
3.48%, 12/1/2027	311,500	293,237
		601,324
SOFTWARE — 0.6%
Adobe, Inc.:
2.15%, 2/1/2027	632,000	589,270
2.30%, 2/1/2030	519,000	454,680
4.80%, 4/4/2029	200,000	200,344
4.85%, 4/4/2027 (b)	85,000	84,982
4.95%, 4/4/2034	200,000	199,026
Atlassian Corp. 5.25%, 5/15/2029	500,000	499,920
Autodesk, Inc.:
2.40%, 12/15/2031	302,000	250,424
2.85%, 1/15/2030 (b)	15,000	13,371
3.50%, 6/15/2027	315,000	301,691
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	339,834
3.40%, 6/27/2026	133,000	127,838
Concentrix Corp.:
6.60%, 8/2/2028 (b)	300,000	303,678
6.85%, 8/2/2033 (b)	575,000	569,250

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Electronic Arts, Inc. 1.85%, 2/15/2031	$451,000	$368,305
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	353,000	329,120
1.65%, 3/1/2028	704,000	620,308
3.10%, 3/1/2041	138,000	99,109
5.10%, 7/15/2032 (b)	326,000	321,837
Fiserv, Inc.:
2.25%, 6/1/2027	539,600	497,975
2.65%, 6/1/2030	460,500	400,589
3.20%, 7/1/2026	555,000	532,733
3.50%, 7/1/2029	741,000	685,247
4.20%, 10/1/2028	826,000	793,968
4.40%, 7/1/2049	207,000	167,920
5.45%, 3/15/2034	505,000	501,733
5.63%, 8/21/2033	570,000	575,033
Intuit, Inc.:
0.95%, 7/15/2025	368,000	351,620
1.35%, 7/15/2027	228,000	205,410
1.65%, 7/15/2030	135,000	112,030
5.20%, 9/15/2033	500,000	502,315
5.50%, 9/15/2053	525,000	527,121
Microsoft Corp.:
2.40%, 8/8/2026	985,000	936,952
2.50%, 9/15/2050	580,000	365,104
2.53%, 6/1/2050	2,425,000	1,531,000
2.68%, 6/1/2060	885,000	538,053
2.92%, 3/17/2052	2,636,000	1,790,529
3.04%, 3/17/2062	572,000	378,452
3.13%, 11/3/2025	894,000	872,160
3.30%, 2/6/2027	1,288,000	1,242,624
3.40%, 9/15/2026	390,000	377,563
3.45%, 8/8/2036	415,000	361,822
3.50%, 2/12/2035 (b)	584,000	528,812
3.70%, 8/8/2046	664,000	544,314
3.95%, 8/8/2056	110,000	89,742
4.10%, 2/6/2037	315,000	295,319
4.20%, 11/3/2035	249,000	237,974
4.25%, 2/6/2047 (b)	265,000	242,425
4.45%, 11/3/2045	340,000	318,362
4.50%, 2/6/2057	115,000	105,430
Oracle Corp.:
1.65%, 3/25/2026	928,000	869,916
2.30%, 3/25/2028	581,000	525,288
2.65%, 7/15/2026	1,258,000	1,192,144
2.80%, 4/1/2027	603,000	566,223
2.88%, 3/25/2031	1,054,000	910,477
2.95%, 4/1/2030	987,000	877,364
3.25%, 11/15/2027	978,000	922,332
3.25%, 5/15/2030 (b)	205,000	185,810
3.60%, 4/1/2040	1,129,000	867,772
3.60%, 4/1/2050	2,679,000	1,870,719
3.65%, 3/25/2041	483,000	369,389
3.80%, 11/15/2037	882,900	727,245
Security Description	Principal Amount	Value
3.85%, 7/15/2036	$348,000	$293,437
3.85%, 4/1/2060	830,000	570,750
3.90%, 5/15/2035	367,000	318,189
3.95%, 3/25/2051	625,000	462,006
4.00%, 7/15/2046	1,148,000	875,361
4.00%, 11/15/2047	618,000	467,981
4.13%, 5/15/2045	599,000	468,849
4.30%, 7/8/2034	525,000	478,181
4.38%, 5/15/2055	449,000	350,431
5.38%, 7/15/2040	696,000	661,151
5.55%, 2/6/2053	545,000	515,412
5.80%, 11/10/2025	80,000	80,395
6.13%, 7/8/2039	388,000	402,007
6.15%, 11/9/2029 (b)	300,000	313,701
6.25%, 11/9/2032	500,000	529,350
6.50%, 4/15/2038 (b)	382,700	410,032
6.90%, 11/9/2052	690,000	771,261
Roper Technologies, Inc.:
1.00%, 9/15/2025	100,000	94,701
1.40%, 9/15/2027 (b)	315,000	280,429
1.75%, 2/15/2031	952,000	766,855
2.00%, 6/30/2030	143,000	119,469
3.80%, 12/15/2026	362,000	349,938
Salesforce, Inc.:
1.50%, 7/15/2028	180,000	158,191
1.95%, 7/15/2031	420,000	344,585
2.70%, 7/15/2041	275,000	192,181
2.90%, 7/15/2051	591,000	380,793
3.05%, 7/15/2061	540,000	333,369
3.70%, 4/11/2028	513,000	494,686
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	283,339
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	162,507
4.00%, 4/14/2032	100,000	91,019
4.95%, 3/28/2028	250,000	247,658
5.00%, 3/28/2026	329,000	326,829
5.40%, 6/12/2029	95,000	95,555
VMware LLC:
1.40%, 8/15/2026	536,000	493,490
1.80%, 8/15/2028	510,000	446,551
2.20%, 8/15/2031	279,000	226,746
3.90%, 8/21/2027	314,000	301,173
Workday, Inc.:
3.50%, 4/1/2027	45,000	43,042
3.80%, 4/1/2032	990,000	889,545
		47,259,142
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	211,000	185,866
3.63%, 4/22/2029	165,000	154,069
4.38%, 7/16/2042	220,000	186,712
4.38%, 4/22/2049 (b)	228,000	188,599
4.70%, 7/21/2032	350,000	336,241

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.13%, 11/15/2037	$226,000	$237,924
6.13%, 3/30/2040	450,000	466,470
6.38%, 3/1/2035 (b)	375,000	401,381
AT&T, Inc.:
1.65%, 2/1/2028	599,500	532,428
1.70%, 3/25/2026	1,547,000	1,452,169
2.25%, 2/1/2032	741,000	601,359
2.30%, 6/1/2027	592,000	547,695
2.55%, 12/1/2033	1,192,000	947,473
2.75%, 6/1/2031	1,233,000	1,056,003
3.50%, 6/1/2041	806,000	616,598
3.50%, 9/15/2053	2,359,000	1,601,124
3.55%, 9/15/2055 (b)	2,856,000	1,924,373
3.65%, 6/1/2051	884,000	624,263
3.65%, 9/15/2059	2,019,000	1,355,092
3.80%, 2/15/2027	365,000	352,674
3.80%, 12/1/2057	2,298,000	1,604,601
3.85%, 6/1/2060	410,000	286,086
3.88%, 1/15/2026	400,000	390,512
4.10%, 2/15/2028	385,000	371,617
4.25%, 3/1/2027	1,007,000	983,799
4.30%, 2/15/2030	1,167,250	1,118,284
4.35%, 3/1/2029	837,000	811,271
4.50%, 5/15/2035	911,000	838,821
4.50%, 3/9/2048	132,000	108,842
4.55%, 3/9/2049	693,000	574,310
4.75%, 5/15/2046	875,000	757,452
4.85%, 3/1/2039	443,000	405,823
5.40%, 2/15/2034 (b)	1,031,000	1,031,031
5.54%, 2/20/2026	285,000	285,023
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	116,000	92,785
4.46%, 4/1/2048	92,000	76,848
5.10%, 5/11/2033	785,000	769,669
5.20%, 2/15/2034	750,000	733,530
British Telecommunications PLC 9.63%, 12/15/2030	1,266,500	1,546,434
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	171,086
2.95%, 2/28/2026 (b)	307,000	296,740
4.80%, 2/26/2027	670,000	668,137
4.85%, 2/26/2029	370,000	369,885
5.05%, 2/26/2034	820,000	819,213
5.30%, 2/26/2054	500,000	490,250
5.35%, 2/26/2064	500,000	486,310
5.50%, 1/15/2040	956,000	970,990
5.90%, 2/15/2039	824,000	875,475
Corning, Inc.:
4.38%, 11/15/2057	150,000	117,602
4.70%, 3/15/2037	245,000	226,417
5.45%, 11/15/2079 (b)	803,000	738,728
Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	$1,084,000	$1,263,478
9.25%, 6/1/2032	100,000	123,949
Juniper Networks, Inc.:
2.00%, 12/10/2030	533,000	432,359
3.75%, 8/15/2029	234,000	217,618
Motorola Solutions, Inc.:
2.30%, 11/15/2030	354,000	297,601
2.75%, 5/24/2031	110,000	93,239
4.60%, 2/23/2028 (b)	536,000	526,475
5.00%, 4/15/2029	550,000	545,825
5.50%, 9/1/2044	92,000	89,168
Orange SA:
5.38%, 1/13/2042	989,000	944,495
9.00%, 3/1/2031	586,000	699,057
Rogers Communications, Inc.:
3.20%, 3/15/2027	560,000	531,339
3.63%, 12/15/2025	370,000	359,892
3.80%, 3/15/2032	920,000	822,186
4.30%, 2/15/2048 (b)	276,000	218,366
4.50%, 3/15/2042	448,000	379,071
4.50%, 3/15/2043	189,000	157,877
5.00%, 2/15/2029	426,000	420,790
5.45%, 10/1/2043	167,000	158,126
7.50%, 8/15/2038	374,000	435,302
Sprint Capital Corp.:
6.88%, 11/15/2028 (b)	725,000	768,543
8.75%, 3/15/2032	875,000	1,052,205
Sprint LLC:
7.63%, 2/15/2025	100,000	100,607
7.63%, 3/1/2026	369,000	379,144
Telefonica Emisiones SA:
4.90%, 3/6/2048	460,000	389,109
5.21%, 3/8/2047	602,000	533,336
5.52%, 3/1/2049	226,000	209,156
7.05%, 6/20/2036	1,081,000	1,177,512
Telefonica Europe BV 8.25%, 9/15/2030	524,000	591,769
TELUS Corp.:
3.40%, 5/13/2032 (b)	525,000	455,794
3.70%, 9/15/2027	156,000	148,974
4.30%, 6/15/2049	111,000	87,562
4.60%, 11/16/2048	50,000	41,779
T-Mobile USA, Inc.:
1.50%, 2/15/2026	253,000	237,534
2.05%, 2/15/2028	386,000	346,512
2.25%, 11/15/2031 (b)	278,000	227,196
2.55%, 2/15/2031	851,000	722,388
2.63%, 4/15/2026	768,000	730,921
2.70%, 3/15/2032	219,000	183,123
3.00%, 2/15/2041	405,000	289,433
3.30%, 2/15/2051	283,000	191,141
3.38%, 4/15/2029	855,000	789,610
3.40%, 10/15/2052	839,000	572,668

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.50%, 4/15/2025	$100	$98
3.50%, 4/15/2031	852,000	765,718
3.75%, 4/15/2027	387,000	372,011
3.88%, 4/15/2030	4,223,000	3,947,956
4.38%, 4/15/2040	786,000	681,093
4.50%, 4/15/2050	712,000	594,541
4.75%, 2/1/2028 (b)	210,000	206,812
4.80%, 7/15/2028	440,000	434,139
4.85%, 1/15/2029	388,000	383,197
5.05%, 7/15/2033	768,000	751,235
5.15%, 4/15/2034	165,000	162,129
5.50%, 1/15/2055	120,000	115,630
5.65%, 1/15/2053	510,000	502,834
5.75%, 1/15/2034	995,000	1,023,507
5.75%, 1/15/2054 (b)	790,000	786,200
6.00%, 6/15/2054 (b)	428,000	443,104
Verizon Communications, Inc.:
0.85%, 11/20/2025	1,060,000	996,686
1.45%, 3/20/2026	653,000	611,659
1.50%, 9/18/2030 (b)	100,000	81,561
1.75%, 1/20/2031	636,000	514,728
2.10%, 3/22/2028	789,000	709,690
2.36%, 3/15/2032	1,074,000	877,759
2.55%, 3/21/2031	1,449,000	1,230,853
2.65%, 11/20/2040	709,000	488,480
2.85%, 9/3/2041	390,000	273,242
2.88%, 11/20/2050	508,000	319,512
2.99%, 10/30/2056	2,979,000	1,823,654
3.00%, 3/22/2027	698,250	660,803
3.00%, 11/20/2060	424,000	253,811
3.15%, 3/22/2030	244,000	219,942
3.40%, 3/22/2041	968,000	739,891
3.55%, 3/22/2051	2,380,000	1,712,886
3.70%, 3/22/2061	495,000	349,138
3.88%, 2/8/2029	743,000	706,065
3.88%, 3/1/2052	310,000	235,340
4.00%, 3/22/2050	354,000	275,872
4.02%, 12/3/2029 (b)	484,000	457,351
4.13%, 3/16/2027	638,000	621,910
4.13%, 8/15/2046	101,000	81,633
4.27%, 1/15/2036	1,226,000	1,109,922
4.33%, 9/21/2028	746,000	725,298
4.40%, 11/1/2034	250,000	231,653
4.50%, 8/10/2033	629,500	591,749
4.81%, 3/15/2039	600,000	556,428
4.86%, 8/21/2046 (b)	650,000	589,797
5.05%, 5/9/2033 (b)	325,000	320,450
5.25%, 3/16/2037 (b)	610,000	602,357
5.50%, 3/16/2047	150,000	149,681
5.50%, 2/23/2054 (b)	175,000	171,365
6.55%, 9/15/2043	835,000	918,124
7.75%, 12/1/2030	135,000	153,631
Vodafone Group PLC:
4.25%, 9/17/2050	555,000	433,000
4.38%, 2/19/2043	1,388,000	1,210,378
Security Description	Principal Amount	Value
4.88%, 6/19/2049	$886,000	$766,771
5.75%, 6/28/2054 (b)	500,000	484,130
5.88%, 6/28/2064	500,000	480,525
6.15%, 2/27/2037 (b)	686,000	727,434
		87,363,676
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	224,355
3.90%, 11/19/2029 (b)	547,000	504,618
Mattel, Inc. 5.45%, 11/1/2041 (b)	128,000	114,643
		843,616
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	225,000	142,204
3.25%, 6/15/2027	280,000	267,809
3.30%, 9/15/2051	320,000	222,922
3.65%, 9/1/2025	281,000	275,490
3.90%, 8/1/2046	197,000	156,016
4.05%, 6/15/2048	215,000	173,664
4.13%, 6/15/2047	130,000	106,098
4.15%, 12/15/2048	636,000	519,179
4.40%, 3/15/2042	571,000	499,077
4.45%, 3/15/2043	518,000	453,442
4.55%, 9/1/2044	230,000	202,216
4.70%, 9/1/2045	260,000	232,843
4.90%, 4/1/2044	220,000	202,855
4.95%, 9/15/2041	100,000	93,954
5.20%, 4/15/2054	910,000	873,782
5.40%, 6/1/2041	63,000	62,224
5.50%, 3/15/2055 (b)	215,000	215,639
6.15%, 5/1/2037	450,000	485,392
Canadian National Railway Co.:
2.45%, 5/1/2050	232,000	138,801
2.75%, 3/1/2026 (b)	300,000	288,963
3.20%, 8/2/2046 (b)	387,000	278,953
3.65%, 2/3/2048 (b)	996,000	767,179
5.85%, 11/1/2033	250,000	264,142
6.13%, 11/1/2053 (b)	100,000	110,749
6.90%, 7/15/2028	171,000	183,372
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	240,000	221,424
2.05%, 3/5/2030 (b)	210,000	179,206
2.45%, 12/2/2031 (b)	332,000	301,672
3.00%, 12/2/2041	215,000	185,799
3.10%, 12/2/2051	544,000	361,472
3.50%, 5/1/2050	160,000	115,293
4.00%, 6/1/2028	356,000	343,504
4.20%, 11/15/2069	478,000	363,505
4.80%, 8/1/2045	100,000	89,907
6.13%, 9/15/2115	450,000	458,217
7.13%, 10/15/2031 (b)	397,000	441,508

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	$372,000	$359,512
CSX Corp.:
2.40%, 2/15/2030	149,000	129,943
2.60%, 11/1/2026	156,000	147,486
3.25%, 6/1/2027	711,000	678,777
3.35%, 9/15/2049	191,000	134,328
3.80%, 3/1/2028	285,360	274,502
4.10%, 11/15/2032	1,070,000	999,209
4.25%, 3/15/2029	542,000	526,174
4.25%, 11/1/2066	455,000	353,963
4.30%, 3/1/2048	351,000	292,804
4.50%, 11/15/2052 (b)	415,000	355,244
4.50%, 8/1/2054	135,000	114,480
4.65%, 3/1/2068	125,000	104,870
5.20%, 11/15/2033	420,000	420,962
FedEx Corp.:
2.40%, 5/15/2031 (b)	505,000	427,861
3.10%, 8/5/2029 (b)	650,000	594,977
3.25%, 4/1/2026	792,000	765,468
3.40%, 2/15/2028	193,000	182,663
4.05%, 2/15/2048	376,000	292,408
4.25%, 5/15/2030 (b)	369,000	354,251
4.40%, 1/15/2047	255,000	207,639
4.90%, 1/15/2034 (b)	752,000	733,944
5.25%, 5/15/2050	285,000	265,780
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	230,584
Kirby Corp. 4.20%, 3/1/2028	141,000	136,112
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	312,000	262,133
2.55%, 11/1/2029	346,000	304,784
2.90%, 6/15/2026	550,000	525,448
2.90%, 8/25/2051	290,000	179,986
3.00%, 3/15/2032 (b)	249,000	214,635
3.05%, 5/15/2050	475,000	309,253
3.16%, 5/15/2055	274,000	173,700
3.40%, 11/1/2049	254,000	177,709
3.70%, 3/15/2053	568,000	409,585
3.80%, 8/1/2028	165,000	157,954
4.10%, 5/15/2121	505,000	356,479
4.15%, 2/28/2048	245,000	194,868
4.45%, 3/1/2033	250,000	235,825
4.55%, 6/1/2053	430,000	360,310
7.80%, 5/15/2027	150,000	160,888
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	136,602
Series MTN, 2.90%, 12/1/2026 (b)	105,000	99,213
Series MTN, 4.30%, 6/15/2027	250,000	243,832
Series MTN, 5.25%, 6/1/2028	355,000	355,735
Security Description	Principal Amount	Value
Series MTN, 5.65%, 3/1/2028	$378,000	$383,318
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	251,575
2.38%, 5/20/2031	455,000	386,345
2.40%, 2/5/2030	601,000	525,827
2.75%, 3/1/2026	224,000	215,403
2.80%, 2/14/2032	335,000	288,904
2.89%, 4/6/2036	249,000	200,612
2.95%, 3/10/2052 (b)	382,000	246,226
3.00%, 4/15/2027	285,000	270,739
3.25%, 8/15/2025	305,000	298,031
3.25%, 2/5/2050	430,000	299,594
3.38%, 2/14/2042	234,000	179,834
3.50%, 2/14/2053	821,000	588,444
3.60%, 9/15/2037	75,000	62,984
3.70%, 3/1/2029	691,000	658,143
3.75%, 7/15/2025	218,000	214,787
3.80%, 10/1/2051	424,000	323,978
3.84%, 3/20/2060	680,000	500,092
3.88%, 2/1/2055	192,000	145,116
3.95%, 9/10/2028	1,038,000	1,005,355
4.50%, 1/20/2033 (b)	100,000	96,279
5.15%, 1/20/2063	275,000	253,616
United Parcel Service, Inc.:
2.40%, 11/15/2026	166,000	156,404
2.50%, 9/1/2029	297,000	265,019
3.05%, 11/15/2027	385,000	362,970
3.40%, 3/15/2029 (b)	478,000	449,296
3.63%, 10/1/2042	149,000	117,455
3.75%, 11/15/2047	252,000	193,161
4.25%, 3/15/2049	245,000	202,323
4.45%, 4/1/2030	189,500	185,651
4.88%, 3/3/2033 (b)	426,000	419,695
5.15%, 5/22/2034	415,000	413,647
5.30%, 4/1/2050	815,000	792,710
5.50%, 5/22/2054 (b)	470,000	465,793
6.20%, 1/15/2038	433,000	469,203
		36,109,881
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026	462,000	441,598
3.50%, 6/1/2032	431,000	374,587
3.85%, 3/30/2027	223,000	214,742
4.00%, 6/30/2030	206,000	191,741
4.55%, 11/7/2028	119,000	116,269
5.40%, 3/15/2027	210,000	210,176
6.05%, 3/15/2034	250,000	255,595
		1,804,708
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 2.63%, 9/16/2026	125,000	114,508

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	$570,000	$471,806
2.95%, 9/1/2027	420,000	393,162
3.45%, 6/1/2029	289,500	269,516
3.75%, 9/1/2047	596,000	451,291
4.15%, 6/1/2049	374,000	299,948
4.20%, 9/1/2048	290,000	235,228
4.45%, 6/1/2032 (b)	100,000	95,258
5.45%, 3/1/2054	350,000	338,023
Essential Utilities, Inc.:
2.40%, 5/1/2031	330,000	271,751
3.57%, 5/1/2029 (b)	254,000	235,750
4.28%, 5/1/2049	245,000	193,908
5.30%, 5/1/2052	100,000	91,267
		3,346,908
TOTAL CORPORATE BONDS & NOTES (Cost $2,113,005,490)		1,983,888,844
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2024-1, Class A3, 5.08%, 12/15/2028	350,000	348,775
Series 2023-1, Class A3, 5.46%, 5/15/2028	209,000	209,369
AmeriCredit Automobile Receivables Trust:
Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	161,268
Series 2023-2, Class A3, 5.81%, 5/18/2028	750,000	754,048
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	700,000	695,992
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	89,000	89,239
Capital One Prime Auto Receivables Trust:
Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	772,264
Series 2023-1, Class A3, 4.87%, 2/15/2028	250,000	248,193
CarMax Auto Owner Trust:
Series 2024-1, Class A3, 4.92%, 10/16/2028	1,000,000	994,034
Series 2024-2, Class A3, 5.50%, 1/16/2029	750,000	754,398
Series 2023-4, Class A3, 6.00%, 7/17/2028	255,000	257,895
Drive Auto Receivables Trust Series 2024-1, Class A3, 5.35%, 2/15/2028	105,000	104,342
Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust Series 2024-3A, Class B, 5.57%, 9/15/2028	$250,000	$250,025
Ford Credit Auto Owner Trust:
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	131,782
Series 2024-B, Class A3, 5.10%, 4/15/2029	750,000	749,403
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	149,752
GM Financial Automobile Leasing Trust:
Series 2024-1, Class A3, 5.09%, 3/22/2027	273,000	271,748
Series 2023-3, Class A3, 5.38%, 11/20/2026	200,000	199,874
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A4, 0.82%, 10/16/2026	1,000,000	964,338
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	494,303
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	74,305
Series 2023-4, Class A3, 5.78%, 8/16/2028	214,000	215,959
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	500,000	501,980
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	161,076
Series 2023-1, Class A3, 5.04%, 4/21/2027	144,000	143,366
Series 2024-1, Class A3, 5.21%, 8/15/2028	500,000	499,530
Series 2023-3, Class A3, 5.41%, 2/18/2028	458,000	458,637
Series 2023-4, Class A3, 5.67%, 6/21/2028	167,000	168,386
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	450,000	448,171
Series 2023-B, Class A3, 5.48%, 4/17/2028	111,000	111,265
Mercedes-Benz Auto Lease Trust Series 2024-A, Class A3, 5.32%, 1/18/2028	214,000	214,000
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A3, 5.95%, 11/15/2028	550,000	556,830

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Nissan Auto Lease Trust Series 2024-A, Class A3, 4.91%, 4/15/2027	$192,000	$190,437
Nissan Auto Receivables Owner Trust:
Series 2023-A, Class A3, 4.91%, 11/15/2027	500,000	497,205
Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	141,274
Santander Drive Auto Receivables Trust:
Series 2024-1, Class A3, 5.25%, 4/17/2028	176,000	175,300
Series 2024-2, Class A3, 5.63%, 11/15/2028	625,000	626,337
Series 2024-3, Class A3, 5.63%, 1/16/2029	484,000	484,725
Series 2023-4, Class A3, 5.73%, 4/17/2028	222,000	222,105
Toyota Auto Receivables Owner Trust:
Series 2023-C, Class A3, 5.16%, 4/17/2028	111,000	110,680
Series 2022-D, Class A3, 5.30%, 9/15/2027	500,000	499,289
Series 2024-B, Class A3, 5.33%, 1/16/2029	300,000	301,606
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	269,918
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	208,000	207,687
Volkswagen Auto Loan Enhanced Trust:
Series 2023-1, Class A3, 5.02%, 6/20/2028	140,000	139,323
Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	753,958
World Omni Auto Receivables Trust:
Series 2021-B, Class A4, 0.69%, 6/15/2027	926,000	886,843
Series 2023-A, Class A3, 4.83%, 5/15/2028	600,000	595,991
		18,257,225
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2022-3, Class A, 3.75%, 8/15/2027	723,000	710,116
Series 2023-1, Class A, 4.87%, 5/15/2028	391,000	389,307
Series 2023-3, Class A, 5.23%, 9/15/2028	400,000	401,240
Series 2024-1, Class A, 5.23%, 4/16/2029	703,000	708,550
Security Description	Principal Amount	Value
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	$750,000	$749,939
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	481,324
Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	996,035
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	297,330
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	470,650
Chase Issuance Trust:
Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	178,036
Series 2024-A1, Class A, 4.60%, 1/16/2029	438,000	433,412
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	500,876
Citibank Credit Card Issuance Trust:
Series 2023-A1, Class A1, 5.23%, 12/8/2027	112,000	111,776
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	265,517
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	497,457
Series 2022-A3, Class A3, 3.56%, 7/15/2027	1,000,000	981,030
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	360,446
Series 2022-A4, Class A, 5.03%, 10/15/2027	286,000	284,839
Synchrony Card Funding LLC:
Series 2022-A2, Class A, 3.86%, 7/15/2028	500,000	491,531
Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	656,776
		9,966,187
OTHER ABS — 0.1%
CNH Equipment Trust:
Series 2024-A, Class A3, 4.77%, 6/15/2029	300,000	297,448
Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	743,172
John Deere Owner Trust:
Series 2022-A, Class A4, 2.49%, 1/16/2029	485,000	467,341
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	90,645
Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	166,399

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2024-B, Class A3, 5.20%, 3/15/2029	$250,000	$250,091
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	409,716
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	499,684
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,259,789
		4,184,285
TOTAL ASSET-BACKED SECURITIES (Cost $32,456,009)		32,407,697
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027	501,000	485,905
4.25%, 03/01/2028	215,000	212,312
Series GMTN, 0.50%, 02/02/2026	624,000	581,687
		1,279,904
CANADA — 0.3%
Canada Government International Bonds:
0.75%, 05/19/2026	720,000	668,214
3.75%, 04/26/2028	1,493,000	1,452,652
Export Development Canada:
3.00%, 05/25/2027	175,000	167,310
3.38%, 08/26/2025	480,000	470,882
4.13%, 02/13/2029	1,200,000	1,182,337
4.38%, 06/29/2026	2,000,000	1,982,757
4.75%, 06/05/2034	440,000	449,015
Province of Alberta:
1.30%, 07/22/2030	257,000	212,068
4.50%, 06/26/2029	1,000,000	995,813
4.50%, 01/24/2034	430,000	421,183
Province of British Columbia:
0.90%, 07/20/2026	170,000	156,907
4.75%, 06/12/2034	500,000	497,706
4.80%, 11/15/2028	1,205,000	1,213,417
4.90%, 04/24/2029	1,500,000	1,517,858
Series 3, 7.25%, 09/01/2036	275,000	332,697
Series 9, 2.25%, 06/02/2026	346,000	329,172
Province of Manitoba:
4.30%, 07/27/2033	750,000	724,343
4.90%, 05/31/2034	300,000	301,954
Province of New Brunswick 3.63%, 2/24/2028	266,000	255,048
Province of Ontario:
0.63%, 01/21/2026	100,000	93,480
Security Description	Principal Amount	Value
1.05%, 04/14/2026	$585,000	$546,363
1.05%, 05/21/2027	249,000	224,587
1.13%, 10/07/2030	3,154,000	2,553,900
1.80%, 10/14/2031	665,000	548,551
2.00%, 10/02/2029	302,000	265,509
2.30%, 06/15/2026	260,000	247,380
2.50%, 04/27/2026	598,000	572,599
3.10%, 05/19/2027	315,000	301,255
4.20%, 01/18/2029	310,000	304,649
5.05%, 04/24/2034	800,000	817,348
Province of Quebec:
0.60%, 07/23/2025	1,201,000	1,144,413
1.35%, 05/28/2030	417,000	346,813
2.50%, 04/20/2026	560,000	536,506
2.75%, 04/12/2027	475,000	450,822
3.63%, 04/13/2028	330,000	317,980
4.50%, 04/03/2029	1,750,000	1,741,222
4.50%, 09/08/2033	1,010,000	990,311
		25,335,021
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	383,673
2.55%, 01/27/2032	305,000	256,070
2.55%, 07/27/2033	360,000	291,654
2.75%, 01/31/2027	749,000	703,298
3.10%, 05/07/2041	735,000	537,598
3.10%, 01/22/2061	310,000	191,299
3.24%, 02/06/2028	581,000	545,173
3.25%, 09/21/2071	247,000	152,375
3.50%, 01/31/2034	487,000	422,504
3.50%, 01/25/2050	734,000	527,803
3.50%, 04/15/2053	200,000	141,223
3.86%, 06/21/2047	390,000	302,238
4.00%, 01/31/2052	695,000	536,029
4.34%, 03/07/2042	368,000	317,188
4.85%, 01/22/2029	650,000	641,898
4.95%, 01/05/2036	720,000	690,062
5.33%, 01/05/2054	285,000	268,402
		6,908,487
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	225,000	130,869
0.38%, 07/18/2025	1,375,000	1,308,973
0.63%, 01/22/2026	1,450,000	1,357,272
1.75%, 09/14/2029 (b)	258,000	226,083
2.88%, 04/03/2028 (b)	1,007,000	949,964
5.00%, 03/16/2026	2,250,000	2,253,735
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	602,000	561,744
4.63%, 04/17/2029	300,000	302,235

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 37, 2.50%, 11/15/2027 (b)	$287,000	$268,141
		7,359,016
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	200,000	166,614
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	886,765
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	239,598
2.15%, 07/28/2031	450,000	369,426
2.85%, 02/14/2030	511,000	452,449
3.05%, 03/12/2051	624,000	421,756
3.20%, 09/23/2061	234,000	150,183
3.35%, 03/12/2071	275,000	176,546
3.40%, 09/18/2029	245,000	225,729
3.50%, 02/14/2050	339,000	248,070
3.55%, 03/31/2032	400,000	358,734
3.70%, 10/30/2049	352,000	267,485
3.85%, 10/15/2030	205,000	190,538
4.10%, 04/24/2028	415,000	399,500
4.15%, 09/20/2027	619,000	600,504
4.20%, 10/15/2050	250,000	206,001
4.35%, 01/11/2048	415,000	353,621
4.45%, 04/15/2070	395,000	323,448
4.55%, 01/11/2028	330,000	323,048
4.65%, 09/20/2032	340,000	327,172
4.70%, 02/10/2034	230,000	221,934
4.75%, 02/11/2029	175,000	172,411
4.85%, 01/11/2033	600,000	585,764
5.10%, 02/10/2054	205,000	193,026
5.35%, 02/11/2049	417,000	411,887
5.45%, 09/20/2052	60,500	59,748
		7,278,578
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	901,000	759,166
2.88%, 03/16/2026	390,000	369,160
3.88%, 07/03/2050	1,190,000	828,640
4.13%, 01/17/2048	320,000	234,902
4.50%, 01/17/2033	335,000	300,717
4.50%, 01/30/2043	222,000	180,544
4.50%, 04/03/2120	592,000	412,101
5.38%, 03/12/2029	480,000	470,543
5.50%, 03/12/2034	690,000	655,799
5.75%, 03/12/2054	850,000	761,589
Security Description	Principal Amount	Value
State of Israel:
2.50%, 01/15/2030	$325,000	$273,116
3.38%, 01/15/2050	460,000	291,414
		5,537,691
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	700,000	622,738
3.88%, 05/06/2051	1,037,000	724,462
4.00%, 10/17/2049	570,000	416,781
5.38%, 06/15/2033	150,000	147,996
		1,911,977
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	691,000	658,619
1.25%, 01/21/2031	355,000	287,524
1.63%, 01/20/2027	200,000	184,657
1.88%, 07/21/2026	355,000	333,799
1.88%, 04/15/2031	759,000	637,334
2.00%, 10/17/2029	240,000	210,090
2.13%, 02/16/2029	350,000	313,126
2.25%, 11/04/2026	817,000	769,327
2.38%, 04/20/2026	160,000	152,626
2.75%, 01/21/2026	535,000	516,072
2.75%, 11/16/2027	520,000	487,062
2.88%, 06/01/2027	1,052,000	996,811
2.88%, 07/21/2027	572,000	540,601
3.25%, 07/20/2028	345,000	326,682
3.88%, 09/16/2025	358,000	352,032
4.25%, 01/26/2026	420,000	414,489
4.38%, 01/24/2031	330,000	325,339
4.63%, 07/19/2028	550,000	548,329
4.63%, 04/17/2034	214,000	213,862
Japan International Cooperation Agency:
1.00%, 07/22/2030	200,000	161,149
2.13%, 10/20/2026	200,000	187,803
3.25%, 05/25/2027	215,000	205,586
3.38%, 06/12/2028	366,000	347,197
4.75%, 05/21/2029	200,000	200,988
		9,371,104
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,321,000	1,085,506
3.25%, 04/16/2030	846,000	743,088
3.50%, 02/12/2034	1,055,000	856,972
3.75%, 01/11/2028	937,000	885,017
3.77%, 05/24/2061	870,000	531,626
4.13%, 01/21/2026	633,100	619,789
4.15%, 03/28/2027	833,000	807,048
4.28%, 08/14/2041	776,000	600,947
4.35%, 01/15/2047	495,000	368,242

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.40%, 02/12/2052	$645,000	$469,014
4.50%, 04/22/2029	926,000	885,612
4.50%, 01/31/2050	731,000	548,504
4.60%, 01/23/2046	1,400,000	1,077,186
4.60%, 02/10/2048	383,600	292,324
4.75%, 04/27/2032	254,000	234,497
5.00%, 05/07/2029	500,000	487,917
5.00%, 04/27/2051	885,000	707,651
5.40%, 02/09/2028	365,000	363,262
5.55%, 01/21/2045	394,000	353,988
6.00%, 05/07/2036	425,000	414,067
6.34%, 05/04/2053	780,000	733,796
6.35%, 02/09/2035	725,000	729,411
6.40%, 05/07/2054	975,000	927,578
11.50%, 05/15/2026	300,000	337,994
Series A, 6.05%, 01/11/2040	620,000	599,662
Series GMTN, 5.75%, 10/12/2110	855,000	704,354
Series MTN, 4.75%, 03/08/2044	2,128,000	1,701,559
Series MTN, 6.75%, 09/27/2034	300,000	312,516
		18,379,127
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	668,000	479,947
3.16%, 01/23/2030	682,000	574,837
3.87%, 07/23/2060	957,000	544,711
3.88%, 03/17/2028	512,000	473,058
4.30%, 04/29/2053	490,000	313,455
4.50%, 04/16/2050	245,000	164,296
4.50%, 04/01/2056	668,000	431,930
4.50%, 01/19/2063	386,000	246,499
6.40%, 02/14/2035	410,000	388,244
6.70%, 01/26/2036	440,000	428,187
6.85%, 03/28/2054	180,000	165,235
6.88%, 01/31/2036	475,000	464,280
7.13%, 01/29/2026	436,000	443,876
7.50%, 03/01/2031	200,000	208,775
7.88%, 03/01/2057	200,000	207,496
8.00%, 03/01/2038	280,000	294,932
8.88%, 09/30/2027	620,000	669,755
9.38%, 04/01/2029	364,000	406,954
		6,906,467
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	335,000	253,733
2.39%, 01/23/2026	544,000	518,321
2.78%, 01/23/2031	1,549,000	1,328,639
2.78%, 12/01/2060	460,000	257,126
2.84%, 06/20/2030	157,700	138,201
Security Description	Principal Amount	Value
3.00%, 01/15/2034	$382,000	$310,476
3.23%, 07/28/2121	395,000	221,382
3.55%, 03/10/2051	300,000	211,872
3.60%, 01/15/2072	230,000	147,372
4.13%, 08/25/2027	260,000	251,601
5.63%, 11/18/2050	507,800	494,136
6.55%, 03/14/2037	413,000	442,197
7.35%, 07/21/2025	857,000	873,348
		5,448,404
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	438,000	347,862
1.95%, 01/06/2032	360,000	287,886
2.46%, 05/05/2030	258,000	222,576
2.65%, 12/10/2045	395,000	258,174
2.95%, 05/05/2045	348,000	240,343
3.00%, 02/01/2028	501,000	465,921
3.20%, 07/06/2046	645,000	460,504
3.56%, 09/29/2032	225,000	200,318
3.70%, 03/01/2041	150,000	121,714
3.70%, 02/02/2042	745,000	600,640
3.75%, 01/14/2029	597,000	561,928
3.95%, 01/20/2040	371,000	314,539
4.63%, 07/17/2028	225,000	221,067
5.00%, 07/17/2033	565,000	555,366
5.00%, 01/13/2037	312,000	305,888
5.17%, 10/13/2027	325,000	324,885
5.50%, 03/30/2026	478,000	479,469
5.50%, 01/17/2048	700,000	702,095
5.60%, 05/14/2049	500,000	501,318
5.95%, 10/13/2047	420,000	446,483
6.38%, 10/23/2034	626,000	684,114
7.75%, 01/14/2031	510,000	581,202
9.50%, 02/02/2030	831,000	1,000,341
		9,884,633
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	565,000	548,086
4.63%, 03/18/2029	750,000	740,230
4.88%, 10/04/2033	770,000	749,174
5.13%, 09/18/2034	925,000	908,970
5.50%, 04/04/2053	489,000	478,357
5.50%, 03/18/2054	721,000	697,941
5.75%, 11/16/2032	902,000	933,506
		5,056,264
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	210,000	195,839
0.75%, 09/21/2025	500,000	473,859
1.25%, 09/21/2030	375,000	301,893

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1.63%, 01/18/2027	$330,000	$304,110
2.13%, 01/18/2032	150,000	123,362
2.38%, 04/21/2027	295,000	275,300
2.50%, 06/29/2041	92,000	64,629
2.63%, 05/26/2026	600,000	574,146
4.25%, 09/15/2027	301,000	294,968
4.50%, 01/11/2029	395,000	390,841
5.00%, 01/11/2028	1,278,000	1,284,538
5.13%, 01/11/2033	200,000	201,446
5.13%, 09/18/2033	345,000	347,600
Korea Development Bank:
0.80%, 04/27/2026	60,000	55,600
0.80%, 07/19/2026	410,000	376,687
1.00%, 09/09/2026	1,017,000	932,994
1.38%, 04/25/2027	350,000	317,602
1.63%, 01/19/2031	335,000	272,548
2.00%, 10/25/2031	100,000	81,767
2.25%, 02/24/2027	350,000	326,944
4.38%, 02/15/2033	280,000	267,183
4.50%, 02/15/2029	250,000	247,408
4.63%, 02/15/2027	217,000	215,478
5.63%, 10/23/2033	370,000	385,967
Korea International Bonds:
1.00%, 09/16/2030	525,000	423,988
2.75%, 01/19/2027	509,000	483,819
4.13%, 06/10/2044	280,000	248,264
4.50%, 07/03/2029 (e)	500,000	498,639
5.63%, 11/03/2025	200,000	201,163
		10,168,582
SUPRANATIONAL — 1.0%
African Development Bank:
0.88%, 03/23/2026	770,000	719,134
0.88%, 07/22/2026	845,000	780,907
3.38%, 07/07/2025	508,000	499,166
4.38%, 03/14/2028	480,000	476,654
Asian Development Bank:
4.25%, 01/09/2026	1,270,000	1,257,173
5.82%, 06/16/2028	1,516,000	1,577,625
Series GMTN, 0.38%, 09/03/2025	1,149,000	1,088,379
Series GMTN, 0.50%, 02/04/2026	1,315,000	1,226,750
Series GMTN, 0.75%, 10/08/2030	375,000	299,779
Series GMTN, 1.00%, 04/14/2026	2,021,000	1,888,665
Series GMTN, 1.50%, 01/20/2027	1,086,000	1,004,170
Series GMTN, 1.75%, 09/19/2029	363,000	317,669
Series GMTN, 1.88%, 01/24/2030	247,000	215,769
Series GMTN, 2.00%, 04/24/2026	210,000	199,622
Security Description	Principal Amount	Value
Series GMTN, 2.50%, 11/02/2027	$513,000	$480,301
Series GMTN, 2.63%, 01/12/2027	300,000	285,528
Series GMTN, 2.75%, 01/19/2028	355,000	334,169
Series GMTN, 3.13%, 08/20/2027	1,158,000	1,108,368
Series GMTN, 3.13%, 09/26/2028	350,000	331,936
Series GMTN, 3.88%, 09/28/2032	175,000	167,475
Series GMTN, 3.88%, 06/14/2033	540,000	515,138
Series GMTN, 4.00%, 01/12/2033	855,000	824,750
Asian Infrastructure Investment Bank:
0.50%, 01/27/2026	536,000	500,206
3.75%, 09/14/2027	350,000	340,945
4.00%, 01/18/2028 (b)	2,070,000	2,030,960
4.88%, 09/14/2026 (b)	1,000,000	1,002,070
Council of Europe Development Bank:
3.63%, 01/26/2028 (b)	150,000	145,332
3.75%, 05/25/2026	320,000	313,616
4.63%, 06/11/2027	240,000	240,134
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 01/28/2026	543,000	506,782
Series GMTN, 4.38%, 03/09/2028	1,200,000	1,193,172
European Investment Bank:
0.38%, 12/15/2025	985,000	922,226
0.38%, 03/26/2026	1,212,000	1,122,470
0.63%, 07/25/2025	615,000	586,808
0.63%, 10/21/2027	125,000	110,024
0.75%, 10/26/2026	1,035,000	946,404
0.75%, 09/23/2030	195,000	156,569
0.88%, 05/17/2030 (b)	335,000	273,702
1.25%, 02/14/2031 (b)	741,000	607,872
1.63%, 10/09/2029	252,000	219,089
1.63%, 05/13/2031	285,000	238,482
1.75%, 03/15/2029 (b)	300,000	265,809
2.13%, 04/13/2026 (b)	450,000	429,385
2.38%, 05/24/2027	169,000	159,000
2.75%, 08/15/2025	575,000	560,596
3.25%, 11/15/2027	1,495,000	1,434,497
3.75%, 02/14/2033	2,975,000	2,826,369
3.88%, 03/15/2028	607,000	593,610
4.75%, 06/15/2029 (b)	3,750,000	3,798,600
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,225,383

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Inter-American Development Bank:
0.63%, 07/15/2025	$422,000	$402,964
0.63%, 09/16/2027	322,000	284,310
1.13%, 07/20/2028	1,517,000	1,329,666
1.50%, 01/13/2027	580,000	536,599
2.00%, 07/23/2026	114,000	107,883
2.38%, 07/07/2027	968,000	907,684
3.50%, 09/14/2029	1,024,000	978,934
4.00%, 01/12/2028	864,000	848,146
Series GMTN, 0.88%, 04/20/2026	1,535,000	1,430,482
Series GMTN, 1.13%, 01/13/2031	295,000	239,605
Series GMTN, 3.50%, 04/12/2033	2,517,000	2,332,529
Series GMTN, 3.88%, 10/28/2041	465,000	408,442
Inter-American Investment Corp. 4.75%, 9/19/2028	950,000	953,743
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	1,484,000	1,411,447
0.50%, 10/28/2025	1,810,000	1,706,215
0.65%, 02/10/2026	323,000	300,474
0.75%, 11/24/2027	1,525,000	1,344,181
0.75%, 08/26/2030	763,000	612,361
0.88%, 05/14/2030	751,000	613,462
1.13%, 09/13/2028	2,844,000	2,481,703
1.25%, 02/10/2031	705,000	576,471
1.38%, 04/20/2028	1,210,000	1,078,231
1.63%, 11/03/2031	1,509,000	1,243,507
1.75%, 10/23/2029	636,000	555,533
1.88%, 10/27/2026	209,000	196,121
2.50%, 07/29/2025	3,428,000	3,335,650
2.50%, 03/29/2032	780,000	681,564
3.13%, 11/20/2025 (b)	302,000	294,489
3.13%, 06/15/2027	1,735,000	1,665,288
3.63%, 09/21/2029	450,000	432,666
3.88%, 02/14/2030	900,000	874,134
4.50%, 04/10/2031	909,000	911,018
4.63%, 08/01/2028	1,550,000	1,557,533
4.75%, 04/10/2026	485,000	484,171
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	833,000	793,357
Series GMTN, 0.75%, 10/08/2026	1,522,000	1,393,893
Series GMTN, 2.13%, 04/07/2026	190,000	181,241
Series GMTN, 3.63%, 09/15/2025	293,000	288,124
Series GMTN, 4.25%, 07/02/2029 (e)	800,000	793,720
Security Description	Principal Amount	Value
Nordic Investment Bank:
4.38%, 03/14/2028	$825,000	$819,547
5.00%, 10/15/2025	300,000	299,856
Series GMTN, 0.50%, 01/21/2026	500,000	467,145
		76,503,328
SWEDEN — 0.1%
Svensk Exportkredit AB:
4.13%, 06/14/2028	940,000	922,334
Series GMTN, 2.25%, 03/22/2027	250,000	233,976
Series GMTN, 4.00%, 07/15/2025	605,000	597,268
Series GMTN, 4.25%, 02/01/2029	150,000	148,124
Series GMTN, 4.38%, 02/13/2026	225,000	222,638
Series GMTN, 4.63%, 11/28/2025	370,000	367,404
Series GMTN, 4.88%, 09/14/2026	925,000	925,390
		3,417,134
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	980,000	885,009
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	763,836
		1,648,845
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.13%, 11/20/2045	133,000	115,292
4.38%, 10/27/2027	1,056,000	1,046,168
4.38%, 01/23/2031	720,000	700,221
4.98%, 04/20/2055	891,000	812,273
5.10%, 06/18/2050	1,325,000	1,247,114
7.63%, 03/21/2036	303,000	358,846
		4,279,914
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $223,269,758)		207,727,855
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.9%
Federal Farm Credit Banks Funding Corp.:
0.53%, 9/29/2025	500,000	472,453
2.02%, 4/1/2031	524,000	440,239
4.25%, 9/30/2025	175,000	173,605
4.38%, 6/23/2026	7,850,000	7,794,557
4.50%, 8/14/2026	1,000,000	993,803
5.13%, 10/10/2025	2,000,000	2,003,615

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.13%, 10/20/2025	$2,280,000	$2,281,175
Federal Home Loan Banks:
1.00%, 3/23/2026	492,375	460,658
1.10%, 8/20/2026	315,000	290,207
1.25%, 12/21/2026	980,000	902,799
3.25%, 11/16/2028	3,110,000	2,967,144
4.00%, 6/30/2028	3,385,000	3,334,310
4.25%, 12/10/2027	235,000	232,799
4.63%, 11/17/2026	320,000	319,722
4.75%, 4/9/2027 (b)	3,605,000	3,617,235
4.75%, 3/10/2034	5,000,000	5,021,851
Federal Home Loan Mortgage Corp.:
Zero Coupon, 11/15/2038	400,000	194,896
0.38%, 7/21/2025	885,000	843,216
0.38%, 9/23/2025	4,955,000	4,683,424
0.60%, 10/15/2025	150,000	141,655
0.80%, 10/27/2026	151,000	137,783
0.80%, 10/28/2026	348,000	317,354
1.50%, 2/1/2037	7,889,926	6,740,925
1.50%, 4/1/2037	4,740,367	4,046,649
1.50%, 5/1/2041	3,908,593	3,155,837
1.50%, 2/1/2051	5,606,211	4,188,801
1.50%, 10/1/2051	5,691,090	4,247,193
1.50%, 11/1/2051	5,162,550	3,852,350
2.00%, 7/1/2035	2,923,764	2,594,123
2.00%, 2/1/2036	2,849,524	2,507,116
2.00%, 6/1/2036	10,057,708	8,869,890
2.00%, 1/1/2037	7,692,544	6,766,688
2.00%, 2/1/2037	3,513,288	3,093,685
2.00%, 4/1/2037	2,445,975	2,150,684
2.00%, 6/1/2037	992,546	879,495
2.00%, 3/1/2042	1,527,475	1,270,891
2.00%, 6/1/2050	202,638	160,858
2.00%, 8/1/2050	19,932,404	15,895,691
2.00%, 10/1/2050	8,938,228	7,047,501
2.00%, 11/1/2050	12,785,283	10,077,313
2.00%, 12/1/2050	7,671,512	6,044,578
2.00%, 1/1/2051	19,408,958	15,287,547
2.00%, 2/1/2051	30,008,325	23,628,049
2.00%, 4/1/2051	6,035,207	4,723,180
2.00%, 9/1/2051	18,479,931	14,504,439
2.00%, 11/1/2051	22,327,323	17,512,055
2.00%, 12/1/2051	2,674,342	2,126,967
2.00%, 2/1/2052	17,306,140	13,559,699
2.00%, 3/1/2052	6,913,006	5,406,828
2.00%, 5/1/2052	3,759,325	2,985,809
2.00%, 8/1/2052	8,292,354	6,485,650
2.50%, 9/1/2028	44,347	42,437
2.50%, 10/1/2029	119,931	113,763
2.50%, 1/1/2031	172,426	161,815
2.50%, 5/1/2031	518,636	484,865
2.50%, 6/1/2031	203,282	189,900
2.50%, 11/1/2032	462,863	429,065
2.50%, 12/1/2032	378,990	351,022
Security Description	Principal Amount	Value
2.50%, 2/1/2033	$675,004	$624,753
2.50%, 3/1/2033	1,250,019	1,155,120
2.50%, 8/1/2035	2,180,159	1,980,217
2.50%, 9/1/2035	1,487,575	1,350,692
2.50%, 1/1/2037	3,063,768	2,766,063
2.50%, 4/1/2037	725,737	655,217
2.50%, 9/1/2046	583,654	494,041
2.50%, 8/1/2050	12,394,350	10,209,306
2.50%, 10/1/2050	7,281,867	5,993,613
2.50%, 11/1/2050	5,654,867	4,652,699
2.50%, 12/1/2050	9,270,072	7,624,340
2.50%, 1/1/2051	12,478,166	10,207,099
2.50%, 5/1/2051	245,617	204,167
2.50%, 6/1/2051	15,685,255	12,804,595
2.50%, 9/1/2051	15,432,041	12,652,387
2.50%, 10/1/2051	12,932,557	10,599,345
2.50%, 11/1/2051	15,644,771	12,816,015
2.50%, 12/1/2051	13,259,277	10,857,742
2.50%, 1/1/2052	9,683,631	8,050,940
2.50%, 3/1/2052	7,743,622	6,333,901
2.50%, 4/1/2052	25,492,709	21,067,767
3.00%, 11/1/2027	326,219	316,957
3.00%, 2/1/2029	97,904	94,299
3.00%, 7/1/2029	82,657	79,315
3.00%, 9/1/2029	127,320	122,027
3.00%, 4/1/2030	130,554	124,526
3.00%, 12/1/2030	367,453	349,121
3.00%, 2/1/2031	773,446	732,661
3.00%, 5/1/2031	278,140	263,508
3.00%, 9/1/2032	755,722	712,394
3.00%, 4/1/2033	2,129,672	2,042,269
3.00%, 5/1/2033	1,462,464	1,376,458
3.00%, 7/1/2035	165,470	153,555
3.00%, 4/1/2036	318,183	294,425
3.00%, 8/1/2036	559,763	522,210
3.00%, 5/1/2037	2,279,031	2,127,012
3.00%, 3/1/2043	379,938	337,081
3.00%, 4/1/2043	614,737	545,394
3.00%, 7/1/2043	228,170	202,431
3.00%, 8/1/2043	103,913	92,192
3.00%, 9/1/2043	152,126	134,966
3.00%, 10/1/2043	114,690	101,753
3.00%, 6/1/2045	357,231	313,260
3.00%, 8/1/2045	1,139,873	1,006,768
3.00%, 4/1/2046	520,964	455,688
3.00%, 9/1/2046	386,684	338,233
3.00%, 10/1/2046	2,129,528	1,862,703
3.00%, 11/1/2046	432,162	378,013
3.00%, 12/1/2046	1,302,571	1,139,362
3.00%, 2/1/2047	1,250,351	1,093,685
3.00%, 7/1/2047	2,772,034	2,421,544
3.00%, 12/1/2047	2,305,029	2,013,668
3.00%, 1/1/2048	627,518	548,198
3.00%, 2/1/2048	1,294,907	1,131,227
3.00%, 3/1/2048	65,673	57,372

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 11/1/2048	$1,405,487	$1,227,781
3.00%, 10/1/2049	1,492,152	1,287,379
3.00%, 12/1/2049	1,127,932	973,143
3.00%, 1/1/2050	3,195,028	2,756,564
3.00%, 2/1/2050	3,487,434	3,008,843
3.00%, 4/1/2050	5,824,143	5,019,687
3.00%, 5/1/2050	134,213	116,628
3.00%, 6/1/2051	4,194,688	3,596,850
3.00%, 3/1/2052	10,424,842	8,878,607
3.00%, 4/1/2052	5,942,891	5,089,601
3.00%, 8/1/2052	1,378,955	1,174,425
3.50%, 5/1/2026	82,399	80,872
3.50%, 1/1/2029	28,217	27,424
3.50%, 11/1/2029	101,125	97,790
3.50%, 2/1/2030	78,226	75,629
3.50%, 3/1/2032	109,793	105,249
3.50%, 6/1/2033	242,540	231,858
3.50%, 1/1/2034	573,424	547,277
3.50%, 10/1/2037	3,155,616	2,980,730
3.50%, 3/1/2038	596,318	562,727
3.50%, 7/1/2038	1,662,004	1,569,895
3.50%, 10/1/2041	70,775	64,669
3.50%, 11/1/2041	1,708	1,566
3.50%, 12/1/2041	174,177	159,370
3.50%, 4/1/2043	136,770	124,951
3.50%, 5/1/2043	235,217	215,007
3.50%, 8/1/2043	415,166	379,736
3.50%, 6/1/2044	79,607	72,360
3.50%, 8/1/2044	163,668	148,768
3.50%, 10/1/2044	93,289	84,797
3.50%, 11/1/2044	147,148	133,753
3.50%, 12/1/2044	123,555	112,334
3.50%, 1/1/2045	156,166	141,949
3.50%, 2/1/2045	216,061	196,392
3.50%, 7/1/2045	2,805,741	2,560,224
3.50%, 10/1/2045	195,480	177,258
3.50%, 12/1/2045	380,317	345,046
3.50%, 3/1/2046	413,329	372,915
3.50%, 5/1/2046	183,182	165,271
3.50%, 8/1/2046	1,096,659	994,432
3.50%, 9/1/2046	2,332,802	2,104,710
3.50%, 12/1/2046	305,952	276,038
3.50%, 4/1/2047	34,271	30,903
3.50%, 9/1/2047	1,592,701	1,436,203
3.50%, 10/1/2047	224,051	202,035
3.50%, 11/1/2047	123,528	111,390
3.50%, 12/1/2047	323,830	292,010
3.50%, 1/1/2048	585,516	527,984
3.50%, 2/1/2048	1,555,860	1,402,983
3.50%, 7/1/2048	313,400	282,390
3.50%, 11/1/2048	843,355	759,908
3.50%, 6/1/2049	1,080,749	968,050
3.50%, 7/1/2049	654,785	586,505
3.50%, 9/1/2049	4,989,880	4,501,877
3.50%, 3/1/2050	2,670,932	2,392,412
Security Description	Principal Amount	Value
3.50%, 5/1/2051	$4,122,611	$3,692,711
3.50%, 9/1/2052	10,441,389	9,241,204
3.50%, 11/1/2052	2,619,549	2,318,040
4.00%, 5/1/2025	1,904	1,888
4.00%, 6/1/2025	4,425	4,383
4.00%, 8/1/2025	904	895
4.00%, 9/1/2025	1,266	1,252
4.00%, 6/1/2026	19,160	18,916
4.00%, 7/1/2029	412,542	406,962
4.00%, 8/1/2039	58,241	55,095
4.00%, 10/1/2040	68,884	65,142
4.00%, 12/1/2040	153,188	144,866
4.00%, 8/1/2041	9,437	8,897
4.00%, 12/1/2041	209,210	197,257
4.00%, 4/1/2042	139,047	131,103
4.00%, 6/1/2042	323,829	304,986
4.00%, 12/1/2043	71,506	66,975
4.00%, 5/1/2044	158,073	148,068
4.00%, 7/1/2044	232,012	217,299
4.00%, 12/1/2044	85,606	80,177
4.00%, 4/1/2045	165,542	154,804
4.00%, 5/1/2045	928,752	875,688
4.00%, 10/1/2045	253,848	237,381
4.00%, 11/1/2045	1,244,420	1,162,192
4.00%, 1/1/2046	187,305	175,155
4.00%, 3/1/2046	138,288	129,519
4.00%, 1/1/2047	3,048,263	2,843,370
4.00%, 9/1/2047	124,352	115,726
4.00%, 11/1/2047	745,974	694,227
4.00%, 12/1/2047	299,391	278,623
4.00%, 1/1/2048	438,493	408,076
4.00%, 4/1/2048	668,145	621,486
4.00%, 5/1/2048	1,026,229	954,562
4.00%, 7/1/2048	705,001	655,767
4.00%, 10/1/2048	1,235,047	1,148,798
4.00%, 12/1/2048	602,424	560,354
4.00%, 9/1/2049	633,703	587,836
4.00%, 6/1/2050	861,922	797,948
4.00%, 2/1/2051	1,391,235	1,290,539
4.00%, 10/1/2052	1,745,455	1,596,833
4.00%, 1/1/2053	3,622,405	3,314,637
4.05%, 8/28/2025	544,000	536,957
4.50%, 2/1/2039	995	968
4.50%, 6/1/2039	61,175	59,528
4.50%, 9/1/2039	49,019	47,699
4.50%, 12/1/2039	30,252	29,438
4.50%, 2/1/2040	18,448	17,940
4.50%, 3/1/2040	14,375	13,979
4.50%, 6/1/2040	471	458
4.50%, 12/1/2040	179,733	174,786
4.50%, 4/1/2041	3,068	2,981
4.50%, 7/1/2041	105,297	102,293
4.50%, 8/1/2041	8,426	8,186
4.50%, 9/1/2041	35,823	34,801
4.50%, 10/1/2041	286,758	278,866

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.50%, 10/1/2043	$4,148	$4,031
4.50%, 8/1/2044	5,294	5,126
4.50%, 9/1/2044	139,829	135,391
4.50%, 4/1/2047	40,677	39,117
4.50%, 10/1/2047	40,387	38,838
4.50%, 12/1/2047	124,604	119,827
4.50%, 1/1/2048	395,132	379,976
4.50%, 5/1/2048	502,839	481,231
4.50%, 6/1/2048	160,873	153,968
4.50%, 7/1/2048	430,642	412,658
4.50%, 12/1/2048	274,504	263,040
4.50%, 3/1/2049	390,267	373,968
4.50%, 7/1/2049	2,671,348	2,554,881
4.50%, 6/1/2052	2,386,891	2,252,351
4.50%, 10/1/2052	1,436,867	1,355,260
4.50%, 12/1/2052	5,998,205	5,705,706
4.50%, 1/1/2053	967,705	912,444
4.50%, 5/1/2053	9,026,151	8,505,548
5.00%, 10/1/2033	4,128	4,097
5.00%, 11/1/2035	5,924	5,879
5.00%, 4/1/2036	13,961	13,856
5.00%, 12/1/2036	1,124	1,117
5.00%, 2/1/2038	98,680	98,243
5.00%, 3/1/2038	58,699	58,454
5.00%, 6/1/2038	16,911	16,829
5.00%, 11/1/2038	139,911	139,318
5.00%, 1/1/2039	20,880	20,779
5.00%, 2/1/2039	45,526	45,307
5.00%, 3/1/2039	141,871	141,063
5.00%, 10/1/2039	13,003	12,941
5.00%, 2/1/2040	32,486	32,297
5.00%, 7/1/2048	539,399	529,615
5.00%, 9/1/2048	118,036	115,895
5.00%, 11/1/2048	480,083	470,782
5.00%, 3/1/2049	213,537	209,664
5.00%, 3/1/2050	590,371	579,127
5.00%, 9/1/2052	4,340,834	4,203,879
5.00%, 10/1/2052	2,245,741	2,184,197
5.00%, 12/1/2052	3,871,986	3,778,493
5.00%, 2/1/2053	14,138,205	13,670,269
5.00%, 7/1/2053	16,867,643	16,292,778
5.50%, 11/1/2026	6,668	6,655
5.50%, 6/1/2027	2,397	2,393
5.50%, 4/1/2028	3,619	3,619
5.50%, 7/1/2028	6,458	6,463
5.50%, 7/1/2033	528	532
5.50%, 1/1/2037	34,929	35,197
5.50%, 9/1/2037	275	279
5.50%, 11/1/2037	2,446	2,480
5.50%, 1/1/2038	24,363	24,702
5.50%, 4/1/2038	84,765	86,034
5.50%, 7/1/2038	105,800	107,384
5.50%, 10/1/2038	2,186	2,218
5.50%, 12/1/2052	1,220,406	1,216,356
5.50%, 2/1/2053	3,077,206	3,034,701
Security Description	Principal Amount	Value
5.50%, 7/1/2053	$12,525,701	$12,350,815
5.50%, 3/1/2054	8,009,627	7,894,390
6.00%, 2/1/2028	73	74
6.00%, 11/1/2029	490	497
6.00%, 8/1/2031	2,237	2,279
6.00%, 10/1/2032	2,294	2,356
6.00%, 11/1/2032	2,198	2,257
6.00%, 12/1/2032	1,114	1,144
6.00%, 1/1/2033	2,872	2,950
6.00%, 2/1/2033	1,930	1,971
6.00%, 3/1/2033	2,355	2,419
6.00%, 6/1/2033	3,066	3,150
6.00%, 3/1/2036	3,942	4,084
6.00%, 8/1/2036	21,748	22,534
6.00%, 1/1/2037	2,427	2,515
6.00%, 12/1/2037	1,948	2,019
6.00%, 10/1/2038	1,598	1,656
6.00%, 3/1/2040	1,306	1,354
6.00%, 5/1/2040	213,237	220,990
6.00%, 6/1/2053	1,869,708	1,889,260
6.00%, 9/1/2053	3,873,098	3,924,493
6.00%, 11/1/2053	17,325,033	17,366,411
6.00%, 12/1/2053	3,627,080	3,635,742
6.25%, 7/15/2032 (b)	2,578,000	2,887,034
6.50%, 12/1/2030	411	421
6.50%, 8/1/2031	1,725	1,776
6.50%, 12/1/2031	1,346	1,386
6.50%, 7/1/2032	411	425
6.50%, 11/1/2037	18,254	19,205
6.50%, 2/1/2038	4,390	4,619
6.50%, 9/1/2038	54,074	56,892
6.50%, 9/1/2039	27,585	28,954
6.50%, 2/1/2053	1,617,827	1,645,856
6.50%, 10/1/2053	5,917,505	6,020,056
6.50%, 11/1/2053	1,202,043	1,222,875
6.50%, 12/1/2053	8,750,736	9,023,632
6.75%, 3/15/2031	1,701,000	1,923,167
7.00%, 7/1/2029	13,680	14,183
7.00%, 1/1/2030	211	218
7.00%, 4/1/2030	51	53
7.00%, 2/1/2031	248	258
7.00%, 9/1/2031	2,283	2,378
7.00%, 1/1/2054	4,409,395	4,531,869
7.50%, 3/1/2028	2,775	2,835
Series MTN, Zero Coupon, 12/14/2029	200,000	155,288
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K053, Class A2, 3.00%, 12/25/2025	350,000	339,499
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	960,564
Series K064, Class A2, 3.22%, 3/25/2027	800,000	765,886

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series K067, Class AM, 3.28%, 8/25/2027	$500,000	$475,281
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,425,362
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,427,727
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,918,361
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,111,310
Series K083, Class A2, 4.05%, 9/25/2028 (d)	525,000	509,262
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,131,255
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	769,858
Series K087, Class A2, 3.77%, 12/25/2028	270,000	258,861
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,374,614
Series K092, Class A2, 3.30%, 4/25/2029	500,000	468,754
Series K093, Class A2, 2.98%, 5/25/2029	500,000	462,295
Series K094, Class A2, 2.90%, 6/25/2029	531,291	488,417
Series K101, Class A2, 2.52%, 10/25/2029	500,000	448,322
Series K108, Class A2, 1.52%, 3/25/2030	888,889	748,951
Series K109, Class A2, 1.56%, 4/25/2030	600,000	504,681
Series K110, Class A2, 1.48%, 4/25/2030	160,714	134,750
Series K114, Class A2, 1.37%, 6/25/2030	250,000	206,339
Series K115, Class A2, 1.38%, 6/25/2030	500,000	413,254
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	1,942,528
Series K121, Class A2, 1.55%, 10/25/2030	340,000	280,876
Series K123, Class A2, 1.62%, 12/25/2030	233,333	193,241
Series K128, Class A2, 2.02%, 3/25/2031	650,000	549,999
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	829,571
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,261,212
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	825,000	767,959
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	508,798
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	381,851
Security Description	Principal Amount	Value
Series K520, Class A2, 5.18%, 3/25/2029 (d)	$1,308,412	$1,324,761
Series K735, Class A2, 2.86%, 5/25/2026	485,986	467,261
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,185,679
Series K743, Class A2, 1.77%, 5/25/2028	500,000	446,242
Series K748, Class A2, 2.26%, 1/25/2029 (d)	1,500,000	1,345,096
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,379,194
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	220,000	186,848
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	1,616,667	1,513,126
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	433,333	386,299
Federal National Mortgage Association:
0.38%, 8/25/2025	2,284,000	2,165,423
0.50%, 11/7/2025	1,437,000	1,353,449
0.75%, 10/8/2027 (b)	2,443,000	2,163,731
0.88%, 12/18/2026	193,000	175,680
0.88%, 8/5/2030	4,165,000	3,369,546
1.50%, 7/1/2036	10,440,537	8,936,999
1.50%, 3/1/2037	13,864,416	11,835,461
1.50%, 4/1/2037	3,666,845	3,130,229
1.50%, 8/1/2037	4,690,769	4,010,913
1.50%, 11/1/2041	1,653,641	1,332,095
1.50%, 1/1/2042	3,419,005	2,753,131
1.50%, 11/1/2050	154,683	115,865
1.50%, 3/1/2051	101,323	75,671
1.50%, 7/1/2051	1,198,286	894,638
1.50%, 10/1/2051	12,196,117	9,101,817
1.50%, 11/1/2051	15,366,178	11,466,406
1.88%, 9/24/2026	641,000	602,854
2.00%, 9/1/2035	4,808,741	4,262,876
2.00%, 10/1/2035	162,052	143,830
2.00%, 11/1/2035	4,419,312	3,914,253
2.00%, 12/1/2035	2,932,227	2,594,862
2.00%, 1/1/2036	190,963	168,992
2.00%, 2/1/2036	4,867,680	4,305,760
2.00%, 4/1/2036	246,313	216,882
2.00%, 6/1/2036	9,824,697	8,653,239
2.00%, 10/1/2036	1,472,286	1,295,766
2.00%, 12/1/2036	11,365,795	9,999,586
2.00%, 5/1/2037	2,943,079	2,587,776
2.00%, 8/1/2040	560,251	470,961
2.00%, 10/1/2040	1,256,617	1,055,761
2.00%, 11/1/2040	3,212,629	2,698,381
2.00%, 12/1/2040	2,636,338	2,213,726
2.00%, 2/1/2041	1,405,642	1,179,662

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.00%, 10/1/2041	$5,534,753	$4,633,423
2.00%, 11/1/2041	6,438,030	5,388,108
2.00%, 2/1/2042	3,480,334	2,910,335
2.00%, 5/1/2042	2,004,780	1,668,019
2.00%, 8/1/2042	1,684,725	1,408,806
2.00%, 6/1/2050	581,488	459,115
2.00%, 8/1/2050	12,419,089	9,795,539
2.00%, 9/1/2050	3,460,344	2,762,545
2.00%, 10/1/2050	21,447,364	16,910,547
2.00%, 11/1/2050	264,179	211,444
2.00%, 12/1/2050	18,476,998	14,559,564
2.00%, 1/1/2051	17,810,463	14,027,100
2.00%, 2/1/2051	10,215,810	8,045,570
2.00%, 3/1/2051	8,039,200	6,326,698
2.00%, 4/1/2051	18,882,195	14,853,005
2.00%, 5/1/2051	11,312,234	8,892,700
2.00%, 7/1/2051	17,264,798	13,562,957
2.00%, 9/1/2051	3,070,698	2,411,815
2.00%, 11/1/2051	39,335,210	30,894,255
2.00%, 12/1/2051	218,044	173,661
2.00%, 1/1/2052	14,607,241	11,451,971
2.00%, 2/1/2052	2,667,032	2,091,118
2.00%, 3/1/2052	17,942,022	14,121,720
2.13%, 4/24/2026	1,100,000	1,049,612
2.50%, 3/1/2028	115,747	111,062
2.50%, 7/1/2028	132,762	127,030
2.50%, 8/1/2028	361,037	345,515
2.50%, 10/1/2028	92,562	88,628
2.50%, 3/1/2029	312,818	300,158
2.50%, 2/1/2030	167,312	158,210
2.50%, 5/1/2030	278,495	262,211
2.50%, 7/1/2030	1,141,969	1,093,346
2.50%, 2/1/2031	331,079	310,403
2.50%, 6/1/2032	4,763,001	4,451,681
2.50%, 12/1/2032	561,941	519,502
2.50%, 1/1/2033	876,439	810,455
2.50%, 12/1/2033	1,564,751	1,466,859
2.50%, 2/1/2035	3,978,587	3,663,451
2.50%, 8/1/2035	1,519,001	1,380,161
2.50%, 2/1/2036	704,618	640,359
2.50%, 3/1/2036	188,439	171,634
2.50%, 5/1/2036	1,226,114	1,108,428
2.50%, 7/1/2036	2,819,299	2,556,408
2.50%, 2/1/2037	1,476,665	1,334,477
2.50%, 3/1/2037	3,241,559	2,929,204
2.50%, 4/1/2038	787,878	715,835
2.50%, 2/1/2040	385,398	334,723
2.50%, 5/1/2040	1,254,865	1,089,295
2.50%, 7/1/2041	4,611,366	3,976,041
2.50%, 4/1/2042	3,391,522	2,915,476
2.50%, 10/1/2042	168,159	144,427
2.50%, 11/1/2049	6,653,728	5,502,973
2.50%, 1/1/2050	2,209,101	1,827,039
2.50%, 6/1/2050	3,889,946	3,205,377
2.50%, 7/1/2050	5,868,403	4,835,657
Security Description	Principal Amount	Value
2.50%, 8/1/2050	$6,009,752	$4,950,272
2.50%, 10/1/2050	14,547,525	11,973,884
2.50%, 11/1/2050	499,511	410,986
2.50%, 4/1/2051	20,528,943	16,870,435
2.50%, 5/1/2051	162,865	135,430
2.50%, 7/1/2051	14,818,138	12,157,193
2.50%, 8/1/2051	12,627,304	10,380,479
2.50%, 9/1/2051	8,875,554	7,293,547
2.50%, 10/1/2051	32,151,157	26,384,505
2.50%, 12/1/2051	159,080	131,889
2.50%, 1/1/2052	205,011	168,875
2.50%, 3/1/2052	17,635,343	14,424,842
3.00%, 8/1/2027	51,054	49,676
3.00%, 11/1/2028	158,672	152,906
3.00%, 6/1/2029	53,180	51,032
3.00%, 8/1/2029	222,094	212,736
3.00%, 9/1/2029	79,584	76,148
3.00%, 6/1/2030	113,416	108,128
3.00%, 9/1/2030	25,212	23,964
3.00%, 11/1/2030	61,484	58,444
3.00%, 12/1/2030	221,706	210,596
3.00%, 4/1/2031	121,193	114,925
3.00%, 6/1/2032	1,116,496	1,052,652
3.00%, 10/1/2032	321,437	302,454
3.00%, 1/1/2033	233,718	219,610
3.00%, 2/1/2033	505,507	474,496
3.00%, 2/1/2034	532,521	499,170
3.00%, 8/1/2034	2,895,151	2,702,484
3.00%, 2/1/2035	106,936	99,331
3.00%, 3/1/2035	87,406	81,279
3.00%, 6/1/2035	646,272	603,264
3.00%, 2/1/2036	235,945	218,291
3.00%, 11/1/2036	2,628,502	2,421,824
3.00%, 1/1/2037	681,093	627,051
3.00%, 9/1/2037	525,324	480,033
3.00%, 1/1/2038	948,833	863,790
3.00%, 2/1/2038	2,089,725	1,931,586
3.00%, 5/1/2040	912,567	813,610
3.00%, 6/1/2042	4,065,059	3,597,911
3.00%, 12/1/2042	178,236	158,133
3.00%, 1/1/2043	505,517	448,460
3.00%, 2/1/2043	7,331	6,505
3.00%, 3/1/2043	613,740	543,773
3.00%, 4/1/2043	155,824	138,066
3.00%, 5/1/2043	1,012,533	897,149
3.00%, 6/1/2043	756,720	670,487
3.00%, 7/1/2043	823,980	730,082
3.00%, 8/1/2043	393,972	349,576
3.00%, 2/1/2044	2,957,358	2,620,348
3.00%, 5/1/2045	2,914,069	2,581,992
3.00%, 6/1/2045	27,209	23,829
3.00%, 8/1/2045	4,247,835	3,763,766
3.00%, 9/1/2045	270,279	236,703
3.00%, 11/1/2045	576,081	504,516
3.00%, 5/1/2046	673,417	588,272

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 8/1/2046	$584,514	$510,610
3.00%, 9/1/2046	601,920	525,814
3.00%, 10/1/2046	229,243	200,258
3.00%, 11/1/2046	2,451,362	2,165,252
3.00%, 1/1/2047	2,150,635	1,878,713
3.00%, 3/1/2047	2,133,490	1,868,175
3.00%, 7/1/2047	1,891,225	1,652,103
3.00%, 10/1/2047	2,410,982	2,105,930
3.00%, 12/1/2047	3,388,794	2,960,323
3.00%, 2/1/2048	2,318,609	2,023,584
3.00%, 12/1/2049	8,787,904	7,577,327
3.00%, 1/1/2050	11,642,383	10,044,664
3.00%, 7/1/2050	3,569,109	3,072,789
3.00%, 9/1/2050	12,042,655	10,375,354
3.00%, 1/1/2051	10,667,516	9,240,142
3.00%, 9/1/2051	6,791,565	5,813,535
3.00%, 1/1/2052	10,887,275	9,297,893
3.00%, 2/1/2052	11,434,192	9,808,451
3.00%, 4/1/2052	3,122,066	2,658,995
3.00%, 5/1/2052	8,212,680	6,991,379
3.50%, 10/1/2025	7,921	7,797
3.50%, 11/1/2025	12,172	11,983
3.50%, 3/1/2026	8,516	8,369
3.50%, 1/1/2027	41,370	40,608
3.50%, 5/1/2029	43,135	41,769
3.50%, 1/1/2030	58,591	56,638
3.50%, 3/1/2031	240,177	230,664
3.50%, 6/1/2033	498,830	476,134
3.50%, 6/1/2034	222,784	211,345
3.50%, 7/1/2034	407,644	386,724
3.50%, 11/1/2034	1,389,191	1,315,939
3.50%, 2/1/2037	197,897	186,263
3.50%, 2/1/2038	134,739	127,259
3.50%, 4/1/2038	611,988	571,712
3.50%, 5/1/2038	223,653	208,934
3.50%, 12/1/2040	224,053	204,794
3.50%, 6/1/2041	54,461	49,780
3.50%, 11/1/2041	52,155	47,655
3.50%, 12/1/2041	7,852	7,174
3.50%, 1/1/2042	87,932	80,589
3.50%, 3/1/2042	164,059	149,926
3.50%, 4/1/2042	21,175	19,343
3.50%, 5/1/2042	482,025	440,317
3.50%, 8/1/2042	194,230	177,424
3.50%, 10/1/2042	294,366	268,874
3.50%, 1/1/2043	84,767	77,433
3.50%, 4/1/2043	47,435	43,332
3.50%, 5/1/2043	64,165	58,615
3.50%, 7/1/2043	256,213	234,052
3.50%, 12/1/2043	55,921	51,084
3.50%, 1/1/2044	8,513,586	7,776,942
3.50%, 10/1/2044	144,706	131,362
3.50%, 1/1/2045	225,568	204,768
3.50%, 2/1/2045	6,139,665	5,608,421
3.50%, 4/1/2045	259,576	235,079
Security Description	Principal Amount	Value
3.50%, 5/1/2045	$30,544	$27,662
3.50%, 6/1/2045	48,257	43,703
3.50%, 8/1/2045	541,733	490,644
3.50%, 11/1/2045	1,519,084	1,375,724
3.50%, 12/1/2045	1,298,803	1,176,233
3.50%, 1/1/2046	424,363	384,315
3.50%, 2/1/2046	2,463,116	2,229,019
3.50%, 10/1/2046	631,969	569,472
3.50%, 11/1/2046	33,747	30,410
3.50%, 2/1/2047	167,327	150,779
3.50%, 5/1/2047	2,855,550	2,578,386
3.50%, 7/1/2047	1,385,688	1,265,800
3.50%, 10/1/2047	6,726,735	6,057,827
3.50%, 11/1/2047	7,373,012	6,642,358
3.50%, 12/1/2047	7,957,087	7,220,777
3.50%, 1/1/2048	1,946,931	1,753,328
3.50%, 2/1/2048	2,512,112	2,262,363
3.50%, 6/1/2048	910,211	819,095
3.50%, 8/1/2048	115,143	103,617
3.50%, 9/1/2048	273,247	245,844
3.50%, 11/1/2048	574,394	517,591
3.50%, 7/1/2049	1,490,058	1,334,677
3.50%, 8/1/2049	1,120,070	1,003,271
3.50%, 2/1/2050	5,233,314	4,716,400
3.50%, 6/1/2050	1,544,747	1,381,729
3.50%, 12/1/2051	5,293,178	4,692,526
3.50%, 5/1/2052	2,652,858	2,378,215
3.50%, 6/1/2052	7,786,984	6,893,114
4.00%, 1/1/2025	1,477	1,466
4.00%, 1/1/2026	4,294	4,237
4.00%, 2/1/2026	8,350	8,236
4.00%, 3/1/2026	5,138	5,063
4.00%, 4/1/2026	7,949	7,830
4.00%, 12/1/2034	120,241	115,910
4.00%, 3/1/2037	286,101	274,506
4.00%, 1/1/2038	845,321	812,529
4.00%, 3/1/2038	330,191	313,522
4.00%, 6/1/2038	196,885	186,946
4.00%, 8/1/2039	165,464	156,327
4.00%, 9/1/2039	57,700	54,514
4.00%, 9/1/2040	1,577,198	1,489,619
4.00%, 12/1/2040	332,644	314,173
4.00%, 1/1/2041	82,697	78,106
4.00%, 3/1/2041	209,227	197,029
4.00%, 12/1/2041	208,094	195,961
4.00%, 1/1/2042	96,031	90,443
4.00%, 2/1/2042	36,671	34,495
4.00%, 9/1/2043	37,445	35,071
4.00%, 10/1/2043	194,199	181,886
4.00%, 12/1/2043	26,377	24,707
4.00%, 5/1/2044	556,614	525,706
4.00%, 6/1/2044	129,236	120,879
4.00%, 7/1/2044	869,738	814,447
4.00%, 9/1/2044	89,965	84,148
4.00%, 10/1/2044	177,026	165,579

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 12/1/2044	$136,930	$128,076
4.00%, 1/1/2045	433,799	408,065
4.00%, 3/1/2045	164,250	153,397
4.00%, 5/1/2045	252,618	235,929
4.00%, 6/1/2045	339,201	317,268
4.00%, 7/1/2045	187,113	174,749
4.00%, 9/1/2045	243,094	227,031
4.00%, 12/1/2045	145,418	135,810
4.00%, 2/1/2046	52,780	49,294
4.00%, 4/1/2046	161,456	150,604
4.00%, 10/1/2046	1,002,508	944,058
4.00%, 11/1/2046	219,988	205,211
4.00%, 4/1/2047	2,352,179	2,188,717
4.00%, 7/1/2047	58,938	54,959
4.00%, 8/1/2047	250,505	232,826
4.00%, 9/1/2047	1,356,349	1,260,627
4.00%, 12/1/2047	2,675,423	2,486,609
4.00%, 1/1/2048	1,029,823	957,145
4.00%, 2/1/2048	429,194	398,905
4.00%, 5/1/2048	53,199	49,415
4.00%, 6/1/2048	2,017,477	1,874,000
4.00%, 7/1/2048	395,428	367,307
4.00%, 8/1/2048	642,785	597,072
4.00%, 9/1/2048	906,503	842,035
4.00%, 10/1/2048	2,618,193	2,445,190
4.00%, 11/1/2048	2,138,099	1,987,641
4.00%, 1/1/2049	1,711,644	1,610,102
4.00%, 3/1/2049	208,096	193,034
4.00%, 5/1/2049	615,320	570,784
4.00%, 6/1/2049	4,880,729	4,552,664
4.00%, 7/1/2049	705,296	654,247
4.00%, 8/1/2049	1,217,845	1,131,235
4.00%, 2/1/2050	441,188	409,256
4.00%, 7/1/2050	862,710	801,357
4.00%, 3/1/2051	5,306,553	4,922,471
4.00%, 7/1/2052	3,157,773	2,914,447
4.00%, 8/1/2052	9,385,066	8,627,299
4.00%, 10/1/2052	16,160,866	14,787,802
4.00%, 5/1/2053	6,275,394	5,740,079
4.50%, 4/1/2031	59,951	59,017
4.50%, 10/1/2033	21,467	20,927
4.50%, 4/1/2039	144,205	140,144
4.50%, 7/1/2039	8,809	8,561
4.50%, 9/1/2039	32,323	31,413
4.50%, 12/1/2039	6,078	5,907
4.50%, 4/1/2040	158,870	154,304
4.50%, 10/1/2040	79,604	77,316
4.50%, 11/1/2040	64,006	62,167
4.50%, 2/1/2041	181,301	175,905
4.50%, 5/1/2041	93,292	90,611
4.50%, 1/1/2042	355,654	345,069
4.50%, 9/1/2043	76,487	73,977
4.50%, 12/1/2043	229,239	221,718
4.50%, 1/1/2044	30,333	29,339
4.50%, 2/1/2044	78,155	75,605
Security Description	Principal Amount	Value
4.50%, 6/1/2044	$184,396	$178,507
4.50%, 3/1/2046	367,944	357,371
4.50%, 9/1/2047	77,381	74,319
4.50%, 11/1/2047	644,023	618,535
4.50%, 1/1/2048	75,518	72,529
4.50%, 2/1/2048	2,007,065	1,927,562
4.50%, 4/1/2048	3,408,418	3,306,542
4.50%, 6/1/2048	2,124,421	2,040,344
4.50%, 8/1/2048	1,351,964	1,293,915
4.50%, 11/1/2048	1,121,113	1,072,937
4.50%, 12/1/2048	317,338	303,701
4.50%, 1/1/2049	696,959	666,950
4.50%, 5/1/2049	627,571	600,603
4.50%, 3/1/2050	1,707,476	1,632,631
4.50%, 9/1/2050	3,137,781	3,002,945
4.50%, 8/1/2052	15,189,112	14,331,142
4.50%, 2/1/2053	5,649,095	5,332,272
5.00%, 11/1/2033	658	652
5.00%, 5/1/2034	20,367	20,195
5.00%, 7/1/2034	3,017	2,992
5.00%, 2/1/2035	12,239	12,136
5.00%, 7/1/2035	159,156	157,812
5.00%, 7/1/2040	60,816	60,386
5.00%, 1/1/2042	254,830	253,028
5.00%, 3/1/2042	190,340	188,994
5.00%, 12/1/2043	46,771	46,488
5.00%, 7/1/2044	205,754	203,867
5.00%, 6/1/2048	260,945	255,652
5.00%, 9/1/2048	682,748	669,519
5.00%, 8/1/2049	479,874	470,577
5.00%, 10/1/2049	546,573	535,984
5.00%, 10/1/2052	1,579,968	1,535,768
5.00%, 4/1/2053	947,101	920,562
5.00%, 6/1/2053	8,238,941	7,958,150
5.00%, 10/1/2053	3,088,899	2,983,626
5.00%, 5/1/2054	3,401,548	3,285,602
5.50%, 10/1/2034	18,752	18,950
5.50%, 2/1/2035	37,982	38,384
5.50%, 7/1/2035	69,013	69,878
5.50%, 4/1/2036	33,822	34,246
5.50%, 6/1/2038	23,731	24,057
5.50%, 12/1/2038	88,060	89,173
5.50%, 12/1/2039	119,858	121,505
5.50%, 9/1/2040	10,014	10,152
5.50%, 7/1/2041	127,264	128,851
5.50%, 5/1/2044	1,631,689	1,652,145
5.50%, 12/1/2052	1,697,306	1,684,397
5.50%, 2/1/2053	5,508,180	5,445,160
5.50%, 5/1/2053	7,322,511	7,221,180
5.50%, 7/1/2053	1,873,615	1,862,699
5.50%, 9/1/2053	11,722,896	11,557,766
5.50%, 10/1/2053	9,078,111	8,949,673
5.50%, 11/1/2053	1,342,248	1,323,257
5.63%, 7/15/2037	582,000	636,802
6.00%, 7/1/2029	1,537	1,551

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.00%, 8/1/2029	$202	$204
6.00%, 2/1/2037	66,167	68,474
6.00%, 6/1/2037	36,216	37,486
6.00%, 10/1/2039	103,000	106,613
6.00%, 4/1/2040	127,641	132,116
6.00%, 1/1/2053	2,316,774	2,322,380
6.00%, 2/1/2053	4,666,082	4,677,373
6.00%, 5/1/2053	4,012,893	4,022,477
6.00%, 7/1/2053	3,408,136	3,441,071
6.00%, 8/1/2053	2,308,474	2,313,988
6.00%, 5/1/2054	8,513,020	8,533,102
6.25%, 5/15/2029	646,000	698,293
6.50%, 9/1/2031	6,777	6,968
6.50%, 7/1/2032	1,987	2,052
6.50%, 7/1/2036	7,271	7,623
6.50%, 10/1/2037	7,301	7,672
6.50%, 7/1/2053	2,218,941	2,257,395
6.50%, 12/1/2053	2,266,310	2,305,585
6.50%, 6/1/2054	8,767,954	8,921,079
6.63%, 11/15/2030	1,612,000	1,800,319
7.00%, 9/1/2029	5,847	6,047
7.00%, 9/1/2031	40	42
7.00%, 10/1/2031	59	62
7.00%, 10/1/2032	584	611
7.00%, 11/1/2053	2,528,826	2,599,066
7.00%, 2/1/2054	2,466,697	2,535,212
7.13%, 1/15/2030	937,000	1,058,268
7.25%, 5/15/2030 (b)	952,000	1,088,483
7.50%, 3/1/2031	100	105
7.50%, 7/1/2031	92	93
2.00%, 10/1/2051	19,985,117	15,680,404
Federal National Mortgage Association-ACES:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	67,582	65,731
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	338,600	320,150
Series 2017-M14, Class A2, 2.91%, 11/25/2027 (d)	440,422	413,354
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	460,751	438,681
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	668,404	629,555
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	724,045	691,720
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,900,917	1,716,370
Series 2019-M22, Class A2, 2.52%, 8/25/2029	533,867	482,865
Series 2019-M5, Class A2, 3.27%, 2/25/2029	484,844	456,230
Series 2019-M9, Class A2, 2.94%, 6/25/2029	617,280	572,644
Series 2020-M14, Class A2, 1.78%, 5/25/2030	485,322	414,127
Security Description	Principal Amount	Value
Series 2020-M20, Class A2, 1.44%, 10/25/2029	$1,500,000	$1,264,752
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	163,729
Series 2020-M8, Class A2, 1.82%, 2/25/2030	931,421	801,845
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	1,455,000	1,178,074
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (d)	350,000	285,569
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	800,000	649,701
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	2,700,000	2,691,693
Series 2017-M15, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	593,175	564,128
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	86,219	81,494
Series 2020-M53, Class A2, VRN, 1.75%, 11/25/2032 (d)	750,000	596,511
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (d)	61,250	49,928
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (d)	3,500,000	2,867,217
Government National Mortgage Association:
2.00%, 12/20/2050	4,759,788	3,857,972
2.00%, 1/20/2051	14,969,502	12,143,795
2.00%, 2/20/2051	170,660	138,251
2.00%, 4/20/2051	9,503,090	7,706,714
2.00%, 5/20/2051	10,018,473	8,123,127
2.00%, 6/20/2051	18,013,792	14,603,068
2.00%, 9/20/2051	9,926,543	8,042,456
2.00%, 12/20/2051	10,992,345	8,900,872
2.00%, 1/20/2052	10,258,617	8,305,164
2.00%, 4/20/2052	7,061,456	5,713,481
2.00%, 5/20/2052	2,459,888	1,990,316
2.50%, 2/20/2043	920,365	786,926
2.50%, 12/20/2049	561,924	475,559
2.50%, 7/20/2050	2,252,371	1,902,948
2.50%, 8/20/2050	4,343,284	3,668,145
2.50%, 10/20/2050	6,821,142	5,756,624
2.50%, 1/20/2051	2,183,681	1,840,870
2.50%, 3/20/2051	142,592	120,073
2.50%, 4/20/2051	10,052,711	8,463,565
2.50%, 6/20/2051	180,601	151,995
2.50%, 7/20/2051	11,260,948	9,475,587
2.50%, 8/20/2051	14,459,422	12,164,728
2.50%, 9/20/2051	13,627,733	11,462,924
2.50%, 10/20/2051	12,081,579	10,160,517
2.50%, 11/20/2051	12,381,221	10,410,602
2.50%, 12/20/2051	183,643	154,414

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.50%, 3/20/2052	$1,791,199	$1,506,233
2.50%, 4/20/2052	4,889,831	4,111,293
2.50%, 5/20/2052	4,284,988	3,602,751
3.00%, 10/20/2042	1,893,125	1,692,238
3.00%, 12/15/2042	321,975	286,061
3.00%, 12/20/2042	498,113	445,250
3.00%, 2/20/2043	532,793	476,245
3.00%, 3/15/2043	60,301	53,464
3.00%, 4/15/2043	119,409	105,870
3.00%, 4/20/2043	404,471	359,830
3.00%, 6/20/2043	274,503	244,207
3.00%, 11/20/2044	267,854	237,678
3.00%, 12/20/2044	101,996	90,505
3.00%, 3/20/2045	105,304	93,393
3.00%, 4/20/2045	169,362	150,205
3.00%, 6/15/2045	44,221	39,116
3.00%, 8/15/2045	56,766	50,212
3.00%, 8/20/2045	288,389	255,768
3.00%, 1/20/2046	142,386	126,280
3.00%, 2/20/2046	2,198,985	1,956,287
3.00%, 4/20/2046	251,260	221,994
3.00%, 5/20/2046	568,480	502,265
3.00%, 6/20/2046	1,618,772	1,430,222
3.00%, 9/20/2046	511,808	452,194
3.00%, 10/20/2046	1,835,231	1,623,871
3.00%, 11/20/2046	292,976	258,851
3.00%, 1/20/2047	518,417	458,033
3.00%, 6/20/2047	171,833	151,619
3.00%, 7/20/2047	1,457,458	1,286,007
3.00%, 10/20/2047	1,000,197	882,536
3.00%, 11/20/2047	646,169	570,156
3.00%, 12/20/2047	599,347	528,842
3.00%, 1/20/2048	536,990	473,820
3.00%, 2/20/2048	614,182	541,932
3.00%, 3/20/2048	2,323,909	2,050,531
3.00%, 11/20/2049	3,802,400	3,335,855
3.00%, 12/20/2049	1,087,124	955,441
3.00%, 2/20/2050	891,970	782,032
3.00%, 6/20/2050	7,015,765	6,150,983
3.00%, 7/20/2050	7,368,747	6,452,237
3.00%, 12/20/2050	4,544,348	3,975,767
3.00%, 8/20/2051	7,777,972	6,782,328
3.00%, 9/20/2051	2,945,934	2,568,376
3.00%, 12/20/2051	9,692,796	8,446,055
3.00%, 3/20/2052	2,259,096	1,967,391
3.00%, 4/20/2052	5,394,837	4,698,232
3.50%, 12/20/2041	439,549	404,776
3.50%, 2/15/2042	236,884	217,183
3.50%, 3/15/2042	26,350	24,159
3.50%, 6/20/2042	238,075	218,791
3.50%, 10/20/2042	56,040	51,500
3.50%, 1/20/2043	1,033,019	949,345
3.50%, 4/15/2043	62,699	57,457
3.50%, 4/20/2043	248,500	228,372
3.50%, 7/20/2043	684,552	627,190
Security Description	Principal Amount	Value
3.50%, 10/20/2043	$115,893	$106,181
3.50%, 12/20/2043	46,199	42,328
3.50%, 1/15/2044	44,355	40,647
3.50%, 1/20/2044	93,316	85,496
3.50%, 3/20/2044	90,737	83,134
3.50%, 6/20/2044	3,557,712	3,255,984
3.50%, 9/20/2044	1,300,934	1,190,603
3.50%, 10/20/2044	157,232	143,897
3.50%, 12/20/2044	115,241	105,468
3.50%, 2/20/2045	86,546	79,206
3.50%, 3/20/2045	100,272	91,440
3.50%, 4/20/2045	648,833	591,667
3.50%, 6/20/2045	596,661	544,105
3.50%, 10/20/2045	2,500,416	2,280,171
3.50%, 11/20/2045	60,483	55,155
3.50%, 1/20/2046	761,022	693,989
3.50%, 3/20/2046	477,108	435,083
3.50%, 4/20/2046	2,729,095	2,481,142
3.50%, 5/20/2046	416,812	378,942
3.50%, 10/20/2046	262,192	238,370
3.50%, 11/20/2046	1,615,516	1,468,738
3.50%, 2/20/2047	1,203,725	1,094,360
3.50%, 3/20/2047	244,042	221,400
3.50%, 5/20/2047	241,928	219,989
3.50%, 6/20/2047	144,087	130,977
3.50%, 8/20/2047	214,040	194,181
3.50%, 9/20/2047	215,850	195,824
3.50%, 10/20/2047	181,950	165,069
3.50%, 11/20/2047	733,373	665,330
3.50%, 12/20/2047	2,791,828	2,532,802
3.50%, 1/20/2048	3,370,752	3,058,013
3.50%, 2/20/2048	879,297	797,716
3.50%, 3/20/2048	1,502,343	1,362,955
3.50%, 4/20/2048	887,714	805,351
3.50%, 6/20/2048	529,416	480,297
3.50%, 2/20/2049	214,756	194,766
3.50%, 5/20/2049	146,420	132,479
3.50%, 7/20/2049	48,303	43,704
3.50%, 9/20/2049	711,729	643,965
3.50%, 12/20/2049	303,029	274,178
3.50%, 3/20/2050	2,054,334	1,858,741
3.50%, 10/20/2050	1,297,475	1,173,942
3.50%, 2/20/2051	1,672,370	1,513,144
3.50%, 3/20/2051	329,567	298,189
3.50%, 6/20/2052	4,373,922	3,928,349
3.50%, 7/20/2052	2,962,258	2,660,035
3.50%, 10/20/2052	4,271,090	3,834,958
3.50%, 12/20/2052	5,876,345	5,276,813
4.00%, 4/15/2040	214,054	202,894
4.00%, 6/15/2040	13,086	12,404
4.00%, 7/15/2040	1,672	1,585
4.00%, 10/15/2040	12,336	11,693
4.00%, 11/15/2040	83,959	79,582
4.00%, 11/15/2041	45,924	43,516
4.00%, 3/20/2044	32,598	30,732

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 4/20/2044	$169,373	$159,678
4.00%, 6/20/2044	159,523	150,392
4.00%, 8/20/2044	169,610	159,901
4.00%, 9/20/2044	137,884	129,991
4.00%, 10/20/2044	198,432	187,073
4.00%, 12/20/2044	176,032	165,955
4.00%, 2/20/2045	126,925	119,660
4.00%, 5/15/2045	90,952	85,299
4.00%, 7/20/2045	800,172	753,848
4.00%, 8/20/2045	100,287	94,481
4.00%, 9/20/2045	1,842,500	1,735,833
4.00%, 10/20/2045	145,345	136,931
4.00%, 11/20/2045	561,773	529,250
4.00%, 4/20/2046	89,086	83,929
4.00%, 5/20/2046	33,208	31,285
4.00%, 10/20/2046	63,360	59,440
4.00%, 2/20/2047	22,692	21,288
4.00%, 3/20/2047	249,838	234,379
4.00%, 4/20/2047	96,172	90,164
4.00%, 6/20/2047	699,168	655,492
4.00%, 7/20/2047	185,816	174,208
4.00%, 8/20/2047	315,548	295,837
4.00%, 9/20/2047	126,916	118,987
4.00%, 2/20/2048	927,557	869,614
4.00%, 3/20/2048	709,662	665,330
4.00%, 4/20/2048	2,501,434	2,339,912
4.00%, 6/20/2048	323,623	302,726
4.00%, 7/20/2048	205,774	192,487
4.00%, 8/20/2048	1,311,220	1,226,553
4.00%, 9/20/2048	349,399	326,838
4.00%, 5/20/2049	498,006	465,378
4.00%, 7/20/2049	2,110,560	1,972,282
4.00%, 5/20/2050	991,966	926,975
4.00%, 9/20/2052	4,073,261	3,763,825
4.00%, 10/20/2052	10,786,227	9,966,821
4.00%, 11/20/2052	3,263,795	3,015,852
4.50%, 3/15/2038	337	330
4.50%, 4/15/2039	1,202	1,176
4.50%, 6/15/2039	48,867	47,803
4.50%, 7/15/2039	37,220	36,409
4.50%, 2/15/2040	24,535	24,001
4.50%, 4/15/2040	170,804	167,089
4.50%, 6/15/2040	97,312	95,196
4.50%, 8/15/2040	1,490	1,458
4.50%, 2/15/2041	16,314	15,952
4.50%, 3/15/2041	57,916	56,656
4.50%, 6/15/2041	45,115	44,113
4.50%, 9/20/2041	53,607	52,454
4.50%, 12/15/2041	25,321	24,759
4.50%, 1/15/2042	38,448	37,611
4.50%, 10/20/2043	31,369	30,505
4.50%, 4/20/2044	82,605	80,330
4.50%, 6/20/2044	71,941	69,960
4.50%, 11/20/2044	173,265	168,328
4.50%, 12/20/2044	55,905	54,312
Security Description	Principal Amount	Value
4.50%, 7/20/2045	$1,019,079	$990,041
4.50%, 8/20/2045	85,173	82,746
4.50%, 9/20/2045	42,227	41,024
4.50%, 10/20/2045	158,121	153,616
4.50%, 4/20/2046	85,686	83,245
4.50%, 9/20/2047	62,477	60,129
4.50%, 11/20/2047	285,289	274,567
4.50%, 12/20/2047	242,202	233,100
4.50%, 1/20/2048	210,890	202,965
4.50%, 6/20/2048	502,894	483,959
4.50%, 7/20/2048	284,824	274,100
4.50%, 8/20/2048	843,517	811,757
4.50%, 10/20/2048	416,077	400,411
4.50%, 1/20/2049	775,138	745,953
4.50%, 7/20/2049	760,692	732,051
4.50%, 10/20/2052	4,255,610	4,050,659
4.50%, 12/20/2052	7,392,049	7,036,046
4.50%, 1/20/2053	5,928,863	5,643,328
4.50%, 3/20/2053	3,318,791	3,158,958
4.50%, 6/20/2053	3,147,613	2,990,265
5.00%, 12/15/2038	59,822	59,794
5.00%, 4/15/2039	120,121	120,162
5.00%, 5/15/2039	20,954	20,961
5.00%, 11/20/2041	325,558	325,652
5.00%, 5/20/2044	59,169	59,186
5.00%, 11/20/2044	55,935	55,916
5.00%, 1/20/2048	289,509	286,943
5.00%, 5/20/2048	312,276	308,547
5.00%, 7/20/2048	40,313	39,832
5.00%, 9/20/2048	221,398	218,632
5.00%, 11/20/2048	213,162	210,499
5.00%, 1/20/2049	513,492	507,077
5.00%, 7/20/2049	98,624	97,446
5.00%, 5/20/2053	10,586,930	10,303,741
5.00%, 7/20/2053	13,865,770	13,494,876
5.00%, 5/20/2054	3,003,519	2,922,899
5.50%, 6/15/2033	10,003	10,082
5.50%, 4/15/2037	687	699
5.50%, 6/15/2038	127,160	129,605
5.50%, 7/15/2038	66,469	67,941
5.50%, 8/15/2038	12,616	12,895
5.50%, 2/15/2039	18,107	18,508
5.50%, 5/20/2044	85,190	86,345
5.50%, 5/20/2053	5,610,074	5,565,018
5.50%, 7/20/2053	5,053,356	5,012,771
5.50%, 8/20/2053	5,673,328	5,627,763
6.00%, 10/15/2032	13,047	13,247
6.00%, 11/15/2032	4,373	4,430
6.00%, 9/15/2034	11,094	11,257
6.00%, 10/15/2036	143	148
6.00%, 8/15/2037	11,948	12,425
6.00%, 1/15/2038	8,370	8,638
6.00%, 4/15/2038	26,527	27,680
6.00%, 6/15/2041	43,627	45,338
6.00%, 12/20/2052	2,060,246	2,068,617

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.00%, 1/20/2053	$1,220,550	$1,225,509
6.00%, 9/20/2053	3,814,260	3,829,808
6.00%, 2/20/2054	6,955,034	6,983,384
6.50%, 7/15/2031	16,539	17,030
6.50%, 8/15/2031	2,140	2,169
6.50%, 6/20/2054	10,050,000	10,199,516
7.00%, 2/15/2028	609	617
7.00%, 6/15/2028	1,624	1,627
7.50%, 1/15/2027	731	731
7.50%, 3/15/2027	53	53
7.50%, 4/15/2027	2,726	2,738
7.50%, 7/15/2027	5,165	5,189
7.50%, 9/15/2027	904	905
7.50%, 12/15/2027	1,321	1,326
7.50%, 10/15/2029	469	477
9.00%, 2/15/2025	30	30
Government National Mortgage Association, TBA:
TBA, 3.00%, 7/20/2054	2,125,000	1,851,115
TBA, 3.50%, 7/20/2054	1,175,000	1,055,334
TBA, 4.00%, 7/20/2054	3,000,000	2,771,682
TBA, 4.50%, 7/20/2054	3,025,000	2,875,105
TBA, 5.00%, 7/20/2054	4,350,000	4,235,469
TBA, 5.50%, 7/20/2054	16,725,000	16,594,261
TBA, 6.00%, 7/20/2054	12,200,000	12,250,020
TBA, 6.50%, 7/20/2054	8,650,000	8,769,716
Tennessee Valley Authority:
3.88%, 3/15/2028	280,000	274,027
4.25%, 9/15/2052	200,000	174,797
4.25%, 9/15/2065	100,000	85,236
5.25%, 9/15/2039	1,986,000	2,051,358
5.88%, 4/1/2036	128,000	140,749
7.13%, 5/1/2030	299,000	338,884
Series A, 2.88%, 2/1/2027	400,000	382,956
Series B, 4.70%, 7/15/2033 (b)	1,336,000	1,345,208
Uniform Mortgage-Backed Security, TBA:
TBA, 4.00%, 7/1/2039	1,250,000	1,202,044
TBA, 4.00%, 7/1/2054	3,000,000	2,744,742
TBA, 4.50%, 7/1/2039	1,000,000	978,036
TBA, 4.50%, 7/1/2054	4,075,000	3,841,507
TBA, 5.00%, 7/1/2039	2,150,000	2,131,269
TBA, 5.00%, 7/1/2054	4,975,000	4,807,124
TBA, 5.50%, 7/1/2039	2,050,000	2,053,997
TBA, 5.50%, 7/1/2054	12,275,000	12,101,922
TBA, 6.00%, 7/1/2054	12,625,000	12,658,204
TBA, 6.50%, 7/1/2054	7,650,000	7,784,793
TBA, 7.00%, 7/1/2054	2,225,000	2,287,901
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,368,386,618)		2,109,918,867
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 42.0%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$9,900,000	$6,086,953
1.13%, 8/15/2040	13,150,000	8,007,117
1.25%, 5/15/2050	3,600,000	1,784,250
1.38%, 11/15/2040	16,092,200	10,150,658
1.38%, 8/15/2050	13,301,200	6,806,473
1.63%, 11/15/2050	15,575,600	8,525,207
1.75%, 8/15/2041	24,398,700	16,114,579
1.88%, 2/15/2041	23,924,300	16,369,455
1.88%, 2/15/2051	17,956,000	10,484,621
1.88%, 11/15/2051	18,992,000	11,024,263
2.00%, 11/15/2041	18,050,000	12,398,094
2.00%, 2/15/2050	10,921,900	6,633,348
2.00%, 8/15/2051	17,427,100	10,469,875
2.25%, 5/15/2041	36,395,400	26,329,797
2.25%, 2/15/2052	19,240,900	12,257,055
2.38%, 2/15/2042	9,500,000	6,914,219
2.38%, 5/15/2051	19,722,600	12,989,181
2.50%, 2/15/2045	3,699,000	2,637,849
2.50%, 2/15/2046	3,681,800	2,593,943
2.75%, 11/15/2042	15,508,800	11,883,618
2.75%, 11/15/2047	6,863,400	4,989,906
2.88%, 8/15/2045	3,740,000	2,839,478
2.88%, 11/15/2046	5,109,700	3,835,469
2.88%, 5/15/2049	12,792,200	9,448,239
2.88%, 5/15/2052	16,315,500	11,958,752
3.00%, 11/15/2045	2,920,200	2,260,874
3.00%, 2/15/2047	1,100,000	843,047
3.00%, 5/15/2047	10,795,000	8,258,175
3.00%, 2/15/2048	5,774,900	4,393,436
3.00%, 8/15/2048	16,375,000	12,424,531
3.00%, 2/15/2049	11,486,100	8,702,515
3.00%, 8/15/2052	19,068,000	14,345,691
3.13%, 11/15/2041	2,518,000	2,073,809
3.13%, 2/15/2043	1,279,400	1,035,714
3.13%, 8/15/2044	2,078,000	1,660,127
3.13%, 5/15/2048	18,150,000	14,111,625
3.25%, 5/15/2042	23,500,000	19,538,047
3.38%, 8/15/2042	25,745,000	21,746,480
3.38%, 5/15/2044	2,759,200	2,298,759
3.38%, 11/15/2048	2,970,200	2,412,359
3.63%, 2/15/2053	31,405,000	26,718,785
3.63%, 5/15/2053	27,835,000	23,690,195
3.75%, 11/15/2043	3,790,600	3,349,943
3.88%, 2/15/2043	38,796,000	35,074,009
3.88%, 5/15/2043	22,176,000	20,010,375
4.00%, 11/15/2042	19,701,900	18,159,611
4.00%, 11/15/2052	24,564,100	22,380,198
4.13%, 8/15/2053	29,458,000	27,437,365
4.25%, 11/15/2040	975,000	944,227
4.25%, 2/15/2054	17,639,000	16,801,148
4.38%, 8/15/2043	25,974,000	25,077,085
4.50%, 2/15/2044	33,800,000	33,166,250

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.63%, 2/15/2040	$34,170,000	$34,703,906
4.63%, 5/15/2054	12,000,000	12,168,750
4.75%, 2/15/2037	546,000	566,304
4.75%, 11/15/2043	20,400,000	20,677,312
4.75%, 11/15/2053	25,500,000	26,368,594
5.25%, 11/15/2028	262,000	270,740
5.25%, 2/15/2029	250,000	259,316
5.50%, 8/15/2028	452,000	471,528
6.50%, 11/15/2026 (b)	1,054,000	1,106,371
U.S. Treasury Notes:
0.25%, 7/31/2025	10,485,000	9,957,064
0.25%, 8/31/2025	8,723,000	8,252,435
0.38%, 11/30/2025	6,850,000	6,425,621
0.38%, 12/31/2025	17,731,000	16,580,563
0.38%, 1/31/2026	16,150,000	15,050,412
0.38%, 9/30/2027	18,950,000	16,616,781
0.50%, 4/30/2027	5,322,000	4,755,706
0.50%, 6/30/2027	15,750,000	13,996,582
0.50%, 8/31/2027	925,000	816,746
0.50%, 10/31/2027	9,100,000	7,987,383
0.63%, 7/31/2026	15,600,000	14,350,781
0.63%, 12/31/2027	3,900,000	3,417,984
0.63%, 8/15/2030	22,407,000	17,957,110
0.75%, 3/31/2026	24,301,000	22,664,480
0.75%, 4/30/2026	22,500,000	20,925,879
0.75%, 5/31/2026	13,000,000	12,056,484
0.75%, 8/31/2026	26,450,000	24,327,801
0.75%, 1/31/2028	20,225,000	17,756,918
0.88%, 6/30/2026	17,720,000	16,438,069
0.88%, 9/30/2026	750,000	690,293
1.13%, 10/31/2026	10,500,000	9,690,352
1.13%, 2/28/2027	9,225,000	8,435,109
1.13%, 2/29/2028	12,350,000	10,971,238
1.13%, 8/31/2028	35,198,000	30,836,748
1.13%, 2/15/2031	29,436,000	24,068,529
1.25%, 12/31/2026	17,250,000	15,902,344
1.25%, 3/31/2028	20,200,000	17,987,469
1.25%, 4/30/2028	14,000,000	12,438,125
1.25%, 5/31/2028	7,750,000	6,870,254
1.25%, 6/30/2028	14,733,000	13,035,252
1.25%, 9/30/2028	5,000,000	4,393,750
1.25%, 8/15/2031	16,900,000	13,715,406
1.38%, 8/31/2026	3,000,000	2,796,797
1.38%, 12/31/2028	2,350,000	2,064,145
1.50%, 8/15/2026	3,222,000	3,015,087
1.50%, 1/31/2027	13,400,000	12,401,281
1.63%, 5/15/2026	1,300,000	1,227,332
1.63%, 10/31/2026	11,125,000	10,388,838
1.63%, 11/30/2026	11,700,000	10,902,024
1.63%, 8/15/2029	12,327,000	10,804,423
1.63%, 5/15/2031	26,006,000	21,828,786
1.75%, 12/31/2026	8,150,000	7,606,879
1.75%, 1/31/2029	21,050,000	18,773,969
1.88%, 6/30/2026	10,500,000	9,937,266
1.88%, 2/28/2027	22,052,000	20,572,104
Security Description	Principal Amount	Value
1.88%, 2/28/2029	$23,070,000	$20,656,662
1.88%, 2/15/2032	28,600,000	24,006,125
2.00%, 11/15/2026	4,188,100	3,941,068
2.13%, 5/31/2026	11,415,000	10,870,558
2.25%, 3/31/2026	550,000	526,668
2.25%, 2/15/2027	150,000	141,410
2.25%, 8/15/2027	8,174,800	7,638,967
2.25%, 11/15/2027	19,050,000	17,723,941
2.38%, 4/30/2026	13,300,000	12,743,582
2.38%, 5/15/2027	14,780,000	13,920,913
2.38%, 3/31/2029	12,720,000	11,636,813
2.38%, 5/15/2029	8,750,000	7,990,527
2.50%, 2/28/2026	14,438,000	13,898,831
2.50%, 3/31/2027	15,900,000	15,071,461
2.63%, 12/31/2025	10,640,000	10,292,122
2.63%, 5/31/2027	13,709,000	13,001,059
2.63%, 7/31/2029	12,881,300	11,869,917
2.75%, 4/30/2027	16,100,000	15,339,024
2.75%, 7/31/2027	17,600,000	16,711,750
2.75%, 2/15/2028	2,726,000	2,569,894
2.75%, 5/31/2029	18,875,000	17,536,055
2.75%, 8/15/2032	28,405,000	25,276,012
2.88%, 11/30/2025	6,230,200	6,055,949
2.88%, 5/15/2028	500,000	472,344
2.88%, 8/15/2028	1,497,600	1,410,903
2.88%, 4/30/2029	13,250,000	12,391,856
2.88%, 5/15/2032	27,165,000	24,473,967
3.00%, 7/15/2025	18,400,000	18,012,594
3.00%, 9/30/2025	4,966,000	4,844,954
3.13%, 8/15/2025	17,600,000	17,229,437
3.13%, 8/31/2027	21,025,000	20,172,502
3.13%, 11/15/2028	6,500,000	6,171,953
3.13%, 8/31/2029	10,000,000	9,432,031
3.25%, 6/30/2027	17,500,000	16,886,133
3.25%, 6/30/2029	10,250,000	9,739,102
3.38%, 5/15/2033	28,062,000	26,009,966
3.50%, 9/15/2025	14,950,000	14,679,615
3.50%, 1/31/2028	25,320,000	24,522,816
3.50%, 4/30/2028	21,900,000	21,183,117
3.50%, 1/31/2030	20,600,000	19,730,937
3.50%, 4/30/2030	14,525,000	13,889,531
3.50%, 2/15/2033	30,780,000	28,846,631
3.63%, 5/15/2026	12,094,000	11,847,396
3.63%, 3/31/2028	37,043,000	36,001,166
3.63%, 5/31/2028	16,250,000	15,786,621
3.63%, 3/31/2030	10,395,000	10,010,060
3.75%, 4/15/2026	17,261,000	16,950,841
3.75%, 12/31/2028	2,500,000	2,436,523
3.75%, 5/31/2030	18,900,000	18,304,945
3.75%, 6/30/2030	15,725,000	15,223,766
3.75%, 12/31/2030	33,650,000	32,509,055
3.88%, 1/15/2026	22,476,000	22,137,982
3.88%, 11/30/2027	19,788,000	19,410,791
3.88%, 12/31/2027	22,300,000	21,874,906
3.88%, 9/30/2029	15,750,000	15,390,703

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.88%, 11/30/2029	$17,015,000	$16,620,199
3.88%, 12/31/2029	19,600,000	19,137,562
3.88%, 8/15/2033	24,057,000	23,147,345
4.00%, 12/15/2025	15,475,000	15,274,913
4.00%, 2/15/2026	10,705,000	10,560,315
4.00%, 1/15/2027	20,430,000	20,134,723
4.00%, 2/29/2028	32,725,000	32,223,898
4.00%, 6/30/2028	16,645,000	16,392,724
4.00%, 1/31/2029	4,869,000	4,794,824
4.00%, 10/31/2029	17,500,000	17,201,953
4.00%, 2/28/2030	20,250,000	19,887,715
4.00%, 7/31/2030	20,350,500	19,965,748
4.00%, 1/31/2031	39,400,000	38,612,000
4.00%, 2/15/2034	27,475,000	26,676,508
4.13%, 6/15/2026	14,537,000	14,371,187
4.13%, 2/15/2027	14,000,000	13,840,313
4.13%, 9/30/2027	17,650,000	17,451,438
4.13%, 10/31/2027 (b)	16,672,800	16,486,534
4.13%, 7/31/2028	19,550,000	19,343,809
4.13%, 3/31/2029	9,350,000	9,255,770
4.13%, 8/31/2030	17,412,000	17,192,990
4.13%, 3/31/2031	18,850,000	18,602,594
4.13%, 11/15/2032	20,574,000	20,230,028
4.25%, 10/15/2025	13,800,000	13,669,008
4.25%, 12/31/2025	31,200,000	30,901,406
4.25%, 1/31/2026	25,263,000	25,021,225
4.25%, 3/15/2027	8,300,000	8,233,859
4.25%, 2/28/2029	18,550,000	18,468,844
4.25%, 6/30/2029 (e)	45,000,000	44,811,914
4.25%, 2/28/2031	20,000,000	19,884,375
4.38%, 8/15/2026	16,650,000	16,540,734
4.38%, 12/15/2026	15,265,000	15,179,134
4.38%, 8/31/2028	21,450,000	21,424,863
4.38%, 11/30/2028	43,550,000	43,550,000
4.38%, 5/15/2034	5,500,000	5,501,719
4.50%, 11/15/2025	14,966,000	14,874,216
4.50%, 3/31/2026	27,000,000	26,858,672
4.50%, 7/15/2026	17,900,000	17,823,086
4.50%, 4/15/2027	65,300,000	65,208,172
4.50%, 5/15/2027	5,000,000	4,993,750
4.50%, 11/15/2033	24,380,800	24,609,370
4.63%, 2/28/2026	34,232,000	34,110,316
4.63%, 3/15/2026	20,366,000	20,295,992
4.63%, 9/15/2026	16,856,000	16,836,247
4.63%, 10/15/2026	17,500,000	17,486,328
4.63%, 11/15/2026	16,450,000	16,443,574
4.63%, 9/30/2028	23,550,000	23,748,703
4.63%, 9/30/2030	19,800,000	20,083,078
4.63%, 4/30/2031	11,000,000	11,178,750
4.63%, 5/31/2031	53,701,800	54,574,454
4.75%, 7/31/2025	23,250,000	23,167,353
4.88%, 11/30/2025	16,000,000	15,981,250
4.88%, 4/30/2026	5,150,000	5,158,047
4.88%, 5/31/2026	10,700,000	10,721,734
4.88%, 10/31/2028	23,250,000	23,687,754
Security Description	Principal Amount	Value
4.88%, 10/31/2030	$21,950,000	$22,572,488
5.00%, 8/31/2025	21,622,800	21,604,218
5.00%, 9/30/2025	30,406,000	30,394,123
5.00%, 10/31/2025	25,575,000	25,575,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,554,394,445)		3,296,711,497
MUNICIPAL BONDS & NOTES — 0.6%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	188,529
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	735,000	500,470
Series F-2, 6.26%, 4/1/2049	235,000	253,856
Series S1, 7.04%, 4/1/2050	280,000	330,978
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	116,185
Series B, 2.94%, 11/1/2052	625,000	426,849
Series B, 2.98%, 11/1/2051	285,000	193,602
Series B, 3.90%, 11/1/2047	100,000	82,441
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, AGM, 4.24%, 5/15/2048 (h)	250,000	215,407
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	208,815
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	228,233
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	200,793
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	208,719
Series A, 3.12%, 6/1/2038	650,000	524,604
Series A-1, 4.21%, 6/1/2050	200,000	149,316
Los Angeles Department of Water & Power Revenue, CA:
6.57%, 7/1/2045	150,000	166,525
6.60%, 7/1/2050	280,000	314,650
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	117,546
Series N, 3.26%, 5/15/2060	150,000	100,098
Series N, 3.71%, 5/15/2120	150,000	99,495
Series H, 6.55%, 5/15/2048	310,000	340,266

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	$330,000	$342,680
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	297,875
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, AGM, 3.49%, 1/15/2050 (h)	200,000	151,476
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	279,829
2.50%, 10/1/2029	200,000	179,334
Series B, 2.65%, 4/1/2026	370,000	354,926
Series A, 3.05%, 4/1/2029	265,000	246,170
3.50%, 4/1/2028	400,000	382,721
4.50%, 4/1/2033	315,000	305,364
4.60%, 4/1/2038	540,000	508,856
5.13%, 3/1/2038	100,000	99,356
5.75%, 10/1/2031	500,000	526,707
5.88%, 10/1/2041	1,000,000	1,037,730
7.35%, 11/1/2039	120,000	137,892
7.50%, 4/1/2034	320,000	369,342
7.55%, 4/1/2039	302,000	358,992
7.63%, 3/1/2040	160,000	189,716
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	331,462
Series BG, 1.61%, 5/15/2030	390,000	327,579
Series AX, 3.06%, 7/1/2025	330,000	323,092
Series BD, 3.35%, 7/1/2029	680,000	641,362
Series AQ, 4.77%, 5/15/2115	75,000	64,474
Series AD, 4.86%, 5/15/2112	650,000	569,458
		12,805,241
COLORADO — 0.0% (a)
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	52,270
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	98,976
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Income Tax Revenue, DC Series E, 5.59%, 12/1/2034	250,000	252,855
FLORIDA — 0.1%
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	283,463
Security Description	Principal Amount	Value
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	$625,000	$550,827
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	100,000	106,351
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	390,000	374,310
Series A, 1.71%, 7/1/2027	685,000	621,563
Series A, 2.15%, 7/1/2030	150,000	127,096
Series A, 5.53%, 7/1/2034	500,000	503,048
		2,566,658
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	198,256
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	164,000	178,475
6.66%, 4/1/2057	210,000	228,994
Series B, 7.06%, 4/1/2057	409,000	456,244
		1,061,969
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	59,761
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	449,701
Series B, 6.40%, 1/1/2040	400,000	430,287
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	344,458	380,557
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	167,975
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	343,694
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	306,680
Series B, 3.59%, 1/1/2043	275,000	228,550
Series B, 3.82%, 1/1/2048	100,000	80,641
Series A, 4.64%, 1/1/2040	95,000	89,792
Series A, 4.79%, 1/1/2048	100,000	93,395
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,035,294	1,015,841
Series 3, 6.73%, 4/1/2035	169,231	177,822

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
7.35%, 7/1/2035	$780,000	$836,998
		4,601,933
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	90,783
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, BAM, 2.77%, 5/1/2051 (h)	100,000	68,937
Series H, 4.93%, 4/15/2045	90,000	86,206
		155,143
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	245,124	239,148
Series A, 4.48%, 8/1/2039	165,000	155,660
Series A1, 5.05%, 12/1/2034	250,000	246,790
Series A1, 5.08%, 6/1/2031	171,839	170,588
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	250,655
		1,062,841
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	274,302
Series D, 3.20%, 7/1/2050	276,000	192,808
		467,110
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Revenue, MA Series B, 4.11%, 7/15/2031	211,017	207,222
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	126,769
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	52,117
4.91%, 5/1/2029	135,000	134,703
Series E, 5.46%, 12/1/2039	410,000	414,877
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	257,974
Series C, 2.95%, 5/15/2043	400,000	300,967
Series B, 3.40%, 10/15/2040	145,000	117,943
		1,612,572
Security Description	Principal Amount	Value
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	$140,000	$113,700
Michigan State Building Authority Revenue, MI Series II, 2.71%, 10/15/2040	300,000	227,439
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	193,465
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,638
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	440,807
Series B, 2.56%, 4/1/2050	500,000	323,025
Series C, 3.60%, 4/1/2047	395,000	333,336
		1,658,410
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	235,108
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	99,339
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	219,290
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	105,252
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	129,380
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	200,000	160,100
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, 7.43%, 2/15/2029 (h)	553,000	589,097
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series C, 5.75%, 12/15/2028	250,000	251,211
Series B, 6.56%, 12/15/2040	235,000	256,060

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	$335,000	$382,731
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	144,249
Series P, 3.92%, 5/1/2119	250,000	178,349
Series H, 5.67%, 5/1/2040	205,000	206,081
		2,007,778
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series A2, 5.21%, 10/1/2031	165,000	164,820
Series B-2, 5.26%, 10/1/2052	220,000	223,977
Series C1, 5.52%, 10/1/2037	325,000	324,703
Series B-1, 5.83%, 10/1/2053	285,000	311,004
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	27,059
6.67%, 11/15/2039	295,000	319,927
Series E, 6.81%, 11/15/2040	100,000	109,619
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	155,208
Series GG, 5.72%, 6/15/2042	215,000	216,580
Series AA-2, 5.75%, 6/15/2041	195,000	198,014
Series EE, 6.01%, 6/15/2042	300,000	311,978
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
5.51%, 8/1/2037	100,000	99,596
Series B, 5.77%, 8/1/2036	505,000	512,449
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	136,067
Series F, 5.63%, 3/15/2039	200,000	202,747
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	725,000	679,225
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	173,760
3.18%, 7/15/2060	395,000	264,442
Series 215, 3.29%, 8/1/2069	700,000	457,741
Series 210, 4.03%, 9/1/2048	410,000	344,788
Series 201, 4.23%, 10/15/2057	125,000	105,735
4.46%, 10/1/2062	100,000	86,831
Series 192, 4.81%, 10/15/2065	150,000	138,990
4.93%, 10/1/2051	220,000	210,215
5.65%, 11/1/2040	575,000	596,534
		6,372,009
Security Description	Principal Amount	Value
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	$125,000	$87,883
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	53,622
Series B, 8.08%, 2/15/2050	215,000	280,314
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	64,845
Series B, 3.99%, 1/1/2029	280,000	273,335
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	335,592
		1,007,708
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	94,785
Series A-2, 4.85%, 2/1/2045	100,000	96,757
Series A-3, 5.09%, 2/1/2052	155,000	152,322
		343,864
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, 5.68%, 6/30/2028 (h)	115,000	116,299
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	226,513
		342,812
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	188,052
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	186,292
Series D, 2.84%, 9/1/2050	250,000	170,475
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	319,911
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	109,654
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	131,340
		1,105,724

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	$120,000	$117,123
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	30,783
Series A, 3.35%, 8/15/2047	275,000	206,131
Series C, 4.79%, 8/15/2046	200,000	191,362
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	596,502
Series A, 6.29%, 3/1/2032	75,000	79,827
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	141,299
Series C, 5.99%, 2/1/2039	530,000	552,219
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	118,855
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	252,859
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	249,882
Series C, 2.92%, 11/1/2050	40,000	28,297
Series A, 2.99%, 11/1/2038	310,000	258,893
Series C, 3.09%, 11/1/2040	305,000	241,482
Series A, 3.14%, 11/1/2045	100,000	74,480
Series A, 4.51%, 11/1/2051	250,000	221,889
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	295,846
North Texas Tollway Authority Revenue, TX:
Series A, 3.01%, 1/1/2043	330,000	250,652
Series B, 6.72%, 1/1/2049	75,000	85,350
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	131,642
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	189,272
5.52%, 4/1/2039	330,000	339,849
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	165,153
Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	$300,000	$246,177
Texas Transportation Commission, General Obligation, TX 2.47%, 10/1/2044	200,000	137,486
		5,086,187
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	113,292
Series A, 3.23%, 9/1/2119	360,000	217,265
		330,557
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	435,706
TOTAL MUNICIPAL BONDS & NOTES (Cost $49,399,144)		44,920,871
MORTGAGE-BACKED SECURITIES — 0.8%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	187,846
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	279,883
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	239,487
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	371,899
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	274,044
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	384,789
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	450,687
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	890,577
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	518,813
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	245,380
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	801,348

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	$500,000	$425,908
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	832,126
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (d)	750,000	640,108
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (d)	1,000,000	1,033,134
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	462,768
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	449,172
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	620,233
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	500,000	422,235
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (d)	600,000	617,086
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	235,338
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	122,191
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,359,932
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	421,737
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	651,516
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	332,181
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	285,487
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	891,485
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	319,675
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	350,076
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	299,202
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	403,883
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	407,499
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	498,419
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	407,038
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	415,410
Security Description	Principal Amount	Value
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (d)	$1,000,000	$833,377
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	253,569
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	237,978
Series 2024-V6, Class A3, 5.93%, 3/15/2029	355,769	364,964
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	775,795
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (d)	315,000	321,243
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,329,200
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	340,025
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,161,158
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,872,599
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	468,982
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	654,507
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	261,897
COMM Mortgage Trust:
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	488,876
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	597,242
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	191,309
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	608,471
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	935,927
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	441,144
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	460,478

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	$500,000	$460,308
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	474,160
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	480,459
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	898,447
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,912,923
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	857,755
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	250,000	241,847
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,879,321
Series K-156, Class A2, 4.43%, 2/25/2033 (d)	489,947	476,692
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	146,293
Series K-160, Class A2, 4.50%, 8/25/2033 (d)	1,000,000	975,741
Series K-161, Class A2, 4.90%, 10/25/2033	1,425,000	1,431,813
Series K508, Class A2, 4.74%, 8/25/2028 (d)	1,500,000	1,490,356
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,403,110
Series K512, Class A2, 5.00%, 11/25/2028	249,946	250,732
Series K513, Class A2, 4.72%, 12/25/2028 (d)	875,000	868,910
Series K518, Class A2, 5.40%, 1/25/2029	750,000	764,955
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	980,775
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	865,397
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	467,934
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	466,684
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	892,802
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	703,626
Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (d)	$1,250,000	$1,200,388
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	277,093	269,531
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	467,856
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	515,700
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	970,651
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	397,990	386,614
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	701,904
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	705,771
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	450,103
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	414,935
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (d)	500,000	412,245
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	301,115
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	468,125
Series 2018-C14, Class A3, 4.18%, 12/15/2051	763,760	733,166
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	281,957
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	375,969
Wells Fargo Commercial Mortgage Trust:
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,297,269
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	470,673
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	470,738
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	281,134
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	457,950
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	477,534

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2019-C49, Class A5, 4.02%, 3/15/2052	$800,000	$755,590
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	161,568
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	886,609
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	714,646
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	126,843
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	587,279
TOTAL MORTGAGE-BACKED SECURITIES (Cost $72,135,340)		65,882,236
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Bank Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,059,745
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	500,000	553,478
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	600,000	573,752
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (d)	1,000,000	1,033,592
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,584,524
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (d)	500,000	524,165
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (d)	388,889	408,502
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,620,732)		6,737,758
Shares
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (i) (j)	182,171,323	182,225,974
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	170,819,324	$170,819,324
TOTAL SHORT-TERM INVESTMENTS (Cost $353,034,222)		353,045,298
TOTAL INVESTMENTS — 103.3% (Cost $8,772,701,758)		8,101,240,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(255,139,852)
NET ASSETS — 100.0%		$7,846,101,071
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(h)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.0% (a)
National Public Finance Guaranty Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,983,888,844	$—	$1,983,888,844
Asset-Backed Securities	—	32,407,697	—	32,407,697
Foreign Government Obligations	—	207,727,855	—	207,727,855
U.S. Government Agency Obligations	—	2,109,918,867	—	2,109,918,867
U.S. Treasury Obligations	—	3,296,711,497	—	3,296,711,497
Municipal Bonds & Notes	—	44,920,871	—	44,920,871
Mortgage-Backed Securities	—	65,882,236	—	65,882,236
Commercial Mortgage Backed Securities	—	6,737,758	—	6,737,758
Short-Term Investments	353,045,298	—	—	353,045,298
TOTAL INVESTMENTS	$353,045,298	$7,748,195,625	$—	$8,101,240,923

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	107,663,770	$107,685,302	$1,393,528,540	$1,319,018,960	$22,097	$8,995	182,171,323	$182,225,974	$8,222,365
State Street Navigator Securities Lending Portfolio II	138,998,825	138,998,825	4,663,652,833	4,631,832,334	—	—	170,819,324	170,819,324	868,381
Total		$246,684,127	$6,057,181,373	$5,950,851,294	$22,097	$8,995		$353,045,298	$9,090,746
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (a)	$1,603,000	$1,337,944
4.65%, 10/1/2028 (a)	310,000	303,078
4.75%, 3/30/2030	1,478,000	1,441,937
5.38%, 6/15/2033 (a)	1,422,000	1,402,476
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,986,000	1,711,078
2.60%, 8/1/2031 (a)	1,755,000	1,478,956
4.20%, 6/1/2030	1,869,000	1,777,120
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026 (a)	2,034,000	1,968,322
WPP Finance 2010 3.75%, 9/19/2024	1,019,500	1,014,086
		12,434,997
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.20%, 2/4/2026	8,253,000	7,762,854
2.25%, 6/15/2026	1,956,000	1,821,642
2.60%, 10/30/2025	1,539,000	1,471,653
2.70%, 2/1/2027	1,543,000	1,422,877
2.75%, 2/1/2026	2,181,000	2,071,099
2.80%, 3/1/2027	1,513,000	1,391,204
2.95%, 2/1/2030 (a)	1,729,000	1,481,546
3.10%, 5/1/2026	1,831,000	1,737,143
3.20%, 3/1/2029 (a)	1,829,821	1,623,893
3.25%, 2/1/2028	1,989,000	1,821,526
3.25%, 3/1/2028	1,643,000	1,496,789
3.45%, 11/1/2028	1,808,000	1,636,457
3.60%, 5/1/2034	2,890,000	2,324,774
3.63%, 2/1/2031 (a)	1,706,000	1,493,023
5.04%, 5/1/2027	3,206,000	3,135,660
5.15%, 5/1/2030	7,433,000	7,136,126
6.13%, 2/15/2033	1,719,000	1,713,637
6.26%, 5/1/2027 (b)	1,862,000	1,875,500
6.30%, 5/1/2029 (b)	2,551,000	2,586,791
6.39%, 5/1/2031 (b)	1,967,000	2,002,229
6.53%, 5/1/2034 (b)	4,190,000	4,289,512
Collins Aerospace 3.50%, 3/15/2027	50,142	47,423
General Dynamics Corp.:
1.15%, 6/1/2026	1,874,000	1,741,995
2.13%, 8/15/2026	1,038,000	976,800
2.25%, 6/1/2031 (a)	1,651,000	1,395,739
2.63%, 11/15/2027	1,211,000	1,125,903
3.50%, 4/1/2027	1,532,000	1,475,040
3.63%, 4/1/2030	1,585,000	1,485,716
3.75%, 5/15/2028	95,000	91,413
HEICO Corp.:
5.25%, 8/1/2028	1,615,000	1,618,375
5.35%, 8/1/2033	1,582,000	1,567,509
Security Description	Principal Amount	Value
Hexcel Corp.:
4.20%, 2/15/2027	$1,408,000	$1,357,946
4.95%, 8/15/2025	1,822,000	1,802,577
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	1,471,000	1,336,727
6.75%, 1/15/2028	1,684,000	1,754,425
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	22,812
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	2,830,000	2,289,272
2.90%, 12/15/2029	1,875,000	1,672,406
3.85%, 12/15/2026	1,258,000	1,216,046
4.40%, 6/15/2028	2,263,000	2,197,098
5.05%, 6/1/2029	1,327,000	1,318,109
5.25%, 6/1/2031	1,702,000	1,695,583
5.40%, 1/15/2027	2,323,000	2,332,036
5.40%, 7/31/2033	2,049,000	2,042,074
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,322,000	1,113,706
3.55%, 1/15/2026	1,387,000	1,353,213
3.90%, 6/15/2032	1,950,000	1,818,570
4.45%, 5/15/2028 (a)	1,305,000	1,284,773
4.50%, 2/15/2029 (a)	1,714,000	1,687,399
4.75%, 2/15/2034 (a)	1,832,000	1,783,324
4.95%, 10/15/2025	1,392,000	1,387,740
5.25%, 1/15/2033 (a)	1,399,000	1,422,517
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,334,000	1,272,796
3.25%, 1/15/2028	13,000	12,242
4.60%, 2/1/2029	1,857,000	1,822,887
4.70%, 3/15/2033 (a)	2,192,000	2,115,850
4.90%, 6/1/2034	1,641,000	1,596,135
7.75%, 2/15/2031	438,000	496,245
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,268
RTX Corp.:
1.90%, 9/1/2031	1,817,000	1,457,470
2.25%, 7/1/2030	1,959,000	1,671,595
2.38%, 3/15/2032	1,499,000	1,228,326
2.65%, 11/1/2026	1,828,000	1,725,522
3.13%, 5/4/2027	1,912,000	1,813,111
3.50%, 3/15/2027	1,798,000	1,723,617
3.95%, 8/16/2025	5,761,000	5,663,236
4.13%, 11/16/2028	3,944,000	3,798,427
5.00%, 2/27/2026	1,586,000	1,578,181
5.15%, 2/27/2033	1,823,000	1,803,804
5.75%, 11/8/2026	2,058,000	2,080,062
5.75%, 1/15/2029	1,788,000	1,835,060
6.00%, 3/15/2031	1,613,000	1,682,827
6.10%, 3/15/2034	2,330,000	2,453,490
7.20%, 8/15/2027	1,760,000	1,871,162
7.50%, 9/15/2029 (a)	1,800,000	1,994,472
		138,408,986

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.45%, 2/4/2032	$2,367,000	$1,912,962
2.63%, 9/16/2026	1,386,000	1,306,000
3.40%, 5/6/2030	1,432,000	1,294,728
4.40%, 2/14/2026	1,974,000	1,942,061
4.80%, 2/14/2029	2,932,000	2,883,739
6.20%, 11/1/2028	1,506,000	1,561,044
6.88%, 11/1/2033	1,838,000	1,984,360
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,786,000	1,692,646
2.90%, 3/1/2032	852,000	728,647
3.25%, 3/27/2030	1,315,000	1,197,465
5.94%, 10/1/2032	1,754,000	1,868,291
BAT Capital Corp.:
2.26%, 3/25/2028	538,000	481,946
2.73%, 3/25/2031	1,393,000	1,176,026
3.22%, 9/6/2026	1,848,000	1,763,768
3.46%, 9/6/2029	1,700,000	1,548,972
3.56%, 8/15/2027	601,000	570,686
4.70%, 4/2/2027 (a)	1,979,000	1,948,187
4.74%, 3/16/2032 (a)	1,777,000	1,685,644
4.91%, 4/2/2030	1,346,000	1,312,000
5.83%, 2/20/2031	1,650,000	1,672,539
6.00%, 2/20/2034 (a)	1,358,000	1,372,721
6.34%, 8/2/2030 (a)	1,776,000	1,854,677
6.42%, 8/2/2033 (a)	1,976,000	2,064,327
7.75%, 10/19/2032	1,777,000	1,997,188
BAT International Finance PLC:
1.67%, 3/25/2026	2,158,000	2,022,521
4.45%, 3/16/2028	1,401,000	1,356,140
5.93%, 2/2/2029	2,127,000	2,176,793
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	1,757,000	1,680,957
2.75%, 5/14/2031	1,824,000	1,562,110
3.25%, 8/15/2026	1,293,000	1,237,440
3.75%, 9/25/2027	628,000	599,771
Philip Morris International, Inc.:
0.88%, 5/1/2026	1,764,000	1,629,530
1.75%, 11/1/2030	1,786,000	1,455,536
2.10%, 5/1/2030	1,809,000	1,533,616
2.75%, 2/25/2026 (a)	1,163,000	1,114,573
3.13%, 8/17/2027	2,556,000	2,415,216
3.13%, 3/2/2028	1,884,000	1,757,489
3.38%, 8/15/2029	1,793,000	1,657,342
4.75%, 2/12/2027	1,731,000	1,717,256
4.88%, 2/13/2026	1,013,000	1,005,443
4.88%, 2/15/2028	2,491,000	2,470,350
4.88%, 2/13/2029	1,548,000	1,530,554
5.00%, 11/17/2025	4,805,000	4,780,975
5.13%, 11/17/2027	611,000	610,878
5.13%, 2/15/2030	3,376,000	3,363,914
5.13%, 2/13/2031	1,981,000	1,955,643
5.25%, 9/7/2028	1,452,000	1,463,180
5.25%, 2/13/2034	2,679,000	2,628,474
Security Description	Principal Amount	Value
5.38%, 2/15/2033	$3,114,000	$3,093,012
5.50%, 9/7/2030	1,646,000	1,668,419
5.63%, 11/17/2029	1,638,000	1,672,742
5.63%, 9/7/2033	1,496,000	1,509,688
5.75%, 11/17/2032	2,541,000	2,595,225
		92,085,411
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2016-3, Class AA, 3.00%, 4/15/2030	577,641	528,143
Series 2019-1, Class AA, 3.15%, 8/15/2033	2,067,115	1,838,347
Series 2016-2, Class AA, 3.20%, 12/15/2029	874,332	808,810
Series 2017-2, Class AA, 3.35%, 4/15/2031	812,346	746,221
Series 2015-1, Class A, 3.38%, 11/1/2028	1,444,107	1,358,833
Series 2016-1, Class AA, 3.58%, 7/15/2029	391,035	368,257
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,293,564	1,222,496
Series 2017-1, Class AA, 3.65%, 8/15/2030	857,275	802,435
Series 2014-1, Class A, 3.70%, 4/1/2028	685,453	654,389
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,345,137	1,220,214
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	1,413,422	1,218,808
Series 2020-1, Class A, 4.00%, 5/15/2034	517,321	481,693
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	1,848,000	1,600,664
3.00%, 11/15/2026	1,288,000	1,217,727
3.45%, 11/16/2027	600,000	563,934
5.13%, 6/15/2027	2,879,000	2,865,152
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	243,130	226,023
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,070,525	920,212
Series 2016-2, Class AA, 2.88%, 4/7/2030	861,042	776,806
Series 2016-1, Class AA, 3.10%, 1/7/2030	1,049,263	968,103
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,436,468	1,326,089

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2014-2, Class A, 3.75%, 3/3/2028	$1,008,985	$968,222
Series 2014-1, Class A, 4.00%, 10/11/2027	1,075,739	1,041,961
Series 2019-1, Class AA, 4.15%, 2/25/2033	1,186,663	1,105,839
Series 2013-1, Class A, 4.30%, 2/15/2027	1,106,834	1,086,346
Series 2020-1, Class B, 4.88%, 7/15/2027	1,099,224	1,084,044
Series 2020-1, Class A, 5.88%, 4/15/2029	2,147,636	2,153,413
		29,153,181
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	1,472,000	1,387,551
2.75%, 3/27/2027 (a)	1,134,000	1,073,898
2.85%, 3/27/2030 (a)	2,579,000	2,320,997
PVH Corp. 4.63%, 7/10/2025 (a)	1,658,000	1,639,331
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	1,883,000	1,680,935
3.75%, 9/15/2025	1,861,000	1,823,482
Tapestry, Inc.:
3.05%, 3/15/2032	1,632,000	1,315,359
4.13%, 7/15/2027 (a)	1,942,000	1,861,349
7.00%, 11/27/2026	1,523,000	1,565,278
7.05%, 11/27/2025	682,000	693,492
7.35%, 11/27/2028	1,832,000	1,900,792
7.70%, 11/27/2030	1,558,000	1,626,427
7.85%, 11/27/2033	1,885,000	1,983,152
VF Corp.:
2.80%, 4/23/2027	1,927,000	1,759,602
2.95%, 4/23/2030 (a)	1,911,000	1,586,570
		24,218,215
AUTO MANUFACTURERS — 2.9%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	1,319,000	1,251,718
Series MTN, 1.20%, 7/8/2025	1,786,000	1,711,274
Series MTN, 1.30%, 9/9/2026	1,512,000	1,392,325
Series MTN, 1.80%, 1/13/2031 (a)	1,643,000	1,346,241
Series MTN, 2.25%, 1/12/2029	1,488,000	1,322,802
Series GMTN, 2.30%, 9/9/2026	610,000	574,010
Series MTN, 2.35%, 1/8/2027	1,801,000	1,684,133
Series GMTN, 3.50%, 2/15/2028 (a)	1,700,000	1,616,428
4.60%, 4/17/2030 (a)	1,734,000	1,699,008
Security Description	Principal Amount	Value
4.70%, 1/12/2028 (a)	$1,712,000	$1,695,839
4.90%, 3/12/2027	1,782,000	1,775,620
4.90%, 3/13/2029 (a)	1,889,000	1,881,161
Series GMTN, 4.90%, 1/10/2034 (a)	1,327,000	1,287,601
Series GMTN, 4.95%, 1/9/2026	1,164,000	1,158,157
Series GMTN, 5.13%, 7/7/2028	1,778,000	1,786,232
5.65%, 11/15/2028	1,483,000	1,519,363
Series GMTN, 5.80%, 10/3/2025	3,280,000	3,296,662
Series GMTN, 5.85%, 10/4/2030 (a)	1,698,000	1,771,354
Cummins, Inc.:
0.75%, 9/1/2025	1,012,000	961,056
1.50%, 9/1/2030 (a)	1,782,000	1,461,650
4.90%, 2/20/2029	1,574,000	1,571,608
5.15%, 2/20/2034 (a)	1,055,000	1,056,488
Ford Motor Co.:
3.25%, 2/12/2032	1,610,000	1,332,082
4.35%, 12/8/2026	344,000	334,007
6.10%, 8/19/2032	2,865,000	2,861,476
6.63%, 10/1/2028	500,000	519,270
9.63%, 4/22/2030	500,000	581,545
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	2,190,000	2,057,352
2.90%, 2/16/2028	797,000	720,950
2.90%, 2/10/2029	1,378,000	1,215,382
3.38%, 11/13/2025	3,003,000	2,906,243
3.63%, 6/17/2031	1,518,000	1,307,453
3.82%, 11/2/2027	1,141,000	1,070,075
4.00%, 11/13/2030	1,652,000	1,474,641
4.13%, 8/4/2025	2,152,000	2,111,628
4.13%, 8/17/2027	1,944,000	1,847,675
4.27%, 1/9/2027	3,811,000	3,671,479
Series GMTN, 4.39%, 1/8/2026	3,526,000	3,450,931
4.54%, 8/1/2026	1,890,000	1,840,274
4.95%, 5/28/2027	1,421,000	1,387,919
5.11%, 5/3/2029	2,413,000	2,332,695
5.80%, 3/5/2027	2,285,000	2,285,503
5.80%, 3/8/2029	1,988,000	1,982,334
5.85%, 5/17/2027	2,290,000	2,292,107
6.05%, 3/5/2031	1,663,000	1,664,164
6.13%, 3/8/2034	6,875,000	6,811,131
6.80%, 5/12/2028	1,732,000	1,785,311
6.80%, 11/7/2028	2,281,000	2,358,235
6.95%, 3/6/2026	2,962,000	3,010,932
6.95%, 6/10/2026	1,948,000	1,984,720
7.12%, 11/7/2033	631,000	666,513
7.20%, 6/10/2030	8,427,000	8,869,670
7.35%, 11/4/2027	2,370,000	2,470,891
7.35%, 3/6/2030	1,367,000	1,446,532
General Motors Co.:
4.20%, 10/1/2027 (a)	1,335,000	1,285,965

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.00%, 10/1/2028	$1,726,000	$1,709,862
5.40%, 10/15/2029 (a)	1,904,000	1,893,966
5.60%, 10/15/2032 (a)	2,890,000	2,890,578
6.13%, 10/1/2025	3,246,000	3,262,522
6.80%, 10/1/2027	1,859,000	1,930,051
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	1,766,000	1,653,806
1.50%, 6/10/2026	1,833,000	1,697,725
2.35%, 2/26/2027	952,000	880,476
2.35%, 1/8/2031	1,505,000	1,234,491
2.40%, 4/10/2028	1,844,000	1,653,902
2.40%, 10/15/2028	1,925,000	1,701,681
2.70%, 8/20/2027	1,387,000	1,280,007
2.70%, 6/10/2031	1,682,000	1,392,242
3.10%, 1/12/2032 (a)	1,782,000	1,497,343
3.60%, 6/21/2030	1,436,000	1,289,672
3.85%, 1/5/2028	1,182,000	1,121,387
4.00%, 10/6/2026	2,089,000	2,022,779
4.30%, 7/13/2025	1,939,000	1,912,998
4.30%, 4/6/2029	1,626,000	1,544,749
4.35%, 1/17/2027	1,797,000	1,750,188
5.00%, 4/9/2027	1,011,000	1,000,839
5.25%, 3/1/2026	150,000	149,155
5.35%, 7/15/2027	2,980,000	2,972,222
5.40%, 4/6/2026	2,433,000	2,427,769
5.40%, 5/8/2027	1,672,000	1,671,080
5.55%, 7/15/2029	5,345,000	5,346,390
5.60%, 6/18/2031	1,490,000	1,478,378
5.65%, 1/17/2029	1,363,000	1,369,897
5.75%, 2/8/2031	1,380,000	1,383,547
5.80%, 6/23/2028	2,197,000	2,222,397
5.80%, 1/7/2029	2,346,000	2,367,982
5.85%, 4/6/2030 (a)	1,569,000	1,587,812
5.95%, 4/4/2034 (a)	1,778,000	1,779,156
6.00%, 1/9/2028	1,898,000	1,930,475
6.05%, 10/10/2025	1,382,000	1,387,666
6.10%, 1/7/2034	2,271,000	2,295,936
6.40%, 1/9/2033	1,831,000	1,899,553
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	1,882,000	1,763,340
2.97%, 3/10/2032 (a)	102,000	89,459
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,100,000	2,497,026
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	643,000	598,048
Series MTN, 4.60%, 1/31/2029	1,088,000	1,075,619
Series MTN, 4.95%, 10/3/2025	798,000	794,960
Series MTN, 4.95%, 8/10/2028	1,630,000	1,632,200
5.00%, 5/13/2027	765,000	767,119
Security Description	Principal Amount	Value
Series MTN, 5.00%, 3/22/2034 (a)	$1,097,000	$1,092,458
Series MTN, 5.05%, 8/10/2026	1,713,000	1,711,818
Series DMTN, 5.20%, 11/9/2026	1,709,000	1,713,666
Toyota Motor Corp.:
1.34%, 3/25/2026 (a)	1,487,000	1,393,884
2.36%, 3/25/2031 (a)	1,555,000	1,340,923
2.76%, 7/2/2029	776,000	709,970
5.12%, 7/13/2028 (a)	1,223,000	1,231,671
5.28%, 7/13/2026	1,510,000	1,514,892
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	1,013,000	957,538
Series MTN, 0.80%, 1/9/2026 (a)	1,300,000	1,218,113
Series MTN, 1.13%, 6/18/2026	1,816,000	1,681,798
Series MTN, 1.15%, 8/13/2027	1,153,000	1,028,199
Series MTN, 1.65%, 1/10/2031	1,533,000	1,244,704
1.90%, 9/12/2031	1,468,000	1,191,385
Series MTN, 1.90%, 1/13/2027	1,719,000	1,590,178
Series MTN, 1.90%, 4/6/2028	1,012,000	908,219
Series MTN, 2.15%, 2/13/2030 (a)	998,000	861,334
Series GMTN, 3.05%, 1/11/2028	904,000	848,757
Series MTN, 3.05%, 3/22/2027	2,400,000	2,279,640
Series MTN, 3.20%, 1/11/2027	1,517,000	1,451,663
Series MTN, 3.38%, 4/1/2030	1,639,000	1,507,962
3.65%, 1/8/2029	1,536,000	1,458,355
Series MTN, 3.65%, 8/18/2025	981,000	963,283
4.45%, 5/18/2026	2,223,000	2,195,346
Series MTN, 4.45%, 6/29/2029 (a)	1,789,000	1,753,953
Series MTN, 4.55%, 9/20/2027 (a)	1,932,000	1,907,792
Series MTN, 4.55%, 5/17/2030	1,486,000	1,451,956
4.63%, 1/12/2028	1,882,000	1,864,422
Series MTN, 4.65%, 1/5/2029	1,777,000	1,755,250
4.70%, 1/12/2033	357,000	347,047
Series MTN, 4.80%, 1/5/2026 (a)	1,487,000	1,479,387
Series MTN, 4.80%, 1/5/2034 (a)	1,790,000	1,738,287
Series B, 5.00%, 3/19/2027	1,903,000	1,902,410

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 5.00%, 8/14/2026 (a)	$1,533,000	$1,529,275
5.05%, 5/16/2029 (a)	1,860,000	1,866,250
5.10%, 3/21/2031	2,281,000	2,280,498
5.20%, 5/15/2026	2,199,000	2,202,167
Series MTN, 5.25%, 9/11/2028 (a)	1,613,000	1,631,598
5.40%, 11/10/2025	1,352,000	1,354,772
5.40%, 11/20/2026	1,190,000	1,198,235
5.45%, 11/10/2027	1,531,000	1,552,970
5.55%, 11/20/2030 (a)	1,732,000	1,779,180
5.60%, 9/11/2025	491,000	492,831
		244,750,301
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 3/1/2032 (a)	1,839,000	1,593,347
BorgWarner, Inc. 2.65%, 7/1/2027	1,152,000	1,068,699
Lear Corp.:
2.60%, 1/15/2032	846,000	692,290
3.50%, 5/30/2030	1,120,000	1,010,027
3.80%, 9/15/2027 (a)	538,000	513,736
4.25%, 5/15/2029	899,000	856,459
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,697,000	1,463,849
4.15%, 10/1/2025	1,993,000	1,960,893
5.05%, 3/14/2029 (a)	1,727,000	1,724,444
		10,883,744
BANKS — 27.2%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	1,517,000	1,486,903
4.75%, 1/18/2027	3,145,000	3,129,621
5.00%, 3/18/2026	2,661,000	2,653,789
5.09%, 12/8/2025	1,532,000	1,529,641
5.38%, 7/3/2025	1,292,000	1,292,917
5.67%, 10/3/2025	1,347,000	1,353,883
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	2,044,000	1,936,036
5.38%, 3/13/2029	1,580,000	1,585,498
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	1,495,000	1,495,478
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,747,000	1,742,091
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (c)	1,053,000	1,075,113
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	1,943,000	2,118,142
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	2,519,000	2,309,596
1.85%, 3/25/2026 (a)	4,489,000	4,208,572
2.75%, 12/3/2030 (a)	2,127,000	1,770,600
Security Description	Principal Amount	Value
2.96%, 3/25/2031 (a)	$2,793,000	$2,385,222
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (c)	1,949,000	1,626,733
3.31%, 6/27/2029	10,000	9,150
3.49%, 5/28/2030	1,341,000	1,201,174
3.80%, 2/23/2028	2,903,000	2,736,542
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	2,444,000	2,355,087
4.25%, 4/11/2027	3,981,000	3,851,578
4.38%, 4/12/2028	1,985,000	1,913,103
5.15%, 8/18/2025	3,586,000	3,559,284
5.18%, 11/19/2025	3,817,000	3,778,945
5.29%, 8/18/2027	2,961,000	2,941,132
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	1,988,000	1,974,541
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	2,315,000	2,311,134
5.59%, 8/8/2028	2,538,000	2,563,456
6.35%, 3/14/2034	3,049,000	3,057,293
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,914,000	1,958,194
6.61%, 11/7/2028	1,774,000	1,862,150
6.92%, 8/8/2033	3,233,000	3,379,261
6.94%, 11/7/2033	2,247,000	2,453,926
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	5,349,000	5,046,995
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	6,843,000	6,416,202
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	12,128,000	11,238,290
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	4,672,000	3,845,710
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	4,210,000	3,440,580
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	5,791,000	5,138,354
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	5,991,000	4,906,329
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	2,920,000	2,331,562
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	5,205,000	4,497,536
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	3,701,000	3,453,995
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	3,518,000	2,917,970
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	4,557,000	3,938,661
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (c)	3,147,000	2,663,967
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	7,352,000	6,216,925
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	3,158,000	2,811,441

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	$6,362,000	$5,385,815
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	3,953,000	3,587,585
Series MTN, 3.25%, 10/21/2027 (a)	3,568,000	3,375,257
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	9,618,000	9,041,978
Series GMTN, 3.50%, 4/19/2026	3,929,000	3,810,462
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	5,140,000	4,970,791
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	3,412,000	3,247,200
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	3,027,000	2,899,745
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	5,654,000	5,451,134
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	3,271,000	2,876,059
Series MTN, 3.88%, 8/1/2025	3,044,000	2,997,062
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	4,272,000	4,083,989
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	4,912,000	4,652,008
Series L, 4.18%, 11/25/2027	3,271,000	3,157,431
Series MTN, 4.25%, 10/22/2026	2,981,000	2,905,581
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	4,081,000	3,931,309
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	3,969,000	3,873,823
Series MTN, 4.45%, 3/3/2026	3,039,000	2,987,489
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	7,300,000	6,885,214
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	3,730,000	3,693,633
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	4,479,000	4,442,317
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (c)	8,402,000	8,208,502
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	8,433,000	8,379,872
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	5,841,000	5,830,661
SOFR + 1.91%, 5.29%, 4/25/2034 (a) (c)	22,544,000	22,308,415
Security Description	Principal Amount	Value
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	$8,127,000	$8,116,679
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	3,682,000	3,758,622
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	5,644,000	5,804,628
SOFR + 1.34%, 5.93%, 9/15/2027 (a) (c)	2,054,000	2,075,136
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	3,258,000	3,353,785
6.22%, 9/15/2026	1,697,000	1,730,176
Bank of America NA:
5.53%, 8/18/2026	3,877,000	3,903,557
5.65%, 8/18/2025	9,184,000	9,212,379
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	1,812,000	1,692,644
Series MTN, 1.25%, 9/15/2026 (a)	2,103,000	1,926,621
Series MTN, 2.65%, 3/8/2027 (a)	1,789,000	1,677,384
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	1,704,000	1,392,287
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	1,340,000	1,260,484
Series H, 4.70%, 9/14/2027 (a)	1,924,000	1,898,853
5.20%, 2/1/2028 (a)	1,813,000	1,815,502
5.27%, 12/11/2026	1,834,000	1,831,047
5.30%, 6/5/2026	2,254,000	2,252,152
5.37%, 6/4/2027	2,760,000	2,772,475
5.51%, 6/4/2031	3,110,000	3,142,997
5.72%, 9/25/2028	1,525,000	1,555,897
5.92%, 9/25/2025 (a)	1,803,000	1,811,654
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	1,790,000	1,670,070
Series MTN, 1.05%, 10/15/2026	629,000	574,315
Series MTN, 1.65%, 7/14/2028	488,000	430,719
Series MTN, 1.65%, 1/28/2031 (a)	605,000	490,256
Series MTN, 1.80%, 7/28/2031	551,000	445,191
Series J, 1.90%, 1/25/2029	488,000	430,182
Series MTN, 2.05%, 1/26/2027	946,000	880,508
Series MTN, 2.45%, 8/17/2026	612,000	579,894
2.50%, 1/26/2032	1,821,000	1,523,594
Series MTN, 2.80%, 5/4/2026	1,529,000	1,467,137
Series MTN, 3.00%, 10/30/2028	1,672,000	1,534,328

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 3.25%, 5/16/2027 (a)	$573,000	$547,129
Series MTN, 3.30%, 8/23/2029	1,404,000	1,283,705
Series MTN, 3.40%, 1/29/2028	1,653,000	1,568,763
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	1,779,000	1,701,596
Series MTN, 3.85%, 4/28/2028	1,789,000	1,724,328
Series MTN, 3.85%, 4/26/2029 (a)	1,278,000	1,223,302
Series MTN, 3.95%, 11/18/2025 (a)	520,000	511,170
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	989,000	956,699
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	590,000	550,930
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	2,615,000	2,585,241
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	1,833,000	1,796,780
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	1,312,000	1,281,732
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	1,113,000	1,064,785
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	2,332,000	2,317,705
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,588,000	1,547,268
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,921,000	1,908,898
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	1,827,000	1,803,523
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	1,780,000	1,813,909
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	2,815,000	2,917,804
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	482,000	503,714
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	2,155,000	2,323,930
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	1,327,000	1,235,477
1.30%, 9/15/2026	1,638,000	1,501,440
1.35%, 6/24/2026	618,000	571,903
1.95%, 2/2/2027	594,000	547,882
2.15%, 8/1/2031 (a)	502,000	411,414
2.45%, 2/2/2032 (a)	1,277,000	1,053,257
2.70%, 8/3/2026	1,930,000	1,828,366
2.95%, 3/11/2027	1,941,000	1,831,372
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (c)	1,810,000	1,527,314
4.50%, 12/16/2025	2,072,000	2,039,532
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	2,063,000	1,859,341
Security Description	Principal Amount	Value
4.75%, 2/2/2026	$2,209,000	$2,186,512
4.85%, 2/1/2030	1,791,000	1,760,804
5.25%, 6/12/2028 (a)	1,032,000	1,036,365
5.35%, 12/7/2026 (a)	1,501,000	1,502,546
Series GMTN, 5.40%, 6/4/2027 (a)	1,480,000	1,487,252
Series GMTN, 5.45%, 8/1/2029	1,740,000	1,756,721
5.65%, 2/1/2034 (a)	1,447,000	1,470,080
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	1,097,000	875,768
BankUnited, Inc.:
4.88%, 11/17/2025	1,934,000	1,898,724
5.13%, 6/11/2030	513,000	461,659
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	2,035,000	1,882,172
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	1,800,000	1,528,002
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,492,000	1,238,599
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,736,000	1,436,627
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	1,673,000	1,437,609
4.34%, 1/10/2028	1,842,000	1,771,451
4.38%, 1/12/2026	3,508,000	3,450,293
4.84%, 5/9/2028	3,175,000	3,063,748
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	2,755,000	2,695,933
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	2,127,000	2,034,518
5.20%, 5/12/2026	6,555,000	6,478,896
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	2,208,000	2,193,471
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (c)	2,071,000	2,073,796
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	4,914,000	4,928,152
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	1,683,000	1,679,230
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	3,143,000	3,146,269
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	4,035,000	4,135,593
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	914,000	945,652
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	2,612,000	2,655,150
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	2,122,000	2,248,980
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	5,952,000	6,326,976

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	$3,096,000	$3,151,140
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	2,291,000	2,411,438
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	3,004,000	3,304,220
BPCE SA Series MTN, 3.38%, 12/2/2026 (a)	1,637,000	1,567,837
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	1,458,000	1,376,235
1.25%, 6/22/2026 (a)	1,840,000	1,703,582
3.45%, 4/7/2027	1,645,000	1,574,101
3.60%, 4/7/2032 (a)	976,000	863,555
3.95%, 8/4/2025	4,031,000	3,963,360
5.00%, 4/28/2028 (a)	1,416,000	1,405,267
5.24%, 6/28/2027	3,050,000	3,045,395
5.26%, 4/8/2029 (a)	5,151,000	5,140,801
5.62%, 7/17/2026	589,000	591,969
5.93%, 10/2/2026 (a)	3,188,000	3,228,743
5.99%, 10/3/2028 (a)	1,634,000	1,679,376
6.09%, 10/3/2033	1,698,000	1,758,500
Citibank NA:
5.44%, 4/30/2026	6,175,000	6,196,921
5.49%, 12/4/2026	4,347,000	4,368,474
5.57%, 4/30/2034	3,020,000	3,070,041
5.80%, 9/29/2028	4,158,000	4,270,890
5.86%, 9/29/2025	2,596,000	2,609,006
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	3,904,000	3,642,432
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	4,672,000	4,331,131
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	2,668,000	2,194,510
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	4,314,000	3,594,813
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	4,800,000	4,118,112
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	3,306,000	2,875,989
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	3,806,000	3,389,852
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	4,754,000	4,031,440
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	2,515,000	2,373,758
3.20%, 10/21/2026	5,267,000	5,020,294
3.40%, 5/1/2026	3,245,000	3,133,534
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	3,636,000	3,436,638
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	4,041,000	3,851,558
3.70%, 1/12/2026	3,193,000	3,110,206
Security Description	Principal Amount	Value
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	$2,988,000	$2,663,414
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	4,428,000	4,276,430
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	3,889,000	3,669,233
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	1,462,000	1,401,137
4.13%, 7/25/2028 (a)	587,000	563,080
4.30%, 11/20/2026	1,741,000	1,699,599
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	6,574,000	6,265,482
4.45%, 9/29/2027	4,608,000	4,492,063
4.60%, 3/9/2026	5,638,000	5,548,299
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	4,391,000	4,319,998
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	3,908,000	3,757,229
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	4,409,000	4,382,281
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	16,020,000	15,897,767
5.50%, 9/13/2025	50,000	49,945
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	4,027,000	4,025,510
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	4,059,000	4,023,321
5.88%, 2/22/2033	100,000	101,940
6.00%, 10/31/2033 (a)	1,881,000	1,931,919
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	6,254,000	6,361,256
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	5,258,000	5,511,961
6.63%, 1/15/2028	1,799,000	1,887,403
6.63%, 6/15/2032	1,601,000	1,708,075
Citizens Bank NA:
3.75%, 2/18/2026	1,470,000	1,422,989
SOFR + 2.00%, 4.58%, 8/9/2028 (a) (c)	777,000	750,100
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,466,000	1,242,156
2.64%, 9/30/2032	845,000	647,684
2.85%, 7/27/2026 (a)	1,538,000	1,453,195
3.25%, 4/30/2030	9,000	7,921
4.30%, 12/3/2025	888,000	868,437
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (c)	1,924,000	1,785,568
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	1,990,000	1,983,353
SOFR + 2.33%, 6.65%, 4/25/2035 (a) (c)	924,000	955,823
Comerica Bank:
4.00%, 7/27/2025 (a)	1,079,000	1,055,273

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 2.61%, 5.33%, 8/25/2033 (c)	$1,748,000	$1,572,763
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,349,000	1,237,181
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	1,524,000	1,501,917
Commonwealth Bank of Australia:
5.32%, 3/13/2026	2,293,000	2,301,117
5.50%, 9/12/2025	1,650,000	1,655,462
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	1,883,000	1,812,971
4.38%, 8/4/2025	2,510,000	2,471,145
4.80%, 1/9/2029 (a)	1,185,000	1,174,098
4.85%, 1/9/2026	1,731,000	1,721,237
5.04%, 3/5/2027	1,592,000	1,589,405
5.50%, 10/5/2026	2,113,000	2,126,333
Series MTN, 5.50%, 7/18/2025	1,361,000	1,362,810
Deutsche Bank AG:
1.69%, 3/19/2026	1,684,000	1,583,667
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	4,209,000	3,994,720
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	2,429,000	2,241,384
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	2,044,000	1,889,290
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (c)	1,494,000	1,253,750
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	2,337,000	2,055,064
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	1,981,000	1,673,787
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,833,000	1,509,640
4.10%, 1/13/2026	2,352,000	2,303,012
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	2,815,000	2,645,227
5.37%, 9/9/2027 (a)	3,191,000	3,194,606
5.41%, 5/10/2029	2,918,000	2,913,827
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	1,536,000	1,533,097
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	1,209,000	1,184,590
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	1,726,000	1,728,106
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	1,437,000	1,482,539
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	2,366,000	2,459,836
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	2,520,000	2,565,108
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	1,760,000	1,802,715
Discover Bank:
2.70%, 2/6/2030	1,750,000	1,502,603
Security Description	Principal Amount	Value
3.45%, 7/27/2026	$1,903,000	$1,817,574
4.25%, 3/13/2026	1,460,000	1,423,953
4.65%, 9/13/2028	1,888,000	1,810,347
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (c)	615,000	613,278
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	1,027,000	941,276
2.55%, 5/5/2027	1,744,000	1,615,554
3.95%, 3/14/2028 (a)	1,504,000	1,434,921
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (c)	1,175,000	1,124,193
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	1,643,000	1,498,301
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	1,775,000	1,707,160
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	1,481,000	1,467,508
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	1,790,000	1,835,448
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	1,881,000	1,921,931
Fifth Third Bank NA:
2.25%, 2/1/2027	2,606,000	2,410,680
3.85%, 3/15/2026	1,547,000	1,501,101
3.95%, 7/28/2025	933,000	916,533
First Horizon Bank 5.75%, 5/1/2030 (a)	611,000	582,179
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	603,000	614,385
FNB Corp. 5.15%, 8/25/2025 (a)	597,000	587,084
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	7,263,000	7,236,926
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	10,370,000	10,357,763
Goldman Sachs Capital I 6.35%, 2/15/2034	2,882,000	2,976,760
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	4,866,000	4,549,175
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	4,662,000	4,349,693
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	3,854,000	3,538,936
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	7,354,000	6,790,757
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	3,160,000	2,567,184
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	6,700,000	5,506,127
2.60%, 2/7/2030	2,867,000	2,512,037
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	6,335,000	5,325,138

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	$5,166,000	$4,818,018
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	4,986,000	4,146,507
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	6,051,000	5,175,662
3 mo. USD Term SOFR + 1.46%, 3.27%, 9/29/2025 (c)	554,000	550,438
3.50%, 11/16/2026	4,416,000	4,238,609
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	5,474,000	5,232,980
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	3,929,000	3,757,971
3.75%, 2/25/2026	4,176,000	4,069,637
3.80%, 3/15/2030 (a)	4,125,000	3,856,297
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	3,612,000	3,426,415
3.85%, 1/26/2027	3,403,000	3,288,795
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	6,144,000	5,914,214
4.25%, 10/21/2025	4,999,000	4,911,717
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	1,688,000	1,654,932
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	4,077,000	3,982,536
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	3,371,000	3,430,566
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	3,257,000	3,258,791
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	4,068,000	4,167,747
5.95%, 1/15/2027	1,866,000	1,897,237
6.13%, 2/15/2033	1,963,000	2,078,994
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	4,203,000	4,389,151
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (c)	1,972,000	2,120,925
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	3,303,000	2,966,061
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	8,498,000	7,468,807
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	280,000	259,526
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	9,030,000	7,542,037
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	4,615,000	3,864,509
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,328,000	2,010,554
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	2,890,000	2,404,422
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	$5,087,000	$4,751,614
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	3,096,000	2,982,872
4.25%, 8/18/2025	2,076,000	2,038,798
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	3,077,000	3,022,752
4.38%, 11/23/2026	1,630,000	1,588,386
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (a) (c)	3,157,000	3,051,398
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	3,330,000	3,275,488
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	2,877,000	2,657,859
4.95%, 3/31/2030	4,192,000	4,119,646
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	3,884,000	3,856,851
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	4,061,000	4,010,319
SOFR + 1.46%, 5.55%, 3/4/2030 (a) (c)	1,635,000	1,638,041
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	201,000	201,780
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (c)	2,415,000	2,428,041
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	6,130,000	6,145,631
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	3,655,000	3,680,439
SOFR + 1.97%, 6.16%, 3/9/2029 (a) (c)	3,145,000	3,216,517
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	2,598,000	2,705,193
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	4,242,000	4,379,398
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	5,541,000	5,660,741
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	3,621,000	3,829,570
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	3,363,000	3,648,115
SOFR + 4.25%, 8.11%, 11/3/2033 (a) (c)	8,314,000	9,398,146
HSBC USA, Inc. 5.29%, 3/4/2027	1,885,000	1,890,655
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	1,608,000	1,223,125
2.55%, 2/4/2030 (a)	1,819,000	1,555,773
SOFR + 1.97%, 4.44%, 8/4/2028 (a) (c)	893,000	865,129
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	1,245,000	1,177,322

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	$1,691,000	$1,665,077
SOFR + 2.02%, 6.21%, 8/21/2029 (a) (c)	1,978,000	2,018,964
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	1,313,000	1,278,048
5.65%, 1/10/2030 (a)	1,497,000	1,496,341
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	2,438,000	2,280,530
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	989,000	834,667
3.95%, 3/29/2027	2,871,000	2,773,817
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	1,806,000	1,741,417
4.05%, 4/9/2029	3,919,000	3,722,345
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	1,894,000	1,748,730
4.55%, 10/2/2028	2,511,000	2,444,961
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	1,621,000	1,614,824
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	2,541,000	2,510,788
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	1,814,000	1,833,501
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	1,709,000	1,761,193
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	4,732,000	4,409,136
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	6,457,000	6,067,126
SOFR + 0.77%, 1.47%, 9/22/2027 (a) (c)	3,804,000	3,493,023
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	3,874,000	3,617,154
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (a) (c)	2,117,000	1,719,068
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	4,178,000	3,401,059
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	2,283,000	2,030,592
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	2,118,000	1,944,303
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	4,643,000	4,012,945
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	3,910,000	3,260,002
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a) (c)	3,682,000	3,108,786
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	5,911,000	5,229,403
Security Description	Principal Amount	Value
2.95%, 10/1/2026	$4,111,000	$3,916,385
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	3,388,000	3,191,462
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	4,612,000	4,041,911
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	5,579,000	4,755,874
3.20%, 6/15/2026	2,914,000	2,806,269
3.30%, 4/1/2026	4,091,000	3,960,620
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	3,777,000	3,571,682
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	5,666,000	5,407,007
3.63%, 12/1/2027 (a)	1,972,000	1,886,612
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	4,550,000	4,251,793
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	4,713,000	4,540,834
3.90%, 7/15/2025 (a)	8,307,000	8,180,152
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	3,664,000	3,579,398
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	3,725,000	3,564,825
4.13%, 12/15/2026	4,016,000	3,911,745
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	4,308,000	4,146,148
4.25%, 10/1/2027	2,548,000	2,483,943
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	5,668,000	5,527,207
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	4,112,000	3,990,161
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	3,732,000	3,598,320
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	3,081,000	2,990,850
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	4,240,000	4,034,148
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	4,325,000	4,278,549
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	8,373,000	8,133,783
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	4,180,000	4,145,933
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	4,226,000	4,204,321
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	2,768,000	2,777,660

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	$3,848,000	$3,827,990
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	9,504,000	9,462,468
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	6,816,000	6,871,482
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	6,144,000	6,241,321
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	22,892,000	23,344,117
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	6,572,000	6,746,421
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	3,439,000	3,498,323
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	3,642,000	3,762,113
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	4,787,000	5,076,949
7.63%, 10/15/2026	3,051,000	3,214,412
7.75%, 7/15/2025	969,000	993,235
8.00%, 4/29/2027	1,871,000	2,009,042
8.75%, 9/1/2030	1,351,000	1,578,806
JPMorgan Chase Bank NA 5.11%, 12/8/2026	4,057,000	4,055,093
KeyBank NA:
3.40%, 5/20/2026	2,496,000	2,370,726
3.90%, 4/13/2029	1,525,000	1,370,426
4.15%, 8/8/2025 (a)	1,899,000	1,862,368
4.39%, 12/14/2027	896,000	851,316
4.70%, 1/26/2026	621,000	608,785
4.90%, 8/8/2032 (a)	1,727,000	1,538,688
5.00%, 1/26/2033	1,757,000	1,619,603
5.85%, 11/15/2027 (a)	1,702,000	1,696,094
6.95%, 2/1/2028 (a)	686,000	704,028
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	960,000	872,237
Series MTN, 2.55%, 10/1/2029 (a)	1,778,000	1,508,509
Series MTN, 4.15%, 10/29/2025	1,527,000	1,492,734
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	1,842,000	1,678,688
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	1,728,000	1,752,572
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	1,813,000	1,683,860
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (a) (c)	2,778,000	2,613,292
3.75%, 1/11/2027	2,012,000	1,935,403
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	3,915,000	3,744,071
4.38%, 3/22/2028	2,272,000	2,200,091
4.55%, 8/16/2028	2,080,000	2,019,534
4.58%, 12/10/2025	2,490,000	2,444,483
Security Description	Principal Amount	Value
4.65%, 3/24/2026	$2,245,000	$2,203,108
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	3,964,000	3,919,128
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	1,563,000	1,492,978
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	1,905,000	1,901,400
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	2,972,000	2,958,864
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	2,519,000	2,539,177
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (c)	2,053,000	2,080,469
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	2,524,000	2,538,437
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	1,918,000	2,154,106
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	343,000	328,292
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (c)	1,773,000	1,640,415
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	1,941,000	1,934,595
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (c)	1,806,000	1,900,002
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	751,000	700,142
4.65%, 1/27/2026 (a)	2,240,000	2,198,448
4.70%, 1/27/2028	4,152,000	4,001,365
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	5,314,000	5,091,662
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	4,972,000	4,599,896
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	1,955,000	1,799,832
2.05%, 7/17/2030 (a)	1,513,000	1,263,128
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	2,831,000	2,327,620
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	2,497,000	2,320,287
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	1,519,000	1,257,641
2.56%, 2/25/2030 (a)	1,409,000	1,227,408
2.76%, 9/13/2026	1,787,000	1,693,165
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,571,000	1,327,354
3.20%, 7/18/2029	2,968,000	2,705,213
3.29%, 7/25/2027	805,000	763,035
3.68%, 2/22/2027	1,185,000	1,143,383
3.74%, 3/7/2029	2,382,000	2,250,037
3.85%, 3/1/2026	3,963,000	3,867,888
3.96%, 3/2/2028 (a)	1,076,000	1,035,241
4.05%, 9/11/2028 (a)	1,395,000	1,345,784

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	$1,108,000	$1,072,101
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (c)	602,000	562,063
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (c)	1,571,000	1,560,333
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (a) (c)	1,825,000	1,797,917
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	777,000	777,389
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (a) (c)	4,307,000	4,296,663
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	4,124,000	4,130,021
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (c)	1,273,000	1,278,639
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	1,577,000	1,585,831
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	1,963,000	1,954,834
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (c)	1,968,000	1,979,946
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	1,497,000	1,511,222
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (c)	1,081,000	1,090,091
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	2,049,000	1,893,665
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	3,283,000	3,037,727
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (a) (c)	1,930,000	1,578,933
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (c)	1,569,000	1,269,870
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,627,000	1,355,324
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (a) (c)	899,000	729,808
2.56%, 9/13/2031	1,520,000	1,235,623
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	2,607,000	2,228,907
2.84%, 9/13/2026	1,021,000	967,112
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,884,000	1,664,514
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	1,401,000	1,261,741
3.17%, 9/11/2027	1,545,000	1,449,581
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (a) (c)	1,420,000	1,292,072
3.66%, 2/28/2027	1,071,000	1,028,396
4.02%, 3/5/2028	1,872,000	1,799,628
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (c)	$1,112,000	$1,064,862
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c) (d)	1,685,000	1,682,523
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	1,792,000	1,789,599
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (a) (c)	2,195,000	2,199,631
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (c)	723,000	719,371
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c) (d)	2,300,000	2,290,501
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	1,871,000	1,890,234
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (c)	1,035,000	1,042,856
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (c)	990,000	1,003,197
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	1,789,000	1,813,670
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	1,379,000	1,398,127
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	2,292,000	2,323,194
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	4,369,000	4,087,112
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	4,728,000	4,372,218
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	5,662,000	5,277,607
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	4,678,000	3,759,896
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	3,628,000	2,915,606
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	5,284,000	4,322,629
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	3,364,000	3,135,988
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	4,919,000	3,892,946
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	3,960,000	3,276,029
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	5,935,000	5,202,680
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	3,831,000	3,256,771
Series MTN, 3.13%, 7/27/2026	9,151,000	8,749,912
3.59%, 7/22/2028 (c)	4,149,000	3,944,952
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	4,614,000	4,231,361
3.63%, 1/20/2027	4,235,000	4,082,836

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	$4,769,000	$4,540,517
Series GMTN, 3.88%, 1/27/2026 (a)	11,059,000	10,810,504
3.95%, 4/23/2027	4,778,000	4,614,640
Series GMTN, 4.00%, 7/23/2025 (a)	110,000	108,351
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	4,001,000	3,890,012
Series GMTN, 4.35%, 9/8/2026	3,170,000	3,100,165
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	4,696,000	4,539,764
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	2,784,000	2,756,800
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	3,206,000	3,090,969
5.00%, 11/24/2025	6,613,000	6,564,659
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	2,942,000	2,925,819
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	200,000	199,214
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	3,882,000	3,868,529
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	2,310,000	2,303,047
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	4,397,000	4,330,078
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	2,388,000	2,287,107
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	2,897,000	2,881,588
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	2,917,000	2,934,327
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	3,655,000	3,646,557
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	5,890,000	5,946,838
SOFR + 1.26%, 5.66%, 4/18/2030 (a) (c)	7,664,000	7,791,912
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	13,568,000	13,924,160
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,527,000	1,512,539
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	2,827,000	2,810,914
SOFR + 1.77%, 6.14%, 10/16/2026 (c)	4,843,000	4,875,448
Series MTN, 6.25%, 8/9/2026	1,716,000	1,746,184
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	3,077,000	3,172,633
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (c)	4,665,000	4,952,737
Security Description	Principal Amount	Value
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	$3,002,000	$3,131,746
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	3,253,000	3,513,435
7.25%, 4/1/2032 (a)	1,862,000	2,112,309
Morgan Stanley Bank NA:
4.75%, 4/21/2026	7,539,000	7,472,732
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	2,601,000	2,581,519
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	3,405,000	3,428,495
5.88%, 10/30/2026	2,498,000	2,527,851
National Australia Bank Ltd.:
2.50%, 7/12/2026 (a)	2,375,000	2,255,276
3.38%, 1/14/2026	1,594,000	1,551,950
3.91%, 6/9/2027 (a)	2,601,000	2,525,363
4.75%, 12/10/2025	1,525,000	1,515,942
4.79%, 1/10/2029	1,789,000	1,777,711
4.90%, 6/13/2028 (a)	1,429,000	1,427,214
4.94%, 1/12/2028	1,884,000	1,883,943
4.97%, 1/12/2026	1,598,000	1,590,489
5.09%, 6/11/2027	3,670,000	3,677,303
National Bank of Canada:
5.60%, 12/18/2028	1,878,000	1,896,292
SOFR + 1.04%, 5.60%, 7/2/2027 (c) (d)	2,390,000	2,389,116
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (a) (c)	2,163,000	2,002,808
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	2,053,000	1,719,511
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (c)	1,757,000	1,643,902
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (a) (c)	1,827,000	1,746,484
4.80%, 4/5/2026	2,471,000	2,440,483
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	2,628,000	2,569,790
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	2,787,000	2,739,454
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	1,774,000	1,774,000
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	4,123,000	4,127,700
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	2,390,000	2,399,751
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (a) (c)	1,634,000	1,654,817
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (c)	1,623,000	1,626,782
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	1,076,000	1,101,458
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	1,814,000	1,843,060

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (c)	$2,709,000	$2,768,896
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	616,000	523,181
3.15%, 5/3/2029 (a)	1,324,000	1,222,966
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,845,000	1,742,861
3.65%, 8/3/2028 (a)	1,237,000	1,182,461
3.95%, 10/30/2025	2,125,000	2,082,606
4.00%, 5/10/2027	1,574,000	1,536,649
6.13%, 11/2/2032 (a)	1,911,000	2,004,238
PNC Bank NA:
2.70%, 10/22/2029	1,905,000	1,660,474
3.10%, 10/25/2027	1,867,000	1,746,186
3.25%, 1/22/2028	1,962,000	1,834,843
4.05%, 7/26/2028 (a)	1,889,000	1,794,777
4.20%, 11/1/2025	1,699,000	1,666,039
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026 (a)	961,000	882,294
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (c)	1,548,000	1,280,862
2.55%, 1/22/2030 (a)	2,810,000	2,463,471
2.60%, 7/23/2026	1,650,000	1,562,468
3.15%, 5/19/2027 (a)	1,970,000	1,870,279
3.45%, 4/23/2029	3,097,000	2,871,755
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (c)	2,769,000	2,566,060
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	1,882,000	1,859,435
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	2,422,000	2,339,822
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	1,541,000	1,538,689
SOFR + 1.62%, 5.35%, 12/2/2028 (a) (c)	1,504,000	1,505,293
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	2,855,000	2,871,559
SOFR + 1.84%, 5.58%, 6/12/2029 (a) (c)	3,552,000	3,590,468
SOFR + 1.90%, 5.68%, 1/22/2035 (a) (c)	2,387,000	2,399,245
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	1,673,000	1,714,156
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	2,358,000	2,430,556
SOFR + 1.73%, 6.62%, 10/20/2027 (a) (c)	1,778,000	1,820,850
SOFR + 2.28%, 6.88%, 10/20/2034 (a) (c)	3,674,000	4,003,007
Regions Financial Corp.:
1.80%, 8/12/2028 (a)	539,000	465,507
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	1,775,000	1,773,491
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	$2,304,000	$2,155,738
Series GMTN, 1.15%, 7/14/2026 (a)	1,025,000	944,886
1.20%, 4/27/2026	2,642,000	2,454,920
Series GMTN, 1.40%, 11/2/2026	1,680,000	1,538,208
2.05%, 1/21/2027	541,000	502,329
Series GMTN, 2.30%, 11/3/2031 (a)	2,175,000	1,800,639
3.63%, 5/4/2027	3,231,000	3,101,178
3.88%, 5/4/2032	1,924,000	1,761,403
Series GMTN, 4.24%, 8/3/2027	1,364,000	1,327,677
Series GMTN, 4.65%, 1/27/2026	2,643,000	2,606,764
Series GMTN, 4.88%, 1/12/2026	1,159,000	1,150,655
Series GMTN, 4.88%, 1/19/2027	2,191,000	2,176,912
Series GMTN, 4.90%, 1/12/2028	1,339,000	1,329,145
Series GMTN, 4.95%, 2/1/2029 (a)	1,839,000	1,831,184
Series GMTN, 5.00%, 2/1/2033	2,574,000	2,536,831
Series GMTN, 5.00%, 5/2/2033 (a)	1,701,000	1,677,169
Series GMTN, 5.15%, 2/1/2034 (a)	1,631,000	1,619,648
Series GMTN, 5.20%, 7/20/2026	3,269,000	3,264,162
Series GMTN, 5.20%, 8/1/2028 (a)	1,059,000	1,066,064
Series MTN, 6.00%, 11/1/2027	2,242,000	2,298,005
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	1,777,000	1,637,470
3.24%, 10/5/2026	1,776,000	1,683,062
4.40%, 7/13/2027	300,000	289,941
4.50%, 7/17/2025	1,657,000	1,633,388
SOFR + 2.33%, 5.81%, 9/9/2026 (a) (c)	1,782,000	1,775,692
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (c)	980,000	984,430
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	1,961,000	1,977,786
SOFR + 2.14%, 6.34%, 5/31/2035 (c)	1,320,000	1,317,307
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	1,808,000	1,840,490
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	1,420,000	1,453,285
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	1,988,000	2,153,342

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	$1,935,000	$1,841,694
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	1,854,000	1,713,522
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	2,641,000	2,437,379
SOFR + 1.48%, 2.90%, 3/15/2032 (a) (c)	1,706,000	1,434,951
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	1,495,000	1,412,147
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	1,699,000	1,744,499
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	2,549,000	2,581,933
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	443,000	435,044
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	2,307,000	2,156,122
1.40%, 9/17/2026	3,239,000	2,974,082
1.47%, 7/8/2025	9,198,000	8,831,276
1.71%, 1/12/2031	1,847,000	1,479,872
1.90%, 9/17/2028	3,211,000	2,812,900
2.13%, 7/8/2030	1,984,000	1,658,485
2.14%, 9/23/2030 (a)	1,412,000	1,174,516
2.17%, 1/14/2027	1,506,000	1,397,176
2.22%, 9/17/2031	1,405,000	1,142,911
2.47%, 1/14/2029	608,000	541,199
2.63%, 7/14/2026	3,505,000	3,320,602
2.72%, 9/27/2029	1,364,000	1,207,631
2.75%, 1/15/2030	1,726,000	1,514,203
3.01%, 10/19/2026	2,404,000	2,282,790
3.04%, 7/16/2029	3,705,000	3,340,391
3.20%, 9/17/2029	876,000	794,103
3.35%, 10/18/2027	1,378,000	1,300,115
3.36%, 7/12/2027 (a)	2,971,000	2,818,380
3.45%, 1/11/2027	2,002,000	1,918,356
3.54%, 1/17/2028	1,223,000	1,158,267
3.78%, 3/9/2026	2,607,000	2,538,514
3.94%, 7/19/2028 (a)	810,000	775,251
4.31%, 10/16/2028 (a)	568,000	554,073
5.46%, 1/13/2026 (a)	2,792,000	2,791,693
5.52%, 1/13/2028	2,899,000	2,929,353
5.71%, 1/13/2030	2,319,000	2,364,128
5.72%, 9/14/2028 (a)	1,817,000	1,851,777
5.77%, 1/13/2033 (a)	2,966,000	3,047,862
5.78%, 7/13/2033	1,314,000	1,351,791
5.80%, 7/13/2028	1,352,000	1,379,851
5.81%, 9/14/2033 (a)	1,823,000	1,890,287
5.85%, 7/13/2030	3,632,000	3,726,178
5.88%, 7/13/2026	944,000	952,515
Security Description	Principal Amount	Value
Synchrony Bank:
5.40%, 8/22/2025	$1,443,000	$1,432,033
5.63%, 8/23/2027	1,954,000	1,934,030
Synovus Bank 5.63%, 2/15/2028	1,316,000	1,275,428
Synovus Financial Corp. 5.20%, 8/11/2025	1,496,000	1,474,981
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	1,731,000	1,638,236
Series MTN, 0.75%, 1/6/2026	1,867,000	1,745,178
Series MTN, 1.20%, 6/3/2026 (a)	2,663,000	2,466,550
Series MTN, 1.25%, 9/10/2026	2,706,000	2,482,106
1.95%, 1/12/2027 (a)	1,949,000	1,809,140
Series MTN, 2.00%, 9/10/2031 (a)	1,572,000	1,279,718
Series GMTN, 2.45%, 1/12/2032	1,809,000	1,489,078
Series MTN, 2.80%, 3/10/2027	2,351,000	2,208,224
Series MTN, 3.20%, 3/10/2032	1,996,000	1,727,378
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	2,513,000	2,391,697
4.11%, 6/8/2027	1,008,000	978,133
4.46%, 6/8/2032 (a)	3,419,000	3,221,963
Series MTN, 4.69%, 9/15/2027	2,475,000	2,438,618
Series GMTN, 4.98%, 4/5/2027 (a)	1,695,000	1,686,372
Series GMTN, 4.99%, 4/5/2029	1,759,000	1,743,151
5.10%, 1/9/2026 (a)	1,786,000	1,779,213
5.16%, 1/10/2028 (a)	1,828,000	1,826,300
5.26%, 12/11/2026	3,546,000	3,542,170
Series MTN, 5.52%, 7/17/2028	1,982,000	2,005,546
Series MTN, 5.53%, 7/17/2026	2,801,000	2,809,431
Truist Bank:
2.25%, 3/11/2030	2,136,000	1,781,146
3.30%, 5/15/2026	1,915,000	1,834,781
3.63%, 9/16/2025	1,862,000	1,813,458
3.80%, 10/30/2026	1,954,000	1,878,771
4.05%, 11/3/2025	1,404,000	1,379,851
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,377,000	1,214,776
Series MTN, 1.20%, 8/5/2025 (a)	1,986,000	1,892,380
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	1,799,000	1,672,027
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (c)	1,835,000	1,607,203

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 1.95%, 6/5/2030	$1,424,000	$1,178,289
Series MTN, 3.88%, 3/19/2029 (a)	1,927,000	1,797,043
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a) (c)	1,480,000	1,427,134
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (c)	2,352,000	2,313,521
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	2,448,000	2,401,170
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	1,665,000	1,543,005
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	2,167,000	2,074,296
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (a) (c)	2,415,000	2,407,441
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	3,048,000	3,035,290
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	2,237,000	2,255,925
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	1,854,000	1,858,338
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	2,388,000	2,404,764
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	1,786,000	1,825,846
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	2,950,000	3,132,281
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	1,773,000	1,428,435
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (c)	1,681,000	1,554,152
Series V, 2.38%, 7/22/2026	1,845,000	1,741,477
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	2,356,000	1,856,410
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	1,614,000	1,334,262
Series DMTN, 3.00%, 7/30/2029	1,966,000	1,759,157
Series MTN, 3.10%, 4/27/2026 (a)	2,012,000	1,929,146
Series X, 3.15%, 4/27/2027	1,961,000	1,866,009
Series MTN, 3.90%, 4/26/2028	1,482,000	1,420,275
Series MTN, 3.95%, 11/17/2025	2,486,000	2,439,064
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (a) (c)	1,912,000	1,869,496
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (c)	3,733,000	3,654,682
SOFR + 1.60%, 4.84%, 2/1/2034 (a) (c)	4,478,000	4,243,218
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (a) (c)	2,540,000	2,407,183
SOFR + 1.56%, 5.38%, 1/23/2030 (a) (c)	2,321,000	2,326,222
Security Description	Principal Amount	Value
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	$2,774,000	$2,786,982
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	2,993,000	2,999,046
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	3,063,000	3,109,772
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (c)	2,635,000	2,671,706
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	2,423,000	2,461,453
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	2,674,000	2,752,535
UBS AG:
1.25%, 6/1/2026	1,639,000	1,516,468
1.25%, 8/7/2026	2,381,000	2,187,544
5.00%, 7/9/2027	2,007,000	1,990,703
5.65%, 9/11/2028	2,517,000	2,561,853
5.80%, 9/11/2025	1,481,000	1,486,006
7.50%, 2/15/2028	4,193,000	4,486,216
UBS Group AG 4.55%, 4/17/2026	3,250,000	3,194,360
Wachovia Corp. 7.57%, 8/1/2026 (a) (e)	676,000	703,892
Webster Financial Corp. 4.10%, 3/25/2029	1,256,000	1,165,468
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	5,091,000	4,690,695
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	4,148,000	3,588,684
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	5,783,000	5,127,150
3.00%, 4/22/2026	6,025,000	5,777,794
3.00%, 10/23/2026	6,542,000	6,215,227
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	3,891,000	3,726,333
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a) (c)	7,747,000	6,725,171
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	7,523,000	7,174,309
Series MTN, 3.55%, 9/29/2025	3,462,000	3,379,916
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	5,763,000	5,488,278
Series MTN, 4.10%, 6/3/2026	3,508,000	3,418,686
Series MTN, 4.15%, 1/24/2029	3,599,000	3,459,323
Series GMTN, 4.30%, 7/22/2027	4,156,000	4,046,947
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	3,720,000	3,563,611

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (c)	$2,350,000	$2,320,625
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	4,756,000	4,686,990
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	7,156,000	6,888,723
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	3,873,000	3,856,346
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	6,571,000	6,499,376
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,806,000	5,792,008
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	7,090,000	7,089,007
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	7,205,000	7,272,079
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	13,711,000	13,834,399
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	4,069,000	4,220,652
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	5,229,000	5,577,722
Series B, 7.95%, 11/15/2029	1,656,000	1,841,422
Wells Fargo Bank NA:
4.81%, 1/15/2026	3,060,000	3,039,743
5.25%, 12/11/2026	5,875,000	5,878,819
5.45%, 8/7/2026	15,211,000	15,257,850
5.55%, 8/1/2025	3,328,000	3,332,992
Westpac Banking Corp.:
1.15%, 6/3/2026	6,102,000	5,668,087
1.95%, 11/20/2028	1,448,000	1,279,337
2.15%, 6/3/2031 (a)	1,932,000	1,616,118
2.65%, 1/16/2030	1,331,000	1,185,309
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,482,000	1,224,058
2.70%, 8/19/2026	1,019,000	969,711
2.85%, 5/13/2026	3,068,000	2,941,997
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	2,057,000	1,689,003
3.35%, 3/8/2027 (a)	2,035,000	1,952,094
3.40%, 1/25/2028	1,089,000	1,035,432
3.74%, 8/26/2025	1,347,000	1,323,899
4.04%, 8/26/2027 (a)	1,631,000	1,590,926
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	1,821,000	1,683,005
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	2,504,000	2,416,435
5.05%, 4/16/2029	2,147,000	2,152,368
5.20%, 4/16/2026	3,988,000	3,989,715
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	1,258,000	1,228,852
5.51%, 11/17/2025	1,862,000	1,870,453
5.54%, 11/17/2028	2,064,000	2,111,410
6.82%, 11/17/2033 (a)	1,793,000	1,926,507
Security Description	Principal Amount	Value
Wintrust Financial Corp. 4.85%, 6/6/2029	$641,000	$584,182
Zions Bancorp NA 3.25%, 10/29/2029	1,626,000	1,357,564
		2,272,320,109
BEVERAGES — 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,134,000	1,982,358
4.00%, 4/13/2028	2,223,000	2,160,423
4.75%, 1/23/2029 (a)	6,590,000	6,551,448
4.90%, 1/23/2031 (a)	1,466,000	1,472,245
5.00%, 6/15/2034 (a)	2,129,000	2,112,820
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	250,000	244,708
Coca-Cola Co.:
1.00%, 3/15/2028	1,029,000	903,030
1.38%, 3/15/2031 (a)	2,092,000	1,679,709
1.45%, 6/1/2027 (a)	2,164,000	1,977,571
1.50%, 3/5/2028 (a)	643,000	574,971
1.65%, 6/1/2030	2,408,000	2,018,867
2.00%, 3/5/2031	2,924,000	2,449,318
2.13%, 9/6/2029 (a)	1,512,000	1,331,195
2.25%, 1/5/2032 (a)	3,017,000	2,541,430
2.90%, 5/25/2027	1,035,000	981,708
3.38%, 3/25/2027	1,536,000	1,483,346
3.45%, 3/25/2030	1,650,000	1,542,899
5.00%, 5/13/2034	2,680,000	2,688,817
Coca-Cola Consolidated, Inc.:
3.80%, 11/25/2025	1,518,000	1,484,118
5.25%, 6/1/2029 (a)	600,000	602,496
5.45%, 6/1/2034	765,000	771,824
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (a)	1,147,000	888,546
2.75%, 1/22/2030 (a)	1,856,000	1,646,161
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,685,000	1,382,997
2.88%, 5/1/2030	1,553,000	1,370,911
3.50%, 5/9/2027	1,158,000	1,105,380
3.60%, 2/15/2028	400,000	379,084
3.70%, 12/6/2026	1,726,000	1,666,885
4.35%, 5/9/2027	1,412,000	1,378,239
4.40%, 11/15/2025	1,683,000	1,660,313
4.75%, 12/1/2025	1,724,000	1,705,570
4.75%, 5/9/2032 (a)	1,868,000	1,796,101
4.90%, 5/1/2033	1,920,000	1,853,184
Diageo Capital PLC:
1.38%, 9/29/2025	1,658,000	1,578,101
2.00%, 4/29/2030	1,216,000	1,036,640
2.13%, 4/29/2032	1,577,000	1,279,278
2.38%, 10/24/2029 (a)	1,832,000	1,618,462
3.88%, 5/18/2028	4,616,000	4,444,377
5.30%, 10/24/2027	1,987,000	2,004,148
5.38%, 10/5/2026	1,739,000	1,748,251
5.50%, 1/24/2033 (a)	705,000	724,324

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.63%, 10/5/2033	$1,265,000	$1,313,336
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	1,218,000	1,013,388
2.55%, 9/15/2026	1,415,000	1,334,854
3.20%, 5/1/2030 (a)	1,844,000	1,662,237
3.40%, 11/15/2025	1,539,000	1,497,693
3.43%, 6/15/2027	855,000	815,131
3.95%, 4/15/2029	1,879,000	1,786,704
4.05%, 4/15/2032 (a)	1,886,000	1,750,906
4.60%, 5/25/2028	1,343,000	1,315,939
5.05%, 3/15/2029	1,794,000	1,791,506
5.10%, 3/15/2027	1,652,000	1,652,463
Series 10, 5.20%, 3/15/2031	972,000	969,900
5.30%, 3/15/2034	1,157,000	1,151,180
Molson Coors Beverage Co. 3.00%, 7/15/2026	3,160,000	3,025,447
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	2,335,000	2,307,821
4.65%, 2/16/2027	2,223,000	2,205,616
4.70%, 2/16/2034	2,945,000	2,867,046
PepsiCo, Inc.:
1.40%, 2/25/2031	1,401,000	1,125,563
1.63%, 5/1/2030	1,767,000	1,479,173
1.95%, 10/21/2031 (a)	524,000	431,509
2.38%, 10/6/2026	794,000	750,394
2.63%, 3/19/2027	3,389,000	3,193,522
2.63%, 7/29/2029	101,000	91,359
2.75%, 3/19/2030	2,020,000	1,809,011
2.85%, 2/24/2026	467,000	451,206
3.00%, 10/15/2027	2,015,000	1,905,203
3.50%, 7/17/2025	471,000	462,616
3.60%, 2/18/2028 (a)	1,597,000	1,535,468
3.90%, 7/18/2032	1,052,000	982,126
4.45%, 5/15/2028 (a)	1,137,000	1,129,075
4.55%, 2/13/2026 (a)	567,000	563,252
5.13%, 11/10/2026	1,413,000	1,419,330
5.25%, 11/10/2025 (a)	1,441,000	1,445,525
7.00%, 3/1/2029 (a)	1,204,000	1,315,129
		117,372,881
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	1,369,000	1,197,560
2.00%, 1/15/2032 (a)	1,849,000	1,488,870
2.20%, 2/21/2027	2,287,000	2,121,741
2.30%, 2/25/2031	2,278,000	1,914,659
2.45%, 2/21/2030	4,824,000	4,207,348
2.60%, 8/19/2026	1,985,000	1,880,768
3.00%, 2/22/2029 (a)	2,459,000	2,260,731
3.20%, 11/2/2027	1,755,000	1,654,035
3.35%, 2/22/2032	1,752,000	1,554,374
4.05%, 8/18/2029 (a)	2,112,000	2,020,044
4.20%, 3/1/2033	1,472,000	1,363,499
5.15%, 3/2/2028	5,262,000	5,261,579
Security Description	Principal Amount	Value
5.25%, 3/2/2030	$3,512,500	$3,538,352
5.25%, 3/2/2033	6,068,000	6,050,099
5.51%, 3/2/2026	941,000	940,972
Biogen, Inc.:
2.25%, 5/1/2030	2,019,000	1,718,108
4.05%, 9/15/2025	1,836,000	1,803,870
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,613,000	1,527,446
3.70%, 3/15/2032 (a)	1,874,000	1,657,853
Gilead Sciences, Inc.:
1.20%, 10/1/2027	1,073,000	951,300
1.65%, 10/1/2030 (a)	1,725,000	1,420,555
2.95%, 3/1/2027	2,387,000	2,265,836
3.65%, 3/1/2026	4,089,000	3,976,798
5.25%, 10/15/2033 (a)	1,895,000	1,907,602
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,611,000	1,330,670
5.80%, 12/12/2025	1,496,000	1,497,511
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,606,000	1,321,802
Royalty Pharma PLC:
1.20%, 9/2/2025	1,824,900	1,733,108
1.75%, 9/2/2027	1,736,000	1,559,362
2.15%, 9/2/2031 (a)	1,760,000	1,413,720
2.20%, 9/2/2030	1,918,000	1,599,305
5.15%, 9/2/2029	2,155,000	2,136,812
		67,276,289
BUILDING MATERIALS — 0.0% (f)
Lennox International, Inc. 1.70%, 8/1/2027	15,000	13,484
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	606,000	577,227
1.85%, 5/15/2027	1,341,000	1,231,360
2.05%, 5/15/2030 (a)	1,666,000	1,427,379
4.60%, 2/8/2029 (a)	1,686,000	1,668,601
4.75%, 2/8/2031 (a)	1,330,000	1,316,181
4.80%, 3/3/2033 (a)	250,000	246,195
4.85%, 2/8/2034 (a)	1,848,000	1,813,849
Albemarle Corp.:
4.65%, 6/1/2027	1,797,000	1,767,619
5.05%, 6/1/2032 (a)	1,518,000	1,458,327
Cabot Corp. 5.00%, 6/30/2032	1,185,000	1,153,787
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,390,000	1,275,895
6.17%, 7/15/2027 (a)	2,509,000	2,546,434
6.33%, 7/15/2029	1,694,000	1,742,719
6.35%, 11/15/2028	1,021,000	1,048,822
6.38%, 7/15/2032 (a)	1,976,000	2,031,802
6.55%, 11/15/2030	1,755,000	1,834,572
6.70%, 11/15/2033	1,412,000	1,483,716
CF Industries, Inc. 5.15%, 3/15/2034	382,000	366,437

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Dow Chemical Co.:
5.15%, 2/15/2034 (a)	$1,465,000	$1,434,235
6.30%, 3/15/2033 (a)	1,378,000	1,453,790
7.38%, 11/1/2029	1,743,000	1,918,816
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	2,884,000	2,845,239
4.73%, 11/15/2028	4,055,000	4,038,577
Eastman Chemical Co.:
4.50%, 12/1/2028 (a)	991,000	963,133
5.63%, 2/20/2034	1,916,000	1,903,661
5.75%, 3/8/2033	1,408,000	1,420,390
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	1,048,000	833,925
1.65%, 2/1/2027	1,496,000	1,376,410
2.13%, 2/1/2032 (a)	1,570,000	1,288,860
2.70%, 11/1/2026	1,235,000	1,169,508
3.25%, 12/1/2027	1,157,000	1,092,208
4.80%, 3/24/2030 (a)	1,773,000	1,765,004
5.25%, 1/15/2028	1,043,000	1,053,315
EIDP, Inc.:
1.70%, 7/15/2025	1,631,000	1,569,544
2.30%, 7/15/2030 (a)	1,915,000	1,648,164
4.50%, 5/15/2026	1,598,000	1,576,219
4.80%, 5/15/2033	1,274,000	1,228,671
FMC Corp.:
3.20%, 10/1/2026	1,360,000	1,289,742
3.45%, 10/1/2029	1,458,000	1,311,865
5.65%, 5/18/2033 (a)	1,996,000	1,966,120
Huntsman International LLC:
2.95%, 6/15/2031	1,618,000	1,324,252
4.50%, 5/1/2029	1,544,000	1,462,708
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	1,148,000	1,107,464
Linde, Inc.:
1.10%, 8/10/2030	150,000	120,776
3.20%, 1/30/2026	1,281,000	1,242,532
4.70%, 12/5/2025	1,057,000	1,050,605
LYB International Finance II BV 3.50%, 3/2/2027 (a)	150,000	143,688
LYB International Finance III LLC:
1.25%, 10/1/2025	1,274,000	1,205,981
2.25%, 10/1/2030 (a)	1,508,000	1,274,094
5.50%, 3/1/2034	1,789,000	1,770,001
5.63%, 5/15/2033	1,498,000	1,516,560
Mosaic Co.:
4.05%, 11/15/2027	1,287,000	1,235,018
5.38%, 11/15/2028	622,000	624,320
NewMarket Corp. 2.70%, 3/18/2031	1,157,000	963,284
Nutrien Ltd.:
4.00%, 12/15/2026	398,000	385,017
4.20%, 4/1/2029 (a)	1,333,000	1,275,135
4.90%, 3/27/2028 (a)	1,832,000	1,810,676
5.20%, 6/21/2027	740,000	739,245
Security Description	Principal Amount	Value
5.40%, 6/21/2034	$1,850,000	$1,822,324
5.95%, 11/7/2025	1,864,000	1,874,718
PPG Industries, Inc.:
1.20%, 3/15/2026	2,360,000	2,198,222
2.55%, 6/15/2030	959,000	836,066
2.80%, 8/15/2029	536,000	482,663
3.75%, 3/15/2028	611,000	584,061
Rohm & Haas Co. 7.85%, 7/15/2029	1,850,000	2,046,063
RPM International, Inc.:
2.95%, 1/15/2032	562,000	470,124
3.75%, 3/15/2027	495,000	474,829
4.55%, 3/1/2029	1,192,000	1,152,140
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	128,633
2.95%, 8/15/2029	1,594,000	1,436,736
3.45%, 8/1/2025	1,709,000	1,670,530
3.45%, 6/1/2027	1,865,000	1,777,252
3.95%, 1/15/2026	1,818,000	1,779,695
4.25%, 8/8/2025	1,924,000	1,898,276
Westlake Corp.:
3.38%, 6/15/2030	1,657,000	1,494,945
3.60%, 8/15/2026 (a)	1,893,000	1,821,255
		103,338,206
COAL — 0.0% (f)
Teck Resources Ltd. 3.90%, 7/15/2030 (a)	1,424,000	1,321,173
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	3,114,000	2,520,191
1.70%, 5/15/2028 (a)	774,000	690,888
3.38%, 9/15/2025	640,000	626,362
Block Financial LLC:
2.50%, 7/15/2028	830,000	743,937
3.88%, 8/15/2030 (a)	1,852,000	1,698,062
5.25%, 10/1/2025	136,000	134,931
Cintas Corp. No. 2 4.00%, 5/1/2032	1,277,000	1,197,890
Cornell University 4.84%, 6/15/2034 (a)	1,167,000	1,160,301
Emory University Series 2020, 2.14%, 9/1/2030	835,000	711,712
Equifax, Inc.:
2.35%, 9/15/2031 (a)	1,778,000	1,459,062
2.60%, 12/15/2025	2,062,000	1,975,643
3.10%, 5/15/2030 (a)	1,555,000	1,388,149
5.10%, 12/15/2027 (a)	1,694,500	1,688,078
Global Payments, Inc.:
1.20%, 3/1/2026	1,999,000	1,860,969
2.15%, 1/15/2027	1,495,000	1,385,028
2.90%, 5/15/2030	2,396,000	2,086,868
2.90%, 11/15/2031 (a)	1,585,000	1,325,837
3.20%, 8/15/2029	1,818,000	1,634,509

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.45%, 6/1/2028	$616,000	$595,136
4.80%, 4/1/2026 (a)	1,934,000	1,909,883
4.95%, 8/15/2027	1,380,000	1,365,979
5.30%, 8/15/2029	1,899,000	1,885,821
5.40%, 8/15/2032 (a)	1,496,000	1,466,604
GXO Logistics, Inc.:
1.65%, 7/15/2026	1,960,000	1,807,218
2.65%, 7/15/2031	1,594,000	1,295,061
6.25%, 5/6/2029	1,792,000	1,824,525
6.50%, 5/6/2034	1,733,000	1,760,087
Johns Hopkins University Series A, 4.71%, 7/1/2032	911,000	894,766
Leland Stanford Junior University 1.29%, 6/1/2027	608,000	549,796
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,860,000	1,510,729
3.25%, 1/15/2028	1,177,000	1,112,912
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	1,012,000	872,071
2.65%, 10/1/2026 (a)	1,962,000	1,856,896
2.85%, 10/1/2029	2,399,000	2,163,994
3.90%, 6/1/2027	1,885,000	1,829,355
4.40%, 6/1/2032 (a)	1,179,000	1,122,809
5.15%, 6/1/2034	1,820,000	1,797,323
Quanta Services, Inc.:
2.35%, 1/15/2032	1,912,000	1,554,819
2.90%, 10/1/2030 (a)	1,823,000	1,605,261
RELX Capital, Inc.:
3.00%, 5/22/2030	2,054,000	1,842,828
4.00%, 3/18/2029	129,000	123,965
4.75%, 5/20/2032	1,509,000	1,461,044
S&P Global, Inc.:
1.25%, 8/15/2030	1,399,000	1,130,224
2.45%, 3/1/2027	1,983,000	1,854,006
2.50%, 12/1/2029 (a)	1,838,000	1,625,013
2.70%, 3/1/2029	1,468,000	1,329,847
2.90%, 3/1/2032	2,107,000	1,821,143
2.95%, 1/22/2027	1,735,000	1,645,422
4.25%, 5/1/2029	1,899,000	1,843,131
4.75%, 8/1/2028	1,107,000	1,098,952
5.25%, 9/15/2033 (b)	1,795,000	1,811,011
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,969,000	1,614,895
UL Solutions, Inc. 6.50%, 10/20/2028 (b)	1,454,000	1,512,989
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,507,000	1,449,191
5.25%, 6/5/2034	1,230,000	1,210,726
5.75%, 4/1/2033	1,894,000	1,948,131
Yale University Series 2020, 1.48%, 4/15/2030	1,351,000	1,128,585
		81,520,565
Security Description	Principal Amount	Value
COMPUTERS — 1.7%
Amdocs Ltd. 2.54%, 6/15/2030	$1,598,000	$1,361,320
Apple, Inc.:
0.55%, 8/20/2025	1,231,000	1,168,884
0.70%, 2/8/2026	3,241,000	3,027,677
1.20%, 2/8/2028	2,223,000	1,965,999
1.25%, 8/20/2030 (a)	2,798,000	2,291,226
1.40%, 8/5/2028	2,905,000	2,557,097
1.65%, 5/11/2030	3,286,000	2,767,962
1.65%, 2/8/2031	6,609,000	5,465,379
1.70%, 8/5/2031	1,770,000	1,447,488
2.05%, 9/11/2026	2,741,000	2,577,143
2.20%, 9/11/2029	2,506,000	2,222,822
2.45%, 8/4/2026	4,460,000	4,236,331
2.90%, 9/12/2027	2,196,000	2,074,561
3.00%, 6/20/2027	1,764,000	1,679,910
3.00%, 11/13/2027	2,117,000	2,005,540
3.20%, 5/11/2027	3,345,000	3,206,383
3.25%, 2/23/2026	3,667,000	3,566,231
3.25%, 8/8/2029	1,457,000	1,364,131
3.35%, 2/9/2027	3,391,000	3,270,382
3.35%, 8/8/2032 (a)	3,980,000	3,610,338
CGI, Inc.:
1.45%, 9/14/2026	1,507,000	1,381,045
2.30%, 9/14/2031	1,381,000	1,099,221
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	2,635,000	2,609,230
5.25%, 2/1/2028	1,292,000	1,300,540
5.30%, 10/1/2029 (a)	2,564,000	2,578,076
5.75%, 2/1/2033 (a)	1,636,000	1,681,841
5.85%, 7/15/2025	1,547,001	1,549,677
6.02%, 6/15/2026	3,810,000	3,850,119
6.10%, 7/15/2027	2,300,000	2,359,363
6.20%, 7/15/2030	1,778,000	1,865,620
Dell, Inc. 7.10%, 4/15/2028	486,000	517,867
DXC Technology Co.:
1.80%, 9/15/2026 (a)	1,491,000	1,368,827
2.38%, 9/15/2028 (a)	1,589,000	1,385,322
Fortinet, Inc.:
1.00%, 3/15/2026	1,927,000	1,788,853
2.20%, 3/15/2031	1,971,000	1,622,882
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,548,000	1,443,727
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	1,880,000	1,763,835
4.90%, 10/15/2025	2,288,000	2,270,474
HP, Inc.:
1.45%, 6/17/2026	1,799,000	1,668,591
2.65%, 6/17/2031 (a)	1,886,000	1,597,385
3.00%, 6/17/2027	1,793,000	1,686,711
4.20%, 4/15/2032	1,452,000	1,345,133

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.75%, 1/15/2028	$1,646,000	$1,628,766
5.50%, 1/15/2033 (a)	1,809,000	1,821,265
International Business Machines Corp.:
1.70%, 5/15/2027	2,143,000	1,954,073
1.95%, 5/15/2030 (a)	2,005,000	1,695,147
2.20%, 2/9/2027	1,139,000	1,059,680
2.72%, 2/9/2032 (a)	215,000	184,541
3.30%, 5/15/2026	6,680,000	6,454,817
3.30%, 1/27/2027	1,844,000	1,768,599
3.45%, 2/19/2026	1,873,300	1,820,623
3.50%, 5/15/2029	4,769,000	4,458,157
4.00%, 7/27/2025	1,425,000	1,404,765
4.15%, 7/27/2027	1,925,000	1,877,934
4.40%, 7/27/2032	1,841,000	1,750,368
4.50%, 2/6/2028 (a)	1,789,000	1,763,346
4.75%, 2/6/2033 (a)	1,444,000	1,404,781
5.88%, 11/29/2032 (a)	1,907,000	2,008,014
6.22%, 8/1/2027	1,861,000	1,921,464
6.50%, 1/15/2028	969,000	1,021,452
7.00%, 10/30/2025	1,360,000	1,390,151
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,191,000	1,098,042
2.70%, 10/15/2028 (a)	1,882,000	1,672,552
3.15%, 10/15/2031	1,649,000	1,382,159
Leidos, Inc.:
2.30%, 2/15/2031	1,880,000	1,548,030
4.38%, 5/15/2030	1,444,000	1,364,609
5.75%, 3/15/2033	1,910,000	1,925,834
NetApp, Inc.:
2.38%, 6/22/2027	163,000	150,540
2.70%, 6/22/2030	1,517,000	1,317,621
Teledyne FLIR LLC 2.50%, 8/1/2030	1,875,000	1,597,256
Western Digital Corp.:
2.85%, 2/1/2029	1,909,000	1,654,244
3.10%, 2/1/2032	1,848,000	1,502,978
		143,202,951
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.49%, 2/15/2027	1,934,000	1,810,901
2.70%, 2/15/2031	1,831,000	1,575,008
2.72%, 2/15/2030	2,469,000	2,180,621
5.90%, 3/15/2034	1,437,000	1,500,745
CRH America Finance, Inc. 5.40%, 5/21/2034	1,470,000	1,455,520
CRH SMW Finance DAC 5.20%, 5/21/2029	2,785,000	2,785,111
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,943,000	1,642,068
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,911,000	1,732,379
4.00%, 3/25/2032	903,000	819,933
5.88%, 6/1/2033	1,870,000	1,894,441
Security Description	Principal Amount	Value
Johnson Controls International PLC 3.90%, 2/14/2026	$1,890,000	$1,843,752
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	1,874,000	1,546,181
2.00%, 9/16/2031	1,387,000	1,120,960
4.90%, 12/1/2032	50,000	48,772
5.50%, 4/19/2029	1,929,000	1,950,971
Lennox International, Inc.:
1.35%, 8/1/2025	1,296,000	1,236,838
5.50%, 9/15/2028	1,098,000	1,109,968
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,694,000	1,402,107
Series CB, 2.50%, 3/15/2030	1,717,000	1,490,820
3.45%, 6/1/2027	1,243,000	1,187,972
3.50%, 12/15/2027	1,417,000	1,346,462
Masco Corp.:
2.00%, 10/1/2030	1,821,000	1,498,847
2.00%, 2/15/2031	1,649,000	1,343,770
3.50%, 11/15/2027	1,092,000	1,031,853
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	1,494,000	1,369,012
5.85%, 9/18/2028	1,402,000	1,430,405
Owens Corning:
3.40%, 8/15/2026	1,172,000	1,123,292
3.50%, 2/15/2030 (b)	450,000	409,972
3.88%, 6/1/2030	1,778,000	1,655,567
5.50%, 6/15/2027	560,000	565,040
5.70%, 6/15/2034	1,133,000	1,143,820
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	5,990,000	5,967,118
5.25%, 3/3/2033	1,280,000	1,288,256
Vulcan Materials Co.:
3.50%, 6/1/2030	1,726,000	1,575,959
3.90%, 4/1/2027 (a)	1,487,000	1,439,163
		53,523,604
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	1,993,000	1,970,579
5.00%, 3/22/2030	1,155,000	1,159,043
5.05%, 3/22/2028	1,905,000	1,915,001
5.35%, 3/22/2026	1,950,000	1,954,933
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	1,768,000	1,769,078
5.00%, 12/8/2033 (a)	1,575,000	1,575,394
		10,344,028
DISTRIBUTION & WHOLESALE — 0.0% (f)
LKQ Corp.:
5.75%, 6/15/2028	1,009,000	1,018,888

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.25%, 6/15/2033 (a)	$1,975,000	$2,029,905
		3,048,793
DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	1,725,000	1,625,674
2.45%, 10/29/2026	6,520,000	6,082,964
3.00%, 10/29/2028	6,009,000	5,461,280
3.30%, 1/30/2032	6,798,000	5,841,793
3.40%, 10/29/2033	2,447,000	2,054,208
3.65%, 7/21/2027	1,499,000	1,423,870
3.88%, 1/23/2028	1,962,000	1,860,192
4.45%, 10/1/2025	1,873,000	1,847,153
4.45%, 4/3/2026 (a)	1,427,000	1,400,658
5.10%, 1/19/2029 (a)	1,069,000	1,060,138
5.30%, 1/19/2034	1,449,000	1,420,426
5.75%, 6/6/2028 (a)	1,876,000	1,896,992
6.10%, 1/15/2027	1,788,000	1,815,803
6.15%, 9/30/2030	1,557,000	1,609,985
6.45%, 4/15/2027	2,393,000	2,449,307
6.50%, 7/15/2025	1,976,000	1,993,033
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,353,000	1,207,268
3.50%, 8/1/2025	50,000	48,896
Air Lease Corp.:
1.88%, 8/15/2026	1,390,000	1,289,016
2.10%, 9/1/2028	448,000	393,429
2.20%, 1/15/2027	1,583,000	1,461,995
Series MTN, 2.88%, 1/15/2026	2,529,000	2,426,323
Series MTN, 2.88%, 1/15/2032 (a)	1,467,000	1,227,498
Series MTN, 3.00%, 2/1/2030	455,000	402,884
3.13%, 12/1/2030	1,759,000	1,537,559
3.38%, 7/1/2025	1,913,000	1,869,403
3.63%, 4/1/2027 (a)	1,069,000	1,021,055
3.63%, 12/1/2027	1,880,000	1,773,611
Series GMTN, 3.75%, 6/1/2026	1,834,000	1,771,662
4.63%, 10/1/2028	1,525,000	1,479,006
5.10%, 3/1/2029 (a)	1,701,000	1,683,037
Series MTN, 5.20%, 7/15/2031	1,000,000	977,090
5.30%, 2/1/2028 (a)	1,391,000	1,387,968
Series MTN, 5.30%, 6/25/2026 (a)	630,000	627,952
5.85%, 12/15/2027	631,000	638,774
Aircastle Ltd. 4.25%, 6/15/2026	1,317,000	1,283,759
Ally Financial, Inc.:
2.20%, 11/2/2028 (a)	1,912,000	1,656,002
4.75%, 6/9/2027 (a)	1,700,000	1,658,401
Security Description	Principal Amount	Value
6.70%, 2/14/2033 (a)	$469,000	$465,858
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	1,895,000	1,948,704
SOFR + 3.26%, 6.99%, 6/13/2029 (a) (c)	1,737,000	1,803,840
7.10%, 11/15/2027	2,076,000	2,162,071
8.00%, 11/1/2031	3,794,000	4,188,919
American Express Co.:
1.65%, 11/4/2026	1,910,000	1,757,716
2.55%, 3/4/2027	2,952,000	2,759,323
3.13%, 5/20/2026 (a)	1,393,000	1,340,442
3.30%, 5/3/2027	2,352,000	2,238,069
3.95%, 8/1/2025	3,277,000	3,222,766
4.05%, 5/3/2029	1,598,000	1,542,054
4.20%, 11/6/2025	1,578,000	1,555,072
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	1,455,000	1,373,113
4.90%, 2/13/2026	1,769,000	1,757,714
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	1,748,000	1,687,379
SOFR + 1.84%, 5.04%, 5/1/2034 (a) (c)	1,821,000	1,780,738
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	2,672,000	2,660,457
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	2,138,000	2,141,442
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	1,652,000	1,653,883
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	2,184,000	2,208,963
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	1,737,000	1,740,682
SOFR + 0.75%, 5.65%, 4/23/2027 (c)	5,705,000	5,726,565
5.85%, 11/5/2027 (a)	1,288,000	1,319,067
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	1,894,000	1,927,827
SOFR + 1.33%, 6.34%, 10/30/2026 (c)	1,609,000	1,624,559
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,152,000	1,227,663
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	830,000	796,999
Ameriprise Financial, Inc.:
4.50%, 5/13/2032 (a)	1,025,000	986,665
5.70%, 12/15/2028	1,597,000	1,634,657
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	702,000	625,601
Apollo Global Management, Inc. 6.38%, 11/15/2033	824,000	870,622
BGC Group, Inc.:
6.60%, 6/10/2029 (b)	1,490,000	1,482,386
8.00%, 5/25/2028	2,734,000	2,882,894

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
BlackRock Funding, Inc.:
4.70%, 3/14/2029	$1,599,000	$1,591,469
5.00%, 3/14/2034	2,779,000	2,758,269
BlackRock, Inc.:
1.90%, 1/28/2031	1,716,000	1,422,615
2.10%, 2/25/2032	1,784,000	1,453,229
2.40%, 4/30/2030	1,754,000	1,531,119
3.25%, 4/30/2029	2,437,000	2,271,796
4.75%, 5/25/2033	1,838,000	1,801,185
Blue Owl Finance LLC 6.25%, 4/18/2034 (b)	1,696,000	1,701,851
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,749,000	1,798,357
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,440,000	1,154,794
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	1,339,000	1,133,356
3.90%, 1/25/2028	1,311,000	1,250,615
4.25%, 6/2/2026	1,538,000	1,503,795
4.35%, 4/15/2030	1,950,000	1,847,410
4.85%, 3/29/2029	1,226,000	1,204,398
6.35%, 1/5/2034 (a)	1,469,000	1,540,496
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	1,789,000	1,640,531
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,242,000	971,592
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	1,382,000	1,123,870
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	1,472,000	1,327,494
3.65%, 5/11/2027	1,128,000	1,078,515
3.75%, 7/28/2026	2,054,000	1,982,993
3.75%, 3/9/2027	1,861,000	1,787,025
3.80%, 1/31/2028	2,348,000	2,231,727
4.20%, 10/29/2025	3,616,000	3,539,377
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	6,261,000	6,179,607
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	2,629,000	2,606,023
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	1,675,000	1,643,426
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	1,547,000	1,493,830
SOFR + 2.08%, 5.47%, 2/1/2029 (a) (c)	1,986,000	1,977,718
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (c)	1,865,000	1,872,516
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	1,936,000	1,916,079
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	1,336,000	1,343,802
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	2,868,000	2,934,882
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	2,629,000	2,699,562
Security Description	Principal Amount	Value
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	$1,925,000	$1,988,486
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	2,872,000	3,158,999
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,301,000	1,063,086
3.00%, 3/16/2032	550,000	474,094
3.65%, 1/12/2027	1,101,000	1,062,014
Charles Schwab Corp.:
0.90%, 3/11/2026	5,138,000	4,767,550
1.15%, 5/13/2026	1,621,000	1,499,701
1.65%, 3/11/2031 (a)	934,000	750,544
1.95%, 12/1/2031 (a)	1,580,000	1,263,210
2.00%, 3/20/2028	1,950,000	1,749,930
2.30%, 5/13/2031	3,024,000	2,539,011
2.45%, 3/3/2027 (a)	1,992,000	1,857,759
2.75%, 10/1/2029	988,000	887,491
2.90%, 3/3/2032	1,826,000	1,561,248
3.20%, 1/25/2028 (a)	1,584,000	1,486,695
3.25%, 5/22/2029	2,458,000	2,264,875
3.30%, 4/1/2027	1,587,000	1,514,077
3.45%, 2/13/2026	1,870,000	1,815,097
4.00%, 2/1/2029 (a)	2,087,000	2,002,476
4.63%, 3/22/2030 (a)	1,481,000	1,456,267
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	1,736,000	1,758,377
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	1,867,000	1,902,622
5.88%, 8/24/2026 (a)	1,982,000	2,004,436
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	2,079,000	2,165,195
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	1,073,000	1,115,276
CI Financial Corp. 3.20%, 12/17/2030 (a)	1,585,000	1,249,915
CME Group, Inc.:
2.65%, 3/15/2032	1,773,000	1,520,135
3.75%, 6/15/2028	873,000	840,612
Credit Suisse USA LLC 7.13%, 7/15/2032	1,890,000	2,076,940
Discover Financial Services:
4.10%, 2/9/2027	10,000	9,612
4.50%, 1/30/2026	1,556,000	1,524,118
6.70%, 11/29/2032	1,809,000	1,885,720
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	1,783,000	2,005,073
Eaton Vance Corp. 3.50%, 4/6/2027	1,913,000	1,828,235
Enact Holdings, Inc. 6.25%, 5/28/2029	1,960,000	1,961,294
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	1,610,000	1,301,943
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	1,827,000	1,416,747
2.10%, 6/15/2030	1,645,000	1,396,177

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.10%, 9/15/2027	$653,000	$613,343
3.75%, 12/1/2025 (a)	3,912,000	3,825,075
3.75%, 9/21/2028 (a)	890,000	847,778
4.00%, 9/15/2027	4,771,000	4,615,227
4.35%, 6/15/2029	1,832,000	1,773,632
4.60%, 3/15/2033 (a)	2,423,000	2,313,408
5.25%, 6/15/2031	750,000	755,632
Invesco Finance PLC 3.75%, 1/15/2026	1,029,000	1,002,493
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	661,000	654,608
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	867,000	700,744
2.75%, 10/15/2032	1,383,000	1,105,294
4.15%, 1/23/2030	1,483,000	1,378,419
4.85%, 1/15/2027	1,841,000	1,816,791
5.88%, 7/21/2028 (a)	1,842,000	1,860,144
6.20%, 4/14/2034	2,234,000	2,263,980
6.45%, 6/8/2027	2,031,000	2,079,399
Lazard Group LLC:
3.63%, 3/1/2027	1,073,000	1,026,861
4.50%, 9/19/2028	1,101,000	1,063,115
6.00%, 3/15/2031	1,342,000	1,356,279
Legg Mason, Inc. 4.75%, 3/15/2026	580,000	576,102
LPL Holdings, Inc.:
5.70%, 5/20/2027	645,000	647,574
6.00%, 5/20/2034	1,539,000	1,535,445
6.75%, 11/17/2028	2,622,000	2,753,310
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	1,369,000	1,141,992
2.00%, 11/18/2031	1,782,000	1,464,234
2.95%, 11/21/2026	1,406,000	1,341,844
2.95%, 6/1/2029 (a)	1,687,000	1,550,640
3.30%, 3/26/2027	1,687,000	1,619,199
3.35%, 3/26/2030	2,444,000	2,261,189
3.50%, 2/26/2028	1,263,000	1,209,424
4.88%, 3/9/2028 (a)	1,147,000	1,153,068
4.88%, 5/9/2034	2,100,000	2,075,976
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	531,000	425,745
3.85%, 6/30/2026 (a)	1,667,000	1,622,908
5.35%, 6/28/2028	2,983,000	3,008,236
5.55%, 2/15/2034	100,000	100,186
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,966,000	1,817,665
1.85%, 7/16/2025	3,038,000	2,919,245
2.17%, 7/14/2028	1,670,000	1,474,426
2.33%, 1/22/2027	1,970,000	1,820,969
2.61%, 7/14/2031	1,141,000	938,712
2.68%, 7/16/2030	1,405,000	1,193,730
2.71%, 1/22/2029 (a)	1,705,000	1,514,910
3.00%, 1/22/2032	1,034,000	863,390
3.10%, 1/16/2030	2,164,000	1,911,028
Security Description	Principal Amount	Value
5.10%, 7/3/2025	$1,438,000	$1,428,754
5.39%, 7/6/2027 (a)	1,001,000	998,447
5.59%, 7/2/2027 (d)	1,210,000	1,210,738
5.61%, 7/6/2029	843,000	846,785
5.71%, 1/9/2026	1,828,000	1,828,932
5.78%, 7/3/2034 (d)	1,115,000	1,110,451
5.84%, 1/18/2028	539,000	545,700
6.07%, 7/12/2028 (a)	1,468,000	1,501,823
6.09%, 7/12/2033 (a)	1,297,000	1,348,102
6.18%, 1/18/2033 (a)	1,425,000	1,480,632
ORIX Corp.:
2.25%, 3/9/2031	622,000	519,787
3.70%, 7/18/2027 (a)	470,000	449,414
4.00%, 4/13/2032	466,000	430,202
5.00%, 9/13/2027 (a)	565,000	561,288
5.20%, 9/13/2032	974,000	976,153
Radian Group, Inc.:
4.88%, 3/15/2027	2,212,000	2,162,296
6.20%, 5/15/2029	585,000	590,868
Raymond James Financial, Inc. 4.65%, 4/1/2030	530,000	517,587
Stifel Financial Corp. 4.00%, 5/15/2030	638,000	587,190
Synchrony Financial:
2.88%, 10/28/2031	1,709,000	1,372,071
3.70%, 8/4/2026	1,920,000	1,831,584
3.95%, 12/1/2027	300,000	280,551
4.50%, 7/23/2025	1,837,000	1,806,120
5.15%, 3/19/2029 (a)	1,728,000	1,658,966
TPG Operating Group II LP 5.88%, 3/5/2034	1,804,000	1,812,461
Visa, Inc.:
0.75%, 8/15/2027 (a)	508,000	449,798
1.10%, 2/15/2031	1,541,000	1,227,422
1.90%, 4/15/2027	1,625,000	1,499,582
2.05%, 4/15/2030	3,985,000	3,423,474
2.75%, 9/15/2027 (a)	1,780,000	1,672,417
3.15%, 12/14/2025	4,321,500	4,203,955
Voya Financial, Inc.:
3.65%, 6/15/2026	1,393,000	1,344,496
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,711,000	1,483,865
Western Union Co.:
1.35%, 3/15/2026	1,489,000	1,388,269
2.75%, 3/15/2031	1,860,000	1,546,125
		376,290,808
ELECTRIC — 6.8%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	995,000	828,278
3.95%, 6/1/2028	105,000	99,725
4.70%, 5/15/2032	1,703,000	1,605,725
5.40%, 6/1/2033	2,199,000	2,139,957
5.45%, 5/15/2029	2,093,000	2,104,198
5.70%, 5/15/2034	1,770,000	1,757,734

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AEP Transmission Co. LLC:
3.10%, 12/1/2026	$630,000	$599,678
5.15%, 4/1/2034	1,457,000	1,425,267
AES Corp.:
1.38%, 1/15/2026	1,924,000	1,802,538
2.45%, 1/15/2031	1,162,000	956,698
5.45%, 6/1/2028 (a)	1,136,000	1,133,853
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (a)	1,623,000	1,321,690
3.05%, 3/15/2032	325,000	281,301
3.75%, 9/1/2027 (a)	1,114,000	1,073,729
3.94%, 9/1/2032	207,000	190,204
5.85%, 11/15/2033	709,000	737,927
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (e)	1,474,000	1,466,969
Ameren Corp.:
1.75%, 3/15/2028	420,000	370,516
3.50%, 1/15/2031 (a)	1,979,000	1,783,475
3.65%, 2/15/2026	2,218,000	2,150,684
5.00%, 1/15/2029 (a)	1,379,000	1,364,907
5.70%, 12/1/2026	708,000	713,423
Ameren Illinois Co.:
1.55%, 11/15/2030	1,348,000	1,090,599
3.85%, 9/1/2032	167,000	151,522
4.95%, 6/1/2033 (a)	925,000	902,948
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	1,558,000	1,464,598
2.30%, 3/1/2030	1,141,000	971,470
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	1,827,000	1,674,062
5.63%, 3/1/2033	385,000	384,115
5.75%, 11/1/2027	968,000	984,204
5.95%, 11/1/2032	1,237,000	1,266,750
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	2,387,000	2,004,054
Series X, 3.30%, 6/1/2027	1,640,000	1,549,898
Series BB, 4.50%, 8/1/2032	1,244,000	1,149,245
Arizona Public Service Co.:
2.20%, 12/15/2031	1,000	806
2.60%, 8/15/2029	979,000	866,327
6.35%, 12/15/2032	1,356,000	1,423,353
Atlantic City Electric Co. 2.30%, 3/15/2031	1,597,000	1,337,344
Avangrid, Inc. 3.80%, 6/1/2029 (a)	1,803,000	1,677,133
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	903,000	752,244
5.30%, 6/1/2034	1,980,000	1,967,843
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	1,560,000	1,241,323
3.25%, 4/15/2028	1,444,000	1,355,165
3.70%, 7/15/2030 (a)	1,305,000	1,213,963
Security Description	Principal Amount	Value
Black Hills Corp.:
2.50%, 6/15/2030	$1,309,000	$1,102,715
3.05%, 10/15/2029	1,576,000	1,401,836
3.95%, 1/15/2026	624,000	608,724
5.95%, 3/15/2028	305,000	311,661
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	1,288,000	1,083,607
Series Z, 2.40%, 9/1/2026	819,000	772,448
Series AA, 3.00%, 2/1/2027 (a)	613,000	584,863
Series AG, 3.00%, 3/1/2032	1,539,000	1,326,710
4.95%, 4/1/2033	1,986,000	1,936,032
5.15%, 3/1/2034	773,000	766,507
Series K2, 6.95%, 3/15/2033	857,000	953,738
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	780,000	724,877
5.25%, 8/10/2026	1,553,000	1,549,397
5.40%, 6/1/2029	1,465,000	1,470,523
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,603,000	1,542,904
CMS Energy Corp.:
3.00%, 5/15/2026	1,293,000	1,237,530
3.45%, 8/15/2027	414,000	393,958
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (c)	696,000	579,267
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	2,481,000	2,269,470
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	1,614,000	1,380,971
2.55%, 6/15/2026	1,789,000	1,703,844
Series 122, 2.95%, 8/15/2027	3,519,000	3,300,787
3.70%, 8/15/2028	119,000	113,085
4.90%, 2/1/2033	1,643,000	1,603,847
5.30%, 6/1/2034	685,000	685,096
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	1,234,000	1,157,467
Series A, 2.05%, 7/1/2031	1,495,000	1,218,978
Series A, 3.20%, 3/15/2027	433,000	412,926
4.65%, 1/1/2029	150,000	148,179
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	2,243,000	2,102,790
Series 20A, 3.35%, 4/1/2030	1,786,000	1,639,548
3.80%, 5/15/2028	3,557,000	3,409,527
5.20%, 3/1/2033 (a)	400,000	399,196
5.38%, 5/15/2034	685,000	688,206
5.50%, 3/15/2034	1,485,000	1,509,087
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	1,511,000	1,530,507
5.80%, 3/1/2033	1,599,000	1,633,059

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Consumers Energy Co.:
3.60%, 8/15/2032	$420,000	$377,126
4.60%, 5/30/2029	2,171,000	2,136,351
4.65%, 3/1/2028	502,000	497,407
4.90%, 2/15/2029	400,000	398,360
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	1,940,000	1,596,445
5.30%, 5/15/2033	1,641,000	1,642,477
6.63%, 2/1/2032	1,632,000	1,772,695
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,246,000	1,160,923
Series C, 2.25%, 8/15/2031	1,352,000	1,100,190
Series D, 2.85%, 8/15/2026	1,591,000	1,510,193
Series B, 3.60%, 3/15/2027 (a)	565,000	540,971
3.90%, 10/1/2025	1,893,000	1,853,645
4.25%, 6/1/2028	1,518,000	1,466,221
Series A, 4.35%, 8/15/2032	847,000	789,548
5.38%, 11/15/2032	2,427,000	2,407,002
Series E, 6.30%, 3/15/2033	619,000	639,966
DTE Electric Co.:
Series A, 1.90%, 4/1/2028 (a)	723,000	647,649
2.25%, 3/1/2030 (a)	1,725,000	1,489,192
Series C, 2.63%, 3/1/2031	690,000	594,828
Series A, 3.00%, 3/1/2032	1,460,000	1,258,768
5.20%, 4/1/2033	1,229,000	1,227,230
5.20%, 3/1/2034 (a)	1,714,000	1,708,378
DTE Energy Co.:
2.85%, 10/1/2026	100,000	94,686
2.95%, 3/1/2030	1,423,000	1,252,240
Series C, 3.40%, 6/15/2029	1,956,000	1,792,557
4.88%, 6/1/2028	1,492,000	1,468,068
5.10%, 3/1/2029	1,532,000	1,520,004
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,181,000	1,041,063
2.45%, 2/1/2030	1,086,000	949,414
2.55%, 4/15/2031 (a)	1,809,000	1,540,852
2.95%, 12/1/2026	599,000	570,853
4.85%, 1/15/2034	1,682,000	1,627,907
4.95%, 1/15/2033	1,231,000	1,210,922
6.45%, 10/15/2032	1,568,000	1,676,819
Duke Energy Corp.:
0.90%, 9/15/2025	863,000	817,011
2.45%, 6/1/2030	1,131,000	972,117
2.55%, 6/15/2031	1,975,000	1,653,983
2.65%, 9/1/2026 (a)	2,254,000	2,131,540
3.15%, 8/15/2027 (a)	766,000	722,055
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	3,442,000	3,090,709
3.40%, 6/15/2029	903,000	834,814
4.30%, 3/15/2028	404,000	392,025
4.50%, 8/15/2032	1,953,000	1,826,758
4.85%, 1/5/2027	1,152,000	1,142,991
Security Description	Principal Amount	Value
4.85%, 1/5/2029 (a)	$1,182,000	$1,167,875
5.00%, 12/8/2025	621,000	618,081
5.00%, 12/8/2027	812,000	807,599
5.45%, 6/15/2034 (a)	2,630,000	2,601,280
5.75%, 9/15/2033 (a)	1,561,000	1,586,257
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,449,000	1,201,917
2.40%, 12/15/2031	125,000	103,716
2.50%, 12/1/2029	1,281,000	1,129,599
3.80%, 7/15/2028	470,000	448,953
5.88%, 11/15/2033 (a)	1,491,000	1,548,866
Duke Energy Indiana LLC 5.25%, 3/1/2034 (a)	1,182,000	1,178,631
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	1,684,000	1,421,448
3.65%, 2/1/2029 (a)	925,000	872,626
5.25%, 4/1/2033	1,405,000	1,392,552
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	1,287,000	1,048,712
3.25%, 8/15/2025	466,000	455,683
3.40%, 4/1/2032	457,000	403,590
3.45%, 3/15/2029	1,776,000	1,656,937
3.70%, 9/1/2028 (a)	564,000	537,503
5.10%, 3/15/2034	1,677,000	1,663,852
Edison International:
4.13%, 3/15/2028	1,706,000	1,629,452
4.70%, 8/15/2025	1,209,000	1,194,673
5.25%, 11/15/2028	734,000	727,453
5.45%, 6/15/2029 (a)	2,000,000	1,999,360
5.75%, 6/15/2027 (a)	200,000	201,900
6.95%, 11/15/2029	1,455,000	1,546,025
Emera U.S. Finance LP:
2.64%, 6/15/2031	936,000	771,657
3.55%, 6/15/2026	731,000	700,744
Enel Americas SA 4.00%, 10/25/2026	1,181,000	1,135,071
Enel Chile SA 4.88%, 6/12/2028	1,774,000	1,715,263
Entergy Arkansas LLC:
3.50%, 4/1/2026	486,000	472,227
5.15%, 1/15/2033	1,279,000	1,262,808
5.30%, 9/15/2033	730,000	725,912
5.45%, 6/1/2034	1,465,000	1,467,212
Entergy Corp.:
0.90%, 9/15/2025	1,169,000	1,106,295
2.40%, 6/15/2031 (a)	1,534,000	1,265,903
2.80%, 6/15/2030	450,000	392,710
2.95%, 9/1/2026	1,728,000	1,638,922
Entergy Louisiana LLC:
1.60%, 12/15/2030	1,567,000	1,259,852
2.40%, 10/1/2026	1,350,000	1,269,283
3.05%, 6/1/2031	1,862,000	1,621,355
3.12%, 9/1/2027	2,372,000	2,238,172
3.25%, 4/1/2028 (a)	1,283,000	1,201,799
4.00%, 3/15/2033	1,498,000	1,348,365

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.35%, 3/15/2034	$1,814,000	$1,800,214
Entergy Mississippi LLC 2.85%, 6/1/2028	150,000	137,895
Entergy Texas, Inc. 1.75%, 3/15/2031	1,677,000	1,352,081
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	982,000	933,470
5.90%, 11/15/2033	814,000	837,573
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	1,639,000	1,393,756
3.65%, 8/15/2025	629,000	616,294
4.95%, 4/15/2033 (a)	119,000	115,412
5.40%, 4/1/2034	1,112,000	1,103,938
Evergy, Inc. 2.90%, 9/15/2029 (a)	1,849,000	1,651,878
Eversource Energy:
Series Q, 0.80%, 8/15/2025 (a)	1,788,000	1,694,023
Series U, 1.40%, 8/15/2026	1,208,000	1,108,666
2.55%, 3/15/2031 (a)	1,207,000	1,003,283
2.90%, 3/1/2027	1,572,000	1,476,061
Series M, 3.30%, 1/15/2028	465,000	433,966
3.38%, 3/1/2032	1,754,000	1,506,546
Series O, 4.25%, 4/1/2029	630,000	600,062
4.60%, 7/1/2027	1,503,000	1,471,587
4.75%, 5/15/2026	1,720,000	1,698,552
5.00%, 1/1/2027	957,000	949,440
5.13%, 5/15/2033	1,573,000	1,508,145
5.45%, 3/1/2028 (a)	1,866,000	1,871,859
5.50%, 1/1/2034	1,581,000	1,550,945
5.85%, 4/15/2031	1,484,000	1,504,093
5.95%, 2/1/2029	1,425,000	1,456,863
Exelon Corp.:
2.75%, 3/15/2027	150,000	140,621
3.40%, 4/15/2026	1,794,000	1,736,233
4.05%, 4/15/2030	1,109,000	1,041,451
5.15%, 3/15/2028	1,169,000	1,165,750
5.30%, 3/15/2033 (a)	1,370,000	1,360,163
5.45%, 3/15/2034 (a)	1,712,000	1,699,999
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	995,000	937,300
Series B, 2.25%, 9/1/2030	796,000	666,403
Series B, 4.15%, 7/15/2027	3,046,000	2,921,540
Florida Power & Light Co.:
2.45%, 2/3/2032	2,400,000	2,000,304
3.13%, 12/1/2025	1,554,000	1,508,421
Series A, 3.30%, 5/30/2027 (a)	2,755,000	2,623,807
4.40%, 5/15/2028	1,397,000	1,371,966
4.45%, 5/15/2026	1,170,000	1,156,054
4.63%, 5/15/2030	1,796,000	1,759,721
4.80%, 5/15/2033	1,107,000	1,076,469
5.05%, 4/1/2028	1,916,000	1,923,530
5.10%, 4/1/2033 (a)	1,342,000	1,336,042
5.15%, 6/15/2029	2,210,000	2,229,514
Security Description	Principal Amount	Value
5.30%, 6/15/2034	$1,581,000	$1,594,581
5.63%, 4/1/2034	128,000	131,892
Fortis, Inc. 3.06%, 10/4/2026	1,831,000	1,737,161
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	969,000	863,427
3.25%, 4/1/2026	50,000	48,325
3.25%, 3/30/2027	2,978,000	2,833,269
4.65%, 5/16/2028	1,393,000	1,373,010
4.70%, 5/15/2032	1,358,000	1,311,747
4.95%, 5/17/2033	1,760,000	1,716,968
5.00%, 2/23/2027	1,972,000	1,967,011
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	450,987
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,295,000	1,105,127
3.60%, 4/1/2029	1,519,000	1,421,875
4.10%, 9/26/2028	981,000	940,779
5.70%, 10/15/2033	1,204,000	1,216,510
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,870,000	1,736,632
5.75%, 4/1/2034 (b)	1,957,000	1,939,681
ITC Holdings Corp.:
3.25%, 6/30/2026	49,000	46,917
3.35%, 11/15/2027	787,000	741,984
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,376,000	1,384,669
Louisville Gas & Electric Co.:
Series 25, 3.30%, 10/1/2025	637,000	620,336
Series LOU, 5.45%, 4/15/2033	343,000	344,911
MidAmerican Energy Co.:
3.65%, 4/15/2029	191,000	180,566
6.75%, 12/30/2031	860,000	956,862
Mississippi Power Co. 3.95%, 3/30/2028	1,255,000	1,203,846
National Grid PLC:
5.42%, 1/11/2034 (a)	1,652,000	1,616,416
5.60%, 6/12/2028	1,369,000	1,381,650
5.81%, 6/12/2033	1,350,000	1,356,507
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	1,795,000	1,656,121
1.35%, 3/15/2031	1,742,000	1,361,495
Series MTN, 1.65%, 6/15/2031	1,378,000	1,090,866
2.40%, 3/15/2030	610,000	527,296
3.05%, 4/25/2027	1,923,000	1,822,581
Series MTN, 3.25%, 11/1/2025	1,006,000	977,862
3.90%, 11/1/2028	3,795,000	3,615,041
4.02%, 11/1/2032	622,000	569,130
4.45%, 3/13/2026	350,000	345,170

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.80%, 3/15/2028	$1,217,000	$1,207,081
Series GMTN, 4.85%, 2/7/2029	1,297,000	1,289,776
Series MTN, 5.10%, 5/6/2027	1,465,000	1,466,245
5.15%, 6/15/2029	1,565,000	1,569,554
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (a) (c)	1,366,000	1,333,612
5.45%, 10/30/2025	1,046,000	1,046,188
Series MTN, 5.60%, 11/13/2026	732,000	738,639
5.80%, 1/15/2033	1,618,000	1,664,647
Series MTN, 8.00%, 3/1/2032	1,591,000	1,832,832
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,283,000	1,104,124
Series CC, 3.70%, 5/1/2029	597,000	562,708
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	2,432,000	2,150,228
2.25%, 6/1/2030	3,320,000	2,829,835
2.44%, 1/15/2032	1,897,000	1,555,806
2.75%, 11/1/2029	1,874,000	1,667,073
3.50%, 4/1/2029	1,262,000	1,172,095
3.55%, 5/1/2027	1,616,000	1,543,377
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (c)	601,000	553,677
4.63%, 7/15/2027 (a)	2,069,000	2,035,958
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	2,289,000	2,111,374
4.90%, 2/28/2028	1,827,000	1,809,808
4.90%, 3/15/2029 (a)	1,943,000	1,924,483
4.95%, 1/29/2026	1,787,000	1,776,528
5.00%, 2/28/2030 (a)	1,518,000	1,505,689
5.00%, 7/15/2032	1,625,000	1,584,212
5.05%, 2/28/2033	1,371,000	1,333,750
5.25%, 3/15/2034	1,945,000	1,911,021
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (c)	589,000	561,953
5.75%, 9/1/2025	2,951,000	2,957,610
Northern States Power Co. 2.25%, 4/1/2031	1,186,000	997,379
NSTAR Electric Co.:
3.20%, 5/15/2027	71,000	67,604
3.25%, 5/15/2029 (a)	125,000	115,921
3.95%, 4/1/2030 (a)	1,787,000	1,687,750
5.40%, 6/1/2034	800,000	800,752
OGE Energy Corp. 5.45%, 5/15/2029 (a)	3,084,000	3,108,209
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	54,000	43,096
Series P, 2.60%, 4/1/2030	1,547,000	1,346,571
5.00%, 6/1/2033	530,000	510,416
Security Description	Principal Amount	Value
5.65%, 6/1/2034	$600,000	$602,364
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	1,449,000	1,308,461
3.30%, 3/15/2030	1,619,000	1,468,903
3.80%, 8/15/2028	151,000	144,113
5.40%, 1/15/2033 (a)	768,000	769,958
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	596,000	561,468
4.15%, 6/1/2032	1,684,000	1,567,063
4.30%, 5/15/2028	1,288,000	1,255,774
4.55%, 9/15/2032	966,000	925,370
5.65%, 11/15/2033	1,955,000	2,005,478
5.75%, 3/15/2029	1,737,000	1,788,763
7.00%, 5/1/2032	1,523,000	1,695,419
7.25%, 1/15/2033	918,000	1,039,975
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,834,000	1,656,340
2.50%, 2/1/2031	3,054,000	2,518,206
2.95%, 3/1/2026	1,921,000	1,838,032
3.00%, 6/15/2028 (a)	1,874,000	1,713,492
3.15%, 1/1/2026	3,132,422	3,018,214
3.25%, 6/1/2031	1,699,000	1,461,344
3.30%, 3/15/2027	1,545,000	1,463,826
3.30%, 12/1/2027 (a)	1,356,507	1,264,766
3.45%, 7/1/2025	1,124,500	1,097,827
3.75%, 7/1/2028	1,247,500	1,171,315
4.20%, 3/1/2029 (a)	1,615,000	1,527,402
4.40%, 3/1/2032	2,065,000	1,889,475
4.55%, 7/1/2030	5,043,368	4,782,626
4.65%, 8/1/2028	1,419,000	1,373,110
5.45%, 6/15/2027	1,375,000	1,375,976
5.55%, 5/15/2029	1,954,000	1,958,279
5.90%, 6/15/2032	2,052,000	2,057,130
6.10%, 1/15/2029	1,920,000	1,965,178
6.15%, 1/15/2033	1,706,000	1,733,006
6.40%, 6/15/2033	1,718,000	1,776,910
6.95%, 3/15/2034	1,150,000	1,238,285
PacifiCorp:
2.70%, 9/15/2030 (a)	2,142,000	1,858,056
3.50%, 6/15/2029	1,619,000	1,504,278
5.10%, 2/15/2029 (a)	1,781,000	1,778,560
5.30%, 2/15/2031	1,702,000	1,696,741
5.45%, 2/15/2034	1,010,000	997,294
7.70%, 11/15/2031	1,679,000	1,915,017
PECO Energy Co.:
3.15%, 10/15/2025	478,000	465,677
4.90%, 6/15/2033 (a)	1,336,000	1,308,291
Potomac Electric Power Co. 5.20%, 3/15/2034	2,000	1,999
PPL Capital Funding, Inc.:
3.10%, 5/15/2026 (a)	1,137,000	1,090,861
4.13%, 4/15/2030	840,000	791,347
PPL Electric Utilities Corp. 5.00%, 5/15/2033	1,516,000	1,493,669

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Progress Energy, Inc.:
7.00%, 10/30/2031	$1,147,000	$1,243,176
7.75%, 3/1/2031	1,887,000	2,115,780
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,377,000	1,102,123
Series 35, 1.90%, 1/15/2031	1,296,000	1,052,819
3.70%, 6/15/2028	788,000	747,812
Series 38, 4.10%, 6/1/2032	1,347,000	1,238,728
5.35%, 5/15/2034	200,000	198,208
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	496,000	411,363
5.35%, 10/1/2033	1,592,000	1,600,867
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	498,000	402,399
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	641,000	597,829
Series MTN, 1.90%, 8/15/2031	1,281,000	1,035,484
Series MTN, 2.25%, 9/15/2026 (a)	2,825,000	2,654,200
Series MTN, 2.45%, 1/15/2030	1,038,000	906,132
Series MTN, 3.00%, 5/15/2027 (a)	1,401,000	1,327,980
Series MTN, 3.10%, 3/15/2032	1,471,000	1,280,138
Series MTN, 3.65%, 9/1/2028	240,000	228,658
Series MTN, 3.70%, 5/1/2028 (a)	264,000	252,165
Series MTN, 4.65%, 3/15/2033	1,179,000	1,135,790
Series MTN, 4.90%, 12/15/2032	178,000	175,147
Series MTN, 5.20%, 3/1/2034 (a)	1,560,000	1,561,170
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	1,929,000	1,831,778
1.60%, 8/15/2030	247,000	200,028
2.45%, 11/15/2031	1,685,000	1,387,109
5.20%, 4/1/2029	1,142,000	1,139,134
5.45%, 4/1/2034	1,487,000	1,474,807
5.88%, 10/15/2028	1,555,000	1,590,547
6.13%, 10/15/2033	640,000	664,582
Puget Energy, Inc.:
2.38%, 6/15/2028	543,000	484,410
4.10%, 6/15/2030	1,070,000	982,485
4.22%, 3/15/2032	815,000	730,525
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,155,000	1,150,957
Security Description	Principal Amount	Value
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	$1,927,000	$1,582,202
2.50%, 5/15/2026 (a)	944,000	899,453
3.00%, 3/15/2032	250,000	215,483
4.95%, 8/15/2028	1,298,000	1,292,276
Sempra:
3.25%, 6/15/2027	1,365,000	1,288,519
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,660,000	1,530,736
5.40%, 8/1/2026	1,431,000	1,430,027
5.50%, 8/1/2033	1,411,000	1,410,153
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	5,325,000	5,296,724
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	1,880,000	1,761,466
2.25%, 6/1/2030	1,704,000	1,444,600
Series G, 2.50%, 6/1/2031	629,000	527,712
2.75%, 2/1/2032	1,384,000	1,167,473
2.85%, 8/1/2029 (a)	1,382,000	1,240,248
Series B, 3.65%, 3/1/2028	2,753,000	2,607,091
Series E, 3.70%, 8/1/2025	1,827,000	1,789,839
Series A, 4.20%, 3/1/2029	200,000	191,188
Series D, 4.70%, 6/1/2027	1,509,000	1,488,297
4.88%, 2/1/2027	600,000	595,392
4.90%, 6/1/2026	1,927,000	1,910,813
5.15%, 6/1/2029	1,572,000	1,571,293
5.35%, 3/1/2026	1,427,000	1,424,703
5.45%, 6/1/2031	1,380,000	1,390,171
5.95%, 11/1/2032	1,595,000	1,648,448
6.65%, 4/1/2029	1,809,000	1,891,418
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	661,000	585,382
3.25%, 7/1/2026	3,002,000	2,886,453
Series A, 3.70%, 4/30/2030	1,454,000	1,341,635
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	6,269,000	5,887,343
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	1,144,000	1,108,559
5.11%, 8/1/2027	1,367,000	1,363,159
5.15%, 10/6/2025	753,000	749,709
5.20%, 6/15/2033	1,885,000	1,853,087
5.50%, 3/15/2029	1,938,000	1,963,756
5.70%, 10/15/2032	1,324,000	1,352,267
5.70%, 3/15/2034	1,620,000	1,648,237
Southern Power Co.:
0.90%, 1/15/2026	809,000	754,182
4.15%, 12/1/2025	874,000	859,247
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	1,689,000	1,588,994
Series K, 2.75%, 10/1/2026	1,595,000	1,504,611

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series M, 4.10%, 9/15/2028	$1,281,000	$1,221,498
5.30%, 4/1/2033	1,821,000	1,764,385
System Energy Resources, Inc. 6.00%, 4/15/2028 (a)	1,842,000	1,873,738
Tampa Electric Co. 2.40%, 3/15/2031	1,246,000	1,048,596
Tucson Electric Power Co. 1.50%, 8/1/2030	1,577,000	1,279,231
Union Electric Co.:
2.15%, 3/15/2032	300,000	241,158
2.95%, 6/15/2027	469,000	442,389
2.95%, 3/15/2030 (a)	1,282,000	1,145,159
5.20%, 4/1/2034	2,294,000	2,276,084
Virginia Electric & Power Co.:
2.30%, 11/15/2031	480,000	395,069
2.40%, 3/30/2032	1,805,000	1,483,403
Series A, 2.88%, 7/15/2029 (a)	1,178,000	1,063,416
Series B, 2.95%, 11/15/2026	1,079,000	1,026,032
Series A, 3.15%, 1/15/2026 (a)	1,794,000	1,736,843
Series A, 3.50%, 3/15/2027 (a)	1,773,000	1,702,169
Series B, 3.75%, 5/15/2027	1,043,000	1,004,805
Series A, 3.80%, 4/1/2028 (a)	300,000	287,031
5.00%, 4/1/2033	100,000	97,382
5.00%, 1/15/2034	1,465,000	1,423,526
5.30%, 8/15/2033	1,956,000	1,944,440
WEC Energy Group, Inc.:
1.38%, 10/15/2027	530,000	469,114
1.80%, 10/15/2030	489,000	398,256
4.75%, 1/9/2026	2,279,000	2,255,162
4.75%, 1/15/2028	616,000	609,674
5.00%, 9/27/2025	1,614,000	1,602,960
5.60%, 9/12/2026	1,335,000	1,340,340
Wisconsin Electric Power Co.:
5.00%, 5/15/2029 (a)	1,845,000	1,846,697
5.63%, 5/15/2033	1,469,000	1,530,081
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	350,000	279,640
3.05%, 10/15/2027	550,000	515,872
3.95%, 9/1/2032	250,000	228,113
4.95%, 4/1/2033	975,000	942,971
5.38%, 3/30/2034	1,347,000	1,337,827
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,411,000	1,409,603
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,510,000	1,374,719
2.35%, 11/15/2031	412,000	332,706
3.35%, 12/1/2026	1,300,000	1,240,369
3.40%, 6/1/2030	600,000	538,878
4.00%, 6/15/2028	531,000	506,064
4.60%, 6/1/2032 (a)	615,000	575,308
Security Description	Principal Amount	Value
5.45%, 8/15/2033	$1,556,000	$1,529,175
5.50%, 3/15/2034	1,565,000	1,541,838
		569,297,066
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,751,000	1,452,227
Emerson Electric Co.:
0.88%, 10/15/2026	1,690,000	1,541,905
1.80%, 10/15/2027	1,646,000	1,498,551
1.95%, 10/15/2030 (a)	1,348,000	1,138,952
2.00%, 12/21/2028 (a)	1,280,000	1,135,463
2.20%, 12/21/2031	624,000	519,717
		7,286,815
ELECTRONICS — 0.9%
Agilent Technologies, Inc.:
2.10%, 6/4/2030 (a)	1,892,000	1,594,956
2.30%, 3/12/2031	1,754,000	1,460,889
2.75%, 9/15/2029 (a)	1,188,000	1,059,945
3.05%, 9/22/2026	642,000	610,529
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	612,000	579,001
5.41%, 7/1/2032	1,897,000	1,893,604
5.60%, 5/29/2034	980,000	980,461
Amphenol Corp.:
4.35%, 6/1/2029	300,000	290,904
4.75%, 3/30/2026	1,679,000	1,664,863
5.05%, 4/5/2027 (a)	627,000	626,567
5.05%, 4/5/2029	1,217,000	1,220,712
5.25%, 4/5/2034	1,502,000	1,497,855
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,608,000	1,343,420
3.88%, 1/12/2028 (a)	1,584,000	1,499,684
5.88%, 4/10/2034	1,597,000	1,580,695
Avnet, Inc.:
3.00%, 5/15/2031	1,228,000	1,028,990
4.63%, 4/15/2026	781,000	766,770
5.50%, 6/1/2032 (a)	1,553,000	1,501,782
6.25%, 3/15/2028 (a)	1,644,000	1,685,593
Flex Ltd.:
3.75%, 2/1/2026	1,735,000	1,683,540
4.88%, 6/15/2029	1,700,000	1,646,450
4.88%, 5/12/2030	1,470,000	1,421,093
6.00%, 1/15/2028	200,000	202,610
Fortive Corp. 3.15%, 6/15/2026 (a)	1,622,000	1,555,693
Honeywell International, Inc.:
1.10%, 3/1/2027	1,477,000	1,339,048
1.75%, 9/1/2031	550,000	445,775
1.95%, 6/1/2030	1,866,000	1,590,578
2.50%, 11/1/2026	1,737,000	1,641,812
2.70%, 8/15/2029 (a)	2,773,000	2,509,426
4.25%, 1/15/2029 (a)	1,680,000	1,643,510
4.88%, 9/1/2029	1,524,000	1,525,905
4.95%, 9/1/2031 (a)	2,590,000	2,592,072

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.00%, 2/15/2033	$1,741,000	$1,740,565
Hubbell, Inc.:
2.30%, 3/15/2031	600,000	499,722
3.15%, 8/15/2027	1,922,000	1,811,754
3.35%, 3/1/2026	1,637,000	1,584,714
3.50%, 2/15/2028	108,000	101,970
Jabil, Inc.:
1.70%, 4/15/2026	1,641,000	1,533,137
3.00%, 1/15/2031	1,694,000	1,441,746
3.60%, 1/15/2030	1,641,000	1,480,461
3.95%, 1/12/2028	1,688,000	1,603,229
4.25%, 5/15/2027	50,000	48,408
5.45%, 2/1/2029	50,000	49,963
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,428,000	1,272,220
4.60%, 4/6/2027 (a)	866,000	849,901
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,558,000	1,437,909
2.65%, 8/9/2031	1,452,000	1,194,357
6.10%, 4/12/2034	3,523,000	3,533,076
Trimble, Inc.:
4.90%, 6/15/2028 (a)	1,632,000	1,610,523
6.10%, 3/15/2033 (a)	1,535,000	1,588,372
Tyco Electronics Group SA:
3.13%, 8/15/2027	4,648,000	4,394,777
3.70%, 2/15/2026	1,404,000	1,370,725
4.50%, 2/13/2026	1,645,000	1,629,899
Vontier Corp.:
1.80%, 4/1/2026	1,385,000	1,295,363
2.40%, 4/1/2028	1,568,000	1,390,001
2.95%, 4/1/2031	1,630,000	1,342,403
		77,489,927
ENGINEERING & CONSTRUCTION — 0.0% (f)
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	1,694,000	1,696,236
MasTec, Inc. 5.90%, 6/15/2029 (a)	990,000	994,703
		2,690,939
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	6,756,000	6,408,336
4.05%, 3/15/2029	2,496,000	2,305,131
4.28%, 3/15/2032 (a)	11,869,000	10,356,652
		19,070,119
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	1,239,000	1,164,908
1.45%, 2/15/2031	1,431,000	1,134,039
1.75%, 2/15/2032 (a)	809,000	635,575
2.30%, 3/1/2030	311,000	268,688
3.38%, 11/15/2027	1,326,000	1,257,950
3.95%, 5/15/2028 (a)	1,813,000	1,742,746
Security Description	Principal Amount	Value
5.00%, 11/15/2029	$4,000,000	$3,984,640
5.00%, 12/15/2033	1,603,000	1,568,327
Veralto Corp.:
5.35%, 9/18/2028 (a) (b)	1,366,000	1,371,437
5.45%, 9/18/2033 (b)	1,999,000	1,993,363
5.50%, 9/18/2026 (b)	1,762,000	1,761,436
Waste Connections, Inc.:
2.20%, 1/15/2032	1,350,000	1,098,360
2.60%, 2/1/2030	923,000	812,867
3.20%, 6/1/2032	630,000	547,218
3.50%, 5/1/2029	1,622,000	1,515,743
4.25%, 12/1/2028	1,149,000	1,109,647
5.00%, 3/1/2034	1,887,000	1,844,731
Waste Management, Inc.:
0.75%, 11/15/2025	1,635,000	1,536,475
1.15%, 3/15/2028	990,000	864,072
1.50%, 3/15/2031	941,000	753,223
2.00%, 6/1/2029 (a)	1,701,000	1,486,044
3.15%, 11/15/2027	1,467,000	1,384,613
4.15%, 4/15/2032 (a)	1,750,000	1,648,920
4.63%, 2/15/2030	1,402,000	1,379,372
4.88%, 2/15/2029 (a)	2,329,000	2,322,246
4.95%, 7/3/2027 (d)	1,155,000	1,153,418
4.95%, 7/3/2031 (d)	1,070,000	1,060,841
		37,400,899
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	1,797,000	1,923,437
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,645,000	1,416,987
4.15%, 3/15/2028	1,924,000	1,863,683
5.20%, 3/19/2027	1,715,000	1,717,470
5.20%, 3/21/2029	690,000	690,918
5.30%, 3/20/2026	1,107,000	1,104,443
5.40%, 3/21/2034	1,788,000	1,777,200
Conagra Brands, Inc.:
1.38%, 11/1/2027	69,000	60,781
4.60%, 11/1/2025	2,014,000	1,989,832
4.85%, 11/1/2028 (a)	2,226,000	2,188,158
5.30%, 10/1/2026	1,384,000	1,382,491
8.25%, 9/15/2030	1,505,000	1,728,011
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,543,000	1,283,668
3.50%, 10/1/2026	759,000	728,412
General Mills, Inc.:
2.25%, 10/14/2031 (a)	1,814,000	1,490,473
3.20%, 2/10/2027	1,536,000	1,463,316
4.20%, 4/17/2028 (a)	2,049,000	1,984,395
4.70%, 1/30/2027	1,681,000	1,660,307
4.95%, 3/29/2033	1,761,000	1,715,408
5.24%, 11/18/2025	542,000	540,325
5.50%, 10/17/2028	1,574,000	1,595,926
Hershey Co.:
1.70%, 6/1/2030	1,634,000	1,366,743
2.30%, 8/15/2026	483,000	455,981

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.45%, 11/15/2029	$1,008,000	$895,124
3.20%, 8/21/2025	89,000	87,078
4.25%, 5/4/2028 (a)	50,000	49,183
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	1,602,000	1,422,832
1.80%, 6/11/2030 (a)	1,671,000	1,403,506
4.80%, 3/30/2027	1,447,000	1,441,588
Ingredion, Inc.:
2.90%, 6/1/2030	1,239,000	1,092,327
3.20%, 10/1/2026	1,693,000	1,615,664
J M Smucker Co.:
2.13%, 3/15/2032	100,000	80,020
2.38%, 3/15/2030 (a)	1,760,000	1,522,629
3.38%, 12/15/2027 (a)	647,000	613,097
5.90%, 11/15/2028 (a)	2,072,000	2,134,119
6.20%, 11/15/2033 (a)	1,700,000	1,785,034
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL:
2.50%, 1/15/2027	1,807,000	1,679,950
3.00%, 2/2/2029	2,347,000	2,092,867
3.00%, 5/15/2032	1,564,000	1,281,291
3.63%, 1/15/2032	4,207,000	3,637,583
3.75%, 12/1/2031	2,519,000	2,201,077
5.13%, 2/1/2028	1,455,000	1,437,773
5.50%, 1/15/2030	1,880,000	1,851,255
5.75%, 4/1/2033	2,156,000	2,144,164
6.75%, 3/15/2034 (b)	511,000	540,505
Kellanova:
2.10%, 6/1/2030 (a)	500,000	422,995
3.25%, 4/1/2026	1,856,000	1,790,353
3.40%, 11/15/2027	1,207,000	1,142,100
4.30%, 5/15/2028 (a)	1,242,000	1,209,124
Series B, 7.45%, 4/1/2031 (a)	1,753,000	1,960,730
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	3,104,000	2,974,687
3.75%, 4/1/2030 (a)	1,955,000	1,825,794
3.88%, 5/15/2027	1,627,000	1,573,927
4.25%, 3/1/2031 (a)	1,607,000	1,523,790
6.75%, 3/15/2032	1,571,000	1,708,384
Kroger Co.:
1.70%, 1/15/2031	1,378,000	1,109,345
2.20%, 5/1/2030	1,217,000	1,034,669
2.65%, 10/15/2026	1,640,000	1,548,800
3.50%, 2/1/2026	1,196,000	1,160,933
3.70%, 8/1/2027	632,000	607,384
7.50%, 4/1/2031	1,936,000	2,171,514
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,726,000	1,607,338
1.85%, 2/15/2031 (a)	702,000	569,870
2.50%, 4/15/2030	1,429,000	1,238,943
3.40%, 8/15/2027 (a)	828,000	786,666
4.95%, 4/15/2033 (a)	1,803,000	1,758,881
Security Description	Principal Amount	Value
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	$203,000	$159,499
2.63%, 3/17/2027 (a)	1,978,000	1,854,276
2.75%, 4/13/2030	1,949,000	1,727,379
3.00%, 3/17/2032 (a)	1,538,000	1,325,648
4.13%, 5/7/2028	100,000	97,169
4.75%, 2/20/2029 (a)	1,355,000	1,338,848
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,784,000	1,509,460
4.25%, 4/15/2031	2,272,000	2,067,111
6.25%, 7/1/2033	3,613,000	3,669,218
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,764,000	1,528,206
2.45%, 12/14/2031	861,000	711,152
3.25%, 7/15/2027	1,841,000	1,743,630
3.30%, 7/15/2026	1,700,000	1,634,482
3.75%, 10/1/2025	1,681,000	1,645,480
5.75%, 1/17/2029	1,178,000	1,206,319
5.95%, 4/1/2030	1,928,000	2,005,776
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,557,000	1,488,617
4.00%, 3/1/2026	1,532,000	1,496,044
4.35%, 3/1/2029	1,951,000	1,873,916
5.40%, 3/15/2029	1,748,000	1,751,496
5.70%, 3/15/2034 (a)	838,000	834,237
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	38,913
		124,570,134
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,732,000	1,620,199
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,682,000	1,895,917
8.88%, 5/15/2031	2,436,000	2,969,606
Suzano Austria GmbH:
2.50%, 9/15/2028	1,294,000	1,134,683
3.13%, 1/15/2032	2,710,000	2,212,309
3.75%, 1/15/2031	4,247,000	3,689,921
5.00%, 1/15/2030	3,978,000	3,760,722
6.00%, 1/15/2029	2,820,000	2,812,301
Suzano International Finance BV 5.50%, 1/17/2027 (a)	1,783,000	1,770,483
		21,866,141
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	1,827,000	1,464,615
2.63%, 9/15/2029	783,000	698,718
3.00%, 6/15/2027	1,269,000	1,199,852
5.90%, 11/15/2033	425,000	443,883
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,455,000	1,186,582

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 4/1/2028 (a)	$584,000	$560,325
4.40%, 7/1/2032	1,812,000	1,701,015
5.25%, 3/1/2028	1,992,000	1,999,032
5.40%, 3/1/2033	1,460,000	1,459,212
5.40%, 7/1/2034	450,000	445,459
Eastern Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	373,000	331,839
National Fuel Gas Co.:
2.95%, 3/1/2031	1,682,000	1,409,213
3.95%, 9/15/2027	50,000	47,756
5.20%, 7/15/2025	1,654,000	1,641,297
5.50%, 1/15/2026 (a)	1,664,000	1,657,660
5.50%, 10/1/2026	1,562,000	1,559,110
NiSource, Inc.:
0.95%, 8/15/2025	1,753,000	1,665,280
1.70%, 2/15/2031	156,000	124,229
2.95%, 9/1/2029 (a)	1,476,000	1,325,920
3.49%, 5/15/2027	1,964,000	1,873,185
3.60%, 5/1/2030	1,058,000	970,990
5.20%, 7/1/2029	2,240,000	2,232,003
5.25%, 3/30/2028	1,190,000	1,188,727
5.35%, 4/1/2034	1,971,000	1,933,413
5.40%, 6/30/2033	1,368,000	1,354,060
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	740,000	743,604
ONE Gas, Inc.:
4.25%, 9/1/2032 (a)	676,000	647,912
5.10%, 4/1/2029 (a)	1,876,000	1,882,172
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	958,000	804,279
3.50%, 6/1/2029 (a)	801,000	739,772
5.40%, 6/15/2033	537,000	535,937
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	1,903,000	1,656,790
Series TT, 2.60%, 6/15/2026	995,000	944,961
2.95%, 4/15/2027	1,646,000	1,549,561
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,378,000	1,114,692
3.25%, 6/15/2026	603,000	579,043
5.15%, 9/15/2032	1,108,000	1,100,720
5.75%, 9/15/2033 (a)	1,699,000	1,739,113
Southwest Gas Corp.:
2.20%, 6/15/2030 (a)	1,422,000	1,204,917
4.05%, 3/15/2032	940,000	850,785
5.45%, 3/23/2028	1,884,000	1,897,358
Spire, Inc. 5.30%, 3/1/2026	1,729,000	1,724,124
		50,189,115
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	$1,201,000	$1,009,368
4.63%, 6/15/2028	1,093,000	1,066,582
Regal Rexnord Corp.:
6.05%, 2/15/2026	1,482,000	1,488,521
6.05%, 4/15/2028	1,984,000	2,007,669
6.30%, 2/15/2030	2,958,000	3,019,940
6.40%, 4/15/2033	2,040,000	2,093,999
Snap-on, Inc. 3.25%, 3/1/2027	1,347,000	1,292,931
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,434,000	1,221,037
3.00%, 5/15/2032	1,976,000	1,678,237
6.00%, 3/6/2028 (a)	1,207,000	1,244,526
		16,122,810
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,321,000	1,170,882
1.40%, 6/30/2030	1,874,000	1,557,200
3.75%, 11/30/2026	2,651,000	2,585,785
3.88%, 9/15/2025	578,000	570,105
Baxter International, Inc.:
1.73%, 4/1/2031 (a)	1,366,000	1,083,620
1.92%, 2/1/2027	2,253,000	2,064,672
2.27%, 12/1/2028 (a)	1,648,000	1,451,822
2.54%, 2/1/2032 (a)	2,596,000	2,129,395
2.60%, 8/15/2026	1,648,000	1,556,899
3.95%, 4/1/2030 (a)	1,932,000	1,802,498
Boston Scientific Corp.:
2.65%, 6/1/2030	1,869,000	1,641,748
4.00%, 3/1/2028	644,000	623,849
Danaher Corp. 3.35%, 9/15/2025 (a)	1,487,000	1,455,282
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	1,947,000	1,699,089
DH Europe Finance II SARL 2.60%, 11/15/2029	1,527,000	1,361,641
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,360,000	1,314,182
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	2,408,000	2,410,071
5.86%, 3/15/2030	1,658,000	1,703,280
5.91%, 11/22/2032 (a)	5,951,000	6,141,134
Medtronic Global Holdings SCA 4.25%, 3/30/2028	2,355,000	2,300,623
Revvity, Inc.:
1.90%, 9/15/2028	1,007,000	880,994
2.25%, 9/15/2031	400,000	326,812
2.55%, 3/15/2031	2,251,000	1,883,727
3.30%, 9/15/2029	1,863,000	1,695,311
Smith & Nephew PLC:
2.03%, 10/14/2030	1,669,000	1,378,661

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.15%, 3/20/2027	$782,000	$779,294
5.40%, 3/20/2034	787,000	775,045
Solventum Corp.:
5.40%, 3/1/2029 (b)	2,355,000	2,347,723
5.45%, 2/25/2027 (b)	1,852,000	1,850,630
5.45%, 3/13/2031 (a) (b)	3,278,000	3,237,451
5.60%, 3/23/2034 (b)	2,814,000	2,761,885
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,631,000	1,389,498
Stryker Corp.:
1.95%, 6/15/2030	980,000	825,238
3.38%, 11/1/2025	1,753,000	1,706,265
3.65%, 3/7/2028	1,554,000	1,479,999
4.85%, 12/8/2028	1,829,000	1,814,825
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	435,000	383,748
2.00%, 10/15/2031 (a)	1,611,000	1,318,893
4.80%, 11/21/2027	2,092,000	2,083,297
4.95%, 8/10/2026	1,396,000	1,392,761
4.95%, 11/21/2032	867,000	859,492
4.98%, 8/10/2030	1,945,000	1,946,634
5.00%, 12/5/2026	1,938,000	1,935,791
5.00%, 1/31/2029 (a)	1,854,000	1,857,597
5.09%, 8/10/2033	1,339,000	1,334,595
5.20%, 1/31/2034	1,540,000	1,548,301
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	981,000	819,969
3.05%, 1/15/2026	1,319,000	1,272,822
5.35%, 12/1/2028	1,809,000	1,819,510
		80,330,545
HEALTH CARE SERVICES — 2.5%
Adventist Health System:
2.95%, 3/1/2029 (a)	789,000	707,528
5.43%, 3/1/2032	1,803,000	1,793,354
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	1,367,000	1,176,495
3.83%, 8/15/2028	1,522,000	1,458,228
Ascension Health Series B, 2.53%, 11/15/2029	1,323,000	1,172,945
Banner Health:
1.90%, 1/1/2031 (a)	759,000	628,437
2.34%, 1/1/2030 (a)	1,889,000	1,639,161
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (a)	620,000	511,525
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031 (a)	1,017,000	840,835
3.46%, 6/1/2030	1,868,000	1,721,549
Series 2018, 4.30%, 7/1/2028	1,249,000	1,211,418
Security Description	Principal Amount	Value
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	$657,000	$548,319
Centene Corp.:
2.45%, 7/15/2028	4,301,000	3,819,417
2.50%, 3/1/2031	4,078,000	3,349,139
2.63%, 8/1/2031	2,953,000	2,416,410
3.00%, 10/15/2030	4,357,000	3,727,196
3.38%, 2/15/2030	2,947,000	2,614,991
4.25%, 12/15/2027	4,406,000	4,206,849
4.63%, 12/15/2029	5,657,000	5,347,110
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,038,000	1,011,188
CommonSpirit Health:
1.55%, 10/1/2025	1,591,000	1,511,816
2.78%, 10/1/2030	1,140,000	987,970
3.35%, 10/1/2029	1,983,000	1,817,142
5.21%, 12/1/2031	1,724,000	1,699,761
6.07%, 11/1/2027 (a)	1,944,000	1,988,731
Elevance Health, Inc.:
1.50%, 3/15/2026 (a)	1,746,000	1,638,900
2.55%, 3/15/2031	619,000	527,407
2.88%, 9/15/2029	1,698,000	1,527,368
3.65%, 12/1/2027	5,045,000	4,821,406
4.10%, 3/1/2028 (a)	1,403,000	1,356,799
4.10%, 5/15/2032	1,738,000	1,612,464
4.75%, 2/15/2033	1,706,000	1,646,768
4.90%, 2/8/2026	1,354,000	1,343,249
5.15%, 6/15/2029	1,320,000	1,323,564
5.35%, 10/15/2025	1,753,000	1,751,265
5.38%, 6/15/2034	1,230,000	1,235,670
5.50%, 10/15/2032 (a)	1,299,000	1,320,356
HCA, Inc.:
2.38%, 7/15/2031	1,797,000	1,475,067
3.13%, 3/15/2027	2,156,000	2,036,989
3.38%, 3/15/2029	2,461,000	2,261,290
3.50%, 9/1/2030	5,880,000	5,304,172
3.63%, 3/15/2032	5,242,000	4,616,420
4.13%, 6/15/2029	2,158,000	2,043,777
4.50%, 2/15/2027	2,048,000	2,001,551
5.20%, 6/1/2028	1,971,000	1,963,096
5.25%, 6/15/2026	2,441,000	2,431,431
5.38%, 9/1/2026	1,250,000	1,246,875
5.45%, 4/1/2031	2,072,000	2,070,197
5.50%, 6/1/2033	2,029,000	2,011,977
5.60%, 4/1/2034	1,737,000	1,725,762
5.88%, 2/15/2026	1,886,000	1,889,338
5.88%, 2/1/2029	1,926,000	1,961,072
Humana, Inc.:
1.35%, 2/3/2027	1,763,000	1,597,754
2.15%, 2/3/2032	1,923,000	1,532,535
3.70%, 3/23/2029 (a)	1,236,000	1,158,626
3.95%, 3/15/2027	1,014,000	980,781
4.88%, 4/1/2030 (a)	780,000	765,398
5.38%, 4/15/2031	1,887,000	1,876,640

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.70%, 3/13/2026	$826,000	$824,926
5.75%, 3/1/2028	1,748,000	1,778,363
5.75%, 12/1/2028	1,632,000	1,663,955
5.88%, 3/1/2033	739,000	752,199
5.95%, 3/15/2034	1,368,000	1,398,780
Icon Investments Six DAC:
5.81%, 5/8/2027	2,440,000	2,462,863
6.00%, 5/8/2034	2,740,000	2,799,732
IQVIA, Inc.:
5.70%, 5/15/2028	1,851,000	1,868,659
6.25%, 2/1/2029	1,991,000	2,046,449
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,799,000	1,721,661
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,326,000	1,231,761
2.70%, 6/1/2031 (a)	1,601,000	1,369,928
3.60%, 9/1/2027	115,000	109,772
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,037,000	736,042
OhioHealth Corp. 2.30%, 11/15/2031	746,000	622,343
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,975,000	1,862,464
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	116,000	93,830
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,621,000	1,421,406
Series H, 2.75%, 10/1/2026	645,000	607,139
5.40%, 10/1/2033	1,070,000	1,064,918
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	1,052,000	900,070
2.95%, 6/30/2030	300,000	265,986
3.45%, 6/1/2026	1,538,000	1,486,231
4.20%, 6/30/2029 (a)	525,000	505,428
6.40%, 11/30/2033	1,867,000	1,998,511
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	613,000	581,596
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,745,000	1,684,815
4.89%, 6/1/2028	831,000	826,479
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,331,000	1,213,180
Sutter Health:
Series 20A, 1.32%, 8/15/2025	1,074,000	1,025,466
Series 20A, 2.29%, 8/15/2030 (a)	1,909,000	1,638,399
Security Description	Principal Amount	Value
Series 2018, 3.70%, 8/15/2028 (a)	$645,000	$612,750
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	1,802,000	1,675,806
1.25%, 1/15/2026	1,719,000	1,619,951
2.00%, 5/15/2030	1,798,000	1,528,030
2.30%, 5/15/2031	1,888,000	1,585,542
2.88%, 8/15/2029	1,689,000	1,532,075
2.95%, 10/15/2027 (a)	4,267,000	4,011,236
3.10%, 3/15/2026	1,580,000	1,528,887
3.38%, 4/15/2027 (a)	1,695,000	1,625,674
3.70%, 12/15/2025	1,902,000	1,861,735
3.70%, 5/15/2027	2,240,000	2,167,379
3.75%, 7/15/2025	1,952,000	1,922,993
3.85%, 6/15/2028	3,557,000	3,419,166
3.88%, 12/15/2028	5,067,000	4,855,706
4.20%, 5/15/2032	1,581,000	1,487,326
4.25%, 1/15/2029	1,975,000	1,923,926
4.50%, 4/15/2033	1,829,000	1,747,500
4.60%, 4/15/2027	1,825,000	1,809,962
4.70%, 4/15/2029	1,232,000	1,222,477
4.90%, 4/15/2031 (a)	1,462,000	1,448,140
5.00%, 4/15/2034	2,349,000	2,317,664
5.15%, 10/15/2025	1,331,000	1,329,536
5.25%, 2/15/2028	1,618,000	1,639,131
5.30%, 2/15/2030	1,687,000	1,716,877
5.35%, 2/15/2033	2,992,000	3,031,016
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,514,000	1,392,623
2.65%, 10/15/2030	1,481,000	1,262,523
2.65%, 1/15/2032	1,571,000	1,280,569
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	93,704
5.04%, 5/15/2033 (a)	1,810,000	1,772,099
		204,948,832
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	1,959,000	1,791,741
2.60%, 10/15/2025	1,197,000	1,153,501
Lennar Corp.:
4.75%, 11/29/2027	240,000	236,642
5.00%, 6/15/2027	1,437,000	1,429,183
5.25%, 6/1/2026	1,467,000	1,463,025
MDC Holdings, Inc.:
2.50%, 1/15/2031	562,000	500,079
3.85%, 1/15/2030	1,520,000	1,442,358
Meritage Homes Corp. 5.13%, 6/6/2027	1,367,000	1,347,493
NVR, Inc. 3.00%, 5/15/2030	1,680,000	1,488,530
PulteGroup, Inc.:
6.38%, 5/15/2033	1,621,000	1,703,363
7.88%, 6/15/2032	1,237,000	1,415,598

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	$867,000	$801,680
4.35%, 2/15/2028	50,000	48,265
4.88%, 11/15/2025	1,687,000	1,668,291
4.88%, 3/15/2027	1,816,000	1,789,033
		18,278,782
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	821,000	752,603
4.40%, 3/15/2029	1,841,000	1,683,153
Whirlpool Corp.:
2.40%, 5/15/2031	1,463,000	1,203,595
4.70%, 5/14/2032 (a)	1,735,000	1,650,453
5.50%, 3/1/2033 (a)	1,220,000	1,202,871
		6,492,675
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	590,000	576,985
3.10%, 8/15/2027	100,000	95,230
3.25%, 8/15/2032 (a)	1,357,000	1,212,710
4.60%, 3/1/2033	1,789,000	1,756,565
4.80%, 3/2/2026	1,191,000	1,188,189
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,601,000	1,685,309
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,781,000	1,463,572
2.38%, 12/1/2029	1,540,000	1,350,873
2.60%, 4/15/2030 (a)	2,240,000	1,964,211
3.15%, 3/15/2027	1,047,000	999,738
4.38%, 5/15/2028 (a)	1,343,000	1,315,630
4.65%, 5/15/2033	110,000	106,213
5.00%, 2/14/2034 (a)	1,829,000	1,794,779
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	3,214,000	3,067,249
3.38%, 3/24/2029	1,987,000	1,844,989
3.63%, 3/24/2032	2,960,000	2,649,999
Procter & Gamble Co.:
0.55%, 10/29/2025	626,000	590,487
1.00%, 4/23/2026 (a)	620,000	578,975
1.20%, 10/29/2030 (a)	2,154,000	1,753,895
1.90%, 2/1/2027	1,338,000	1,245,732
1.95%, 4/23/2031 (a)	1,724,000	1,466,107
2.30%, 2/1/2032 (a)	1,735,000	1,491,632
2.45%, 11/3/2026	617,000	584,490
2.70%, 2/2/2026	1,425,000	1,375,724
2.80%, 3/25/2027 (a)	1,850,000	1,758,425
2.85%, 8/11/2027	1,214,000	1,147,169
3.00%, 3/25/2030	2,051,000	1,887,761
3.95%, 1/26/2028 (a)	813,000	795,569
4.05%, 1/26/2033 (a)	219,000	210,012
4.10%, 1/26/2026	929,000	917,257
4.35%, 1/29/2029	1,462,000	1,449,149
4.55%, 1/29/2034 (a)	2,603,000	2,554,090
Security Description	Principal Amount	Value
Unilever Capital Corp.:
1.38%, 9/14/2030	$1,643,000	$1,338,355
1.75%, 8/12/2031	1,766,000	1,433,974
2.00%, 7/28/2026	1,987,000	1,867,601
2.13%, 9/6/2029	1,793,000	1,575,276
2.90%, 5/5/2027	1,225,000	1,161,312
3.10%, 7/30/2025 (a)	504,000	493,381
3.50%, 3/22/2028	1,842,000	1,757,544
5.90%, 11/15/2032	1,881,000	1,998,393
		54,504,551
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	706,000	613,945
4.88%, 12/6/2028	848,000	835,500
5.75%, 3/15/2033	1,445,000	1,478,813
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	1,363,000	1,132,340
3.15%, 8/1/2027	1,724,000	1,636,352
Clorox Co.:
1.80%, 5/15/2030	1,734,000	1,446,538
3.10%, 10/1/2027	1,795,000	1,687,910
3.90%, 5/15/2028 (a)	50,000	48,045
4.40%, 5/1/2029	751,000	731,031
4.60%, 5/1/2032 (a)	1,322,000	1,281,031
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,799,000	1,595,119
2.00%, 11/2/2031	131,000	108,744
2.75%, 2/15/2026 (a)	1,425,000	1,372,731
3.05%, 8/15/2025	816,000	797,020
3.10%, 3/26/2030	1,733,000	1,584,482
3.95%, 11/1/2028 (a)	2,895,000	2,793,154
		19,142,755
INSURANCE — 2.6%
ACE Capital Trust II 9.70%, 4/1/2030	1,816,000	2,157,535
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	1,005,000	967,624
Aflac, Inc.:
1.13%, 3/15/2026 (a)	1,894,000	1,769,015
2.88%, 10/15/2026	1,751,000	1,664,220
3.60%, 4/1/2030	1,582,000	1,470,089
Alleghany Corp. 3.63%, 5/15/2030	961,000	894,047
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	1,847,000	1,845,375
Allstate Corp.:
0.75%, 12/15/2025	1,406,000	1,314,779
1.45%, 12/15/2030 (a)	1,855,000	1,481,217
3.28%, 12/15/2026	678,000	648,649
5.05%, 6/24/2029	525,000	522,706
5.25%, 3/30/2033 (a)	1,590,000	1,583,624

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
American Financial Group, Inc. 5.25%, 4/2/2030	$466,000	$462,789
American International Group, Inc.:
3.40%, 6/30/2030	1,728,000	1,572,204
4.20%, 4/1/2028	1,894,000	1,831,062
5.13%, 3/27/2033 (a)	1,515,000	1,493,229
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (c)	589,000	576,313
American National Group, Inc. 5.00%, 6/15/2027	1,847,000	1,806,458
Aon Corp.:
2.80%, 5/15/2030	235,000	206,076
3.75%, 5/2/2029	2,250,000	2,111,872
4.50%, 12/15/2028 (a)	630,000	612,770
8.21%, 1/1/2027	997,000	1,054,048
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	1,994,000	1,609,417
2.60%, 12/2/2031	903,000	752,452
5.35%, 2/28/2033 (a)	866,000	860,276
Aon Global Ltd. 3.88%, 12/15/2025	1,378,000	1,346,664
Aon North America, Inc.:
5.13%, 3/1/2027 (a)	1,652,000	1,649,852
5.15%, 3/1/2029	2,823,000	2,815,434
5.30%, 3/1/2031	1,951,000	1,944,445
5.45%, 3/1/2034	1,717,000	1,709,359
Arch Capital Finance LLC 4.01%, 12/15/2026	724,000	700,622
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	1,496,000	1,220,616
5.50%, 3/2/2033	670,000	671,816
6.50%, 2/15/2034	1,282,000	1,356,369
Assurant, Inc.:
2.65%, 1/15/2032	359,000	295,324
3.70%, 2/22/2030	1,796,000	1,624,213
4.90%, 3/27/2028	627,000	617,244
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031	200,000	173,434
6.13%, 9/15/2028	606,000	624,010
Athene Holding Ltd.:
3.50%, 1/15/2031	602,000	532,927
4.13%, 1/12/2028 (a)	1,214,000	1,170,393
5.88%, 1/15/2034	1,778,000	1,759,224
6.15%, 4/3/2030 (a)	878,000	907,650
6.65%, 2/1/2033 (a)	1,298,000	1,363,601
AXA SA 8.60%, 12/15/2030	1,456,000	1,712,576
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	606,000	566,240
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	893,000	818,801
Security Description	Principal Amount	Value
AXIS Specialty Finance PLC 4.00%, 12/6/2027	$510,000	$489,029
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	1,909,000	1,568,969
1.85%, 3/12/2030	1,410,000	1,204,831
2.30%, 3/15/2027	1,019,000	954,976
2.88%, 3/15/2032	1,819,000	1,591,661
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	1,506,000	1,458,425
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,406,000	1,336,023
5.63%, 5/15/2030 (a)	1,509,000	1,508,396
Brown & Brown, Inc.:
2.38%, 3/15/2031	907,000	749,445
4.20%, 3/17/2032 (a)	1,245,000	1,136,909
4.50%, 3/15/2029	1,179,000	1,136,839
5.65%, 6/11/2034	765,000	760,379
Chubb INA Holdings LLC:
1.38%, 9/15/2030 (a)	1,748,000	1,425,092
3.35%, 5/3/2026	2,180,000	2,109,237
5.00%, 3/15/2034	1,807,000	1,790,321
Cincinnati Financial Corp. 6.92%, 5/15/2028 (a)	484,000	512,188
CNA Financial Corp.:
2.05%, 8/15/2030	1,734,000	1,444,578
3.45%, 8/15/2027	631,000	598,049
3.90%, 5/1/2029	316,000	299,511
4.50%, 3/1/2026 (a)	809,000	796,663
5.13%, 2/15/2034	1,635,000	1,583,694
CNO Financial Group, Inc.:
5.25%, 5/30/2029	3,233,000	3,134,329
6.45%, 6/15/2034	1,500,000	1,499,130
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,475,000	2,369,466
3.85%, 4/5/2029	2,059,000	1,930,024
3.90%, 4/5/2032 (a)	2,162,000	1,936,374
5.75%, 1/15/2034	1,768,000	1,779,386
6.05%, 9/15/2033 (b)	1,760,000	1,801,712
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	710,000	716,305
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	500,000	482,835
Enstar Group Ltd.:
3.10%, 9/1/2031	1,602,000	1,323,316
4.95%, 6/1/2029	997,000	957,768
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,263,000	2,190,652
5.59%, 1/11/2033	1,665,000	1,686,712
Essent Group Ltd. 6.25%, 7/1/2029 (d)	1,000,000	998,860
F&G Annuities & Life, Inc.:
6.50%, 6/4/2029	285,000	284,196
7.40%, 1/13/2028	1,530,000	1,579,450

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (a)	$489,000	$425,362
4.63%, 4/29/2030	1,092,000	1,040,938
4.85%, 4/17/2028 (a)	469,000	460,450
5.63%, 8/16/2032	909,000	898,119
6.00%, 12/7/2033 (b)	2,059,000	2,091,244
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,540,000	1,256,240
3.40%, 6/15/2030	1,690,000	1,499,774
4.50%, 8/15/2028	518,000	502,072
First American Financial Corp.:
2.40%, 8/15/2031	1,411,000	1,125,526
4.00%, 5/15/2030	648,000	582,993
Globe Life, Inc.:
2.15%, 8/15/2030	1,619,000	1,297,434
4.80%, 6/15/2032 (a)	606,000	558,120
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,134,000	954,442
4.50%, 4/15/2026 (a)	516,000	506,511
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	741,000	658,682
Horace Mann Educators Corp. 7.25%, 9/15/2028	1,269,000	1,345,800
Jackson Financial, Inc.:
3.13%, 11/23/2031	1,659,000	1,390,673
5.17%, 6/8/2027	50,000	49,831
5.67%, 6/8/2032 (a)	1,425,000	1,435,574
Kemper Corp.:
2.40%, 9/30/2030	1,896,000	1,550,776
3.80%, 2/23/2032	1,519,000	1,300,856
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	850,000	755,123
3.40%, 3/1/2032	1,874,000	1,620,017
3.63%, 12/12/2026	693,000	663,083
3.80%, 3/1/2028	600,000	572,856
5.85%, 3/15/2034	1,572,000	1,568,494
Loews Corp.:
3.20%, 5/15/2030	1,648,000	1,494,258
3.75%, 4/1/2026	2,701,000	2,632,476
Manulife Financial Corp.:
2.48%, 5/19/2027	1,391,000	1,288,706
3.70%, 3/16/2032	616,000	561,145
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (c)	1,743,000	1,669,864
4.15%, 3/4/2026	2,467,000	2,415,612
Markel Group, Inc.:
3.35%, 9/17/2029	1,419,000	1,301,351
3.50%, 11/1/2027	818,000	775,145
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,726,000	1,470,828
2.38%, 12/15/2031	469,000	389,561
3.75%, 3/14/2026	1,171,000	1,143,013
4.38%, 3/15/2029 (a)	2,512,000	2,455,430
5.15%, 3/15/2034 (a)	1,586,000	1,583,018
Security Description	Principal Amount	Value
5.40%, 9/15/2033	$1,290,000	$1,313,762
5.75%, 11/1/2032	1,795,000	1,872,436
5.88%, 8/1/2033	150,000	157,625
Mercury General Corp. 4.40%, 3/15/2027	2,532,000	2,442,798
MetLife, Inc.:
3.60%, 11/13/2025	1,490,000	1,456,967
4.55%, 3/23/2030 (a)	1,908,000	1,873,713
5.38%, 7/15/2033 (a)	1,515,000	1,528,347
MGIC Investment Corp. 5.25%, 8/15/2028	1,730,000	1,686,093
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	15,800
NMI Holdings, Inc. 6.00%, 8/15/2029	1,765,000	1,750,068
Old Republic International Corp.:
3.88%, 8/26/2026	1,403,000	1,355,915
5.75%, 3/28/2034	1,679,000	1,668,489
PartnerRe Finance B LLC:
3.70%, 7/2/2029	1,276,000	1,191,274
5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	1,916,000	1,739,441
Primerica, Inc. 2.80%, 11/19/2031	467,000	390,636
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,294,000	1,081,629
3.10%, 11/15/2026	3,679,000	3,500,679
5.38%, 3/15/2033	50,000	49,932
Progressive Corp.:
2.45%, 1/15/2027	3,731,000	3,499,454
3.00%, 3/15/2032 (a)	160,000	138,842
3.20%, 3/26/2030	1,611,000	1,468,153
4.00%, 3/1/2029 (a)	400,000	383,016
4.95%, 6/15/2033	50,000	49,496
6.63%, 3/1/2029	1,312,000	1,403,420
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	3,020,000	2,626,856
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	1,489,000	1,406,495
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	1,161,000	1,077,524
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,079,000	1,057,593
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (c)	6,806,000	6,711,669
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	2,983,000	3,057,187
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,797,000	1,610,741
3.63%, 3/24/2032	619,000	552,860

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	$612,000	$544,337
3.90%, 5/15/2029 (a)	529,000	496,329
3.95%, 9/15/2026	90,000	87,345
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,569,000	1,487,977
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,880,000	1,881,824
SiriusPoint Ltd. 7.00%, 4/5/2029	2,202,000	2,226,464
Stewart Information Services Corp. 3.60%, 11/15/2031	1,118,000	924,687
Travelers Property Casualty Corp. 6.38%, 3/15/2033 (a)	1,433,000	1,570,468
Trinity Acquisition PLC 4.40%, 3/15/2026 (a)	1,407,000	1,380,450
Unum Group 4.00%, 6/15/2029	973,000	917,140
Willis North America, Inc.:
2.95%, 9/15/2029	995,000	891,490
4.50%, 9/15/2028	824,000	800,368
4.65%, 6/15/2027	1,638,000	1,610,121
5.35%, 5/15/2033	1,495,000	1,465,414
		217,669,111
INTERNET — 1.4%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	3,243,000	2,682,999
3.40%, 12/6/2027	3,595,000	3,394,579
Alphabet, Inc.:
0.45%, 8/15/2025	1,849,000	1,760,340
0.80%, 8/15/2027 (a)	625,000	556,913
1.10%, 8/15/2030 (a)	3,164,000	2,583,976
2.00%, 8/15/2026	1,896,000	1,785,236
Amazon.com, Inc.:
1.00%, 5/12/2026	2,994,000	2,784,839
1.20%, 6/3/2027	3,740,000	3,377,257
1.50%, 6/3/2030	3,150,000	2,624,359
1.65%, 5/12/2028	3,264,000	2,906,853
2.10%, 5/12/2031 (a)	4,321,000	3,640,831
3.15%, 8/22/2027	3,826,000	3,634,279
3.30%, 4/13/2027	5,476,000	5,251,977
3.45%, 4/13/2029 (a)	2,310,000	2,191,520
3.60%, 4/13/2032	3,445,000	3,165,232
4.55%, 12/1/2027	2,682,000	2,662,341
4.65%, 12/1/2029 (a)	4,153,000	4,136,263
4.70%, 12/1/2032 (a)	6,530,000	6,472,209
Ameritrade Holding LLC 3.63%, 4/1/2025	264,000	256,246
Baidu, Inc.:
1.63%, 2/23/2027 (a)	620,000	565,620
1.72%, 4/9/2026 (a)	1,881,000	1,766,259
2.38%, 10/9/2030	1,508,000	1,281,694
Security Description	Principal Amount	Value
2.38%, 8/23/2031	$1,859,000	$1,540,181
3.43%, 4/7/2030	1,501,000	1,369,753
3.63%, 7/6/2027	1,884,000	1,800,332
4.38%, 3/29/2028	400,000	390,148
4.88%, 11/14/2028	50,000	49,536
Booking Holdings, Inc.:
3.55%, 3/15/2028	1,959,000	1,862,970
3.60%, 6/1/2026 (a)	1,394,000	1,355,609
4.63%, 4/13/2030	2,201,000	2,165,476
eBay, Inc.:
1.40%, 5/10/2026	1,909,000	1,775,885
2.60%, 5/10/2031 (a)	1,272,000	1,079,483
2.70%, 3/11/2030 (a)	273,000	240,592
3.60%, 6/5/2027	1,563,000	1,500,058
5.90%, 11/22/2025	1,921,000	1,931,104
6.30%, 11/22/2032 (a)	1,452,000	1,541,095
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	275,000	238,090
3.25%, 2/15/2030 (a)	1,212,000	1,092,848
3.80%, 2/15/2028 (a)	566,000	538,719
4.63%, 8/1/2027	1,404,000	1,378,166
5.00%, 2/15/2026	1,942,000	1,926,891
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,869,000	1,701,650
3.88%, 4/29/2026	1,347,000	1,311,412
Meta Platforms, Inc.:
3.50%, 8/15/2027	5,764,000	5,535,976
3.85%, 8/15/2032	5,214,000	4,851,262
4.80%, 5/15/2030 (a)	2,654,000	2,658,087
4.95%, 5/15/2033 (a)	2,787,000	2,800,573
Netflix, Inc.:
4.38%, 11/15/2026	2,567,000	2,521,205
4.88%, 4/15/2028	2,952,000	2,934,436
5.88%, 11/15/2028	2,222,000	2,289,793
6.38%, 5/15/2029	1,121,000	1,181,153
Tencent Music Entertainment Group:
1.38%, 9/3/2025	862,000	821,219
2.00%, 9/3/2030	1,662,000	1,373,992
VeriSign, Inc.:
2.70%, 6/15/2031	1,832,000	1,531,644
4.75%, 7/15/2027	1,684,000	1,653,671
Weibo Corp. 3.38%, 7/8/2030 (a)	1,882,000	1,645,226
		118,070,057
INVESTMENT COMPANY SECURITY — 1.2%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (b)	1,970,000	1,980,579
Ares Capital Corp. 5.95%, 7/15/2029	1,425,000	1,400,177
ARES Capital Corp.:
2.15%, 7/15/2026	2,207,000	2,039,334
2.88%, 6/15/2027	1,335,000	1,221,218
2.88%, 6/15/2028	1,972,000	1,747,626
3.20%, 11/15/2031	1,634,000	1,347,184

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.25%, 7/15/2025	$1,998,000	$1,942,855
3.88%, 1/15/2026	1,582,000	1,527,200
5.88%, 3/1/2029	1,209,000	1,190,103
7.00%, 1/15/2027	1,709,000	1,737,557
Ares Strategic Income Fund 6.35%, 8/15/2029 (b)	1,960,000	1,943,791
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,251,000	1,147,230
2.95%, 3/10/2026	585,000	550,310
Barings BDC, Inc.:
3.30%, 11/23/2026	1,121,000	1,035,468
7.00%, 2/15/2029	1,519,000	1,523,967
BlackRock TCP Capital Corp.:
2.85%, 2/9/2026 (a)	629,000	593,751
6.95%, 5/30/2029 (a)	1,150,000	1,122,745
Blackstone Private Credit Fund:
2.63%, 12/15/2026	2,742,000	2,508,574
3.25%, 3/15/2027	1,930,000	1,781,911
4.00%, 1/15/2029 (a)	1,695,000	1,546,586
5.95%, 7/16/2029 (a) (b)	1,930,000	1,890,474
6.25%, 1/25/2031 (a) (b)	1,625,000	1,612,032
7.30%, 11/27/2028 (b)	3,313,000	3,430,877
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	881,000	795,428
2.75%, 9/16/2026	1,180,000	1,092,515
2.85%, 9/30/2028	1,366,000	1,197,340
3.63%, 1/15/2026	1,611,000	1,546,576
5.88%, 11/15/2027	1,320,000	1,310,602
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,635,000	1,494,570
2.88%, 6/11/2028	1,849,000	1,635,237
3.40%, 7/15/2026	1,858,000	1,750,626
4.25%, 1/15/2026	1,711,000	1,659,516
5.95%, 3/15/2029	1,448,000	1,426,164
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (b)	1,171,000	1,207,207
Blue Owl Capital Corp. III 3.13%, 4/13/2027	443,000	404,902
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	562,000	521,120
4.70%, 2/8/2027	647,000	615,452
6.60%, 9/15/2029 (a) (b)	375,000	369,859
6.65%, 3/15/2031	1,586,000	1,551,267
7.75%, 9/16/2027	1,733,000	1,780,692
7.75%, 1/15/2029	1,509,000	1,555,824
7.95%, 6/13/2028	1,388,000	1,435,234
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027 (a)	1,516,000	1,361,520
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (b)	1,367,000	1,337,254
Security Description	Principal Amount	Value
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (b)	$910,000	$908,034
FS KKR Capital Corp.:
2.63%, 1/15/2027	1,475,000	1,331,365
3.13%, 10/12/2028	3,685,000	3,199,501
3.25%, 7/15/2027	1,045,000	946,540
3.40%, 1/15/2026	2,189,000	2,083,556
6.88%, 8/15/2029	980,000	971,347
7.88%, 1/15/2029	1,788,000	1,847,004
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	504,000	480,882
6.38%, 3/11/2027	842,000	848,711
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	731,000	655,897
2.50%, 8/24/2026 (a)	1,883,000	1,734,657
6.00%, 7/15/2029	1,703,000	1,671,784
7.05%, 12/5/2028	1,619,000	1,651,493
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (b) (d)	2,000,000	1,967,080
HPS Corporate Lending Fund:
6.25%, 9/30/2029 (a) (b)	1,740,000	1,719,398
6.75%, 1/30/2029 (b)	2,008,000	2,021,393
Main Street Capital Corp.:
3.00%, 7/14/2026	612,000	573,260
6.50%, 6/4/2027	500,000	500,345
6.95%, 3/1/2029	612,000	618,524
Morgan Stanley Direct Lending Fund:
4.50%, 2/11/2027	560,000	539,314
6.15%, 5/17/2029 (b)	705,000	689,575
New Mountain Finance Corp. 6.88%, 2/1/2029	1,556,000	1,519,138
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,573,000	1,427,167
7.10%, 2/15/2029	1,378,000	1,394,233
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (b)	1,094,000	1,155,209
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	1,392,000	1,279,345
3.44%, 10/15/2028 (a)	1,918,000	1,637,454
3.71%, 1/22/2026 (a)	1,688,000	1,610,149
Sixth Street Lending Partners 6.50%, 3/11/2029 (b)	1,902,000	1,882,485
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026	658,000	611,604
6.13%, 3/1/2029 (a)	500,000	493,835
6.95%, 8/14/2028	978,000	998,802
		103,839,535
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	2,137,000	2,098,064
6.00%, 6/17/2034 (a)	955,000	954,436

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.55%, 11/29/2027	$1,785,000	$1,841,067
6.80%, 11/29/2032 (a)	1,946,000	2,052,991
Nucor Corp.:
3.13%, 4/1/2032	600,000	519,276
4.30%, 5/23/2027	1,800,000	1,761,462
Reliance, Inc. 1.30%, 8/15/2025	1,491,000	1,419,000
Steel Dynamics, Inc.:
1.65%, 10/15/2027	225,000	200,686
3.25%, 1/15/2031 (a)	1,712,000	1,516,233
3.45%, 4/15/2030	1,368,000	1,249,764
5.00%, 12/15/2026	523,000	519,255
5.38%, 8/15/2034 (d)	850,000	834,674
Vale Overseas Ltd.:
3.75%, 7/8/2030	3,413,000	3,070,915
6.13%, 6/12/2033	2,987,000	3,003,608
6.25%, 8/10/2026	1,748,000	1,783,607
		22,825,038
IT SERVICES — 0.3%
Apple, Inc.:
4.00%, 5/10/2028 (a)	1,429,000	1,399,220
4.15%, 5/10/2030 (a)	1,313,000	1,288,618
4.30%, 5/10/2033 (a)	1,628,000	1,605,745
4.42%, 5/8/2026	888,000	882,628
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	1,264,000	1,298,330
Dell International LLC/EMC Corp. 5.40%, 4/15/2034	1,902,000	1,882,181
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,905,000	1,926,641
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	1,366,000	1,374,455
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027 (a)	1,863,000	1,840,327
4.60%, 2/5/2029	2,664,000	2,615,542
4.70%, 2/5/2026 (a)	1,500,000	1,488,810
4.75%, 2/5/2031 (a)	1,529,000	1,497,579
4.90%, 2/5/2034	1,700,000	1,649,799
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	1,974,000	2,005,643
		22,755,518
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	1,481,000	1,182,860
4.40%, 9/15/2032 (a)	1,704,000	1,517,003
5.85%, 3/18/2029	1,317,000	1,317,184
Harley-Davidson, Inc. 3.50%, 7/28/2025	1,610,000	1,572,567
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,864,000	1,953,547
		7,543,161
Security Description	Principal Amount	Value
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	$1,279,000	$1,149,233
3.70%, 1/15/2031	1,951,000	1,721,640
5.85%, 8/1/2034 (d)	1,145,000	1,127,710
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (a)	813,000	785,252
4.85%, 3/15/2026	1,908,000	1,886,268
5.25%, 6/30/2029 (a)	1,100,000	1,091,112
5.50%, 6/30/2034	1,060,000	1,031,306
5.75%, 1/30/2027	450,000	454,023
Las Vegas Sands Corp.:
3.50%, 8/18/2026	1,734,000	1,655,242
3.90%, 8/8/2029	1,844,000	1,685,471
5.90%, 6/1/2027	1,020,000	1,025,182
6.00%, 8/15/2029	1,366,000	1,376,300
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031	1,885,000	1,613,786
Series R, 3.13%, 6/15/2026	1,776,000	1,704,356
Series GG, 3.50%, 10/15/2032	1,746,000	1,515,580
3.75%, 10/1/2025	687,000	672,511
Series X, 4.00%, 4/15/2028	1,690,000	1,622,434
Series FF, 4.63%, 6/15/2030	1,847,000	1,792,273
Series AA, 4.65%, 12/1/2028	1,247,000	1,221,112
4.88%, 5/15/2029 (a)	1,918,000	1,893,699
4.90%, 4/15/2029	1,387,000	1,372,242
5.00%, 10/15/2027	930,000	927,508
5.30%, 5/15/2034	600,000	588,846
5.45%, 9/15/2026	1,079,000	1,083,100
5.55%, 10/15/2028	1,535,000	1,555,477
Sands China Ltd.:
2.30%, 3/8/2027	660,000	601,696
2.85%, 3/8/2029	2,396,000	2,097,075
3.25%, 8/8/2031	3,610,000	3,031,209
4.05%, 1/8/2026	400,000	387,096
4.38%, 6/18/2030	1,507,000	1,387,435
5.13%, 8/8/2025	200,000	198,370
5.40%, 8/8/2028 (a)	3,452,000	3,379,784
		43,634,328
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	457,446
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	1,407,000	1,326,492
0.90%, 3/2/2026	1,708,000	1,593,222
Series MTN, 1.10%, 9/14/2027	1,747,000	1,557,922

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 1.15%, 9/14/2026	$1,903,000	$1,748,971
Series MTN, 1.70%, 1/8/2027	1,554,000	1,434,933
2.40%, 8/9/2026	1,233,000	1,167,552
Series MTN, 3.60%, 8/12/2027	1,366,000	1,314,461
Series MTN, 3.65%, 8/12/2025	606,000	595,134
Series DMTN, 4.35%, 5/15/2026	1,778,000	1,754,033
4.50%, 1/8/2027 (a)	622,000	615,743
4.80%, 1/6/2026	921,000	916,469
4.85%, 2/27/2029	1,538,000	1,538,461
5.00%, 5/14/2027	1,905,000	1,907,515
5.05%, 2/27/2026 (a)	1,620,000	1,620,000
5.15%, 8/11/2025	1,465,000	1,462,436
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	8,000	6,714
2.60%, 4/9/2030	1,979,000	1,757,174
Oshkosh Corp. 3.10%, 3/1/2030	1,958,000	1,727,641
		24,502,319
MACHINERY-DIVERSIFIED — 1.2%
AGCO Corp.:
5.45%, 3/21/2027	1,601,000	1,604,490
5.80%, 3/21/2034	2,219,000	2,209,325
CNH Industrial Capital LLC:
1.88%, 1/15/2026	1,476,000	1,397,447
4.55%, 4/10/2028 (a)	1,609,000	1,573,312
5.10%, 4/20/2029	1,538,000	1,532,309
5.45%, 10/14/2025	53,000	52,978
5.50%, 1/12/2029	1,605,000	1,621,435
Deere & Co.:
3.10%, 4/15/2030	1,301,000	1,182,570
7.13%, 3/3/2031	707,000	797,362
Dover Corp.:
2.95%, 11/4/2029	475,000	429,205
3.15%, 11/15/2025	1,194,000	1,156,879
Flowserve Corp.:
2.80%, 1/15/2032 (a)	1,549,000	1,271,125
3.50%, 10/1/2030	1,569,000	1,394,747
IDEX Corp.:
2.63%, 6/15/2031	1,826,000	1,533,402
3.00%, 5/1/2030	1,984,000	1,751,336
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,680,000	1,679,849
5.20%, 6/15/2027	1,395,000	1,398,529
5.31%, 6/15/2031	1,105,000	1,110,591
5.40%, 8/14/2028	1,006,000	1,014,963
5.70%, 8/14/2033 (a)	2,265,000	2,317,593
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	1,466,000	1,357,340
Security Description	Principal Amount	Value
Series MTN, 1.30%, 10/13/2026	$2,180,000	$2,004,139
1.45%, 1/15/2031 (a)	745,000	604,806
Series MTN, 1.50%, 3/6/2028	1,459,000	1,291,492
Series MTN, 1.70%, 1/11/2027	1,587,000	1,463,373
Series MTN, 1.75%, 3/9/2027	1,127,000	1,035,386
Series MTN, 2.00%, 6/17/2031	1,813,000	1,496,287
Series MTN, 2.25%, 9/14/2026	1,168,000	1,099,065
Series MTN, 2.35%, 3/8/2027	1,601,000	1,497,319
Series MTN, 2.45%, 1/9/2030	1,516,000	1,339,037
Series MTN, 2.65%, 6/10/2026 (a)	771,000	736,768
Series MTN, 2.80%, 9/8/2027	1,969,000	1,842,059
Series MTN, 2.80%, 7/18/2029	1,722,000	1,560,597
Series MTN, 3.05%, 1/6/2028 (a)	590,000	557,137
Series MTN, 3.35%, 4/18/2029 (a)	1,504,000	1,409,459
Series MTN, 3.40%, 9/11/2025	1,040,000	1,017,692
Series MTN, 3.45%, 3/7/2029	150,000	141,254
Series MTN, 3.90%, 6/7/2032	1,453,000	1,344,752
Series MTN, 4.05%, 9/8/2025	621,000	612,511
Series MTN, 4.15%, 9/15/2027 (a)	1,803,000	1,762,919
Series MTN, 4.35%, 9/15/2032	314,000	300,096
4.50%, 1/8/2027	1,570,000	1,553,986
4.50%, 1/16/2029	1,291,000	1,268,756
Series MTN, 4.70%, 6/10/2030 (a)	1,879,000	1,860,886
Series MTN, 4.75%, 6/8/2026	1,539,000	1,529,474
Series MTN, 4.75%, 1/20/2028 (a)	1,662,000	1,654,937
Series MTN, 4.80%, 1/9/2026	1,977,000	1,964,624
Series MTN, 4.85%, 3/5/2027	1,930,000	1,923,091
Series MTN, 4.85%, 6/11/2029	1,740,000	1,734,380
Series MTN, 4.85%, 10/11/2029	765,000	764,312
Series MTN, 4.90%, 6/11/2027	1,755,000	1,750,928

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 4.90%, 3/3/2028	$1,225,000	$1,224,914
Series MTN, 4.90%, 3/7/2031 (a)	1,652,000	1,643,277
Series MTN, 4.95%, 3/6/2026	1,789,000	1,785,941
Series MTN, 4.95%, 7/14/2028	2,192,000	2,194,302
Series FXD, 5.05%, 3/3/2026	913,000	913,393
Series MTN, 5.05%, 6/12/2034	2,180,000	2,164,587
Series MTN, 5.10%, 4/11/2034	1,717,000	1,711,763
Series I, 5.15%, 9/8/2033 (a)	1,423,000	1,426,429
Series MTN, 5.15%, 9/8/2026	1,746,000	1,748,148
5.30%, 9/8/2025	1,145,000	1,145,905
Nordson Corp. 5.60%, 9/15/2028 (a)	1,477,000	1,494,827
nVent Finance SARL:
2.75%, 11/15/2031	1,941,000	1,599,170
4.55%, 4/15/2028	1,322,000	1,284,984
5.65%, 5/15/2033	175,000	174,424
Otis Worldwide Corp.:
2.29%, 4/5/2027	967,000	896,457
2.57%, 2/15/2030	2,156,000	1,891,761
5.25%, 8/16/2028	1,926,000	1,935,784
Rockwell Automation, Inc.:
1.75%, 8/15/2031	240,000	193,826
3.50%, 3/1/2029	1,357,000	1,281,374
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	1,908,000	1,824,411
4.70%, 9/15/2028	2,091,000	2,050,226
5.61%, 3/11/2034	732,000	735,704
Xylem, Inc.:
1.95%, 1/30/2028	1,980,000	1,778,357
2.25%, 1/30/2031 (a)	1,499,000	1,258,036
3.25%, 11/1/2026	1,690,000	1,615,725
		103,482,034
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	1,934,000	1,654,324
2.30%, 2/1/2032	2,383,000	1,841,940
2.80%, 4/1/2031	5,596,000	4,575,905
3.75%, 2/15/2028	1,594,000	1,482,340
4.20%, 3/15/2028	450,000	425,246
4.40%, 4/1/2033 (a)	1,631,000	1,440,760
4.91%, 7/23/2025	1,350,000	1,338,484
5.05%, 3/30/2029	2,307,000	2,218,573
6.10%, 6/1/2029	2,265,000	2,273,313
Security Description	Principal Amount	Value
6.15%, 11/10/2026	$1,884,000	$1,901,615
6.65%, 2/1/2034	3,129,000	3,161,197
Comcast Corp.:
1.50%, 2/15/2031	2,835,000	2,276,307
1.95%, 1/15/2031	2,163,000	1,785,167
2.35%, 1/15/2027	2,308,000	2,161,350
2.65%, 2/1/2030	1,630,000	1,442,974
3.15%, 3/1/2026	3,877,000	3,748,284
3.15%, 2/15/2028	5,256,000	4,937,854
3.30%, 2/1/2027	1,884,000	1,805,795
3.30%, 4/1/2027	1,706,000	1,631,533
3.38%, 8/15/2025	1,771,000	1,734,996
3.40%, 4/1/2030	2,005,000	1,843,176
3.55%, 5/1/2028	1,864,000	1,770,241
3.95%, 10/15/2025	3,759,000	3,699,758
4.15%, 10/15/2028	6,676,000	6,464,838
4.25%, 10/15/2030	2,417,000	2,317,637
4.25%, 1/15/2033	2,326,000	2,173,973
4.55%, 1/15/2029 (a)	1,048,000	1,031,704
4.65%, 2/15/2033 (a)	1,761,000	1,699,682
4.80%, 5/15/2033	1,420,000	1,380,354
5.10%, 6/1/2029 (a)	1,910,000	1,922,109
5.25%, 11/7/2025	1,029,000	1,028,331
5.30%, 6/1/2034 (a)	1,960,000	1,963,979
5.35%, 11/15/2027	2,831,000	2,862,198
5.50%, 11/15/2032	3,450,000	3,528,660
7.05%, 3/15/2033	1,731,000	1,933,717
Discovery Communications LLC:
3.63%, 5/15/2030 (a)	2,076,000	1,826,714
3.95%, 3/20/2028	2,839,000	2,654,096
4.13%, 5/15/2029	1,621,000	1,496,669
4.90%, 3/11/2026	50,000	49,274
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	723,000	676,193
3.45%, 3/1/2032	1,892,000	1,648,897
Fox Corp.:
3.50%, 4/8/2030 (a)	1,487,000	1,355,252
4.71%, 1/25/2029 (a)	3,127,000	3,071,089
6.50%, 10/13/2033	2,091,000	2,191,243
Grupo Televisa SAB 8.50%, 3/11/2032	1,634,000	1,858,463
Paramount Global:
3.38%, 2/15/2028	1,465,000	1,310,281
3.70%, 6/1/2028	1,680,000	1,516,032
4.00%, 1/15/2026	1,000	968
4.20%, 6/1/2029	1,654,000	1,475,930
4.20%, 5/19/2032	1,860,000	1,520,345
4.95%, 1/15/2031 (a)	1,820,000	1,600,563
5.50%, 5/15/2033	1,946,000	1,674,261
7.88%, 7/30/2030	4,139,000	4,245,455
TCI Communications, Inc.:
7.13%, 2/15/2028	748,000	799,732
7.88%, 2/15/2026	630,000	655,987

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Thomson Reuters Corp. 3.35%, 5/15/2026	$1,320,000	$1,272,599
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,692,000	1,869,694
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,838,000	1,718,530
Series MTN, 2.95%, 6/15/2027 (a)	3,718,000	3,513,807
3.00%, 2/13/2026	1,704,000	1,643,900
Series GMTN, 3.15%, 9/17/2025	1,175,000	1,145,167
Series MTN, 7.00%, 3/1/2032	1,660,000	1,849,555
Walt Disney Co.:
1.75%, 1/13/2026 (a)	2,179,000	2,067,152
2.00%, 9/1/2029	2,790,000	2,422,836
2.20%, 1/13/2028	1,398,000	1,278,513
2.65%, 1/13/2031	2,947,500	2,571,340
3.38%, 11/15/2026	1,239,000	1,191,534
3.70%, 10/15/2025	1,349,000	1,323,234
3.70%, 3/23/2027	1,708,000	1,654,864
3.80%, 3/22/2030 (a)	1,214,000	1,149,937
6.55%, 3/15/2033 (a)	1,672,000	1,840,922
		139,599,342
METAL FABRICATE & HARDWARE — 0.0% (f)
Timken Co.:
4.13%, 4/1/2032	1,117,000	1,016,403
4.50%, 12/15/2028 (a)	939,000	910,736
		1,927,139
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,447,000	1,298,176
3.75%, 10/1/2030	1,409,000	1,231,551
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,797,000	1,785,014
4.88%, 2/27/2026	1,935,000	1,921,029
4.90%, 2/28/2033	500,000	490,160
5.10%, 9/8/2028	1,814,000	1,821,057
5.25%, 9/8/2026	1,669,000	1,671,804
5.25%, 9/8/2030	1,467,000	1,487,171
5.25%, 9/8/2033 (a)	2,335,000	2,337,428
6.42%, 3/1/2026	1,959,000	1,994,086
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,714,000	1,644,874
4.25%, 3/1/2030	50,000	47,289
4.38%, 8/1/2028	1,766,000	1,705,585
4.63%, 8/1/2030	1,057,000	1,017,542
5.00%, 9/1/2027	980,000	969,984
Kinross Gold Corp.:
4.50%, 7/15/2027	1,076,000	1,045,076
6.25%, 7/15/2033	2,077,000	2,167,246
Security Description	Principal Amount	Value
Newmont Corp.:
2.25%, 10/1/2030 (a)	$1,613,000	$1,375,566
2.60%, 7/15/2032 (a)	1,402,000	1,168,960
2.80%, 10/1/2029	1,367,000	1,226,144
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026 (b)	3,172,000	3,170,192
5.35%, 3/15/2034 (b)	1,887,000	1,883,622
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,797,000	1,904,335
7.25%, 3/15/2031 (a)	1,693,000	1,878,604
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028 (a)	1,921,000	2,071,549
Yamana Gold, Inc. 2.63%, 8/15/2031	1,710,000	1,422,600
		40,736,644
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	1,060,000	994,418
2.38%, 8/26/2029	1,871,000	1,634,955
2.88%, 10/15/2027	1,711,000	1,596,380
Series MTN, 3.00%, 8/7/2025	305,000	297,070
3.05%, 4/15/2030 (a)	1,960,000	1,758,590
Series MTN, 3.38%, 3/1/2029 (a)	1,950,000	1,809,288
Series MTN, 3.63%, 9/14/2028 (a)	630,000	596,112
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,469,000	1,182,457
2.75%, 3/1/2030 (a)	1,870,000	1,647,320
3.75%, 12/1/2027	1,757,000	1,673,841
Eaton Corp.:
3.10%, 9/15/2027	3,309,000	3,122,968
4.35%, 5/18/2028	1,915,000	1,876,930
GE Capital Funding LLC 4.55%, 5/15/2032	1,976,000	1,884,709
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	490,000	476,687
General Electric Co.:
3.45%, 5/1/2027	500	479
Series MTN, 6.75%, 3/15/2032	2,081,000	2,279,132
Illinois Tool Works, Inc. 2.65%, 11/15/2026	1,381,000	1,313,759
Parker-Hannifin Corp.:
3.25%, 3/1/2027	1,897,000	1,809,985
3.25%, 6/14/2029	1,651,000	1,515,767
4.25%, 9/15/2027	1,768,000	1,723,252
4.50%, 9/15/2029	1,685,500	1,642,334
Pentair Finance SARL:
4.50%, 7/1/2029	1,379,000	1,335,037
5.90%, 7/15/2032 (a)	971,000	990,935

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Teledyne Technologies, Inc.:
1.60%, 4/1/2026	$1,553,000	$1,452,335
2.75%, 4/1/2031	1,870,000	1,598,869
Textron, Inc.:
2.45%, 3/15/2031 (a)	1,604,000	1,341,377
3.00%, 6/1/2030	1,173,000	1,032,956
3.38%, 3/1/2028	150,000	140,796
3.65%, 3/15/2027	1,710,000	1,639,428
4.00%, 3/15/2026	1,910,000	1,865,955
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	1,927,000	1,866,511
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	1,692,000	1,611,207
		45,711,839
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,892,000	1,769,985
3.25%, 2/15/2029	1,769,000	1,596,187
3.28%, 12/1/2028	1,471,000	1,339,625
3.57%, 12/1/2031	1,678,000	1,462,360
4.25%, 4/1/2028	1,940,000	1,850,915
		8,019,072
OIL & GAS — 2.6%
Apache Corp.:
4.25%, 1/15/2030 (a)	1,803,000	1,673,238
4.38%, 10/15/2028	1,732,000	1,643,928
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,453,000	1,207,661
2.72%, 1/12/2032	3,383,000	2,877,817
3.02%, 1/16/2027	1,676,000	1,592,267
3.12%, 5/4/2026	1,822,000	1,754,094
3.41%, 2/11/2026	2,118,000	2,059,183
3.54%, 4/6/2027	1,943,000	1,867,922
3.59%, 4/14/2027 (a)	2,783,000	2,677,302
3.63%, 4/6/2030 (a)	2,151,000	2,004,969
3.80%, 9/21/2025	1,345,000	1,321,799
3.94%, 9/21/2028	1,299,000	1,246,365
4.23%, 11/6/2028	2,247,000	2,178,534
4.70%, 4/10/2029	1,925,000	1,897,280
4.81%, 2/13/2033	3,352,000	3,250,032
4.89%, 9/11/2033 (a)	2,095,000	2,039,503
4.97%, 10/17/2029	1,962,000	1,956,585
4.99%, 4/10/2034	980,000	958,499
5.02%, 11/17/2027	1,932,000	1,930,474
BP Capital Markets PLC:
3.28%, 9/19/2027	3,976,000	3,770,202
3.72%, 11/28/2028	1,917,000	1,821,898
5 yr. CMT + 2.15%, 6.45%, 12/1/2033 (c)	1,460,000	1,501,420
Burlington Resources LLC:
7.20%, 8/15/2031	1,534,000	1,722,038
Security Description	Principal Amount	Value
7.40%, 12/1/2031	$1,962,000	$2,229,911
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,757,000	1,692,975
2.95%, 7/15/2030	1,357,000	1,189,180
3.85%, 6/1/2027	2,084,000	2,004,537
6.45%, 6/30/2033	805,000	846,393
7.20%, 1/15/2032	1,352,000	1,482,738
Cenovus Energy, Inc.:
2.65%, 1/15/2032	624,000	516,223
4.25%, 4/15/2027	3,353,000	3,258,881
Chevron Corp.:
2.00%, 5/11/2027	1,877,000	1,734,386
2.24%, 5/11/2030 (a)	2,146,000	1,858,093
2.95%, 5/16/2026	3,109,000	2,992,133
3.33%, 11/17/2025	535,000	522,604
Chevron USA, Inc.:
0.69%, 8/12/2025 (a)	878,000	836,313
1.02%, 8/12/2027 (a)	1,987,000	1,766,423
3.25%, 10/15/2029	1,175,000	1,090,470
3.85%, 1/15/2028 (a)	1,395,000	1,353,917
Conoco Funding Co. 7.25%, 10/15/2031	1,235,000	1,386,139
ConocoPhillips Co.:
5.05%, 9/15/2033	42,000	41,644
5.90%, 10/15/2032 (a)	196,000	206,892
6.95%, 4/15/2029	1,800,000	1,950,912
Continental Resources, Inc. 4.38%, 1/15/2028	126,000	121,054
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,902,000	1,829,058
5.60%, 3/15/2034	1,772,000	1,767,747
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	1,013,000	977,940
5.25%, 10/15/2027 (a)	630,000	627,486
5.85%, 12/15/2025	1,460,000	1,463,504
5.88%, 6/15/2028	744,000	746,507
7.88%, 9/30/2031 (a)	1,608,000	1,817,185
7.95%, 4/15/2032	579,000	662,909
Diamondback Energy, Inc.:
3.13%, 3/24/2031	2,177,000	1,915,129
3.50%, 12/1/2029	350,000	323,032
5.15%, 1/30/2030	942,000	937,497
5.20%, 4/18/2027	2,859,000	2,860,201
5.40%, 4/18/2034	1,816,000	1,797,568
6.25%, 3/15/2033	1,926,000	2,014,654
Eni USA, Inc. 7.30%, 11/15/2027	1,299,000	1,376,277
EOG Resources, Inc.:
4.15%, 1/15/2026	1,354,000	1,333,311
4.38%, 4/15/2030 (a)	1,942,000	1,895,392
EQT Corp.:
5.00%, 1/15/2029	787,000	772,000
5.75%, 2/1/2034 (a)	2,844,000	2,815,020
7.00%, 2/1/2030 (a)	1,905,000	2,021,072

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.44%, 8/16/2029	$2,329,000	$2,081,753
2.61%, 10/15/2030	6,601,000	5,793,104
3.04%, 3/1/2026	4,033,000	3,901,121
3.29%, 3/19/2027 (a)	603,000	582,293
3.48%, 3/19/2030	3,259,000	3,038,203
Helmerich & Payne, Inc. 2.90%, 9/29/2031	2,021,000	1,683,493
Hess Corp.:
4.30%, 4/1/2027	1,835,000	1,788,850
7.13%, 3/15/2033	1,860,000	2,087,906
7.30%, 8/15/2031 (a)	1,421,000	1,584,216
7.88%, 10/1/2029	1,767,000	1,977,149
HF Sinclair Corp.:
4.50%, 10/1/2030	1,788,000	1,677,215
5.00%, 2/1/2028 (b)	1,154,000	1,119,634
5.88%, 4/1/2026 (a)	1,537,000	1,539,966
6.38%, 4/15/2027 (b)	550,000	551,342
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	8,002
Marathon Oil Corp.:
4.40%, 7/15/2027	1,450,000	1,419,129
5.30%, 4/1/2029	1,407,000	1,413,064
5.70%, 4/1/2034	1,592,000	1,620,815
6.80%, 3/15/2032	1,409,000	1,532,978
Marathon Petroleum Corp.:
3.80%, 4/1/2028	981,000	934,756
5.13%, 12/15/2026	1,446,000	1,440,968
Occidental Petroleum Corp.:
5.50%, 12/1/2025	310,000	309,166
5.88%, 9/1/2025	100,000	100,109
6.13%, 1/1/2031	1,891,000	1,936,460
6.38%, 9/1/2028	250,000	257,905
6.63%, 9/1/2030	3,926,000	4,115,822
7.50%, 5/1/2031	1,493,000	1,644,121
7.88%, 9/15/2031	1,608,000	1,800,220
8.50%, 7/15/2027	1,894,000	2,028,285
8.88%, 7/15/2030	1,975,000	2,276,740
Ovintiv, Inc.:
5.65%, 5/15/2028 (a)	150,000	151,704
6.25%, 7/15/2033	1,705,000	1,757,446
7.20%, 11/1/2031	1,613,000	1,737,717
7.38%, 11/1/2031	2,029,000	2,204,813
8.13%, 9/15/2030 (a)	1,703,000	1,922,721
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	1,033,000	971,764
5.15%, 11/15/2029 (a)	1,860,000	1,805,428
7.15%, 10/1/2033	1,907,000	2,020,676
Phillips 66 Co.:
1.30%, 2/15/2026 (a)	1,863,000	1,744,364
2.15%, 12/15/2030	1,515,000	1,266,585
3.15%, 12/15/2029	1,548,000	1,402,039
3.55%, 10/1/2026	732,000	706,461
3.90%, 3/15/2028	785,000	752,234
4.95%, 12/1/2027 (a)	689,000	687,105
Security Description	Principal Amount	Value
5.25%, 6/15/2031	$1,927,000	$1,919,658
5.30%, 6/30/2033 (a)	1,881,000	1,861,569
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	2,348,000	2,203,340
1.90%, 8/15/2030	1,601,000	1,341,094
2.15%, 1/15/2031	1,417,000	1,190,138
5.10%, 3/29/2026	1,640,000	1,637,015
Shell International Finance BV:
2.38%, 11/7/2029	2,274,000	2,005,918
2.50%, 9/12/2026	2,775,000	2,627,509
2.75%, 4/6/2030	2,507,000	2,236,194
2.88%, 5/10/2026	3,778,000	3,629,713
3.88%, 11/13/2028 (a)	2,433,000	2,334,512
Suncor Energy, Inc. 7.15%, 2/1/2032	1,655,000	1,809,891
Tosco Corp. 8.13%, 2/15/2030	1,699,000	1,964,876
TotalEnergies Capital International SA:
2.83%, 1/10/2030	2,133,000	1,912,725
3.46%, 2/19/2029	1,073,000	1,007,010
TotalEnergies Capital SA:
3.88%, 10/11/2028 (a)	1,751,000	1,680,750
5.15%, 4/5/2034 (a)	2,494,000	2,496,619
Valero Energy Corp.:
2.15%, 9/15/2027	1,884,000	1,716,117
2.80%, 12/1/2031	1,868,000	1,584,494
3.40%, 9/15/2026	1,085,000	1,039,951
4.00%, 4/1/2029	483,000	459,391
4.35%, 6/1/2028	561,000	543,009
7.50%, 4/15/2032	1,535,000	1,732,432
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	103,402
		216,401,486
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (a)	1,934,000	1,794,926
3.14%, 11/7/2029 (a)	1,839,000	1,673,563
3.34%, 12/15/2027 (a)	1,416,000	1,339,777
4.49%, 5/1/2030	1,421,000	1,381,553
Halliburton Co.:
2.92%, 3/1/2030	1,827,000	1,633,904
3.80%, 11/15/2025	1,832,000	1,793,400
NOV, Inc. 3.60%, 12/1/2029 (a)	686,000	630,887
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	924,000	881,598
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,368,000	1,205,003
4.50%, 5/15/2028	386,000	379,893
4.85%, 5/15/2033	357,000	349,789

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.00%, 6/1/2034	$2,210,000	$2,174,640
		15,238,933
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	535,000	516,441
4.50%, 5/15/2028	1,130,000	1,096,959
5.63%, 5/26/2033	1,598,000	1,615,131
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	1,394,000	1,195,174
2.69%, 5/25/2031 (a)	1,778,000	1,494,800
3.10%, 9/15/2026	399,000	376,983
Amcor Group Finance PLC 5.45%, 5/23/2029	1,480,000	1,485,446
AptarGroup, Inc. 3.60%, 3/15/2032	1,200,000	1,047,024
Berry Global, Inc.:
1.57%, 1/15/2026	350,000	328,919
1.65%, 1/15/2027	1,718,000	1,564,016
5.50%, 4/15/2028	1,780,000	1,777,419
5.65%, 1/15/2034 (b)	1,601,000	1,569,732
5.80%, 6/15/2031 (b)	1,945,000	1,945,311
Packaging Corp. of America:
3.00%, 12/15/2029	1,197,000	1,069,508
3.40%, 12/15/2027	500,000	472,745
5.70%, 12/1/2033	1,752,000	1,780,470
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (b)	1,800,000	1,790,514
5.44%, 4/3/2034 (b)	1,061,000	1,051,165
Sonoco Products Co.:
2.25%, 2/1/2027	677,000	625,839
2.85%, 2/1/2032 (a)	1,796,000	1,491,937
3.13%, 5/1/2030	973,000	863,479
WestRock MWV LLC:
7.95%, 2/15/2031	836,000	947,071
8.20%, 1/15/2030 (a)	1,879,000	2,142,210
WRKCo, Inc.:
3.38%, 9/15/2027	865,000	818,947
3.90%, 6/1/2028	1,351,000	1,285,382
4.00%, 3/15/2028	1,473,000	1,409,956
4.65%, 3/15/2026	1,355,000	1,335,664
4.90%, 3/15/2029 (a)	1,331,000	1,322,748
		34,420,990
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
2.95%, 11/21/2026	6,746,000	6,428,196
3.20%, 5/14/2026	3,081,000	2,975,938
3.20%, 11/21/2029	7,642,000	7,014,057
4.25%, 11/14/2028 (a)	6,231,000	6,081,394
4.80%, 3/15/2027	3,950,000	3,932,225
4.80%, 3/15/2029	4,168,000	4,143,701
4.95%, 3/15/2031	3,143,000	3,134,734
5.05%, 3/15/2034	4,673,000	4,658,560
Security Description	Principal Amount	Value
Astrazeneca Finance LLC:
1.20%, 5/28/2026	$1,786,000	$1,658,176
1.75%, 5/28/2028	1,940,000	1,720,082
2.25%, 5/28/2031	1,982,000	1,672,729
4.80%, 2/26/2027	2,203,000	2,190,399
4.85%, 2/26/2029	1,629,000	1,625,758
4.88%, 3/3/2028 (a)	1,347,000	1,344,872
4.88%, 3/3/2033	127,000	125,649
4.90%, 3/3/2030	1,267,000	1,271,941
4.90%, 2/26/2031	1,906,000	1,899,653
5.00%, 2/26/2034	3,459,000	3,439,007
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	1,453,000	1,345,696
1.38%, 8/6/2030	3,051,000	2,492,972
3.13%, 6/12/2027	1,757,000	1,670,503
3.38%, 11/16/2025 (a)	3,104,000	3,027,300
4.00%, 1/17/2029 (a)	1,991,000	1,917,930
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,884,000	1,543,900
3.70%, 6/6/2027	2,819,000	2,713,090
4.30%, 8/22/2032	1,502,000	1,407,870
4.69%, 2/13/2028 (a)	1,492,000	1,470,485
4.87%, 2/8/2029	1,049,000	1,041,007
5.08%, 6/7/2029	1,180,000	1,178,903
5.11%, 2/8/2034	2,095,000	2,060,977
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	1,024,000	964,024
1.45%, 11/13/2030	1,954,000	1,584,479
2.95%, 3/15/2032	2,999,000	2,590,836
3.20%, 6/15/2026	2,658,000	2,562,604
3.25%, 2/27/2027	14,813,000	14,149,970
3.40%, 7/26/2029	3,771,000	3,513,629
3.45%, 11/15/2027	1,675,000	1,598,051
3.90%, 2/20/2028	1,994,000	1,925,646
4.90%, 2/22/2027	2,697,000	2,690,123
4.90%, 2/22/2029 (a)	2,171,000	2,166,506
5.10%, 2/22/2031	1,710,000	1,715,951
5.20%, 2/22/2034	3,295,000	3,288,805
5.75%, 2/1/2031 (a)	1,364,000	1,415,614
5.90%, 11/15/2033 (a)	1,492,000	1,565,824
Cardinal Health, Inc.:
3.41%, 6/15/2027	1,760,000	1,676,347
3.75%, 9/15/2025	962,000	941,798
5.13%, 2/15/2029	1,391,000	1,387,815
5.45%, 2/15/2034 (a)	2,274,000	2,265,359
Cencora, Inc.:
2.70%, 3/15/2031	1,809,000	1,543,764
2.80%, 5/15/2030	1,042,000	918,263
3.45%, 12/15/2027	536,000	507,126
5.13%, 2/15/2034	1,825,000	1,792,132
Cigna Group:
1.25%, 3/15/2026 (a)	1,971,000	1,840,756
2.38%, 3/15/2031 (a)	3,626,000	3,041,960
2.40%, 3/15/2030	1,720,000	1,488,385
3.05%, 10/15/2027	596,000	559,316

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.40%, 3/1/2027	$2,784,000	$2,661,476
4.13%, 11/15/2025	1,063,000	1,045,407
4.38%, 10/15/2028	5,049,000	4,902,478
4.50%, 2/25/2026	1,723,000	1,698,516
5.00%, 5/15/2029	1,969,000	1,960,455
5.13%, 5/15/2031	1,748,000	1,735,065
5.25%, 2/15/2034	2,154,000	2,122,939
5.40%, 3/15/2033 (a)	1,774,000	1,780,191
5.69%, 3/15/2026	1,236,000	1,234,900
CVS Health Corp.:
1.30%, 8/21/2027	3,718,000	3,293,553
1.75%, 8/21/2030	2,028,000	1,648,176
1.88%, 2/28/2031	1,865,000	1,495,152
2.13%, 9/15/2031	1,863,000	1,494,610
2.88%, 6/1/2026	2,562,000	2,440,510
3.00%, 8/15/2026	1,866,000	1,777,514
3.25%, 8/15/2029	2,034,000	1,845,896
3.63%, 4/1/2027	1,465,000	1,405,287
3.75%, 4/1/2030	2,955,000	2,719,309
3.88%, 7/20/2025	3,930,000	3,859,142
4.30%, 3/25/2028	8,230,000	7,945,653
5.00%, 2/20/2026	2,789,000	2,767,887
5.00%, 1/30/2029 (a)	1,607,000	1,590,544
5.13%, 2/21/2030	2,108,000	2,084,348
5.25%, 1/30/2031	1,696,000	1,677,904
5.25%, 2/21/2033	2,821,000	2,754,058
5.30%, 6/1/2033 (a)	2,277,000	2,223,240
5.40%, 6/1/2029	2,838,000	2,841,122
5.55%, 6/1/2031 (a)	2,305,000	2,306,429
5.70%, 6/1/2034 (a)	1,930,000	1,924,538
6.25%, 6/1/2027	1,956,000	2,007,834
Eli Lilly & Co.:
3.10%, 5/15/2027	630,000	601,385
3.38%, 3/15/2029	1,783,000	1,684,685
4.50%, 2/9/2027	1,716,000	1,701,517
4.50%, 2/9/2029	1,783,000	1,767,506
4.70%, 2/27/2033	2,068,000	2,031,934
4.70%, 2/9/2034	2,482,000	2,433,452
5.50%, 3/15/2027	535,000	544,325
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	1,607,000	1,504,875
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	2,924,000	2,823,327
Johnson & Johnson:
0.55%, 9/1/2025	621,000	589,534
0.95%, 9/1/2027	524,000	466,779
1.30%, 9/1/2030	3,690,000	3,044,213
2.45%, 3/1/2026	2,004,000	1,924,561
2.90%, 1/15/2028 (a)	1,530,000	1,445,819
2.95%, 3/3/2027 (a)	1,339,000	1,281,584
4.80%, 6/1/2029	4,280,000	4,311,886
4.90%, 6/1/2031 (a)	5,030,000	5,079,093
4.95%, 5/15/2033	613,000	627,179
4.95%, 6/1/2034 (a)	1,215,000	1,228,997
6.95%, 9/1/2029	607,000	672,089
Security Description	Principal Amount	Value
McKesson Corp.:
0.90%, 12/3/2025	$1,763,000	$1,656,427
1.30%, 8/15/2026	1,539,000	1,419,635
3.95%, 2/16/2028	934,000	899,349
4.90%, 7/15/2028	1,468,000	1,463,332
5.10%, 7/15/2033	1,538,000	1,536,154
5.25%, 2/15/2026 (a)	466,000	465,599
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,368,000	1,344,552
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	1,334,000	1,245,823
1.45%, 6/24/2030 (a)	1,944,000	1,608,096
1.70%, 6/10/2027	2,301,000	2,112,134
1.90%, 12/10/2028	1,753,000	1,558,592
2.15%, 12/10/2031	3,286,000	2,731,652
3.40%, 3/7/2029	3,089,000	2,915,892
4.05%, 5/17/2028	1,255,000	1,229,298
4.30%, 5/17/2030 (a)	1,573,000	1,532,747
4.50%, 5/17/2033	2,317,000	2,238,685
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,334,000	1,394,097
Mylan, Inc. 4.55%, 4/15/2028	2,696,000	2,597,569
Novartis Capital Corp.:
2.00%, 2/14/2027	1,917,000	1,785,513
2.20%, 8/14/2030	2,521,000	2,183,161
3.00%, 11/20/2025	2,203,000	2,143,277
3.10%, 5/17/2027	2,817,000	2,690,489
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	6,298,000	6,218,582
4.45%, 5/19/2028	6,540,000	6,425,877
4.65%, 5/19/2030	4,073,000	4,020,132
4.75%, 5/19/2033	7,755,000	7,555,619
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	1,840,000	1,548,654
1.75%, 8/18/2031	1,771,000	1,437,910
2.63%, 4/1/2030	2,092,000	1,855,039
2.75%, 6/3/2026	1,817,000	1,737,252
3.00%, 12/15/2026	4,457,000	4,253,761
3.45%, 3/15/2029 (a)	2,967,000	2,808,355
3.60%, 9/15/2028 (a)	1,787,000	1,709,766
Pharmacia LLC 6.60%, 12/1/2028	1,689,000	1,791,032
Sanofi SA 3.63%, 6/19/2028	1,297,000	1,242,474
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	4,847,000	4,647,740
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	3,937,000	3,321,962
5.00%, 11/26/2028 (a)	2,759,000	2,738,390
5.30%, 7/5/2034 (d)	3,500,000	3,472,175
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,538,000	3,431,931

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Viatris, Inc.:
2.30%, 6/22/2027 (a)	$1,873,000	$1,710,555
2.70%, 6/22/2030 (a)	1,957,000	1,662,608
Wyeth LLC 6.50%, 2/1/2034	986,000	1,082,382
Zoetis, Inc.:
2.00%, 5/15/2030	1,785,000	1,503,613
3.00%, 9/12/2027 (a)	431,000	404,347
4.50%, 11/13/2025	1,642,000	1,622,706
5.40%, 11/14/2025	1,723,000	1,722,707
5.60%, 11/16/2032	1,732,000	1,772,234
		354,341,536
PIPELINES — 3.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,378
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,820,000	1,592,154
3.60%, 9/1/2032	150,000	129,351
4.45%, 7/15/2027	1,058,000	1,029,646
5.95%, 6/1/2026	1,607,000	1,615,678
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	1,997,000	1,846,326
5.13%, 6/30/2027	2,065,000	2,062,233
Cheniere Energy Partners LP:
3.25%, 1/31/2032 (a)	2,400,000	2,046,576
4.00%, 3/1/2031	2,310,000	2,098,242
4.50%, 10/1/2029	1,053,000	1,002,909
5.95%, 6/30/2033	3,677,000	3,722,999
Cheniere Energy, Inc.:
4.63%, 10/15/2028	2,571,000	2,496,518
5.65%, 4/15/2034 (b)	2,644,000	2,640,642
DCP Midstream Operating LP:
3.25%, 2/15/2032	1,832,000	1,566,415
5.13%, 5/15/2029	1,496,000	1,486,186
5.63%, 7/15/2027 (a)	614,000	620,379
8.13%, 8/16/2030	1,545,000	1,757,407
Enbridge Energy Partners LP 5.88%, 10/15/2025	1,640,000	1,643,854
Enbridge, Inc.:
1.60%, 10/4/2026	1,886,000	1,736,157
2.50%, 8/1/2033	450,000	357,102
3.13%, 11/15/2029 (a)	7,720,000	6,972,704
3.70%, 7/15/2027	627,000	600,716
4.25%, 12/1/2026	1,827,000	1,783,645
5.25%, 4/5/2027 (a)	1,883,000	1,883,320
5.30%, 4/5/2029	1,889,000	1,892,079
5.63%, 4/5/2034 (a)	1,767,000	1,764,296
5.70%, 3/8/2033	3,877,000	3,908,249
5.90%, 11/15/2026	1,989,000	2,011,675
6.00%, 11/15/2028	250,000	257,433
6.20%, 11/15/2030 (a)	1,351,000	1,418,455
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	823,000	888,206
Security Description	Principal Amount	Value
Energy Transfer LP:
3.75%, 5/15/2030	$2,231,000	$2,052,074
3.90%, 7/15/2026	1,824,000	1,766,252
4.00%, 10/1/2027	1,769,000	1,698,116
4.20%, 4/15/2027	1,881,000	1,824,476
4.40%, 3/15/2027 (a)	1,204,000	1,174,418
4.75%, 1/15/2026	1,942,000	1,919,337
4.95%, 5/15/2028	1,469,000	1,447,420
4.95%, 6/15/2028	833,000	822,054
5.25%, 4/15/2029	2,201,000	2,197,632
5.25%, 7/1/2029	1,825,000	1,814,232
5.50%, 6/1/2027	1,738,000	1,743,475
5.55%, 2/15/2028	1,873,000	1,888,284
5.55%, 5/15/2034	2,583,000	2,550,325
5.75%, 2/15/2033	2,467,000	2,487,871
5.95%, 12/1/2025	1,368,000	1,371,666
6.05%, 12/1/2026	1,972,000	1,998,464
6.10%, 12/1/2028	1,637,000	1,685,783
6.40%, 12/1/2030	1,802,000	1,893,650
6.55%, 12/1/2033	2,537,000	2,684,400
EnLink Midstream LLC 5.38%, 6/1/2029	1,839,000	1,795,452
EnLink Midstream Partners LP 4.85%, 7/15/2026	500,000	490,760
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,635,000	1,460,562
3.13%, 7/31/2029 (a)	1,830,000	1,675,658
3.70%, 2/15/2026	804,000	783,659
3.95%, 2/15/2027	893,000	867,844
4.15%, 10/16/2028	1,659,000	1,603,871
4.60%, 1/11/2027 (a)	1,799,000	1,781,604
4.85%, 1/31/2034 (a)	1,802,000	1,750,174
5.05%, 1/10/2026	822,000	820,011
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	1,520,000	1,455,187
5.35%, 1/31/2033	1,614,000	1,627,848
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	3,855,000	3,602,497
Series D, 6.88%, 3/1/2033	1,367,000	1,518,423
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	1,973,000	2,189,063
7.40%, 3/15/2031	913,000	1,008,783
7.75%, 3/15/2032	836,000	941,035
Kinder Morgan, Inc.:
1.75%, 11/15/2026 (a)	1,183,000	1,090,513
2.00%, 2/15/2031	1,556,000	1,274,877
4.80%, 2/1/2033	1,459,000	1,382,680
5.00%, 2/1/2029	1,844,000	1,823,679
5.20%, 6/1/2033	405,000	393,271
5.40%, 2/1/2034	1,970,000	1,939,741
Series GMTN, 7.75%, 1/15/2032	1,862,000	2,103,837

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series GMTN, 7.80%, 8/1/2031	$1,859,000	$2,101,711
MPLX LP:
1.75%, 3/1/2026	2,958,000	2,780,993
2.65%, 8/15/2030	2,632,000	2,268,705
4.00%, 3/15/2028	1,637,000	1,566,347
4.13%, 3/1/2027	1,990,000	1,933,066
4.25%, 12/1/2027	45,000	43,561
4.80%, 2/15/2029 (a)	1,434,000	1,406,510
4.95%, 9/1/2032	1,745,000	1,669,075
5.00%, 3/1/2033	3,087,000	2,951,079
5.50%, 6/1/2034	1,120,000	1,102,898
Northwest Pipeline LLC 4.00%, 4/1/2027	1,870,000	1,811,806
ONEOK, Inc.:
2.20%, 9/15/2025	1,077,000	1,034,523
3.10%, 3/15/2030	1,822,000	1,629,305
3.25%, 6/1/2030	100,000	89,934
3.40%, 9/1/2029	1,990,000	1,823,656
4.00%, 7/13/2027	1,497,000	1,445,608
5.00%, 3/1/2026	1,979,000	1,962,238
5.55%, 11/1/2026	2,073,000	2,081,603
5.65%, 11/1/2028	1,718,000	1,744,148
5.80%, 11/1/2030	1,297,000	1,326,611
5.85%, 1/15/2026	150,000	150,710
6.05%, 9/1/2033	2,289,000	2,357,235
6.10%, 11/15/2032	1,574,000	1,627,485
6.35%, 1/15/2031	550,000	576,224
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,969,000	1,798,485
3.80%, 9/15/2030	1,713,000	1,565,459
4.50%, 12/15/2026	1,901,000	1,859,824
4.65%, 10/15/2025	1,450,000	1,430,077
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,516,000	1,462,788
4.50%, 5/15/2030	2,467,000	2,366,544
5.00%, 3/15/2027	1,894,000	1,878,621
5.88%, 6/30/2026	4,171,000	4,188,810
Spectra Energy Partners LP 3.38%, 10/15/2026	1,613,000	1,543,625
Targa Resources Corp.:
4.20%, 2/1/2033	1,282,000	1,153,813
5.20%, 7/1/2027	554,000	552,920
6.13%, 3/15/2033	1,829,000	1,881,492
6.15%, 3/1/2029	1,469,000	1,516,346
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	1,096,000	984,427
4.88%, 2/1/2031	4,146,000	3,953,460
5.00%, 1/15/2028	1,387,000	1,357,609
5.50%, 3/1/2030	2,821,000	2,803,510
6.50%, 7/15/2027	100,000	100,772
Security Description	Principal Amount	Value
6.88%, 1/15/2029	$1,602,000	$1,643,059
TC PipeLines LP 3.90%, 5/25/2027 (a)	1,719,000	1,645,324
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027 (a)	1,728,000	1,798,053
7.00%, 10/15/2028	1,495,000	1,582,996
Texas Eastern Transmission LP 7.00%, 7/15/2032	918,000	1,001,786
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031	1,844,000	1,545,180
4.10%, 4/15/2030 (a)	1,842,000	1,737,761
4.25%, 5/15/2028	1,943,000	1,878,959
4.63%, 3/1/2034	2,299,000	2,156,600
4.88%, 1/15/2026	2,116,000	2,098,416
5.60%, 3/31/2034	627,000	629,000
6.20%, 3/9/2026	1,267,000	1,267,988
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,187,000	1,069,653
4.00%, 3/15/2028	267,000	255,989
7.85%, 2/1/2026	1,775,000	1,826,617
Valero Energy Partners LP 4.50%, 3/15/2028	1,702,000	1,657,867
Western Midstream Operating LP:
4.05%, 2/1/2030	150,000	139,562
4.50%, 3/1/2028	873,000	841,101
4.65%, 7/1/2026	1,748,000	1,714,089
4.75%, 8/15/2028 (a)	400,000	390,108
6.15%, 4/1/2033	1,965,000	2,007,660
6.35%, 1/15/2029	998,000	1,029,437
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	2,469,000	2,087,712
3.50%, 11/15/2030 (a)	1,802,000	1,632,125
3.75%, 6/15/2027	1,760,000	1,689,794
4.00%, 9/15/2025	1,645,000	1,613,992
4.65%, 8/15/2032	1,592,000	1,513,483
4.90%, 3/15/2029 (a)	1,812,000	1,786,741
5.15%, 3/15/2034	1,210,000	1,180,658
5.30%, 8/15/2028	1,900,000	1,905,662
5.40%, 3/2/2026	1,789,000	1,787,390
5.65%, 3/15/2033	1,776,000	1,793,494
Series A, 7.50%, 1/15/2031	2,049,000	2,256,953
8.75%, 3/15/2032	1,783,000	2,129,169
		246,418,879
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,574,000	1,308,025
4.88%, 3/1/2026	1,111,000	1,098,435
5.50%, 4/1/2029 (a)	1,549,000	1,555,010
Essential Properties LP 2.95%, 7/15/2031	1,928,000	1,586,397

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	$1,627,000	$1,713,394
		7,261,261
REAL ESTATE INVESTMENT TRUSTS — 5.1%
Agree LP:
2.00%, 6/15/2028	1,099,000	970,758
2.60%, 6/15/2033	988,000	776,005
2.90%, 10/1/2030	250,000	215,700
4.80%, 10/1/2032	565,000	529,789
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	1,227,000	960,888
2.75%, 12/15/2029	1,295,000	1,136,427
3.38%, 8/15/2031	927,000	816,733
3.80%, 4/15/2026 (a)	957,000	930,443
3.95%, 1/15/2027	1,277,000	1,234,310
3.95%, 1/15/2028	1,970,000	1,885,113
4.30%, 1/15/2026	529,000	520,298
4.50%, 7/30/2029	1,207,000	1,163,765
4.70%, 7/1/2030	1,739,000	1,680,048
4.90%, 12/15/2030 (a)	670,000	655,233
American Assets Trust LP 3.38%, 2/1/2031	1,543,000	1,263,979
American Homes 4 Rent LP:
2.38%, 7/15/2031 (a)	1,676,000	1,361,247
3.63%, 4/15/2032	254,000	221,841
4.25%, 2/15/2028	1,102,000	1,055,374
4.90%, 2/15/2029	1,708,000	1,668,921
5.50%, 2/1/2034	1,750,000	1,722,700
5.50%, 7/15/2034	800,000	785,888
American Tower Corp.:
1.30%, 9/15/2025	1,708,000	1,623,420
1.45%, 9/15/2026	1,858,000	1,704,083
1.50%, 1/31/2028	1,159,000	1,015,365
1.60%, 4/15/2026	1,886,000	1,760,656
1.88%, 10/15/2030	1,593,000	1,296,638
2.10%, 6/15/2030	1,526,000	1,278,269
2.30%, 9/15/2031	1,532,000	1,249,530
2.70%, 4/15/2031	1,516,000	1,280,823
2.75%, 1/15/2027	1,774,000	1,664,668
2.90%, 1/15/2030	1,765,000	1,556,395
3.13%, 1/15/2027 (a)	672,000	636,908
3.38%, 10/15/2026	1,636,000	1,563,149
3.55%, 7/15/2027	1,288,000	1,222,492
3.60%, 1/15/2028 (a)	1,217,000	1,148,544
3.65%, 3/15/2027	1,852,000	1,773,531
3.80%, 8/15/2029	2,122,000	1,972,463
3.95%, 3/15/2029	400,000	377,684
4.05%, 3/15/2032 (a)	1,705,000	1,558,967
4.40%, 2/15/2026	1,173,000	1,152,367
5.20%, 2/15/2029	1,593,000	1,587,058
5.25%, 7/15/2028	1,589,000	1,586,505
5.45%, 2/15/2034 (a)	1,232,000	1,221,590
5.50%, 3/15/2028	1,784,000	1,794,026
5.55%, 7/15/2033	95,000	94,871
Security Description	Principal Amount	Value
5.65%, 3/15/2033	$1,949,000	$1,960,246
5.80%, 11/15/2028	1,972,000	2,011,243
5.90%, 11/15/2033	1,354,000	1,386,320
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	100,000	87,999
2.05%, 1/15/2032	1,460,000	1,194,353
Series MTN, 2.30%, 3/1/2030	505,000	436,315
Series MTN, 2.45%, 1/15/2031 (a)	977,000	830,694
Series MTN, 2.90%, 10/15/2026	3,670,000	3,484,114
Series GMTN, 2.95%, 5/11/2026	1,841,000	1,766,495
Series MTN, 3.20%, 1/15/2028	206,000	193,630
Series MTN, 3.35%, 5/15/2027	1,285,000	1,226,610
Series GMTN, 3.50%, 11/15/2025	811,000	792,006
5.00%, 2/15/2033	594,000	579,536
5.30%, 12/7/2033	25,000	24,822
5.35%, 6/1/2034	585,000	585,082
Boston Properties LP:
2.45%, 10/1/2033 (a)	1,768,000	1,311,220
2.55%, 4/1/2032 (a)	1,800,000	1,404,720
2.75%, 10/1/2026	1,899,000	1,771,653
2.90%, 3/15/2030	1,785,000	1,515,751
3.25%, 1/30/2031	1,676,000	1,417,125
3.40%, 6/21/2029 (a)	1,560,000	1,386,637
3.65%, 2/1/2026	1,626,000	1,569,188
4.50%, 12/1/2028	1,836,000	1,729,530
6.50%, 1/15/2034 (a)	1,889,000	1,924,381
6.75%, 12/1/2027	1,005,000	1,030,748
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,579,000	1,407,915
2.50%, 8/16/2031 (a)	859,000	705,969
3.90%, 3/15/2027	570,000	547,593
4.13%, 6/15/2026	2,108,000	2,054,394
5.50%, 2/15/2034	1,791,000	1,756,075
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,409,000	1,119,521
Camden Property Trust:
2.80%, 5/15/2030	1,774,000	1,571,906
3.15%, 7/1/2029	3,067,000	2,793,516
5.85%, 11/3/2026 (a)	1,710,000	1,734,966
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	867,000	736,144
2.25%, 3/15/2026	1,708,000	1,612,745
2.75%, 4/15/2031	1,145,000	946,869
2.90%, 12/1/2033	500,000	394,440
Crown Castle, Inc.:
1.05%, 7/15/2026	1,956,000	1,790,209
REIT, 1.35%, 7/15/2025 (a)	1,733,000	1,658,134
2.10%, 4/1/2031	1,902,000	1,540,145

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.25%, 1/15/2031	$1,861,000	$1,530,096
2.50%, 7/15/2031 (a)	1,869,000	1,542,766
2.90%, 3/15/2027	1,879,000	1,763,742
3.10%, 11/15/2029	1,883,000	1,681,783
3.30%, 7/1/2030 (a)	1,697,000	1,512,842
3.65%, 9/1/2027	200,000	190,136
3.70%, 6/15/2026	1,754,000	1,695,276
3.80%, 2/15/2028	1,788,000	1,694,184
4.00%, 3/1/2027	1,126,000	1,088,121
4.30%, 2/15/2029	1,872,000	1,787,086
4.45%, 2/15/2026	1,492,000	1,465,800
4.80%, 9/1/2028	1,274,000	1,247,412
5.00%, 1/11/2028	2,236,000	2,208,676
5.10%, 5/1/2033	260,000	250,656
5.60%, 6/1/2029	1,839,000	1,854,760
CubeSmart LP:
2.00%, 2/15/2031	807,000	652,613
2.25%, 12/15/2028	1,843,000	1,623,462
2.50%, 2/15/2032	1,248,000	1,020,415
3.00%, 2/15/2030 (a)	200,000	177,076
3.13%, 9/1/2026	1,004,000	956,280
4.00%, 11/15/2025	881,000	860,799
4.38%, 2/15/2029	612,000	586,382
Digital Realty Trust LP:
3.60%, 7/1/2029	1,616,000	1,498,097
3.70%, 8/15/2027	1,464,000	1,396,963
4.45%, 7/15/2028	964,000	934,328
5.55%, 1/15/2028	2,260,000	2,280,250
DOC DR LLC:
2.63%, 11/1/2031	514,000	424,615
3.95%, 1/15/2028	1,053,000	1,006,489
4.30%, 3/15/2027	1,130,000	1,105,332
EPR Properties:
3.60%, 11/15/2031	542,000	452,023
3.75%, 8/15/2029 (a)	602,000	536,719
4.50%, 6/1/2027	1,353,000	1,294,902
4.75%, 12/15/2026	552,000	533,613
4.95%, 4/15/2028	828,000	792,669
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	555,000	554,051
Equinix, Inc.:
1.00%, 9/15/2025	1,493,000	1,413,319
1.25%, 7/15/2025 (a)	1,540,000	1,471,408
1.45%, 5/15/2026	1,735,000	1,610,722
1.55%, 3/15/2028	1,504,000	1,315,113
2.00%, 5/15/2028	1,881,000	1,665,118
2.15%, 7/15/2030	1,339,000	1,122,229
2.50%, 5/15/2031	1,657,000	1,387,240
2.90%, 11/18/2026	1,448,000	1,367,187
3.20%, 11/18/2029 (a)	1,991,000	1,795,484
3.90%, 4/15/2032 (a)	1,883,000	1,712,777
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,760,000	1,420,830
2.50%, 2/15/2030	1,455,000	1,269,226
Security Description	Principal Amount	Value
3.25%, 8/1/2027	$2,055,000	$1,945,160
4.15%, 12/1/2028	946,000	913,543
Essex Portfolio LP:
1.65%, 1/15/2031	100,000	79,295
1.70%, 3/1/2028	1,500,000	1,316,430
2.55%, 6/15/2031	155,000	129,064
2.65%, 3/15/2032	621,000	512,673
3.00%, 1/15/2030	714,000	632,825
3.38%, 4/15/2026	682,000	657,912
3.63%, 5/1/2027	1,734,000	1,658,571
4.00%, 3/1/2029	838,000	791,784
5.50%, 4/1/2034	1,864,000	1,847,895
Extra Space Storage LP:
2.20%, 10/15/2030	1,451,000	1,204,809
2.35%, 3/15/2032	901,000	718,584
2.40%, 10/15/2031	722,000	592,697
2.55%, 6/1/2031	219,000	182,263
3.50%, 7/1/2026	506,000	486,686
3.88%, 12/15/2027	1,151,000	1,097,386
3.90%, 4/1/2029	1,671,000	1,572,194
4.00%, 6/15/2029	547,000	512,944
5.40%, 2/1/2034	1,540,000	1,507,306
5.50%, 7/1/2030 (a)	1,385,000	1,394,847
5.70%, 4/1/2028	581,000	586,955
5.90%, 1/15/2031	856,000	874,139
Federal Realty OP LP:
1.25%, 2/15/2026	2,425,000	2,263,058
3.20%, 6/15/2029	969,000	878,796
3.25%, 7/15/2027	179,000	168,838
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,832,000	1,537,469
4.00%, 1/15/2030	1,770,000	1,618,399
4.00%, 1/15/2031	1,378,000	1,235,790
5.30%, 1/15/2029	1,897,000	1,868,279
5.38%, 4/15/2026	1,629,000	1,615,968
6.75%, 12/1/2033	1,881,000	1,970,761
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	910,000	717,653
3.10%, 2/15/2030	861,000	751,386
3.50%, 8/1/2026	1,499,000	1,433,779
3.75%, 7/1/2027	2,040,000	1,931,962
Healthpeak OP LLC:
1.35%, 2/1/2027	1,499,000	1,358,484
2.88%, 1/15/2031 (a)	607,000	523,677
3.00%, 1/15/2030 (a)	1,865,000	1,654,889
3.25%, 7/15/2026 (a)	1,517,000	1,453,514
3.50%, 7/15/2029	1,613,000	1,488,976
5.25%, 12/15/2032 (a)	1,258,000	1,235,431
Highwoods Realty LP:
2.60%, 2/1/2031	529,000	422,861
3.05%, 2/15/2030	1,477,000	1,251,625
3.88%, 3/1/2027	1,470,000	1,392,266
4.13%, 3/15/2028	1,237,000	1,156,904
4.20%, 4/15/2029	1,898,000	1,737,391

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
7.65%, 2/1/2034 (a)	$1,789,000	$1,920,814
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	603,000	502,450
Series H, 3.38%, 12/15/2029	1,183,000	1,056,242
Series I, 3.50%, 9/15/2030	1,958,000	1,729,012
Series F, 4.50%, 2/1/2026	1,643,000	1,614,642
5.70%, 7/1/2034 (a)	445,000	437,417
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	523,000	414,776
2.30%, 11/15/2028	991,000	877,372
4.15%, 4/15/2032	1,645,000	1,501,474
5.45%, 8/15/2030	618,000	618,748
5.50%, 8/15/2033	1,370,000	1,351,752
Kilroy Realty LP:
2.50%, 11/15/2032	1,636,000	1,224,104
2.65%, 11/15/2033	1,000,000	734,510
3.05%, 2/15/2030	1,969,000	1,659,946
4.25%, 8/15/2029 (a)	1,145,000	1,037,530
4.38%, 10/1/2025	1,713,000	1,677,370
4.75%, 12/15/2028 (a)	1,779,000	1,682,098
Kimco Realty OP LLC:
1.90%, 3/1/2028	1,602,000	1,427,734
2.25%, 12/1/2031 (a)	1,626,000	1,303,434
2.80%, 10/1/2026 (a)	847,000	801,321
3.20%, 4/1/2032	1,575,000	1,351,082
3.80%, 4/1/2027	465,000	447,242
6.40%, 3/1/2034	821,000	868,495
Kite Realty Group LP 5.50%, 3/1/2034	782,000	764,687
Kite Realty Group Trust 4.75%, 9/15/2030	477,000	455,401
Life Storage LP 2.20%, 10/15/2030	177,000	143,503
LXP Industrial Trust:
2.38%, 10/1/2031	724,000	577,926
2.70%, 9/15/2030	640,000	540,051
6.75%, 11/15/2028	2,001,000	2,071,935
Mid-America Apartments LP:
1.10%, 9/15/2026	1,573,000	1,437,266
1.70%, 2/15/2031	1,583,000	1,269,867
3.60%, 6/1/2027	4,003,000	3,839,598
3.95%, 3/15/2029	522,000	499,267
4.00%, 11/15/2025	785,000	769,119
4.20%, 6/15/2028	627,000	607,682
5.30%, 2/15/2032	1,080,000	1,075,723
National Health Investors, Inc. 3.00%, 2/1/2031	1,966,000	1,606,910
NNN REIT, Inc.:
2.50%, 4/15/2030	150,000	128,717
3.50%, 10/15/2027	1,960,000	1,856,982
3.60%, 12/15/2026	572,000	548,737
4.00%, 11/15/2025	569,000	557,273
4.30%, 10/15/2028 (a)	1,002,000	965,497
5.50%, 6/15/2034	1,230,000	1,218,819
Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	$2,277,000	$1,840,909
3.38%, 2/1/2031	1,612,000	1,375,278
3.63%, 10/1/2029	1,701,000	1,518,704
4.50%, 4/1/2027 (a)	615,000	595,394
5.25%, 1/15/2026	2,232,000	2,210,885
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	758,000	618,232
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	625,000	458,650
3.15%, 8/15/2030	1,235,000	982,257
6.88%, 7/15/2029	1,215,000	1,200,238
9.25%, 7/20/2028	1,323,000	1,410,847
Prologis LP:
1.63%, 3/15/2031	2,651,000	2,118,865
1.75%, 7/1/2030	1,500,000	1,240,830
1.75%, 2/1/2031	1,300,000	1,055,158
2.13%, 4/15/2027	1,582,000	1,460,993
2.25%, 4/15/2030	1,529,000	1,315,750
2.25%, 1/15/2032	1,411,000	1,154,212
2.88%, 11/15/2029	1,861,000	1,671,513
3.25%, 6/30/2026	1,230,000	1,185,683
3.25%, 10/1/2026	659,000	631,638
3.38%, 12/15/2027	1,254,000	1,189,143
3.88%, 9/15/2028	1,060,000	1,014,770
4.00%, 9/15/2028	1,622,000	1,561,159
4.38%, 2/1/2029 (a)	983,000	957,550
4.63%, 1/15/2033	500,000	478,545
4.75%, 6/15/2033 (a)	534,000	514,568
4.88%, 6/15/2028	980,000	975,766
5.00%, 3/15/2034	1,877,000	1,836,964
5.13%, 1/15/2034	50,000	49,338
Public Storage Operating Co.:
0.88%, 2/15/2026 (a)	880,000	820,970
1.50%, 11/9/2026 (a)	1,643,000	1,512,102
1.85%, 5/1/2028	798,000	709,789
1.95%, 11/9/2028	781,000	687,991
2.25%, 11/9/2031	1,480,000	1,223,220
2.30%, 5/1/2031	1,339,000	1,126,139
3.09%, 9/15/2027	445,000	419,337
3.39%, 5/1/2029 (a)	1,432,000	1,336,944
5.13%, 1/15/2029	1,536,000	1,549,885
Rayonier LP 2.75%, 5/17/2031	1,201,000	1,002,943
Realty Income Corp.:
0.75%, 3/15/2026	1,917,000	1,771,078
2.10%, 3/15/2028	581,000	520,553
2.70%, 2/15/2032	412,000	342,553
2.85%, 12/15/2032	602,000	496,397
3.00%, 1/15/2027	1,014,000	960,481
3.10%, 12/15/2029	1,566,000	1,407,693
3.20%, 2/15/2031	1,782,000	1,562,386
3.25%, 6/15/2029	729,000	669,856

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.25%, 1/15/2031	$1,466,000	$1,295,680
3.40%, 1/15/2028	1,094,000	1,031,642
3.40%, 1/15/2030	1,933,000	1,760,557
3.65%, 1/15/2028	439,000	417,586
3.95%, 8/15/2027	580,000	559,074
4.00%, 7/15/2029	1,824,000	1,725,869
4.13%, 10/15/2026	614,000	598,625
4.45%, 9/15/2026	612,000	598,634
4.63%, 11/1/2025	1,232,000	1,217,512
4.70%, 12/15/2028	400,000	392,580
4.75%, 2/15/2029 (a)	1,887,000	1,853,676
4.85%, 3/15/2030	1,787,000	1,751,635
4.88%, 6/1/2026	802,000	794,533
4.90%, 7/15/2033	1,541,000	1,472,765
5.05%, 1/13/2026	320,000	318,256
5.13%, 2/15/2034	1,832,000	1,777,828
5.63%, 10/13/2032	1,959,000	1,984,428
Regency Centers LP:
2.95%, 9/15/2029	1,115,000	1,000,668
3.60%, 2/1/2027	465,000	446,126
3.70%, 6/15/2030	580,000	533,733
4.13%, 3/15/2028 (a)	1,168,000	1,124,352
5.25%, 1/15/2034 (a)	558,000	543,481
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028 (a)	1,292,000	1,337,298
Rexford Industrial Realty LP:
2.13%, 12/1/2030	726,000	594,993
2.15%, 9/1/2031	1,087,000	866,198
5.00%, 6/15/2028	764,000	755,695
Sabra Health Care LP:
3.20%, 12/1/2031	1,584,000	1,317,650
3.90%, 10/15/2029	1,750,000	1,581,912
5.13%, 8/15/2026	1,916,000	1,887,682
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,257,000	1,050,927
2.85%, 1/15/2032 (a)	468,000	384,509
6.10%, 4/1/2034	1,837,000	1,816,113
Simon Property Group LP:
1.38%, 1/15/2027	1,653,000	1,506,296
2.20%, 2/1/2031	1,018,000	841,184
2.25%, 1/15/2032	1,869,000	1,517,067
2.45%, 9/13/2029	2,107,000	1,851,358
2.65%, 7/15/2030	1,615,000	1,406,213
2.65%, 2/1/2032	1,388,000	1,158,272
3.25%, 11/30/2026 (a)	1,062,000	1,014,794
3.30%, 1/15/2026	2,607,000	2,526,339
3.38%, 6/15/2027 (a)	1,937,000	1,848,227
3.38%, 12/1/2027 (a)	1,954,000	1,848,425
3.50%, 9/1/2025	1,533,000	1,500,316
5.50%, 3/8/2033	1,726,000	1,735,562
6.25%, 1/15/2034 (a)	693,000	730,921
SITE Centers Corp. 4.25%, 2/1/2026	1,930,000	1,908,287
Security Description	Principal Amount	Value
Store Capital LLC:
2.70%, 12/1/2031	$1,666,000	$1,335,332
2.75%, 11/18/2030	822,000	680,484
4.50%, 3/15/2028 (a)	1,675,000	1,594,164
4.63%, 3/15/2029	1,650,000	1,558,788
Sun Communities Operating LP:
2.30%, 11/1/2028	50,000	43,919
2.70%, 7/15/2031	1,758,000	1,451,985
4.20%, 4/15/2032	1,744,000	1,564,072
5.50%, 1/15/2029	1,917,000	1,917,211
5.70%, 1/15/2033	250,000	246,135
Tanger Properties LP:
2.75%, 9/1/2031	1,175,000	956,967
3.13%, 9/1/2026	517,000	487,810
3.88%, 7/15/2027 (a)	518,000	491,250
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	1,446,000	1,130,555
Series MTN, 2.10%, 6/15/2033 (a)	300,000	227,880
Series MTN, 2.95%, 9/1/2026	380,000	359,932
3.00%, 8/15/2031 (a)	1,106,000	954,290
Series MTN, 3.20%, 1/15/2030	478,000	431,304
Series GMTN, 3.50%, 1/15/2028	325,000	306,238
Series MTN, 3.50%, 7/1/2027	1,313,000	1,243,779
Series MTN, 4.40%, 1/26/2029	1,415,000	1,363,975
Ventas Realty LP:
3.00%, 1/15/2030	1,956,000	1,726,933
3.25%, 10/15/2026	1,326,000	1,260,403
3.85%, 4/1/2027	826,000	793,803
4.00%, 3/1/2028	500,000	477,055
4.13%, 1/15/2026	2,560,000	2,502,579
4.40%, 1/15/2029 (a)	1,923,000	1,848,715
4.75%, 11/15/2030	150,000	144,197
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	15,689
3.40%, 1/15/2028	81,000	74,572
3.95%, 8/15/2027	250,000	237,045
4.63%, 11/1/2025	66,000	64,568
VICI Properties LP:
4.75%, 2/15/2028	1,586,000	1,547,444
4.95%, 2/15/2030	1,832,000	1,767,550
5.13%, 5/15/2032	1,629,000	1,552,274
5.75%, 4/1/2034	1,592,000	1,575,188
Welltower OP LLC:
2.05%, 1/15/2029	1,072,000	936,392
2.70%, 2/15/2027	1,393,000	1,312,443
2.75%, 1/15/2031	1,850,000	1,593,497
2.75%, 1/15/2032	1,075,000	902,667

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.80%, 6/1/2031	$511,000	$436,169
3.10%, 1/15/2030	1,535,000	1,375,345
3.85%, 6/15/2032 (a)	1,690,000	1,521,980
4.13%, 3/15/2029 (a)	350,000	334,436
4.25%, 4/1/2026	1,675,000	1,640,897
4.25%, 4/15/2028	1,880,000	1,818,186
Weyerhaeuser Co.:
4.00%, 11/15/2029	1,531,000	1,437,992
4.00%, 4/15/2030	1,858,000	1,734,833
4.75%, 5/15/2026	1,844,000	1,823,513
6.95%, 10/1/2027	1,156,000	1,216,609
7.38%, 3/15/2032	15,000	16,774
WP Carey, Inc.:
2.25%, 4/1/2033 (a)	590,000	456,772
2.40%, 2/1/2031	674,000	559,043
2.45%, 2/1/2032	340,000	275,601
3.85%, 7/15/2029	1,753,000	1,636,478
4.25%, 10/1/2026	1,591,000	1,549,650
5.38%, 6/30/2034	600,000	583,194
		429,502,321
RETAIL — 2.5%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	473,207
AutoNation, Inc.:
1.95%, 8/1/2028	633,000	548,665
2.40%, 8/1/2031	1,520,000	1,222,217
3.80%, 11/15/2027	488,000	459,408
3.85%, 3/1/2032 (a)	2,426,000	2,157,515
4.50%, 10/1/2025	679,000	668,061
4.75%, 6/1/2030 (a)	1,947,000	1,861,644
AutoZone, Inc.:
1.65%, 1/15/2031	963,000	772,355
3.13%, 4/21/2026	1,937,000	1,861,341
3.75%, 6/1/2027	917,000	881,796
4.00%, 4/15/2030 (a)	1,799,000	1,691,798
4.50%, 2/1/2028	1,587,000	1,551,166
4.75%, 8/1/2032	1,647,000	1,582,306
5.05%, 7/15/2026 (a)	1,624,000	1,618,349
5.10%, 7/15/2029	1,545,000	1,538,233
5.20%, 8/1/2033 (a)	150,000	147,699
5.40%, 7/15/2034	1,785,000	1,765,401
6.25%, 11/1/2028	1,094,000	1,141,140
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	777,000	643,900
4.45%, 10/1/2028	601,000	585,711
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,722,000	1,564,575
1.60%, 4/20/2030	5,144,000	4,322,040
1.75%, 4/20/2032 (a)	411,000	329,963
3.00%, 5/18/2027	1,357,000	1,297,821
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	265,000	254,607
6.30%, 10/10/2033 (a)	1,777,000	1,834,557
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,821,000	1,548,050
Security Description	Principal Amount	Value
Dollar General Corp.:
3.50%, 4/3/2030	$1,637,000	$1,495,203
3.88%, 4/15/2027	1,623,000	1,559,979
4.13%, 5/1/2028	529,000	509,279
4.15%, 11/1/2025	1,559,000	1,529,285
4.63%, 11/1/2027 (a)	2,799,000	2,737,506
5.00%, 11/1/2032	1,708,000	1,664,685
5.20%, 7/5/2028	1,578,000	1,574,213
5.45%, 7/5/2033 (a)	1,393,000	1,385,143
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,964,000	1,631,829
4.20%, 5/15/2028 (a)	1,781,000	1,710,081
Genuine Parts Co.:
1.88%, 11/1/2030	1,754,000	1,421,073
2.75%, 2/1/2032	1,861,000	1,545,467
6.88%, 11/1/2033	450,000	494,159
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	1,295,000	1,126,792
1.38%, 3/15/2031 (a)	1,932,000	1,539,379
1.50%, 9/15/2028 (a)	1,035,000	908,088
1.88%, 9/15/2031 (a)	1,703,000	1,387,059
2.50%, 4/15/2027	1,887,000	1,767,251
2.70%, 4/15/2030	2,219,000	1,976,707
2.80%, 9/14/2027	2,885,000	2,702,466
2.88%, 4/15/2027	1,515,000	1,434,326
2.95%, 6/15/2029	2,346,000	2,150,203
3.00%, 4/1/2026	2,082,000	2,007,027
3.25%, 4/15/2032	3,139,000	2,784,293
3.35%, 9/15/2025	1,370,000	1,339,230
3.90%, 12/6/2028	1,803,000	1,741,788
4.00%, 9/15/2025	1,504,000	1,482,042
4.50%, 9/15/2032 (a)	1,886,000	1,828,817
4.75%, 6/25/2029 (a)	1,680,000	1,670,407
4.85%, 6/25/2031	1,405,000	1,393,704
4.88%, 6/25/2027 (a)	830,000	828,514
4.90%, 4/15/2029	2,080,000	2,083,806
4.95%, 9/30/2026 (a)	1,540,000	1,537,521
4.95%, 6/25/2034	1,960,000	1,940,067
5.10%, 12/24/2025	1,500,000	1,498,785
5.15%, 6/25/2026 (a)	905,000	905,860
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	1,588,000	1,385,514
1.70%, 9/15/2028	1,912,000	1,670,820
1.70%, 10/15/2030	1,948,000	1,590,230
2.50%, 4/15/2026	2,222,000	2,116,655
2.63%, 4/1/2031	1,749,000	1,493,191
3.10%, 5/3/2027	2,255,000	2,134,989
3.35%, 4/1/2027 (a)	1,929,000	1,841,443
3.38%, 9/15/2025	3,030,000	2,956,310
3.65%, 4/5/2029	1,192,000	1,121,744
3.75%, 4/1/2032 (a)	2,256,000	2,047,929
4.40%, 9/8/2025	1,950,000	1,924,865
4.50%, 4/15/2030	2,144,000	2,081,138
4.80%, 4/1/2026	1,847,000	1,831,762
5.00%, 4/15/2033 (a)	1,891,000	1,861,879

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.15%, 7/1/2033 (a)	$1,700,000	$1,691,551
6.50%, 3/15/2029	1,240,000	1,322,559
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	1,197,000	1,145,397
Series MTN, 2.13%, 3/1/2030	353,000	303,128
Series MTN, 2.63%, 9/1/2029	1,894,000	1,697,176
Series MTN, 3.30%, 7/1/2025	1,734,000	1,698,470
Series MTN, 3.50%, 3/1/2027 (a)	1,714,000	1,645,269
Series MTN, 3.50%, 7/1/2027	1,195,000	1,145,157
Series MTN, 3.60%, 7/1/2030 (a)	1,464,000	1,357,128
Series MTN, 3.70%, 1/30/2026	1,873,000	1,830,389
Series MTN, 3.80%, 4/1/2028 (a)	1,663,000	1,596,746
Series MTN, 4.60%, 9/9/2032	1,518,000	1,467,405
4.80%, 8/14/2028	1,299,000	1,291,076
4.95%, 8/14/2033	1,752,000	1,724,949
Series GMTN, 5.00%, 5/17/2029	1,440,000	1,438,834
Series GMTN, 5.20%, 5/17/2034 (a)	1,870,000	1,875,778
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,369,000	1,104,263
3.55%, 3/15/2026	1,528,000	1,480,785
3.60%, 9/1/2027	1,097,000	1,045,265
3.90%, 6/1/2029 (a)	1,203,000	1,137,557
4.20%, 4/1/2030	1,692,000	1,612,019
4.35%, 6/1/2028 (a)	1,850,000	1,799,810
5.75%, 11/20/2026	484,000	488,646
Ross Stores, Inc.:
0.88%, 4/15/2026	1,239,000	1,145,691
1.88%, 4/15/2031	38,000	31,099
Starbucks Corp.:
2.00%, 3/12/2027	1,512,000	1,395,138
2.25%, 3/12/2030 (a)	1,713,000	1,475,356
2.45%, 6/15/2026 (a)	1,341,000	1,274,017
2.55%, 11/15/2030	1,628,000	1,403,678
3.50%, 3/1/2028	1,352,000	1,282,318
3.55%, 8/15/2029 (a)	1,576,000	1,476,176
3.80%, 8/15/2025	1,785,000	1,754,923
4.00%, 11/15/2028	1,075,000	1,035,644
4.75%, 2/15/2026 (a)	1,384,000	1,374,381
4.80%, 2/15/2033	1,783,000	1,737,979
4.85%, 2/8/2027	1,867,000	1,857,366
4.90%, 2/15/2031 (a)	1,267,000	1,253,709
5.00%, 2/15/2034	1,740,000	1,700,119
Target Corp.:
1.95%, 1/15/2027	1,530,000	1,424,262
Security Description	Principal Amount	Value
2.35%, 2/15/2030	$1,137,000	$997,035
2.50%, 4/15/2026 (a)	464,000	444,461
2.65%, 9/15/2030 (a)	1,274,000	1,128,789
3.38%, 4/15/2029 (a)	1,889,000	1,776,359
4.40%, 1/15/2033	1,773,000	1,702,346
4.50%, 9/15/2032 (a)	1,755,000	1,690,855
6.35%, 11/1/2032	599,000	658,750
TJX Cos., Inc.:
1.15%, 5/15/2028	200,000	174,364
1.60%, 5/15/2031	1,882,000	1,516,252
2.25%, 9/15/2026	1,075,000	1,012,682
3.88%, 4/15/2030	1,897,000	1,798,053
Tractor Supply Co.:
1.75%, 11/1/2030	1,180,000	955,965
5.25%, 5/15/2033	1,547,000	1,535,150
Walmart, Inc.:
1.05%, 9/17/2026 (a)	1,245,000	1,147,268
1.50%, 9/22/2028 (a)	1,038,000	916,907
1.80%, 9/22/2031 (a)	1,838,000	1,513,740
2.38%, 9/24/2029 (a)	703,000	630,464
3.05%, 7/8/2026	595,000	574,770
3.25%, 7/8/2029 (a)	1,622,000	1,522,604
3.70%, 6/26/2028 (a)	1,060,000	1,028,285
3.90%, 9/9/2025	2,209,000	2,178,582
3.90%, 4/15/2028	1,320,000	1,286,366
3.95%, 9/9/2027	460,000	449,323
4.00%, 4/15/2026 (a)	2,346,000	2,309,004
4.00%, 4/15/2030 (a)	3,027,000	2,936,947
4.10%, 4/15/2033 (a)	2,985,000	2,844,227
4.15%, 9/9/2032	884,000	852,043
5.88%, 4/5/2027 (a)	537,000	555,049
7.55%, 2/15/2030	628,000	722,238
		208,054,119
SEMICONDUCTORS — 2.1%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	333,000	308,648
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	957,000	843,222
2.10%, 10/1/2031 (a)	1,525,000	1,261,465
3.45%, 6/15/2027	2,994,000	2,872,683
3.50%, 12/5/2026	285,000	274,959
5.05%, 4/1/2034	907,000	903,091
Applied Materials, Inc.:
1.75%, 6/1/2030	1,817,000	1,529,878
3.30%, 4/1/2027 (a)	169,000	162,346
3.90%, 10/1/2025	632,000	622,868
4.80%, 6/15/2029	775,000	773,822
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	1,936,000	1,831,456
3.88%, 1/15/2027	4,694,000	4,543,651
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	1,789,000	1,600,922
2.45%, 2/15/2031 (b)	4,201,000	3,537,368
2.60%, 2/15/2033 (b)	5,878,000	4,758,946

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.15%, 11/15/2025	$1,823,000	$1,766,779
3.42%, 4/15/2033 (b)	3,658,000	3,152,684
3.46%, 9/15/2026	1,007,000	968,925
3.47%, 4/15/2034 (b)	1,610,000	1,372,106
4.00%, 4/15/2029 (b)	1,979,000	1,885,275
4.11%, 9/15/2028 (a)	1,784,000	1,720,846
4.15%, 11/15/2030	4,940,000	4,666,769
4.15%, 4/15/2032 (b)	1,305,000	1,202,257
4.30%, 11/15/2032	3,169,000	2,961,811
4.75%, 4/15/2029	2,693,000	2,656,079
5.00%, 4/15/2030	1,329,000	1,330,130
Intel Corp.:
1.60%, 8/12/2028	1,895,000	1,658,769
2.00%, 8/12/2031 (a)	1,191,000	969,581
2.45%, 11/15/2029	3,073,000	2,701,597
2.60%, 5/19/2026	2,337,000	2,227,208
3.15%, 5/11/2027	4,542,000	4,317,444
3.70%, 7/29/2025	3,369,000	3,311,255
3.75%, 3/25/2027	1,432,000	1,385,746
3.75%, 8/5/2027 (a)	2,082,000	2,008,089
3.90%, 3/25/2030	2,054,000	1,930,062
4.00%, 8/5/2029	1,910,000	1,823,439
4.00%, 12/15/2032	1,867,000	1,717,304
4.15%, 8/5/2032	1,817,000	1,700,839
4.88%, 2/10/2026	1,934,000	1,922,512
5.00%, 2/21/2031	1,676,000	1,666,380
5.13%, 2/10/2030	1,883,000	1,890,645
5.15%, 2/21/2034	1,926,000	1,901,752
5.20%, 2/10/2033 (a)	3,759,000	3,752,647
KLA Corp.:
4.10%, 3/15/2029	1,800,000	1,747,854
4.65%, 7/15/2032	1,888,000	1,841,461
4.70%, 2/1/2034 (a)	1,851,000	1,798,598
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,775,000	1,497,639
3.75%, 3/15/2026 (a)	1,637,000	1,597,434
4.00%, 3/15/2029	1,546,000	1,487,700
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,898
Marvell Technology, Inc.:
1.65%, 4/15/2026	450,000	421,074
2.45%, 4/15/2028	1,398,000	1,261,779
2.95%, 4/15/2031 (a)	1,746,000	1,505,244
4.88%, 6/22/2028	626,000	616,741
5.75%, 2/15/2029 (a)	1,676,000	1,710,961
Microchip Technology, Inc.:
4.25%, 9/1/2025	1,944,200	1,913,929
5.05%, 3/15/2029	1,417,000	1,405,239
Micron Technology, Inc.:
2.70%, 4/15/2032	787,000	651,463
4.19%, 2/15/2027	1,604,000	1,559,104
4.66%, 2/15/2030 (a)	1,561,000	1,511,922
4.98%, 2/6/2026	1,818,000	1,803,256
5.30%, 1/15/2031	980,000	977,648
5.33%, 2/6/2029	1,750,000	1,755,968
Security Description	Principal Amount	Value
5.88%, 2/9/2033	$1,909,000	$1,950,864
5.88%, 9/15/2033	1,830,000	1,871,614
6.75%, 11/1/2029	1,889,000	2,008,649
NVIDIA Corp.:
1.55%, 6/15/2028	1,373,000	1,223,673
2.00%, 6/15/2031	1,924,000	1,616,526
2.85%, 4/1/2030	3,372,000	3,057,291
3.20%, 9/16/2026	1,384,000	1,337,608
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	1,578,000	1,574,528
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,920,000	1,608,288
2.65%, 2/15/2032	1,395,000	1,159,789
3.15%, 5/1/2027	583,000	551,279
3.40%, 5/1/2030	1,873,000	1,695,664
3.88%, 6/18/2026	1,847,000	1,793,640
4.30%, 6/18/2029	1,799,000	1,726,374
4.40%, 6/1/2027 (a)	716,000	700,191
5.00%, 1/15/2033 (a)	1,205,000	1,175,502
Qorvo, Inc. 4.38%, 10/15/2029	1,801,000	1,699,406
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,681,000	1,473,027
1.65%, 5/20/2032	866,000	682,330
2.15%, 5/20/2030	1,579,000	1,366,640
3.25%, 5/20/2027	2,308,000	2,204,440
4.25%, 5/20/2032 (a)	1,636,000	1,563,640
5.40%, 5/20/2033 (a)	1,826,000	1,891,024
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,995,000	1,854,831
3.00%, 6/1/2031	1,410,500	1,197,416
Texas Instruments, Inc.:
1.13%, 9/15/2026	1,425,000	1,310,758
1.75%, 5/4/2030	1,674,000	1,413,710
1.90%, 9/15/2031	840,000	693,739
2.25%, 9/4/2029 (a)	1,249,000	1,104,041
2.90%, 11/3/2027	969,000	910,308
3.65%, 8/16/2032	1,381,000	1,263,712
4.60%, 2/8/2027 (a)	1,004,000	997,534
4.60%, 2/15/2028	1,352,000	1,340,914
4.60%, 2/8/2029 (a)	1,484,000	1,474,710
4.85%, 2/8/2034 (a)	1,563,000	1,548,402
4.90%, 3/14/2033	1,070,000	1,067,496
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	2,024,000	1,873,455
2.50%, 10/25/2031	1,886,000	1,596,216
3.88%, 4/22/2027	1,400,000	1,353,506
4.13%, 4/22/2029	2,189,000	2,120,659
4.25%, 4/22/2032	616,000	593,873
Xilinx, Inc. 2.38%, 6/1/2030	1,847,000	1,596,473
		174,707,907

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	$1,948,000	$1,714,727
4.20%, 5/1/2030	1,507,000	1,418,313
		3,133,040
SOFTWARE — 2.0%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	1,577,000	1,470,379
2.30%, 2/1/2030	1,995,000	1,747,760
4.80%, 4/4/2029	1,848,000	1,851,179
4.85%, 4/4/2027 (a)	602,000	601,874
4.95%, 4/4/2034	1,467,000	1,459,856
Atlassian Corp.:
5.25%, 5/15/2029	1,615,000	1,614,742
5.50%, 5/15/2034	2,065,000	2,045,548
Autodesk, Inc.:
2.40%, 12/15/2031	1,860,000	1,542,349
2.85%, 1/15/2030	661,000	589,196
3.50%, 6/15/2027	1,910,000	1,829,302
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,997,000	1,683,990
2.90%, 12/1/2029	1,200,000	1,069,272
3.40%, 6/27/2026	1,830,000	1,758,978
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,787,000	1,808,909
6.65%, 8/2/2026	1,372,000	1,386,433
6.85%, 8/2/2033 (a)	1,483,000	1,468,170
Electronic Arts, Inc.:
1.85%, 2/15/2031	1,695,000	1,384,205
4.80%, 3/1/2026 (a)	159,000	157,849
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	3,167,000	2,952,752
1.65%, 3/1/2028	1,177,000	1,037,078
3.75%, 5/21/2029	33,000	31,367
5.10%, 7/15/2032 (a)	1,532,000	1,512,436
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,902,000	1,755,280
2.65%, 6/1/2030	1,797,000	1,563,210
3.20%, 7/1/2026	3,171,000	3,043,779
3.50%, 7/1/2029	4,860,000	4,494,334
4.20%, 10/1/2028	1,145,000	1,100,597
5.15%, 3/15/2027	1,991,000	1,992,214
5.35%, 3/15/2031	1,789,000	1,789,107
5.38%, 8/21/2028	1,890,000	1,903,041
5.45%, 3/2/2028	1,971,000	1,988,719
5.45%, 3/15/2034	1,849,000	1,837,037
5.60%, 3/2/2033	1,755,000	1,770,093
5.63%, 8/21/2033	2,114,000	2,132,667
Intuit, Inc.:
0.95%, 7/15/2025	1,646,000	1,572,737
1.35%, 7/15/2027	714,000	643,257
1.65%, 7/15/2030	1,842,000	1,528,584
Security Description	Principal Amount	Value
5.13%, 9/15/2028 (a)	$1,932,000	$1,949,388
5.20%, 9/15/2033	1,851,000	1,859,570
5.25%, 9/15/2026	1,082,000	1,085,311
Microsoft Corp.:
1.35%, 9/15/2030 (a)	1,955,000	1,611,878
2.40%, 8/8/2026	7,289,000	6,933,443
3.13%, 11/3/2025	500,000	487,785
3.30%, 2/6/2027	3,530,000	3,405,638
3.40%, 9/15/2026 (a)	2,080,000	2,013,669
3.40%, 6/15/2027	621,000	597,340
Oracle Corp.:
1.65%, 3/25/2026	2,846,000	2,667,869
2.30%, 3/25/2028	3,547,000	3,206,878
2.65%, 7/15/2026 (a)	10,696,000	10,136,064
2.80%, 4/1/2027	3,653,000	3,430,204
2.88%, 3/25/2031	3,814,000	3,294,648
2.95%, 4/1/2030	4,121,000	3,663,239
3.25%, 11/15/2027	3,619,000	3,413,007
3.25%, 5/15/2030 (a)	906,000	821,189
4.50%, 5/6/2028 (a)	1,487,000	1,460,353
4.65%, 5/6/2030	1,247,000	1,221,599
4.90%, 2/6/2033	1,968,000	1,909,964
5.80%, 11/10/2025	2,151,000	2,161,626
6.15%, 11/9/2029 (a)	2,132,000	2,229,368
6.25%, 11/9/2032	3,549,000	3,757,326
Roper Technologies, Inc.:
1.00%, 9/15/2025	1,703,000	1,612,758
1.40%, 9/15/2027 (a)	624,000	555,516
1.75%, 2/15/2031	1,695,000	1,365,356
2.00%, 6/30/2030	662,000	553,068
2.95%, 9/15/2029	1,852,000	1,665,670
3.80%, 12/15/2026	1,932,000	1,867,626
3.85%, 12/15/2025	1,239,000	1,210,701
4.20%, 9/15/2028 (a)	1,375,000	1,328,291
Salesforce, Inc.:
1.50%, 7/15/2028	1,293,000	1,136,340
1.95%, 7/15/2031	3,522,000	2,889,590
3.70%, 4/11/2028	1,893,000	1,825,420
ServiceNow, Inc. 1.40%, 9/1/2030	1,732,000	1,406,142
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	607,000	583,679
4.00%, 4/14/2032	807,000	734,523
4.95%, 3/28/2028	1,453,000	1,439,385
5.00%, 3/28/2026	1,395,000	1,385,793
5.40%, 6/12/2029	560,000	563,270
5.60%, 6/12/2034	625,000	623,287
VMware LLC:
1.40%, 8/15/2026	2,260,000	2,080,759
1.80%, 8/15/2028	1,883,000	1,648,736
2.20%, 8/15/2031	2,468,000	2,005,768
3.90%, 8/21/2027	2,185,000	2,095,743
4.65%, 5/15/2027 (a)	1,887,000	1,855,657
4.70%, 5/15/2030	1,876,000	1,815,068

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Workday, Inc.:
3.50%, 4/1/2027	$1,750,000	$1,673,857
3.70%, 4/1/2029 (a)	1,749,000	1,641,716
3.80%, 4/1/2032	2,062,000	1,852,769
		162,852,124
TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV:
2.88%, 5/7/2030	1,797,000	1,582,941
3.63%, 4/22/2029	1,697,000	1,584,574
4.70%, 7/21/2032 (a)	1,440,000	1,383,394
AT&T, Inc.:
1.65%, 2/1/2028	6,288,000	5,584,499
1.70%, 3/25/2026	5,035,000	4,726,354
2.25%, 2/1/2032	4,512,000	3,661,714
2.30%, 6/1/2027	3,624,000	3,352,780
2.55%, 12/1/2033 (a)	3,668,000	2,915,546
2.75%, 6/1/2031	4,481,000	3,837,752
2.95%, 7/15/2026	2,517,000	2,400,715
3.80%, 2/15/2027	2,012,000	1,944,055
3.88%, 1/15/2026	1,792,000	1,749,494
4.10%, 2/15/2028	2,773,000	2,676,611
4.25%, 3/1/2027	2,155,000	2,105,349
4.30%, 2/15/2030	5,426,000	5,198,379
4.35%, 3/1/2029 (a)	4,979,000	4,825,946
5.40%, 2/15/2034	4,660,000	4,660,140
5.54%, 2/20/2026	1,554,000	1,554,124
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,688,000	1,350,181
5.10%, 5/11/2033	1,714,000	1,680,526
5.20%, 2/15/2034	1,835,000	1,794,703
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	1,453,000	1,448,263
9.63%, 12/15/2030	4,921,000	6,008,689
Cisco Systems, Inc.:
2.50%, 9/20/2026	2,171,000	2,063,492
2.95%, 2/28/2026 (a)	287,000	277,408
4.80%, 2/26/2027	1,889,000	1,883,749
4.85%, 2/26/2029	4,895,000	4,893,483
4.90%, 2/26/2026 (a)	1,497,000	1,495,144
4.95%, 2/26/2031	5,446,000	5,442,242
5.05%, 2/26/2034	4,635,000	4,630,550
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	4,589,000	5,348,801
9.25%, 6/1/2032	1,062,000	1,316,338
Juniper Networks, Inc.:
1.20%, 12/10/2025	1,810,000	1,699,807
2.00%, 12/10/2030	1,750,000	1,419,565
Koninklijke KPN NV 8.38%, 10/1/2030	1,593,000	1,838,434
KT Corp. 4.00%, 8/8/2025 (b)	400,000	393,888
Security Description	Principal Amount	Value
Motorola Solutions, Inc.:
2.30%, 11/15/2030	$1,430,000	$1,202,172
2.75%, 5/24/2031	2,573,000	2,180,952
4.60%, 5/23/2029	2,000	1,949
5.00%, 4/15/2029	1,592,000	1,579,917
5.40%, 4/15/2034	500,000	495,465
5.60%, 6/1/2032 (a)	1,883,000	1,903,751
Nokia OYJ 4.38%, 6/12/2027	1,415,000	1,379,979
Orange SA 9.00%, 3/1/2031	3,810,000	4,545,063
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,136,000	1,072,997
2.95%, 3/15/2025 (b)	1,000	980
3.20%, 3/15/2027	2,101,000	1,993,471
3.63%, 12/15/2025 (a)	1,840,000	1,789,731
3.80%, 3/15/2032	2,845,000	2,542,520
5.00%, 2/15/2029	2,229,000	2,201,739
5.30%, 2/15/2034 (a)	1,996,000	1,958,176
Sprint Capital Corp.:
6.88%, 11/15/2028 (a)	3,223,000	3,416,573
8.75%, 3/15/2032	3,021,000	3,632,813
Sprint LLC:
7.63%, 2/15/2025	194,000	195,178
7.63%, 3/1/2026	2,727,000	2,801,965
Telefonica Emisiones SA 4.10%, 3/8/2027	2,257,000	2,191,321
Telefonica Europe BV 8.25%, 9/15/2030	2,080,000	2,349,006
TELUS Corp.:
2.80%, 2/16/2027	1,909,000	1,793,620
3.40%, 5/13/2032 (a)	1,483,000	1,287,511
T-Mobile USA, Inc.:
1.50%, 2/15/2026	3,476,000	3,263,512
2.05%, 2/15/2028	2,906,000	2,608,716
2.25%, 2/15/2026	2,545,000	2,418,972
2.25%, 11/15/2031	1,890,000	1,544,602
2.40%, 3/15/2029	4,635,000	4,100,909
2.55%, 2/15/2031	3,574,000	3,033,861
2.63%, 4/15/2026	4,135,000	3,935,362
2.63%, 2/15/2029	2,576,000	2,309,667
2.70%, 3/15/2032	3,337,000	2,790,333
2.88%, 2/15/2031	1,954,000	1,693,043
3.38%, 4/15/2029	4,078,000	3,766,115
3.50%, 4/15/2031	3,860,000	3,469,098
3.75%, 4/15/2027	5,974,000	5,742,627
3.88%, 4/15/2030	10,793,000	10,090,052
4.75%, 2/1/2028 (a)	1,835,000	1,807,145
4.80%, 7/15/2028	1,480,000	1,460,286
4.85%, 1/15/2029	1,503,000	1,484,393
4.95%, 3/15/2028	1,369,000	1,359,814
5.05%, 7/15/2033	3,592,000	3,513,587
5.15%, 4/15/2034	815,000	800,819
5.20%, 1/15/2033	3,276,000	3,242,126
5.38%, 4/15/2027	1,180,000	1,176,684

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.75%, 1/15/2034	$1,410,000	$1,450,397
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	2,401,000	2,257,588
1.45%, 3/20/2026 (a)	3,444,000	3,225,960
1.50%, 9/18/2030 (a)	1,851,000	1,509,694
1.68%, 10/30/2030	4,432,000	3,602,019
1.75%, 1/20/2031	2,546,000	2,060,529
2.10%, 3/22/2028	4,414,000	3,970,305
2.36%, 3/15/2032	11,018,000	9,004,791
2.55%, 3/21/2031	7,214,500	6,128,357
2.63%, 8/15/2026	2,938,000	2,785,547
3.00%, 3/22/2027 (a)	2,461,000	2,329,017
3.15%, 3/22/2030	2,703,000	2,436,484
3.88%, 2/8/2029	1,945,000	1,848,314
4.02%, 12/3/2029	5,545,000	5,239,692
4.13%, 3/16/2027	3,921,000	3,822,112
4.33%, 9/21/2028	7,213,000	7,012,839
4.50%, 8/10/2033	1,352,000	1,270,921
5.05%, 5/9/2033 (a)	1,151,000	1,134,886
7.75%, 12/1/2030	1,896,000	2,157,667
Vodafone Group PLC:
4.38%, 5/30/2028 (a)	1,514,000	1,482,161
6.25%, 11/30/2032	1,498,000	1,585,513
7.88%, 2/15/2030 (a)	1,618,000	1,825,622
		276,998,617
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027 (a)	931,000	877,281
3.55%, 11/19/2026	1,655,000	1,580,028
3.90%, 11/19/2029 (a)	1,911,000	1,762,936
6.05%, 5/14/2034	1,727,000	1,723,771
		5,944,016
TRANSPORTATION — 1.0%
BNSF Funding Trust I 3 mo. USD Term SOFR + 2.35%, 6.61%, 12/15/2055 (c)	374,000	373,656
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027 (a)	1,782,000	1,704,412
3.65%, 9/1/2025	766,000	750,979
7.00%, 12/15/2025	940,000	963,660
Canadian National Railway Co.:
2.75%, 3/1/2026 (a)	877,000	844,735
3.85%, 8/5/2032	1,792,000	1,653,693
5.85%, 11/1/2033	719,000	759,674
6.90%, 7/15/2028	1,165,000	1,249,288
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	2,021,000	1,864,575
2.05%, 3/5/2030	200,000	170,672
2.45%, 12/2/2031 (a)	957,000	869,578
2.88%, 11/15/2029	14,000	12,543
4.00%, 6/1/2028	1,475,000	1,423,227
Security Description	Principal Amount	Value
7.13%, 10/15/2031	$1,871,000	$2,080,758
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,098,000	1,061,140
CSX Corp.:
2.40%, 2/15/2030	1,978,000	1,725,014
2.60%, 11/1/2026	1,728,000	1,633,686
3.25%, 6/1/2027	1,701,000	1,623,911
3.35%, 11/1/2025	1,718,000	1,673,521
3.80%, 3/1/2028	1,289,000	1,239,954
4.10%, 11/15/2032	1,515,000	1,414,768
4.25%, 3/15/2029 (a)	1,736,000	1,685,309
5.20%, 11/15/2033	150,000	150,343
FedEx Corp.:
2.40%, 5/15/2031 (a)	1,502,000	1,272,569
3.10%, 8/5/2029 (a)	1,918,000	1,755,641
3.25%, 4/1/2026	2,103,000	2,032,549
3.40%, 2/15/2028	927,000	877,350
4.20%, 10/17/2028 (a)	485,000	471,498
4.25%, 5/15/2030 (a)	2,425,000	2,328,073
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (a)	1,829,000	1,787,024
Kirby Corp. 4.20%, 3/1/2028	1,100,000	1,061,863
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	1,100,000	924,187
2.55%, 11/1/2029	1,742,000	1,534,493
2.90%, 6/15/2026 (a)	1,486,000	1,419,665
3.00%, 3/15/2032	1,099,000	947,327
3.15%, 6/1/2027	64,000	60,724
3.65%, 8/1/2025	1,760,000	1,727,053
3.80%, 8/1/2028	299,000	286,233
4.45%, 3/1/2033	841,000	793,315
5.05%, 8/1/2030	1,621,000	1,617,142
7.80%, 5/15/2027	1,887,000	2,023,977
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	137,000	126,769
Series MTN, 2.85%, 3/1/2027	1,364,000	1,284,997
Series MTN, 2.90%, 12/1/2026	534,000	504,571
Series MTN, 3.35%, 9/1/2025	991,000	965,789
Series MTN, 4.30%, 6/15/2027	187,000	182,387
Series MTN, 5.25%, 6/1/2028	1,350,000	1,352,794
Series MTN, 5.30%, 3/15/2027	485,000	485,398
Series MTN, 5.38%, 3/15/2029	1,508,000	1,514,092
Series MTN, 5.50%, 6/1/2029	1,210,000	1,222,523
Series MTN, 5.65%, 3/1/2028	970,000	983,648

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.30%, 12/1/2028 (a)	$1,297,000	$1,350,657
6.60%, 12/1/2033	150,000	160,116
Union Pacific Corp.:
2.15%, 2/5/2027	1,343,000	1,251,354
2.38%, 5/20/2031	1,546,000	1,312,724
2.40%, 2/5/2030	1,881,000	1,645,725
2.75%, 3/1/2026	1,210,000	1,163,560
2.80%, 2/14/2032	2,046,000	1,764,470
3.00%, 4/15/2027	1,475,000	1,401,191
3.25%, 8/15/2025	1,303,000	1,273,226
3.70%, 3/1/2029	550,000	523,847
3.75%, 7/15/2025	1,322,000	1,302,514
3.95%, 9/10/2028 (a)	1,141,700	1,105,794
4.50%, 1/20/2033	1,404,000	1,351,757
4.75%, 2/21/2026	604,000	599,693
6.63%, 2/1/2029	968,000	1,035,557
United Parcel Service, Inc.:
2.40%, 11/15/2026	602,000	567,198
2.50%, 9/1/2029	934,000	833,427
3.05%, 11/15/2027	993,000	936,181
3.40%, 3/15/2029	100,000	93,995
4.45%, 4/1/2030 (a)	1,464,000	1,434,266
4.88%, 3/3/2033 (a)	1,587,000	1,563,512
5.15%, 5/22/2034	3,120,000	3,109,829
		84,253,340
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031 (a)	375,000	300,937
3.25%, 9/15/2026	1,413,000	1,350,602
3.50%, 3/15/2028	1,705,000	1,599,017
3.50%, 6/1/2032	1,820,000	1,581,780
3.85%, 3/30/2027	894,000	860,895
4.00%, 6/30/2030	65,000	60,501
4.55%, 11/7/2028	100,000	97,705
4.70%, 4/1/2029 (a)	2,661,000	2,602,352
4.90%, 3/15/2033	50,000	47,835
5.40%, 3/15/2027	1,803,000	1,804,515
6.05%, 3/15/2034	743,000	759,628
		11,065,767
VENTURE CAPITAL — 0.0% (f)
Hercules Capital, Inc.:
2.63%, 9/16/2026	586,000	536,811
3.38%, 1/20/2027	636,000	589,273
		1,126,084
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	1,654,000	1,369,065
2.80%, 5/1/2030 (a)	1,701,000	1,495,451
4.45%, 6/1/2032	1,786,000	1,701,308
5.15%, 3/1/2034 (a)	2,148,000	2,128,260
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,293,000	1,064,772
2.70%, 4/15/2030	1,460,000	1,269,193
Security Description	Principal Amount	Value
3.57%, 5/1/2029	$465,000	$431,590
5.38%, 1/15/2034	612,000	601,461
United Utilities PLC 6.88%, 8/15/2028	1,743,000	1,829,122
		11,890,222
TOTAL CORPORATE BONDS & NOTES (Cost $8,480,268,744)		8,235,115,610
	Shares
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	42,330,053	42,342,752
State Street Navigator Securities Lending Portfolio II (i) (j)	420,255,818	420,255,818
TOTAL SHORT-TERM INVESTMENTS (Cost $462,598,264)		462,598,570
TOTAL INVESTMENTS — 104.1% (Cost $8,942,867,008)		8,697,714,180
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(341,234,739)
NET ASSETS — 100.0%		$8,356,479,441
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,235,115,610	$—	$8,235,115,610
Short-Term Investments	462,598,570	—	—	462,598,570
TOTAL INVESTMENTS	$462,598,570	$8,235,115,610	$—	$8,697,714,180

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,957,357	$33,964,148	$1,165,770,132	$1,157,381,281	$(10,553)	$306	42,330,053	$42,342,752	$1,023,896
State Street Navigator Securities Lending Portfolio II	349,399,765	349,399,765	3,201,809,248	3,130,953,195	—	—	420,255,818	420,255,818	1,658,393
Total		$383,363,913	$4,367,579,380	$4,288,334,476	$(10,553)	$306		$462,598,570	$2,682,289
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$80,000	$58,552
5.40%, 10/1/2048	148,000	136,851
		195,403
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.25%, 2/1/2035	117,000	89,370
3.38%, 6/15/2046	297,000	189,219
3.50%, 3/1/2039	274,000	194,389
3.55%, 3/1/2038	273,000	197,734
3.60%, 5/1/2034	114,000	91,704
3.63%, 3/1/2048	306,000	196,850
3.65%, 3/1/2047	262,000	170,638
3.75%, 2/1/2050 (b)	458,000	300,503
3.83%, 3/1/2059	131,000	82,898
3.85%, 11/1/2048	268,000	178,804
3.90%, 5/1/2049	370,000	248,618
3.95%, 8/1/2059	338,000	215,336
5.71%, 5/1/2040	1,067,000	985,225
5.81%, 5/1/2050	2,079,000	1,877,067
5.88%, 2/15/2040	179,000	167,671
5.93%, 5/1/2060	1,230,000	1,100,444
6.63%, 2/15/2038	195,000	199,339
6.86%, 5/1/2054 (c)	292,000	299,382
6.88%, 3/15/2039	259,000	267,915
7.01%, 5/1/2064 (c)	458,000	469,056
General Dynamics Corp.:
2.85%, 6/1/2041	170,000	122,288
3.60%, 11/15/2042	281,000	221,338
4.25%, 4/1/2040	323,000	283,294
4.25%, 4/1/2050	394,000	331,835
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	182,000	168,123
5.35%, 6/1/2034	168,000	166,770
5.60%, 7/31/2053	188,000	186,272
6.15%, 12/15/2040	195,000	203,549
Lockheed Martin Corp.:
2.80%, 6/15/2050	383,000	243,534
3.80%, 3/1/2045	511,000	406,485
4.07%, 12/15/2042	572,604	481,566
4.09%, 9/15/2052	547,600	439,246
4.15%, 6/15/2053	309,000	249,808
4.30%, 6/15/2062	285,000	230,650
4.70%, 5/15/2046 (b)	562,000	505,828
4.75%, 2/15/2034	177,000	172,297
4.80%, 8/15/2034	223,000	217,695
5.20%, 2/15/2055	203,000	194,263
5.20%, 2/15/2064	278,000	262,838
5.70%, 11/15/2054	365,000	375,275
5.72%, 6/1/2040	258,000	266,599
5.90%, 11/15/2063	328,000	344,764
Security Description	Principal Amount	Value
Series B, 6.15%, 9/1/2036	$174,000	$188,858
Northrop Grumman Corp.:
3.85%, 4/15/2045	93,000	72,700
4.03%, 10/15/2047	608,000	480,904
4.75%, 6/1/2043	10,000	8,963
4.90%, 6/1/2034	328,000	319,032
4.95%, 3/15/2053	363,000	327,179
5.05%, 11/15/2040	139,000	132,163
5.15%, 5/1/2040	196,000	187,452
5.20%, 6/1/2054	606,000	567,161
5.25%, 5/1/2050 (b)	307,000	291,153
RTX Corp.:
2.82%, 9/1/2051	259,000	157,576
3.03%, 3/15/2052 (b)	10,000	6,377
3.75%, 11/1/2046	565,000	423,021
4.05%, 5/4/2047	171,000	134,437
4.15%, 5/15/2045	502,000	405,315
4.35%, 4/15/2047	270,000	222,334
4.45%, 11/16/2038	232,382	205,649
4.50%, 6/1/2042	1,092,000	947,441
4.63%, 11/16/2048	516,000	442,909
4.70%, 12/15/2041	245,000	216,886
4.80%, 12/15/2043	173,000	153,662
4.88%, 10/15/2040	303,000	276,260
5.38%, 2/27/2053	588,000	558,353
5.40%, 5/1/2035	70,000	70,192
5.70%, 4/15/2040	96,000	96,420
6.05%, 6/1/2036	167,000	174,542
6.13%, 7/15/2038	384,000	402,816
6.40%, 3/15/2054	424,000	462,660
		21,528,894
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.40%, 2/4/2041	608,000	437,663
3.70%, 2/4/2051	523,000	352,261
3.88%, 9/16/2046	577,000	415,665
4.00%, 2/4/2061 (b)	409,000	283,326
4.25%, 8/9/2042	384,000	305,276
4.45%, 5/6/2050	322,000	247,145
4.50%, 5/2/2043	312,000	256,352
5.38%, 1/31/2044	603,000	565,053
5.80%, 2/14/2039	642,000	641,525
5.95%, 2/14/2049	840,000	823,939
6.20%, 2/14/2059	1,000	998
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	36,000	22,070
3.75%, 9/15/2047	293,000	220,834
4.02%, 4/16/2043	39,000	31,219
4.50%, 3/15/2049	206,000	175,147
4.54%, 3/26/2042	55,000	48,116
5.38%, 9/15/2035 (b)	96,000	97,086
BAT Capital Corp.:
3.73%, 9/25/2040	150,000	111,069
3.98%, 9/25/2050 (b)	235,000	165,419
4.39%, 8/15/2037	1,092,000	921,309

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.54%, 8/15/2047	$831,000	$638,457
4.76%, 9/6/2049	306,000	240,862
5.28%, 4/2/2050	249,000	210,365
5.65%, 3/16/2052	179,000	159,883
7.08%, 8/2/2043	251,000	265,013
7.08%, 8/2/2053	353,000	375,705
Philip Morris International, Inc.:
3.88%, 8/21/2042	463,000	361,195
4.13%, 3/4/2043	415,000	333,494
4.25%, 11/10/2044	477,000	385,941
4.38%, 11/15/2041	388,000	326,774
4.50%, 3/20/2042	312,000	266,726
4.88%, 11/15/2043	249,000	219,914
6.38%, 5/16/2038	530,000	569,776
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	102,557
5.85%, 8/15/2045 (b)	782,000	723,147
6.15%, 9/15/2043	244,000	235,065
7.25%, 6/15/2037	202,000	217,980
		11,754,326
AIRLINES — 0.0% (a)
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	91,037	77,678
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	106,225	91,599
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,135	3,051
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	80,794	69,450
Series 2023-1, Class A, 5.80%, 7/15/2037	183,000	185,818
		427,596
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046 (b)	335,000	246,798
3.38%, 3/27/2050	376,000	270,746
3.63%, 5/1/2043	238,000	188,070
3.88%, 11/1/2045	253,000	203,017
		908,631
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050	412,000	250,179
4.88%, 10/1/2043	161,000	147,550
5.45%, 2/20/2054	389,000	381,271
Ford Motor Co. 5.29%, 12/8/2046 (b)	1,200,000	1,049,064
General Motors Co.:
5.00%, 4/1/2035	104,000	97,287
Security Description	Principal Amount	Value
5.15%, 4/1/2038	$531,000	$488,281
5.20%, 4/1/2045	678,000	594,911
5.40%, 4/1/2048 (b)	452,800	405,555
5.95%, 4/1/2049 (b)	373,000	361,776
6.25%, 10/2/2043	665,000	662,320
6.60%, 4/1/2036	131,000	137,254
6.75%, 4/1/2046	375,000	392,152
		4,967,600
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	567,000	345,966
4.40%, 10/1/2046	106,000	82,726
5.40%, 3/15/2049 (b)	239,000	213,936
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	395,000	293,912
BorgWarner, Inc. 4.38%, 3/15/2045	59,000	47,077
Lear Corp.:
3.55%, 1/15/2052 (b)	92,000	62,857
5.25%, 5/15/2049 (b)	291,000	258,190
		1,304,664
BANKS — 7.8%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,633,000	1,141,712
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	70,000	44,117
SOFR + 1.56%, 2.97%, 7/21/2052 (d)	649,000	423,304
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	1,208,000	908,114
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (d)	240,000	172,097
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (d)	591,000	465,147
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	572,000	485,748
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	2,131,000	1,702,200
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b) (d)	679,000	600,521
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	1,209,000	1,009,455
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	761,000	648,889
Series L, 4.75%, 4/21/2045	311,000	276,684
Series MTN, 4.88%, 4/1/2044	161,000	148,118
Series MTN, 5.00%, 1/21/2044	590,000	556,376

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 5.88%, 2/7/2042	$521,000	$541,913
6.11%, 1/29/2037	694,000	721,163
7.75%, 5/14/2038	694,000	823,840
Bank of America NA 6.00%, 10/15/2036	369,000	387,734
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	346,000	247,992
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b) (d)	552,000	425,813
4.95%, 1/10/2047 (b)	330,000	294,297
5.25%, 8/17/2045 (b)	458,000	431,221
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	408,000	413,467
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (d)	599,000	417,413
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (d)	483,000	404,049
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (d)	405,000	336,316
4.65%, 7/30/2045	424,000	370,118
4.65%, 7/23/2048	1,027,000	895,308
4.75%, 5/18/2046	693,000	594,137
5.30%, 5/6/2044 (b)	299,000	278,085
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	615,000	592,731
5.88%, 1/30/2042	490,000	502,720
6.13%, 8/25/2036	170,000	173,884
6.68%, 9/13/2043	209,000	227,409
8.13%, 7/15/2039	805,000	1,005,582
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	699,000	690,794
5.75%, 12/1/2043	456,000	449,415
Fifth Third Bancorp 8.25%, 3/1/2038	335,000	396,017
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (d)	656,000	460,669
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	939,000	695,621
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	758,000	571,797
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	1,080,000	918,648
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	687,000	606,951
4.75%, 10/21/2045	587,000	526,680
Series MTN, 4.80%, 7/8/2044	764,000	689,380
5.15%, 5/22/2045 (b)	592,000	553,627
6.25%, 2/1/2041	1,111,000	1,180,082
6.45%, 5/1/2036	164,000	174,712
6.75%, 10/1/2037	1,636,000	1,766,504
Security Description	Principal Amount	Value
HSBC Bank USA NA:
5.63%, 8/15/2035	$115,000	$113,437
5.88%, 11/1/2034	81,000	84,695
7.00%, 1/15/2039	342,000	383,420
HSBC Holdings PLC:
5.25%, 3/14/2044	503,000	466,371
6.10%, 1/14/2042 (b)	451,000	479,738
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	1,121,000	1,171,961
6.50%, 5/2/2036	161,000	166,543
6.50%, 9/15/2037	921,000	949,354
6.80%, 6/1/2038	721,000	772,651
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	560,000	382,178
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	472,000	353,146
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	680,000	463,366
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	568,000	421,609
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	170,000	119,857
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	831,000	713,073
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	827,000	651,759
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	1,473,000	1,170,785
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	1,943,000	1,563,532
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	675,000	565,677
4.85%, 2/1/2044	247,000	230,476
4.95%, 6/1/2045	836,000	780,582
5.40%, 1/6/2042	363,000	360,818
5.60%, 7/15/2041	522,000	531,224
5.63%, 8/16/2043	569,000	578,184
6.40%, 5/15/2038	765,000	845,539
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	397,600	276,578
4.34%, 1/9/2048	505,000	394,122
5.30%, 12/1/2045	392,000	357,316
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039 (b)	415,000	346,608
4.15%, 3/7/2039	154,000	136,010
4.29%, 7/26/2038 (b)	116,000	104,588

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (d)	$601,000	$378,023
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	689,000	516,447
3.97%, 7/22/2038 (d)	720,000	609,487
4.30%, 1/27/2045	824,000	700,985
Series MTN, 4.38%, 1/22/2047	643,000	550,492
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	402,000	359,300
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	874,000	884,138
6.38%, 7/24/2042	624,000	685,982
Regions Bank 6.45%, 6/26/2037	120,000	122,299
Regions Financial Corp. 7.38%, 12/10/2037	168,000	181,364
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041	159,000	106,069
2.93%, 9/17/2041	224,000	163,726
3.05%, 1/14/2042	142,000	106,209
6.18%, 7/13/2043 (b)	323,000	352,419
UBS AG 4.50%, 6/26/2048	170,000	149,047
UBS Group AG 4.88%, 5/15/2045	896,000	804,402
Wachovia Corp. 5.50%, 8/1/2035	239,000	235,666
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	953,000	699,006
3.90%, 5/1/2045	866,000	683,508
Series MTN, 4.40%, 6/14/2046	741,000	598,150
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	1,311,000	1,121,639
Series MTN, 4.65%, 11/4/2044	804,000	679,171
Series MTN, 4.75%, 12/7/2046	880,000	745,026
Series GMTN, 4.90%, 11/17/2045	913,000	794,739
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	2,161,000	1,970,097
5.38%, 2/7/2035	97,000	96,878
5.38%, 11/2/2043	878,000	822,967
5.61%, 1/15/2044	1,004,400	964,334
Wells Fargo Bank NA:
5.85%, 2/1/2037	322,000	330,275
5.95%, 8/26/2036	223,000	231,133
6.60%, 1/15/2038	531,000	582,491
Security Description	Principal Amount	Value
Westpac Banking Corp.:
2.96%, 11/16/2040 (b)	$328,000	$228,367
3.13%, 11/18/2041	443,000	310,782
4.42%, 7/24/2039 (b)	319,000	281,403
		62,329,789
BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,513,000	1,441,692
4.90%, 2/1/2046	3,604,000	3,318,924
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	303,000	269,861
4.70%, 2/1/2036	158,000	149,754
4.90%, 2/1/2046	631,000	577,264
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	293,000	258,444
4.44%, 10/6/2048	755,000	646,280
4.60%, 4/15/2048	491,000	434,299
4.60%, 6/1/2060	160,000	139,512
4.75%, 4/15/2058	404,000	357,742
4.95%, 1/15/2042	540,000	506,245
5.00%, 6/15/2034 (b)	664,000	658,954
5.45%, 1/23/2039	529,000	536,284
5.55%, 1/23/2049	1,556,000	1,567,592
5.80%, 1/23/2059	822,000	855,735
5.88%, 6/15/2035	99,000	103,818
8.00%, 11/15/2039	224,000	283,248
8.20%, 1/15/2039	488,000	620,507
Brown-Forman Corp.:
4.00%, 4/15/2038	118,000	102,804
4.50%, 7/15/2045 (b)	188,000	165,026
Coca-Cola Co.:
2.50%, 6/1/2040	229,000	160,646
2.75%, 6/1/2060	60,000	36,335
2.88%, 5/5/2041	411,000	301,921
3.00%, 3/5/2051	493,000	332,706
4.20%, 3/25/2050	102,000	87,248
5.30%, 5/13/2054 (b)	800,000	794,616
5.40%, 5/13/2064	480,000	475,714
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	175,000	176,561
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	240,000	235,258
Constellation Brands, Inc.:
3.75%, 5/1/2050	133,000	97,966
4.10%, 2/15/2048	181,000	142,604
4.50%, 5/9/2047	221,000	184,524
5.25%, 11/15/2048	173,000	161,087
Diageo Capital PLC:
3.88%, 4/29/2043	220,000	180,319
5.88%, 9/30/2036	177,000	186,243

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Diageo Investment Corp.:
4.25%, 5/11/2042	$153,000	$133,495
7.45%, 4/15/2035	115,000	134,371
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	123,000	83,963
3.80%, 5/1/2050	186,000	138,416
4.42%, 12/15/2046	120,000	100,718
4.50%, 11/15/2045	100,000	85,193
4.50%, 4/15/2052	320,000	266,675
5.09%, 5/25/2048	206,000	190,412
Molson Coors Beverage Co.:
4.20%, 7/15/2046 (b)	710,000	566,921
5.00%, 5/1/2042 (b)	309,682	283,325
PepsiCo, Inc.:
2.63%, 10/21/2041	249,000	173,777
2.75%, 10/21/2051	291,000	184,552
2.88%, 10/15/2049 (b)	1,004,000	665,943
3.45%, 10/6/2046	245,000	184,399
3.50%, 3/19/2040	193,000	156,616
3.60%, 8/13/2042	118,000	93,752
3.63%, 3/19/2050	194,000	147,448
3.88%, 3/19/2060	30,000	23,362
4.00%, 3/5/2042	169,000	144,218
4.00%, 5/2/2047	92,000	74,882
4.20%, 7/18/2052	167,000	139,241
4.25%, 10/22/2044	134,000	115,866
4.45%, 4/14/2046	259,000	228,723
4.88%, 11/1/2040	97,000	93,070
5.50%, 1/15/2040	90,000	91,364
		21,048,435
BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
2.77%, 9/1/2053	297,000	177,490
2.80%, 8/15/2041	291,000	204,326
3.00%, 1/15/2052 (b)	362,000	236,437
3.15%, 2/21/2040	546,000	408,069
3.38%, 2/21/2050	650,000	456,612
4.20%, 2/22/2052	155,000	122,475
4.40%, 5/1/2045	725,000	609,776
4.40%, 2/22/2062	609,000	483,984
4.56%, 6/15/2048	254,000	214,770
4.66%, 6/15/2051 (b)	1,156,000	986,392
4.88%, 3/1/2053	318,000	280,085
4.95%, 10/1/2041	233,000	213,617
5.15%, 11/15/2041	196,000	182,790
5.60%, 3/2/2043	890,000	876,979
5.65%, 6/15/2042	204,000	201,844
5.65%, 3/2/2053	1,717,000	1,691,880
5.75%, 3/15/2040	232,000	233,926
5.75%, 3/2/2063	1,223,000	1,199,066
6.38%, 6/1/2037	126,000	134,826
6.40%, 2/1/2039	182,000	194,918
Baxalta, Inc. 5.25%, 6/23/2045	133,000	125,009
Security Description	Principal Amount	Value
Biogen, Inc.:
3.15%, 5/1/2050 (b)	$643,000	$414,452
3.25%, 2/15/2051	236,000	156,685
5.20%, 9/15/2045	316,000	288,716
Gilead Sciences, Inc.:
2.60%, 10/1/2040	196,000	134,803
2.80%, 10/1/2050	587,000	367,697
4.00%, 9/1/2036	188,000	165,733
4.15%, 3/1/2047 (b)	448,000	364,130
4.50%, 2/1/2045	500,000	431,875
4.60%, 9/1/2035	258,000	243,498
4.75%, 3/1/2046	558,000	496,564
4.80%, 4/1/2044	569,000	512,606
5.55%, 10/15/2053	523,000	522,059
5.65%, 12/1/2041	310,000	311,572
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	133,000	81,525
Royalty Pharma PLC:
3.30%, 9/2/2040	333,000	240,469
3.35%, 9/2/2051	224,000	143,201
3.55%, 9/2/2050 (b)	345,000	231,754
5.40%, 9/2/2034	400,000	389,368
5.90%, 9/2/2054 (b)	415,000	399,512
		15,131,490
CHEMICALS — 1.6%
Air Products & Chemicals, Inc. 2.70%, 5/15/2040	218,000	155,713
Albemarle Corp.:
5.45%, 12/1/2044	193,000	175,090
5.65%, 6/1/2052 (b)	210,000	186,238
CF Industries, Inc.:
4.95%, 6/1/2043	320,000	278,950
5.38%, 3/15/2044	205,000	188,048
Dow Chemical Co.:
3.60%, 11/15/2050	95,000	66,128
4.38%, 11/15/2042	120,000	99,179
4.63%, 10/1/2044	62,000	52,900
4.80%, 5/15/2049	394,000	335,613
5.25%, 11/15/2041	227,000	210,710
5.55%, 11/30/2048	428,000	406,420
5.60%, 2/15/2054	556,000	535,128
6.90%, 5/15/2053	388,000	431,239
7.38%, 11/1/2029	22,000	24,219
9.40%, 5/15/2039	284,000	375,891
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	273,000	280,592
5.42%, 11/15/2048 (b)	683,000	707,520
Eastman Chemical Co.:
4.65%, 10/15/2044	282,000	236,164
4.80%, 9/1/2042	196,000	170,569
Ecolab, Inc.:
2.70%, 12/15/2051	298,000	183,806
2.75%, 8/18/2055	261,000	156,835
3.95%, 12/1/2047 (b)	603,000	487,767

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.50%, 12/8/2041	$94,000	$94,938
FMC Corp.:
4.50%, 10/1/2049	160,000	122,096
6.38%, 5/18/2053	214,000	212,209
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	244,000	187,878
5.00%, 9/26/2048	267,000	229,417
Linde, Inc. 3.55%, 11/7/2042	293,000	233,363
Lubrizol Corp. 6.50%, 10/1/2034	116,000	129,441
LYB International Finance BV:
4.88%, 3/15/2044	316,000	274,737
5.25%, 7/15/2043	283,000	256,755
LYB International Finance III LLC:
3.38%, 10/1/2040	249,000	182,031
3.63%, 4/1/2051 (b)	371,000	254,966
3.80%, 10/1/2060	203,000	137,240
4.20%, 10/15/2049	372,000	285,372
4.20%, 5/1/2050	372,000	282,794
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	367,000	297,699
Mosaic Co.:
4.88%, 11/15/2041	151,000	132,466
5.63%, 11/15/2043	197,000	186,289
Nutrien Ltd.:
3.95%, 5/13/2050	20,000	15,021
4.13%, 3/15/2035	152,000	135,645
4.90%, 6/1/2043	156,000	138,929
5.00%, 4/1/2049	380,000	334,537
5.25%, 1/15/2045	187,000	171,995
5.63%, 12/1/2040	190,000	183,983
5.80%, 3/27/2053	276,000	272,172
5.88%, 12/1/2036	133,000	136,332
6.13%, 1/15/2041	158,000	161,457
RPM International, Inc.:
4.25%, 1/15/2048 (b)	177,000	146,292
5.25%, 6/1/2045	178,000	163,707
Sherwin-Williams Co.:
2.90%, 3/15/2052	165,000	103,115
3.30%, 5/15/2050	236,000	160,648
4.50%, 6/1/2047	438,000	369,764
4.55%, 8/1/2045	268,000	227,371
Westlake Corp.:
2.88%, 8/15/2041	288,000	194,463
3.13%, 8/15/2051	321,000	201,800
3.38%, 8/15/2061	303,000	183,506
4.38%, 11/15/2047	196,000	158,533
5.00%, 8/15/2046	223,000	195,212
		12,898,892
COAL — 0.1%
Teck Resources Ltd.:
5.20%, 3/1/2042	186,000	165,916
Security Description	Principal Amount	Value
5.40%, 2/1/2043	$197,000	$178,624
6.00%, 8/15/2040	184,000	181,072
6.13%, 10/1/2035	97,000	99,059
6.25%, 7/15/2041	189,000	188,887
		813,558
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	203,000	158,439
California Endowment Series 2021, 2.50%, 4/1/2051	10,000	6,144
California Institute of Technology:
3.65%, 9/1/2119	175,000	116,433
4.32%, 8/1/2045 (b)	134,000	119,185
4.70%, 11/1/2111	245,000	209,301
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	178,000	169,036
Claremont Mckenna College 3.78%, 1/1/2122	164,000	109,145
Cornell University 4.84%, 6/15/2034 (b)	153,000	152,122
Duke University Series 2020, 2.68%, 10/1/2044	202,000	147,509
Ford Foundation Series 2020, 2.82%, 6/1/2070	372,000	216,378
George Washington University:
Series 2018, 4.13%, 9/15/2048	229,000	194,519
Series 2014, 4.30%, 9/15/2044	162,000	144,677
Series 2015, 4.87%, 9/15/2045 (b)	173,000	164,561
Georgetown University:
Series 20A, 2.94%, 4/1/2050	129,000	86,551
Series B, 4.32%, 4/1/2049	98,000	84,832
5.12%, 4/1/2053 (b)	45,000	44,356
Series A, 5.22%, 10/1/2118	180,000	165,596
Global Payments, Inc.:
4.15%, 8/15/2049	338,000	254,291
5.95%, 8/15/2052 (b)	364,000	350,790
Howard University Series 22A, 5.21%, 10/1/2052	191,000	171,350
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	101,000	85,399
Leland Stanford Junior University 3.65%, 5/1/2048	98,000	78,910
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	4,000	2,400
Series F, 2.99%, 7/1/2050	209,000	146,735
3.89%, 7/1/2116	309,000	227,498
3.96%, 7/1/2038	11,000	10,028
4.68%, 7/1/2114	328,000	290,628
5.60%, 7/1/2111 (b)	327,000	345,665

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Moody's Corp.:
2.75%, 8/19/2041	$166,000	$114,668
3.10%, 11/29/2061	60,000	36,752
3.25%, 5/20/2050	196,000	134,011
3.75%, 2/25/2052	147,000	110,435
4.88%, 12/17/2048	101,000	90,442
5.25%, 7/15/2044	164,000	157,028
Northeastern University Series 2020, 2.89%, 10/1/2050	60,000	40,636
Northwestern University:
Series 2020, 2.64%, 12/1/2050	146,000	95,833
Series 2017, 3.66%, 12/1/2057	16,000	12,138
4.64%, 12/1/2044	113,000	107,011
PayPal Holdings, Inc.:
3.25%, 6/1/2050	361,000	244,350
5.05%, 6/1/2052 (b)	369,000	337,078
5.15%, 6/1/2034	360,000	355,514
5.25%, 6/1/2062	177,000	161,523
5.50%, 6/1/2054	170,000	164,745
President & Fellows of Harvard College:
2.52%, 10/15/2050	70,000	44,180
3.15%, 7/15/2046	60,000	44,211
3.30%, 7/15/2056	312,000	223,888
3.75%, 11/15/2052	7,000	5,631
4.61%, 2/15/2035 (b)	313,000	306,352
4.88%, 10/15/2040 (b)	107,000	104,213
Quanta Services, Inc. 3.05%, 10/1/2041 (b)	254,000	178,636
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	80,000	49,599
S&P Global, Inc.:
2.30%, 8/15/2060	270,000	137,408
3.25%, 12/1/2049	365,000	256,175
3.70%, 3/1/2052	260,000	196,191
3.90%, 3/1/2062	350,000	259,781
Thomas Jefferson University 3.85%, 11/1/2057	355,000	265,434
Trustees of Boston College 3.13%, 7/1/2052	175,000	123,093
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	60,000	38,767
4.20%, 3/1/2052	60,000	52,782
5.70%, 3/1/2039 (b)	111,000	118,251
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	101,000	68,834
4.67%, 9/1/2112	191,000	167,763
University of Chicago:
Series C, 2.55%, 4/1/2050	120,000	78,576
Series 20B, 2.76%, 4/1/2045	127,000	96,865
4.00%, 10/1/2053	160,000	130,720
Security Description	Principal Amount	Value
University of Miami Series 2022, 4.06%, 4/1/2052	$20,000	$16,098
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	166,000	127,998
Series 2015, 3.44%, 2/15/2045	191,000	149,799
University of Southern California:
2.81%, 10/1/2050	120,000	79,477
Series 21A, 2.95%, 10/1/2051 (b)	4,000	2,707
3.03%, 10/1/2039	164,000	131,218
Series A, 3.23%, 10/1/2120	252,000	150,371
Series 2017, 3.84%, 10/1/2047	129,000	106,042
4.98%, 10/1/2053	173,000	167,621
5.25%, 10/1/2111	199,000	193,967
Verisk Analytics, Inc.:
3.63%, 5/15/2050	144,000	103,537
5.50%, 6/15/2045	162,000	155,739
Washington University 4.35%, 4/15/2122	299,000	241,930
William Marsh Rice University 3.57%, 5/15/2045	173,000	139,988
		11,128,484
COMPUTERS — 1.9%
Apple, Inc.:
2.40%, 8/20/2050	10,000	6,051
2.65%, 5/11/2050	1,023,000	653,267
2.65%, 2/8/2051	1,269,000	801,868
2.70%, 8/5/2051	770,000	488,627
2.80%, 2/8/2061	629,000	384,124
2.85%, 8/5/2061	619,000	380,629
2.95%, 9/11/2049	736,000	502,673
3.45%, 2/9/2045	678,000	526,162
3.75%, 9/12/2047	502,000	400,506
3.75%, 11/13/2047	538,000	428,033
3.85%, 5/4/2043	1,031,000	862,999
3.85%, 8/4/2046	913,000	745,145
3.95%, 8/8/2052 (b)	722,000	586,105
4.10%, 8/8/2062	630,000	509,569
4.38%, 5/13/2045	781,000	694,770
4.45%, 5/6/2044 (b)	40,000	36,956
4.65%, 2/23/2046	1,653,000	1,525,372
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	283,000	337,172
8.35%, 7/15/2046	276,000	349,286
Dell, Inc. 6.50%, 4/15/2038	230,000	240,987
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	102,108
6.35%, 10/15/2045 (b)	667,000	700,617
HP, Inc. 6.00%, 9/15/2041 (b)	444,000	453,533

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
International Business Machines Corp.:
2.85%, 5/15/2040	$220,000	$157,170
2.95%, 5/15/2050	265,000	168,471
3.43%, 2/9/2052	166,000	114,716
4.00%, 6/20/2042	415,200	339,314
4.15%, 5/15/2039	787,000	676,891
4.25%, 5/15/2049	1,076,300	874,870
4.70%, 2/19/2046	206,000	181,676
4.90%, 7/27/2052	281,000	250,807
5.10%, 2/6/2053	231,000	215,585
5.60%, 11/30/2039	308,000	312,740
5.88%, 11/29/2032	99,000	104,244
7.13%, 12/1/2096	133,000	165,979
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	165,000	125,025
		15,404,047
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	10,000	7,744
3.58%, 4/5/2050	15,000	10,893
6.20%, 3/15/2054 (b)	488,000	523,556
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	258,000	202,938
Johnson Controls International PLC:
4.50%, 2/15/2047	244,000	203,484
4.63%, 7/2/2044	241,000	207,667
4.95%, 7/2/2064 (e)	193,000	166,702
6.00%, 1/15/2036	171,000	177,601
Lafarge SA 7.13%, 7/15/2036	105,000	116,403
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	355,000	236,320
4.25%, 12/15/2047	207,000	168,198
Masco Corp.:
3.13%, 2/15/2051	180,000	116,651
4.50%, 5/15/2047	217,000	179,565
Owens Corning:
4.30%, 7/15/2047 (b)	233,000	187,201
4.40%, 1/30/2048	256,000	206,472
5.95%, 6/15/2054	330,000	332,241
7.00%, 12/1/2036	171,000	189,808
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	265,000	270,374
Vulcan Materials Co.:
4.50%, 6/15/2047	247,000	205,790
4.70%, 3/1/2048	174,000	150,759
		3,860,367
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	509,000	479,855
Security Description	Principal Amount	Value
5.10%, 3/22/2043	$294,000	$283,651
		763,506
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	219,000	170,255
4.20%, 5/15/2047	275,000	227,865
4.60%, 6/15/2045	375,000	335,775
		733,895
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	510,000	399,789
American Express Co. 4.05%, 12/3/2042	285,000	237,040
Apollo Global Management, Inc. 5.80%, 5/21/2054	336,000	330,920
BlackRock Funding, Inc. 5.25%, 3/14/2054	679,000	656,009
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	174,000	119,341
Brookfield Finance, Inc.:
3.50%, 3/30/2051	236,000	163,409
3.63%, 2/15/2052	167,000	116,364
4.70%, 9/20/2047	293,000	247,904
5.68%, 1/15/2035	350,000	346,199
5.97%, 3/4/2054	353,000	349,156
CI Financial Corp. 4.10%, 6/15/2051	100,000	64,562
CME Group, Inc.:
4.15%, 6/15/2048	323,000	272,140
5.30%, 9/15/2043	272,000	271,791
Credit Suisse USA LLC 7.13%, 7/15/2032	115,000	126,375
Franklin Resources, Inc. 2.95%, 8/12/2051	160,000	99,491
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	256,000	177,618
3.00%, 6/15/2050	352,000	228,518
3.00%, 9/15/2060	706,000	422,244
4.25%, 9/21/2048	402,000	329,190
4.95%, 6/15/2052 (b)	454,000	413,499
5.20%, 6/15/2062	484,000	450,764
Invesco Finance PLC 5.38%, 11/30/2043	588,000	558,253
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	110,000	111,191
6.50%, 1/20/2043 (b)	201,000	209,790
Legg Mason, Inc. 5.63%, 1/15/2044	294,000	285,783
Mastercard, Inc.:
2.95%, 3/15/2051	42,000	27,789
3.80%, 11/21/2046	141,000	111,978

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.85%, 3/26/2050	$513,000	$404,634
3.95%, 2/26/2048	211,000	170,931
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	105,225
3.95%, 3/7/2052	161,000	119,509
5.95%, 8/15/2053	293,000	296,173
6.10%, 6/28/2063	304,000	308,402
Raymond James Financial, Inc.:
3.75%, 4/1/2051	184,000	135,422
4.95%, 7/15/2046	392,000	352,553
Visa, Inc.:
2.70%, 4/15/2040	479,478	349,458
3.65%, 9/15/2047	463,000	359,117
4.30%, 12/14/2045	1,514,000	1,312,653
Voya Financial, Inc.:
4.80%, 6/15/2046	106,000	89,825
5.70%, 7/15/2043 (b)	240,000	232,046
Western Union Co. 6.20%, 11/17/2036	174,000	176,384
		11,539,439
ELECTRIC — 12.5%
AEP Texas, Inc.:
3.45%, 5/15/2051	111,000	73,049
3.80%, 10/1/2047	208,000	148,963
Series G, 4.15%, 5/1/2049	150,000	112,202
AEP Transmission Co. LLC:
3.15%, 9/15/2049	97,000	63,616
3.75%, 12/1/2047	221,000	163,602
3.80%, 6/15/2049	179,000	131,991
4.00%, 12/1/2046	129,000	102,333
4.25%, 9/15/2048	172,000	138,056
Series O, 4.50%, 6/15/2052	164,000	136,151
5.40%, 3/15/2053	208,000	199,098
Alabama Power Co.:
3.00%, 3/15/2052	100,000	64,887
3.13%, 7/15/2051	386,000	255,594
3.45%, 10/1/2049	328,000	232,759
Series B, 3.70%, 12/1/2047	324,000	241,182
3.75%, 3/1/2045	402,000	307,940
3.85%, 12/1/2042	124,000	99,007
4.15%, 8/15/2044	227,000	186,394
4.30%, 1/2/2046	295,000	244,549
Series A, 4.30%, 7/15/2048	301,000	246,344
6.00%, 3/1/2039 (b)	282,000	293,195
6.13%, 5/15/2038	160,000	168,354
Ameren Illinois Co.:
4.15%, 3/15/2046	162,000	132,307
5.55%, 7/1/2054	500,000	490,605
5.90%, 12/1/2052	189,000	194,904
American Electric Power Co., Inc. 3.25%, 3/1/2050	115,000	75,455
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	309,000	213,488
4.40%, 5/15/2044	176,000	140,284
Security Description	Principal Amount	Value
4.45%, 6/1/2045	$207,000	$166,262
Series Y, 4.50%, 3/1/2049	222,000	175,424
7.00%, 4/1/2038	242,000	265,348
Arizona Public Service Co.:
3.50%, 12/1/2049	163,000	110,594
3.75%, 5/15/2046	193,000	142,085
4.20%, 8/15/2048	167,000	129,736
4.25%, 3/1/2049	189,000	147,543
4.35%, 11/15/2045	155,000	126,010
4.50%, 4/1/2042	211,000	176,919
5.05%, 9/1/2041	172,000	157,550
5.70%, 8/15/2034	110,000	109,806
Avista Corp.:
4.00%, 4/1/2052	226,000	169,475
4.35%, 6/1/2048	185,000	152,904
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	140,000	87,902
3.20%, 9/15/2049	344,000	228,753
3.50%, 8/15/2046	279,000	201,273
3.75%, 8/15/2047	200,000	149,456
4.25%, 9/15/2048	192,000	154,428
4.55%, 6/1/2052	309,000	257,975
5.40%, 6/1/2053	436,000	416,868
5.65%, 6/1/2054	250,000	247,073
6.35%, 10/1/2036	20,000	21,207
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	233,000	142,328
3.80%, 7/15/2048	353,000	259,907
4.25%, 10/15/2050	402,000	315,345
4.45%, 1/15/2049	426,000	348,366
4.50%, 2/1/2045	348,000	303,052
4.60%, 5/1/2053	425,000	353,014
5.15%, 11/15/2043	344,000	323,718
5.95%, 5/15/2037	271,000	280,168
6.13%, 4/1/2036	366,000	383,572
Black Hills Corp.:
3.88%, 10/15/2049 (b)	169,000	120,703
4.20%, 9/15/2046 (b)	147,000	114,098
6.00%, 1/15/2035	205,000	206,285
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	141,000	108,938
Series AH, 3.60%, 3/1/2052	60,000	43,322
3.95%, 3/1/2048	226,000	176,976
Series AC, 4.25%, 2/1/2049	286,000	233,167
4.50%, 4/1/2044	100,000	86,830
Series AJ, 4.85%, 10/1/2052	172,000	152,788
5.30%, 4/1/2053	160,000	153,160
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	248,000	204,032
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	168,628
CMS Energy Corp. 4.88%, 3/1/2044	229,000	206,244

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	$103,000	$61,453
3.00%, 3/1/2050	210,000	134,390
Series 130, 3.13%, 3/15/2051	284,000	185,185
Series 127, 3.20%, 11/15/2049	257,000	171,010
3.65%, 6/15/2046	372,000	276,188
3.70%, 3/1/2045	53,000	40,306
Series 123, 3.75%, 8/15/2047	314,000	236,197
3.80%, 10/1/2042 (b)	117,000	92,053
Series 133, 3.85%, 3/15/2052	160,000	118,448
4.00%, 3/1/2048	274,000	212,999
4.00%, 3/1/2049	216,000	167,067
4.35%, 11/15/2045	192,000	161,000
4.60%, 8/15/2043	159,000	138,786
4.70%, 1/15/2044	201,000	178,363
5.30%, 2/1/2053	270,000	255,174
5.65%, 6/1/2054	165,000	164,175
Series 103, 5.90%, 3/15/2036	224,000	232,183
6.45%, 1/15/2038	185,000	200,166
Connecticut Light & Power Co.:
Series A, 4.15%, 6/1/2045	145,000	118,804
4.30%, 4/15/2044	205,000	172,831
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	270,000	159,656
3.20%, 12/1/2051	403,000	265,230
3.60%, 6/15/2061	222,000	152,472
3.70%, 11/15/2059	222,000	154,279
3.85%, 6/15/2046	333,000	254,892
3.95%, 3/1/2043	330,000	263,436
Series C, 4.00%, 11/15/2057	174,000	130,704
Series A, 4.13%, 5/15/2049	358,000	282,630
Series 12-A, 4.20%, 3/15/2042	316,000	260,770
Series C, 4.30%, 12/1/2056	213,000	167,625
4.45%, 3/15/2044	311,000	264,956
4.50%, 12/1/2045	407,000	343,024
4.50%, 5/15/2058	326,000	265,742
4.63%, 12/1/2054	346,000	292,882
Series E, 4.65%, 12/1/2048	243,000	206,851
Series 2005-A, 5.30%, 3/1/2035	98,000	97,046
Series 09-C, 5.50%, 12/1/2039	273,000	269,077
5.70%, 6/15/2040	195,000	194,442
5.70%, 5/15/2054	270,000	269,417
Series 06-A, 5.85%, 3/15/2036	205,000	210,590
5.90%, 11/15/2053	343,000	351,170
6.15%, 11/15/2052	403,000	427,111
Series 2007-A, 6.30%, 8/15/2037	255,000	270,303
Series 08-B, 6.75%, 4/1/2038	371,000	410,701
Security Description	Principal Amount	Value
Constellation Energy Generation LLC:
5.60%, 6/15/2042	$30,000	$28,950
5.75%, 10/1/2041 (b)	297,000	292,221
5.75%, 3/15/2054	536,000	519,593
6.25%, 10/1/2039	350,000	361,438
6.50%, 10/1/2053	375,000	398,550
Consumers Energy Co.:
3.10%, 8/15/2050	254,000	175,064
3.75%, 2/15/2050	120,000	91,345
3.95%, 5/15/2043	111,000	90,073
3.95%, 7/15/2047	15,000	12,024
4.05%, 5/15/2048 (b)	220,000	178,882
4.20%, 9/1/2052	234,000	189,224
4.35%, 4/15/2049	259,000	218,319
Dayton Power & Light Co. 3.95%, 6/15/2049	229,000	166,870
Delmarva Power & Light Co. 4.15%, 5/15/2045	217,000	172,897
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	219,000	190,074
5.10%, 6/1/2065	255,000	226,384
5.45%, 2/1/2041	193,000	188,320
6.05%, 1/15/2038	151,000	157,088
6.25%, 10/15/2053	242,000	260,150
6.63%, 2/1/2032	36,000	39,104
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	186,000	145,614
Series A, 4.60%, 3/15/2049	8,000	6,644
Series C, 4.90%, 8/1/2041	227,000	199,710
Series B, 5.95%, 6/15/2035	100,000	101,488
7.00%, 6/15/2038	170,000	184,765
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	185,000	124,857
3.70%, 3/15/2045	174,000	134,111
3.70%, 6/1/2046	177,000	135,019
3.75%, 8/15/2047	247,000	187,103
3.95%, 3/1/2049	30,000	23,634
Series A, 4.00%, 4/1/2043 (b)	95,000	77,950
Series A, 4.05%, 5/15/2048	259,000	206,470
4.30%, 7/1/2044	134,000	113,471
DTE Energy Co. 5.85%, 6/1/2034	411,000	416,984
Duke Energy Carolinas LLC:
3.45%, 4/15/2051	65,000	45,352
3.55%, 3/15/2052	178,000	125,248
3.70%, 12/1/2047	278,000	203,935
3.75%, 6/1/2045	273,000	205,296
3.88%, 3/15/2046	262,000	200,752
3.95%, 3/15/2048	263,000	202,476
4.00%, 9/30/2042	344,000	276,934
4.25%, 12/15/2041	194,000	162,368
5.30%, 2/15/2040	225,000	217,440
5.35%, 1/15/2053	379,000	360,020
5.40%, 1/15/2054	394,000	377,570

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.00%, 1/15/2038	$159,000	$165,328
6.05%, 4/15/2038	273,000	284,245
6.10%, 6/1/2037	125,000	128,553
Duke Energy Corp.:
3.30%, 6/15/2041	10,000	7,254
3.50%, 6/15/2051	10,000	6,745
3.75%, 9/1/2046	455,000	331,390
3.95%, 8/15/2047	41,000	30,484
4.20%, 6/15/2049	208,000	159,919
4.80%, 12/15/2045	166,000	142,662
5.80%, 6/15/2054	285,000	277,037
6.10%, 9/15/2053	328,000	333,123
Duke Energy Florida LLC:
3.00%, 12/15/2051	38,000	23,916
3.40%, 10/1/2046	264,000	185,201
3.85%, 11/15/2042	239,000	189,690
4.20%, 7/15/2048	230,000	184,589
5.65%, 4/1/2040	175,000	173,889
5.95%, 11/15/2052	248,000	252,975
6.20%, 11/15/2053	308,000	326,597
6.35%, 9/15/2037	213,000	226,200
6.40%, 6/15/2038	282,000	302,265
Duke Energy Indiana LLC:
2.75%, 4/1/2050	297,000	178,910
Series YYY, 3.25%, 10/1/2049	280,000	188,107
3.75%, 5/15/2046	15,000	11,362
Series WWW, 4.90%, 7/15/2043	163,000	145,533
5.40%, 4/1/2053	253,000	239,206
6.12%, 10/15/2035	80,000	84,494
6.35%, 8/15/2038	223,000	237,720
6.45%, 4/1/2039	223,000	240,182
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	215,000	157,589
4.30%, 2/1/2049	208,000	166,905
5.55%, 3/15/2054	213,000	205,221
5.65%, 4/1/2053	182,000	175,701
Duke Energy Progress LLC:
2.90%, 8/15/2051	15,000	9,284
3.60%, 9/15/2047	273,000	197,150
3.70%, 10/15/2046	256,000	189,443
4.00%, 4/1/2052	256,000	193,667
4.10%, 5/15/2042	125,000	102,083
4.10%, 3/15/2043	264,000	213,264
4.15%, 12/1/2044	257,000	206,417
4.20%, 8/15/2045	386,000	311,220
4.38%, 3/30/2044	223,000	185,094
5.35%, 3/15/2053	295,000	276,778
6.30%, 4/1/2038	179,000	190,103
El Paso Electric Co.:
5.00%, 12/1/2044	216,000	182,403
6.00%, 5/15/2035	99,000	99,359
Emera U.S. Finance LP 4.75%, 6/15/2046	518,000	426,055
Security Description	Principal Amount	Value
Entergy Arkansas LLC:
3.35%, 6/15/2052	$195,000	$130,980
4.20%, 4/1/2049	193,000	153,539
5.45%, 6/1/2034	210,000	210,317
5.75%, 6/1/2054 (b)	240,000	238,042
Entergy Corp. 3.75%, 6/15/2050	90,000	63,578
Entergy Louisiana LLC:
2.90%, 3/15/2051	307,000	185,971
4.20%, 9/1/2048	392,000	310,617
4.20%, 4/1/2050	219,000	172,016
4.75%, 9/15/2052	244,000	209,911
5.70%, 3/15/2054	403,000	397,189
Entergy Mississippi LLC:
3.50%, 6/1/2051	198,000	137,588
3.85%, 6/1/2049	221,000	162,744
5.85%, 6/1/2054	255,000	254,013
Entergy Texas, Inc.:
3.55%, 9/30/2049	183,000	130,267
4.50%, 3/30/2039	191,000	167,908
5.00%, 9/15/2052	190,000	168,572
5.80%, 9/1/2053	180,000	179,890
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	166,000	110,486
3.45%, 4/15/2050	264,000	181,672
4.10%, 4/1/2043	162,000	131,214
4.13%, 3/1/2042	128,000	105,462
4.25%, 12/1/2045	159,000	130,052
5.70%, 3/15/2053	205,000	200,992
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	179,000	139,813
4.20%, 6/15/2047	121,000	96,859
4.20%, 3/15/2048	50,000	39,637
5.30%, 10/1/2041	168,000	158,306
Eversource Energy 5.95%, 7/15/2034	631,000	637,114
Exelon Corp.:
4.45%, 4/15/2046	232,000	191,521
4.70%, 4/15/2050	307,000	259,335
4.95%, 6/15/2035	67,000	62,384
5.10%, 6/15/2045	312,000	283,508
5.60%, 3/15/2053 (b)	435,000	418,505
5.63%, 6/15/2035	98,000	97,774
Florida Power & Light Co.:
2.88%, 12/4/2051	528,000	335,364
3.15%, 10/1/2049	471,000	320,294
3.70%, 12/1/2047	332,000	251,155
3.80%, 12/15/2042	244,000	194,356
3.95%, 3/1/2048	263,000	207,068
3.99%, 3/1/2049	400,000	316,436
4.05%, 6/1/2042	311,000	259,635
4.05%, 10/1/2044	281,000	230,316
4.13%, 2/1/2042	389,000	327,946
4.13%, 6/1/2048	311,000	252,582
5.25%, 2/1/2041	251,000	245,199

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.30%, 4/1/2053	$312,000	$300,447
5.60%, 6/15/2054	380,000	384,028
5.65%, 2/1/2037	220,000	224,211
5.69%, 3/1/2040	216,000	218,845
5.95%, 2/1/2038	285,000	299,284
5.96%, 4/1/2039	295,000	307,682
Georgia Power Co.:
4.30%, 3/15/2043	166,000	138,037
Series 2010-C, 4.75%, 9/1/2040	132,000	118,947
Iberdrola International BV 6.75%, 7/15/2036	189,000	211,848
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	230,000	180,267
Series MTN, 5.50%, 3/15/2053	201,000	191,575
Series MTN, 5.80%, 4/1/2054	178,000	176,674
Indiana Michigan Power Co.:
3.25%, 5/1/2051	232,000	152,605
Series L, 3.75%, 7/1/2047	235,000	173,164
4.25%, 8/15/2048	254,000	202,306
Series K, 4.55%, 3/15/2046	232,000	194,766
5.63%, 4/1/2053	260,000	252,793
Series H, 6.05%, 3/15/2037	206,000	213,165
Interstate Power & Light Co.:
3.70%, 9/15/2046	202,000	148,282
6.25%, 7/15/2039	162,000	168,154
ITC Holdings Corp. 5.30%, 7/1/2043	15,000	13,744
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	21,663
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	89,813	83,783
Kentucky Utilities Co.:
3.30%, 6/1/2050	364,000	246,344
4.38%, 10/1/2045	267,000	222,237
5.13%, 11/1/2040	315,000	296,106
Louisville Gas & Electric Co. 4.25%, 4/1/2049	285,000	225,959
MidAmerican Energy Co.:
3.95%, 8/1/2047	257,000	200,116
4.25%, 5/1/2046	251,000	206,706
4.40%, 10/15/2044	238,000	201,938
5.30%, 2/1/2055	300,000	285,720
Series MTN, 5.75%, 11/1/2035	51,000	52,310
Series MTN, 5.80%, 10/15/2036	110,000	113,972
5.85%, 9/15/2054	315,000	322,834
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	4,000	2,522
Series 12-A, 4.25%, 3/15/2042	235,000	193,027
Security Description	Principal Amount	Value
National Grid USA 5.80%, 4/1/2035	$101,000	$100,641
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	254,000	207,828
4.40%, 11/1/2048	154,000	128,519
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	213,000	135,994
Series GG, 5.90%, 5/1/2053	207,000	206,694
6.00%, 3/15/2054	253,000	256,909
Series N, 6.65%, 4/1/2036	67,000	72,122
Series R, 6.75%, 7/1/2037	181,000	199,536
NextEra Energy Capital Holdings, Inc.:
5.25%, 2/28/2053 (b)	10,000	9,256
5.55%, 3/15/2054	358,000	343,512
Northern States Power Co.:
3.40%, 8/15/2042	142,000	107,301
3.60%, 9/15/2047	4,000	2,911
4.00%, 8/15/2045	186,000	147,156
4.13%, 5/15/2044	111,000	90,360
5.10%, 5/15/2053	308,000	284,262
5.35%, 11/1/2039	155,000	151,871
5.40%, 3/15/2054	313,000	302,430
5.65%, 6/15/2054	495,000	494,154
6.20%, 7/1/2037	161,000	172,259
6.25%, 6/1/2036	161,000	172,032
NorthWestern Corp. 4.18%, 11/15/2044	240,000	195,571
NSTAR Electric Co.:
4.40%, 3/1/2044	158,000	133,828
4.55%, 6/1/2052	212,000	178,201
4.95%, 9/15/2052	162,000	145,478
5.40%, 6/1/2034	145,000	145,136
5.50%, 3/15/2040	139,000	137,510
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	73,790
4.50%, 4/1/2047	150,000	121,905
5.05%, 10/1/2048	254,000	222,778
5.25%, 9/1/2050	166,000	149,053
5.38%, 11/1/2040	115,000	107,967
5.80%, 6/1/2054 (c)	50,000	48,976
5.95%, 11/1/2039	207,000	205,433
6.20%, 12/1/2053	205,000	209,580
Ohio Edison Co. 6.88%, 7/15/2036	65,000	72,422
Ohio Power Co.:
4.00%, 6/1/2049	236,000	178,239
4.15%, 4/1/2048	214,000	164,784
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	123,000	92,957
4.15%, 4/1/2047	159,000	127,079
5.60%, 4/1/2053	190,000	185,850
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	10,000	5,974
3.70%, 5/15/2050	180,000	132,835

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.80%, 9/30/2047	$211,000	$160,894
3.80%, 6/1/2049	100,000	75,881
4.10%, 11/15/2048	160,000	128,173
4.55%, 12/1/2041	65,000	57,787
4.60%, 6/1/2052	245,000	208,292
4.95%, 9/15/2052	385,000	348,267
5.25%, 9/30/2040	150,000	144,438
5.30%, 6/1/2042	112,000	108,111
5.35%, 10/1/2052	238,000	227,530
5.55%, 6/15/2054 (b) (c)	355,000	348,404
7.25%, 1/15/2033	31,000	35,119
7.50%, 9/1/2038	146,000	174,057
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	359,000	255,281
3.50%, 8/1/2050	638,000	417,437
3.75%, 8/15/2042	175,000	126,207
3.95%, 12/1/2047	375,000	268,121
4.00%, 12/1/2046	269,000	193,379
4.20%, 6/1/2041	248,000	193,743
4.25%, 3/15/2046	248,000	186,511
4.30%, 3/15/2045	296,000	226,496
4.45%, 4/15/2042	224,000	177,726
4.50%, 7/1/2040	747,000	615,722
4.60%, 6/15/2043	212,000	172,121
4.75%, 2/15/2044	311,000	254,193
4.95%, 7/1/2050	1,094,000	903,513
5.25%, 3/1/2052	226,000	193,664
6.70%, 4/1/2053	320,000	332,550
6.75%, 1/15/2053	592,000	615,112
PacifiCorp:
2.90%, 6/15/2052	565,000	333,593
3.30%, 3/15/2051	144,000	93,279
4.10%, 2/1/2042	179,000	140,823
4.13%, 1/15/2049	281,000	213,262
4.15%, 2/15/2050	302,000	230,592
5.25%, 6/15/2035	139,000	134,559
5.35%, 12/1/2053	460,000	417,639
5.50%, 5/15/2054	587,000	546,292
5.75%, 4/1/2037	370,000	367,007
5.80%, 1/15/2055	498,000	482,497
6.00%, 1/15/2039	302,000	306,322
6.10%, 8/1/2036	181,000	187,217
6.25%, 10/15/2037	373,000	385,190
6.35%, 7/15/2038	174,000	181,305
7.70%, 11/15/2031	1,000	1,141
PECO Energy Co.:
2.85%, 9/15/2051	61,000	37,547
3.70%, 9/15/2047	167,000	126,369
4.15%, 10/1/2044	150,000	122,846
4.38%, 8/15/2052	130,000	107,010
4.60%, 5/15/2052	207,000	177,074
Potomac Electric Power Co.:
5.50%, 3/15/2054	231,000	225,463
6.50%, 11/15/2037	225,000	246,499
Security Description	Principal Amount	Value
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	$134,000	$110,744
4.15%, 10/1/2045 (b)	110,000	90,599
6.25%, 5/15/2039	135,000	144,639
Progress Energy, Inc.:
6.00%, 12/1/2039	273,000	274,272
7.00%, 10/30/2031	22,000	23,845
7.75%, 3/1/2031	18,000	20,182
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	252,000	148,453
Series 34, 3.20%, 3/1/2050	250,000	164,255
3.60%, 9/15/2042	209,000	156,537
3.80%, 6/15/2047	235,000	171,329
4.05%, 9/15/2049	226,000	171,767
4.10%, 6/15/2048	210,000	160,499
4.30%, 3/15/2044	166,000	134,966
Series 39, 4.50%, 6/1/2052	220,000	178,438
5.25%, 4/1/2053	366,000	334,934
5.75%, 5/15/2054	228,000	225,378
Series 17, 6.25%, 9/1/2037	185,000	193,390
6.50%, 8/1/2038	163,000	176,048
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	30,000	22,029
5.15%, 1/15/2053	100,000	93,337
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	134,000	99,593
Series MTN, 3.65%, 9/1/2042	52,000	40,695
Series MTN, 3.85%, 5/1/2049	158,000	122,305
Series MTN, 3.95%, 5/1/2042	175,000	142,716
Series MTN, 4.15%, 11/1/2045	53,000	43,099
5.45%, 8/1/2053	238,000	234,475
Series MTN, 5.45%, 3/1/2054	979,000	966,253
Series MTN, 5.50%, 3/1/2040	125,000	124,911
Series MTN, 5.80%, 5/1/2037	56,000	58,480
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	59,776
3.25%, 9/15/2049	252,000	165,955
4.22%, 6/15/2048	292,000	231,366
4.30%, 5/20/2045	162,000	132,429
5.45%, 6/1/2053	203,000	195,048
5.69%, 6/15/2054	85,000	84,180
5.76%, 10/1/2039 (b)	158,000	158,942
5.80%, 3/15/2040	155,000	154,871
6.27%, 3/15/2037	119,000	126,670
San Diego Gas & Electric Co.:
Series UUU, 3.32%, 4/15/2050	255,000	173,897
3.70%, 3/15/2052	319,000	230,149
Series RRR, 3.75%, 6/1/2047	252,000	187,808
4.10%, 6/15/2049	258,000	203,018
4.15%, 5/15/2048	251,000	202,529
4.50%, 8/15/2040	116,000	103,433

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.35%, 4/1/2053	$395,000	$373,378
5.55%, 4/15/2054	333,000	325,787
6.00%, 6/1/2039	160,000	168,979
Sempra 6.00%, 10/15/2039	258,000	260,939
Sierra Pacific Power Co. 5.90%, 3/15/2054	228,000	227,120
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	430	391
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	182,000	112,605
3.45%, 2/1/2052	295,000	200,054
Series C, 3.60%, 2/1/2045	242,000	176,696
3.65%, 2/1/2050	478,000	339,829
Series 2013-A, 3.90%, 3/15/2043	224,000	173,788
4.00%, 4/1/2047	719,000	550,244
4.05%, 3/15/2042	219,000	175,288
Series C, 4.13%, 3/1/2048	367,000	284,976
4.50%, 9/1/2040	246,000	211,688
4.65%, 10/1/2043	228,000	195,948
Series B, 4.88%, 3/1/2049	246,000	213,467
5.20%, 6/1/2034	148,000	144,460
Series 2005-E, 5.35%, 7/15/2035	122,000	120,375
Series E, 5.45%, 6/1/2052	193,000	180,889
5.50%, 3/15/2040	233,000	224,454
Series 2006-E, 5.55%, 1/15/2037	176,000	175,687
Series 2006-A, 5.63%, 2/1/2036	165,000	164,439
5.70%, 3/1/2053	215,000	208,580
5.75%, 4/15/2054	203,000	198,538
Series 2004-G, 5.75%, 4/1/2035	115,000	116,783
5.88%, 12/1/2053	295,000	294,392
Series 2008-A, 5.95%, 2/1/2038	242,000	245,095
6.05%, 3/15/2039	214,000	218,528
Southern Co.:
4.25%, 7/1/2036	200,000	176,908
4.40%, 7/1/2046	471,000	393,737
Southern Power Co.:
Series F, 4.95%, 12/15/2046	217,000	188,686
5.15%, 9/15/2041	165,000	152,612
5.25%, 7/15/2043	259,000	239,774
Southwestern Electric Power Co.:
3.25%, 11/1/2051	224,000	141,315
Series L, 3.85%, 2/1/2048	250,000	179,043
Series J, 3.90%, 4/1/2045	203,000	150,730
6.20%, 3/15/2040	164,000	169,610
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	107,000	67,860
Security Description	Principal Amount	Value
3.40%, 8/15/2046	$202,000	$136,435
3.70%, 8/15/2047	198,000	139,598
3.75%, 6/15/2049	159,000	114,008
Series 6, 4.40%, 11/15/2048	183,000	144,231
4.50%, 8/15/2041	221,000	184,931
6.00%, 6/1/2054	180,000	179,564
Tampa Electric Co.:
3.45%, 3/15/2051	175,000	120,220
3.63%, 6/15/2050	140,000	100,227
4.10%, 6/15/2042	50,000	41,102
4.30%, 6/15/2048	142,000	115,102
4.35%, 5/15/2044	131,000	107,927
4.45%, 6/15/2049	189,000	157,940
5.00%, 7/15/2052 (b)	165,000	147,802
Toledo Edison Co. 6.15%, 5/15/2037	239,000	250,859
Tucson Electric Power Co.:
3.25%, 5/1/2051	89,000	58,605
4.00%, 6/15/2050	211,000	159,062
4.85%, 12/1/2048 (b)	137,000	119,379
5.50%, 4/15/2053	188,000	180,805
Union Electric Co.:
3.25%, 10/1/2049	225,000	152,417
3.65%, 4/15/2045	237,000	178,584
3.90%, 9/15/2042	252,000	202,971
4.00%, 4/1/2048	236,000	183,289
5.25%, 1/15/2054	198,000	184,970
5.30%, 8/1/2037	69,000	68,288
5.45%, 3/15/2053	251,000	242,062
8.45%, 3/15/2039	179,000	227,835
Virginia Electric & Power Co.:
2.45%, 12/15/2050	97,000	54,508
2.95%, 11/15/2051	431,000	269,341
3.30%, 12/1/2049	200,000	134,916
Series B, 3.80%, 9/15/2047	287,000	212,480
4.00%, 1/15/2043	282,000	226,641
Series C, 4.00%, 11/15/2046	296,000	230,282
Series B, 4.20%, 5/15/2045	212,000	172,265
4.45%, 2/15/2044	160,000	134,781
4.60%, 12/1/2048	273,000	232,148
Series C, 4.63%, 5/15/2052	340,000	286,358
Series D, 4.65%, 8/15/2043	323,000	280,513
5.35%, 1/15/2054 (b)	253,000	239,062
5.45%, 4/1/2053	344,000	328,640
5.70%, 8/15/2053 (b)	278,000	276,524
Series A, 6.00%, 5/15/2037	362,000	372,708
Series B, 6.00%, 1/15/2036	135,000	138,875
6.35%, 11/30/2037	291,000	308,422
8.88%, 11/15/2038	350,000	451,972
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	232,000	191,117
5.70%, 12/1/2036	287,000	299,441
Wisconsin Power & Light Co. 6.38%, 8/15/2037	207,000	216,936

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	$50,000	$30,877
3.30%, 9/1/2049	93,000	64,258
3.67%, 12/1/2042	213,000	167,092
4.75%, 11/1/2044	44,000	39,617
Xcel Energy, Inc. 6.50%, 7/1/2036	142,000	147,836
		99,579,688
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	184,000	117,414
2.80%, 12/21/2051	342,000	214,954
5.25%, 11/15/2039 (b)	176,000	175,929
6.13%, 4/15/2039	62,000	66,401
		574,698
ELECTRONICS — 0.3%
Fortive Corp. 4.30%, 6/15/2046	2,000	1,664
Honeywell International, Inc.:
3.81%, 11/21/2047	275,000	215,619
4.50%, 1/15/2034	130,000	124,792
5.25%, 3/1/2054	626,000	607,590
5.35%, 3/1/2064	262,000	254,122
5.38%, 3/1/2041	260,000	258,461
5.70%, 3/15/2036	150,000	157,584
5.70%, 3/15/2037	239,000	248,010
Tyco Electronics Group SA 7.13%, 10/1/2037	161,000	185,810
		2,053,652
ENTERTAINMENT — 0.5%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	1,754,000	1,425,423
5.14%, 3/15/2052	2,607,000	2,028,715
5.39%, 3/15/2062	1,132,000	883,006
		4,337,144
ENVIRONMENTAL CONTROL — 0.1%
Nature Conservancy Series A, 3.96%, 3/1/2052	68,000	55,544
Republic Services, Inc.:
5.20%, 11/15/2034 (b)	200,000	198,528
5.70%, 5/15/2041	173,000	174,676
6.20%, 3/1/2040	151,000	160,209
Waste Connections, Inc. 3.05%, 4/1/2050	171,000	113,465
Waste Management, Inc.:
2.50%, 11/15/2050	60,000	35,654
2.95%, 6/1/2041	193,000	139,651
4.10%, 3/1/2045	127,000	106,006
4.15%, 7/15/2049	227,000	187,636
		1,171,369
Security Description	Principal Amount	Value
FOOD — 1.6%
Campbell Soup Co.:
3.13%, 4/24/2050	$185,000	$120,267
4.80%, 3/15/2048	200,000	174,486
Conagra Brands, Inc.:
5.30%, 11/1/2038	350,000	329,469
5.40%, 11/1/2048	357,000	328,661
General Mills, Inc.:
3.00%, 2/1/2051	135,000	86,230
4.15%, 2/15/2043	137,000	115,201
4.70%, 4/17/2048	128,000	111,898
5.40%, 6/15/2040	187,000	183,135
Hershey Co.:
3.13%, 11/15/2049	130,000	88,985
3.38%, 8/15/2046	261,000	192,279
Hormel Foods Corp. 3.05%, 6/3/2051	226,000	149,099
Ingredion, Inc. 3.90%, 6/1/2050	47,000	34,772
J M Smucker Co.:
2.75%, 9/15/2041	30,000	19,807
3.55%, 3/15/2050	213,000	146,154
4.25%, 3/15/2035 (b)	225,000	201,224
4.38%, 3/15/2045 (b)	133,000	111,129
6.50%, 11/15/2043	415,000	437,074
6.50%, 11/15/2053 (b)	393,000	421,885
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL:
4.38%, 2/2/2052	316,000	234,131
6.50%, 12/1/2052	542,000	538,813
7.25%, 11/15/2053 (c)	344,000	372,858
Kellanova:
4.50%, 4/1/2046	178,000	148,498
5.75%, 5/16/2054	210,000	209,866
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	95,000	95,375
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	952,000	775,185
4.63%, 10/1/2039	247,000	218,886
4.88%, 10/1/2049	491,000	428,329
5.00%, 7/15/2035	142,000	137,753
5.00%, 6/4/2042	498,000	450,272
5.20%, 7/15/2045	554,000	507,542
5.50%, 6/1/2050	372,000	355,505
6.50%, 2/9/2040	297,000	317,006
6.88%, 1/26/2039	44,000	48,824
Kroger Co.:
3.88%, 10/15/2046	275,000	206,940
3.95%, 1/15/2050	60,000	46,233
4.45%, 2/1/2047	330,000	272,563
4.65%, 1/15/2048	138,000	116,972
5.00%, 4/15/2042	242,000	220,818
5.15%, 8/1/2043	133,000	121,912
5.40%, 7/15/2040	203,000	197,486
5.40%, 1/15/2049 (b)	175,000	166,171

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.90%, 4/15/2038	$149,000	$165,855
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	111,699
Sysco Corp.:
3.30%, 2/15/2050	79,000	54,064
4.45%, 3/15/2048	222,000	184,517
4.50%, 4/1/2046	292,000	245,683
4.85%, 10/1/2045	175,000	154,985
5.38%, 9/21/2035	138,000	137,229
6.60%, 4/1/2040	214,000	231,548
6.60%, 4/1/2050	536,000	596,938
Tyson Foods, Inc.:
4.55%, 6/2/2047	335,000	269,183
4.88%, 8/15/2034	107,000	100,719
5.10%, 9/28/2048	550,000	479,710
5.15%, 8/15/2044	352,000	308,053
		12,479,876
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	187,000	163,848
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	95,810
8.88%, 5/15/2031	26,000	31,695
International Paper Co.:
4.35%, 8/15/2048	255,000	206,522
4.40%, 8/15/2047 (b)	176,000	140,775
4.80%, 6/15/2044	233,000	202,398
5.15%, 5/15/2046	160,000	142,968
6.00%, 11/15/2041 (b)	238,000	238,728
7.30%, 11/15/2039	284,000	319,378
		1,542,122
GAS — 0.8%
Atmos Energy Corp.:
3.38%, 9/15/2049	164,000	113,501
4.13%, 10/15/2044 (b)	222,000	183,361
4.13%, 3/15/2049	201,000	158,332
4.15%, 1/15/2043	88,000	73,575
4.30%, 10/1/2048 (b)	199,000	163,596
5.50%, 6/15/2041	191,000	189,890
5.75%, 10/15/2052	256,000	259,228
6.20%, 11/15/2053	326,000	351,405
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	292,000	228,729
5.85%, 1/15/2041	257,000	262,148
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	72,140
NiSource, Inc.:
3.95%, 3/30/2048	203,000	152,004
4.38%, 5/15/2047	289,000	232,171
4.80%, 2/15/2044	155,000	134,500
5.25%, 2/15/2043	101,000	92,712
Security Description	Principal Amount	Value
5.65%, 2/1/2045	$177,000	$171,014
5.95%, 6/15/2041	117,000	117,229
ONE Gas, Inc.:
4.50%, 11/1/2048	161,000	134,949
4.66%, 2/1/2044	201,000	177,155
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	31,000	22,297
4.65%, 8/1/2043	116,000	100,392
5.05%, 5/15/2052	124,000	108,371
Southern California Gas Co.:
3.75%, 9/15/2042	174,000	135,306
Series WW, 3.95%, 2/15/2050	213,000	161,254
Series UU, 4.13%, 6/1/2048	264,000	203,064
Series VV, 4.30%, 1/15/2049	218,000	174,607
5.60%, 4/1/2054	148,000	145,352
5.75%, 6/1/2053	284,000	281,810
6.35%, 11/15/2052 (b)	208,000	224,199
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	100,000	62,716
3.95%, 10/1/2046	317,000	237,611
4.40%, 6/1/2043	296,000	242,850
4.40%, 5/30/2047	195,000	158,092
5.88%, 3/15/2041	183,000	183,159
Southwest Gas Corp.:
3.80%, 9/29/2046	145,000	106,439
4.15%, 6/1/2049	156,000	118,030
Spire Missouri, Inc. 3.30%, 6/1/2051	178,000	118,881
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	163,000	119,248
Series K, 3.80%, 9/15/2046	145,000	109,581
		6,280,898
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	205,000	139,658
4.10%, 3/1/2048	267,000	218,398
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	354,000	202,686
4.85%, 11/15/2048	156,000	131,762
5.20%, 9/1/2040	181,000	168,859
		861,363
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	383,000	371,591
4.75%, 4/15/2043	239,000	224,261
4.90%, 11/30/2046	863,000	812,713
5.30%, 5/27/2040	232,000	233,619
6.00%, 4/1/2039	203,000	220,350
6.15%, 11/30/2037	237,000	258,479
Baxter International, Inc.:
3.13%, 12/1/2051	362,000	227,484
3.50%, 8/15/2046	244,000	171,071

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Boston Scientific Corp.:
4.55%, 3/1/2039	$108,000	$100,633
4.70%, 3/1/2049	231,000	205,722
6.50%, 11/15/2035	7,000	7,749
7.38%, 1/15/2040	231,000	271,210
Danaher Corp.:
2.80%, 12/10/2051	481,000	303,444
4.38%, 9/15/2045	144,000	125,545
DH Europe Finance II SARL:
3.25%, 11/15/2039	256,000	202,294
3.40%, 11/15/2049	100,000	71,912
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	441,000	478,437
Koninklijke Philips NV:
5.00%, 3/15/2042	117,000	106,455
6.88%, 3/11/2038	285,000	312,223
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	28,186
4.38%, 3/15/2035	696,000	655,388
4.63%, 3/15/2045 (b)	531,000	479,955
Revvity, Inc. 3.63%, 3/15/2051	178,000	123,671
Solventum Corp.:
5.90%, 4/30/2054 (c)	558,000	533,376
6.00%, 5/15/2064 (c)	193,000	183,412
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	195,000	141,751
Stryker Corp.:
4.10%, 4/1/2043	301,000	248,169
4.38%, 5/15/2044	151,000	129,523
4.63%, 3/15/2046 (b)	188,000	165,308
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	420,000	298,851
4.10%, 8/15/2047	74,000	60,833
5.20%, 1/31/2034	75,000	75,404
5.30%, 2/1/2044 (b)	226,000	220,666
5.40%, 8/10/2043	203,000	202,685
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	134,000	112,482
5.75%, 11/30/2039	225,000	226,231
		8,591,083
HEALTH CARE SERVICES — 5.3%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	5,000	3,232
Adventist Health System 3.63%, 3/1/2049 (b)	214,000	152,809
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	123,000	83,253
3.39%, 10/15/2049	224,000	163,518
4.27%, 8/15/2048	254,000	218,826
Aetna, Inc.:
3.88%, 8/15/2047	602,000	436,564
Security Description	Principal Amount	Value
4.13%, 11/15/2042	$162,000	$127,176
4.50%, 5/15/2042	162,000	135,332
4.75%, 3/15/2044	101,000	84,934
6.63%, 6/15/2036	214,000	226,793
6.75%, 12/15/2037	149,000	159,172
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	75,000	47,596
5.02%, 7/1/2045	170,000	161,507
Allina Health System:
Series 2021, 2.90%, 11/15/2051	132,000	85,937
Series 2019, 3.89%, 4/15/2049	265,000	209,199
Ascension Health:
Series B, 3.11%, 11/15/2039	111,000	85,882
3.95%, 11/15/2046	374,000	311,998
4.85%, 11/15/2053	253,000	240,770
Banner Health:
2.91%, 1/1/2042	218,000	157,494
2.91%, 1/1/2051	138,000	91,860
Series 2020, 3.18%, 1/1/2050	31,000	21,696
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	163,000	96,212
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	170,000	124,552
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	229,000	181,792
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	276,000	180,659
3.97%, 11/15/2046	241,000	198,902
4.19%, 11/15/2045	168,000	144,341
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	108,000	68,994
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	112,000	76,096
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	236,000	161,861
Children's Health System of Texas 2.51%, 8/15/2050	251,000	153,577
Children's Hospital Series 2020, 2.93%, 7/15/2050	213,000	136,367
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	132,000	82,258
Series 2017, 4.12%, 1/1/2047	151,000	127,068
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	143,000	124,045

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	$180,000	$116,910
City of Hope:
Series 2018, 4.38%, 8/15/2048	159,000	129,560
Series 2013, 5.62%, 11/15/2043	153,000	149,453
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	246,000	215,425
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	249,000	189,738
3.91%, 10/1/2050	291,000	220,534
4.19%, 10/1/2049 (b)	286,000	229,023
4.35%, 11/1/2042	322,000	271,398
5.32%, 12/1/2034	238,000	233,833
5.55%, 12/1/2054	248,000	243,176
6.46%, 11/1/2052 (b)	155,000	171,247
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	193,000	126,253
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	229,000	171,026
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	229,000	163,790
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	246,000	193,993
Dignity Health:
4.50%, 11/1/2042 (b)	229,000	199,303
5.27%, 11/1/2064	181,000	164,985
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047 (b)	266,000	214,566
Elevance Health, Inc.:
3.13%, 5/15/2050	174,000	116,623
3.60%, 3/15/2051	316,000	227,018
4.38%, 12/1/2047	418,000	346,957
4.55%, 3/1/2048	279,000	236,505
4.55%, 5/15/2052	233,000	195,538
4.63%, 5/15/2042	264,000	232,373
4.65%, 1/15/2043	244,000	215,308
4.65%, 8/15/2044	267,000	232,901
5.10%, 1/15/2044	298,000	276,312
5.13%, 2/15/2053 (b)	361,000	332,134
5.65%, 6/15/2054	455,000	449,863
5.85%, 1/15/2036	95,000	97,967
5.95%, 12/15/2034	105,000	109,385
6.10%, 10/15/2052	345,000	361,984
6.38%, 6/15/2037	100,000	106,805
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	233,000	178,627
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	135,000	131,386
Security Description	Principal Amount	Value
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	$176,000	$123,351
Series 2020, 2.88%, 9/1/2050	221,000	144,605
4.21%, 7/1/2048 (b)	193,000	163,243
4.50%, 7/1/2057	133,000	114,534
Hartford HealthCare Corp. 3.45%, 7/1/2054	139,000	99,701
HCA, Inc.:
3.50%, 7/15/2051	537,000	359,017
4.38%, 3/15/2042	213,000	174,705
4.63%, 3/15/2052	671,000	541,853
5.13%, 6/15/2039	510,000	472,025
5.25%, 6/15/2049	767,000	683,244
5.50%, 6/15/2047	503,000	464,279
5.90%, 6/1/2053	356,000	346,566
6.00%, 4/1/2054	624,000	615,595
6.10%, 4/1/2064	313,000	306,033
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	61,000	47,710
Humana, Inc.:
3.95%, 8/15/2049	133,000	99,959
4.63%, 12/1/2042	168,000	141,295
4.80%, 3/15/2047	149,000	126,169
4.95%, 10/1/2044	240,000	208,759
5.50%, 3/15/2053	255,000	237,030
5.75%, 4/15/2054	436,000	420,125
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	218,000	143,174
3.97%, 11/1/2048	5,000	4,081
Inova Health System Foundation 4.07%, 5/15/2052 (b)	138,000	114,476
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	251,000	186,096
Iowa Health System Series 2020, 3.67%, 2/15/2050	6,000	4,559
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	245,000	198,670
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	320,000	230,970
Series 2021, 3.00%, 6/1/2051	497,000	332,041
Series 2019, 3.27%, 11/1/2049	451,000	321,428
4.15%, 5/1/2047	700,000	585,284
4.88%, 4/1/2042	229,000	216,002
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	252,000	220,946
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	227,000	158,830

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2020, 3.34%, 7/1/2060	$204,000	$136,868
Series 2017, 3.77%, 7/1/2048	182,000	142,384
Series 2015, 4.12%, 7/1/2055	127,000	102,781
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	315,000	210,121
Series 2012-B, 3.77%, 11/15/2043	49,000	40,776
Series 2013, 4.00%, 11/15/2047	121,000	101,553
Series 2016, 4.13%, 11/15/2052	20,000	16,803
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	183,000	157,290
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	88,000	66,577
Memorial Health Services 3.45%, 11/1/2049	249,000	185,239
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	148,000	100,082
4.13%, 7/1/2052	251,000	207,572
Series 2015, 4.20%, 7/1/2055	220,000	182,345
5.00%, 7/1/2042	180,000	172,802
Methodist Hospital Series 20A, 2.71%, 12/1/2050	163,000	102,886
Montefiore Obligated Group:
4.29%, 9/1/2050	32,000	20,398
Series 18-C, 5.25%, 11/1/2048	206,000	152,702
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	53,000	40,983
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	139,000	91,470
Series 2019, 3.74%, 7/1/2049	165,000	119,920
Series 2017, 3.98%, 7/1/2048	69,000	53,839
MultiCare Health System 2.80%, 8/15/2050	193,000	115,916
MyMichigan Health Series 2020, 3.41%, 6/1/2050	234,000	165,337
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	104,000	93,729
New York & Presbyterian Hospital:
2.26%, 8/1/2040	92,000	62,149
2.61%, 8/1/2060	198,000	112,314
Series 2019, 3.95%, 8/1/2119	258,000	185,494
4.02%, 8/1/2045	204,000	171,809
4.06%, 8/1/2056	223,000	181,524
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	279,000	207,442
3.98%, 11/1/2046 (b)	75,000	58,048
4.26%, 11/1/2047	483,000	390,095
Security Description	Principal Amount	Value
Novant Health, Inc.:
2.64%, 11/1/2036	$240,000	$181,442
3.17%, 11/1/2051	197,000	132,569
3.32%, 11/1/2061	153,000	100,997
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	146,000	92,917
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	246,000	170,751
4.37%, 7/1/2047	176,000	153,395
4.78%, 7/1/2044	222,000	205,574
Series 13-A, 5.75%, 7/1/2043	146,000	152,790
OhioHealth Corp.:
2.83%, 11/15/2041	150,000	108,685
Series 2020, 3.04%, 11/15/2050	46,000	32,145
Orlando Health Obligated Group:
3.33%, 10/1/2050	99,000	72,463
4.09%, 10/1/2048	144,000	118,993
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	49,000	32,362
Series 2018, 4.79%, 11/15/2048	176,000	154,554
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	251,000	174,852
2.86%, 1/1/2052	141,000	89,879
Presbyterian Healthcare Services 4.88%, 8/1/2052	79,000	75,061
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	277,000	163,815
Series I, 3.74%, 10/1/2047	140,000	107,106
Series A, 3.93%, 10/1/2048	153,000	118,688
Queen's Health Systems 4.81%, 7/1/2052	144,000	134,306
Quest Diagnostics, Inc. 4.70%, 3/30/2045	148,000	131,735
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	66,000	46,105
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	113,000	71,996
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	225,000	149,647
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	209,000	132,642
Stanford Health Care:
3.03%, 8/15/2051	230,000	156,476
Series 2018, 3.80%, 11/15/2048	100,000	79,788

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Summa Health AGM, 3.51%, 11/15/2051	$38,000	$27,545
Sutter Health:
Series 20A, 3.16%, 8/15/2040	157,000	118,761
Series 20A, 3.36%, 8/15/2050	216,000	154,617
Series 2018, 4.09%, 8/15/2048	127,000	104,638
5.55%, 8/15/2053	242,000	247,888
Texas Health Resources:
2.33%, 11/15/2050	50,000	29,310
4.33%, 11/15/2055	122,000	104,145
Toledo Hospital AGM, 5.75%, 11/15/2038	113,000	112,931
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	173,000	122,135
Series 2019, 3.43%, 12/1/2048	146,000	109,263
4.13%, 12/1/2045	157,000	132,277
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	66,000	63,111
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	301,000	216,449
2.90%, 5/15/2050	369,000	239,237
3.05%, 5/15/2041	459,000	339,238
3.13%, 5/15/2060	340,000	214,788
3.50%, 8/15/2039	372,000	300,509
3.70%, 8/15/2049	412,000	309,634
3.75%, 10/15/2047	281,000	214,161
3.88%, 8/15/2059	604,653	448,229
3.95%, 10/15/2042	155,000	127,100
4.20%, 1/15/2047	188,000	154,923
4.25%, 3/15/2043	189,000	162,931
4.25%, 4/15/2047	234,000	194,667
4.25%, 6/15/2048	386,000	319,172
4.38%, 3/15/2042	153,000	134,440
4.45%, 12/15/2048	328,000	280,309
4.63%, 7/15/2035	206,000	197,424
4.63%, 11/15/2041	121,000	109,337
4.75%, 7/15/2045	639,000	579,119
4.75%, 5/15/2052	830,000	734,965
4.95%, 5/15/2062	377,000	335,715
5.00%, 4/15/2034 (b)	1,152,000	1,136,632
5.05%, 4/15/2053	942,000	873,752
5.20%, 4/15/2063	578,000	536,563
5.38%, 4/15/2054	398,000	386,546
5.50%, 4/15/2064	516,000	500,427
5.70%, 10/15/2040	109,000	111,181
5.80%, 3/15/2036	236,000	246,632
5.88%, 2/15/2053	846,000	878,766
5.95%, 2/15/2041	142,000	148,386
6.05%, 2/15/2063	621,000	653,267
6.50%, 6/15/2037	163,000	178,920
6.63%, 11/15/2037	105,000	116,138
6.88%, 2/15/2038	294,000	336,548
Security Description	Principal Amount	Value
UPMC 5.38%, 5/15/2043 (b)	$73,000	$73,153
WakeMed Series A, 3.29%, 10/1/2052	105,000	73,554
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	230,000	151,708
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	157,000	102,493
Series 2018, 4.81%, 9/1/2048	39,000	34,694
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	93,000	55,993
		41,945,828
HOME BUILDERS — 0.0% (a)
MDC Holdings, Inc. 6.00%, 1/15/2043	116,000	121,945
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	27,749
6.38%, 5/15/2033	29,000	30,474
7.88%, 6/15/2032	110,000	125,882
		306,050
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	213,000	138,989
Whirlpool Corp.:
4.50%, 6/1/2046 (b)	240,000	192,216
4.60%, 5/15/2050	244,000	194,409
		525,614
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	30,000	25,102
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	255,000	170,315
4.15%, 3/15/2047	126,000	102,696
4.38%, 6/15/2045	249,000	211,272
5.15%, 5/15/2053	248,000	232,326
6.00%, 5/15/2037	121,000	128,434
Kenvue, Inc. 5.20%, 3/22/2063	289,000	272,972
Procter & Gamble Co.:
3.50%, 10/25/2047	102,000	80,099
3.55%, 3/25/2040	224,000	187,136
5.55%, 3/5/2037	190,000	200,963
5.80%, 8/15/2034	70,000	75,937
		1,687,252
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	177,000	139,216
5.00%, 6/15/2052	112,000	103,992
Kimberly-Clark Corp.:
3.20%, 7/30/2046	219,000	155,532

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.90%, 5/4/2047	$300,000	$237,105
5.30%, 3/1/2041	181,000	177,993
6.63%, 8/1/2037	81,000	92,080
		905,918
INSURANCE — 4.0%
Aflac, Inc.:
4.00%, 10/15/2046	141,000	110,957
4.75%, 1/15/2049	201,000	178,285
Alleghany Corp.:
3.25%, 8/15/2051	180,000	121,331
4.90%, 9/15/2044	134,000	124,644
Allstate Corp.:
3.85%, 8/10/2049 (b)	62,000	46,855
4.20%, 12/15/2046	359,000	289,835
4.50%, 6/15/2043	282,000	241,183
5.55%, 5/9/2035	103,000	104,333
5.95%, 4/1/2036	148,000	155,215
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (d)	155,000	156,031
American Financial Group, Inc. 4.50%, 6/15/2047	280,000	239,089
American International Group, Inc.:
4.38%, 6/30/2050	381,000	315,266
4.50%, 7/16/2044	270,000	233,407
4.75%, 4/1/2048	328,000	289,408
4.80%, 7/10/2045	283,000	252,510
6.25%, 5/1/2036	159,000	168,034
Aon Corp. 6.25%, 9/30/2040	103,000	108,702
Aon Corp./Aon Global Holdings PLC 3.90%, 2/28/2052	247,000	182,619
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	42,064
4.60%, 6/14/2044	214,000	182,433
4.75%, 5/15/2045	148,000	128,208
Aon North America, Inc. 5.75%, 3/1/2054	854,000	834,486
Arch Capital Finance LLC 5.03%, 12/15/2046	159,000	144,054
Arch Capital Group Ltd. 3.64%, 6/30/2050	318,000	229,205
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	204,000	187,070
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	215,000	148,305
5.45%, 7/15/2034	278,000	275,793
5.75%, 3/2/2053	219,000	212,791
5.75%, 7/15/2054	176,000	170,910
6.75%, 2/15/2054	228,000	250,964
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	214,000	148,315
Security Description	Principal Amount	Value
Athene Holding Ltd.:
3.45%, 5/15/2052	$187,000	$119,510
3.95%, 5/25/2051	165,000	118,211
6.25%, 4/1/2054	341,000	341,153
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	133,000	79,869
2.85%, 10/15/2050	847,000	544,934
3.85%, 3/15/2052	896,000	693,316
4.20%, 8/15/2048	998,000	837,811
4.25%, 1/15/2049	857,000	732,289
4.30%, 5/15/2043	271,000	237,117
4.40%, 5/15/2042	218,000	197,665
5.75%, 1/15/2040	205,422	218,286
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	325,000	300,859
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	151,000	95,876
4.70%, 6/22/2047 (b)	356,000	276,302
Brown & Brown, Inc. 4.95%, 3/17/2052	205,000	174,336
Chubb Corp.:
6.00%, 5/11/2037	140,000	149,331
Series 1, 6.50%, 5/15/2038	281,000	313,326
Chubb INA Holdings LLC:
4.15%, 3/13/2043	291,000	248,764
4.35%, 11/3/2045	429,000	370,484
6.70%, 5/15/2036	191,000	214,655
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	41,610
Corebridge Financial, Inc.:
4.35%, 4/5/2042	156,000	128,705
4.40%, 4/5/2052	408,000	321,202
Equitable Holdings, Inc. 5.00%, 4/20/2048	512,000	459,141
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050 (b)	283,000	190,417
4.87%, 6/1/2044	222,000	194,723
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055 (c)	200,000	193,276
6.35%, 3/22/2054 (c)	346,000	346,388
Fidelity National Financial, Inc. 3.20%, 9/17/2051	77,000	47,369
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	89,000	55,860
3.60%, 8/19/2049	241,000	175,930
4.30%, 4/15/2043	169,000	142,497
4.40%, 3/15/2048	129,000	107,307
5.95%, 10/15/2036	130,000	135,307
6.10%, 10/1/2041	160,000	165,563
Jackson Financial, Inc. 4.00%, 11/23/2051	158,000	110,039
Lincoln National Corp.:
4.35%, 3/1/2048	116,000	88,166

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.38%, 6/15/2050	$232,000	$176,740
6.30%, 10/9/2037	155,000	158,458
7.00%, 6/15/2040 (b)	177,000	191,590
Loews Corp.:
4.13%, 5/15/2043	208,000	173,495
6.00%, 2/1/2035	112,000	117,934
Manulife Financial Corp. 5.38%, 3/4/2046	261,000	251,338
Markel Group, Inc.:
3.45%, 5/7/2052	179,000	120,236
4.15%, 9/17/2050	197,000	151,266
4.30%, 11/1/2047	147,000	117,453
5.00%, 4/5/2046	157,000	138,708
5.00%, 5/20/2049	231,000	204,220
6.00%, 5/16/2054	195,000	193,044
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	149,000	92,902
4.20%, 3/1/2048	192,000	156,013
4.35%, 1/30/2047	176,000	148,671
4.75%, 3/15/2039	166,000	154,390
4.90%, 3/15/2049	441,000	395,185
5.45%, 3/15/2053	215,000	209,150
5.45%, 3/15/2054	150,000	145,749
5.70%, 9/15/2053	318,000	321,221
6.25%, 11/1/2052	180,000	194,843
MetLife, Inc.:
4.05%, 3/1/2045	440,000	353,368
4.13%, 8/13/2042	270,434	224,225
4.60%, 5/13/2046	265,000	230,725
4.72%, 12/15/2044	168,000	148,252
4.88%, 11/13/2043	431,000	392,301
5.00%, 7/15/2052	355,000	323,501
5.25%, 1/15/2054 (b)	370,000	351,145
5.30%, 12/15/2034	500,000	498,680
5.70%, 6/15/2035	289,000	296,771
5.88%, 2/6/2041	259,000	264,988
6.38%, 6/15/2034	104,000	112,034
6.40%, 12/15/2066	162,000	164,033
10.75%, 8/1/2069	93,000	123,936
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	134,313
Old Republic International Corp. 3.85%, 6/11/2051	230,000	162,599
Principal Financial Group, Inc.:
4.30%, 11/15/2046	179,000	148,350
4.35%, 5/15/2043	148,000	125,844
4.63%, 9/15/2042	145,000	128,574
5.50%, 3/15/2053	122,000	117,020
6.05%, 10/15/2036	175,000	184,170
Progressive Corp.:
3.70%, 1/26/2045	145,000	112,811
3.70%, 3/15/2052	182,000	135,807
3.95%, 3/26/2050	178,000	139,917
4.13%, 4/15/2047	296,000	242,465
Security Description	Principal Amount	Value
4.20%, 3/15/2048	$211,000	$173,195
4.35%, 4/25/2044	169,000	145,174
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	111,000	82,069
Series MTN, 3.70%, 3/13/2051	535,700	388,024
3.91%, 12/7/2047	335,000	257,588
3.94%, 12/7/2049	371,000	281,418
Series MTN, 4.35%, 2/25/2050	338,000	275,267
Series MTN, 4.42%, 3/27/2048	121,000	100,534
Series MTN, 4.60%, 5/15/2044	227,000	198,051
Series MTN, 5.70%, 12/14/2036	258,000	264,004
Series MTN, 5.75%, 7/15/2033	97,000	101,158
Series MTN, 6.63%, 12/1/2037	172,000	191,376
Series MTN, 6.63%, 6/21/2040	167,000	183,613
Reinsurance Group of America, Inc. 5.75%, 9/15/2034	420,000	418,534
Selective Insurance Group, Inc. 5.38%, 3/1/2049	148,000	139,095
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	163,000	204,834
Travelers Cos., Inc.:
2.55%, 4/27/2050	2,000	1,217
3.05%, 6/8/2051	224,000	149,955
3.75%, 5/15/2046	309,000	242,037
4.00%, 5/30/2047	255,000	205,640
4.05%, 3/7/2048	176,000	143,259
4.10%, 3/4/2049	114,000	92,923
4.30%, 8/25/2045	301,000	255,648
4.60%, 8/1/2043	278,000	249,922
5.35%, 11/1/2040	165,000	162,472
5.45%, 5/25/2053	351,000	351,607
Series MTN, 6.25%, 6/15/2037	204,000	220,163
6.75%, 6/20/2036	61,000	68,509
Unum Group:
4.13%, 6/15/2051	193,000	141,797
4.50%, 12/15/2049	196,000	152,674
5.75%, 8/15/2042	178,000	171,348
6.00%, 6/15/2054	105,000	100,526
W R Berkley Corp.:
3.15%, 9/30/2061	147,000	87,609
3.55%, 3/30/2052	94,000	64,857
4.00%, 5/12/2050	140,000	107,006
4.75%, 8/1/2044	145,000	128,393
Willis North America, Inc.:
3.88%, 9/15/2049	232,000	166,899

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.05%, 9/15/2048	$183,000	$159,543
5.90%, 3/5/2054	214,000	207,711
XL Group Ltd. 5.25%, 12/15/2043	168,000	155,944
		31,559,924
INTERNET — 1.8%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	386,000	259,129
3.15%, 2/9/2051 (b)	568,000	361,594
3.25%, 2/9/2061	387,000	235,474
4.00%, 12/6/2037	397,000	336,918
4.20%, 12/6/2047	639,000	504,970
4.40%, 12/6/2057	479,000	377,620
4.50%, 11/28/2034	116,000	106,915
Alphabet, Inc.:
1.90%, 8/15/2040	379,000	246,858
2.05%, 8/15/2050	10,000	5,678
2.25%, 8/15/2060	598,000	330,550
Amazon.com, Inc.:
2.50%, 6/3/2050	833,000	509,496
2.70%, 6/3/2060	899,000	529,088
2.88%, 5/12/2041	849,000	623,327
3.10%, 5/12/2051	1,207,000	829,378
3.25%, 5/12/2061	705,000	470,228
3.88%, 8/22/2037	852,000	752,342
3.95%, 4/13/2052	1,021,000	821,936
4.05%, 8/22/2047	1,341,000	1,117,254
4.10%, 4/13/2062	643,000	514,156
4.25%, 8/22/2057	778,000	651,676
4.95%, 12/5/2044 (b)	579,000	559,557
eBay, Inc.:
3.65%, 5/10/2051	312,000	222,322
4.00%, 7/15/2042	375,000	299,944
JD.com, Inc. 4.13%, 1/14/2050	194,000	149,141
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,066,000	919,148
4.65%, 8/15/2062	535,000	462,213
5.60%, 5/15/2053	1,097,000	1,119,763
5.75%, 5/15/2063	676,000	695,104
		14,011,779
IRON/STEEL — 0.4%
ArcelorMittal SA:
6.35%, 6/17/2054 (b)	400,000	388,840
6.75%, 3/1/2041	137,000	140,141
7.00%, 10/15/2039	258,000	277,257
Nucor Corp.:
2.98%, 12/15/2055	169,000	103,824
3.85%, 4/1/2052	178,000	134,906
4.40%, 5/1/2048 (b)	151,000	128,607
5.20%, 8/1/2043	191,000	186,109
6.40%, 12/1/2037	231,000	249,480
Steel Dynamics, Inc.:
3.25%, 10/15/2050	169,000	111,145
Security Description	Principal Amount	Value
5.38%, 8/15/2034 (f)	$165,000	$162,025
Vale Overseas Ltd.:
6.40%, 6/28/2054 (b)	120,000	118,027
6.88%, 11/21/2036	369,000	393,970
6.88%, 11/10/2039	482,000	513,301
Vale SA 5.63%, 9/11/2042	198,000	191,949
		3,099,581
IT SERVICES — 0.2%
Apple, Inc. 4.85%, 5/10/2053 (b)	470,000	455,529
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	329,000	240,759
3.45%, 12/15/2051	273,000	184,878
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	426,000	403,618
5.30%, 2/5/2054	503,000	471,115
		1,755,899
LEISURE TIME — 0.0% (a)
Brunswick Corp. 5.10%, 4/1/2052 (b)	222,000	172,801
Harley-Davidson, Inc. 4.63%, 7/28/2045	286,000	231,514
		404,315
LODGING — 0.1%
Choice Hotels International, Inc. 5.85%, 8/1/2034 (f)	225,000	221,603
Las Vegas Sands Corp. 6.20%, 8/15/2034	225,000	226,440
Marriott International, Inc. Series II, 2.75%, 10/15/2033	98,000	79,125
		527,168
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	221,000	196,087
Caterpillar, Inc.:
3.25%, 9/19/2049	372,000	264,157
3.25%, 4/9/2050	297,000	211,535
3.80%, 8/15/2042	541,000	438,394
4.30%, 5/15/2044	197,000	170,980
4.75%, 5/15/2064	288,000	254,209
5.20%, 5/27/2041	201,000	196,124
5.30%, 9/15/2035	148,000	153,969
6.05%, 8/15/2036	155,000	168,139
		2,053,594
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
3.75%, 4/15/2050	211,000	165,487
3.90%, 6/9/2042 (b)	436,000	363,920
Dover Corp.:
5.38%, 10/15/2035	100,000	100,850

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.38%, 3/1/2041	$298,000	$290,797
Ingersoll Rand, Inc. 5.70%, 6/15/2054	615,000	619,274
Otis Worldwide Corp.:
3.11%, 2/15/2040	249,000	185,117
3.36%, 2/15/2050	183,000	128,724
Rockwell Automation, Inc.:
2.80%, 8/15/2061	393,000	225,708
4.20%, 3/1/2049 (b)	195,000	163,077
Xylem, Inc. 4.38%, 11/1/2046	244,000	203,811
		2,446,765
MEDIA — 4.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	561,000	377,099
3.50%, 3/1/2042	470,000	313,805
3.70%, 4/1/2051	918,000	560,384
3.85%, 4/1/2061	764,000	447,887
3.90%, 6/1/2052	1,088,000	681,904
3.95%, 6/30/2062	646,000	382,742
4.40%, 12/1/2061	574,000	374,690
4.80%, 3/1/2050	1,097,000	806,328
5.13%, 7/1/2049	602,000	463,209
5.25%, 4/1/2053	677,000	531,912
5.38%, 4/1/2038	241,000	210,410
5.38%, 5/1/2047	873,000	697,867
5.50%, 4/1/2063	316,000	245,567
5.75%, 4/1/2048	932,000	781,258
6.38%, 10/23/2035	607,000	591,722
6.48%, 10/23/2045	1,379,000	1,261,316
6.55%, 6/1/2034	515,000	515,917
6.83%, 10/23/2055	169,000	160,092
Comcast Corp.:
2.45%, 8/15/2052	255,000	143,568
2.65%, 8/15/2062	399,000	217,275
2.80%, 1/15/2051	764,000	470,899
2.89%, 11/1/2051	1,955,000	1,220,643
2.94%, 11/1/2056	2,339,000	1,411,142
2.99%, 11/1/2063	1,529,000	896,973
3.25%, 11/1/2039	10,000	7,694
3.40%, 7/15/2046	500,000	361,125
3.45%, 2/1/2050	763,000	538,930
3.75%, 4/1/2040	546,000	443,690
3.97%, 11/1/2047	883,000	688,298
4.00%, 8/15/2047	279,000	219,118
4.00%, 3/1/2048	498,000	391,214
4.00%, 11/1/2049	768,000	598,579
4.05%, 11/1/2052	474,000	367,317
4.60%, 10/15/2038	50,000	45,509
4.60%, 8/15/2045	277,000	240,854
4.65%, 7/15/2042	301,000	269,524
4.70%, 10/15/2048	714,000	632,126
Security Description	Principal Amount	Value
4.75%, 3/1/2044	$177,000	$159,358
4.95%, 10/15/2058	429,000	383,123
5.30%, 6/1/2034 (b)	490,000	490,995
5.35%, 5/15/2053	736,000	705,162
5.50%, 5/15/2064	579,000	557,131
5.65%, 6/15/2035	162,000	166,261
5.65%, 6/1/2054	404,000	403,410
6.40%, 5/15/2038	53,000	56,680
6.45%, 3/15/2037	269,000	291,104
6.50%, 11/15/2035	107,000	116,854
6.55%, 7/1/2039 (b)	249,000	273,773
6.95%, 8/15/2037	179,000	201,960
Discovery Communications LLC:
4.00%, 9/15/2055	120,000	77,594
4.65%, 5/15/2050	120,000	87,373
5.00%, 9/20/2037	280,000	239,560
5.20%, 9/20/2047	80,000	62,107
6.35%, 6/1/2040	227,000	216,649
Fox Corp.:
5.48%, 1/25/2039	424,000	404,140
5.58%, 1/25/2049	571,000	523,978
Grupo Televisa SAB:
5.00%, 5/13/2045	248,000	205,773
6.13%, 1/31/2046	422,000	406,019
6.63%, 1/15/2040 (b)	315,000	310,691
8.50%, 3/11/2032	17,000	19,335
NBCUniversal Media LLC:
4.45%, 1/15/2043	419,000	361,794
5.95%, 4/1/2041	269,000	278,480
6.40%, 4/30/2040	174,000	185,583
Paramount Global:
4.38%, 3/15/2043	608,000	403,250
4.60%, 1/15/2045	218,000	147,449
4.85%, 7/1/2042	176,000	127,841
4.90%, 8/15/2044	196,000	135,959
4.95%, 5/19/2050	439,000	306,857
5.25%, 4/1/2044	140,000	101,618
5.50%, 5/15/2033	113,000	97,221
5.85%, 9/1/2043	657,000	516,060
5.90%, 10/15/2040	147,000	119,304
6.88%, 4/30/2036 (b)	158,000	147,833
Thomson Reuters Corp.:
5.50%, 8/15/2035	143,000	143,799
5.65%, 11/23/2043	137,000	134,645
5.85%, 4/15/2040	228,000	233,830
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	123,762
Time Warner Cable LLC:
4.50%, 9/15/2042	535,000	392,455
5.50%, 9/1/2041	476,500	398,254
5.88%, 11/15/2040	418,000	363,601
6.55%, 5/1/2037	500,000	473,655
6.75%, 6/15/2039	533,000	516,162
7.30%, 7/1/2038	491,000	496,543

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	$408,000	$277,942
Series MTN, 3.70%, 12/1/2042	8,000	6,336
Series E, 4.13%, 12/1/2041	232,000	196,198
Series GMTN, 4.13%, 6/1/2044	293,000	244,309
4.38%, 8/16/2041	232,000	202,543
Walt Disney Co.:
2.75%, 9/1/2049	110,000	69,836
3.50%, 5/13/2040	516,000	411,489
3.60%, 1/13/2051	330,000	246,041
3.80%, 5/13/2060	709,000	525,589
4.63%, 3/23/2040 (b)	207,000	191,214
4.70%, 3/23/2050 (b)	598,000	540,126
4.75%, 9/15/2044	250,000	225,832
4.75%, 11/15/2046	247,000	222,016
4.95%, 10/15/2045	279,000	259,077
5.40%, 10/1/2043	380,000	375,402
6.15%, 3/1/2037	209,000	226,059
6.15%, 2/15/2041	330,000	353,298
6.20%, 12/15/2034	108,000	117,351
6.65%, 11/15/2037	354,000	398,034
7.75%, 12/1/2045 (b)	228,000	287,964
		36,510,228
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	182,000	150,760
4.38%, 6/15/2045	177,000	155,942
Valmont Industries, Inc.:
5.00%, 10/1/2044	183,000	165,276
5.25%, 10/1/2054 (b)	197,000	176,284
		648,262
MINING — 1.0%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	123,272
Barrick North America Finance LLC:
5.70%, 5/30/2041	308,000	304,889
5.75%, 5/1/2043	239,000	237,513
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	262,000	266,582
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	317,000	268,768
5.00%, 9/30/2043	832,000	778,095
5.50%, 9/8/2053	443,000	439,071
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	125,541
5.45%, 3/15/2043	734,000	692,390
Newmont Corp.:
4.88%, 3/15/2042	336,000	309,910
5.45%, 6/9/2044	174,000	168,065
Security Description	Principal Amount	Value
5.88%, 4/1/2035	$99,000	$102,381
6.25%, 10/1/2039	259,000	273,292
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050 (c)	1,000	813
5.75%, 11/15/2041 (c)	355,000	356,338
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	450,000	278,806
5.20%, 11/2/2040	569,000	550,559
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	374,000	316,636
4.75%, 3/22/2042	207,000	191,320
5.13%, 3/9/2053	455,000	428,182
Southern Copper Corp.:
5.25%, 11/8/2042	384,000	357,508
5.88%, 4/23/2045	522,000	514,948
6.75%, 4/16/2040	450,000	489,298
7.50%, 7/27/2035	121,000	140,255
		7,714,432
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	290,000	195,100
3.25%, 8/26/2049	355,000	240,637
Series MTN, 3.63%, 10/15/2047	179,000	129,489
3.70%, 4/15/2050	246,000	178,803
Series MTN, 3.88%, 6/15/2044	163,000	125,722
Series MTN, 4.00%, 9/14/2048	483,000	383,608
Series MTN, 5.70%, 3/15/2037	173,000	179,477
Eaton Corp.:
3.92%, 9/15/2047	242,000	193,181
4.15%, 11/2/2042	378,000	321,493
4.70%, 8/23/2052	262,000	237,050
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	36,899
General Electric Co.:
4.35%, 5/1/2050 (b)	245,000	208,456
4.50%, 3/11/2044	307,000	266,881
Series MTN, 5.88%, 1/14/2038	222,000	228,136
Series GMTN, 6.88%, 1/10/2039	184,000	208,049
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	193,000	160,904
4.88%, 9/15/2041	120,000	113,758
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (b)	385,000	300,585
Series MTN, 4.45%, 11/21/2044	83,000	70,684

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 6.25%, 5/15/2038	$197,000	$210,890
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	183,000	156,502
4.65%, 11/1/2044	164,000	146,062
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	23,000	19,116
		4,311,482
OIL & GAS — 4.3%
Apache Corp.:
4.75%, 4/15/2043	206,000	164,054
5.10%, 9/1/2040	516,000	440,406
5.25%, 2/1/2042	169,000	145,654
5.35%, 7/1/2049	145,000	121,469
6.00%, 1/15/2037	150,000	148,245
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	652,000	401,306
2.94%, 6/4/2051	981,000	623,494
3.00%, 2/24/2050	866,000	563,948
3.00%, 3/17/2052 (b)	541,000	347,831
3.06%, 6/17/2041	160,000	116,550
3.38%, 2/8/2061	708,000	467,684
5.23%, 11/17/2034	610,000	605,504
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,210
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	200,000	173,864
5.85%, 2/1/2035	116,000	114,973
6.25%, 3/15/2038	376,000	385,302
6.50%, 2/15/2037	130,000	134,722
6.75%, 2/1/2039	241,000	255,487
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	215,000	151,816
5.25%, 6/15/2037	134,000	127,642
5.40%, 6/15/2047	184,000	169,212
6.75%, 11/15/2039	340,000	366,823
Chevron Corp. 3.08%, 5/11/2050	275,000	187,825
Chevron USA, Inc.:
5.25%, 11/15/2043	176,000	174,895
6.00%, 3/1/2041	134,000	143,420
ConocoPhillips 4.88%, 10/1/2047	165,000	150,168
ConocoPhillips Co.:
3.76%, 3/15/2042	218,000	172,743
3.80%, 3/15/2052	470,000	351,541
4.03%, 3/15/2062	785,000	591,380
4.30%, 11/15/2044	105,000	89,084
5.30%, 5/15/2053	441,000	419,082
5.55%, 3/15/2054	375,000	369,364
Security Description	Principal Amount	Value
5.70%, 9/15/2063	$294,000	$293,100
5.90%, 5/15/2038	167,000	173,374
5.95%, 3/15/2046	162,000	167,944
6.50%, 2/1/2039	468,000	514,777
Continental Resources, Inc. 4.90%, 6/1/2044	221,000	180,690
Devon Energy Corp.:
4.75%, 5/15/2042	260,000	217,604
5.00%, 6/15/2045	251,000	213,862
5.60%, 7/15/2041	474,000	441,067
7.95%, 4/15/2032	112,000	128,231
Diamondback Energy, Inc.:
4.25%, 3/15/2052	371,000	287,544
4.40%, 3/24/2051	218,000	173,761
5.75%, 4/18/2054	508,000	492,211
5.90%, 4/18/2064	356,000	343,675
6.25%, 3/15/2053	298,000	307,628
EOG Resources, Inc.:
3.90%, 4/1/2035	127,000	113,668
4.95%, 4/15/2050	291,000	266,899
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	124,656
3.10%, 8/16/2049	688,000	466,567
3.45%, 4/15/2051	1,227,000	885,955
3.57%, 3/6/2045	508,000	387,726
4.11%, 3/1/2046	1,057,000	872,596
4.33%, 3/19/2050	1,167,000	983,454
Hess Corp.:
5.60%, 2/15/2041	457,000	455,976
5.80%, 4/1/2047	180,000	182,237
6.00%, 1/15/2040	206,000	212,866
Marathon Oil Corp.:
5.20%, 6/1/2045	186,000	171,074
6.60%, 10/1/2037	363,000	393,198
Marathon Petroleum Corp.:
4.50%, 4/1/2048	168,000	135,183
4.75%, 9/15/2044	274,000	233,615
5.00%, 9/15/2054	187,000	158,181
6.50%, 3/1/2041	657,000	683,510
Occidental Petroleum Corp.:
4.20%, 3/15/2048	179,000	135,643
4.40%, 4/15/2046	195,000	152,946
6.20%, 3/15/2040	285,000	284,627
6.45%, 9/15/2036	508,000	530,007
6.60%, 3/15/2046	468,000	487,740
7.95%, 6/15/2039	198,000	228,646
Ovintiv, Inc.:
6.50%, 2/1/2038	285,000	292,584
6.63%, 8/15/2037	130,000	135,067
7.10%, 7/15/2053 (b)	228,000	250,132
Phillips 66 Co.:
4.65%, 11/15/2034	110,000	102,221
4.68%, 2/15/2045	132,000	112,285
4.88%, 11/15/2044	180,000	159,323
4.90%, 10/1/2046	167,000	147,013

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.65%, 6/15/2054	$275,000	$264,248
5.88%, 5/1/2042	428,000	430,928
Shell International Finance BV:
3.00%, 11/26/2051	302,000	197,641
3.13%, 11/7/2049	425,000	288,732
3.25%, 4/6/2050	686,000	476,777
3.63%, 8/21/2042	14,000	11,010
3.75%, 9/12/2046	380,000	293,945
4.00%, 5/10/2046	894,000	719,634
4.13%, 5/11/2035	443,000	406,063
4.38%, 5/11/2045	1,211,000	1,034,049
4.55%, 8/12/2043	434,000	386,408
5.50%, 3/25/2040	300,000	301,917
6.38%, 12/15/2038	1,893,000	2,086,086
Suncor Energy, Inc.:
3.75%, 3/4/2051	230,000	165,078
5.95%, 12/1/2034	71,000	72,523
6.50%, 6/15/2038	383,000	401,181
6.80%, 5/15/2038	461,000	491,965
6.85%, 6/1/2039	375,000	403,875
TotalEnergies Capital International SA:
2.99%, 6/29/2041	202,000	146,711
3.13%, 5/29/2050 (b)	859,000	580,710
3.39%, 6/29/2060	468,000	313,593
3.46%, 7/12/2049	283,000	205,594
TotalEnergies Capital SA:
5.49%, 4/5/2054	738,000	728,207
5.64%, 4/5/2064	528,000	523,417
Valero Energy Corp.:
3.65%, 12/1/2051	462,000	319,556
4.00%, 6/1/2052	106,000	77,689
6.63%, 6/15/2037	413,000	440,493
		34,129,791
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	494,000	469,774
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047 (b)	551,000	440,701
Halliburton Co.:
4.50%, 11/15/2041	319,000	275,425
4.85%, 11/15/2035	252,000	239,745
5.00%, 11/15/2045	665,000	601,991
6.70%, 9/15/2038	230,000	252,823
7.45%, 9/15/2039	409,000	483,667
NOV, Inc. 3.95%, 12/1/2042	441,000	333,740
Schlumberger Investment SA 5.00%, 6/1/2034	285,000	280,440
		3,378,306
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	160,000	126,333
Security Description	Principal Amount	Value
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (c)	$379,000	$376,362
Sonoco Products Co. 5.75%, 11/1/2040	116,000	113,674
		616,369
PHARMACEUTICALS — 7.7%
AbbVie, Inc.:
4.05%, 11/21/2039	1,100,000	954,558
4.25%, 11/21/2049	1,685,000	1,402,274
4.30%, 5/14/2036	280,000	257,412
4.40%, 11/6/2042	826,000	725,517
4.45%, 5/14/2046	615,000	533,568
4.50%, 5/14/2035	524,000	494,163
4.55%, 3/15/2035	501,000	475,178
4.63%, 10/1/2042	149,000	134,209
4.75%, 3/15/2045	264,000	239,899
4.85%, 6/15/2044	326,000	301,896
4.88%, 11/14/2048	530,000	486,752
5.35%, 3/15/2044 (b)	2,206,000	2,180,388
5.40%, 3/15/2054	1,091,000	1,079,479
5.50%, 3/15/2064	733,000	723,383
AstraZeneca PLC:
3.00%, 5/28/2051	208,000	139,148
4.00%, 9/18/2042	335,000	281,450
4.38%, 11/16/2045	394,000	342,197
4.38%, 8/17/2048 (b)	377,000	324,265
6.45%, 9/15/2037	886,000	985,923
Becton Dickinson & Co.:
3.79%, 5/20/2050	140,000	105,792
4.67%, 6/6/2047	224,000	195,357
4.69%, 12/15/2044 (b)	376,000	330,903
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040 (b)	114,000	75,466
2.55%, 11/13/2050	597,000	349,454
3.25%, 8/1/2042	239,000	176,623
3.55%, 3/15/2042	281,000	218,368
3.70%, 3/15/2052	746,000	546,803
3.90%, 3/15/2062	408,000	293,213
4.13%, 6/15/2039	562,000	487,541
4.25%, 10/26/2049	1,553,000	1,264,468
4.35%, 11/15/2047	498,000	414,461
4.50%, 3/1/2044	240,000	208,423
4.55%, 2/20/2048	387,000	331,976
4.63%, 5/15/2044	296,000	262,540
5.00%, 8/15/2045 (b)	240,000	222,427
5.50%, 2/22/2044	254,000	250,754
5.55%, 2/22/2054	984,000	969,860
5.65%, 2/22/2064	716,000	699,611
6.25%, 11/15/2053	503,000	540,308
6.40%, 11/15/2063	568,000	615,627
Cardinal Health, Inc.:
4.37%, 6/15/2047	215,000	173,352
4.50%, 11/15/2044	203,000	168,904
4.60%, 3/15/2043	104,000	88,260
4.90%, 9/15/2045	247,000	216,659

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Cencora, Inc. 4.25%, 3/1/2045	$302,000	$253,351
Cigna Group:
3.20%, 3/15/2040	204,000	150,905
3.40%, 3/15/2050	318,000	216,564
3.40%, 3/15/2051	469,000	318,226
3.88%, 10/15/2047	334,000	251,632
4.80%, 8/15/2038	671,000	616,394
4.80%, 7/15/2046	456,000	401,180
4.90%, 12/15/2048	1,038,000	910,150
5.60%, 2/15/2054	658,000	630,311
6.13%, 11/15/2041	239,000	248,417
CVS Health Corp.:
2.70%, 8/21/2040	316,000	209,846
4.13%, 4/1/2040	309,000	249,382
4.25%, 4/1/2050	170,000	129,237
4.88%, 7/20/2035	143,000	133,505
5.05%, 3/25/2048	3,006,000	2,590,451
5.13%, 7/20/2045	1,342,000	1,180,061
5.30%, 12/5/2043	212,000	192,178
5.63%, 2/21/2053	378,000	350,807
5.70%, 6/1/2034 (b)	445,000	443,741
5.88%, 6/1/2053	401,000	384,066
6.00%, 6/1/2044	735,000	720,587
6.00%, 6/1/2063	344,000	329,246
6.05%, 6/1/2054	430,000	421,426
6.13%, 9/15/2039	298,000	297,866
Eli Lilly & Co.:
3.70%, 3/1/2045	223,000	178,710
3.95%, 5/15/2047	176,000	147,069
4.15%, 3/15/2059	213,000	173,618
4.88%, 2/27/2053	435,000	407,321
4.95%, 2/27/2063	466,000	432,625
5.00%, 2/9/2054	693,000	661,926
5.10%, 2/9/2064	1,047,000	997,613
5.55%, 3/15/2037	38,000	39,463
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	210,000	179,246
5.38%, 4/15/2034 (b)	112,000	115,890
6.38%, 5/15/2038	954,000	1,052,272
Johnson & Johnson:
2.10%, 9/1/2040	404,000	269,622
2.25%, 9/1/2050	316,000	187,745
2.45%, 9/1/2060	442,000	249,774
3.40%, 1/15/2038	311,000	261,103
3.50%, 1/15/2048	368,000	281,652
3.55%, 3/1/2036	343,000	300,235
3.63%, 3/3/2037	160,000	139,478
3.70%, 3/1/2046	723,000	580,432
3.75%, 3/3/2047	421,000	338,219
4.50%, 9/1/2040	225,000	211,482
4.50%, 12/5/2043 (b)	157,000	146,644
4.85%, 5/15/2041	244,000	237,522
4.95%, 6/1/2034 (b)	205,000	207,362
5.25%, 6/1/2054	352,000	353,492
Security Description	Principal Amount	Value
5.85%, 7/15/2038 (b)	$271,000	$292,707
5.95%, 8/15/2037	476,000	518,250
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	254,000	219,824
5.90%, 11/1/2039	197,000	201,157
Merck & Co., Inc.:
2.35%, 6/24/2040	247,000	168,592
2.75%, 12/10/2051	160,000	100,045
2.90%, 12/10/2061	795,000	475,815
3.60%, 9/15/2042	183,000	144,846
3.70%, 2/10/2045	703,000	551,567
3.90%, 3/7/2039	299,000	258,145
4.00%, 3/7/2049	592,000	478,496
4.15%, 5/18/2043	30,000	25,533
4.90%, 5/17/2044	443,000	415,552
5.00%, 5/17/2053	691,000	650,300
5.15%, 5/17/2063	561,000	532,271
6.55%, 9/15/2037	228,000	256,600
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	203,000	214,938
Mylan, Inc.:
5.20%, 4/15/2048	266,000	215,912
5.40%, 11/29/2043	144,000	124,583
Novartis Capital Corp.:
2.75%, 8/14/2050	334,000	216,542
3.70%, 9/21/2042	83,000	67,742
4.00%, 11/20/2045	474,000	396,032
4.40%, 5/6/2044	481,000	428,610
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,312,000	1,247,423
5.30%, 5/19/2053 (b)	2,431,000	2,346,304
5.34%, 5/19/2063	1,700,000	1,604,409
Pfizer, Inc.:
2.55%, 5/28/2040	279,000	194,022
3.90%, 3/15/2039	238,000	203,350
4.00%, 12/15/2036 (b)	227,000	203,485
4.00%, 3/15/2049	345,000	278,401
4.10%, 9/15/2038	207,000	182,493
4.13%, 12/15/2046	373,000	308,628
4.20%, 9/15/2048	307,000	255,522
4.30%, 6/15/2043	161,000	138,917
5.60%, 9/15/2040	230,000	232,861
7.20%, 3/15/2039	817,000	964,648
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	413,000	299,004
3.18%, 7/9/2050	590,000	390,427
3.38%, 7/9/2060	387,000	247,219
5.65%, 7/5/2044 (f)	500,000	491,690
5.65%, 7/5/2054 (f)	350,000	342,090
5.80%, 7/5/2064 (f)	350,000	341,779
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	327,000	269,219
Viatris, Inc.:
3.85%, 6/22/2040	782,000	570,813

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 6/22/2050	$714,000	$481,150
Wyeth LLC:
5.95%, 4/1/2037	598,000	629,646
6.00%, 2/15/2036	175,000	186,009
Zoetis, Inc.:
3.00%, 5/15/2050	131,000	85,434
3.95%, 9/12/2047	144,000	112,425
4.70%, 2/1/2043	385,000	343,135
		60,953,415
PIPELINES — 4.5%
Boardwalk Pipelines LP 5.63%, 8/1/2034	516,000	507,326
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	91,018
Cheniere Energy Partners LP 5.75%, 8/15/2034 (c)	480,000	480,326
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	262,000	255,099
DCP Midstream Operating LP 5.60%, 4/1/2044	131,000	125,026
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	142,000	119,513
4.80%, 11/1/2043	90,000	78,896
Enbridge Energy Partners LP:
5.50%, 9/15/2040	171,000	163,110
7.38%, 10/15/2045	184,000	209,543
Series B, 7.50%, 4/15/2038	223,000	254,780
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	96,021
3.40%, 8/1/2051	258,000	174,413
4.00%, 11/15/2049	121,000	91,532
4.50%, 6/10/2044	140,000	115,700
5.50%, 12/1/2046	5,000	4,807
5.95%, 4/5/2054	393,000	390,025
6.70%, 11/15/2053	519,000	566,971
Energy Transfer LP:
4.95%, 1/15/2043	142,000	121,717
5.00%, 5/15/2044	135,000	116,541
5.00%, 5/15/2050	690,000	586,472
5.15%, 2/1/2043	164,000	143,423
5.15%, 3/15/2045	441,000	387,608
5.30%, 4/1/2044	212,000	189,857
5.30%, 4/15/2047	274,000	242,600
5.35%, 5/15/2045	294,000	263,104
5.40%, 10/1/2047	592,000	529,579
5.55%, 5/15/2034	125,000	123,419
5.60%, 9/1/2034	500,000	495,955
Series 20Y, 5.80%, 6/15/2038	232,000	227,559
5.95%, 10/1/2043	162,000	156,988
5.95%, 5/15/2054	271,000	262,518
6.00%, 6/15/2048	339,000	327,111
6.05%, 6/1/2041	261,000	255,861
6.05%, 9/1/2054	500,000	490,155
Security Description	Principal Amount	Value
6.10%, 2/15/2042	$143,000	$140,649
6.13%, 12/15/2045	407,000	398,864
6.25%, 4/15/2049	600,835	598,564
6.50%, 2/1/2042	345,000	357,423
6.63%, 10/15/2036	116,000	122,463
7.50%, 7/1/2038	188,000	213,812
EnLink Midstream Partners LP 5.60%, 4/1/2044	60,000	53,014
Enterprise Products Operating LLC:
3.20%, 2/15/2052	272,000	181,081
3.30%, 2/15/2053	199,000	134,339
3.70%, 1/31/2051	334,000	246,946
3.95%, 1/31/2060	517,000	381,670
4.20%, 1/31/2050	385,000	309,463
4.25%, 2/15/2048	423,000	345,870
4.45%, 2/15/2043	157,000	134,750
4.80%, 2/1/2049	443,000	392,130
4.85%, 8/15/2042	336,433	304,122
4.85%, 3/15/2044	380,000	342,722
4.90%, 5/15/2046	335,000	301,922
4.95%, 10/15/2054	234,000	207,057
5.10%, 2/15/2045	395,000	366,651
5.70%, 2/15/2042	282,000	282,189
5.95%, 2/1/2041	284,000	292,492
6.13%, 10/15/2039	224,000	235,959
6.45%, 9/1/2040	182,000	195,057
Series H, 6.65%, 10/15/2034	98,000	107,561
7.55%, 4/15/2038	221,000	261,156
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	146,000	122,525
5.00%, 8/15/2042	395,000	345,198
5.00%, 3/1/2043	299,000	260,803
5.40%, 9/1/2044	210,000	192,238
5.50%, 3/1/2044	358,000	331,436
5.63%, 9/1/2041	257,000	241,768
5.80%, 3/15/2035	106,000	106,562
6.38%, 3/1/2041	319,000	324,375
6.50%, 2/1/2037	132,000	138,100
6.50%, 9/1/2039	324,000	335,722
6.55%, 9/15/2040	244,000	251,376
Series MTN, 6.95%, 1/15/2038	407,000	441,880
7.50%, 11/15/2040	132,000	148,298
Kinder Morgan, Inc.:
5.05%, 2/15/2046	379,000	331,936
5.20%, 3/1/2048	340,000	301,621
5.45%, 8/1/2052 (b)	326,000	300,129
5.55%, 6/1/2045	677,000	631,858
MPLX LP:
4.70%, 4/15/2048	660,000	545,523
4.90%, 4/15/2058	171,000	140,653
4.95%, 3/14/2052	670,000	568,890
5.20%, 3/1/2047	373,000	333,966

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.20%, 12/1/2047	$265,000	$233,295
5.50%, 2/15/2049	648,000	598,622
5.65%, 3/1/2053	287,000	269,648
ONEOK Partners LP:
6.13%, 2/1/2041	347,000	346,656
6.20%, 9/15/2043	242,000	242,721
6.65%, 10/1/2036	99,000	104,666
6.85%, 10/15/2037	195,000	209,366
ONEOK, Inc.:
3.95%, 3/1/2050	349,000	254,438
4.20%, 10/3/2047	170,000	130,312
4.25%, 9/15/2046	150,000	117,279
4.45%, 9/1/2049	193,000	151,677
4.50%, 3/15/2050	64,000	50,625
4.85%, 2/1/2049	201,000	169,182
4.95%, 7/13/2047	164,000	140,200
5.15%, 10/15/2043	178,000	160,859
5.20%, 7/15/2048	321,000	284,570
6.00%, 6/15/2035	113,000	115,314
6.63%, 9/1/2053	666,000	711,175
7.15%, 1/15/2051	196,000	216,684
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	108,000	85,154
4.70%, 6/15/2044	264,000	217,510
4.90%, 2/15/2045	224,000	189,930
5.15%, 6/1/2042	143,000	126,722
5.70%, 9/15/2034	500,000	495,300
6.65%, 1/15/2037	176,000	184,823
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	124,000	127,045
Spectra Energy Partners LP:
4.50%, 3/15/2045	223,000	181,384
5.95%, 9/25/2043	153,000	152,061
Targa Resources Corp.:
4.95%, 4/15/2052	290,000	246,706
6.25%, 7/1/2052	289,000	291,922
6.50%, 2/15/2053	327,000	343,605
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	143,961
Texas Eastern Transmission LP 7.00%, 7/15/2032	97,000	105,853
TransCanada PipeLines Ltd.:
4.75%, 5/15/2038	129,000	118,000
4.88%, 5/15/2048	338,000	297,366
5.00%, 10/16/2043	195,000	174,862
5.10%, 3/15/2049 (b)	292,000	265,387
5.85%, 3/15/2036	150,000	150,843
6.10%, 6/1/2040	247,000	251,527
6.20%, 10/15/2037	350,000	361,518
7.25%, 8/15/2038	249,000	281,325
7.63%, 1/15/2039	563,000	656,441
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	62,000	46,946
Security Description	Principal Amount	Value
4.45%, 8/1/2042	$88,000	$76,578
5.40%, 8/15/2041	129,000	125,153
Western Midstream Operating LP:
5.25%, 2/1/2050	329,000	286,276
5.30%, 3/1/2048	407,000	349,475
5.45%, 4/1/2044	206,000	184,430
5.50%, 8/15/2048	101,000	87,251
Williams Cos., Inc.:
3.50%, 10/15/2051	178,000	123,416
4.85%, 3/1/2048	238,000	205,794
4.90%, 1/15/2045	29,000	25,359
5.10%, 9/15/2045	1,152,000	1,038,827
5.30%, 8/15/2052	254,000	235,217
5.40%, 3/4/2044	282,000	265,861
5.75%, 6/24/2044	194,000	189,961
5.80%, 11/15/2043	113,000	109,738
6.30%, 4/15/2040	428,000	443,669
		35,697,841
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 5.95%, 8/15/2034	113,000	114,362
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Agree LP 5.63%, 6/15/2034	60,000	59,404
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	221,000	133,038
3.55%, 3/15/2052	355,000	238,131
4.00%, 2/1/2050	255,000	189,054
4.75%, 4/15/2035	152,000	141,017
4.85%, 4/15/2049	145,000	122,648
5.15%, 4/15/2053	158,000	138,828
5.25%, 5/15/2036	105,000	101,030
5.63%, 5/15/2054	260,000	243,883
American Homes 4 Rent LP:
3.38%, 7/15/2051	230,000	150,346
4.30%, 4/15/2052	98,000	75,830
American Tower Corp.:
2.95%, 1/15/2051	391,000	244,563
3.10%, 6/15/2050	335,000	216,196
3.70%, 10/15/2049	170,000	123,027
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	165,000	128,596
Series MTN, 4.15%, 7/1/2047	163,000	131,629
Series MTN, 4.35%, 4/15/2048	104,000	86,315
5.35%, 6/1/2034	115,000	115,016
Brixmor Operating Partnership LP 5.75%, 2/15/2035	140,000	139,674
Camden Property Trust 3.35%, 11/1/2049	121,000	84,638

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
COPT Defense Properties LP 2.90%, 12/1/2033	$99,000	$78,099
Crown Castle, Inc.:
2.90%, 4/1/2041	380,000	262,808
3.25%, 1/15/2051	60,000	39,718
4.00%, 11/15/2049	154,000	116,955
4.15%, 7/1/2050	183,000	142,376
4.75%, 5/15/2047	160,000	136,141
5.20%, 2/15/2049 (b)	176,000	159,563
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	140,000	139,761
Equinix, Inc.:
2.95%, 9/15/2051	145,000	89,523
3.00%, 7/15/2050	158,000	100,060
3.40%, 2/15/2052	151,000	103,357
ERP Operating LP:
4.00%, 8/1/2047	62,000	47,650
4.50%, 7/1/2044	273,000	231,209
4.50%, 6/1/2045	134,000	112,323
Essex Portfolio LP:
2.65%, 9/1/2050	152,000	86,423
4.50%, 3/15/2048	102,000	84,079
Federal Realty OP LP 4.50%, 12/1/2044	212,000	171,533
Healthpeak OP LLC 6.75%, 2/1/2041	258,000	281,403
Host Hotels & Resorts LP 5.70%, 7/1/2034 (b)	125,000	122,870
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	90,000	70,957
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	73,451
6.25%, 1/15/2036 (b)	80,000	75,917
Kimco Realty OP LLC:
3.70%, 10/1/2049	138,000	99,791
4.13%, 12/1/2046	142,000	108,299
4.25%, 4/1/2045	164,000	131,066
4.45%, 9/1/2047 (b)	43,000	34,439
Mid-America Apartments LP 2.88%, 9/15/2051	196,000	121,675
NNN REIT, Inc.:
3.00%, 4/15/2052	238,000	148,012
3.10%, 4/15/2050	163,000	103,574
3.50%, 4/15/2051	137,000	95,245
4.80%, 10/15/2048	65,000	55,221
5.50%, 6/15/2034	165,000	163,500
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	150,000	148,104
Prologis LP:
3.00%, 4/15/2050	215,000	139,311
3.05%, 3/1/2050	256,000	167,895
4.38%, 9/15/2048	269,000	225,581
5.25%, 6/15/2053	338,000	319,261
Security Description	Principal Amount	Value
5.25%, 3/15/2054	$160,000	$151,382
Public Storage Operating Co. 5.35%, 8/1/2053	324,000	312,436
Realty Income Corp. 4.65%, 3/15/2047	289,000	249,011
Regency Centers LP:
4.40%, 2/1/2047	41,000	33,109
4.65%, 3/15/2049	275,000	227,576
Simon Property Group LP:
3.25%, 9/13/2049	445,000	298,395
3.80%, 7/15/2050	190,000	139,479
4.25%, 10/1/2044	217,000	176,204
4.25%, 11/30/2046	203,000	163,204
4.75%, 3/15/2042 (b)	194,000	170,902
5.85%, 3/8/2053	193,000	191,786
6.65%, 1/15/2054	164,000	180,454
6.75%, 2/1/2040	261,000	283,075
UDR, Inc. 3.10%, 11/1/2034	128,000	103,103
Ventas Realty LP:
4.38%, 2/1/2045	119,000	93,521
4.88%, 4/15/2049	234,000	198,743
5.63%, 7/1/2034	145,000	143,591
5.70%, 9/30/2043	160,000	153,358
VICI Properties LP:
5.63%, 5/15/2052	93,000	83,272
6.13%, 4/1/2054	238,000	227,799
Welltower OP LLC:
4.95%, 9/1/2048	179,000	161,959
6.50%, 3/15/2041	168,000	181,250
WP Carey, Inc. 2.25%, 4/1/2033 (b)	114,000	88,258
		11,661,880
RETAIL — 2.9%
Darden Restaurants, Inc. 4.55%, 2/15/2048	223,000	181,335
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	376,000	264,888
Dollar General Corp.:
4.13%, 4/3/2050	232,000	175,995
5.50%, 11/1/2052	204,000	191,334
Dollar Tree, Inc. 3.38%, 12/1/2051	50,000	32,545
Home Depot, Inc.:
2.38%, 3/15/2051	383,000	219,861
2.75%, 9/15/2051	457,000	284,588
3.13%, 12/15/2049	423,000	288,215
3.30%, 4/15/2040	100,000	77,843
3.35%, 4/15/2050	764,000	543,219
3.50%, 9/15/2056	446,000	316,366
3.63%, 4/15/2052	739,000	546,757
3.90%, 6/15/2047	430,000	339,795
4.20%, 4/1/2043	273,000	231,449
4.25%, 4/1/2046	569,000	478,762
4.40%, 3/15/2045	429,000	371,102

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.50%, 12/6/2048	$576,000	$499,277
4.88%, 2/15/2044	342,000	316,740
4.95%, 9/15/2052	451,000	417,180
5.30%, 6/25/2054	210,000	205,034
5.40%, 9/15/2040	245,000	244,571
5.40%, 6/25/2064	350,000	341,092
5.88%, 12/16/2036	974,000	1,032,235
5.95%, 4/1/2041	269,000	284,392
Lowe's Cos., Inc.:
3.00%, 10/15/2050	100,000	62,603
3.50%, 4/1/2051	313,000	214,189
3.70%, 4/15/2046	465,000	341,454
4.05%, 5/3/2047	521,000	402,332
4.25%, 4/1/2052	478,000	375,761
4.38%, 9/15/2045	88,000	72,072
4.45%, 4/1/2062	587,000	456,880
4.55%, 4/5/2049	273,000	226,093
4.65%, 4/15/2042	221,000	192,997
5.00%, 4/15/2040	125,000	116,644
5.13%, 4/15/2050	207,000	187,554
5.50%, 10/15/2035	146,000	149,349
5.63%, 4/15/2053	604,000	584,865
5.75%, 7/1/2053	330,000	325,337
5.80%, 9/15/2062	476,000	462,424
5.85%, 4/1/2063	270,200	263,658
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	122,000	93,162
Series MTN, 3.63%, 9/1/2049	536,000	388,820
Series MTN, 3.70%, 2/15/2042	186,000	145,748
Series MTN, 4.20%, 4/1/2050	132,000	105,298
Series MTN, 4.45%, 9/1/2048	173,000	145,342
Series MTN, 4.60%, 5/26/2045	234,000	202,450
Series MTN, 4.70%, 12/9/2035	216,000	205,133
Series MTN, 4.88%, 7/15/2040	130,000	119,843
Series MTN, 4.88%, 12/9/2045	415,000	372,944
Series MTN, 5.15%, 9/9/2052	213,000	196,622
5.45%, 8/14/2053 (b)	591,000	571,012
Series MTN, 5.70%, 2/1/2039	85,000	86,885
Series MTN, 6.30%, 10/15/2037	242,000	259,293
Series MTN, 6.30%, 3/1/2038	236,000	253,084
Starbucks Corp.:
3.35%, 3/12/2050	270,000	184,105
3.50%, 11/15/2050 (b)	342,000	240,683
3.75%, 12/1/2047	157,000	116,524
4.30%, 6/15/2045	127,000	104,458
4.45%, 8/15/2049	365,000	300,468
4.50%, 11/15/2048	212,000	176,925
Target Corp.:
2.95%, 1/15/2052	352,000	227,005
3.63%, 4/15/2046	306,000	234,362
Security Description	Principal Amount	Value
3.90%, 11/15/2047	$279,000	$220,918
4.00%, 7/1/2042 (b)	244,000	205,509
4.80%, 1/15/2053 (b)	412,000	373,845
6.35%, 11/1/2032	97,000	106,676
6.50%, 10/15/2037	242,000	267,785
7.00%, 1/15/2038	141,000	164,588
TJX Cos., Inc. 4.50%, 4/15/2050	242,000	215,213
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	13,808
4.80%, 11/18/2044 (b)	20,000	15,794
Walmart, Inc.:
2.50%, 9/22/2041	269,000	186,196
2.65%, 9/22/2051 (b)	10,000	6,267
2.95%, 9/24/2049	374,000	253,729
3.63%, 12/15/2047	364,000	280,993
3.95%, 6/28/2038	135,000	121,095
4.00%, 4/11/2043	258,000	219,914
4.05%, 6/29/2048	548,000	455,015
4.30%, 4/22/2044	222,000	196,490
4.50%, 9/9/2052	523,000	463,666
4.50%, 4/15/2053	699,000	618,608
5.00%, 10/25/2040	183,000	181,128
5.25%, 9/1/2035 (b)	318,000	326,812
5.63%, 4/1/2040	242,000	254,630
5.63%, 4/15/2041	319,000	335,030
6.20%, 4/15/2038	172,000	192,146
6.50%, 8/15/2037	275,754	312,410
		23,037,218
SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (b)	303,000	255,720
Analog Devices, Inc.:
2.80%, 10/1/2041	208,000	146,567
2.95%, 10/1/2051	398,000	259,731
5.30%, 12/15/2045	140,000	135,701
5.30%, 4/1/2054	186,000	181,765
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	214,331	140,127
4.35%, 4/1/2047	281,000	245,321
5.10%, 10/1/2035	166,000	168,034
5.85%, 6/15/2041	239,000	252,599
Broadcom, Inc.:
3.14%, 11/15/2035 (c)	1,056,315	845,707
3.19%, 11/15/2036 (c)	1,178,000	931,704
3.50%, 2/15/2041 (c)	1,006,000	770,797
3.75%, 2/15/2051 (c)	704,000	522,931
4.93%, 5/15/2037 (c)	972,000	913,904
Intel Corp.:
2.80%, 8/12/2041	333,000	230,483
3.05%, 8/12/2051	438,000	277,815
3.10%, 2/15/2060	330,000	199,894
3.20%, 8/12/2061	353,000	217,264
3.25%, 11/15/2049	839,000	562,591
3.73%, 12/8/2047	801,000	589,168

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.10%, 5/19/2046	$447,000	$356,840
4.10%, 5/11/2047	304,000	240,911
4.25%, 12/15/2042	218,000	180,905
4.60%, 3/25/2040	328,800	296,601
4.75%, 3/25/2050	785,000	676,183
4.80%, 10/1/2041	285,000	259,028
4.90%, 7/29/2045 (b)	5,384	4,915
4.90%, 8/5/2052	628,000	553,526
4.95%, 3/25/2060	361,000	315,669
5.05%, 8/5/2062	317,000	279,987
5.60%, 2/21/2054	378,000	366,607
5.63%, 2/10/2043	368,000	364,552
5.70%, 2/10/2053	841,000	827,334
5.90%, 2/10/2063	450,000	449,789
KLA Corp.:
3.30%, 3/1/2050	265,000	186,369
4.95%, 7/15/2052	270,000	251,281
5.00%, 3/15/2049	256,000	239,229
5.25%, 7/15/2062	396,000	378,200
Lam Research Corp.:
2.88%, 6/15/2050 (b)	350,000	227,906
3.13%, 6/15/2060	173,000	109,782
4.88%, 3/15/2049	257,000	234,664
Micron Technology, Inc.:
3.37%, 11/1/2041	326,000	238,524
3.48%, 11/1/2051	186,000	127,901
NVIDIA Corp.:
3.50%, 4/1/2040	286,000	236,659
3.50%, 4/1/2050	590,000	452,270
3.70%, 4/1/2060 (b)	160,000	120,659
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	136,000	95,968
3.25%, 5/11/2041	261,000	190,436
3.25%, 11/30/2051	289,000	190,292
QUALCOMM, Inc.:
3.25%, 5/20/2050	210,000	148,273
4.30%, 5/20/2047 (b)	302,000	257,509
4.50%, 5/20/2052	490,000	422,904
4.65%, 5/20/2035 (b)	268,000	260,651
4.80%, 5/20/2045	494,000	456,575
6.00%, 5/20/2053	557,000	598,859
Texas Instruments, Inc.:
3.88%, 3/15/2039 (b)	160,000	139,640
4.10%, 8/16/2052	82,000	66,855
4.15%, 5/15/2048	476,000	394,575
5.00%, 3/14/2053	351,000	328,715
5.05%, 5/18/2063	741,000	687,026
5.15%, 2/8/2054	128,000	122,431
TSMC Arizona Corp.:
3.13%, 10/25/2041	518,000	401,455
3.25%, 10/25/2051 (b)	337,000	247,800
4.50%, 4/22/2052	358,000	331,433
		21,165,511
Security Description	Principal Amount	Value
SOFTWARE — 3.0%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	$340,000	$244,181
4.50%, 8/15/2046 (b)	49,000	40,129
Fiserv, Inc. 4.40%, 7/1/2049	670,000	543,511
Intuit, Inc. 5.50%, 9/15/2053	612,000	614,472
Microsoft Corp.:
2.50%, 9/15/2050 (c)	100,000	62,949
2.50%, 9/15/2050	542,000	341,184
2.53%, 6/1/2050	2,539,000	1,602,972
2.68%, 6/1/2060	1,232,000	749,019
2.92%, 3/17/2052	2,555,000	1,735,509
3.04%, 3/17/2062	540,000	357,280
3.45%, 8/8/2036	482,000	420,237
3.50%, 11/15/2042	185,000	151,336
3.70%, 8/8/2046	794,000	650,881
3.75%, 2/12/2045	303,000	253,965
3.95%, 8/8/2056	322,000	262,700
4.00%, 2/12/2055	329,000	274,577
4.20%, 11/3/2035	236,000	225,550
4.25%, 2/6/2047 (b)	386,000	353,117
4.45%, 11/3/2045	335,000	313,681
4.50%, 10/1/2040	30,000	28,839
4.50%, 6/15/2047	252,000	233,241
4.50%, 2/6/2057	362,000	331,874
5.20%, 6/1/2039	176,000	182,799
5.30%, 2/8/2041 (b)	208,000	222,583
Oracle Corp.:
3.60%, 4/1/2040	1,114,000	856,243
3.60%, 4/1/2050	1,783,000	1,245,051
3.65%, 3/25/2041	836,000	639,356
3.80%, 11/15/2037	218,000	179,567
3.85%, 7/15/2036	20,000	16,864
3.85%, 4/1/2060	1,346,000	925,577
3.90%, 5/15/2035	358,000	310,386
3.95%, 3/25/2051	1,222,000	903,315
4.00%, 7/15/2046	1,340,000	1,021,763
4.00%, 11/15/2047	827,000	626,246
4.10%, 3/25/2061	732,000	525,576
4.13%, 5/15/2045	722,000	565,124
4.30%, 7/8/2034	266,000	242,278
4.38%, 5/15/2055	455,000	355,114
4.50%, 7/8/2044	431,000	358,355
5.38%, 7/15/2040	882,000	837,838
5.55%, 2/6/2053	869,000	821,822
6.13%, 7/8/2039	557,000	577,108
6.50%, 4/15/2038 (b)	374,000	400,711
6.90%, 11/9/2052	982,000	1,097,650
Salesforce, Inc.:
2.70%, 7/15/2041	430,000	300,501
2.90%, 7/15/2051	706,000	454,890

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.05%, 7/15/2061	$444,000	$274,103
		23,732,024
TELECOMMUNICATIONS — 6.1%
America Movil SAB de CV:
4.38%, 7/16/2042	604,000	512,609
4.38%, 4/22/2049 (b)	458,000	378,853
6.13%, 11/15/2037	99,000	104,223
6.13%, 3/30/2040	859,000	890,439
6.38%, 3/1/2035	115,000	123,090
AT&T, Inc.:
2.55%, 12/1/2033	591,000	469,762
3.10%, 2/1/2043	105,000	76,533
3.30%, 2/1/2052	161,000	106,909
3.50%, 6/1/2041	800,000	612,008
3.50%, 9/15/2053	2,375,000	1,611,984
3.50%, 2/1/2061	227,000	149,321
3.55%, 9/15/2055	2,972,000	2,002,534
3.65%, 6/1/2051	974,000	687,819
3.65%, 9/15/2059	2,614,000	1,754,438
3.80%, 12/1/2057	2,412,000	1,684,203
3.85%, 6/1/2060	705,000	491,928
4.30%, 12/15/2042	410,000	341,050
4.35%, 6/15/2045	348,000	288,186
4.50%, 5/15/2035	626,000	576,402
4.50%, 3/9/2048	602,000	496,385
4.55%, 3/9/2049	282,000	233,702
4.65%, 6/1/2044	167,000	142,603
4.75%, 5/15/2046	594,000	514,202
4.80%, 6/15/2044	133,000	115,503
4.85%, 3/1/2039	207,000	189,629
4.85%, 7/15/2045	86,000	75,873
4.90%, 8/15/2037	202,000	188,515
5.15%, 3/15/2042	132,000	122,426
5.15%, 2/15/2050	183,000	166,010
5.15%, 11/15/2046	182,000	168,985
5.25%, 3/1/2037	319,000	309,733
5.35%, 9/1/2040	148,000	141,583
5.45%, 3/1/2047	140,000	135,338
5.55%, 8/15/2041	164,000	159,541
5.65%, 2/15/2047	209,000	208,492
5.70%, 3/1/2057	131,000	127,288
6.00%, 8/15/2040	109,000	111,309
6.30%, 1/15/2038	159,000	168,305
6.38%, 3/1/2041	102,000	107,095
6.55%, 2/15/2039	137,000	146,782
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	156,000	112,576
Series US-4, 3.65%, 3/17/2051	163,000	117,016
4.30%, 7/29/2049	173,000	140,248
4.46%, 4/1/2048	374,000	312,402
5.55%, 2/15/2054	184,000	178,254
Cisco Systems, Inc.:
5.30%, 2/26/2054	160,000	156,880
Security Description	Principal Amount	Value
5.35%, 2/26/2064	$626,000	$608,860
5.50%, 1/15/2040	685,036	695,777
5.90%, 2/15/2039 (b)	675,000	717,167
Corning, Inc.:
3.90%, 11/15/2049	152,000	113,950
4.38%, 11/15/2057	234,000	183,458
4.70%, 3/15/2037	96,000	88,718
5.35%, 11/15/2048	173,000	161,937
5.45%, 11/15/2079	504,000	463,660
5.75%, 8/15/2040	127,000	125,948
5.85%, 11/15/2068	200,000	195,742
Juniper Networks, Inc. 5.95%, 3/15/2041	158,000	159,522
Motorola Solutions, Inc. 5.50%, 9/1/2044	168,000	162,829
Nokia OYJ 6.63%, 5/15/2039	190,000	189,565
Orange SA 5.38%, 1/13/2042	315,000	300,825
Rogers Communications, Inc.:
3.70%, 11/15/2049	378,000	267,102
4.30%, 2/15/2048	241,000	190,674
4.35%, 5/1/2049	521,000	414,440
4.50%, 3/15/2042	201,000	170,074
4.50%, 3/15/2043	165,000	137,829
4.55%, 3/15/2052	719,000	586,265
5.00%, 3/15/2044 (b)	388,000	346,550
5.45%, 10/1/2043	220,000	208,309
7.50%, 8/15/2038	209,000	243,257
Telefonica Emisiones SA:
4.67%, 3/6/2038	193,000	169,985
4.90%, 3/6/2048	559,000	472,853
5.21%, 3/8/2047	998,000	884,168
5.52%, 3/1/2049	425,000	393,325
7.05%, 6/20/2036	546,000	594,747
TELUS Corp.:
4.30%, 6/15/2049	118,000	93,084
4.60%, 11/16/2048	60,000	50,135
T-Mobile USA, Inc.:
3.00%, 2/15/2041	789,000	563,859
3.30%, 2/15/2051	894,000	603,817
3.40%, 10/15/2052	1,004,000	685,290
3.60%, 11/15/2060	707,800	476,986
4.38%, 4/15/2040	564,000	488,723
4.50%, 4/15/2050	908,000	758,207
5.50%, 1/15/2055	393,000	378,687
5.65%, 1/15/2053	641,000	631,994
5.75%, 1/15/2054	198,000	197,048
5.80%, 9/15/2062	405,000	401,068
6.00%, 6/15/2054	528,000	546,633
Verizon Communications, Inc.:
2.65%, 11/20/2040	772,000	531,885
2.85%, 9/3/2041	430,000	301,267
2.88%, 11/20/2050	890,000	559,774
2.99%, 10/30/2056	1,070,000	655,022

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 11/20/2060	$550,000	$329,236
3.40%, 3/22/2041	1,221,000	933,271
3.55%, 3/22/2051	1,422,000	1,023,413
3.70%, 3/22/2061	2,234,000	1,575,707
3.85%, 11/1/2042	285,000	225,911
3.88%, 3/1/2052	408,000	309,737
4.00%, 3/22/2050	341,000	265,741
4.13%, 8/15/2046	322,000	260,257
4.27%, 1/15/2036	425,000	384,761
4.40%, 11/1/2034	285,000	264,084
4.52%, 9/15/2048	359,000	307,814
4.67%, 3/15/2055	265,000	229,077
4.75%, 11/1/2041	208,000	191,653
4.81%, 3/15/2039	302,000	280,069
4.86%, 8/21/2046	784,000	711,386
5.01%, 4/15/2049	160,000	154,166
5.01%, 8/21/2054	227,000	206,590
5.25%, 3/16/2037	379,000	374,251
5.50%, 3/16/2047	159,000	158,661
5.50%, 2/23/2054	591,000	578,725
5.85%, 9/15/2035	111,000	114,855
6.55%, 9/15/2043	231,000	253,996
Vodafone Group PLC:
4.25%, 9/17/2050	558,000	435,340
4.38%, 2/19/2043	571,000	497,929
4.88%, 6/19/2049	703,000	608,397
5.00%, 5/30/2038	62,000	59,328
5.13%, 6/19/2059	249,000	216,065
5.25%, 5/30/2048	30,000	27,686
5.63%, 2/10/2053	10,000	9,576
5.75%, 6/28/2054 (b)	750,000	726,195
5.75%, 2/10/2063	281,000	266,349
5.88%, 6/28/2064	750,000	720,788
6.15%, 2/27/2037	493,000	522,777
		48,303,772
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044 (b)	244,000	209,472
6.35%, 3/15/2040	268,000	273,896
Mattel, Inc. 5.45%, 11/1/2041 (b)	208,000	186,295
		669,663
TRANSPORTATION — 3.6%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	199,000	125,772
3.05%, 2/15/2051	224,000	148,398
3.30%, 9/15/2051	346,000	241,034
3.55%, 2/15/2050	290,000	213,240
3.90%, 8/1/2046	269,000	213,037
4.05%, 6/15/2048	255,000	205,974
4.13%, 6/15/2047	281,000	229,335
4.15%, 4/1/2045	372,497	308,506
4.15%, 12/15/2048	301,000	245,712
Security Description	Principal Amount	Value
4.38%, 9/1/2042	$234,000	$203,762
4.40%, 3/15/2042	277,000	242,109
4.45%, 3/15/2043	318,000	278,368
4.45%, 1/15/2053	367,000	312,555
4.55%, 9/1/2044	291,000	255,847
4.70%, 9/1/2045	252,000	225,679
4.90%, 4/1/2044	311,000	286,764
4.95%, 9/15/2041	190,000	178,513
5.05%, 3/1/2041	153,000	145,176
5.15%, 9/1/2043	241,000	230,420
5.20%, 4/15/2054	574,000	551,155
5.40%, 6/1/2041	190,000	187,659
5.50%, 3/15/2055	250,000	250,742
5.75%, 5/1/2040	276,000	283,295
6.15%, 5/1/2037	198,000	213,573
6.20%, 8/15/2036	113,000	122,187
Canadian National Railway Co.:
3.20%, 8/2/2046	420,000	302,740
3.65%, 2/3/2048	180,000	138,647
4.40%, 8/5/2052	237,000	203,571
4.45%, 1/20/2049	262,000	229,790
6.13%, 11/1/2053 (b)	203,000	224,820
6.20%, 6/1/2036	162,000	175,673
6.25%, 8/1/2034 (b)	111,000	120,745
6.38%, 11/15/2037	188,000	206,005
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	122,714
3.50%, 5/1/2050	108,000	77,823
4.20%, 11/15/2069	272,000	206,848
4.30%, 5/15/2043	265,000	225,873
4.70%, 5/1/2048	300,000	260,103
4.80%, 8/1/2045	183,000	164,530
4.95%, 8/15/2045	277,000	252,629
5.95%, 5/15/2037	137,000	141,707
6.13%, 9/15/2115	435,000	442,943
CSX Corp.:
3.35%, 9/15/2049	235,000	165,273
3.80%, 11/1/2046	260,000	201,575
3.80%, 4/15/2050	177,000	135,118
3.95%, 5/1/2050	160,000	125,701
4.10%, 3/15/2044	260,000	213,634
4.25%, 11/1/2066	421,000	327,513
4.30%, 3/1/2048	194,000	161,835
4.40%, 3/1/2043	196,000	170,508
4.50%, 3/15/2049	167,000	143,019
4.50%, 11/15/2052	100,000	85,601
4.50%, 8/1/2054	290,000	245,920
4.65%, 3/1/2068	327,000	274,340
4.75%, 5/30/2042	221,000	200,544
4.75%, 11/15/2048	164,000	146,162
5.50%, 4/15/2041	30,000	29,851
6.00%, 10/1/2036	162,000	171,172
6.15%, 5/1/2037	233,000	249,750
6.22%, 4/30/2040	309,000	330,896

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
FedEx Corp.:
3.25%, 5/15/2041	$366,000	$268,139
3.88%, 8/1/2042	114,000	89,000
3.90%, 2/1/2035	156,000	138,366
4.05%, 2/15/2048	370,000	287,742
4.10%, 4/15/2043	202,000	162,172
4.10%, 2/1/2045	382,000	300,282
4.40%, 1/15/2047	367,000	298,837
4.55%, 4/1/2046	458,000	381,844
4.75%, 11/15/2045	458,000	394,173
4.95%, 10/17/2048	327,000	289,300
5.10%, 1/15/2044	277,000	253,026
5.25%, 5/15/2050 (b)	452,000	421,517
Norfolk Southern Corp.:
3.05%, 5/15/2050	107,000	69,663
3.16%, 5/15/2055	210,000	133,127
3.40%, 11/1/2049	197,000	137,829
3.70%, 3/15/2053	287,000	206,956
3.94%, 11/1/2047	275,000	211,821
3.95%, 10/1/2042	331,000	265,283
4.05%, 8/15/2052	428,000	329,804
4.10%, 5/15/2049	170,000	133,853
4.10%, 5/15/2121	194,000	136,945
4.15%, 2/28/2048	197,000	156,690
4.45%, 6/15/2045	151,000	128,280
4.55%, 6/1/2053	255,000	213,672
4.65%, 1/15/2046	172,000	150,118
4.84%, 10/1/2041	340,000	310,233
5.10%, 8/1/2118	214,000	180,727
5.35%, 8/1/2054	370,000	352,610
5.95%, 3/15/2064	204,000	208,070
Union Pacific Corp.:
2.89%, 4/6/2036	173,000	139,381
2.95%, 3/10/2052	204,000	131,492
2.97%, 9/16/2062	349,000	206,500
3.20%, 5/20/2041	306,000	231,131
3.25%, 2/5/2050	594,000	413,858
3.35%, 8/15/2046 (b)	97,000	70,066
3.38%, 2/1/2035	136,000	116,129
3.38%, 2/14/2042	164,000	126,037
3.50%, 2/14/2053	450,000	322,533
3.55%, 5/20/2061	324,000	223,297
Series MTN, 3.55%, 8/15/2039	187,000	152,418
3.60%, 9/15/2037	162,000	136,046
3.75%, 2/5/2070	376,000	262,512
3.80%, 10/1/2051	367,000	280,425
3.80%, 4/6/2071	360,000	253,386
3.84%, 3/20/2060	645,000	474,352
3.85%, 2/14/2072	162,000	115,508
3.88%, 2/1/2055	197,000	148,895
3.95%, 8/15/2059	285,000	214,189
4.00%, 4/15/2047	205,000	163,524
4.05%, 11/15/2045	279,000	226,570
4.05%, 3/1/2046	206,000	166,743
Security Description	Principal Amount	Value
4.10%, 9/15/2067	$335,000	$253,079
4.30%, 3/1/2049	243,000	202,502
4.50%, 9/10/2048	268,000	231,271
4.95%, 9/9/2052	220,000	205,328
5.15%, 1/20/2063	229,000	211,193
United Parcel Service, Inc.:
3.40%, 11/15/2046	174,000	129,091
3.63%, 10/1/2042	131,000	103,266
3.75%, 11/15/2047	298,000	228,420
4.25%, 3/15/2049	239,374	197,677
4.88%, 11/15/2040	132,000	123,437
5.05%, 3/3/2053	398,000	372,138
5.20%, 4/1/2040	171,000	167,231
5.30%, 4/1/2050	382,000	371,552
5.50%, 5/22/2054	374,000	370,653
5.60%, 5/22/2064	670,000	662,529
6.20%, 1/15/2038	441,000	477,872
		28,266,695
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	163,000	103,029
5.20%, 3/15/2044	49,000	45,265
6.05%, 6/5/2054	535,000	536,161
6.90%, 5/1/2034	120,000	130,620
		815,075
WATER — 0.3%
American Water Capital Corp.:
4.00%, 12/1/2046	222,000	174,790
4.15%, 6/1/2049	272,000	218,144
4.20%, 9/1/2048	231,000	187,371
4.30%, 9/1/2045	190,000	159,423
5.45%, 3/1/2054	536,000	517,658
6.59%, 10/15/2037	244,000	271,150
Essential Utilities, Inc.:
3.35%, 4/15/2050	232,000	155,950
4.28%, 5/1/2049	252,000	199,448
5.30%, 5/1/2052	240,000	219,041
		2,102,975
TOTAL CORPORATE BONDS & NOTES (Cost $908,287,994)		779,269,897
Shares
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	2,293,303	2,293,991

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	30,320,260	$30,320,260
TOTAL SHORT-TERM INVESTMENTS (Cost $32,614,068)		32,614,251
TOTAL INVESTMENTS — 102.2% (Cost $940,902,062)		811,884,148
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(17,304,513)
NET ASSETS — 100.0%		$794,579,635
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$779,269,897	$—	$779,269,897
Short-Term Investments	32,614,251	—	—	32,614,251
TOTAL INVESTMENTS	$32,614,251	$779,269,897	$—	$811,884,148

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,549	$242,597	$85,067,560	$83,016,134	$(215)	$183	2,293,303	$2,293,991	$111,663
State Street Navigator Securities Lending Portfolio II	12,406,265	12,406,265	135,336,268	117,422,273	—	—	30,320,260	30,320,260	118,261
Total		$12,648,862	$220,403,828	$200,438,407	$(215)	$183		$32,614,251	$229,924
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$167,022,100	$102,692,494
1.13%, 8/15/2040	208,349,100	126,865,069
1.25%, 5/15/2050	253,229,700	125,506,970
1.38%, 11/15/2040	227,687,100	143,620,754
1.38%, 8/15/2050	282,545,900	144,584,035
1.63%, 11/15/2050	281,030,000	153,820,014
1.75%, 8/15/2041	315,878,800	208,628,076
1.88%, 2/15/2041	280,293,600	191,782,137
1.88%, 2/15/2051	310,609,500	181,366,828
1.88%, 11/15/2051	296,662,400	172,203,252
2.00%, 11/15/2041	265,699,500	182,502,344
2.00%, 2/15/2050	212,433,700	129,020,280
2.00%, 8/15/2051	320,759,400	192,706,233
2.25%, 5/15/2041	230,912,400	167,050,689
2.25%, 8/15/2046	143,000,400	95,296,360
2.25%, 8/15/2049	175,425,500	113,396,140
2.25%, 2/15/2052	270,285,400	172,180,246
2.38%, 2/15/2042	213,013,200	155,033,670
2.38%, 11/15/2049	175,393,900	116,472,512
2.38%, 5/15/2051	313,735,400	206,624,174
2.50%, 2/15/2045	129,297,100	92,204,994
2.50%, 2/15/2046	108,251,900	76,266,846
2.50%, 5/15/2046	109,219,100	76,743,483
2.75%, 8/15/2042	62,127,600	47,770,300
2.75%, 11/15/2042	85,356,700	65,404,571
2.75%, 8/15/2047	138,241,900	100,700,584
2.75%, 11/15/2047	126,173,100	91,731,787
2.88%, 5/15/2043	123,533,600	95,892,957
2.88%, 8/15/2045	99,252,900	75,354,663
2.88%, 11/15/2046	56,784,400	42,623,790
2.88%, 5/15/2049	190,985,100	141,060,401
2.88%, 5/15/2052	283,292,300	207,644,403
3.00%, 5/15/2042	50,043,400	40,152,009
3.00%, 11/15/2044	112,135,000	87,570,427
3.00%, 5/15/2045	71,724,700	55,743,540
3.00%, 11/15/2045	53,671,000	41,553,095
3.00%, 2/15/2047	87,263,100	66,878,985
3.00%, 5/15/2047	90,671,600	69,363,774
3.00%, 2/15/2048	136,364,200	103,743,326
3.00%, 8/15/2048	159,351,900	120,908,254
3.00%, 2/15/2049	171,036,900	129,587,176
3.00%, 8/15/2052	254,225,300	191,264,816
3.13%, 11/15/2041	55,629,600	45,816,191
3.13%, 2/15/2042	36,541,900	30,004,326
3.13%, 2/15/2043	74,544,800	60,346,345
3.13%, 8/15/2044	118,257,700	94,476,816
3.13%, 5/15/2048	152,497,400	118,566,728
3.25%, 5/15/2042	227,089,400	188,803,546
3.38%, 8/15/2042	204,573,700	172,800,847
3.38%, 5/15/2044	92,176,700	76,794,713
3.38%, 11/15/2048	158,072,500	128,384,509
3.50%, 2/15/2039	26,453,400	23,787,393
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$104,696,300	$90,954,911
3.63%, 2/15/2044	103,758,400	89,864,502
3.63%, 2/15/2053	257,930,900	219,442,773
3.63%, 5/15/2053	257,066,200	218,787,436
3.75%, 8/15/2041	61,682,200	55,697,099
3.75%, 11/15/2043	93,840,800	82,931,807
3.88%, 8/15/2040	67,096,100	62,189,698
3.88%, 2/15/2043	193,997,200	175,385,594
3.88%, 5/15/2043	200,318,100	180,755,786
4.00%, 11/15/2042	205,183,400	189,121,387
4.00%, 11/15/2052	252,667,200	230,203,507
4.13%, 8/15/2053	270,807,900	252,232,171
4.25%, 5/15/2039	31,943,600	31,214,887
4.25%, 11/15/2040	68,182,500	66,030,490
4.25%, 2/15/2054	300,119,800	285,864,109
4.38%, 2/15/2038	22,134,200	22,082,323
4.38%, 11/15/2039	49,053,000	48,501,154
4.38%, 5/15/2040	41,562,600	40,984,620
4.38%, 5/15/2041	34,149,600	33,482,616
4.38%, 8/15/2043	218,663,600	211,112,873
4.50%, 2/15/2036 (a)	35,186,800	35,808,067
4.50%, 5/15/2038	23,135,600	23,348,881
4.50%, 8/15/2039	48,013,500	48,156,040
4.50%, 2/15/2044	194,612,700	190,963,712
4.63%, 2/15/2040	39,939,200	40,563,250
4.63%, 5/15/2044 (a)	129,856,400	129,612,919
4.63%, 5/15/2054	206,839,700	209,748,383
4.75%, 2/15/2037	16,379,500	16,988,613
4.75%, 2/15/2041	62,607,800	64,270,820
4.75%, 11/15/2043	184,233,800	186,738,228
4.75%, 11/15/2053	281,697,400	291,292,718
5.00%, 5/15/2037	24,755,600	26,264,144
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,109,735,499)		9,891,893,390
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b) (c)	4,664,472	4,664,472
State Street Navigator Securities Lending Portfolio II (d) (e)	94,348,495	94,348,495
TOTAL SHORT-TERM INVESTMENTS (Cost $99,012,967)		99,012,967
TOTAL INVESTMENTS — 99.7% (Cost $12,208,748,466)		9,990,906,357
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		27,908,797
NET ASSETS — 100.0%		$10,018,815,154

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$9,891,893,390	$—	$9,891,893,390
Short-Term Investments	99,012,967	—	—	99,012,967
TOTAL INVESTMENTS	$99,012,967	$9,891,893,390	$—	$9,990,906,357

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,338	$1,049,338	$490,022,720	$486,407,586	$—	$—	4,664,472	$4,664,472	$1,079,937
State Street Navigator Securities Lending Portfolio II	100,014,610	100,014,610	13,756,711,665	13,762,377,780	—	—	94,348,495	94,348,495	694,076
Total		$101,063,948	$14,246,734,385	$14,248,785,366	$—	$—		$99,012,967	$1,774,013
See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$88,000	$54,106
1.13%, 8/15/2040	104,000	63,326
1.25%, 5/15/2050	120,000	59,475
1.38%, 11/15/2040	112,000	70,648
1.38%, 8/15/2050	144,000	73,688
1.63%, 11/15/2050	136,000	74,439
1.75%, 8/15/2041	135,000	89,163
1.88%, 2/15/2041	144,000	98,527
1.88%, 2/15/2051	160,000	93,425
1.88%, 11/15/2051	144,000	83,588
2.00%, 11/15/2041	128,000	87,920
2.00%, 2/15/2050	112,000	68,023
2.00%, 8/15/2051	156,000	93,722
2.25%, 5/15/2041	120,000	86,812
2.25%, 8/15/2046	72,000	47,981
2.25%, 8/15/2049	92,000	59,469
2.25%, 2/15/2052	128,000	81,540
2.38%, 2/15/2042	104,000	75,693
2.38%, 11/15/2049	88,000	58,438
2.38%, 5/15/2051	156,000	102,741
2.50%, 2/15/2045	68,000	48,493
2.50%, 2/15/2046	56,000	39,454
2.50%, 5/15/2046	56,000	39,349
2.75%, 8/15/2042	32,000	24,605
2.75%, 11/15/2042	44,000	33,715
2.75%, 8/15/2047	72,000	52,448
2.75%, 11/15/2047	72,000	52,346
2.88%, 5/15/2043	64,000	49,680
2.88%, 8/15/2045	48,000	36,443
2.88%, 11/15/2046	32,000	24,020
2.88%, 5/15/2049	96,000	70,905
2.88%, 5/15/2052	128,000	93,820
3.00%, 5/15/2042	32,000	25,675
3.00%, 11/15/2044	48,000	37,485
3.00%, 5/15/2045	32,000	24,870
3.00%, 11/15/2045	32,000	24,775
3.00%, 2/15/2047	64,000	49,050
3.00%, 5/15/2047	48,000	36,720
3.00%, 2/15/2048	80,000	60,863
3.00%, 8/15/2048	92,000	69,805
3.00%, 2/15/2049	96,000	72,735
3.00%, 8/15/2052	120,000	90,281
3.13%, 11/15/2041	32,000	26,355
3.13%, 2/15/2042	32,000	26,275
3.13%, 2/15/2043	40,000	32,381
3.13%, 8/15/2044	56,000	44,739
3.13%, 5/15/2048	80,000	62,200
3.25%, 5/15/2042	96,000	79,815
3.38%, 8/15/2042	80,000	67,575
3.38%, 5/15/2044	48,000	39,990
3.38%, 11/15/2048	96,000	77,970
3.63%, 8/15/2043	48,000	41,700
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$48,000	$41,573
3.63%, 2/15/2053	120,000	102,094
3.63%, 5/15/2053	120,000	102,131
3.75%, 8/15/2041	32,000	28,895
3.75%, 11/15/2043	44,000	38,885
3.88%, 8/15/2040	32,000	29,660
3.88%, 2/15/2043	80,000	72,325
3.88%, 5/15/2043	80,000	72,188
4.00%, 11/15/2042	80,000	73,738
4.00%, 11/15/2052	120,000	109,331
4.13%, 8/15/2053	136,000	126,671
4.25%, 5/15/2039	32,000	31,270
4.25%, 11/15/2040	32,000	30,990
4.25%, 2/15/2054	144,000	137,160
4.38%, 11/15/2039	32,000	31,640
4.38%, 5/15/2040	32,000	31,555
4.38%, 5/15/2041	32,000	31,375
4.38%, 8/15/2043	84,000	81,099
4.50%, 2/15/2036	24,000	24,424
4.50%, 8/15/2039	32,000	32,095
4.50%, 2/15/2044	88,000	86,350
4.63%, 2/15/2040	32,000	32,500
4.63%, 5/15/2044	15,000	14,972
4.63%, 5/15/2054	40,000	40,563
4.75%, 2/15/2041	32,000	32,850
4.75%, 11/15/2043	88,000	89,196
4.75%, 11/15/2053	136,000	140,632
U.S. Treasury Notes:
0.25%, 7/31/2025	88,000	83,569
0.25%, 8/31/2025	96,000	90,821
0.25%, 9/30/2025	112,000	105,595
0.25%, 10/31/2025	112,000	105,236
0.38%, 11/30/2025	112,000	105,061
0.38%, 12/31/2025	120,000	112,214
0.38%, 1/31/2026	128,000	119,285
0.38%, 7/31/2027	96,000	84,668
0.38%, 9/30/2027	104,000	91,195
0.50%, 2/28/2026	128,000	119,190
0.50%, 4/30/2027	72,000	64,339
0.50%, 5/31/2027	72,000	64,148
0.50%, 6/30/2027	80,000	71,094
0.50%, 8/31/2027	80,000	70,638
0.50%, 10/31/2027	96,000	84,263
0.63%, 7/31/2026	120,000	110,391
0.63%, 3/31/2027	48,000	43,174
0.63%, 11/30/2027	104,000	91,422
0.63%, 12/31/2027	120,000	105,169
0.63%, 5/15/2030	168,000	135,791
0.63%, 8/15/2030	224,800	180,156
0.75%, 3/31/2026	120,000	111,919
0.75%, 4/30/2026	120,000	111,605
0.75%, 5/31/2026	128,000	118,710
0.75%, 8/31/2026	128,000	117,730
0.75%, 1/31/2028	128,000	112,380
0.88%, 6/30/2026	112,000	103,897

See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
0.88%, 9/30/2026	$120,000	$110,447
0.88%, 11/15/2030	232,800	188,313
1.00%, 7/31/2028	128,000	111,810
1.13%, 10/31/2026	120,000	110,747
1.13%, 2/28/2027	32,000	29,260
1.13%, 2/29/2028	128,000	113,710
1.13%, 8/31/2028	128,000	112,140
1.13%, 2/15/2031	224,800	183,809
1.25%, 11/30/2026	128,000	118,220
1.25%, 12/31/2026	120,000	110,625
1.25%, 3/31/2028	120,000	106,856
1.25%, 4/30/2028	128,000	113,720
1.25%, 5/31/2028	128,000	113,470
1.25%, 6/30/2028	120,000	106,172
1.25%, 9/30/2028	128,000	112,480
1.25%, 8/15/2031	240,800	195,424
1.38%, 8/31/2026	48,000	44,749
1.38%, 10/31/2028	120,000	105,816
1.38%, 12/31/2028	120,000	105,403
1.38%, 11/15/2031	232,800	189,368
1.50%, 8/15/2026	112,000	104,807
1.50%, 1/31/2027	168,000	155,479
1.50%, 11/30/2028	120,000	106,209
1.50%, 2/15/2030	120,000	103,022
1.63%, 2/15/2026	112,000	106,378
1.63%, 5/15/2026	104,000	98,187
1.63%, 9/30/2026	40,000	37,438
1.63%, 10/31/2026	48,000	44,824
1.63%, 11/30/2026	48,000	44,726
1.63%, 8/15/2029	96,000	84,143
1.63%, 5/15/2031	224,800	188,691
1.75%, 12/31/2026	48,000	44,801
1.75%, 1/31/2029	112,000	99,890
1.75%, 11/15/2029	72,000	63,236
1.88%, 6/30/2026	48,000	45,428
1.88%, 7/31/2026	48,000	45,319
1.88%, 2/28/2027	112,000	104,484
1.88%, 2/28/2029	104,000	93,121
1.88%, 2/15/2032	220,800	185,334
2.00%, 8/15/2025	120,000	116,016
2.00%, 11/15/2026	112,000	105,394
2.13%, 5/31/2026	56,000	53,329
2.25%, 11/15/2025	128,000	123,420
2.25%, 3/31/2026	56,000	53,624
2.25%, 2/15/2027	96,000	90,502
2.25%, 8/15/2027	96,000	89,707
2.25%, 11/15/2027	96,000	89,317
2.38%, 4/30/2026	40,000	38,327
2.38%, 5/15/2027	120,000	113,025
2.38%, 3/31/2029	104,000	95,144
2.38%, 5/15/2029	104,000	94,973
2.50%, 2/28/2026	56,000	53,909
2.50%, 3/31/2027	112,000	106,164
2.63%, 12/31/2025	48,000	46,431
2.63%, 1/31/2026	56,000	54,084
Security Description	Principal Amount	Value
2.63%, 5/31/2027	$104,000	$98,629
2.63%, 2/15/2029	128,000	118,660
2.63%, 7/31/2029	80,000	73,719
2.75%, 8/31/2025	48,000	46,751
2.75%, 4/30/2027	104,000	99,084
2.75%, 7/31/2027	96,000	91,155
2.75%, 2/15/2028	128,000	120,670
2.75%, 5/31/2029	96,000	89,190
2.75%, 8/15/2032	216,800	192,918
2.88%, 7/31/2025	44,000	42,988
2.88%, 11/30/2025	56,000	54,434
2.88%, 5/15/2028	136,000	128,477
2.88%, 8/15/2028	136,000	128,127
2.88%, 4/30/2029	96,000	89,782
2.88%, 5/15/2032	216,800	195,323
3.00%, 7/15/2025	80,000	78,316
3.00%, 9/30/2025	48,000	46,830
3.00%, 10/31/2025	40,000	38,981
3.13%, 8/15/2025	80,000	78,316
3.13%, 8/31/2027	96,000	92,107
3.13%, 11/15/2028	128,000	121,540
3.13%, 8/31/2029	80,000	75,456
3.25%, 6/30/2027	96,000	92,632
3.25%, 6/30/2029	88,000	83,614
3.38%, 5/15/2033	212,800	197,239
3.50%, 9/15/2025	88,000	86,408
3.50%, 1/31/2028	88,000	85,229
3.50%, 4/30/2028	88,000	85,119
3.50%, 1/31/2030	80,000	76,625
3.50%, 4/30/2030	76,000	72,675
3.50%, 2/15/2033	216,800	203,182
3.63%, 5/15/2026	88,000	86,206
3.63%, 3/31/2028	88,000	85,525
3.63%, 5/31/2028	88,000	85,491
3.63%, 3/31/2030	72,000	69,334
3.75%, 4/15/2026	88,000	86,419
3.75%, 12/31/2028	120,000	116,953
3.75%, 5/31/2030	72,000	69,733
3.75%, 6/30/2030	72,000	69,705
3.75%, 12/31/2030	88,000	85,016
3.88%, 1/15/2026	88,000	86,677
3.88%, 11/30/2027	88,000	86,323
3.88%, 12/31/2027	88,000	86,323
3.88%, 9/30/2029	80,000	78,175
3.88%, 11/30/2029	72,000	70,329
3.88%, 12/31/2029	72,000	70,301
3.88%, 8/15/2033	232,800	223,997
4.00%, 12/15/2025	88,000	86,862
4.00%, 2/15/2026	88,000	86,811
4.00%, 1/15/2027	112,000	110,381
4.00%, 2/29/2028	88,000	86,652
4.00%, 6/30/2028	88,000	86,666
4.00%, 1/31/2029	128,000	126,050
4.00%, 10/31/2029	76,000	74,706
4.00%, 2/28/2030	76,000	74,640

See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 7/31/2030	$76,000	$74,563
4.00%, 1/31/2031	88,000	86,240
4.00%, 2/15/2034	256,800	249,337
4.13%, 6/15/2026	88,000	86,996
4.13%, 2/15/2027	112,000	110,722
4.13%, 9/30/2027	96,000	94,920
4.13%, 10/31/2027	88,000	87,017
4.13%, 7/31/2028	88,000	87,072
4.13%, 3/31/2029	144,000	142,549
4.13%, 8/31/2030	80,000	78,994
4.13%, 3/31/2031	92,000	90,792
4.13%, 11/15/2032	208,800	205,309
4.25%, 10/15/2025	88,000	87,165
4.25%, 12/31/2025	120,000	118,852
4.25%, 1/31/2026	128,000	126,775
4.25%, 3/15/2027	120,000	119,044
4.25%, 2/28/2029	136,000	135,405
4.25%, 6/30/2029 (a)	40,000	39,833
4.25%, 2/28/2031	88,000	87,491
4.25%, 6/30/2031 (a)	70,000	69,606
4.38%, 8/15/2026	88,000	87,422
4.38%, 12/15/2026	112,000	111,370
4.38%, 8/31/2028	96,000	95,887
4.38%, 11/30/2028	120,000	120,000
4.38%, 11/30/2030	80,000	80,081
4.38%, 5/15/2034	125,000	125,039
4.50%, 11/15/2025	88,000	87,460
4.50%, 3/31/2026	144,000	143,246
4.50%, 7/15/2026	88,000	87,622
4.50%, 4/15/2027	128,000	127,820
4.50%, 5/15/2027	75,000	74,906
4.50%, 5/31/2029	120,000	120,825
4.50%, 11/15/2033	244,800	247,095
4.63%, 2/28/2026	136,000	135,517
4.63%, 3/15/2026	88,000	87,697
4.63%, 6/30/2026 (a)	25,000	24,955
4.63%, 9/15/2026	96,000	95,887
4.63%, 10/15/2026	96,000	95,925
4.63%, 11/15/2026	104,000	103,959
4.63%, 6/15/2027	25,000	25,074
Security Description	Principal Amount	Value
4.63%, 9/30/2028	$104,000	$104,877
4.63%, 4/30/2029	152,000	153,757
4.63%, 9/30/2030	80,000	81,144
4.63%, 4/30/2031	96,000	97,560
4.63%, 5/31/2031	75,000	76,219
4.75%, 7/31/2025	80,000	79,716
4.88%, 11/30/2025	120,000	119,859
4.88%, 4/30/2026	152,000	152,237
4.88%, 5/31/2026	50,000	50,102
4.88%, 10/31/2028	112,000	114,109
4.88%, 10/31/2030	80,000	82,269
5.00%, 8/31/2025	96,000	95,917
5.00%, 9/30/2025	104,000	103,959
5.00%, 10/31/2025	112,000	112,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,782,059)		23,874,150
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b) (c) (Cost $235,074)	235,074	235,074
TOTAL INVESTMENTS — 99.7% (Cost $24,017,133)		24,109,224
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		73,269
NET ASSETS — 100.0%		$24,182,493
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$23,874,150	$—	$23,874,150
Short-Term Investment	235,074	—	—	235,074
TOTAL INVESTMENTS	$235,074	$23,874,150	$—	$24,109,224
See accompanying notes to financial statements.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 5/22/24*	Value at 5/22/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$498,119	$263,045	$—	$—	235,074	$235,074	$681
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	$5,759,000	$5,573,042
AEROSPACE & DEFENSE — 1.8%
Boeing Co.:
2.20%, 2/4/2026	31,951,000	30,053,430
2.25%, 6/15/2026	6,531,000	6,082,386
2.60%, 10/30/2025	2,206,000	2,109,465
2.70%, 2/1/2027	6,536,000	6,027,172
2.75%, 2/1/2026	8,859,000	8,412,595
2.80%, 3/1/2027	187,000	171,946
3.10%, 5/1/2026	4,863,000	4,613,723
5.04%, 5/1/2027 (a)	17,550,000	17,164,953
6.26%, 5/1/2027 (b)	2,215,000	2,231,059
General Dynamics Corp.:
1.15%, 6/1/2026	3,270,000	3,039,661
2.13%, 8/15/2026	824,000	775,417
3.50%, 4/1/2027	3,907,000	3,761,738
Hexcel Corp.:
4.20%, 2/15/2027	3,500,000	3,375,575
4.95%, 8/15/2025	1,748,000	1,729,366
Howmet Aerospace, Inc. 5.90%, 2/1/2027 (a)	2,768,000	2,803,403
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	5,078,000	4,908,649
5.40%, 1/15/2027	4,219,000	4,235,412
Lockheed Martin Corp. 3.55%, 1/15/2026	5,754,000	5,613,833
Northrop Grumman Corp. 3.20%, 2/1/2027 (a)	1,834,000	1,749,856
RTX Corp.:
2.65%, 11/1/2026	5,336,000	5,036,864
3.13%, 5/4/2027	6,367,000	6,037,699
3.50%, 3/15/2027	6,112,000	5,859,147
3.95%, 8/16/2025	5,283,000	5,193,347
5.00%, 2/27/2026	1,241,000	1,234,882
5.75%, 11/8/2026	5,909,000	5,972,344
		138,193,922
AGRICULTURE — 1.0%
Altria Group, Inc.:
2.63%, 9/16/2026	3,920,000	3,693,738
4.40%, 2/14/2026	4,170,000	4,102,529
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	7,107,000	6,735,517
BAT Capital Corp.:
3.22%, 9/6/2026	8,330,000	7,950,319
4.70%, 4/2/2027 (a)	1,050,000	1,033,652
BAT International Finance PLC 1.67%, 3/25/2026	17,664,000	16,555,054
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	3,963,000	3,791,481
3.25%, 8/15/2026	4,958,000	4,744,955
Security Description	Principal Amount	Value
Philip Morris International, Inc.:
0.88%, 5/1/2026	$6,629,000	$6,123,671
2.75%, 2/25/2026	3,884,000	3,722,270
4.75%, 2/12/2027	11,294,000	11,204,326
4.88%, 2/13/2026	5,050,000	5,012,327
5.00%, 11/17/2025	4,025,000	4,004,875
		78,674,714
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	1,156,496	1,088,206
Series 2014-1, Class A, 3.70%, 4/1/2028	184,875	176,497
Southwest Airlines Co. 5.13%, 6/15/2027	1,000,000	995,190
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	1,096,545	1,052,244
Series 2014-1, Class A, 4.00%, 10/11/2027	2,231,295	2,161,232
Series 2013-1, Class A, 4.30%, 2/15/2027	2,019,247	1,981,870
Series 2020-1, Class B, 4.88%, 7/15/2027	450,576	444,354
		7,899,593
APPAREL — 0.5%
NIKE, Inc.:
2.38%, 11/1/2026	10,443,000	9,843,885
2.75%, 3/27/2027 (a)	2,001,000	1,894,947
PVH Corp. 4.63%, 7/10/2025	9,478,000	9,371,278
Ralph Lauren Corp. 3.75%, 9/15/2025	7,498,000	7,346,840
Tapestry, Inc.:
7.00%, 11/27/2026 (a)	7,164,000	7,362,873
7.05%, 11/27/2025	4,257,000	4,328,730
VF Corp. 2.80%, 4/23/2027	513,000	468,436
		40,616,989
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series MTN, 1.00%, 9/10/2025	3,825,000	3,629,887
Series MTN, 1.20%, 7/8/2025	3,936,000	3,771,318
Series MTN, 1.30%, 9/9/2026	5,967,000	5,494,712
Series GMTN, 2.30%, 9/9/2026	4,244,000	3,993,604
Series MTN, 2.35%, 1/8/2027	2,153,000	2,013,292
4.75%, 1/12/2026 (a)	3,862,000	3,831,452

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.90%, 3/12/2027 (a)	$3,648,000	$3,634,940
Series GMTN, 4.95%, 1/9/2026 (a)	3,884,000	3,864,502
Series GMTN, 5.25%, 7/7/2026 (a)	8,334,000	8,351,085
Series GMTN, 5.80%, 10/3/2025	3,656,000	3,674,572
Cummins, Inc. 0.75%, 9/1/2025	1,263,000	1,199,421
Ford Motor Co. 4.35%, 12/8/2026 (a)	7,147,000	6,939,380
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	28,212,000	26,503,199
3.38%, 11/13/2025	24,431,000	23,643,833
4.13%, 8/4/2025	700,000	686,868
4.27%, 1/9/2027	3,789,000	3,650,285
Series GMTN, 4.39%, 1/8/2026	850,000	831,903
4.54%, 8/1/2026	1,690,000	1,645,536
4.95%, 5/28/2027	7,900,000	7,716,088
5.80%, 3/5/2027	7,023,000	7,024,545
5.85%, 5/17/2027	14,955,000	14,968,759
6.95%, 3/6/2026	453,000	460,484
6.95%, 6/10/2026	350,000	356,597
General Motors Co.:
6.13%, 10/1/2025	8,253,000	8,295,008
6.80%, 10/1/2027	6,306,000	6,547,015
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	6,215,000	5,820,161
1.50%, 6/10/2026	16,511,000	15,292,488
2.35%, 2/26/2027	4,916,000	4,546,661
3.50%, 11/7/2024	500	496
4.00%, 10/6/2026	500,000	484,150
4.30%, 7/13/2025	3,994,000	3,940,440
4.35%, 1/17/2027	4,332,000	4,219,151
5.00%, 4/9/2027	2,420,000	2,395,679
5.35%, 7/15/2027	5,385,000	5,370,945
5.40%, 4/6/2026	10,786,000	10,762,810
5.40%, 5/8/2027	300,000	299,835
6.05%, 10/10/2025	9,059,000	9,096,142
Honda Motor Co. Ltd. 2.53%, 3/10/2027	3,303,000	3,094,746
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	562,000	522,711
Series MTN, 2.00%, 2/4/2027	4,000	3,710
Series MTN, 3.55%, 8/11/2025	3,134,000	3,077,463
Series MTN, 4.45%, 3/30/2026	3,523,000	3,489,426
Series MTN, 4.95%, 10/3/2025	500,000	498,095
5.00%, 5/13/2027	3,000,000	3,008,310
Security Description	Principal Amount	Value
Series MTN, 5.05%, 8/10/2026	$3,964,000	$3,961,265
Series DMTN, 5.20%, 11/9/2026	3,460,000	3,469,446
Toyota Motor Corp.:
1.34%, 3/25/2026	4,023,000	3,771,080
5.28%, 7/13/2026	3,969,000	3,981,859
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	3,629,300	3,430,596
Series MTN, 0.80%, 1/9/2026 (a)	3,806,000	3,566,260
Series MTN, 1.13%, 6/18/2026	9,057,000	8,387,688
Series MTN, 1.80%, 2/13/2025	700	684
Series MTN, 1.90%, 1/13/2027 (a)	3,283,000	3,036,972
Series MTN, 3.00%, 4/1/2025	800	786
Series MTN, 3.05%, 3/22/2027	4,632,000	4,399,705
Series MTN, 3.20%, 1/11/2027	3,811,400	3,647,243
Series MTN, 3.65%, 8/18/2025	3,888,000	3,817,783
4.45%, 5/18/2026	4,551,000	4,494,385
Series MTN, 4.80%, 1/5/2026 (a)	3,690,000	3,671,107
Series B, 5.00%, 3/19/2027 (a)	3,977,000	3,975,767
Series MTN, 5.00%, 8/14/2026	8,389,000	8,368,615
5.20%, 5/15/2026 (a)	6,076,000	6,084,749
5.40%, 11/10/2025	3,863,000	3,870,919
5.40%, 11/20/2026	8,367,000	8,424,900
5.60%, 9/11/2025	3,776,000	3,790,084
		316,803,597
AUTO PARTS & EQUIPMENT — 0.1%
Magna International, Inc. 4.15%, 10/1/2025	11,132,000	10,952,663
BANKS — 34.7%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025 (a)	4,133,000	4,051,001
4.75%, 1/18/2027 (a)	6,432,000	6,400,548
5.00%, 3/18/2026	10,155,000	10,127,480
5.09%, 12/8/2025	5,540,000	5,531,468
5.38%, 7/3/2025	3,638,000	3,640,583
5.67%, 10/3/2025 (a)	3,796,000	3,815,398
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025 (a)	3,937,000	3,729,048
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (c)	4,648,000	4,649,487

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	$5,773,000	$5,293,091
1.85%, 3/25/2026 (a)	9,784,000	9,172,794
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	1,079,000	1,039,746
4.25%, 4/11/2027 (a)	6,210,000	6,008,113
5.15%, 8/18/2025	16,385,000	16,262,932
5.18%, 11/19/2025 (a)	6,335,000	6,271,840
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	6,055,000	6,044,888
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	3,837,000	3,925,596
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	13,496,500	12,734,488
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a) (c)	28,960,000	27,764,242
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	12,535,000	11,753,192
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	27,982,000	25,929,240
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	4,850,000	4,526,311
Series GMTN, 3.50%, 4/19/2026	10,615,000	10,294,745
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	15,741,000	15,222,806
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	10,632,000	10,185,031
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	9,390,000	9,053,087
Series L, 4.18%, 11/25/2027	17,197,000	16,599,920
Series MTN, 4.25%, 10/22/2026	10,574,000	10,306,478
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	9,589,000	9,359,056
Series MTN, 4.45%, 3/3/2026	22,179,000	21,803,066
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	11,432,000	11,320,538
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	14,805,000	14,711,728
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	7,342,000	7,417,549
6.22%, 9/15/2026	1,881,000	1,917,774
Bank of America NA 5.53%, 8/18/2026	9,971,000	10,039,301
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	3,520,000	3,288,138
Series MTN, 1.25%, 9/15/2026	6,960,000	6,376,265
Security Description	Principal Amount	Value
Series MTN, 2.65%, 3/8/2027 (a)	$4,308,000	$4,039,224
5.27%, 12/11/2026 (a)	9,157,000	9,142,257
5.30%, 6/5/2026	10,345,000	10,336,517
5.37%, 6/4/2027 (a)	13,375,000	13,435,455
5.92%, 9/25/2025	4,165,000	4,184,992
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	3,641,000	3,397,053
Series MTN, 1.05%, 10/15/2026	3,149,000	2,875,226
Series MTN, 2.05%, 1/26/2027	3,679,000	3,424,303
Series MTN, 2.45%, 8/17/2026	3,976,000	3,767,419
Series MTN, 2.80%, 5/4/2026	2,195,000	2,106,190
Series MTN, 3.25%, 5/16/2027	8,300,000	7,925,255
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	4,000,000	3,825,960
Series MTN, 3.95%, 11/18/2025 (a)	1,991,000	1,957,193
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	2,162,000	2,091,389
SOFR + 1.35%, 4.41%, 7/24/2026 (c)	5,471,000	5,408,740
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	6,372,000	6,332,940
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	7,260,000	6,759,278
1.30%, 9/15/2026	3,651,000	3,346,616
1.35%, 6/24/2026 (a)	3,712,000	3,435,122
1.95%, 2/2/2027 (a)	1,900,000	1,752,484
2.70%, 8/3/2026	3,855,000	3,651,996
2.95%, 3/11/2027	5,803,000	5,475,247
4.50%, 12/16/2025 (a)	9,190,000	9,045,993
4.75%, 2/2/2026 (a)	4,309,000	4,265,134
5.35%, 12/7/2026 (a)	11,124,000	11,135,458
Series GMTN, 5.40%, 6/4/2027	10,250,000	10,300,225
BankUnited, Inc. 4.88%, 11/17/2025 (a)	7,646,000	7,506,537
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	14,314,000	13,239,019
4.34%, 1/10/2028	4,738,000	4,556,535
4.38%, 1/12/2026	904,000	889,129
5.20%, 5/12/2026	24,652,000	24,365,790
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	3,054,000	3,033,905
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (c)	3,930,000	3,935,306
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	10,431,000	10,441,848

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	$6,395,000	$6,500,645
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	5,638,000	5,738,413
BPCE SA Series MTN, 3.38%, 12/2/2026	1,686,000	1,614,767
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	3,252,000	3,069,628
1.25%, 6/22/2026 (a)	4,325,000	4,004,344
3.45%, 4/7/2027 (a)	1,879,000	1,798,015
3.95%, 8/4/2025	5,553,000	5,459,821
5.24%, 6/28/2027	8,000,000	7,987,920
5.62%, 7/17/2026 (a)	3,640,000	3,658,346
5.93%, 10/2/2026 (a)	6,836,000	6,923,364
Citibank NA:
5.44%, 4/30/2026	10,720,000	10,758,056
5.49%, 12/4/2026	21,025,000	21,128,863
5.86%, 9/29/2025	665,000	668,332
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	22,330,000	20,833,890
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	12,605,000	11,685,339
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	188,768
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	24,073,000	23,584,800
3.20%, 10/21/2026	6,070,000	5,785,681
3.40%, 5/1/2026	13,450,000	12,987,992
3.70%, 1/12/2026	11,111,000	10,822,892
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	10,029,000	9,685,707
4.30%, 11/20/2026	450,000	439,299
4.60%, 3/9/2026	18,325,000	18,033,449
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	154,000	151,510
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	18,295,000	18,288,231
Citizens Bank NA 3.75%, 2/18/2026	5,705,000	5,522,554
Citizens Financial Group, Inc.:
2.85%, 7/27/2026 (a)	474,000	447,864
4.30%, 12/3/2025	4,229,000	4,135,835
Comerica Bank 4.00%, 7/27/2025 (a)	2,349,000	2,297,345
Commonwealth Bank of Australia:
5.32%, 3/13/2026 (a)	4,447,000	4,462,742
5.50%, 9/12/2025	3,917,000	3,929,965
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	9,336,000	8,988,794
4.38%, 8/4/2025	11,241,000	11,066,989
5.04%, 3/5/2027 (a)	11,115,000	11,096,883
Security Description	Principal Amount	Value
5.50%, 10/5/2026 (a)	$3,795,000	$3,818,946
Deutsche Bank AG:
1.69%, 3/19/2026	506,000	475,853
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	19,455,000	18,464,546
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	15,464,000	14,269,561
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	5,188,000	4,795,320
4.10%, 1/13/2026	3,344,000	3,279,615
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	3,764,000	3,756,886
SOFR + 3.19%, 6.12%, 7/14/2026 (c)	4,197,000	4,202,120
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	6,279,000	6,431,391
Discover Bank:
3.45%, 7/27/2026	6,353,000	6,067,814
4.25%, 3/13/2026	2,326,000	2,268,571
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	3,069,000	2,812,831
2.55%, 5/5/2027	2,500,000	2,315,875
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,265,000	1,210,301
Fifth Third Bank NA:
2.25%, 2/1/2027	4,709,000	4,356,060
3.85%, 3/15/2026	7,231,000	7,016,456
3.95%, 7/28/2025	837,000	822,227
FNB Corp. 5.15%, 8/25/2025 (a)	4,547,000	4,471,474
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	36,978,000	36,845,249
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	11,375,000	11,361,577
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	17,828,000	16,667,219
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	14,345,000	13,384,028
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	10,557,000	9,693,965
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,657,000	1,530,090
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	13,450,000	12,544,008
3.50%, 1/23/2025	9,453,000	9,337,012
3.50%, 11/16/2026	12,834,400	12,318,842
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	5,380,000	5,143,119
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	358,000	342,416
3.75%, 5/22/2025	14,934,000	14,691,771
3.75%, 2/25/2026	10,379,000	10,114,647
3.85%, 1/26/2027	2,594,000	2,506,945

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.25%, 10/21/2025	$6,641,000	$6,525,048
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	2,149,000	2,106,901
5.70%, 11/1/2024 (a)	5,462,000	5,459,105
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	9,403,000	9,408,172
SOFR + 0.49%, 5.84%, 10/21/2024 (c)	13,092,000	13,093,178
5.95%, 1/15/2027 (a)	3,928,000	3,993,755
HSBC Holdings PLC:
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	22,269,000	21,529,892
3.90%, 5/25/2026	1,646,000	1,601,328
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	13,440,000	12,948,902
4.25%, 8/18/2025	1,034,000	1,015,471
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	20,545,000	20,182,792
4.38%, 11/23/2026	3,909,000	3,809,203
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	1,500,000	1,475,445
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	9,131,000	9,166,428
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	9,854,000	9,922,584
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	12,337,000	12,603,603
HSBC USA, Inc. 5.29%, 3/4/2027	18,747,000	18,803,241
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (a) (c)	3,697,000	3,598,586
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (a) (c)	4,710,000	4,405,781
3.95%, 3/29/2027 (a)	15,297,000	14,779,197
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	1,300,000	1,253,512
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	4,423,000	4,470,547
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	8,276,000	7,711,329
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	16,895,000	15,874,880
Series MTN, COR, 1.05%, 6/23/2027	1,000	894
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	9,117,000	8,371,685
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	16,362,000	15,277,199
2.95%, 10/1/2026	6,862,000	6,537,153
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	1,154,000	1,087,056
Security Description	Principal Amount	Value
3.20%, 6/15/2026	$5,081,000	$4,893,155
3.30%, 4/1/2026	11,084,000	10,730,753
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	13,244,000	12,638,617
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	12,050,000	11,609,813
3.90%, 7/15/2025 (a)	9,892,000	9,740,949
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	12,747,000	12,452,672
SOFR + 1.32%, 4.08%, 4/26/2026 (a) (c)	9,062,000	8,941,657
4.13%, 12/15/2026	17,274,500	16,826,054
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	15,440,000	15,056,470
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	11,255,000	11,197,262
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	11,430,000	11,418,913
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	6,987,000	7,043,874
SOFR + 1.33%, 6.07%, 10/22/2027 (a) (c)	7,779,000	7,913,188
7.63%, 10/15/2026 (a)	1,374,000	1,447,591
7.75%, 7/15/2025 (a)	3,204,000	3,284,132
8.00%, 4/29/2027	9,204,000	9,883,071
JPMorgan Chase Bank NA 5.11%, 12/8/2026	28,924,000	28,910,406
KeyBank NA:
3.40%, 5/20/2026 (a)	7,448,000	7,074,185
4.15%, 8/8/2025 (a)	12,112,000	11,878,360
4.70%, 1/26/2026	4,741,000	4,647,745
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	360,000	327,089
Series MTN, 4.15%, 10/29/2025	212,000	207,243
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (a) (c)	4,065,000	3,775,450
3.75%, 1/11/2027 (a)	5,353,000	5,149,211
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,900,000	1,817,046
4.58%, 12/10/2025	17,602,000	17,280,235
4.65%, 3/24/2026	8,212,000	8,058,764
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (c)	9,392,000	9,285,683
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (a) (c)	4,981,000	4,971,586
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	5,822,000	5,855,302
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026 (a)	11,538,000	11,323,970
5.40%, 11/21/2025 (a)	3,862,000	3,842,304

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	$9,571,000	$9,170,549
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	10,570,000	9,778,941
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	5,661,000	5,211,686
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	6,988,000	6,493,459
2.76%, 9/13/2026	6,070,000	5,751,264
3.68%, 2/22/2027	4,048,000	3,905,834
3.85%, 3/1/2026	11,801,000	11,517,776
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	3,950,000	3,822,020
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	8,015,000	7,407,383
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	5,190,000	4,802,255
2.84%, 9/13/2026 (a)	1,443,000	1,366,838
3.66%, 2/28/2027	4,275,000	4,104,940
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	11,987,000	11,213,599
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	12,546,000	11,601,913
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	16,732,000	15,596,065
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	9,235,000	8,609,052
Series MTN, 3.13%, 7/27/2026	19,186,000	18,345,078
3.63%, 1/20/2027	11,046,000	10,649,117
Series GMTN, 3.88%, 1/27/2026 (a)	18,438,000	18,023,698
3.95%, 4/23/2027 (a)	15,575,000	15,042,491
Series GMTN, 4.00%, 7/23/2025 (a)	13,417,000	13,215,879
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	6,362,000	6,185,518
Series GMTN, 4.35%, 9/8/2026	9,342,000	9,136,196
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	8,400,000	8,317,932
5.00%, 11/24/2025 (a)	10,282,000	10,206,839
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	5,590,000	5,559,255
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	6,570,000	6,633,400
SOFR + 1.77%, 6.14%, 10/16/2026 (c)	3,549,000	3,572,778
Series MTN, 6.25%, 8/9/2026	4,931,000	5,017,736
Morgan Stanley Bank NA:
4.75%, 4/21/2026 (a)	27,926,000	27,680,530
Security Description	Principal Amount	Value
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	$11,815,000	$11,726,506
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	9,515,000	9,580,653
5.88%, 10/30/2026	12,513,000	12,662,530
National Australia Bank Ltd.:
2.50%, 7/12/2026	9,455,000	8,978,373
3.38%, 1/14/2026	4,507,000	4,388,105
3.91%, 6/9/2027	3,450,000	3,349,674
4.75%, 12/10/2025	3,808,000	3,785,380
4.97%, 1/12/2026 (a)	5,218,000	5,193,475
5.09%, 6/11/2027	6,115,000	6,127,169
National Bank of Canada SOFR + 1.04%, 5.60%, 7/2/2027 (c) (d)	5,645,000	5,642,911
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (a) (c)	7,778,000	7,201,961
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (c)	4,319,000	4,040,986
4.80%, 4/5/2026	9,650,000	9,530,822
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	3,550,000	3,554,047
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (c)	8,969,000	8,989,898
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (c)	10,750,000	10,987,682
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	12,000	11,336
3.95%, 10/30/2025	4,034,000	3,953,522
4.00%, 5/10/2027	256,000	249,925
PNC Bank NA 4.20%, 11/1/2025 (a)	9,193,000	9,014,656
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,496,000	1,373,478
2.60%, 7/23/2026	5,728,000	5,424,130
3.15%, 5/19/2027 (a)	3,800,000	3,607,644
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	8,431,000	8,329,912
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	2,519,000	2,515,222
SOFR + 1.73%, 6.62%, 10/20/2027 (a) (c)	4,476,000	4,583,872
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026 (a)	3,797,000	3,552,663
Series GMTN, 1.15%, 7/14/2026 (a)	5,828,000	5,372,484
1.20%, 4/27/2026	10,205,000	9,482,384
Series GMTN, 1.40%, 11/2/2026	4,033,000	3,692,615
2.05%, 1/21/2027 (a)	3,404,000	3,160,682
3.63%, 5/4/2027	3,900,000	3,743,298

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series GMTN, 4.65%, 1/27/2026 (a)	$10,011,000	$9,873,749
Series GMTN, 4.88%, 1/12/2026	6,647,000	6,599,142
Series GMTN, 4.88%, 1/19/2027 (a)	4,500,000	4,471,065
Series GMTN, 5.20%, 7/20/2026	6,746,000	6,736,016
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	4,282,000	3,945,777
3.24%, 10/5/2026	4,689,000	4,443,625
4.50%, 7/17/2025	3,920,000	3,864,140
SOFR + 2.33%, 5.81%, 9/9/2026 (a) (c)	2,697,000	2,687,453
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (c)	3,450,000	3,465,594
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (c)	8,044,000	7,656,118
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	3,703,000	3,422,424
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	3,755,000	3,465,490
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	6,224,000	6,304,414
Sumitomo Mitsui Banking Corp. Series GMTN, 3.65%, 7/23/2025	269,000	264,169
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	4,610,000	4,308,506
1.40%, 9/17/2026	15,688,000	14,404,878
1.47%, 7/8/2025	14,317,000	13,746,181
2.17%, 1/14/2027	2,749,000	2,550,357
2.63%, 7/14/2026	10,900,000	10,326,551
3.01%, 10/19/2026	5,944,000	5,644,304
3.45%, 1/11/2027 (a)	4,136,000	3,963,198
3.78%, 3/9/2026	9,238,000	8,995,318
5.46%, 1/13/2026	11,618,000	11,616,722
5.88%, 7/13/2026	4,183,000	4,220,731
Synchrony Bank 5.40%, 8/22/2025	10,256,000	10,178,054
Synovus Financial Corp. 5.20%, 8/11/2025 (a)	6,608,000	6,515,158
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	6,237,000	5,902,759
Series MTN, 0.75%, 1/6/2026	6,440,000	6,019,790
Series MTN, 1.15%, 6/12/2025 (a)	4,195,000	4,029,046
Series MTN, 1.20%, 6/3/2026 (a)	8,455,000	7,831,275
Series MTN, 1.25%, 9/10/2026	9,059,000	8,309,458
Security Description	Principal Amount	Value
1.95%, 1/12/2027 (a)	$3,540,000	$3,285,970
Series MTN, 2.80%, 3/10/2027	4,343,000	4,079,250
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	2,129,000	2,026,233
3.77%, 6/6/2025 (a)	8,533,000	8,393,912
4.11%, 6/8/2027	7,747,000	7,517,456
Series GMTN, 4.98%, 4/5/2027 (a)	2,777,000	2,762,865
5.10%, 1/9/2026	3,399,000	3,386,084
5.26%, 12/11/2026 (a)	4,450,000	4,445,194
Series MTN, 5.53%, 7/17/2026	9,012,000	9,039,126
Truist Bank:
3.30%, 5/15/2026	3,115,000	2,984,513
3.63%, 9/16/2025	11,785,000	11,477,765
3.80%, 10/30/2026 (a)	4,416,000	4,245,984
4.05%, 11/3/2025 (a)	3,681,000	3,617,687
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (a)	3,906,000	3,721,871
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	4,785,000	4,447,275
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (c)	13,491,000	13,270,287
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	6,528,000	6,543,276
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	7,128,000	7,178,039
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (c)	4,041,000	3,736,066
Series V, 2.38%, 7/22/2026 (a)	4,657,000	4,395,696
Series MTN, 3.10%, 4/27/2026 (a)	6,671,000	6,396,288
Series X, 3.15%, 4/27/2027	5,887,000	5,601,834
Series MTN, 3.95%, 11/17/2025	4,077,000	4,000,026
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	12,434,000	12,459,117
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	3,552,000	3,656,322
UBS AG:
1.25%, 6/1/2026 (a)	3,175,000	2,937,637
1.25%, 8/7/2026	4,542,000	4,172,962
5.80%, 9/11/2025	5,825,000	5,844,688
UBS Group AG 4.55%, 4/17/2026 (a)	14,402,000	14,155,438
Wachovia Corp. 7.57%, 8/1/2026 (a) (e)	80,000	83,301
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	6,200,000	5,712,494
3.00%, 4/22/2026	20,958,000	20,098,093
3.00%, 10/23/2026	14,446,000	13,724,422

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	$17,420,000	$16,682,786
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	4,800,000	4,577,520
Series MTN, 3.55%, 9/29/2025 (a)	10,387,000	10,140,724
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	15,518,000	14,778,257
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	18,777,000	18,494,782
Series MTN, 4.10%, 6/3/2026	21,024,000	20,488,729
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (c)	7,556,000	7,461,550
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	8,715,000	8,793,435
Wells Fargo Bank NA:
4.81%, 1/15/2026 (a)	7,179,000	7,131,475
5.25%, 12/11/2026	20,102,000	20,115,066
5.45%, 8/7/2026	22,165,000	22,233,268
5.55%, 8/1/2025	6,924,000	6,934,386
Westpac Banking Corp.:
1.15%, 6/3/2026	14,226,000	13,214,389
2.70%, 8/19/2026	4,930,000	4,691,536
2.85%, 5/13/2026	7,724,000	7,406,775
3.35%, 3/8/2027	3,219,000	3,087,858
3.74%, 8/26/2025	3,709,000	3,645,391
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	1,375,000	1,326,916
5.20%, 4/16/2026	9,015,000	9,018,876
5.51%, 11/17/2025	4,666,000	4,687,184
		2,647,329,650
BEVERAGES — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	613,000	598,502
Coca-Cola Co.:
2.90%, 5/25/2027	4,403,000	4,176,289
3.38%, 3/25/2027	1,937,000	1,870,600
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	758,000	741,081
Constellation Brands, Inc.:
3.50%, 5/9/2027	2,403,000	2,293,808
3.70%, 12/6/2026 (a)	3,857,000	3,724,898
4.35%, 5/9/2027	4,867,000	4,750,630
4.40%, 11/15/2025 (a)	1,850,000	1,825,062
4.75%, 12/1/2025	3,507,000	3,469,510
5.00%, 2/2/2026 (a)	150,000	149,617
Diageo Capital PLC:
1.38%, 9/29/2025	1,560,000	1,484,824
5.20%, 10/24/2025	4,009,000	4,002,305
5.38%, 10/5/2026	3,921,000	3,941,860
Security Description	Principal Amount	Value
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	$1,670,000	$1,575,411
3.40%, 11/15/2025	3,872,000	3,768,075
3.43%, 6/15/2027	1,853,000	1,766,595
5.10%, 3/15/2027	3,541,000	3,541,991
Molson Coors Beverage Co. 3.00%, 7/15/2026 (a)	8,503,100	8,141,038
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027 (a)	8,315,000	8,249,977
PepsiCo, Inc.:
2.38%, 10/6/2026	3,964,000	3,746,297
2.63%, 3/19/2027 (a)	1,200,000	1,130,784
2.85%, 2/24/2026 (a)	3,720,000	3,594,190
3.50%, 7/17/2025 (a)	3,503,000	3,440,647
4.55%, 2/13/2026 (a)	3,400,000	3,377,526
5.13%, 11/10/2026	3,414,000	3,429,295
5.25%, 11/10/2025 (a)	3,370,000	3,380,582
		82,171,394
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 2/21/2027	7,575,000	7,027,631
2.60%, 8/19/2026	8,766,000	8,305,697
5.51%, 3/2/2026	5,381,000	5,380,839
Biogen, Inc. 4.05%, 9/15/2025	6,532,000	6,417,690
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	4,045,000	3,830,453
Gilead Sciences, Inc.:
2.95%, 3/1/2027	3,212,000	3,048,959
3.65%, 3/1/2026	14,529,000	14,130,324
Illumina, Inc. 5.80%, 12/12/2025	7,434,000	7,441,508
Royalty Pharma PLC 1.20%, 9/2/2025	11,860,000	11,263,442
		66,846,543
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	3,607,000	3,435,740
1.85%, 5/15/2027	4,030,000	3,700,507
Albemarle Corp. 4.65%, 6/1/2027	852,000	838,070
Celanese U.S. Holdings LLC 1.40%, 8/5/2026	2,898,000	2,660,103
DuPont de Nemours, Inc. 4.49%, 11/15/2025	7,182,000	7,085,474
Ecolab, Inc.:
1.65%, 2/1/2027	3,930,000	3,615,836
2.70%, 11/1/2026	2,047,000	1,938,448
EIDP, Inc.:
1.70%, 7/15/2025	3,812,000	3,668,364
4.50%, 5/15/2026	5,300,000	5,227,761
FMC Corp.:
3.20%, 10/1/2026	780,000	739,705
5.15%, 5/18/2026	5,755,000	5,716,557

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Linde, Inc.:
3.20%, 1/30/2026	$1,213,000	$1,176,574
4.70%, 12/5/2025	3,551,000	3,529,516
LYB International Finance II BV 3.50%, 3/2/2027 (a)	1,152,000	1,103,524
LYB International Finance III LLC 1.25%, 10/1/2025	3,976,000	3,763,721
Nutrien Ltd.:
4.00%, 12/15/2026	4,011,000	3,880,161
5.20%, 6/21/2027	2,615,000	2,612,333
5.95%, 11/7/2025	3,567,000	3,587,510
PPG Industries, Inc. 1.20%, 3/15/2026	3,745,000	3,488,280
RPM International, Inc. 3.75%, 3/15/2027	898,000	861,406
Sherwin-Williams Co.:
3.45%, 8/1/2025	2,013,000	1,967,687
3.45%, 6/1/2027	500,000	476,475
3.95%, 1/15/2026	1,860,000	1,820,810
4.25%, 8/8/2025	3,467,000	3,420,646
Westlake Corp. 3.60%, 8/15/2026	5,101,000	4,907,672
		75,222,880
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 3.38%, 9/15/2025 (a)	3,786,000	3,705,320
Block Financial LLC 5.25%, 10/1/2025 (a)	1,916,000	1,900,940
Cintas Corp. No. 2 3.70%, 4/1/2027	3,520,000	3,388,915
Equifax, Inc. 2.60%, 12/15/2025	3,836,000	3,675,348
Global Payments, Inc.:
1.20%, 3/1/2026	3,672,000	3,418,448
2.15%, 1/15/2027 (a)	3,913,000	3,625,160
4.80%, 4/1/2026 (a)	3,970,000	3,920,494
GXO Logistics, Inc. 1.65%, 7/15/2026	7,312,000	6,742,030
Leland Stanford Junior University 1.29%, 6/1/2027	2,252,000	2,036,416
PayPal Holdings, Inc.:
2.65%, 10/1/2026	9,843,000	9,315,711
3.90%, 6/1/2027	1,500,000	1,455,720
S&P Global, Inc.:
2.45%, 3/1/2027	12,741,000	11,912,198
2.95%, 1/22/2027	2,369,000	2,246,689
		57,343,389
COMPUTERS — 2.5%
Apple, Inc.:
0.55%, 8/20/2025	200	190
0.70%, 2/8/2026	10,832,000	10,119,038
2.05%, 9/11/2026	11,492,000	10,805,008
Security Description	Principal Amount	Value
2.45%, 8/4/2026	$35,263,000	$33,494,560
3.00%, 6/20/2027	2,050,000	1,952,276
3.20%, 5/11/2027	12,288,000	11,778,785
3.25%, 2/23/2026 (a)	14,366,000	13,971,222
3.35%, 2/9/2027	10,627,000	10,248,998
CGI, Inc. 1.45%, 9/14/2026	3,830,000	3,509,889
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	12,883,000	12,757,004
5.85%, 7/15/2025	1,230,599	1,232,728
6.02%, 6/15/2026	11,356,000	11,475,579
DXC Technology Co. 1.80%, 9/15/2026 (a)	5,726,000	5,256,812
Fortinet, Inc. 1.00%, 3/15/2026	3,886,000	3,607,413
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,754,000	1,635,851
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	4,472,000	4,195,675
4.90%, 10/15/2025	12,522,000	12,426,081
HP, Inc.:
1.45%, 6/17/2026	3,883,000	3,601,521
3.00%, 6/17/2027	7,736,000	7,277,410
International Business Machines Corp.:
1.70%, 5/15/2027	4,688,000	4,274,706
2.20%, 2/9/2027	3,719,000	3,460,009
3.30%, 5/15/2026	815,000	787,526
3.30%, 1/27/2027	4,431,000	4,249,816
3.45%, 2/19/2026	4,926,000	4,787,481
4.00%, 7/27/2025	3,647,000	3,595,213
4.50%, 2/6/2026 (a)	1,357,000	1,343,756
7.00%, 10/30/2025	3,578,000	3,657,324
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	3,887,000	3,583,620
NetApp, Inc. 2.38%, 6/22/2027	2,500,000	2,308,900
		191,394,391
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp. 2.49%, 2/15/2027	1,430,000	1,338,980
Johnson Controls International PLC 3.90%, 2/14/2026	3,661,000	3,571,415
Lennox International, Inc. 1.35%, 8/1/2025	3,997,000	3,814,537
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	1,500,000	1,433,595
Owens Corning:
3.40%, 8/15/2026 (a)	3,468,000	3,323,870
5.50%, 6/15/2027	10,325,000	10,417,925

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Vulcan Materials Co. 3.90%, 4/1/2027 (a)	$4,637,000	$4,487,828
		28,388,150
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	5,019,000	5,031,698
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	4,800,000	4,523,616
2.45%, 10/29/2026	12,559,000	11,717,170
4.45%, 10/1/2025	3,941,000	3,886,614
4.45%, 4/3/2026	2,965,000	2,910,266
6.10%, 1/15/2027	6,419,000	6,518,815
6.45%, 4/15/2027	247,000	252,812
6.50%, 7/15/2025	12,029,000	12,132,690
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	1,895,000	1,853,139
Air Lease Corp.:
1.88%, 8/15/2026	3,942,000	3,655,614
2.20%, 1/15/2027	3,019,000	2,788,228
Series MTN, 2.88%, 1/15/2026	4,966,000	4,764,380
3.38%, 7/1/2025	4,592,000	4,487,348
3.63%, 4/1/2027 (a)	2,850,000	2,722,178
Series GMTN, 3.75%, 6/1/2026	3,868,000	3,736,527
Series MTN, 5.30%, 6/25/2026 (a)	3,826,000	3,813,566
Aircastle Ltd. 4.25%, 6/15/2026 (a)	3,843,000	3,746,003
Ally Financial, Inc. 4.75%, 6/9/2027	3,950,000	3,853,344
American Express Co.:
1.65%, 11/4/2026 (a)	7,035,000	6,474,099
2.55%, 3/4/2027	5,051,000	4,721,321
3.13%, 5/20/2026	4,698,000	4,520,745
3.30%, 5/3/2027	9,319,000	8,867,588
3.95%, 8/1/2025	9,741,000	9,579,787
4.20%, 11/6/2025 (a)	4,205,000	4,143,901
4.90%, 2/13/2026	6,984,000	6,939,442
SOFR + 1.00%, 5.10%, 2/16/2028 (a) (c)	8,479,000	8,442,371
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	4,156,000	4,160,738
SOFR + 0.75%, 5.65%, 4/23/2027 (c)	10,998,000	11,039,572
SOFR + 1.33%, 6.34%, 10/30/2026 (c)	6,799,000	6,864,746
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,400,000	1,344,336
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,164,000	2,060,215
Security Description	Principal Amount	Value
BlackRock, Inc. 3.20%, 3/15/2027 (a)	$1,964,000	$1,886,363
Brookfield Finance, Inc. 4.25%, 6/2/2026	2,280,000	2,229,293
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	4,088,000	3,748,737
3.65%, 5/11/2027	5,202,000	4,973,788
3.75%, 7/28/2026	7,213,000	6,963,647
3.75%, 3/9/2027 (a)	3,679,000	3,532,760
4.20%, 10/29/2025 (a)	13,374,000	13,090,605
SOFR + 2.06%, 4.93%, 5/10/2028 (a) (c)	7,000	6,909
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	7,063,000	7,001,269
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	4,201,000	4,339,549
Cboe Global Markets, Inc. 3.65%, 1/12/2027	3,961,000	3,820,741
Charles Schwab Corp.:
0.90%, 3/11/2026	6,967,000	6,464,679
1.15%, 5/13/2026	6,370,000	5,893,333
2.45%, 3/3/2027 (a)	5,731,000	5,344,788
3.20%, 3/2/2027	1,304,000	1,241,043
3.30%, 4/1/2027	3,224,000	3,075,857
3.45%, 2/13/2026	1,991,000	1,932,544
5.88%, 8/24/2026 (a)	6,399,000	6,471,437
Discover Financial Services:
4.10%, 2/9/2027	4,885,000	4,695,413
4.50%, 1/30/2026 (a)	3,622,000	3,547,785
Eaton Vance Corp. 3.50%, 4/6/2027	2,900,000	2,771,501
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	5,760,000	5,632,013
Invesco Finance PLC 3.75%, 1/15/2026	3,643,000	3,549,156
Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/2025	3,579,000	3,544,391
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,567,000	3,520,094
6.45%, 6/8/2027	1,200,000	1,228,596
Lazard Group LLC 3.63%, 3/1/2027	2,131,000	2,039,367
Legg Mason, Inc. 4.75%, 3/15/2026	117,000	116,214
LPL Holdings, Inc. 5.70%, 5/20/2027	4,591,000	4,609,318
Mastercard, Inc.:
2.95%, 11/21/2026	3,975,000	3,793,621
3.30%, 3/26/2027	3,154,000	3,027,241
Nomura Holdings, Inc.:
1.65%, 7/14/2026	6,754,000	6,244,411
1.85%, 7/16/2025	4,471,000	4,296,229
2.33%, 1/22/2027	5,395,000	4,986,868
5.10%, 7/3/2025	5,623,000	5,586,844

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.59%, 7/2/2027 (d)	$3,240,000	$3,241,976
5.71%, 1/9/2026	3,994,000	3,996,037
Radian Group, Inc. 4.88%, 3/15/2027	5,940,000	5,806,528
Synchrony Financial 3.70%, 8/4/2026	2,913,000	2,778,856
Visa, Inc.:
1.90%, 4/15/2027	6,777,000	6,253,951
3.15%, 12/14/2025	17,878,000	17,391,718
Voya Financial, Inc. 3.65%, 6/15/2026	2,882,000	2,781,649
Western Union Co. 1.35%, 3/15/2026	6,384,000	5,952,122
		349,930,412
ELECTRIC — 4.9%
AEP Transmission Co. LLC 3.10%, 12/1/2026	4,394,000	4,182,517
AES Corp. 1.38%, 1/15/2026	4,311,000	4,038,847
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (e)	3,473,000	3,456,434
Ameren Corp.:
1.95%, 3/15/2027 (a)	1,085,000	996,377
3.65%, 2/15/2026	1,380,000	1,338,117
5.70%, 12/1/2026	3,546,000	3,573,162
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	3,382,000	3,179,249
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (a) (c)	58,000	53,145
5.70%, 8/15/2025	3,460,000	3,461,730
Baltimore Gas & Electric Co. 2.40%, 8/15/2026	966,000	912,145
Black Hills Corp.:
3.15%, 1/15/2027	1,536,000	1,455,252
3.95%, 1/15/2026	3,856,000	3,761,605
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	4,725,000	4,456,431
Series AA, 3.00%, 2/1/2027 (a)	1,850,000	1,765,085
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	3,603,000	3,348,376
5.25%, 8/10/2026	3,963,000	3,953,806
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	4,228,000	4,069,492
CMS Energy Corp. 3.00%, 5/15/2026	1,246,000	1,192,547
Commonwealth Edison Co. 2.55%, 6/15/2026	3,625,000	3,452,450
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	2,392,000	2,243,648
Series A, 3.20%, 3/15/2027 (a)	2,751,000	2,623,464
Security Description	Principal Amount	Value
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	$4,066,000	$3,788,373
Series D, 2.85%, 8/15/2026	3,713,000	3,524,417
Series B, 3.60%, 3/15/2027	1,110,000	1,062,792
3.90%, 10/1/2025	3,517,000	3,443,882
DTE Electric Co. 4.85%, 12/1/2026 (a)	3,762,000	3,758,689
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	400	383
2.85%, 10/1/2026	1,868,000	1,768,734
Duke Energy Carolinas LLC 2.95%, 12/1/2026	2,923,000	2,785,648
Duke Energy Corp.:
0.90%, 9/15/2025	3,421,000	3,238,695
2.65%, 9/1/2026 (a)	8,637,000	8,167,752
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	752,000	675,251
4.85%, 1/5/2027	4,484,000	4,448,935
5.00%, 12/8/2025	3,708,000	3,690,572
Duke Energy Florida LLC 3.20%, 1/15/2027 (a)	3,109,000	2,969,157
Duke Energy Progress LLC 3.25%, 8/15/2025	18,000	17,601
Edison International:
4.70%, 8/15/2025	3,412,000	3,371,568
5.75%, 6/15/2027 (a)	6,700,000	6,763,650
Emera U.S. Finance LP 3.55%, 6/15/2026	4,546,000	4,357,841
Enel Americas SA 4.00%, 10/25/2026 (a)	1,580,000	1,518,554
Entergy Arkansas LLC 3.50%, 4/1/2026	3,827,000	3,718,543
Entergy Corp.:
0.90%, 9/15/2025	3,905,000	3,695,536
2.95%, 9/1/2026	4,133,000	3,919,944
Entergy Louisiana LLC 2.40%, 10/1/2026	1,699,000	1,597,417
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	1,187,000	1,128,338
3.10%, 4/1/2027	568,000	540,282
Evergy Metro, Inc. 3.65%, 8/15/2025	290,000	284,142
Eversource Energy:
Series Q, 0.80%, 8/15/2025	3,851,000	3,648,591
Series U, 1.40%, 8/15/2026	3,013,000	2,765,241
2.90%, 3/1/2027	1,844,000	1,731,461
4.75%, 5/15/2026	3,715,000	3,668,674
5.00%, 1/1/2027	2,777,000	2,755,062
Exelon Corp.:
2.75%, 3/15/2027 (a)	5,547,000	5,200,146
3.40%, 4/15/2026	3,662,000	3,544,084
FirstEnergy Corp. Series A, 1.60%, 1/15/2026	1,000,000	942,010
Florida Power & Light Co.:
2.85%, 4/1/2025	503	493
3.13%, 12/1/2025	3,746,000	3,636,130

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series A, 3.30%, 5/30/2027 (a)	$450,000	$428,571
4.45%, 5/15/2026 (a)	3,674,000	3,630,206
Fortis, Inc. 3.06%, 10/4/2026	2,373,000	2,251,384
Georgia Power Co.:
3.25%, 4/1/2026	1,063,000	1,027,379
3.25%, 3/30/2027	4,310,000	4,100,534
5.00%, 2/23/2027	4,694,000	4,682,124
ITC Holdings Corp. 3.25%, 6/30/2026	4,029,000	3,857,727
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	3,550,000	3,457,132
MidAmerican Energy Co. 3.10%, 5/1/2027	2,951,000	2,813,129
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	3,870,000	3,570,578
3.05%, 4/25/2027 (a)	3,895,000	3,691,603
Series MTN, 3.25%, 11/1/2025	3,793,000	3,686,910
4.45%, 3/13/2026	500,000	493,100
Series GMTN, 4.80%, 2/5/2027	3,886,000	3,861,324
Series MTN, 5.10%, 5/6/2027	3,960,000	3,963,366
5.45%, 10/30/2025	3,987,000	3,987,718
Series MTN, 5.60%, 11/13/2026	3,564,000	3,596,325
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	4,830,000	4,451,425
3.55%, 5/1/2027	10,033,000	9,582,117
4.95%, 1/29/2026 (a)	8,952,000	8,899,541
5.75%, 9/1/2025	7,237,000	7,253,211
NSTAR Electric Co. 3.20%, 5/15/2027	3,517,000	3,348,782
Oncor Electric Delivery Co. LLC 0.55%, 10/1/2025	1,593,000	1,500,702
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	11,360,000	10,869,362
3.15%, 1/1/2026	13,514,000	13,021,280
3.30%, 3/15/2027	779,000	738,071
5.45%, 6/15/2027	2,500,000	2,501,775
PECO Energy Co. 3.15%, 10/15/2025	91,000	88,654
PPL Capital Funding, Inc. 3.10%, 5/15/2026 (a)	1,994,000	1,913,083
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	1,526,000	1,423,224
Series MTN, 2.25%, 9/15/2026 (a)	3,570,000	3,354,158
Security Description	Principal Amount	Value
Series MTN, 3.00%, 5/15/2027	$915,000	$867,310
Public Service Enterprise Group, Inc. 0.80%, 8/15/2025	2,121,000	2,014,102
San Diego Gas & Electric Co. 2.50%, 5/15/2026 (a)	4,138,000	3,942,728
Sempra:
3.25%, 6/15/2027	2,950,000	2,784,711
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	685,000	631,659
5.40%, 8/1/2026	3,957,000	3,954,309
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,459,000	1,391,477
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	4,760,000	4,459,882
Series E, 3.70%, 8/1/2025	3,982,000	3,901,006
Series D, 4.70%, 6/1/2027	3,150,000	3,106,782
4.88%, 2/1/2027	3,463,000	3,436,404
4.90%, 6/1/2026	849,000	841,868
5.35%, 3/1/2026	3,989,000	3,982,578
Southern Co.:
3.25%, 7/1/2026	6,660,000	6,403,657
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	180,000	169,042
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	1,886,000	1,827,572
5.15%, 10/6/2025	6,467,000	6,438,739
Southern Power Co. 0.90%, 1/15/2026	3,628,000	3,382,167
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	3,058,000	2,876,936
Series K, 2.75%, 10/1/2026	3,404,000	3,211,095
Union Electric Co. 2.95%, 6/15/2027	1,116,000	1,052,678
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	1,850,000	1,759,183
Series A, 3.15%, 1/15/2026 (a)	5,012,000	4,852,318
Series A, 3.50%, 3/15/2027 (a)	3,726,000	3,577,146
Series B, 3.75%, 5/15/2027	4,170,000	4,017,295
WEC Energy Group, Inc.:
4.75%, 1/9/2026	4,345,000	4,299,551
5.00%, 9/27/2025	3,043,000	3,022,186
5.60%, 9/12/2026	3,788,000	3,803,152
Wisconsin Public Service Corp. 5.35%, 11/10/2025	3,164,000	3,160,868
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,044,000	950,468

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.35%, 12/1/2026	$4,461,000	$4,256,374
		376,062,205
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co. 0.88%, 10/15/2026 (a)	5,463,000	4,984,277
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 3.05%, 9/22/2026	2,537,000	2,412,636
Amphenol Corp.:
4.75%, 3/30/2026	3,090,000	3,063,982
5.05%, 4/5/2027	1,700,000	1,698,827
Avnet, Inc. 4.63%, 4/15/2026	5,538,000	5,437,098
Flex Ltd. 3.75%, 2/1/2026 (a)	3,831,000	3,717,373
Fortive Corp. 3.15%, 6/15/2026	3,342,000	3,205,379
Honeywell International, Inc.:
1.10%, 3/1/2027	4,960,000	4,496,736
2.50%, 11/1/2026	8,362,000	7,903,762
Hubbell, Inc. 3.35%, 3/1/2026	586,000	567,283
Jabil, Inc.:
1.70%, 4/15/2026	3,774,000	3,525,935
4.25%, 5/15/2027	3,269,000	3,164,915
Keysight Technologies, Inc. 4.60%, 4/6/2027	5,221,000	5,123,942
TD SYNNEX Corp. 1.75%, 8/9/2026	4,207,000	3,882,724
Tyco Electronics Group SA:
3.70%, 2/15/2026	3,025,000	2,953,308
4.50%, 2/13/2026 (a)	3,520,000	3,487,686
Vontier Corp. 1.80%, 4/1/2026	2,104,000	1,967,829
		56,609,415
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025 (a)	8,688,000	8,548,818
3.76%, 3/15/2027	21,345,000	20,246,587
		28,795,405
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
0.88%, 11/15/2025	3,269,000	3,073,514
2.90%, 7/1/2026	1,000,000	955,940
Veralto Corp. 5.50%, 9/18/2026 (b)	5,931,000	5,929,102
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	3,606,000	3,388,702
4.95%, 7/3/2027 (d)	3,900,000	3,894,657
		17,241,915
FOOD — 1.1%
Campbell Soup Co.:
5.20%, 3/19/2027	3,457,000	3,461,978
Security Description	Principal Amount	Value
5.30%, 3/20/2026	$2,258,000	$2,252,784
Conagra Brands, Inc.:
4.60%, 11/1/2025	1,030,500	1,018,134
5.30%, 10/1/2026	4,913,000	4,907,645
Flowers Foods, Inc. 3.50%, 10/1/2026	2,488,000	2,387,734
General Mills, Inc.:
3.20%, 2/10/2027	4,063,000	3,870,739
4.70%, 1/30/2027	3,861,000	3,813,471
Hershey Co.:
2.30%, 8/15/2026	3,998,000	3,774,352
3.20%, 8/21/2025	1,461,000	1,429,457
Hormel Foods Corp. 4.80%, 3/30/2027	3,548,000	3,534,730
Ingredion, Inc. 3.20%, 10/1/2026	1,005,000	959,092
J M Smucker Co. 3.50%, 3/15/2025	500	492
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 2.50%, 1/15/2027	4,935,000	4,588,020
Kellanova 3.25%, 4/1/2026	3,918,000	3,779,420
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	8,414,000	8,063,473
3.88%, 5/15/2027	6,330,000	6,123,515
Kroger Co.:
2.65%, 10/15/2026	4,057,000	3,831,390
3.50%, 2/1/2026	3,645,000	3,538,129
McCormick & Co., Inc. 0.90%, 2/15/2026	3,942,000	3,670,987
Mondelez International, Inc. 2.63%, 3/17/2027 (a)	2,500,000	2,343,625
Sysco Corp.:
3.30%, 7/15/2026	7,886,000	7,582,074
3.75%, 10/1/2025	3,753,000	3,673,699
Tyson Foods, Inc.:
3.55%, 6/2/2027	200,000	191,216
4.00%, 3/1/2026	5,915,000	5,776,175
		84,572,331
FOREST PRODUCTS & PAPER — 0.1%
Suzano International Finance BV 5.50%, 1/17/2027	7,520,000	7,467,210
GAS — 0.5%
Atmos Energy Corp. 3.00%, 6/15/2027	2,104,000	1,989,353
National Fuel Gas Co.:
5.50%, 1/15/2026 (a)	8,229,000	8,197,647
5.50%, 10/1/2026	3,301,000	3,294,893
NiSource, Inc.:
0.95%, 8/15/2025	4,002,000	3,801,740
3.49%, 5/15/2027	7,305,000	6,967,217

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	$4,898,000	$4,651,680
2.95%, 4/15/2027	5,236,000	4,929,223
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	4,774,000	4,584,329
Spire, Inc. 5.30%, 3/1/2026	2,119,000	2,113,024
		40,529,106
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp. 6.05%, 2/15/2026	10,142,000	10,186,625
Snap-on, Inc. 3.25%, 3/1/2027	1,690,000	1,622,163
Stanley Black & Decker, Inc. 3.40%, 3/1/2026 (a)	3,961,000	3,837,575
		15,646,363
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
3.75%, 11/30/2026 (a)	13,642,000	13,306,407
3.88%, 9/15/2025	3,434,000	3,387,091
Baxter International, Inc.:
1.92%, 2/1/2027	10,832,000	9,926,553
2.60%, 8/15/2026	3,507,000	3,313,133
Danaher Corp. 3.35%, 9/15/2025	2,391,000	2,340,000
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	5,459,000	5,463,695
Smith & Nephew PLC 5.15%, 3/20/2027	3,367,000	3,355,350
Solventum Corp. 5.45%, 2/25/2027 (b)	7,307,000	7,301,593
Stryker Corp.:
3.38%, 11/1/2025	3,570,000	3,474,824
3.50%, 3/15/2026 (a)	3,888,900	3,775,733
Thermo Fisher Scientific, Inc.:
4.95%, 8/10/2026	3,973,000	3,963,783
5.00%, 12/5/2026	10,167,000	10,155,409
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	3,983,000	3,843,555
		73,607,126
HEALTH CARE SERVICES — 1.5%
CommonSpirit Health 1.55%, 10/1/2025	6,405,000	6,086,223
Elevance Health, Inc.:
1.50%, 3/15/2026 (a)	3,941,000	3,699,259
5.35%, 10/15/2025	3,804,000	3,800,234
HCA, Inc.:
3.13%, 3/15/2027	4,910,000	4,638,968
4.50%, 2/15/2027	14,508,000	14,178,959
5.25%, 6/15/2026	18,673,000	18,599,802
Humana, Inc.:
1.35%, 2/3/2027 (a)	5,791,000	5,248,210
Security Description	Principal Amount	Value
3.95%, 3/15/2027	$1,353,000	$1,308,676
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,308,000	1,251,769
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	4,240,000	3,938,663
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,845,000	2,682,892
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026 (a)	812,000	764,336
Quest Diagnostics, Inc. 3.45%, 6/1/2026	2,253,000	2,177,164
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	300,000	289,653
Sutter Health Series 20A, 1.32%, 8/15/2025	1,253,000	1,196,377
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (a)	3,860,000	3,589,684
1.25%, 1/15/2026	3,406,000	3,209,746
3.10%, 3/15/2026	3,587,000	3,470,960
3.38%, 4/15/2027	1,000,000	959,100
3.45%, 1/15/2027	500,000	482,270
3.70%, 12/15/2025 (a)	3,517,000	3,442,545
3.70%, 5/15/2027	8,308,000	8,038,655
3.75%, 7/15/2025	7,296,000	7,187,581
4.60%, 4/15/2027	3,885,000	3,852,988
5.15%, 10/15/2025	3,858,000	3,853,756
Universal Health Services, Inc. 1.65%, 9/1/2026	3,517,000	3,235,042
		111,183,512
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026	4,933,000	4,511,820
2.60%, 10/15/2025	3,609,000	3,477,849
Lennar Corp.:
5.00%, 6/15/2027	5,900,000	5,867,904
5.25%, 6/1/2026 (a)	3,882,000	3,871,480
Meritage Homes Corp. 5.13%, 6/6/2027	3,100,000	3,055,763
PulteGroup, Inc. 5.00%, 1/15/2027	1,092,000	1,083,777
Toll Brothers Finance Corp.:
4.88%, 11/15/2025	3,494,000	3,455,252
4.88%, 3/15/2027	247,000	243,332
		25,567,177
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	3,673,000	3,591,974
4.80%, 3/2/2026	3,677,000	3,668,322

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Conopco, Inc. Series E, 7.25%, 12/15/2026	$3,444,000	$3,625,361
Estee Lauder Cos., Inc. 3.15%, 3/15/2027	750,000	716,145
Haleon U.S. Capital LLC 3.38%, 3/24/2027	5,057,000	4,826,097
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	3,583,000	3,379,736
1.00%, 4/23/2026 (a)	4,947,000	4,619,657
1.90%, 2/1/2027	4,095,000	3,812,609
2.45%, 11/3/2026	4,730,000	4,480,776
2.70%, 2/2/2026	2,130,000	2,056,345
2.80%, 3/25/2027	1,733,000	1,647,217
4.10%, 1/26/2026 (a)	5,087,000	5,022,700
Unilever Capital Corp.:
2.00%, 7/28/2026	3,826,000	3,596,096
2.90%, 5/5/2027 (a)	5,398,000	5,117,358
3.10%, 7/30/2025 (a)	2,501,000	2,448,304
		52,608,697
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
2.75%, 2/15/2026	3,138,000	3,022,898
3.05%, 8/15/2025 (a)	1,291,000	1,260,971
		4,283,869
INSURANCE — 1.5%
Aflac, Inc.:
1.13%, 3/15/2026 (a)	3,627,000	3,387,655
2.88%, 10/15/2026	1,150,000	1,093,006
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	6,239,000	6,233,510
Allstate Corp.:
0.75%, 12/15/2025	3,844,000	3,594,601
3.28%, 12/15/2026	3,688,000	3,528,346
American National Group, Inc. 5.00%, 6/15/2027	3,550,000	3,472,077
Aon Corp. 8.21%, 1/1/2027	2,196,000	2,321,655
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	4,084,000	3,831,813
Aon Global Ltd. 3.88%, 12/15/2025	3,925,000	3,835,745
Aon North America, Inc. 5.13%, 3/1/2027	5,851,000	5,843,394
Arch Capital Finance LLC 4.01%, 12/15/2026	3,564,000	3,448,918
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	1,892,000	1,773,126
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	9,646,000	9,341,283
Brighthouse Financial, Inc. 3.70%, 6/22/2027	5,741,000	5,455,270
Security Description	Principal Amount	Value
Chubb INA Holdings LLC 3.35%, 5/3/2026	$5,392,000	$5,216,976
CNA Financial Corp. 4.50%, 3/1/2026 (a)	3,030,000	2,983,792
Corebridge Financial, Inc. 3.65%, 4/5/2027	5,064,000	4,848,071
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	2,242,000	2,200,770
Jackson Financial, Inc. 5.17%, 6/8/2027	2,500,000	2,491,525
Lincoln National Corp. 3.63%, 12/12/2026 (a)	1,638,000	1,567,288
Loews Corp. 3.75%, 4/1/2026	3,519,000	3,429,723
Manulife Financial Corp.:
2.48%, 5/19/2027	2,900,000	2,686,734
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	750,000	718,530
4.15%, 3/4/2026 (a)	5,663,000	5,545,040
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	2,849,000	2,780,909
Mercury General Corp. 4.40%, 3/15/2027 (a)	2,550,000	2,460,164
MetLife, Inc. 3.60%, 11/13/2025	2,071,000	2,025,086
Munich Re America Corp. Series B, 7.45%, 12/15/2026	6,000	6,320
Old Republic International Corp. 3.88%, 8/26/2026	1,005,000	971,272
Principal Financial Group, Inc. 3.10%, 11/15/2026	2,169,000	2,063,869
Progressive Corp.:
2.45%, 1/15/2027	1,923,000	1,803,659
2.50%, 3/15/2027	1,056,000	988,817
Prudential Financial, Inc. Series MTN, 1.50%, 3/10/2026 (a)	2,765,000	2,600,482
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	2,553,000	2,477,686
Trinity Acquisition PLC 4.40%, 3/15/2026 (a)	2,035,000	1,996,600
Willis North America, Inc. 4.65%, 6/15/2027	6,700,000	6,585,966
		115,609,678
INTERNET — 1.1%
Alphabet, Inc.:
0.45%, 8/15/2025 (a)	3,553,000	3,382,634
2.00%, 8/15/2026	9,376,000	8,828,254
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	30,081,000	27,979,541
1.20%, 6/3/2027	7,050,000	6,366,220
3.30%, 4/13/2027	14,934,000	14,323,050

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.20%, 12/3/2025	$300	$301
Baidu, Inc.:
1.63%, 2/23/2027 (a)	2,009,000	1,832,791
1.72%, 4/9/2026 (a)	2,529,000	2,374,731
Booking Holdings, Inc. 3.60%, 6/1/2026 (a)	3,873,000	3,766,338
eBay, Inc.:
1.40%, 5/10/2026 (a)	3,555,000	3,307,110
3.60%, 6/5/2027	5,100,000	4,894,623
5.90%, 11/22/2025	2,912,000	2,927,317
Expedia Group, Inc. 5.00%, 2/15/2026 (a)	3,767,200	3,737,891
JD.com, Inc. 3.88%, 4/29/2026	371,000	361,198
Netflix, Inc. 4.38%, 11/15/2026 (a)	3,720,000	3,653,635
Tencent Music Entertainment Group 1.38%, 9/3/2025	18,000	17,148
		87,752,782
INVESTMENT COMPANY SECURITY — 2.1%
ARES Capital Corp.:
2.15%, 7/15/2026 (a)	6,136,000	5,669,848
2.88%, 6/15/2027	1,950,000	1,783,802
3.25%, 7/15/2025	3,379,000	3,285,740
3.88%, 1/15/2026 (a)	8,297,000	8,009,592
7.00%, 1/15/2027	10,882,000	11,063,838
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	613,000	562,152
2.95%, 3/10/2026	2,337,000	2,198,416
Barings BDC, Inc. 3.30%, 11/23/2026	675,000	623,498
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	3,060,000	2,888,518
Blackstone Private Credit Fund:
2.63%, 12/15/2026	16,757,000	15,330,477
3.25%, 3/15/2027	5,589,000	5,160,156
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	529,000	477,618
2.75%, 9/16/2026	4,622,000	4,279,325
3.63%, 1/15/2026 (a)	6,326,000	6,073,023
Blue Owl Capital Corp.:
2.63%, 1/15/2027	2,221,000	2,030,238
3.40%, 7/15/2026	5,411,000	5,098,298
3.75%, 7/22/2025	4,296,000	4,188,428
4.25%, 1/15/2026 (a)	3,247,000	3,149,298
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (a) (b)	2,266,000	2,336,065
Blue Owl Capital Corp. III 3.13%, 4/13/2027	4,201,000	3,839,714
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	2,351,000	2,179,988
4.70%, 2/8/2027	2,725,000	2,592,129
Security Description	Principal Amount	Value
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	$3,196,000	$2,870,328
FS KKR Capital Corp.:
2.63%, 1/15/2027	5,500,000	4,964,410
3.40%, 1/15/2026 (a)	5,728,000	5,452,082
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026	549,000	523,817
6.38%, 3/11/2027 (a)	7,969,000	8,032,513
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	2,113,000	1,895,910
2.50%, 8/24/2026	4,923,000	4,535,166
Main Street Capital Corp.:
3.00%, 7/14/2026	8,416,000	7,883,267
6.50%, 6/4/2027	13,000,000	13,008,970
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	2,107,000	2,029,167
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	4,280,000	3,883,201
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	2,869,000	2,636,812
3.71%, 1/22/2026 (a)	6,920,000	6,600,850
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	2,209,000	2,053,243
		159,189,897
IRON/STEEL — 0.2%
ArcelorMittal SA 4.55%, 3/11/2026	3,278,000	3,218,275
Nucor Corp. 4.30%, 5/23/2027	3,829,000	3,747,021
Reliance, Inc. 1.30%, 8/15/2025	3,963,000	3,771,626
Steel Dynamics, Inc. 5.00%, 12/15/2026	3,938,000	3,909,804
Vale Overseas Ltd. 6.25%, 8/10/2026 (a)	3,905,000	3,984,545
		18,631,271
IT SERVICES — 0.3%
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027 (a)	20,754,000	20,501,424
4.70%, 2/5/2026 (a)	3,952,000	3,922,518
		24,423,942
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 3.50%, 7/28/2025	3,654,000	3,569,045
LODGING — 0.6%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,872,000	2,839,288
5.75%, 1/30/2027 (a)	5,647,000	5,697,484

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Las Vegas Sands Corp.:
3.50%, 8/18/2026	$750,000	$715,935
5.90%, 6/1/2027	17,303,000	17,390,899
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	3,931,000	3,772,423
3.75%, 10/1/2025	1,970,000	1,928,453
5.45%, 9/15/2026	3,248,000	3,260,342
Sands China Ltd.:
2.30%, 3/8/2027	522,000	475,887
4.05%, 1/8/2026	636,000	615,483
5.13%, 8/8/2025	6,588,000	6,534,308
		43,230,502
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	6,599,000	6,221,405
0.90%, 3/2/2026	8,481,000	7,911,077
Series MTN, 1.15%, 9/14/2026	8,180,000	7,517,911
Series MTN, 1.70%, 1/8/2027 (a)	2,165,000	1,999,118
2.40%, 8/9/2026	2,430,000	2,301,015
Series MTN, 3.65%, 8/12/2025 (a)	3,817,000	3,748,561
Series DMTN, 4.35%, 5/15/2026	8,431,000	8,317,350
4.50%, 1/8/2027	3,729,000	3,691,486
4.80%, 1/6/2026	3,959,000	3,939,522
5.00%, 5/14/2027	3,146,000	3,150,153
5.05%, 2/27/2026 (a)	3,663,000	3,663,000
		52,460,598
MACHINERY-DIVERSIFIED — 1.3%
AGCO Corp. 5.45%, 3/21/2027	3,987,000	3,995,692
CNH Industrial Capital LLC:
1.45%, 7/15/2026	500,000	462,200
1.88%, 1/15/2026 (a)	3,866,000	3,660,252
5.45%, 10/14/2025	3,696,000	3,694,485
Dover Corp. 3.15%, 11/15/2025	3,190,000	3,090,823
Ingersoll Rand, Inc. 5.20%, 6/15/2027	11,251,000	11,279,465
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	5,384,000	4,984,938
Series MTN, 1.30%, 10/13/2026	2,931,000	2,694,556
Series MTN, 1.70%, 1/11/2027	4,720,000	4,352,312
Series MTN, 1.75%, 3/9/2027	1,000,000	918,710
Series MTN, 2.25%, 9/14/2026	4,092,000	3,850,490
Security Description	Principal Amount	Value
Series MTN, 2.35%, 3/8/2027	$3,841,000	$3,592,257
Series MTN, 2.65%, 6/10/2026	3,374,000	3,224,194
Series MTN, 3.40%, 9/11/2025	3,897,000	3,813,409
Series MTN, 4.05%, 9/8/2025	3,829,000	3,776,658
4.50%, 1/8/2027 (a)	3,909,000	3,869,128
Series MTN, 4.75%, 6/8/2026	4,015,000	3,990,147
Series MTN, 4.80%, 1/9/2026 (a)	3,809,000	3,785,156
Series MTN, 4.85%, 3/5/2027	3,226,000	3,214,451
Series MTN, 4.90%, 6/11/2027	3,500,000	3,491,880
Series MTN, 4.95%, 3/6/2026 (a)	3,934,000	3,927,273
Series FXD, 5.05%, 3/3/2026 (a)	4,110,000	4,111,767
Series MTN, 5.15%, 9/8/2026	3,532,000	3,536,344
5.30%, 9/8/2025	3,254,000	3,256,571
Otis Worldwide Corp.:
2.06%, 4/5/2025	400	389
2.29%, 4/5/2027	2,342,000	2,171,151
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	4,231,000	4,045,640
Xylem, Inc. 3.25%, 11/1/2026	3,569,000	3,412,142
		100,202,480
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	4,725,000	4,684,696
6.15%, 11/10/2026	6,172,000	6,229,708
Comcast Corp.:
2.35%, 1/15/2027 (a)	12,006,000	11,243,139
3.15%, 3/1/2026 (a)	1,599,000	1,545,913
3.30%, 2/1/2027	22,445,600	21,513,883
3.30%, 4/1/2027	4,719,000	4,513,016
3.38%, 8/15/2025 (a)	8,790,000	8,611,299
3.95%, 10/15/2025	126,000	124,014
5.25%, 11/7/2025	3,358,000	3,355,817
Discovery Communications LLC 4.90%, 3/11/2026	8,200,000	8,080,936
FactSet Research Systems, Inc. 2.90%, 3/1/2027	4,617,000	4,318,095
Paramount Global:
2.90%, 1/15/2027	3,368,000	3,108,630

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 1/15/2026	$2,065,000	$1,997,950
TCI Communications, Inc. 7.88%, 2/15/2026 (a)	4,138,000	4,308,693
Thomson Reuters Corp. 3.35%, 5/15/2026	3,454,000	3,329,967
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	3,365,000	3,146,275
Series MTN, 2.95%, 6/15/2027 (a)	10,606,000	10,023,519
3.00%, 2/13/2026	3,991,000	3,850,238
Series GMTN, 3.15%, 9/17/2025	3,505,000	3,416,008
Walt Disney Co.:
1.75%, 1/13/2026	5,414,000	5,136,099
3.38%, 11/15/2026	6,028,000	5,797,067
3.70%, 10/15/2025	3,853,000	3,779,408
3.70%, 3/23/2027 (a)	3,933,000	3,810,644
		125,925,014
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	3,966,000	3,937,366
5.25%, 9/8/2026	3,383,000	3,388,683
6.42%, 3/1/2026	2,711,000	2,759,554
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026 (b)	3,900,000	3,897,777
		13,983,380
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	3,763,000	3,530,183
Series MTN, 3.00%, 8/7/2025	4,464,000	4,347,936
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	2,846,000	2,768,674
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	3,701,000	3,520,798
Parker-Hannifin Corp. 3.25%, 3/1/2027	2,648,000	2,526,536
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,131,000	2,928,049
Textron, Inc.:
3.65%, 3/15/2027	1,500,000	1,438,095
4.00%, 3/15/2026	2,757,000	2,693,424
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	4,032,000	3,905,436
		27,659,131
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	3,992,000	3,734,556
Security Description	Principal Amount	Value
OIL & GAS — 2.3%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	$5,363,000	$5,095,065
3.12%, 5/4/2026	5,277,000	5,080,326
3.41%, 2/11/2026	5,931,000	5,766,296
3.59%, 4/14/2027 (a)	1,236,000	1,189,057
3.80%, 9/21/2025	3,940,000	3,872,035
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	3,186,000	3,069,902
3.85%, 6/1/2027	5,250,000	5,049,817
Cenovus Energy, Inc. 4.25%, 4/15/2027	3,650,000	3,547,545
Chevron Corp.:
2.00%, 5/11/2027	3,752,000	3,466,923
2.95%, 5/16/2026	11,847,000	11,401,671
3.33%, 11/17/2025	3,930,000	3,838,942
Chevron USA, Inc. 0.69%, 8/12/2025 (a)	3,943,000	3,755,786
Coterra Energy, Inc. 3.90%, 5/15/2027	4,661,000	4,482,251
Devon Energy Corp. 5.85%, 12/15/2025	3,949,000	3,958,478
Diamondback Energy, Inc.:
3.25%, 12/1/2026	1,584,000	1,513,195
5.20%, 4/18/2027	3,358,000	3,359,410
EOG Resources, Inc. 4.15%, 1/15/2026 (a)	3,764,000	3,706,486
Exxon Mobil Corp.:
3.04%, 3/1/2026	23,834,000	23,054,628
3.29%, 3/19/2027	1,800,000	1,738,188
Hess Corp. 4.30%, 4/1/2027	9,282,000	9,048,558
HF Sinclair Corp.:
5.88%, 4/1/2026 (a)	5,815,000	5,826,223
6.38%, 4/15/2027 (b)	1,435,000	1,438,501
Marathon Petroleum Corp. 5.13%, 12/15/2026 (a)	3,973,000	3,959,174
Occidental Petroleum Corp. 5.55%, 3/15/2026 (a)	16,740,000	16,711,542
Ovintiv, Inc. 5.38%, 1/1/2026	4,188,000	4,167,898
Phillips 66 Co.:
1.30%, 2/15/2026 (a)	3,902,000	3,653,521
3.55%, 10/1/2026	3,060,000	2,953,237
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	4,373,000	4,103,579
5.10%, 3/29/2026	3,935,000	3,927,838
Shell International Finance BV:
2.00%, 11/7/2024	3,622,300	3,577,275
2.50%, 9/12/2026	8,309,000	7,867,377
2.88%, 5/10/2026	9,251,000	8,887,898

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Valero Energy Corp. 3.40%, 9/15/2026	$2,671,000	$2,560,100
		175,628,722
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 2.06%, 12/15/2026	3,852,000	3,575,003
Halliburton Co. 3.80%, 11/15/2025	3,466,000	3,392,971
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	3,554,000	3,390,907
		10,358,881
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	8,796,000	8,490,867
Berry Global, Inc.:
1.57%, 1/15/2026	14,156,000	13,303,384
1.65%, 1/15/2027	3,294,000	2,998,759
Sonoco Products Co. 2.25%, 2/1/2027	2,421,000	2,238,045
WRKCo, Inc. 4.65%, 3/15/2026	5,564,000	5,484,601
		32,515,656
PHARMACEUTICALS — 4.4%
AbbVie, Inc.:
2.95%, 11/21/2026	34,783,000	33,144,373
4.80%, 3/15/2027 (a)	18,094,000	18,012,577
Astrazeneca Finance LLC:
1.20%, 5/28/2026	4,140,000	3,843,700
4.80%, 2/26/2027	7,267,000	7,225,433
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	5,841,000	5,409,642
3.13%, 6/12/2027	4,350,000	4,135,850
3.38%, 11/16/2025	9,826,000	9,583,200
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	192,486
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	3,548,000	3,340,194
3.20%, 6/15/2026	12,798,000	12,338,680
3.25%, 2/27/2027	14,221,000	13,584,468
Cardinal Health, Inc.:
3.41%, 6/15/2027	5,350,000	5,095,714
3.75%, 9/15/2025 (a)	3,500,000	3,426,500
Cigna Group:
1.25%, 3/15/2026	3,783,000	3,533,019
3.40%, 3/1/2027 (a)	5,155,000	4,928,128
4.13%, 11/15/2025	5,664,000	5,570,261
4.50%, 2/25/2026	4,860,000	4,790,939
5.69%, 3/15/2026	3,684,000	3,680,721
CVS Health Corp.:
2.88%, 6/1/2026	8,940,000	8,516,065
3.00%, 8/15/2026 (a)	3,212,000	3,059,687
Security Description	Principal Amount	Value
3.63%, 4/1/2027	$1,300,000	$1,247,012
3.88%, 7/20/2025	12,335,000	12,112,600
5.00%, 2/20/2026	10,498,000	10,418,530
6.25%, 6/1/2027	700,000	718,550
Eli Lilly & Co.:
3.10%, 5/15/2027 (a)	2,865,000	2,734,872
4.50%, 2/9/2027	9,143,000	9,065,833
5.50%, 3/15/2027	1,182,000	1,202,602
Johnson & Johnson:
0.55%, 9/1/2025	3,804,000	3,611,251
2.45%, 3/1/2026	9,574,000	9,194,487
2.95%, 3/3/2027	5,648,000	5,405,814
McKesson Corp.:
0.90%, 12/3/2025	3,843,000	3,610,691
1.30%, 8/15/2026	2,615,000	2,412,181
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	3,966,400	3,898,416
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	3,404,000	3,178,996
1.70%, 6/10/2027	1,750,000	1,606,360
Novartis Capital Corp.:
2.00%, 2/14/2027	6,184,900	5,760,678
3.00%, 11/20/2025	18,114,000	17,622,929
3.10%, 5/17/2027	5,150,000	4,918,714
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	32,297,000	31,889,735
Pfizer, Inc. 3.00%, 12/15/2026	11,993,000	11,446,119
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	18,750,000	17,979,187
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	9,606,000	9,318,012
Viatris, Inc. 2.30%, 6/22/2027	4,150,000	3,790,071
Zoetis, Inc.:
4.50%, 11/13/2025 (a)	3,857,000	3,811,680
5.40%, 11/14/2025	3,756,000	3,755,361
		334,122,318
PIPELINES — 2.3%
Boardwalk Pipelines LP 5.95%, 6/1/2026 (a)	8,750,000	8,797,250
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	2,958,000	2,954,036
DCP Midstream Operating LP 5.38%, 7/15/2025	2,354,000	2,344,702
Enbridge Energy Partners LP 5.88%, 10/15/2025	3,728,000	3,736,761
Enbridge, Inc.:
1.60%, 10/4/2026	3,875,000	3,567,131
4.25%, 12/1/2026 (a)	3,947,000	3,853,338
5.25%, 4/5/2027 (a)	2,947,000	2,947,501
5.90%, 11/15/2026	4,885,000	4,940,689

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Energy Transfer LP:
3.90%, 7/15/2026	$2,536,000	$2,455,710
4.20%, 4/15/2027	4,000,000	3,879,800
4.40%, 3/15/2027 (a)	1,149,000	1,120,769
4.75%, 1/15/2026	3,660,600	3,617,881
5.50%, 6/1/2027	4,276,000	4,289,469
5.95%, 12/1/2025	3,634,000	3,643,739
6.05%, 12/1/2026	13,045,000	13,220,064
EnLink Midstream Partners LP 4.85%, 7/15/2026	1,054,000	1,034,522
Enterprise Products Operating LLC:
3.70%, 2/15/2026	3,960,000	3,859,812
3.95%, 2/15/2027	3,803,000	3,695,869
4.60%, 1/11/2027 (a)	8,032,000	7,954,331
5.05%, 1/10/2026 (a)	3,891,000	3,881,584
Kinder Morgan, Inc. 1.75%, 11/15/2026 (a)	324,000	298,670
MPLX LP:
1.75%, 3/1/2026	11,873,000	11,162,520
4.13%, 3/1/2027	3,165,000	3,074,449
Northwest Pipeline LLC 4.00%, 4/1/2027	1,734,000	1,680,038
ONEOK, Inc.:
2.20%, 9/15/2025	1,416,000	1,360,153
5.00%, 3/1/2026	3,886,000	3,853,086
5.55%, 11/1/2026	4,340,000	4,358,011
5.85%, 1/15/2026	3,798,000	3,815,964
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	982
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026	7,647,000	7,481,366
4.65%, 10/15/2025 (a)	500,000	493,130
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	2,638,000	2,616,579
5.88%, 6/30/2026	10,885,800	10,932,282
Spectra Energy Partners LP 3.38%, 10/15/2026	3,342,000	3,198,261
TC PipeLines LP 3.90%, 5/25/2027	1,554,000	1,487,396
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027 (a)	7,756,000	8,070,428
TransCanada PipeLines Ltd. 4.88%, 1/15/2026	5,016,000	4,974,317
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	3,907,500	4,021,130
Western Midstream Operating LP 4.65%, 7/1/2026	4,933,000	4,837,300
Williams Cos., Inc.:
3.75%, 6/15/2027	200,000	192,022
4.00%, 9/15/2025	3,871,000	3,798,032
Security Description	Principal Amount	Value
5.40%, 3/2/2026	$5,817,000	$5,811,765
		173,312,839
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	5,574,000	5,510,958
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc.:
3.80%, 4/15/2026 (a)	1,537,000	1,494,348
3.95%, 1/15/2027	3,519,000	3,401,360
4.30%, 1/15/2026	751,000	738,646
American Tower Corp.:
1.45%, 9/15/2026	4,546,000	4,169,409
1.60%, 4/15/2026	16,960,000	15,832,838
2.75%, 1/15/2027	4,203,600	3,944,532
3.13%, 1/15/2027	2,650,000	2,511,617
3.65%, 3/15/2027 (a)	569,000	544,891
4.40%, 2/15/2026 (a)	2,357,000	2,315,540
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	2,030,000	1,927,181
Series GMTN, 2.95%, 5/11/2026	3,846,000	3,690,352
Series MTN, 3.35%, 5/15/2027	2,050,000	1,956,848
Series GMTN, 3.50%, 11/15/2025	1,758,000	1,716,828
Boston Properties LP:
2.75%, 10/1/2026	6,823,000	6,365,450
3.65%, 2/1/2026	5,935,000	5,727,631
Brixmor Operating Partnership LP:
3.90%, 3/15/2027	2,100,000	2,017,449
4.13%, 6/15/2026	1,753,000	1,708,421
Camden Property Trust 5.85%, 11/3/2026 (a)	3,963,000	4,020,860
COPT Defense Properties LP 2.25%, 3/15/2026	3,064,000	2,893,121
Crown Castle, Inc.:
1.05%, 7/15/2026	4,357,000	3,987,701
REIT, 1.35%, 7/15/2025	2,732,000	2,613,978
2.90%, 3/15/2027	2,058,000	1,931,762
3.70%, 6/15/2026	9,277,000	8,966,406
4.00%, 3/1/2027	2,278,000	2,201,368
4.45%, 2/15/2026	4,025,000	3,954,321
CubeSmart LP:
3.13%, 9/1/2026	2,713,000	2,584,051
4.00%, 11/15/2025	883,000	862,753
DOC DR LLC 4.30%, 3/15/2027	1,833,000	1,792,986
EPR Properties:
4.50%, 6/1/2027	1,400,000	1,339,884
4.75%, 12/15/2026	3,782,000	3,656,022
Equinix, Inc.:
1.00%, 9/15/2025 (a)	3,783,000	3,581,101

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1.25%, 7/15/2025	$3,958,000	$3,781,711
1.45%, 5/15/2026	3,967,000	3,682,844
2.90%, 11/18/2026	3,864,000	3,648,350
ERP Operating LP 2.85%, 11/1/2026	1,350,000	1,280,759
Essex Portfolio LP:
3.38%, 4/15/2026	10,000	9,647
3.63%, 5/1/2027	30,000	28,695
Extra Space Storage LP 3.50%, 7/1/2026	84,000	80,794
Federal Realty OP LP 1.25%, 2/15/2026	793,000	740,043
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/2026	6,173,000	6,123,616
Healthcare Realty Holdings LP 3.50%, 8/1/2026	3,990,000	3,816,395
Healthpeak OP LLC:
1.35%, 2/1/2027	1,000,000	906,260
3.25%, 7/15/2026 (a)	2,735,000	2,620,540
Host Hotels & Resorts LP Series F, 4.50%, 2/1/2026	2,572,000	2,527,607
Kilroy Realty LP 4.38%, 10/1/2025	5,505,000	5,390,496
Kimco Realty OP LLC 2.80%, 10/1/2026	3,179,000	3,007,557
Kite Realty Group LP 4.00%, 10/1/2026 (a)	2,518,000	2,436,492
Mid-America Apartments LP:
1.10%, 9/15/2026	1,931,000	1,764,374
3.60%, 6/1/2027	2,800,000	2,685,704
4.00%, 11/15/2025	4,566,000	4,473,630
NNN REIT, Inc.:
3.60%, 12/15/2026	977,000	937,265
4.00%, 11/15/2025	828,000	810,935
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026 (a)	3,923,000	3,885,888
Prologis LP:
2.13%, 4/15/2027	2,761,000	2,549,811
3.25%, 6/30/2026	2,382,000	2,296,177
3.25%, 10/1/2026	3,223,000	3,089,181
Public Storage Operating Co.:
0.88%, 2/15/2026	2,955,000	2,756,779
1.50%, 11/9/2026 (a)	3,883,000	3,573,641
Realty Income Corp.:
0.75%, 3/15/2026	3,100,000	2,864,028
3.00%, 1/15/2027 (a)	3,193,000	3,024,473
4.13%, 10/15/2026	2,846,000	2,774,736
4.45%, 9/15/2026	2,151,000	2,104,022
4.63%, 11/1/2025	3,499,000	3,457,852
4.88%, 6/1/2026	3,478,000	3,445,620
Regency Centers LP 3.60%, 2/1/2027	3,600,000	3,453,876
Sabra Health Care LP 5.13%, 8/15/2026	2,942,000	2,898,517
Security Description	Principal Amount	Value
Simon Property Group LP:
1.38%, 1/15/2027	$2,861,000	$2,607,086
3.25%, 11/30/2026 (a)	5,090,000	4,863,750
3.30%, 1/15/2026 (a)	3,945,000	3,822,942
3.38%, 6/15/2027	200,000	190,834
3.50%, 9/1/2025 (a)	3,894,000	3,810,980
SITE Centers Corp.:
4.25%, 2/1/2026	331,000	327,276
4.70%, 6/1/2027	905,000	898,955
Tanger Properties LP 3.13%, 9/1/2026	1,743,000	1,644,590
UDR, Inc. Series MTN, 2.95%, 9/1/2026	1,700,000	1,610,223
Ventas Realty LP:
3.25%, 10/15/2026	3,197,000	3,038,844
3.85%, 4/1/2027	786,000	755,362
4.13%, 1/15/2026 (a)	3,151,000	3,080,323
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,000,000	942,170
4.25%, 4/1/2026	4,203,000	4,117,427
Weyerhaeuser Co. 4.75%, 5/15/2026	3,908,000	3,864,582
WP Carey, Inc. 4.25%, 10/1/2026	828,000	806,480
		233,759,794
RETAIL — 2.4%
AutoNation, Inc. 4.50%, 10/1/2025	3,339,000	3,285,209
AutoZone, Inc.:
3.13%, 4/21/2026	2,059,000	1,978,575
3.75%, 6/1/2027	600,000	576,966
5.05%, 7/15/2026	3,648,000	3,635,305
Costco Wholesale Corp.:
1.38%, 6/20/2027	5,850,000	5,315,193
3.00%, 5/18/2027	3,850,000	3,682,101
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	165,000	158,529
Dollar General Corp.:
3.88%, 4/15/2027	3,735,000	3,589,970
4.15%, 11/1/2025	3,162,000	3,101,732
4.63%, 11/1/2027	4,000,000	3,912,120
Home Depot, Inc.:
2.13%, 9/15/2026	5,330,000	5,007,695
2.50%, 4/15/2027	4,405,000	4,125,459
2.88%, 4/15/2027	5,650,000	5,349,137
3.00%, 4/1/2026	4,374,000	4,216,492
3.35%, 9/15/2025	3,801,500	3,716,118
4.00%, 9/15/2025	3,557,000	3,505,068
4.88%, 6/25/2027 (a)	3,330,000	3,324,039
4.95%, 9/30/2026	3,966,000	3,959,615
5.10%, 12/24/2025 (a)	4,150,000	4,146,638
5.15%, 6/25/2026 (a)	2,430,000	2,432,308
Lowe's Cos., Inc.:
2.50%, 4/15/2026 (a)	6,274,000	5,976,550

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.10%, 5/3/2027	$6,400,000	$6,059,392
3.35%, 4/1/2027	4,172,000	3,982,633
3.38%, 9/15/2025	3,991,300	3,894,232
4.40%, 9/8/2025	3,005,000	2,966,266
4.80%, 4/1/2026	6,700,000	6,644,725
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	3,194,000	3,056,307
Series MTN, 3.30%, 7/1/2025	4,435,000	4,344,127
Series MTN, 3.50%, 3/1/2027	1,900,000	1,823,810
Series MTN, 3.70%, 1/30/2026 (a)	7,608,000	7,434,918
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	3,069,000	2,974,168
5.75%, 11/20/2026	4,141,000	4,180,754
Ross Stores, Inc. 0.88%, 4/15/2026	3,452,000	3,192,030
Starbucks Corp.:
2.00%, 3/12/2027 (a)	4,940,000	4,558,187
2.45%, 6/15/2026 (a)	3,565,000	3,386,928
3.80%, 8/15/2025 (a)	3,940,000	3,873,611
4.75%, 2/15/2026 (a)	3,635,000	3,609,737
4.85%, 2/8/2027	4,909,000	4,883,670
Target Corp.:
1.95%, 1/15/2027	5,544,000	5,160,854
2.50%, 4/15/2026 (a)	1,016,000	973,216
TJX Cos., Inc. 2.25%, 9/15/2026	4,466,000	4,207,106
Walmart, Inc.:
1.05%, 9/17/2026 (a)	7,626,000	7,027,359
3.05%, 7/8/2026	4,035,000	3,897,810
3.55%, 6/26/2025	300	295
3.90%, 9/9/2025	8,661,000	8,541,738
4.00%, 4/15/2026 (a)	3,868,000	3,807,002
		179,475,694
SEMICONDUCTORS — 1.9%
Analog Devices, Inc.:
3.45%, 6/15/2027	12,000	11,514
3.50%, 12/5/2026	3,862,000	3,725,942
Applied Materials, Inc.:
3.30%, 4/1/2027	7,108,000	6,828,158
3.90%, 10/1/2025	640,000	630,752
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	12,005,000	11,620,480
Broadcom, Inc.:
3.15%, 11/15/2025	6,636,000	6,431,346
3.46%, 9/15/2026	2,427,000	2,335,235
Intel Corp.:
2.60%, 5/19/2026	9,200,600	8,768,356
3.15%, 5/11/2027	2,877,000	2,734,761
3.70%, 7/29/2025	9,404,000	9,242,815
3.75%, 3/25/2027	3,781,000	3,658,874
Security Description	Principal Amount	Value
4.88%, 2/10/2026	$7,933,000	$7,885,878
KLA Corp. 4.65%, 11/1/2024	3,409,300	3,398,186
Lam Research Corp. 3.75%, 3/15/2026 (a)	3,918,000	3,823,302
Marvell Technology, Inc. 1.65%, 4/15/2026	2,922,000	2,734,174
Microchip Technology, Inc. 4.25%, 9/1/2025	6,293,000	6,195,018
Micron Technology, Inc.:
4.19%, 2/15/2027	8,288,000	8,056,019
4.98%, 2/6/2026	3,782,000	3,751,328
NVIDIA Corp. 3.20%, 9/16/2026	3,833,000	3,704,518
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	3,867,000	3,858,492
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	3,483,000	3,293,490
3.88%, 6/18/2026	3,928,000	3,814,520
4.40%, 6/1/2027	2,150,000	2,102,528
QUALCOMM, Inc. 3.25%, 5/20/2027	8,150,000	7,784,309
Skyworks Solutions, Inc. 1.80%, 6/1/2026	7,118,000	6,617,889
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	3,334,000	3,066,713
4.60%, 2/8/2027 (a)	3,655,000	3,631,462
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	7,089,000	6,561,720
3.88%, 4/22/2027	5,357,000	5,179,094
		141,446,873
SOFTWARE — 2.5%
Adobe, Inc.:
2.15%, 2/1/2027	1,714,000	1,598,116
4.85%, 4/4/2027 (a)	2,915,000	2,914,388
Autodesk, Inc. 3.50%, 6/15/2027	5,000	4,789
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	3,961,000	3,807,274
Concentrix Corp. 6.65%, 8/2/2026	10,203,000	10,310,336
Electronic Arts, Inc. 4.80%, 3/1/2026	1,000	993
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	3,639,000	3,392,822
Fiserv, Inc.:
2.25%, 6/1/2027	3,750,000	3,460,725
3.20%, 7/1/2026	7,955,000	7,635,845
5.15%, 3/15/2027	12,117,000	12,124,391
Intuit, Inc.:
0.95%, 7/15/2025	3,804,000	3,634,684
5.25%, 9/15/2026	3,808,000	3,819,652

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Microsoft Corp.:
2.40%, 8/8/2026 (a)	$32,830,000	$31,228,553
3.30%, 2/6/2027	20,468,000	19,746,912
3.40%, 9/15/2026	6,550,000	6,341,120
Oracle Corp.:
1.65%, 3/25/2026	12,126,000	11,367,034
2.50%, 4/1/2025	16,884,000	16,491,785
2.65%, 7/15/2026	13,365,000	12,665,342
2.80%, 4/1/2027	9,397,000	8,823,877
5.80%, 11/10/2025	1,282,000	1,288,333
Roper Technologies, Inc.:
1.00%, 9/15/2025	3,434,000	3,252,032
3.80%, 12/15/2026	4,152,000	4,013,655
3.85%, 12/15/2025	2,239,000	2,187,861
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	3,439,000	3,306,874
5.00%, 3/28/2026	3,797,000	3,771,940
VMware LLC 1.40%, 8/15/2026	5,499,000	5,062,874
Workday, Inc. 3.50%, 4/1/2027	7,126,000	6,815,948
		189,068,155
TELECOMMUNICATIONS — 2.5%
AT&T, Inc.:
1.70%, 3/25/2026	19,028,000	17,861,584
2.30%, 6/1/2027	12,800,000	11,842,048
2.95%, 7/15/2026	1,174,000	1,119,761
3.80%, 2/15/2027	3,963,000	3,829,170
3.88%, 1/15/2026	1,746,000	1,704,585
4.25%, 3/1/2027	13,954,000	13,632,500
Cisco Systems, Inc.:
2.50%, 9/20/2026	6,174,000	5,868,264
2.95%, 2/28/2026 (a)	4,672,000	4,515,862
4.80%, 2/26/2027 (a)	9,849,000	9,821,620
4.90%, 2/26/2026 (a)	4,453,000	4,447,478
Juniper Networks, Inc. 1.20%, 12/10/2025	3,906,000	3,668,203
KT Corp. 4.00%, 8/8/2025 (b)	175,000	172,326
Rogers Communications, Inc.:
2.90%, 11/15/2026	3,043,000	2,874,235
3.20%, 3/15/2027 (a)	2,344,000	2,224,034
3.63%, 12/15/2025	7,145,000	6,949,799
Sprint LLC 7.63%, 3/1/2026	15,041,000	15,454,477
Telefonica Emisiones SA 4.10%, 3/8/2027 (a)	6,629,000	6,436,096
T-Mobile USA, Inc.:
1.50%, 2/15/2026	3,985,000	3,741,397
2.25%, 2/15/2026	6,776,000	6,440,452
2.63%, 4/15/2026	4,485,000	4,268,464
3.50%, 4/15/2025	100	98
3.75%, 4/15/2027	27,383,000	26,322,456
5.38%, 4/15/2027	2,200,000	2,193,818
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
0.85%, 11/20/2025	$9,945,000	$9,350,985
1.45%, 3/20/2026	10,897,400	10,207,486
2.63%, 8/15/2026	439,000	416,220
3.00%, 3/22/2027 (a)	10,881,000	10,297,452
4.13%, 3/16/2027	1,771,000	1,726,335
		187,387,205
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.55%, 11/19/2026	10,385,000	9,914,559
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	4,503,000	4,306,939
3.65%, 9/1/2025	2,841,000	2,785,288
7.00%, 12/15/2025 (a)	1,941,000	1,989,855
Canadian National Railway Co. 2.75%, 3/1/2026 (a)	3,913,000	3,769,041
Canadian Pacific Railway Co. 1.75%, 12/2/2026	3,750,000	3,459,750
CSX Corp.:
2.60%, 11/1/2026	4,076,000	3,853,532
3.25%, 6/1/2027 (a)	2,350,000	2,243,498
3.35%, 11/1/2025 (a)	3,205,000	3,122,023
FedEx Corp. 3.25%, 4/1/2026	3,013,000	2,912,064
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (a)	3,521,000	3,440,193
Norfolk Southern Corp.:
2.90%, 6/15/2026	2,549,000	2,435,213
3.15%, 6/1/2027	1,300,000	1,233,453
3.65%, 8/1/2025	2,109,000	2,069,520
7.80%, 5/15/2027 (a)	4,884,000	5,238,530
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,556,000	1,439,798
Series MTN, 2.85%, 3/1/2027	1,500,000	1,413,120
Series MTN, 2.90%, 12/1/2026	3,688,000	3,484,754
Series MTN, 3.35%, 9/1/2025	2,576,000	2,510,467
Series MTN, 4.30%, 6/15/2027	2,900,000	2,828,457
Series MTN, 5.30%, 3/15/2027 (a)	3,155,000	3,157,587
Union Pacific Corp.:
2.75%, 3/1/2026	3,676,000	3,534,915
3.25%, 8/15/2025	3,035,000	2,965,650
3.75%, 7/15/2025	2,748,000	2,707,494
4.75%, 2/21/2026	3,482,000	3,457,173
United Parcel Service, Inc. 2.40%, 11/15/2026	3,501,000	3,298,607
		73,656,921

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	$2,351,000	$2,247,180
3.85%, 3/30/2027 (a)	1,000,000	962,970
5.40%, 3/15/2027	3,395,000	3,397,852
		6,608,002
VENTURE CAPITAL — 0.1%
Hercules Capital, Inc.:
2.63%, 9/16/2026 (a)	2,276,000	2,084,952
3.38%, 1/20/2027	2,677,000	2,480,321
		4,565,273
TOTAL CORPORATE BONDS & NOTES (Cost $7,555,329,005)		7,535,235,761
	Shares
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h)	221,101,898	221,101,898
State Street Navigator Securities Lending Portfolio II (i) (j)	269,550,370	269,550,370
TOTAL SHORT-TERM INVESTMENTS (Cost $490,652,268)		490,652,268
TOTAL INVESTMENTS — 105.2% (Cost $8,045,981,273)		8,025,888,029
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(394,017,015)
NET ASSETS — 100.0%		$7,631,871,014

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,535,235,761	$—	$7,535,235,761
Short-Term Investments	490,652,268	—	—	490,652,268
TOTAL INVESTMENTS	$490,652,268	$7,535,235,761	$—	$8,025,888,029
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,656,891	$196,656,891	$2,923,007,679	$2,898,562,672	$—	$—	221,101,898	$221,101,898	$2,214,973
State Street Navigator Securities Lending Portfolio II	212,370,830	212,370,830	1,645,217,688	1,588,038,148	—	—	269,550,370	269,550,370	676,216
Total		$409,027,721	$4,568,225,367	$4,486,600,820	$—	$—		$490,652,268	$2,891,189
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$1,396,100	$1,420,859
6.50%, 11/15/2026	7,251,200	7,611,494
6.63%, 2/15/2027	6,412,000	6,747,127
6.75%, 8/15/2026	12,212,500	12,718,174
6.88%, 8/15/2025	860,100	878,444
U.S. Treasury Notes:
0.25%, 7/31/2025	26,532,000	25,196,072
0.25%, 8/31/2025	31,457,100	29,760,137
0.25%, 9/30/2025	59,349,800	55,955,733
0.25%, 10/31/2025	45,788,300	43,023,116
0.38%, 11/30/2025	57,212,900	53,668,382
0.38%, 12/31/2025	47,091,200	44,035,791
0.38%, 1/31/2026	50,294,400	46,870,059
0.50%, 2/28/2026	37,980,000	35,365,908
0.50%, 4/30/2027	35,719,100	31,918,365
0.50%, 5/31/2027	34,890,700	31,085,433
0.50%, 6/30/2027	39,075,300	34,725,120
0.63%, 7/31/2026 (a)	63,694,100	58,593,596
0.63%, 3/31/2027	7,775,200	6,993,428
0.75%, 3/31/2026	52,176,600	48,662,832
0.75%, 4/30/2026	68,892,600	64,072,809
0.75%, 5/31/2026	62,232,700	57,715,968
0.75%, 8/31/2026	71,029,400	65,330,401
0.88%, 6/30/2026	69,855,400	64,801,798
0.88%, 9/30/2026	63,350,000	58,306,746
1.13%, 10/31/2026	74,318,500	68,587,847
1.13%, 2/28/2027	16,028,300	14,655,877
1.25%, 11/30/2026	69,291,800	63,997,473
1.25%, 12/31/2026	63,682,300	58,707,120
1.38%, 8/31/2026	25,939,300	24,182,318
1.50%, 8/15/2026	53,888,400	50,427,754
1.50%, 1/31/2027	65,798,600	60,894,548
1.63%, 2/15/2026	64,455,700	61,220,326
1.63%, 5/15/2026	50,521,500	47,697,427
1.63%, 9/30/2026	18,400,100	17,221,344
1.63%, 10/31/2026	26,380,500	24,634,853
1.63%, 11/30/2026	26,203,000	24,415,874
1.75%, 12/31/2026	25,759,500	24,042,871
1.88%, 6/30/2026 (a)	38,287,800	36,235,813
1.88%, 7/31/2026 (a)	27,094,400	25,580,924
1.88%, 2/28/2027	61,173,000	57,067,719
2.00%, 8/15/2025 (a)	48,387,500	46,780,884
2.00%, 11/15/2026 (a)	61,600,700	57,967,222
2.13%, 5/31/2026	24,272,500	23,114,816
2.25%, 11/15/2025 (a)	40,449,900	39,002,552
2.25%, 3/31/2026	10,997,000	10,530,487
2.25%, 2/15/2027	53,811,300	50,729,763
2.38%, 4/30/2026	6,610,700	6,334,135
2.38%, 5/15/2027	59,813,300	56,336,652
2.50%, 2/28/2026	17,174,700	16,533,332
2.50%, 3/31/2027	50,414,700	47,787,622
2.63%, 12/31/2025	3,310,800	3,202,552
Security Description	Principal Amount	Value
2.63%, 1/31/2026	$10,579,500	$10,217,483
2.63%, 5/31/2027 (a)	50,403,100	47,800,253
2.75%, 8/31/2025	21,981,300	21,409,443
2.75%, 4/30/2027	49,637,100	47,290,972
2.88%, 7/31/2025 (a)	10,894,100	10,643,451
2.88%, 11/30/2025	2,883,000	2,802,366
3.00%, 7/15/2025	27,409,500	26,832,401
3.00%, 9/30/2025	6,147,400	5,997,557
3.00%, 10/31/2025	4,227,000	4,119,344
3.13%, 8/15/2025	54,889,900	53,734,210
3.25%, 6/30/2027	55,106,200	53,173,178
3.50%, 9/15/2025	63,665,700	62,514,246
3.63%, 5/15/2026	48,073,700	47,093,447
3.75%, 4/15/2026	55,302,700	54,308,980
3.88%, 1/15/2026	71,024,500	69,956,358
4.00%, 12/15/2025	74,729,400	73,763,172
4.00%, 2/15/2026 (a)	49,270,900	48,604,973
4.00%, 1/15/2027	70,782,000	69,758,979
4.13%, 6/15/2026 (a)	79,834,500	78,923,888
4.13%, 2/15/2027	61,180,400	60,482,561
4.25%, 10/15/2025	87,220,000	86,392,091
4.25%, 12/31/2025	60,645,700	60,065,302
4.25%, 1/31/2026	85,089,400	84,275,068
4.25%, 3/15/2027	69,796,600	69,240,408
4.38%, 8/15/2026	81,237,600	80,704,478
4.38%, 12/15/2026	55,190,600	54,880,153
4.50%, 11/15/2025 (a)	49,299,000	48,996,659
4.50%, 3/31/2026	82,198,900	81,768,641
4.50%, 7/15/2026	68,648,900	68,353,925
4.50%, 4/15/2027	64,492,800	64,402,107
4.50%, 5/15/2027	67,698,400	67,613,777
4.63%, 2/28/2026	73,507,000	73,245,705
4.63%, 3/15/2026	53,522,600	53,338,616
4.63%, 6/30/2026 (b)	5,009,600	5,000,598
4.63%, 9/15/2026	84,010,700	83,912,250
4.63%, 10/15/2026	55,773,800	55,730,227
4.63%, 11/15/2026	57,741,700	57,719,145
4.63%, 6/15/2027	65,125,400	65,318,741
4.75%, 7/31/2025	31,320,600	31,209,265
4.88%, 11/30/2025	55,716,900	55,651,607
4.88%, 4/30/2026	72,239,400	72,352,274
4.88%, 5/31/2026	79,711,200	79,873,113
5.00%, 8/31/2025	119,066,000	118,963,678
5.00%, 9/30/2025	102,105,200	102,065,316
5.00%, 10/31/2025	72,363,200	72,363,200
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,472,650,214)		4,446,211,503

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c) (d) (Cost $7,780,506)	7,780,506	$7,780,506
TOTAL INVESTMENTS — 99.1% (Cost $4,480,430,720)		4,453,992,009
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		41,553,398
NET ASSETS — 100.0%		$4,495,545,407
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$4,446,211,503	$—	$4,446,211,503
Short-Term Investment	7,780,506	—	—	7,780,506
TOTAL INVESTMENTS	$7,780,506	$4,446,211,503	$—	$4,453,992,009

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,859,569	$5,859,569	$274,140,032	$272,219,095	$—	$—	7,780,506	$7,780,506	$448,892
State Street Navigator Securities Lending Portfolio II	68,740,559	68,740,559	8,321,423,096	8,390,163,655	—	—	—	—	565,091
Total		$74,600,128	$8,595,563,128	$8,662,382,750	$—	$—		$7,780,506	$1,013,983
See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$11,630,837	$6,731,347
0.13%, 2/15/2052	14,465,267	8,219,210
0.25%, 2/15/2050	10,296,904	6,290,564
0.63%, 2/15/2043	18,166,425	13,655,687
0.75%, 2/15/2042 (a)	19,390,168	15,158,794
0.75%, 2/15/2045	18,888,395	14,157,442
0.88%, 2/15/2047	15,642,145	11,752,689
1.00%, 2/15/2046	15,049,481	11,747,413
1.00%, 2/15/2048	13,154,115	10,074,716
1.00%, 2/15/2049	11,605,372	8,820,310
1.38%, 2/15/2044	19,282,886	16,529,802
1.50%, 2/15/2053	13,886,022	11,674,022
1.75%, 1/15/2028	13,584,746	13,371,954
2.00%, 1/15/2026	20,676,756	20,426,374
2.13%, 2/15/2040	14,401,189	14,262,240
2.13%, 2/15/2041	22,078,422	21,897,741
2.13%, 2/15/2054	5,428,664	5,281,708
2.38%, 1/15/2027	15,613,314	15,612,704
2.50%, 1/15/2029	13,255,786	13,496,306
3.38%, 4/15/2032 (a)	5,579,022	6,091,268
3.63%, 4/15/2028	18,160,308	19,096,344
3.88%, 4/15/2029	21,241,788	22,957,726
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2025	749	729
0.13%, 10/15/2025	20,838,221	20,156,909
0.13%, 4/15/2026	25,411,562	24,282,931
0.13%, 7/15/2026	30,914,022	29,553,081
0.13%, 10/15/2026	26,282,004	25,022,316
0.13%, 4/15/2027	27,497,399	25,877,093
0.13%, 1/15/2030	32,186,861	28,989,549
0.13%, 7/15/2030	31,770,988	28,439,378
0.13%, 1/15/2031	36,004,409	31,785,142
0.13%, 7/15/2031	33,862,286	29,739,949
0.13%, 1/15/2032	33,241,244	28,783,541
0.25%, 7/15/2029	30,642,956	28,153,814
0.38%, 7/15/2025	30,637,814	29,873,663
0.38%, 1/15/2027	31,976,947	30,411,826
0.38%, 7/15/2027	26,463,531	25,121,747
0.50%, 1/15/2028	28,027,016	26,418,199
0.63%, 1/15/2026	39,450,359	38,170,534
Security Description	Principal Amount	Value
0.63%, 7/15/2032	$28,443,938	$25,507,324
0.75%, 7/15/2028 (a)	26,795,848	25,476,989
0.88%, 1/15/2029	28,105,851	26,642,371
1.13%, 1/15/2033	32,564,047	30,135,100
1.25%, 4/15/2028	24,566,067	23,741,281
1.38%, 7/15/2033	29,762,615	28,118,696
1.63%, 10/15/2027	27,392,755	26,963,139
1.75%, 1/15/2034	29,545,177	28,685,943
2.13%, 4/15/2029	20,873,592	20,918,030
2.38%, 10/15/2028	27,876,384	28,252,062
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,132,860,583)		1,002,527,697
	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b) (c)	1,060,994	1,060,994
State Street Navigator Securities Lending Portfolio II (d) (e)	6,183,750	6,183,750
TOTAL SHORT-TERM INVESTMENTS (Cost $7,244,744)		7,244,744
TOTAL INVESTMENTS — 99.8% (Cost $1,140,105,327)		1,009,772,441
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,297,049
NET ASSETS — 100.0%		$1,012,069,490
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,002,527,697	$—	$1,002,527,697
Short-Term Investments	7,244,744	—	—	7,244,744
TOTAL INVESTMENTS	$7,244,744	$1,002,527,697	$—	$1,009,772,441

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,296,604	$1,296,604	$186,218,283	$186,453,893	$—	$—	1,060,994	$1,060,994	$143,940
State Street Navigator Securities Lending Portfolio II	56,402,073	56,402,073	989,313,344	1,039,531,667	—	—	6,183,750	6,183,750	51,600
Total		$57,698,677	$1,175,531,627	$1,225,985,560	$—	$—		$7,244,744	$195,540
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$3,150,600	$3,255,702
5.25%, 2/15/2029	2,868,200	2,975,085
5.38%, 2/15/2031	8,714,100	9,257,370
5.50%, 8/15/2028 (a)	617,000	643,656
6.13%, 11/15/2027	7,616,900	8,005,481
6.13%, 8/15/2029 (a)	392,900	424,056
6.25%, 5/15/2030	6,331,500	6,942,391
6.38%, 8/15/2027	1,267,000	1,335,101
U.S. Treasury Notes:
0.38%, 7/31/2027	19,366,600	17,080,434
0.38%, 9/30/2027	37,768,800	33,118,517
0.50%, 8/31/2027	24,900,800	21,986,628
0.50%, 10/31/2027	15,383,400	13,502,539
0.63%, 11/30/2027	26,660,400	23,436,158
0.63%, 12/31/2027	27,592,300	24,182,064
0.63%, 5/15/2030	87,226,900	70,503,868
0.63%, 8/15/2030	98,075,000	78,597,918
0.75%, 1/31/2028	34,351,700	30,159,719
0.88%, 11/15/2030	84,800,700	68,595,816
1.00%, 7/31/2028	77,224,100	67,456,458
1.13%, 2/29/2028	18,942,900	16,828,103
1.13%, 8/31/2028	59,949,000	52,520,944
1.13%, 2/15/2031	65,820,800	53,818,789
1.25%, 3/31/2028	20,088,500	17,888,181
1.25%, 4/30/2028	32,091,200	28,511,026
1.25%, 5/31/2028	53,352,700	47,296,335
1.25%, 6/30/2028	113,000,600	99,979,047
1.25%, 9/30/2028	72,518,300	63,725,456
1.25%, 8/15/2031	123,946,700	100,590,494
1.38%, 10/31/2028	67,349,700	59,388,755
1.38%, 12/31/2028	23,883,000	20,977,857
1.38%, 11/15/2031 (a)	76,553,500	62,271,488
1.50%, 11/30/2028	83,993,500	74,340,810
1.50%, 2/15/2030	42,701,300	36,659,733
1.63%, 8/15/2029	850,200	745,187
1.63%, 5/15/2031	69,916,500	58,686,162
1.75%, 1/31/2029	125,332,400	111,780,834
1.75%, 11/15/2029	31,790,400	27,920,912
1.88%, 2/28/2029	91,086,600	81,558,088
1.88%, 2/15/2032	78,881,400	66,211,075
2.25%, 8/15/2027	15,710,600	14,680,819
2.25%, 11/15/2027	26,015,800	24,204,857
2.38%, 3/31/2029	42,597,000	38,969,599
2.38%, 5/15/2029	45,959,200	41,970,085
2.63%, 2/15/2029	36,275,700	33,628,708
2.63%, 7/31/2029	85,345,900	78,644,914
2.75%, 7/31/2027	32,163,800	30,540,533
2.75%, 2/15/2028	18,758,300	17,684,094
2.75%, 5/31/2029	72,236,900	67,112,595
2.75%, 8/15/2032	148,709,800	132,328,486
2.88%, 5/15/2028	30,110,200	28,444,730
2.88%, 8/15/2028 (a)	70,299,500	66,229,818
Security Description	Principal Amount	Value
2.88%, 4/30/2029	$95,548,200	$89,359,962
2.88%, 5/15/2032	110,732,700	99,763,242
3.13%, 8/31/2027	33,493,800	32,135,731
3.13%, 11/15/2028	18,905,300	17,951,173
3.13%, 8/31/2029	92,050,400	86,822,225
3.25%, 6/30/2029	37,281,100	35,422,870
3.38%, 5/15/2033 (a)	129,571,100	120,096,213
3.50%, 1/31/2028	122,390,600	118,537,209
3.50%, 4/30/2028	51,754,400	50,060,252
3.50%, 1/31/2030	52,244,700	50,040,627
3.50%, 4/30/2030	59,981,500	57,357,309
3.50%, 2/15/2033	90,423,000	84,743,305
3.63%, 3/31/2028	64,279,900	62,472,028
3.63%, 5/31/2028 (a)	93,096,000	90,441,310
3.63%, 3/31/2030	59,978,500	57,757,421
3.75%, 12/31/2028	82,990,600	80,883,417
3.75%, 5/31/2030	59,421,600	57,550,748
3.75%, 6/30/2030	50,027,800	48,433,164
3.75%, 12/31/2030	17,319,200	16,731,971
3.88%, 11/30/2027	55,903,500	54,837,840
3.88%, 12/31/2027	66,871,500	65,596,762
3.88%, 9/30/2029	40,799,200	39,868,468
3.88%, 11/30/2029 (a)	46,588,100	45,507,111
3.88%, 12/31/2029	62,175,200	60,708,254
3.88%, 8/15/2033	132,602,000	127,587,987
4.00%, 2/29/2028 (a)	91,774,800	90,369,498
4.00%, 6/30/2028 (a)	60,730,900	59,810,447
4.00%, 1/31/2029 (a)	49,852,800	49,093,324
4.00%, 10/31/2029	33,850,500	33,273,984
4.00%, 2/28/2030	49,411,800	48,527,792
4.00%, 7/31/2030	41,186,400	40,407,720
4.00%, 1/31/2031	16,313,800	15,987,524
4.00%, 2/15/2034	116,604,600	113,215,779
4.13%, 9/30/2027	78,859,900	77,972,726
4.13%, 10/31/2027 (a)	105,894,800	104,711,757
4.13%, 7/31/2028	61,380,700	60,733,326
4.13%, 3/31/2029 (a)	22,362,300	22,136,930
4.13%, 8/31/2030	82,917,100	81,874,159
4.13%, 3/31/2031 (a)	21,866,200	21,579,206
4.13%, 11/15/2032	132,655,500	130,437,666
4.25%, 2/28/2029 (a)	71,640,100	71,326,675
4.25%, 6/30/2029 (b)	24,951,200	24,846,912
4.25%, 2/28/2031 (a)	54,496,500	54,181,442
4.25%, 6/30/2031 (b)	24,951,200	24,810,850
4.38%, 8/31/2028	68,014,100	67,934,396
4.38%, 11/30/2028	60,852,300	60,852,300
4.38%, 11/30/2030	68,511,600	68,581,182
4.38%, 5/15/2034	78,016,500	78,040,880
4.50%, 5/31/2029 (a)	73,993,600	74,502,306
4.50%, 11/15/2033	141,264,700	142,589,057
4.63%, 9/30/2028	60,496,300	61,006,738
4.63%, 4/30/2029	33,137,000	33,520,147
4.63%, 9/30/2030	38,833,200	39,388,394
4.63%, 4/30/2031	25,583,400	25,999,130
4.63%, 5/31/2031	48,372,000	49,158,045

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.88%, 10/31/2028	$62,918,300	$64,102,934
4.88%, 10/31/2030	58,625,400	60,287,980
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,916,022,104)		5,739,525,280
	Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c) (d)	54,730,605	54,730,605
State Street Navigator Securities Lending Portfolio II (e) (f)	94,519,923	94,519,923
TOTAL SHORT-TERM INVESTMENTS (Cost $149,250,528)		149,250,528
TOTAL INVESTMENTS — 101.5% (Cost $6,065,272,632)		5,888,775,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(87,428,146)
NET ASSETS — 100.0%		$5,801,347,662

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,739,525,280	$—	$5,739,525,280
Short-Term Investments	149,250,528	—	—	149,250,528
TOTAL INVESTMENTS	$149,250,528	$5,739,525,280	$—	$5,888,775,808

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,557,777	$7,557,777	$250,499,125	$203,326,297	$—	$—	54,730,605	$54,730,605	$384,689
State Street Navigator Securities Lending Portfolio II	106,444,568	106,444,568	7,059,858,154	7,071,782,799	—	—	94,519,923	94,519,923	378,318
Total		$114,002,345	$7,310,357,279	$7,275,109,096	$—	$—		$149,250,528	$763,007
See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$3,914,000	$3,542,953
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	4,236,000	4,046,354
7.50%, 6/1/2029 (a) (b)	4,543,000	3,795,586
7.75%, 4/15/2028 (a) (b)	4,353,000	3,814,360
7.88%, 4/1/2030 (a)	3,715,000	3,739,482
9.00%, 9/15/2028 (a) (b)	2,559,000	2,671,161
CMG Media Corp. 8.88%, 12/15/2027 (a)	3,432,000	1,957,372
Lamar Media Corp.:
3.75%, 2/15/2028	1,643,000	1,536,156
4.00%, 2/15/2030	467,000	423,083
4.88%, 1/15/2029	1,193,000	1,146,509
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	1,628,000	1,483,222
4.63%, 3/15/2030 (a) (b)	1,273,000	1,146,515
5.00%, 8/15/2027 (a) (b)	763,000	738,988
7.38%, 2/15/2031 (a)	595,000	621,031
Stagwell Global LLC 5.63%, 8/15/2029 (a)	3,293,000	3,042,962
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,138,000	1,111,007
		34,816,741
AEROSPACE & DEFENSE — 1.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	1,947,000	1,985,589
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	2,179,000	2,155,532
7.00%, 6/1/2032 (a) (b)	2,860,000	2,899,068
7.25%, 7/1/2031 (a)	2,279,000	2,339,735
7.45%, 5/1/2034 (a)	2,923,000	3,282,675
7.50%, 2/1/2029 (a) (b)	2,025,000	2,100,573
7.88%, 4/15/2027 (a)	3,185,300	3,195,270
8.75%, 11/15/2030 (a)	1,797,000	1,942,809
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a)	389,000	387,806
Moog, Inc. 4.25%, 12/15/2027 (a)	1,926,000	1,826,252
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	4,698,000	4,561,429
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	1,748,000	1,684,740
9.38%, 11/30/2029 (a)	3,884,000	4,182,330
9.75%, 11/15/2030 (a)	4,315,000	4,759,057
Security Description	Principal Amount	Value
TransDigm, Inc.:
4.63%, 1/15/2029	$5,679,000	$5,306,401
4.88%, 5/1/2029	2,762,000	2,587,773
5.50%, 11/15/2027	8,230,000	8,082,765
6.38%, 3/1/2029 (a)	8,765,000	8,819,255
6.63%, 3/1/2032 (a)	7,154,000	7,236,772
6.75%, 8/15/2028 (a)	8,637,000	8,751,354
6.88%, 12/15/2030 (a)	5,554,000	5,670,912
7.13%, 12/1/2031 (a)	3,299,000	3,405,063
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	3,082,000	3,233,634
		90,396,794
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	1,812,300	1,771,306
6.00%, 6/15/2030 (a)	2,814,000	2,765,965
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	1,387,000	1,372,325
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	4,007,000	3,754,799
10.50%, 11/1/2026 (a)	794,000	802,266
		10,466,661
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	4,719,100	4,491,309
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	2,788,000	2,658,470
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	1,728,000	1,701,683
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	4,723,000	4,723,000
8.50%, 5/15/2029 (a)	4,186,700	4,350,777
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	9,486,401	9,406,620
5.75%, 4/20/2029 (a)	10,876,300	10,598,519
Delta Air Lines, Inc.:
3.75%, 10/28/2029	227,400	209,340
4.38%, 4/19/2028	328,000	315,838
7.38%, 1/15/2026 (b)	1,919,000	1,961,064
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a) (b)	5,089,000	4,841,318
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	2,443,038	1,770,005
8.00%, 9/20/2025 (a) (b)	1,380,000	1,003,840
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	9,330,000	9,017,352
4.63%, 4/15/2029 (a)	7,143,000	6,655,847

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	$3,389,000	$2,646,775
7.88%, 5/1/2027 (a) (b)	2,305,000	2,036,398
9.50%, 6/1/2028 (a) (b)	2,017,000	1,771,087
		70,159,242
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	1,297,000	1,129,415
4.25%, 3/15/2029 (a)	405,000	369,320
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a)	1,164,000	1,138,532
9.00%, 2/15/2031 (a) (b)	3,355,000	3,515,704
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	760,000	688,043
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	902,000	780,528
Under Armour, Inc. 3.25%, 6/15/2026	834,000	791,758
William Carter Co. 5.63%, 3/15/2027 (a)	2,427,000	2,395,133
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	2,023,000	1,690,702
		12,499,135
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a) (b)	2,599,000	2,279,843
4.75%, 10/1/2027 (a)	2,450,000	2,367,018
5.88%, 6/1/2029 (a)	801,000	792,662
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	4,377,000	4,310,601
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	1,544,000	1,462,647
5.50%, 7/15/2029 (a)	1,331,000	1,274,725
5.88%, 1/15/2028 (a)	2,242,000	2,198,595
7.75%, 10/15/2025 (a)	2,917,000	2,932,723
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	3,153,600	3,270,062
Mclaren Finance PLC 7.50%, 8/1/2026 (a) (b)	2,740,000	2,386,239
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,909,000	1,947,180
Wabash National Corp. 4.50%, 10/15/2028 (a)	1,916,000	1,725,779
		26,948,074
AUTO PARTS & EQUIPMENT — 1.9%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	3,020,000	2,937,826
7.00%, 4/15/2028 (a)	1,850,000	1,895,251
8.25%, 4/15/2031 (a) (b)	1,712,000	1,783,476
Security Description	Principal Amount	Value
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	$1,464,000	$1,340,673
6.50%, 4/1/2027 (b)	1,231,000	1,228,403
Clarios Global LP 6.75%, 5/15/2025 (a)	1,131,000	1,131,633
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	2,656,000	2,654,327
6.75%, 5/15/2028 (a)	4,004,000	4,052,689
8.50%, 5/15/2027 (a)	4,817,000	4,846,432
Cooper-Standard Automotive, Inc.:
10.63%, 5/15/2027 (a)	2,104,698	1,596,582
13.50%, 3/31/2027 (a)	1,755,830	1,898,158
Dana, Inc.:
4.25%, 9/1/2030	2,089,000	1,822,506
4.50%, 2/15/2032	869,000	744,368
5.38%, 11/15/2027	1,484,000	1,452,242
5.63%, 6/15/2028 (b)	2,122,000	2,057,024
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	2,761,000	2,347,540
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	3,265,000	3,315,673
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	2,580,000	2,491,945
5.00%, 5/31/2026	5,885,000	5,775,892
5.00%, 7/15/2029 (b)	2,734,000	2,538,109
5.25%, 4/30/2031	1,327,000	1,212,241
5.25%, 7/15/2031 (b)	1,666,000	1,514,144
5.63%, 4/30/2033 (b)	2,129,000	1,924,275
9.50%, 5/31/2025	752,000	753,639
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	359,539	348,429
6.00%, 5/15/2027 (a)	1,928,000	1,899,562
6.38%, 5/15/2029 (a)	3,890,000	3,842,231
Phinia, Inc. 6.75%, 4/15/2029 (a)	1,989,000	2,019,173
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	2,163,000	1,845,558
Tenneco, Inc. 8.00%, 11/17/2028 (a)	7,678,000	6,983,678
Titan International, Inc. 7.00%, 4/30/2028	3,192,000	3,069,172
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	2,807,000	2,770,481
6.75%, 4/23/2030 (a)	3,179,000	3,240,482
6.88%, 4/14/2028 (a)	2,207,000	2,250,853
6.88%, 4/23/2032 (a)	2,317,000	2,395,639
7.13%, 4/14/2030 (a)	3,481,000	3,601,477
		87,581,783
BANKS — 1.0%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	45,000	41,842

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	$911,000	$987,014
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,212,000	2,135,879
7.63%, 5/1/2026 (a)	1,991,000	1,977,118
12.00%, 10/1/2028 (a)	3,047,000	3,270,924
12.25%, 10/1/2030 (a)	2,167,000	2,333,989
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	3,108,000	2,640,401
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	2,719,000	2,036,450
5.71%, 1/15/2026 (a)	7,834,000	7,762,162
Popular, Inc. 7.25%, 3/13/2028	2,140,000	2,197,245
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (c)	664,000	667,300
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	1,458,000	1,326,503
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	3,575,400	3,354,726
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	5,078,000	4,962,628
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	7,191,400	7,350,977
Valley National Bancorp 3 mo. USD Term SOFR + 2.36%, 3.00%, 6/15/2031 (c)	767,000	597,669
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (c)	2,296,000	2,014,717
		45,657,544
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	2,433,000	2,239,455
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,131,000	2,053,772
		4,293,227
BIOTECHNOLOGY — 0.0% (d)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,032,000	668,942
CHEMICALS — 2.6%
Ashland, Inc.:
3.38%, 9/1/2031 (a)	1,903,000	1,603,944
6.88%, 5/15/2043 (b)	557,000	569,393
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	3,475,000	1,902,736
Security Description	Principal Amount	Value
7.50%, 9/30/2029 (a)	$1,254,000	$634,060
Avient Corp.:
5.75%, 5/15/2025 (a)	2,845,000	2,838,798
7.13%, 8/1/2030 (a)	2,475,000	2,518,857
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,969,000	2,048,941
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	2,009,000	1,801,792
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	1,128,000	1,096,957
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	1,307,000	1,352,614
Chemours Co.:
4.63%, 11/15/2029 (a)	4,398,000	3,786,238
5.38%, 5/15/2027	1,474,000	1,400,079
5.75%, 11/15/2028 (a)	3,495,000	3,228,996
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	1,706,000	1,451,192
12.00%, 2/15/2031 (a)	3,843,000	3,985,306
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	282,000	271,041
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	387,000	355,932
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	1,897,000	1,811,863
HB Fuller Co.:
4.00%, 2/15/2027	956,000	920,714
4.25%, 10/15/2028	808,000	761,807
Herens Holdco SARL 4.75%, 5/15/2028 (a)	2,124,000	1,834,563
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	1,779,000	1,794,620
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	2,813,000	2,822,958
7.50%, 4/15/2029 (a) (b)	3,094,000	3,128,374
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	2,485,000	2,636,908
Ingevity Corp. 3.88%, 11/1/2028 (a)	2,444,000	2,220,105
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a) (b)	969,000	827,778
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	1,230,000	1,055,402
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a) (b)	1,426,000	1,352,033
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	1,312,000	1,304,482
Methanex Corp.:
5.13%, 10/15/2027	3,288,000	3,170,881
5.25%, 12/15/2029 (b)	1,292,000	1,246,870

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.65%, 12/1/2044	$1,386,000	$1,207,345
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	680,500	645,781
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	3,871,000	3,408,222
5.25%, 6/1/2027 (a)	3,707,000	3,545,375
8.50%, 11/15/2028 (a)	694,000	735,959
9.00%, 2/15/2030 (a)	1,535,000	1,622,157
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a) (b)	1,474,000	1,347,428
Olin Corp.:
5.00%, 2/1/2030	2,394,000	2,261,516
5.13%, 9/15/2027	1,082,000	1,049,886
5.63%, 8/1/2029	2,578,000	2,529,611
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	718,000	652,569
6.25%, 10/1/2029 (a) (b)	1,186,000	1,080,280
7.13%, 10/1/2027 (a)	2,216,000	2,225,573
7.25%, 6/15/2031 (a)	3,046,000	3,029,186
9.75%, 11/15/2028 (a)	6,823,000	7,227,877
Polar U.S. Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a)	218,000	61,027
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	2,737,000	2,949,638
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	2,279,371	2,137,138
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	3,297,000	3,061,891
6.63%, 5/1/2029 (a) (b)	2,166,000	2,037,015
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	3,763,000	3,633,478
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a) (b)	1,628,000	1,474,089
SNF Group SACA:
3.13%, 3/15/2027 (a)	990,000	911,285
3.38%, 3/15/2030 (a)	1,434,000	1,237,929
TPC Group, Inc. 13.00%, 12/16/2027 (a)	158,571	160,336
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	1,364,000	527,745
5.38%, 9/1/2025 (a)	73,000	59,951
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	2,676,000	2,418,836
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	2,911,000	2,663,041
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	1,477,000	1,425,851
5.63%, 8/15/2029 (a)	4,201,000	3,862,609
Security Description	Principal Amount	Value
7.38%, 3/1/2031 (a)	$2,305,000	$2,334,158
		121,261,016
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	1,445,000	1,486,428
Conuma Resources Ltd. 13.13%, 5/1/2028 (a) (b)	187,000	189,970
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	2,387,000	2,163,863
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	112,000	114,007
		3,954,268
COMMERCIAL SERVICES — 4.8%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	2,456,000	2,265,464
4.88%, 7/15/2032 (a)	2,775,000	2,551,640
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	1,750,000	1,682,012
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	2,720,000	2,686,789
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	2,030,000	2,050,990
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a) (b)	6,505,000	6,528,353
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	6,271,000	5,491,076
6.63%, 7/15/2026 (a)	198,000	197,448
9.75%, 7/15/2027 (a)	4,384,000	4,358,091
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	5,237,000	4,773,017
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	2,219,000	2,068,774
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	1,634,000	1,471,205
4.63%, 10/1/2027 (a)	2,875,000	2,738,725
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	2,853,000	2,595,774
4.75%, 10/15/2029 (a) (b)	336,000	313,518
APX Group, Inc.:
5.75%, 7/15/2029 (a)	3,494,000	3,352,039
6.75%, 2/15/2027 (a)	2,360,000	2,354,171
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	1,358,000	1,250,799
5.38%, 3/1/2029 (a) (b)	1,045,000	956,969
5.75%, 7/15/2027 (a) (b)	2,782,000	2,687,783

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
8.00%, 2/15/2031 (a) (b)	$2,845,000	$2,813,307
Block, Inc.:
2.75%, 6/1/2026	2,176,000	2,057,147
3.50%, 6/1/2031	2,976,000	2,569,597
6.50%, 5/15/2032 (a)	3,709,000	3,759,294
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	7,253,400	7,564,498
Brink's Co.:
5.50%, 7/15/2025 (a)	944,000	943,301
6.50%, 6/15/2029 (a)	1,350,000	1,364,607
COR, 6.75%, 6/15/2032 (a)	1,750,000	1,765,102
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	1,463,000	1,306,400
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	3,277,000	3,359,417
Cimpress PLC 7.00%, 6/15/2026	1,569,000	1,566,317
CoreCivic, Inc.:
4.75%, 10/15/2027	133,000	124,896
8.25%, 4/15/2029	2,560,000	2,645,888
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	2,630,000	2,390,512
CPI CG, Inc.:
8.63%, 3/15/2026 (a)	1,227,000	1,252,374
COR, 10.00%, 7/15/2029 (a) (e)	1,000,000	1,037,410
Deluxe Corp. 8.00%, 6/1/2029 (a)	1,918,000	1,798,950
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	1,307,000	1,249,819
6.00%, 6/1/2029 (a) (b)	613,000	559,467
7.75%, 2/15/2028 (a)	1,628,000	1,659,681
9.50%, 11/1/2027 (a)	2,980,000	2,997,701
GEO Group, Inc.:
8.63%, 4/15/2029 (a)	4,302,000	4,408,431
10.25%, 4/15/2031 (a)	2,807,000	2,935,364
Graham Holdings Co. 5.75%, 6/1/2026 (a)	791,000	786,025
Grand Canyon University 5.13%, 10/1/2028	2,046,000	1,857,400
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	4,124,000	4,064,573
6.63%, 6/15/2029 (a)	2,189,000	2,219,996
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	952,000	691,076
5.00%, 12/1/2029 (a) (b)	3,934,000	2,411,188
Korn Ferry 4.63%, 12/15/2027 (a)	632,000	601,677
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	515,000	510,540
Matthews International Corp. 5.25%, 12/1/2025 (a)	573,000	560,308
Security Description	Principal Amount	Value
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	$1,922,000	$1,791,708
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	2,613,000	2,591,469
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	4,925,000	3,733,839
5.75%, 11/1/2028 (a)	5,238,286	2,812,750
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	10,565,400	10,115,737
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,815,000	2,610,490
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	367,000	337,512
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	1,381,000	590,723
Port of Newcastle Investments Financing Pty. Ltd. 5.90%, 11/24/2031 (a)	339,000	321,213
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	4,117,000	3,811,519
5.75%, 4/15/2026 (a)	5,272,000	5,231,353
6.25%, 1/15/2028 (a)	4,117,000	4,051,087
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	1,079,000	1,025,201
RR Donnelley & Sons Co. 9.75%, 7/31/2028 (a) (b)	1,135,000	1,231,804
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	4,373,000	4,040,652
11.25%, 12/15/2027 (a)	3,216,000	3,125,148
Service Corp. International:
3.38%, 8/15/2030	1,817,000	1,583,843
4.00%, 5/15/2031	3,207,000	2,859,489
4.63%, 12/15/2027	742,000	718,916
5.13%, 6/1/2029 (b)	2,588,000	2,518,797
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	291,000	281,927
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,540,000	1,046,353
Sotheby's 7.38%, 10/15/2027 (a)	3,651,000	3,048,914
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	1,044,000	778,156
StoneMor, Inc. 8.50%, 5/15/2029 (a)	1,468,000	1,219,981
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	1,873,000	1,667,457
7.13%, 8/15/2031 (a)	952,000	966,194
United Rentals North America, Inc.:
3.75%, 1/15/2032	3,197,000	2,780,239
3.88%, 11/15/2027	2,778,000	2,621,515

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.88%, 2/15/2031	$3,989,000	$3,561,180
4.00%, 7/15/2030	2,182,000	1,974,426
4.88%, 1/15/2028	5,552,000	5,376,890
5.25%, 1/15/2030	2,693,000	2,606,878
5.50%, 5/15/2027	1,175,000	1,166,328
6.13%, 3/15/2034 (a)	3,306,000	3,293,272
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	1,483,000	1,423,902
Valvoline, Inc. 3.63%, 6/15/2031 (a)	1,278,000	1,100,256
VT Topco, Inc. 8.50%, 8/15/2030 (a)	1,219,000	1,279,816
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	4,134,000	4,270,174
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	2,027,000	1,984,169
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,276,000	1,202,553
6.13%, 6/15/2025 (a)	2,506,000	2,503,043
6.63%, 6/15/2029 (a)	1,950,000	1,964,956
7.38%, 10/1/2031 (a)	1,374,000	1,412,870
WW International, Inc. 4.50%, 4/15/2029 (a)	637,000	245,608
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	2,678,000	2,325,870
		225,413,077
COMPUTERS — 1.0%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	1,158,000	1,096,070
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	2,001,000	1,872,816
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,583,000	1,426,014
KBR, Inc. 4.75%, 9/30/2028 (a)	2,100,000	1,965,705
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	7,691,000	7,101,331
NCR Voyix Corp.:
5.00%, 10/1/2028 (a)	2,278,000	2,152,186
5.13%, 4/15/2029 (a)	3,470,000	3,266,658
5.25%, 10/1/2030 (a)	1,730,000	1,582,760
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,374,000	1,311,057
Seagate HDD Cayman:
4.09%, 6/1/2029	2,120,000	1,962,421
4.13%, 1/15/2031	1,710,000	1,517,488
4.88%, 6/1/2027	1,900,000	1,851,094
5.75%, 12/1/2034	1,309,000	1,269,023
Unisys Corp. 6.88%, 11/1/2027 (a)	2,058,000	1,815,629
Vericast Corp.:
11.00%, 9/15/2026 (a)	3,796,870	4,062,651
Security Description	Principal Amount	Value
12.50%, 12/15/2027 (a)	$225,000	$261,434
Virtusa Corp. 7.13%, 12/15/2028 (a)	1,430,000	1,329,986
Western Digital Corp. 4.75%, 2/15/2026	9,665,000	9,459,232
		45,303,555
CONSTRUCTION MATERIALS — 1.7%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a) (b)	2,152,000	1,408,441
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	1,949,000	2,051,615
Boise Cascade Co. 4.88%, 7/1/2030 (a)	1,435,000	1,330,604
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	2,974,000	2,626,369
5.00%, 3/1/2030 (a)	1,802,000	1,705,593
6.38%, 6/15/2032 (a)	2,528,000	2,532,803
6.38%, 3/1/2034 (a)	4,407,000	4,362,269
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	4,259,000	4,177,525
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a) (b)	1,669,000	1,372,385
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	1,424,000	1,235,334
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	1,159,000	1,161,851
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.:
6.63%, 12/15/2030 (a)	9,049,400	9,127,134
6.75%, 7/15/2031 (a) (e)	1,200,000	1,215,108
Griffon Corp. 5.75%, 3/1/2028	2,484,000	2,397,979
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	631,000	608,934
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,807,000	1,706,495
Knife River Corp. 7.75%, 5/1/2031 (a)	877,000	916,676
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	902,000	818,944
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,071,000	1,082,974
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	285,000	286,710
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	2,712,000	2,508,031
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	1,766,000	1,668,234

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	$2,504,000	$2,378,049
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	4,033,000	3,939,918
8.88%, 11/15/2031 (a)	6,325,000	6,710,003
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	3,519,000	2,962,611
4.38%, 7/15/2030 (a)	6,137,000	5,544,227
4.75%, 1/15/2028 (a)	4,192,000	3,997,072
5.00%, 2/15/2027 (a)	3,031,000	2,945,344
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	1,139,000	1,103,908
6.50%, 3/15/2027 (a)	1,469,000	1,471,556
7.25%, 1/15/2031 (a)	2,248,000	2,327,916
		79,682,612
DISTRIBUTION & WHOLESALE — 0.6%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a) (b)	1,322,000	1,181,842
4.00%, 1/15/2028 (a)	2,983,000	2,793,848
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,191,000	3,088,696
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	1,631,000	1,577,634
Gates Corp. 6.88%, 7/1/2029 (a)	1,251,000	1,273,618
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	1,226,000	1,230,009
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	2,887,000	2,604,161
Resideo Funding, Inc. 4.00%, 9/1/2029 (a) (b)	3,147,000	2,792,113
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	3,112,000	3,170,910
7.75%, 3/15/2031 (a)	2,028,000	2,120,152
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	1,137,000	1,168,290
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	3,413,000	3,611,125
Wesco Aircraft Holdings, Inc. 10.50%, 11/15/2026 (a) (f)	243,000	218,605
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	3,588,000	3,748,312
		30,579,315
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,733,000	1,694,337
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,256,000	4,408,790
Ally Financial, Inc.:
5.75%, 11/20/2025 (b)	7,917,500	7,872,845
Security Description	Principal Amount	Value
6.70%, 2/14/2033	$1,246,500	$1,238,148
Aretec Group, Inc.:
7.50%, 4/1/2029 (a)	1,916,000	1,846,545
10.00%, 8/15/2030 (a)	2,733,000	2,975,198
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,796,000	1,711,821
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	733,000	732,450
9.75%, 3/15/2029 (a)	4,075,000	4,282,377
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	2,634,000	2,519,579
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	1,384,000	1,343,560
6.88%, 4/15/2030 (a)	2,007,000	1,969,790
9.25%, 7/1/2031 (a)	1,929,000	2,030,600
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	437,000	421,998
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	1,053,000	833,165
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	3,178,000	2,724,118
3.63%, 10/1/2031 (a)	2,759,000	2,210,290
Credit Acceptance Corp.:
6.63%, 3/15/2026 (b)	2,520,000	2,514,330
9.25%, 12/15/2028 (a)	2,358,000	2,494,057
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	1,659,000	1,686,938
9.25%, 4/1/2029 (a)	3,813,000	3,974,176
Enova International, Inc.:
8.50%, 9/15/2025 (a)	441,000	441,776
11.25%, 12/15/2028 (a)	3,472,000	3,712,019
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	2,216,000	1,733,887
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	1,787,000	1,740,627
9.25%, 2/1/2029 (a)	4,818,000	4,819,108
GGAM Finance Ltd.:
6.88%, 4/15/2029 (a)	172,000	175,043
7.75%, 5/15/2026 (a)	1,911,000	1,951,934
8.00%, 2/15/2027 (a)	2,288,000	2,365,609
8.00%, 6/15/2028 (a)	3,128,000	3,292,376
goeasy Ltd.:
4.38%, 5/1/2026 (a)	1,911,000	1,850,861
7.63%, 7/1/2029 (a)	1,311,000	1,336,827
9.25%, 12/1/2028 (a)	3,120,000	3,311,474
Hightower Holding LLC 6.75%, 4/15/2029 (a) (b)	159,000	148,867
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a) (b)	1,209,000	1,134,042
7.13%, 4/30/2031 (a)	5,074,000	5,203,488

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Jefferies Finance LLC/JFIN Co.-Issuer Corp. 5.00%, 8/15/2028 (a)	$4,319,000	$3,988,510
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a)	1,068,000	1,054,255
9.50%, 2/15/2029 (a)	2,569,000	2,645,453
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	1,849,000	1,386,084
8.75%, 11/1/2027 (a)	1,517,136	1,345,927
LFS Topco LLC 5.88%, 10/15/2026 (a)	1,496,000	1,382,917
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	2,504,000	2,548,496
6.50%, 3/26/2031 (a) (b)	1,818,400	1,872,134
8.13%, 3/30/2029 (a)	892,000	943,932
8.38%, 5/1/2028 (a)	934,000	984,884
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	2,418,000	2,097,422
6.50%, 5/1/2028 (a)	3,236,000	3,056,467
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	2,156,000	2,109,560
5.13%, 12/15/2030 (a)	1,490,000	1,368,133
5.50%, 8/15/2028 (a)	2,660,000	2,557,750
5.75%, 11/15/2031 (a)	1,131,000	1,062,767
6.00%, 1/15/2027 (a) (b)	2,951,000	2,919,778
7.13%, 2/1/2032 (a)	3,411,000	3,430,170
Navient Corp.:
4.88%, 3/15/2028	1,998,000	1,827,631
5.00%, 3/15/2027 (b)	3,263,000	3,117,960
5.50%, 3/15/2029	434,800	396,729
Series MTN, 5.63%, 8/1/2033	3,198,000	2,550,405
6.75%, 6/25/2025	1,466,000	1,465,443
6.75%, 6/15/2026	1,921,000	1,925,764
9.38%, 7/25/2030	3,833,000	4,029,288
11.50%, 3/15/2031	780,100	858,984
OneMain Finance Corp.:
3.50%, 1/15/2027	2,213,000	2,073,205
3.88%, 9/15/2028	2,571,000	2,304,362
4.00%, 9/15/2030	690,000	592,089
5.38%, 11/15/2029	3,993,000	3,745,274
6.63%, 1/15/2028	4,132,000	4,147,908
7.13%, 3/15/2026	6,098,000	6,190,751
7.50%, 5/15/2031	2,719,000	2,752,580
7.88%, 3/15/2030	3,105,000	3,200,479
9.00%, 1/15/2029	3,839,400	4,049,146
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	1,470,000	1,512,336
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc. 6.38%, 2/1/2027 (a)	2,434,000	2,338,587
Security Description	Principal Amount	Value
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	$2,459,000	$2,235,772
5.38%, 10/15/2025 (a)	2,361,000	2,340,790
5.75%, 9/15/2031 (a) (b)	2,921,000	2,737,999
7.13%, 11/15/2030 (a)	2,850,000	2,842,106
7.88%, 12/15/2029 (a)	1,418,000	1,461,731
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	2,042,000	1,992,972
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,726,000	2,334,192
7.38%, 9/1/2025 (a)	819,000	820,785
8.38%, 2/1/2028 (a) (b)	3,725,000	3,722,542
8.88%, 1/31/2030 (a) (b)	1,575,000	1,575,378
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.88%, 10/15/2026 (a)	4,535,000	4,229,658
3.63%, 3/1/2029 (a)	2,524,000	2,293,332
3.88%, 3/1/2031 (a)	4,682,500	4,080,611
4.00%, 10/15/2033 (a)	1,284,000	1,082,207
SLM Corp.:
3.13%, 11/2/2026	173,000	161,411
4.20%, 10/29/2025	1,749,000	1,699,556
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	3,871,000	3,992,975
Synchrony Financial 7.25%, 2/2/2033	2,828,000	2,821,778
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	2,385,000	2,370,809
5.50%, 4/15/2029 (a)	2,340,000	2,222,298
5.75%, 6/15/2027 (a)	4,026,000	3,931,389
VFH Parent LLC/Valor Co.-Issuer, Inc. 7.50%, 6/15/2031 (a)	1,995,000	2,004,357
World Acceptance Corp. 7.00%, 11/1/2026 (a)	739,000	704,370
		224,195,628
ELECTRIC — 2.6%
AES Corp. 5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	4,063,000	4,122,279
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	2,762,000	2,525,352
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	981,000	960,546
Calpine Corp.:
3.75%, 3/1/2031 (a)	1,961,000	1,734,426
4.50%, 2/15/2028 (a)	3,955,000	3,761,482
4.63%, 2/1/2029 (a)	3,199,400	2,986,064
5.00%, 2/1/2031 (a)	2,494,000	2,326,852
5.13%, 3/15/2028 (a)	6,752,000	6,494,074
5.25%, 6/1/2026 (a)	504,000	498,562

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	$2,531,000	$2,210,727
3.75%, 1/15/2032 (a) (b)	2,077,000	1,767,236
4.75%, 3/15/2028 (a)	2,304,000	2,199,030
DPL, Inc.:
4.13%, 7/1/2025	515,000	504,339
4.35%, 4/15/2029	1,322,000	1,230,597
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (c)	1,615,100	1,664,070
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (c)	2,750,000	2,863,822
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (c)	5,755,000	6,265,986
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (c)	4,301,000	4,274,807
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (a) (c)	1,845,000	1,852,085
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	2,739,000	2,452,774
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	2,737,000	2,604,529
4.50%, 9/15/2027 (a) (b)	1,990,000	1,879,635
7.25%, 1/15/2029 (a) (b)	4,701,000	4,822,897
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	1,840,000	1,636,827
3.63%, 2/15/2031 (a)	3,053,000	2,619,321
3.88%, 2/15/2032 (a)	1,998,000	1,717,980
5.25%, 6/15/2029 (a)	931,000	894,440
5.75%, 1/15/2028	1,983,000	1,967,850
6.63%, 1/15/2027	2,315,000	2,310,578
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	2,249,000	2,082,124
PG&E Corp.:
5.00%, 7/1/2028 (b)	3,759,000	3,619,804
5.25%, 7/1/2030 (b)	2,668,000	2,550,928
Pike Corp.:
5.50%, 9/1/2028 (a)	1,836,000	1,759,935
8.63%, 1/31/2031 (a)	1,283,000	1,358,235
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	5,720,000	6,103,526
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	1,629,000	1,607,204
TransAlta Corp.:
6.50%, 3/15/2040	820,000	812,235
7.75%, 11/15/2029	2,101,000	2,188,696
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	2,928,000	2,727,696
Security Description	Principal Amount	Value
5.00%, 7/31/2027 (a)	$5,002,000	$4,839,685
5.50%, 9/1/2026 (a)	4,207,000	4,150,458
5.63%, 2/15/2027 (a)	3,911,000	3,845,452
6.88%, 4/15/2032 (a)	5,126,000	5,203,915
7.75%, 10/15/2031 (a)	5,751,000	5,990,242
		121,989,302
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	3,070,000	2,775,157
4.75%, 6/15/2028 (a)	1,782,000	1,668,825
6.50%, 12/31/2027 (a) (b)	1,663,000	1,661,271
EnerSys:
4.38%, 12/15/2027 (a)	1,127,000	1,068,035
6.63%, 1/15/2032 (a)	1,200,000	1,222,812
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	2,568,000	2,578,272
6.63%, 3/15/2032 (a)	1,459,000	1,475,414
7.25%, 6/15/2028 (a)	3,742,000	3,813,210
		16,262,996
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a)	1,542,000	1,364,701
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	3,831,000	3,627,267
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	3,217,000	3,339,825
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,672,000	5,306,043
Likewize Corp. 9.75%, 10/15/2025 (a)	554,000	558,377
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	147,000	135,047
5.00%, 10/1/2025 (a) (b)	1,166,000	1,176,401
5.88%, 9/1/2030 (a)	2,628,000	2,570,815
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	2,734,000	2,384,704
4.38%, 2/15/2030 (a)	2,934,000	2,697,901
6.63%, 7/15/2032 (a)	933,000	939,559
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	2,068,000	1,897,638
		25,998,278
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (b)	928,000	718,857
11.75%, 10/1/2028 (a) (b)	524,000	374,498
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	2,584,000	2,356,608
5.00%, 1/31/2028 (a)	5,858,000	5,597,553
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	1,363,215	1,317,056
		10,364,572

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 5.13%, 3/15/2027	$1,705,000	$1,674,071
Arcosa, Inc. 4.38%, 4/15/2029 (a)	1,733,000	1,607,340
Artera Services LLC 8.50%, 2/15/2031 (a)	2,119,277	2,179,655
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a) (b)	719,000	676,622
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	5,941,000	6,421,033
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	2,435,000	2,408,507
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,478,000	1,384,059
Fluor Corp. 4.25%, 9/15/2028	1,225,000	1,162,929
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	1,576,000	1,483,536
7.50%, 4/15/2032 (a)	1,770,000	1,730,989
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a) (b)	1,061,000	944,927
HTA Group Ltd. COR, 7.50%, 6/4/2029 (a) (b)	3,000,000	2,987,640
INNOVATE Corp. 8.50%, 2/1/2026 (a)	1,386,000	1,051,267
MasTec, Inc. 6.63%, 8/15/2029 (a)	201,000	197,605
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	1,112,000	1,131,471
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,149,000	1,036,685
4.13%, 2/15/2032 (a)	1,084,000	954,646
Tutor Perini Corp. 11.88%, 4/30/2029 (a) (b)	2,520,000	2,707,287
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	430,000	409,928
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,256,000	2,089,620
		34,239,817
ENTERTAINMENT — 3.2%
Affinity Interactive 6.88%, 12/15/2027 (a)	3,713,000	3,280,361
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.50%, 2/15/2028 (a)	2,377,000	1,048,043
Security Description	Principal Amount	Value
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a) (b)	$3,202,000	$2,168,875
10.00%, 6/15/2026 (a)	4,179,499	3,582,249
Banijay Entertainment SASU 8.13%, 5/1/2029 (a) (b)	2,604,000	2,665,480
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	2,037,000	1,903,739
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	3,479,000	3,188,573
6.25%, 7/1/2025 (a)	997,600	997,600
6.50%, 2/15/2032 (a)	5,852,000	5,880,558
7.00%, 2/15/2030 (a)	9,168,500	9,368,648
8.13%, 7/1/2027 (a)	5,218,000	5,324,604
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	425,000	421,362
Cedar Fair LP 5.25%, 7/15/2029 (b)	1,633,000	1,564,022
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	1,129,000	1,118,591
6.50%, 10/1/2028	675,000	676,377
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	2,940,000	2,811,728
5.50%, 4/1/2027 (a)	1,852,000	1,825,572
5.75%, 4/1/2030 (a)	3,628,000	3,525,182
6.75%, 5/1/2031 (a)	1,781,000	1,793,645
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	3,048,000	2,911,968
5.88%, 3/15/2026 (a)	2,250,000	2,226,015
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	3,682,000	3,443,627
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	498,000	489,270
International Game Technology PLC:
4.13%, 4/15/2026 (a)	1,854,000	1,804,164
5.25%, 1/15/2029 (a)	2,828,000	2,737,900
6.25%, 1/15/2027 (a)	5,560,000	5,576,124
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	2,771,000	2,578,028
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	1,597,000	1,605,113
7.25%, 11/15/2029 (a)	1,798,000	1,834,122
7.50%, 9/1/2031 (a)	2,198,000	2,273,963
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	1,468,000	1,302,410
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	565,000	365,984
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	3,698,000	3,544,755
5.63%, 3/15/2026 (a)	2,996,000	2,961,816

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.50%, 5/15/2027 (a)	$4,440,900	$4,475,983
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	1,859,000	1,894,693
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	1,941,000	1,914,661
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,853,000	1,726,625
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	5,450,000	5,143,710
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,472,000	2,403,353
Odeon Finco PLC 12.75%, 11/1/2027 (a) (b)	1,995,000	2,092,775
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. 8.00%, 8/1/2030 (a) (b)	1,175,000	1,205,538
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a)	2,258,000	1,935,309
5.63%, 1/15/2027 (a) (b)	2,370,000	2,287,145
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	3,558,000	2,550,801
5.88%, 9/1/2031 (a)	3,941,000	2,684,649
Raptor Acquisition Corp./Raptor Co.-Issuer LLC 4.88%, 11/1/2026 (a)	555,000	537,756
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a)	6,123,000	5,497,046
4.63%, 4/6/2031 (a)	966,000	835,870
8.45%, 7/27/2030 (a)	1,438,000	1,522,511
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	3,621,000	3,529,787
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	1,373,000	1,296,565
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	1,269,000	1,255,447
7.25%, 5/15/2031 (a) (b)	2,868,000	2,914,777
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	3,151,000	3,201,920
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,302,000	1,239,764
Universal Entertainment Corp. 8.75%, 12/11/2024 (a) (g)	580,000	623,164
Security Description	Principal Amount	Value
Vail Resorts, Inc. 6.50%, 5/15/2032 (a) (b)	$866,000	$876,444
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	1,787,000	1,540,251
3.75%, 12/1/2029 (a) (b)	434,000	392,896
3.88%, 7/15/2030 (a)	911,000	813,787
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	2,640,000	2,513,174
7.13%, 2/15/2031 (a)	3,382,000	3,506,661
		151,213,530
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	3,872,000	3,748,716
5.13%, 7/15/2029 (a)	849,000	815,736
6.38%, 2/1/2031 (a)	1,000,000	1,002,290
Enviri Corp. 5.75%, 7/31/2027 (a)	2,165,000	2,057,464
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	1,998,000	1,842,216
3.75%, 8/1/2025 (a)	2,132,000	2,111,490
4.00%, 8/1/2028 (a)	2,653,000	2,460,180
4.38%, 8/15/2029 (a)	1,744,000	1,608,247
4.75%, 6/15/2029 (a) (b)	1,990,000	1,877,963
5.13%, 12/15/2026 (a)	1,673,000	1,652,205
6.75%, 1/15/2031 (a)	2,066,000	2,110,316
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,580,000	1,473,871
5.88%, 6/30/2029 (a) (b)	4,058,000	3,778,363
Reworld Holding Corp.:
4.88%, 12/1/2029 (a)	2,485,000	2,270,147
5.00%, 9/1/2030	825,000	744,472
Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,568,000	1,464,543
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	397,000	390,989
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	38,000	37,893
		31,447,101
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	3,244,000	3,111,742
3.50%, 3/15/2029 (a)	2,968,500	2,668,266
4.63%, 1/15/2027 (a)	5,685,000	5,494,894
4.88%, 2/15/2030 (a)	2,621,000	2,475,561
5.88%, 2/15/2028 (a)	2,809,000	2,775,489
6.50%, 2/15/2028 (a)	5,177,000	5,202,212
7.50%, 3/15/2026 (a)	1,624,000	1,645,047
Aragvi Finance International DAC 8.45%, 4/29/2026 (a)	57,000	48,146

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	$226,000	$223,921
5.25%, 9/15/2027 (b)	1,497,000	1,388,602
8.00%, 9/15/2028 (a)	3,221,000	3,269,476
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,933,000	2,112,493
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	947,000	895,398
7.63%, 7/1/2029 (a) (b)	1,322,000	1,363,233
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	380,000	375,660
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a) (b)	1,658,000	1,713,792
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	1,268,000	93,185
Ingles Markets, Inc. 4.00%, 6/15/2031 (a) (b)	1,272,000	1,108,917
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	3,787,000	3,881,978
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	2,886,000	2,616,476
4.38%, 1/31/2032 (a)	1,999,000	1,781,669
4.88%, 5/15/2028 (a) (b)	2,696,000	2,607,922
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	2,948,000	2,682,945
5.50%, 10/15/2027 (a)	4,787,000	4,681,973
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	797,300	674,604
4.25%, 4/15/2031	3,912,100	3,559,307
6.25%, 7/1/2033	3,317,000	3,368,613
6.88%, 5/15/2034	2,221,000	2,359,191
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	3,310,000	2,966,488
4.63%, 4/15/2030 (a)	7,824,000	7,189,082
5.50%, 12/15/2029 (a)	4,713,000	4,543,521
5.63%, 1/15/2028 (a)	3,825,000	3,766,898
6.25%, 2/15/2032 (a)	1,915,000	1,919,883
Safeway, Inc. 7.25%, 2/1/2031	268,000	284,286
Sigma Holdco BV 7.88%, 5/15/2026 (a)	2,384,000	2,351,959
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	1,962,000	1,728,679
TreeHouse Foods, Inc. 4.00%, 9/1/2028	874,000	784,057
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	2,007,000	1,867,734
4.75%, 2/15/2029 (a)	2,817,000	2,672,263
Security Description	Principal Amount	Value
6.88%, 9/15/2028 (a)	$1,893,000	$1,936,160
7.25%, 1/15/2032 (a)	515,000	534,616
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	1,493,000	1,346,626
		98,072,964
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	3,310,000	3,199,313
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	2,643,000	2,565,349
10.50%, 5/15/2029 (a)	2,868,000	2,824,521
		8,589,183
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom Holding 3 OY 4.88%, 2/4/2028 (a)	1,220,000	1,142,615
Domtar Corp. 6.75%, 10/1/2028 (a)	4,777,000	4,261,227
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	3,186,000	2,636,001
Mercer International, Inc.:
5.13%, 2/1/2029 (b)	2,414,000	2,125,358
5.50%, 1/15/2026	3,674,000	3,563,707
12.88%, 10/1/2028 (a)	180,000	193,781
		13,922,689
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	487,000	485,486
5.75%, 5/20/2027	1,817,000	1,711,741
5.88%, 8/20/2026	3,233,000	3,132,486
9.38%, 6/1/2028 (a)	3,053,000	3,135,553
		8,465,266
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a) (b)	237,000	217,011
11.50%, 6/15/2028 (a)	2,738,000	2,975,932
14.50%, 10/15/2028 (a)	505,485	503,438
		3,696,381
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,253,000	2,951,382
4.63%, 7/15/2028 (a)	4,735,000	4,505,353
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	5,952,000	6,101,276
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	393,000	323,765
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,001,000	1,795,537
4.63%, 2/1/2028 (a)	1,130,000	1,082,337
Medline Borrower LP:
3.88%, 4/1/2029 (a)	15,739,000	14,492,157

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.25%, 10/1/2029 (a) (b)	$8,123,000	$7,741,706
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a)	3,663,000	3,703,879
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	722,000	779,312
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	4,775,000	4,787,606
Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,741,000	1,640,005
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	222,000	225,292
		50,129,607
HEALTH CARE SERVICES — 3.6%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	1,988,000	1,890,946
5.50%, 7/1/2028 (a)	1,804,000	1,763,861
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	77,000	73,064
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	1,713,000	1,638,467
3.50%, 4/1/2030 (a)	1,787,000	1,709,784
5.00%, 7/15/2027 (a)	267,000	261,791
Charles River Laboratories International, Inc.:
4.00%, 3/15/2031 (a)	1,664,000	1,488,531
4.25%, 5/1/2028 (a)	2,960,000	2,796,253
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	5,047,000	3,968,052
5.25%, 5/15/2030 (a)	4,457,000	3,677,471
5.63%, 3/15/2027 (a)	6,785,000	6,313,103
6.00%, 1/15/2029 (a)	2,533,000	2,233,473
6.13%, 4/1/2030 (a)	4,517,000	3,150,878
6.88%, 4/1/2028 (a)	2,106,000	1,571,097
6.88%, 4/15/2029 (a) (b)	5,586,000	4,278,094
8.00%, 12/15/2027 (a)	1,021,000	1,011,995
10.88%, 1/15/2032 (a) (b)	5,530,000	5,762,426
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a) (e)	1,076,000	1,090,913
DaVita, Inc.:
3.75%, 2/15/2031 (a)	3,857,000	3,292,335
4.63%, 6/1/2030 (a)	10,154,000	9,188,253
Encompass Health Corp.:
4.50%, 2/1/2028	2,133,000	2,029,763
4.63%, 4/1/2031	1,965,000	1,805,914
4.75%, 2/1/2030	1,056,000	987,814
5.75%, 9/15/2025	296,000	294,979
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	5,357,000	5,327,108
Global Medical Response, Inc. 10.00%, 10/31/2028 (a)	2,270,323	2,214,723
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,053,000	983,692
Security Description	Principal Amount	Value
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a) (b)	$3,153,000	$3,347,382
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	2,648,000	2,600,468
5.00%, 5/15/2027 (a)	2,904,000	2,837,063
6.50%, 5/15/2030 (a)	1,302,000	1,321,882
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	870,000	831,241
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	2,397,000	2,099,197
9.88%, 8/15/2030 (a)	4,650,000	4,962,061
10.00%, 6/1/2032 (a)	2,283,000	2,338,112
11.00%, 10/15/2030 (a)	4,424,000	4,876,000
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	2,154,000	1,516,459
ModivCare, Inc. 5.88%, 11/15/2025 (a) (b)	540,000	547,933
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	1,514,000	1,344,190
3.88%, 5/15/2032 (a)	2,707,000	2,347,375
4.38%, 6/15/2028 (a)	3,119,100	2,933,202
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	3,249,000	2,873,675
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	3,200,000	3,195,136
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	2,122,178	1,991,176
9.78%, 2/15/2030 (a)	1,898,000	1,517,622
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,767,000	1,776,506
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	4,327,000	4,547,504
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	558,000	565,114
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	1,613,000	1,537,608
Tenet Healthcare Corp.:
4.25%, 6/1/2029	3,509,400	3,267,286
4.38%, 1/15/2030	5,412,000	5,014,922
4.63%, 6/15/2028	2,605,000	2,477,928
5.13%, 11/1/2027	3,931,000	3,846,759
6.13%, 10/1/2028 (b)	5,911,000	5,879,258
6.13%, 6/15/2030	7,079,000	7,035,039
6.25%, 2/1/2027	5,111,000	5,108,649
6.75%, 5/15/2031	4,538,000	4,608,067
6.88%, 11/15/2031	1,373,000	1,446,552
Toledo Hospital:
4.98%, 11/15/2045	982,000	713,570
Series B, 5.33%, 11/15/2028	3,007,000	2,880,285
6.02%, 11/15/2048	1,509,000	1,301,980
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	1,947,000	1,920,560
		168,212,541

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	$2,904,000	$3,124,268
Stena International SA:
7.25%, 1/15/2031 (a)	2,337,000	2,386,802
7.63%, 2/15/2031 (a)	2,435,000	2,492,734
		8,003,804
HOME BUILDERS — 1.4%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	2,477,000	2,540,585
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	1,005,000	905,284
4.63%, 4/1/2030 (a)	1,669,000	1,490,834
6.63%, 1/15/2028 (a)	1,405,000	1,403,468
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	1,226,000	1,208,113
7.25%, 10/15/2029 (b)	627,000	626,994
7.50%, 3/15/2031 (a)	2,669,000	2,671,162
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	3,249,000	2,907,563
5.00%, 6/15/2029 (a)	1,616,000	1,476,571
6.25%, 9/15/2027 (a)	1,496,000	1,472,139
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	2,415,000	2,151,910
6.75%, 6/1/2027	885,000	888,894
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	2,016,000	2,063,457
Empire Communities Corp.:
7.00%, 12/15/2025 (a) (b)	1,306,000	1,308,403
9.75%, 5/1/2029 (a)	3,837,000	3,907,946
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	1,642,000	1,572,593
5.00%, 3/1/2028 (a)	588,000	564,956
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	2,227,000	2,178,206
K Hovnanian Enterprises, Inc. COR, 11.75%, 9/30/2029 (a)	1,450,000	1,607,383
KB Home:
4.00%, 6/15/2031	1,481,000	1,306,968
4.80%, 11/15/2029	1,022,000	962,816
6.88%, 6/15/2027	557,000	568,457
7.25%, 7/15/2030	610,000	628,050
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	1,565,000	1,551,291
LGI Homes, Inc.:
4.00%, 7/15/2029 (a) (b)	2,406,000	2,087,253
8.75%, 12/15/2028 (a)	1,979,000	2,060,653
M/I Homes, Inc.:
3.95%, 2/15/2030	1,436,000	1,278,155
4.95%, 2/1/2028	1,679,000	1,616,776
Security Description	Principal Amount	Value
Mattamy Group Corp.:
4.63%, 3/1/2030 (a) (b)	$1,634,000	$1,506,646
5.25%, 12/15/2027 (a)	1,799,000	1,748,340
New Home Co., Inc. 9.25%, 10/1/2029 (a)	1,748,000	1,762,054
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	1,364,000	1,290,385
4.75%, 4/1/2029	1,346,000	1,251,820
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	1,657,000	1,727,903
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,623,000	1,555,564
5.75%, 1/15/2028 (a)	1,289,000	1,277,786
5.88%, 6/15/2027 (a)	2,899,000	2,885,027
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,188,000	1,049,206
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	725,000	707,332
5.70%, 6/15/2028	1,677,000	1,641,448
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	1,200,000	1,178,196
		64,588,587
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	2,316,000	1,957,437
4.00%, 4/15/2029 (a)	2,585,000	2,334,436
		4,291,873
HOUSEHOLD PRODUCTS — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	1,800,000	1,775,250
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	1,874,000	1,779,007
6.63%, 7/15/2030 (a) (b)	1,051,000	1,067,333
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	1,353,000	1,244,381
5.50%, 6/1/2028 (a)	2,339,000	2,284,852
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,461,000	373,154
		8,523,977
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	3,564,000	3,187,855
Central Garden & Pet Co.:
4.13%, 10/15/2030	1,269,000	1,132,214
4.13%, 4/30/2031 (a)	485,000	427,169
5.13%, 2/1/2028	2,118,000	2,059,607

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a) (e)	$1,950,000	$1,953,647
10.75%, 6/30/2032 (a) (e)	1,800,000	1,726,668
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	710,000	727,750
7.00%, 12/31/2027 (a) (b)	1,272,000	1,316,520
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a) (b)	153,000	127,738
		12,659,168
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,052,000	2,039,688
Newell Brands, Inc.:
4.88%, 6/1/2025	2,425,000	2,391,390
5.70%, 4/1/2026	5,782,000	5,708,395
6.38%, 9/15/2027	1,862,000	1,835,429
6.63%, 9/15/2029 (b)	1,328,000	1,304,348
6.88%, 4/1/2036	2,487,000	2,228,277
7.00%, 4/1/2046	2,779,000	2,254,297
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	552,000	476,078
4.38%, 2/1/2032	938,000	807,703
4.50%, 10/15/2029 (b)	988,000	902,617
5.25%, 12/15/2026	432,000	424,971
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	2,644,000	1,390,374
		21,763,567
INSURANCE — 2.5%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,922,000	1,746,887
6.00%, 8/1/2029 (a) (b)	2,025,000	1,873,652
7.50%, 11/6/2030 (a)	3,959,000	3,967,670
8.25%, 2/1/2029 (a)	4,390,000	4,421,520
8.50%, 6/15/2029 (a) (b)	1,643,000	1,664,573
10.13%, 8/1/2026 (a) (b)	1,929,000	1,989,088
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	1,346,000	1,260,610
5.88%, 11/1/2029 (a) (b)	2,746,000	2,571,574
6.75%, 10/15/2027 (a)	5,862,000	5,771,373
6.75%, 4/15/2028 (a)	5,496,000	5,507,542
7.00%, 1/15/2031 (a)	3,689,000	3,731,165
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	1,347,000	1,254,030
6.38%, 2/15/2029 (a)	2,231,000	2,238,920
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	4,064,000	4,016,898
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	3,526,000	3,442,152
Security Description	Principal Amount	Value
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (b) (c)	$481,000	$485,305
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	2,187,000	2,046,398
7.50%, 2/15/2032 (a) (b)	846,000	847,878
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	2,210,000	2,235,305
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	3,881,000	3,619,421
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a) (b)	616,000	598,499
6.80%, 1/24/2030 (a)	2,642,000	2,575,897
Genworth Holdings, Inc. 6.50%, 6/15/2034	2,040,000	1,902,769
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	2,976,900	2,765,094
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (b) (c)	2,820,000	2,837,428
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	2,203,000	2,208,508
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	2,776,000	2,757,068
8.13%, 2/15/2032 (a) (b)	2,586,000	2,574,751
HUB International Ltd.:
5.63%, 12/1/2029 (a)	2,683,000	2,536,777
7.25%, 6/15/2030 (a)	11,664,000	11,952,217
7.38%, 1/31/2032 (a)	5,954,000	6,040,154
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	2,122,000	2,218,105
10.50%, 12/15/2030 (a)	730,000	783,823
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	3,234,016	3,025,907
4.30%, 2/1/2061 (a)	3,480,000	2,167,622
7.80%, 3/7/2087 (a)	1,044,000	1,106,922
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	10,381,000	10,499,447
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	1,302,000	1,209,128
USI, Inc. 7.50%, 1/15/2032 (a)	1,908,000	1,939,577
		116,391,654
INTERNET — 1.8%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	1,584,000	1,425,695

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	$1,417,000	$1,216,976
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	3,864,000	3,447,731
6.13%, 12/1/2028 (a)	2,287,000	1,898,141
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	996,000	878,522
5.63%, 9/15/2028 (a)	1,954,000	1,578,207
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,514,000	1,489,912
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	775,000	741,822
7.00%, 6/15/2027 (a)	1,314,000	1,301,846
Cogent Communications Group, Inc./Cogent Communications Finance, Inc. COR, 7.00%, 6/15/2027 (a)	1,250,000	1,236,863
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	3,221,000	3,327,132
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	3,585,000	3,626,873
7.13%, 9/30/2030 (a) (b)	2,989,000	3,059,690
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	1,657,000	1,658,889
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	424,000	382,910
5.25%, 12/1/2027 (a)	2,254,000	2,205,223
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	2,771,000	2,513,242
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	1,869,000	1,707,780
9.50%, 5/30/2029 (a)	767,000	781,282
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	2,285,000	1,935,715
4.13%, 8/1/2030 (a)	1,906,000	1,690,736
4.63%, 6/1/2028 (a)	198,000	185,540
5.00%, 12/15/2027 (a)	3,597,000	3,448,983
5.63%, 2/15/2029 (a) (b)	2,716,000	2,609,804
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	1,997,000	1,034,965
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	1,418,000	1,016,054
11.75%, 10/15/2028 (a)	2,847,000	2,946,873
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	2,873,000	2,549,012
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (c)	4,471,800	3,512,510
9.75%, 4/15/2029 (a)	9,051,000	9,353,394
11.25%, 2/15/2027 (a)	8,111,000	8,687,530
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	1,849,964	1,621,438
Security Description	Principal Amount	Value
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	$3,164,000	$3,014,754
6.25%, 1/15/2028 (a)	797,000	797,622
7.50%, 9/15/2027 (a)	2,847,000	2,902,260
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,920,000	1,737,446
		83,523,372
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	1,836,000	1,666,170
5.25%, 4/15/2029 (a)	4,183,000	3,974,812
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	2,771,000	2,366,933
5.25%, 5/15/2027	4,834,100	4,537,770
6.25%, 5/15/2026	5,233,000	5,189,304
9.00%, 6/15/2030 (a)	2,925,000	2,911,369
9.75%, 1/15/2029 (a)	3,455,000	3,586,463
		24,232,821
IRON/STEEL — 1.0%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	1,037,000	1,010,878
ATI, Inc.:
4.88%, 10/1/2029	1,333,000	1,250,714
5.13%, 10/1/2031 (b)	1,953,000	1,802,717
5.88%, 12/1/2027	822,000	812,522
7.25%, 8/15/2030	1,041,000	1,077,789
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	2,372,000	2,136,579
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,265,000	2,270,391
Carpenter Technology Corp.:
6.38%, 7/15/2028	1,105,000	1,102,923
7.63%, 3/15/2030	2,466,000	2,536,848
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	240
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	1,050,000	995,264
4.88%, 3/1/2031 (a)	2,205,000	1,948,536
6.75%, 4/15/2030 (a)	1,549,000	1,535,245
7.00%, 3/15/2032 (a)	5,250,000	5,198,340
Commercial Metals Co.:
3.88%, 2/15/2031	563,000	499,088
4.13%, 1/15/2030	1,506,000	1,376,107
4.38%, 3/15/2032	696,000	627,869
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	1,194,000	1,233,402
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	1,963,000	2,002,731
8.13%, 5/1/2027 (a)	3,817,000	3,853,185
8.50%, 5/1/2030 (a)	3,098,000	3,207,390

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
9.25%, 10/1/2028 (a)	$5,956,388	$6,251,884
TMS International Corp. 6.25%, 4/15/2029 (a)	959,000	878,991
U.S. Steel Corp.:
6.65%, 6/1/2037	1,208,000	1,203,941
6.88%, 3/1/2029 (b)	1,089,000	1,093,225
		45,906,799
IT SERVICES — 0.4%
ASGN, Inc. 4.63%, 5/15/2028 (a)	2,776,000	2,620,183
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	2,319,740	357,797
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	2,511,000	2,575,432
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,730,000	1,757,749
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,952,000	5,355,390
Seagate HDD Cayman:
8.25%, 12/15/2029	2,084,000	2,235,090
8.50%, 7/15/2031	1,391,000	1,496,535
9.63%, 12/1/2032	2,140,085	2,439,333
		18,837,509
LEISURE TIME — 2.4%
24 Hour Fitness Worldwide, Inc. 8.00%, 2/12/2024 (f) (h) (i)	50,000	—
Acushnet Co. 7.38%, 10/15/2028 (a)	929,000	962,927
Amer Sports Co. 6.75%, 2/16/2031 (a)	2,612,000	2,604,713
Carnival Corp.:
4.00%, 8/1/2028 (a)	6,338,000	5,944,600
5.75%, 3/1/2027 (a)	11,821,600	11,687,898
6.00%, 5/1/2029 (a)	6,440,000	6,360,659
7.00%, 8/15/2029 (a)	1,842,000	1,909,473
7.63%, 3/1/2026 (a)	3,895,000	3,933,989
10.50%, 6/1/2030 (a)	4,537,000	4,926,683
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	8,715,000	9,437,735
Life Time, Inc.:
5.75%, 1/15/2026 (a)	1,843,000	1,835,057
8.00%, 4/15/2026 (a) (b)	2,125,000	2,147,483
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	1,942,000	1,998,978
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	2,074,000	2,047,494
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	1,489,000	1,401,253
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	6,498,000	6,424,898
5.88%, 2/15/2027 (a)	3,905,000	3,854,743
Security Description	Principal Amount	Value
7.75%, 2/15/2029 (a) (b)	$1,703,000	$1,771,546
8.13%, 1/15/2029 (a)	3,458,000	3,625,540
8.38%, 2/1/2028 (a)	1,795,000	1,875,901
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	913,000	901,040
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	99,000	92,537
4.25%, 7/1/2026 (a)	2,661,000	2,575,342
5.38%, 7/15/2027 (a)	4,223,000	4,159,697
5.50%, 8/31/2026 (a)	3,010,000	2,972,796
5.50%, 4/1/2028 (a)	4,691,000	4,632,128
6.25%, 3/15/2032 (a) (b)	4,091,000	4,121,887
7.25%, 1/15/2030 (a)	2,794,000	2,893,103
9.25%, 1/15/2029 (a)	3,996,000	4,267,288
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	1,940,000	1,919,727
6.25%, 5/15/2025 (a)	416,000	415,800
7.00%, 2/15/2029 (a) (b)	1,427,000	1,434,635
9.13%, 7/15/2031 (a)	2,376,000	2,571,592
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,763,000	1,724,390
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	372,000	373,194
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	2,951,000	2,861,526
		112,668,252
LODGING — 1.4%
Boyd Gaming Corp.:
4.75%, 12/1/2027	2,026,000	1,948,242
4.75%, 6/15/2031 (a) (b)	3,427,000	3,102,086
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	2,835,000	2,713,776
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	2,388,000	2,279,728
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	4,617,000	3,997,768
3.75%, 5/1/2029 (a)	2,350,000	2,154,010
4.00%, 5/1/2031 (a)	4,220,000	3,776,774
4.88%, 1/15/2030	2,836,000	2,721,936
5.88%, 4/1/2029 (a)	1,936,000	1,937,297
6.13%, 4/1/2032 (a)	3,317,000	3,331,164
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	1,395,000	1,233,306
5.00%, 6/1/2029 (a) (b)	256,000	238,723
6.63%, 1/15/2032 (a)	4,407,000	4,427,052
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	809,000	794,462

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	$775,000	$711,830
4.75%, 1/15/2028 (b)	1,464,000	1,381,445
MGM China Holdings Ltd. 7.13%, 6/26/2031 (a)	188,000	189,154
MGM Resorts International:
4.63%, 9/1/2026	2,061,000	2,007,764
4.75%, 10/15/2028 (b)	1,490,000	1,418,376
5.50%, 4/15/2027	2,241,000	2,214,018
5.75%, 6/15/2025	1,622,000	1,617,150
6.50%, 4/15/2032	2,969,000	2,955,224
Station Casinos LLC:
4.50%, 2/15/2028 (a)	2,991,000	2,812,766
4.63%, 12/1/2031 (a)	1,673,000	1,493,002
6.63%, 3/15/2032 (a)	2,516,000	2,505,106
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	1,209,000	1,201,383
Travel & Leisure Co.:
4.63%, 3/1/2030 (a)	1,978,000	1,799,703
6.00%, 4/1/2027	1,068,000	1,064,849
6.60%, 10/1/2025	260,000	261,375
6.63%, 7/31/2026 (a)	4,407,000	4,440,493
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,380,000	1,284,449
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	4,149,000	4,046,893
		68,061,304
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	2,003,000	1,866,716
4.13%, 4/15/2029 (a)	926,000	854,133
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a)	929,000	930,078
Terex Corp. 5.00%, 5/15/2029 (a)	1,947,000	1,845,873
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,387,000	1,295,000
		6,791,800
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	1,748,000	1,594,980
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	5,785,000	5,987,417
9.50%, 1/1/2031 (a)	1,534,000	1,661,184
Esab Corp. 6.25%, 4/15/2029 (a)	591,000	594,782
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	2,278,000	1,449,446
Security Description	Principal Amount	Value
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a) (b)	$1,671,000	$1,229,889
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	3,452,000	3,574,719
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	3,270,000	3,377,975
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	2,316,000	2,121,665
OT Merger Corp. 7.88%, 10/15/2029 (a)	1,029,000	469,018
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	1,890,000	1,943,166
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	782,000	777,277
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	4,764,000	4,618,793
		29,400,311
MEDIA — 7.5%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	4,501,000	3,413,333
5.75%, 8/15/2029 (a)	7,084,000	5,146,951
9.63%, 7/15/2027 (a)	1,000,000	918,300
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	3,308,000	2,232,867
10.25%, 1/15/2029 (a)	2,537,000	2,498,691
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	1,711,000	1,011,697
Block Communications, Inc. 4.88%, 3/1/2028 (a) (b)	2,004,000	1,786,566
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	2,559,000	1,909,014
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	12,784,000	10,434,556
4.25%, 1/15/2034 (a)	7,531,000	5,712,640
4.50%, 8/15/2030 (a)	9,415,000	7,961,418
4.50%, 5/1/2032	10,317,000	8,320,248
4.50%, 6/1/2033 (a)	7,293,000	5,737,038
4.75%, 3/1/2030 (a)	10,367,600	8,980,000
4.75%, 2/1/2032 (a)	7,550,200	6,183,010
5.00%, 2/1/2028 (a)	9,520,000	8,901,866
5.13%, 5/1/2027 (a)	12,656,000	12,146,343
5.38%, 6/1/2029 (a)	6,417,000	5,837,096
5.50%, 5/1/2026 (a)	780,000	770,562
6.38%, 9/1/2029 (a) (b)	5,907,000	5,602,553
7.38%, 3/1/2031 (a)	2,080,000	2,053,168
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	3,596,000	2,247,248
4.13%, 12/1/2030 (a)	4,201,000	2,729,768
4.50%, 11/15/2031 (a)	5,901,000	3,807,561
4.63%, 12/1/2030 (a)	6,626,000	2,421,207

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.00%, 11/15/2031 (a)	$1,026,000	$375,598
5.38%, 2/1/2028 (a)	3,899,000	2,961,485
5.50%, 4/15/2027 (a) (b)	6,325,000	5,133,750
5.75%, 1/15/2030 (a)	7,029,000	2,649,371
6.50%, 2/1/2029 (a)	8,764,000	6,411,392
7.50%, 4/1/2028 (a)	3,938,000	2,086,943
11.25%, 5/15/2028 (a)	4,756,000	4,155,175
11.75%, 1/31/2029 (a)	9,235,000	7,885,489
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,361,000	582,059
Directv Financing LLC 8.88%, 2/1/2030 (a)	4,732,000	4,633,811
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	11,978,000	11,271,777
DISH DBS Corp.:
5.13%, 6/1/2029	4,102,000	1,614,752
5.25%, 12/1/2026 (a)	9,406,000	7,430,082
5.75%, 12/1/2028 (a) (b)	6,658,000	4,581,237
7.38%, 7/1/2028	3,540,000	1,502,872
7.75%, 7/1/2026	6,900,000	4,283,451
DISH Network Corp. 11.75%, 11/15/2027 (a)	11,082,000	10,886,181
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	2,768,000	2,638,098
GCI LLC 4.75%, 10/15/2028 (a)	1,035,000	945,255
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	3,456,000	2,073,254
5.38%, 11/15/2031 (a)	4,498,000	2,552,930
7.00%, 5/15/2027 (a) (b)	1,456,200	1,340,155
10.50%, 7/15/2029 (a) (b)	1,862,000	1,872,446
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	935,000	470,922
5.25%, 8/15/2027 (a) (b)	2,592,000	1,381,536
6.38%, 5/1/2026 (b)	2,667,300	2,075,213
8.38%, 5/1/2027	2,894,000	1,036,370
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	2,427,000	2,014,847
6.75%, 10/15/2027 (a)	5,945,000	5,572,130
Liberty Interactive LLC:
8.25%, 2/1/2030	1,121,000	525,536
8.50%, 7/15/2029	872,000	403,806
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	4,585,000	4,422,278
8.00%, 8/1/2029 (a) (b)	2,217,000	2,156,675
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	1,102,000	1,058,273
News Corp.:
3.88%, 5/15/2029 (a)	1,983,000	1,826,323
5.13%, 2/15/2032 (a)	1,763,000	1,672,576
Security Description	Principal Amount	Value
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	$3,493,000	$3,102,657
5.63%, 7/15/2027 (a)	7,714,000	7,326,449
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	2,778,000	2,274,237
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	4,100,974	3,616,649
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	2,869,200	2,188,798
6.50%, 9/15/2028 (a)	2,511,000	1,238,978
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	2,108,000	1,466,683
5.38%, 1/15/2031 (a)	2,116,000	940,033
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	1,739,000	1,051,139
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a) (b)	1,760,000	1,179,200
5.13%, 2/15/2027 (a) (b)	1,311,000	1,160,576
5.50%, 3/1/2030 (a) (b)	1,749,000	1,060,226
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	2,951,500	2,777,686
3.88%, 9/1/2031 (a)	5,469,000	4,463,962
4.00%, 7/15/2028 (a)	7,398,000	6,683,575
4.13%, 7/1/2030 (a)	6,027,000	5,148,504
5.00%, 8/1/2027 (a)	6,464,000	6,185,143
5.50%, 7/1/2029 (a)	4,471,000	4,200,639
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	3,784,000	3,436,099
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	1,251,000	1,210,805
TEGNA, Inc.:
4.63%, 3/15/2028	4,440,000	4,019,976
4.75%, 3/15/2026 (a)	1,280,000	1,250,458
5.00%, 9/15/2029	4,201,000	3,706,920
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	1,661,000	1,636,235
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	2,844,000	2,395,131
6.63%, 6/1/2027 (a)	6,885,000	6,601,338
7.38%, 6/30/2030 (a) (b)	4,777,000	4,456,416
8.00%, 8/15/2028 (a)	5,586,250	5,444,024
8.50%, 7/31/2031 (a)	813,000	789,854
Urban One, Inc. 7.38%, 2/1/2028 (a)	2,026,000	1,548,573
Videotron Ltd. 3.63%, 6/15/2029 (a) (b)	798,000	728,319
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	4,352,000	3,584,264
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	3,448,000	2,924,214
5.50%, 5/15/2029 (a)	6,487,000	5,927,302

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	$1,428,000	$1,270,820
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	5,671,000	4,838,044
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a) (b)	2,487,000	2,115,840
6.00%, 1/15/2027 (a)	445,000	436,501
Ziggo BV 4.88%, 1/15/2030 (a)	3,131,000	2,787,216
		350,421,232
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	630,000	616,348
6.38%, 6/15/2030 (a)	723,000	724,526
Interpipe Holdings PLC 8.38%, 5/13/2026 (a)	690,000	488,913
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	1,680,000	1,616,429
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	1,836,000	1,690,827
Vallourec SACA 7.50%, 4/15/2032 (a)	3,959,000	4,097,961
		9,235,004
MINING — 1.3%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	326,000	302,013
6.13%, 5/15/2028 (a) (b)	511,000	509,988
7.13%, 3/15/2031 (a)	3,864,000	3,971,458
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	3,160,000	3,317,210
11.50%, 10/1/2031 (a)	3,045,000	3,411,648
Century Aluminum Co. 7.50%, 4/1/2028 (a) (b)	206,000	207,751
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	630,000	592,005
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	2,228,000	2,129,411
Constellium SE:
3.75%, 4/15/2029 (a)	791,000	717,698
5.63%, 6/15/2028 (a)	2,255,000	2,210,283
5.88%, 2/15/2026 (a)	1,133,000	1,129,272
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	3,232,000	3,098,228
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	3,442,000	3,076,494
4.50%, 9/15/2027 (a)	4,759,400	4,544,465
5.88%, 4/15/2030 (a)	4,281,000	4,186,133
6.13%, 4/15/2032 (a)	2,101,000	2,077,154
Hecla Mining Co. 7.25%, 2/15/2028	1,886,000	1,890,413
Security Description	Principal Amount	Value
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	$1,279,000	$1,251,297
6.13%, 4/1/2029 (a) (b)	2,336,000	2,318,457
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	2,078,000	1,959,014
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a) (b)	212,000	212,530
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	667,000	590,949
4.63%, 3/1/2028 (a)	1,458,000	1,363,711
New Gold, Inc. 7.50%, 7/15/2027 (a)	1,604,900	1,616,584
Novelis Corp.:
3.25%, 11/15/2026 (a)	3,926,000	3,688,516
3.88%, 8/15/2031 (a)	2,762,000	2,392,141
4.75%, 1/30/2030 (a)	2,434,000	2,257,851
Perenti Finance Pty. Ltd.:
6.50%, 10/7/2025 (a)	795,754	794,067
7.50%, 4/26/2029 (a) (b)	757,000	772,102
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	4,203,000	4,312,110
		60,900,953
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	1,401,000	1,285,460
5.63%, 7/1/2027 (a)	977,000	963,732
Calderys Financing LLC 11.25%, 6/1/2028 (a)	2,029,000	2,148,792
Enpro, Inc. 5.75%, 10/15/2026	1,216,000	1,203,779
FXI Holdings, Inc.:
12.25%, 11/15/2026 (a) (b)	2,751,000	2,725,471
12.25%, 11/15/2026 (a)	3,414,000	3,396,657
Hillenbrand, Inc.:
3.75%, 3/1/2031	2,039,500	1,771,143
5.00%, 9/15/2026	1,232,000	1,213,039
6.25%, 2/15/2029	801,000	805,421
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	2,178,000	2,101,117
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,019,000	2,088,635
		19,703,246
OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	2,286,000	2,159,950
7.25%, 3/15/2029 (a) (b)	1,633,000	1,466,875
Xerox Corp.:
4.80%, 3/1/2035	913,000	636,927
6.75%, 12/15/2039	2,632,000	2,115,233
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	2,745,000	2,695,398
5.50%, 8/15/2028 (a) (b)	3,107,000	2,674,599
8.88%, 11/30/2029 (a) (b)	4,210,000	4,015,540

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	$1,185,000	$1,198,450
		16,962,972
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	2,347,000	2,219,816
Steelcase, Inc. 5.13%, 1/18/2029	3,288,000	3,121,529
		5,341,345
OIL & GAS — 6.3%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	2,081,000	2,104,494
Antero Resources Corp. 5.38%, 3/1/2030 (a)	150,000	145,319
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a) (b)	1,362,000	1,330,728
7.00%, 11/1/2026 (a)	1,185,000	1,186,908
8.25%, 12/31/2028 (a)	1,215,000	1,243,917
9.00%, 11/1/2027 (a)	14,000	17,369
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	3,485,000	3,537,937
8.50%, 4/30/2030 (a) (b)	2,517,100	2,632,484
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	2,459,000	2,429,640
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	4,220,307	4,425,962
10.38%, 11/15/2030 (a)	2,201,735	2,305,349
California Resources Corp.:
7.13%, 2/1/2026 (a)	2,961,000	2,967,633
8.25%, 6/15/2029 (a)	2,728,000	2,784,197
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	2,681,000	2,520,167
9.75%, 7/15/2028 (a) (b)	2,204,000	2,088,114
11.00%, 4/15/2025 (a)	551,000	552,681
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	2,598,000	2,573,189
5.88%, 2/1/2029 (a)	1,577,000	1,560,804
6.75%, 4/15/2029 (a)	2,345,400	2,347,581
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,861,000	2,856,966
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	2,435,000	2,372,226
8.38%, 7/1/2028 (a)	4,591,000	4,816,969
8.63%, 11/1/2030 (a)	4,821,000	5,174,524
8.75%, 7/1/2031 (a)	5,100,000	5,460,468
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	1,460,000	1,431,734
7.25%, 3/1/2032 (a)	2,219,000	2,259,896
7.38%, 1/15/2031 (a) (b)	863,000	881,934
Security Description	Principal Amount	Value
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	$1,783,000	$1,661,916
6.75%, 3/1/2029 (a)	7,055,000	6,812,236
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	2,444,000	2,449,230
7.63%, 4/1/2032 (a)	4,459,000	4,545,282
9.25%, 2/15/2028 (a)	3,646,000	3,851,379
CrownRock LP/CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	1,594,000	1,590,573
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,187,000	2,962,093
8.50%, 1/15/2029 (a)	2,565,000	2,578,620
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	1,429,000	1,498,535
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	1,648,000	1,679,724
8.75%, 5/1/2031 (a)	1,261,000	1,314,731
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	3,112,000	3,142,311
Energean PLC 6.50%, 4/30/2027 (a)	1,099,000	1,079,438
EnQuest PLC 11.63%, 11/1/2027 (a)	896,000	910,175
Global Marine, Inc. 7.00%, 6/1/2028	1,578,000	1,460,171
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	1,224,000	1,170,952
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a) (b)	2,471,000	2,637,224
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	2,861,029	2,895,419
Harbour Energy PLC 5.50%, 10/15/2026 (a)	2,083,000	2,042,486
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	1,910,000	1,848,593
6.00%, 4/15/2030 (a)	1,880,000	1,815,234
6.00%, 2/1/2031 (a)	1,974,000	1,886,572
6.25%, 11/1/2028 (a)	2,385,000	2,354,925
6.25%, 4/15/2032 (a)	2,304,000	2,216,978
6.88%, 5/15/2034 (a)	1,958,000	1,936,110
8.38%, 11/1/2033 (a)	2,819,000	3,003,701
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	2,919,000	2,955,429
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a) (b)	25,000	25,132
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	1,449,000	1,435,408
Matador Resources Co.:
5.88%, 9/15/2026	2,440,000	2,437,023

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.50%, 4/15/2032 (a)	$3,271,000	$3,273,290
6.88%, 4/15/2028 (a)	3,131,000	3,179,593
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	2,902,000	2,823,298
7.13%, 2/1/2027 (a)	396,000	401,659
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	2,323,000	2,327,321
10.50%, 5/15/2027 (a)	1,974,000	2,024,495
Murphy Oil Corp.:
5.88%, 12/1/2027	1,082,700	1,081,141
5.88%, 12/1/2042	1,230,000	1,092,424
6.38%, 7/15/2028 (b)	505,000	509,287
Nabors Industries Ltd.:
7.25%, 1/15/2026 (a)	1,941,000	1,969,630
7.50%, 1/15/2028 (a)	204,000	194,381
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	2,252,000	2,285,825
9.13%, 1/31/2030 (a)	3,728,333	3,864,641
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,711,000	1,778,071
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	2,692,000	2,722,796
8.75%, 6/15/2031 (a)	1,166,000	1,224,160
Odfjell Rig III Ltd. 9.25%, 5/31/2028	179,487	187,699
Parkland Corp.:
4.50%, 10/1/2029 (a)	3,019,000	2,766,400
4.63%, 5/1/2030 (a)	5,071,000	4,627,947
5.88%, 7/15/2027 (a)	1,980,000	1,956,002
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	4,416,000	4,309,398
7.88%, 9/15/2030 (a) (b)	2,545,000	2,603,840
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a)	1,170,000	1,156,873
5.88%, 7/1/2029 (a)	2,242,000	2,210,455
7.00%, 1/15/2032 (a)	2,872,000	2,951,641
7.75%, 2/15/2026 (a)	2,421,000	2,441,143
8.00%, 4/15/2027 (a)	4,135,000	4,225,722
9.88%, 7/15/2031 (a)	1,754,000	1,941,485
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	2,796
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	3,617,000	3,578,153
7.13%, 1/15/2026 (a)	535,000	534,545
Purewest Resources, Inc. 11.00%, 7/12/2024 (f) (h)	16,577	—
Range Resources Corp.:
4.75%, 2/15/2030 (a)	1,075,000	1,008,210
8.25%, 1/15/2029	1,787,000	1,852,887
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,293,000	2,146,386
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	1,000,000	1,009,270
Security Description	Principal Amount	Value
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	$2,270,000	$2,372,241
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	1,806,000	1,867,061
SM Energy Co.:
5.63%, 6/1/2025	1,131,000	1,126,510
6.50%, 7/15/2028	1,693,000	1,679,761
6.63%, 1/15/2027	2,682,000	2,671,728
6.75%, 9/15/2026	2,434,000	2,431,809
Southwestern Energy Co.:
4.75%, 2/1/2032	3,253,000	2,987,783
5.38%, 2/1/2029	1,750,000	1,696,940
5.38%, 3/15/2030	2,292,000	2,214,530
8.38%, 9/15/2028	762,000	788,022
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	2,810,000	2,781,282
Sunoco LP:
7.00%, 5/1/2029 (a)	2,492,000	2,554,923
7.25%, 5/1/2032 (a)	2,995,000	3,096,441
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	2,892,000	2,708,647
4.50%, 4/30/2030	934,000	864,473
5.88%, 3/15/2028	1,637,000	1,629,994
6.00%, 4/15/2027	2,507,000	2,506,599
7.00%, 9/15/2028 (a)	2,805,000	2,875,630
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	2,253,000	2,365,267
9.38%, 2/1/2031 (a)	3,072,000	3,243,633
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	2,530,000	2,478,590
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	2,187,000	2,223,567
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	2,133,000	2,129,950
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	839,000	865,428
Transocean, Inc.:
6.80%, 3/15/2038	1,555,000	1,289,966
7.50%, 4/15/2031 (b)	968,000	905,932
8.00%, 2/1/2027 (a)	1,934,000	1,928,430
8.25%, 5/15/2029 (a)	4,490,000	4,498,845
8.50%, 5/15/2031 (a) (b)	3,511,000	3,507,524
8.75%, 2/15/2030 (a)	4,200,300	4,410,063
11.50%, 1/30/2027 (a)	2,038,300	2,101,732
Trident Energy Finance PLC COR, 12.50%, 11/30/2029 (a)	1,127,000	1,158,579
Valaris Ltd. 8.38%, 4/30/2030 (a)	4,154,000	4,300,013
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	2,265,000	2,224,366

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	$390,000	$382,726
7.38%, 11/1/2031 (a)	1,891,000	1,959,303
Vital Energy, Inc.:
7.75%, 7/31/2029 (a) (b)	2,790,000	2,812,794
7.88%, 4/15/2032 (a)	2,771,000	2,813,396
9.75%, 10/15/2030 (b)	1,270,000	1,386,827
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	942,000	968,583
		293,279,542
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	1,793,000	1,776,271
6.88%, 4/1/2027 (a)	1,332,000	1,336,529
Bristow Group, Inc. 6.88%, 3/1/2028 (a) (b)	957,000	939,889
Crane NXT Co. 4.20%, 3/15/2048	884,000	625,695
Enerflex Ltd. 9.00%, 10/15/2027 (a)	3,266,000	3,315,284
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	2,547,000	2,715,178
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	83,278
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,838,000	1,884,998
Nine Energy Service, Inc. 13.00%, 2/1/2028	1,233,000	1,021,171
Oceaneering International, Inc. 6.00%, 2/1/2028	1,910,000	1,893,058
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	2,554,000	2,566,183
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	3,079,000	3,084,080
7.13%, 3/15/2029 (a)	4,431,000	4,462,150
Viridien 8.75%, 4/1/2027 (a)	2,113,000	2,014,323
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	3,264,000	3,386,302
Welltec International ApS 8.25%, 10/15/2026 (a)	912,000	929,437
Yinson Boronia Production BV COR, 8.95%, 7/31/2042 (a)	4,750,000	4,804,673
		36,838,499
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	2,424,000	613,902
Security Description	Principal Amount	Value
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	$1,702,000	$1,494,884
4.00%, 9/1/2029 (a) (b)	3,265,000	2,766,957
6.00%, 6/15/2027 (a)	3,368,000	3,300,707
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	4,401,200	3,820,594
5.25%, 8/15/2027 (a)	4,863,000	3,002,005
Ball Corp.:
2.88%, 8/15/2030	4,681,000	3,979,786
3.13%, 9/15/2031 (b)	2,430,000	2,055,270
4.88%, 3/15/2026	600,000	590,382
6.00%, 6/15/2029	1,170,000	1,176,271
6.88%, 3/15/2028	505,000	518,261
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	883,000	863,450
5.63%, 7/15/2027 (a) (b)	1,030,000	1,013,376
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	1,909,000	1,838,520
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	2,219,000	2,060,963
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	1,821,000	1,791,354
8.75%, 4/15/2030 (a)	4,360,000	4,263,862
Crown Americas LLC 5.25%, 4/1/2030 (b)	2,249,000	2,174,738
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	823,000	793,578
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	2,202,000	2,163,861
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	59,000	60,796
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,867,000	1,763,848
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	1,247,000	1,149,958
3.50%, 3/1/2029 (a)	864,000	775,682
3.75%, 2/1/2030 (a)	2,447,100	2,182,520
4.75%, 7/15/2027 (a)	875,000	852,171
6.38%, 7/15/2032 (a)	310,000	310,071
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC 6.00%, 9/15/2028 (a)	2,820,000	2,731,706
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,754,000	3,423,873
6.75%, 7/15/2026 (a)	1,189,000	1,177,859

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
8.25%, 11/1/2029 (a) (b)	$1,463,000	$1,258,034
9.50%, 11/1/2028 (a)	2,243,000	2,266,350
10.50%, 7/15/2027 (a) (b)	3,362,000	3,290,356
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	9,541,000	9,748,230
9.25%, 4/15/2027 (a) (b)	5,182,879	5,188,269
OI European Group BV 4.75%, 2/15/2030 (a) (b)	1,650,000	1,507,935
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	2,508,000	2,504,439
7.25%, 5/15/2031 (a) (b)	2,121,000	2,123,672
7.38%, 6/1/2032 (a)	1,016,000	1,018,256
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	378,000	352,833
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	3,342,000	3,131,454
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	1,962,000	1,844,457
5.00%, 4/15/2029 (a)	1,605,000	1,529,324
5.50%, 9/15/2025 (a)	1,364,000	1,360,726
6.50%, 7/15/2032 (a)	1,750,000	1,741,757
6.88%, 7/15/2033 (a)	2,109,000	2,173,704
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	2,287,000	2,293,335
7.25%, 2/15/2031 (a)	1,221,000	1,258,949
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,510,000	1,424,519
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	2,668,000	2,913,723
TriMas Corp. 4.13%, 4/15/2029 (a)	1,569,000	1,434,552
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	2,981,300	2,922,509
8.50%, 8/15/2027 (a) (b)	2,083,000	2,070,898
		110,069,486
PHARMACEUTICALS — 2.2%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	77,000	69,696
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	2,907,000	2,519,700
5.13%, 3/1/2030 (a) (b)	502,000	439,586
6.13%, 8/1/2028 (a) (b)	2,226,100	2,123,833
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	1,027,000	715,655
9.25%, 4/1/2026 (a)	3,507,000	3,156,230
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	7,289,000	5,455,671
5.00%, 1/30/2028 (a)	1,548,000	809,883
5.00%, 2/15/2029 (a)	1,271,000	613,041
Security Description	Principal Amount	Value
5.25%, 1/30/2030 (a)	$2,644,000	$1,235,753
5.25%, 2/15/2031 (a)	1,042,000	496,325
5.50%, 11/1/2025 (a) (b)	6,023,400	5,620,133
5.75%, 8/15/2027 (a)	2,434,000	1,946,275
6.13%, 2/1/2027 (a)	4,004,000	3,348,345
6.25%, 2/15/2029 (a)	1,905,000	969,702
9.00%, 12/15/2025 (a)	2,557,000	2,318,406
11.00%, 9/30/2028 (a) (b)	6,365,000	5,673,316
14.00%, 10/15/2030 (a) (b)	1,219,000	948,650
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	2,002,000	2,050,248
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	3,436,000	3,195,033
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	2,168,000	2,195,187
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	4,084,000	4,224,571
Grifols SA 4.75%, 10/15/2028 (a) (b)	2,114,000	1,823,219
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	1,567,000	1,539,013
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	2,316,500	1,603,667
12.25%, 4/15/2029 (a)	3,319,000	3,304,463
Jazz Securities DAC 4.38%, 1/15/2029 (a)	4,640,000	4,303,832
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	3,287,000	3,003,168
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a)	500,000	392,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	3,819,000	4,159,388
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	610,000	560,285
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
4.13%, 4/30/2028 (a)	8,487,000	7,882,386
5.13%, 4/30/2031 (a)	5,544,000	4,977,736
6.75%, 5/15/2034 (a)	1,907,000	1,904,464
7.88%, 5/15/2034 (a) (b)	2,471,000	2,539,990
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	1,234,000	1,063,079
6.63%, 4/1/2030 (a) (b)	1,978,000	1,798,378
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	942,500	861,756
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	5,808,000	5,627,197
4.90%, 12/15/2044	225,000	179,831
5.15%, 6/15/2030	2,835,000	2,605,507

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	$194,000	$168,974
5.13%, 1/15/2028 (a)	421,000	408,749
		100,832,821
PIPELINES — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	1,535,000	1,489,334
5.75%, 3/1/2027 (a)	1,791,000	1,777,639
5.75%, 1/15/2028 (a)	2,249,000	2,213,443
6.63%, 2/1/2032 (a)	1,770,000	1,785,611
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	1,506,000	1,505,533
7.00%, 7/15/2029 (a)	918,000	934,900
7.25%, 7/15/2032 (a) (b)	434,000	446,221
Buckeye Partners LP:
3.95%, 12/1/2026	1,288,000	1,225,365
4.13%, 12/1/2027	585,000	546,472
4.50%, 3/1/2028 (a)	1,644,000	1,545,048
5.60%, 10/15/2044	2,531,000	1,999,212
5.85%, 11/15/2043	2,109,500	1,807,293
6.88%, 7/1/2029 (a) (b)	2,490,000	2,498,715
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,546,000	1,392,343
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	4,522,000	4,285,680
7.50%, 12/15/2033 (a)	296,000	306,902
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,078,000	3,038,017
8.63%, 3/15/2029 (a)	4,109,000	4,232,393
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	2,638,000	2,439,016
4.38%, 6/15/2031 (a)	3,315,000	3,025,634
Energy Transfer LP:
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b) (c)	2,205,000	2,174,527
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	3,861,000	4,040,266
EQM Midstream Partners LP:
4.13%, 12/1/2026	1,279,000	1,230,846
4.50%, 1/15/2029 (a)	3,261,000	3,078,906
4.75%, 1/15/2031 (a)	4,060,000	3,800,688
5.50%, 7/15/2028	2,215,000	2,181,221
6.00%, 7/1/2025 (a)	1,265,000	1,266,341
6.38%, 4/1/2029 (a)	1,930,000	1,949,088
6.50%, 7/1/2027 (a)	3,123,000	3,157,478
6.50%, 7/15/2048	1,889,000	1,905,094
7.50%, 6/1/2027 (a)	2,670,000	2,728,793
7.50%, 6/1/2030 (a)	2,174,000	2,316,984
Security Description	Principal Amount	Value
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	$2,368,000	$2,507,215
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	2,489,000	2,516,528
7.88%, 5/15/2032	2,552,000	2,575,708
8.00%, 1/15/2027	2,673,000	2,733,971
8.25%, 1/15/2029	1,695,000	1,749,054
8.88%, 4/15/2030	1,945,000	2,045,479
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	1,742,000	1,727,994
7.00%, 8/1/2027	1,021,000	1,023,205
8.25%, 1/15/2032 (a)	1,434,000	1,472,360
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	2,130,000	2,165,039
7.50%, 5/15/2032 (a)	768,000	778,161
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,726,000	2,502,904
5.13%, 6/15/2028 (a)	1,967,000	1,905,040
5.50%, 10/15/2030 (a)	1,791,000	1,729,712
5.63%, 2/15/2026 (a)	2,179,000	2,165,185
6.50%, 6/1/2029 (a)	1,771,000	1,794,731
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	2,452,000	2,489,123
8.88%, 7/15/2028 (a)	450,000	476,222
ITT Holdings LLC 6.50%, 8/1/2029 (a)	5,340,000	4,843,380
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	3,031,000	2,987,778
6.63%, 12/15/2028 (a)	1,547,000	1,571,520
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	1,309,000	1,415,723
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	8,397,000	7,693,163
6.75%, 9/15/2025 (a)	3,403,400	3,296,874
8.75%, 3/15/2029 (a) (b)	4,224,000	3,847,937
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a) (b)	2,379,000	2,426,033
8.38%, 2/15/2032 (a)	6,492,000	6,590,289
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	3,110,000	3,110,187
6.75%, 7/15/2032 (a) (e)	960,000	962,237
NuStar Logistics LP:
5.63%, 4/28/2027	3,078,000	3,053,468
5.75%, 10/1/2025	1,689,000	1,679,254
6.00%, 6/1/2026	1,756,000	1,752,716
6.38%, 10/1/2030	3,213,000	3,270,191

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	$4,408,500	$4,546,486
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	7,783,000	7,602,357
4.80%, 5/15/2030 (a)	1,020,000	941,113
4.95%, 7/15/2029 (a)	85,000	80,020
6.88%, 4/15/2040 (a)	3,198,000	3,058,375
7.50%, 7/15/2038 (a)	870,000	891,576
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 10.00%, 10/15/2026 (a) (g)	3,838,000	3,946,193
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	3,331,000	3,189,333
6.00%, 3/1/2027 (a)	2,663,000	2,623,614
6.00%, 12/31/2030 (a)	1,981,000	1,847,203
6.00%, 9/1/2031 (a)	2,462,000	2,304,752
7.38%, 2/15/2029 (a)	3,024,000	3,038,908
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	1,038,000	1,014,645
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	5,575,000	5,079,884
3.88%, 11/1/2033 (a)	3,491,000	2,979,638
4.13%, 8/15/2031 (a)	2,860,000	2,567,279
6.25%, 1/15/2030 (a)	3,268,000	3,318,654
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	9,632,000	9,933,578
8.38%, 6/1/2031 (a)	9,040,000	9,373,486
9.50%, 2/1/2029 (a)	11,457,000	12,547,477
9.88%, 2/1/2032 (a)	8,107,000	8,822,767
		240,890,722
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp. 7.00%, 4/15/2030 (a)	3,981,600	3,255,714
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	357,000	214,686
5.75%, 1/15/2029 (a) (b)	2,449,000	1,498,396
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a) (b)	2,506,000	2,487,055
8.88%, 9/1/2031 (a) (b)	1,565,000	1,648,555
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (g)	2,136,117	2,185,547
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	522,000	550,235
Security Description	Principal Amount	Value
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	$2,680,000	$2,398,948
4.38%, 2/1/2031 (a)	915,000	789,572
5.38%, 8/1/2028 (a)	2,984,000	2,836,292
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,412,000	4,011,258
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	2,104,000	1,800,856
4.75%, 2/1/2030	2,682,000	2,226,060
5.00%, 3/1/2031	3,241,000	2,652,758
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	2,621,000	2,694,467
		31,250,399
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	2,220,000	1,862,225
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	2,049,000	1,847,235
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,273,000	2,063,384
8.05%, 3/15/2028	1,400,000	1,451,632
8.88%, 4/12/2029 (b)	2,418,000	2,522,361
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	1,897,000	1,764,969
5.75%, 5/15/2026 (a)	3,552,000	3,480,179
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	914,000	842,662
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	2,830,000	2,466,656
4.38%, 3/1/2031	2,048,000	1,490,084
4.75%, 2/15/2028	965,000	792,477
9.75%, 6/15/2025	2,722,000	2,717,373
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	2,812,000	2,469,723
HAT Holdings I LLC/HAT Holdings II LLC:
6.00%, 4/15/2025 (a) (b)	2,675,000	2,675,000
8.00%, 6/15/2027 (a)	1,772,000	1,842,083
Hudson Pacific Properties LP:
3.25%, 1/15/2030	3,709,000	2,561,621
3.95%, 11/1/2027	2,087,000	1,746,589
4.65%, 4/1/2029 (b)	1,887,000	1,455,047
5.95%, 2/15/2028	1,396,000	1,186,726
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	2,319,000	2,119,682

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	$2,098,000	$1,891,830
4.88%, 9/15/2027 (a)	3,585,000	3,478,239
4.88%, 9/15/2029 (a)	1,838,000	1,730,459
5.00%, 7/15/2028 (a)	1,729,000	1,656,710
5.25%, 3/15/2028 (a)	3,159,000	3,057,786
5.25%, 7/15/2030 (a)	5,856,000	5,564,020
5.63%, 7/15/2032 (a)	1,922,000	1,819,577
7.00%, 2/15/2029 (a)	4,638,000	4,723,478
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	2,818,000	2,669,210
4.75%, 6/15/2029 (a)	2,111,000	1,949,931
5.25%, 10/1/2025 (a)	1,162,000	1,152,053
7.00%, 7/15/2031 (a) (e)	1,108,000	1,116,820
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	3,169,100	2,061,056
4.63%, 8/1/2029	3,303,000	2,426,945
5.00%, 10/15/2027 (b)	4,174,000	3,481,366
5.25%, 8/1/2026 (b)	1,901,000	1,730,499
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a) (b)	2,271,000	2,001,092
Office Properties Income Trust:
4.50%, 2/1/2025	600	483
9.00%, 3/31/2029 (a)	639,000	583,100
9.00%, 9/30/2029 (a)	2,383,000	1,873,967
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer:
4.88%, 5/15/2029 (a)	2,764,000	2,591,941
5.88%, 10/1/2028 (a)	2,670,000	2,631,232
7.00%, 2/1/2030 (a)	2,111,000	2,135,023
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	1,189,000	1,114,783
4.75%, 10/15/2027	2,385,000	2,297,828
6.50%, 4/1/2032 (a)	3,577,000	3,576,535
7.25%, 7/15/2028 (a)	1,314,000	1,359,399
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	2,316,000	2,299,232
8.00%, 4/1/2029 (a)	3,774,000	3,668,026
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	2,273,500	2,161,030
4.00%, 9/15/2029 (a)	2,266,000	2,005,410
SBA Communications Corp.:
3.13%, 2/1/2029	3,986,000	3,556,907
3.88%, 2/15/2027	5,385,000	5,132,120
Service Properties Trust:
3.95%, 1/15/2028	638,000	534,178
4.38%, 2/15/2030	3,059,000	2,160,143
Security Description	Principal Amount	Value
4.75%, 10/1/2026	$2,877,000	$2,694,886
4.95%, 2/15/2027	1,005,000	913,595
4.95%, 10/1/2029	2,345,000	1,797,325
5.25%, 2/15/2026	1,684,000	1,630,196
5.50%, 12/15/2027	1,358,000	1,261,446
8.38%, 6/15/2029	3,002,000	2,952,257
8.63%, 11/15/2031 (a)	1,668,000	1,739,107
8.88%, 6/15/2032	2,100,000	1,957,242
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a) (b)	3,081,000	2,899,467
4.38%, 1/15/2027 (a)	2,022,000	1,916,027
4.75%, 3/15/2025	727,300	718,587
7.25%, 4/1/2029 (a)	2,882,000	2,913,270
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	3,781,000	2,259,034
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	2,132,000	1,742,611
6.50%, 2/15/2029 (a)	5,092,000	3,243,451
10.50%, 2/15/2028 (a)	8,649,000	8,503,437
Series MAY, 10.50%, 2/15/2028 (a)	11,000	10,714
Vornado Realty LP:
2.15%, 6/1/2026	1,950,000	1,801,527
3.40%, 6/1/2031	652,000	517,166
XHR LP:
4.88%, 6/1/2029 (a)	1,040,000	975,426
6.38%, 8/15/2025 (a)	2,242,000	2,239,579
		166,236,466
RETAIL — 5.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	1,552,000	1,408,812
3.88%, 1/15/2028 (a)	4,458,000	4,174,248
4.00%, 10/15/2030 (a)	9,898,000	8,706,875
4.38%, 1/15/2028 (a)	4,819,000	4,547,883
6.13%, 6/15/2029 (a)	3,649,000	3,660,969
99 Cents Only Stores LLC 7.50%, 1/15/2026 (a) (f)	1,374,000	68,700
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	393,000	393,283
Academy Ltd. 6.00%, 11/15/2027 (a)	2,112,000	2,080,573
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,066,000	932,420
3.50%, 3/15/2032 (b)	1,243,000	1,056,475
3.90%, 4/15/2030	174,000	157,025
5.90%, 3/9/2026	775,000	775,760
5.95%, 3/9/2028	1,227,000	1,218,914
Arko Corp. 5.13%, 11/15/2029 (a) (b)	2,700,000	2,352,186

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	$1,810,000	$1,714,342
4.63%, 11/15/2029 (a)	876,000	811,281
4.75%, 3/1/2030	2,943,000	2,730,751
5.00%, 2/15/2032 (a)	2,180,000	1,974,186
At Home Group, Inc. 4.88%, 7/15/2028 (a)	200,000	81,902
Bath & Body Works, Inc.:
5.25%, 2/1/2028	2,210,000	2,147,899
6.63%, 10/1/2030 (a)	3,272,000	3,283,125
6.69%, 1/15/2027	1,588,000	1,610,073
6.75%, 7/1/2036	1,049,000	1,043,493
6.88%, 11/1/2035	2,539,000	2,560,328
6.95%, 3/1/2033	2,757,000	2,683,057
7.50%, 6/15/2029 (b)	1,209,000	1,247,313
9.38%, 7/1/2025 (a)	639,000	660,253
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	1,528,000	1,488,012
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	560,000	511,554
4.50%, 11/15/2026 (a)	1,318,000	1,282,809
6.50%, 8/1/2030 (a)	1,694,000	1,707,366
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	2,003,000	1,804,983
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	2,219,000	2,065,001
Brinker International, Inc. 8.25%, 7/15/2030 (a) (b)	568,000	596,491
Carvana Co.:
4.88%, 9/1/2029 (a)	5,000	3,600
12.00%, 12/1/2028 (a)	6,762,098	7,292,111
13.00%, 6/1/2030 (a)	4,573,529	5,007,694
14.00%, 6/1/2031 (a)	5,241,092	5,896,386
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	3,651,000	3,621,208
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	1,853,000	1,862,487
eG Global Finance PLC 12.00%, 11/30/2028 (a)	4,879,000	5,184,962
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,197,000	1,274,314
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	1,757,000	1,718,399
5.88%, 4/1/2029 (a)	3,092,000	2,845,289
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	4,372,200	3,982,856
6.75%, 1/15/2030 (a) (b)	4,362,000	3,829,487
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	1,678,000	1,579,518
5.63%, 1/1/2030 (a)	1,986,000	1,880,623
Security Description	Principal Amount	Value
6.88%, 3/1/2032 (a)	$959,000	$958,827
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	2,778,000	2,318,824
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	1,601,000	1,422,216
Gap, Inc.:
3.63%, 10/1/2029 (a)	2,234,000	1,931,941
3.88%, 10/1/2031 (a)	2,621,000	2,187,015
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	3,225,000	3,137,570
8.75%, 1/15/2032 (a)	2,985,000	2,855,451
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	1,602,000	1,170,597
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a) (b)	2,576,000	2,377,751
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	1,887,000	1,699,640
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,680,000	1,556,654
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,560,000	2,560,256
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,886,000	1,749,190
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,209,800	3,130,101
Kohl's Corp.:
4.25%, 7/17/2025	467,000	458,543
4.63%, 5/1/2031	2,947,400	2,465,530
5.55%, 7/17/2045	477,000	325,386
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	2,699,000	2,383,757
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	3,646,000	3,406,385
8.25%, 8/1/2031 (a)	3,150,000	3,290,458
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	2,250,000	2,023,245
4.38%, 1/15/2031 (a)	1,419,000	1,265,720
4.63%, 12/15/2027 (a)	3,212,000	3,068,102
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	964,000	735,975
4.50%, 12/15/2034	726,000	627,416
5.13%, 1/15/2042	876,000	709,551
5.88%, 4/1/2029 (a) (b)	2,204,000	2,135,676
5.88%, 3/15/2030 (a) (b)	1,165,000	1,115,080
6.13%, 3/15/2032 (a)	2,928,000	2,796,738
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	254,000	269,893
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	4,549,000	3,632,013
7.88%, 5/1/2029 (a)	5,442,000	3,522,226

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	$2,443,000	$2,152,601
4.75%, 9/15/2029	1,375,000	1,302,428
5.63%, 5/1/2027	788,000	778,883
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	5,276,000	5,222,132
Nordstrom, Inc.:
4.00%, 3/15/2027	390,000	371,537
4.25%, 8/1/2031	2,315,000	2,059,169
4.38%, 4/1/2030	869,000	789,443
5.00%, 1/15/2044	3,137,000	2,538,492
6.95%, 3/15/2028	2,062,000	2,077,176
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	2,194,000	1,943,774
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	1,251,000	1,002,239
6.75%, 8/1/2029 (a) (b)	1,721,000	1,427,002
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	522,000	481,921
7.50%, 10/15/2027 (a)	829,000	837,224
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	1,008,000	981,792
3.75%, 6/15/2029 (b)	1,123,000	1,013,642
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	4,778,000	4,438,045
7.75%, 2/15/2029 (a)	6,099,000	5,933,839
QVC, Inc.:
4.38%, 9/1/2028 (b)	1,634,000	1,192,068
4.45%, 2/15/2025	2,010,000	1,977,961
4.75%, 2/15/2027	2,266,000	1,913,614
5.45%, 8/15/2034	1,544,000	933,626
5.95%, 3/15/2043	1,065,000	605,570
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	1,931,000	2,087,005
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	1,988,000	1,963,866
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	740,000	745,387
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	2,608,000	2,355,832
4.88%, 11/15/2031 (a) (b)	2,002,000	1,760,939
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	1,672,000	1,643,175
Staples, Inc.:
10.75%, 9/1/2029 (a)	7,865,000	7,476,862
12.75%, 1/15/2030 (a)	3,515,734	2,735,698
Security Description	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	$1,876,000	$1,687,462
5.88%, 3/1/2027	1,368,000	1,351,899
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,774,000	3,465,249
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	2,938,000	2,436,072
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	3,041,000	3,022,724
Walgreen Co. 4.40%, 9/15/2042	810,000	639,835
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	420,000	351,380
3.45%, 6/1/2026	5,760,000	5,413,306
4.10%, 4/15/2050 (b)	3,324,000	2,294,923
4.50%, 11/18/2034 (b)	1,422,000	1,193,186
4.65%, 6/1/2046	2,038,000	1,564,145
4.80%, 11/18/2044 (b)	2,560,000	2,021,632
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,707,000	1,648,126
White Cap Parent LLC 8.25%, 3/15/2026 (a)	2,008,000	2,006,835
Yum! Brands, Inc.:
3.63%, 3/15/2031	3,489,000	3,080,368
4.63%, 1/31/2032	2,132,000	1,962,634
4.75%, 1/15/2030 (a)	2,969,000	2,826,696
5.35%, 11/1/2043	944,000	894,978
5.38%, 4/1/2032	1,328,000	1,276,567
6.88%, 11/15/2037	544,000	592,405
		275,278,367
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	914,000	916,294
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	3,641,000	3,786,713
Entegris, Inc.:
3.63%, 5/1/2029 (a)	1,841,000	1,657,379
4.38%, 4/15/2028 (a) (b)	3,616,000	3,409,852
4.75%, 4/15/2029 (a)	6,302,000	6,020,742
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,176,000	2,005,510
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	1,735,000	1,572,517
		19,369,007
SOFTWARE — 2.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	1,061,000	1,054,676
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,200,000	1,228,452
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	8,237,000	7,587,513

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	$2,037,000	$2,041,176
9.13%, 3/1/2026 (a) (b)	484,000	484,760
Camelot Finance SA 4.50%, 11/1/2026 (a)	2,441,000	2,359,690
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a) (b)	2,550,000	2,635,807
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	398,000	190,192
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	2,374,000	2,410,417
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	4,078,000	4,060,261
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	3,388,000	3,149,451
4.88%, 7/1/2029 (a) (b)	2,713,000	2,521,761
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	15,488,500	14,879,028
8.25%, 6/30/2032 (a)	8,539,000	8,705,340
9.00%, 9/30/2029 (a)	13,150,000	12,752,344
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a)	544,000	530,329
6.50%, 10/15/2028 (a) (b)	2,602,000	2,429,201
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a) (b)	464,000	431,126
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	3,422,000	3,472,372
Elastic NV 4.13%, 7/15/2029 (a)	1,818,000	1,663,034
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	2,292,000	2,143,570
5.25%, 5/15/2026 (a)	607,000	600,305
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a)	2,453,000	2,188,395
8.75%, 5/1/2029 (a)	747,000	760,648
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	1,693,000	1,640,669
Open Text Corp.:
3.88%, 2/15/2028 (a)	3,226,000	2,985,695
3.88%, 12/1/2029 (a)	4,229,000	3,789,353
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	3,224,000	2,909,305
4.13%, 12/1/2031 (a) (b)	2,051,000	1,803,875
PTC, Inc. 4.00%, 2/15/2028 (a)	1,580,000	1,488,170
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	1,429,400	620,260
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,008,000	3,140,743
Security Description	Principal Amount	Value
ROBLOX Corp. 3.88%, 5/1/2030 (a)	$2,696,000	$2,396,771
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	3,169,000	2,765,491
9.00%, 11/28/2028 (a)	3,708,000	3,776,190
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	5,645,000	5,561,172
6.50%, 6/1/2032 (a)	1,494,000	1,507,356
Twilio, Inc.:
3.63%, 3/15/2029	1,381,000	1,245,165
3.88%, 3/15/2031	772,000	679,221
UKG, Inc. 6.88%, 2/1/2031 (a)	9,120,000	9,235,459
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	6,653,000	5,755,178
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,546,000	1,341,078
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	1,956,000	1,765,407
		134,686,406
TELECOMMUNICATIONS — 4.1%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	3,644,000	1,180,547
10.50%, 5/15/2027 (a)	4,878,000	1,887,688
Altice France SA:
5.13%, 1/15/2029 (a)	2,508,000	1,634,514
5.13%, 7/15/2029 (a) (b)	9,630,000	6,336,444
5.50%, 1/15/2028 (a)	4,388,000	3,002,752
5.50%, 10/15/2029 (a) (b)	7,234,000	4,770,244
8.13%, 2/1/2027 (a) (b)	7,580,000	5,685,152
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	1,721,000	1,621,406
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	1,111,000	993,290
C&W Senior Finance Ltd. 6.88%, 9/15/2027 (a) (b)	841,000	805,014
Ciena Corp. 4.00%, 1/31/2030 (a) (b)	1,753,000	1,584,695
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	1,485,000	613,142
6.00%, 6/15/2025 (a)	4,254,000	3,463,054
CommScope, Inc.:
4.75%, 9/1/2029 (a)	4,423,000	3,066,024
6.00%, 3/1/2026 (a)	5,647,000	4,973,595
7.13%, 7/1/2028 (a)	1,616,000	666,212
8.25%, 3/1/2027 (a)	2,335,000	1,106,323
Connect Finco SARL/Connect U.S. Finco LLC 6.75%, 10/1/2026 (a)	7,615,000	7,355,252

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	$2,294,000	$1,897,987
6.50%, 10/1/2028 (a)	2,511,000	2,151,500
Embarq Corp. 8.00%, 6/1/2036	2,772,000	361,386
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	4,161,000	3,921,202
5.88%, 10/15/2027 (a)	4,423,000	4,315,565
5.88%, 11/1/2029 (b)	2,986,300	2,600,380
6.00%, 1/15/2030 (a) (b)	4,608,000	4,014,582
6.75%, 5/1/2029 (a) (b)	3,218,000	2,951,389
8.63%, 3/15/2031 (a)	2,506,000	2,581,681
8.75%, 5/15/2030 (a)	4,310,000	4,483,003
Frontier Florida LLC Series E, 6.86%, 2/1/2028	487,000	486,791
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	2,598,669	1,624,513
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	780,000	603,603
6.63%, 8/1/2026	2,644,000	1,192,841
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	1,913,000	1,904,219
7.00%, 10/15/2028 (a)	4,202,000	4,164,770
8.50%, 4/15/2031 (a)	3,846,000	3,899,690
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	10,789,000	10,063,979
Level 3 Financing, Inc.:
3.40%, 3/1/2027 (a)	1,245,000	655,455
3.63%, 1/15/2029 (a)	1,759,000	547,225
3.75%, 7/15/2029 (a)	2,647,000	824,011
3.88%, 11/15/2029 (a)	1,873,000	561,563
4.25%, 7/1/2028 (a)	2,549,000	914,581
4.63%, 9/15/2027 (a)	3,179,000	1,659,025
10.50%, 5/15/2030 (a)	3,069,000	3,054,269
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	2,742,900	1,410,289
COR, 4.13%, 4/15/2029 (a)	250,000	163,473
4.50%, 1/15/2029 (a)	534,200	155,329
5.13%, 12/15/2026 (a)	19,000	11,709
Series G, 6.88%, 1/15/2028	155,000	63,566
Series P, 7.60%, 9/15/2039	619,000	168,962
Series U, 7.65%, 3/15/2042	1,567,000	433,887
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	2,774,000	2,385,363
5.13%, 1/15/2028 (a)	2,689,200	2,542,343
6.25%, 3/25/2029 (a)	1,620,000	1,561,372
COR, 7.38%, 4/2/2032 (a) (b)	3,190,000	3,180,940
Qwest Corp. 7.25%, 9/15/2025	1,814,000	1,774,382
RCN Corp. Zero Coupon, 4/15/2023 (h)	3,000	—
Security Description	Principal Amount	Value
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	$3,465,000	$3,317,460
Telecom Italia Capital SA:
6.00%, 9/30/2034	1,157,000	1,043,660
6.00%, 9/30/2034 (a)	2,021,000	1,920,617
6.38%, 11/15/2033	820,000	768,799
6.38%, 11/15/2033 (a)	2,378,000	2,328,395
7.20%, 7/18/2036	1,830,000	1,757,184
7.20%, 7/18/2036 (a)	3,068,000	3,164,611
7.72%, 6/4/2038	1,815,000	1,770,460
7.72%, 6/4/2038 (a)	1,960,000	2,078,658
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,454,000	644,718
5.63%, 12/6/2026 (a)	1,523,200	704,236
6.50%, 10/15/2027 (a)	1,228,000	390,786
U.S. Cellular Corp. 6.70%, 12/15/2033	898,000	956,262
Viasat, Inc.:
5.63%, 9/15/2025 (a)	1,055,000	1,023,856
5.63%, 4/15/2027 (a)	2,813,000	2,516,116
6.50%, 7/15/2028 (a) (b)	1,564,000	1,192,081
7.50%, 5/30/2031 (a) (b)	2,915,000	1,934,948
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,586,000	3,032,895
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	3,909,300	3,250,700
4.75%, 7/15/2031 (a)	6,149,000	5,189,510
7.75%, 4/15/2032 (a)	2,598,000	2,534,479
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	1,858,000	1,742,897
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	3,566,700	3,033,157
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	3,719,000	2,746,296
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	5,378,000	5,546,762
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a)	5,386,000	5,074,258
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	5,895,000	4,691,595
6.13%, 3/1/2028 (a) (b)	3,352,000	2,208,365
		192,595,934
TRANSPORTATION — 0.6%
Brightline East LLC 11.00%, 1/31/2030 (a)	6,065,000	5,532,493
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	3,354,000	3,110,500
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a) (b)	602,000	555,146

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Danaos Corp. 8.50%, 3/1/2028 (a)	$1,419,000	$1,453,510
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,620,000	1,459,231
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	915,000	911,788
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	3,613,000	3,374,217
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	2,605,000	2,634,853
RXO, Inc. 7.50%, 11/15/2027 (a)	1,074,000	1,101,645
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	1,598,000	1,591,736
XPO CNW, Inc. 6.70%, 5/1/2034	847,000	873,520
XPO, Inc.:
7.13%, 6/1/2031 (a)	1,739,000	1,780,736
7.13%, 2/1/2032 (a) (b)	2,351,000	2,407,306
		26,786,681
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (c)	4,678,000	4,669,205
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	3,765,000	3,653,330
7.00%, 5/1/2031 (a)	1,894,000	1,935,365
7.00%, 6/15/2032 (a)	1,812,000	1,839,126
7.88%, 12/1/2030 (a)	833	873
9.75%, 8/1/2027 (a)	1,755,000	1,803,262
		13,901,161
TOTAL CORPORATE BONDS & NOTES (Cost $4,613,649,201)		4,586,706,882
	Shares
COMMON STOCKS — 0.0% (d)
CHEMICALS — 0.0% (d)
Venator Materials PLC (b) (i)	9	6,840
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy Holdings III LLC (h) (i)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Baytex Energy Corp.	2,052	7,141
PHARMACEUTICALS — 0.0% (d)
Mallinckrodt PLC (i)	4,948	194,746
TOTAL COMMON STOCKS (Cost $359,443)		208,727
Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Tapstone Energy LLC / Tapstone Energy Finance Corp. (h) (i) (Cost $854)	324	$—
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
MEDICAL-DRUGS — 0.0% (d)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.84%, 11/14/2028 (c) (Cost $410,392)	$383,736	417,505
	Shares
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (j) (k)	17,880,851	17,886,215
State Street Navigator Securities Lending Portfolio II (l) (m)	324,808,968	324,808,968
TOTAL SHORT-TERM INVESTMENTS (Cost $342,694,621)		342,695,183
TOTAL INVESTMENTS — 105.4% (Cost $4,957,114,511)		4,930,028,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(254,540,551)
NET ASSETS — 100.0%		$4,675,487,746
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.7% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2024.
(l)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,586,706,882	$0(a)	$4,586,706,882
Common Stocks	7,141	201,586	0(a)	208,727
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	417,505	—	417,505
Short-Term Investments	342,695,183	—	—	342,695,183
TOTAL INVESTMENTS	$342,702,324	$4,587,325,973	$0	$4,930,028,297
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,574,207	$3,574,921	$608,132,818	$593,821,037	$(1,046)	$559	17,880,851	$17,886,215	$1,117,327
State Street Navigator Securities Lending Portfolio II	94,889,135	94,889,135	964,537,970	734,618,137	—	—	324,808,968	324,808,968	2,438,764
Total		$98,464,056	$1,572,670,788	$1,328,439,174	$(1,046)	$559		$342,695,183	$3,556,091
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$50,000	$36,595
5.40%, 10/1/2048	400,000	369,868
Omnicom Group, Inc.:
2.45%, 4/30/2030	550,000	473,863
4.20%, 6/1/2030 (a)	165,000	156,889
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	96,771
		1,133,986
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.20%, 2/4/2026	1,574,000	1,480,520
2.25%, 6/15/2026	200,000	186,262
2.60%, 10/30/2025	714,000	682,755
2.70%, 2/1/2027	528,000	486,895
2.75%, 2/1/2026	350,000	332,363
2.95%, 2/1/2030	540,000	462,715
3.10%, 5/1/2026 (a)	240,000	227,698
3.20%, 3/1/2029 (a)	324,000	287,537
3.25%, 2/1/2028	316,000	289,393
3.25%, 3/1/2028	125,000	113,876
3.25%, 2/1/2035 (a)	825,000	630,176
3.38%, 6/15/2046	34,000	21,661
3.55%, 3/1/2038	334,000	241,916
3.60%, 5/1/2034 (a)	50,000	40,221
3.63%, 2/1/2031 (a)	170,000	148,777
3.63%, 3/1/2048	55,000	35,382
3.65%, 3/1/2047	35,000	22,795
3.75%, 2/1/2050 (a)	450,000	295,254
3.85%, 11/1/2048	159,000	106,082
3.90%, 5/1/2049	705,000	473,718
5.15%, 5/1/2030 (a)	348,000	334,101
5.71%, 5/1/2040	374,000	345,337
5.81%, 5/1/2050	1,796,000	1,621,555
5.88%, 2/15/2040 (a)	644,000	603,241
5.93%, 5/1/2060	752,000	672,792
6.26%, 5/1/2027 (b)	75,000	75,544
6.30%, 5/1/2029 (b)	225,000	228,157
6.39%, 5/1/2031 (b)	95,000	96,701
6.53%, 5/1/2034 (a) (b)	315,000	322,481
6.86%, 5/1/2054 (b)	255,000	261,446
7.01%, 5/1/2064 (b)	125,000	128,018
General Dynamics Corp.:
1.15%, 6/1/2026	400,000	371,824
2.63%, 11/15/2027	100,000	92,973
2.85%, 6/1/2041 (a)	575,000	413,620
3.63%, 4/1/2030	214,000	200,595
3.75%, 5/15/2028	190,000	182,826
4.25%, 4/1/2040	87,000	76,305
4.25%, 4/1/2050	100,000	84,222
Security Description	Principal Amount	Value
HEICO Corp.:
5.25%, 8/1/2028	$65,000	$65,136
5.35%, 8/1/2033	25,000	24,771
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	200,000	181,744
5.90%, 2/1/2027 (a)	375,000	379,796
5.95%, 2/1/2037 (a)	152,000	156,066
6.75%, 1/15/2028	172,000	179,193
L3Harris Technologies, Inc.:
2.90%, 12/15/2029 (a)	466,000	415,649
3.85%, 12/15/2026	75,000	72,499
4.40%, 6/15/2028	150,000	145,697
4.85%, 4/27/2035	256,000	242,982
5.05%, 6/1/2029	165,000	163,895
5.25%, 6/1/2031	130,000	129,510
5.35%, 6/1/2034	500,000	496,340
5.40%, 7/31/2033	150,000	149,493
5.60%, 7/31/2053	85,000	84,219
6.15%, 12/15/2040	124,000	129,436
Lockheed Martin Corp.:
1.85%, 6/15/2030	211,000	177,755
3.55%, 1/15/2026	200,000	195,128
3.80%, 3/1/2045	685,000	544,897
3.90%, 6/15/2032	395,000	368,377
4.07%, 12/15/2042	446,000	375,090
4.15%, 6/15/2053	253,000	204,535
4.30%, 6/15/2062	150,000	121,395
4.45%, 5/15/2028 (a)	70,000	68,915
4.50%, 2/15/2029 (a)	175,000	172,284
4.50%, 5/15/2036	50,000	46,924
4.70%, 5/15/2046 (a)	400,000	360,020
4.75%, 2/15/2034 (a)	200,000	194,686
4.80%, 8/15/2034	115,000	112,264
5.20%, 2/15/2055	225,000	215,316
5.20%, 2/15/2064	95,000	89,819
5.25%, 1/15/2033 (a)	115,000	116,933
5.70%, 11/15/2054 (a)	175,000	179,926
5.72%, 6/1/2040	94,000	97,133
5.90%, 11/15/2063	117,000	122,980
Series B, 6.15%, 9/1/2036	101,000	109,624
Northrop Grumman Corp.:
3.85%, 4/15/2045	142,000	111,004
4.03%, 10/15/2047	25,000	19,774
4.60%, 2/1/2029	171,000	167,859
4.70%, 3/15/2033	60,000	57,916
4.75%, 6/1/2043	509,000	456,191
4.90%, 6/1/2034	200,000	194,532
4.95%, 3/15/2053 (a)	370,000	333,488
5.15%, 5/1/2040	542,000	518,363
5.20%, 6/1/2054	200,000	187,182
5.25%, 5/1/2050 (a)	652,000	618,344
7.75%, 2/15/2031	90,000	101,968
RTX Corp.:
1.90%, 9/1/2031	197,000	158,020
2.25%, 7/1/2030	101,000	86,182

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.38%, 3/15/2032	$400,000	$327,772
2.82%, 9/1/2051	175,000	106,470
3.03%, 3/15/2052 (a)	188,000	119,888
3.13%, 7/1/2050	119,000	78,162
3.75%, 11/1/2046	230,000	172,203
3.95%, 8/16/2025	15,000	14,745
4.13%, 11/16/2028	334,000	321,672
4.15%, 5/15/2045	875,000	706,475
4.35%, 4/15/2047	175,000	144,106
4.45%, 11/16/2038	200,000	176,992
4.50%, 6/1/2042	360,000	312,343
4.70%, 12/15/2041	50,000	44,263
4.80%, 12/15/2043	1,036,000	920,196
4.88%, 10/15/2040	375,000	341,906
5.00%, 2/27/2026	45,000	44,778
5.38%, 2/27/2053	198,000	188,017
5.75%, 11/8/2026	300,000	303,216
5.75%, 1/15/2029	250,000	256,580
6.00%, 3/15/2031	235,000	245,173
6.10%, 3/15/2034	100,000	105,300
6.13%, 7/15/2038	1,100,000	1,153,900
6.40%, 3/15/2054	579,000	631,793
		29,294,934
AGRICULTURE — 1.4%
Altria Group, Inc.:
2.45%, 2/4/2032	175,000	141,432
3.40%, 5/6/2030	227,000	205,240
3.40%, 2/4/2041	65,000	46,790
3.70%, 2/4/2051	200,000	134,708
3.88%, 9/16/2046	433,000	311,929
4.00%, 2/4/2061 (a)	250,000	173,183
4.25%, 8/9/2042	749,000	595,448
4.40%, 2/14/2026	200,000	196,764
4.50%, 5/2/2043	307,000	252,243
4.80%, 2/14/2029	248,000	243,918
5.80%, 2/14/2039	285,000	284,789
5.95%, 2/14/2049	322,000	315,843
6.20%, 11/1/2028	250,000	259,137
6.88%, 11/1/2033	750,000	809,722
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	575,000	544,945
2.70%, 9/15/2051	100,000	61,305
2.90%, 3/1/2032 (a)	150,000	128,283
3.25%, 3/27/2030	450,000	409,779
3.75%, 9/15/2047 (a)	300,000	226,110
4.50%, 8/15/2033	229,000	217,447
BAT Capital Corp.:
2.26%, 3/25/2028	456,000	408,489
2.73%, 3/25/2031	175,000	147,742
3.22%, 9/6/2026	733,000	699,590
3.46%, 9/6/2029	46,000	41,913
3.56%, 8/15/2027	605,000	574,484
4.39%, 8/15/2037	250,000	210,922
4.54%, 8/15/2047	1,050,000	806,715
4.70%, 4/2/2027 (a)	518,000	509,935
Security Description	Principal Amount	Value
4.74%, 3/16/2032 (a)	$270,000	$256,119
4.76%, 9/6/2049	350,000	275,495
4.91%, 4/2/2030	555,000	540,981
5.65%, 3/16/2052	160,000	142,912
5.83%, 2/20/2031	270,000	273,688
6.00%, 2/20/2034 (a)	445,000	449,824
6.34%, 8/2/2030 (a)	100,000	104,430
6.42%, 8/2/2033 (a)	250,000	261,175
7.08%, 8/2/2043	175,000	184,770
7.08%, 8/2/2053	221,000	235,215
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	184,632
4.45%, 3/16/2028	184,000	178,108
Bunge Ltd. Finance Corp.:
1.63%, 8/17/2025	450,000	430,524
2.75%, 5/14/2031	335,000	286,901
Philip Morris International, Inc.:
0.88%, 5/1/2026	178,000	164,431
1.75%, 11/1/2030 (a)	200,000	162,994
2.10%, 5/1/2030	450,000	381,496
2.75%, 2/25/2026	317,000	303,800
3.13%, 8/17/2027	1,000	945
3.38%, 8/11/2025	150,000	146,606
3.38%, 8/15/2029	350,000	323,519
3.88%, 8/21/2042	556,000	433,747
4.13%, 3/4/2043	275,000	220,990
4.25%, 11/10/2044	400,000	323,640
4.38%, 11/15/2041	50,000	42,110
4.50%, 3/20/2042	850,000	726,656
4.75%, 2/12/2027	70,000	69,444
4.88%, 2/13/2026	231,000	229,277
4.88%, 2/15/2028	200,000	198,342
4.88%, 2/13/2029	250,000	247,182
4.88%, 11/15/2043	415,000	366,524
5.00%, 11/17/2025 (a)	50,000	49,750
5.13%, 11/17/2027 (a)	410,000	409,918
5.13%, 2/15/2030	400,000	398,568
5.13%, 2/13/2031	350,000	345,520
5.25%, 2/13/2034	250,000	245,285
5.38%, 2/15/2033	568,000	564,172
5.50%, 9/7/2030	200,000	202,724
5.63%, 9/7/2033	185,000	186,693
Reynolds American, Inc.:
5.70%, 8/15/2035	150,000	146,510
7.25%, 6/15/2037	50,000	53,956
		19,708,378
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	87,359	74,540
Series 2019-1, Class AA, 3.15%, 8/15/2033	78,300	69,634
Series 2016-2, Class AA, 3.20%, 12/15/2029	215,160	199,036

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2015-1, Class A, 3.38%, 11/1/2028	$180,376	$169,725
Series 2016-1, Class AA, 3.58%, 7/15/2029	64,315	60,569
Series 2017-1, Class AA, 3.65%, 8/15/2030	198,750	186,036
Series 2014-1, Class A, 3.70%, 4/1/2028	126,281	120,558
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	714,391	648,045
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	63,418	54,686
Series 2020-1, Class A, 4.00%, 5/15/2034	171,926	160,086
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	40,000	34,646
5.13%, 6/15/2027	294,000	292,586
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	4,848	4,167
Series 2016-2, Class AA, 2.88%, 4/7/2030	10,663	9,620
Series 2016-1, Class AA, 3.10%, 1/7/2030	131,404	121,240
Series 2018-1, Class AA, 3.50%, 9/1/2031	216,756	200,100
Series 2014-2, Class A, 3.75%, 3/3/2028	19,994	19,187
Series 2014-1, Class A, 4.00%, 10/11/2027	127,096	123,105
Series 2019-1, Class AA, 4.15%, 2/25/2033	7,038	6,559
Series 2013-1, Class A, 4.30%, 2/15/2027	155,327	152,451
Series 2020-1, Class B, 4.88%, 7/15/2027	138,600	136,686
Series 2023-1, Class A, 5.80%, 7/15/2037	1,120,000	1,137,248
Series 2020-1, Class A, 5.88%, 4/15/2029	187,326	187,830
		4,168,340
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	600,000	565,578
2.85%, 3/27/2030 (a)	180,000	161,993
3.25%, 3/27/2040	280,000	218,375
3.38%, 3/27/2050	150,000	108,011
3.63%, 5/1/2043	15,000	11,853
3.88%, 11/1/2045 (a)	213,000	170,920
PVH Corp. 4.63%, 7/10/2025	201,000	198,737
Security Description	Principal Amount	Value
Ralph Lauren Corp. 2.95%, 6/15/2030	$50,000	$44,635
Tapestry, Inc.:
3.05%, 3/15/2032	201,000	162,002
4.13%, 7/15/2027	54,000	51,757
7.00%, 11/27/2026	207,000	212,746
7.35%, 11/27/2028	475,000	492,836
7.85%, 11/27/2033 (a)	500,000	526,035
VF Corp.:
2.80%, 4/23/2027	56,000	51,135
2.95%, 4/23/2030 (a)	644,000	534,668
		3,511,281
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
Series MTN, 1.20%, 7/8/2025	175,000	167,678
Series MTN, 1.30%, 9/9/2026	200,000	184,170
Series MTN, 2.00%, 3/24/2028 (a)	170,000	152,876
Series MTN, 2.35%, 1/8/2027	50,000	46,756
Series GMTN, 3.50%, 2/15/2028 (a)	325,000	309,023
4.60%, 4/17/2030 (a)	350,000	342,937
4.90%, 3/12/2027	600,000	597,852
4.90%, 3/13/2029 (a)	600,000	597,510
Series GMTN, 4.90%, 1/10/2034 (a)	160,000	155,250
Series GMTN, 4.95%, 1/9/2026	95,000	94,523
Series GMTN, 5.13%, 7/7/2028	58,000	58,269
Series GMTN, 5.25%, 7/7/2026	161,000	161,330
5.65%, 11/15/2028	416,000	426,200
Series GMTN, 5.80%, 10/3/2025	450,000	452,286
Series GMTN, 5.85%, 10/4/2030 (a)	220,000	229,504
Cummins, Inc.:
0.75%, 9/1/2025	200,000	189,932
4.90%, 2/20/2029 (a)	110,000	109,833
5.15%, 2/20/2034 (a)	65,000	65,092
5.45%, 2/20/2054	265,000	259,734
Ford Motor Co.:
3.25%, 2/12/2032	1,300,000	1,075,594
4.75%, 1/15/2043	427,000	345,708
5.29%, 12/8/2046 (a)	250,000	218,555
7.40%, 11/1/2046	200,000	215,950
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	200,000	187,886
2.90%, 2/10/2029	200,000	176,398
3.38%, 11/13/2025	100,000	96,778
3.63%, 6/17/2031	340,000	292,842

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.82%, 11/2/2027	$150,000	$140,676
4.13%, 8/17/2027	125,000	118,806
Series GMTN, 4.39%, 1/8/2026	2,100,000	2,055,291
4.54%, 8/1/2026	500,000	486,845
4.95%, 5/28/2027	200,000	195,344
5.11%, 5/3/2029	1,531,000	1,480,048
5.80%, 3/5/2027	450,000	450,099
5.80%, 3/8/2029	250,000	249,287
5.85%, 5/17/2027	200,000	200,184
6.05%, 3/5/2031	250,000	250,175
6.80%, 5/12/2028	250,000	257,695
6.80%, 11/7/2028	205,000	211,941
6.95%, 3/6/2026	24,000	24,396
7.12%, 11/7/2033	490,000	517,577
7.35%, 11/4/2027	1,125,000	1,172,891
7.35%, 3/6/2030	154,000	162,960
General Motors Co.:
5.20%, 4/1/2045	294,000	257,970
5.40%, 10/15/2029 (a)	214,000	212,872
5.40%, 4/1/2048 (a)	310,000	277,655
5.60%, 10/15/2032	338,000	338,068
6.13%, 10/1/2025	104,000	104,529
6.25%, 10/2/2043	411,000	409,344
6.60%, 4/1/2036	330,000	345,754
6.75%, 4/1/2046	216,000	225,880
6.80%, 10/1/2027	205,000	212,835
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	200,000	187,294
1.50%, 6/10/2026	200,000	185,240
2.35%, 1/8/2031	100,000	82,026
2.40%, 10/15/2028	227,000	200,666
2.70%, 6/10/2031	325,000	269,012
3.10%, 1/12/2032 (a)	427,000	358,791
3.60%, 6/21/2030 (a)	500,000	449,050
4.00%, 10/6/2026	2,450,000	2,372,335
5.00%, 4/9/2027	350,000	346,482
5.25%, 3/1/2026 (a)	250,000	248,592
5.35%, 7/15/2027	165,000	164,569
5.40%, 5/8/2027	345,000	344,810
5.55%, 7/15/2029	85,000	85,022
5.60%, 6/18/2031	100,000	99,220
5.75%, 2/8/2031 (a)	75,000	75,193
5.80%, 6/23/2028	150,000	151,734
5.80%, 1/7/2029	869,000	877,143
5.85%, 4/6/2030 (a)	125,000	126,499
5.95%, 4/4/2034 (a)	90,000	90,059
6.00%, 1/9/2028	251,000	255,295
6.10%, 1/7/2034 (a)	1,350,000	1,364,823
6.40%, 1/9/2033	200,000	207,488
Honda Motor Co. Ltd. 2.53%, 3/10/2027	100,000	93,695
Security Description	Principal Amount	Value
PACCAR Financial Corp.:
Series MTN, 4.45%, 3/30/2026	$225,000	$222,856
Series MTN, 4.95%, 10/3/2025	90,000	89,657
5.00%, 5/13/2027	400,000	401,108
Series MTN, 5.05%, 8/10/2026	250,000	249,827
Series DMTN, 5.20%, 11/9/2026	100,000	100,273
Toyota Motor Corp. 1.34%, 3/25/2026 (a)	175,000	164,042
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	164,000	155,021
Series MTN, 1.13%, 6/18/2026	300,000	277,830
Series MTN, 1.15%, 8/13/2027	50,000	44,588
Series MTN, 1.65%, 1/10/2031	153,000	124,227
1.90%, 9/12/2031	105,000	85,215
Series MTN, 2.15%, 2/13/2030 (a)	250,000	215,765
Series MTN, 3.05%, 3/22/2027	375,000	356,194
Series MTN, 3.20%, 1/11/2027	272,000	260,285
Series MTN, 3.38%, 4/1/2030	305,000	280,615
3.65%, 1/8/2029	460,000	436,747
Series MTN, 3.65%, 8/18/2025	90,000	88,375
4.45%, 5/18/2026	483,000	476,991
Series MTN, 4.55%, 9/20/2027 (a)	150,000	148,121
Series MTN, 4.55%, 5/17/2030	409,000	399,630
4.63%, 1/12/2028	65,000	64,393
Series MTN, 4.65%, 1/5/2029	200,000	197,552
4.70%, 1/12/2033	70,000	68,048
Series MTN, 4.80%, 1/5/2026	200,000	198,976
Series B, 5.00%, 3/19/2027	90,000	89,972
Series MTN, 5.00%, 8/14/2026 (a)	200,000	199,514
5.05%, 5/16/2029	500,000	501,680
5.10%, 3/21/2031	200,000	199,956
5.20%, 5/15/2026	500,000	500,720
5.40%, 11/20/2026	333,000	335,304
5.45%, 11/10/2027	200,000	202,870
5.55%, 11/20/2030	500,000	513,620
		33,854,598

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	$412,000	$251,390
5.40%, 3/15/2049 (a)	247,000	221,097
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	200,000	148,816
Lear Corp. 3.50%, 5/30/2030 (a)	384,000	346,295
Magna International, Inc.:
5.05%, 3/14/2029 (a)	210,000	209,690
5.50%, 3/21/2033 (a)	316,000	321,394
		1,498,682
BANKS — 21.4%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	68,000	66,651
4.75%, 1/18/2027	515,000	512,482
5.00%, 3/18/2026	285,000	284,228
5.09%, 12/8/2025	150,000	149,769
5.67%, 10/3/2025	250,000	251,278
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	751,000	711,332
5.38%, 3/13/2029	250,000	250,870
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	250,000	249,298
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	600,000	550,122
2.75%, 12/3/2030	250,000	208,110
3.80%, 2/23/2028	375,000	353,497
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	750,000	722,715
4.25%, 4/11/2027	300,000	290,247
4.38%, 4/12/2028	1,150,000	1,108,347
5.18%, 11/19/2025	175,000	173,255
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	198,646
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	400,000	399,332
5.59%, 8/8/2028	200,000	202,006
6.35%, 3/14/2034 (a)	615,000	616,673
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	400,000	409,236
6.92%, 8/8/2033	600,000	627,144
6.94%, 11/7/2033	600,000	655,254
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	324,000	305,707
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	457,000	428,497
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,172,000	1,086,022
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	51,000	41,980
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	$415,000	$368,229
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	400,000	327,580
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	979,000	781,712
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	2,635,000	2,276,851
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	830,000	688,435
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	1,239,000	1,070,880
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	550,000	384,532
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,000,000	845,610
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	730,000	649,890
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	320,000	208,717
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	150,000	126,984
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	601,000	545,444
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	586,000	440,525
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	1,000,000	940,110
Series GMTN, 3.50%, 4/19/2026	250,000	242,458
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	1,360,000	1,315,229
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	1,735,000	1,651,199
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	425,000	407,133
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	900,000	867,708
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	4,000	3,517
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,005,000	960,770
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	100,000	94,707
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	155,000	131,628

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	$23,000	$18,372
Series L, 4.18%, 11/25/2027	350,000	337,848
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (a) (c)	640,000	566,029
Series MTN, 4.25%, 10/22/2026	475,000	462,982
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	769,000	642,077
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	345,000	336,727
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	1,019,000	868,881
Series MTN, 4.45%, 3/3/2026	2,225,000	2,187,286
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	375,000	353,692
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (c)	150,000	148,538
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	200,000	198,362
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (c)	840,000	820,655
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	2,796,000	2,778,385
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,037,000	1,035,165
SOFR + 1.91%, 5.29%, 4/25/2034 (a) (c)	790,000	781,744
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (c)	614,000	613,220
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	1,499,000	1,530,194
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	725,000	745,633
Series MTN, 5.88%, 2/7/2042	830,000	863,316
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	400,000	404,116
6.11%, 1/29/2037 (a)	817,000	848,977
7.75%, 5/14/2038	827,000	981,723
Bank of America NA:
5.53%, 8/18/2026	742,000	747,083
5.65%, 8/18/2025	200,000	200,618
6.00%, 10/15/2036	105,000	110,331
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	392,000	320,291
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	50,000	47,033
5.20%, 2/1/2028	25,000	25,035
5.27%, 12/11/2026	895,000	893,559
5.30%, 6/5/2026	500,000	499,590
Security Description	Principal Amount	Value
5.37%, 6/4/2027	$800,000	$803,616
5.51%, 6/4/2031	500,000	505,305
5.72%, 9/25/2028	250,000	255,065
5.92%, 9/25/2025	5,000	5,024
Bank of New York Mellon Corp.:
Series MTN, 2.05%, 1/26/2027	225,000	209,423
Series MTN, 2.80%, 5/4/2026 (a)	50,000	47,977
Series MTN, 3.30%, 8/23/2029	180,000	164,578
Series MTN, 3.40%, 1/29/2028	350,000	332,164
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	245,000	234,340
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (c)	200,000	193,468
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	100,000	98,024
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	80,000	78,154
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	430,000	427,364
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	100,000	97,435
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,000,000	993,700
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	245,000	249,667
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	600,000	621,912
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	340,000	355,317
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	1,208,000	1,302,695
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	200,000	186,206
1.30%, 9/15/2026	470,000	430,816
1.35%, 6/24/2026	100,000	92,541
2.45%, 2/2/2032 (a)	50,000	41,240
2.95%, 3/11/2027	102,000	96,239
4.50%, 12/16/2025	75,000	73,825
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	200,000	180,256
4.75%, 2/2/2026	40,000	39,593
4.85%, 2/1/2030 (a)	810,000	796,343
5.35%, 12/7/2026	500,000	500,515
Series GMTN, 5.40%, 6/4/2027	125,000	125,613
Series GMTN, 5.45%, 8/1/2029	145,000	146,393
5.65%, 2/1/2034 (a)	420,000	426,699

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	$350,000	$279,416
BankUnited, Inc. 4.88%, 11/17/2025 (a)	400,000	392,704
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	284,000	241,085
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	250,000	207,540
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	341,000	293,021
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (a) (c)	400,000	308,560
4.95%, 1/10/2047 (a)	300,000	267,543
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	195,712
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	440,000	420,869
5.20%, 5/12/2026	620,000	612,802
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (c)	100,000	99,342
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	715,000	713,284
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	200,000	200,270
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	505,000	506,454
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	225,000	224,496
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	450,000	450,468
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	100,000	101,340
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	600,000	614,958
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	400,000	413,852
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	300,000	304,956
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	211,968
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	1,116,000	1,186,308
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	310,000	315,521
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	549,000	577,861
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	921,000	1,013,045
BPCE SA Series MTN, 3.38%, 12/2/2026	100,000	95,775
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	$150,000	$141,588
3.95%, 8/4/2025	400,000	393,288
5.00%, 4/28/2028	195,000	193,522
5.24%, 6/28/2027	250,000	249,623
5.26%, 4/8/2029 (a)	650,000	648,713
5.99%, 10/3/2028 (a)	200,000	205,554
6.09%, 10/3/2033 (a)	725,000	750,832
Citibank NA:
5.44%, 4/30/2026	325,000	326,154
5.49%, 12/4/2026	585,000	587,890
5.57%, 4/30/2034	250,000	254,143
5.80%, 9/29/2028	620,000	636,833
5.86%, 9/29/2025	300,000	301,503
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	437,000	407,721
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	637,000	590,524
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	100,000	82,253
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	615,000	512,473
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	1,123,000	963,467
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	600,000	521,958
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	1,000	697
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	400,000	356,264
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,065,000	903,131
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	166,000	156,677
3.20%, 10/21/2026	1,162,000	1,107,572
3.40%, 5/1/2026	440,000	424,886
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	315,000	297,729
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	188,000	179,187
3.70%, 1/12/2026	591,000	575,675
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	361,000	321,785
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	452,000	436,528
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	950,000	896,315
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	857,000	821,323
4.13%, 7/25/2028	269,000	258,038

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (a) (c)	$175,000	$145,322
4.30%, 11/20/2026	411,000	401,226
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,113,000	1,060,767
4.60%, 3/9/2026	650,000	639,658
4.65%, 7/23/2048	287,000	250,198
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	491,915
4.75%, 5/18/2046	453,000	388,375
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	225,000	216,320
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	650,000	626,463
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	750,000	744,277
5.50%, 9/13/2025	200,000	199,778
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	1,627,000	1,626,398
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	175,000	173,462
5.88%, 1/30/2042	350,000	359,086
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	915,000	930,692
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	1,835,000	1,923,630
6.63%, 6/15/2032	178,000	189,905
6.68%, 9/13/2043 (a)	450,000	489,636
8.13%, 7/15/2039	280,000	349,768
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (a) (c)	220,000	212,384
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (a)	50,000	44,004
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (a) (c)	107,000	99,301
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	550,000	548,163
SOFR + 2.33%, 6.65%, 4/25/2035 (a) (c)	190,000	196,544
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	490,000	440,877
Comerica, Inc.:
4.00%, 2/1/2029 (a)	575,000	527,338
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	300,000	295,653
Commonwealth Bank of Australia 5.50%, 9/12/2025 (a)	250,000	250,828
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	1,250,000	1,203,512
4.38%, 8/4/2025	80,000	78,762
4.80%, 1/9/2029 (a)	250,000	247,700
4.85%, 1/9/2026	240,000	238,646
5.04%, 3/5/2027	320,000	319,478
Security Description	Principal Amount	Value
5.25%, 5/24/2041	$200,000	$197,652
5.50%, 10/5/2026	267,000	268,685
Series MTN, 5.50%, 7/18/2025	440,000	440,585
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	671,000	636,839
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	471,000	434,620
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	250,000	231,078
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (c)	150,000	125,879
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	245,000	215,443
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,650,000	1,358,923
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	230,000	216,129
5.41%, 5/10/2029	150,000	149,786
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	175,000	174,669
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	307,000	316,729
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	150,000	155,949
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	100,000	101,790
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	530,000	542,863
Discover Bank:
3.45%, 7/27/2026	625,000	596,944
4.65%, 9/13/2028	255,000	244,512
Fifth Third Bancorp:
2.55%, 5/5/2027	150,000	138,953
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (c)	325,000	310,947
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	214,000	205,821
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	545,000	540,035
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	155,000	158,935
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	206,000	210,483
8.25%, 3/1/2038	400,000	472,856
Fifth Third Bank NA 3.95%, 7/28/2025	125,000	122,794
First Horizon Bank 5.75%, 5/1/2030 (a)	115,000	109,575
FNB Corp. 5.15%, 8/25/2025	53,000	52,120
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	1,200,000	1,195,692

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	$335,000	$334,605
Goldman Sachs Capital I 6.35%, 2/15/2034	260,000	268,549
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	441,000	412,286
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	282,000	263,109
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	769,000	706,134
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	995,000	918,793
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	628,000	510,187
SOFR + 1.25%, 2.38%, 7/21/2032 (a) (c)	781,000	641,834
2.60%, 2/7/2030	628,000	550,247
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	520,000	437,107
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	110,000	102,590
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	804,000	668,631
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	425,000	298,452
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,013,000	866,459
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	414,000	306,695
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	400,000	301,740
3.50%, 11/16/2026	228,000	218,841
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	522,000	499,016
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	327,000	312,766
3.75%, 2/25/2026	665,000	648,062
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	675,000	640,318
3.85%, 1/26/2027	450,000	434,898
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	11,000	9,357
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,291,000	1,242,717
4.25%, 10/21/2025	350,000	343,889
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	50,000	49,021
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	1,035,000	914,402
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	100,000	97,683
Security Description	Principal Amount	Value
Series MTN, 4.80%, 7/8/2044	$684,000	$617,194
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	575,000	585,160
SOFR + 1.08%, 5.80%, 8/10/2026 (c)	395,000	395,217
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	275,000	281,743
5.95%, 1/15/2027	214,000	217,582
6.13%, 2/15/2033 (a)	1,025,000	1,085,567
6.25%, 2/1/2041	252,000	267,669
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,300,000	1,357,577
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (c)	1,500,000	1,613,280
6.75%, 10/1/2037	905,000	977,192
HSBC Bank USA NA 7.00%, 1/15/2039	200,000	224,222
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	541,000	485,813
SOFR + 1.29%, 2.21%, 8/17/2029 (a) (c)	985,000	865,707
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,000,000	837,380
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	320,000	276,365
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (c)	613,000	510,004
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	750,000	700,552
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	928,000	894,091
4.25%, 8/18/2025	55,000	54,014
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	500,000	491,185
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	350,000	338,293
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	808,000	794,773
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	300,000	277,149
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	323,000	320,742
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (c)	550,000	543,136
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	650,000	651,209
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	300,000	301,164
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (c)	550,000	552,970

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	$260,000	$260,663
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	699,000	703,865
6.10%, 1/14/2042 (a)	811,000	862,677
SOFR + 1.97%, 6.16%, 3/9/2029 (a) (c)	50,000	51,137
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	1,085,000	1,129,767
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	725,000	757,958
6.50%, 9/15/2037 (a)	200,000	205,010
SOFR + 2.98%, 6.55%, 6/20/2034 (a) (c)	1,275,000	1,316,297
6.80%, 6/1/2038	185,000	195,689
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	100,000	102,161
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	508,000	537,261
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	850,000	922,063
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	100,000	113,040
HSBC USA, Inc. 5.29%, 3/4/2027	350,000	351,050
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	100,000	76,065
2.55%, 2/4/2030 (a)	100,000	85,529
SOFR + 1.97%, 4.44%, 8/4/2028 (a) (c)	25,000	24,220
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	500,000	492,335
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	100,000	102,071
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	95,000	92,471
5.65%, 1/10/2030	200,000	199,912
ING Groep NV:
3.95%, 3/29/2027	280,000	270,522
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	400,000	385,696
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	1,000,000	923,300
4.55%, 10/2/2028	200,000	194,740
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (c)	710,000	707,295
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	517,000	510,853
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	50,000	50,538
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	250,000	257,635
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	$2,625,000	$2,445,896
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	1,764,000	1,657,490
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	93,000	85,397
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	300,000	280,110
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (a) (c)	850,000	690,225
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	352,000	286,542
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	904,000	804,054
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	328,000	301,101
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	568,000	490,922
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	100,000	83,376
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,668,000	1,475,663
2.95%, 10/1/2026	100,000	95,266
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	448,000	422,012
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	1,025,000	898,300
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	811,000	691,345
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	540,000	404,023
SOFR + 2.44%, 3.11%, 4/22/2051 (a) (c)	525,000	357,745
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	150,000	111,341
3.20%, 6/15/2026	100,000	96,303
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	378,000	266,505
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (a) (c)	559,000	528,613
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	600,000	572,574
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	611,000	570,955
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	1,424,000	1,371,981

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	$325,000	$278,879
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	628,000	494,927
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	357,000	348,757
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,120,000	890,210
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	150,000	143,550
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	763,000	613,986
4.13%, 12/15/2026	300,000	292,212
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	695,000	668,889
4.25%, 10/1/2027	100,000	97,486
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	280,000	234,651
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	300,000	291,111
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	775,000	747,239
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	350,000	339,759
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	510,000	485,239
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	95,000	93,980
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	877,000	851,944
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	99,185
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	489,000	486,491
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	250,000	250,873
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	250,000	248,700
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	802,000	798,495
5.40%, 1/6/2042	575,000	571,544
5.50%, 10/15/2040	100,000	100,412
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	245,000	246,994
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	150,000	152,376
5.60%, 7/15/2041	190,000	193,357
Security Description	Principal Amount	Value
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	$2,844,000	$2,900,169
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	200,000	205,308
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	1,308,000	1,330,563
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	1,349,000	1,393,490
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	585,000	620,433
7.63%, 10/15/2026	125,000	131,695
7.75%, 7/15/2025	500,000	512,505
8.00%, 4/29/2027	115,000	123,485
8.75%, 9/1/2030	50,000	58,431
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,600,000	1,599,248
KeyBank NA:
3.40%, 5/20/2026	200,000	189,962
3.90%, 4/13/2029	191,000	171,640
4.15%, 8/8/2025 (a)	300,000	294,213
5.00%, 1/26/2033	450,000	414,810
5.85%, 11/15/2027 (a)	150,000	149,480
KeyCorp:
Series MTN, 2.25%, 4/6/2027	150,000	136,287
Series MTN, 2.55%, 10/1/2029 (a)	253,000	214,653
Series MTN, 4.15%, 10/29/2025	85,000	83,093
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	150,000	136,701
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	350,000	354,977
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	618,000	573,980
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	375,000	260,858
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	311,000	292,561
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	325,000	310,811
4.34%, 1/9/2048 (a)	300,000	234,132
4.38%, 3/22/2028	110,000	106,519
4.65%, 3/24/2026	300,000	294,402
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (a) (c)	300,000	296,604
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	840,000	802,368
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	650,000	648,771
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	440,000	438,055
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	200,000	201,602

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (c)	$450,000	$456,021
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	475,000	477,717
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	400,000	449,240
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (a) (c)	150,000	138,783
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (c)	575,000	573,102
SOFR + 2.80%, 7.41%, 10/30/2029 (c)	385,000	405,039
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026 (a)	640,000	628,128
4.70%, 1/27/2028	200,000	192,744
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	600,000	574,896
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	730,000	675,367
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (a) (c)	725,000	667,457
2.05%, 7/17/2030	100,000	83,485
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	1,000	822
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	802,000	745,242
2.76%, 9/13/2026	464,000	439,635
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	2,258,000	1,907,807
3.20%, 7/18/2029	934,000	851,304
3.75%, 7/18/2039 (a)	85,000	70,992
3.85%, 3/1/2026	332,000	324,032
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (a) (c)	424,000	421,121
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (a) (c)	400,000	394,064
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	400,000	399,040
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	70,000	70,102
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	400,000	398,336
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	30,000	30,285
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	64,000	59,219
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (a) (c)	163,000	133,350
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (a) (c)	325,000	263,835
2.84%, 9/13/2026	100,000	94,722
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (a) (c)	$60,000	$53,010
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	250,000	225,150
3.17%, 9/11/2027	85,000	79,750
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (c)	260,000	248,979
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	339,000	338,546
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	970,000	979,972
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (c)	165,000	167,199
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	266,000	269,668
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (c)	420,000	425,825
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	800,000	810,888
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	1,160,000	1,085,157
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	2,250,000	2,080,687
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	275,000	256,330
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	550,000	442,057
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	387,000	316,589
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	705,000	657,215
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	756,000	598,306
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	359,000	296,994
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,289,000	1,129,950
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	407,000	255,999
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	466,000	396,151
Series MTN, 3.13%, 7/27/2026	1,460,000	1,396,008
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	384,000	287,831
3.59%, 7/22/2028 (c)	364,000	346,098
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	690,000	632,778
3.63%, 1/20/2027	100,000	96,407

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	$368,000	$350,369
Series GMTN, 3.88%, 1/27/2026	100,000	97,753
3.97%, 7/22/2038 (c)	300,000	253,953
Series GMTN, 4.00%, 7/23/2025	350,000	344,754
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	1,333,000	1,296,023
4.30%, 1/27/2045	300,000	255,213
Series GMTN, 4.35%, 9/8/2026	100,000	97,797
Series MTN, 4.38%, 1/22/2047	879,000	752,538
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	1,215,000	1,174,577
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	950,000	849,091
SOFR + 1.67%, 4.68%, 7/17/2026 (c)	483,000	478,281
5.00%, 11/24/2025	200,000	198,538
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	230,000	228,735
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	285,000	283,880
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	550,000	548,091
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	200,000	199,398
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	798,000	785,854
SOFR + 2.62%, 5.30%, 4/20/2037 (a) (c)	400,000	383,100
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	440,000	437,659
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	200,000	201,188
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	275,000	274,365
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (c)	200,000	202,320
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	155,000	156,496
SOFR + 1.26%, 5.66%, 4/18/2030 (a) (c)	335,000	340,591
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	325,000	333,531
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a) (c)	775,000	767,661
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	134,232
SOFR + 1.77%, 6.14%, 10/16/2026 (c)	100,000	100,670
Security Description	Principal Amount	Value
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	$150,000	$154,662
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (c)	1,177,000	1,249,597
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	490,000	511,178
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	825,000	891,049
7.25%, 4/1/2032	400,000	453,772
Morgan Stanley Bank NA:
4.75%, 4/21/2026 (a)	725,000	718,627
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	525,000	521,068
5.48%, 7/16/2025	395,000	395,624
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	1,000,000	1,006,900
5.88%, 10/30/2026	875,000	885,456
National Australia Bank Ltd.:
4.90%, 6/13/2028 (a)	900,000	898,875
4.94%, 1/12/2028	79,000	78,998
4.97%, 1/12/2026	450,000	447,885
5.09%, 6/11/2027 (a)	675,000	676,343
National Bank of Canada:
5.60%, 12/18/2028	495,000	499,821
SOFR + 1.04%, 5.60%, 7/2/2027 (c) (d)	250,000	249,908
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	114,000	105,557
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	755,000	706,401
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (a) (c)	1,200,000	1,147,116
4.80%, 4/5/2026	200,000	197,530
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	300,000	293,355
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	719,000	706,734
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	200,000	200,000
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	250,000	251,020
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (a) (c)	220,000	220,513
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (a) (c)	500,000	511,830
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	100,000	84,932
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (a) (c)	1,081,000	1,021,156
PNC Bank NA:
2.70%, 10/22/2029 (a)	349,000	304,202
4.05%, 7/26/2028	305,000	289,787

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.20%, 11/1/2025	$50,000	$49,030
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030 (a)	986,000	864,406
2.60%, 7/23/2026	150,000	142,043
3.15%, 5/19/2027 (a)	273,000	259,181
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (c)	215,000	199,243
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	70,000	69,161
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (c)	665,000	642,437
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	75,000	74,888
SOFR + 1.62%, 5.35%, 12/2/2028 (a) (c)	135,000	135,116
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	150,000	150,870
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	900,000	909,747
SOFR + 1.90%, 5.68%, 1/22/2035 (a) (c)	250,000	251,283
SOFR + 1.95%, 5.94%, 8/18/2034 (a) (c)	333,000	341,192
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	275,000	283,462
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	176,000	180,242
SOFR + 2.28%, 6.88%, 10/20/2034 (a) (c)	1,044,000	1,137,490
Regions Financial Corp. SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	500,000	499,575
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	325,000	304,086
Series GMTN, 1.15%, 7/14/2026	100,000	92,184
1.20%, 4/27/2026	405,000	376,322
Series GMTN, 1.40%, 11/2/2026	615,000	563,094
Series GMTN, 2.30%, 11/3/2031 (a)	50,000	41,394
3.63%, 5/4/2027 (a)	378,000	362,812
Series GMTN, 4.65%, 1/27/2026	450,000	443,830
Series GMTN, 4.88%, 1/12/2026	127,000	126,086
Series GMTN, 4.88%, 1/19/2027	235,000	233,489
Series GMTN, 4.90%, 1/12/2028	75,000	74,448
Series GMTN, 4.95%, 2/1/2029 (a)	300,000	298,725
Series GMTN, 5.00%, 2/1/2033	213,000	209,924
Security Description	Principal Amount	Value
Series GMTN, 5.00%, 5/2/2033 (a)	$200,000	$197,198
Series GMTN, 5.15%, 2/1/2034 (a)	375,000	372,390
Series GMTN, 5.20%, 8/1/2028 (a)	320,000	322,134
Series MTN, 6.00%, 11/1/2027	270,000	276,745
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (a) (c)	100,000	92,148
3.24%, 10/5/2026	300,000	284,301
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	500,000	504,280
SOFR + 2.14%, 6.34%, 5/31/2035 (c)	250,000	249,490
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (c)	180,000	183,235
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	150,000	153,516
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	550,000	595,743
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	323,000	298,526
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	50,000	46,145
SOFR + 1.48%, 2.90%, 3/15/2032 (a) (c)	24,000	20,187
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	150,000	141,687
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	600,000	616,068
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	200,000	202,584
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	458,000	428,047
1.40%, 9/17/2026	380,000	348,920
1.47%, 7/8/2025	704,000	675,932
1.90%, 9/17/2028	1,140,000	998,663
2.13%, 7/8/2030	300,000	250,779
2.17%, 1/14/2027	40,000	37,110
2.63%, 7/14/2026	100,000	94,739
2.72%, 9/27/2029	910,000	805,678
2.75%, 1/15/2030	1,407,000	1,234,347
3.78%, 3/9/2026	500,000	486,865
5.52%, 1/13/2028 (a)	184,000	185,926
5.71%, 1/13/2030	620,000	632,065
5.72%, 9/14/2028	345,000	351,603
5.77%, 1/13/2033 (a)	1,212,000	1,245,451
5.78%, 7/13/2033	169,000	173,860
5.81%, 9/14/2033 (a)	110,000	114,060
5.85%, 7/13/2030	208,000	213,393
5.88%, 7/13/2026	130,000	131,173

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
6.18%, 7/13/2043 (a)	$143,000	$156,024
Synchrony Bank 5.63%, 8/23/2027	210,000	207,854
Synovus Bank 5.63%, 2/15/2028 (a)	100,000	96,917
Synovus Financial Corp. 5.20%, 8/11/2025	75,000	73,946
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	360,000	340,708
Series MTN, 0.75%, 1/6/2026	100,000	93,475
Series MTN, 1.20%, 6/3/2026	215,000	199,139
Series MTN, 2.00%, 9/10/2031 (a)	191,000	155,487
Series GMTN, 2.45%, 1/12/2032	200,000	164,630
Series MTN, 2.80%, 3/10/2027	200,000	187,854
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	1,545,000	1,470,423
4.11%, 6/8/2027	225,000	218,333
4.46%, 6/8/2032 (a)	725,000	683,218
Series GMTN, 4.98%, 4/5/2027 (a)	300,000	298,473
Series GMTN, 4.99%, 4/5/2029	300,000	297,297
5.10%, 1/9/2026	150,000	149,430
5.26%, 12/11/2026	345,000	344,627
Series MTN, 5.52%, 7/17/2028	200,000	202,376
Series MTN, 5.53%, 7/17/2026	200,000	200,602
Truist Bank:
2.25%, 3/11/2030	300,000	250,161
3.30%, 5/15/2026	14,000	13,414
3.63%, 9/16/2025	50,000	48,697
3.80%, 10/30/2026	50,000	48,075
Truist Financial Corp.:
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	300,000	278,826
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (c)	1,000,000	875,860
Series MTN, 1.95%, 6/5/2030	236,000	195,278
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	200,000	192,856
Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (c)	100,000	98,364
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	250,000	245,218
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	943,000	873,906
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (a) (c)	531,000	529,338
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	$415,000	$413,269
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	200,000	201,692
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	200,000	200,468
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (a) (c)	241,000	242,692
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	100,000	102,231
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	462,000	490,547
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	409,000	329,515
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	711,000	560,232
Series DMTN, 3.00%, 7/30/2029	433,000	387,444
Series X, 3.15%, 4/27/2027	25,000	23,789
Series MTN, 3.90%, 4/26/2028	100,000	95,835
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	300,000	293,331
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (c)	400,000	391,608
SOFR + 1.60%, 4.84%, 2/1/2034 (a) (c)	75,000	71,068
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	175,000	165,849
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	446,000	447,003
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	360,000	361,685
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	338,000	338,683
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	225,000	228,436
SOFR + 2.26%, 5.84%, 6/12/2034 (a) (c)	225,000	228,134
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	1,366,000	1,387,678
UBS AG:
1.25%, 8/7/2026	370,000	339,938
5.00%, 7/9/2027	405,000	401,711
5.65%, 9/11/2028	150,000	152,673
5.80%, 9/11/2025	300,000	301,014
7.50%, 2/15/2028	320,000	342,378
UBS Group AG:
4.55%, 4/17/2026	1,070,000	1,051,682
4.88%, 5/15/2045	208,000	186,736
Wachovia Corp. 5.50%, 8/1/2035	50,000	49,303
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	1,001,000	887,477

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 4/22/2026	$411,000	$394,137
3.00%, 10/23/2026	350,000	332,518
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,166,000	855,238
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	2,250,000	2,154,780
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	1,094,000	1,043,293
Series MTN, 3.55%, 9/29/2025	2,450,000	2,391,910
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	700,000	666,631
3.90%, 5/1/2045	498,000	393,056
Series MTN, 4.10%, 6/3/2026	300,000	292,362
Series MTN, 4.40%, 6/14/2046	702,000	566,668
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	391,000	374,562
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (c)	425,000	419,687
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	480,000	410,669
Series MTN, 4.65%, 11/4/2044	400,000	337,896
Series MTN, 4.75%, 12/7/2046	148,000	125,300
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	257,000	253,271
Series GMTN, 4.90%, 11/17/2045	417,000	362,986
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	667,000	642,088
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,140,000	1,039,292
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	480,000	477,936
5.38%, 11/2/2043	1,433,000	1,343,180
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	916,000	906,016
SOFR + 1.78%, 5.50%, 1/23/2035 (a) (c)	764,000	762,159
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	966,000	965,865
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	800,000	807,448
5.61%, 1/15/2044	565,000	542,462
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	450,000	454,050
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	828,000	858,860
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,005,000	1,072,023
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
4.81%, 1/15/2026	$400,000	$397,352
5.45%, 8/7/2026	615,000	616,894
5.55%, 8/1/2025	500,000	500,750
6.60%, 1/15/2038	1,423,000	1,560,988
Westpac Banking Corp.:
1.15%, 6/3/2026	441,000	409,640
1.95%, 11/20/2028	515,000	455,013
2.15%, 6/3/2031 (a)	586,000	490,189
2.65%, 1/16/2030 (a)	150,000	133,581
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	550,000	454,272
2.70%, 8/19/2026 (a)	100,000	95,163
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	660,000	541,926
3.13%, 11/18/2041 (a)	150,000	105,231
3.35%, 3/8/2027 (a)	545,000	522,797
3.40%, 1/25/2028	88,000	83,671
3.74%, 8/26/2025	113,000	111,062
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	100,000	92,422
5.05%, 4/16/2029	420,000	421,050
5.20%, 4/16/2026	265,000	265,114
5.46%, 11/18/2027	150,000	152,208
5.51%, 11/17/2025	493,000	495,238
6.82%, 11/17/2033 (a)	100,000	107,446
Zions Bancorp NA 3.25%, 10/29/2029	200,000	166,982
		313,716,784
BEVERAGES — 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	100,000	95,287
4.90%, 2/1/2046	1,924,000	1,771,812
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	332,000	295,689
4.70%, 2/1/2036	250,000	236,953
4.90%, 2/1/2046	835,000	763,891
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	436,000	405,018
4.00%, 4/13/2028 (a)	200,000	194,370
4.35%, 6/1/2040	1,000,000	882,060
4.44%, 10/6/2048	591,000	505,896
4.60%, 4/15/2048	894,000	790,761
4.75%, 1/23/2029	200,000	198,830
4.75%, 4/15/2058	100,000	88,550
4.95%, 1/15/2042	349,000	327,184
5.00%, 6/15/2034 (a)	500,000	496,200
5.45%, 1/23/2039	200,000	202,754
5.55%, 1/23/2049	890,000	896,630
5.80%, 1/23/2059 (a)	871,000	906,746
8.00%, 11/15/2039	136,000	171,972

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
8.20%, 1/15/2039	$393,000	$499,711
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	235,000	230,025
Coca-Cola Co.:
1.00%, 3/15/2028	236,000	207,109
1.38%, 3/15/2031 (a)	221,000	177,445
1.45%, 6/1/2027 (a)	158,000	144,388
1.65%, 6/1/2030	315,000	264,096
2.00%, 3/5/2031 (a)	500,000	418,830
2.13%, 9/6/2029 (a)	225,000	198,095
2.25%, 1/5/2032 (a)	255,000	214,804
2.50%, 6/1/2040	250,000	175,378
2.60%, 6/1/2050	296,000	183,940
2.75%, 6/1/2060	100,000	60,559
2.88%, 5/5/2041	145,000	106,517
2.90%, 5/25/2027	50,000	47,426
3.00%, 3/5/2051	518,000	349,577
3.38%, 3/25/2027	250,000	241,430
3.45%, 3/25/2030	300,000	280,527
5.00%, 5/13/2034 (a)	500,000	501,645
5.30%, 5/13/2054 (a)	200,000	198,654
5.40%, 5/13/2064	500,000	495,535
Coca-Cola Consolidated, Inc.:
3.80%, 11/25/2025	100,000	97,768
5.25%, 6/1/2029	75,000	75,312
5.45%, 6/1/2034	75,000	75,669
Constellation Brands, Inc.:
2.25%, 8/1/2031	500,000	410,385
3.60%, 2/15/2028	50,000	47,386
3.70%, 12/6/2026	379,000	366,019
4.35%, 5/9/2027	90,000	87,848
4.40%, 11/15/2025	138,000	136,140
4.75%, 12/1/2025	148,000	146,418
4.75%, 5/9/2032 (a)	50,000	48,076
4.80%, 1/15/2029	335,000	330,394
4.90%, 5/1/2033	400,000	386,080
Diageo Capital PLC:
1.38%, 9/29/2025	210,000	199,880
2.00%, 4/29/2030	153,000	130,433
2.38%, 10/24/2029	250,000	220,860
3.88%, 4/29/2043	107,000	87,700
5.20%, 10/24/2025	85,000	84,858
5.38%, 10/5/2026	350,000	351,862
5.50%, 1/24/2033 (a)	450,000	462,334
5.63%, 10/5/2033	350,000	363,373
Keurig Dr Pepper, Inc.:
3.40%, 11/15/2025	50,000	48,658
3.80%, 5/1/2050	130,000	96,742
4.05%, 4/15/2032 (a)	65,000	60,344
4.42%, 12/15/2046	100,000	83,932
4.50%, 4/15/2052 (a)	200,000	166,672
4.60%, 5/25/2028	40,000	39,194
5.05%, 3/15/2029	210,000	209,708
5.10%, 3/15/2027 (a)	225,000	225,063
Security Description	Principal Amount	Value
Series 10, 5.20%, 3/15/2031	$1,000,000	$997,840
5.30%, 3/15/2034	250,000	248,742
Molson Coors Beverage Co.:
3.00%, 7/15/2026	324,000	310,204
4.20%, 7/15/2046	553,000	441,559
5.00%, 5/1/2042 (a)	246,000	225,063
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	250,000	247,090
4.65%, 2/16/2027	425,000	421,676
4.70%, 2/16/2034 (a)	250,000	243,383
PepsiCo, Inc.:
1.63%, 5/1/2030 (a)	200,000	167,422
1.95%, 10/21/2031 (a)	250,000	205,873
2.63%, 3/19/2027 (a)	203,000	191,291
2.63%, 7/29/2029	60,000	54,272
2.75%, 3/19/2030 (a)	552,000	494,344
2.75%, 10/21/2051 (a)	175,000	110,985
2.85%, 2/24/2026	150,000	144,927
2.88%, 10/15/2049 (a)	420,000	278,582
3.38%, 7/29/2049	300,000	217,047
3.45%, 10/6/2046	2,712,000	2,041,187
3.60%, 2/18/2028	250,000	240,368
3.60%, 8/13/2042	100,000	79,451
3.63%, 3/19/2050	50,000	38,002
4.20%, 7/18/2052	100,000	83,378
4.55%, 2/13/2026 (a)	80,000	79,471
5.13%, 11/10/2026	300,000	301,344
5.25%, 11/10/2025	200,000	200,628
7.00%, 3/1/2029	200,000	218,460
		27,547,991
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.65%, 8/15/2028	190,000	166,206
2.20%, 2/21/2027	100,000	92,774
2.45%, 2/21/2030	275,000	239,847
2.60%, 8/19/2026	333,000	315,514
2.77%, 9/1/2053	141,000	84,263
3.00%, 2/22/2029	182,000	167,325
3.15%, 2/21/2040	238,000	177,876
3.35%, 2/22/2032 (a)	13,000	11,534
3.38%, 2/21/2050 (a)	199,000	139,794
4.05%, 8/18/2029 (a)	195,000	186,510
4.20%, 3/1/2033	100,000	92,629
4.20%, 2/22/2052	209,000	165,143
4.40%, 5/1/2045	388,000	326,335
4.66%, 6/15/2051 (a)	489,000	417,254
4.88%, 3/1/2053 (a)	600,000	528,462
5.15%, 3/2/2028	175,000	174,986
5.15%, 11/15/2041	128,000	119,373
5.25%, 3/2/2030	540,000	543,974
5.25%, 3/2/2033	986,000	983,091
5.51%, 3/2/2026	85,000	84,998
5.60%, 3/2/2043	198,000	195,103

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.65%, 3/2/2053	$2,148,000	$2,116,575
5.75%, 3/2/2063	1,258,000	1,233,381
6.38%, 6/1/2037	240,000	256,812
6.40%, 2/1/2039	500,000	535,490
Biogen, Inc.:
2.25%, 5/1/2030	535,000	455,269
3.15%, 5/1/2050 (a)	561,000	361,598
4.05%, 9/15/2025	206,000	202,395
5.20%, 9/15/2045	76,000	69,438
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	150,000	142,044
3.70%, 3/15/2032 (a)	314,000	277,783
Gilead Sciences, Inc.:
1.65%, 10/1/2030	200,000	164,702
2.60%, 10/1/2040	250,000	171,943
2.80%, 10/1/2050	100,000	62,640
3.65%, 3/1/2026	1,473,000	1,432,581
4.50%, 2/1/2045	364,000	314,405
4.75%, 3/1/2046	850,000	756,415
4.80%, 4/1/2044	257,000	231,529
5.25%, 10/15/2033 (a)	400,000	402,660
5.55%, 10/15/2053	445,000	444,199
5.65%, 12/1/2041	360,000	361,825
Illumina, Inc.:
2.55%, 3/23/2031	40,000	33,040
5.75%, 12/13/2027	148,000	149,353
5.80%, 12/12/2025	226,000	226,228
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	641,000	527,569
Royalty Pharma PLC:
1.20%, 9/2/2025	322,000	305,803
2.15%, 9/2/2031 (a)	112,000	89,964
2.20%, 9/2/2030	160,000	133,414
3.30%, 9/2/2040	269,000	194,253
3.55%, 9/2/2050 (a)	376,000	252,578
5.15%, 9/2/2029	195,000	193,354
5.40%, 9/2/2034	250,000	243,355
5.90%, 9/2/2054 (a)	210,000	202,163
		17,757,749
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	100,000	95,252
2.70%, 5/15/2040	250,000	178,570
2.80%, 5/15/2050	200,000	128,402
4.60%, 2/8/2029 (a)	250,000	247,420
4.75%, 2/8/2031 (a)	250,000	247,402
4.80%, 3/3/2033	150,000	147,717
4.85%, 2/8/2034 (a)	250,000	245,380
Albemarle Corp.:
5.05%, 6/1/2032 (a)	145,000	139,300
5.45%, 12/1/2044	100,000	90,720
5.65%, 6/1/2052 (a)	200,000	177,370
Cabot Corp. 5.00%, 6/30/2032	61,000	59,393
Security Description	Principal Amount	Value
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (a)	$310,000	$314,625
6.38%, 7/15/2032 (a)	440,000	452,426
6.55%, 11/15/2030	125,000	130,667
6.70%, 11/15/2033	1,050,000	1,103,329
CF Industries, Inc.:
4.95%, 6/1/2043	439,000	382,685
5.38%, 3/15/2044	335,000	307,299
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	156,000	131,563
4.38%, 11/15/2042	715,000	590,940
4.63%, 10/1/2044	126,000	107,506
5.15%, 2/15/2034 (a)	250,000	244,750
5.25%, 11/15/2041	210,000	194,930
5.55%, 11/30/2048	215,000	204,160
5.60%, 2/15/2054 (a)	210,000	202,117
6.30%, 3/15/2033 (a)	60,000	63,300
6.90%, 5/15/2053	267,000	296,754
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	98,656
4.73%, 11/15/2028	21,000	20,915
5.32%, 11/15/2038	186,000	191,173
5.42%, 11/15/2048 (a)	352,000	364,637
Eastman Chemical Co.:
4.65%, 10/15/2044	570,000	477,352
4.80%, 9/1/2042	450,000	391,612
5.63%, 2/20/2034	200,000	198,712
Ecolab, Inc.:
1.30%, 1/30/2031	36,000	28,646
1.65%, 2/1/2027	100,000	92,006
2.13%, 2/1/2032 (a)	286,000	234,786
2.70%, 11/1/2026	50,000	47,349
2.70%, 12/15/2051	100,000	61,680
2.75%, 8/18/2055	150,000	90,135
3.95%, 12/1/2047	750,000	606,675
5.25%, 1/15/2028	150,000	151,483
EIDP, Inc.:
1.70%, 7/15/2025	265,000	255,015
4.50%, 5/15/2026	180,000	177,547
4.80%, 5/15/2033 (a)	200,000	192,884
FMC Corp.:
3.20%, 10/1/2026	150,000	142,251
3.45%, 10/1/2029	100,000	89,977
5.15%, 5/18/2026	125,000	124,165
5.65%, 5/18/2033	100,000	98,503
6.38%, 5/18/2053 (a)	150,000	148,744
Huntsman International LLC 2.95%, 6/15/2031	861,000	704,685
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	120,000	92,399
5.00%, 9/26/2048	240,000	206,218
Linde, Inc.:
1.10%, 8/10/2030	150,000	120,776
2.00%, 8/10/2050	300,000	163,611

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.70%, 12/5/2025	$89,000	$88,462
LYB International Finance BV 5.25%, 7/15/2043	224,000	203,226
LYB International Finance II BV 3.50%, 3/2/2027 (a)	75,000	71,844
LYB International Finance III LLC:
1.25%, 10/1/2025	690,000	653,161
3.38%, 10/1/2040	82,000	59,946
3.63%, 4/1/2051 (a)	176,000	120,954
3.80%, 10/1/2060	235,000	158,874
4.20%, 10/15/2049 (a)	200,000	153,426
4.20%, 5/1/2050	435,000	330,687
5.50%, 3/1/2034	250,000	247,345
5.63%, 5/15/2033	50,000	50,620
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	204,000	165,479
Mosaic Co.:
4.05%, 11/15/2027	50,000	47,981
4.88%, 11/15/2041	99,000	86,849
5.38%, 11/15/2028	500,000	501,865
5.45%, 11/15/2033 (a)	87,000	86,196
Nutrien Ltd.:
2.95%, 5/13/2030	519,000	459,107
4.00%, 12/15/2026	50,000	48,369
4.20%, 4/1/2029	200,000	191,318
4.90%, 3/27/2028	95,000	93,894
5.00%, 4/1/2049	150,000	132,054
5.20%, 6/21/2027	300,000	299,694
5.40%, 6/21/2034	250,000	246,260
5.63%, 12/1/2040	120,000	116,200
5.80%, 3/27/2053	125,000	123,266
5.95%, 11/7/2025	50,000	50,288
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	46,573
3.75%, 3/15/2028	100,000	95,591
RPM International, Inc.:
3.75%, 3/15/2027	102,000	97,844
4.55%, 3/1/2029	100,000	96,656
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	128,632
2.90%, 3/15/2052	100,000	62,494
2.95%, 8/15/2029	425,000	383,069
3.45%, 8/1/2025	160,000	156,398
3.45%, 6/1/2027	242,000	230,614
4.25%, 8/8/2025	35,000	34,532
4.50%, 6/1/2047	95,000	80,200
Westlake Corp.:
3.13%, 8/15/2051	190,000	119,445
3.38%, 8/15/2061	196,000	118,703
5.00%, 8/15/2046 (a)	86,000	75,284
		18,569,969
COAL — 0.0% (e)
Teck Resources Ltd.:
5.40%, 2/1/2043	130,000	117,874
Security Description	Principal Amount	Value
6.00%, 8/15/2040	$183,000	$180,088
		297,962
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 1.25%, 9/1/2030 (a)	568,000	459,688
Block Financial LLC:
2.50%, 7/15/2028	309,000	276,960
5.25%, 10/1/2025	100,000	99,214
California Endowment Series 2021, 2.50%, 4/1/2051	100,000	61,441
California Institute of Technology:
3.65%, 9/1/2119	100,000	66,533
4.70%, 11/1/2111	103,000	87,992
Cintas Corp. No. 2 4.00%, 5/1/2032	10,000	9,381
Claremont Mckenna College 3.78%, 1/1/2122	350,000	232,932
Cornell University 4.84%, 6/15/2034 (a)	100,000	99,426
Duke University:
Series 2020, 2.68%, 10/1/2044	87,000	63,531
Series 2020, 2.83%, 10/1/2055	75,000	48,644
Emory University Series 2020, 2.14%, 9/1/2030	100,000	85,235
Equifax, Inc.:
2.35%, 9/15/2031	200,000	164,124
2.60%, 12/15/2025	376,000	360,253
5.10%, 6/1/2028	400,000	398,320
Ford Foundation Series 2020, 2.82%, 6/1/2070	230,000	133,782
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	44,654
Series 2015, 4.87%, 9/15/2045	50,000	47,561
Georgetown University:
Series B, 4.32%, 4/1/2049 (a)	25,000	21,641
Series A, 5.22%, 10/1/2118	33,000	30,359
Global Payments, Inc.:
1.20%, 3/1/2026	250,000	232,738
2.90%, 11/15/2031 (a)	50,000	41,825
3.20%, 8/15/2029	386,000	347,041
4.15%, 8/15/2049 (a)	250,000	188,085
5.30%, 8/15/2029 (a)	325,000	322,744
5.40%, 8/15/2032	860,000	843,101
5.95%, 8/15/2052 (a)	275,000	265,020
GXO Logistics, Inc.:
1.65%, 7/15/2026	249,000	229,590

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.65%, 7/15/2031	$307,000	$249,425
6.50%, 5/6/2034	105,000	106,641
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	50,000	31,574
Series A, 4.71%, 7/1/2032	215,000	211,169
Leland Stanford Junior University:
1.29%, 6/1/2027	450,000	406,921
2.41%, 6/1/2050	150,000	93,732
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	25,000	15,001
3.89%, 7/1/2116	175,000	128,842
3.96%, 7/1/2038	250,000	227,920
4.68%, 7/1/2114	205,000	181,642
Moody's Corp.:
2.00%, 8/19/2031 (a)	160,000	129,955
2.75%, 8/19/2041	52,000	35,920
4.25%, 2/1/2029 (a)	100,000	97,202
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	400,000	344,692
2.65%, 10/1/2026	281,000	265,947
2.85%, 10/1/2029	385,000	347,285
4.40%, 6/1/2032 (a)	100,000	95,234
5.15%, 6/1/2034	250,000	246,885
5.25%, 6/1/2062	100,000	91,256
5.50%, 6/1/2054	250,000	242,273
President & Fellows of Harvard College:
2.52%, 10/15/2050	75,000	47,336
3.30%, 7/15/2056	90,000	64,583
4.61%, 2/15/2035	225,000	220,221
Quanta Services, Inc. 2.90%, 10/1/2030 (a)	203,000	178,754
RELX Capital, Inc. 3.00%, 5/22/2030	100,000	89,719
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	405,000	251,096
S&P Global, Inc.:
1.25%, 8/15/2030	200,000	161,576
2.30%, 8/15/2060	50,000	25,446
2.45%, 3/1/2027	200,000	186,990
2.50%, 12/1/2029 (a)	168,000	148,532
2.70%, 3/1/2029	100,000	90,589
2.90%, 3/1/2032	400,000	345,732
2.95%, 1/22/2027	100,000	94,837
3.25%, 12/1/2049	300,000	210,555
3.70%, 3/1/2052	468,000	353,143
3.90%, 3/1/2062	100,000	74,223
4.25%, 5/1/2029 (a)	128,000	124,234
5.25%, 9/15/2033 (b)	65,000	65,580
Thomas Jefferson University 3.85%, 11/1/2057	150,000	112,155
Security Description	Principal Amount	Value
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	$445,000	$364,971
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	116,000	79,056
4.67%, 9/1/2112	50,000	43,917
UL Solutions, Inc. 6.50%, 10/20/2028 (b)	35,000	36,420
University of Chicago:
Series C, 2.55%, 4/1/2050	75,000	49,110
Series 20B, 2.76%, 4/1/2045	50,000	38,136
University of Miami Series 2022, 4.06%, 4/1/2052	125,000	100,610
University of Southern California:
2.81%, 10/1/2050	38,000	25,168
3.03%, 10/1/2039	300,000	240,033
5.25%, 10/1/2111 (a)	50,000	48,736
Verisk Analytics, Inc.:
4.13%, 3/15/2029	50,000	48,082
5.25%, 6/5/2034	180,000	177,179
5.75%, 4/1/2033	195,000	200,573
Washington University 4.35%, 4/15/2122	100,000	80,913
Yale University Series 2020, 1.48%, 4/15/2030	20,000	16,707
		13,206,243
COMPUTERS — 1.7%
Amdocs Ltd. 2.54%, 6/15/2030	350,000	298,161
Apple, Inc.:
0.70%, 2/8/2026 (a)	500,000	467,090
1.20%, 2/8/2028	150,000	132,659
1.25%, 8/20/2030 (a)	250,000	204,720
1.65%, 5/11/2030 (a)	706,000	594,699
1.65%, 2/8/2031	200,000	165,392
2.05%, 9/11/2026	850,000	799,187
2.20%, 9/11/2029	704,000	624,448
2.40%, 8/20/2050	414,000	250,495
2.45%, 8/4/2026	1,358,000	1,289,896
2.65%, 5/11/2050	800,000	510,864
2.65%, 2/8/2051	715,000	451,801
2.70%, 8/5/2051	431,000	273,504
2.80%, 2/8/2061	490,000	299,238
2.90%, 9/12/2027	250,000	236,175
2.95%, 9/11/2049	260,000	177,575
3.20%, 5/11/2027	303,000	290,444
3.25%, 2/23/2026 (a)	811,000	788,714
3.25%, 8/8/2029	100,000	93,626
3.35%, 2/9/2027	513,000	494,753
3.45%, 2/9/2045	179,000	138,913

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.75%, 9/12/2047	$50,000	$39,891
3.75%, 11/13/2047	418,000	332,561
3.85%, 5/4/2043	651,000	544,920
3.85%, 8/4/2046	739,000	603,135
3.95%, 8/8/2052 (a)	819,000	664,848
4.10%, 8/8/2062	233,000	188,460
4.25%, 2/9/2047	200,000	174,858
4.38%, 5/13/2045	465,000	413,659
4.65%, 2/23/2046	950,000	876,650
Dell International LLC/EMC Corp.:
5.75%, 2/1/2033 (a)	150,000	154,203
5.85%, 7/15/2025	259,000	259,448
6.02%, 6/15/2026	427,000	431,496
6.20%, 7/15/2030	708,000	742,890
8.10%, 7/15/2036	204,000	243,050
8.35%, 7/15/2046	132,000	167,050
Dell, Inc. 6.50%, 4/15/2038	50,000	52,389
DXC Technology Co. 2.38%, 9/15/2028 (a)	662,000	577,145
Fortinet, Inc.:
1.00%, 3/15/2026	40,000	37,132
2.20%, 3/15/2031	50,000	41,169
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	592,000	587,465
6.10%, 4/1/2026	50,000	50,005
6.20%, 10/15/2035	12,000	12,632
6.35%, 10/15/2045 (a)	618,000	649,147
HP, Inc.:
2.65%, 6/17/2031	384,000	325,236
3.40%, 6/17/2030	1,000	910
4.00%, 4/15/2029	300,000	285,681
5.50%, 1/15/2033 (a)	270,000	271,831
6.00%, 9/15/2041 (a)	698,000	712,986
International Business Machines Corp.:
1.70%, 5/15/2027	175,000	159,572
1.95%, 5/15/2030 (a)	575,000	486,139
2.20%, 2/9/2027	294,000	273,526
2.95%, 5/15/2050	1,173,000	745,723
3.30%, 5/15/2026 (a)	151,000	145,910
3.30%, 1/27/2027	350,000	335,688
3.43%, 2/9/2052	264,000	182,440
3.45%, 2/19/2026	500,000	485,940
3.50%, 5/15/2029	197,000	184,160
4.15%, 7/27/2027	200,000	195,110
4.15%, 5/15/2039	390,000	335,435
4.25%, 5/15/2049	370,000	300,754
4.40%, 7/27/2032	785,000	746,354
4.75%, 2/6/2033 (a)	220,000	214,025
5.10%, 2/6/2053	250,000	233,318
5.88%, 11/29/2032 (a)	198,000	208,488
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	23,049
Security Description	Principal Amount	Value
2.70%, 10/15/2028 (a)	$235,000	$208,847
3.15%, 10/15/2031	230,000	192,781
4.10%, 10/15/2041	315,000	238,685
Leidos, Inc.:
4.38%, 5/15/2030	64,000	60,481
5.75%, 3/15/2033	244,000	246,023
NetApp, Inc. 2.70%, 6/22/2030	212,000	184,137
Western Digital Corp.:
2.85%, 2/1/2029	300,000	259,965
3.10%, 2/1/2032	210,000	170,793
		24,840,544
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.49%, 2/15/2027	255,000	238,769
2.70%, 2/15/2031	100,000	86,019
2.72%, 2/15/2030 (a)	946,000	835,507
3.38%, 4/5/2040	644,000	498,707
3.58%, 4/5/2050	70,000	50,836
5.90%, 3/15/2034	265,000	276,755
6.20%, 3/15/2054 (a)	150,000	160,929
CRH America Finance, Inc. 5.40%, 5/21/2034	250,000	247,537
CRH SMW Finance DAC 5.20%, 5/21/2029	350,000	350,014
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	224,000	203,063
4.50%, 3/25/2052	70,000	55,061
5.88%, 6/1/2033	265,000	268,464
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	97,553
4.50%, 2/15/2047	227,000	189,307
4.95%, 7/2/2064 (f)	50,000	43,187
6.00%, 1/15/2036	51,000	52,969
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/2029	500,000	505,695
Lafarge SA 7.13%, 7/15/2036 (a)	100,000	110,860
Lennox International, Inc.:
1.35%, 8/1/2025	124,000	118,339
5.50%, 9/15/2028	100,000	101,090
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	100,000	82,769
Series CB, 2.50%, 3/15/2030	50,000	43,413
3.50%, 12/15/2027	25,000	23,756
4.25%, 12/15/2047	100,000	81,255
Masco Corp.:
1.50%, 2/15/2028	40,000	35,063
2.00%, 10/1/2030	753,000	619,787
4.50%, 5/15/2047	320,000	264,797

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	$135,000	$123,706
5.85%, 9/18/2028	83,000	84,682
Owens Corning:
3.40%, 8/15/2026	175,000	167,727
3.95%, 8/15/2029	200,000	188,946
4.30%, 7/15/2047 (a)	100,000	80,344
4.40%, 1/30/2048	200,000	161,306
5.50%, 6/15/2027	70,000	70,630
5.70%, 6/15/2034	110,000	111,050
5.95%, 6/15/2054	115,000	115,781
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034 (a)	400,000	398,472
5.25%, 3/3/2033	275,000	276,774
Vulcan Materials Co. 3.50%, 6/1/2030	701,000	640,062
		8,060,981
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc.:
4.90%, 3/22/2033	630,000	622,912
5.05%, 3/22/2028	460,000	462,415
5.05%, 3/22/2053	561,000	528,877
5.10%, 3/22/2043	76,000	73,325
5.35%, 3/22/2026	150,000	150,379
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	150,000	150,092
5.00%, 12/8/2033 (a)	200,000	200,050
		2,188,050
DISTRIBUTION & WHOLESALE — 0.0% (e)
LKQ Corp. 5.75%, 6/15/2028	200,000	201,960
WW Grainger, Inc. 3.75%, 5/15/2046	400,000	310,968
		512,928
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	145,000	136,651
2.45%, 10/29/2026	283,000	264,031
3.30%, 1/30/2032 (a)	1,000,000	859,340
3.40%, 10/29/2033	1,109,000	930,983
3.65%, 7/21/2027 (a)	125,000	118,735
3.85%, 10/29/2041	500,000	391,950
3.88%, 1/23/2028	158,000	149,801
4.63%, 10/15/2027	375,000	365,606
5.10%, 1/19/2029	268,000	265,778
5.30%, 1/19/2034	250,000	245,070
5.75%, 6/6/2028 (a)	150,000	151,679
6.10%, 1/15/2027	220,000	223,421
6.15%, 9/30/2030	300,000	310,209
6.50%, 7/15/2025	600,000	605,172
Security Description	Principal Amount	Value
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	$450,000	$431,730
Series MTN, 2.88%, 1/15/2032 (a)	548,000	458,534
Series MTN, 3.00%, 2/1/2030	275,000	243,501
3.13%, 12/1/2030	274,000	239,506
3.25%, 10/1/2029	117,000	105,898
4.63%, 10/1/2028	100,000	96,984
5.10%, 3/1/2029 (a)	600,000	593,664
Series MTN, 5.20%, 7/15/2031	250,000	244,272
Series MTN, 5.30%, 6/25/2026 (a)	200,000	199,350
Aircastle Ltd. 4.25%, 6/15/2026	30,000	29,243
Ally Financial, Inc.:
4.75%, 6/9/2027	178,000	173,644
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	701,000	720,866
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	525,000	545,202
7.10%, 11/15/2027	175,000	182,255
8.00%, 11/1/2031	445,000	491,543
American Express Co.:
1.65%, 11/4/2026	199,000	183,134
2.55%, 3/4/2027	618,000	577,663
3.13%, 5/20/2026 (a)	103,000	99,114
3.95%, 8/1/2025	600,000	590,070
4.20%, 11/6/2025 (a)	50,000	49,274
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	100,000	94,372
4.90%, 2/13/2026	120,000	119,234
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	405,000	390,955
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	80,000	79,654
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	150,000	150,242
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	786,000	786,896
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	252,857
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	110,000	110,233
SOFR + 0.75%, 5.65%, 4/23/2027 (c)	250,000	250,945
5.85%, 11/5/2027	300,000	307,236
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	125,000	127,233
SOFR + 1.33%, 6.34%, 10/30/2026 (c)	200,000	201,934
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,196,000	1,274,553
Ameriprise Financial, Inc.:
5.15%, 5/15/2033 (a)	60,000	60,067

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.70%, 12/15/2028	$150,000	$153,537
Apollo Global Management, Inc.:
5.80%, 5/21/2054	165,000	162,505
6.38%, 11/15/2033	135,000	142,638
BGC Group, Inc.:
6.60%, 6/10/2029 (b)	300,000	298,467
8.00%, 5/25/2028	145,000	152,897
BlackRock Funding, Inc.:
4.70%, 3/14/2029 (a)	115,000	114,458
5.00%, 3/14/2034	145,000	143,918
5.25%, 3/14/2054	509,000	491,765
BlackRock, Inc.:
1.90%, 1/28/2031	316,000	261,973
2.10%, 2/25/2032	700,000	570,213
3.25%, 4/30/2029	451,000	420,427
4.75%, 5/25/2033	135,000	132,296
Blue Owl Finance LLC 6.25%, 4/18/2034 (b)	155,000	155,535
Brookfield Capital Finance LLC 6.09%, 6/14/2033	309,000	317,720
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032 (a)	275,000	220,533
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	400,000	338,568
3.90%, 1/25/2028	200,000	190,788
4.35%, 4/15/2030	425,000	402,641
4.85%, 3/29/2029	136,000	133,604
5.68%, 1/15/2035	250,000	247,285
5.97%, 3/4/2054 (a)	375,000	370,916
6.35%, 1/5/2034 (a)	235,000	246,437
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	26,000	23,842
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	889,000	695,447
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	560,000	505,025
3.75%, 7/28/2026	700,000	675,801
3.75%, 3/9/2027	360,000	345,690
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	486,000	479,682
SOFR + 2.16%, 4.99%, 7/24/2026 (c)	400,000	396,504
SOFR + 2.08%, 5.47%, 2/1/2029 (a) (c)	100,000	99,583
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (c)	249,000	250,003
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	100,000	98,971
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	120,000	120,701
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	165,000	168,848
Security Description	Principal Amount	Value
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	$715,000	$734,191
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	240,000	247,915
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	630,000	692,956
Charles Schwab Corp.:
0.90%, 3/11/2026	165,000	153,104
1.15%, 5/13/2026	150,000	138,776
2.30%, 5/13/2031	330,000	277,075
2.45%, 3/3/2027 (a)	290,000	270,457
2.90%, 3/3/2032 (a)	400,000	342,004
3.20%, 3/2/2027 (a)	254,000	241,737
3.20%, 1/25/2028	25,000	23,464
3.25%, 5/22/2029	100,000	92,143
3.30%, 4/1/2027	350,000	333,917
3.45%, 2/13/2026	140,000	135,890
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	265,000	268,416
SOFR + 2.50%, 5.85%, 5/19/2034 (a) (c)	525,000	535,017
5.88%, 8/24/2026 (a)	135,000	136,528
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	400,000	416,584
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	754,000	783,708
CI Financial Corp. 3.20%, 12/17/2030 (a)	200,000	157,718
CME Group, Inc.:
2.65%, 3/15/2032	62,000	53,158
4.15%, 6/15/2048	200,000	168,508
5.30%, 9/15/2043	276,000	275,787
Credit Suisse USA LLC 7.13%, 7/15/2032	805,000	884,623
Discover Financial Services:
6.70%, 11/29/2032 (a)	500,000	521,205
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	450,000	506,047
Eaton Vance Corp. 3.50%, 4/6/2027	100,000	95,569
Enact Holdings, Inc. 6.25%, 5/28/2029	250,000	250,165
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032 (a)	130,000	100,809
2.10%, 6/15/2030	599,000	508,395
3.00%, 6/15/2050 (a)	240,000	155,808
3.00%, 9/15/2060	143,000	85,525
3.75%, 12/1/2025	200,000	195,556
3.75%, 9/21/2028 (a)	300,000	285,768
4.00%, 9/15/2027 (a)	100,000	96,735
4.25%, 9/21/2048	408,000	334,103
4.95%, 6/15/2052 (a)	305,000	277,791
5.20%, 6/15/2062	619,000	576,493
5.25%, 6/15/2031	1,044,000	1,051,840

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Invesco Finance PLC:
3.75%, 1/15/2026	$125,000	$121,780
5.38%, 11/30/2043	30,000	28,482
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	144,000	116,387
4.15%, 1/23/2030	213,000	197,979
4.85%, 1/15/2027	160,000	157,896
5.88%, 7/21/2028	110,000	111,084
6.20%, 4/14/2034	300,000	304,026
6.25%, 1/15/2036	644,000	650,975
6.50%, 1/20/2043 (a)	50,000	52,187
Lazard Group LLC 6.00%, 3/15/2031	400,000	404,256
Legg Mason, Inc. 5.63%, 1/15/2044	104,000	101,093
LPL Holdings, Inc.:
5.70%, 5/20/2027	135,000	135,539
6.00%, 5/20/2034	200,000	199,538
6.75%, 11/17/2028	200,000	210,016
Mastercard, Inc.:
2.95%, 11/21/2026	101,000	96,391
2.95%, 6/1/2029 (a)	184,000	169,127
3.30%, 3/26/2027	175,000	167,967
3.35%, 3/26/2030	1,070,000	989,964
3.65%, 6/1/2049	698,000	533,070
3.85%, 3/26/2050	469,000	369,928
3.95%, 2/26/2048	55,000	44,556
4.85%, 3/9/2033	25,000	24,878
4.88%, 3/9/2028 (a)	145,000	145,767
4.88%, 5/9/2034	165,000	163,112
Nasdaq, Inc.:
3.85%, 6/30/2026 (a)	350,000	340,742
5.35%, 6/28/2028	115,000	115,973
5.55%, 2/15/2034	139,000	139,259
5.95%, 8/15/2053	397,000	401,300
6.10%, 6/28/2063	136,000	137,969
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	115,569
1.85%, 7/16/2025	546,000	524,657
2.33%, 1/22/2027	735,000	679,397
2.61%, 7/14/2031	256,000	210,614
2.68%, 7/16/2030	250,000	212,407
2.71%, 1/22/2029	70,000	62,196
3.00%, 1/22/2032	325,000	271,375
6.07%, 7/12/2028	170,000	173,917
6.18%, 1/18/2033 (a)	50,000	51,952
Radian Group, Inc. 6.20%, 5/15/2029	70,000	70,702
Raymond James Financial, Inc. 4.95%, 7/15/2046	250,000	224,842
Synchrony Financial:
2.88%, 10/28/2031	110,000	88,314
3.70%, 8/4/2026	301,000	287,139
4.50%, 7/23/2025	567,000	557,469
5.15%, 3/19/2029	1,000	960
Security Description	Principal Amount	Value
TPG Operating Group II LP 5.88%, 3/5/2034 (a)	$250,000	$251,172
Visa, Inc.:
1.10%, 2/15/2031	500,000	398,255
1.90%, 4/15/2027	483,000	445,722
2.00%, 8/15/2050	160,000	89,973
2.05%, 4/15/2030	75,000	64,432
2.70%, 4/15/2040	605,000	440,942
3.15%, 12/14/2025	1,013,000	985,446
3.65%, 9/15/2047	325,000	252,080
4.15%, 12/14/2035	45,000	41,982
4.30%, 12/14/2045	785,000	680,603
Voya Financial, Inc.:
3.65%, 6/15/2026	528,000	509,615
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	100,000	86,725
Western Union Co. 1.35%, 3/15/2026	777,000	724,436
		52,549,121
ELECTRIC — 8.4%
AEP Texas, Inc.:
3.80%, 10/1/2047	160,000	114,587
Series G, 4.15%, 5/1/2049	126,000	94,249
4.70%, 5/15/2032	100,000	94,288
5.40%, 6/1/2033	70,000	68,121
5.45%, 5/15/2029	200,000	201,070
5.70%, 5/15/2034 (a)	200,000	198,614
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	197,000	117,940
Series M, 3.65%, 4/1/2050	100,000	72,091
3.75%, 12/1/2047	200,000	148,056
4.25%, 9/15/2048	300,000	240,795
5.15%, 4/1/2034	250,000	244,555
5.40%, 3/15/2053	35,000	33,502
AES Corp.:
1.38%, 1/15/2026	200,000	187,374
2.45%, 1/15/2031	100,000	82,332
5.45%, 6/1/2028 (a)	50,000	49,906
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030 (a)	100,000	81,435
3.00%, 3/15/2052	100,000	64,887
3.13%, 7/15/2051	75,000	49,662
3.45%, 10/1/2049	100,000	70,963
Series B, 3.70%, 12/1/2047	152,000	113,147
3.75%, 9/1/2027	100,000	96,385
3.75%, 3/1/2045	193,000	147,842
3.94%, 9/1/2032	45,000	41,349
4.15%, 8/15/2044	100,000	82,112
4.30%, 1/2/2046	87,000	72,121
Series A, 4.30%, 7/15/2048	215,000	175,960
5.85%, 11/15/2033	65,000	67,652
6.00%, 3/1/2039	100,000	103,970

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (f)	$450,000	$447,853
Ameren Corp.:
1.75%, 3/15/2028	150,000	132,327
5.00%, 1/15/2029	500,000	494,890
5.70%, 12/1/2026	300,000	302,298
Ameren Illinois Co.:
4.15%, 3/15/2046	100,000	81,671
4.95%, 6/1/2033	200,000	195,232
5.55%, 7/1/2054	500,000	490,605
5.90%, 12/1/2052	90,000	92,812
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	850,000	778,846
5.20%, 1/15/2029	1,000,000	995,000
5.63%, 3/1/2033	283,000	282,349
5.70%, 8/15/2025	90,000	90,045
5.95%, 11/1/2032	225,000	230,411
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	300,000	251,871
Series Z, 3.70%, 5/1/2050	130,000	89,817
4.40%, 5/15/2044	210,000	167,385
Series Y, 4.50%, 3/1/2049	506,000	399,841
5.65%, 4/1/2034 (a)	200,000	198,126
7.00%, 4/1/2038	130,000	142,542
Arizona Public Service Co.:
3.75%, 5/15/2046	181,000	133,250
4.20%, 8/15/2048 (a)	40,000	31,074
4.25%, 3/1/2049	300,000	234,195
4.35%, 11/15/2045	80,000	65,038
4.50%, 4/1/2042	335,000	280,891
5.70%, 8/15/2034	55,000	54,903
6.35%, 12/15/2032	100,000	104,967
Avangrid, Inc. 3.80%, 6/1/2029 (a)	50,000	46,510
Avista Corp. 4.00%, 4/1/2052	100,000	74,989
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	633,000	420,932
3.75%, 8/15/2047	77,000	57,541
4.25%, 9/15/2048	44,000	35,390
4.55%, 6/1/2052	200,000	166,974
5.30%, 6/1/2034	200,000	198,772
5.40%, 6/1/2053 (a)	375,000	358,545
5.65%, 6/1/2054	200,000	197,658
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	109,000	102,294
3.80%, 7/15/2048	241,000	177,443
4.25%, 10/15/2050	435,000	341,231
4.45%, 1/15/2049	126,000	103,038
4.50%, 2/1/2045	40,000	34,834
4.60%, 5/1/2053	308,000	255,831
5.95%, 5/15/2037	100,000	103,383
Security Description	Principal Amount	Value
Black Hills Corp.:
2.50%, 6/15/2030	$132,000	$111,198
3.05%, 10/15/2029	170,000	151,213
3.95%, 1/15/2026	50,000	48,776
6.00%, 1/15/2035	130,000	130,815
6.15%, 5/15/2034	100,000	101,977
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	400,000	336,524
Series AA, 3.00%, 2/1/2027 (a)	100,000	95,410
Series AG, 3.00%, 3/1/2032	130,000	112,068
Series AF, 3.35%, 4/1/2051	126,000	87,452
Series AC, 4.25%, 2/1/2049	108,000	88,049
Series AI, 4.45%, 10/1/2032	100,000	94,618
Series AJ, 4.85%, 10/1/2052	234,000	207,862
4.95%, 4/1/2033	100,000	97,484
5.15%, 3/1/2034	170,000	168,572
CenterPoint Energy, Inc.:
3.70%, 9/1/2049 (a)	100,000	71,783
5.40%, 6/1/2029	500,000	501,885
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	100,000	96,251
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (c)	429,000	357,048
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	298,000	272,593
Commonwealth Edison Co.:
2.20%, 3/1/2030	250,000	213,905
Series 131, 2.75%, 9/1/2051	51,000	30,428
Series 130, 3.13%, 3/15/2051	108,000	70,422
Series 127, 3.20%, 11/15/2049	105,000	69,868
3.70%, 8/15/2028	50,000	47,515
Series 123, 3.75%, 8/15/2047	250,000	188,055
Series 133, 3.85%, 3/15/2052	50,000	37,015
4.00%, 3/1/2048	150,000	116,606
4.35%, 11/15/2045 (a)	400,000	335,416
4.90%, 2/1/2033	1,150,000	1,122,595
5.30%, 6/1/2034 (a)	55,000	55,008
5.65%, 6/1/2054	65,000	64,675
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	53,000	49,713
Series A, 2.05%, 7/1/2031	124,000	101,106
4.00%, 4/1/2048	58,000	46,231
4.30%, 4/15/2044	11,000	9,274
4.65%, 1/1/2029	500,000	493,930
5.25%, 1/15/2053	50,000	47,774

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	$1,500,000	$1,266,510
Series C, 3.00%, 12/1/2060	75,000	44,349
3.20%, 12/1/2051	100,000	65,814
3.60%, 6/15/2061 (a)	165,000	113,324
3.70%, 11/15/2059	774,000	537,891
3.85%, 6/15/2046	261,000	199,780
Series 20B, 3.95%, 4/1/2050	425,000	332,112
Series A, 4.13%, 5/15/2049	30,000	23,684
Series C, 4.30%, 12/1/2056	665,000	523,335
4.50%, 12/1/2045	175,000	147,492
Series E, 4.65%, 12/1/2048	144,000	122,579
5.38%, 5/15/2034 (a)	80,000	80,374
5.50%, 3/15/2034	250,000	254,055
Series 09-C, 5.50%, 12/1/2039	125,000	123,204
5.70%, 6/15/2040	130,000	129,628
5.70%, 5/15/2054	100,000	99,784
5.90%, 11/15/2053	225,000	230,359
6.15%, 11/15/2052	180,000	190,769
Constellation Energy Generation LLC:
5.60%, 6/15/2042	300,000	289,500
5.75%, 3/15/2054	665,000	644,644
6.13%, 1/15/2034	75,000	78,181
6.25%, 10/1/2039	639,000	659,883
6.50%, 10/1/2053	190,000	201,932
Consumers Energy Co.:
3.10%, 8/15/2050	25,000	17,231
3.75%, 2/15/2050	150,000	114,182
4.20%, 9/1/2052	240,000	194,076
4.60%, 5/30/2029 (a)	310,000	305,052
4.65%, 3/1/2028	50,000	49,543
4.90%, 2/15/2029	250,000	248,975
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	310,000	269,055
5.10%, 6/1/2065	100,000	88,778
6.25%, 10/15/2053	165,000	177,375
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	180,000	146,475
Series B, 3.30%, 4/15/2041	35,000	25,264
Series C, 3.38%, 4/1/2030	284,000	256,514
3.90%, 10/1/2025	25,000	24,480
Series C, 4.05%, 9/15/2042	89,000	69,675
4.25%, 6/1/2028	86,000	83,067
Series A, 4.60%, 3/15/2049	100,000	83,053
Series B, 4.85%, 8/15/2052	500,000	430,175
5.38%, 11/15/2032	400,000	396,704
Series B, 5.95%, 6/15/2035	121,000	122,800
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	500,000	510,970
7.00%, 6/15/2038	150,000	163,028
Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	$500,000	$521,185
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	38,000	34,040
2.95%, 3/1/2050	107,000	68,935
Series A, 3.00%, 3/1/2032	30,000	25,865
Series B, 3.65%, 3/1/2052	25,000	18,350
3.70%, 6/1/2046	391,000	298,263
3.75%, 8/15/2047	75,000	56,813
4.85%, 12/1/2026 (a)	120,000	119,894
5.20%, 4/1/2033	75,000	74,892
5.20%, 3/1/2034 (a)	115,000	114,623
5.40%, 4/1/2053 (a)	224,000	218,693
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	50,000	45,822
4.88%, 6/1/2028	231,000	227,295
5.10%, 3/1/2029 (a)	500,000	496,085
5.85%, 6/1/2034	750,000	760,920
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	515,000	450,228
2.55%, 4/15/2031	125,000	106,471
2.85%, 3/15/2032	120,000	102,779
3.20%, 8/15/2049	100,000	67,022
3.45%, 4/15/2051	1,010,000	704,707
3.55%, 3/15/2052	100,000	70,364
3.70%, 12/1/2047	70,000	51,351
3.88%, 3/15/2046	74,000	56,701
3.95%, 3/15/2048	616,000	474,240
4.00%, 9/30/2042	100,000	80,504
4.95%, 1/15/2033	215,000	211,493
5.35%, 1/15/2053	104,000	98,792
5.40%, 1/15/2054	450,000	431,235
6.45%, 10/15/2032	135,000	144,369
Duke Energy Corp.:
0.90%, 9/15/2025	125,000	118,339
2.55%, 6/15/2031	317,000	265,475
2.65%, 9/1/2026	118,000	111,589
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	1,059,000	950,918
3.50%, 6/15/2051	132,000	89,031
3.75%, 9/1/2046	328,000	238,892
4.20%, 6/15/2049	50,000	38,442
4.50%, 8/15/2032	245,000	229,163
4.80%, 12/15/2045	150,000	128,912
4.85%, 1/5/2027	85,000	84,335
4.85%, 1/5/2029 (a)	900,000	889,245
5.00%, 12/8/2025	170,000	169,201
5.00%, 12/8/2027	50,000	49,729
5.00%, 8/15/2052	200,000	173,856
5.45%, 6/15/2034 (a)	120,000	118,690
5.75%, 9/15/2033 (a)	200,000	203,236
5.80%, 6/15/2054	100,000	97,206
6.10%, 9/15/2053 (a)	150,000	152,343

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Duke Energy Florida LLC:
1.75%, 6/15/2030	$53,000	$43,962
2.40%, 12/15/2031	50,000	41,487
2.50%, 12/1/2029	70,000	61,727
3.40%, 10/1/2046	100,000	70,152
5.88%, 11/15/2033	180,000	186,986
5.95%, 11/15/2052	126,000	128,528
6.20%, 11/15/2053	25,000	26,510
6.35%, 9/15/2037	180,000	191,155
6.40%, 6/15/2038	265,000	284,043
Duke Energy Indiana LLC:
2.75%, 4/1/2050	120,000	72,287
3.75%, 5/15/2046	100,000	75,747
Series WWW, 4.90%, 7/15/2043	105,000	93,748
5.25%, 3/1/2034 (a)	35,000	34,900
5.40%, 4/1/2053 (a)	300,000	283,644
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	1,116,000	942,004
3.65%, 2/1/2029	150,000	141,507
4.30%, 2/1/2049	182,000	146,042
5.25%, 4/1/2033	200,000	198,228
5.55%, 3/15/2054	155,000	149,339
5.65%, 4/1/2053	60,000	57,923
Duke Energy Progress LLC:
2.00%, 8/15/2031	50,000	40,743
3.40%, 4/1/2032	100,000	88,313
3.60%, 9/15/2047	83,000	59,939
3.70%, 10/15/2046	50,000	37,001
4.15%, 12/1/2044	305,000	244,970
4.20%, 8/15/2045	152,000	122,553
5.10%, 3/15/2034	50,000	49,608
5.35%, 3/15/2053	500,000	469,115
Edison International:
4.13%, 3/15/2028	218,000	208,218
4.70%, 8/15/2025	70,000	69,171
5.25%, 11/15/2028	209,000	207,136
5.45%, 6/15/2029	150,000	149,952
5.75%, 6/15/2027 (a)	144,000	145,368
6.95%, 11/15/2029	81,000	86,067
El Paso Electric Co.:
5.00%, 12/1/2044	25,000	21,112
6.00%, 5/15/2035	125,000	125,454
Emera U.S. Finance LP:
2.64%, 6/15/2031	50,000	41,221
4.75%, 6/15/2046	394,000	324,065
Enel Americas SA 4.00%, 10/25/2026	114,000	109,567
Enel Chile SA 4.88%, 6/12/2028	200,000	193,378
Entergy Arkansas LLC:
3.35%, 6/15/2052	105,000	70,527
5.15%, 1/15/2033	15,000	14,810
5.45%, 6/1/2034	250,000	250,377
5.75%, 6/1/2054 (a)	250,000	247,960
Security Description	Principal Amount	Value
Entergy Corp.:
0.90%, 9/15/2025	$75,000	$70,977
2.40%, 6/15/2031	85,000	70,145
2.80%, 6/15/2030	221,000	192,864
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a) (c)	250,000	248,100
Entergy Louisiana LLC:
2.35%, 6/15/2032	50,000	40,648
2.40%, 10/1/2026	135,000	126,928
2.90%, 3/15/2051	462,000	279,866
3.05%, 6/1/2031 (a)	200,000	174,152
3.12%, 9/1/2027	267,000	251,936
3.25%, 4/1/2028 (a)	200,000	187,342
4.00%, 3/15/2033	15,000	13,502
4.20%, 9/1/2048	782,000	619,649
4.75%, 9/15/2052	71,000	61,081
5.70%, 3/15/2054	400,000	394,232
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	69,489
3.85%, 6/1/2049	215,000	158,326
5.85%, 6/1/2054	125,000	124,516
Entergy Texas, Inc.:
3.55%, 9/30/2049	100,000	71,184
4.00%, 3/30/2029	25,000	23,896
5.80%, 9/1/2053	75,000	74,954
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,640
4.10%, 4/1/2043	100,000	80,996
4.25%, 12/1/2045	400,000	327,176
5.70%, 3/15/2053	100,000	98,045
5.90%, 11/15/2033	125,000	128,620
Evergy Metro, Inc. 5.40%, 4/1/2034	100,000	99,275
Evergy, Inc. 2.90%, 9/15/2029	500,000	446,695
Eversource Energy:
Series Q, 0.80%, 8/15/2025	223,000	211,279
Series M, 3.30%, 1/15/2028	100,000	93,326
4.60%, 7/1/2027	50,000	48,955
4.75%, 5/15/2026	100,000	98,753
5.00%, 1/1/2027	85,000	84,329
5.13%, 5/15/2033	650,000	623,200
5.45%, 3/1/2028	360,000	361,130
5.85%, 4/15/2031	200,000	202,708
5.95%, 2/1/2029	640,000	654,310
5.95%, 7/15/2034	200,000	201,938
Exelon Corp.:
3.40%, 4/15/2026	100,000	96,780
4.05%, 4/15/2030	325,000	305,204
4.45%, 4/15/2046	120,000	99,062
4.70%, 4/15/2050	100,000	84,474
5.10%, 6/15/2045	550,000	499,774
5.15%, 3/15/2028	224,000	223,377
5.15%, 3/15/2029	250,000	249,145
5.30%, 3/15/2033	150,000	148,923

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.45%, 3/15/2034 (a)	$264,000	$262,149
5.60%, 3/15/2053 (a)	697,000	670,570
5.63%, 6/15/2035	200,000	199,538
FirstEnergy Corp. 2.65%, 3/1/2030	175,000	151,881
Florida Power & Light Co.:
2.45%, 2/3/2032	100,000	83,346
2.88%, 12/4/2051 (a)	455,000	288,998
3.13%, 12/1/2025	262,000	254,316
3.15%, 10/1/2049	200,000	136,006
Series A, 3.30%, 5/30/2027 (a)	200,000	190,476
3.70%, 12/1/2047	324,000	245,103
3.95%, 3/1/2048	421,000	331,466
3.99%, 3/1/2049	150,000	118,664
4.05%, 6/1/2042	1,000	835
4.05%, 10/1/2044	129,000	105,732
4.13%, 2/1/2042	75,000	63,229
4.40%, 5/15/2028	150,000	147,312
4.45%, 5/15/2026 (a)	100,000	98,808
4.80%, 5/15/2033	200,000	194,484
5.05%, 4/1/2028	285,000	286,120
5.10%, 4/1/2033 (a)	105,000	104,534
5.15%, 6/15/2029 (a)	250,000	252,207
5.25%, 2/1/2041	78,000	76,197
5.30%, 6/15/2034	250,000	252,147
5.30%, 4/1/2053	200,000	192,594
5.60%, 6/15/2054	180,000	181,908
5.95%, 2/1/2038	25,000	26,253
5.96%, 4/1/2039	64,000	66,751
Fortis, Inc. 3.06%, 10/4/2026	100,000	94,875
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	155,000	138,113
Series A, 3.25%, 3/15/2051	260,000	176,459
Series B, 3.70%, 1/30/2050	159,000	117,229
4.30%, 3/15/2042	100,000	84,936
4.30%, 3/15/2043	149,000	123,901
4.70%, 5/15/2032	106,000	102,390
5.00%, 2/23/2027	90,000	89,772
5.13%, 5/15/2052 (a)	449,000	418,154
Iberdrola International BV 6.75%, 7/15/2036	200,000	224,178
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	200,000	156,754
Series MTN, 5.50%, 3/15/2053	45,000	42,890
Series MTN, 5.80%, 4/1/2054	140,000	138,957
Indiana Michigan Power Co.:
Series L, 3.75%, 7/1/2047	105,000	77,371
Series K, 4.55%, 3/15/2046	112,000	94,025
5.63%, 4/1/2053	117,000	113,757
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	245,000	227,527
5.75%, 4/1/2034 (b)	500,000	495,575
Security Description	Principal Amount	Value
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	$110,000	$110,693
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	60,000	60,334
MidAmerican Energy Co.:
3.10%, 5/1/2027	52,000	49,571
3.65%, 8/1/2048	250,000	187,305
3.95%, 8/1/2047	200,000	155,732
4.25%, 7/15/2049	107,000	87,942
5.30%, 2/1/2055	285,000	271,434
Mississippi Power Co.:
3.95%, 3/30/2028	200,000	191,848
Series 12-A, 4.25%, 3/15/2042	40,000	32,856
National Grid PLC:
5.42%, 1/11/2034	250,000	244,615
5.60%, 6/12/2028	380,000	383,511
5.81%, 6/12/2033	78,000	78,376
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	350,000	322,920
2.40%, 3/15/2030	20,000	17,288
2.75%, 4/15/2032 (a)	15,000	12,638
Series MTN, 3.25%, 11/1/2025	142,000	138,028
3.70%, 3/15/2029 (a)	1,050,000	989,782
Series GMTN, 4.85%, 2/7/2029	400,000	397,772
Series MTN, 5.10%, 5/6/2027	250,000	250,212
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (c)	450,000	439,330
5.45%, 10/30/2025	175,000	175,032
5.80%, 1/15/2033	500,000	514,415
Series MTN, 8.00%, 3/1/2032	135,000	155,520
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	635,000	546,468
Series CC, 3.70%, 5/1/2029 (a)	221,000	208,306
6.00%, 3/15/2054	105,000	106,622
Series N, 6.65%, 4/1/2036	400,000	430,580
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	49,000	45,159
1.90%, 6/15/2028	293,000	259,053
2.25%, 6/1/2030	539,000	459,422
2.44%, 1/15/2032	1,030,000	844,744
2.75%, 11/1/2029	143,000	127,210
3.50%, 4/1/2029	150,000	139,314
3.55%, 5/1/2027	488,000	466,069
4.63%, 7/15/2027	150,000	147,605

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	$25,000	$23,060
4.90%, 3/15/2029 (a)	200,000	198,094
4.95%, 1/29/2026	130,000	129,238
5.00%, 7/15/2032	180,000	175,482
5.05%, 2/28/2033	400,000	389,132
5.25%, 3/15/2034	200,000	196,506
5.25%, 2/28/2053 (a)	228,000	211,037
5.55%, 3/15/2054	200,000	191,906
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	400,000	403,884
Northern States Power Co.:
2.25%, 4/1/2031	250,000	210,240
3.20%, 4/1/2052	450,000	299,470
3.60%, 5/15/2046	50,000	37,006
4.50%, 6/1/2052	193,000	163,075
5.10%, 5/15/2053	470,000	433,777
5.35%, 11/1/2039	100,000	97,981
5.40%, 3/15/2054	145,000	140,103
5.65%, 6/15/2054	250,000	249,572
NorthWestern Corp. 4.18%, 11/15/2044	10,000	8,149
NSTAR Electric Co.:
4.40%, 3/1/2044	150,000	127,052
4.55%, 6/1/2052	172,000	144,578
4.95%, 9/15/2052	295,000	264,913
5.40%, 6/1/2034	180,000	180,169
OGE Energy Corp. 5.45%, 5/15/2029 (a)	85,000	85,667
Oglethorpe Power Corp.:
5.05%, 10/1/2048	345,000	302,593
5.80%, 6/1/2054 (b)	300,000	293,853
6.20%, 12/1/2053	100,000	102,234
Ohio Edison Co. 6.88%, 7/15/2036 (a)	400,000	445,672
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	22,673
4.15%, 4/1/2047	55,000	43,958
5.40%, 1/15/2033 (a)	70,000	70,179
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	94,206
2.75%, 5/15/2030 (a)	251,000	221,608
3.70%, 5/15/2050	110,000	81,177
3.75%, 4/1/2045	44,000	34,111
3.80%, 9/30/2047	225,000	171,569
4.10%, 11/15/2048	170,000	136,184
4.15%, 6/1/2032 (a)	150,000	139,584
4.30%, 5/15/2028	100,000	97,498
4.55%, 9/15/2032	85,000	81,425
4.55%, 12/1/2041	100,000	88,903
4.60%, 6/1/2052	140,000	119,024
4.95%, 9/15/2052	615,000	556,323
5.55%, 6/15/2054 (a) (b)	280,000	274,798
5.65%, 11/15/2033	130,000	133,357
Security Description	Principal Amount	Value
7.00%, 5/1/2032	$142,000	$158,076
7.25%, 1/15/2033	15,000	16,993
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	870,000	717,367
3.15%, 1/1/2026	175,000	168,620
3.25%, 6/1/2031	80,000	68,810
3.30%, 12/1/2027	275,000	256,402
3.30%, 8/1/2040	275,000	195,550
3.45%, 7/1/2025	339,000	330,959
3.50%, 8/1/2050 (a)	160,000	104,686
3.75%, 8/15/2042	26,000	18,751
4.00%, 12/1/2046	100,000	71,888
4.20%, 6/1/2041	295,000	230,460
4.25%, 3/15/2046	30,000	22,562
4.30%, 3/15/2045	230,000	175,994
4.40%, 3/1/2032	961,000	879,315
4.50%, 7/1/2040	180,000	148,367
4.55%, 7/1/2030	310,000	293,973
4.60%, 6/15/2043	60,000	48,713
4.75%, 2/15/2044	260,000	212,508
4.95%, 7/1/2050	547,000	451,756
5.25%, 3/1/2052	209,000	179,096
5.45%, 6/15/2027	100,000	100,071
5.55%, 5/15/2029	188,000	188,412
5.80%, 5/15/2034	155,000	154,157
5.90%, 6/15/2032	703,000	704,757
6.15%, 1/15/2033	170,000	172,691
6.40%, 6/15/2033	745,000	770,546
6.70%, 4/1/2053	165,000	171,471
6.75%, 1/15/2053	690,000	716,938
6.95%, 3/15/2034	140,000	150,748
PacifiCorp:
2.70%, 9/15/2030 (a)	278,000	241,148
3.30%, 3/15/2051	150,000	97,166
4.10%, 2/1/2042	200,000	157,344
4.15%, 2/15/2050	300,000	229,065
5.10%, 2/15/2029 (a)	155,000	154,788
5.35%, 12/1/2053	250,000	226,977
5.45%, 2/15/2034	200,000	197,484
5.50%, 5/15/2054	1,310,000	1,219,151
5.75%, 4/1/2037	350,000	347,168
5.80%, 1/15/2055 (a)	650,000	629,765
6.00%, 1/15/2039	185,000	187,647
6.25%, 10/15/2037	367,000	378,994
PECO Energy Co.:
3.00%, 9/15/2049	50,000	32,840
3.70%, 9/15/2047	30,000	22,701
4.38%, 8/15/2052	115,000	94,662
4.60%, 5/15/2052	50,000	42,772
4.90%, 6/15/2033	145,000	141,993
PPL Capital Funding, Inc. 3.10%, 5/15/2026	300,000	287,826
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,060,000	1,010,487

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Progress Energy, Inc.:
6.00%, 12/1/2039	$100,000	$100,466
7.00%, 10/30/2031	199,000	215,686
7.75%, 3/1/2031	514,000	576,317
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	50,000	40,618
4.05%, 9/15/2049	144,000	109,444
4.10%, 6/15/2048	600,000	458,568
Series 39, 4.50%, 6/1/2052	111,000	90,030
5.25%, 4/1/2053	379,000	346,830
5.35%, 5/15/2034	80,000	79,283
5.75%, 5/15/2054	100,000	98,850
Series 17, 6.25%, 9/1/2037	160,000	167,256
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	60,000	49,762
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	245,000	213,875
Series MTN, 3.20%, 5/15/2029	50,000	46,227
Series MTN, 3.20%, 8/1/2049	25,000	17,219
Series MTN, 3.60%, 12/1/2047	50,000	37,162
Series MTN, 3.80%, 3/1/2046	200,000	156,160
Series MTN, 3.85%, 5/1/2049	35,000	27,093
Series MTN, 4.65%, 3/15/2033	70,000	67,435
Series MTN, 4.90%, 12/15/2032	600,000	590,382
5.20%, 8/1/2033	200,000	200,148
Series MTN, 5.20%, 3/1/2034 (a)	250,000	250,187
5.45%, 8/1/2053	106,000	104,430
Series MTN, 5.45%, 3/1/2054	250,000	246,745
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	275,000	261,140
2.45%, 11/15/2031	175,000	144,062
5.20%, 4/1/2029	505,000	503,732
5.45%, 4/1/2034	55,000	54,549
5.85%, 11/15/2027	200,000	203,376
5.88%, 10/15/2028 (a)	225,000	230,143
6.13%, 10/15/2033	285,000	295,947
Puget Energy, Inc. 4.10%, 6/15/2030	45,000	41,319
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	240,000	158,052
4.30%, 5/20/2045	112,000	91,556
5.33%, 6/15/2034	300,000	298,950
Security Description	Principal Amount	Value
5.45%, 6/1/2053	$200,000	$192,166
5.64%, 4/15/2041	320,000	313,814
5.69%, 6/15/2054	100,000	99,035
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	600,000	492,642
2.50%, 5/15/2026 (a)	296,000	282,032
3.00%, 3/15/2032	50,000	43,097
Series RRR, 3.75%, 6/1/2047	410,000	305,561
4.10%, 6/15/2049	35,000	27,541
4.95%, 8/15/2028	100,000	99,559
5.35%, 4/1/2053	525,000	496,261
5.55%, 4/15/2054	200,000	195,668
Sempra:
3.70%, 4/1/2029	267,000	249,949
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	474,000	437,090
5.50%, 8/1/2033 (a)	125,000	124,925
Sierra Pacific Power Co.:
2.60%, 5/1/2026	107,000	102,048
5.90%, 3/15/2054	50,000	49,807
Southern California Edison Co.:
2.25%, 6/1/2030	1,206,000	1,022,411
Series G, 2.50%, 6/1/2031	50,000	41,949
Series C, 3.60%, 2/1/2045	140,000	102,221
3.65%, 2/1/2050	235,000	167,071
Series H, 3.65%, 6/1/2051	100,000	70,276
Series E, 3.70%, 8/1/2025	671,000	657,352
Series 2013-A, 3.90%, 3/15/2043	122,000	94,652
4.00%, 4/1/2047	614,000	469,888
4.05%, 3/15/2042	287,000	229,715
Series C, 4.13%, 3/1/2048	118,000	91,627
Series A, 4.20%, 3/1/2029	75,000	71,696
4.65%, 10/1/2043	247,000	212,277
4.88%, 2/1/2027	250,000	248,080
Series B, 4.88%, 3/1/2049	570,000	494,617
4.90%, 6/1/2026	200,000	198,320
5.15%, 6/1/2029 (a)	350,000	349,842
5.35%, 3/1/2026	250,000	249,597
5.45%, 6/1/2031	165,000	166,216
Series E, 5.45%, 6/1/2052	425,000	398,331
5.88%, 12/1/2053	200,000	199,588
5.95%, 11/1/2032	320,000	330,723
Series 2008-A, 5.95%, 2/1/2038	137,000	138,752
6.05%, 3/15/2039	176,000	179,724
Southern Co.:
3.25%, 7/1/2026	568,000	546,138
Series A, 3.70%, 4/30/2030	374,000	345,097
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	345,000	323,996

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	$250,000	$242,255
4.25%, 7/1/2036	100,000	88,454
4.40%, 7/1/2046	618,000	516,623
4.85%, 6/15/2028 (a)	200,000	197,930
5.20%, 6/15/2033 (a)	545,000	535,773
5.50%, 3/15/2029	250,000	253,322
5.70%, 10/15/2032	240,000	245,124
5.70%, 3/15/2034	725,000	737,637
Southern Power Co.:
Series F, 4.95%, 12/15/2046	61,000	53,041
5.25%, 7/15/2043	200,000	185,154
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	50,000	47,040
Series L, 3.85%, 2/1/2048	500,000	358,085
Series M, 4.10%, 9/15/2028	65,000	61,981
5.30%, 4/1/2033	100,000	96,891
Southwestern Public Service Co.:
3.70%, 8/15/2047	300,000	211,512
Series 6, 4.40%, 11/15/2048	275,000	216,741
4.50%, 8/15/2041	175,000	146,438
6.00%, 6/1/2054	180,000	179,564
System Energy Resources, Inc. 6.00%, 4/15/2028 (a)	170,000	172,929
Tampa Electric Co.:
3.63%, 6/15/2050	100,000	71,591
4.10%, 6/15/2042	278,000	228,524
4.30%, 6/15/2048	150,000	121,587
4.90%, 3/1/2029	250,000	248,310
5.00%, 7/15/2052 (a)	100,000	89,577
Tucson Electric Power Co.:
3.25%, 5/1/2051	200,000	131,696
4.85%, 12/1/2048 (a)	86,000	74,939
Union Electric Co.:
2.15%, 3/15/2032	50,000	40,193
2.95%, 3/15/2030	95,000	84,860
3.25%, 10/1/2049	160,000	108,386
3.50%, 3/15/2029	120,000	113,028
4.00%, 4/1/2048	70,000	54,366
5.20%, 4/1/2034	200,000	198,438
5.25%, 1/15/2054	295,000	275,586
5.45%, 3/15/2053	297,000	286,424
Virginia Electric & Power Co.:
Series A, 2.88%, 7/15/2029 (a)	100,000	90,273
2.95%, 11/15/2051	200,000	124,984
Series A, 3.15%, 1/15/2026	360,000	348,530
3.30%, 12/1/2049	50,000	33,729
Series A, 3.50%, 3/15/2027	200,000	192,010
Series A, 3.80%, 4/1/2028 (a)	104,000	99,504
Series B, 3.80%, 9/15/2047	250,000	185,087
Security Description	Principal Amount	Value
4.45%, 2/15/2044	$250,000	$210,595
Series C, 4.63%, 5/15/2052	881,000	742,005
Series D, 4.65%, 8/15/2043	460,000	399,492
5.00%, 4/1/2033	175,000	170,419
5.30%, 8/15/2033	200,000	198,818
5.35%, 1/15/2054 (a)	90,000	85,042
5.45%, 4/1/2053	350,000	334,372
Series A, 6.00%, 5/15/2037	20,000	20,592
6.35%, 11/30/2037	30,000	31,796
WEC Energy Group, Inc.:
2.20%, 12/15/2028 (a)	50,000	44,052
4.75%, 1/9/2026	400,000	395,816
4.75%, 1/15/2028	101,000	99,963
5.60%, 9/12/2026	65,000	65,260
Wisconsin Electric Power Co.:
4.75%, 9/30/2032	88,000	85,877
5.00%, 5/15/2029	500,000	500,460
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	25,325
3.65%, 4/1/2050	75,000	53,643
4.95%, 4/1/2033	110,000	106,387
5.38%, 3/30/2034	535,000	531,357
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	100,000	69,095
5.35%, 11/10/2025	155,000	154,847
Xcel Energy, Inc.:
1.75%, 3/15/2027	190,000	172,978
2.60%, 12/1/2029 (a)	100,000	87,284
3.35%, 12/1/2026	100,000	95,413
3.50%, 12/1/2049	38,000	25,766
4.60%, 6/1/2032	414,000	387,280
5.45%, 8/15/2033	200,000	196,552
5.50%, 3/15/2034	100,000	98,520
		123,529,616
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	31,000	25,710
Emerson Electric Co.:
1.80%, 10/15/2027	197,000	179,353
1.95%, 10/15/2030	114,000	96,321
2.75%, 10/15/2050	94,000	59,983
2.80%, 12/21/2051	486,000	305,461
		666,828
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	250,000	208,223
Allegion PLC 3.50%, 10/1/2029	550,000	507,171
Allegion U.S. Holding Co., Inc. 5.60%, 5/29/2034	200,000	200,094
Amphenol Corp.:
2.20%, 9/15/2031	1,000	821
2.80%, 2/15/2030	600,000	534,180

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.75%, 3/30/2026	$65,000	$64,453
5.05%, 4/5/2027 (a)	55,000	54,962
5.05%, 4/5/2029	100,000	100,305
5.25%, 4/5/2034	100,000	99,724
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	125,319
3.88%, 1/12/2028 (a)	50,000	47,339
5.88%, 4/10/2034	185,000	183,111
Avnet, Inc. 6.25%, 3/15/2028	101,000	103,555
Flex Ltd.:
3.75%, 2/1/2026	257,000	249,377
4.88%, 5/12/2030	300,000	290,019
Fortive Corp. 3.15%, 6/15/2026	360,000	345,283
Honeywell International, Inc.:
1.10%, 3/1/2027	63,000	57,116
1.75%, 9/1/2031	548,000	444,154
1.95%, 6/1/2030	339,000	288,964
2.70%, 8/15/2029	255,000	230,762
3.81%, 11/21/2047 (a)	217,000	170,143
4.25%, 1/15/2029 (a)	90,000	88,045
4.50%, 1/15/2034	175,000	167,990
4.88%, 9/1/2029	250,000	250,312
4.95%, 9/1/2031	250,000	250,200
5.00%, 2/15/2033	85,000	84,979
5.00%, 3/1/2035	250,000	247,827
5.25%, 3/1/2054 (a)	435,000	422,207
5.35%, 3/1/2064	250,000	242,483
5.70%, 3/15/2036	175,000	183,848
5.70%, 3/15/2037	57,000	59,149
Hubbell, Inc. 3.15%, 8/15/2027	53,000	49,960
Jabil, Inc.:
1.70%, 4/15/2026	246,000	229,830
3.00%, 1/15/2031	805,000	685,127
3.95%, 1/12/2028	120,000	113,974
5.45%, 2/1/2029 (a)	125,000	124,906
Keysight Technologies, Inc. 3.00%, 10/30/2029	105,000	93,546
TD SYNNEX Corp.:
1.75%, 8/9/2026	91,000	83,986
2.65%, 8/9/2031	154,000	126,674
6.10%, 4/12/2034	90,000	90,257
Trimble, Inc.:
4.90%, 6/15/2028 (a)	270,000	266,447
6.10%, 3/15/2033	300,000	310,431
Tyco Electronics Group SA:
3.70%, 2/15/2026	413,000	403,212
4.50%, 2/13/2026	324,000	321,026
Vontier Corp.:
1.80%, 4/1/2026	119,000	111,298
2.40%, 4/1/2028	450,000	398,916
2.95%, 4/1/2031	75,000	61,767
		9,773,472
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (e)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	$200,000	$206,334
MasTec, Inc. 5.90%, 6/15/2029 (a)	300,000	301,425
		507,759
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	747,000	708,559
4.05%, 3/15/2029 (a)	347,000	320,465
4.28%, 3/15/2032 (a)	950,000	828,951
5.05%, 3/15/2042	872,000	708,648
5.14%, 3/15/2052	1,365,000	1,062,216
5.39%, 3/15/2062	680,000	530,427
6.41%, 3/15/2026	300,000	299,934
		4,459,200
ENVIRONMENTAL CONTROL — 0.5%
Nature Conservancy Series A, 3.96%, 3/1/2052	250,000	204,205
Republic Services, Inc.:
1.45%, 2/15/2031	350,000	277,368
2.30%, 3/1/2030	213,000	184,021
3.38%, 11/15/2027 (a)	200,000	189,736
4.88%, 4/1/2029	360,000	357,070
5.00%, 11/15/2029	100,000	99,616
5.00%, 12/15/2033	747,000	730,842
5.00%, 4/1/2034	140,000	137,043
5.20%, 11/15/2034 (a)	100,000	99,264
6.20%, 3/1/2040	225,000	238,723
Veralto Corp.:
5.35%, 9/18/2028 (b)	255,000	256,015
5.45%, 9/18/2033 (b)	159,000	158,552
5.50%, 9/18/2026 (b)	200,000	199,936
Waste Connections, Inc.:
3.05%, 4/1/2050	212,000	140,670
3.50%, 5/1/2029 (a)	115,000	107,466
4.20%, 1/15/2033 (a)	105,000	97,371
5.00%, 3/1/2034	500,000	488,800
Waste Management, Inc.:
0.75%, 11/15/2025	610,000	573,241
1.15%, 3/15/2028	100,000	87,280
1.50%, 3/15/2031	30,000	24,014
2.95%, 6/1/2041	86,000	62,228
4.15%, 4/15/2032 (a)	646,000	608,687
4.63%, 2/15/2030	39,000	38,371
4.63%, 2/15/2033 (a)	808,000	780,286
4.88%, 2/15/2029 (a)	175,000	174,492
4.88%, 2/15/2034 (a)	250,000	244,832
		6,560,129
FOOD — 1.5%
Campbell Soup Co.:
4.15%, 3/15/2028 (a)	427,000	413,614
5.20%, 3/19/2027 (a)	550,000	550,792

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.20%, 3/21/2029	$50,000	$50,066
5.30%, 3/20/2026	35,000	34,919
5.40%, 3/21/2034	40,000	39,758
Conagra Brands, Inc.:
1.38%, 11/1/2027	798,000	702,942
4.60%, 11/1/2025	200,000	197,600
4.85%, 11/1/2028 (a)	225,000	221,175
5.30%, 10/1/2026	50,000	49,946
5.40%, 11/1/2048 (a)	518,000	476,881
7.00%, 10/1/2028	26,000	27,646
Flowers Foods, Inc. 2.40%, 3/15/2031	130,000	108,151
General Mills, Inc.:
2.88%, 4/15/2030	176,000	156,028
4.20%, 4/17/2028 (a)	325,000	314,753
4.70%, 1/30/2027	60,000	59,261
4.95%, 3/29/2033	190,000	185,081
5.24%, 11/18/2025	30,000	29,907
5.50%, 10/17/2028	340,000	344,736
Hershey Co.:
1.70%, 6/1/2030 (a)	425,000	355,487
4.25%, 5/4/2028 (a)	140,000	137,711
4.50%, 5/4/2033	50,000	48,589
Hormel Foods Corp.:
1.80%, 6/11/2030 (a)	352,000	295,652
3.05%, 6/3/2051 (a)	145,000	95,661
4.80%, 3/30/2027	95,000	94,645
Ingredion, Inc. 2.90%, 6/1/2030	120,000	105,794
J M Smucker Co.:
2.38%, 3/15/2030 (a)	30,000	25,954
4.25%, 3/15/2035 (a)	317,000	283,503
5.90%, 11/15/2028 (a)	250,000	257,495
6.20%, 11/15/2033 (a)	300,000	315,006
6.50%, 11/15/2043	315,000	331,755
6.50%, 11/15/2053 (a)	420,000	450,870
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL:
2.50%, 1/15/2027	300,000	278,907
3.00%, 5/15/2032	100,000	81,924
3.63%, 1/15/2032	224,000	193,682
3.75%, 12/1/2031	40,000	34,952
4.38%, 2/2/2052	802,000	594,218
5.13%, 2/1/2028	1,000	988
5.50%, 1/15/2030	65,000	64,006
6.50%, 12/1/2052	396,000	393,672
6.75%, 3/15/2034 (b)	604,000	638,875
7.25%, 11/15/2053 (b)	500,000	541,945
Kellanova:
2.10%, 6/1/2030	50,000	42,300
3.25%, 4/1/2026	200,000	192,926
3.40%, 11/15/2027	563,000	532,727
4.50%, 4/1/2046	405,000	337,875
5.75%, 5/16/2054	70,000	69,955
Security Description	Principal Amount	Value
Series B, 7.45%, 4/1/2031 (a)	$140,000	$156,590
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	170,000	162,918
3.75%, 4/1/2030 (a)	100,000	93,391
4.38%, 6/1/2046	475,000	386,778
5.00%, 7/15/2035	345,000	334,681
5.00%, 6/4/2042	195,000	176,311
5.20%, 7/15/2045	1,271,000	1,164,414
5.50%, 6/1/2050	205,000	195,910
6.50%, 2/9/2040	425,000	453,628
6.88%, 1/26/2039	110,000	122,060
Kroger Co.:
1.70%, 1/15/2031	317,000	255,198
2.20%, 5/1/2030	162,000	137,729
2.65%, 10/15/2026	335,000	316,371
3.50%, 2/1/2026 (a)	472,000	458,161
3.95%, 1/15/2050	176,000	135,617
5.15%, 8/1/2043	57,000	52,248
6.90%, 4/15/2038	75,000	83,484
McCormick & Co., Inc.:
0.90%, 2/15/2026	305,000	284,031
2.50%, 4/15/2030 (a)	429,000	371,943
3.40%, 8/15/2027	25,000	23,752
Mondelez International, Inc.:
2.75%, 4/13/2030	500,000	443,145
3.00%, 3/17/2032 (a)	100,000	86,193
4.75%, 2/20/2029 (a)	250,000	247,020
Pilgrim's Pride Corp.:
4.25%, 4/15/2031	464,000	422,156
6.25%, 7/1/2033	276,000	280,295
6.88%, 5/15/2034	425,000	451,443
Sysco Corp.:
2.45%, 12/14/2031	70,000	57,817
3.25%, 7/15/2027	41,000	38,832
5.75%, 1/17/2029	400,000	409,616
6.00%, 1/17/2034	400,000	419,656
6.60%, 4/1/2040	147,000	159,054
6.60%, 4/1/2050	796,000	886,497
Tyson Foods, Inc.:
3.55%, 6/2/2027	500,000	478,040
4.35%, 3/1/2029 (a)	176,000	169,046
4.55%, 6/2/2047	213,000	171,152
4.88%, 8/15/2034 (a)	100,000	94,130
5.10%, 9/28/2048	593,000	517,215
5.15%, 8/15/2044	200,000	175,030
5.40%, 3/15/2029	235,000	235,470
5.70%, 3/15/2034 (a)	55,000	54,753
		21,922,105
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	40,000	37,418
Georgia-Pacific LLC 7.75%, 11/15/2029	100,000	112,718

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
International Paper Co.:
4.35%, 8/15/2048	$150,000	$121,483
4.80%, 6/15/2044	305,000	264,941
6.00%, 11/15/2041 (a)	90,000	90,275
Suzano Austria GmbH:
2.50%, 9/15/2028	50,000	43,844
3.75%, 1/15/2031	585,000	508,266
5.00%, 1/15/2030	559,000	528,467
6.00%, 1/15/2029	521,000	519,578
Suzano International Finance BV 5.50%, 1/17/2027	219,000	217,463
		2,444,453
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	50,000	40,083
2.85%, 2/15/2052	100,000	61,876
3.38%, 9/15/2049	54,000	37,372
5.75%, 10/15/2052	515,000	521,494
5.90%, 11/15/2033	100,000	104,443
6.20%, 11/15/2053 (a)	150,000	161,690
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	150,000	117,498
5.25%, 3/1/2028	470,000	471,659
5.40%, 3/1/2033	307,000	306,834
5.40%, 7/1/2034	50,000	49,496
National Fuel Gas Co.:
2.95%, 3/1/2031	115,000	96,349
5.50%, 10/1/2026	195,000	194,639
NiSource, Inc.:
0.95%, 8/15/2025	410,000	389,484
1.70%, 2/15/2031	284,000	226,161
2.95%, 9/1/2029 (a)	75,000	67,374
3.49%, 5/15/2027	200,000	190,752
3.60%, 5/1/2030	165,000	151,430
3.95%, 3/30/2048	180,000	134,782
4.38%, 5/15/2047	91,000	73,106
4.80%, 2/15/2044	156,000	135,367
5.00%, 6/15/2052 (a)	75,000	66,308
5.20%, 7/1/2029	175,000	174,375
5.25%, 3/30/2028	250,000	249,732
5.25%, 2/15/2043	175,000	160,640
5.35%, 4/1/2034	300,000	294,279
5.40%, 6/30/2033	400,000	395,924
ONE Gas, Inc.:
4.50%, 11/1/2048	174,000	145,845
5.10%, 4/1/2029 (a)	165,000	165,543
Piedmont Natural Gas Co., Inc. 5.40%, 6/15/2033 (a)	175,000	174,653
Southern California Gas Co.:
2.95%, 4/15/2027	240,000	225,938
Series UU, 4.13%, 6/1/2048	100,000	76,918
Series VV, 4.30%, 1/15/2049	150,000	120,143
Security Description	Principal Amount	Value
5.60%, 4/1/2054	$500,000	$491,055
5.75%, 6/1/2053	216,000	214,335
6.35%, 11/15/2052 (a)	389,000	419,295
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	175,000	141,561
3.25%, 6/15/2026	55,000	52,815
3.95%, 10/1/2046	146,000	109,436
5.15%, 9/15/2032	15,000	14,901
5.75%, 9/15/2033	155,000	158,660
Southwest Gas Corp.:
2.20%, 6/15/2030	13,000	11,015
5.45%, 3/23/2028	415,000	417,942
Spire Missouri, Inc. 4.80%, 2/15/2033 (a)	20,000	19,427
Spire, Inc. 5.30%, 3/1/2026	140,000	139,605
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	1,000	732
Series K, 3.80%, 9/15/2046	16,000	12,092
		7,985,058
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	40,000	33,618
Regal Rexnord Corp.:
6.05%, 2/15/2026	400,000	401,760
6.05%, 4/15/2028	267,000	270,185
6.30%, 2/15/2030	223,000	227,670
6.40%, 4/15/2033	400,000	410,588
Snap-on, Inc. 4.10%, 3/1/2048	100,000	81,797
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	250,000	212,872
2.75%, 11/15/2050	100,000	57,256
3.00%, 5/15/2032 (a)	200,000	169,862
3.40%, 3/1/2026	253,000	245,117
4.25%, 11/15/2028 (a)	258,000	248,825
4.85%, 11/15/2048	105,000	88,686
5.20%, 9/1/2040	53,000	49,445
		2,497,681
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028	175,000	155,113
1.40%, 6/30/2030	100,000	83,095
3.75%, 11/30/2026	1,452,000	1,416,281
3.88%, 9/15/2025	70,000	69,044
4.75%, 4/15/2043 (a)	100,000	93,833
4.90%, 11/30/2046	600,000	565,038
6.15%, 11/30/2037	144,000	157,051
Baxter International, Inc.:
1.92%, 2/1/2027	601,000	550,762
2.27%, 12/1/2028	722,000	636,053

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.54%, 2/1/2032 (a)	$184,000	$150,928
3.95%, 4/1/2030 (a)	300,000	279,891
Danaher Corp.:
2.80%, 12/10/2051	200,000	126,172
3.35%, 9/15/2025 (a)	450,000	440,401
4.38%, 9/15/2045	150,000	130,776
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	413,000	360,413
DH Europe Finance II SARL 2.60%, 11/15/2029	120,000	107,005
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	325,000	325,279
5.86%, 3/15/2030	500,000	513,655
5.91%, 11/22/2032 (a)	1,128,000	1,164,040
6.38%, 11/22/2052	330,000	358,014
Koninklijke Philips NV 6.88%, 3/11/2038	135,000	147,895
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	200,000	195,382
4.50%, 3/30/2033	300,000	288,429
Medtronic, Inc. 4.63%, 3/15/2045 (a)	411,000	371,491
Revvity, Inc. 3.30%, 9/15/2029	227,000	206,568
Smith & Nephew PLC:
2.03%, 10/14/2030	150,000	123,906
5.15%, 3/20/2027	55,000	54,810
5.40%, 3/20/2034 (a)	70,000	68,937
Solventum Corp.:
5.40%, 3/1/2029 (b)	250,000	249,227
5.45%, 2/25/2027 (b)	315,000	314,767
5.45%, 3/13/2031 (a) (b)	279,000	275,549
5.60%, 3/23/2034 (b)	250,000	245,370
5.90%, 4/30/2054 (a) (b)	155,000	148,160
6.00%, 5/15/2064 (b)	250,000	237,580
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	50,000	42,597
Stryker Corp.:
1.95%, 6/15/2030	15,000	12,631
3.38%, 11/1/2025	150,000	146,001
3.50%, 3/15/2026	810,000	786,429
4.63%, 3/15/2046 (a)	267,000	234,773
4.85%, 12/8/2028	65,000	64,496
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	100,000	88,218
2.60%, 10/1/2029	200,000	178,848
2.80%, 10/15/2041	550,000	391,352
4.10%, 8/15/2047	634,000	521,186
4.80%, 11/21/2027	70,000	69,709
5.00%, 12/5/2026	225,000	224,743
5.00%, 1/31/2029 (a)	650,000	651,261
5.09%, 8/10/2033	300,000	299,013
5.20%, 1/31/2034 (a)	125,000	125,674
5.30%, 2/1/2044 (a)	60,000	58,584
Security Description	Principal Amount	Value
5.40%, 8/10/2043	$85,000	$84,868
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	438,000	422,666
5.35%, 12/1/2028	50,000	50,290
		15,064,254
HEALTH CARE SERVICES — 3.3%
Adventist Health System:
2.95%, 3/1/2029 (a)	261,000	234,049
5.43%, 3/1/2032	40,000	39,786
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	500,000	430,320
Aetna, Inc.:
3.88%, 8/15/2047	264,000	191,450
4.13%, 11/15/2042	200,000	157,008
4.50%, 5/15/2042	100,000	83,538
4.75%, 3/15/2044	635,000	533,991
6.75%, 12/15/2037	131,000	139,943
AHS Hospital Corp. 5.02%, 7/1/2045	250,000	237,510
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	78,943
Ascension Health:
Series B, 2.53%, 11/15/2029	500,000	443,290
3.95%, 11/15/2046	175,000	145,988
4.85%, 11/15/2053	50,000	47,583
Banner Health:
2.91%, 1/1/2051	25,000	16,641
Series 2020, 3.18%, 1/1/2050	120,000	83,984
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	150,000	109,899
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	100,000	65,456
3.97%, 11/15/2046	100,000	82,532
4.19%, 11/15/2045	50,000	42,959
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	100,000	67,943
3.46%, 6/1/2030	400,000	368,640
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	68,585
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	130,000	108,495
Centene Corp.:
2.50%, 3/1/2031	662,000	543,681

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.63%, 8/1/2031	$200,000	$163,658
3.00%, 10/15/2030	700,000	598,815
3.38%, 2/15/2030	1,005,000	891,777
4.25%, 12/15/2027	900,000	859,320
4.63%, 12/15/2029	685,000	647,476
Children's Health System of Texas 2.51%, 8/15/2050	130,000	79,542
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	64,022
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	50,000	42,076
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	60,000	52,047
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	157,264
Series 2013, 5.62%, 11/15/2043	110,000	107,450
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	255,000	223,306
CommonSpirit Health:
1.55%, 10/1/2025	235,000	223,304
2.78%, 10/1/2030	761,000	659,513
3.35%, 10/1/2029	269,000	246,501
AGM, 3.82%, 10/1/2049	141,000	107,442
3.91%, 10/1/2050	55,000	41,682
4.35%, 11/1/2042	280,000	235,998
5.21%, 12/1/2031	275,000	271,133
5.32%, 12/1/2034	195,000	191,586
5.55%, 12/1/2054	125,000	122,569
6.07%, 11/1/2027	30,000	30,690
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	122,000	79,808
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	197,147
Dignity Health 5.27%, 11/1/2064	50,000	45,576
Elevance Health, Inc.:
1.50%, 3/15/2026 (a)	260,000	244,052
2.55%, 3/15/2031	290,000	247,089
3.13%, 5/15/2050	925,000	619,981
4.10%, 3/1/2028	350,000	338,474
4.10%, 5/15/2032	35,000	32,472
4.63%, 5/15/2042	300,000	264,060
4.65%, 8/15/2044	212,000	184,925
4.75%, 2/15/2033	150,000	144,792
5.10%, 1/15/2044	530,000	491,427
5.13%, 2/15/2053 (a)	545,000	501,422
5.15%, 6/15/2029	500,000	501,350
5.35%, 10/15/2025	90,000	89,911
Security Description	Principal Amount	Value
5.38%, 6/15/2034	$500,000	$502,305
5.65%, 6/15/2054	500,000	494,355
6.10%, 10/15/2052	55,000	57,708
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	56,000	42,932
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	100,000	86,116
HCA, Inc.:
2.38%, 7/15/2031	550,000	451,467
3.13%, 3/15/2027	200,000	188,960
3.38%, 3/15/2029	400,000	367,540
3.50%, 9/1/2030	195,000	175,904
3.50%, 7/15/2051 (a)	242,000	161,792
3.63%, 3/15/2032	200,000	176,132
4.13%, 6/15/2029	358,000	339,051
4.50%, 2/15/2027	406,000	396,792
4.63%, 3/15/2052	64,000	51,682
5.13%, 6/15/2039	340,000	314,684
5.20%, 6/1/2028	85,000	84,659
5.25%, 6/15/2049	1,085,000	966,518
5.38%, 9/1/2026	751,000	749,122
5.45%, 4/1/2031	343,000	342,702
5.50%, 6/1/2033	200,000	198,322
5.50%, 6/15/2047	621,000	573,195
5.60%, 4/1/2034	250,000	248,382
5.63%, 9/1/2028	500,000	504,380
5.88%, 2/15/2026	180,000	180,319
5.88%, 2/1/2029	334,000	340,082
5.90%, 6/1/2053	50,000	48,675
6.00%, 4/1/2054	165,000	162,777
6.10%, 4/1/2064	250,000	244,435
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	166,000	129,834
Humana, Inc.:
1.35%, 2/3/2027 (a)	275,000	249,224
3.13%, 8/15/2029	100,000	90,533
3.70%, 3/23/2029	90,000	84,366
3.95%, 3/15/2027	100,000	96,724
4.63%, 12/1/2042	200,000	168,208
4.88%, 4/1/2030	43,000	42,195
4.95%, 10/1/2044	100,000	86,983
5.38%, 4/15/2031	155,000	154,149
5.50%, 3/15/2053	100,000	92,953
5.70%, 3/13/2026	100,000	99,870
5.75%, 3/1/2028	100,000	101,737
5.75%, 12/1/2028 (a)	300,000	305,874
5.75%, 4/15/2054	375,000	361,346
5.88%, 3/1/2033	350,000	356,251
5.95%, 3/15/2034	742,000	758,695
Icon Investments Six DAC:
5.81%, 5/8/2027	400,000	403,748
6.00%, 5/8/2034	200,000	204,360

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	$25,000	$16,419
3.97%, 11/1/2048	260,000	212,220
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	225,000	166,819
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	75,981
IQVIA, Inc.:
5.70%, 5/15/2028	350,000	353,339
6.25%, 2/1/2029	195,000	200,431
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051 (a)	273,000	182,389
Series 2019, 3.27%, 11/1/2049	544,000	387,709
4.15%, 5/1/2047	607,000	507,525
4.88%, 4/1/2042	60,000	56,594
Laboratory Corp. of America Holdings:
2.95%, 12/1/2029 (a)	100,000	89,316
4.70%, 2/1/2045 (a)	648,000	568,147
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	220,000	153,932
Series 2020, 3.34%, 7/1/2060 (a)	160,000	107,347
Mayo Clinic Series 2021, 3.20%, 11/15/2061	200,000	133,410
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048 (a)	115,000	98,844
Memorial Health Services 3.45%, 11/1/2049	150,000	111,590
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	146,000	98,730
Series 2015, 4.20%, 7/1/2055	108,000	89,515
5.00%, 7/1/2042 (a)	100,000	96,001
Methodist Hospital Series 20A, 2.71%, 12/1/2050	100,000	63,120
Montefiore Obligated Group:
4.29%, 9/1/2050	110,000	70,120
Series 18-C, 5.25%, 11/1/2048	100,000	74,127
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	300,000	218,037
Series 2017, 3.98%, 7/1/2048	100,000	78,027
Security Description	Principal Amount	Value
MultiCare Health System 2.80%, 8/15/2050	$90,000	$54,054
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	70,657
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119	120,000	86,276
4.02%, 8/1/2045	180,000	151,596
4.06%, 8/1/2056	100,000	81,401
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	135,000	100,375
4.26%, 11/1/2047	145,000	117,109
Novant Health, Inc.:
2.64%, 11/1/2036	231,000	174,638
3.17%, 11/1/2051 (a)	100,000	67,294
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	130,000	90,234
4.78%, 7/1/2044	80,000	74,081
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	380,000	269,716
PeaceHealth Obligated Group:
Series 2020, 1.38%, 11/15/2025	100,000	94,302
Series 2020, 3.22%, 11/15/2050	185,000	122,181
Series 2018, 4.79%, 11/15/2048	70,000	61,471
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	250,000	174,155
Presbyterian Healthcare Services 4.88%, 8/1/2052	50,000	47,507
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	220,000	192,911
Series I, 3.74%, 10/1/2047	81,000	61,968
Series A, 3.93%, 10/1/2048	665,000	515,867
5.40%, 10/1/2033	50,000	49,763
Quest Diagnostics, Inc.:
4.20%, 6/30/2029 (a)	100,000	96,272
6.40%, 11/30/2033 (a)	220,000	235,497
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	200,000	127,426
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	578,000	526,835
Series 2018, 3.80%, 11/15/2048	50,000	39,894

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Summa Health AGM, 3.51%, 11/15/2051	$50,000	$36,243
Sutter Health:
Series 20A, 1.32%, 8/15/2025	126,000	120,306
Series 20A, 2.29%, 8/15/2030 (a)	200,000	171,650
Series 20A, 3.36%, 8/15/2050 (a)	155,000	110,952
5.16%, 8/15/2033	170,000	170,603
5.55%, 8/15/2053	100,000	102,433
Toledo Hospital AGM, 5.75%, 11/15/2038	730,000	729,555
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	100,000	74,838
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	65,000	62,154
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	209,000	196,957
2.00%, 5/15/2030	437,000	371,384
2.88%, 8/15/2029	75,000	68,032
2.95%, 10/15/2027	200,000	188,012
3.13%, 5/15/2060	342,000	216,052
3.25%, 5/15/2051	555,000	381,135
3.38%, 4/15/2027	100,000	95,910
3.70%, 8/15/2049	279,000	209,680
3.75%, 7/15/2025	498,000	490,600
3.75%, 10/15/2047	255,000	194,346
3.85%, 6/15/2028 (a)	300,000	288,375
3.88%, 12/15/2028 (a)	200,000	191,660
3.88%, 8/15/2059	291,000	215,718
3.95%, 10/15/2042	20,000	16,400
4.20%, 5/15/2032	185,000	174,039
4.20%, 1/15/2047	200,000	164,812
4.25%, 1/15/2029	150,000	146,121
4.25%, 3/15/2043	25,000	21,552
4.25%, 4/15/2047	1,056,000	878,497
4.25%, 6/15/2048	829,000	685,475
4.38%, 3/15/2042	100,000	87,869
4.50%, 4/15/2033 (a)	250,000	238,860
4.60%, 4/15/2027	250,000	247,940
4.63%, 7/15/2035	66,000	63,252
4.63%, 11/15/2041	150,000	135,542
4.70%, 4/15/2029 (a)	155,000	153,802
4.75%, 7/15/2045	550,000	498,459
4.75%, 5/15/2052	604,000	534,842
4.90%, 4/15/2031 (a)	500,000	495,260
4.95%, 5/15/2062	200,000	178,098
5.00%, 4/15/2034	300,000	295,998
5.05%, 4/15/2053 (a)	357,000	331,135
5.20%, 4/15/2063	422,000	391,747
5.25%, 2/15/2028 (a)	105,000	106,371
5.35%, 2/15/2033 (a)	300,000	303,912
5.38%, 4/15/2054	305,000	296,222
Security Description	Principal Amount	Value
5.50%, 4/15/2064	$250,000	$242,455
5.80%, 3/15/2036	71,000	74,199
5.88%, 2/15/2053	485,000	503,784
5.95%, 2/15/2041	100,000	104,497
6.05%, 2/15/2063	445,000	468,122
6.50%, 6/15/2037	281,000	308,445
6.63%, 11/15/2037	800,000	884,864
Universal Health Services, Inc.:
2.65%, 10/15/2030	50,000	42,624
2.65%, 1/15/2032	200,000	163,026
UPMC 5.38%, 5/15/2043 (a)	200,000	200,418
WakeMed Series A, 3.29%, 10/1/2052	50,000	35,026
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	169,000	150,342
		48,763,680
HOME BUILDERS — 0.1%
Lennar Corp.:
4.75%, 11/29/2027 (a)	71,000	70,007
5.25%, 6/1/2026	100,000	99,729
MDC Holdings, Inc. 6.00%, 1/15/2043	214,000	224,967
NVR, Inc. 3.00%, 5/15/2030	100,000	88,603
PulteGroup, Inc. 5.00%, 1/15/2027	149,000	147,878
Toll Brothers Finance Corp.:
4.88%, 11/15/2025	89,000	88,013
4.88%, 3/15/2027	25,000	24,629
		743,826
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	216,000	198,005
4.40%, 3/15/2029	498,000	455,301
Whirlpool Corp.:
4.50%, 6/1/2046 (a)	101,000	80,891
5.50%, 3/1/2033 (a)	125,000	123,245
5.75%, 3/1/2034	150,000	149,943
		1,007,385
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2025	50,000	48,897
3.10%, 8/15/2027	50,000	47,615
3.25%, 8/15/2032	25,000	22,342
4.60%, 3/1/2028 (a)	50,000	49,939
4.60%, 3/1/2033	50,000	49,094
4.80%, 3/2/2026	100,000	99,764
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029 (a)	1,240,000	1,087,716
3.13%, 12/1/2049	50,000	33,395
3.15%, 3/15/2027	70,000	66,840
4.15%, 3/15/2047	220,000	179,311

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.38%, 5/15/2028 (a)	$150,000	$146,943
5.15%, 5/15/2053 (a)	110,000	103,048
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	595,000	567,832
3.63%, 3/24/2032	305,000	273,057
4.00%, 3/24/2052 (a)	190,000	150,649
Kenvue, Inc. 5.20%, 3/22/2063	291,000	274,861
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	400,000	377,308
1.00%, 4/23/2026	200,000	186,766
1.90%, 2/1/2027	356,000	331,450
2.45%, 11/3/2026	91,000	86,205
2.70%, 2/2/2026	185,000	178,603
2.80%, 3/25/2027	400,000	380,200
3.00%, 3/25/2030 (a)	585,000	538,440
3.55%, 3/25/2040	218,000	182,124
3.60%, 3/25/2050 (a)	51,000	40,303
4.10%, 1/26/2026	280,000	276,461
4.35%, 1/29/2029	250,000	247,802
4.55%, 1/29/2034 (a)	250,000	245,302
Unilever Capital Corp.:
1.38%, 9/14/2030 (a)	50,000	40,729
1.75%, 8/12/2031	426,000	345,908
2.00%, 7/28/2026	206,000	193,621
2.13%, 9/6/2029	159,000	139,693
2.90%, 5/5/2027	152,000	144,098
3.50%, 3/22/2028	200,000	190,830
5.90%, 11/15/2032 (a)	478,000	507,832
		7,834,978
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	220,000	216,757
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	150,000	117,979
5.00%, 6/15/2052	25,000	23,213
5.60%, 11/15/2032	1,000	1,037
Clorox Co.:
1.80%, 5/15/2030	340,000	283,635
4.60%, 5/1/2032 (a)	170,000	164,732
Kimberly-Clark Corp.:
3.10%, 3/26/2030	300,000	274,290
3.20%, 4/25/2029 (a)	50,000	46,607
3.90%, 5/4/2047	265,000	209,443
6.63%, 8/1/2037	491,000	558,164
		1,895,857
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	285,000	338,600
Aflac, Inc.:
1.13%, 3/15/2026	266,000	248,447
4.75%, 1/15/2049 (a)	174,000	154,336
Alleghany Corp.:
3.25%, 8/15/2051	250,000	168,515
Security Description	Principal Amount	Value
3.63%, 5/15/2030	$300,000	$279,099
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	550,000	549,516
Allstate Corp.:
0.75%, 12/15/2025	400,000	374,048
5.05%, 6/24/2029	500,000	497,815
5.25%, 3/30/2033 (a)	80,000	79,679
5.95%, 4/1/2036	123,000	128,996
American Financial Group, Inc. 5.25%, 4/2/2030	20,000	19,862
American International Group, Inc.:
4.38%, 6/30/2050	330,000	273,065
4.50%, 7/16/2044	139,000	120,161
4.75%, 4/1/2048	310,000	273,525
American National Group, Inc. 5.00%, 6/15/2027	155,000	151,598
Aon Corp.:
2.80%, 5/15/2030	100,000	87,692
3.75%, 5/2/2029	680,000	638,255
4.50%, 12/15/2028	100,000	97,265
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	100,000	83,328
2.85%, 5/28/2027	270,000	253,327
3.90%, 2/28/2052 (a)	205,000	151,567
5.00%, 9/12/2032 (a)	200,000	194,728
5.35%, 2/28/2033	300,000	298,017
Aon Global Ltd.:
3.88%, 12/15/2025	175,000	171,020
4.60%, 6/14/2044	500,000	426,245
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	94,877
5.15%, 3/1/2029	200,000	199,464
5.30%, 3/1/2031	250,000	249,160
5.45%, 3/1/2034	350,000	348,442
5.75%, 3/1/2054	475,000	464,146
Arch Capital Group Ltd. 3.64%, 6/30/2050	100,000	72,077
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	100,000	61,253
3.50%, 5/20/2051	50,000	34,490
5.45%, 7/15/2034	250,000	248,015
5.50%, 3/2/2033	70,000	70,190
5.75%, 3/2/2053	125,000	121,456
5.75%, 7/15/2054	180,000	174,794
6.50%, 2/15/2034	180,000	190,442
Assurant, Inc. 3.70%, 2/22/2030	166,000	150,122
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	20,000	17,343
6.13%, 9/15/2028	40,000	41,189
Athene Holding Ltd.:
3.95%, 5/25/2051	86,000	61,613

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.13%, 1/12/2028	$25,000	$24,102
5.88%, 1/15/2034	250,000	247,360
6.15%, 4/3/2030	310,000	320,469
6.25%, 4/1/2054	65,000	65,029
6.65%, 2/1/2033 (a)	102,000	107,155
AXA SA 8.60%, 12/15/2030	75,000	88,217
AXIS Specialty Finance PLC 4.00%, 12/6/2027	50,000	47,944
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	200,000	164,376
2.30%, 3/15/2027	100,000	93,717
2.85%, 10/15/2050 (a)	600,000	386,022
3.85%, 3/15/2052	75,000	58,034
4.20%, 8/15/2048	236,000	198,120
4.25%, 1/15/2049	632,000	540,031
4.30%, 5/15/2043	85,000	74,372
4.40%, 5/15/2042 (a)	591,000	535,872
5.75%, 1/15/2040	428,000	454,801
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	484,205
4.50%, 2/11/2043 (a)	125,000	115,715
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	317,000	201,276
4.70%, 6/22/2047 (a)	375,000	291,049
5.63%, 5/15/2030 (a)	528,000	527,789
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	180,000	148,732
4.20%, 3/17/2032 (a)	90,000	82,186
5.65%, 6/11/2034	400,000	397,584
Chubb Corp. 6.00%, 5/11/2037	197,000	210,130
Chubb INA Holdings LLC:
2.85%, 12/15/2051	250,000	163,482
3.05%, 12/15/2061	110,000	69,929
3.35%, 5/3/2026	50,000	48,377
4.35%, 11/3/2045	200,000	172,720
5.00%, 3/15/2034	155,000	153,569
Cincinnati Financial Corp.:
6.13%, 11/1/2034	300,000	312,075
6.92%, 5/15/2028	37,000	39,155
CNA Financial Corp.:
4.50%, 3/1/2026	163,000	160,514
5.13%, 2/15/2034	90,000	87,176
5.50%, 6/15/2033	200,000	199,552
CNO Financial Group, Inc.:
5.25%, 5/30/2029 (a)	262,000	254,004
6.45%, 6/15/2034	150,000	149,913
Corebridge Financial, Inc.:
3.65%, 4/5/2027	278,000	266,146
3.90%, 4/5/2032 (a)	375,000	335,865
4.40%, 4/5/2052	206,000	162,176
5.75%, 1/15/2034	504,000	507,246
6.05%, 9/15/2033 (b)	15,000	15,356
Security Description	Principal Amount	Value
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	$49,000	$49,435
Enstar Finance LLC:
5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	25,000	24,142
5 yr. CMT + 5.47%, 5.75%, 9/1/2040 (c)	100,000	98,401
Enstar Group Ltd.:
3.10%, 9/1/2031	150,000	123,906
4.95%, 6/1/2029 (a)	57,000	54,757
Equitable Holdings, Inc.:
4.35%, 4/20/2028	164,000	158,757
5.00%, 4/20/2048	322,000	288,757
Essent Group Ltd. 6.25%, 7/1/2029 (d)	300,000	299,658
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	385,000	259,047
F&G Annuities & Life, Inc.:
6.50%, 6/4/2029	100,000	99,718
7.40%, 1/13/2028	200,000	206,464
Fairfax Financial Holdings Ltd.:
4.63%, 4/29/2030 (a)	250,000	238,310
4.85%, 4/17/2028 (a)	105,000	103,086
5.63%, 8/16/2032	59,000	58,294
6.00%, 12/7/2033 (b)	500,000	507,830
6.10%, 3/15/2055 (a) (b)	100,000	96,638
6.35%, 3/22/2054 (b)	280,000	280,314
Fidelity National Financial, Inc. 2.45%, 3/15/2031	500,000	407,870
First American Financial Corp.:
2.40%, 8/15/2031	100,000	79,768
4.00%, 5/15/2030 (a)	300,000	269,904
Globe Life, Inc. 4.55%, 9/15/2028 (a)	100,000	94,931
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	445,000	436,816
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	326,000	271,180
5.95%, 10/15/2036	100,000	104,082
Horace Mann Educators Corp. 7.25%, 9/15/2028	110,000	116,657
Jackson Financial, Inc. 5.17%, 6/8/2027	100,000	99,661
Kemper Corp. 2.40%, 9/30/2030 (a)	199,000	162,766
Lincoln National Corp.:
3.40%, 1/15/2031	250,000	220,062
3.80%, 3/1/2028 (a)	201,000	191,907
5.85%, 3/15/2034 (a)	155,000	154,654
7.00%, 6/15/2040 (a)	534,000	578,018
Loews Corp. 3.20%, 5/15/2030	75,000	68,003

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	$810,000	$776,012
4.15%, 3/4/2026	200,000	195,834
5.38%, 3/4/2046 (a)	100,000	96,298
Markel Group, Inc.:
3.45%, 5/7/2052	50,000	33,586
4.30%, 11/1/2047	100,000	79,900
5.00%, 4/5/2046	55,000	48,592
6.00%, 5/16/2054	205,000	202,944
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	38,000	32,382
2.38%, 12/15/2031	100,000	83,062
3.75%, 3/14/2026	35,000	34,164
4.20%, 3/1/2048 (a)	228,000	185,266
4.75%, 3/15/2039	50,000	46,503
4.90%, 3/15/2049	268,000	240,157
5.15%, 3/15/2034 (a)	180,000	179,662
5.40%, 9/15/2033	130,000	132,395
5.45%, 3/15/2053	225,000	218,878
5.45%, 3/15/2054	250,000	242,915
5.70%, 9/15/2053 (a)	915,000	924,269
5.75%, 11/1/2032	100,000	104,314
MetLife, Inc.:
4.05%, 3/1/2045	506,000	406,374
4.13%, 8/13/2042	385,000	319,215
4.55%, 3/23/2030 (a)	126,000	123,736
4.60%, 5/13/2046	94,000	81,842
4.72%, 12/15/2044	581,000	512,703
4.88%, 11/13/2043	237,000	215,720
5.25%, 1/15/2054 (a)	167,000	158,490
5.30%, 12/15/2034	250,000	249,340
5.38%, 7/15/2033 (a)	100,000	100,881
5.70%, 6/15/2035	160,000	164,302
5.88%, 2/6/2041	107,000	109,474
6.40%, 12/15/2066	278,000	281,489
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	15,000	15,148
NMI Holdings, Inc. 6.00%, 8/15/2029	200,000	198,308
Old Republic International Corp. 5.75%, 3/28/2034	300,000	298,122
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	250,000	208,970
3.70%, 5/15/2029	241,000	224,831
4.63%, 9/15/2042	50,000	44,336
5.38%, 3/15/2033	50,000	49,932
5.50%, 3/15/2053	200,000	191,836
Progressive Corp.:
3.20%, 3/26/2030 (a)	998,000	909,507
3.70%, 3/15/2052	25,000	18,655
3.95%, 3/26/2050	100,000	78,605
Security Description	Principal Amount	Value
4.13%, 4/15/2047	$50,000	$40,957
4.35%, 4/25/2044	25,000	21,476
4.95%, 6/15/2033	100,000	98,991
6.25%, 12/1/2032	100,000	106,992
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	200,000	144,866
3.91%, 12/7/2047	560,000	430,595
3.94%, 12/7/2049	573,000	434,643
Series MTN, 4.42%, 3/27/2048	100,000	83,086
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	842,000	795,345
Series MTN, 4.60%, 5/15/2044	350,000	305,364
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	350,000	324,835
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	127,000	124,480
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	50,000	51,244
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	10,000	8,964
3.63%, 3/24/2032	1,229,000	1,097,681
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	292,000	259,716
5.75%, 9/15/2034	300,000	298,953
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	650,000	650,630
SiriusPoint Ltd. 7.00%, 4/5/2029	100,000	101,111
Stewart Information Services Corp. 3.60%, 11/15/2031	125,000	103,386
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	190,000	238,763
Travelers Cos., Inc.:
4.00%, 5/30/2047	260,000	209,672
4.05%, 3/7/2048	15,000	12,210
4.10%, 3/4/2049	130,000	105,964
5.45%, 5/25/2053	275,000	275,476
Series MTN, 6.25%, 6/15/2037	81,000	87,418
6.75%, 6/20/2036	100,000	112,309
Unum Group:
4.13%, 6/15/2051	350,000	257,145
6.00%, 6/15/2054	200,000	191,478
W R Berkley Corp. 4.75%, 8/1/2044	214,000	189,491
Willis North America, Inc.:
4.65%, 6/15/2027	303,000	297,843
5.05%, 9/15/2048	200,000	174,364
5.35%, 5/15/2033	400,000	392,084
5.90%, 3/5/2054	300,000	291,183

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
XL Group Ltd. 5.25%, 12/15/2043	$50,000	$46,412
		41,007,190
INTERNET — 1.5%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	208,000	172,083
3.15%, 2/9/2051	7,000	4,456
3.25%, 2/9/2061	470,000	285,976
3.40%, 12/6/2027	337,000	318,212
4.20%, 12/6/2047 (a)	379,000	299,505
4.40%, 12/6/2057	445,000	350,816
4.50%, 11/28/2034	75,000	69,126
Alphabet, Inc.:
0.45%, 8/15/2025	200,000	190,410
1.90%, 8/15/2040	1,085,000	706,704
2.05%, 8/15/2050	300,000	170,343
2.25%, 8/15/2060	390,000	215,576
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	766,000	712,487
1.20%, 6/3/2027 (a)	482,000	435,251
1.50%, 6/3/2030	450,000	374,908
1.65%, 5/12/2028 (a)	150,000	133,587
2.10%, 5/12/2031 (a)	326,000	274,684
2.50%, 6/3/2050	620,000	379,217
2.70%, 6/3/2060	398,000	234,235
3.10%, 5/12/2051	375,000	257,678
3.15%, 8/22/2027	651,000	618,378
3.25%, 5/12/2061	799,000	532,925
3.30%, 4/13/2027	350,000	335,682
3.45%, 4/13/2029 (a)	900,000	853,839
3.60%, 4/13/2032	25,000	22,970
3.88%, 8/22/2037	679,000	599,577
3.95%, 4/13/2052	366,000	294,641
4.05%, 8/22/2047	622,000	518,219
4.10%, 4/13/2062	391,000	312,651
4.25%, 8/22/2057	400,000	335,052
4.55%, 12/1/2027	100,000	99,267
4.60%, 12/1/2025	322,000	319,897
4.65%, 12/1/2029 (a)	400,000	398,388
4.70%, 12/1/2032 (a)	675,000	669,026
4.80%, 12/5/2034	200,000	198,578
4.95%, 12/5/2044 (a)	817,000	789,565
5.20%, 12/3/2025 (a)	208,000	208,354
Baidu, Inc.:
1.72%, 4/9/2026 (a)	250,000	234,750
2.38%, 10/9/2030	2,000	1,700
2.38%, 8/23/2031 (a)	215,000	178,128
3.43%, 4/7/2030	200,000	182,512
3.63%, 7/6/2027	150,000	143,339
Booking Holdings, Inc.:
3.60%, 6/1/2026 (a)	225,000	218,804
4.63%, 4/13/2030 (a)	420,000	413,221
eBay, Inc.:
1.40%, 5/10/2026	175,000	162,797
2.70%, 3/11/2030 (a)	100,000	88,129
Security Description	Principal Amount	Value
3.60%, 6/5/2027	$300,000	$287,919
4.00%, 7/15/2042 (a)	825,000	659,876
5.90%, 11/22/2025	362,000	363,904
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	50,000	43,289
3.25%, 2/15/2030	240,000	216,406
3.80%, 2/15/2028 (a)	412,000	392,142
4.63%, 8/1/2027 (a)	325,000	319,020
JD.com, Inc. 3.38%, 1/14/2030	100,000	91,046
Meta Platforms, Inc.:
3.50%, 8/15/2027	254,000	243,952
3.85%, 8/15/2032	450,000	418,693
4.45%, 8/15/2052	905,000	780,327
4.60%, 5/15/2028 (a)	200,000	199,218
4.65%, 8/15/2062	300,000	259,185
4.80%, 5/15/2030	95,000	95,146
4.95%, 5/15/2033 (a)	339,000	340,651
5.60%, 5/15/2053	560,000	571,620
5.75%, 5/15/2063	454,000	466,830
Netflix, Inc.:
4.38%, 11/15/2026	400,000	392,864
4.88%, 4/15/2028 (a)	100,000	99,405
6.38%, 5/15/2029	300,000	316,098
Tencent Music Entertainment Group:
1.38%, 9/3/2025	432,000	411,562
2.00%, 9/3/2030	430,000	355,485
VeriSign, Inc. 4.75%, 7/15/2027	50,000	49,100
Weibo Corp. 3.38%, 7/8/2030 (a)	27,000	23,603
		21,712,984
INVESTMENT COMPANY SECURITY — 0.8%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (b)	575,000	578,088
Ares Capital Corp. 5.95%, 7/15/2029	65,000	63,868
ARES Capital Corp.:
2.15%, 7/15/2026 (a)	8,000	7,392
2.88%, 6/15/2027	300,000	274,431
2.88%, 6/15/2028	250,000	221,555
3.20%, 11/15/2031	1,000	824
3.25%, 7/15/2025	37,000	35,979
3.88%, 1/15/2026	407,000	392,902
5.88%, 3/1/2029	251,000	247,077
7.00%, 1/15/2027	390,000	396,517
Ares Strategic Income Fund 6.35%, 8/15/2029 (b)	350,000	347,105
Barings BDC, Inc. 7.00%, 2/15/2029	155,000	155,507
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	115,000	112,275

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Blackstone Private Credit Fund:
2.63%, 12/15/2026	$274,000	$250,674
3.25%, 3/15/2027	200,000	184,654
4.00%, 1/15/2029 (a)	300,000	273,732
6.25%, 1/25/2031 (a) (b)	214,000	212,292
7.30%, 11/27/2028 (b)	300,000	310,674
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	136,000	122,790
2.75%, 9/16/2026	385,000	356,456
2.85%, 9/30/2028	374,000	327,822
3.63%, 1/15/2026	150,000	144,001
Blue Owl Capital Corp.:
2.63%, 1/15/2027	122,000	111,521
2.88%, 6/11/2028 (a)	600,000	530,634
3.75%, 7/22/2025	321,000	312,962
5.95%, 3/15/2029 (a)	215,000	211,758
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (b)	70,000	72,164
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	100,000	92,726
6.60%, 9/15/2029 (a) (b)	40,000	39,452
6.65%, 3/15/2031	145,000	141,825
7.75%, 1/15/2029	175,000	180,430
7.95%, 6/13/2028	350,000	361,910
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (b)	90,000	88,042
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (a) (b)	190,000	189,590
FS KKR Capital Corp.:
3.13%, 10/12/2028 (a)	369,000	320,384
3.40%, 1/15/2026	219,000	208,451
6.88%, 8/15/2029	150,000	148,675
7.88%, 1/15/2029	100,000	103,300
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	200,000	201,594
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	160,000	147,395
6.00%, 7/15/2029	250,000	245,417
7.05%, 12/5/2028	125,000	127,509
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (b) (d)	250,000	245,885
HPS Corporate Lending Fund:
6.25%, 9/30/2029 (a) (b)	200,000	197,632
6.75%, 1/30/2029 (b)	125,000	125,834
Main Street Capital Corp. 6.50%, 6/4/2027	100,000	100,069
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (b)	115,000	112,484
New Mountain Finance Corp. 6.88%, 2/1/2029	75,000	73,223
Security Description	Principal Amount	Value
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	$50,000	$45,365
7.10%, 2/15/2029	100,000	101,178
Oaktree Strategic Credit Fund 8.40%, 11/14/2028 (b)	40,000	42,238
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	50,000	45,954
3.44%, 10/15/2028 (a)	218,000	186,113
3.71%, 1/22/2026 (a)	470,000	448,324
Sixth Street Lending Partners 6.50%, 3/11/2029 (b)	560,000	554,254
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	810,000	827,229
		11,958,136
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	720,000	706,882
6.00%, 6/17/2034	75,000	74,956
6.35%, 6/17/2054 (a)	200,000	194,420
6.75%, 3/1/2041	465,000	475,662
6.80%, 11/29/2032 (a)	75,000	79,123
7.00%, 10/15/2039 (a)	340,000	365,378
Nucor Corp.:
2.98%, 12/15/2055	100,000	61,434
3.85%, 4/1/2052	573,000	434,277
4.30%, 5/23/2027	85,000	83,180
4.40%, 5/1/2048 (a)	25,000	21,293
Steel Dynamics, Inc. 5.38%, 8/15/2034 (d)	105,000	103,107
Vale Overseas Ltd.:
3.75%, 7/8/2030	440,000	395,899
6.13%, 6/12/2033 (a)	621,000	624,453
6.40%, 6/28/2054 (a)	200,000	196,712
6.88%, 11/21/2036 (a)	320,000	341,654
6.88%, 11/10/2039 (a)	175,000	186,364
8.25%, 1/17/2034	100,000	116,969
		4,461,763
IT SERVICES — 0.3%
Apple, Inc.:
4.00%, 5/10/2028 (a)	140,000	137,082
4.42%, 5/8/2026 (a)	145,000	144,123
4.85%, 5/10/2053 (a)	325,000	314,993
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	375,000	385,185
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	268,000	196,120
3.45%, 12/15/2051 (a)	468,000	316,934
5.40%, 4/15/2034	500,000	494,790
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	125,000	126,420

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	$200,000	$201,238
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	459,000	453,414
4.60%, 2/5/2029	250,000	245,453
4.70%, 2/5/2026	400,000	397,016
4.75%, 2/5/2031	550,000	538,697
4.90%, 2/5/2034	250,000	242,618
5.25%, 2/5/2044	250,000	236,865
5.30%, 2/5/2054	100,000	93,661
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	113,000	114,811
		4,639,420
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	643,000	513,558
4.40%, 9/15/2032 (a)	240,000	213,662
5.85%, 3/18/2029	115,000	115,016
Harley-Davidson, Inc. 3.50%, 7/28/2025	100,000	97,675
Polaris, Inc. 6.95%, 3/15/2029 (a)	250,000	262,010
		1,201,921
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	100,000	89,854
5.85%, 8/1/2034 (d)	160,000	157,584
Hyatt Hotels Corp.:
4.85%, 3/15/2026	549,000	542,747
5.25%, 6/30/2029 (a)	100,000	99,192
5.50%, 6/30/2034	105,000	102,158
5.75%, 1/30/2027	147,000	148,314
Las Vegas Sands Corp.:
5.90%, 6/1/2027	300,000	301,524
6.00%, 8/15/2029	200,000	201,508
6.20%, 8/15/2034	200,000	201,280
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	113,000	91,236
Series R, 3.13%, 6/15/2026	50,000	47,983
Series GG, 3.50%, 10/15/2032 (a)	102,000	88,539
Series FF, 4.63%, 6/15/2030	126,000	122,267
4.88%, 5/15/2029 (a)	277,000	273,490
4.90%, 4/15/2029	800,000	791,488
5.00%, 10/15/2027	51,000	50,863
5.30%, 5/15/2034 (a)	310,000	304,237
5.55%, 10/15/2028	100,000	101,334
Sands China Ltd.:
2.85%, 3/8/2029	500,000	437,620
3.25%, 8/8/2031	150,000	125,951
4.05%, 1/8/2026	150,000	145,161
Security Description	Principal Amount	Value
4.38%, 6/18/2030	$90,000	$82,859
5.13%, 8/8/2025	350,000	347,148
5.40%, 8/8/2028 (a)	300,000	293,724
		5,148,061
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	100,000	94,278
0.90%, 3/2/2026	226,000	210,813
Series MTN, 1.15%, 9/14/2026	200,000	183,812
Series MTN, 1.70%, 1/8/2027	150,000	138,507
2.40%, 8/9/2026	50,000	47,346
Series MTN, 3.65%, 8/12/2025	649,000	637,363
Series DMTN, 4.35%, 5/15/2026	100,000	98,652
4.50%, 1/8/2027	315,000	311,831
4.80%, 1/6/2026	250,000	248,770
4.85%, 2/27/2029 (a)	350,000	350,105
5.00%, 5/14/2027	250,000	250,330
5.05%, 2/27/2026	350,000	350,000
5.15%, 8/11/2025	100,000	99,825
Caterpillar, Inc.:
2.60%, 9/19/2029	124,000	111,238
2.60%, 4/9/2030 (a)	183,000	162,488
3.25%, 9/19/2049 (a)	200,000	142,020
3.25%, 4/9/2050	100,000	71,224
3.80%, 8/15/2042	900,000	729,306
5.20%, 5/27/2041	178,000	173,682
Oshkosh Corp. 4.60%, 5/15/2028	100,000	97,389
		4,508,979
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp.:
5.45%, 3/21/2027	515,000	516,123
5.80%, 3/21/2034	155,000	154,324
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	23,110
4.55%, 4/10/2028 (a)	160,000	156,451
5.10%, 4/20/2029	250,000	249,075
5.50%, 1/12/2029 (a)	250,000	252,560
Deere & Co.:
3.10%, 4/15/2030	350,000	318,139
3.75%, 4/15/2050	150,000	117,645
Dover Corp.:
2.95%, 11/4/2029 (a)	47,000	42,469
3.15%, 11/15/2025	50,000	48,446
Flowserve Corp.:
2.80%, 1/15/2032 (a)	50,000	41,031
3.50%, 10/1/2030	441,000	392,023

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	$175,000	$174,984
5.20%, 6/15/2027	500,000	501,265
5.40%, 8/14/2028	100,000	100,891
5.45%, 6/15/2034 (a)	105,000	105,853
5.70%, 6/15/2054	85,000	85,591
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026 (a)	50,000	46,740
Series MTN, 1.05%, 6/17/2026	443,000	410,165
Series MTN, 1.30%, 10/13/2026	50,000	45,967
Series MTN, 1.50%, 3/6/2028	100,000	88,519
Series MTN, 1.70%, 1/11/2027	250,000	230,525
Series MTN, 1.75%, 3/9/2027	150,000	137,806
Series MTN, 2.25%, 9/14/2026	149,000	140,206
Series MTN, 2.35%, 3/8/2027	50,000	46,762
Series MTN, 2.45%, 1/9/2030	549,000	484,915
Series MTN, 2.65%, 6/10/2026 (a)	75,000	71,670
Series MTN, 2.80%, 7/18/2029	100,000	90,627
Series MTN, 3.40%, 9/11/2025	15,000	14,678
Series MTN, 3.90%, 6/7/2032 (a)	406,000	375,753
Series MTN, 4.05%, 9/8/2025	40,000	39,453
Series MTN, 4.15%, 9/15/2027	169,000	165,243
Series MTN, 4.35%, 9/15/2032	101,000	96,528
4.50%, 1/8/2027	300,000	296,940
4.50%, 1/16/2029	250,000	245,692
Series MTN, 4.70%, 6/10/2030 (a)	365,000	361,481
Series MTN, 4.75%, 1/20/2028	200,000	199,150
Series MTN, 4.80%, 1/9/2026	265,000	263,341
Series MTN, 4.85%, 3/5/2027	250,000	249,105
Series MTN, 4.85%, 6/11/2029	250,000	249,192
Series MTN, 4.90%, 6/11/2027	220,000	219,490
Series MTN, 4.90%, 3/3/2028	535,000	534,963
Series MTN, 4.90%, 3/7/2031	250,000	248,680
Security Description	Principal Amount	Value
Series MTN, 4.95%, 3/6/2026	$170,000	$169,709
Series MTN, 4.95%, 7/14/2028	55,000	55,058
Series FXD, 5.05%, 3/3/2026 (a)	173,000	173,074
Series MTN, 5.05%, 6/12/2034	250,000	248,232
Series MTN, 5.10%, 4/11/2034	250,000	249,237
Series I, 5.15%, 9/8/2033 (a)	475,000	476,145
Series MTN, 5.15%, 9/8/2026	100,000	100,123
5.30%, 9/8/2025	100,000	100,079
Nordson Corp. 5.80%, 9/15/2033	100,000	102,637
nVent Finance SARL:
2.75%, 11/15/2031	100,000	82,389
5.65%, 5/15/2033	50,000	49,835
Otis Worldwide Corp.:
2.57%, 2/15/2030	72,000	63,176
3.11%, 2/15/2040	790,000	587,318
5.25%, 8/16/2028	55,000	55,279
Rockwell Automation, Inc.:
2.80%, 8/15/2061	100,000	57,432
4.20%, 3/1/2049 (a)	30,000	25,089
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	406,000	398,083
5.61%, 3/11/2034	45,000	45,228
Xylem, Inc.:
2.25%, 1/30/2031	50,000	41,963
3.25%, 11/1/2026 (a)	100,000	95,605
		11,809,262
MEDIA — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	360,000	307,940
2.30%, 2/1/2032 (a)	150,000	115,943
3.50%, 6/1/2041	200,000	134,438
3.50%, 3/1/2042	700,000	467,369
3.75%, 2/15/2028	667,000	620,277
3.85%, 4/1/2061	200,000	117,248
3.95%, 6/30/2062	225,000	133,308
4.20%, 3/15/2028	300,000	283,497
4.40%, 4/1/2033 (a)	100,000	88,336
4.40%, 12/1/2061	79,000	51,569
4.80%, 3/1/2050	1,020,000	749,731
4.91%, 7/23/2025	24,000	23,795
5.05%, 3/30/2029	643,000	618,354
5.13%, 7/1/2049	265,000	203,904
5.25%, 4/1/2053	200,000	157,138

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.38%, 4/1/2038	$935,000	$816,320
5.38%, 5/1/2047	657,000	525,199
5.50%, 4/1/2063	100,000	77,711
5.75%, 4/1/2048	770,000	645,460
6.10%, 6/1/2029	115,000	115,422
6.15%, 11/10/2026	295,000	297,758
6.38%, 10/23/2035	500,000	487,415
6.48%, 10/23/2045	687,000	628,371
6.55%, 6/1/2034	180,000	180,320
6.65%, 2/1/2034 (a)	143,000	144,471
6.83%, 10/23/2055	219,000	207,457
Comcast Corp.:
1.50%, 2/15/2031	200,000	160,586
1.95%, 1/15/2031	450,000	371,394
2.35%, 1/15/2027	100,000	93,646
2.45%, 8/15/2052	125,000	70,376
2.65%, 2/1/2030	355,000	314,267
2.80%, 1/15/2051	280,000	172,581
2.89%, 11/1/2051	1,011,000	631,238
2.94%, 11/1/2056	906,000	546,599
2.99%, 11/1/2063	875,000	513,310
3.15%, 3/1/2026 (a)	640,000	618,752
3.30%, 4/1/2027	332,000	317,508
3.38%, 8/15/2025	865,000	847,415
3.40%, 4/1/2030 (a)	794,000	729,916
3.40%, 7/15/2046	149,000	107,615
3.45%, 2/1/2050	725,000	512,089
3.55%, 5/1/2028	566,000	537,530
3.75%, 4/1/2040	881,000	715,918
3.90%, 3/1/2038	449,000	380,083
3.95%, 10/15/2025	100,000	98,424
3.97%, 11/1/2047	1,286,000	1,002,437
4.00%, 3/1/2048	794,000	623,743
4.00%, 11/1/2049	384,000	299,290
4.05%, 11/1/2052	327,000	253,402
4.15%, 10/15/2028	150,000	145,256
4.20%, 8/15/2034	200,000	183,338
4.25%, 10/15/2030	610,000	584,923
4.25%, 1/15/2033	208,000	194,405
4.55%, 1/15/2029 (a)	224,000	220,517
4.60%, 10/15/2038 (a)	50,000	45,509
4.60%, 8/15/2045	90,000	78,256
4.65%, 2/15/2033	200,000	193,036
4.65%, 7/15/2042	50,000	44,772
4.70%, 10/15/2048 (a)	500,000	442,665
4.95%, 10/15/2058	176,000	157,179
5.10%, 6/1/2029 (a)	500,000	503,170
5.25%, 11/7/2025	64,000	63,958
5.30%, 6/1/2034 (a)	1,050,000	1,052,131
5.35%, 5/15/2053	400,000	383,240
5.50%, 11/15/2032	525,000	536,970
5.50%, 5/15/2064	300,000	288,669
5.65%, 6/1/2054	140,000	139,796
7.05%, 3/15/2033	250,000	279,277
Security Description	Principal Amount	Value
Discovery Communications LLC:
3.63%, 5/15/2030	$200,000	$175,984
3.95%, 3/20/2028	150,000	140,231
4.00%, 9/15/2055	100,000	64,662
4.13%, 5/15/2029	152,000	140,342
4.90%, 3/11/2026	650,000	640,562
5.00%, 9/20/2037	150,000	128,336
6.35%, 6/1/2040	80,000	76,352
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	100,000	93,526
3.45%, 3/1/2032	200,000	174,302
Fox Corp.:
4.71%, 1/25/2029	290,000	284,815
5.48%, 1/25/2039	300,000	285,948
5.58%, 1/25/2049 (a)	723,000	663,461
6.50%, 10/13/2033	500,000	523,970
Grupo Televisa SAB:
6.63%, 1/15/2040 (a)	250,000	246,580
8.50%, 3/11/2032	200,000	227,474
NBCUniversal Media LLC:
5.95%, 4/1/2041 (a)	150,000	155,286
6.40%, 4/30/2040	250,000	266,642
Paramount Global:
2.90%, 1/15/2027	146,000	134,757
3.70%, 6/1/2028	400,000	360,960
4.38%, 3/15/2043	200,000	132,648
4.60%, 1/15/2045	209,000	141,361
4.85%, 7/1/2042	155,000	112,587
4.90%, 8/15/2044	65,000	45,089
4.95%, 1/15/2031 (a)	200,000	175,886
5.25%, 4/1/2044	50,000	36,292
5.50%, 5/15/2033	50,000	43,018
5.85%, 9/1/2043	211,000	165,736
6.88%, 4/30/2036	181,000	169,353
7.88%, 7/30/2030	1,019,000	1,045,209
TCI Communications, Inc. 7.88%, 2/15/2026	80,000	83,300
Thomson Reuters Corp.:
3.35%, 5/15/2026	25,000	24,102
5.85%, 4/15/2040	150,000	153,836
Time Warner Cable LLC:
4.50%, 9/15/2042	153,000	112,235
5.50%, 9/1/2041	165,000	137,905
5.88%, 11/15/2040	628,000	546,272
6.55%, 5/1/2037	211,000	199,882
6.75%, 6/15/2039	802,000	776,665
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	58,000	54,230
3.00%, 2/13/2026	550,000	530,601
Series MTN, 3.00%, 7/30/2046	50,000	34,062
Series GMTN, 3.15%, 9/17/2025	400,000	389,844

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series GMTN, 4.13%, 6/1/2044	$300,000	$250,146
Series MTN, 7.00%, 3/1/2032 (a)	60,000	66,851
Walt Disney Co.:
2.00%, 9/1/2029 (a)	307,000	266,599
2.20%, 1/13/2028 (a)	550,000	502,991
2.65%, 1/13/2031	953,000	831,378
2.75%, 9/1/2049	110,000	69,836
3.50%, 5/13/2040	400,000	318,984
3.60%, 1/13/2051	810,000	603,920
3.70%, 10/15/2025	200,000	196,180
3.80%, 5/13/2060	157,000	116,386
4.70%, 3/23/2050 (a)	370,000	334,191
4.75%, 9/15/2044	210,000	189,699
4.75%, 11/15/2046 (a)	200,000	179,770
4.95%, 10/15/2045	371,000	344,507
5.40%, 10/1/2043	500,000	493,950
6.15%, 2/15/2041	150,000	160,590
6.20%, 12/15/2034	100,000	108,658
6.55%, 3/15/2033 (a)	425,000	467,938
7.75%, 12/1/2045 (a)	210,000	265,230
		39,316,044
METAL FABRICATE & HARDWARE — 0.0% (e)
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	45,158
5.25%, 10/1/2054 (a)	100,000	89,484
		134,642
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	16,000	14,354
3.75%, 10/1/2030	160,000	139,850
Barrick North America Finance LLC 5.75%, 5/1/2043 (a)	180,000	178,880
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	319,000	324,579
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028 (a)	200,000	198,666
4.88%, 2/27/2026	150,000	148,917
5.00%, 9/30/2043	1,413,000	1,321,452
5.10%, 9/8/2028	200,000	200,778
5.25%, 9/8/2026	175,000	175,294
5.25%, 9/8/2033	300,000	300,312
5.50%, 9/8/2053	160,000	158,581
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	178,000	170,821
4.25%, 3/1/2030	250,000	236,443
4.38%, 8/1/2028	270,000	260,763
5.45%, 3/15/2043 (a)	950,000	896,145
Newmont Corp.:
2.25%, 10/1/2030	50,000	42,640
Security Description	Principal Amount	Value
2.60%, 7/15/2032 (a)	$364,000	$303,496
2.80%, 10/1/2029 (a)	700,000	627,872
4.88%, 3/15/2042 (a)	50,000	46,118
5.45%, 6/9/2044	200,000	193,178
5.88%, 4/1/2035	54,000	55,844
6.25%, 10/1/2039	85,000	89,690
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030 (b)	30,000	27,089
5.30%, 3/15/2026 (b)	165,000	164,906
5.35%, 3/15/2034 (b)	200,000	199,642
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	950,000	1,006,743
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	211,000	130,729
7.13%, 7/15/2028 (a)	150,000	161,756
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	50,000	42,331
5.13%, 3/9/2053	654,000	615,453
Southern Copper Corp.:
5.25%, 11/8/2042	491,000	457,126
6.75%, 4/16/2040	115,000	125,043
		9,015,491
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.38%, 8/26/2029	328,000	286,619
2.88%, 10/15/2027	94,000	87,703
Series MTN, 3.00%, 8/7/2025	50,000	48,700
3.05%, 4/15/2030 (a)	302,000	270,966
3.25%, 8/26/2049 (a)	341,000	231,147
Series MTN, 3.38%, 3/1/2029 (a)	50,000	46,392
Series MTN, 3.63%, 10/15/2047	309,000	223,531
3.70%, 4/15/2050	200,000	145,368
Series MTN, 3.88%, 6/15/2044	100,000	77,130
Series MTN, 4.00%, 9/14/2048	324,000	257,327
Series MTN, 5.70%, 3/15/2037	115,000	119,306
Carlisle Cos., Inc. 2.75%, 3/1/2030 (a)	761,000	670,380
Eaton Corp.:
4.15%, 3/15/2033 (a)	85,000	79,624
4.15%, 11/2/2042	250,000	212,627
4.35%, 5/18/2028	455,000	445,955
4.70%, 8/23/2052	214,000	193,621
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	19,000	18,484
4.42%, 11/15/2035	477,000	440,018

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
General Electric Co. Series MTN, 6.75%, 3/15/2032	$173,000	$189,471
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	200,000	166,740
4.88%, 9/15/2041	300,000	284,394
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	330,000	257,644
4.10%, 3/1/2047 (b)	150,000	119,703
Series MTN, 4.45%, 11/21/2044	110,000	93,678
4.50%, 9/15/2029	200,000	194,878
Pentair Finance SARL 4.50%, 7/1/2029	75,000	72,609
Teledyne Technologies, Inc. 2.75%, 4/1/2031 (a)	319,000	272,748
Textron, Inc.:
2.45%, 3/15/2031	80,000	66,902
3.65%, 3/15/2027	253,000	242,559
3.90%, 9/17/2029	190,000	178,245
6.10%, 11/15/2033	730,000	756,251
		6,750,720
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	90,000	84,196
3.25%, 2/15/2029	300,000	270,693
3.28%, 12/1/2028	553,000	503,611
4.25%, 4/1/2028	375,000	357,780
		1,216,280
OIL & GAS — 3.1%
Apache Corp.:
4.25%, 1/15/2030 (a)	2,000	1,856
4.75%, 4/15/2043 (a)	100,000	79,638
5.10%, 9/1/2040	309,000	263,732
5.25%, 2/1/2042	350,000	301,651
5.35%, 7/1/2049	200,000	167,544
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	122,000	101,400
2.72%, 1/12/2032	479,000	407,471
2.77%, 11/10/2050	725,000	446,237
2.94%, 6/4/2051 (a)	855,000	543,412
3.00%, 2/24/2050	100,000	65,121
3.00%, 3/17/2052 (a)	100,000	64,294
3.02%, 1/16/2027	200,000	190,008
3.06%, 6/17/2041	800,000	582,752
3.07%, 3/30/2050	52,000	47,839
3.38%, 2/8/2061	625,000	412,856
3.41%, 2/11/2026	300,000	291,669
3.59%, 4/14/2027	139,000	133,721
3.63%, 4/6/2030	1,000	932
3.80%, 9/21/2025	510,000	501,202
3.94%, 9/21/2028	359,000	344,453
4.23%, 11/6/2028	110,000	106,648
Security Description	Principal Amount	Value
4.70%, 4/10/2029	$250,000	$246,400
4.81%, 2/13/2033	630,000	610,835
4.89%, 9/11/2033	180,000	175,232
4.97%, 10/17/2029	250,000	249,310
4.99%, 4/10/2034	250,000	244,515
5.02%, 11/17/2027	250,000	249,803
5.23%, 11/17/2034	220,000	218,379
BP Capital Markets PLC:
3.72%, 11/28/2028	150,000	142,559
5 yr. CMT + 2.15%, 6.45%, 12/1/2033 (c)	150,000	154,256
Burlington Resources LLC 7.20%, 8/15/2031	150,000	168,387
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	200,000	192,712
Series GMTN, 4.95%, 6/1/2047	300,000	260,796
6.25%, 3/15/2038	520,000	532,865
6.75%, 2/1/2039	286,000	303,191
Cenovus Energy, Inc.:
2.65%, 1/15/2032	250,000	206,820
3.75%, 2/15/2052	250,000	176,530
5.40%, 6/15/2047	140,000	128,748
Chevron Corp.:
2.00%, 5/11/2027	263,000	243,017
2.24%, 5/11/2030 (a)	1,415,000	1,225,164
2.95%, 5/16/2026	362,000	348,392
Chevron USA, Inc.:
2.34%, 8/12/2050	403,000	233,849
3.25%, 10/15/2029	50,000	46,403
Conoco Funding Co. 7.25%, 10/15/2031	275,000	308,655
ConocoPhillips Co.:
4.03%, 3/15/2062	1,084,000	816,631
5.05%, 9/15/2033	60,000	59,491
5.30%, 5/15/2053	315,000	299,345
5.55%, 3/15/2054	525,000	517,109
5.70%, 9/15/2063	430,000	428,684
6.95%, 4/15/2029	200,000	216,768
Continental Resources, Inc. 4.90%, 6/1/2044	469,000	383,454
Coterra Energy, Inc.:
4.38%, 3/15/2029	56,000	53,477
5.60%, 3/15/2034	350,000	349,160
Devon Energy Corp.:
4.75%, 5/15/2042	395,000	330,591
5.00%, 6/15/2045	225,000	191,709
5.60%, 7/15/2041 (a)	407,000	378,722
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (a)	350,000	307,899
3.50%, 12/1/2029	60,000	55,377
4.25%, 3/15/2052	200,000	155,010
4.40%, 3/24/2051 (a)	124,000	98,837
5.15%, 1/30/2030 (a)	125,000	124,403
5.20%, 4/18/2027	250,000	250,105

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.40%, 4/18/2034	$165,000	$163,325
5.75%, 4/18/2054	325,000	314,899
5.90%, 4/18/2064	78,000	75,300
6.25%, 3/15/2033	370,000	387,031
6.25%, 3/15/2053	363,000	374,729
Eni USA, Inc. 7.30%, 11/15/2027	1,000	1,059
EOG Resources, Inc.:
4.15%, 1/15/2026	250,000	246,180
4.95%, 4/15/2050	200,000	183,436
EQT Corp.:
3.90%, 10/1/2027 (a)	350,000	334,471
5.70%, 4/1/2028	211,000	212,969
5.75%, 2/1/2034 (a)	250,000	247,453
7.00%, 2/1/2030 (a)	320,000	339,498
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	150,000	134,076
2.61%, 10/15/2030	1,050,000	921,490
3.04%, 3/1/2026	324,000	313,405
3.10%, 8/16/2049	300,000	203,445
3.45%, 4/15/2051	815,000	588,471
3.48%, 3/19/2030	994,000	926,656
3.57%, 3/6/2045	300,000	228,972
4.11%, 3/1/2046	614,000	506,882
4.23%, 3/19/2040	70,000	61,634
4.33%, 3/19/2050	753,000	634,568
Helmerich & Payne, Inc. 2.90%, 9/29/2031	355,000	295,715
Hess Corp.:
5.60%, 2/15/2041	266,000	265,404
5.80%, 4/1/2047	200,000	202,486
6.00%, 1/15/2040	207,000	213,899
7.13%, 3/15/2033	100,000	112,253
7.30%, 8/15/2031	155,000	172,803
7.88%, 10/1/2029	328,000	367,009
HF Sinclair Corp.:
4.50%, 10/1/2030	100,000	93,804
5.88%, 4/1/2026	140,000	140,270
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	200,000	195,742
5.30%, 4/1/2029 (a)	350,000	351,508
5.70%, 4/1/2034	100,000	101,810
6.60%, 10/1/2037	120,000	129,983
6.80%, 3/15/2032	480,000	522,235
Marathon Petroleum Corp.:
4.50%, 4/1/2048	100,000	80,466
4.75%, 9/15/2044	130,000	110,839
6.50%, 3/1/2041	575,000	598,201
Occidental Petroleum Corp.:
5.55%, 3/15/2026	200,000	199,660
5.88%, 9/1/2025	50,000	50,055
6.45%, 9/15/2036	441,000	460,104
6.60%, 3/15/2046 (a)	523,000	545,060
6.63%, 9/1/2030	155,000	162,494
7.50%, 5/1/2031	300,000	330,366
Security Description	Principal Amount	Value
8.50%, 7/15/2027	$100,000	$107,090
8.88%, 7/15/2030	600,000	691,668
Ovintiv, Inc.:
5.38%, 1/1/2026	500,000	497,600
5.65%, 5/15/2028 (a)	140,000	141,590
6.25%, 7/15/2033 (a)	506,000	521,565
7.10%, 7/15/2053	242,000	265,491
7.20%, 11/1/2031	53,000	57,098
7.38%, 11/1/2031	13,000	14,126
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	215,000	202,255
7.15%, 10/1/2033 (a)	275,000	291,393
Phillips 66 Co.:
2.15%, 12/15/2030	555,000	463,997
3.15%, 12/15/2029	184,000	166,651
3.30%, 3/15/2052	168,000	109,963
4.65%, 11/15/2034	100,000	92,928
4.90%, 10/1/2046	82,000	72,186
5.25%, 6/15/2031	400,000	398,476
5.30%, 6/30/2033	600,000	593,802
5.65%, 6/15/2054	400,000	384,360
5.88%, 5/1/2042 (a)	50,000	50,342
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	401,000	376,294
1.90%, 8/15/2030	185,000	154,967
2.15%, 1/15/2031	200,000	167,980
5.10%, 3/29/2026	95,000	94,827
Shell International Finance BV:
2.38%, 11/7/2029 (a)	500,000	441,055
2.50%, 9/12/2026	239,000	226,297
2.75%, 4/6/2030	651,000	580,679
2.88%, 5/10/2026	100,000	96,075
3.00%, 11/26/2051	1,000,000	654,440
3.13%, 11/7/2049	400,000	271,748
3.25%, 4/6/2050	111,000	77,146
3.75%, 9/12/2046	260,000	201,120
3.88%, 11/13/2028	100,000	95,952
4.00%, 5/10/2046	874,000	703,535
4.38%, 5/11/2045	448,000	382,538
4.55%, 8/12/2043	876,000	779,938
6.38%, 12/15/2038	225,000	247,950
Suncor Energy, Inc.:
4.00%, 11/15/2047	600,000	450,402
6.50%, 6/15/2038	514,000	538,400
6.80%, 5/15/2038	221,000	235,845
6.85%, 6/1/2039	261,000	281,097
Tosco Corp. 8.13%, 2/15/2030	30,000	34,695
TotalEnergies Capital International SA:
2.83%, 1/10/2030	310,000	277,986
3.13%, 5/29/2050 (a)	291,000	196,725
3.39%, 6/29/2060	130,000	87,109
3.46%, 7/12/2049 (a)	1,250,000	908,100

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TotalEnergies Capital SA:
3.88%, 10/11/2028 (a)	$100,000	$95,988
5.15%, 4/5/2034 (a)	125,000	125,131
5.49%, 4/5/2054	300,000	296,019
5.64%, 4/5/2064	400,000	396,528
Valero Energy Corp.:
3.65%, 12/1/2051	253,000	174,995
4.00%, 6/1/2052	100,000	73,291
6.63%, 6/15/2037	645,000	687,938
7.50%, 4/15/2032	218,000	246,039
		45,621,551
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	388,000	368,972
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
3.34%, 12/15/2027 (a)	250,000	236,543
4.08%, 12/15/2047 (a)	412,000	329,526
4.49%, 5/1/2030	100,000	97,224
Halliburton Co.:
4.50%, 11/15/2041	66,000	56,984
4.75%, 8/1/2043 (a)	200,000	176,028
5.00%, 11/15/2045 (a)	704,000	637,296
6.70%, 9/15/2038	100,000	109,923
NOV, Inc. 3.60%, 12/1/2029 (a)	420,000	386,257
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	301,000	287,187
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	150,000	132,128
4.85%, 5/15/2033	50,000	48,990
5.00%, 6/1/2034	250,000	246,000
		3,113,058
PACKAGING & CONTAINERS — 0.2%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	760,000	651,601
2.69%, 5/25/2031	35,000	29,425
Amcor Group Finance PLC 5.45%, 5/23/2029 (a)	323,000	324,189
AptarGroup, Inc. 3.60%, 3/15/2032	300,000	261,756
Berry Global, Inc.:
5.50%, 4/15/2028	730,000	728,941
5.65%, 1/15/2034 (a) (b)	285,000	279,434
Packaging Corp. of America:
3.00%, 12/15/2029	150,000	134,024
5.70%, 12/1/2033 (a)	140,000	142,275
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (b)	50,000	49,652
Sonoco Products Co. 2.85%, 2/1/2032 (a)	195,000	161,986
Security Description	Principal Amount	Value
WestRock MWV LLC 8.20%, 1/15/2030	$100,000	$114,008
WRKCo, Inc.:
3.90%, 6/1/2028	12,000	11,417
4.00%, 3/15/2028	161,000	154,109
4.65%, 3/15/2026	150,000	147,860
		3,190,677
PHARMACEUTICALS — 5.7%
AbbVie, Inc.:
2.95%, 11/21/2026	2,254,000	2,147,814
3.20%, 5/14/2026	525,000	507,097
3.20%, 11/21/2029	1,311,000	1,203,275
4.05%, 11/21/2039	897,000	778,399
4.25%, 11/14/2028 (a)	400,000	390,396
4.25%, 11/21/2049	745,000	619,996
4.40%, 11/6/2042	538,000	472,552
4.45%, 5/14/2046	500,000	433,795
4.55%, 3/15/2035	395,000	374,642
4.70%, 5/14/2045	1,184,000	1,069,460
4.75%, 3/15/2045	359,000	326,227
4.80%, 3/15/2027	260,000	258,830
4.80%, 3/15/2029	364,000	361,878
4.85%, 6/15/2044	765,000	708,436
4.88%, 11/14/2048	980,000	900,032
4.95%, 3/15/2031	245,000	244,356
5.05%, 3/15/2034	500,000	498,455
5.35%, 3/15/2044	265,000	261,923
5.40%, 3/15/2054	510,000	504,614
5.50%, 3/15/2064	130,000	128,294
Astrazeneca Finance LLC:
1.20%, 5/28/2026	300,000	278,529
2.25%, 5/28/2031	1,106,000	933,420
4.80%, 2/26/2027	180,000	178,970
4.85%, 2/26/2029	282,000	281,439
4.88%, 3/3/2028 (a)	34,000	33,946
4.88%, 3/3/2033	200,000	197,872
4.90%, 2/26/2031	140,000	139,534
5.00%, 2/26/2034 (a)	85,000	84,509
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	263,000	243,577
1.38%, 8/6/2030 (a)	250,000	204,275
3.38%, 11/16/2025	593,000	578,347
4.00%, 1/17/2029	200,000	192,660
4.00%, 9/18/2042	81,000	68,052
4.38%, 11/16/2045	525,000	455,973
4.38%, 8/17/2048 (a)	100,000	86,012
6.45%, 9/15/2037	1,000,000	1,112,780
Becton Dickinson & Co.:
2.82%, 5/20/2030	490,000	432,998
3.70%, 6/6/2027	300,000	288,729
4.30%, 8/22/2032	100,000	93,733
4.67%, 6/6/2047	100,000	87,213
4.69%, 2/13/2028 (a)	100,000	98,558
4.69%, 12/15/2044 (a)	862,000	758,612
4.87%, 2/8/2029	250,000	248,095

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.08%, 6/7/2029 (a)	$140,000	$139,870
5.11%, 2/8/2034	250,000	245,940
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	200,000	188,286
1.45%, 11/13/2030 (a)	860,000	697,365
2.35%, 11/13/2040 (a)	100,000	66,198
2.55%, 11/13/2050	300,000	175,605
2.95%, 3/15/2032	398,000	343,832
3.20%, 6/15/2026	100,000	96,411
3.40%, 7/26/2029	726,000	676,450
3.55%, 3/15/2042	313,000	243,235
3.90%, 2/20/2028	247,000	238,533
3.90%, 3/15/2062	480,000	344,957
4.13%, 6/15/2039	400,000	347,004
4.35%, 11/15/2047	419,000	348,713
4.55%, 2/20/2048	230,000	197,299
4.90%, 2/22/2027 (a)	600,000	598,470
4.90%, 2/22/2029 (a)	280,000	279,420
4.95%, 2/20/2026	500,000	498,485
5.00%, 8/15/2045 (a)	135,000	125,115
5.10%, 2/22/2031	160,000	160,557
5.20%, 2/22/2034	500,000	499,060
5.50%, 2/22/2044	200,000	197,444
5.55%, 2/22/2054	800,000	788,504
5.65%, 2/22/2064	655,000	640,007
5.75%, 2/1/2031 (a)	300,000	311,352
5.90%, 11/15/2033 (a)	265,000	278,112
6.25%, 11/15/2053	287,000	308,287
6.40%, 11/15/2063	480,000	520,248
Cardinal Health, Inc.:
3.75%, 9/15/2025	100,000	97,900
4.90%, 9/15/2045	175,000	153,503
5.13%, 2/15/2029	300,000	299,313
5.45%, 2/15/2034 (a)	300,000	298,860
Cencora, Inc.:
2.70%, 3/15/2031	364,000	310,630
2.80%, 5/15/2030	416,000	366,600
5.13%, 2/15/2034	250,000	245,497
Cigna Group:
1.25%, 3/15/2026	100,000	93,392
2.38%, 3/15/2031	885,000	742,453
2.40%, 3/15/2030	1,000,000	865,340
3.40%, 3/15/2050 (a)	125,000	85,128
3.40%, 3/15/2051	325,000	220,519
3.88%, 10/15/2047	275,000	207,182
4.13%, 11/15/2025	762,000	749,389
4.38%, 10/15/2028	362,000	351,495
4.50%, 2/25/2026	900,000	887,211
4.80%, 8/15/2038	220,000	202,096
4.80%, 7/15/2046	200,000	175,956
5.13%, 5/15/2031	290,000	287,854
5.25%, 2/15/2034	650,000	640,627
5.40%, 3/15/2033 (a)	250,000	250,872
5.60%, 2/15/2054	105,000	100,582
5.69%, 3/15/2026	30,000	29,973
Security Description	Principal Amount	Value
CVS Health Corp.:
1.75%, 8/21/2030	$233,000	$189,361
1.88%, 2/28/2031	400,000	320,676
2.13%, 9/15/2031 (a)	230,000	184,520
2.70%, 8/21/2040	326,000	216,487
2.88%, 6/1/2026	815,000	776,353
3.00%, 8/15/2026	350,000	333,403
3.25%, 8/15/2029	5,000	4,538
3.63%, 4/1/2027	93,000	89,209
3.75%, 4/1/2030	216,000	198,772
4.13%, 4/1/2040	166,000	133,972
4.30%, 3/25/2028	471,000	454,727
4.78%, 3/25/2038	813,000	725,895
4.88%, 7/20/2035	100,000	93,360
5.00%, 2/20/2026	139,000	137,948
5.05%, 3/25/2048	1,452,000	1,251,276
5.13%, 2/21/2030	75,000	74,159
5.13%, 7/20/2045	615,000	540,788
5.25%, 1/30/2031	134,000	132,570
5.25%, 2/21/2033	300,000	292,881
5.30%, 6/1/2033 (a)	295,000	288,035
5.40%, 6/1/2029	500,000	500,550
5.55%, 6/1/2031 (a)	1,000,000	1,000,620
5.70%, 6/1/2034 (a)	500,000	498,585
5.88%, 6/1/2053 (a)	760,000	727,905
6.00%, 6/1/2044	500,000	490,195
6.00%, 6/1/2063	323,000	309,147
6.05%, 6/1/2054	500,000	490,030
6.13%, 9/15/2039	120,000	119,946
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	58,340
3.10%, 5/15/2027	275,000	262,509
3.38%, 3/15/2029	235,000	222,042
4.15%, 3/15/2059	100,000	81,511
4.50%, 2/9/2027	250,000	247,890
4.50%, 2/9/2029 (a)	165,000	163,566
4.70%, 2/27/2033	100,000	98,256
4.70%, 2/9/2034 (a)	350,000	343,154
4.88%, 2/27/2053	355,000	332,411
4.95%, 2/27/2063	200,000	185,676
5.00%, 2/27/2026	140,000	139,868
5.00%, 2/9/2054	390,000	372,512
5.10%, 2/9/2064	510,000	485,943
5.50%, 3/15/2027	55,000	55,959
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	50,000	46,823
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028 (a)	400,000	386,228
6.38%, 5/15/2038	955,000	1,053,375
Johnson & Johnson:
0.55%, 9/1/2025	82,000	77,845
0.95%, 9/1/2027	400,000	356,320
1.30%, 9/1/2030 (a)	710,000	585,743
2.10%, 9/1/2040	85,000	56,727
2.25%, 9/1/2050	150,000	89,120

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.45%, 3/1/2026	$530,000	$508,991
2.90%, 1/15/2028 (a)	286,000	270,264
3.40%, 1/15/2038	1,010,000	847,956
3.55%, 3/1/2036	25,000	21,883
3.70%, 3/1/2046	295,000	236,829
3.75%, 3/3/2047	632,000	507,730
4.50%, 9/1/2040	100,000	93,992
4.50%, 12/5/2043 (a)	250,000	233,510
4.80%, 6/1/2029	165,000	166,229
4.90%, 6/1/2031 (a)	155,000	156,513
4.95%, 6/1/2034 (a)	105,000	106,210
5.25%, 6/1/2054	110,000	110,466
5.85%, 7/15/2038 (a)	496,000	535,730
5.95%, 8/15/2037	200,000	217,752
McKesson Corp.:
0.90%, 12/3/2025	19,000	17,851
1.30%, 8/15/2026	175,000	161,427
3.95%, 2/16/2028	45,000	43,331
4.90%, 7/15/2028	100,000	99,682
Mead Johnson Nutrition Co.:
4.13%, 11/15/2025	849,000	834,448
5.90%, 11/1/2039	50,000	51,055
Merck & Co., Inc.:
0.75%, 2/24/2026 (a)	782,000	730,310
1.45%, 6/24/2030 (a)	100,000	82,721
1.70%, 6/10/2027	504,000	462,632
1.90%, 12/10/2028 (a)	110,000	97,801
2.15%, 12/10/2031	95,000	78,974
2.35%, 6/24/2040 (a)	420,000	286,675
2.45%, 6/24/2050	100,000	59,467
2.75%, 12/10/2051	100,000	62,528
2.90%, 12/10/2061	300,000	179,553
3.40%, 3/7/2029	382,000	360,593
3.70%, 2/10/2045	492,000	386,018
4.00%, 3/7/2049	845,000	682,988
4.15%, 5/18/2043	260,000	221,289
4.50%, 5/17/2033 (a)	120,000	115,944
4.90%, 5/17/2044	215,000	201,679
5.00%, 5/17/2053	795,000	748,174
5.15%, 5/17/2063	275,000	260,917
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	125,000	130,631
Mylan, Inc.:
4.55%, 4/15/2028 (a)	300,000	289,047
5.20%, 4/15/2048	260,000	211,042
Novartis Capital Corp.:
2.00%, 2/14/2027	54,000	50,296
2.20%, 8/14/2030	752,000	651,224
2.75%, 8/14/2050	275,000	178,291
3.00%, 11/20/2025	225,000	218,900
3.10%, 5/17/2027 (a)	325,000	310,404
4.40%, 5/6/2044	275,000	245,047
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	1,323,000	1,306,317
Security Description	Principal Amount	Value
4.45%, 5/19/2028	$1,080,000	$1,061,154
4.65%, 5/19/2030	576,000	568,524
4.75%, 5/19/2033 (a)	806,000	785,278
5.11%, 5/19/2043	200,000	190,156
5.30%, 5/19/2053 (a)	1,205,000	1,163,018
5.34%, 5/19/2063	1,275,000	1,203,307
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	250,000	210,415
1.75%, 8/18/2031 (a)	281,000	228,150
2.63%, 4/1/2030	580,000	514,303
2.70%, 5/28/2050	1,000,000	642,170
2.75%, 6/3/2026	250,000	239,028
3.45%, 3/15/2029 (a)	300,000	283,959
3.90%, 3/15/2039	200,000	170,882
4.00%, 12/15/2036 (a)	95,000	85,159
4.00%, 3/15/2049	365,000	294,540
4.10%, 9/15/2038	580,000	511,334
4.13%, 12/15/2046	501,000	414,537
4.30%, 6/15/2043	105,000	90,598
5.60%, 9/15/2040	25,000	25,311
7.20%, 3/15/2039	563,000	664,745
Pharmacia LLC 6.60%, 12/1/2028 (a)	400,000	424,164
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	62,328
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	490,000	413,452
3.03%, 7/9/2040	150,000	108,597
5.00%, 11/26/2028	756,000	750,353
5.30%, 7/5/2034 (d)	250,000	248,012
5.65%, 7/5/2044 (d)	250,000	245,845
5.65%, 7/5/2054 (d)	250,000	244,350
5.80%, 7/5/2064 (d)	250,000	244,127
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	794,000	770,196
5.25%, 6/15/2046 (a)	100,000	82,330
Viatris, Inc.:
2.30%, 6/22/2027	638,000	582,666
3.85%, 6/22/2040	402,000	293,436
4.00%, 6/22/2050 (a)	700,000	471,716
Wyeth LLC:
5.95%, 4/1/2037	300,000	315,876
6.00%, 2/15/2036	100,000	106,291
6.50%, 2/1/2034	34,000	37,324
Zoetis, Inc.:
2.00%, 5/15/2030	200,000	168,472
3.00%, 9/12/2027	320,000	300,211
3.95%, 9/12/2047	50,000	39,037
4.45%, 8/20/2048	64,000	54,523
4.50%, 11/13/2025	500,000	494,125
4.70%, 2/1/2043	333,000	296,790
5.40%, 11/14/2025	50,000	49,992

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.60%, 11/16/2032	$55,000	$56,278
		82,801,531
PIPELINES — 3.5%
Boardwalk Pipelines LP:
4.45%, 7/15/2027	61,000	59,365
5.63%, 8/1/2034	250,000	245,797
5.95%, 6/1/2026	600,000	603,240
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	50,000	49,933
Cheniere Energy Partners LP:
3.25%, 1/31/2032 (a)	709,000	604,593
4.00%, 3/1/2031	394,000	357,882
4.50%, 10/1/2029	533,000	507,645
5.95%, 6/30/2033	315,000	318,941
Cheniere Energy, Inc.:
4.63%, 10/15/2028	800,000	776,824
5.65%, 4/15/2034 (b)	50,000	49,937
DCP Midstream Operating LP:
5.13%, 5/15/2029	270,000	268,229
5.38%, 7/15/2025	255,000	253,993
5.60%, 4/1/2044	50,000	47,720
Enbridge Energy Partners LP:
5.88%, 10/15/2025	150,000	150,353
7.38%, 10/15/2045	395,000	449,834
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	165,699
2.50%, 8/1/2033	50,000	39,678
3.13%, 11/15/2029 (a)	431,000	389,279
3.40%, 8/1/2051 (a)	300,000	202,806
4.25%, 12/1/2026	146,000	142,535
4.50%, 6/10/2044	105,000	86,775
5.25%, 4/5/2027 (a)	180,000	180,031
5.30%, 4/5/2029	250,000	250,407
5.63%, 4/5/2034 (a)	155,000	154,763
5.70%, 3/8/2033	550,000	554,433
5.90%, 11/15/2026	85,000	85,969
5.95%, 4/5/2054	145,000	143,902
6.00%, 11/15/2028	200,000	205,946
6.20%, 11/15/2030 (a)	275,000	288,731
6.70%, 11/15/2053	395,000	431,510
Energy Transfer LP:
3.75%, 5/15/2030	240,000	220,752
4.15%, 9/15/2029	116,000	109,825
4.40%, 3/15/2027 (a)	230,000	224,349
4.75%, 1/15/2026	483,000	477,363
4.95%, 5/15/2028	200,000	197,062
4.95%, 6/15/2028	100,000	98,686
5.00%, 5/15/2050 (a)	560,000	475,978
5.15%, 2/1/2043	180,000	157,415
5.15%, 3/15/2045	227,000	199,517
5.25%, 7/1/2029	500,000	497,050
5.35%, 5/15/2045	201,000	179,877
5.40%, 10/1/2047	820,000	733,539
5.50%, 6/1/2027	240,000	240,756
Security Description	Principal Amount	Value
5.55%, 2/15/2028	$150,000	$151,224
5.55%, 5/15/2034	175,000	172,786
5.60%, 9/1/2034 (a)	250,000	247,977
5.75%, 2/15/2033	390,000	393,299
Series 20Y, 5.80%, 6/15/2038	290,000	284,449
5.95%, 5/15/2054	160,000	154,992
6.00%, 6/15/2048	250,000	241,232
6.05%, 12/1/2026	283,000	286,798
6.05%, 6/1/2041	250,000	245,077
6.05%, 9/1/2054	250,000	245,077
6.10%, 12/1/2028	215,000	221,407
6.13%, 12/15/2045	249,000	244,022
6.25%, 4/15/2049	505,000	503,091
6.40%, 12/1/2030	309,000	324,716
6.50%, 2/1/2042	200,000	207,202
6.55%, 12/1/2033	375,000	396,787
6.63%, 10/15/2036	250,000	263,930
EnLink Midstream LLC 5.38%, 6/1/2029	250,000	244,080
EnLink Midstream Partners LP:
4.85%, 7/15/2026	250,000	245,380
5.05%, 4/1/2045	316,000	257,635
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (a)	455,000	416,625
3.30%, 2/15/2053	200,000	135,014
3.70%, 2/15/2026	94,000	91,622
3.70%, 1/31/2051 (a)	150,000	110,904
3.95%, 1/31/2060	100,000	73,824
4.20%, 1/31/2050	243,000	195,323
4.45%, 2/15/2043	279,000	239,460
4.60%, 1/11/2027 (a)	251,000	248,573
4.80%, 2/1/2049	300,000	265,551
4.85%, 1/31/2034 (a)	200,000	194,248
4.85%, 3/15/2044	500,000	450,950
4.90%, 5/15/2046	133,000	119,868
4.95%, 10/15/2054	125,000	110,608
5.05%, 1/10/2026	75,000	74,819
5.10%, 2/15/2045	346,000	321,168
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	250,000	239,340
5.35%, 1/31/2033	100,000	100,858
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	505,000	471,922
5.95%, 2/1/2041	254,000	261,595
6.13%, 10/15/2039	270,000	284,415
Series D, 6.88%, 3/1/2033	440,000	488,739
7.55%, 4/15/2038	80,000	94,536
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	324,000	271,904
5.00%, 8/15/2042	150,000	131,088
5.50%, 3/1/2044	1,015,000	939,687

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.63%, 9/1/2041	$50,000	$47,037
6.38%, 3/1/2041	154,000	156,595
6.50%, 9/1/2039	92,000	95,329
Series MTN, 6.95%, 1/15/2038	247,000	268,168
7.30%, 8/15/2033	10,000	11,095
Kinder Morgan, Inc.:
1.75%, 11/15/2026	45,000	41,482
2.00%, 2/15/2031	100,000	81,933
3.60%, 2/15/2051	126,000	85,953
4.80%, 2/1/2033	275,000	260,615
5.00%, 2/1/2029	250,000	247,245
5.05%, 2/15/2046	85,000	74,445
5.20%, 6/1/2033	200,000	194,208
5.30%, 12/1/2034	65,000	63,019
5.40%, 2/1/2034	250,000	246,160
5.45%, 8/1/2052	200,000	184,128
5.55%, 6/1/2045	770,000	718,656
Series GMTN, 7.75%, 1/15/2032	300,000	338,964
Series GMTN, 7.80%, 8/1/2031	250,000	282,640
MPLX LP:
2.65%, 8/15/2030	275,000	237,042
4.00%, 3/15/2028	250,000	239,210
4.13%, 3/1/2027	300,000	291,417
4.50%, 4/15/2038	470,000	410,235
4.70%, 4/15/2048	381,000	314,916
4.80%, 2/15/2029	200,000	196,166
4.90%, 4/15/2058 (a)	100,000	82,253
4.95%, 9/1/2032	593,000	567,199
4.95%, 3/14/2052	220,000	186,800
5.00%, 3/1/2033	473,000	452,174
5.20%, 3/1/2047	704,000	630,326
5.50%, 6/1/2034 (a)	220,000	216,641
5.65%, 3/1/2053	100,000	93,954
ONEOK, Inc.:
2.20%, 9/15/2025	50,000	48,028
3.10%, 3/15/2030	400,000	357,696
3.95%, 3/1/2050	275,000	200,489
4.35%, 3/15/2029	385,000	370,847
4.55%, 7/15/2028	100,000	97,514
4.95%, 7/13/2047	200,000	170,976
5.00%, 3/1/2026	139,000	137,823
5.20%, 7/15/2048	50,000	44,326
5.55%, 11/1/2026	155,000	155,643
5.80%, 11/1/2030	250,000	255,707
5.85%, 1/15/2026	79,000	79,374
6.05%, 9/1/2033	295,000	303,794
6.63%, 9/1/2053	1,532,000	1,635,916
7.15%, 1/15/2051	159,000	175,779
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	253,000	231,209
4.65%, 10/15/2025	545,000	537,512
Security Description	Principal Amount	Value
4.70%, 6/15/2044	$295,000	$243,050
4.90%, 2/15/2045	100,000	84,790
5.15%, 6/1/2042	100,000	88,617
5.70%, 9/15/2034	250,000	247,650
6.65%, 1/15/2037	55,000	57,757
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	382,000	366,445
5.88%, 6/30/2026	100,000	100,427
5.90%, 9/15/2037	1,108,000	1,135,212
Spectra Energy Partners LP:
3.38%, 10/15/2026	1,002,000	958,904
4.50%, 3/15/2045	100,000	81,338
Targa Resources Corp.:
4.95%, 4/15/2052	933,000	793,712
5.20%, 7/1/2027 (a)	150,000	149,708
6.13%, 3/15/2033	354,000	364,160
6.15%, 3/1/2029 (a)	200,000	206,446
6.50%, 3/30/2034	200,000	211,710
6.50%, 2/15/2053	300,000	315,234
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	278,961
6.88%, 1/15/2029	150,000	153,844
Texas Eastern Transmission LP 7.00%, 7/15/2032	160,000	174,603
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (a)	260,000	217,867
4.63%, 3/1/2034	150,000	140,709
4.88%, 1/15/2026	226,000	224,122
5.00%, 10/16/2043	101,000	90,570
5.10%, 3/15/2049 (a)	200,000	181,772
5.85%, 3/15/2036	1,050,000	1,055,901
6.10%, 6/1/2040	444,000	452,139
6.20%, 3/9/2026	50,000	50,039
6.20%, 10/15/2037	65,000	67,139
7.63%, 1/15/2039	132,000	153,908
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	156,000	140,578
7.85%, 2/1/2026	1,676,000	1,724,738
Western Midstream Operating LP:
4.65%, 7/1/2026	50,000	49,030
5.25%, 2/1/2050	780,000	678,709
5.30%, 3/1/2048	500,000	429,330
5.45%, 4/1/2044	100,000	89,529
6.15%, 4/1/2033	745,000	761,174
6.35%, 1/15/2029	65,000	67,048
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	147,975
3.50%, 11/15/2030 (a)	172,000	155,786
3.50%, 10/15/2051	119,000	82,509
3.75%, 6/15/2027	462,000	443,571

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.90%, 3/15/2029 (a)	$250,000	$246,515
4.90%, 1/15/2045	150,000	131,166
5.10%, 9/15/2045	305,000	275,037
5.15%, 3/15/2034	250,000	243,937
5.30%, 8/15/2052	406,000	375,976
5.40%, 3/2/2026	215,000	214,806
5.65%, 3/15/2033	184,000	185,812
5.75%, 6/24/2044	244,000	238,920
5.80%, 11/15/2043	70,000	67,979
6.30%, 4/15/2040	100,000	103,661
8.75%, 3/15/2032	275,000	328,391
		51,490,270
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	475,000	394,734
4.88%, 3/1/2026	351,000	347,030
5.50%, 4/1/2029	95,000	95,369
5.95%, 8/15/2034	85,000	86,024
Essential Properties LP 2.95%, 7/15/2031	100,000	82,282
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	175,000	184,293
		1,189,732
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Agree LP:
2.00%, 6/15/2028	21,000	18,550
2.90%, 10/1/2030	86,000	74,201
5.63%, 6/15/2034	120,000	118,807
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	37,626
2.00%, 5/18/2032	125,000	97,890
2.75%, 12/15/2029	773,000	678,346
2.95%, 3/15/2034	40,000	32,350
3.00%, 5/18/2051	50,000	30,099
3.55%, 3/15/2052	461,000	309,234
3.95%, 1/15/2027	250,000	241,642
4.70%, 7/1/2030	606,000	585,457
4.75%, 4/15/2035	40,000	37,110
5.25%, 5/15/2036	115,000	110,652
5.63%, 5/15/2054	145,000	136,011
American Assets Trust LP 3.38%, 2/1/2031	40,000	32,767
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,051,000	853,622
4.25%, 2/15/2028	91,000	87,150
American Tower Corp.:
1.30%, 9/15/2025	364,000	345,975
1.45%, 9/15/2026	50,000	45,858
1.50%, 1/31/2028	134,000	117,393
1.60%, 4/15/2026	689,000	643,209
2.10%, 6/15/2030	200,000	167,532
2.70%, 4/15/2031	300,000	253,461
2.75%, 1/15/2027	300,000	281,511
Security Description	Principal Amount	Value
2.90%, 1/15/2030	$50,000	$44,091
2.95%, 1/15/2051	401,000	250,817
3.10%, 6/15/2050	316,000	203,934
3.55%, 7/15/2027	200,000	189,828
3.70%, 10/15/2049	50,000	36,185
3.80%, 8/15/2029	325,000	302,097
3.95%, 3/15/2029 (a)	816,000	770,475
4.05%, 3/15/2032 (a)	452,000	413,286
4.40%, 2/15/2026	50,000	49,121
5.20%, 2/15/2029	108,000	107,597
5.25%, 7/15/2028	245,000	244,615
5.45%, 2/15/2034 (a)	100,000	99,155
5.50%, 3/15/2028	100,000	100,562
5.65%, 3/15/2033	49,000	49,283
5.80%, 11/15/2028	190,000	193,781
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	344,000	302,717
Series MTN, 2.30%, 3/1/2030	100,000	86,399
Series GMTN, 2.95%, 5/11/2026	656,000	629,452
Series MTN, 3.30%, 6/1/2029	590,000	544,287
5.00%, 2/15/2033	30,000	29,270
5.30%, 12/7/2033	210,000	208,505
5.35%, 6/1/2034	115,000	115,016
Boston Properties LP:
2.45%, 10/1/2033 (a)	390,000	289,240
2.55%, 4/1/2032	260,000	202,904
2.75%, 10/1/2026	91,000	84,898
2.90%, 3/15/2030	138,000	117,184
3.25%, 1/30/2031	278,000	235,060
3.40%, 6/21/2029 (a)	709,000	630,209
4.50%, 12/1/2028	100,000	94,201
6.50%, 1/15/2034 (a)	300,000	305,619
Brixmor Operating Partnership LP:
5.50%, 2/15/2034	370,000	362,785
5.75%, 2/15/2035 (a)	210,000	209,511
Broadstone Net Lease LLC 2.60%, 9/15/2031	173,000	137,457
Camden Property Trust:
2.80%, 5/15/2030 (a)	252,000	223,292
3.15%, 7/1/2029	300,000	273,249
4.10%, 10/15/2028	100,000	96,016
4.90%, 1/15/2034	150,000	143,430
5.85%, 11/3/2026	125,000	126,825
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	100,000	84,907
2.25%, 3/15/2026	450,000	424,903
Crown Castle, Inc.:
1.05%, 7/15/2026	220,000	201,353
REIT, 1.35%, 7/15/2025	298,000	285,126
2.25%, 1/15/2031	223,000	183,348
2.90%, 3/15/2027	227,000	213,076
2.90%, 4/1/2041	135,000	93,366

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.25%, 1/15/2051 (a)	$810,000	$536,196
3.65%, 9/1/2027	249,000	236,719
3.80%, 2/15/2028	258,000	244,463
4.30%, 2/15/2029	150,000	143,196
4.45%, 2/15/2026	416,000	408,695
4.75%, 5/15/2047 (a)	50,000	42,544
5.00%, 1/11/2028 (a)	135,000	133,350
5.60%, 6/1/2029	750,000	756,427
5.80%, 3/1/2034	500,000	504,980
CubeSmart LP:
2.00%, 2/15/2031	200,000	161,738
3.13%, 9/1/2026	250,000	238,117
4.00%, 11/15/2025	40,000	39,083
Digital Realty Trust LP:
3.60%, 7/1/2029	200,000	185,408
3.70%, 8/15/2027	81,000	77,291
4.45%, 7/15/2028	30,000	29,077
5.55%, 1/15/2028	170,000	171,523
EPR Properties:
3.60%, 11/15/2031	263,000	219,339
3.75%, 8/15/2029 (a)	400,000	356,624
4.50%, 6/1/2027 (a)	110,000	105,277
4.75%, 12/15/2026	50,000	48,335
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	110,000	109,812
Equinix, Inc.:
1.00%, 9/15/2025	846,000	800,849
1.25%, 7/15/2025	150,000	143,319
1.45%, 5/15/2026	113,000	104,906
1.55%, 3/15/2028 (a)	100,000	87,441
1.80%, 7/15/2027 (a)	100,000	90,346
2.00%, 5/15/2028	100,000	88,523
2.50%, 5/15/2031	691,000	578,505
2.90%, 11/18/2026	145,000	136,908
2.95%, 9/15/2051	125,000	77,175
3.90%, 4/15/2032 (a)	250,000	227,400
ERP Operating LP:
2.50%, 2/15/2030	100,000	87,232
4.00%, 8/1/2047	80,000	61,483
4.50%, 7/1/2044	881,000	746,137
4.50%, 6/1/2045	150,000	125,735
Essex Portfolio LP:
2.65%, 9/1/2050	20,000	11,371
3.00%, 1/15/2030 (a)	100,000	88,631
4.00%, 3/1/2029	73,000	68,974
5.50%, 4/1/2034	196,000	194,307
Extra Space Storage LP:
2.20%, 10/15/2030	200,000	166,066
2.35%, 3/15/2032	450,000	358,893
2.40%, 10/15/2031	20,000	16,418
5.40%, 2/1/2034	412,000	403,253
5.70%, 4/1/2028	207,000	209,122
5.90%, 1/15/2031	160,000	163,390
Security Description	Principal Amount	Value
Federal Realty OP LP 5.38%, 5/1/2028	$100,000	$100,022
GLP Capital LP/GLP Financing II, Inc.:
4.00%, 1/15/2030	150,000	137,152
5.30%, 1/15/2029	308,000	303,337
5.38%, 4/15/2026	182,000	180,544
5.75%, 6/1/2028	356,000	356,862
6.75%, 12/1/2033	125,000	130,965
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	90,000	70,977
3.50%, 8/1/2026	630,000	602,589
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	164,158
3.25%, 7/15/2026 (a)	100,000	95,815
3.50%, 7/15/2029	310,000	286,164
5.25%, 12/15/2032 (a)	275,000	270,066
Highwoods Realty LP:
2.60%, 2/1/2031	50,000	39,968
3.05%, 2/15/2030	200,000	169,482
7.65%, 2/1/2034 (a)	378,000	405,851
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	213,000	190,177
5.70%, 7/1/2034 (a)	180,000	176,933
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	25,000	19,710
4.15%, 4/15/2032	500,000	456,375
5.50%, 8/15/2033	295,000	291,071
Kilroy Realty LP:
3.05%, 2/15/2030	235,000	198,114
4.38%, 10/1/2025	500,000	489,600
4.75%, 12/15/2028 (a)	300,000	283,659
6.25%, 1/15/2036 (a)	45,000	42,703
Kimco Realty OP LLC:
1.90%, 3/1/2028	170,000	151,507
3.20%, 4/1/2032	92,000	78,920
4.25%, 4/1/2045 (a)	100,000	79,918
6.40%, 3/1/2034	440,000	465,454
Kite Realty Group LP:
4.00%, 10/1/2026	1,000	968
5.50%, 3/1/2034	75,000	73,340
Kite Realty Group Trust 4.75%, 9/15/2030	90,000	85,925
LXP Industrial Trust:
2.38%, 10/1/2031	20,000	15,965
6.75%, 11/15/2028	105,000	108,722
Mid-America Apartments LP:
3.60%, 6/1/2027	160,000	153,469
3.95%, 3/15/2029 (a)	100,000	95,645
4.00%, 11/15/2025	100,000	97,977
5.00%, 3/15/2034	600,000	582,738
5.30%, 2/15/2032	200,000	199,208
National Health Investors, Inc. 3.00%, 2/1/2031	200,000	163,470

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
NNN REIT, Inc.:
4.30%, 10/15/2028 (a)	$200,000	$192,714
5.50%, 6/15/2034	435,000	431,046
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	294,000	237,693
3.63%, 10/1/2029	106,000	94,640
4.50%, 4/1/2027	54,000	52,278
5.25%, 1/15/2026	150,000	148,581
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	150,000	148,104
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	150,000	110,076
3.15%, 8/15/2030	245,000	194,861
6.88%, 7/15/2029 (a)	70,000	69,150
9.25%, 7/20/2028	185,000	197,284
Prologis LP:
1.75%, 2/1/2031	150,000	121,749
2.25%, 4/15/2030	716,000	616,139
2.25%, 1/15/2032	25,000	20,450
2.88%, 11/15/2029	115,000	103,291
3.00%, 4/15/2050	100,000	64,796
3.38%, 12/15/2027	25,000	23,707
3.88%, 9/15/2028	256,000	245,076
4.75%, 6/15/2033	150,000	144,541
5.00%, 3/15/2034	135,000	132,120
5.13%, 1/15/2034	239,000	235,836
5.25%, 6/15/2053 (a)	440,000	415,606
5.25%, 3/15/2054	182,000	172,197
Public Storage Operating Co.:
0.88%, 2/15/2026	100,000	93,292
1.85%, 5/1/2028	118,000	104,956
2.25%, 11/9/2031 (a)	249,000	205,798
2.30%, 5/1/2031	100,000	84,103
3.09%, 9/15/2027	100,000	94,233
3.39%, 5/1/2029	186,000	173,653
5.10%, 8/1/2033	50,000	49,598
5.35%, 8/1/2053	545,000	525,549
Rayonier LP 2.75%, 5/17/2031	600,000	501,054
Realty Income Corp.:
0.75%, 3/15/2026	25,000	23,097
2.20%, 6/15/2028	27,000	24,141
2.85%, 12/15/2032	25,000	20,615
3.00%, 1/15/2027	390,000	369,416
3.25%, 6/15/2029	100,000	91,887
3.25%, 1/15/2031	530,000	468,425
3.40%, 1/15/2028	425,000	400,775
3.40%, 1/15/2030	124,000	112,938
3.95%, 8/15/2027	419,000	403,882
4.00%, 7/15/2029	469,000	443,768
4.13%, 10/15/2026	200,000	194,992
4.75%, 2/15/2029 (a)	200,000	196,468
4.85%, 3/15/2030	115,000	112,724
Security Description	Principal Amount	Value
4.88%, 6/1/2026	$100,000	$99,069
4.90%, 7/15/2033	249,000	237,974
5.13%, 2/15/2034	200,000	194,086
5.63%, 10/13/2032	115,000	116,493
Regency Centers LP:
2.95%, 9/15/2029	502,000	450,525
5.25%, 1/15/2034	125,000	121,748
Sabra Health Care LP:
3.90%, 10/15/2029	140,000	126,553
5.13%, 8/15/2026	200,000	197,044
Safehold GL Holdings LLC:
2.80%, 6/15/2031	50,000	41,803
6.10%, 4/1/2034	125,000	123,579
Simon Property Group LP:
2.20%, 2/1/2031 (a)	600,000	495,786
2.25%, 1/15/2032	150,000	121,755
2.45%, 9/13/2029	593,000	521,051
2.65%, 2/1/2032	200,000	166,898
3.25%, 11/30/2026 (a)	51,000	48,733
3.25%, 9/13/2049 (a)	163,000	109,300
3.30%, 1/15/2026	336,000	325,604
3.80%, 7/15/2050	254,000	186,461
4.75%, 3/15/2042	131,000	115,403
5.50%, 3/8/2033	370,000	372,050
5.85%, 3/8/2053	135,000	134,151
6.25%, 1/15/2034 (a)	276,000	291,103
6.65%, 1/15/2054	200,000	220,066
6.75%, 2/1/2040	100,000	108,458
Store Capital LLC:
2.70%, 12/1/2031	100,000	80,152
4.50%, 3/15/2028	105,000	99,933
Sun Communities Operating LP:
2.70%, 7/15/2031	233,000	192,442
4.20%, 4/15/2032	127,000	113,897
5.50%, 1/15/2029	275,000	275,030
5.70%, 1/15/2033	170,000	167,372
Tanger Properties LP 2.75%, 9/1/2031	50,000	40,722
UDR, Inc.:
3.00%, 8/15/2031	300,000	258,849
Series MTN, 3.20%, 1/15/2030	181,000	163,318
Ventas Realty LP:
3.25%, 10/15/2026	40,000	38,021
4.13%, 1/15/2026	150,000	146,635
4.40%, 1/15/2029	50,000	48,069
4.75%, 11/15/2030 (a)	73,000	70,176
4.88%, 4/15/2049	100,000	84,933
5.63%, 7/1/2034	440,000	435,723
5.70%, 9/30/2043 (a)	100,000	95,849
VICI Properties LP:
4.75%, 2/15/2028	100,000	97,569
4.95%, 2/15/2030	250,000	241,205
5.13%, 5/15/2032	716,000	682,276

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.63%, 5/15/2052	$130,000	$116,402
5.75%, 4/1/2034	90,000	89,050
6.13%, 4/1/2054	185,000	177,071
Welltower OP LLC:
2.05%, 1/15/2029	120,000	104,820
2.70%, 2/15/2027	26,000	24,496
2.80%, 6/1/2031	200,000	170,712
3.10%, 1/15/2030	281,000	251,773
4.13%, 3/15/2029	293,000	279,970
4.25%, 4/15/2028	362,000	350,097
6.50%, 3/15/2041	398,000	429,390
Weyerhaeuser Co.:
4.00%, 4/15/2030	236,000	220,356
4.00%, 3/9/2052	100,000	75,721
4.75%, 5/15/2026	390,000	385,667
7.38%, 3/15/2032	200,000	223,656
WP Carey, Inc.:
2.25%, 4/1/2033	55,000	42,580
2.40%, 2/1/2031	80,000	66,355
3.85%, 7/15/2029	490,000	457,430
		53,515,692
RETAIL — 2.5%
AutoNation, Inc.:
2.40%, 8/1/2031 (a)	359,000	288,668
3.85%, 3/1/2032 (a)	496,000	441,108
AutoZone, Inc.:
1.65%, 1/15/2031	50,000	40,102
3.13%, 4/21/2026	66,000	63,422
4.00%, 4/15/2030 (a)	375,000	352,654
4.75%, 8/1/2032	275,000	264,198
5.05%, 7/15/2026	150,000	149,478
5.10%, 7/15/2029	400,000	398,248
5.40%, 7/15/2034	250,000	247,255
6.25%, 11/1/2028	175,000	182,541
6.55%, 11/1/2033	195,000	209,373
Costco Wholesale Corp.:
1.38%, 6/20/2027	362,000	328,906
1.60%, 4/20/2030	675,000	567,142
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	50,000	48,039
6.30%, 10/10/2033 (a)	115,000	118,725
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	200,000	140,898
Dollar General Corp.:
3.50%, 4/3/2030 (a)	132,000	120,566
5.20%, 7/5/2028	50,000	49,880
5.45%, 7/5/2033 (a)	1,100,000	1,093,796
Genuine Parts Co.:
2.75%, 2/1/2032	50,000	41,523
6.88%, 11/1/2033	250,000	274,532
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	7,000	6,091
1.88%, 9/15/2031 (a)	100,000	81,448
2.13%, 9/15/2026	348,000	326,956
2.38%, 3/15/2051	185,000	106,199
Security Description	Principal Amount	Value
2.50%, 4/15/2027	$300,000	$280,962
2.70%, 4/15/2030	200,000	178,162
2.75%, 9/15/2051	161,000	100,260
2.95%, 6/15/2029	300,000	274,962
3.13%, 12/15/2049	340,000	231,662
3.30%, 4/15/2040	275,000	214,068
3.35%, 9/15/2025	474,000	463,354
3.35%, 4/15/2050	324,000	230,370
3.63%, 4/15/2052	693,000	512,723
3.90%, 12/6/2028	375,000	362,269
3.90%, 6/15/2047	595,000	470,181
4.00%, 9/15/2025	80,000	78,832
4.25%, 4/1/2046	260,000	218,767
4.40%, 3/15/2045	403,000	348,611
4.50%, 12/6/2048	100,000	86,680
4.75%, 6/25/2029 (a)	300,000	298,287
4.85%, 6/25/2031 (a)	300,000	297,588
4.88%, 6/25/2027 (a)	200,000	199,642
4.88%, 2/15/2044	443,000	410,280
4.90%, 4/15/2029	150,000	150,275
4.95%, 9/30/2026 (a)	240,000	239,614
4.95%, 6/25/2034 (a)	400,000	395,932
4.95%, 9/15/2052 (a)	609,000	563,331
5.10%, 12/24/2025	200,000	199,838
5.15%, 6/25/2026 (a)	300,000	300,285
5.30%, 6/25/2054	200,000	195,270
5.40%, 6/25/2064 (a)	175,000	170,546
5.88%, 12/16/2036	1,326,000	1,405,282
5.95%, 4/1/2041	228,000	241,046
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	250,000	218,123
2.63%, 4/1/2031	200,000	170,748
3.35%, 4/1/2027	200,000	190,922
3.38%, 9/15/2025	300,000	292,704
3.65%, 4/5/2029	579,000	544,874
3.70%, 4/15/2046	450,000	330,439
3.75%, 4/1/2032 (a)	200,000	181,554
4.05%, 5/3/2047	140,000	108,112
4.25%, 4/1/2052	300,000	235,833
4.40%, 9/8/2025	30,000	29,613
4.45%, 4/1/2062	485,000	377,490
4.50%, 4/15/2030 (a)	551,000	534,845
4.55%, 4/5/2049	90,000	74,536
4.80%, 4/1/2026	75,000	74,381
5.00%, 4/15/2033	85,000	83,691
5.15%, 7/1/2033 (a)	140,000	139,304
5.63%, 4/15/2053 (a)	1,018,000	985,750
5.80%, 9/15/2062	200,000	194,296
5.85%, 4/1/2063	581,000	566,934
6.50%, 3/15/2029	100,000	106,658
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	152,000	130,525
Series MTN, 3.63%, 5/1/2043	807,000	616,241

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049	$250,000	$181,353
Series MTN, 3.70%, 1/30/2026	345,000	337,151
Series MTN, 3.80%, 4/1/2028 (a)	300,000	288,048
Series MTN, 4.20%, 4/1/2050	59,000	47,065
Series MTN, 4.45%, 3/1/2047	400,000	335,768
Series MTN, 4.45%, 9/1/2048	171,000	143,662
Series MTN, 4.60%, 9/9/2032	70,000	67,667
Series MTN, 4.60%, 5/26/2045	100,000	86,517
Series MTN, 4.88%, 7/15/2040	220,000	202,811
Series MTN, 4.88%, 12/9/2045	545,000	489,770
4.95%, 8/14/2033	207,000	203,804
Series GMTN, 5.00%, 5/17/2029	255,000	254,793
Series GMTN, 5.20%, 5/17/2034 (a)	350,000	351,081
5.45%, 8/14/2053 (a)	150,000	144,927
Series MTN, 5.70%, 2/1/2039	176,000	179,904
Series MTN, 6.30%, 3/1/2038	266,000	285,256
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029 (a)	601,000	568,306
4.20%, 4/1/2030	241,000	229,608
4.70%, 6/15/2032 (a)	25,000	24,137
5.75%, 11/20/2026	100,000	100,960
Starbucks Corp.:
2.00%, 3/12/2027	100,000	92,271
2.25%, 3/12/2030	375,000	322,976
2.45%, 6/15/2026 (a)	250,000	237,513
2.55%, 11/15/2030	263,000	226,761
3.00%, 2/14/2032	245,000	212,278
3.35%, 3/12/2050	174,000	118,645
3.50%, 11/15/2050 (a)	100,000	70,375
4.00%, 11/15/2028	250,000	240,847
4.30%, 6/15/2045	664,000	546,140
4.50%, 11/15/2048	183,000	152,723
4.75%, 2/15/2026 (a)	100,000	99,305
4.80%, 2/15/2033	55,000	53,611
4.85%, 2/8/2027	200,000	198,968
4.90%, 2/15/2031 (a)	200,000	197,902
5.00%, 2/15/2034	200,000	195,416
Target Corp.:
2.35%, 2/15/2030	726,000	636,629
2.65%, 9/15/2030 (a)	225,000	199,355
2.95%, 1/15/2052 (a)	360,000	232,164
4.00%, 7/1/2042 (a)	160,000	134,760
Security Description	Principal Amount	Value
4.40%, 1/15/2033	$135,000	$129,620
4.50%, 9/15/2032 (a)	150,000	144,518
4.80%, 1/15/2053 (a)	429,000	389,270
6.50%, 10/15/2037	140,000	154,917
TJX Cos., Inc.:
2.25%, 9/15/2026	75,000	70,652
3.88%, 4/15/2030	343,000	325,109
Tractor Supply Co. 5.25%, 5/15/2033	310,000	307,625
Walmart, Inc.:
1.50%, 9/22/2028 (a)	324,000	286,202
1.80%, 9/22/2031 (a)	553,000	455,440
2.38%, 9/24/2029	55,000	49,325
2.50%, 9/22/2041	282,000	195,195
2.65%, 9/22/2051 (a)	300,000	188,022
3.25%, 7/8/2029	569,000	534,132
3.70%, 6/26/2028 (a)	50,000	48,504
3.90%, 9/9/2025	360,000	355,043
3.95%, 9/9/2027	161,000	157,263
4.00%, 4/15/2026 (a)	200,000	196,846
4.00%, 4/15/2030	100,000	97,025
4.05%, 6/29/2048	478,000	396,893
4.10%, 4/15/2033 (a)	160,000	152,454
4.15%, 9/9/2032	95,000	91,566
4.50%, 9/9/2052	900,000	797,895
4.50%, 4/15/2053	249,000	220,363
5.25%, 9/1/2035 (a)	375,000	385,391
5.63%, 4/1/2040	150,000	157,829
7.55%, 2/15/2030	118,000	135,707
		36,362,433
SEMICONDUCTORS — 2.3%
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	155,000	136,572
2.10%, 10/1/2031 (a)	200,000	165,438
2.80%, 10/1/2041	210,000	147,977
2.95%, 10/1/2051 (a)	320,000	208,829
3.45%, 6/15/2027	35,000	33,582
3.50%, 12/5/2026	328,000	316,445
5.05%, 4/1/2034	65,000	64,720
5.30%, 4/1/2054 (a)	100,000	97,723
Applied Materials, Inc.:
1.75%, 6/1/2030	734,000	618,013
3.30%, 4/1/2027	50,000	48,032
4.35%, 4/1/2047	210,000	183,336
4.80%, 6/15/2029 (a)	400,000	399,392
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	184,000	174,064
3.88%, 1/15/2027	100,000	96,797
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	111,000	99,331
2.45%, 2/15/2031 (b)	1,047,000	881,605
2.60%, 2/15/2033 (b)	100,000	80,962
3.14%, 11/15/2035 (b)	637,000	509,995
3.15%, 11/15/2025	343,000	332,422

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.42%, 4/15/2033 (b)	$540,000	$465,404
3.47%, 4/15/2034 (b)	392,000	334,078
3.50%, 2/15/2041 (b)	486,000	372,373
3.75%, 2/15/2051 (b)	400,000	297,120
4.00%, 4/15/2029 (b)	135,000	128,606
4.11%, 9/15/2028 (a)	200,000	192,920
4.15%, 11/15/2030	1,187,000	1,121,347
4.15%, 4/15/2032 (b)	659,000	607,117
4.75%, 4/15/2029	225,000	221,915
4.93%, 5/15/2037 (b)	1,572,000	1,478,042
5.00%, 4/15/2030	150,000	150,128
Intel Corp.:
1.60%, 8/12/2028	75,000	65,651
2.45%, 11/15/2029 (a)	642,000	564,408
3.05%, 8/12/2051	291,000	184,575
3.15%, 5/11/2027	215,000	204,370
3.20%, 8/12/2061	100,000	61,548
3.25%, 11/15/2049	35,000	23,469
3.70%, 7/29/2025	513,000	504,207
3.73%, 12/8/2047	661,000	486,192
3.75%, 3/25/2027	250,000	241,925
3.75%, 8/5/2027 (a)	50,000	48,225
3.90%, 3/25/2030	490,000	460,433
4.10%, 5/19/2046	190,000	151,677
4.15%, 8/5/2032	315,000	294,862
4.25%, 12/15/2042	197,000	163,478
4.60%, 3/25/2040	145,000	130,800
4.75%, 3/25/2050	1,810,000	1,559,098
4.80%, 10/1/2041	600,000	545,322
4.88%, 2/10/2026	200,000	198,812
4.88%, 2/10/2028	350,000	348,677
4.90%, 8/5/2052 (a)	355,000	312,901
5.00%, 2/21/2031	125,000	124,283
5.05%, 8/5/2062	50,000	44,162
5.13%, 2/10/2030	75,000	75,305
5.15%, 2/21/2034	145,000	143,174
5.20%, 2/10/2033 (a)	735,000	733,758
5.60%, 2/21/2054 (a)	750,000	727,395
5.63%, 2/10/2043	200,000	198,126
5.70%, 2/10/2053 (a)	428,000	421,045
5.90%, 2/10/2063	302,000	301,858
KLA Corp.:
3.30%, 3/1/2050	50,000	35,164
4.10%, 3/15/2029	350,000	339,860
4.65%, 7/15/2032	140,000	136,549
4.70%, 2/1/2034 (a)	250,000	242,923
4.95%, 7/15/2052	245,000	228,014
5.00%, 3/15/2049	100,000	93,449
5.25%, 7/15/2062	330,000	315,166
Lam Research Corp.:
1.90%, 6/15/2030	118,000	99,561
2.88%, 6/15/2050 (a)	100,000	65,116
3.75%, 3/15/2026	878,000	856,779
Marvell Technology, Inc.:
1.65%, 4/15/2026	150,000	140,358
Security Description	Principal Amount	Value
2.95%, 4/15/2031 (a)	$111,000	$95,694
4.88%, 6/22/2028	300,000	295,563
5.95%, 9/15/2033	180,000	185,863
Microchip Technology, Inc.:
4.25%, 9/1/2025	200,000	196,886
5.05%, 3/15/2029	90,000	89,253
Micron Technology, Inc.:
4.66%, 2/15/2030 (a)	125,000	121,070
4.98%, 2/6/2026	100,000	99,189
5.30%, 1/15/2031	55,000	54,868
5.33%, 2/6/2029	140,000	140,477
5.38%, 4/15/2028 (a)	60,000	60,238
5.88%, 2/9/2033	275,000	281,031
5.88%, 9/15/2033 (a)	161,000	164,661
6.75%, 11/1/2029	830,000	882,572
NVIDIA Corp.:
3.20%, 9/16/2026	350,000	338,268
3.50%, 4/1/2040	1,215,000	1,005,388
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	200,000	202,568
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	355,000	297,366
2.65%, 2/15/2032	597,000	496,340
3.25%, 5/11/2041	324,000	236,403
3.88%, 6/18/2026	150,000	145,667
4.30%, 6/18/2029	215,000	206,320
4.40%, 6/1/2027	175,000	171,136
5.00%, 1/15/2033 (a)	169,000	164,863
Qorvo, Inc. 4.38%, 10/15/2029	200,000	188,718
QUALCOMM, Inc.:
2.15%, 5/20/2030 (a)	400,000	346,204
3.25%, 5/20/2027	350,000	334,295
4.25%, 5/20/2032 (a)	15,000	14,337
4.50%, 5/20/2052 (a)	516,000	445,344
4.65%, 5/20/2035 (a)	250,000	243,145
4.80%, 5/20/2045	256,000	236,605
5.40%, 5/20/2033 (a)	100,000	103,561
6.00%, 5/20/2053 (a)	423,000	454,788
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	623,000	579,228
3.00%, 6/1/2031	175,000	148,563
Texas Instruments, Inc.:
1.13%, 9/15/2026	100,000	91,983
1.75%, 5/4/2030	100,000	84,451
1.90%, 9/15/2031	118,000	97,454
2.25%, 9/4/2029 (a)	354,000	312,915
3.88%, 3/15/2039 (a)	100,000	87,275
4.15%, 5/15/2048	200,000	165,788
4.60%, 2/8/2029 (a)	90,000	89,437
4.85%, 2/8/2034 (a)	85,000	84,206
4.90%, 3/14/2033 (a)	200,000	199,532
5.00%, 3/14/2053	50,000	46,826
5.05%, 5/18/2063	445,000	412,586

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.15%, 2/8/2054 (a)	$200,000	$191,298
TSMC Arizona Corp.:
1.75%, 10/25/2026	448,000	414,678
2.50%, 10/25/2031	500,000	423,175
3.25%, 10/25/2051	75,000	55,148
3.88%, 4/22/2027	230,000	222,362
4.25%, 4/22/2032	52,000	50,132
Xilinx, Inc. 2.38%, 6/1/2030	250,000	216,090
		34,108,768
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	88,025
4.20%, 5/1/2030 (a)	361,000	339,755
		427,780
SOFTWARE — 2.3%
Adobe, Inc.:
2.15%, 2/1/2027	200,000	186,478
4.80%, 4/4/2029	300,000	300,516
4.85%, 4/4/2027 (a)	80,000	79,983
4.95%, 4/4/2034	300,000	298,539
Atlassian Corp.:
5.25%, 5/15/2029	200,000	199,968
5.50%, 5/15/2034	165,000	163,446
Autodesk, Inc. 2.85%, 1/15/2030 (a)	23,000	20,502
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	185,000	164,846
Concentrix Corp.:
6.60%, 8/2/2028 (a)	200,000	202,452
6.65%, 8/2/2026	425,000	429,471
6.85%, 8/2/2033 (a)	250,000	247,500
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	330,000	307,675
3.10%, 3/1/2041	780,000	560,180
5.10%, 7/15/2032 (a)	207,000	204,357
Fiserv, Inc.:
3.50%, 7/1/2029	580,000	536,361
4.20%, 10/1/2028 (a)	619,000	594,995
4.40%, 7/1/2049	752,000	610,030
5.15%, 3/15/2027	350,000	350,213
5.35%, 3/15/2031	500,000	500,030
5.45%, 3/2/2028 (a)	180,000	181,618
5.45%, 3/15/2034	400,000	397,412
5.63%, 8/21/2033	200,000	201,766
Intuit, Inc.:
0.95%, 7/15/2025	225,000	214,985
1.65%, 7/15/2030	308,000	255,594
5.13%, 9/15/2028 (a)	400,000	403,600
5.20%, 9/15/2033	415,000	416,921
5.25%, 9/15/2026	200,000	200,612
Security Description	Principal Amount	Value
5.50%, 9/15/2053	$100,000	$100,404
Microsoft Corp.:
1.35%, 9/15/2030	600,000	494,694
2.40%, 8/8/2026	825,000	784,756
2.53%, 6/1/2050	1,500,000	947,010
2.68%, 6/1/2060	438,000	266,291
2.92%, 3/17/2052	1,515,000	1,029,079
3.04%, 3/17/2062	897,000	593,482
3.13%, 11/3/2025 (a)	1,000,000	975,570
3.30%, 2/6/2027	700,000	675,339
3.40%, 9/15/2026	450,000	435,649
3.40%, 6/15/2027	200,000	192,380
3.45%, 8/8/2036	151,000	131,651
3.50%, 2/12/2035 (a)	150,000	135,825
3.70%, 8/8/2046	400,000	327,900
3.95%, 8/8/2056	100,000	81,584
4.20%, 11/3/2035	150,000	143,358
4.25%, 2/6/2047 (a)	200,000	182,962
4.45%, 11/3/2045	150,000	140,454
4.50%, 6/15/2047	235,000	217,507
4.50%, 2/6/2057	200,000	183,356
5.20%, 6/1/2039	50,000	51,932
Oracle Corp.:
2.30%, 3/25/2028	505,000	456,576
2.65%, 7/15/2026	1,236,000	1,171,295
2.88%, 3/25/2031	375,000	323,936
2.95%, 4/1/2030	538,000	478,239
3.25%, 11/15/2027	384,000	362,143
3.60%, 4/1/2040	810,000	622,582
3.60%, 4/1/2050	730,000	509,752
3.65%, 3/25/2041	450,000	344,151
3.80%, 11/15/2037	482,000	397,023
3.85%, 7/15/2036	602,000	507,612
3.90%, 5/15/2035	175,000	151,725
3.95%, 3/25/2051	373,000	275,725
4.00%, 7/15/2046	607,000	462,844
4.00%, 11/15/2047	300,000	227,175
4.10%, 3/25/2061	915,000	656,970
4.13%, 5/15/2045	354,000	277,083
4.30%, 7/8/2034	250,000	227,705
4.38%, 5/15/2055	275,000	214,629
4.50%, 5/6/2028 (a)	90,000	88,387
4.50%, 7/8/2044	175,000	145,504
4.90%, 2/6/2033	290,000	281,448
5.38%, 7/15/2040	1,310,000	1,244,408
5.55%, 2/6/2053	1,277,000	1,207,672
6.13%, 7/8/2039	488,000	505,617
6.25%, 11/9/2032 (a)	275,000	291,143
6.90%, 11/9/2052	446,000	498,525
Roper Technologies, Inc.:
1.00%, 9/15/2025	5,000	4,735
1.40%, 9/15/2027	150,000	133,538
1.75%, 2/15/2031	543,000	437,397
2.95%, 9/15/2029	200,000	179,878
3.80%, 12/15/2026	610,000	589,675

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.85%, 12/15/2025	$100,000	$97,716
4.20%, 9/15/2028 (a)	196,000	189,342
Salesforce, Inc.:
1.50%, 7/15/2028	250,000	219,710
1.95%, 7/15/2031	400,000	328,176
2.70%, 7/15/2041	338,000	236,208
2.90%, 7/15/2051	762,000	490,972
3.05%, 7/15/2061	201,000	124,087
3.70%, 4/11/2028	121,000	116,680
ServiceNow, Inc. 1.40%, 9/1/2030	300,000	243,558
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	200,000	192,316
4.95%, 3/28/2028	300,000	297,189
5.00%, 3/28/2026	600,000	596,040
5.40%, 6/12/2029	95,000	95,555
5.60%, 6/12/2034	125,000	124,658
VMware LLC:
1.40%, 8/15/2026	465,000	428,121
1.80%, 8/15/2028	41,000	35,899
2.20%, 8/15/2031	155,000	125,970
4.70%, 5/15/2030	452,000	437,319
Workday, Inc.:
3.70%, 4/1/2029 (a)	104,000	97,621
3.80%, 4/1/2032	160,000	143,765
		34,217,227
TELECOMMUNICATIONS — 4.3%
America Movil SAB de CV:
2.88%, 5/7/2030	277,000	244,004
3.63%, 4/22/2029	250,000	233,437
4.38%, 7/16/2042	250,000	212,173
4.70%, 7/21/2032	305,000	293,010
6.13%, 3/30/2040	600,000	621,960
6.38%, 3/1/2035 (a)	50,000	53,518
AT&T, Inc.:
1.65%, 2/1/2028	300,000	266,436
1.70%, 3/25/2026	1,506,000	1,413,682
2.25%, 2/1/2032	1,260,000	1,022,553
2.55%, 12/1/2033	1,125,000	894,217
3.50%, 6/1/2041	741,000	566,872
3.50%, 9/15/2053	1,467,000	995,697
3.50%, 2/1/2061	100,000	65,780
3.55%, 9/15/2055	1,277,000	860,443
3.65%, 6/1/2051	1,160,000	819,169
3.65%, 9/15/2059	172,000	115,441
3.80%, 2/15/2027	250,000	241,557
3.80%, 12/1/2057	1,351,000	943,349
3.85%, 6/1/2060	844,000	588,918
3.88%, 1/15/2026	71,000	69,316
4.30%, 2/15/2030 (a)	2,164,000	2,073,220
4.30%, 12/15/2042	425,000	353,528
4.35%, 3/1/2029 (a)	500,000	484,630
4.35%, 6/15/2045	150,000	124,218
4.50%, 5/15/2035	100,000	92,077
Security Description	Principal Amount	Value
4.50%, 3/9/2048	$425,000	$350,438
4.55%, 3/9/2049	100,000	82,873
4.65%, 6/1/2044	147,000	125,525
4.75%, 5/15/2046	500,000	432,830
4.80%, 6/15/2044	190,000	165,004
4.85%, 3/1/2039 (a)	400,000	366,432
5.15%, 11/15/2046	185,000	171,771
5.25%, 3/1/2037	175,000	169,916
5.35%, 9/1/2040	200,000	191,328
5.40%, 2/15/2034 (a)	1,023,000	1,023,031
5.45%, 3/1/2047	145,000	140,172
5.54%, 2/20/2026	100,000	100,008
6.00%, 8/15/2040	50,000	51,059
6.30%, 1/15/2038	50,000	52,926
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	60,000	43,073
4.46%, 4/1/2048	211,000	176,248
5.10%, 5/11/2033	300,000	294,141
5.20%, 2/15/2034	350,000	342,314
5.55%, 2/15/2054 (a)	600,000	581,262
British Telecommunications PLC 9.63%, 12/15/2030 (a)	417,000	509,170
Cisco Systems, Inc.:
2.95%, 2/28/2026 (a)	100,000	96,658
4.80%, 2/26/2027	220,000	219,388
4.85%, 2/26/2029	175,000	174,946
4.95%, 2/26/2031	425,000	424,707
5.05%, 2/26/2034 (a)	450,000	449,568
5.30%, 2/26/2054	350,000	343,175
5.35%, 2/26/2064	600,000	583,572
5.50%, 1/15/2040	972,000	987,241
5.90%, 2/15/2039 (a)	356,000	378,239
Corning, Inc.:
4.38%, 11/15/2057	115,000	90,161
4.75%, 3/15/2042	1,100,000	981,805
5.45%, 11/15/2079 (a)	206,000	189,512
5.85%, 11/15/2068	25,000	24,468
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	365,000	425,433
9.25%, 6/1/2032	175,000	216,911
Juniper Networks, Inc. 2.00%, 12/10/2030	207,000	167,914
KT Corp. 4.00%, 8/8/2025 (b)	250,000	246,180
Motorola Solutions, Inc.:
2.30%, 11/15/2030	175,000	147,119
2.75%, 5/24/2031	100,000	84,763
5.00%, 4/15/2029	300,000	297,723
5.40%, 4/15/2034	115,000	113,957
5.50%, 9/1/2044 (a)	167,000	161,860
5.60%, 6/1/2032 (a)	253,000	255,788

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Nokia OYJ 6.63%, 5/15/2039	$625,000	$623,569
Orange SA 9.00%, 3/1/2031	400,000	477,172
Rogers Communications, Inc.:
3.20%, 3/15/2027 (a)	1,272,000	1,206,899
3.63%, 12/15/2025	425,000	413,389
4.30%, 2/15/2048 (a)	407,000	322,010
4.35%, 5/1/2049	50,000	39,774
4.50%, 3/15/2042	140,000	118,460
4.55%, 3/15/2052	400,000	326,156
5.00%, 3/15/2044 (a)	200,000	178,634
7.50%, 8/15/2038	35,000	40,737
Sprint Capital Corp.:
6.88%, 11/15/2028 (a)	500,000	530,030
8.75%, 3/15/2032	755,000	907,903
Sprint LLC 7.63%, 3/1/2026	509,000	522,992
Telefonica Emisiones SA:
4.10%, 3/8/2027	422,000	409,720
4.90%, 3/6/2048	469,000	396,722
5.21%, 3/8/2047	211,000	186,933
5.52%, 3/1/2049	339,000	313,734
7.05%, 6/20/2036 (a)	100,000	108,928
Telefonica Europe BV 8.25%, 9/15/2030	825,000	931,697
TELUS Corp.:
2.80%, 2/16/2027	68,000	63,890
4.60%, 11/16/2048	50,000	41,779
T-Mobile USA, Inc.:
2.05%, 2/15/2028	400,000	359,080
2.25%, 2/15/2026	1,304,000	1,239,426
2.25%, 11/15/2031	100,000	81,725
2.55%, 2/15/2031	305,000	258,905
2.63%, 4/15/2026 (a)	386,000	367,364
2.70%, 3/15/2032	375,000	313,567
3.00%, 2/15/2041	130,000	92,905
3.38%, 4/15/2029	650,000	600,288
3.40%, 10/15/2052	200,000	136,512
3.50%, 4/15/2031	1,480,000	1,330,120
3.60%, 11/15/2060 (a)	150,000	101,085
3.75%, 4/15/2027	775,000	744,984
3.88%, 4/15/2030	1,116,000	1,043,315
4.38%, 4/15/2040	476,000	412,468
4.50%, 4/15/2050	476,000	397,474
4.75%, 2/1/2028 (a)	200,000	196,964
4.85%, 1/15/2029	240,000	237,029
4.95%, 3/15/2028 (a)	45,000	44,698
5.05%, 7/15/2033	301,000	294,429
5.15%, 4/15/2034	115,000	112,999
5.20%, 1/15/2033	943,000	933,249
5.50%, 1/15/2055	636,000	612,837
5.65%, 1/15/2053	598,000	589,598
5.75%, 1/15/2034	195,000	200,587
5.75%, 1/15/2054	340,000	338,365
Security Description	Principal Amount	Value
5.80%, 9/15/2062	$350,000	$346,601
6.00%, 6/15/2054	275,000	284,705
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	552,000	519,029
1.45%, 3/20/2026	680,000	636,949
1.68%, 10/30/2030	584,000	474,634
1.75%, 1/20/2031	550,000	445,126
2.10%, 3/22/2028	1,525,000	1,371,707
2.36%, 3/15/2032	540,000	441,331
2.55%, 3/21/2031	1,050,000	891,922
2.63%, 8/15/2026	500,000	474,055
2.65%, 11/20/2040	301,000	207,380
2.85%, 9/3/2041	192,000	134,519
2.99%, 10/30/2056	711,000	435,253
3.00%, 3/22/2027 (a)	235,000	222,397
3.00%, 11/20/2060	638,000	381,913
3.15%, 3/22/2030	91,000	82,027
3.40%, 3/22/2041	425,000	324,849
3.55%, 3/22/2051	1,292,000	929,852
3.70%, 3/22/2061	1,545,000	1,089,735
3.88%, 3/1/2052	250,000	189,790
4.00%, 3/22/2050	245,000	190,929
4.13%, 3/16/2027	1,120,000	1,091,754
4.13%, 8/15/2046	123,000	99,415
4.27%, 1/15/2036	305,000	276,123
4.33%, 9/21/2028	338,000	328,620
4.40%, 11/1/2034	350,000	324,313
4.50%, 8/10/2033	150,000	141,005
4.52%, 9/15/2048	400,000	342,968
4.81%, 3/15/2039	155,000	143,744
4.86%, 8/21/2046	1,340,000	1,215,889
5.05%, 5/9/2033 (a)	200,000	197,200
5.50%, 2/23/2054 (a)	525,000	514,096
6.55%, 9/15/2043	172,000	189,123
7.75%, 12/1/2030	158,000	179,806
Vodafone Group PLC:
4.38%, 2/19/2043 (a)	220,000	191,847
4.88%, 6/19/2049	95,000	82,216
5.13%, 6/19/2059	100,000	86,773
5.63%, 2/10/2053 (a)	621,000	594,657
5.75%, 6/28/2054 (a)	750,000	726,195
5.75%, 2/10/2063	100,000	94,786
5.88%, 6/28/2064 (a)	750,000	720,787
6.15%, 2/27/2037	552,000	585,341
		63,482,276
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.55%, 11/19/2026	175,000	167,073
3.90%, 11/19/2029 (a)	766,000	706,650
6.35%, 3/15/2040 (a)	151,000	154,322
Mattel, Inc. 5.45%, 11/1/2041 (a)	500,000	447,825
		1,475,870

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TRANSPORTATION — 1.9%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	$615,000	$407,431
3.65%, 9/1/2025	60,000	58,823
3.90%, 8/1/2046	800,000	633,568
4.05%, 6/15/2048	215,000	173,664
4.13%, 6/15/2047	30,000	24,484
4.15%, 4/1/2045	200,000	165,642
4.15%, 12/15/2048	199,000	162,448
4.38%, 9/1/2042	100,000	87,078
4.40%, 3/15/2042	250,000	218,510
4.45%, 3/15/2043	296,000	259,110
4.45%, 1/15/2053	125,000	106,456
4.55%, 9/1/2044	200,000	175,840
4.95%, 9/15/2041	50,000	46,977
5.05%, 3/1/2041	50,000	47,443
5.15%, 9/1/2043	100,000	95,610
5.20%, 4/15/2054	604,000	579,961
5.40%, 6/1/2041	225,000	222,228
5.50%, 3/15/2055	180,000	180,535
5.75%, 5/1/2040	104,000	106,749
6.15%, 5/1/2037	510,000	550,111
Canadian National Railway Co.:
2.75%, 3/1/2026 (a)	160,000	154,114
3.20%, 8/2/2046 (a)	90,000	64,873
3.65%, 2/3/2048 (a)	112,000	86,269
3.85%, 8/5/2032	205,000	189,178
4.40%, 8/5/2052	76,000	65,280
5.85%, 11/1/2033	243,000	256,747
6.13%, 11/1/2053 (a)	55,000	60,912
6.38%, 11/15/2037	70,000	76,704
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	40,000	36,904
2.05%, 3/5/2030 (a)	900,000	768,024
2.45%, 12/2/2031	135,000	122,668
3.10%, 12/2/2051	300,000	199,341
4.20%, 11/15/2069	70,000	53,233
4.30%, 5/15/2043	156,000	132,967
4.70%, 5/1/2048	691,000	599,104
4.95%, 8/15/2045	50,000	45,601
6.13%, 9/15/2115	175,000	178,195
7.13%, 10/15/2031	280,000	311,391
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	140,000	135,300
CSX Corp.:
2.40%, 2/15/2030	182,000	158,722
3.35%, 11/1/2025	100,000	97,411
3.80%, 3/1/2028	17,000	16,353
3.80%, 11/1/2046	73,000	56,596
3.80%, 4/15/2050	60,000	45,803
4.10%, 11/15/2032	100,000	93,384
4.10%, 3/15/2044	215,000	176,659
4.25%, 3/15/2029	105,000	101,934
Security Description	Principal Amount	Value
4.25%, 11/1/2066	$90,000	$70,015
4.30%, 3/1/2048	225,000	187,695
4.50%, 3/15/2049	665,000	569,506
4.50%, 11/15/2052 (a)	256,000	219,139
4.75%, 5/30/2042	670,000	607,985
4.75%, 11/15/2048	225,000	200,527
5.20%, 11/15/2033	383,000	383,877
5.50%, 4/15/2041	100,000	99,502
6.00%, 10/1/2036	71,000	75,020
6.22%, 4/30/2040	213,000	228,093
FedEx Corp.:
3.10%, 8/5/2029 (a)	345,000	315,796
3.25%, 4/1/2026	50,000	48,325
3.25%, 5/15/2041	51,000	37,364
3.88%, 8/1/2042	246,000	192,052
4.05%, 2/15/2048	82,000	63,770
4.10%, 2/1/2045	106,000	83,324
4.20%, 10/17/2028 (a)	100,000	97,216
4.25%, 5/15/2030 (a)	104,000	99,843
4.40%, 1/15/2047	405,000	329,779
4.55%, 4/1/2046	184,000	153,404
4.75%, 11/15/2045	300,000	258,192
4.90%, 1/15/2034 (a)	115,000	112,239
4.95%, 10/17/2048	180,000	159,248
5.10%, 1/15/2044	52,000	47,499
5.25%, 5/15/2050 (a)	100,000	93,256
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	56,899	47,263
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (a)	505,000	493,410
Kirby Corp. 4.20%, 3/1/2028	51,000	49,232
Norfolk Southern Corp.:
2.55%, 11/1/2029	242,000	213,173
2.90%, 8/25/2051	104,000	64,547
3.00%, 3/15/2032 (a)	143,000	123,265
3.05%, 5/15/2050	312,000	203,131
3.16%, 5/15/2055	294,000	186,378
3.70%, 3/15/2053	95,000	68,504
3.94%, 11/1/2047	365,000	281,145
3.95%, 10/1/2042	260,000	208,380
4.05%, 8/15/2052	460,000	354,462
4.10%, 5/15/2049	100,000	78,737
4.45%, 3/1/2033	200,000	188,660
4.55%, 6/1/2053	439,000	367,851
4.84%, 10/1/2041	100,000	91,245
5.05%, 8/1/2030	145,000	144,655
5.10%, 8/1/2118	165,000	139,346
5.35%, 8/1/2054 (a)	200,000	190,600
5.55%, 3/15/2034	95,000	96,852
5.95%, 3/15/2064	105,000	107,095

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	$50,000	$46,266
Series MTN, 5.25%, 6/1/2028	177,000	177,366
Series MTN, 5.30%, 3/15/2027	30,000	30,025
Series MTN, 5.38%, 3/15/2029	300,000	301,212
Series MTN, 5.50%, 6/1/2029	69,000	69,714
Series MTN, 5.65%, 3/1/2028	310,000	314,362
6.30%, 12/1/2028	145,000	150,999
6.60%, 12/1/2033	365,000	389,616
Union Pacific Corp.:
2.15%, 2/5/2027	293,000	273,006
2.38%, 5/20/2031	435,000	369,363
2.40%, 2/5/2030	450,000	393,714
2.75%, 3/1/2026	400,000	384,648
2.80%, 2/14/2032	212,000	182,829
2.95%, 3/10/2052	709,000	457,000
3.00%, 4/15/2027	265,000	251,739
3.20%, 5/20/2041	200,000	151,066
3.25%, 8/15/2025	150,000	146,572
3.25%, 2/5/2050	238,000	165,822
3.35%, 8/15/2046 (a)	158,000	114,128
3.50%, 2/14/2053	1,278,000	915,994
3.55%, 5/20/2061	100,000	68,919
Series MTN, 3.55%, 8/15/2039	343,000	279,569
3.70%, 3/1/2029	100,000	95,245
3.75%, 7/15/2025	304,000	299,519
3.75%, 2/5/2070	75,000	52,363
3.80%, 10/1/2051	195,000	148,999
3.80%, 4/6/2071	115,000	80,943
3.84%, 3/20/2060	25,000	18,386
3.95%, 9/10/2028	259,000	250,854
3.95%, 8/15/2059	126,000	94,694
4.10%, 9/15/2067	150,000	113,319
4.50%, 9/10/2048	200,000	172,590
4.95%, 9/9/2052	55,000	51,332
4.95%, 5/15/2053	100,000	93,093
5.15%, 1/20/2063	203,000	187,215
United Parcel Service, Inc.:
2.50%, 9/1/2029	50,000	44,616
3.05%, 11/15/2027	231,000	217,782
3.40%, 3/15/2029 (a)	100,000	93,995
3.63%, 10/1/2042	50,000	39,414
3.75%, 11/15/2047	109,000	83,550
4.25%, 3/15/2049	110,000	90,839
4.45%, 4/1/2030	50,000	48,984
4.88%, 3/3/2033 (a)	300,000	295,560
4.88%, 11/15/2040	115,000	107,540
5.05%, 3/3/2053	143,000	133,708
5.15%, 5/22/2034	415,000	413,647
Security Description	Principal Amount	Value
5.20%, 4/1/2040	$135,000	$132,025
5.30%, 4/1/2050	200,000	194,530
5.50%, 5/22/2054 (a)	470,000	465,793
5.60%, 5/22/2064	500,000	494,425
6.20%, 1/15/2038	250,000	270,902
		27,436,723
TRUCKING & LEASING — 0.1%
GATX Corp.:
4.00%, 6/30/2030	90,000	83,770
5.40%, 3/15/2027	179,000	179,151
5.45%, 9/15/2033	300,000	295,923
6.05%, 3/15/2034	195,000	199,364
6.05%, 6/5/2054	300,000	300,651
6.90%, 5/1/2034	250,000	272,125
		1,330,984
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	350,000	289,705
2.80%, 5/1/2030 (a)	180,000	158,249
2.95%, 9/1/2027	75,000	70,208
3.25%, 6/1/2051	320,000	217,149
3.45%, 6/1/2029	100,000	93,097
3.45%, 5/1/2050	128,000	90,313
3.75%, 9/1/2047	365,000	276,378
4.20%, 9/1/2048	51,000	41,368
4.45%, 6/1/2032 (a)	175,000	166,701
5.15%, 3/1/2034	125,000	123,851
5.45%, 3/1/2054	125,000	120,722
6.59%, 10/15/2037	100,000	111,127
Essential Utilities, Inc.:
3.35%, 4/15/2050	175,000	117,635
4.28%, 5/1/2049	258,000	204,197
5.30%, 5/1/2052	226,000	206,263
5.38%, 1/15/2034	301,000	295,817
United Utilities PLC 6.88%, 8/15/2028	300,000	314,823
		2,897,603
TOTAL CORPORATE BONDS & NOTES (Cost $1,453,891,607)		1,433,617,870
Shares
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	12,222,692	12,226,359

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	120,998,573	$120,998,573
TOTAL SHORT-TERM INVESTMENTS (Cost $133,224,456)		133,224,932
TOTAL INVESTMENTS — 107.1% (Cost $1,587,116,063)		1,566,842,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(103,353,397)
NET ASSETS — 100.0%		$1,463,489,405
(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,433,617,870	$—	$1,433,617,870
Short-Term Investments	133,224,932	—	—	133,224,932
TOTAL INVESTMENTS	$133,224,932	$1,433,617,870	$—	$1,566,842,802

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,633,298	$1,633,625	$164,451,082	$153,857,467	$(1,357)	$476	12,222,692	$12,226,359	$185,542
State Street Navigator Securities Lending Portfolio II	28,956,552	28,956,552	423,345,968	331,303,947	—	—	120,998,573	120,998,573	236,805
Total		$30,590,177	$587,797,050	$485,161,414	$(1,357)	$476		$133,224,932	$422,347
See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$1,009,777	$867,076
1.50%, 12/1/2035	3,607,960	3,096,697
1.50%, 2/1/2036	3,008,183	2,588,841
1.50%, 4/1/2036	1,699,168	1,455,651
1.50%, 5/1/2036	358,185	306,769
1.50%, 6/1/2036	933,524	805,734
1.50%, 7/1/2036	749,343	641,430
1.50%, 12/1/2036	936,498	800,550
1.50%, 3/1/2037	11,538,048	9,849,540
1.50%, 4/1/2037	8,639,371	7,375,062
1.50%, 5/1/2041	3,908,592	3,155,837
1.50%, 1/1/2042	1,672,899	1,346,573
1.50%, 12/1/2050	2,323,539	1,739,161
1.50%, 2/1/2051	8,008,872	5,984,001
1.50%, 5/1/2051	2,459,748	1,836,634
1.50%, 6/1/2051	14,244,403	10,634,844
1.50%, 10/1/2051	8,971,070	6,695,003
1.50%, 11/1/2051	2,203,264	1,644,099
1.50%, 3/1/2052	2,152,851	1,605,980
2.00%, 3/1/2028	130,333	124,156
2.00%, 2/1/2032	1,477,451	1,352,180
2.00%, 7/1/2035	974,264	864,420
2.00%, 8/1/2035	1,098,710	978,696
2.00%, 9/1/2035	4,448,892	3,965,898
2.00%, 10/1/2035	176,490	156,833
2.00%, 11/1/2035	5,959,930	5,287,883
2.00%, 1/1/2036	1,010,221	893,991
2.00%, 4/1/2036	3,907,258	3,442,271
2.00%, 6/1/2036	1,239,406	1,092,663
2.00%, 8/1/2036	1,272,793	1,121,156
2.00%, 9/1/2036	5,938,312	5,244,716
2.00%, 10/1/2036	3,033,905	2,674,377
2.00%, 11/1/2036	367,601	323,471
2.00%, 12/1/2036	21,104,582	18,567,737
2.00%, 1/1/2037	5,613,478	4,937,853
2.00%, 2/1/2037	2,281,356	2,008,886
2.00%, 3/1/2037	762,638	673,814
2.00%, 4/1/2037	6,036,650	5,313,715
2.00%, 6/1/2037	3,449,099	3,056,247
2.00%, 5/1/2041	3,042,020	2,550,158
2.00%, 7/1/2041	5,367,459	4,497,108
2.00%, 8/1/2041	7,841,254	6,567,950
2.00%, 3/1/2042	2,121,493	1,765,126
2.00%, 4/1/2042	1,631,644	1,357,562
2.00%, 8/1/2050	5,839,488	4,607,411
2.00%, 9/1/2050	15,144,030	11,987,127
2.00%, 10/1/2050	10,637,161	8,388,435
2.00%, 11/1/2050	19,000,351	14,976,006
2.00%, 12/1/2050	23,177,243	18,274,246
2.00%, 1/1/2051	34,436,384	27,123,962
2.00%, 2/1/2051	32,109,134	25,359,098
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$9,728,635	$7,651,154
2.00%, 4/1/2051	34,949,134	27,490,866
2.00%, 5/1/2051	8,812,897	6,986,023
2.00%, 6/1/2051	1,813,485	1,429,392
2.00%, 7/1/2051	664,168	521,649
2.00%, 8/1/2051	5,418,084	4,253,989
2.00%, 9/1/2051	29,315,072	23,068,612
2.00%, 10/1/2051	8,059,482	6,328,048
2.00%, 11/1/2051	53,924,564	42,284,727
2.00%, 12/1/2051	2,959,199	2,337,066
2.00%, 1/1/2052	754,507	592,275
2.00%, 2/1/2052	42,710,177	33,497,318
2.00%, 3/1/2052	15,380,611	12,068,959
2.00%, 6/1/2052	2,723,959	2,130,473
2.50%, 4/1/2027	148,580	143,574
2.50%, 9/1/2027	111,856	107,723
2.50%, 10/1/2027	48,036	46,214
2.50%, 1/1/2028	183,741	176,936
2.50%, 4/1/2028	70,136	67,335
2.50%, 5/1/2028	63,753	61,416
2.50%, 6/1/2028	37,888	36,317
2.50%, 10/1/2029	14,392	13,652
2.50%, 1/1/2031	59,774	56,096
2.50%, 6/1/2031	300,688	280,893
2.50%, 10/1/2031	383,844	357,465
2.50%, 9/1/2032	714,358	667,456
2.50%, 11/1/2032	74,806	69,256
2.50%, 2/1/2033	57,731	53,433
2.50%, 4/1/2033	2,012,862	1,860,992
2.50%, 12/1/2033	1,455,493	1,346,687
2.50%, 1/1/2035	1,376,169	1,258,424
2.50%, 2/1/2035	434,535	393,822
2.50%, 4/1/2035	378,487	344,241
2.50%, 5/1/2035	1,236,290	1,124,050
2.50%, 7/1/2035	4,393,534	4,014,577
2.50%, 8/1/2035	2,456,517	2,231,230
2.50%, 9/1/2035	1,983,047	1,800,573
2.50%, 10/1/2035	935,851	849,737
2.50%, 11/1/2035	1,223,255	1,109,943
2.50%, 12/1/2035	488,110	442,746
2.50%, 1/1/2036	630,466	571,677
2.50%, 4/1/2036	490,059	443,173
2.50%, 7/1/2036	1,796,159	1,622,653
2.50%, 10/1/2036	688,787	621,858
2.50%, 1/1/2037	3,825,178	3,453,487
2.50%, 3/1/2037	948,880	860,894
2.50%, 4/1/2037	3,158,560	2,854,155
2.50%, 6/1/2037	4,021,035	3,648,558
2.50%, 2/1/2040	2,476,127	2,150,551
2.50%, 5/1/2040	103,753	90,064
2.50%, 8/1/2040	592,632	514,054
2.50%, 9/1/2040	2,707,638	2,348,044
2.50%, 6/1/2041	408,005	351,704
2.50%, 12/1/2041	2,610,772	2,247,123
2.50%, 4/1/2042	3,169,389	2,724,522

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.50%, 4/1/2043	$56,255	$48,316
2.50%, 9/1/2046	85,116	72,048
2.50%, 1/1/2050	47,738	39,482
2.50%, 4/1/2050	1,044,018	870,327
2.50%, 5/1/2050	2,026,127	1,673,928
2.50%, 6/1/2050	9,810,102	8,137,299
2.50%, 7/1/2050	1,511,449	1,257,780
2.50%, 8/1/2050	9,122,242	7,514,050
2.50%, 9/1/2050	17,899,192	14,914,743
2.50%, 10/1/2050	47,247,329	39,276,392
2.50%, 11/1/2050	8,482,301	6,979,049
2.50%, 12/1/2050	13,012,992	10,702,773
2.50%, 1/1/2051	20,046,521	16,455,004
2.50%, 2/1/2051	145,221	119,349
2.50%, 3/1/2051	2,242,650	1,843,120
2.50%, 6/1/2051	8,097,446	6,612,987
2.50%, 8/1/2051	8,000,774	6,561,571
2.50%, 9/1/2051	49,055,362	40,247,978
2.50%, 10/1/2051	11,955,050	9,813,966
2.50%, 11/1/2051	34,570,115	28,319,438
2.50%, 12/1/2051	16,513,707	13,536,310
2.50%, 1/1/2052	3,286,053	2,684,620
2.50%, 2/1/2052	10,490,201	8,574,547
2.50%, 3/1/2052	11,501,138	9,425,406
2.50%, 4/1/2052	42,265,341	34,819,271
2.50%, 5/1/2052	3,357,197	2,746,022
2.50%, 7/1/2052	3,545,888	2,904,751
3.00%, 10/1/2026	31,916	31,148
3.00%, 11/1/2026	59,863	58,312
3.00%, 3/1/2027	386,009	375,393
3.00%, 6/1/2027	44,489	43,190
3.00%, 10/1/2028	35,047	34,021
3.00%, 2/1/2029	12,975	12,497
3.00%, 7/1/2029	22,317	21,415
3.00%, 8/1/2029	66,259	63,542
3.00%, 9/1/2029	15,359	14,721
3.00%, 10/1/2030	82,648	78,621
3.00%, 11/1/2030	106,629	101,332
3.00%, 12/1/2030	351,760	333,978
3.00%, 2/1/2031	310,057	293,707
3.00%, 8/1/2031	79,290	74,931
3.00%, 11/1/2031	81,970	78,511
3.00%, 2/1/2032	62,893	59,347
3.00%, 5/1/2032	200,637	189,089
3.00%, 6/1/2032	157,550	148,434
3.00%, 7/1/2032	76,522	72,063
3.00%, 10/1/2032	102,795	96,688
3.00%, 12/1/2032	1,831,464	1,721,343
3.00%, 1/1/2033	67,489	63,596
3.00%, 2/1/2033	89,558	84,197
3.00%, 3/1/2033	1,656,062	1,558,065
3.00%, 4/1/2033	2,297,463	2,183,505
3.00%, 5/1/2033	55,268	52,017
3.00%, 7/1/2033	590,247	557,244
3.00%, 9/1/2034	1,305,033	1,220,175
Security Description	Principal Amount	Value
3.00%, 1/1/2035	$2,016,647	$1,886,210
3.00%, 4/1/2035	187,919	174,783
3.00%, 6/1/2035	213,537	198,306
3.00%, 7/1/2035	3,784,126	3,530,869
3.00%, 12/1/2035	5,654,337	5,276,200
3.00%, 4/1/2036	145,882	134,879
3.00%, 8/1/2036	279,882	261,105
3.00%, 9/1/2036	159,611	148,216
3.00%, 11/1/2037	2,462,631	2,276,273
3.00%, 1/1/2038	92,700	84,659
3.00%, 2/1/2038	577,299	530,175
3.00%, 11/1/2039	75,725	67,461
3.00%, 4/1/2042	2,729,953	2,427,302
3.00%, 6/1/2042	1,603,592	1,422,724
3.00%, 8/1/2042	122,995	109,123
3.00%, 9/1/2042	92,109	81,720
3.00%, 11/1/2042	765,826	680,066
3.00%, 1/1/2043	348,249	309,368
3.00%, 2/1/2043	504,183	447,715
3.00%, 3/1/2043	149,896	132,987
3.00%, 4/1/2043	1,268,706	1,123,896
3.00%, 5/1/2043	656,863	582,203
3.00%, 6/1/2043	38,269	33,952
3.00%, 7/1/2043	67,781	60,135
3.00%, 8/1/2043	42,153	37,398
3.00%, 9/1/2043	42,610	37,803
3.00%, 10/1/2043	43,799	38,858
3.00%, 12/1/2044	85,027	74,502
3.00%, 1/1/2045	339,122	297,491
3.00%, 6/1/2045	348,689	305,798
3.00%, 7/1/2045	448,133	392,973
3.00%, 8/1/2045	383,258	340,468
3.00%, 5/1/2046	98,428	86,095
3.00%, 6/1/2046	1,983,521	1,756,678
3.00%, 7/1/2046	5,093,383	4,459,781
3.00%, 8/1/2046	943,144	823,807
3.00%, 9/1/2046	1,779,430	1,548,682
3.00%, 10/1/2046	657,716	575,862
3.00%, 11/1/2046	144,833	126,686
3.00%, 12/1/2046	3,337,920	2,916,207
3.00%, 1/1/2047	681,310	595,431
3.00%, 2/1/2047	6,511,855	5,671,577
3.00%, 5/1/2047	696,721	612,824
3.00%, 7/1/2047	723,451	632,172
3.00%, 12/1/2047	226,827	197,899
3.00%, 1/1/2048	997,515	870,301
3.00%, 2/1/2048	87,427	76,277
3.00%, 3/1/2048	529,189	461,701
3.00%, 10/1/2048	521,839	455,288
3.00%, 5/1/2049	89,717	77,405
3.00%, 7/1/2049	50,297	43,395
3.00%, 8/1/2049	1,118,439	964,952
3.00%, 9/1/2049	888,860	766,879
3.00%, 10/1/2049	2,175,038	1,890,447
3.00%, 12/1/2049	456,612	395,766

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 1/1/2050	$1,139,739	$985,169
3.00%, 2/1/2050	10,713,594	9,282,746
3.00%, 3/1/2050	947,263	821,035
3.00%, 4/1/2050	6,615,249	5,709,599
3.00%, 5/1/2050	365,046	316,101
3.00%, 8/1/2050	2,540,655	2,205,201
3.00%, 9/1/2050	4,915,592	4,208,779
3.00%, 11/1/2050	3,896,666	3,339,133
3.00%, 1/1/2051	1,934,439	1,666,035
3.00%, 4/1/2051	1,466,998	1,259,369
3.00%, 5/1/2051	5,844,700	5,026,161
3.00%, 6/1/2051	17,241,309	14,784,035
3.00%, 7/1/2051	1,613,010	1,382,322
3.00%, 10/1/2051	3,334,198	2,854,051
3.00%, 11/1/2051	1,581,902	1,352,533
3.00%, 12/1/2051	5,431,017	4,639,398
3.00%, 1/1/2052	7,576,127	6,473,316
3.00%, 2/1/2052	10,645,540	9,105,683
3.00%, 3/1/2052	22,406,762	19,086,967
3.00%, 4/1/2052	10,723,301	9,175,781
3.00%, 5/1/2052	2,708,411	2,321,053
3.00%, 6/1/2052	4,714,973	4,038,496
3.00%, 8/1/2052	18,321,141	15,582,437
3.50%, 2/1/2026	14,449	14,217
3.50%, 10/1/2026	24,039	23,574
3.50%, 1/1/2029	10,581	10,284
3.50%, 3/1/2029	235,124	227,660
3.50%, 4/1/2029	85,025	82,320
3.50%, 6/1/2029	19,027	18,429
3.50%, 8/1/2029	10,435	10,101
3.50%, 9/1/2029	239,932	231,907
3.50%, 2/1/2030	6,942	6,700
3.50%, 1/1/2034	62,875	60,008
3.50%, 3/1/2034	202,484	192,421
3.50%, 8/1/2034	71,036	67,505
3.50%, 7/1/2035	95,056	90,000
3.50%, 7/1/2038	2,166,216	2,046,163
3.50%, 2/1/2039	39,484	36,944
3.50%, 3/1/2039	128,032	119,606
3.50%, 4/1/2039	70,276	65,536
3.50%, 2/1/2040	1,170,391	1,104,993
3.50%, 10/1/2041	487,934	446,455
3.50%, 2/1/2042	314,498	287,698
3.50%, 7/1/2042	10,728	9,812
3.50%, 8/1/2042	431,449	394,137
3.50%, 9/1/2042	108,770	99,359
3.50%, 3/1/2043	62,704	57,353
3.50%, 5/1/2043	166,674	152,426
3.50%, 8/1/2043	880,304	804,162
3.50%, 11/1/2043	25,839	23,634
3.50%, 12/1/2043	460,136	421,025
3.50%, 1/1/2044	277,299	253,305
3.50%, 5/1/2044	80,712	73,270
3.50%, 6/1/2044	45,376	41,245
3.50%, 8/1/2044	62,568	56,823
Security Description	Principal Amount	Value
3.50%, 10/1/2044	$334,909	$304,420
3.50%, 11/1/2044	35,867	32,602
3.50%, 12/1/2044	244,455	222,006
3.50%, 1/1/2045	450,472	408,956
3.50%, 2/1/2045	83,183	75,611
3.50%, 3/1/2045	175,772	159,751
3.50%, 7/1/2045	80,568	73,086
3.50%, 8/1/2045	80,443	72,944
3.50%, 10/1/2045	76,178	69,077
3.50%, 11/1/2045	155,888	141,243
3.50%, 12/1/2045	484,963	438,509
3.50%, 1/1/2046	450,357	408,157
3.50%, 3/1/2046	621,092	562,912
3.50%, 5/1/2046	197,739	178,315
3.50%, 7/1/2046	2,804,767	2,551,222
3.50%, 12/1/2046	242,518	218,805
3.50%, 2/1/2047	3,358,730	3,030,365
3.50%, 6/1/2047	1,232,962	1,116,141
3.50%, 7/1/2047	139,975	126,056
3.50%, 8/1/2047	124,423	112,197
3.50%, 9/1/2047	2,736,957	2,464,095
3.50%, 10/1/2047	831,077	749,256
3.50%, 11/1/2047	1,545,121	1,408,308
3.50%, 12/1/2047	161,915	146,005
3.50%, 2/1/2048	760,056	684,465
3.50%, 3/1/2048	4,255,871	3,817,438
3.50%, 5/1/2048	165,921	149,657
3.50%, 6/1/2048	108,510	97,774
3.50%, 7/1/2048	1,343,145	1,208,690
3.50%, 11/1/2048	590,487	533,546
3.50%, 2/1/2049	1,854,052	1,669,685
3.50%, 3/1/2049	1,269,536	1,138,425
3.50%, 4/1/2049	466,093	417,524
3.50%, 6/1/2049	94,883	84,989
3.50%, 7/1/2049	701,179	628,061
3.50%, 8/1/2049	1,216,579	1,093,486
3.50%, 9/1/2049	1,597,028	1,436,144
3.50%, 10/1/2049	584,843	525,737
3.50%, 12/1/2049	22,087,680	19,961,478
3.50%, 1/1/2050	15,722,239	14,043,258
3.50%, 6/1/2050	320,003	286,256
3.50%, 5/1/2051	461,869	409,489
3.50%, 6/1/2051	1,465,157	1,299,461
3.50%, 7/1/2051	159,808	141,723
3.50%, 9/1/2051	421,554	373,782
3.50%, 11/1/2051	3,036,809	2,715,160
3.50%, 2/1/2052	1,242,695	1,105,378
3.50%, 3/1/2052	9,399,727	8,315,042
3.50%, 4/1/2052	2,584,542	2,288,262
3.50%, 5/1/2052	698,215	618,121
3.50%, 7/1/2052	1,344,231	1,196,515
3.50%, 9/1/2052	19,141,192	16,941,008
3.50%, 11/1/2052	7,513,970	6,649,114
4.00%, 6/1/2025	11,504	11,387
4.00%, 2/1/2027	26,846	26,546

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 11/1/2033	$23,798	$23,090
4.00%, 6/1/2035	55,956	54,051
4.00%, 4/1/2038	1,485,263	1,427,429
4.00%, 10/1/2039	204,320	193,038
4.00%, 10/1/2040	428,496	404,734
4.00%, 12/1/2040	161,622	152,667
4.00%, 1/1/2041	275,005	259,735
4.00%, 2/1/2041	27,084	25,580
4.00%, 12/1/2041	31,699	29,887
4.00%, 2/1/2042	85,300	80,327
4.00%, 4/1/2042	15,315	14,440
4.00%, 6/1/2042	57,682	54,326
4.00%, 10/1/2043	79,264	74,735
4.00%, 12/1/2043	518,925	488,085
4.00%, 5/1/2044	34,567	32,379
4.00%, 7/1/2044	110,859	103,763
4.00%, 8/1/2044	58,725	54,928
4.00%, 10/1/2044	54,404	50,954
4.00%, 11/1/2044	256,577	239,973
4.00%, 12/1/2044	14,786	13,849
4.00%, 2/1/2045	296,123	276,556
4.00%, 4/1/2045	19,037	17,802
4.00%, 5/1/2045	656,536	616,060
4.00%, 9/1/2045	62,500	58,370
4.00%, 10/1/2045	347,943	325,026
4.00%, 11/1/2045	205,896	192,291
4.00%, 12/1/2045	157,662	147,369
4.00%, 1/1/2046	372,114	348,010
4.00%, 2/1/2046	1,224,243	1,143,351
4.00%, 9/1/2046	94,430	88,288
4.00%, 12/1/2046	138,665	129,502
4.00%, 1/1/2047	2,057,839	1,919,547
4.00%, 2/1/2047	885,623	826,094
4.00%, 5/1/2047	61,061	56,759
4.00%, 6/1/2047	68,962	64,178
4.00%, 7/1/2047	264,899	247,013
4.00%, 8/1/2047	133,274	124,029
4.00%, 9/1/2047	67,217	62,555
4.00%, 11/1/2047	146,729	136,673
4.00%, 12/1/2047	74,848	69,656
4.00%, 2/1/2048	514,354	478,055
4.00%, 3/1/2048	130,980	121,736
4.00%, 4/1/2048	113,585	105,653
4.00%, 5/1/2048	97,164	90,378
4.00%, 6/1/2048	1,652,895	1,542,290
4.00%, 7/1/2048	100,214	93,215
4.00%, 9/1/2048	902,302	838,135
4.00%, 10/1/2048	991,507	919,560
4.00%, 11/1/2048	521,754	485,562
4.00%, 12/1/2048	640,417	597,473
4.00%, 1/1/2049	832,508	782,593
4.00%, 3/1/2049	1,453,056	1,348,222
4.00%, 4/1/2049	1,688,254	1,568,589
4.00%, 6/1/2049	462,809	429,312
4.00%, 7/1/2049	973,989	904,297
Security Description	Principal Amount	Value
4.00%, 8/1/2049	$146,759	$136,137
4.00%, 9/1/2049	364,379	338,006
4.00%, 12/1/2049	55,451	51,438
4.00%, 1/1/2050	1,143,166	1,060,425
4.00%, 4/1/2050	122,789	113,675
4.00%, 5/1/2050	238,353	220,662
4.00%, 6/1/2050	321,246	297,403
4.00%, 7/1/2050	516,595	479,457
4.00%, 2/1/2051	9,380,896	8,701,919
4.00%, 4/1/2052	1,034,549	947,133
4.00%, 5/1/2052	647,818	593,080
4.00%, 7/1/2052	2,920,205	2,673,459
4.00%, 8/1/2052	18,230,508	16,705,359
4.00%, 10/1/2052	10,167,923	9,308,366
4.00%, 11/1/2052	4,809,137	4,400,542
4.00%, 1/1/2053	4,043,072	3,699,563
4.00%, 5/1/2053	807,303	745,095
4.50%, 2/1/2039	29,633	28,839
4.50%, 7/1/2041	56,517	54,905
4.50%, 9/1/2041	14,003	13,604
4.50%, 10/1/2041	121,613	118,266
4.50%, 1/1/2043	1,620,943	1,560,614
4.50%, 10/1/2043	38,342	37,128
4.50%, 3/1/2044	44,210	42,806
4.50%, 7/1/2044	155,556	150,619
4.50%, 8/1/2044	251,659	243,414
4.50%, 9/1/2044	101,890	99,048
4.50%, 10/1/2044	49,619	47,984
4.50%, 7/1/2045	146,092	142,071
4.50%, 8/1/2045	15,854	15,318
4.50%, 3/1/2046	162,300	157,062
4.50%, 8/1/2046	97,946	94,750
4.50%, 3/1/2047	219,007	211,335
4.50%, 7/1/2047	231,211	223,873
4.50%, 12/1/2047	110,067	105,847
4.50%, 6/1/2048	727,517	699,820
4.50%, 7/1/2048	39,149	37,514
4.50%, 8/1/2048	117,507	112,457
4.50%, 9/1/2048	1,335,099	1,279,293
4.50%, 11/1/2048	21,441	20,546
4.50%, 1/1/2049	1,136,314	1,090,428
4.50%, 3/1/2049	2,420,237	2,329,205
4.50%, 4/1/2049	108,271	103,551
4.50%, 5/1/2049	235,778	225,443
4.50%, 8/1/2049	3,069,476	2,927,907
4.50%, 9/1/2049	402,637	384,988
4.50%, 2/1/2050	428,978	410,174
4.50%, 4/1/2050	608,117	579,957
4.50%, 6/1/2052	4,305,618	4,062,927
4.50%, 7/1/2052	228,472	217,025
4.50%, 9/1/2052	315,958	300,600
4.50%, 10/1/2052	16,378,248	15,448,038
4.50%, 11/1/2052	5,199,964	4,903,825
4.50%, 12/1/2052	2,204,364	2,078,484
4.50%, 1/1/2053	6,265,887	5,908,074

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.50%, 5/1/2053	$8,904,336	$8,390,759
5.00%, 12/1/2033	145,088	143,999
5.00%, 2/1/2038	909,339	901,042
5.00%, 9/1/2038	14,429	14,359
5.00%, 9/1/2039	59,716	59,375
5.00%, 12/1/2039	197,498	196,123
5.00%, 1/1/2040	89,794	89,169
5.00%, 12/1/2041	38,263	38,041
5.00%, 12/1/2044	140,642	139,643
5.00%, 7/1/2048	119,866	117,692
5.00%, 8/1/2048	608,338	596,532
5.00%, 9/1/2048	1,440,035	1,412,236
5.00%, 5/1/2049	928,700	910,165
5.00%, 9/1/2049	4,655,119	4,566,410
5.00%, 10/1/2049	1,650,983	1,618,995
5.00%, 11/1/2049	640,711	628,508
5.00%, 3/1/2050	1,373,346	1,347,188
5.00%, 7/1/2052	1,504,652	1,460,090
5.00%, 8/1/2052	1,335,860	1,304,843
5.00%, 9/1/2052	9,333,232	9,038,765
5.00%, 10/1/2052	12,245,738	11,874,163
5.00%, 12/1/2052	8,237,165	8,042,281
5.00%, 2/1/2053	14,300,446	13,827,141
5.00%, 4/1/2053	2,840,334	2,745,338
5.00%, 7/1/2053	17,417,166	16,823,573
5.00%, 9/1/2053	2,437,603	2,377,977
5.00%, 12/1/2053	5,184,583	5,007,888
5.50%, 9/1/2035	2,860	2,899
5.50%, 12/1/2036	7,718	7,823
5.50%, 7/1/2037	74,091	75,107
5.50%, 4/1/2038	37,766	38,331
5.50%, 5/1/2038	2,306	2,339
5.50%, 8/1/2038	97,076	98,407
5.50%, 11/1/2052	590,855	583,173
5.50%, 12/1/2052	2,958,110	2,940,166
5.50%, 2/1/2053	21,778,711	21,480,035
5.50%, 3/1/2053	2,451,189	2,438,867
5.50%, 4/1/2053	451,876	447,611
5.50%, 5/1/2053	2,628,610	2,610,224
5.50%, 7/1/2053	21,103,125	20,808,480
5.50%, 9/1/2053	3,080,180	3,053,994
5.50%, 3/1/2054	33,461,442	32,980,019
6.00%, 10/1/2038	418,398	422,621
6.00%, 7/1/2040	192,194	199,181
6.00%, 10/1/2052	2,171,217	2,184,385
6.00%, 12/1/2052	443,716	444,952
6.00%, 3/1/2053	1,744,696	1,780,141
6.00%, 4/1/2053	1,016,987	1,026,108
6.00%, 8/1/2053	6,894,549	6,911,016
6.00%, 9/1/2053	8,340,670	8,440,025
6.00%, 10/1/2053	2,325,152	2,345,695
6.00%, 11/1/2053	28,438,252	28,536,647
6.00%, 12/1/2053	16,081,315	16,119,723
6.00%, 6/1/2054	9,421,765	9,443,990
6.50%, 1/1/2053	4,888,685	4,984,250
Security Description	Principal Amount	Value
6.50%, 2/1/2053	$1,169,879	$1,201,060
6.50%, 5/1/2053	450,605	462,719
6.50%, 6/1/2053	2,223,774	2,262,312
6.50%, 10/1/2053	19,226,222	19,559,414
6.50%, 11/1/2053	1,273,161	1,295,225
6.50%, 12/1/2053	10,656,138	10,988,455
6.50%, 2/1/2054	4,619,305	4,743,490
7.00%, 1/1/2054	13,881,379	14,266,945
Federal National Mortgage Association:
1.50%, 10/1/2035	1,262,143	1,083,778
1.50%, 11/1/2035	2,443,726	2,102,643
1.50%, 12/1/2035	1,987,868	1,713,655
1.50%, 1/1/2036	1,869,255	1,604,013
1.50%, 2/1/2036	5,839,031	5,015,486
1.50%, 3/1/2036	677,633	580,675
1.50%, 4/1/2036	1,022,758	876,181
1.50%, 6/1/2036	837,458	717,050
1.50%, 7/1/2036	2,425,456	2,076,167
1.50%, 8/1/2036	497,282	425,553
1.50%, 10/1/2036	884,896	756,848
1.50%, 11/1/2036	2,221,551	1,919,774
1.50%, 12/1/2036	339,557	290,265
1.50%, 1/1/2037	32,786,457	28,019,384
1.50%, 3/1/2037	24,543,222	20,951,503
1.50%, 4/1/2037	2,593,128	2,213,643
1.50%, 5/1/2041	4,724,434	3,814,556
1.50%, 10/1/2041	1,631,018	1,314,376
1.50%, 1/1/2042	4,273,757	3,441,413
1.50%, 12/1/2050	17,991,783	13,445,736
1.50%, 1/1/2051	6,341,927	4,738,507
1.50%, 2/1/2051	5,212,129	3,894,354
1.50%, 3/1/2051	7,943,745	5,932,632
1.50%, 5/1/2051	829,831	619,614
1.50%, 6/1/2051	1,317,344	992,153
1.50%, 7/1/2051	4,279,594	3,195,137
1.50%, 9/1/2051	4,465,210	3,333,993
1.50%, 10/1/2051	18,023,636	13,450,826
1.50%, 11/1/2051	11,054,804	8,249,213
1.50%, 3/1/2052	1,920,260	1,432,472
1.50%, 4/1/2052	6,614,405	4,937,277
2.00%, 2/1/2028	268,940	256,484
2.00%, 11/1/2031	63,453	58,215
2.00%, 2/1/2032	517,603	473,868
2.00%, 4/1/2035	191,261	169,918
2.00%, 5/1/2035	1,078,095	957,374
2.00%, 7/1/2035	167,497	148,548
2.00%, 8/1/2035	3,401,362	3,037,076
2.00%, 9/1/2035	11,442,911	10,165,426
2.00%, 10/1/2035	9,211,336	8,175,543
2.00%, 11/1/2035	2,762,070	2,446,408
2.00%, 12/1/2035	8,389,989	7,430,398
2.00%, 1/1/2036	3,275,456	2,902,604
2.00%, 2/1/2036	4,543,711	4,032,887
2.00%, 3/1/2036	2,282,322	2,024,181

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.00%, 4/1/2036	$3,886,787	$3,446,727
2.00%, 5/1/2036	18,555,259	16,417,812
2.00%, 7/1/2036	5,209,732	4,590,385
2.00%, 9/1/2036	360,658	317,030
2.00%, 10/1/2036	1,998,404	1,756,507
2.00%, 11/1/2036	1,246,235	1,096,625
2.00%, 12/1/2036	25,338,844	22,293,025
2.00%, 2/1/2037	1,745,273	1,536,291
2.00%, 3/1/2037	4,897,606	4,315,966
2.00%, 4/1/2037	1,123,320	991,492
2.00%, 5/1/2037	4,636,358	4,076,633
2.00%, 8/1/2040	560,251	470,961
2.00%, 10/1/2040	2,726,859	2,291,002
2.00%, 11/1/2040	5,781,829	4,856,327
2.00%, 12/1/2040	3,295,422	2,767,157
2.00%, 1/1/2041	8,128,161	6,823,309
2.00%, 5/1/2041	1,514,867	1,269,930
2.00%, 6/1/2041	545,779	457,406
2.00%, 10/1/2041	6,235,370	5,225,323
2.00%, 11/1/2041	7,420,812	6,210,617
2.00%, 12/1/2041	877,767	734,309
2.00%, 2/1/2042	3,480,334	2,910,335
2.00%, 4/1/2042	2,712,608	2,256,947
2.00%, 5/1/2042	5,229,862	4,351,355
2.00%, 8/1/2042	4,866,984	4,069,883
2.00%, 6/1/2050	2,325,952	1,836,459
2.00%, 7/1/2050	11,726,043	9,345,986
2.00%, 8/1/2050	4,720,316	3,765,634
2.00%, 9/1/2050	15,700,749	12,465,564
2.00%, 10/1/2050	21,754,628	17,177,869
2.00%, 11/1/2050	42,611,813	33,833,078
2.00%, 12/1/2050	21,553,117	17,045,792
2.00%, 1/1/2051	62,636,925	49,567,042
2.00%, 2/1/2051	53,745,558	42,644,723
2.00%, 3/1/2051	50,770,861	40,080,278
2.00%, 4/1/2051	33,636,033	26,481,618
2.00%, 5/1/2051	35,291,547	27,895,372
2.00%, 6/1/2051	19,422,231	15,202,476
2.00%, 7/1/2051	69,239,697	54,489,274
2.00%, 8/1/2051	7,386,669	5,803,577
2.00%, 9/1/2051	31,307,277	24,584,316
2.00%, 10/1/2051	5,162,009	4,048,733
2.00%, 11/1/2051	82,994,833	65,229,117
2.00%, 12/1/2051	1,265,012	999,170
2.00%, 1/1/2052	9,174,407	7,190,815
2.00%, 2/1/2052	99,027,900	77,619,756
2.00%, 3/1/2052	4,511,651	3,536,738
2.00%, 4/1/2052	4,510,090	3,527,449
2.00%, 5/1/2052	1,859,032	1,457,596
2.00%, 10/1/2052	2,397,460	1,875,111
2.50%, 12/1/2027	338,665	325,324
2.50%, 3/1/2028	61,590	59,129
2.50%, 5/1/2028	159,804	153,136
2.50%, 7/1/2028	115,269	110,285
2.50%, 8/1/2028	53,498	51,160
Security Description	Principal Amount	Value
2.50%, 9/1/2028	$656,501	$630,914
2.50%, 10/1/2028	24,992	23,930
2.50%, 12/1/2028	747,101	717,345
2.50%, 3/1/2029	131,041	125,696
2.50%, 6/1/2029	2,140,237	2,056,545
2.50%, 8/1/2029	132,746	127,420
2.50%, 2/1/2030	21,924	20,731
2.50%, 4/1/2030	109,738	103,658
2.50%, 5/1/2030	32,027	30,154
2.50%, 6/1/2030	533,427	502,198
2.50%, 7/1/2030	635,280	608,694
2.50%, 8/1/2030	651,453	614,503
2.50%, 11/1/2030	101,355	95,124
2.50%, 8/1/2031	807,871	754,336
2.50%, 9/1/2031	999,487	931,776
2.50%, 10/1/2031	1,488,353	1,410,795
2.50%, 11/1/2031	1,066,921	995,032
2.50%, 12/1/2031	136,561	127,058
2.50%, 1/1/2032	117,516	109,456
2.50%, 2/1/2032	377,513	352,200
2.50%, 4/1/2032	279,059	258,441
2.50%, 6/1/2032	1,688,892	1,578,503
2.50%, 8/1/2032	228,464	212,917
2.50%, 10/1/2032	330,718	306,204
2.50%, 11/1/2032	219,407	203,283
2.50%, 12/1/2032	65,560	60,609
2.50%, 1/1/2033	508,149	472,135
2.50%, 4/1/2033	533,185	497,474
2.50%, 12/1/2033	1,886,780	1,768,741
2.50%, 6/1/2034	140,546	127,378
2.50%, 8/1/2034	773,064	723,246
2.50%, 10/1/2034	249,776	227,239
2.50%, 11/1/2034	1,361,737	1,235,354
2.50%, 12/1/2034	910,131	824,860
2.50%, 1/1/2035	2,813,547	2,550,392
2.50%, 2/1/2035	4,607,255	4,175,593
2.50%, 4/1/2035	823,910	746,520
2.50%, 6/1/2035	5,166,611	4,712,458
2.50%, 7/1/2035	1,114,710	1,032,962
2.50%, 8/1/2035	7,129,883	6,490,173
2.50%, 11/1/2035	1,532,637	1,393,522
2.50%, 1/1/2036	349,951	318,590
2.50%, 2/1/2036	1,758,046	1,599,340
2.50%, 7/1/2036	2,506,514	2,267,931
2.50%, 10/1/2036	795,118	716,861
2.50%, 11/1/2036	424,044	382,840
2.50%, 3/1/2037	2,358,458	2,131,198
2.50%, 2/1/2040	2,851,943	2,476,952
2.50%, 7/1/2040	255,504	221,682
2.50%, 2/1/2041	4,462,795	3,865,277
2.50%, 6/1/2041	2,926,928	2,523,041
2.50%, 4/1/2042	4,239,402	3,644,345
2.50%, 12/1/2042	228,017	195,838
2.50%, 1/1/2043	3,611,152	3,101,529
2.50%, 2/1/2043	1,008,578	866,243

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
2.50%, 4/1/2043	$222,665	$191,296
2.50%, 5/1/2043	165,857	142,491
2.50%, 8/1/2046	234,703	198,667
2.50%, 10/1/2046	675,261	571,583
2.50%, 4/1/2048	249,421	211,126
2.50%, 11/1/2049	11,995,675	9,921,036
2.50%, 12/1/2049	1,289,683	1,066,634
2.50%, 1/1/2050	589,094	487,211
2.50%, 2/1/2050	870,927	720,301
2.50%, 3/1/2050	3,753,190	3,124,223
2.50%, 5/1/2050	4,564,999	3,751,480
2.50%, 6/1/2050	26,519,371	22,110,122
2.50%, 7/1/2050	22,552,710	18,501,310
2.50%, 8/1/2050	29,851,849	24,876,408
2.50%, 9/1/2050	10,583,793	8,761,198
2.50%, 10/1/2050	11,062,970	9,092,883
2.50%, 11/1/2050	11,345,212	9,366,416
2.50%, 12/1/2050	1,798,368	1,489,243
2.50%, 2/1/2051	3,851,650	3,150,468
2.50%, 3/1/2051	6,415,332	5,273,612
2.50%, 4/1/2051	24,177,988	19,898,543
2.50%, 5/1/2051	19,515,135	16,148,188
2.50%, 7/1/2051	29,183,150	24,001,403
2.50%, 8/1/2051	28,451,778	23,385,766
2.50%, 9/1/2051	31,507,650	25,931,441
2.50%, 10/1/2051	34,282,615	28,186,706
2.50%, 11/1/2051	12,064,580	9,873,241
2.50%, 12/1/2051	5,019,343	4,110,234
2.50%, 1/1/2052	63,758,442	52,366,635
2.50%, 2/1/2052	14,981,349	12,266,542
2.50%, 6/1/2052	4,198,290	3,433,994
2.50%, 7/1/2052	9,846,843	8,057,142
2.50%, 9/1/2052	5,569,851	4,557,585
3.00%, 12/1/2026	33,034	32,197
3.00%, 2/1/2027	4,891	4,758
3.00%, 4/1/2027	44,363	43,093
3.00%, 7/1/2027	56,239	54,625
3.00%, 8/1/2027	165,649	160,784
3.00%, 6/1/2028	313,596	303,479
3.00%, 9/1/2028	42,296	41,088
3.00%, 10/1/2028	20,028	19,277
3.00%, 11/1/2028	32,502	31,321
3.00%, 6/1/2029	355,289	341,837
3.00%, 7/1/2029	28,496	27,318
3.00%, 8/1/2029	38,809	37,166
3.00%, 9/1/2029	15,121	14,468
3.00%, 10/1/2029	66,910	64,010
3.00%, 2/1/2030	108,078	103,994
3.00%, 3/1/2030	797,736	761,323
3.00%, 4/1/2030	50,578	48,154
3.00%, 5/1/2030	445,332	430,786
3.00%, 6/1/2030	18,306	17,452
3.00%, 7/1/2030	268,603	258,531
3.00%, 9/1/2030	216,068	208,242
3.00%, 11/1/2030	137,469	130,583
Security Description	Principal Amount	Value
3.00%, 12/1/2030	$28,083	$26,675
3.00%, 1/1/2031	717,425	691,279
3.00%, 4/1/2031	161,602	153,103
3.00%, 1/1/2032	99,555	93,909
3.00%, 6/1/2032	75,098	72,523
3.00%, 7/1/2032	175,002	164,939
3.00%, 8/1/2032	622,264	585,680
3.00%, 11/1/2032	2,066,388	1,968,317
3.00%, 12/1/2032	388,310	366,574
3.00%, 1/1/2033	79,376	74,584
3.00%, 2/1/2033	842,512	790,826
3.00%, 3/1/2033	288,809	271,841
3.00%, 5/1/2033	49,077	46,177
3.00%, 9/1/2033	2,838,839	2,679,390
3.00%, 2/1/2034	597,587	562,510
3.00%, 7/1/2034	565,476	527,874
3.00%, 10/1/2034	465,653	434,665
3.00%, 11/1/2034	403,265	376,459
3.00%, 1/1/2035	487,593	454,970
3.00%, 2/1/2035	901,148	840,899
3.00%, 4/1/2035	595,428	556,409
3.00%, 5/1/2035	2,702,784	2,522,499
3.00%, 12/1/2035	113,624	106,045
3.00%, 2/1/2036	1,039,415	961,645
3.00%, 6/1/2036	1,383,810	1,277,417
3.00%, 7/1/2036	984,814	909,176
3.00%, 8/1/2036	1,442,993	1,331,825
3.00%, 9/1/2036	143,800	132,601
3.00%, 12/1/2036	185,436	171,521
3.00%, 6/1/2037	3,912,620	3,613,527
3.00%, 8/1/2037	84,600	77,333
3.00%, 3/1/2038	641,239	585,288
3.00%, 8/1/2038	1,834,074	1,692,489
3.00%, 11/1/2039	127,922	113,960
3.00%, 2/1/2040	1,141,888	1,017,261
3.00%, 3/1/2040	2,683,515	2,449,510
3.00%, 4/1/2040	2,349,668	2,094,874
3.00%, 11/1/2041	4,975,007	4,345,979
3.00%, 6/1/2042	1,308,252	1,157,811
3.00%, 9/1/2042	69,348	61,526
3.00%, 10/1/2042	276,099	244,981
3.00%, 12/1/2042	202,446	179,613
3.00%, 1/1/2043	906,060	803,958
3.00%, 2/1/2043	338,906	300,678
3.00%, 3/1/2043	309,406	270,285
3.00%, 4/1/2043	287,585	254,814
3.00%, 5/1/2043	1,096,095	969,709
3.00%, 6/1/2043	805,887	713,969
3.00%, 7/1/2043	225,508	199,811
3.00%, 8/1/2043	3,278,879	2,906,391
3.00%, 9/1/2043	59,001	52,277
3.00%, 1/1/2044	11,085	9,824
3.00%, 3/1/2044	103,457	91,667
3.00%, 10/1/2044	1,619,339	1,428,418
3.00%, 12/1/2044	395,021	340,812

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 1/1/2045	$369,827	$325,541
3.00%, 4/1/2045	220,002	193,149
3.00%, 5/1/2045	310,626	272,038
3.00%, 8/1/2045	322,835	286,046
3.00%, 11/1/2045	142,588	124,875
3.00%, 12/1/2045	67,880	59,447
3.00%, 4/1/2046	2,481,928	2,173,606
3.00%, 5/1/2046	520,224	448,025
3.00%, 6/1/2046	3,945,592	3,462,904
3.00%, 8/1/2046	1,273,822	1,101,923
3.00%, 9/1/2046	5,250,803	4,609,968
3.00%, 10/1/2046	6,558,032	5,733,565
3.00%, 11/1/2046	2,577,582	2,257,064
3.00%, 12/1/2046	322,343	282,269
3.00%, 1/1/2047	3,602,917	3,172,255
3.00%, 2/1/2047	75,051	66,498
3.00%, 3/1/2047	423,808	370,765
3.00%, 4/1/2047	10,085,533	8,717,281
3.00%, 7/1/2047	4,150,622	3,625,827
3.00%, 8/1/2047	340,308	297,281
3.00%, 9/1/2047	325,366	285,427
3.00%, 10/1/2047	4,910,194	4,288,461
3.00%, 12/1/2047	1,757,041	1,534,885
3.00%, 1/1/2048	1,125,406	981,883
3.00%, 2/1/2048	884,133	771,379
3.00%, 4/1/2048	7,234,005	6,409,643
3.00%, 9/1/2048	1,446,616	1,263,710
3.00%, 11/1/2048	1,004,404	876,312
3.00%, 6/1/2049	366,599	316,289
3.00%, 7/1/2049	239,910	206,987
3.00%, 9/1/2049	3,054,531	2,637,012
3.00%, 10/1/2049	1,463,880	1,263,057
3.00%, 11/1/2049	3,270,603	2,825,527
3.00%, 12/1/2049	1,119,323	975,915
3.00%, 1/1/2050	10,418,840	8,986,550
3.00%, 2/1/2050	20,281,136	17,583,285
3.00%, 3/1/2050	10,275,746	8,878,187
3.00%, 4/1/2050	1,882,046	1,622,476
3.00%, 6/1/2050	645,306	555,769
3.00%, 7/1/2050	8,395,170	7,232,911
3.00%, 8/1/2050	14,244,906	12,285,142
3.00%, 9/1/2050	8,702,359	7,475,363
3.00%, 10/1/2050	372,307	320,188
3.00%, 11/1/2050	159,425	137,157
3.00%, 12/1/2050	60,685	52,153
3.00%, 1/1/2051	2,024,914	1,739,572
3.00%, 3/1/2051	1,174,780	1,009,091
3.00%, 4/1/2051	8,186,461	7,076,221
3.00%, 5/1/2051	12,209,970	10,495,171
3.00%, 6/1/2051	3,899,995	3,342,751
3.00%, 7/1/2051	4,684,211	4,014,481
3.00%, 8/1/2051	6,623,377	5,674,089
3.00%, 9/1/2051	7,258,161	6,212,938
3.00%, 10/1/2051	1,493,877	1,282,783
3.00%, 11/1/2051	905,554	776,045
Security Description	Principal Amount	Value
3.00%, 12/1/2051	$6,272,164	$5,398,315
3.00%, 1/1/2052	136,091	116,224
3.00%, 2/1/2052	7,785,679	6,682,874
3.00%, 3/1/2052	1,091,915	930,720
3.00%, 4/1/2052	12,248,105	10,431,440
3.00%, 5/1/2052	13,151,754	11,213,187
3.00%, 7/1/2052	6,717,667	5,740,365
3.50%, 12/1/2025	13,285	13,076
3.50%, 1/1/2026	1,371	1,348
3.50%, 1/1/2027	8,870	8,707
3.50%, 1/1/2028	29,464	28,675
3.50%, 2/1/2028	398,207	391,265
3.50%, 10/1/2028	312,151	303,162
3.50%, 1/1/2029	29,876	28,975
3.50%, 5/1/2029	37,881	36,682
3.50%, 10/1/2029	13,972	13,506
3.50%, 9/1/2030	3,504,701	3,378,249
3.50%, 12/1/2030	41,333	39,798
3.50%, 3/1/2031	261,732	251,365
3.50%, 6/1/2031	204,334	196,890
3.50%, 4/1/2032	135,252	129,662
3.50%, 5/1/2032	1,943,665	1,879,070
3.50%, 7/1/2032	4,031,406	3,860,921
3.50%, 9/1/2032	614,801	593,635
3.50%, 2/1/2033	73,852	70,591
3.50%, 3/1/2033	150,157	143,711
3.50%, 4/1/2033	238,257	228,088
3.50%, 5/1/2033	160,970	153,977
3.50%, 6/1/2033	55,558	53,031
3.50%, 3/1/2034	133,030	128,220
3.50%, 4/1/2034	250,646	238,231
3.50%, 6/1/2034	134,969	128,119
3.50%, 7/1/2034	32,956	31,318
3.50%, 11/1/2034	464,403	440,903
3.50%, 5/1/2035	695,925	665,590
3.50%, 9/1/2035	337,831	323,829
3.50%, 2/1/2036	1,253,616	1,182,224
3.50%, 7/1/2037	75,542	71,380
3.50%, 10/1/2037	304,455	287,354
3.50%, 11/1/2037	726,721	685,860
3.50%, 2/1/2038	414,333	390,665
3.50%, 12/1/2038	59,769	55,835
3.50%, 6/1/2039	44,142	41,164
3.50%, 8/1/2039	1,522,458	1,438,979
3.50%, 9/1/2040	322,454	292,719
3.50%, 12/1/2040	73,048	66,769
3.50%, 1/1/2041	61,523	56,234
3.50%, 2/1/2042	84,656	77,337
3.50%, 5/1/2042	262,910	240,161
3.50%, 6/1/2042	126,012	115,108
3.50%, 7/1/2042	65,655	59,974
3.50%, 9/1/2042	256,830	234,582
3.50%, 10/1/2042	468,617	428,069
3.50%, 12/1/2042	777,281	709,949
3.50%, 1/1/2043	46,102	42,113

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.50%, 2/1/2043	$634,975	$580,683
3.50%, 4/1/2043	135,930	124,184
3.50%, 5/1/2043	184,146	168,220
3.50%, 6/1/2043	500,896	457,555
3.50%, 8/1/2043	1,181,872	1,080,506
3.50%, 10/1/2043	55,561	50,755
3.50%, 1/1/2044	39,662	36,231
3.50%, 5/1/2044	243,236	222,650
3.50%, 8/1/2044	84,200	76,839
3.50%, 9/1/2044	125,894	114,419
3.50%, 10/1/2044	86,823	78,817
3.50%, 11/1/2044	381,688	346,899
3.50%, 12/1/2044	1,057,094	959,616
3.50%, 1/1/2045	132,730	120,490
3.50%, 2/1/2045	4,861,519	4,441,083
3.50%, 3/1/2045	73,418	66,641
3.50%, 4/1/2045	154,052	139,514
3.50%, 5/1/2045	371,193	336,383
3.50%, 6/1/2045	273,132	247,356
3.50%, 7/1/2045	1,047,657	948,979
3.50%, 8/1/2045	2,698,528	2,453,542
3.50%, 9/1/2045	545,769	496,775
3.50%, 10/1/2045	213,140	193,026
3.50%, 11/1/2045	2,169,683	1,967,618
3.50%, 12/1/2045	1,944,669	1,761,146
3.50%, 1/1/2046	26,842	24,308
3.50%, 2/1/2046	794,766	718,305
3.50%, 3/1/2046	5,142,192	4,696,846
3.50%, 4/1/2046	841,755	758,513
3.50%, 5/1/2046	199,028	179,366
3.50%, 6/1/2046	253,222	228,526
3.50%, 7/1/2046	378,036	341,035
3.50%, 8/1/2046	2,920,814	2,656,035
3.50%, 10/1/2046	552,279	497,663
3.50%, 11/1/2046	148,498	133,813
3.50%, 12/1/2046	64,303	57,944
3.50%, 1/1/2047	2,563,537	2,333,805
3.50%, 2/1/2047	813,703	740,269
3.50%, 3/1/2047	296,137	266,725
3.50%, 4/1/2047	318,363	287,876
3.50%, 5/1/2047	13,762,734	12,418,706
3.50%, 6/1/2047	610,576	552,955
3.50%, 7/1/2047	3,641,463	3,326,380
3.50%, 8/1/2047	81,430	73,332
3.50%, 9/1/2047	841,840	755,677
3.50%, 10/1/2047	72,790	65,552
3.50%, 11/1/2047	3,803,192	3,432,185
3.50%, 12/1/2047	6,839,637	6,200,116
3.50%, 1/1/2048	9,182,452	8,280,543
3.50%, 2/1/2048	3,588,623	3,227,298
3.50%, 3/1/2048	5,965,673	5,345,337
3.50%, 4/1/2048	546,545	492,384
3.50%, 5/1/2048	1,063,905	960,113
3.50%, 6/1/2048	132,436	119,179
3.50%, 7/1/2048	9,159,721	8,274,785
Security Description	Principal Amount	Value
3.50%, 8/1/2048	$125,535	$113,452
3.50%, 9/1/2048	18,216	16,390
3.50%, 11/1/2048	1,059,080	953,764
3.50%, 4/1/2049	2,924,832	2,630,078
3.50%, 6/1/2049	3,593,480	3,249,050
3.50%, 7/1/2049	1,214,514	1,087,866
3.50%, 8/1/2049	2,138,034	1,915,083
3.50%, 9/1/2049	3,926,547	3,543,310
3.50%, 10/1/2049	963,602	863,119
3.50%, 11/1/2049	521,585	467,195
3.50%, 12/1/2049	239,626	215,600
3.50%, 1/1/2050	1,624,323	1,454,941
3.50%, 2/1/2050	550,678	493,254
3.50%, 3/1/2050	2,281,016	2,032,314
3.50%, 4/1/2050	8,992,364	8,064,040
3.50%, 5/1/2050	5,308,339	4,790,839
3.50%, 6/1/2050	809,975	724,735
3.50%, 7/1/2050	317,969	284,353
3.50%, 8/1/2050	1,080,993	966,498
3.50%, 11/1/2050	695,034	621,821
3.50%, 1/1/2051	1,645,838	1,474,212
3.50%, 6/1/2051	1,778,159	1,577,065
3.50%, 7/1/2051	4,633,111	4,149,978
3.50%, 8/1/2051	1,074,703	956,531
3.50%, 9/1/2051	4,435,503	3,962,386
3.50%, 4/1/2052	2,316,073	2,064,235
3.50%, 5/1/2052	6,624,417	5,879,082
3.50%, 6/1/2052	18,093,137	16,015,777
3.50%, 9/1/2052	2,789,583	2,468,934
3.50%, 12/1/2052	6,698,983	5,930,005
3.50%, 2/1/2053	4,762,705	4,253,520
4.00%, 5/1/2026	198,925	196,242
4.00%, 6/1/2026	57,437	56,864
4.00%, 8/1/2026	4,144	4,087
4.00%, 9/1/2027	20,579	20,251
4.00%, 5/1/2029	517,474	509,755
4.00%, 11/1/2033	25,751	24,963
4.00%, 1/1/2034	75,290	72,637
4.00%, 2/1/2034	54,060	52,384
4.00%, 8/1/2034	491,429	476,666
4.00%, 5/1/2037	49,924	47,879
4.00%, 1/1/2038	1,945,309	1,869,845
4.00%, 6/1/2038	1,385,130	1,336,095
4.00%, 9/1/2038	76,925	73,042
4.00%, 2/1/2039	331,061	314,348
4.00%, 12/1/2039	1,347,515	1,273,108
4.00%, 9/1/2040	427,320	403,591
4.00%, 10/1/2040	74,773	70,621
4.00%, 12/1/2040	65,889	62,230
4.00%, 2/1/2041	91,614	86,527
4.00%, 10/1/2041	345,280	325,251
4.00%, 12/1/2041	23,734	22,350
4.00%, 2/1/2042	186,178	175,138
4.00%, 4/1/2042	146,587	137,875
4.00%, 8/1/2042	1,422,298	1,338,182

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.00%, 12/1/2042	$194,555	$182,998
4.00%, 6/1/2043	1,960,366	1,844,428
4.00%, 9/1/2043	144,538	135,379
4.00%, 10/1/2043	218,557	204,704
4.00%, 12/1/2043	346,599	324,645
4.00%, 2/1/2044	49,514	46,375
4.00%, 4/1/2044	8,395,403	7,852,889
4.00%, 5/1/2044	186,157	173,189
4.00%, 6/1/2044	23,567	22,043
4.00%, 7/1/2044	1,215,564	1,138,409
4.00%, 8/1/2044	266,139	249,263
4.00%, 9/1/2044	13,795	12,903
4.00%, 10/1/2044	19,429	18,173
4.00%, 11/1/2044	328,105	306,889
4.00%, 12/1/2044	1,048,168	981,356
4.00%, 1/1/2045	118,313	110,662
4.00%, 3/1/2045	1,625,687	1,522,380
4.00%, 6/1/2045	1,245,166	1,164,239
4.00%, 7/1/2045	325,665	304,146
4.00%, 8/1/2045	261,034	244,483
4.00%, 9/1/2045	255,962	239,055
4.00%, 12/1/2045	1,333,202	1,245,589
4.00%, 2/1/2046	60,471	56,475
4.00%, 3/1/2046	6,610,004	6,224,274
4.00%, 4/1/2046	314,967	294,382
4.00%, 6/1/2046	98,306	91,805
4.00%, 7/1/2046	142,878	133,256
4.00%, 9/1/2046	1,743,743	1,641,368
4.00%, 10/1/2046	530,980	495,314
4.00%, 11/1/2046	2,655,411	2,496,404
4.00%, 12/1/2046	275,183	256,686
4.00%, 2/1/2047	152,761	142,712
4.00%, 3/1/2047	406,864	378,288
4.00%, 4/1/2047	8,640,427	8,061,471
4.00%, 5/1/2047	579,745	539,275
4.00%, 6/1/2047	1,855,685	1,724,724
4.00%, 7/1/2047	1,711,356	1,594,988
4.00%, 8/1/2047	1,274,548	1,188,302
4.00%, 9/1/2047	4,001,905	3,711,015
4.00%, 10/1/2047	3,612,891	3,357,970
4.00%, 11/1/2047	249,308	231,745
4.00%, 1/1/2048	4,472,526	4,156,967
4.00%, 2/1/2048	4,002,883	3,720,752
4.00%, 4/1/2048	64,043	59,603
4.00%, 5/1/2048	146,249	135,849
4.00%, 6/1/2048	1,777,570	1,651,154
4.00%, 7/1/2048	1,648,291	1,531,083
4.00%, 8/1/2048	1,955,028	1,822,037
4.00%, 9/1/2048	4,736,666	4,402,087
4.00%, 10/1/2048	7,658,890	7,143,357
4.00%, 11/1/2048	995,468	924,673
4.00%, 12/1/2048	2,459,910	2,286,605
4.00%, 1/1/2049	846,666	791,203
4.00%, 2/1/2049	195,365	181,762
4.00%, 3/1/2049	2,424,353	2,255,347
Security Description	Principal Amount	Value
4.00%, 4/1/2049	$180,087	$167,903
4.00%, 5/1/2049	2,047,803	1,909,784
4.00%, 6/1/2049	5,385,444	5,018,681
4.00%, 7/1/2049	5,188,970	4,830,324
4.00%, 8/1/2049	24,319	22,561
4.00%, 9/1/2049	1,599,911	1,484,245
4.00%, 12/1/2049	1,751,823	1,627,756
4.00%, 1/1/2050	168,893	156,669
4.00%, 3/1/2050	583,180	540,032
4.00%, 4/1/2050	3,325,212	3,081,216
4.00%, 6/1/2050	1,825,260	1,687,673
4.00%, 7/1/2050	379,816	351,626
4.00%, 8/1/2050	120,154	111,457
4.00%, 9/1/2050	605,843	561,993
4.00%, 10/1/2050	1,162,483	1,076,201
4.00%, 11/1/2050	149,608	138,780
4.00%, 12/1/2050	604,385	559,526
4.00%, 1/1/2051	895,328	830,525
4.00%, 2/1/2051	1,153,857	1,072,387
4.00%, 5/1/2051	361,207	335,519
4.00%, 8/1/2051	2,308,731	2,141,628
4.00%, 4/1/2052	1,047,461	965,128
4.00%, 5/1/2052	1,772,974	1,626,172
4.00%, 7/1/2052	863,098	799,182
4.00%, 8/1/2052	23,758,359	21,794,067
4.00%, 10/1/2052	16,844,893	15,413,712
4.00%, 4/1/2053	1,772,192	1,629,369
4.00%, 5/1/2053	8,335,617	7,624,557
4.50%, 11/1/2024	658	654
4.50%, 3/1/2029	95,013	94,026
4.50%, 4/1/2031	17,730	17,454
4.50%, 5/1/2038	2,005,311	1,961,069
4.50%, 6/1/2040	535,670	520,275
4.50%, 8/1/2040	1,044,931	1,014,904
4.50%, 9/1/2040	940,578	913,550
4.50%, 5/1/2041	55,975	54,367
4.50%, 9/1/2041	30,813	29,896
4.50%, 1/1/2042	73,544	71,355
4.50%, 10/1/2042	522,142	507,599
4.50%, 9/1/2043	139,129	135,034
4.50%, 10/1/2043	73,607	71,196
4.50%, 12/1/2043	447,867	434,392
4.50%, 3/1/2044	27,067	26,176
4.50%, 4/1/2044	8,944	8,649
4.50%, 5/1/2044	44,079	42,635
4.50%, 6/1/2044	1,181,964	1,144,474
4.50%, 8/1/2044	263,706	256,122
4.50%, 10/1/2044	63,849	61,748
4.50%, 12/1/2044	210,292	204,006
4.50%, 5/1/2045	211,423	204,839
4.50%, 10/1/2045	457,832	442,831
4.50%, 5/1/2046	321,836	309,721
4.50%, 7/1/2046	85,396	82,843
4.50%, 8/1/2046	115,756	112,093
4.50%, 3/1/2047	1,752,504	1,683,019

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.50%, 5/1/2047	$1,400,589	$1,360,342
4.50%, 7/1/2047	261,537	252,663
4.50%, 8/1/2047	870,178	835,711
4.50%, 9/1/2047	103,175	99,091
4.50%, 12/1/2047	104,367	100,236
4.50%, 1/1/2048	242,676	233,063
4.50%, 2/1/2048	2,893,611	2,779,001
4.50%, 5/1/2048	726,188	699,146
4.50%, 6/1/2048	82,917	79,359
4.50%, 7/1/2048	246,258	235,689
4.50%, 8/1/2048	523,175	501,359
4.50%, 9/1/2048	955,996	916,835
4.50%, 10/1/2048	3,228,499	3,090,516
4.50%, 11/1/2048	3,371,378	3,239,162
4.50%, 12/1/2048	89,115	85,286
4.50%, 2/1/2049	4,061,118	3,899,065
4.50%, 3/1/2049	844,126	810,841
4.50%, 4/1/2049	167,212	159,883
4.50%, 5/1/2049	1,606,269	1,539,513
4.50%, 6/1/2049	482,237	461,124
4.50%, 7/1/2049	246,097	235,939
4.50%, 8/1/2049	2,651,348	2,552,961
4.50%, 9/1/2049	1,663,865	1,590,706
4.50%, 11/1/2049	4,321,402	4,159,536
4.50%, 1/1/2050	227,457	217,683
4.50%, 2/1/2050	862,813	824,993
4.50%, 3/1/2050	4,061,955	3,895,260
4.50%, 4/1/2050	1,766,215	1,700,779
4.50%, 5/1/2050	822,665	786,604
4.50%, 6/1/2050	1,058,790	1,009,761
4.50%, 9/1/2050	2,066,867	1,978,050
4.50%, 10/1/2050	355,748	340,461
4.50%, 12/1/2050	134,122	128,243
4.50%, 6/1/2052	1,457,291	1,375,960
4.50%, 7/1/2052	4,634,785	4,377,408
4.50%, 8/1/2052	45,174,566	42,640,435
4.50%, 2/1/2053	6,101,260	5,759,875
4.50%, 3/1/2053	4,384,387	4,142,199
5.00%, 11/1/2038	372,005	368,574
5.00%, 6/1/2039	146,351	145,068
5.00%, 8/1/2039	194,226	192,875
5.00%, 6/1/2040	78,891	78,333
5.00%, 7/1/2040	40,028	39,745
5.00%, 9/1/2040	32,120	31,893
5.00%, 2/1/2041	25,753	25,571
5.00%, 6/1/2041	495,989	492,468
5.00%, 3/1/2042	72,044	71,535
5.00%, 7/1/2044	31,416	31,128
5.00%, 1/1/2045	16,279	16,143
5.00%, 5/1/2048	283,860	278,361
5.00%, 7/1/2048	132,515	129,948
5.00%, 8/1/2048	187,622	184,209
5.00%, 9/1/2048	400,979	393,210
5.00%, 10/1/2048	663,914	650,446
5.00%, 11/1/2048	404,397	396,563
Security Description	Principal Amount	Value
5.00%, 1/1/2049	$67,103	$65,803
5.00%, 8/1/2049	658,004	645,255
5.00%, 10/1/2049	408,284	400,374
5.00%, 12/1/2049	5,768,664	5,656,895
5.00%, 3/1/2050	541,097	530,791
5.00%, 9/1/2052	1,711,238	1,658,532
5.00%, 10/1/2052	8,660,468	8,410,490
5.00%, 6/1/2053	24,448,285	23,615,065
5.00%, 8/1/2053	949,026	916,682
5.00%, 9/1/2053	5,275,094	5,155,203
5.00%, 10/1/2053	23,792,444	22,981,575
5.00%, 5/1/2054	7,003,189	6,764,476
5.50%, 1/1/2035	124,851	126,170
5.50%, 4/1/2036	59,562	60,309
5.50%, 11/1/2038	30,067	30,480
5.50%, 12/1/2038	13,209	13,376
5.50%, 12/1/2039	24,702	25,042
5.50%, 7/1/2041	51,575	52,219
5.50%, 4/1/2050	634,392	643,505
5.50%, 12/1/2052	3,019,464	2,996,499
5.50%, 1/1/2053	985,219	971,877
5.50%, 2/1/2053	16,782,267	16,585,267
5.50%, 5/1/2053	21,268,291	20,991,859
5.50%, 8/1/2053	725,221	721,642
5.50%, 9/1/2053	16,324,361	16,094,414
5.50%, 10/1/2053	27,139,275	26,755,306
6.00%, 1/1/2037	14,318	14,820
6.00%, 9/1/2037	17,746	18,368
6.00%, 9/1/2039	13,900	14,388
6.00%, 6/1/2040	34,064	35,257
6.00%, 10/1/2040	43,307	44,826
6.00%, 2/1/2044	1,879,066	1,896,848
6.00%, 12/1/2052	1,738,928	1,758,857
6.00%, 1/1/2053	19,503,021	19,550,214
6.00%, 5/1/2053	5,944,810	5,967,162
6.00%, 7/1/2053	5,842,519	5,898,979
6.00%, 8/1/2053	6,025,269	6,049,223
6.00%, 9/1/2053	5,143,447	5,223,286
6.00%, 10/1/2053	7,997,712	8,016,813
6.00%, 2/1/2054	1,536,942	1,549,291
6.00%, 5/1/2054	9,666,080	9,688,882
6.50%, 7/1/2053	4,783,364	4,866,261
6.50%, 10/1/2053	3,549,403	3,650,845
6.50%, 11/1/2053	4,521,850	4,600,214
6.50%, 12/1/2053	7,645,934	7,778,439
6.50%, 2/1/2054	1,924,370	1,976,105
6.50%, 6/1/2054	18,551,406	18,875,391
7.00%, 11/1/2053	7,243,586	7,444,782
7.00%, 2/1/2054	3,946,716	4,056,339
Government National Mortgage Association:
1.50%, 2/20/2051	1,099,621	861,621
1.50%, 7/20/2051	567,866	442,785
1.50%, 9/20/2051	814,414	635,460
1.50%, 10/20/2051	411,595	320,416

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
1.50%, 11/20/2051	$414,615	$322,871
2.00%, 7/20/2050	2,339,120	1,900,613
2.00%, 8/20/2050	7,653,042	6,216,697
2.00%, 9/20/2050	2,399,846	1,948,917
2.00%, 10/20/2050	4,265,148	3,455,269
2.00%, 11/20/2050	5,599,419	4,539,708
2.00%, 12/20/2050	19,769,067	16,023,507
2.00%, 1/20/2051	23,841,173	19,340,812
2.00%, 2/20/2051	4,095,829	3,318,013
2.00%, 3/20/2051	17,786,517	14,395,118
2.00%, 4/20/2051	14,826,316	12,023,688
2.00%, 5/20/2051	15,437,463	12,516,925
2.00%, 6/20/2051	25,125,990	20,368,645
2.00%, 7/20/2051	2,743,949	2,223,987
2.00%, 8/20/2051	12,096,270	9,792,257
2.00%, 9/20/2051	10,677,954	8,651,247
2.00%, 10/20/2051	8,867,701	7,183,216
2.00%, 11/20/2051	10,184,629	8,248,411
2.00%, 12/20/2051	16,962,985	13,735,501
2.00%, 1/20/2052	26,415,413	21,385,371
2.00%, 3/20/2052	4,288,160	3,469,585
2.00%, 4/20/2052	3,272,382	2,647,711
2.00%, 5/20/2052	6,966,992	5,637,050
2.00%, 8/20/2052	1,061,680	859,014
2.50%, 1/20/2043	28,826	24,647
2.50%, 3/20/2043	180,189	154,129
2.50%, 8/20/2046	466,371	398,048
2.50%, 10/20/2046	99,771	85,155
2.50%, 12/20/2046	1,015,270	866,533
2.50%, 9/20/2048	5,039,841	4,301,506
2.50%, 12/20/2049	610,787	516,912
2.50%, 1/20/2050	670,408	567,131
2.50%, 2/20/2050	775,137	656,082
2.50%, 4/20/2050	639,814	541,149
2.50%, 6/20/2050	1,797,550	1,519,241
2.50%, 7/20/2050	2,095,228	1,770,184
2.50%, 8/20/2050	9,645,310	8,146,002
2.50%, 9/20/2050	10,943,687	9,239,176
2.50%, 10/20/2050	13,038,530	11,003,717
2.50%, 11/20/2050	1,044,874	881,487
2.50%, 12/20/2050	10,887,712	9,181,838
2.50%, 1/20/2051	17,522,196	14,771,430
2.50%, 2/20/2051	19,403,104	16,325,176
2.50%, 3/20/2051	10,113,784	8,486,471
2.50%, 4/20/2051	15,126,687	12,730,296
2.50%, 5/20/2051	8,192,305	6,895,989
2.50%, 6/20/2051	16,386,789	13,791,284
2.50%, 7/20/2051	12,500,535	10,518,645
2.50%, 8/20/2051	12,347,002	10,387,548
2.50%, 9/20/2051	7,451,039	6,267,417
2.50%, 10/20/2051	11,329,191	9,527,764
2.50%, 11/20/2051	6,844,903	5,755,455
2.50%, 12/20/2051	816,191	686,284
2.50%, 1/20/2052	14,565,686	12,245,135
2.50%, 2/20/2052	10,401,600	8,742,850
Security Description	Principal Amount	Value
2.50%, 3/20/2052	$1,517,250	$1,275,868
2.50%, 4/20/2052	18,258,673	15,351,606
2.50%, 5/20/2052	5,141,986	4,323,301
2.50%, 6/20/2052	2,982,629	2,507,747
2.50%, 7/20/2052	3,088,352	2,596,638
2.50%, 8/20/2052	1,480,778	1,245,015
2.50%, 9/20/2052	635,889	534,646
2.50%, 12/20/2052	2,253,436	1,894,932
3.00%, 5/20/2032	106,231	100,519
3.00%, 5/15/2042	44,949	39,935
3.00%, 7/20/2042	84,838	75,836
3.00%, 8/20/2042	7,516,006	6,718,454
3.00%, 9/20/2042	129,656	115,897
3.00%, 12/20/2042	108,909	97,352
3.00%, 1/20/2043	162,270	145,051
3.00%, 3/20/2043	532,990	474,165
3.00%, 4/20/2043	130,722	116,294
3.00%, 7/20/2043	2,518,313	2,240,371
3.00%, 8/20/2043	220,058	195,771
3.00%, 10/20/2043	517,374	460,272
3.00%, 1/20/2044	58,076	51,666
3.00%, 8/20/2044	677,824	603,014
3.00%, 11/20/2044	76,530	67,908
3.00%, 12/20/2044	154,014	136,662
3.00%, 2/15/2045	54,386	48,192
3.00%, 3/15/2045	29,658	26,234
3.00%, 3/20/2045	15,410	13,667
3.00%, 4/20/2045	4,525,151	4,013,294
3.00%, 5/20/2045	64,957	57,610
3.00%, 6/20/2045	5,622,546	4,986,558
3.00%, 7/20/2045	679,755	602,866
3.00%, 8/20/2045	30,441	26,998
3.00%, 9/20/2045	185,995	164,956
3.00%, 12/20/2045	77,951	69,134
3.00%, 1/20/2046	276,086	244,856
3.00%, 2/20/2046	3,372,308	2,996,348
3.00%, 5/20/2046	87,027	76,890
3.00%, 6/20/2046	2,718,945	2,402,250
3.00%, 7/20/2046	63,072	55,725
3.00%, 8/20/2046	6,087,556	5,386,132
3.00%, 9/20/2046	2,556,782	2,258,975
3.00%, 10/20/2046	1,991,021	1,761,720
3.00%, 12/20/2046	478,839	423,065
3.00%, 1/20/2047	2,036,487	1,799,283
3.00%, 2/20/2047	147,442	130,269
3.00%, 6/20/2047	39,522	34,872
3.00%, 7/20/2047	2,693,476	2,376,623
3.00%, 9/20/2047	51,077	45,069
3.00%, 10/20/2047	1,186,978	1,047,345
3.00%, 11/20/2047	2,592,014	2,287,097
3.00%, 12/20/2047	1,296,366	1,143,865
3.00%, 1/20/2048	495,274	437,011
3.00%, 2/20/2048	227,125	200,406
3.00%, 3/20/2048	283,040	249,744
3.00%, 4/20/2048	402,517	355,166

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.00%, 9/20/2048	$209,828	$185,145
3.00%, 12/20/2048	90,170	79,562
3.00%, 6/20/2049	74,328	65,585
3.00%, 8/20/2049	1,178,724	1,035,407
3.00%, 9/20/2049	1,884,473	1,654,823
3.00%, 11/20/2049	1,933,140	1,695,948
3.00%, 12/20/2049	1,108,866	974,550
3.00%, 1/20/2050	11,026,373	9,670,402
3.00%, 2/20/2050	3,044,331	2,669,108
3.00%, 3/20/2050	607,207	532,831
3.00%, 4/20/2050	8,891,947	7,792,568
3.00%, 5/20/2050	7,025,881	6,155,484
3.00%, 6/20/2050	8,716,667	7,642,227
3.00%, 7/20/2050	8,911,443	7,803,056
3.00%, 8/20/2050	4,064,772	3,564,991
3.00%, 9/20/2050	1,373,517	1,202,343
3.00%, 10/20/2050	1,062,013	929,660
3.00%, 12/20/2050	1,272,029	1,112,875
3.00%, 1/20/2051	1,814,583	1,587,097
3.00%, 2/20/2051	95,406	83,422
3.00%, 5/20/2051	5,185,589	4,524,192
3.00%, 6/20/2051	4,337,208	3,783,348
3.00%, 7/20/2051	3,148,236	2,745,722
3.00%, 8/20/2051	5,558,272	4,846,768
3.00%, 9/20/2051	6,142,923	5,355,631
3.00%, 12/20/2051	5,722,244	4,986,218
3.00%, 1/20/2052	1,986,196	1,730,414
3.00%, 3/20/2052	2,259,096	1,967,391
3.00%, 5/20/2052	6,965,432	6,066,024
3.00%, 6/20/2052	3,158,956	2,751,057
3.00%, 8/20/2052	5,287,757	4,604,978
3.00%, 9/20/2052	3,979,487	3,465,638
3.00%, 1/20/2053	1,900,210	1,654,847
3.00%, 3/20/2053	3,484,359	3,048,402
3.00%, 4/20/2053	1,531,319	1,342,368
3.00%, 9/20/2053	3,913,732	3,428,882
3.50%, 12/20/2041	1,409,531	1,298,021
3.50%, 2/15/2042	66,067	60,572
3.50%, 4/15/2042	23,692	21,721
3.50%, 4/20/2042	807,115	741,739
3.50%, 6/20/2042	175,809	161,569
3.50%, 9/20/2042	571,989	525,658
3.50%, 10/20/2042	712,105	654,425
3.50%, 11/20/2042	12,624	11,601
3.50%, 2/20/2043	473,754	435,184
3.50%, 3/20/2043	90,033	82,645
3.50%, 4/20/2043	95,578	87,736
3.50%, 5/20/2043	77,763	71,247
3.50%, 6/20/2043	752,193	689,162
3.50%, 7/20/2043	414,357	379,636
3.50%, 9/20/2043	90,668	83,071
3.50%, 10/20/2043	463,571	424,726
3.50%, 11/20/2043	415,485	380,669
3.50%, 1/20/2044	55,990	51,298
3.50%, 3/20/2044	638,791	585,263
Security Description	Principal Amount	Value
3.50%, 4/20/2044	$62,889	$57,556
3.50%, 5/20/2044	69,391	63,506
3.50%, 6/20/2044	1,602,551	1,466,639
3.50%, 7/20/2044	32,720	29,945
3.50%, 8/20/2044	48,225	44,135
3.50%, 10/20/2044	1,313,517	1,202,119
3.50%, 11/20/2044	125,420	114,783
3.50%, 12/20/2044	13,297	12,169
3.50%, 1/20/2045	471,660	431,659
3.50%, 2/20/2045	573,449	524,815
3.50%, 3/20/2045	15,952	14,547
3.50%, 4/20/2045	1,513,381	1,380,076
3.50%, 5/20/2045	134,629	122,771
3.50%, 6/20/2045	28,513	26,001
3.50%, 7/20/2045	240,471	219,290
3.50%, 8/20/2045	147,935	134,904
3.50%, 9/20/2045	75,742	69,071
3.50%, 10/20/2045	254,473	232,058
3.50%, 11/20/2045	662,283	603,947
3.50%, 12/20/2045	18,984	17,312
3.50%, 1/20/2046	3,329,472	3,036,202
3.50%, 2/20/2046	3,286,718	2,997,213
3.50%, 4/20/2046	1,591,865	1,447,235
3.50%, 5/20/2046	633,296	575,757
3.50%, 6/20/2046	394,012	358,214
3.50%, 7/20/2046	6,297,375	5,725,223
3.50%, 8/20/2046	249,090	226,459
3.50%, 9/20/2046	281,006	256,104
3.50%, 10/20/2046	316,877	288,087
3.50%, 11/20/2046	1,480,701	1,346,171
3.50%, 12/20/2046	949,809	863,513
3.50%, 1/20/2047	61,410	55,831
3.50%, 2/20/2047	682,958	620,907
3.50%, 3/20/2047	268,264	243,375
3.50%, 5/20/2047	204,215	185,697
3.50%, 6/20/2047	110,947	100,852
3.50%, 7/20/2047	134,316	122,095
3.50%, 8/20/2047	236,973	214,986
3.50%, 9/20/2047	1,777,169	1,612,283
3.50%, 10/20/2047	1,701,264	1,543,420
3.50%, 12/20/2047	928,084	841,976
3.50%, 1/20/2048	4,040,474	3,665,598
3.50%, 2/20/2048	765,349	694,638
3.50%, 4/20/2048	109,781	99,595
3.50%, 5/20/2048	921,919	836,383
3.50%, 6/20/2048	48,882	44,347
3.50%, 8/20/2048	35,050	31,788
3.50%, 10/20/2048	482,941	437,987
3.50%, 11/20/2048	579,936	525,953
3.50%, 2/20/2049	50,328	45,643
3.50%, 3/20/2049	116,342	105,513
3.50%, 6/20/2049	1,884,741	1,705,295
3.50%, 7/20/2049	612,198	553,911
3.50%, 8/20/2049	921,312	833,594
3.50%, 9/20/2049	1,798,682	1,627,429

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
3.50%, 10/20/2049	$5,954,141	$5,387,247
3.50%, 12/20/2049	1,852,787	1,676,383
3.50%, 1/20/2050	6,802,914	6,155,207
3.50%, 2/20/2050	5,795,148	5,243,391
3.50%, 3/20/2050	1,834,950	1,660,244
3.50%, 5/20/2050	1,353,064	1,224,239
3.50%, 6/20/2050	5,609,662	5,065,213
3.50%, 7/20/2050	1,540,212	1,393,569
3.50%, 11/20/2050	787,977	712,954
3.50%, 12/20/2050	3,359,137	3,031,663
3.50%, 1/20/2051	3,105,561	2,802,807
3.50%, 2/20/2051	1,194,550	1,080,817
3.50%, 5/20/2051	230,957	208,092
3.50%, 6/20/2051	2,817,094	2,538,202
3.50%, 7/20/2051	501,124	451,621
3.50%, 8/20/2051	6,996,681	6,295,992
3.50%, 9/20/2051	2,224,123	2,001,030
3.50%, 4/20/2052	1,547,109	1,389,624
3.50%, 6/20/2052	9,795,471	8,797,604
3.50%, 7/20/2052	4,165,676	3,740,674
3.50%, 9/20/2052	2,443,409	2,193,933
3.50%, 10/20/2052	5,859,607	5,261,267
3.50%, 12/20/2052	6,014,071	5,400,488
3.50%, 3/20/2053	276,129	248,733
3.50%, 7/20/2053	8,697,573	7,853,424
4.00%, 2/15/2040	4,231	4,010
4.00%, 4/15/2040	38,472	36,466
4.00%, 12/20/2040	2,796,919	2,654,716
4.00%, 11/20/2041	36,906	34,963
4.00%, 2/20/2042	39,548	37,466
4.00%, 5/20/2042	36,624	34,675
4.00%, 6/20/2042	597,445	565,644
4.00%, 8/20/2042	17,195	16,279
4.00%, 8/20/2043	39,898	37,704
4.00%, 11/20/2043	237,223	224,176
4.00%, 3/20/2044	40,422	38,108
4.00%, 5/20/2044	277,247	261,377
4.00%, 7/15/2044	47,141	44,405
4.00%, 7/20/2044	42,557	40,121
4.00%, 8/20/2044	102,537	96,667
4.00%, 12/20/2044	109,580	103,307
4.00%, 1/20/2045	38,655	36,442
4.00%, 2/20/2045	118,021	111,265
4.00%, 5/15/2045	12,481	11,706
4.00%, 6/15/2045	20,776	19,484
4.00%, 7/20/2045	134,428	126,645
4.00%, 8/20/2045	24,654	23,227
4.00%, 10/20/2045	48,299	45,503
4.00%, 11/20/2045	130,467	122,914
4.00%, 1/20/2046	31,116	29,314
4.00%, 4/20/2046	103,675	97,673
4.00%, 5/20/2046	225,260	212,219
4.00%, 1/20/2047	176,963	166,014
4.00%, 3/20/2047	107,825	101,153
4.00%, 4/20/2047	26,715	25,046
Security Description	Principal Amount	Value
4.00%, 5/20/2047	$65,994	$61,872
4.00%, 6/20/2047	69,917	65,549
4.00%, 7/20/2047	1,428,460	1,339,226
4.00%, 8/20/2047	77,277	72,450
4.00%, 9/20/2047	374,854	351,438
4.00%, 11/20/2047	1,106,996	1,037,844
4.00%, 2/20/2048	2,173,905	2,038,104
4.00%, 3/20/2048	1,142,253	1,070,898
4.00%, 4/20/2048	2,790,060	2,609,902
4.00%, 5/20/2048	1,584,872	1,482,534
4.00%, 6/20/2048	2,595,080	2,427,512
4.00%, 8/20/2048	1,177,023	1,101,021
4.00%, 9/20/2048	129,616	121,246
4.00%, 10/20/2048	243,062	227,367
4.00%, 11/20/2048	173,525	162,320
4.00%, 2/20/2049	282,730	264,473
4.00%, 3/20/2049	751,412	702,893
4.00%, 4/20/2049	245,150	229,088
4.00%, 5/20/2049	1,783,774	1,666,907
4.00%, 6/20/2049	2,313,352	2,161,788
4.00%, 7/20/2049	6,590,117	6,158,351
4.00%, 10/20/2049	614,340	574,090
4.00%, 11/20/2049	93,038	86,943
4.00%, 12/20/2049	486,836	454,940
4.00%, 1/20/2050	633,524	592,017
4.00%, 2/20/2050	318,670	297,791
4.00%, 3/20/2050	4,429,705	4,139,483
4.00%, 6/20/2050	3,724,434	3,480,420
4.00%, 7/20/2050	776,610	726,463
4.00%, 8/20/2050	506,569	473,380
4.00%, 11/20/2051	1,484,898	1,386,310
4.00%, 5/20/2052	505,493	467,092
4.00%, 6/20/2052	1,399,984	1,293,772
4.00%, 7/20/2052	464,836	429,523
4.00%, 9/20/2052	16,214,175	14,982,420
4.00%, 10/20/2052	16,054,853	14,835,202
4.00%, 11/20/2052	5,355,382	4,948,546
4.50%, 6/15/2039	7,204	7,047
4.50%, 4/15/2040	38,378	37,544
4.50%, 6/15/2040	20,849	20,395
4.50%, 9/20/2040	35,016	34,277
4.50%, 3/15/2041	20,135	19,697
4.50%, 4/20/2041	1,320,416	1,292,008
4.50%, 6/15/2041	8,522	8,333
4.50%, 7/15/2041	19,435	19,003
4.50%, 7/20/2041	67,898	66,437
4.50%, 12/20/2041	57,580	56,365
4.50%, 10/20/2043	14,599	14,197
4.50%, 12/20/2043	40,750	39,627
4.50%, 1/20/2044	33,516	32,593
4.50%, 4/20/2044	45,846	44,583
4.50%, 5/20/2045	23,193	22,532
4.50%, 6/20/2045	474,398	461,333
4.50%, 10/20/2045	32,153	31,237
4.50%, 11/20/2045	90,475	87,897

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
4.50%, 1/20/2046	$1,753,276	$1,703,317
4.50%, 2/20/2046	288,454	280,234
4.50%, 6/20/2046	67,933	66,062
4.50%, 7/20/2046	35,682	34,665
4.50%, 12/20/2046	158,124	153,769
4.50%, 3/20/2047	376,930	365,628
4.50%, 6/20/2047	373,868	361,256
4.50%, 8/20/2047	51,462	49,726
4.50%, 12/20/2047	28,163	27,105
4.50%, 1/20/2048	54,853	52,792
4.50%, 3/20/2048	544,337	523,881
4.50%, 4/20/2048	615,114	591,998
4.50%, 6/20/2048	334,285	321,698
4.50%, 7/20/2048	344,340	331,375
4.50%, 8/20/2048	721,676	694,504
4.50%, 9/20/2048	1,049,428	1,009,916
4.50%, 11/20/2048	56,417	54,292
4.50%, 12/20/2048	1,201,964	1,156,708
4.50%, 1/20/2049	2,798,059	2,692,708
4.50%, 2/20/2049	305,765	294,253
4.50%, 4/20/2049	150,288	144,630
4.50%, 5/20/2049	124,837	120,137
4.50%, 6/20/2049	2,818,248	2,712,137
4.50%, 7/20/2049	697,301	671,047
4.50%, 9/20/2049	268,790	258,669
4.50%, 2/20/2050	1,689,283	1,625,679
4.50%, 4/20/2050	2,583,305	2,486,309
4.50%, 5/20/2050	460,964	443,608
4.50%, 10/20/2050	2,244,171	2,159,836
4.50%, 12/20/2050	1,385,714	1,333,539
4.50%, 12/20/2051	636,699	612,727
4.50%, 5/20/2052	433,687	412,800
4.50%, 10/20/2052	4,430,109	4,216,755
4.50%, 12/20/2052	13,005,385	12,379,044
4.50%, 1/20/2053	16,680,754	15,877,406
4.50%, 2/20/2053	2,549,837	2,424,744
4.50%, 3/20/2053	4,741,131	4,512,797
4.50%, 6/20/2053	6,293,384	5,978,780
4.50%, 2/20/2054	2,991,158	2,841,631
4.50%, 5/20/2054	4,004,089	3,803,008
5.00%, 12/15/2038	12,300	12,294
5.00%, 5/15/2039	19,236	19,243
5.00%, 5/20/2041	400,547	400,409
5.00%, 11/20/2042	53,209	53,277
5.00%, 3/20/2043	12,264	12,276
5.00%, 4/20/2043	30,307	30,346
5.00%, 5/20/2043	10,392	10,405
5.00%, 8/20/2043	44,636	44,649
5.00%, 5/20/2044	26,232	26,239
5.00%, 6/20/2044	15,823	15,828
5.00%, 7/20/2044	38,728	38,739
5.00%, 12/20/2045	204,743	204,803
5.00%, 4/20/2048	19,715	19,541
5.00%, 5/20/2048	117,104	115,705
5.00%, 7/20/2048	40,313	39,832
Security Description	Principal Amount	Value
5.00%, 10/20/2048	$59,042	$58,304
5.00%, 12/20/2048	142,543	140,762
5.00%, 1/20/2049	482,886	476,854
5.00%, 2/20/2049	390,161	385,287
5.00%, 4/20/2049	171,831	169,685
5.00%, 6/20/2049	1,088,098	1,074,505
5.00%, 7/20/2049	158,283	156,392
5.00%, 5/20/2050	423,502	420,545
5.00%, 6/20/2052	557,294	542,910
5.00%, 11/20/2052	10,249,830	9,985,283
5.00%, 12/20/2052	9,921,176	9,665,112
5.00%, 1/20/2053	6,275,200	6,113,238
5.00%, 5/20/2053	16,371,195	15,933,284
5.00%, 7/20/2053	22,619,724	22,014,671
5.00%, 5/20/2054	11,295,669	10,992,474
5.50%, 9/15/2035	24,409	24,635
5.50%, 7/15/2038	7,364	7,484
5.50%, 3/15/2039	40,766	41,661
5.50%, 2/20/2049	40,835	41,092
5.50%, 12/20/2052	10,796,350	10,710,695
5.50%, 5/20/2053	14,516,199	14,399,614
5.50%, 7/20/2053	4,195,239	4,161,546
5.50%, 8/20/2053	9,541,768	9,465,134
5.50%, 10/20/2053	10,523,125	10,438,610
6.00%, 8/15/2040	12,520	12,988
6.00%, 9/15/2040	22,837	23,836
6.00%, 1/20/2046	58,032	60,189
6.00%, 12/20/2052	4,393,268	4,411,117
6.00%, 1/20/2053	1,749,455	1,756,563
6.00%, 4/20/2053	844,217	847,658
6.00%, 8/20/2053	4,633,923	4,652,812
6.00%, 9/20/2053	11,347,288	11,393,542
6.00%, 2/20/2054	4,967,882	4,988,132
6.00%, 6/20/2054	14,262,417	14,319,412
6.50%, 1/20/2053	2,369,555	2,401,970
6.50%, 2/20/2053	353,045	357,875
6.50%, 7/20/2053	2,046,973	2,075,001
6.50%, 6/20/2054	28,075,000	28,492,677
7.00%, 9/20/2053	1,892,623	1,927,577
Government National Mortgage Association, TBA:
TBA, 2.00%, 7/20/2054	4,225,000	3,419,356
TBA, 2.50%, 7/20/2054	4,300,000	3,614,455
TBA, 3.00%, 7/20/2054	11,350,000	9,887,133
TBA, 3.50%, 7/20/2054	4,775,000	4,288,700
TBA, 4.00%, 7/20/2054	12,500,000	11,548,675
TBA, 4.50%, 7/20/2054	6,875,000	6,534,330
TBA, 5.00%, 7/20/2054	8,575,000	8,349,229
TBA, 5.50%, 7/20/2054	37,625,000	37,330,885
TBA, 6.00%, 7/20/2054	25,175,000	25,278,217
TBA, 6.50%, 7/20/2054	14,050,000	14,244,452
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 7/1/2039	8,350,000	7,338,407
TBA, 2.00%, 7/1/2054	20,825,000	16,286,212

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TBA, 2.50%, 7/1/2054	$19,125,000	$15,616,806
TBA, 3.00%, 7/1/2039	3,700,000	3,421,579
TBA, 3.00%, 7/1/2054	12,700,000	10,801,083
TBA, 3.50%, 7/1/2039	1,825,000	1,724,654
TBA, 3.50%, 7/1/2054	13,125,000	11,612,409
TBA, 4.00%, 7/1/2039	2,100,000	2,019,433
TBA, 4.00%, 7/1/2054	10,150,000	9,286,377
TBA, 4.50%, 7/1/2039	3,400,000	3,325,322
TBA, 4.50%, 7/1/2054	11,850,000	11,171,007
TBA, 5.00%, 7/1/2039	4,350,000	4,312,103
TBA, 5.00%, 7/1/2054	9,050,000	8,744,617
TBA, 5.50%, 7/1/2039	5,550,000	5,560,822
TBA, 5.50%, 7/1/2054	28,100,000	27,703,790
TBA, 6.00%, 7/1/2054	28,475,000	28,549,889
TBA, 6.50%, 7/1/2054	21,300,000	21,675,306
TBA, 7.00%, 7/1/2054	4,925,000	5,064,230
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,772,975,705)		5,135,774,266

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (a) (b) (Cost $326,903,689)	326,829,249	$326,927,297
TOTAL INVESTMENTS — 105.4% (Cost $6,099,879,394)		5,462,701,563
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(280,975,242)
NET ASSETS — 100.0%		$5,181,726,321
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2024.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$5,135,774,266	$—	$5,135,774,266
Short-Term Investment	326,927,297	—	—	326,927,297
TOTAL INVESTMENTS	$326,927,297	$5,135,774,266	$—	$5,462,701,563

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	267,420,369	$267,473,853	$1,168,213,208	$1,108,772,604	$(10,766)	$23,606	326,829,249	$326,927,297	$14,526,230
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$7,748,195,625	$8,235,115,610	$779,269,897
Investments in affiliated issuers, at value	353,045,298	462,598,570	32,614,251
Total Investments	8,101,240,923	8,697,714,180	811,884,148
Foreign currency, at value	1,225	417	—
Cash	—	—	197
Receivable for investments sold	36,085,418	20,700,095	8,479,874
Receivable for fund shares sold	—	32,565,950	—
Dividends receivable — affiliated issuers	607,947	119,371	12,752
Interest receivable — unaffiliated issuers	64,312,517	93,893,107	10,626,093
Securities lending income receivable — unaffiliated issuers	10,486	37,683	1,729
Securities lending income receivable — affiliated issuers	37,887	102,969	8,977
Receivable from Adviser	2,026	—	—
Receivable for foreign taxes recoverable	261	41,839	145
Due from broker	24,712	—	—
TOTAL ASSETS	8,202,323,402	8,845,175,611	831,013,915
LIABILITIES
Due to custodian	1,103,053	3,206,160	—
Payable upon return of securities loaned	170,819,324	420,255,818	30,320,260
Payable for investments purchased	181,599,675	51,936,451	1,580,040
Payable for fund shares repurchased	2,507,521	13,026,380	4,508,158
Advisory fee payable	192,579	271,361	25,804
Trustees’ fees and expenses payable	179	—	18
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	356,222,331	488,696,170	36,434,280
NET ASSETS	$7,846,101,071	$8,356,479,441	$794,579,635
NET ASSETS CONSIST OF:
Paid-in capital	$8,616,430,827	$8,808,940,451	$978,381,823
Total distributable earnings (loss)	(770,329,756)	(452,461,010)	(183,802,188)
NET ASSETS	$7,846,101,071	$8,356,479,441	$794,579,635
NET ASSET VALUE PER SHARE
Net asset value per share	$25.08	$32.57	$22.54
Shares outstanding (unlimited amount authorized, $0.01 par value)	312,900,264	256,600,072	35,249,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,419,667,536	$8,480,268,744	$908,287,994
Investments in affiliated issuers	353,034,222	462,598,264	32,614,068
Total cost of investments	$8,772,701,758	$8,942,867,008	$940,902,062
Foreign currency, at cost	$1,223	$407	$—
* Includes investments in securities on loan, at value	$283,520,034	$785,960,177	$43,657,023
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF

$9,891,893,390	$23,874,150	$7,535,235,761	$4,446,211,503	$1,002,527,697
99,012,967	235,074	490,652,268	7,780,506	7,244,744
9,990,906,357	24,109,224	8,025,888,029	4,453,992,009	1,009,772,441
—	—	423	—	—
—	—	—	5	—
27,205,884	16,741	78,175,365	23,769,263	13,099,345
27,202,674	—	29,707,912	8,661,934	—
47,683	249	225,326	32,818	9,744
94,753,440	191,461	74,124,441	35,220,799	3,648,840
13,455	—	13,280	32,660	217
32,351	—	39,237	5,622	2,119
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
10,140,161,844	24,317,675	8,208,174,013	4,521,715,110	1,026,532,706

—	—	20,549,842	—	—
94,348,495	—	269,550,370	—	6,183,750
26,758,338	134,565	271,096,569	26,060,395	8,163,359
—	—	14,853,956	—	—
239,857	596	251,470	108,518	112,811
—	21	792	790	429
—	—	—	—	2,867
121,346,690	135,182	576,302,999	26,169,703	14,463,216
$10,018,815,154	$24,182,493	$7,631,871,014	$4,495,545,407	$1,012,069,490

$12,428,677,486	$24,000,179	$7,888,180,725	$4,620,350,405	$1,224,238,536
(2,409,862,332)	182,314	(256,309,711)	(124,804,998)	(212,169,046)
$10,018,815,154	$24,182,493	$7,631,871,014	$4,495,545,407	$1,012,069,490

$27.20	$30.23	$29.71	$28.87	$25.43
368,300,000	800,000	256,900,000	155,700,000	39,800,450

$12,109,735,499	$23,782,059	$7,555,329,005	$4,472,650,214	$1,132,860,583
99,012,967	235,074	490,652,268	7,780,506	7,244,744
$12,208,748,466	$24,017,133	$8,045,981,273	$4,480,430,720	$1,140,105,327
$—	$—	$423	$—	$—
$91,272,034	$—	$448,504,961	$303,098,998	$6,045,378

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$5,739,525,280	$4,587,333,114	$1,433,617,870
Investments in affiliated issuers, at value	149,250,528	342,695,183	133,224,932
Total Investments	5,888,775,808	4,930,028,297	1,566,842,802
Cash	5	4,656,433	—
Receivable for investments sold	52,735,051	763,139	2,608,454
Receivable for fund shares sold	—	—	—
Dividends receivable — affiliated issuers	40,477	93,425	38,440
Interest receivable — unaffiliated issuers	48,716,263	83,032,672	17,606,649
Securities lending income receivable — unaffiliated issuers	37,022	4,779	6,828
Securities lending income receivable — affiliated issuers	13,699	295,834	19,829
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	204,549	146
TOTAL ASSETS	5,990,318,325	5,019,079,128	1,587,123,148
LIABILITIES
Due to broker	—	—	—
Due to custodian	—	59	260,891
Payable upon return of securities loaned	94,519,923	324,808,968	120,998,573
Payable for investments purchased	83,105,077	18,581,081	2,338,624
Payable for fund shares repurchased	11,204,871	—	—
Advisory fee payable	140,792	201,274	35,655
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	188,970,663	343,591,382	123,633,743
NET ASSETS	$5,801,347,662	$4,675,487,746	$1,463,489,405
NET ASSETS CONSIST OF:
Paid-in capital	$6,090,717,984	$4,738,191,131	$1,489,472,461
Total distributable earnings (loss)	(289,370,322)	(62,703,385)	(25,983,056)
NET ASSETS	$5,801,347,662	$4,675,487,746	$1,463,489,405
NET ASSET VALUE PER SHARE
Net asset value per share	$28.01	$23.26	$28.70
Shares outstanding (unlimited amount authorized, $0.01 par value)	207,100,336	201,000,000	51,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,916,022,104	$4,614,419,890	$1,453,891,607
Investments in affiliated issuers	149,250,528	342,694,621	133,224,456
Total cost of investments	$6,065,272,632	$4,957,114,511	$1,587,116,063
* Includes investments in securities on loan, at value	$536,517,843	$340,394,637	$205,381,808
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF

$5,135,774,266
326,927,297
5,462,701,563
—
2,039,938
23,700,323
1,502,070
15,167,556
—
—
31,323
—
5,505,142,773

1,250,000
3,146
—
321,994,175
—
168,991
140
323,416,452
$5,181,726,321

$6,008,642,828
(826,916,507)
$5,181,726,321

$21.55
240,500,000

$5,772,975,705
326,903,689
$6,099,879,394
$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$266,742,920	$319,406,535	$37,320,424
Dividend income — affiliated issuers	8,222,365	1,023,896	111,663
Unaffiliated securities lending income	121,714	425,439	25,282
Affiliated securities lending income	868,381	1,658,393	118,261
Foreign taxes withheld	(5,317)	(32,925)	—
TOTAL INVESTMENT INCOME (LOSS)	275,950,063	322,481,338	37,575,630
EXPENSES
Advisory fee	2,199,574	2,966,809	295,752
Trustees’ fees and expenses	72,671	71,511	7,390
Miscellaneous expenses	7,747	7,713	785
TOTAL EXPENSES	2,279,992	3,046,033	303,927
Expenses waived/reimbursed by the Adviser	(175,966)	—	—
NET EXPENSES	2,104,026	3,046,033	303,927
NET INVESTMENT INCOME (LOSS)	$273,846,037	$319,435,305	$37,271,703
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,332,518)	(67,950,831)	(14,827,566)
Investments — affiliated issuers	22,097	(10,553)	(215)
In-kind redemptions — unaffiliated issuers	(45,805,931)	11,113,191	(4,400,368)
Foreign currency transactions	—	—	—
Net realized gain (loss)	(61,116,352)	(56,848,193)	(19,228,149)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	9,142,777	161,125,087	(4,339,165)
Investments — affiliated issuers	8,995	306	183
Foreign currency translations	2	(8)	—
Net change in unrealized appreciation/depreciation	9,151,774	161,125,385	(4,338,982)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,964,578)	104,277,192	(23,567,131)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$221,881,459	$423,712,497	$13,704,572
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Treasury ETF(a)	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF

298,461,713	$123,722	$345,857,048	$221,419,970	$47,977,175
1,079,937	681	2,214,973	448,892	143,940
47,166	—	138,341	166,521	1,470
694,076	—	676,216	565,091	51,600
69	—	(67,081)	—	—
300,282,961	124,403	348,819,497	222,600,474	48,174,185

2,587,954	812	2,977,377	1,741,950	1,690,002
76,676	27	76,947	58,783	15,541
8,237	—	8,033	6,037	4,462
2,672,867	839	3,062,357	1,806,770	1,710,005
—	—	—	—	—
2,672,867	839	3,062,357	1,806,770	1,710,005
$297,610,094	$123,564	$345,757,140	$220,793,704	$46,464,180

(114,421,884)	(111)	(77,183,817)	(42,655,279)	(21,170,674)
—	—	—	—	—
(18,282,362)	—	(16,231,557)	(29,296,550)	(104,346,288)
—	—	11	—	—
(132,704,246)	(111)	(93,415,363)	(71,951,829)	(125,516,962)

(531,950,810)	92,091	166,276,387	82,977,310	107,276,200
—	—	—	—	—
—	—	—	—	—
(531,950,810)	92,091	166,276,387	82,977,310	107,276,200
(664,655,056)	91,980	72,861,024	11,025,481	(18,240,762)
$(367,044,962)	$215,544	$418,618,164	$231,819,185	$28,223,418

(a)	For the period May 22, 2024 (commencement of operations) through June 30, 2024.

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR Portfolio Intermediate Term Treasury ETF	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$168,149,339	$247,772,486	$58,201,011
Dividend income — affiliated issuers	384,689	1,117,327	185,542
Unaffiliated securities lending income	171,913	113,122	72,370
Affiliated securities lending income	378,318	2,438,764	236,805
Foreign taxes withheld	—	(2,178)	(6,526)
TOTAL INVESTMENT INCOME (LOSS)	169,084,259	251,439,521	58,689,202
EXPENSES
Advisory fee	1,516,440	1,627,211	335,714
Trustees’ fees and expenses	46,109	25,170	9,841
Miscellaneous expenses	4,821	2,869	1,096
TOTAL EXPENSES	1,567,370	1,655,250	346,651
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	1,567,370	1,655,250	346,651
NET INVESTMENT INCOME (LOSS)	$167,516,889	$249,784,271	$58,342,551
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(33,566,154)	(23,641,791)	(3,229,130)
Investments — affiliated issuers	—	(1,046)	(1,357)
In-kind redemptions — unaffiliated issuers	(66,316,809)	51,042,947	(2,941,400)
Foreign currency transactions	—	1,160	—
Net realized gain (loss)	(99,882,963)	27,401,270	(6,171,887)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	61,492,279	44,679,854	16,867,332
Investments — affiliated issuers	—	559	476
Net change in unrealized appreciation/depreciation	61,492,279	44,680,413	16,867,808
NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,390,684)	72,081,683	10,695,921
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$129,126,205	$321,865,954	$69,038,472
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF

149,037,790
14,526,230
—
—
—
163,564,020

1,882,747
46,601
4,969
1,934,317
(301,240)
1,633,077
$161,930,943

(5,843,746)
(10,766)
—
—
(5,854,512)

(51,183,087)
23,606
(51,159,481)
(57,013,993)
$104,916,950

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$273,846,037	$185,306,214	$319,435,305	$203,371,633
Net realized gain (loss)	(61,116,352)	(202,663,135)	(56,848,193)	(185,879,722)
Net change in unrealized appreciation/depreciation	9,151,774	(39,864,533)	161,125,385	86,044,151
Net increase (decrease) in net assets resulting from operations	221,881,459	(57,221,454)	423,712,497	103,536,062
Net equalization credits and charges	2,013,542	880,714	2,483,700	3,068,844
Distributions to shareholders	(268,639,469)	(183,017,364)	(311,837,137)	(201,310,654)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,834,010,572	3,931,798,014	21,818,297,464	19,762,126,041
Cost of shares redeemed	(1,615,942,321)	(3,289,896,063)	(19,862,487,338)	(19,052,630,026)
Net income equalization	(2,013,542)	(880,714)	(2,483,700)	(3,068,844)
Other capital	654,647	1,118,882	491,286	669,479
Net increase (decrease) in net assets from beneficial interest transactions	1,216,709,356	642,140,119	1,953,817,712	707,096,650
Contribution from affiliate (Note 5)	—	8,417	—	—
Net increase (decrease) in net assets during the period	1,171,964,888	402,790,432	2,068,176,772	612,390,902
Net assets at beginning of period	6,674,136,183	6,271,345,751	6,288,302,669	5,675,911,767
NET ASSETS AT END OF PERIOD	$7,846,101,071	$6,674,136,183	$8,356,479,441	$6,288,302,669
SHARES OF BENEFICIAL INTEREST:
Shares sold	114,400,000	154,200,000	678,600,000	613,000,000
Shares redeemed	(64,800,000)	(128,900,000)	(618,000,000)	(591,000,000)
Net increase (decrease) from share transactions	49,600,000	25,300,000	60,600,000	22,000,000
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Treasury ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 5/22/24*- 6/30/24

$37,271,703	$28,071,661	$297,610,094	$173,721,046	$123,564
(19,228,149)	(78,188,077)	(132,704,246)	(300,778,065)	(111)
(4,338,982)	39,431,465	(531,950,810)	(232,172,581)	92,091
13,704,572	(10,684,951)	(367,044,962)	(359,229,600)	215,544
49,509	(125,593)	6,430,377	151,010	—
(36,805,312)	(27,318,843)	(290,027,588)	(167,540,784)	(33,230)

989,377,399	1,984,826,467	6,407,417,061	10,563,175,458	24,000,000
(879,320,302)	(1,849,031,005)	(2,741,911,629)	(8,880,883,640)	—
(49,509)	125,593	(6,430,377)	(151,010)	—
99,819	116,749	42,888	43,909	179
110,107,407	136,037,804	3,659,117,943	1,682,184,717	24,000,179
—	—	—	—	—
87,056,176	97,908,417	3,008,475,770	1,155,565,343	24,182,493
707,523,459	609,615,042	7,010,339,384	5,854,774,041	—
$794,579,635	$707,523,459	$10,018,815,154	$7,010,339,384	$24,182,493

44,200,000	85,300,000	233,200,000	345,500,000	800,000
(39,500,000)	(80,100,000)	(99,500,000)	(288,200,000)	—
4,700,000	5,200,000	133,700,000	57,300,000	800,000

*	Commencement of operations.

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Corporate Bond ETF		SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$345,757,140	$231,295,324	$220,793,704	$120,729,261
Net realized gain (loss)	(93,415,363)	(191,262,802)	(71,951,829)	(99,494,035)
Net change in unrealized appreciation/depreciation	166,276,387	100,084,299	82,977,310	5,886,207
Net increase (decrease) in net assets resulting from operations	418,618,164	140,116,821	231,819,185	27,121,433
Net equalization credits and charges	(1,093,178)	394,419	(3,780,674)	1,167,943
Distributions to shareholders	(343,080,326)	(220,064,345)	(217,857,731)	(107,148,875)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,088,209,341	5,315,638,433	5,690,048,403	12,153,057,439
Cost of shares redeemed	(4,556,092,688)	(4,576,953,717)	(6,806,368,670)	(9,799,286,216)
Net income equalization	1,093,178	(394,419)	3,780,674	(1,167,943)
Other capital	63,341	83,669	28,487	42,574
Net increase (decrease) in net assets from beneficial interest transactions	(466,726,828)	738,373,966	(1,112,511,106)	2,352,645,854
Net increase (decrease) in net assets during the period	(392,282,168)	658,820,861	(1,102,330,326)	2,273,786,355
Net assets at beginning of period	8,024,153,182	7,365,332,321	5,597,875,733	3,324,089,378
NET ASSETS AT END OF PERIOD	$7,631,871,014	$8,024,153,182	$4,495,545,407	$5,597,875,733
SHARES OF BENEFICIAL INTEREST:
Shares sold	138,400,000	180,400,000	198,000,000	419,300,000
Shares redeemed	(154,500,000)	(155,200,000)	(236,800,000)	(337,700,000)
Net increase (decrease) from share transactions	(16,100,000)	25,200,000	(38,800,000)	81,600,000
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF		SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$46,464,180	$103,521,451	$167,516,889	$93,346,013	$249,784,271	$61,786,708
(125,516,962)	(197,800,572)	(99,882,963)	(319,144,449)	27,401,270	(24,895,905)
107,276,200	61,906,747	61,492,279	126,980,306	44,680,413	34,660,637
28,223,418	(32,372,374)	129,126,205	(98,818,130)	321,865,954	71,551,440
14,586,813	15,203,731	2,758,639	(1,854,948)	7,643,353	509,156
(55,250,891)	(119,275,811)	(162,573,028)	(85,054,475)	(235,983,031)	(60,734,530)

200,680,461	466,264,310	6,813,242,450	17,436,976,286	5,303,495,284	796,195,300
(842,920,696)	(1,481,110,986)	(5,373,551,959)	(16,684,744,488)	(1,823,350,051)	(383,224,358)
(14,586,813)	(15,203,731)	(2,758,639)	1,854,948	(7,643,353)	(509,156)
2,117	1,986	22,925	52,794	294,462	16,563
(656,824,931)	(1,030,048,421)	1,436,954,777	754,139,540	3,472,796,342	412,478,349
(669,265,591)	(1,166,492,875)	1,406,266,593	568,411,987	3,566,322,618	423,804,415
1,681,335,081	2,847,827,956	4,395,081,069	3,826,669,082	1,109,165,128	685,360,713
$1,012,069,490	$1,681,335,081	$5,801,347,662	$4,395,081,069	$4,675,487,746	$1,109,165,128

8,000,000	17,500,000	244,500,000	606,000,000	231,500,000	35,100,000
(33,300,000)	(55,900,000)	(192,800,000)	(580,500,000)	(79,200,000)	(17,000,000)
(25,300,000)	(38,400,000)	51,700,000	25,500,000	152,300,000	18,100,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Corporate Bond ETF		SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,342,551	$22,976,556	$161,930,943	$109,677,483
Net realized gain (loss)	(6,171,887)	(18,919,586)	(5,854,512)	(25,325,098)
Net change in unrealized appreciation/depreciation	16,867,808	8,689,448	(51,159,481)	(140,072,156)
Net increase (decrease) in net assets resulting from operations	69,038,472	12,746,418	104,916,950	(55,719,771)
Net equalization credits and charges	1,908,264	493,614	1,332,741	839,961
Distributions to shareholders	(56,711,400)	(21,650,692)	(161,494,760)	(120,700,479)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,090,256,747	571,526,058	870,414,095	782,032,796
Cost of shares redeemed	(353,428,921)	(189,517,492)	(14,895,626)	(198,699,219)
Net income equalization	(1,908,264)	(493,614)	(1,332,741)	(839,961)
Other capital	23,590	19,006	308,939	327,234
Net increase (decrease) in net assets from beneficial interest transactions	734,943,152	381,533,958	854,494,667	582,820,850
Contribution from affiliate (Note 5)	—	888	—	—
Net increase (decrease) in net assets during the period	749,178,488	373,124,186	799,249,598	407,240,561
Net assets at beginning of period	714,310,917	341,186,731	4,382,476,723	3,975,236,162
NET ASSETS AT END OF PERIOD	$1,463,489,405	$714,310,917	$5,181,726,321	$4,382,476,723
SHARES OF BENEFICIAL INTEREST:
Shares sold	38,550,000	19,850,000	40,600,000	35,700,000
Shares redeemed	(12,350,000)	(6,600,000)	(700,000)	(9,100,000)
Net increase (decrease) from share transactions	26,200,000	13,250,000	39,900,000	26,600,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$25.35	$26.35	$30.00	$30.79	$29.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93	0.74	0.55	0.58	0.76
Net realized and unrealized gain (loss) (b)	(0.29)	(1.01)	(3.59)	(0.69)	1.67
Total from investment operations	0.64	(0.27)	(3.04)	(0.11)	2.43
Net equalization credits and charges (a)	0.01	0.00(c)	0.00(c)	0.01	0.01
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.92)	(0.73)	(0.61)	(0.69)	(0.82)
Net asset value, end of period	$25.08	$25.35	$26.35	$30.00	$30.79
Total return (d)	2.62%	(1.01)%(e)	(10.30)%	(0.33)%	8.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,846,101	$6,674,136	$6,271,346	$6,158,989	$5,153,746
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.03%	0.04%	0.04%
Net expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	3.73%	2.90%	1.90%	1.90%	2.56%
Portfolio turnover rate (f)	13%(g)	12%(g)	18%(g)	24%(g)	101%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution to the fund during the fiscal year ended June 30, 2023, the total return would have remained (1.01)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
(g)	The portfolio turnover calculated for the year ended 06/30/24, 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 56%, 68%, 104% and 103%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$32.08	$32.62	$36.68	$36.45	$34.91
Income (loss) from investment operations:
Net investment income (loss) (a)	1.39	1.07	0.59	0.62	0.96
Net realized and unrealized gain (loss) (b)	0.45	(0.58)	(4.05)	0.28	1.56
Total from investment operations	1.84	0.49	(3.46)	0.90	2.52
Net equalization credits and charges (a)	0.01	0.02	0.00(c)	(0.00)(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.36)	(1.05)	(0.60)	(0.67)	(0.99)
Net asset value, end of period	$32.57	$32.08	$32.62	$36.68	$36.45
Total return (d)	5.90%	1.63%	(9.54)%	2.47%	7.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,356,479	$6,288,303	$5,675,912	$6,682,402	$6,334,747
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	4.31%	3.33%	1.68%	1.69%	2.71%
Portfolio turnover rate (e)	30%	26%	28%	26%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$23.16	$24.05	$31.78	$31.45	$28.73
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.05	0.95	0.96	1.08
Net realized and unrealized gain (loss) (b)	(0.62)	(0.90)	(7.72)	0.31	2.73
Total from investment operations	0.51	0.15	(6.77)	1.27	3.81
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.01)	0.01	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.13)	(1.04)	(0.96)	(0.96)	(1.09)
Net asset value, end of period	$22.54	$23.16	$24.05	$31.78	$31.45
Total return (d)	2.35%	0.73%	(21.79)%	4.18%	13.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$794,580	$707,523	$609,615	$999,468	$731,099
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	5.04%	4.53%	3.22%	3.02%	3.59%
Portfolio turnover rate (e)	15%	18%	16%	15%	22%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$29.88	$33.02	$41.28	$46.93	$38.24
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	0.88	0.74	0.70	0.89
Net realized and unrealized gain (loss) (b)	(2.71)	(3.16)	(8.30)	(5.67)	8.71
Total from investment operations	(1.70)	(2.28)	(7.56)	(4.97)	9.60
Net equalization credits and charges (a)	0.02	0.00(c)	0.03	0.02	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.00)	(0.86)	(0.73)	(0.70)	(0.90)
Net asset value, end of period	$27.20	$29.88	$33.02	$41.28	$46.93
Total return (d)	(5.60)%	(6.91)%	(18.51)%	(10.61)%	25.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,018,815	$7,010,339	$5,854,774	$3,604,056	$2,412,329
Ratios to average net assets:
Total expenses	0.03%	0.07%	0.06%	0.06%	0.06%
Net investment income (loss)	3.70%	2.87%	1.92%	1.62%	2.11%
Portfolio turnover rate (e)	3%	4%	4%	6%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Portfolio Treasury ETF
For the Period 5/22/24*- 6/30/24
Net asset value, beginning of period	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15
Net realized and unrealized gain (loss) (b)	0.12
Total from investment operations	0.27
Other capital (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value, end of period	$30.23
Total return (d)	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,182
Ratios to average net assets:
Total expenses	0.03%(e)
Net investment income (loss)	4.68%(e)
Portfolio turnover rate (f)	2%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$29.39	$29.72	$31.28	$31.31	$30.77
Income (loss) from investment operations:
Net investment income (loss) (a)	1.37	0.90	0.30	0.41	0.76
Net realized and unrealized gain (loss) (b)	0.31	(0.38)	(1.49)	0.03	0.56
Total from investment operations	1.68	0.52	(1.19)	0.44	1.32
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	(0.00)(c)	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.36)	(0.85)	(0.32)	(0.47)	(0.79)
Net realized gains	—	—	(0.05)	—	—
Total distributions	(1.36)	(0.85)	(0.37)	(0.47)	(0.79)
Net asset value, end of period	$29.71	$29.39	$29.72	$31.28	$31.31
Total return (d)	5.82%	1.79%	(3.84)%	1.39%	4.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,631,871	$8,024,153	$7,365,332	$7,735,176	$6,663,011
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.05%	0.07%	0.07%
Net investment income (loss)	4.65%	3.04%	0.97%	1.31%	2.45%
Portfolio turnover rate (e)	51%	47%	56%	56%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$28.78	$29.44	$30.63	$30.71	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.19	0.80	0.12	0.07	0.42
Net realized and unrealized gain (loss) (b)	0.10	(0.79)	(1.21)	(0.07)	0.80
Total from investment operations	1.29	0.01	(1.09)	0.00(c)	1.22
Net equalization credits and charges (a)	(0.02)	0.01	(0.00)(c)	(0.00)(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.18)	(0.68)	(0.10)	(0.08)	(0.52)
Net asset value, end of period	$28.87	$28.78	$29.44	$30.63	$30.71
Total return (d)	4.50%	0.09%	(3.55)%	0.01%	4.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,495,545	$5,597,876	$3,324,089	$3,497,886	$3,199,928
Ratios to average net assets:
Total expenses	0.03%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.13%	2.76%	0.40%	0.23%	1.39%
Portfolio turnover rate (e)	54%	50%	52%	55%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$25.83	$27.52	$31.15	$30.10	$28.30
Income (loss) from investment operations:
Net investment income (loss) (b)	0.84	1.22	1.88	1.06	0.23
Net realized and unrealized gain (loss) (c)	(0.51)	(1.77)	(3.48)	0.96	2.19
Total from investment operations	0.33	(0.55)	(1.60)	2.02	2.42
Net equalization credits and charges (b)	0.26	0.18	(0.08)	(0.13)	(0.01)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.99)	(1.32)	(1.95)	(0.84)	(0.61)
Net asset value, end of period	$25.43	$25.83	$27.52	$31.15	$30.10
Total return (e)	2.38%	(1.42)%	(5.81)%	6.34%	8.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,012,069	$1,681,335	$2,847,828	$2,604,257	$1,790,965
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.12%	0.12%	0.13%
Net investment income (loss)	3.30%	4.59%	6.15%	3.44%	0.79%
Portfolio turnover rate (f)	18%	14%	14%	13%	16%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$28.28	$29.46	$32.38	$33.21	$30.91
Income (loss) from investment operations:
Net investment income (loss) (b)	0.99	0.65	0.25	0.13	0.47
Net realized and unrealized gain (loss) (c)	(0.31)	(1.21)	(2.94)	(0.81)	2.31
Total from investment operations	0.68	(0.56)	(2.69)	(0.68)	2.78
Net equalization credits and charges (b)	0.02	(0.01)	0.00(d)	(0.01)	0.03
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.97)	(0.61)	(0.23)	(0.14)	(0.51)
Net asset value, end of period	$28.01	$28.28	$29.46	$32.38	$33.21
Total return (e)	2.52%	(1.94)%	(8.34)%	(2.08)%	9.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,801,348	$4,395,081	$3,826,669	$3,069,652	$4,173,902
Ratios to average net assets:
Total expenses	0.03%	0.07%	0.06%	0.06%	0.06%
Net investment income (loss)	3.56%	2.26%	0.81%	0.41%	1.46%
Portfolio turnover rate (f)	19%	19%	22%	24%	22%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$22.78	$22.40	$26.84	$24.38	$26.17
Income (loss) from investment operations:
Net investment income (loss) (a)	1.83	1.57	1.24	1.37	1.53
Net realized and unrealized gain (loss) (b)	0.39	0.37	(4.40)	2.49	(1.74)
Total from investment operations	2.22	1.94	(3.16)	3.86	(0.21)
Net equalization credits and charges (a)	0.06	0.01	0.04	0.05	0.01
Contribution from affiliate (Note 5)	—	—	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.80)	(1.57)	(1.32)	(1.45)	(1.60)
Net asset value, end of period	$23.26	$22.78	$22.40	$26.84	$24.38
Total return (d)	10.47%	8.96%	(12.19)%(e)	16.41%	(0.78)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,675,488	$1,109,165	$685,361	$408,033	$102,391
Ratios to average net assets:
Total expenses	0.05%	0.10%	0.10%	0.13%	0.15%
Net expenses	0.05%	0.10%	0.10%	0.13%	0.15%
Net investment income (loss)	7.94%	6.91%	4.87%	5.25%	6.06%
Portfolio turnover rate (f)	32%	25%	31%	54%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (12.19)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$28.80	$29.54	$35.37	$35.10	$33.02
Income (loss) from investment operations:
Net investment income (loss) (a)	1.49	1.26	0.84	0.87	1.09
Net realized and unrealized gain (loss) (b)	(0.17)	(0.83)	(5.75)	0.32	2.08
Total from investment operations	1.32	0.43	(4.91)	1.19	3.17
Net equalization credits and charges (a)	0.05	0.03	0.00(c)	0.02	0.03
Contribution from affiliate (Note 5)	—	0.00(c)	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.47)	(1.20)	(0.84)	(0.90)	(1.12)
Net realized gains	—	—	(0.08)	(0.04)	—
Total distributions	(1.47)	(1.20)	(0.92)	(0.94)	(1.12)
Net asset value, end of period	$28.70	$28.80	$29.54	$35.37	$35.10
Total return (d)	4.88%	1.66%(e)	(14.17)%(f)	3.49%	9.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,463,489	$714,311	$341,187	$348,427	$194,813
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.06%	0.06%
Net investment income (loss)	5.21%	4.37%	2.50%	2.47%	3.21%
Portfolio turnover rate (g)	21%	20%	21%	21%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2023, the total return would have remained 1.66%.
(f)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$21.85	$22.85	$25.84	$26.74	$26.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.60	0.34	0.21	0.54
Net realized and unrealized gain (loss) (b)	(0.31)	(0.94)	(2.70)	(0.41)	0.85
Total from investment operations	0.43	(0.34)	(2.36)	(0.20)	1.39
Net equalization credits and charges (a)	0.01	0.00(c)	0.01	0.03	0.06
Contribution from affiliate (Note 5)	—	—	0.00(c)	—	—
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02
Distributions to shareholders from:
Net investment income	(0.74)	(0.66)	(0.64)	(0.73)	(0.82)
Net asset value, end of period	$21.55	$21.85	$22.85	$25.84	$26.74
Total return (d)	2.07%	(1.46)%	(9.25)%(e)	(0.66)%	5.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,181,726	$4,382,477	$3,975,236	$3,903,717	$2,000,022
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.04%	0.05%	0.06%
Net expenses	0.03%	0.04%	0.03%	0.05%	0.04%
Net investment income (loss)	3.44%	2.72%	1.36%	0.81%	2.02%
Portfolio turnover rate (f)	10%(g)	14%(g)	26%(g)	37%(g)	298%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the period ended 6/30/24 and years ended 6/30/23, 6/30/22 and 6/30/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 120%, 125%, 157% and 222%, respectively.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of eighty-four (84) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
SPDR Portfolio Treasury ETF was formed on May 21, 2024 and commenced operations on May 22, 2024.
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the "Internal Revenue Code") as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Corporate Bond ETF	0.04
SPDR Portfolio Long Term Treasury ETF	0.03(1)
SPDR Portfolio Treasury ETF	0.03
SPDR Portfolio Short Term Corporate Bond ETF	0.04
SPDR Portfolio Short Term Treasury ETF	0.03(1)
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.03(1)
SPDR Portfolio High Yield Bond ETF	0.05(1)
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
(1)	Effective August 1, 2023 the Management Fee was reduced for the following Funds as follows: SPDR Portfolio Long Term Treasury ETF from 0.06% to 0.03%, SPDR Portfolio Short Term Treasury ETF from 0.06% to 0.03%, SPDR Portfolio Intermediate Term Treasury ETF from 0.06% to 0.03% and SPDR Portfolio High Yield Bond ETF from 0.10% to 0.05%.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2024. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2024 except with the approval of the Board.
The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2023, SSGA FM agreed to make a contribution of $8,417 to the SPDR Portfolio Aggregate Bond ETF and $888 to the SPDR Portfolio Corporate Bond ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$3,996,291,407	$3,684,658,383	$371,035,829	$366,300,260
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,301,459	1,483,259	2,176,225,236	2,275,818,820
SPDR Portfolio Long Term Corporate Bond ETF	—	—	126,547,758	112,239,838
SPDR Portfolio Long Term Treasury ETF	283,382,088	268,914,258	—	—
SPDR Portfolio Treasury ETF	579,463	410,365	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	3,760,901,753	3,847,158,131
SPDR Portfolio Short Term Treasury ETF	2,802,686,248	2,899,466,483	—	—
SPDR Portfolio TIPS ETF	—	—	255,635,367	294,434,122
SPDR Portfolio Intermediate Term Treasury ETF	899,580,895	923,993,951	—	—
SPDR Portfolio High Yield Bond ETF	—	—	1,012,292,754	974,543,346
SPDR Portfolio Corporate Bond ETF	153,989	—	232,525,113	244,020,795
SPDR Portfolio Mortgage Backed Bond ETF	952,757,066	434,090,180	—	—
For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$1,987,726,429	$1,126,537,993	$(45,805,931)
SPDR Portfolio Intermediate Term Corporate Bond ETF	21,475,711,715	19,455,629,505	11,113,191
SPDR Portfolio Long Term Corporate Bond ETF	959,356,381	864,784,857	(4,400,368)
SPDR Portfolio Long Term Treasury ETF	6,311,649,173	2,708,432,625	(18,282,362)
SPDR Portfolio Treasury ETF	23,570,654	—	—
SPDR Portfolio Short Term Corporate Bond ETF	4,033,588,346	4,483,603,984	(16,231,557)
SPDR Portfolio Short Term Treasury ETF	5,632,952,979	6,714,069,582	(29,296,550)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio TIPS ETF	$216,786,035	$858,014,433	$(104,346,288)
SPDR Portfolio Intermediate Term Treasury ETF	6,739,794,480	5,322,636,648	(66,316,809)
SPDR Portfolio High Yield Bond ETF	5,104,935,497	1,759,636,534	51,042,947
SPDR Portfolio Corporate Bond ETF	1,071,878,327	347,915,511	(2,941,400)
SPDR Portfolio Mortgage Backed Bond ETF	246,318,447	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. SPDR Portfolio Treasury ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, TIPS adjustments, premium amortization, and contingent debt payment instruments.
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$268,639,469	$—	$268,639,469
SPDR Portfolio Intermediate Term Corporate Bond ETF	311,837,137	—	311,837,137
SPDR Portfolio Long Term Corporate Bond ETF	36,805,312	—	36,805,312
SPDR Portfolio Long Term Treasury ETF	290,027,588	—	290,027,588
SPDR Portfolio Treasury ETF	33,230	—	33,230
SPDR Portfolio Short Term Corporate Bond ETF	343,080,326	—	343,080,326

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Short Term Treasury ETF	$217,857,731	$—	$217,857,731
SPDR Portfolio TIPS ETF	55,250,891	—	55,250,891
SPDR Portfolio Intermediate Term Treasury ETF	162,573,028	—	162,573,028
SPDR Portfolio High Yield Bond ETF	235,983,031	—	235,983,031
SPDR Portfolio Corporate Bond ETF	56,711,400	—	56,711,400
SPDR Portfolio Mortgage Backed Bond ETF	161,494,760	—	161,494,760
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 183,017,364	$ —	$ 183,017,364
SPDR Portfolio Intermediate Term Corporate Bond ETF	201,310,654	—	201,310,654
SPDR Portfolio Long Term Corporate Bond ETF	27,318,843	—	27,318,843
SPDR Portfolio Long Term Treasury ETF	167,540,784	—	167,540,784
SPDR Portfolio Short Term Corporate Bond ETF	220,064,345	—	220,064,345
SPDR Portfolio Short Term Treasury ETF	107,148,875	—	107,148,875
SPDR Portfolio TIPS ETF	119,275,811	—	119,275,811
SPDR Portfolio Intermediate Term Treasury ETF	85,054,475	—	85,054,475
SPDR Portfolio High Yield Bond ETF	60,734,530	—	60,734,530
SPDR Portfolio Corporate Bond ETF	21,650,692	—	21,650,692
SPDR Portfolio Mortgage Backed Bond ETF	120,700,479	—	120,700,479
At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Aggregate Bond ETF	$24,812,474	$(122,694,776)	$—	$(672,447,454)	$(770,329,756)
SPDR Portfolio Intermediate Term Corporate Bond ETF	18,909,685	(222,553,669)	—	(248,817,026)	(452,461,010)
SPDR Portfolio Long Term Corporate Bond ETF	2,957,758	(57,531,468)	—	(129,228,478)	(183,802,188)
SPDR Portfolio Long Term Treasury ETF	18,990,194	(211,010,417)	—	(2,217,842,109)	(2,409,862,332)
SPDR Portfolio Treasury ETF	90,334	(111)	—	92,091	182,314
SPDR Portfolio Short Term Corporate Bond ETF	23,826,054	(259,793,662)	—	(20,342,103)	(256,309,711)
SPDR Portfolio Short Term Treasury ETF	18,776,614	(117,142,901)	—	(26,438,711)	(124,804,998)
SPDR Portfolio TIPS ETF	—	(81,731,365)	—	(130,437,681)	(212,169,046)
SPDR Portfolio Intermediate Term Treasury ETF	15,469,902	(128,343,400)	—	(176,496,824)	(289,370,322)
SPDR Portfolio High Yield Bond ETF	19,516,124	(52,544,847)	—	(29,674,662)	(62,703,385)
SPDR Portfolio Corporate Bond ETF	3,627,044	(9,216,157)	—	(20,393,943)	(25,983,056)
SPDR Portfolio Mortgage Backed Bond ETF	19,910,219	(209,493,696)	—	(637,333,030)	(826,916,507)
As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$70,727,329	$51,967,447
SPDR Portfolio Intermediate Term Corporate Bond ETF	75,364,646	147,189,023
SPDR Portfolio Long Term Corporate Bond ETF	18,854,917	38,676,551
SPDR Portfolio Long Term Treasury ETF	36,164,495	174,845,922

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Treasury ETF	$111	$—
SPDR Portfolio Short Term Corporate Bond ETF	39,722,356	220,071,306
SPDR Portfolio Short Term Treasury ETF	37,230,541	79,912,360
SPDR Portfolio TIPS ETF	24,667,320	57,064,045
SPDR Portfolio Intermediate Term Treasury ETF	10,799,554	117,543,846
SPDR Portfolio High Yield Bond ETF	7,724,929	44,819,918
SPDR Portfolio Corporate Bond ETF	1,365,761	7,850,396
SPDR Portfolio Mortgage Backed Bond ETF	125,238,496	84,255,200
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$8,773,688,377	$16,435,079	$688,882,533	$(672,447,454)
SPDR Portfolio Intermediate Term Corporate Bond ETF	8,946,532,043	9,512,353	258,330,216	(248,817,863)
SPDR Portfolio Long Term Corporate Bond ETF	941,112,626	509,271	129,737,749	(129,228,478)
SPDR Portfolio Long Term Treasury ETF	12,208,748,466	1,001,575	2,218,843,684	(2,217,842,109)
SPDR Portfolio Treasury ETF	24,017,133	92,265	174	92,091
SPDR Portfolio Short Term Corporate Bond ETF	8,046,230,132	12,930,950	33,273,053	(20,342,103)
SPDR Portfolio Short Term Treasury ETF	4,480,430,720	3,091,689	29,530,400	(26,438,711)
SPDR Portfolio TIPS ETF	1,140,210,122	90,633	130,528,314	(130,437,681)
SPDR Portfolio Intermediate Term Treasury ETF	6,065,272,632	2,925,162	179,421,986	(176,496,824)
SPDR Portfolio High Yield Bond ETF	4,959,702,959	53,303,595	82,978,257	(29,674,662)
SPDR Portfolio Corporate Bond ETF	1,587,236,745	12,212,780	32,606,723	(20,393,943)
SPDR Portfolio Mortgage Backed Bond ETF	6,100,034,593	5,994,522	643,327,552	(637,333,030)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 283,520,034	$ 170,819,324	$ 119,700,485	$ 290,519,809
SPDR Portfolio Intermediate Term Corporate Bond ETF	785,960,177	420,255,818	383,497,893	803,753,711
SPDR Portfolio Long Term Corporate Bond ETF	43,657,023	30,320,260	14,659,925	44,980,185
SPDR Portfolio Long Term Treasury ETF	91,272,034	94,348,495	—	94,348,495
SPDR Portfolio Short Term Corporate Bond ETF	448,504,961	269,550,370	188,307,343	457,857,713
SPDR Portfolio Short Term Treasury ETF	303,098,998	—	309,417,175	309,417,175
SPDR Portfolio TIPS ETF	6,045,378	6,183,750	—	6,183,750
SPDR Portfolio Intermediate Term Treasury ETF	536,517,843	94,519,923	454,636,692	549,156,615
SPDR Portfolio High Yield Bond ETF	340,394,637	324,808,968	22,949,013	347,757,981
SPDR Portfolio Corporate Bond ETF	205,381,808	120,998,573	89,485,630	210,484,203
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$152,938,752	$—	$—	$—	$152,938,752	$152,938,752
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	6,456,420	—	—	—	6,456,420	6,456,420
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	8,493,223	—	—	—	8,493,223	8,493,223
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	2,930,929	—	—	—	2,930,929	2,930,929
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	420,255,818	—	—	—	420,255,818	420,255,818
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	30,320,260	—	—	—	30,320,260	30,320,260
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	94,348,495	—	—	—	94,348,495	94,348,495
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	269,550,370	—	—	—	269,550,370	269,550,370
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	6,183,750	—	—	—	6,183,750	6,183,750
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	94,519,923	—	—	—	94,519,923	94,519,923
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	324,808,968	—	—	—	324,808,968	324,808,968
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	120,998,573	—	—	—	120,998,573	120,998,573
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The following Funds participate in the credit facility as of June 30, 2024:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2024.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and SPDR Portfolio Mortgage Backed Bond ETF, and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and SPDR Portfolio Mortgage Backed Bond ETF, (collectively referred to as the “Funds”) (twelve of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the funds constituting SPDR® Series Trust) at June 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Portfolio Aggregate Bond ETF	For the year ended June 30,2024	For each of the two years in the period ended June 30,2024	For each of the five years in the period ended June 30,2024
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio IntermediateTerm Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio CorporateBond ETF
SPDR Portfolio Mortgage Backed Bond ETF
SPDR Portfolio Treasury ETF	For the period from May 22, 2024 (commencement of operations) through June 30, 2024

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 27, 2024

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed-income series of SST (collectively, the “SPDR ETFs”), except for SPDR Portfolio Treasury ETF. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively-managed funds. The Board focused on the extent to which each index-based SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Approval of Advisory Agreement for SPDR Portfolio Treasury ETF
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement”) between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SST:  SPDR Portfolio Treasury ETF (the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 6, 2024